UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

ONE IRON STREET

BOSTON, MASSACHUSETTS 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

Quarterly Report

March 31, 2018

SPDR® Series Trust

Equity Funds

Fixed Income Funds

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (UNAUDITED)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR DOW JONES REIT ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.5%
Chatham Lodging Trust REIT	173,548	$3,323,444
QTS Realty Trust, Inc. Class A REIT	192,386	6,968,221

		10,291,665

REAL ESTATE INVESTMENT TRUSTS (REITS) — 99.1%
Acadia Realty Trust REIT	319,856	7,868,458
Alexandria Real Estate Equities, Inc. REIT	385,445	48,138,226
American Assets Trust, Inc. REIT	158,570	5,297,824
American Campus Communities, Inc. REIT	519,324	20,056,293
American Homes 4 Rent Class A REIT	957,905	19,234,732
Apartment Investment & Management Co. Class A REIT	597,483	24,347,432
Apple Hospitality REIT, Inc.	797,309	14,008,719
Ashford Hospitality Prime, Inc. REIT	122,916	1,194,744
Ashford Hospitality Trust, Inc. REIT	339,662	2,194,217
AvalonBay Communities, Inc. REIT	525,940	86,496,092
Boston Properties, Inc. REIT	587,780	72,426,252
Brandywine Realty Trust REIT	671,176	10,658,275
Brixmor Property Group, Inc. REIT	1,159,207	17,677,907
Camden Property Trust REIT	352,696	29,689,949
CBL & Associates Properties, Inc. REIT (a)	658,562	2,746,204
Cedar Realty Trust, Inc. REIT	313,787	1,236,321
Chesapeake Lodging Trust REIT	229,841	6,391,878
Columbia Property Trust, Inc. REIT	458,218	9,375,140
Corporate Office Properties Trust REIT	380,837	9,837,020
Cousins Properties, Inc. REIT	1,606,322	13,942,875
CubeSmart REIT	694,193	19,576,243
DCT Industrial Trust, Inc. REIT	357,484	20,140,649
DDR Corp. REIT	1,169,631	8,573,395
DiamondRock Hospitality Co. REIT	765,266	7,989,377
Digital Realty Trust, Inc. REIT	782,422	82,451,630
Douglas Emmett, Inc. REIT	606,610	22,298,984
Duke Realty Corp. REIT	1,359,001	35,986,346
Easterly Government Properties, Inc. REIT (a)	168,746	3,442,418
EastGroup Properties, Inc. REIT	131,661	10,883,098
Education Realty Trust, Inc. REIT	289,704	9,487,806
Equity Commonwealth REIT (b)	476,487	14,613,856
Equity LifeStyle Properties, Inc. REIT	336,520	29,536,360
Equity Residential REIT	1,402,252	86,406,768
Essex Property Trust, Inc. REIT	251,496	60,530,057
Extra Space Storage, Inc. REIT	479,906	41,924,588
Federal Realty Investment Trust REIT	278,579	32,345,808
First Industrial Realty Trust, Inc. REIT	458,300	13,396,109
Forest City Realty Trust, Inc. Class A REIT	1,015,014	20,564,184

Security Description	Shares	Value

Franklin Street Properties Corp. REIT	412,694	$3,470,757
GGP, Inc. REIT	2,405,115	49,208,653
HCP, Inc. REIT	1,787,347	41,520,071
Healthcare Realty Trust, Inc. REIT	479,699	13,292,459
Hersha Hospitality Trust REIT (a)	141,308	2,529,413
Highwoods Properties, Inc. REIT	392,915	17,217,535
Hospitality Properties Trust REIT	625,176	15,841,960
Host Hotels & Resorts, Inc. REIT	2,795,377	52,105,827
Hudson Pacific Properties, Inc. REIT	590,922	19,222,693
Independence Realty Trust, Inc. REIT	319,312	2,931,284
Invitation Homes, Inc. REIT	1,085,416	24,780,047
JBG SMITH Properties REIT	357,123	12,038,616
Kilroy Realty Corp. REIT	374,867	26,600,562
Kimco Realty Corp. REIT	1,619,113	23,315,227
Kite Realty Group Trust REIT	319,716	4,869,275
LaSalle Hotel Properties REIT	435,029	12,620,191
Liberty Property Trust REIT	561,206	22,296,714
Life Storage, Inc. REIT	176,869	14,772,099
LTC Properties, Inc. REIT	151,293	5,749,134
Macerich Co. REIT	412,788	23,124,384
Mack-Cali Realty Corp. REIT	343,560	5,740,888
Mid-America Apartment Communities, Inc. REIT	432,575	39,468,143
National Storage Affiliates Trust REIT	189,382	4,749,701
NorthStar Realty Europe Corp. REIT	210,762	2,744,121
Paramount Group, Inc. REIT	780,487	11,114,135
Park Hotels & Resorts, Inc. REIT	764,437	20,655,088
Pebblebrook Hotel Trust REIT (a)	263,697	9,057,992
Pennsylvania Real Estate Investment Trust (a)	267,893	2,585,167
Piedmont Office Realty Trust, Inc. Class A REIT	513,163	9,026,537
Prologis, Inc. REIT	2,030,233	127,884,377
PS Business Parks, Inc. REIT	76,050	8,596,692
Public Storage REIT	570,666	114,355,760
Quality Care Properties, Inc. REIT (b)	358,823	6,971,931
Ramco-Gershenson Properties Trust REIT	303,474	3,750,939
Regency Centers Corp. REIT	564,293	33,282,001
Retail Opportunity Investments Corp. REIT (a)	419,519	7,412,901
Retail Properties of America, Inc. Class A REIT	868,587	10,127,724
Rexford Industrial Realty, Inc. REIT	297,592	8,567,674
RLJ Lodging Trust REIT	671,048	13,045,173
Ryman Hospitality Properties, Inc. REIT	194,749	15,083,310
Saul Centers, Inc. REIT	45,920	2,340,542
Senior Housing Properties Trust REIT	903,735	14,152,490
Seritage Growth Properties Class A REIT (a)	98,837	3,513,655
Simon Property Group, Inc. REIT	1,185,089	182,918,487
SL Green Realty Corp. REIT	343,865	33,296,448
Summit Hotel Properties, Inc. REIT	398,612	5,425,109

See accompanying notes to schedule of investments.

SPDR DOW JONES REIT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Sun Communities, Inc. REIT	302,026	$27,596,116
Sunstone Hotel Investors, Inc. REIT	861,829	13,117,037
Tanger Factory Outlet Centers, Inc. REIT (a)	361,149	7,945,278
Taubman Centers, Inc. REIT	232,803	13,248,819
Tier REIT, Inc.	184,119	3,402,519
UDR, Inc. REIT	1,020,897	36,364,351
Universal Health Realty Income Trust REIT	48,315	2,903,732
Urban Edge Properties REIT	404,861	8,643,782
Ventas, Inc. REIT	1,356,598	67,192,299
Vornado Realty Trust REIT	658,285	44,302,581
Washington Prime Group, Inc. REIT (a)	710,444	4,738,661
Washington Real Estate Investment Trust	300,088	8,192,402
Weingarten Realty Investors REIT	458,133	12,864,375
Welltower, Inc. REIT	1,410,585	76,778,142
Xenia Hotels & Resorts, Inc. REIT	407,790	8,041,619

		2,341,671,833

TOTAL COMMON STOCKS (Cost $2,320,954,451)		2,351,963,498

SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	3,546,428	3,546,428

Security Description	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	8,725,491	$8,725,491

TOTAL SHORT-TERM INVESTMENTS (Cost $12,271,919)		12,271,919

TOTAL INVESTMENTS — 100.1% (Cost $2,333,226,370)		2,364,235,417

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,364,940)

NET ASSETS — 100.0%		$2,362,870,477

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Equity Real Estate Investment Trusts (REITS)	$10,291,665	$—	$—	$10,291,665
Real Estate Investment Trusts (REITs)	2,341,671,833	—	—	2,341,671,833
Short-Term Investments	12,271,919	—	—	12,271,919

TOTAL INVESTMENTS	$2,364,235,417	$—	$—	$2,364,235,417

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,911,031	$6,911,031	$134,719,939	$138,084,542	$—	$—	3,546,428	$3,546,428	$27,919	$—

State Street Navigator Securities Lending Government Money Market Portfolio	4,414,810	4,414,810	102,274,028	97,963,347	—	—	8,725,491	8,725,491	87,783	—

Total		$11,325,841	$236,993,967	$236,047,889	$—	$—		$12,271,919	$115,702	$—

See accompanying notes to schedule of investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 7.2%
Acacia Communications, Inc. (a) (b)	2,895	$111,342
Applied Optoelectronics, Inc. (a) (b)	2,937	73,601
Arista Networks, Inc. (a)	526	134,288
InterDigital, Inc.	1,547	113,859
Motorola Solutions, Inc.	1,250	131,625
NetScout Systems, Inc. (a)	3,962	104,399
Oclaro, Inc. (a)	15,650	149,614
Ubiquiti Networks, Inc. (a) (b)	1,823	125,422

		944,150

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Fitbit, Inc. Class A (a) (b)	16,720	85,272

HEALTH CARE TECHNOLOGY — 1.2%
Veeva Systems, Inc. Class A (a)	2,099	153,269

HOUSEHOLD DURABLES — 0.6%
ZAGG, Inc. (a)	5,954	72,639

INTERNET & CATALOG RETAIL — 2.1%
Groupon, Inc. (a) (b)	21,302	92,450
Netflix, Inc. (a)	625	184,594

		277,044

INTERNET SOFTWARE & SERVICES — 34.7%
Alteryx, Inc. Class A (a) (b)	4,104	140,111
Autohome, Inc. ADR	1,928	165,692
Baozun, Inc. ADR (a) (b)	3,717	170,536
Bitauto Holdings, Ltd. ADR (a) (b)	3,827	80,941
Blucora, Inc. (a)	5,460	134,316
Box, Inc. Class A (a)	5,755	118,265
Carbonite, Inc. (a)	5,118	147,398
Cloudera, Inc. (a)	7,041	151,945
Envestnet, Inc. (a)	2,342	134,197
Facebook, Inc. Class A (a)	664	106,101
GrubHub, Inc. (a) (b)	1,659	168,339
Hortonworks, Inc. (a)	5,846	119,083
LogMeIn, Inc.	985	113,817
Mimecast, Ltd. (a)	4,354	154,262
Momo, Inc. ADR (a)	4,784	178,826
MuleSoft, Inc. Class A (a)	5,152	226,585
New Relic, Inc. (a)	2,063	152,909
Okta, Inc. (a)	4,548	181,238
Pandora Media, Inc. (a) (b)	23,428	117,843
Q2 Holdings, Inc. (a)	3,085	140,522
Quotient Technology, Inc. (a)	10,085	132,113
Shopify, Inc. Class A (a)	1,148	143,029
SINA Corp. (a)	1,189	123,977
SPS Commerce, Inc. (a)	2,470	158,253
Trade Desk, Inc. Class A (a) (b)	2,395	118,840
TrueCar, Inc. (a)	10,441	98,772
Twilio, Inc. Class A (a)	4,634	176,926
Twitter, Inc. (a)	5,469	158,656
Weibo Corp. ADR	1,144	136,754
Wix.com, Ltd. (a)	2,058	163,714
Yelp, Inc. (a)	2,802	116,983

Security Description	Shares	Value

YY, Inc. ADR (a)	1,066	$112,143

		4,543,086

IT SERVICES — 8.7%
Accenture PLC Class A	776	119,116
DXC Technology Co.	1,247	125,361
EPAM Systems, Inc. (a)	1,107	126,773
International Business Machines Corp.	770	118,141
Jack Henry & Associates, Inc.	1,019	123,248
Sabre Corp.	5,966	127,971
Teradata Corp. (a)	3,046	120,835
Travelport Worldwide, Ltd.	9,073	148,253
Virtusa Corp. (a)	2,626	127,256

		1,136,954

PROFESSIONAL SERVICES — 1.0%
IHS Markit, Ltd. (a)	2,634	127,064

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.5%
Cavium, Inc. (a)	1,387	110,100
FormFactor, Inc. (a)	7,925	108,176
Ichor Holdings, Ltd. (a) (b)	4,998	121,002
MaxLinear, Inc. (a)	4,694	106,789
Micron Technology, Inc. (a)	2,818	146,931
MKS Instruments, Inc.	1,265	146,297
NVIDIA Corp.	631	146,133
Qorvo, Inc. (a)	1,761	124,062
Silicon Motion Technology Corp. ADR (b)	2,268	109,136

		1,118,626

SOFTWARE — 29.5%
ACI Worldwide, Inc. (a)	5,266	124,910
Atlassian Corp. PLC Class A (a)	2,577	138,952
CA, Inc.	3,551	120,379
Check Point Software Technologies, Ltd. (a)	1,114	110,665
Cheetah Mobile, Inc. ADR (a) (b)	10,498	140,358
Citrix Systems, Inc. (a)	1,360	126,208
CyberArk Software, Ltd. (a)	2,699	137,703
Ebix, Inc. (b)	1,515	112,868
Ellie Mae, Inc. (a) (b)	1,285	118,143
Everbridge, Inc. (a)	4,444	162,650
Fair Isaac Corp.	754	127,705
FireEye, Inc. (a)	8,494	143,803
Globant SA (a)	2,827	145,704
Guidewire Software, Inc. (a)	1,595	128,924
Imperva, Inc. (a)	2,905	125,786
Paycom Software, Inc. (a) (b)	1,492	160,226
Paylocity Holding Corp. (a)	2,532	129,714
Proofpoint, Inc. (a)	1,349	153,314
Qualys, Inc. (a)	2,067	150,374
RealPage, Inc. (a)	2,662	137,093
Snap, Inc. Class A (a) (b)	7,355	116,724
Splunk, Inc. (a)	1,473	144,928
SS&C Technologies Holdings, Inc.	2,856	153,196
Symantec Corp.	4,139	106,993
Tableau Software, Inc. Class A (a)	1,691	136,667
Talend SA ADR (a)	2,817	135,554

See accompanying notes to schedule of investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

TiVo Corp.	7,984	$108,183
Varonis Systems, Inc. (a)	2,456	148,588
VMware, Inc. Class A (a) (b)	973	117,996

		3,864,308

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.8%
Apple, Inc.	688	115,433
Diebold Nixdorf, Inc. (b)	6,521	100,423
Hewlett Packard Enterprise Co.	8,274	145,126
Pure Storage, Inc. Class A (a)	7,037	140,388
Western Digital Corp.	1,404	129,547

		630,917

THRIFTS & MORTGAGE FINANCE — 0.9%
LendingTree, Inc. (a) (b)	364	119,447

TOTAL COMMON STOCKS (Cost $11,494,156)		13,072,776

SHORT-TERM INVESTMENTS — 9.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	17,138	17,138

Security Description	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	1,195,141	$1,195,141

TOTAL SHORT-TERM INVESTMENTS (Cost $1,212,279)		1,212,279

TOTAL INVESTMENTS — 109.1% (Cost $12,706,435)		14,285,055

LIABILITIES IN EXCESS OF OTHER ASSETS — (9.1)%		(1,194,277)

NET ASSETS — 100.0%		$13,090,778

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Communications Equipment	$944,150	$—	$—	$944,150
Electronic Equipment, Instruments & Components	85,272	—	—	85,272
Health Care Technology	153,269	—	—	153,269
Household Durables	72,639	—	—	72,639
Internet & Catalog Retail	277,044	—	—	277,044
Internet Software & Services	4,543,086	—	—	4,543,086
IT Services	1,136,954	—	—	1,136,954
Professional Services	127,064	—	—	127,064
Semiconductors & Semiconductor Equipment	1,118,626	—	—	1,118,626
Software	3,864,308	—	—	3,864,308
Technology Hardware, Storage & Peripherals	630,917	—	—	630,917
Thrifts & Mortgage Finance	119,447	—	—	119,447
Short-Term Investments	1,212,279	—	—	1,212,279

TOTAL INVESTMENTS	$14,285,055	$—	$—	$14,285,055

See accompanying notes to schedule of investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,520	$8,520	$302,711	$294,093	$—	$—	17,138	$17,138	$124	$—

State Street Navigator Securities Lending Government Money Market Portfolio	498,534	498,534	6,523,686	5,827,079	—	—	1,195,141	1,195,141	10,512	—

Total		$507,054	$6,826,397	$6,121,172	$—	$—		$1,212,279	$10,636	$—

See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 1.2%
BHP Billiton, Ltd.	26,205	$567,037
National Australia Bank, Ltd.	23,822	520,588

		1,087,625

BELGIUM — 0.6%
Anheuser-Busch InBev SA	4,743	520,786

BRAZIL — 0.8%
Petroleo Brasileiro SA Preference Shares ADR (a)	58,709	762,630
Petroleo Brasileiro SA Preference Shares (a)	3,200	20,614

		783,244

CANADA — 1.3%
Nutrien, Ltd. (b)	13,001	614,025
Royal Bank of Canada	7,781	600,632

		1,214,657

CHINA — 4.9%
Alibaba Group Holding, Ltd. ADR (a)	3,411	626,055
China Construction Bank Corp. Class H	669,461	687,519
China Mobile, Ltd.	55,021	504,410
China Petroleum & Chemical Corp. Class H	738,744	648,541
Industrial & Commercial Bank of China, Ltd. Class H	770,016	660,297
PetroChina Co., Ltd. Class H	899,431	617,705
Tencent Holdings, Ltd.	13,927	726,845

		4,471,372

DENMARK — 0.5%
Vestas Wind Systems A/S	6,368	451,578

FINLAND — 0.7%
Sampo Oyj Class A	11,018	613,295

FRANCE — 5.8%
Air Liquide SA	5,107	624,819
BNP Paribas SA	7,616	563,585
Carrefour SA	28,555	591,745
Cie de Saint-Gobain	10,225	538,974
Engie SA	32,524	542,195
LVMH Moet Hennessy Louis Vuitton SE	2,181	671,112
Societe Generale SA	10,356	562,436
TOTAL SA	10,849	615,496
Vinci SA	6,070	596,469

		5,306,831

GERMANY — 4.3%
Allianz SE	2,663	600,652
BASF SE	5,684	576,504
Daimler AG	7,400	627,689
Deutsche Bank AG	35,962	500,925
E.ON SE	50,070	555,439
SAP SE	5,299	553,747

Security Description	Shares	Value

Siemens AG	4,273	$544,013

		3,958,969

HONG KONG — 0.6%
CLP Holdings, Ltd.	55,334	563,331

INDIA — 1.5%
Infosys, Ltd. ADR (b)	40,890	729,886
Reliance Industries, Ltd. GDR (c)	14,811	401,378
Reliance Industries, Ltd.	15,768	213,402

		1,344,666

ITALY — 1.3%
Assicurazioni Generali SpA	32,067	616,213
UniCredit SpA (a)	28,755	600,769

		1,216,982

JAPAN — 10.0%
Bridgestone Corp.	13,249	576,553
Canon, Inc.	16,721	605,321
Honda Motor Co., Ltd.	20,375	697,559
Komatsu, Ltd.	19,673	648,367
Mitsubishi Corp.	24,701	656,254
Mitsubishi UFJ Financial Group, Inc.	95,247	623,606
Mitsui & Co., Ltd.	38,451	654,408
Mizuho Financial Group, Inc.	335,441	604,015
Nippon Steel & Sumitomo Metal Corp.	23,900	518,676
Panasonic Corp.	42,444	600,043
Seven & i Holdings Co., Ltd.	14,596	621,994
SoftBank Group Corp.	7,330	538,016
Sony Corp.	14,447	694,162
Takeda Pharmaceutical Co., Ltd.	10,309	496,305
Toyota Motor Corp.	9,974	641,675

		9,176,954

LUXEMBOURG — 0.7%
ArcelorMittal (a)	21,532	680,565

MEXICO — 0.6%
America Movil SAB de CV Series L	632,063	597,315

NETHERLANDS — 0.7%
Royal Dutch Shell PLC Class A	20,273	642,891

RUSSIA — 0.7%
Gazprom PJSC ADR	138,786	675,333

SOUTH AFRICA — 1.4%
MTN Group, Ltd.	61,126	614,007
Naspers, Ltd. Class N	2,605	635,784

		1,249,791

SOUTH KOREA — 0.7%
Samsung Electronics Co., Ltd. GDR	486	556,956
Samsung Electronics Co., Ltd.	22	50,609

		607,565

SPAIN — 1.8%
Banco Bilbao Vizcaya Argentaria SA	66,870	528,721
Banco Santander SA	90,429	588,879

See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Telefonica SA	53,558	$528,791

		1,646,391

SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson Class B (b)	99,897	631,245

SWITZERLAND — 3.7%
ABB, Ltd.	24,023	569,969
Credit Suisse Group AG (a)	39,121	653,242
Nestle SA	6,776	535,089
Novartis AG	6,747	544,354
Roche Holding AG	2,234	511,142
UBS Group AG (a)	35,124	616,027

		3,429,823

TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,823	648,654
Taiwan Semiconductor Manufacturing Co., Ltd.	2,000	16,737

		665,391

UNITED KINGDOM — 6.6%
Anglo American PLC	31,741	739,582
AstraZeneca PLC	9,131	627,063
BAE Systems PLC	72,959	595,045
BP PLC	97,538	655,740
GlaxoSmithKline PLC	29,276	572,493
HSBC Holdings PLC	59,966	559,737
National Grid PLC	44,614	502,053
Rio Tinto PLC	12,148	615,358
Tesco PLC	232,964	672,885
Vodafone Group PLC	204,626	557,507

		6,097,463

UNITED STATES — 47.7%
3M Co.	2,814	617,729
Abbott Laboratories	11,096	664,872
Accenture PLC Class A	4,304	660,664
Alphabet, Inc. Class A (a)	308	319,439
Alphabet, Inc. Class C (a)	309	318,823
Amazon.com, Inc. (a)	597	864,062
American Express Co.	6,823	636,449
American International Group, Inc.	9,668	526,133
Amgen, Inc.	3,157	538,205
Apple, Inc.	3,644	611,390
Arconic, Inc.	23,581	543,306
AT&T, Inc.	16,275	580,204
Bank of America Corp.	25,184	755,268
Bank of New York Mellon Corp.	11,505	592,853
Baxter International, Inc.	9,145	594,791
Berkshire Hathaway, Inc. Class B (a)	3,274	653,098
Boeing Co.	2,410	790,191
Booking Holdings, Inc. (a)	314	653,243
Carnival Corp.	8,847	580,186
Caterpillar, Inc.	4,874	718,330
Chevron Corp.	5,166	589,131
Cisco Systems, Inc.	18,317	785,616
Coca-Cola Co.	12,459	541,094

Security Description	Shares	Value

Colgate-Palmolive Co.	8,026	$575,304
ConocoPhillips	13,041	773,201
CVS Health Corp.	7,217	448,970
Deere & Co.	4,891	759,670
Duke Energy Corp.	6,583	509,985
eBay, Inc. (a)	15,310	616,074
Express Scripts Holding Co. (a)	9,148	631,944
Exxon Mobil Corp.	7,317	545,921
Facebook, Inc. Class A (a)	3,371	538,652
FedEx Corp.	2,740	657,901
General Electric Co.	24,161	325,690
Gilead Sciences, Inc.	6,813	513,632
Goldman Sachs Group, Inc.	2,644	665,918
Home Depot, Inc.	3,581	638,278
Honeywell International, Inc.	4,121	595,526
HP, Inc.	30,149	660,866
Intel Corp.	16,436	855,987
International Business Machines Corp.	4,009	615,101
Johnson & Johnson	4,371	560,144
JPMorgan Chase & Co.	6,456	709,966
McDonald’s Corp.	3,609	564,375
Medtronic PLC	6,965	558,732
Merck & Co., Inc.	8,961	488,106
Microsoft Corp.	7,738	706,247
Mondelez International, Inc. Class A	14,213	593,109
Monsanto Co.	4,916	573,648
NextEra Energy, Inc.	3,898	636,660
NIKE, Inc. Class B	11,037	733,298
Pfizer, Inc.	16,963	602,017
Philip Morris International, Inc.	4,924	489,446
Procter & Gamble Co.	6,240	494,707
QUALCOMM, Inc.	11,610	643,310
Schlumberger, Ltd.	8,876	574,987
Simon Property Group, Inc. REIT	3,596	555,043
Southwest Airlines Co.	10,942	626,758
Starbucks Corp.	10,817	626,196
Time Warner, Inc.	5,749	543,740
Travelers Cos., Inc.	4,798	666,250
Twenty-First Century Fox, Inc. Class A	22,412	822,296
Union Pacific Corp.	5,329	716,378
United Parcel Service, Inc. Class B	4,973	520,474
United Technologies Corp.	5,192	653,258
UnitedHealth Group, Inc.	2,934	627,876
Verizon Communications, Inc.	12,503	597,894
Visa, Inc. Class A	5,502	658,149
Walmart, Inc.	7,319	651,171
Walt Disney Co.	5,922	594,806
Wells Fargo & Co.	11,677	611,992
Williams Cos., Inc.	19,419	482,756

		43,947,486

TOTAL COMMON STOCKS (Cost $75,135,123)		91,581,549

See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e)	107,528	$107,528
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	1,183,607	1,183,607

TOTAL SHORT-TERM INVESTMENTS (Cost $1,291,135)		1,291,135

TOTAL INVESTMENTS — 100.9% (Cost $76,426,258)		92,872,684

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(815,315)

NET ASSETS — 100.0%		$92,057,369

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.0% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Australia	$1,087,625	$—	$—	$1,087,625
Belgium	520,786	—	—	520,786
Brazil	783,244	—	—	783,244
Canada	1,214,657	—	—	1,214,657
China	4,471,372	—	—	4,471,372
Denmark	451,578	—	—	451,578
Finland	613,295	—	—	613,295
France	5,306,831	—	—	5,306,831
Germany	3,958,969	—	—	3,958,969
Hong Kong	563,331	—	—	563,331
India	1,344,666	—	—	1,344,666
Italy	1,216,982	—	—	1,216,982
Japan	9,176,954	—	—	9,176,954
Luxembourg	680,565	—	—	680,565
Mexico.	597,315	—	—	597,315
Netherlands	642,891	—	—	642,891
Russia	675,333	—	—	675,333
South Africa	1,249,791	—	—	1,249,791
South Korea	607,565	—	—	607,565
Spain	1,646,391	—	—	1,646,391
Sweden	631,245	—	—	631,245
Switzerland	3,429,823	—	—	3,429,823
Taiwan	665,391	—	—	665,391
United Kingdom	6,097,463	—	—	6,097,463
United States	43,947,486	—	—	43,947,486
Short-Term Investments	1,291,135	—	—	1,291,135

TOTAL INVESTMENTS	$92,872,684	$—	$—	$92,872,684

See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	33,737	$33,737	$3,967,743	$3,893,952	$—	$—	107,528	$107,528	$847	$—

State Street Navigator Securities Lending Government Money Market Portfolio	599,627	599,627	11,109,799	10,525,819	—	—	1,183,607	1,183,607	4,582	—

Total		$633,364	$15,077,542	$14,419,771	$—	$—		$1,291,135	$5,429	$—

See accompanying notes to schedule of investments.

SPDR KENSHO FUTURE SECURITY ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 35.3%
Aerojet Rocketdyne Holdings, Inc. (a)	3,282	$91,798
Aerovironment, Inc. (a)	2,289	104,172
Axon Enterprise, Inc. (a)	4,181	164,355
Boeing Co.	377	123,611
Cubic Corp.	1,274	81,026
Elbit Systems, Ltd.	531	64,554
Embraer SA ADR	4,151	107,926
Engility Holdings, Inc. (a)	2,602	63,489
General Dynamics Corp.	388	85,709
Harris Corp.	716	115,477
HEICO Corp.	1,442	125,180
KeyW Holding Corp. (a)	9,219	72,461
Kratos Defense & Security Solutions, Inc. (a)	10,006	102,962
L3 Technologies, Inc.	523	108,784
Lockheed Martin Corp.	326	110,165
Mercury Systems, Inc. (a)	1,976	95,480
Northrop Grumman Corp.	342	119,399
Orbital ATK, Inc.	774	102,640
Raytheon Co.	548	118,269
Teledyne Technologies, Inc. (a)	558	104,441
Textron, Inc.	1,865	109,979
Vectrus, Inc. (a)	977	36,384

		2,208,261

BUILDING PRODUCTS — 0.4%
Griffon Corp.	1,278	23,323

COMMUNICATIONS EQUIPMENT — 14.9%
Cisco Systems, Inc.	2,722	116,747
Comtech Telecommunications Corp.	3,440	102,822
F5 Networks, Inc. (a)	771	111,494
Juniper Networks, Inc.	3,607	87,758
NETGEAR, Inc. (a)	2,003	114,572
NetScout Systems, Inc. (a)	3,281	86,454
Palo Alto Networks, Inc. (a)	712	129,242
Radware, Ltd. (a)	2,987	63,772
Ribbon Communications, Inc. (a)	5,726	29,203
ViaSat, Inc. (a)	1,392	91,482

		933,546

CONSTRUCTION & ENGINEERING — 1.1%
Jacobs Engineering Group, Inc.	1,202	71,098

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 8.0%
Amphenol Corp. Class A	876	75,450
Belden, Inc.	1,217	83,900
FLIR Systems, Inc.	2,205	110,272
II-VI, Inc. (a)	1,723	70,471
OSI Systems, Inc. (a)	1,211	79,042
TE Connectivity, Ltd.	839	83,816

		502,951

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Analogic Corp.	1,241	119,012

INTERNET SOFTWARE & SERVICES — 3.6%
Mimecast, Ltd. (a)	3,397	120,356

Security Description	Shares	Value

VeriSign, Inc. (a)	890	$105,518

		225,874

IT SERVICES — 3.5%
Leidos Holdings, Inc.	1,642	107,387
ManTech International Corp. Class A	2,011	111,550

		218,937

LIFE SCIENCES TOOLS & SERVICES — 1.4%
Bruker Corp.	2,940	87,965

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Rambus, Inc. (a)	6,893	92,573

SOFTWARE — 26.4%
A10 Networks, Inc. (a)	7,845	45,658
Check Point Software Technologies, Ltd. (a)	981	97,453
CyberArk Software, Ltd. (a)	2,202	112,346
Dell Technologies, Inc. Class V (a)	1,280	93,709
FireEye, Inc. (a)	7,259	122,895
Fortinet, Inc. (a)	2,426	129,985
Imperva, Inc. (a)	2,458	106,431
Micro Focus International PLC ADR	3,101	43,538
MobileIron, Inc. (a)	10,670	52,817
Proofpoint, Inc. (a)	1,131	128,538
Qualys, Inc. (a)	1,742	126,730
Rapid7, Inc. (a)	2,840	72,619
Symantec Corp.	3,516	90,889
Synchronoss Technologies, Inc. (a)	10,084	106,386
Varonis Systems, Inc. (a)	1,955	118,277
VASCO Data Security International, Inc. (a)	2,990	38,721
Verint Systems, Inc. (a)	2,342	99,769
VirnetX Holding Corp. (a)	17,581	69,445

		1,656,206

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.0%
Hewlett Packard Enterprise Co.	7,088	124,324

TOTAL COMMON STOCKS (Cost $6,088,958)		6,264,070

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d) (Cost $2,638)	2,638	2,638

TOTAL INVESTMENTS — 100.0% (Cost $6,091,596)		6,266,708

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		282

NET ASSETS — 100.0%		$6,266,990

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.

See accompanying notes to schedule of investments.

SPDR KENSHO FUTURE SECURITY ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$2,208,261	$—	$—	$2,208,261
Building Products	23,323	—	—	23,323
Communications Equipment	933,546	—	—	933,546
Construction & Engineering	71,098	—	—	71,098
Electronic Equipment, Instruments & Components	502,951	—	—	502,951
Health Care Equipment & Supplies	119,012	—	—	119,012
Internet Software & Services	225,874	—	—	225,874
IT Services	218,937	—	—	218,937
Life Sciences Tools & Services	87,965	—	—	87,965
Semiconductors & Semiconductor Equipment	92,573	—	—	92,573
Software	1,656,206	—	—	1,656,206
Technology Hardware, Storage & Peripherals	124,324	—	—	124,324
Short-Term Investment	2,638	—	—	2,638

TOTAL INVESTMENTS	$6,266,708	$—	$—	$6,266,708

Affiliate Table

	Number of Shares Held at 12/27/17*	Value at 12/27/17*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$61,682	$59,044	$—	$—	2,638	$2,638	$24	$—

*	Commencement of operations

See accompanying notes to schedule of investments.

SPDR KENSHO INTELLIGENT STRUCTURES ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.8%
Cubic Corp.	1,914	$121,730

AUTO COMPONENTS — 2.3%
Lear Corp.	543	101,047

BUILDING PRODUCTS — 3.6%
Johnson Controls International PLC	4,531	159,672

COMMERCIAL SERVICES & SUPPLIES — 2.2%
Tetra Tech, Inc.	1,959	95,893

CONSTRUCTION & ENGINEERING — 0.9%
NV5 Global, Inc. (a)	745	41,534

ELECTRICAL EQUIPMENT — 9.1%
ABB, Ltd. ADR	6,608	156,874
Acuity Brands, Inc.	1,015	141,278
AMETEK, Inc.	1,342	101,952

		400,104

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 13.4%
Badger Meter, Inc.	1,804	85,059
Control4 Corp. (a)	5,188	111,438
FLIR Systems, Inc.	2,084	104,221
Itron, Inc. (a)	2,619	187,389
TE Connectivity, Ltd.	1,033	103,197

		591,304

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Koninklijke Philips NV	2,536	97,154

HOUSEHOLD DURABLES — 1.1%
Universal Electronics, Inc. (a)	947	49,291

INDUSTRIAL CONGLOMERATES — 7.8%
Honeywell International, Inc.	1,098	158,672
Roper Technologies, Inc.	651	182,729

		341,401

INTERNET SOFTWARE & SERVICES — 3.7%
Alarm.com Holdings, Inc. (a)	4,314	162,810

IT SERVICES — 4.0%
Amdocs, Ltd.	1,489	99,346
Luxoft Holding, Inc. (a)	1,892	77,478

		176,824

MACHINERY — 18.4%
Energy Recovery, Inc. (a)	4,412	36,267
Flowserve Corp.	2,283	98,922
Fortive Corp.	1,298	100,621
Lindsay Corp.	977	89,337
Mueller Water Products, Inc. Class A	7,836	85,177
Pentair PLC	1,379	93,951
Watts Water Technologies, Inc. Class A	1,468	114,064

Security Description	Shares	Value

Xylem, Inc.	2,457	$188,993

		807,332

MEDIA — 5.7%
Charter Communications, Inc. Class A (a)	504	156,855
Liberty Broadband Corp. Class C (a)	1,089	93,316

		250,171

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT —14.1%
MaxLinear, Inc. (a)	6,446	146,646
NXP Semiconductors NV (a)	843	98,631
Qorvo, Inc. (a)	1,304	91,867
Sigma Designs, Inc. (a)	2,849	17,664
Silicon Laboratories, Inc. (a)	1,858	167,034
STMicroelectronics NV	4,359	97,162

		619,004

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.5%
Apple, Inc.	566	94,964
Logitech International SA	2,821	103,615

		198,579

WIRELESS TELECOMMUNICATION SERVICES — 4.1%
Rogers Communications, Inc. Class B	1,853	82,792
Telephone & Data Systems, Inc.	3,542	99,282

		182,074

TOTAL COMMON STOCKS (Cost $4,535,223)		4,395,924

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b) (c) (Cost $3,177)	3,177	3,177

TOTAL INVESTMENTS — 100.0% (Cost $4,538,400)		4,399,101

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		856

NET ASSETS — 100.0%		$4,399,957

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.
(d)	Amount is less than 0.05% of net assets.

ADR = American Depositary Receipt

See accompanying notes to schedule of investments.

SPDR KENSHO INTELLIGENT STRUCTURES ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$121,730	$—	$—	$121,730
Auto Components	101,047	—	—	101,047
Building Products	159,672	—	—	159,672
Commercial Services & Supplies	95,893	—	—	95,893
Construction & Engineering	41,534	—	—	41,534
Electrical Equipment	400,104	—	—	400,104
Electronic Equipment, Instruments & Components	591,304	—	—	591,304
Health Care Equipment & Supplies	97,154	—	—	97,154
Household Durables	49,291	—	—	49,291
Industrial Conglomerates	341,401	—	—	341,401
Internet Software & Services	162,810	—	—	162,810
IT Services	176,824	—	—	176,824
Machinery	807,332	—	—	807,332
Media	250,171	—	—	250,171
Semiconductors & Semiconductor Equipment	619,004	—	—	619,004
Technology Hardware, Storage & Peripherals	198,579	—	—	198,579
Wireless Telecommunication Services	182,074	—	—	182,074
Short-Term Investment	3,177	—	—	3,177

TOTAL INVESTMENTS	$4,399,101	$—	$—	$4,399,101

Affiliate Table

	Number of Shares Held at 12/27/17*	Value at 12/27/17*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$14,934	$11,757	$—	$—	3,177	$3,177	$15	$—

*	Commencement of operations

See accompanying notes to schedule of investments.

SPDR KENSHO SMART MOBILITY ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.5%
Rockwell Collins, Inc.	822	$110,847

AUTO COMPONENTS — 13.4%
Aptiv PLC	2,056	174,698
Autoliv, Inc.	1,642	239,634
Visteon Corp. (a)	1,627	179,360

		593,692

AUTOMOBILES — 14.0%
Fiat Chrysler Automobiles NV	6,389	131,102
Ford Motor Co.	8,679	96,163
General Motors Co.	2,552	92,740
Tata Motors, Ltd. ADR (a)	3,548	91,184
Tesla, Inc. (a)	357	95,008
Toyota Motor Corp. ADR	877	114,335

		620,532

COMMUNICATIONS EQUIPMENT — 3.7%
CalAmp Corp. (a)	3,320	75,961
Comtech Telecommunications Corp.	2,503	74,815
Ituran Location & Control, Ltd.	471	14,648

		165,424

DIVERSIFIED FINANCIAL SERVICES — 0.6%
ORIX Corp. ADR	276	24,801

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.7%
Iridium Communications, Inc. (a)	8,228	92,565
ORBCOMM, Inc. (a)	7,514	70,406

		162,971

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.7%
FLIR Systems, Inc.	2,351	117,574
Trimble, Inc. (a)	5,067	181,804

		299,378

INTERNET SOFTWARE & SERVICES — 4.8%
Alphabet, Inc. Class A (a)	106	109,937
Baidu, Inc. ADR (a)	465	103,783

		213,720

IT SERVICES — 2.0%
Luxoft Holding, Inc. (a)	2,135	87,428

MACHINERY — 11.7%
Fortive Corp.	2,854	221,242
PACCAR, Inc.	1,567	103,688

Security Description	Shares	Value

WABCO Holdings, Inc. (a)	1,443	$193,175

		518,105

MEDIA — 5.4%
Sirius XM Holdings, Inc.	38,416	239,716

ROAD & RAIL — 5.6%
Avis Budget Group, Inc. (a)	5,316	249,002

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 20.7%
Ambarella, Inc. (a)	1,760	86,222
NVIDIA Corp.	1,077	249,422
NXP Semiconductors NV (a)	952	111,384
Rambus, Inc. (a)	9,495	127,518
STMicroelectronics NV	4,918	109,622
Texas Instruments, Inc.	1,123	116,669
Xperi Corp.	5,685	120,238

		921,075

SOFTWARE — 5.1%
ANSYS, Inc. (a)	745	116,734
Nuance Communications, Inc. (a)	6,911	108,848

		225,582

TOTAL COMMON STOCKS (Cost $4,543,517)		4,432,273

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b) (c) (Cost $7,368)	7,368	7,368

TOTAL INVESTMENTS — 100.0% (Cost $4,550,885)		4,439,641

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(1,654)

NET ASSETS — 100.0%		$4,437,987

(a)	Non-income producing security.
(b)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.
(d)	Amount is less than 0.05% of net assets.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$110,847	$—	$—	$110,847

See accompanying notes to schedule of investments.

SPDR KENSHO SMART MOBILITY ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Auto Components	$593,692	$—	$—	$593,692
Automobiles	620,532	—	—	620,532
Communications Equipment	165,424	—	—	165,424
Diversified Financial Services	24,801	—	—	24,801
Diversified Telecommunication Services	162,971	—	—	162,971
Electronic Equipment, Instruments & Components	299,378	—	—	299,378
Internet Software & Services	213,720	—	—	213,720
IT Services	87,428	—	—	87,428
Machinery	518,105	—	—	518,105
Media	239,716	—	—	239,716
Road & Rail	249,002	—	—	249,002
Semiconductors & Semiconductor Equipment	921,075	—	—	921,075
Software	225,582	—	—	225,582
Short-Term Investment	7,368	—	—	7,368

TOTAL INVESTMENTS	$4,439,641	$—	$—	$4,439,641

Affiliate Table

	Number of Shares Held at 12/27/17*	Value at 12/27/17*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$13,947	$6,578	$—	$—	7,368	$7,368	$24	$—

*	Commencement of operations

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.5%
Arconic, Inc.	1,388	$31,979
Boeing Co.	500	163,940
General Dynamics Corp.	2,269	501,222
Harris Corp.	1,163	187,569
Huntington Ingalls Industries, Inc.	314	80,937
L3 Technologies, Inc.	333	69,264
Lockheed Martin Corp.	1,432	483,916
Northrop Grumman Corp.	2,428	847,663
Raytheon Co.	3,591	775,010
Rockwell Collins, Inc.	149	20,093
Spirit AeroSystems Holdings, Inc. Class A	181	15,150
Textron, Inc.	514	30,310
TransDigm Group, Inc.	24	7,366
United Technologies Corp.	1,224	154,004

		3,368,423

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	2,479	232,307
Expeditors International of Washington, Inc.	3,693	233,767
FedEx Corp.	421	101,086
United Parcel Service, Inc. Class B	1,946	203,669

		770,829

AIRLINES — 0.1%
American Airlines Group, Inc.	501	26,032
Delta Air Lines, Inc.	454	24,884
Southwest Airlines Co.	985	56,421
United Continental Holdings, Inc. (a)	410	28,482

		135,819

AUTO COMPONENTS — 0.4%
Aptiv PLC	1,968	167,221
Autoliv, Inc.	157	22,913
BorgWarner, Inc.	414	20,795
Goodyear Tire & Rubber Co.	1,349	35,856
Lear Corp.	498	92,673

		339,458

AUTOMOBILES — 0.5%
Ford Motor Co.	18,222	201,900
General Motors Co.	5,845	212,407
Harley-Davidson, Inc. (b)	326	13,979
Tesla, Inc. (a)	19	5,056

		433,342

BANKS — 4.4%
Bank of America Corp.	24,805	743,902
BB&T Corp.	1,992	103,664
CIT Group, Inc.	632	32,548
Citigroup, Inc.	9,335	630,112
Citizens Financial Group, Inc.	1,523	63,936
Comerica, Inc.	352	33,767
East West Bancorp, Inc.	245	15,322
Fifth Third Bancorp	2,131	67,659
First Republic Bank	224	20,745
Huntington Bancshares, Inc.	2,353	35,530
JPMorgan Chase & Co.	8,878	976,314

Security Description	Shares	Value

KeyCorp.	2,350	$45,943
M&T Bank Corp.	278	51,252
People’s United Financial, Inc.	889	16,589
PNC Financial Services Group, Inc.	1,230	186,025
Regions Financial Corp.	3,274	60,831
Signature Bank (a)	97	13,769
SunTrust Banks, Inc.	1,353	92,058
SVB Financial Group (a)	73	17,521
US Bancorp	4,626	233,613
Wells Fargo & Co.	13,286	696,319
Zions Bancorp	469	24,730

		4,162,149

BEVERAGES — 2.9%
Brown-Forman Corp. Class B	2,192	119,245
Coca-Cola Co.	12,919	561,072
Constellation Brands, Inc. Class A	741	168,888
Dr. Pepper Snapple Group, Inc.	3,266	386,629
Molson Coors Brewing Co. Class B	342	25,763
Monster Beverage Corp. (a)	2,224	127,235
PepsiCo, Inc.	12,232	1,335,123

		2,723,955

BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	926	87,646
Alexion Pharmaceuticals, Inc. (a)	157	17,499
Alkermes PLC (a) (b)	25	1,449
Alnylam Pharmaceuticals, Inc. (a)	6	715
Amgen, Inc.	868	147,977
Biogen, Inc. (a)	1,416	387,729
BioMarin Pharmaceutical, Inc. (a)	47	3,810
Celgene Corp. (a)	429	38,271
Gilead Sciences, Inc.	10,469	789,258
Incyte Corp. (a)	18	1,500
Regeneron Pharmaceuticals, Inc. (a)	436	150,141
Seattle Genetics, Inc. (a) (b)	7	366
TESARO, Inc. (a) (b)	3	171
United Therapeutics Corp. (a)	324	36,405
Vertex Pharmaceuticals, Inc. (a)	13	2,119

		1,665,056

BUILDING PRODUCTS — 0.2%
Allegion PLC	52	4,435
AO Smith Corp.	916	58,248
Fortune Brands Home & Security, Inc.	148	8,716
Johnson Controls International PLC	1,424	50,182
Lennox International, Inc.	26	5,314
Masco Corp.	364	14,720
Owens Corning	157	12,623

		154,238

CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc.	74	14,029
Ameriprise Financial, Inc.	217	32,103
Bank of New York Mellon Corp.	2,227	114,757
BlackRock, Inc.	129	69,882
Cboe Global Markets, Inc.	609	69,487
Charles Schwab Corp.	804	41,985
CME Group, Inc.	1,019	164,813

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

E*TRADE Financial Corp. (a)	424	$23,494
Eaton Vance Corp.	729	40,583
Franklin Resources, Inc.	2,278	79,001
Goldman Sachs Group, Inc.	975	245,563
Intercontinental Exchange, Inc.	587	42,569
Invesco, Ltd.	708	22,663
Moody’s Corp.	89	14,356
Morgan Stanley	2,626	141,699
MSCI, Inc.	42	6,278
Nasdaq, Inc.	153	13,192
Northern Trust Corp.	323	33,311
Raymond James Financial, Inc.	182	16,273
S&P Global, Inc.	101	19,297
SEI Investments Co.	863	64,647
State Street Corp. (c)	607	60,536
T Rowe Price Group, Inc.	1,711	184,737
TD Ameritrade Holding Corp.	1,399	82,863

		1,598,118

CHEMICALS — 2.0%
Air Products & Chemicals, Inc.	247	39,280
Albemarle Corp. (b)	90	8,347
Axalta Coating Systems, Ltd. (a)	162	4,891
Celanese Corp. Series A	833	83,475
CF Industries Holdings, Inc.	543	20,487
Chemours Co.	114	5,553
DowDuPont, Inc.	2,275	144,940
Eastman Chemical Co.	303	31,991
Ecolab, Inc.	995	136,385
FMC Corp.	111	8,499
International Flavors & Fragrances, Inc.	726	99,397
LyondellBasell Industries NV Class A	2,945	311,228
Monsanto Co.	4,402	513,669
Mosaic Co.	1,097	26,635
PPG Industries, Inc.	297	33,145
Praxair, Inc.	978	141,125
Sherwin-Williams Co.	758	297,227
WR Grace & Co.	69	4,225

		1,910,499

COMMERCIAL SERVICES & SUPPLIES — 1.1%
Cintas Corp.	493	84,096
Republic Services, Inc.	6,029	399,301
Rollins, Inc.	670	34,190
Stericycle, Inc. (a)	158	9,248
Waste Connections, Inc.	802	57,535
Waste Management, Inc.	5,586	469,894

		1,054,264

COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	9	2,298
Cisco Systems, Inc.	13,399	574,683
CommScope Holding Co., Inc. (a)	202	8,074
F5 Networks, Inc. (a)	927	134,054
Juniper Networks, Inc.	581	14,136
Motorola Solutions, Inc.	1,268	133,520
Palo Alto Networks, Inc. (a)	14	2,541

		869,306

Security Description	Shares	Value

CONSTRUCTION & ENGINEERING — 0.0% (d)
Fluor Corp.	469	$26,836
Jacobs Engineering Group, Inc.	275	16,266

		43,102

CONSTRUCTION MATERIALS — 0.0% (d)
Martin Marietta Materials, Inc.	50	10,365
Vulcan Materials Co.	96	10,960

		21,325

CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	1,303	35,377
American Express Co.	1,229	114,641
Capital One Financial Corp.	1,516	145,263
Discover Financial Services	901	64,809
Synchrony Financial	1,615	54,151

		414,241

CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	700	74,375
Ball Corp.	341	13,541
Crown Holdings, Inc. (a)	238	12,079
International Paper Co.	695	37,134
Packaging Corp. of America	121	13,637
Sealed Air Corp. (b)	260	11,125
WestRock Co.	519	33,304

		195,195

DISTRIBUTORS — 0.2%
Genuine Parts Co.	1,448	130,088
LKQ Corp. (a)	446	16,926

		147,014

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc. (b)	317	8,055

DIVERSIFIED FINANCIAL SERVICES — 0.9%
Berkshire Hathaway, Inc. Class B (a)	3,793	756,628
Leucadia National Corp.	765	17,388
Voya Financial, Inc.	795	40,148

		814,164

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
AT&T, Inc.	22,174	790,503
CenturyLink, Inc.	3,482	57,209
Verizon Communications, Inc.	15,780	754,600
Zayo Group Holdings, Inc. (a)	1,478	50,488

		1,652,800

ELECTRIC UTILITIES — 2.3%
Alliant Energy Corp.	1,072	43,802
American Electric Power Co., Inc.	2,195	150,555
Duke Energy Corp.	5,338	413,535
Edison International	1,131	72,000
Entergy Corp.	395	31,118
Eversource Energy	1,652	97,336
Exelon Corp.	2,225	86,797
FirstEnergy Corp.	1,407	47,852

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

NextEra Energy, Inc.	2,097	$342,503
OGE Energy Corp.	291	9,536
PG&E Corp.	1,596	70,112
Pinnacle West Capital Corp.	167	13,327
PPL Corp.	2,194	62,068
Southern Co.	6,789	303,197
Westar Energy, Inc.	1,704	89,613
Xcel Energy, Inc.	7,123	323,954

		2,157,305

ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc. (b)	269	37,442
AMETEK, Inc.	218	16,562
Eaton Corp. PLC	809	64,647
Emerson Electric Co.	968	66,114
Rockwell Automation, Inc.	838	145,980
Sensata Technologies Holding PLC (a)	224	11,610

		342,355

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Amphenol Corp. Class A	4,752	409,290
Arrow Electronics, Inc. (a)	360	27,727
Avnet, Inc.	753	31,445
CDW Corp.	1,026	72,138
Cognex Corp.	929	48,299
Corning, Inc.	1,764	49,181
Flex, Ltd. (a)	1,537	25,099
FLIR Systems, Inc.	1,093	54,661
IPG Photonics Corp. (a)	218	50,877
TE Connectivity, Ltd.	2,207	220,479
Trimble, Inc. (a)	184	6,602

		995,798

ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes a GE Co.	959	26,631
Halliburton Co.	1,161	54,497
Helmerich & Payne, Inc.	225	14,976
National Oilwell Varco, Inc.	1,184	43,583
Schlumberger, Ltd.	3,398	220,123
TechnipFMC PLC	899	26,476

		386,286

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Colony NorthStar, Inc. Class A REIT (b)	647	3,636
National Retail Properties, Inc. REIT	1,617	63,483
VEREIT, Inc. REIT	1,664	11,582

		78,701

FOOD & STAPLES RETAILING — 1.8%
Costco Wholesale Corp.	3,366	634,256
CVS Health Corp.	3,505	218,046
Kroger Co.	5,016	120,083
Sysco Corp.	2,521	151,159
Walmart, Inc.	5,324	473,676
Walgreens Boots Alliance, Inc.	1,854	121,381

		1,718,601

Security Description	Shares	Value

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	2,381	$103,264
Bunge, Ltd.	765	56,564
Campbell Soup Co. (b)	3,817	165,314
Conagra Brands, Inc.	1,743	64,282
General Mills, Inc.	6,963	313,753
Hershey Co.	1,282	126,867
Hormel Foods Corp. (b)	3,587	123,106
Ingredion, Inc.	378	48,732
J.M. Smucker Co.	358	44,395
Kellogg Co. (b)	2,939	191,064
Kraft Heinz Co.	655	40,800
McCormick & Co., Inc.	1,926	204,907
Mondelez International, Inc. Class A	2,343	97,773
Tyson Foods, Inc. Class A	856	62,651

		1,643,472

GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	136	11,457
UGI Corp.	264	11,727

		23,184

HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abbott Laboratories	2,440	146,205
Align Technology, Inc. (a)	434	108,990
Baxter International, Inc.	3,873	251,900
Becton Dickinson and Co.	2,191	474,790
Boston Scientific Corp. (a)	5,571	152,200
Cooper Cos., Inc.	439	100,447
Danaher Corp.	3,237	316,935
DENTSPLY SIRONA, Inc.	236	11,873
Edwards Lifesciences Corp. (a)	1,279	178,446
Hologic, Inc. (a)	247	9,228
IDEXX Laboratories, Inc. (a)	23	4,402
Intuitive Surgical, Inc. (a)	1,483	612,227
Medtronic PLC	5,253	421,395
ResMed, Inc.	1,479	145,637
Stryker Corp.	1,841	296,254
Teleflex, Inc.	314	80,064
Varian Medical Systems, Inc. (a)	1,893	232,176
Zimmer Biomet Holdings, Inc.	467	50,922

		3,594,091

HEALTH CARE PROVIDERS & SERVICES — 2.7%
Aetna, Inc.	966	163,254
AmerisourceBergen Corp.	970	83,624
Anthem, Inc.	976	214,427
Cardinal Health, Inc.	1,923	120,534
Centene Corp. (a)	307	32,809
Cigna Corp.	1,013	169,921
DaVita, Inc. (a)	420	27,695
Envision Healthcare Corp. (a)	820	31,512
Express Scripts Holding Co. (a)	2,115	146,104
HCA Healthcare, Inc.	731	70,907
Henry Schein, Inc. (a) (b)	2,419	162,581
Humana, Inc.	739	198,665
Laboratory Corp. of America Holdings (a)	1,155	186,821

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

McKesson Corp.	2,278	$320,902
Quest Diagnostics, Inc.	984	98,695
UnitedHealth Group, Inc.	2,405	514,670
Universal Health Services, Inc. Class B	504	59,679

		2,602,800

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	1,965	113,970
Veeva Systems, Inc. Class A (a)	15	1,095

		115,065

HOTELS, RESTAURANTS & LEISURE — 2.0%
Aramark	2,694	106,575
Carnival Corp.	509	33,380
Chipotle Mexican Grill, Inc. (a) (b)	26	8,401
Darden Restaurants, Inc.	1,643	140,066
Domino’s Pizza, Inc.	23	5,372
Hilton Worldwide Holdings, Inc.	164	12,917
Las Vegas Sands Corp.	398	28,616
Marriott International, Inc. Class A	194	26,380
McDonald’s Corp.	3,339	522,153
MGM Resorts International	557	19,506
Norwegian Cruise Line Holdings, Ltd. (a)	222	11,759
Royal Caribbean Cruises, Ltd.	225	26,491
Starbucks Corp.	13,696	792,861
Vail Resorts, Inc.	151	33,477
Wyndham Worldwide Corp.	128	14,647
Wynn Resorts, Ltd.	64	11,671
Yum! Brands, Inc.	845	71,935

		1,866,207

HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	468	20,517
Garmin, Ltd.	758	44,669
Leggett & Platt, Inc.	898	39,835
Lennar Corp. Class A (b)	515	30,354
Mohawk Industries, Inc. (a)	77	17,881
Newell Brands, Inc.	938	23,900
NVR, Inc. (a)	33	92,400
PulteGroup, Inc.	441	13,005
Toll Brothers, Inc.	275	11,894
Whirlpool Corp.	207	31,694

		326,149

HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	4,885	246,009
Clorox Co.	1,857	247,185
Colgate-Palmolive Co.	2,094	150,098
Kimberly-Clark Corp.	4,395	484,021
Procter & Gamble Co.	7,100	562,888
Spectrum Brands Holdings, Inc. (b)	41	4,252

		1,694,453

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	2,947	33,507
Vistra Energy Corp. (a)	871	18,143

		51,650

Security Description	Shares	Value

INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	5,214	$1,144,577
General Electric Co.	17,102	230,535
Honeywell International, Inc.	5,083	734,544
Roper Technologies, Inc.	76	21,333

		2,130,989

INSURANCE — 4.3%
Aflac, Inc.	4,094	179,154
Alleghany Corp.	234	143,779
Allstate Corp.	2,939	278,617
American Financial Group, Inc.	132	14,813
American International Group, Inc.	2,951	160,593
Aon PLC	944	132,472
Arch Capital Group, Ltd. (a)	3,381	289,380
Arthur J Gallagher & Co.	233	16,014
Assurant, Inc.	153	13,986
Athene Holding, Ltd. Class A (a)	1,187	56,751
Axis Capital Holdings, Ltd.	1,667	95,969
Brighthouse Financial, Inc. (a)	896	46,054
Chubb, Ltd.	3,076	420,705
Cincinnati Financial Corp.	973	72,255
Everest Re Group, Ltd.	537	137,912
FNF Group	1,518	60,750
Hartford Financial Services Group, Inc.	958	49,356
Lincoln National Corp.	553	40,402
Loews Corp.	689	34,264
Markel Corp. (a)	219	256,285
Marsh & McLennan Cos., Inc.	5,583	461,100
MetLife, Inc.	2,737	125,601
Principal Financial Group, Inc.	487	29,663
Progressive Corp.	2,673	162,866
Prudential Financial, Inc.	1,262	130,680
Reinsurance Group of America, Inc.	187	28,798
RenaissanceRe Holdings, Ltd.	1,185	164,134
Torchmark Corp.	173	14,561
Travelers Cos., Inc.	1,912	265,500
Unum Group	524	24,948
Willis Towers Watson PLC	176	26,786
WR Berkley Corp.	1,974	143,510
XL Group, Ltd.	839	46,363

		4,124,021

INTERNET & CATALOG RETAIL — 0.9%
Amazon.com, Inc. (a)	100	144,734
Booking Holdings, Inc. (a)	298	619,956
Expedia Group, Inc.	109	12,035
Liberty Interactive Corp. QVC Group Class A (a)	936	23,559
Netflix, Inc. (a)	146	43,121
TripAdvisor, Inc. (a) (b)	103	4,212

		847,617

INTERNET SOFTWARE & SERVICES — 3.0%
Akamai Technologies, Inc. (a)	203	14,409
Alphabet, Inc. Class A (a)	1,087	1,127,371
Alphabet, Inc. Class C (a)	976	1,007,027
eBay, Inc. (a)	4,301	173,072
Facebook, Inc. Class A (a)	2,185	349,141

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

IAC/InterActiveCorp.(a)	48	$7,506
MercadoLibre, Inc.	241	85,890
Twitter, Inc. (a)	231	6,702
VeriSign, Inc. (a) (b)	978	115,952
Zillow Group, Inc. (a) (b)	51	2,744

		2,889,814

IT SERVICES — 9.2%
Accenture PLC Class A	7,610	1,168,135
Alliance Data Systems Corp.	61	12,984
Automatic Data Processing, Inc.	5,133	582,493
Broadridge Financial Solutions, Inc.	3,480	381,721
Cognizant Technology Solutions Corp. Class A	584	47,012
DXC Technology Co.	237	23,826
Fidelity National Information Services, Inc.	3,042	292,945
First Data Corp. Class A (a)	261	4,176
Fiserv, Inc. (a)	7,774	554,364
FleetCor Technologies, Inc. (a)	69	13,972
Gartner, Inc. (a)	1,037	121,972
Global Payments, Inc.	100	11,152
International Business Machines Corp.	8,483	1,301,547
Jack Henry & Associates, Inc.	2,559	309,511
Leidos Holdings, Inc.	203	13,276
Mastercard, Inc. Class A	9,167	1,605,692
Paychex, Inc.	6,564	404,277
PayPal Holdings, Inc. (a)	545	41,349
Sabre Corp.	286	6,135
Square, Inc. Class A (a)	16	787
Total System Services, Inc.	133	11,473
Visa, Inc. Class A	14,407	1,723,365
Western Union Co.	706	13,576
Worldpay, Inc. Class A (a)	1,785	146,798

		8,792,538

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	706	59,516
Mattel, Inc. (b)	574	7,548
Polaris Industries, Inc.	94	10,765

		77,829

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	221	14,785
Illumina, Inc. (a)	55	13,003
IQVIA Holdings, Inc. (a)	403	39,538
Mettler-Toledo International, Inc. (a)	173	99,480
Thermo Fisher Scientific, Inc.	942	194,485
Waters Corp. (a)	590	117,204

		478,495

MACHINERY — 1.2%
AGCO Corp.	147	9,533
Caterpillar, Inc.	655	96,534
Cummins, Inc.	1,073	173,922
Deere & Co.	413	64,147
Dover Corp.	213	20,921
Flowserve Corp.	193	8,363
Fortive Corp.	1,693	131,241
IDEX Corp.	63	8,978
Illinois Tool Works, Inc.	1,932	302,667

Security Description	Shares	Value

Ingersoll-Rand PLC	335	$28,646
Middleby Corp. (a)	351	43,450
PACCAR, Inc.	627	41,489
Parker-Hannifin Corp.	159	27,194
Pentair PLC	222	15,125
Snap-on, Inc.	370	54,590
Stanley Black & Decker, Inc.	194	29,721
WABCO Holdings, Inc. (a)	308	41,232
Wabtec Corp. (b)	105	8,547
Xylem, Inc.	145	11,153

		1,117,453

MEDIA — 2.9%
CBS Corp. Class B	2,598	133,511
Charter Communications, Inc. Class A (a)	477	148,452
Comcast Corp. Class A	12,747	435,565
Discovery Communications, Inc. Class A (a) (b)	607	13,008
Discovery Communications, Inc. Class C (a) (b)	1,148	22,409
DISH Network Corp. Class A (a)	380	14,398
Interpublic Group of Cos., Inc.	2,742	63,148
Liberty Broadband Corp. Class C (a)	564	48,329
Liberty Global PLC Class A (a)	425	13,307
Liberty Global PLC Series C (a)	1,107	33,686
Liberty Media Corp.-Liberty Formula One Class C (a) (b)	122	3,764
Liberty Media Corp.-Liberty SiriusXM Class A (a)	122	5,014
Liberty Media Corp.-Liberty SiriusXM Class C (a)	232	9,477
Live Nation Entertainment, Inc. (a)	116	4,888
News Corp. Class A	829	13,098
Omnicom Group, Inc.	2,182	158,566
Sirius XM Holdings, Inc. (b)	819	5,111
Time Warner, Inc.	3,179	300,670
Twenty-First Century Fox, Inc. Class A	1,513	55,512
Twenty-First Century Fox, Inc. Class B	580	21,095
Viacom, Inc. Class B	2,156	66,965
Walt Disney Co.	11,631	1,168,218

		2,738,191

METALS & MINING — 0.6%
Freeport-McMoRan, Inc. (a)	1,870	32,856
Newmont Mining Corp.	12,288	480,092
Nucor Corp.	616	37,632
Steel Dynamics, Inc.	347	15,344

		565,924

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.2%
AGNC Investment Corp. REIT	10,431	197,355

MULTI-UTILITIES — 1.1%
Ameren Corp.	382	21,633
CenterPoint Energy, Inc.	494	13,536
CMS Energy Corp.	1,769	80,118
Consolidated Edison, Inc.	5,135	400,222
Dominion Energy, Inc.	3,289	221,777
DTE Energy Co.	456	47,606

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

NiSource, Inc.	518	$12,385
Public Service Enterprise Group, Inc.	882	44,312
SCANA Corp.	437	16,409
Sempra Energy	353	39,261
WEC Energy Group, Inc.	3,048	191,109

		1,088,368

MULTILINE RETAIL — 0.6%
Dollar General Corp.	2,231	208,710
Dollar Tree, Inc. (a)	295	27,995
Kohl’s Corp.	760	49,788
Macy’s, Inc.	2,241	66,647
Nordstrom, Inc.	1,018	49,281
Target Corp.	1,792	124,419

		526,840

OIL, GAS & CONSUMABLE FUELS — 3.0%
Anadarko Petroleum Corp.	775	46,818
Andeavor	419	42,135
Antero Resources Corp. (a)	672	13,339
Apache Corp. (b)	988	38,018
Cabot Oil & Gas Corp.	266	6,379
Cheniere Energy, Inc. (a) (b)	5	267
Chevron Corp.	5,260	599,850
Cimarex Energy Co.	73	6,825
Concho Resources, Inc. (a)	147	22,099
ConocoPhillips	1,982	117,513
Continental Resources, Inc. (a)	94	5,541
Devon Energy Corp.	791	25,146
Diamondback Energy, Inc. (a)	59	7,465
EOG Resources, Inc.	494	52,003
EQT Corp.	189	8,979
Exxon Mobil Corp.	13,288	991,418
Hess Corp.	416	21,058
HollyFrontier Corp.	457	22,329
Kinder Morgan, Inc.	4,403	66,309
Marathon Oil Corp.	1,993	32,147
Marathon Petroleum Corp.	1,633	119,389
Newfield Exploration Co. (a)	164	4,005
Noble Energy, Inc.	842	25,513
Occidental Petroleum Corp.	1,806	117,318
ONEOK, Inc.	368	20,947
Parsley Energy, Inc. Class A (a)	152	4,406
Phillips 66	1,360	130,451
Pioneer Natural Resources Co.	166	28,515
Plains GP Holdings L.P. Class A (a)	1,351	29,384
Range Resources Corp. (b)	727	10,571
Targa Resources Corp.	400	17,600
Valero Energy Corp.	1,702	157,895
Williams Cos., Inc.	1,075	26,724

		2,818,356

PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (b)	715	13,085
Estee Lauder Cos., Inc. Class A	1,395	208,859

		221,944

PHARMACEUTICALS — 4.7%
Allergan PLC	694	116,793

Security Description	Shares	Value

Bristol-Myers Squibb Co.	10,561	$667,983
Eli Lilly & Co.	3,997	309,248
Jazz Pharmaceuticals PLC (a)	45	6,795
Johnson & Johnson	17,276	2,213,919
Merck & Co., Inc.	7,294	397,304
Mylan NV (a)	909	37,423
Perrigo Co. PLC	94	7,834
Pfizer, Inc.	18,338	650,816
Zoetis, Inc.	1,133	94,617

		4,502,732

PROFESSIONAL SERVICES — 0.2%
CoStar Group, Inc. (a)	16	5,803
Equifax, Inc.	106	12,488
IHS Markit, Ltd. (a)	263	12,687
ManpowerGroup, Inc.	167	19,222
Nielsen Holdings PLC	456	14,496
Robert Half International, Inc.	942	54,532
TransUnion (a)	69	3,918
Verisk Analytics, Inc. (a)	817	84,968

		208,114

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.1%
Alexandria Real Estate Equities, Inc. REIT	62	7,743
American Tower Corp. REIT	507	73,687
Annaly Capital Management, Inc. REIT	25,755	268,625
AvalonBay Communities, Inc. REIT	1,667	274,155
Boston Properties, Inc. REIT	278	34,255
Brixmor Property Group, Inc. REIT	436	6,649
Camden Property Trust REIT	1,556	130,984
Crown Castle International Corp. REIT	2,647	290,138
Digital Realty Trust, Inc. REIT	755	79,562
Duke Realty Corp. REIT	358	9,480
Equinix, Inc. REIT	183	76,520
Equity Residential REIT	3,085	190,098
Essex Property Trust, Inc. REIT	487	117,211
Extra Space Storage, Inc. REIT	269	23,500
Federal Realty Investment Trust REIT	804	93,352
GGP, Inc. REIT	652	13,340
HCP, Inc. REIT	756	17,562
Host Hotels & Resorts, Inc. REIT	1,161	21,641
Invitation Homes, Inc. REIT	1,077	24,588
Iron Mountain, Inc. REIT	220	7,229
Kimco Realty Corp. REIT	751	10,814
Liberty Property Trust REIT	174	6,913
Macerich Co. REIT	197	11,036
Mid-America Apartment Communities, Inc. REIT	817	74,543
Prologis, Inc. REIT	503	31,684
Public Storage REIT	2,029	406,591
Realty Income Corp. REIT	3,322	171,847
Regency Centers Corp. REIT	485	28,605
SBA Communications Corp. REIT (a)	27	4,615
Simon Property Group, Inc. REIT	230	35,500
SL Green Realty Corp. REIT	149	14,428
UDR, Inc. REIT	4,236	150,886
Ventas, Inc. REIT	1,290	63,894
Vornado Realty Trust REIT	163	10,970

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Welltower, Inc. REIT	1,809	$98,464
Weyerhaeuser Co. REIT	707	24,745

		2,905,854

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
CBRE Group, Inc. Class A (a)	446	21,060
Jones Lang LaSalle, Inc.	86	15,019

		36,079

ROAD & RAIL — 1.0%
AMERCO	11	3,796
CSX Corp.	1,058	58,941
JB Hunt Transport Services, Inc.	586	68,650
Kansas City Southern	135	14,830
Knight-Swift Transportation Holdings, Inc.	147	6,763
Norfolk Southern Corp.	397	53,905
Old Dominion Freight Line, Inc.	370	54,379
Union Pacific Corp.	4,864	653,867

		915,131

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.9%
Advanced Micro Devices, Inc. (a) (b)	282	2,834
Analog Devices, Inc.	263	23,967
Applied Materials, Inc.	6,933	385,544
Broadcom, Ltd.	161	37,940
Intel Corp.	33,778	1,759,158
KLA-Tencor Corp.	1,068	116,423
Lam Research Corp.	128	26,004
Marvell Technology Group, Ltd.	366	7,686
Maxim Integrated Products, Inc.	1,647	99,182
Microchip Technology, Inc. (b)	123	11,237
Micron Technology, Inc. (a)	1,341	69,920
NVIDIA Corp.	3,727	863,136
Qorvo, Inc. (a)	117	8,243
QUALCOMM, Inc.	2,082	115,364
Skyworks Solutions, Inc.	1,201	120,412
Texas Instruments, Inc.	8,235	855,534
Xilinx, Inc.	1,708	123,386

		4,625,970

SOFTWARE — 4.5%
Activision Blizzard, Inc.	445	30,020
Adobe Systems, Inc. (a)	125	27,010
ANSYS, Inc. (a)	1,296	203,070
Autodesk, Inc. (a)	13	1,633
CA, Inc.	502	17,018
Cadence Design Systems, Inc. (a)	2,808	103,250
CDK Global, Inc.	452	28,630
Citrix Systems, Inc. (a)	892	82,778
Dell Technologies, Inc. Class V (a)	2,207	161,574
Electronic Arts, Inc. (a)	702	85,110
Fortinet, Inc. (a)	46	2,465
Intuit, Inc.	2,571	445,683
Microsoft Corp.	26,487	2,417,469
Oracle Corp.	6,676	305,427
Red Hat, Inc. (a)	50	7,476
salesforce.com, Inc. (a)	570	66,291
ServiceNow, Inc. (a)	1	165

Security Description	Shares	Value

Splunk, Inc. (a)	23	$2,263
SS&C Technologies Holdings, Inc.	121	6,490
Symantec Corp.	324	8,375
Synopsys, Inc. (a)	1,878	156,325
Take-Two Interactive Software, Inc. (a)	21	2,053
VMware, Inc. Class A (a) (b)	1,005	121,876
Workday, Inc. Class A (a)	15	1,907

		4,284,358

SPECIALTY RETAIL — 3.0%
Advance Auto Parts, Inc.	192	22,762
AutoNation, Inc. (a)	312	14,595
AutoZone, Inc. (a)	221	143,360
Best Buy Co., Inc.	2,273	159,087
CarMax, Inc. (a) (b)	315	19,511
Gap, Inc.	1,871	58,375
Home Depot, Inc.	2,415	430,450
L Brands, Inc.	413	15,781
Lowe’s Cos., Inc.	6,021	528,343
O’Reilly Automotive, Inc. (a)	904	223,632
Ross Stores, Inc.	3,894	303,654
Tiffany & Co.	142	13,868
TJX Cos., Inc.	8,979	732,327
Tractor Supply Co.	952	59,995
Ulta Salon Cosmetics & Fragrance, Inc. (a)	482	98,458

		2,824,198

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.1%
Apple, Inc.	15,291	2,565,524
Hewlett Packard Enterprise Co.	7,121	124,902
HP, Inc.	6,397	140,222
NetApp, Inc.	245	15,114
Seagate Technology PLC	670	39,209
Western Digital Corp.	465	42,906
Xerox Corp.	691	19,887

		2,947,764

TEXTILES,APPAREL & LUXURY GOODS — 1.0%
Hanesbrands, Inc. (b)	534	9,836
Lululemon Athletica, Inc. (a)	620	55,254
Michael Kors Holdings, Ltd. (a)	1,280	79,463
NIKE, Inc. Class B	9,273	616,098
PVH Corp.	137	20,746
Ralph Lauren Corp.	125	13,975
Tapestry, Inc.	312	16,414
Under Armour, Inc. Class A (a) (b)	203	3,319
Under Armour, Inc. Class C (a) (b)	177	2,540
VF Corp.	2,332	172,848

		990,493

THRIFTS & MORTGAGE FINANCE — 0.0% (d)
New York Community Bancorp, Inc.	1,374	17,903

TOBACCO — 1.6%
Altria Group, Inc.	20,210	1,259,487
Philip Morris International, Inc.	2,742	272,555

		1,532,042

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co. (b)	1,918	$104,704
HD Supply Holdings, Inc. (a)	265	10,054
United Rentals, Inc. (a)	125	21,591
W.W. Grainger, Inc	362	102,182

		238,531

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	84	3,102

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	1,099	90,261

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Corp. (a) (b)	2,300	11,224
T-Mobile US, Inc. (a)	1,099	67,083

		78,307

TOTAL COMMON STOCKS (Cost $90,307,851)		94,894,042

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (e) (f)	54,718	54,718
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	72,859	72,859

TOTAL SHORT-TERM INVESTMENTS (Cost $127,577)		127,577

TOTAL INVESTMENTS — 99.9% (Cost $90,435,428)		95,021,619

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		56,381

NET ASSETS — 100.0%		$95,078,000

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$3,368,423	$—	$—	$3,368,423
Air Freight & Logistics	770,829	—	—	770,829
Airlines	135,819	—	—	135,819
Auto Components	339,458	—	—	339,458
Automobiles	433,342	—	—	433,342
Banks	4,162,149	—	—	4,162,149
Beverages	2,723,955	—	—	2,723,955
Biotechnology	1,665,056	—	—	1,665,056
Building Products	154,238	—	—	154,238
Capital Markets	1,598,118	—	—	1,598,118
Chemicals	1,910,499	—	—	1,910,499

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Commercial Services & Supplies	$1,054,264	$—	$—	$1,054,264
Communications Equipment	869,306	—	—	869,306
Construction & Engineering	43,102	—	—	43,102
Construction Materials	21,325	—	—	21,325
Consumer Finance	414,241	—	—	414,241
Containers & Packaging	195,195	—	—	195,195
Distributors	147,014	—	—	147,014
Diversified Consumer Services	8,055	—	—	8,055
Diversified Financial Services	814,164	—	—	814,164
Diversified Telecommunication Services	1,652,800	—	—	1,652,800
Electric Utilities	2,157,305	—	—	2,157,305
Electrical Equipment	342,355	—	—	342,355
Electronic Equipment, Instruments & Components	995,798	—	—	995,798
Energy Equipment & Services	386,286	—	—	386,286
Equity Real Estate Investment Trusts (REITS)	78,701	—	—	78,701
Food & Staples Retailing	1,718,601	—	—	1,718,601
Food Products	1,643,472	—	—	1,643,472
Gas Utilities	23,184	—	—	23,184
Health Care Equipment & Supplies	3,594,091	—	—	3,594,091
Health Care Providers & Services	2,602,800	—	—	2,602,800
Health Care Technology	115,065	—	—	115,065
Hotels, Restaurants & Leisure	1,866,207	—	—	1,866,207
Household Durables	326,149	—	—	326,149
Household Products	1,694,453	—	—	1,694,453
Independent Power Producers & Energy Traders	51,650	—	—	51,650
Industrial Conglomerates	2,130,989	—	—	2,130,989
Insurance	4,124,021	—	—	4,124,021
Internet & Catalog Retail	847,617	—	—	847,617
Internet Software & Services	2,889,814	—	—	2,889,814
IT Services	8,792,538	—	—	8,792,538
Leisure Equipment & Products	77,829	—	—	77,829
Life Sciences Tools & Services	478,495	—	—	478,495
Machinery	1,117,453	—	—	1,117,453
Media	2,738,191	—	—	2,738,191
Metals & Mining	565,924	—	—	565,924
Mortgage Real Estate Investment Trust (REITs)	197,355	—	—	197,355
Multi-Utilities	1,088,368	—	—	1,088,368
Multiline Retail	526,840	—	—	526,840
Oil, Gas & Consumable Fuels	2,818,356	—	—	2,818,356
Personal Products	221,944	—	—	221,944
Pharmaceuticals	4,502,732	—	—	4,502,732
Professional Services	208,114	—	—	208,114
Real Estate Investment Trusts (REITs)	2,905,854	—	—	2,905,854
Real Estate Management & Development	36,079	—	—	36,079
Road & Rail	915,131	—	—	915,131
Semiconductors & Semiconductor Equipment	4,625,970	—	—	4,625,970
Software	4,284,358	—	—	4,284,358
Specialty Retail	2,824,198	—	—	2,824,198
Technology Hardware, Storage & Peripherals	2,947,764	—	—	2,947,764
Textiles, Apparel & Luxury Goods	990,493	—	—	990,493
Thrifts & Mortgage Finance	17,903	—	—	17,903
Tobacco	1,532,042	—	—	1,532,042
Trading Companies & Distributors	238,531	—	—	238,531
Transportation Infrastructure	3,102	—	—	3,102

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Water Utilities	$90,261	$—	$—	$90,261
Wireless Telecommunication Services	78,307	—	—	78,307
Short-Term Investments	127,577	—	—	127,577

TOTAL INVESTMENTS	$95,021,619	$—	$—	$95,021,619

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Corp.	308	$27,637	$37,634	$8,336	$1,917	$1,684	607	$60,536	$667	$—

State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,244	18,244	2,458,487	2,422,013	—	—	54,718	54,718	671	—

State Street Navigator Securities Lending Government Money Market Portfolio	111,587	111,587	358,682	397,410	—	—	72,859	72,859	279	—

Total		$157,468	$2,854,803	$2,827,759	$1,917	$1,684		$188,113	$1,617	$—

See accompanying notes to schedule of investments.

SPDR NYSE TECHNOLOGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUTOMOBILES — 2.1%
Tesla, Inc. (a)	72,716	$19,351,909

COMMUNICATIONS EQUIPMENT — 3.0%
Cisco Systems, Inc.	653,959	28,048,301

INTERNET & CATALOG RETAIL — 13.5%
Amazon.com, Inc. (a)	21,179	30,653,214
Booking Holdings, Inc. (a)	14,188	29,516,573
JD.com, Inc. ADR (a)	619,433	25,080,842
Netflix, Inc. (a)	131,356	38,795,995

		124,046,624

INTERNET SOFTWARE & SERVICES — 15.5%
Alibaba Group Holding, Ltd. ADR (a)	143,947	26,420,033
Alphabet, Inc. Class A (a)	23,308	24,173,659
Baidu, Inc. ADR (a)	106,964	23,873,295
eBay, Inc. (a)	650,844	26,189,963
Facebook, Inc. Class A (a)	138,613	22,148,971
NetEase, Inc. ADR	70,190	19,680,574

		142,486,495

IT SERVICES — 13.9%
Accenture PLC Class A	163,619	25,115,517
Automatic Data Processing, Inc.	211,480	23,998,750
Cognizant Technology Solutions Corp. Class A	346,462	27,890,191
International Business Machines Corp.	163,789	25,130,146
PayPal Holdings, Inc. (a)	330,107	25,045,218

		127,179,822

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 29.0%
Applied Materials, Inc.	475,378	26,435,771
Broadcom, Ltd.	93,985	22,147,565
Intel Corp.	560,525	29,192,142
Lam Research Corp.	133,995	27,222,424
Micron Technology, Inc. (a)	589,071	30,714,162
NVIDIA Corp.	130,408	30,201,189
NXP Semiconductors NV (a)	214,667	25,116,039
QUALCOMM, Inc.	385,614	21,366,872
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	632,236	27,666,647
Texas Instruments, Inc.	246,781	25,638,078

		265,700,889

Security Description	Shares	Value

SOFTWARE — 20.2%
Activision Blizzard, Inc.	374,298	$25,250,143
Adobe Systems, Inc. (a)	140,732	30,409,371
Electronic Arts, Inc. (a)	228,502	27,703,582
Microsoft Corp.	287,536	26,243,411
Oracle Corp.	517,063	23,655,632
salesforce.com, Inc. (a)	236,754	27,534,490
VMware, Inc. Class A (a) (b)	201,771	24,468,769

		185,265,398

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.6%
Apple, Inc.	143,565	24,087,336

TOTAL COMMON STOCKS (Cost $645,111,950)		916,166,774

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	1,381,010	1,381,010
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	3,792,845	3,792,845

TOTAL SHORT-TERM INVESTMENTS (Cost $5,173,855)		5,173,855

TOTAL INVESTMENTS — 100.4% (Cost $650,285,805)		921,340,629

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(3,779,491)

NET ASSETS — 100.0%		$917,561,138

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Automobiles	$19,351,909	$—	$—	$19,351,909
Communications Equipment	28,048,301	—	—	28,048,301
Internet & Catalog Retail	124,046,624	—	—	124,046,624
Internet Software & Services	142,486,495	—	—	142,486,495

See accompanying notes to schedule of investments.

SPDR NYSE TECHNOLOGY ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
IT Services	$127,179,822	$—	$—	$127,179,822
Semiconductors & Semiconductor Equipment	265,700,889	—	—	265,700,889
Software	185,265,398	—	—	185,265,398
Technology Hardware, Storage & Peripherals	24,087,336	—	—	24,087,336
Short-Term Investments	5,173,855	—	—	5,173,855

TOTAL INVESTMENTS	$921,340,629	$—	$—	$921,340,629

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	532,152	$532,152	$14,585,902	$13,737,044	$—	$—	1,381,010	$1,381,010	$11,306	$—

State Street Navigator Securities Lending Government Money Market Portfolio	16,897,273	16,897,273	135,073,156	148,177,584	—	—	3,792,845	3,792,845	73,149	—

Total		$17,429,425	$149,659,058	$161,914,628	$—	$—		$5,173,855	$84,455	$—

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.2%
Arconic, Inc.	21,334	$491,535
Boeing Co.	28,156	9,231,789
BWX Technologies, Inc.	4,374	277,880
General Dynamics Corp.	14,823	3,274,401
Harris Corp.	5,715	921,715
HEICO Corp.	1,681	145,928
HEICO Corp. Class A	480	34,056
Hexcel Corp.	4,261	275,218
Huntington Ingalls Industries, Inc.	2,150	554,184
L3 Technologies, Inc.	3,618	752,544
Lockheed Martin Corp.	14,321	4,839,496
Northrop Grumman Corp.	8,217	2,868,719
Orbital ATK, Inc.	2,854	378,469
Raytheon Co.	14,373	3,101,981
Rockwell Collins, Inc.	7,775	1,048,459
Spirit AeroSystems Holdings, Inc. Class A	5,765	482,530
Teledyne Technologies, Inc. (a)	1,442	269,899
Textron, Inc.	12,873	759,121
TransDigm Group, Inc.	2,203	676,189
United Technologies Corp.	37,792	4,754,989

		35,139,102

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	6,505	609,583
Expeditors International of Washington, Inc.	8,620	545,646
FedEx Corp.	11,751	2,821,533
United Parcel Service, Inc. Class B	33,456	3,501,505
XPO Logistics, Inc. (a) (b)	5,670	577,263

		8,055,530

AIRLINES — 0.6%
Alaska Air Group, Inc. (b)	6,465	400,572
American Airlines Group, Inc.	22,132	1,149,979
Delta Air Lines, Inc.	32,599	1,786,751
JetBlue Airways Corp. (a)	15,026	305,328
Southwest Airlines Co.	28,661	1,641,702
United Continental Holdings, Inc. (a)	14,960	1,039,271

		6,323,603

AUTO COMPONENTS — 0.2%
Autoliv, Inc. (b)	4,188	611,197
BorgWarner, Inc.	10,034	504,008
Gentex Corp.	14,232	327,620
Goodyear Tire & Rubber Co.	12,121	322,176
Lear Corp.	3,511	653,362

		2,418,363

AUTOMOBILES — 0.6%
Ford Motor Co.	187,241	2,074,631
General Motors Co.	58,065	2,110,082
Harley-Davidson, Inc.	8,056	345,441
Tesla, Inc. (a)	6,117	1,627,917
Thor Industries, Inc.	2,166	249,458

		6,407,529

Security Description	Shares	Value

BANKS — 6.9%
Bank of America Corp.	433,059	$12,987,439
Bank of the Ozarks, Inc.	5,869	283,297
BB&T Corp.	37,929	1,973,825
BOK Financial Corp.	1,293	127,994
CIT Group, Inc.	6,679	343,969
Citigroup, Inc.	131,175	8,854,313
Citizens Financial Group, Inc.	23,661	993,289
Comerica, Inc.	8,286	794,876
Commerce Bancshares, Inc.	4,989	298,891
Cullen/Frost Bankers, Inc.	2,820	299,117
East West Bancorp, Inc.	7,194	449,913
Fifth Third Bancorp	35,148	1,115,949
First Hawaiian, Inc.	2,802	77,980
First Horizon National Corp.	11,274	212,289
First Republic Bank	7,928	734,212
FNB Corp.	15,726	211,515
Huntington Bancshares, Inc.	52,025	785,578
Investors Bancorp, Inc.	13,327	181,780
JPMorgan Chase & Co.	158,659	17,447,730
KeyCorp.	53,499	1,045,906
M&T Bank Corp.	6,516	1,201,290
PacWest Bancorp	5,767	285,640
People’s United Financial, Inc.	15,246	284,490
Pinnacle Financial Partners, Inc.	3,547	227,717
PNC Financial Services Group, Inc.	22,723	3,436,627
Prosperity Bancshares, Inc.	3,024	219,633
Regions Financial Corp.	57,159	1,062,014
Signature Bank (a)	2,192	311,154
SunTrust Banks, Inc.	22,958	1,562,062
SVB Financial Group (a)	2,507	601,705
Synovus Financial Corp.	5,478	273,571
Texas Capital Bancshares, Inc. (a)	2,129	191,397
US Bancorp	79,958	4,037,879
Webster Financial Corp.	4,326	239,660
Wells Fargo & Co.	237,559	12,450,467
Western Alliance Bancorp (a)	4,037	234,590
Zions Bancorp	9,935	523,873

		76,363,631

BEVERAGES — 1.9%
Brown-Forman Corp. Class B	3,158	171,795
Coca-Cola Co.	200,206	8,694,947
Constellation Brands, Inc. Class A	7,540	1,718,517
Dr. Pepper Snapple Group, Inc.	9,056	1,072,049
Molson Coors Brewing Co. Class B	7,938	597,969
Monster Beverage Corp. (a)	18,198	1,041,108
National Beverage Corp. (b)	703	62,581
PepsiCo, Inc.	69,528	7,588,981

		20,947,947

BIOTECHNOLOGY — 3.2%
AbbVie, Inc.	75,897	7,183,651
ACADIA Pharmaceuticals, Inc. (a) (b)	6,395	143,696
Alexion Pharmaceuticals, Inc. (a)	12,001	1,337,631
Alnylam Pharmaceuticals, Inc. (a)	4,141	493,193
Amgen, Inc.	37,358	6,368,792
Biogen, Inc. (a)	10,272	2,812,679

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

BioMarin Pharmaceutical, Inc. (a)	9,323	$755,816
Bluebird Bio, Inc. (a) (b)	2,109	360,112
Celgene Corp. (a)	56,624	5,051,427
Exact Sciences Corp. (a) (b)	5,554	223,993
Exelixis, Inc. (a)	12,978	287,463
Gilead Sciences, Inc.	64,965	4,897,711
Incyte Corp. (a)	10,023	835,216
Ionis Pharmaceuticals, Inc. (a) (b)	5,705	251,476
Neurocrine Biosciences, Inc. (a) (b)	4,275	354,526
Regeneron Pharmaceuticals, Inc. (a)	4,238	1,459,398
Seattle Genetics, Inc. (a) (b)	7,172	375,382
TESARO, Inc. (a) (b)	2,115	120,851
United Therapeutics Corp. (a)	2,149	241,462
Vertex Pharmaceuticals, Inc. (a)	12,806	2,087,122

		35,641,597

BUILDING PRODUCTS — 0.2%
AO Smith Corp.	153	9,729
Fortune Brands Home & Security, Inc.	7,120	419,297
Lennox International, Inc.	1,872	382,581
Masco Corp.	15,105	610,846
Owens Corning	5,076	408,111
USG Corp. (a)	5,715	231,000

		2,061,564

CAPITAL MARKETS — 3.4%
Affiliated Managers Group, Inc.	2,804	531,582
Ameriprise Financial, Inc.	6,568	971,670
Bank of New York Mellon Corp.	50,278	2,590,825
BlackRock, Inc.	7,121	3,857,588
Cboe Global Markets, Inc.	5,076	579,172
Charles Schwab Corp.	55,720	2,909,698
CME Group, Inc.	16,498	2,668,387
E*TRADE Financial Corp. (a)	12,851	712,074
FactSet Research Systems, Inc. (b)	1,913	381,491
Franklin Resources, Inc.	16,358	567,296
Goldman Sachs Group, Inc.	17,208	4,334,007
Intercontinental Exchange, Inc.	29,314	2,125,851
Invesco, Ltd.	18,233	583,638
MarketAxess Holdings, Inc.	1,668	362,690
Moody’s Corp.	8,577	1,383,470
Morgan Stanley	63,872	3,446,533
MSCI, Inc.	4,237	633,304
Nasdaq, Inc.	5,860	505,249
Northern Trust Corp.	10,647	1,098,025
Raymond James Financial, Inc.	6,378	570,257
S&P Global, Inc.	11,707	2,236,740
SEI Investments Co.	5,886	440,920
State Street Corp. (c)	18,497	1,844,706
T Rowe Price Group, Inc.	10,815	1,167,696
TD Ameritrade Holding Corp.	21,927	1,298,736

		37,801,605

CHEMICALS — 2.1%
Air Products & Chemicals, Inc.	10,047	1,597,774
Albemarle Corp.	5,074	470,563
Ashland Global Holdings, Inc.	2,878	200,856
Axalta Coating Systems, Ltd. (a)	12,014	362,703

Security Description	Shares	Value

Celanese Corp. Series A	6,470	$648,359
CF Industries Holdings, Inc.	10,691	403,371
Chemours Co.	7,581	369,271
DowDuPont, Inc.	108,250	6,896,607
Eastman Chemical Co.	7,115	751,202
Ecolab, Inc.	13,666	1,873,199
FMC Corp.	6,350	486,219
Huntsman Corp.	9,261	270,884
International Flavors & Fragrances, Inc.	3,610	494,245
Monsanto Co.	21,310	2,486,664
Mosaic Co.	17,086	414,848
NewMarket Corp.	345	138,580
Olin Corp.	7,823	237,741
PPG Industries, Inc.	11,617	1,296,457
Praxair, Inc.	13,104	1,890,907
RPM International, Inc.	6,386	304,421
Scotts Miracle-Gro Co. (b)	2,133	182,905
Sherwin-Williams Co.	3,617	1,418,298
Valvoline, Inc.	9,338	206,650
Westlake Chemical Corp.	1,481	164,613
WR Grace & Co.	2,928	179,281

		23,746,618

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	4,255	725,818
Copart, Inc. (a)	9,349	476,145
KAR Auction Services, Inc.	6,684	362,273
Republic Services, Inc.	16,348	1,082,728
Rollins, Inc.	4,879	248,975
Stericycle, Inc. (a)	4,463	261,219
Waste Management, Inc.	20,728	1,743,639

		4,900,797

COMMUNICATIONS EQUIPMENT — 1.2%
Arista Networks, Inc. (a)	2,184	557,575
ARRIS International PLC (a)	8,610	228,768
Cisco Systems, Inc.	236,911	10,161,113
CommScope Holding Co., Inc. (a)	9,858	394,024
F5 Networks, Inc. (a)	2,939	425,009
Juniper Networks, Inc.	19,944	485,238
Motorola Solutions, Inc.	7,260	764,478
Palo Alto Networks, Inc. (a)	4,244	770,371
Ubiquiti Networks, Inc. (a) (b)	753	51,806

		13,838,382

CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)	7,870	280,408
Fluor Corp.	6,506	372,273
Jacobs Engineering Group, Inc.	6,802	402,338
Quanta Services, Inc. (a)	7,156	245,809

		1,300,828

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	2,178	224,443
Martin Marietta Materials, Inc.	2,917	604,694
Vulcan Materials Co.	6,373	727,605

		1,556,742

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	20,269	$550,303
American Express Co.	41,547	3,875,504
Capital One Financial Corp.	21,670	2,076,419
Credit Acceptance Corp. (a) (b)	692	228,644
Discover Financial Services	17,255	1,241,152
Navient Corp.	13,724	180,059
Santander Consumer USA Holdings, Inc.	5,691	92,763
SLM Corp. (a)	22,147	248,268
Synchrony Financial	36,637	1,228,439

		9,721,551

CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	2,884	259,070
Avery Dennison Corp.	4,231	449,544
Ball Corp.	16,405	651,443
Bemis Co., Inc.	4,347	189,181
Berry Global Group, Inc. (a)	5,775	316,528
Crown Holdings, Inc. (a)	6,385	324,039
International Paper Co.	19,416	1,037,397
Packaging Corp. of America	4,335	488,554
Sealed Air Corp.	8,713	372,829
Sonoco Products Co.	4,337	210,344
WestRock Co.	11,533	740,073

		5,039,002

DISTRIBUTORS — 0.1%
Genuine Parts Co.	7,470	671,105
LKQ Corp. (a)	14,334	543,975
Pool Corp.	1,512	221,085

		1,436,165

DIVERSIFIED CONSUMER SERVICES — 0.1%
Bright Horizons Family Solutions, Inc. (a)	2,213	220,681
H&R Block, Inc.	10,134	257,505
Service Corp. International	8,627	325,583
ServiceMaster Global Holdings, Inc. (a)	6,478	329,406

		1,133,175

DIVERSIFIED FINANCIAL SERVICES — 0.7%
Berkshire Hathaway, Inc. Class B (a)	32,069	6,397,124
Cannae Holdings, Inc. (a)	2,852	53,789
Leucadia National Corp.	16,566	376,545
Voya Financial, Inc.	8,747	441,724

		7,269,182

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.	345,756	12,326,201
CenturyLink, Inc.	52,064	855,412
Verizon Communications, Inc.	201,066	9,614,976
Zayo Group Holdings, Inc. (a)	8,631	294,835

		23,091,424

Security Description	Shares	Value

ELECTRIC UTILITIES — 1.8%
Alliant Energy Corp.	10,742	$438,918
American Electric Power Co., Inc.	22,952	1,574,278
Duke Energy Corp.	32,445	2,513,514
Edison International	15,089	960,566
Entergy Corp.	7,933	624,962
Eversource Energy	14,944	880,500
Exelon Corp.	43,960	1,714,880
FirstEnergy Corp.	20,816	707,952
Great Plains Energy, Inc.	10,043	319,267
IDACORP, Inc.	2,139	188,809
NextEra Energy, Inc.	21,540	3,518,128
OGE Energy Corp.	9,313	305,187
PG&E Corp.	29,774	1,307,972
Pinnacle West Capital Corp.	5,038	402,032
PPL Corp.	33,102	936,456
Southern Co.	45,832	2,046,857
Westar Energy, Inc.	6,462	339,837
Xcel Energy, Inc.	23,678	1,076,875

		19,856,990

ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	2,159	300,511
AMETEK, Inc.	10,732	815,310
Emerson Electric Co.	29,480	2,013,484
Hubbell, Inc.	2,209	269,012
Rockwell Automation, Inc.	5,793	1,009,141

		4,407,458

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	14,891	1,282,562
Arrow Electronics, Inc. (a)	4,266	328,567
Avnet, Inc.	5,785	241,582
CDW Corp.	6,894	484,717
Cognex Corp.	7,112	369,753
Coherent, Inc. (a)	1,101	206,327
Corning, Inc.	41,502	1,157,076
FLIR Systems, Inc.	5,271	263,603
IPG Photonics Corp. (a)	1,427	333,033
Jabil, Inc.	8,586	246,676
Keysight Technologies, Inc. (a)	8,602	450,659
National Instruments Corp.	5,536	279,955
SYNNEX Corp.	1,376	162,918
Trimble, Inc. (a)	11,433	410,216
Universal Display Corp. (b)	2,133	215,433
Zebra Technologies Corp. Class A (a)	2,632	366,348

		6,799,425

ENERGY EQUIPMENT & SERVICES — 0.8%
Baker Hughes a GE Co.	24,891	691,223
Halliburton Co.	46,632	2,188,906
Helmerich & Payne, Inc.	4,605	306,509
National Oilwell Varco, Inc.	19,366	712,863
RPC, Inc. (b)	2,904	52,359
Schlumberger, Ltd.	73,971	4,791,841

		8,743,701

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.3%
Colony NorthStar, Inc. Class A REIT (b)	27,814	$156,315
CyrusOne, Inc. REIT	4,271	218,718
EPR Properties REIT	3,582	198,443
Gaming and Leisure Properties, Inc. REIT	9,996	334,566
Healthcare Trust of America, Inc. Class A REIT	9,963	263,521
Lamar Advertising Co. Class A REIT	4,235	269,600
Medical Properties Trust, Inc. REIT	17,088	222,144
National Retail Properties, Inc. REIT	7,200	282,672
Omega Healthcare Investors, Inc. REIT (b)	9,324	252,121
VEREIT, Inc. REIT	50,239	349,663
WP Carey, Inc. REIT	4,996	309,702

		2,857,465

FOOD & STAPLES RETAILING — 1.7%
Casey’s General Stores, Inc.	1,517	166,521
Costco Wholesale Corp.	21,425	4,037,113
CVS Health Corp.	52,718	3,279,587
Kroger Co.	41,332	989,488
Sysco Corp.	25,001	1,499,060
US Foods Holding Corp. (a)	6,764	221,656
Walmart, Inc.	62,202	5,534,112
Walgreens Boots Alliance, Inc.	49,487	3,239,914

		18,967,451

FOOD PRODUCTS — 1.4%
Archer-Daniels-Midland Co.	26,052	1,129,875
Blue Buffalo Pet Products, Inc. (a)	8,501	338,425
Bunge, Ltd.	6,488	479,723
Campbell Soup Co. (b)	8,584	371,773
Conagra Brands, Inc.	20,229	746,045
General Mills, Inc.	27,695	1,247,937
Hershey Co.	7,808	772,680
Hormel Foods Corp.	13,605	466,924
Ingredion, Inc.	3,503	451,607
J.M. Smucker Co.	5,656	701,400
Kellogg Co.	17,010	1,105,820
Kraft Heinz Co.	45,180	2,814,262
Lamb Weston Holdings, Inc.	6,487	377,673
McCormick & Co., Inc.	514	54,684
Mondelez International, Inc. Class A	72,146	3,010,653
Pinnacle Foods, Inc.	5,760	311,616
Post Holdings, Inc. (a) (b)	3,518	266,524
Tyson Foods, Inc. Class A	13,523	989,748

		15,637,369

GAS UTILITIES — 0.1%
Atmos Energy Corp.	4,993	420,610
National Fuel Gas Co.	3,631	186,815
UGI Corp.	8,403	373,261
WGL Holdings, Inc.	2,149	179,764

		1,160,450

Security Description	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Abbott Laboratories	79,974	$4,792,042
ABIOMED, Inc. (a)	1,833	533,385
Align Technology, Inc. (a)	3,337	838,021
Baxter International, Inc.	25,866	1,682,325
Becton Dickinson and Co.	12,018	2,604,301
Boston Scientific Corp. (a)	65,994	1,802,956
Cooper Cos., Inc.	2,189	500,865
Danaher Corp.	28,043	2,745,690
DENTSPLY SIRONA, Inc.	10,716	539,122
DexCom, Inc. (a) (b)	4,323	320,594
Edwards Lifesciences Corp. (a)	10,716	1,495,096
Hill-Rom Holdings, Inc.	2,854	248,298
Hologic, Inc. (a)	13,547	506,116
IDEXX Laboratories, Inc. (a)	4,028	770,919
Intuitive Surgical, Inc. (a)	5,070	2,093,048
Masimo Corp. (a)	2,129	187,246
ResMed, Inc.	6,484	638,479
Stryker Corp.	16,358	2,632,329
Teleflex, Inc.	2,148	547,697
Varian Medical Systems, Inc. (a)	4,344	532,792
West Pharmaceutical Services, Inc.	3,528	311,487
Zimmer Biomet Holdings, Inc.	9,310	1,015,162

		27,337,970

HEALTH CARE PROVIDERS & SERVICES — 2.6%
Aetna, Inc.	16,097	2,720,393
AmerisourceBergen Corp.	7,541	650,109
Anthem, Inc.	11,801	2,592,680
Cardinal Health, Inc.	14,965	938,006
Centene Corp. (a)	8,571	915,983
Cigna Corp.	10,974	1,840,779
DaVita, Inc. (a)	8,556	564,183
Envision Healthcare Corp. (a)	6,712	257,942
Express Scripts Holding Co. (a)	28,576	1,974,030
HCA Healthcare, Inc.	14,358	1,392,726
Henry Schein, Inc. (a)	7,250	487,272
Humana, Inc.	6,708	1,803,312
Laboratory Corp. of America Holdings (a)	4,975	804,706
McKesson Corp.	10,032	1,413,208
Quest Diagnostics, Inc.	6,440	645,932
UnitedHealth Group, Inc.	43,497	9,308,358
Universal Health Services, Inc. Class B	149	17,643
WellCare Health Plans, Inc. (a)	2,140	414,368

		28,741,630

HEALTH CARE TECHNOLOGY — 0.1%
athenahealth, Inc. (a)	2,101	300,506
Cerner Corp. (a)	14,099	817,742
Veeva Systems, Inc. Class A (a)	5,052	368,897

		1,487,145

HOTELS, RESTAURANTS & LEISURE — 2.1%
Aramark	11,403	451,103

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Chipotle Mexican Grill, Inc. (a) (b)	1,475	$476,587
Darden Restaurants, Inc.	5,724	487,971
Domino’s Pizza, Inc.	2,513	586,936
Dunkin’ Brands Group, Inc. (b)	4,289	256,010
Hilton Worldwide Holdings, Inc.	13,460	1,060,110
Las Vegas Sands Corp.	17,886	1,286,003
Marriott International, Inc. Class A	14,425	1,961,511
McDonald’s Corp.	37,909	5,928,209
MGM Resorts International	26,392	924,248
Norwegian Cruise Line Holdings, Ltd. (a)	8,220	435,413
Royal Caribbean Cruises, Ltd.	8,575	1,009,621
Six Flags Entertainment Corp.	3,580	222,891
Starbucks Corp.	66,640	3,857,790
Vail Resorts, Inc.	2,089	463,131
Wyndham Worldwide Corp.	4,999	572,036
Wynn Resorts, Ltd.	4,227	770,836
Yum China Holdings, Inc.	17,215	714,423
Yum! Brands, Inc.	16,399	1,396,047

		22,860,876

HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	15,159	664,571
Leggett & Platt, Inc.	6,403	284,037
Lennar Corp. Class A	12,628	744,294
Lennar Corp. Class B	783	37,341
Mohawk Industries, Inc. (a)	2,875	667,632
Newell Brands, Inc.	24,968	636,185
NVR, Inc. (a)	141	394,800
PulteGroup, Inc.	12,231	360,692
Toll Brothers, Inc.	6,610	285,883
Whirlpool Corp.	4,023	615,962

		4,691,397

HOUSEHOLD PRODUCTS — 1.5%
Church & Dwight Co., Inc.	12,826	645,917
Clorox Co.	6,438	856,962
Colgate-Palmolive Co.	43,525	3,119,872
Kimberly-Clark Corp.	17,820	1,962,517
Procter & Gamble Co.	129,136	10,237,902
Spectrum Brands Holdings, Inc. (b)	2,790	289,323

		17,112,493

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	32,833	373,311
NRG Energy, Inc.	15,632	477,245

		850,556

INDUSTRIAL CONGLOMERATES — 1.7%
3M Co.	26,037	5,715,642
Carlisle Cos., Inc.	2,880	300,701
General Electric Co.	473,029	6,376,431
Honeywell International, Inc.	36,167	5,226,493
Roper Technologies, Inc.	4,674	1,311,945

		18,931,212

INSURANCE — 2.2%
Aflac, Inc.	36,847	1,612,425
Alleghany Corp.	733	450,385

Security Description	Shares	Value

Allstate Corp.	17,191	$1,629,707
American Financial Group, Inc.	3,565	400,064
American International Group, Inc.	41,705	2,269,586
Arthur J Gallagher & Co.	8,434	579,669
Assurant, Inc.	2,209	201,925
Brown & Brown, Inc.	11,260	286,454
Cincinnati Financial Corp.	7,183	533,410
First American Financial Corp.	5,029	295,102
FNF Group	16,349	654,287
Hartford Financial Services Group, Inc.	17,649	909,276
Lincoln National Corp.	10,439	762,673
Loews Corp.	13,536	673,145
Markel Corp. (a)	630	737,257
Marsh & McLennan Cos., Inc.	25,540	2,109,349
MetLife, Inc.	42,181	1,935,686
Old Republic International Corp.	12,118	259,931
Principal Financial Group, Inc.	12,917	786,774
Progressive Corp.	28,068	1,710,183
Prudential Financial, Inc.	19,664	2,036,207
Reinsurance Group of America, Inc.	2,913	448,602
Torchmark Corp.	5,134	432,129
Travelers Cos., Inc.	12,343	1,713,949
Unum Group	10,832	515,712
WR Berkley Corp.	4,345	315,882

		24,259,769

INTERNET & CATALOG RETAIL — 3.5%
Amazon.com, Inc. (a)	19,286	27,913,399
Booking Holdings, Inc. (a)	2,246	4,672,556
Expedia Group, Inc.	5,731	632,760
Netflix, Inc. (a)	18,658	5,510,640
TripAdvisor, Inc. (a)	4,771	195,086

		38,924,441

INTERNET SOFTWARE & SERVICES — 3.4%
Akamai Technologies, Inc. (a)	7,273	516,238
Alphabet, Inc. Class A (a)	14,110	14,634,045
eBay, Inc. (a)	50,676	2,039,202
Facebook, Inc. Class A (a)	113,440	18,126,578
IAC/InterActiveCorp.(a)	3,535	552,803
LogMeIn, Inc.	2,183	252,246
Twitter, Inc. (a)	27,204	789,188
VeriSign, Inc. (a) (b)	4,911	582,248
Zillow Group, Inc. Class A (a)	2,206	119,124

		37,611,672

IT SERVICES — 4.2%
Alliance Data Systems Corp.	2,521	536,620
Amdocs, Ltd.	6,729	448,959
Automatic Data Processing, Inc.	20,233	2,296,041
Booz Allen Hamilton Holding Corp.	7,117	275,570
Broadridge Financial Solutions, Inc.	5,087	557,993
Cognizant Technology Solutions Corp. Class A	27,714	2,230,977
CSRA, Inc.	7,879	324,851
DXC Technology Co.	12,933	1,300,154
Euronet Worldwide, Inc. (a)	2,197	173,387

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Fidelity National Information Services, Inc.	15,662	$1,508,251
First Data Corp. Class A (a)	14,618	233,888
Fiserv, Inc. (a)	21,017	1,498,722
FleetCor Technologies, Inc. (a)	4,299	870,548
Gartner, Inc. (a)	4,271	502,355
Global Payments, Inc.	6,793	757,555
International Business Machines Corp.	42,519	6,523,690
Jack Henry & Associates, Inc.	3,620	437,839
Leidos Holdings, Inc.	6,442	421,307
Mastercard, Inc. Class A	43,580	7,633,473
Paychex, Inc.	14,486	892,193
PayPal Holdings, Inc. (a)	49,301	3,740,467
Sabre Corp.	9,387	201,351
Square, Inc. Class A (a)	9,960	490,032
Total System Services, Inc.	7,937	684,646
Visa, Inc. Class A (b)	84,603	10,120,211
Western Union Co.	21,790	419,022
WEX, Inc. (a)	2,074	324,830
Worldpay, Inc. Class A (a)	7,877	647,804

		46,052,736

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	4,933	292,971
Hasbro, Inc.	5,724	482,533
Mattel, Inc. (b)	17,806	234,149
Polaris Industries, Inc.	2,319	265,572

		1,275,225

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	15,229	1,018,820
Bio-Rad Laboratories, Inc. Class A (a)	138	34,511
Charles River Laboratories International, Inc. (a)	2,029	216,575
Illumina, Inc. (a)	6,702	1,584,487
IQVIA Holdings, Inc. (a)	6,980	684,808
Mettler-Toledo International, Inc. (a)	1,110	638,283
PerkinElmer, Inc.	5,026	380,569
Syneos Health, Inc. (a)	2,159	76,645
Thermo Fisher Scientific, Inc.	18,241	3,766,037
Waters Corp. (a)	3,605	716,133

		9,116,868

MACHINERY — 1.9%
AGCO Corp.	3,557	230,671
Allison Transmission Holdings, Inc.	6,473	252,835
Caterpillar, Inc.	25,907	3,818,174
Colfax Corp. (a)	3,583	114,298
Crane Co.	2,186	202,730
Cummins, Inc.	7,486	1,213,406
Deere & Co.	15,009	2,331,198
Donaldson Co., Inc.	5,821	262,236
Dover Corp.	7,148	702,077
Flowserve Corp.	6,727	291,481
Fortive Corp.	14,333	1,111,094

Security Description	Shares	Value

Graco, Inc.	7,100	$324,612
IDEX Corp.	3,591	511,753
Illinois Tool Works, Inc.	15,767	2,470,058
Lincoln Electric Holdings, Inc.	2,659	239,177
Middleby Corp. (a) (b)	2,872	355,525
Nordson Corp.	2,307	314,536
Oshkosh Corp.	3,591	277,477
PACCAR, Inc.	17,095	1,131,176
Parker-Hannifin Corp.	5,921	1,012,669
Snap-on, Inc.	2,852	420,784
Stanley Black & Decker, Inc.	6,722	1,029,810
Toro Co.	4,995	311,938
WABCO Holdings, Inc. (a)	2,704	361,984
Wabtec Corp. (b)	4,248	345,787
Woodward, Inc.	2,752	197,208
Xylem, Inc.	8,519	655,282

		20,489,976

MEDIA — 1.9%
CBS Corp. Class B	566	29,087
Charter Communications, Inc. Class A (a)	10,818	3,366,778
Cinemark Holdings, Inc. (b)	5,031	189,518
Comcast Corp. Class A	49,817	1,702,247
Discovery Communications, Inc. Class A (a) (b)	9,163	196,363
Discovery Communications, Inc. Class C (a)	4,732	92,369
DISH Network Corp. Class A (a)	12,103	458,583
GCI Liberty, Inc. Class A (a)	4,250	224,655
Interpublic Group of Cos., Inc.	19,311	444,732
Liberty Broadband Corp. Class A (a)	1,392	118,042
Liberty Media Corp.-Liberty Braves Class A (a)	663	15,070
Liberty Media Corp.-Liberty Formula One Class A (a) (b)	1,442	42,236
Liberty Media Corp.-Liberty SiriusXM Class A (a)	4,824	198,266
Lions Gate Entertainment Corp. Class A (b)	3,579	92,445
Live Nation Entertainment, Inc. (a)	6,546	275,848
News Corp. Class B	5,085	81,868
Omnicom Group, Inc.	11,445	831,708
Sirius XM Holdings, Inc. (b)	68,345	426,473
Time Warner, Inc.	39,127	3,700,632
Twenty-First Century Fox, Inc. Class B	23,564	857,023
Viacom, Inc. Class B	937	29,103
Walt Disney Co.	72,365	7,268,341

		20,641,387

METALS & MINING — 0.4%
Alcoa Corp. (a)	8,099	364,131
Freeport-McMoRan, Inc. (a)	66,468	1,167,843
Newmont Mining Corp.	27,191	1,062,352
Nucor Corp.	14,453	882,934
Reliance Steel & Aluminum Co.	3,694	316,723
Royal Gold, Inc.	2,911	249,968
Steel Dynamics, Inc.	10,095	446,401

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

United States Steel Corp.	7,841	$275,925

		4,766,277

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
AGNC Investment Corp. REIT	19,311	365,364
New Residential Investment Corp. REIT	14,602	240,203
Starwood Property Trust, Inc. REIT	12,162	254,794

		860,361

MULTI-UTILITIES — 0.9%
Ameren Corp.	11,327	641,448
CenterPoint Energy, Inc.	19,919	545,781
CMS Energy Corp.	12,973	587,547
Consolidated Edison, Inc.	14,267	1,111,970
Dominion Energy, Inc.	30,108	2,030,182
DTE Energy Co.	8,560	893,664
MDU Resources Group, Inc.	9,262	260,818
NiSource, Inc.	15,050	359,846
Public Service Enterprise Group, Inc.	23,093	1,160,192
SCANA Corp.	7,110	266,981
Sempra Energy	12,085	1,344,094
Vectren Corp.	3,607	230,559
WEC Energy Group, Inc.	14,315	897,550

		10,330,632

MULTILINE RETAIL — 0.5%
Dollar General Corp.	12,961	1,212,502
Dollar Tree, Inc. (a)	10,702	1,015,620
Kohl’s Corp. (b)	8,484	555,787
Macy’s, Inc. (b)	15,046	447,468
Nordstrom, Inc.	6,372	308,468
Target Corp.	25,237	1,752,205

		5,292,050

OIL, GAS & CONSUMABLE FUELS — 5.3%
Anadarko Petroleum Corp.	27,852	1,682,539
Andeavor	7,230	727,049
Antero Resources Corp. (a) (b)	11,411	226,508
Apache Corp.	20,953	806,271
Cabot Oil & Gas Corp.	24,229	581,011
Cheniere Energy, Inc. (a)	11,426	610,720
Chevron Corp.	91,418	10,425,309
Cimarex Energy Co.	4,358	407,473
Concho Resources, Inc. (a)	7,157	1,075,912
ConocoPhillips	57,538	3,411,428
Devon Energy Corp.	26,894	854,960
Diamondback Energy, Inc. (a)	4,348	550,109
Energen Corp. (a)	5,037	316,626
EOG Resources, Inc.	27,863	2,933,138
EQT Corp.	13,990	664,665
Exxon Mobil Corp.	202,413	15,102,034
Hess Corp.	15,671	793,266
HollyFrontier Corp.	8,587	419,561
Kinder Morgan, Inc.	99,128	1,492,868
Marathon Oil Corp.	41,417	668,056
Marathon Petroleum Corp.	24,233	1,771,675
Murphy Oil Corp.	7,043	181,991
Newfield Exploration Co. (a)	9,970	243,467

Security Description	Shares	Value

Noble Energy, Inc.	25,379	$768,984
Occidental Petroleum Corp.	36,479	2,369,676
ONEOK, Inc.	19,225	1,094,287
Parsley Energy, Inc. Class A (a)	11,461	332,254
Phillips 66	24,909	2,389,271
Pioneer Natural Resources Co.	8,529	1,465,112
Range Resources Corp. (b)	15,172	220,601
RSP Permian, Inc. (a)	7,134	334,442
Targa Resources Corp.	12,061	530,684
Valero Energy Corp.	21,460	1,990,844
Williams Cos., Inc.	42,129	1,047,327
WPX Energy, Inc. (a)	20,725	306,316

		58,796,434

PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (b)	23,196	424,486
Edgewell Personal Care Co. (a)	2,440	119,121
Estee Lauder Cos., Inc. Class A	10,572	1,582,840

		2,126,447

PHARMACEUTICALS — 4.0%
Bristol-Myers Squibb Co.	82,819	5,238,302
Catalent, Inc. (a)	5,644	231,743
Eli Lilly & Co.	48,071	3,719,253
Johnson & Johnson	118,342	15,165,527
Merck & Co., Inc.	136,974	7,460,974
Pfizer, Inc.	287,380	10,199,116
Zoetis, Inc.	23,489	1,961,566

		43,976,481

PROFESSIONAL SERVICES — 0.3%
CoStar Group, Inc. (a)	1,486	538,942
Equifax, Inc.	5,707	672,342
ManpowerGroup, Inc.	2,951	339,660
Nielsen Holdings PLC	18,001	572,252
Robert Half International, Inc.	5,831	337,557
TransUnion (a)	7,167	406,942
Verisk Analytics, Inc. (a)	7,823	813,592

		3,681,287

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.2%
Alexandria Real Estate Equities, Inc. REIT	4,343	542,397
American Campus Communities, Inc. REIT	7,106	274,434
American Homes 4 Rent Class A REIT	11,412	229,153
American Tower Corp. REIT	20,792	3,021,909
Annaly Capital Management, Inc. REIT	55,063	574,307
Apartment Investment & Management Co. Class A REIT	7,827	318,950
Apple Hospitality REIT, Inc.	10,053	176,631
AvalonBay Communities, Inc. REIT	6,469	1,063,892
Boston Properties, Inc. REIT	7,796	960,623
Brixmor Property Group, Inc. REIT	15,694	239,334
Camden Property Trust REIT	4,331	364,584
Crown Castle International Corp. REIT	18,704	2,050,145

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

CubeSmart REIT	9,063	$255,577
DCT Industrial Trust, Inc. REIT	4,350	245,079
Digital Realty Trust, Inc. REIT	10,040	1,058,015
Douglas Emmett, Inc. REIT	7,202	264,746
Duke Realty Corp. REIT	17,211	455,747
Equinix, Inc. REIT	3,593	1,502,377
Equity LifeStyle Properties, Inc. REIT	3,641	319,571
Equity Residential REIT	17,184	1,058,878
Essex Property Trust, Inc. REIT	3,208	772,101
Extra Space Storage, Inc. REIT	5,875	513,240
Federal Realty Investment Trust REIT	3,570	414,513
Forest City Realty Trust, Inc. Class A REIT	12,189	246,949
GGP, Inc. REIT	30,735	628,838
HCP, Inc. REIT	24,972	580,100
Highwoods Properties, Inc. REIT	5,011	219,582
Hospitality Properties Trust REIT	7,885	199,806
Host Hotels & Resorts, Inc. REIT	33,822	630,442
Hudson Pacific Properties, Inc. REIT	7,210	234,541
Invitation Homes, Inc. REIT	4,962	113,282
Iron Mountain, Inc. REIT	12,194	400,695
Kilroy Realty Corp. REIT	4,943	350,755
Kimco Realty Corp. REIT	21,425	308,520
Liberty Property Trust REIT	7,097	281,964
Macerich Co. REIT	6,483	363,178
Mid-America Apartment Communities, Inc. REIT	5,725	522,349
Park Hotels & Resorts, Inc. REIT	9,244	249,773
Prologis, Inc. REIT	25,128	1,582,813
Public Storage REIT	7,809	1,564,846
Realty Income Corp. REIT	14,229	736,066
Regency Centers Corp. REIT	7,153	421,884
SBA Communications Corp. REIT (a)	5,707	975,440
Senior Housing Properties Trust REIT	12,109	189,627
Simon Property Group, Inc. REIT	14,969	2,310,465
SL Green Realty Corp. REIT	5,004	484,537
Sun Communities, Inc. REIT	3,514	321,074
UDR, Inc. REIT	12,840	457,361
Ventas, Inc. REIT	18,504	916,503
Vornado Realty Trust REIT	8,620	580,126
Weingarten Realty Investors REIT	7,303	205,068
Welltower, Inc. REIT	19,217	1,045,981
Weyerhaeuser Co. REIT	35,033	1,226,155

		35,024,923

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	15,661	739,512
Howard Hughes Corp. (a)	2,079	289,251
Jones Lang LaSalle, Inc.	2,150	375,476
Realogy Holdings Corp. (b)	5,334	145,512

		1,549,751

ROAD & RAIL — 1.0%
AMERCO	266	91,797

Security Description	Shares	Value

CSX Corp.	43,594	$2,428,622
Genesee & Wyoming, Inc. Class A (a)	3,019	213,715
JB Hunt Transport Services, Inc.	4,287	502,222
Kansas City Southern	5,053	555,072
Norfolk Southern Corp.	14,223	1,931,199
Old Dominion Freight Line, Inc.	2,906	427,095
Union Pacific Corp.	39,273	5,279,469

		11,429,191

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Advanced Micro Devices, Inc. (a) (b)	45,130	453,557
Analog Devices, Inc.	17,122	1,560,328
Applied Materials, Inc.	48,427	2,693,025
Cavium, Inc. (a)	2,924	232,107
Cypress Semiconductor Corp.	14,971	253,908
Intel Corp.	212,322	11,057,730
KLA-Tencor Corp.	7,483	815,722
Lam Research Corp.	6,861	1,393,881
Marvell Technology Group, Ltd.	20,257	425,397
Maxim Integrated Products, Inc.	12,825	772,321
Microchip Technology, Inc. (b)	10,741	981,298
Micron Technology, Inc. (a)	49,754	2,594,174
Microsemi Corp. (a)	5,610	363,079
MKS Instruments, Inc.	2,139	247,375
NVIDIA Corp.	25,714	5,955,105
ON Semiconductor Corp. (a)	18,231	445,930
Qorvo, Inc. (a)	5,933	417,980
QUALCOMM, Inc.	69,194	3,834,040
Skyworks Solutions, Inc.	8,551	857,323
Teradyne, Inc.	8,669	396,260
Texas Instruments, Inc.	44,608	4,634,325
Xilinx, Inc.	12,021	868,397

		41,253,262

SOFTWARE — 5.9%
Activision Blizzard, Inc.	35,889	2,421,072
Adobe Systems, Inc. (a)	20,655	4,463,132
ANSYS, Inc. (a)	3,665	574,269
Aspen Technology, Inc. (a)	3,455	272,565
Autodesk, Inc. (a)	9,981	1,253,414
CA, Inc.	15,720	532,908
Cadence Design Systems, Inc. (a)	12,166	447,344
CDK Global, Inc.	6,499	411,647
Citrix Systems, Inc. (a)	7,115	660,272
Dell Technologies, Inc. Class V (a)	9,263	678,144
Electronic Arts, Inc. (a)	15,112	1,832,179
Fortinet, Inc. (a)	6,433	344,680
Guidewire Software, Inc. (a)	3,600	290,988
Intuit, Inc.	10,871	1,884,488
Microsoft Corp.	348,195	31,779,758
Nuance Communications, Inc. (a)	16,002	252,032
Oracle Corp.	142,054	6,498,971
PTC, Inc. (a)	5,086	396,759
Red Hat, Inc. (a)	7,795	1,165,430
salesforce.com, Inc. (a)	30,810	3,583,203
ServiceNow, Inc. (a)	7,566	1,251,795
Splunk, Inc. (a)	6,471	636,682

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

SS&C Technologies Holdings, Inc.	8,240	$441,994
Symantec Corp.	30,164	779,739
Synopsys, Inc. (a)	6,550	545,222
Take-Two Interactive Software, Inc. (a)	4,989	487,824
Tyler Technologies, Inc. (a)	1,768	372,977
Ultimate Software Group, Inc. (a)	1,429	348,247
VMware, Inc. Class A (a) (b)	2,853	345,983
Workday, Inc. Class A (a)	6,411	814,902

		65,768,620

SPECIALTY RETAIL — 2.3%
Advance Auto Parts, Inc.	4,186	496,250
AutoNation, Inc. (a)	4,270	199,750
AutoZone, Inc. (a)	1,440	934,113
Best Buy Co., Inc.	12,830	897,972
Burlington Stores, Inc. (a)	3,546	472,150
CarMax, Inc. (a) (b)	9,057	560,990
Foot Locker, Inc.	6,903	314,363
Gap, Inc.	11,490	358,488
Home Depot, Inc.	55,942	9,971,102
L Brands, Inc.	10,859	414,922
Lowe’s Cos., Inc.	39,381	3,455,683
O’Reilly Automotive, Inc. (a)	4,607	1,139,680
Ross Stores, Inc.	18,550	1,446,529
Tiffany & Co.	5,730	559,592
TJX Cos., Inc.	31,484	2,567,835
Tractor Supply Co.	7,382	465,214
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,218	657,341
Williams-Sonoma, Inc. (b)	3,685	194,421

		25,106,395

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.2%
Apple, Inc.	245,564	41,200,728
Hewlett Packard Enterprise Co.	81,488	1,429,299
HP, Inc.	76,092	1,667,937
NCR Corp. (a)	7,052	222,279
NetApp, Inc.	12,975	800,428
Western Digital Corp.	13,603	1,255,149
Xerox Corp.	12,809	368,643

		46,944,463

TEXTILES,APPAREL & LUXURY GOODS — 0.7%
Carter’s, Inc.	2,200	229,020
Hanesbrands, Inc. (b)	19,194	353,553
Lululemon Athletica, Inc. (a)	4,388	391,059
NIKE, Inc. Class B	56,772	3,771,932
PVH Corp.	3,603	545,602
Ralph Lauren Corp.	2,326	260,047
Tapestry, Inc.	13,589	714,917
Under Armour, Inc. Class A (a) (b)	7,506	122,723
VF Corp.	17,111	1,268,267

		7,657,120

THRIFTS & MORTGAGE FINANCE — 0.0% (d)
New York Community Bancorp, Inc.	23,630	307,899

Security Description	Shares	Value

TOBACCO — 1.2%
Altria Group, Inc.	90,686	$5,651,552
Philip Morris International, Inc.	78,098	7,762,941

		13,414,493

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co. (b)	13,554	739,913
HD Supply Holdings, Inc. (a)	9,412	357,091
United Rentals, Inc. (a)	3,863	667,256
Univar, Inc. (a)	5,642	156,566
W.W. Grainger, Inc.	2,220	626,639
Watsco, Inc.	1,428	258,425

		2,805,890

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	4,258	157,248

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	7,907	649,402
Aqua America, Inc.	7,903	269,176

		918,578

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile US, Inc. (a)	14,252	869,942

TOTAL COMMON STOCKS (Cost $1,097,510,136)		1,106,047,743

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (e) (f)	678,435	678,435
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	2,843,603	2,843,603

TOTAL SHORT-TERM INVESTMENTS (Cost $3,522,038)		3,522,038

TOTAL INVESTMENTS — 100.1% (Cost $1,101,032,174)		1,109,569,781

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,522,442)

NET ASSETS — 100.0%		$1,108,047,339

(a)	Non-income producing security.

(b)	All or a portion of the shares of the security are on loan at March 31, 2018.

(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.

(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at March 31, 2018.

(g)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

REIT = Real Estate Investment Trust

At March 31, 2018, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation

E-Mini Russell 1000 Index (long)	4	06/15/2018	$304,220	$293,560	$(10,660)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$35,139,102	$—	$—	$35,139,102
Air Freight & Logistics	8,055,530	—	—	8,055,530
Airlines	6,323,603	—	—	6,323,603
Auto Components	2,418,363	—	—	2,418,363
Automobiles	6,407,529	—	—	6,407,529
Banks	76,363,631	—	—	76,363,631
Beverages	20,947,947	—	—	20,947,947
Biotechnology	35,641,597	—	—	35,641,597
Building Products	2,061,564	—	—	2,061,564
Capital Markets	37,801,605	—	—	37,801,605
Chemicals	23,746,618	—	—	23,746,618
Commercial Services & Supplies	4,900,797	—	—	4,900,797
Communications Equipment	13,838,382	—	—	13,838,382
Construction & Engineering	1,300,828	—	—	1,300,828
Construction Materials	1,556,742	—	—	1,556,742
Consumer Finance	9,721,551	—	—	9,721,551
Containers & Packaging	5,039,002	—	—	5,039,002
Distributors	1,436,165	—	—	1,436,165
Diversified Consumer Services	1,133,175	—	—	1,133,175
Diversified Financial Services	7,269,182	—	—	7,269,182
Diversified Telecommunication Services	23,091,424	—	—	23,091,424
Electric Utilities	19,856,990	—	—	19,856,990
Electrical Equipment	4,407,458	—	—	4,407,458
Electronic Equipment, Instruments & Components	6,799,425	—	—	6,799,425
Energy Equipment & Services	8,743,701	—	—	8,743,701
Equity Real Estate Investment Trusts (REITS)	2,857,465	—	—	2,857,465
Food & Staples Retailing	18,967,451	—	—	18,967,451
Food Products	15,637,369	—	—	15,637,369
Gas Utilities	1,160,450	—	—	1,160,450
Health Care Equipment & Supplies	27,337,970	—	—	27,337,970
Health Care Providers & Services	28,741,630	—	—	28,741,630
Health Care Technology	1,487,145	—	—	1,487,145
Hotels, Restaurants & Leisure	22,860,876	—	—	22,860,876
Household Durables	4,691,397	—	—	4,691,397
Household Products	17,112,493	—	—	17,112,493
Independent Power Producers & Energy Traders	850,556	—	—	850,556
Industrial Conglomerates	18,931,212	—	—	18,931,212
Insurance	24,259,769	—	—	24,259,769
Internet & Catalog Retail	38,924,441	—	—	38,924,441

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LARGE CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Internet Software & Services	$37,611,672	$—	$—	$37,611,672
IT Services	46,052,736	—	—	46,052,736
Leisure Equipment & Products	1,275,225	—	—	1,275,225
Life Sciences Tools & Services	9,116,868	—	—	9,116,868
Machinery	20,489,976	—	—	20,489,976
Media	20,641,387	—	—	20,641,387
Metals & Mining	4,766,277	—	—	4,766,277
Mortgage Real Estate Investment Trust (REITs)	860,361	—	—	860,361
Multi-Utilities	10,330,632	—	—	10,330,632
Multiline Retail	5,292,050	—	—	5,292,050
Oil, Gas & Consumable Fuels	58,796,434	—	—	58,796,434
Personal Products	2,126,447	—	—	2,126,447
Pharmaceuticals	43,976,481	—	—	43,976,481
Professional Services	3,681,287	—	—	3,681,287
Real Estate Investment Trusts (REITs)	35,024,923	—	—	35,024,923
Real Estate Management & Development	1,549,751	—	—	1,549,751
Road & Rail	11,429,191	—	—	11,429,191
Semiconductors & Semiconductor Equipment	41,253,262	—	—	41,253,262
Software	65,768,620	—	—	65,768,620
Specialty Retail	25,106,395	—	—	25,106,395
Technology Hardware, Storage & Peripherals	46,944,463	—	—	46,944,463
Textiles, Apparel & Luxury Goods	7,657,120	—	—	7,657,120
Thrifts & Mortgage Finance	307,899	—	—	307,899
Tobacco	13,414,493	—	—	13,414,493
Trading Companies & Distributors	2,805,890	—	—	2,805,890
Transportation Infrastructure	157,248	—	—	157,248
Water Utilities	918,578	—	—	918,578
Wireless Telecommunication Services	869,942	—	—	869,942
Short-Term Investments	3,522,038	—	—	3,522,038

TOTAL INVESTMENTS	$1,109,569,781	$—	$—	$1,109,569,781

LIABILITIES:
Futures Contracts	(10,660)	—	—	(10,660)

TOTAL OTHER FINANCIAL INSTRUMENTS	$(10,660)	$—	$—	$(10,660)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Corp.	2,488	$223,248	$1,670,447	$58,773	$29,285	$(19,501)	18,497	$1,844,706	$12,750	$—

State Street Institutional U.S. Government Money Market Fund, Class G Shares	296,308	296,308	16,343,538	15,961,411	—	—	678,435	678,435	5,616	—

State Street Navigator Securities Lending Government Money Market Portfolio	245,172	245,172	10,374,443	7,776,012	—	—	2,843,603	2,843,603	8,288	—

Total		$764,728	$28,388,428	$23,796,196	$29,285	$(19,501)		$5,366,744	$26,654	$—

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
AAR Corp.	7,312	$322,532
Aerojet Rocketdyne Holdings, Inc. (a)	17,281	483,350
Aerovironment, Inc. (a) (b)	4,951	225,320
Axon Enterprise, Inc. (a)	12,036	473,135
Cubic Corp.	5,793	368,435
Curtiss-Wright Corp.	10,069	1,360,020
Engility Holdings, Inc. (a)	3,341	81,521
Esterline Technologies Corp. (a)	5,975	437,071
KLX, Inc. (a)	11,763	835,879
Mercury Systems, Inc. (a)	10,938	528,524
Moog, Inc. Class A (a)	7,364	606,867
National Presto Industries, Inc. (b)	956	89,625
Orbital ATK, Inc.	13,180	1,747,800
Teledyne Technologies, Inc. (a)	8,130	1,521,692
Triumph Group, Inc. (b)	11,341	285,793

		9,367,564

AIR FREIGHT & LOGISTICS — 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	5,788	349,885
Echo Global Logistics, Inc. (a)	5,425	149,730
Forward Air Corp.	6,847	361,932
Hub Group, Inc. Class A (a)	7,671	321,031

		1,182,578

AIRLINES — 0.5%
Allegiant Travel Co. (b)	2,832	488,662
Hawaiian Holdings, Inc.	12,133	469,547
JetBlue Airways Corp. (a)	73,328	1,490,025
SkyWest, Inc.	11,846	644,422

		3,092,656

AUTO COMPONENTS — 1.1%
American Axle & Manufacturing
Holdings, Inc. (a)	22,580	343,668
Cooper Tire & Rubber Co. (b)	11,842	346,971
Cooper-Standard Holdings, Inc. (a)	3,782	464,467
Dana, Inc.	33,303	857,885
Delphi Technologies PLC	20,429	973,442
Dorman Products, Inc. (a)	6,875	455,194
Fox Factory Holding Corp. (a)	8,678	302,862
Gentex Corp.	63,535	1,462,576
Gentherm, Inc. (a)	8,317	282,362
LCI Industries	5,739	597,717
Motorcar Parts of America, Inc. (a)	4,193	89,856
Standard Motor Products, Inc.	4,593	218,489
Superior Industries International, Inc.	5,128	68,202

		6,463,691

AUTOMOBILES — 0.3%
Thor Industries, Inc.	11,154	1,284,606
Winnebago Industries, Inc.	6,593	247,897

		1,532,503

BANKS — 8.2%
Ameris Bancorp	8,982	475,148
Associated Banc-Corp.	39,589	983,787

Security Description	Shares	Value

Banc of California, Inc. (b)	9,677	$186,766
BancorpSouth Bank	19,308	613,994
Bank of Hawaii Corp.	9,755	810,640
Bank of the Ozarks, Inc.	27,723	1,338,189
Banner Corp.	7,563	419,671
Boston Private Financial Holdings, Inc.	19,139	288,042
Brookline Bancorp, Inc.	17,377	281,507
Canadian Imperial Bank of Commerce	1	88
Cathay General Bancorp	17,295	691,454
Central Pacific Financial Corp.	5,868	167,003
Chemical Financial Corp.	16,384	895,877
City Holding Co.	3,500	239,960
Columbia Banking System, Inc.	16,604	696,538
Commerce Bancshares, Inc.	21,513	1,288,844
Community Bank System, Inc.	11,574	619,903
Cullen/Frost Bankers, Inc.	13,200	1,400,124
Customers Bancorp, Inc. (a)	7,238	210,988
CVB Financial Corp.	23,289	527,263
East West Bancorp, Inc.	32,829	2,053,126
Fidelity Southern Corp.	4,778	110,228
First BanCorp (a)	42,102	253,454
First Commonwealth Financial Corp.	22,529	318,335
First Financial Bancorp	22,195	651,423
First Financial Bankshares, Inc. (b)	15,742	728,855
First Horizon National Corp.	75,423	1,420,215
First Midwest Bancorp, Inc.	23,417	575,824
FNB Corp.	74,037	995,798
Fulton Financial Corp.	39,794	706,344
Glacier Bancorp, Inc.	18,525	710,990
Great Western Bancorp, Inc.	13,494	543,403
Green Bancorp, Inc. (a)	4,280	95,230
Hancock Holding Co.	19,404	1,003,187
Hanmi Financial Corp.	7,256	223,122
Home BancShares, Inc.	36,184	825,357
Hope Bancorp, Inc.	29,624	538,861
Independent Bank Corp.	6,293	450,264
International Bancshares Corp.	12,363	480,921
LegacyTexas Financial Group, Inc.	9,620	411,928
MB Financial, Inc.	19,226	778,268
National Bank Holdings Corp. Class A	6,091	202,526
NBT Bancorp, Inc.	9,957	353,274
OFG Bancorp	9,901	103,465
Old National Bancorp	30,537	516,075
Opus Bank	4,032	112,896
Pacific Premier Bancorp, Inc. (a)	8,907	358,061
PacWest Bancorp	29,051	1,438,896
Pinnacle Financial Partners, Inc.	16,818	1,079,716
Prosperity Bancshares, Inc.	15,935	1,157,359
S&T Bancorp, Inc.	8,025	320,519
Seacoast Banking Corp. of Florida (a)	11,265	298,185
ServisFirst Bancshares, Inc. (b)	10,208	416,691
Signature Bank (a)	12,142	1,723,557
Simmons First National Corp. Class A	17,916	509,710

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Southside Bancshares, Inc.	6,253	$217,229
Sterling Bancorp	51,572	1,162,949
Synovus Financial Corp.	27,408	1,368,756
TCF Financial Corp.	39,432	899,444
Texas Capital Bancshares, Inc. (a)	11,354	1,020,725
Tompkins Financial Corp.	2,819	213,567
Trustmark Corp.	15,632	487,093
UMB Financial Corp.	10,044	727,085
Umpqua Holdings Corp.	50,498	1,081,162
United Bankshares, Inc.	23,901	842,510
United Community Banks, Inc.	17,301	547,577
Valley National Bancorp	60,019	747,837
Webster Financial Corp.	20,981	1,162,347
Westamerica Bancorporation (b)	6,473	375,952
Wintrust Financial Corp.	12,796	1,101,096

		46,557,178

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a) (b)	1,990	376,210
Coca-Cola Bottling Co. Consolidated	1,084	187,174
MGP Ingredients, Inc.	2,848	255,152

		818,536

BIOTECHNOLOGY — 0.9%
Acorda Therapeutics, Inc. (a)	10,703	253,126
AMAG Pharmaceuticals, Inc. (a) (b)	6,314	127,227
Cytokinetics, Inc. (a)	11,239	80,921
Eagle Pharmaceuticals, Inc. (a) (b)	1,553	81,827
Emergent BioSolutions, Inc. (a)	7,944	418,252
Enanta Pharmaceuticals, Inc. (a)	3,280	265,385
Ligand Pharmaceuticals, Inc. (a) (b)	4,865	803,503
MiMedx Group, Inc. (a) (b)	20,892	145,617
Momenta Pharmaceuticals, Inc. (a)	17,686	321,001
Myriad Genetics, Inc. (a) (b)	15,898	469,786
Progenics Pharmaceuticals, Inc. (a) (b)	15,861	118,323
Repligen Corp. (a)	8,696	314,621
Spectrum Pharmaceuticals, Inc. (a)	20,740	333,707
United Therapeutics Corp. (a)	9,889	1,111,128

		4,844,424

BUILDING PRODUCTS — 1.0%
AAON, Inc.	9,132	356,148
American Woodmark Corp. (a)	3,288	323,703
Apogee Enterprises, Inc.	6,562	284,463
Gibraltar Industries, Inc. (a)	7,215	244,228
Griffon Corp.	6,001	109,518
Insteel Industries, Inc.	4,070	112,454
Lennox International, Inc.	8,392	1,715,073
Patrick Industries, Inc. (a)	5,541	342,711
PGT Innovations, Inc. (a)	10,411	194,165
Quanex Building Products Corp.	7,002	121,835
Simpson Manufacturing Co., Inc.	9,664	556,550
Trex Co., Inc. (a)	6,686	727,236
Universal Forest Products, Inc.	14,110	457,869

		5,545,953

CAPITAL MARKETS — 3.2%
Donnelley Financial Solutions, Inc. (a)	6,709	115,194

Security Description	Shares	Value

Eaton Vance Corp.	27,728	$1,543,618
Evercore, Inc. Class A	9,581	835,463
FactSet Research Systems, Inc. (b)	8,802	1,755,295
Federated Investors, Inc. Class B (b)	21,581	720,805
Financial Engines, Inc.	14,616	511,560
Greenhill & Co., Inc. (b)	5,782	106,967
Interactive Brokers Group, Inc. Class A	16,331	1,098,096
INTL. FCStone, Inc. (a)	3,442	146,905
Investment Technology Group, Inc.	7,441	146,885
Janus Henderson Group PLC	41,330	1,367,610
Legg Mason, Inc.	19,411	789,057
MarketAxess Holdings, Inc.	8,527	1,854,111
MSCI, Inc.	20,470	3,059,651
Piper Jaffray Cos	3,249	269,830
SEI Investments Co.	29,701	2,224,902
Stifel Financial Corp.	16,647	986,002
Virtus Investment Partners, Inc.	1,459	180,624
Waddell & Reed Financial, Inc. Class A (b)	18,978	383,545
WisdomTree Investments, Inc.	26,196	240,217

		18,336,337

CHEMICALS — 2.8%
A Schulman, Inc.	6,790	291,970
AdvanSix, Inc. (a)	6,917	240,573
American Vanguard Corp.	5,823	117,625
Ashland Global Holdings, Inc.	14,225	992,763
Balchem Corp.	7,286	595,631
Cabot Corp.	14,097	785,485
Chemours Co.	41,500	2,021,465
Flotek Industries, Inc. (a)	12,849	78,379
FutureFuel Corp.	5,567	66,748
Hawkins, Inc.	2,063	72,514
HB Fuller Co.	11,488	571,298
Ingevity Corp. (a)	9,692	714,203
Innophos Holdings, Inc.	4,053	162,971
Innospec, Inc.	5,507	377,780
Koppers Holdings, Inc. (a)	4,306	176,977
Kraton Corp. (a)	7,263	346,518
LSB Industries, Inc. (a)	4,509	27,640
Minerals Technologies, Inc.	8,098	542,161
NewMarket Corp.	2,097	842,323
Olin Corp.	37,961	1,153,635
PolyOne Corp.	18,523	787,598
Quaker Chemical Corp.	3,079	456,092
Rayonier Advanced Materials, Inc.	11,949	256,545
RPM International, Inc.	30,538	1,455,746
Scotts Miracle-Gro Co. (b)	9,058	776,724
Sensient Technologies Corp.	9,959	702,906
Stepan Co.	4,474	372,147
Tredegar Corp.	4,800	86,160
Valvoline, Inc.	46,413	1,027,120

		16,099,697

COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	14,962	500,928
Brady Corp. Class A	11,059	410,842

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Brink’s Co.	11,609	$828,302
Clean Harbors, Inc. (a)	11,874	579,570
Copart, Inc. (a)	45,780	2,331,575
Deluxe Corp.	11,050	817,811
Essendant, Inc.	8,523	66,479
Healthcare Services Group, Inc.	16,700	726,116
Herman Miller, Inc.	13,732	438,737
HNI Corp.	10,028	361,911
Interface, Inc.	13,911	350,557
LSC Communications, Inc.	7,919	138,187
Matthews International Corp. Class A	7,328	370,797
Mobile Mini, Inc.	10,173	442,526
MSA Safety, Inc.	7,777	647,357
Multi-Color Corp.	3,140	207,397
Pitney Bowes, Inc.	42,464	462,433
Rollins, Inc.	21,700	1,107,351
RR Donnelley & Sons Co.	14,017	122,368
Team, Inc. (a) (b)	6,795	93,431
Tetra Tech, Inc.	12,778	625,483
UniFirst Corp.	3,572	577,414
US Ecology, Inc.	5,101	271,883
Viad Corp.	4,588	240,641

		12,720,096

COMMUNICATIONS EQUIPMENT — 1.4%
ADTRAN, Inc.	10,798	167,909
Applied Optoelectronics, Inc. (a) (b)	4,371	109,537
ARRIS International PLC (a)	40,380	1,072,897
CalAmp Corp. (a)	7,974	182,445
Ciena Corp. (a)	32,808	849,727
Comtech Telecommunications Corp.	5,238	156,564
Digi International, Inc. (a)	5,913	60,904
Extreme Networks, Inc. (a)	27,639	305,964
Finisar Corp. (a) (b)	26,031	411,550
Harmonic, Inc. (a)	17,939	68,168
InterDigital, Inc.	7,959	585,782
Lumentum Holdings, Inc. (a) (b)	14,191	905,386
NETGEAR, Inc. (a)	7,283	416,588
NetScout Systems, Inc. (a)	20,037	527,975
Oclaro, Inc. (a)	38,520	368,251
Plantronics, Inc.	7,621	460,080
ViaSat, Inc. (a) (b)	12,768	839,113
Viavi Solutions, Inc. (a)	51,802	503,515

		7,992,355

CONSTRUCTION & ENGINEERING — 1.0%
AECOM (a)	36,813	1,311,647
Aegion Corp. (a)	6,736	154,322
Comfort Systems USA, Inc.	8,440	348,150
Dycom Industries, Inc. (a)	7,107	764,926
EMCOR Group, Inc.	13,517	1,053,380
Granite Construction, Inc.	9,081	507,265
KBR, Inc.	32,199	521,302
MYR Group, Inc. (a)	3,735	115,113
Orion Group Holdings, Inc. (a)	6,363	41,932
Valmont Industries, Inc.	5,205	761,491

		5,579,528

Security Description	Shares	Value

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	11,116	$1,145,504
US Concrete, Inc. (a) (b)	3,618	218,527

		1,364,031

CONSUMER FINANCE — 0.7%
Encore Capital Group, Inc. (a) (b)	5,395	243,854
Enova International, Inc. (a)	7,437	163,986
EZCORP, Inc. Class A (a)	11,424	150,797
FirstCash, Inc.	10,810	878,313
Green Dot Corp. Class A (a)	10,459	671,049
PRA Group, Inc. (a)	10,394	394,972
SLM Corp. (a)	98,869	1,108,321
World Acceptance Corp. (a)	1,360	143,208

		3,754,500

CONTAINERS & PACKAGING — 0.9%
AptarGroup, Inc.	14,223	1,277,652
Bemis Co., Inc.	20,854	907,566
Greif, Inc. Class A	5,949	310,835
Myers Industries, Inc.	4,899	103,614
Owens-Illinois, Inc. (a)	37,426	810,647
Silgan Holdings, Inc.	16,917	471,138
Sonoco Products Co.	22,791	1,105,364

		4,986,816

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	10,464	222,465
Pool Corp.	9,230	1,349,610

		1,572,075

DIVERSIFIED CONSUMER SERVICES — 0.8%
Adtalem Global Education, Inc. (a)	13,903	661,088
American Public Education, Inc. (a)	3,072	132,096
Capella Education Co.	2,747	239,950
Career Education Corp. (a)	14,799	194,459
Graham Holdings Co. Class B	1,141	687,167
Regis Corp. (a)	7,907	119,633
Service Corp. International	42,746	1,613,234
Sotheby’s (a)	8,510	436,648
Strayer Education, Inc.	2,469	249,493

		4,333,768

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
ATN International, Inc.	2,454	146,307
Cincinnati Bell, Inc. (a)	9,527	131,949
Cogent Communications Holdings, Inc.	9,374	406,832
Consolidated Communications Holdings, Inc. (b)	14,610	160,126
Frontier Communications Corp. (b)	17,718	131,467
Iridium Communications, Inc. (a) (b)	18,891	212,524
Vonage Holdings Corp. (a)	47,505	505,928

		1,695,133

ELECTRIC UTILITIES — 1.5%
ALLETE, Inc.	11,637	840,773
El Paso Electric Co.	9,220	470,220
Great Plains Energy, Inc.	49,299	1,567,215

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Hawaiian Electric Industries, Inc.	24,762	$851,318
IDACORP, Inc.	11,540	1,018,636
OGE Energy Corp.	45,530	1,492,018
PNM Resources, Inc.	18,143	693,970
Westar Energy, Inc.	32,594	1,714,118

		8,648,268

ELECTRICAL EQUIPMENT — 0.7%
AZZ, Inc.	5,915	258,485
Encore Wire Corp.	4,838	274,315
EnerSys	9,648	669,282
General Cable Corp. (b)	11,385	336,996
Hubbell, Inc.	12,504	1,522,737
Powell Industries, Inc.	1,419	38,086
Regal Beloit Corp.	10,077	739,148
Vicor Corp. (a)	3,054	87,192

		3,926,241

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.5%
Anixter International, Inc. (a)	6,567	497,450
Arrow Electronics, Inc. (a)	20,104	1,548,410
Avnet, Inc.	27,845	1,162,807
Badger Meter, Inc.	6,642	313,170
Bel Fuse, Inc. Class B	2,051	38,764
Belden, Inc.	9,673	666,857
Benchmark Electronics, Inc.	11,335	338,350
Cognex Corp.	38,951	2,025,062
Coherent, Inc. (a)	5,734	1,074,552
Control4 Corp. (a)	4,405	94,619
CTS Corp.	7,402	201,334
Daktronics, Inc.	8,788	77,422
Electro Scientific Industries, Inc. (a)	6,863	132,662
ePlus, Inc. (a)	3,287	255,400
Fabrinet (a)	8,564	268,738
FARO Technologies, Inc. (a)	3,765	219,876
II-VI, Inc. (a)	12,677	518,489
Insight Enterprises, Inc. (a)	8,107	283,178
Itron, Inc. (a)	7,791	557,446
Jabil, Inc.	40,260	1,156,670
KEMET Corp. (a)	11,194	202,947
Keysight Technologies, Inc. (a)	42,497	2,226,418
Knowles Corp. (a)	20,420	257,088
Littelfuse, Inc.	5,724	1,191,622
Methode Electronics, Inc.	8,345	326,290
MTS Systems Corp.	3,721	192,190
National Instruments Corp.	24,576	1,242,808
OSI Systems, Inc. (a)	4,064	265,257
Park Electrochemical Corp.	4,232	71,267
Plexus Corp. (a)	7,654	457,173
Rogers Corp. (a)	4,226	505,176
Sanmina Corp. (a)	16,572	433,358
ScanSource, Inc. (a)	5,263	187,100
SYNNEX Corp.	6,682	791,149
Tech Data Corp. (a)	7,927	674,826
Trimble, Inc. (a)	56,385	2,023,094
TTM Technologies, Inc. (a)	21,059	321,992
VeriFone Systems, Inc. (a)	25,496	392,128
Vishay Intertechnology, Inc. (b)	30,306	563,692

Security Description	Shares	Value

Zebra Technologies Corp. Class A (a)	12,143	$1,690,184

		25,447,015

ENERGY EQUIPMENT & SERVICES — 1.5%
Archrock, Inc.	14,352	125,580
Bristow Group, Inc. (b)	7,329	95,277
CARBO Ceramics, Inc. (a) (b)	4,647	33,691
Core Laboratories NV (b)	10,099	1,092,914
Diamond Offshore Drilling, Inc. (a) (b)	14,504	212,629
Dril-Quip, Inc. (a)	8,624	386,355
Ensco PLC Class A (b)	99,415	436,432
Era Group, Inc. (a)	4,461	41,710
Exterran Corp. (a)	7,229	193,014
Geospace Technologies Corp. (a)	3,055	30,153
Gulf Island Fabrication, Inc.	3,051	21,662
Helix Energy Solutions Group, Inc. (a)	31,495	182,356
Matrix Service Co. (a)	5,937	81,337
McDermott International, Inc. (a) (b)	64,413	392,275
Nabors Industries, Ltd. (b)	73,096	510,941
Newpark Resources, Inc. (a)	19,843	160,728
Noble Corp. PLC (a) (b)	55,460	205,757
Oceaneering International, Inc.	22,309	413,609
Oil States International, Inc. (a)	13,767	360,695
Patterson-UTI Energy, Inc.	51,017	893,308
Pioneer Energy Services Corp. (a)	17,573	47,447
Rowan Cos. PLC Class A (a)	25,796	297,686
SEACOR Holdings, Inc. (a)	3,758	192,034
Superior Energy Services, Inc. (a)	34,948	294,612
TETRA Technologies, Inc. (a)	26,234	98,377
Transocean, Ltd. (a) (b)	101,162	1,001,504
Unit Corp. (a)	12,107	239,234
US Silica Holdings, Inc. (b)	18,458	471,048

		8,512,365

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.4%
Alexander & Baldwin, Inc.	15,302	353,935
Armada Hoffler Properties, Inc. REIT	10,242	140,213
CareTrust REIT, Inc.	17,657	236,604
Chatham Lodging Trust REIT	10,414	199,428
Community Healthcare Trust, Inc. REIT (b)	3,896	100,283
CoreCivic, Inc. REIT	26,941	525,888
CoreSite Realty Corp. REIT	7,869	788,946
CyrusOne, Inc. REIT	22,278	1,140,856
EPR Properties REIT	15,095	836,263
Four Corners Property Trust, Inc. REIT	13,783	318,249
GEO Group, Inc. REIT	28,200	577,254
Getty Realty Corp. REIT	7,328	184,812
Global Net Lease, Inc. REIT (b)	15,466	261,066
Government Properties Income Trust REIT (b)	22,875	312,473
Lamar Advertising Co. Class A REIT	19,160	1,219,726
Lexington Realty Trust REIT	49,438	389,077
Medical Properties Trust, Inc. REIT	83,392	1,084,096

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

National Retail Properties, Inc. REIT	35,584	$1,397,028
Omega Healthcare Investors, Inc. REIT (b)	45,193	1,222,019
PotlatchDeltic Corp. REIT	13,666	711,315
Sabra Health Care REIT, Inc.	40,920	722,238
Uniti Group, Inc. REIT (a) (b)	37,939	616,509
Urstadt Biddle Properties, Inc. Class A REIT	6,780	130,854
Whitestone REIT (b)	8,679	90,175

		13,559,307

FOOD & STAPLES RETAILING — 0.5%
Andersons, Inc.	5,913	195,720
Casey’s General Stores, Inc.	8,675	952,255
SpartanNash Co.	7,214	124,153
Sprouts Farmers Market, Inc. (a)	28,354	665,468
SUPERVALU, Inc. (a) (b)	8,716	132,745
United Natural Foods, Inc. (a)	11,693	502,097

		2,572,438

FOOD PRODUCTS — 1.9%
B&G Foods, Inc. (b)	15,135	358,699
Calavo Growers, Inc. (b)	3,605	332,381
Cal-Maine Foods, Inc. (a)	6,819	297,990
Darling Ingredients, Inc. (a)	37,550	649,615
Dean Foods Co.	20,677	178,236
Flowers Foods, Inc.	42,270	924,022
Hain Celestial Group, Inc. (a) (b)	23,740	761,342
Ingredion, Inc.	16,431	2,118,284
J&J Snack Foods Corp.	3,467	473,454
John B Sanfilippo & Son, Inc.	1,471	85,127
Lamb Weston Holdings, Inc.	32,685	1,902,921
Lancaster Colony Corp.	4,459	549,081
Post Holdings, Inc. (a)	15,101	1,144,052
Sanderson Farms, Inc. (b)	4,610	548,682
Seneca Foods Corp. Class A (a)	1,427	39,528
Tootsie Roll Industries, Inc. (b)	4,410	129,898
TreeHouse Foods, Inc. (a)	13,024	498,428

		10,991,740

GAS UTILITIES — 1.7%
Atmos Energy Corp.	25,085	2,113,160
National Fuel Gas Co.	19,670	1,012,022
New Jersey Resources Corp.	20,380	817,238
Northwest Natural Gas Co.	6,521	375,936
ONE Gas, Inc.	12,015	793,230
South Jersey Industries, Inc. (b)	18,043	508,091
Southwest Gas Holdings, Inc.	10,996	743,659
Spire, Inc.	11,017	796,529
UGI Corp.	39,805	1,768,138
WGL Holdings, Inc.	11,769	984,477

		9,912,480

HEALTH CARE EQUIPMENT & SUPPLIES — 4.0%
Abaxis, Inc.	5,219	368,566
ABIOMED, Inc. (a)	9,536	2,774,881
Analogic Corp.	2,863	274,562
AngioDynamics, Inc. (a)	8,179	141,088
Anika Therapeutics, Inc. (a)	2,981	148,215

Security Description	Shares	Value

Cantel Medical Corp.	8,190	$912,448
CONMED Corp.	5,616	355,661
CryoLife, Inc. (a)	7,492	150,215
Cutera, Inc. (a)	3,091	155,323
Globus Medical, Inc. Class A (a)	16,610	827,510
Haemonetics Corp. (a)	12,382	905,867
Halyard Health, Inc. (a)	10,656	491,028
Heska Corp. (a)	1,410	111,489
Hill-Rom Holdings, Inc.	15,049	1,309,263
ICU Medical, Inc. (a)	3,473	876,585
Inogen, Inc. (a)	3,957	486,078
Integer Holdings Corp. (a)	6,539	369,780
Integra LifeSciences Holdings Corp. (a) (b)	14,595	807,687
Invacare Corp. (b)	7,288	126,811
Lantheus Holdings, Inc. (a)	6,651	105,751
LeMaitre Vascular, Inc.	3,285	119,015
LivaNova PLC (a)	9,908	876,858
Masimo Corp. (a)	10,931	961,381
Meridian Bioscience, Inc.	9,503	134,943
Merit Medical Systems, Inc. (a)	11,443	518,940
Natus Medical, Inc. (a)	8,057	271,118
Neogen Corp. (a)	11,677	782,242
NuVasive, Inc. (a)	11,743	613,102
OraSure Technologies, Inc. (a)	14,066	237,575
Orthofix International NV (a)	4,137	243,173
STERIS PLC	19,273	1,799,327
Surmodics, Inc. (a)	2,537	96,533
Tactile Systems Technology, Inc. (a) (b)	3,216	102,269
Teleflex, Inc.	10,106	2,576,828
Varex Imaging Corp. (a)	8,474	303,200
West Pharmaceutical Services, Inc.	16,954	1,496,869

		22,832,181

HEALTH CARE PROVIDERS & SERVICES — 2.4%
Acadia Healthcare Co., Inc. (a) (b)	18,649	730,668
Aceto Corp.	6,857	52,113
Almost Family, Inc. (a)	2,758	154,448
Amedisys, Inc. (a)	6,522	393,537
AMN Healthcare Services, Inc. (a)	10,863	616,475
BioTelemetry, Inc. (a)	6,987	216,946
Chemed Corp.	3,695	1,008,218
Community Health Systems, Inc. (a) (b)	22,162	87,762
CorVel Corp. (a)	2,141	108,228
Cross Country Healthcare, Inc. (a)	7,912	87,902
Diplomat Pharmacy, Inc. (a)	11,056	222,778
Encompass Health Corp.	22,666	1,295,815
Ensign Group, Inc.	11,113	292,272
HealthEquity, Inc. (a)	11,764	712,193
Kindred Healthcare, Inc.	19,729	180,520
LHC Group, Inc. (a)	3,673	226,110
LifePoint Health, Inc. (a)	8,951	420,697
Magellan Health, Inc. (a)	5,682	608,542
MEDNAX, Inc. (a)	21,468	1,194,265
Molina Healthcare, Inc. (a) (b)	10,673	866,434
Owens & Minor, Inc.	13,859	215,507

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Patterson Cos., Inc.	19,324	$429,573
Providence Service Corp. (a)	2,258	156,118
Quorum Health Corp. (a)	3,988	32,622
Select Medical Holdings Corp. (a)	24,300	419,175
Tenet Healthcare Corp. (a) (b)	18,280	443,290
Tivity Health, Inc. (a)	7,859	311,609
US Physical Therapy, Inc.	3,085	250,811
WellCare Health Plans, Inc. (a)	10,117	1,958,955

		13,693,583

HEALTH CARE TECHNOLOGY — 0.4%
Allscripts Healthcare Solutions, Inc. (a)	41,030	506,720
Computer Programs & Systems, Inc.	2,366	69,087
HealthStream, Inc.	5,124	127,229
HMS Holdings Corp. (a)	19,108	321,779
Medidata Solutions, Inc. (a)	13,796	866,527
Omnicell, Inc. (a)	9,213	399,844
Quality Systems, Inc. (a)	10,711	146,205
Tabula Rasa HealthCare, Inc. (a)	3,000	116,400

		2,553,791

HOTELS, RESTAURANTS & LEISURE — 2.7%
Belmond, Ltd. Class A (a)	19,285	215,028
Biglari Holdings, Inc. (a)	218	89,033
BJ’s Restaurants, Inc.	3,366	151,133
Boyd Gaming Corp. (b)	18,699	595,750
Brinker International, Inc. (b)	10,641	384,140
Cheesecake Factory, Inc. (b)	9,658	465,709
Churchill Downs, Inc.	2,634	642,828
Chuy’s Holdings, Inc. (a)	3,225	84,495
Cracker Barrel Old Country Store, Inc. (b)	5,447	867,162
Dave & Buster’s Entertainment, Inc. (a)	9,472	395,361
Dine Brands Global, Inc. (b)	4,088	268,091
Domino’s Pizza, Inc.	9,934	2,320,185
Dunkin’ Brands Group, Inc. (b)	18,694	1,115,845
El Pollo Loco Holdings, Inc. (a)	4,774	45,353
Fiesta Restaurant Group, Inc. (a) (b)	6,149	113,757
ILG, Inc.	24,208	753,111
International Speedway Corp. Class A	5,657	249,474
Jack in the Box, Inc.	6,700	571,711
Marcus Corp.	3,840	116,544
Marriott Vacations Worldwide Corp.	5,423	722,344
Monarch Casino & Resort, Inc. (a)	1,927	81,493
Papa John’s International, Inc.	5,521	316,353
Penn National Gaming, Inc. (a)	20,118	528,299
Red Robin Gourmet Burgers, Inc. (a)	2,876	166,808
Ruth’s Hospitality Group, Inc.	5,898	144,206
Scientific Games Corp. Class A (a)	12,139	504,982
Shake Shack, Inc. Class A (a) (b)	4,746	197,576
Six Flags Entertainment Corp.	17,878	1,113,084
Sonic Corp. (b)	8,109	204,590
Texas Roadhouse, Inc.	15,028	868,318
Wendy’s Co.	41,444	727,342
Wingstop, Inc.	6,548	309,262

		15,329,367

Security Description	Shares	Value

HOUSEHOLD DURABLES — 1.7%
Cavco Industries, Inc. (a)	1,932	$335,685
Ethan Allen Interiors, Inc.	5,081	116,609
Helen of Troy, Ltd. (a)	6,223	541,401
Installed Building Products, Inc. (a)	4,805	288,540
iRobot Corp. (a) (b)	6,468	415,181
KB Home	19,326	549,825
La-Z-Boy, Inc.	11,004	329,570
LGI Homes, Inc. (a) (b)	4,308	304,015
M/I Homes, Inc. (a)	5,855	186,482
MDC Holdings, Inc.	10,370	289,530
Meritage Homes Corp. (a)	8,683	392,906
NVR, Inc. (a)	770	2,156,000
Tempur Sealy International, Inc. (a) (b)	10,616	480,799
Toll Brothers, Inc.	33,086	1,430,969
TopBuild Corp. (a)	8,145	623,255
TRI Pointe Group, Inc. (a)	34,548	567,624
Tupperware Brands Corp.	12,145	587,575
Universal Electronics, Inc. (a)	3,215	167,341
William Lyon Homes Class A (a)	6,421	176,513

		9,939,820

HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (a)	1,655	71,165
Central Garden & Pet Co. Class A (a)	8,054	319,019
Energizer Holdings, Inc. (b)	13,987	833,345
WD-40 Co. (b)	3,244	427,235

		1,650,764

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	14,136	1,475,940
Raven Industries, Inc.	8,183	286,814

		1,762,754

INSURANCE — 4.2%
Alleghany Corp.	3,495	2,147,468
American Equity Investment Life Holding Co.	21,068	618,556
American Financial Group, Inc.	15,653	1,756,580
AMERISAFE, Inc.	4,462	246,526
Aspen Insurance Holdings, Ltd.	13,578	608,973
Brown & Brown, Inc.	52,892	1,345,572
CNO Financial Group, Inc.	38,428	832,735
eHealth, Inc. (a)	2,670	38,208
Employers Holdings, Inc.	7,362	297,793
First American Financial Corp.	25,356	1,487,890
Genworth Financial, Inc. Class A (a)	113,219	320,410
Hanover Insurance Group, Inc.	9,714	1,145,183
HCI Group, Inc.	1,338	51,058
Horace Mann Educators Corp.	9,276	396,549
Infinity Property & Casualty Corp.	2,534	300,026
James River Group Holdings, Ltd.	5,682	201,541
Kemper Corp.	11,279	642,903
Maiden Holdings, Ltd.	11,170	72,605
Mercury General Corp.	8,393	384,987
Navigators Group, Inc.	5,193	299,376
Old Republic International Corp.	57,904	1,242,041
Primerica, Inc.	10,094	975,080

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

ProAssurance Corp.	12,181	$591,388
Reinsurance Group of America, Inc.	14,514	2,235,156
RenaissanceRe Holdings, Ltd.	9,113	1,262,242
RLI Corp.	8,921	565,502
Safety Insurance Group, Inc.	3,497	268,744
Selective Insurance Group, Inc.	13,666	829,526
Stewart Information Services Corp.	5,364	235,694
Third Point Reinsurance, Ltd. (a)	19,840	276,768
United Fire Group, Inc.	4,886	233,844
United Insurance Holdings Corp.	4,336	82,991
Universal Insurance Holdings, Inc.	7,290	232,551
WR Berkley Corp.	21,417	1,557,016

		23,783,482

INTERNET & CATALOG RETAIL — 0.2%
FTD Cos., Inc. (a)	66	240
Nutrisystem, Inc.	6,749	181,886
PetMed Express, Inc. (b)	4,689	195,766
Shutterfly, Inc. (a)	7,364	598,325

		976,217

INTERNET SOFTWARE & SERVICES — 0.9%
Alarm.com Holdings, Inc. (a) (b)	5,602	211,419
Blucora, Inc. (a)	10,641	261,769
Cars.com, Inc. (a)	16,406	464,782
DHI Group, Inc. (a)	10,595	16,952
j2 Global, Inc.	11,397	899,451
Liquidity Services, Inc. (a)	5,765	37,473
LivePerson, Inc. (a)	11,334	185,311
LogMeIn, Inc.	12,035	1,390,644
NIC, Inc.	13,900	184,870
QuinStreet, Inc. (a)	6,978	89,109
Shutterstock, Inc. (a)	4,207	202,567
SPS Commerce, Inc. (a)	4,340	278,064
Stamps.com, Inc. (a)	3,717	747,303
XO Group, Inc. (a)	4,719	97,919

		5,067,633

IT SERVICES — 3.4%
Acxiom Corp. (a)	18,235	414,117
Broadridge Financial Solutions, Inc.	26,513	2,908,211
CACI International, Inc. Class A (a)	5,629	851,949
Cardtronics PLC Class A (a)	10,381	231,600
Convergys Corp.	21,305	481,919
CoreLogic, Inc. (a)	18,935	856,430
CSG Systems International, Inc.	7,683	347,963
DST Systems, Inc.	13,474	1,127,100
EVERTEC, Inc.	13,652	223,210
ExlService Holdings, Inc. (a)	7,829	436,623
Jack Henry & Associates, Inc.	17,531	2,120,374
Leidos Holdings, Inc.	31,942	2,089,007
ManTech International Corp. Class A	5,884	326,386
MAXIMUS, Inc.	14,914	995,360
Perficient, Inc. (a)	7,248	166,124
Sabre Corp.	51,426	1,103,088
Science Applications International Corp.	9,717	765,700
Sykes Enterprises, Inc. (a)	8,961	259,331
Teradata Corp. (a)	28,258	1,120,995

Security Description	Shares	Value

Travelport Worldwide, Ltd.	28,371	$463,582
TTEC Holdings, Inc.	3,209	98,516
Virtusa Corp. (a)	6,225	301,664
WEX, Inc. (a)	9,295	1,455,783

		19,145,032

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	20,053	1,190,948
Callaway Golf Co.	21,489	351,560
Nautilus, Inc. (a)	6,874	92,455
Polaris Industries, Inc.	13,517	1,547,967
Sturm Ruger & Co., Inc. (b)	3,839	201,548
Vista Outdoor, Inc. (a)	12,873	210,087

		3,594,565

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Bio-Rad Laboratories, Inc. Class A (a)	4,645	1,161,622
Bio-Techne Corp.	8,549	1,291,241
Cambrex Corp. (a)	7,418	387,961
Charles River Laboratories International, Inc. (a)	10,826	1,155,567
Luminex Corp.	9,294	195,825
Syneos Health, Inc. (a)	12,944	459,512

		4,651,728

MACHINERY — 5.3%
Actuant Corp. Class A	13,539	314,782
AGCO Corp.	15,080	977,938
Alamo Group, Inc.	2,226	244,637
Albany International Corp. Class A	6,587	413,005
Astec Industries, Inc.	4,330	238,929
Barnes Group, Inc.	11,279	675,499
Briggs & Stratton Corp.	9,018	193,075
Chart Industries, Inc. (a)	7,456	440,128
CIRCOR International, Inc.	3,390	144,617
Crane Co.	11,531	1,069,385
Donaldson Co., Inc.	29,670	1,336,634
EnPro Industries, Inc.	5,123	396,418
ESCO Technologies, Inc.	5,927	347,026
Federal Signal Corp.	13,634	300,221
Franklin Electric Co., Inc.	8,724	355,503
Graco, Inc.	39,123	1,788,704
Greenbrier Cos., Inc. (b)	6,583	330,796
Harsco Corp. (a)	18,230	376,450
Hillenbrand, Inc.	14,483	664,770
IDEX Corp.	17,182	2,448,607
ITT, Inc.	20,120	985,478
John Bean Technologies Corp.	7,245	821,583
Kennametal, Inc.	18,659	749,345
Lincoln Electric Holdings, Inc.	14,101	1,268,385
Lindsay Corp.	2,387	218,267
Lydall, Inc. (a)	3,825	184,556
Mueller Industries, Inc.	13,134	343,585
Nordson Corp.	11,543	1,573,773
Oshkosh Corp.	17,231	1,331,439
Proto Labs, Inc. (a)	5,827	684,964
SPX Corp. (a)	9,651	313,465
SPX FLOW, Inc. (a)	9,621	473,257

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Standex International Corp.	2,921	$278,517
Tennant Co.	4,135	279,940
Terex Corp.	17,430	652,056
Timken Co.	15,703	716,057
Titan International, Inc.	11,145	140,538
Toro Co.	24,694	1,542,140
Trinity Industries, Inc.	34,705	1,132,424
Wabash National Corp. (b)	13,562	282,225
Wabtec Corp. (b)	19,485	1,586,079
Watts Water Technologies, Inc. Class A	6,357	493,939
Woodward, Inc.	12,620	904,349

		30,013,485

MARINE — 0.2%
Kirby Corp. (a)	12,233	941,329
Matson, Inc.	9,743	279,040

		1,220,369

MEDIA — 1.3%
AMC Networks, Inc. Class A (a)	11,584	598,893
Cable One, Inc.	1,145	786,741
Cinemark Holdings, Inc. (b)	24,138	909,278
EW Scripps Co. Class A	11,196	134,240
Gannett Co., Inc.	25,736	256,845
John Wiley & Sons, Inc. Class A	10,289	655,409
Live Nation Entertainment, Inc. (a)	30,529	1,286,492
Meredith Corp.	9,055	487,159
New Media Investment Group, Inc.	11,178	191,591
New York Times Co. Class A	30,128	726,085
Scholastic Corp.	6,203	240,925
TEGNA, Inc.	48,966	557,723
World Wrestling Entertainment, Inc. Class A	9,210	331,652

		7,163,033

METALS & MINING — 1.9%
AK Steel Holding Corp. (a) (b)	71,338	323,161
Allegheny Technologies, Inc. (a)	28,754	680,895
Carpenter Technology Corp. (b)	10,657	470,187
Century Aluminum Co. (a)	11,419	188,870
Commercial Metals Co.	26,416	540,471
Compass Minerals International, Inc. (b)	7,686	463,466
Haynes International, Inc.	2,785	103,351
Kaiser Aluminum Corp.	3,889	392,400
Materion Corp.	4,986	254,535
Olympic Steel, Inc.	1,293	26,519
Reliance Steel & Aluminum Co.	16,702	1,432,030
Royal Gold, Inc.	14,945	1,283,327
Steel Dynamics, Inc.	53,690	2,374,172
SunCoke Energy, Inc. (a)	14,459	155,579
TimkenSteel Corp. (a)	8,752	132,943
United States Steel Corp.	40,061	1,409,747
Worthington Industries, Inc.	10,329	443,321

		10,674,974

Security Description	Shares	Value

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.3%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	25,083	$450,992
Capstead Mortgage Corp. REIT	18,083	156,418
Invesco Mortgage Capital, Inc. REIT (b)	25,294	414,316
New York Mortgage Trust, Inc. REIT (b)	22,616	134,113
PennyMac Mortgage Investment Trust REIT (b)	15,096	272,181

		1,428,020

MULTI-UTILITIES — 0.8%
Avista Corp.	15,303	784,279
Black Hills Corp. (b)	12,161	660,342
MDU Resources Group, Inc.	44,735	1,259,738
NorthWestern Corp.	11,639	626,178
Vectren Corp.	19,039	1,216,973

		4,547,510

MULTILINE RETAIL — 0.3%
Big Lots, Inc. (b)	9,809	426,986
Dillard’s, Inc. Class A (b)	4,788	384,668
Fred’s, Inc. Class A (b)	7,913	23,660
JC Penney Co., Inc. (a) (b)	70,353	212,466
Ollie’s Bargain Outlet Holdings, Inc. (a)	11,292	680,907

		1,728,687

OIL, GAS & CONSUMABLE FUELS — 2.5%
Callon Petroleum Co. (a) (b)	45,880	607,451
Carrizo Oil & Gas, Inc. (a) (b)	17,497	279,952
Chesapeake Energy Corp. (a) (b)	213,036	643,369
Cloud Peak Energy, Inc. (a)	12,212	35,537
CNX Resources Corp. (a)	47,434	731,907
CONSOL Energy, Inc. (a)	5,187	150,267
Denbury Resources, Inc. (a) (b)	90,109	246,899
Energen Corp. (a)	22,286	1,400,898
Green Plains, Inc. (b)	7,898	132,686
Gulfport Energy Corp. (a)	38,043	367,115
HighPoint Resources Corp. (a) (b)	22,680	115,214
HollyFrontier Corp.	39,738	1,941,599
Matador Resources Co. (a) (b)	23,003	688,020
Murphy Oil Corp. (b)	37,125	959,310
Par Pacific Holdings, Inc. (a)	4,795	82,330
PBF Energy, Inc. Class A	25,815	875,128
PDC Energy, Inc. (a)	15,028	736,823
QEP Resources, Inc. (a)	54,764	536,140
REX American Resources Corp. (a) (b)	978	71,198
Ring Energy, Inc. (a)	11,139	159,845
SM Energy Co.	23,466	423,092
Southwestern Energy Co. (a)	117,603	509,221
SRC Energy, Inc. (a)	55,135	519,923
World Fuel Services Corp.	15,267	374,805
WPX Energy, Inc. (a)	90,780	1,341,728

		13,930,457

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

PAPER & FOREST PRODUCTS — 0.6%
Boise Cascade Co.	8,878	$342,691
Clearwater Paper Corp. (a)	3,287	128,522
Domtar Corp.	14,256	606,450
KapStone Paper and Packaging Corp.	20,638	708,090
Louisiana-Pacific Corp.	33,245	956,458
Neenah, Inc.	3,827	300,037
PH Glatfelter Co.	9,163	188,116
Schweitzer-Mauduit International, Inc.	6,945	271,897

		3,502,261

PERSONAL PRODUCTS — 0.4%
Avon Products, Inc. (a)	99,646	282,995
Edgewell Personal Care Co. (a)	12,653	617,719
Inter Parfums, Inc.	3,820	180,113
Medifast, Inc.	2,375	221,944
Nu Skin Enterprises, Inc. Class A	11,338	835,724

		2,138,495

PHARMACEUTICALS — 0.9%
Akorn, Inc. (a)	21,336	399,196
Amphastar Pharmaceuticals, Inc. (a)	7,920	148,500
ANI Pharmaceuticals, Inc. (a)	2,003	116,615
Catalent, Inc. (a)	30,461	1,250,729
Corcept Therapeutics, Inc. (a) (b)	22,968	377,824
Depomed, Inc. (a)	14,026	92,431
Endo International PLC (a)	45,684	271,363
Impax Laboratories, Inc. (a)	16,845	327,635
Innoviva, Inc. (a)	17,240	287,391
Lannett Co., Inc. (a) (b)	5,897	94,647
Mallinckrodt PLC (a)	19,377	280,579
Medicines Co. (a) (b)	14,581	480,298
Phibro Animal Health Corp. Class A	4,371	173,529
Prestige Brands Holdings, Inc. (a)	12,249	413,036
Supernus Pharmaceuticals, Inc. (a)	12,224	559,859

		5,273,632

PROFESSIONAL SERVICES — 1.3%
ASGN, Inc. (a)	11,240	920,331
Dun & Bradstreet Corp.	8,476	991,692
Exponent, Inc.	5,935	466,788
Forrester Research, Inc.	2,153	89,242
FTI Consulting, Inc. (a)	8,576	415,164
Heidrick & Struggles International, Inc.	4,135	129,219
Insperity, Inc.	8,434	586,585
Kelly Services, Inc. Class A	6,824	198,169
Korn/Ferry International	13,019	671,650
ManpowerGroup, Inc.	15,032	1,730,183
Navigant Consulting, Inc. (a)	8,879	170,832
Resources Connection, Inc.	6,424	104,069
TrueBlue, Inc. (a)	9,324	241,491
WageWorks, Inc. (a)	9,036	408,427

		7,123,842

REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.0%
Acadia Realty Trust REIT	19,325	475,395
Agree Realty Corp. REIT	7,381	354,583

Security Description	Shares	Value

American Assets Trust, Inc. REIT	9,357	$312,617
American Campus Communities, Inc. REIT	31,264	1,207,416
ARMOUR Residential REIT, Inc. (b)	9,452	220,043
Camden Property Trust REIT	21,127	1,778,471
CBL & Associates Properties, Inc. REIT (b)	38,729	161,500
Cedar Realty Trust, Inc. REIT	17,591	69,309
Chesapeake Lodging Trust REIT	13,637	379,245
Corporate Office Properties Trust REIT	23,994	619,765
Cousins Properties, Inc. REIT	96,463	837,299
DCT Industrial Trust, Inc. REIT	21,355	1,203,141
DiamondRock Hospitality Co. REIT	45,469	474,696
Douglas Emmett, Inc. REIT	36,522	1,342,549
Easterly Government Properties, Inc. REIT (b)	9,936	202,694
EastGroup Properties, Inc. REIT	7,947	656,899
Education Realty Trust, Inc. REIT	17,240	564,610
First Industrial Realty Trust, Inc. REIT	27,558	805,520
Franklin Street Properties Corp. REIT	24,306	204,413
Healthcare Realty Trust, Inc. REIT	28,607	792,700
Hersha Hospitality Trust REIT (b)	6,905	123,599
Highwoods Properties, Inc. REIT	23,670	1,037,219
Hospitality Properties Trust REIT	37,503	950,326
Independence Realty Trust, Inc. REIT	18,682	171,501
JBG SMITH Properties REIT	21,304	718,158
Kilroy Realty Corp. REIT	22,506	1,597,026
Kite Realty Group Trust REIT	19,024	289,736
LaSalle Hotel Properties REIT	25,964	753,216
Liberty Property Trust REIT	33,605	1,335,127
Life Storage, Inc. REIT	10,626	887,483
LTC Properties, Inc. REIT	9,059	344,242
Mack-Cali Realty Corp. REIT	20,424	341,285
National Storage Affiliates Trust REIT	11,384	285,511
Pennsylvania Real Estate Investment Trust (b)	14,276	137,763
PS Business Parks, Inc. REIT	4,541	513,315
Quality Care Properties, Inc. REIT (a)	21,302	413,898
Ramco-Gershenson Properties Trust REIT	17,964	222,035
Rayonier, Inc. REIT	29,518	1,038,443
Retail Opportunity Investments Corp. REIT	26,631	470,570
Saul Centers, Inc. REIT	2,803	142,869
Senior Housing Properties Trust REIT	54,442	852,562
Summit Hotel Properties, Inc. REIT	23,709	322,679
Tanger Factory Outlet Centers, Inc. REIT (b)	21,725	477,950
Taubman Centers, Inc. REIT	13,987	796,000
Universal Health Realty Income Trust REIT	2,785	167,378
Urban Edge Properties REIT	24,083	514,172

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Washington Prime Group, Inc. REIT (b)	42,184	$281,367
Weingarten Realty Investors REIT	27,482	771,695

		28,619,990

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
HFF, Inc. Class A	8,422	418,573
Jones Lang LaSalle, Inc.	10,385	1,813,637
RE/MAX Holdings, Inc. Class A	4,073	246,213

		2,478,423

ROAD & RAIL — 1.5%
ArcBest Corp.	5,063	162,269
Avis Budget Group, Inc. (a) (b)	16,387	767,567
Genesee & Wyoming, Inc. Class A (a)	14,167	1,002,882
Heartland Express, Inc.	11,251	202,405
Knight-Swift Transportation Holdings, Inc.	28,900	1,329,689
Landstar System, Inc.	9,558	1,048,035
Marten Transport, Ltd.	8,992	205,018
Old Dominion Freight Line, Inc.	15,574	2,288,911
Roadrunner Transportation Systems, Inc. (a)	7,038	17,877
Ryder System, Inc.	12,047	876,901
Saia, Inc. (a)	5,801	435,945
Werner Enterprises, Inc.	10,220	373,030

		8,710,529

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Advanced Energy Industries, Inc. (a)	9,055	578,614
Axcelis Technologies, Inc. (a)	7,003	172,274
Brooks Automation, Inc.	15,904	430,680
Cabot Microelectronics Corp.	5,825	623,916
CEVA, Inc. (a)	4,570	165,434
Cirrus Logic, Inc. (a)	14,597	593,076
Cohu, Inc.	5,768	131,568
Cree, Inc. (a)	22,516	907,620
Cypress Semiconductor Corp.	81,931	1,389,550
Diodes, Inc. (a)	8,918	271,642
DSP Group, Inc. (a)	3,714	43,825
First Solar, Inc. (a)	18,621	1,321,719
FormFactor, Inc. (a)	16,720	228,228
Integrated Device Technology, Inc. (a)	30,405	929,177
Kopin Corp. (a) (b)	9,239	28,826
Kulicke & Soffa Industries, Inc. (a)	16,132	403,461
MaxLinear, Inc. (a)	14,042	319,456
Microsemi Corp. (a)	26,957	1,744,657
MKS Instruments, Inc.	12,426	1,437,067
Monolithic Power Systems, Inc.	8,988	1,040,541
Nanometrics, Inc. (a)	4,479	120,485
PDF Solutions, Inc. (a) (b)	4,830	56,318
Photronics, Inc. (a)	15,636	128,997
Power Integrations, Inc.	6,820	466,147
Rambus, Inc. (a)	24,983	335,522
Rudolph Technologies, Inc. (a)	6,612	183,152

Security Description	Shares	Value

Semtech Corp. (a)	15,196	$593,404
Silicon Laboratories, Inc. (a)	9,986	897,741
SolarEdge Technologies, Inc. (a)	8,374	440,472
Synaptics, Inc. (a) (b)	7,777	355,642
Teradyne, Inc.	43,863	2,004,978
Ultra Clean Holdings, Inc. (a)	7,956	153,153
Veeco Instruments, Inc. (a)	10,126	172,142
Versum Materials, Inc.	24,917	937,627
Xperi Corp.	11,174	236,330

		19,843,441

SOFTWARE — 2.9%
8x8, Inc. (a)	20,799	387,901
ACI Worldwide, Inc. (a)	27,095	642,693
Agilysys, Inc. (a)	3,416	40,719
Blackbaud, Inc.	10,994	1,119,299
Bottomline Technologies de, Inc. (a)	8,186	317,207
CDK Global, Inc.	28,756	1,821,405
CommVault Systems, Inc. (a)	9,940	568,568
Ebix, Inc. (b)	5,054	376,523
Fair Isaac Corp.	6,868	1,163,233
Fortinet, Inc. (a)	32,803	1,757,585
Manhattan Associates, Inc. (a)	15,849	663,756
MicroStrategy, Inc. Class A (a)	2,181	281,327
Monotype Imaging Holdings, Inc.	9,451	212,175
Progress Software Corp.	11,144	428,487
PTC, Inc. (a)	26,452	2,063,521
Qualys, Inc. (a)	7,365	535,804
Synchronoss Technologies, Inc. (a) (b)	9,876	104,192
TiVo Corp.	27,750	376,012
Tyler Technologies, Inc. (a) (b)	8,109	1,710,675
Ultimate Software Group, Inc. (a) (b)	6,737	1,641,807
VASCO Data Security International, Inc. (a)	4,764	61,694

		16,274,583

SPECIALTY RETAIL — 2.6%
Aaron’s, Inc.	14,270	664,982
Abercrombie & Fitch Co. Class A	16,481	399,005
American Eagle Outfitters, Inc.	38,668	770,653
Asbury Automotive Group, Inc. (a)	4,243	286,402
Ascena Retail Group, Inc. (a)	38,000	76,380
AutoNation, Inc. (a)	13,525	632,699
Barnes & Noble Education, Inc. (a)	8,401	57,883
Barnes & Noble, Inc.	12,541	62,078
Bed Bath & Beyond, Inc.	32,885	690,256
Big 5 Sporting Goods Corp. (b)	4,463	32,357
Buckle, Inc. (b)	6,331	140,232
Caleres, Inc.	9,765	328,104
Cato Corp. Class A	3,997	58,916
Chico’s FAS, Inc.	29,068	262,775
Children’s Place, Inc.	3,976	537,754
Dick’s Sporting Goods, Inc.	19,011	666,336
DSW, Inc. Class A (b)	16,275	365,536
Express, Inc. (a)	17,477	125,135
Finish Line, Inc. Class A (b)	9,066	122,754
Five Below, Inc. (a)	12,574	922,177
Francesca’s Holdings Corp. (a)	4,894	23,491

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

GameStop Corp. Class A (b)	23,029	$290,626
Genesco, Inc. (a)	4,075	165,445
Group 1 Automotive, Inc.	4,477	292,527
Guess?, Inc. (b)	13,577	281,587
Haverty Furniture Cos., Inc.	3,544	71,412
Hibbett Sports, Inc. (a) (b)	2,989	71,587
Kirkland’s, Inc. (a)	3,481	33,731
Lithia Motors, Inc. Class A (b)	5,526	555,474
Lumber Liquidators Holdings, Inc. (a) (b)	5,859	140,147
MarineMax, Inc. (a)	3,667	71,323
Michaels Cos., Inc. (a)	25,400	500,634
Monro, Inc. (b)	7,569	405,698
Murphy USA, Inc. (a)	7,147	520,302
Office Depot, Inc.	117,485	252,593
Rent-A-Center, Inc. (b)	11,988	103,456
RH (a) (b)	4,327	412,277
Sally Beauty Holdings, Inc. (a) (b)	29,529	485,752
Shoe Carnival, Inc.	1,898	45,172
Signet Jewelers, Ltd.	14,240	548,525
Sleep Number Corp. (a)	9,015	316,877
Sonic Automotive, Inc. Class A (b)	4,009	75,971
Tailored Brands, Inc.	11,389	285,408
Tile Shop Holdings, Inc.	7,463	44,778
Urban Outfitters, Inc. (a)	18,389	679,657
Vitamin Shoppe, Inc. (a) (b)	5,448	23,699
Williams-Sonoma, Inc. (b)	17,742	936,068
Zumiez, Inc. (a)	4,132	98,755

		14,935,386

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a) (b)	26,288	304,678
Cray, Inc. (a)	9,073	187,811
Diebold Nixdorf, Inc. (b)	17,152	264,141
Electronics For Imaging, Inc. (a)	10,533	287,867
NCR Corp. (a)	27,472	865,917
Super Micro Computer, Inc. (a) (b)	8,595	146,115

		2,056,529

TEXTILES,APPAREL & LUXURY GOODS — 1.0%
Carter’s, Inc.	10,786	1,122,823
Crocs, Inc. (a)	16,094	261,527
Deckers Outdoor Corp. (a)	7,337	660,550
Fossil Group, Inc. (a)	9,537	121,120
G-III Apparel Group, Ltd. (a)	9,553	359,957
Movado Group, Inc.	3,515	134,976
Oxford Industries, Inc.	3,833	285,788
Perry Ellis International, Inc. (a)	2,761	71,234
Skechers U.S.A., Inc. Class A (a)	31,322	1,218,113
Steven Madden, Ltd.	12,183	534,834
Unifi, Inc. (a)	3,461	125,461
Vera Bradley, Inc. (a)	2,558	27,140
Wolverine World Wide, Inc.	22,012	636,147

		5,559,670

THRIFTS & MORTGAGE FINANCE — 1.0%
BofI Holding, Inc. (a)	12,955	525,066

Security Description	Shares	Value

Dime Community Bancshares, Inc.	6,917	$127,273
HomeStreet, Inc. (a)	5,607	160,641
LendingTree, Inc. (a) (b)	1,805	592,311
Meta Financial Group, Inc.	2,088	228,010
New York Community Bancorp, Inc.	111,507	1,452,936
NMI Holdings, Inc. Class A (a)	13,133	217,351
Northfield Bancorp, Inc.	10,314	161,001
Northwest Bancshares, Inc.	23,309	385,997
Oritani Financial Corp.	8,848	135,817
Provident Financial Services, Inc.	13,751	351,888
TrustCo.Bank Corp. NY	21,564	182,216
Walker & Dunlop, Inc.	6,486	385,398
Washington Federal, Inc.	20,000	692,000

		5,597,905

TOBACCO — 0.1% (c)
Universal Corp.	5,839	283,191

TRADING COMPANIES & DISTRIBUTORS — 0.8%
Applied Industrial Technologies, Inc.	8,889	648,008
DXP Enterprises, Inc. (a)	3,473	135,273
GATX Corp.	8,733	598,123
Kaman Corp.	6,286	390,486
MSC Industrial Direct Co., Inc. Class A	10,409	954,610
NOW, Inc. (a) (b)	24,687	252,301
Veritiv Corp. (a)	2,493	97,726
Watsco, Inc.	7,437	1,345,874

		4,422,401

WATER UTILITIES — 0.4%
American States Water Co.	8,387	445,014
Aqua America, Inc.	40,784	1,389,103
California Water Service Group	10,863	404,647

		2,238,764

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	3,485	52,101
Telephone & Data Systems, Inc.	20,996	588,518

		640,619

TOTAL COMMON STOCKS (Cost $562,447,874)		566,796,386

RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Chelsea Therapeutics International, Ltd. (CVR) (a) (d)	696	—
Dyax Corp. (CVR) (expiring 12/31/19) (a) (e)	2,607	6,387
Omthera Pharmaceuticals, Inc. (CVR) (expiring 12/31/20) (a) (b) (d)	212	—

TOTAL RIGHTS (Cost $2,894)		6,387

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (f) (g)	1,036,743	$1,036,743
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	15,040,785	15,040,785

TOTAL SHORT-TERM INVESTMENTS (Cost $16,077,528)		16,077,528

TOTAL INVESTMENTS — 102.6% (Cost $578,528,296)		582,880,301

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(14,756,467)

NET ASSETS — 100.0%		$568,123,834

(a)	Non-income producing security.

(b)	All or a portion of the shares of the security are on loan at March 31, 2018.

(c)	Amount is less than 0.05% of net assets.

(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the securities is $0, representing less than 0.05% of the Fund’s net assets.

(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $6,387, representing less than 0.05% of net assets.

(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at March 31, 2018.

(h)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$9,367,564	$—	$—		$9,367,564
Air Freight & Logistics	1,182,578	—	—		1,182,578
Airlines	3,092,656	—	—		3,092,656
Auto Components	6,463,691	—	—		6,463,691
Automobiles	1,532,503	—	—		1,532,503
Banks	46,557,178	—	—		46,557,178
Beverages	818,536	—	—		818,536
Biotechnology	4,844,424	—	0	(a)	4,844,424
Building Products	5,545,953	—	—		5,545,953
Capital Markets	18,336,337	—	—		18,336,337

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Chemicals	$16,099,697	$—	$—	$16,099,697
Commercial Services & Supplies	12,720,096	—	—	12,720,096
Communications Equipment	7,992,355	—	—	7,992,355
Construction & Engineering	5,579,528	—	—	5,579,528
Construction Materials	1,364,031	—	—	1,364,031
Consumer Finance	3,754,500	—	—	3,754,500
Containers & Packaging	4,986,816	—	—	4,986,816
Distributors	1,572,075	—	—	1,572,075
Diversified Consumer Services	4,333,768	—	—	4,333,768
Diversified Telecommunication Services	1,695,133	—	—	1,695,133
Electric Utilities	8,648,268	—	—	8,648,268
Electrical Equipment	3,926,241	—	—	3,926,241
Electronic Equipment, Instruments & Components	25,447,015	—	—	25,447,015
Energy Equipment & Services	8,512,365	—	—	8,512,365
Equity Real Estate Investment Trusts (REITS)	13,559,307	—	—	13,559,307
Food & Staples Retailing	2,572,438	—	—	2,572,438
Food Products	10,991,740	—	—	10,991,740
Gas Utilities	9,912,480	—	—	9,912,480
Health Care Equipment & Supplies	22,832,181	—	—	22,832,181
Health Care Providers & Services	13,693,583	—	—	13,693,583
Health Care Technology	2,553,791	—	—	2,553,791
Hotels, Restaurants & Leisure	15,329,367	—	—	15,329,367
Household Durables	9,939,820	—	—	9,939,820
Household Products	1,650,764	—	—	1,650,764
Industrial Conglomerates	1,762,754	—	—	1,762,754
Insurance	23,783,482	—	—	23,783,482
Internet & Catalog Retail	976,217	—	—	976,217
Internet Software & Services	5,067,633	—	—	5,067,633
IT Services	19,145,032	—	—	19,145,032
Leisure Equipment & Products	3,594,565	—	—	3,594,565
Life Sciences Tools & Services	4,651,728	—	—	4,651,728
Machinery	30,013,485	—	—	30,013,485
Marine	1,220,369	—	—	1,220,369
Media	7,163,033	—	—	7,163,033
Metals & Mining	10,674,974	—	—	10,674,974
Mortgage Real Estate Investment Trust (REITs)	1,428,020	—	—	1,428,020
Multi-Utilities	4,547,510	—	—	4,547,510
Multiline Retail	1,728,687	—	—	1,728,687
Oil, Gas & Consumable Fuels	13,930,457	—	—	13,930,457
Paper & Forest Products	3,502,261	—	—	3,502,261
Personal Products	2,138,495	—	—	2,138,495
Pharmaceuticals	5,273,632	—	—	5,273,632
Professional Services	7,123,842	—	—	7,123,842
Real Estate Investment Trusts (REITs)	28,619,990	—	—	28,619,990
Real Estate Management & Development	2,478,423	—	—	2,478,423
Road & Rail	8,710,529	—	—	8,710,529
Semiconductors & Semiconductor Equipment	19,843,441	—	—	19,843,441
Software	16,274,583	—	—	16,274,583
Specialty Retail	14,935,386	—	—	14,935,386
Technology Hardware, Storage & Peripherals	2,056,529	—	—	2,056,529
Textiles, Apparel & Luxury Goods	5,559,670	—	—	5,559,670
Thrifts & Mortgage Finance	5,597,905	—	—	5,597,905
Tobacco	283,191	—	—	283,191
Trading Companies & Distributors	4,422,401	—	—	4,422,401

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MID CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Water Utilities	$2,238,764	$—	$—		$2,238,764
Wireless Telecommunication Services	640,619	—	—		640,619
Rights
Biotechnology	—	6,387	0	(a)	6,387
Short-Term Investments	16,077,528	—	—		16,077,528

TOTAL INVESTMENTS	$582,873,914	$6,387	$0		$582,880,301

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2018.

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	637,866	$637,866	$14,408,556	$14,009,679	$—	$—	1,036,743	$1,036,743	$5,841	$—

State Street Navigator Securities Lending Government Money Market Portfolio	2,122,429	2,122,429	34,298,486	21,380,130	—	—	15,040,785	15,040,785	107,704	—

Total		$2,760,295	$48,707,042	$35,389,809	$—	$—		$16,077,528	$113,545	$—

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.4%
Boeing Co.	89,188	$29,242,961
General Dynamics Corp.	22,224	4,909,282
Harris Corp.	12,283	1,981,002
Huntington Ingalls Industries, Inc.	4,832	1,245,496
Lockheed Martin Corp.	25,004	8,449,602
Northrop Grumman Corp.	19,255	6,722,306
Raytheon Co.	28,515	6,154,107
Rockwell Collins, Inc.	26,288	3,544,937
TransDigm Group, Inc.	7,694	2,361,596

		64,611,289

AIR FREIGHT & LOGISTICS — 0.6%
Expeditors International of Washington, Inc.	15,371	972,985
FedEx Corp.	22,765	5,466,104
United Parcel Service, Inc. Class B	54,561	5,710,354

		12,149,443

AIRLINES — 0.3%
American Airlines Group, Inc.	36,994	1,922,208
Southwest Airlines Co.	59,285	3,395,845

		5,318,053

AUTO COMPONENTS — 0.2%
Aptiv PLC	43,146	3,666,115
BorgWarner, Inc.	21,512	1,080,548

		4,746,663

BANKS — 1.3%
Bank of America Corp.	739,894	22,189,421
Comerica, Inc.	14,030	1,345,898
SVB Financial Group (a)	8,466	2,031,925

		25,567,244

BEVERAGES — 2.0%
Brown-Forman Corp. Class B	26,650	1,449,760
Coca-Cola Co.	278,637	12,101,205
Constellation Brands, Inc. Class A	27,616	6,294,239
Dr. Pepper Snapple Group, Inc.	13,914	1,647,139
Monster Beverage Corp. (a)	66,372	3,797,142
PepsiCo, Inc.	112,322	12,259,946

		37,549,431

BIOTECHNOLOGY — 4.1%
AbbVie, Inc.	257,321	24,355,433
Alexion Pharmaceuticals, Inc. (a)	18,536	2,066,023
Amgen, Inc.	63,522	10,829,230
Biogen, Inc. (a)	23,451	6,421,353
Celgene Corp. (a)	121,093	10,802,706
Gilead Sciences, Inc.	137,144	10,339,286
Incyte Corp. (a)	28,354	2,362,739
Regeneron Pharmaceuticals, Inc. (a)	12,522	4,312,076
Vertex Pharmaceuticals, Inc. (a)	40,964	6,676,313

		78,165,159

BUILDING PRODUCTS — 0.3%
Allegion PLC	9,741	830,810
AO Smith Corp.	23,158	1,472,617

Security Description	Shares	Value

Fortune Brands Home & Security, Inc.	25,008	$1,472,721
Masco Corp	33,335	1,348,068

		5,124,216

CAPITAL MARKETS — 3.0%
Affiliated Managers Group, Inc.	3,854	730,641
Ameriprise Financial, Inc.	16,289	2,409,795
BlackRock, Inc.	11,646	6,308,871
Cboe Global Markets, Inc.	18,299	2,087,916
Charles Schwab Corp.	192,490	10,051,828
CME Group, Inc.	36,690	5,934,241
E*TRADE Financial Corp. (a)	42,864	2,375,094
Intercontinental Exchange, Inc.	94,665	6,865,106
Moody’s Corp.	26,648	4,298,322
Nasdaq, Inc.	8,560	738,043
Northern Trust Corp.	18,521	1,910,071
Raymond James Financial, Inc.	10,614	948,998
S&P Global, Inc.	41,170	7,865,940
T Rowe Price Group, Inc.	38,992	4,209,966

		56,734,832

CHEMICALS — 1.3%
Air Products & Chemicals, Inc.	12,581	2,000,756
Albemarle Corp.	10,430	967,278
CF Industries Holdings, Inc.	16,072	606,396
Ecolab, Inc.	19,395	2,658,473
FMC Corp.	21,738	1,664,479
International Flavors & Fragrances, Inc	7,853	1,075,154
Monsanto Co.	36,793	4,293,375
PPG Industries, Inc.	19,643	2,192,159
Praxair, Inc.	24,472	3,531,310
Sherwin-Williams Co.	13,440	5,270,093

		24,259,473

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	13,829	2,358,951
Republic Services, Inc.	16,971	1,123,989
Waste Management, Inc.	64,256	5,405,215

		8,888,155

COMMUNICATIONS EQUIPMENT — 1.0%
Cisco Systems, Inc.	356,955	15,309,800
F5 Networks, Inc. (a)	5,826	842,498
Motorola Solutions, Inc.	25,771	2,713,686

		18,865,984

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	4,453	923,107
Vulcan Materials Co.	11,065	1,263,291

		2,186,398

CONSUMER FINANCE — 0.3%
American Express Co.	69,775	6,508,612

CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	14,041	1,491,856
Packaging Corp. of America	10,033	1,130,719

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Sealed Air Corp.	11,234	$480,703

		3,103,278

DISTRIBUTORS — 0.1%
LKQ Corp. (a)	28,782	1,092,277

DIVERSIFIED CONSUMER SERVICES — 0.0% (b)
H&R Block, Inc.	21,612	549,161

ELECTRIC UTILITIES — 0.4%
FirstEnergy Corp.	29,548	1,004,927
NextEra Energy, Inc.	38,772	6,332,631

		7,337,558

ELECTRICAL EQUIPMENT — 0.4%
AMETEK, Inc.	37,484	2,847,660
Emerson Electric Co.	42,381	2,894,622
Rockwell Automation, Inc.	14,116	2,459,007

		8,201,289

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	49,199	4,237,510
Corning, Inc.	141,207	3,936,851
FLIR Systems, Inc.	14,664	733,347
IPG Photonics Corp. (a)	5,955	1,389,778
TE Connectivity, Ltd.	40,988	4,094,701

		14,392,187

FOOD PRODUCTS — 0.2%
General Mills, Inc.	32,067	1,444,939
Hershey Co.	12,433	1,230,370
Kellogg Co.	14,565	946,871
McCormick & Co., Inc.	9,304	989,852

		4,612,032

HEALTH CARE EQUIPMENT & SUPPLIES — 4.0%
Abbott Laboratories	281,131	16,845,370
Align Technology, Inc. (a)	11,524	2,894,022
Baxter International, Inc.	45,582	2,964,653
Becton Dickinson and Co.	42,564	9,223,619
Boston Scientific Corp. (a)	221,728	6,057,609
Cooper Cos., Inc.	7,961	1,821,556
Edwards Lifesciences Corp. (a)	34,177	4,768,375
Hologic, Inc. (a)	44,524	1,663,417
IDEXX Laboratories, Inc. (a)	13,697	2,621,469
Intuitive Surgical, Inc. (a)	18,182	7,506,075
Medtronic PLC	93,836	7,527,524
ResMed, Inc.	22,860	2,251,024
Stryker Corp.	51,834	8,341,127
Varian Medical Systems, Inc. (a)	7,884	966,973
Zimmer Biomet Holdings, Inc.	18,278	1,993,033

		77,445,846

HEALTH CARE PROVIDERS & SERVICES — 2.9%
Aetna, Inc.	26,290	4,443,010
Anthem, Inc.	21,912	4,814,067
Centene Corp. (a)	27,652	2,955,169
Cigna Corp.	39,042	6,548,905

Security Description	Shares	Value

HCA Healthcare, Inc.	24,940	$2,419,180
Laboratory Corp. of America Holdings (a)	9,404	1,521,097
UnitedHealth Group, Inc.	155,979	33,379,506

		56,080,934

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (a)	51,171	2,967,918

HOTELS, RESTAURANTS & LEISURE — 2.7%
Carnival Corp.	29,648	1,944,316
Chipotle Mexican Grill, Inc. (a) (c)	1,358	438,784
Darden Restaurants, Inc.	11,796	1,005,609
Hilton Worldwide Holdings, Inc.	12,896	1,015,689
Marriott International, Inc. Class A	48,285	6,565,794
McDonald’s Corp.	128,927	20,161,604
MGM Resorts International	36,347	1,272,872
Norwegian Cruise Line Holdings, Ltd. (a)	32,956	1,745,679
Royal Caribbean Cruises, Ltd.	18,299	2,154,524
Starbucks Corp	144,719	8,377,783
Wyndham Worldwide Corp.	16,262	1,860,861
Wynn Resorts, Ltd.	12,764	2,327,643
Yum! Brands, Inc.	24,295	2,068,233

		50,939,391

HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	55,004	2,411,375
Garmin, Ltd.	9,005	530,665
Lennar Corp. Class A	25,892	1,526,075
Mohawk Industries, Inc. (a)	6,727	1,562,144
PulteGroup, Inc.	43,586	1,285,351

		7,315,610

HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	21,527	1,084,100
Clorox Co.	11,668	1,553,127
Colgate-Palmolive Co.	66,475	4,764,928
Kimberly-Clark Corp.	25,050	2,758,757
Procter & Gamble Co.	150,157	11,904,447

		22,065,359

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (b)
NRG Energy, Inc.	26,204	800,008

INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	96,204	21,118,702
Honeywell International, Inc.	71,378	10,314,835
Roper Technologies, Inc.	16,276	4,568,510

		36,002,047

INSURANCE — 1.0%
Allstate Corp.	27,414	2,598,847
Aon PLC	23,362	3,278,389
Arthur J Gallagher & Co.	14,847	1,020,434
Marsh & McLennan Cos., Inc.	46,886	3,872,315
Principal Financial Group, Inc.	19,716	1,200,902
Progressive Corp.	93,836	5,717,428
Torchmark Corp.	7,088	596,597

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Willis Towers Watson PLC	8,984	$1,367,275

		19,652,187

INTERNET & CATALOG RETAIL — 6.9%
Amazon.com, Inc. (a)	64,795	93,780,395
Booking Holdings, Inc. (a)	7,832	16,293,615
Expedia Group, Inc.	11,555	1,275,788
Netflix, Inc. (a)	69,803	20,616,316
TripAdvisor, Inc. (a)	6,053	247,507

		132,213,621

INTERNET SOFTWARE & SERVICES — 8.9%
Akamai Technologies, Inc. (a)	11,100	787,878
Alphabet, Inc. Class A (a)	48,060	49,844,948
Alphabet, Inc. Class C (a)	49,096	50,656,762
eBay, Inc. (a)	151,327	6,089,399
Facebook, Inc. Class A (a)	386,222	61,714,413
VeriSign, Inc. (a) (c)	13,424	1,591,549

		170,684,949

IT SERVICES — 6.3%
Accenture PLC Class A	62,893	9,654,076
Alliance Data Systems Corp.	4,545	967,449
Automatic Data Processing, Inc.	71,762	8,143,552
Cognizant Technology Solutions Corp. Class A	95,052	7,651,686
DXC Technology Co.	23,598	2,372,307
Fidelity National Information Services, Inc.	33,333	3,209,968
Fiserv, Inc. (a)	66,988	4,776,914
Gartner, Inc. (a)	14,431	1,697,374
Global Payments, Inc.	25,444	2,837,515
Mastercard, Inc. Class A	148,783	26,060,830
Paychex, Inc.	33,436	2,059,323
PayPal Holdings, Inc. (a)	182,364	13,835,957
Total System Services, Inc.	27,240	2,349,722
Visa, Inc. Class A (c)	290,494	34,748,892
Western Union Co.	28,827	554,343

		120,919,908

LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Hasbro, Inc.	10,045	846,793
Mattel, Inc. (c)	14,892	195,830

		1,042,623

LIFE SCIENCES TOOLS & SERVICES — 1.3%
Agilent Technologies, Inc.	51,689	3,457,994
Illumina, Inc. (a)	23,776	5,621,122
IQVIA Holdings, Inc. (a)	13,652	1,339,398
Mettler-Toledo International, Inc. (a)	4,093	2,353,598
PerkinElmer, Inc.	11,180	846,549
Thermo Fisher Scientific, Inc.	46,708	9,643,334
Waters Corp. (a)	12,767	2,536,164

		25,798,159

MACHINERY — 1.6%
Caterpillar, Inc.	50,106	7,384,622

Security Description	Shares	Value

Deere & Co.	28,506	$4,427,552
Dover Corp.	13,976	1,372,723
Fortive Corp.	32,554	2,523,586
Illinois Tool Works, Inc.	49,506	7,755,610
Ingersoll-Rand PLC	17,000	1,453,670
Parker-Hannifin Corp.	12,220	2,089,987
Stanley Black & Decker, Inc.	16,203	2,482,299
Xylem, Inc.	19,905	1,531,093

		31,021,142

MEDIA — 1.8%
CBS Corp. Class B	24,665	1,267,534
Charter Communications, Inc. Class A (a)	29,999	9,336,289
Comcast Corp. Class A	373,145	12,750,365
Walt Disney Co.	114,457	11,496,061

		34,850,249

MULTI-UTILITIES — 0.2%
Dominion Energy, Inc.	39,606	2,670,632
WEC Energy Group, Inc.	21,478	1,346,671

		4,017,303

MULTILINE RETAIL — 0.3%
Dollar General Corp.	20,416	1,909,917
Dollar Tree, Inc. (a)	38,264	3,631,253

		5,541,170

OIL, GAS & CONSUMABLE FUELS — 0.3%
Cabot Oil & Gas Corp.	34,501	827,334
Cimarex Energy Co.	4,756	444,686
EOG Resources, Inc.	32,878	3,461,067
Hess Corp.	13,576	687,217

		5,420,304

PERSONAL PRODUCTS — 0.3%
Estee Lauder Cos., Inc. Class A	36,338	5,440,525

PHARMACEUTICALS — 4.3%
Bristol-Myers Squibb Co.	166,626	10,539,095
Eli Lilly & Co.	95,385	7,379,937
Johnson & Johnson	233,513	29,924,691
Merck & Co., Inc.	160,510	8,742,980
Nektar Therapeutics (a)	25,774	2,738,745
Perrigo Co. PLC	7,736	644,718
Pfizer, Inc.	442,652	15,709,719
Zoetis, Inc.	78,770	6,578,083

		82,257,968

PROFESSIONAL SERVICES — 0.2%
Equifax, Inc.	11,478	1,352,223
Robert Half International, Inc.	11,780	681,944
Verisk Analytics, Inc. (a)	16,074	1,671,697

		3,705,864

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.6%
Alexandria Real Estate Equities, Inc. REIT	8,566	1,069,808
American Tower Corp. REIT	70,936	10,309,838

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Apartment Investment & Management Co. Class A REIT	11,277	$459,538
AvalonBay Communities, Inc. REIT	10,017	1,647,396
Boston Properties, Inc. REIT	11,180	1,377,600
Crown Castle International Corp. REIT	44,481	4,875,562
Digital Realty Trust, Inc. REIT	19,694	2,075,354
Equinix, Inc. REIT	12,608	5,271,909
Essex Property Trust, Inc. REIT	5,551	1,336,015
Extra Space Storage, Inc. REIT	19,864	1,735,319
Federal Realty Investment Trust REIT	5,586	648,590
GGP, Inc. REIT	39,089	799,761
Iron Mountain, Inc. REIT	19,829	651,581
Prologis, Inc. REIT	85,848	5,407,565
Public Storage REIT	13,610	2,727,308
SBA Communications Corp. REIT (a)	18,726	3,200,648
Simon Property Group, Inc. REIT	24,613	3,799,017
UDR, Inc. REIT	28,575	1,017,841
Vornado Realty Trust REIT	18,150	1,221,495

		49,632,145

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	48,885	2,308,350

ROAD & RAIL — 1.1%
CSX Corp.	142,751	7,952,658
JB Hunt Transport Services, Inc.	7,901	925,602
Kansas City Southern	7,936	871,770
Norfolk Southern Corp.	20,664	2,805,758
Union Pacific Corp.	66,184	8,897,115

		21,452,903

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.5%
Advanced Micro Devices, Inc. (a) (c)	44,826	450,501
Analog Devices, Inc.	59,513	5,423,420
Applied Materials, Inc.	169,146	9,406,209
Broadcom, Ltd.	66,095	15,575,287
Intel Corp.	430,741	22,432,991
KLA-Tencor Corp.	25,237	2,751,085
Lam Research Corp.	26,155	5,313,650
Microchip Technology, Inc. (c)	37,776	3,451,215
Micron Technology, Inc. (a)	186,224	9,709,719
NVIDIA Corp.	97,482	22,575,856
Qorvo, Inc. (a)	20,564	1,448,734
QUALCOMM, Inc.	83,341	4,617,925
Skyworks Solutions, Inc.	29,090	2,916,564
Texas Instruments, Inc.	159,069	16,525,679
Xilinx, Inc.	25,150	1,816,836

		124,415,671

SOFTWARE — 10.0%
Activision Blizzard, Inc.	122,178	8,242,128
Adobe Systems, Inc. (a)	79,214	17,116,561
ANSYS, Inc. (a)	13,660	2,140,385
Autodesk, Inc. (a)	21,490	2,698,714
Cadence Design Systems, Inc. (a)	45,624	1,677,595

Security Description	Shares	Value

Citrix Systems, Inc. (a)	11,526	$1,069,613
Electronic Arts, Inc. (a)	49,671	6,022,112
Intuit, Inc.	39,035	6,766,717
Microsoft Corp.	1,241,304	113,293,816
Oracle Corp.	248,179	11,354,189
Red Hat, Inc. (a)	28,586	4,273,893
salesforce.com, Inc. (a)	110,785	12,884,296
Symantec Corp.	45,995	1,188,971
Synopsys, Inc. (a)	23,596	1,964,131
Take-Two Interactive Software, Inc. (a)	11,880	1,161,626

		191,854,747

SPECIALTY RETAIL — 2.9%
AutoZone, Inc. (a)	1,890	1,226,024
CarMax, Inc. (a) (c)	14,822	918,075
Home Depot, Inc.	188,576	33,611,786
Lowe’s Cos., Inc.	91,394	8,019,823
O’Reilly Automotive, Inc. (a)	7,190	1,778,662
Ross Stores, Inc.	41,093	3,204,432
Tiffany & Co.	6,768	660,963
TJX Cos., Inc.	46,064	3,756,980
Tractor Supply Co.	8,180	515,504
Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,650	1,358,396

		55,050,645

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.3%
Apple, Inc.	817,948	137,235,315
NetApp, Inc.	43,481	2,682,343

		139,917,658

TEXTILES,APPAREL & LUXURY GOODS — 0.8%
Hanesbrands, Inc. (c)	23,503	432,925
Michael Kors Holdings, Ltd. (a)	23,793	1,477,069
NIKE, Inc. Class B	139,920	9,296,285
Tapestry, Inc.	18,045	949,348
VF Corp.	32,992	2,445,367

		14,600,994

TOBACCO — 1.2%
Altria Group, Inc.	171,354	10,678,781
Philip Morris International, Inc.	125,439	12,468,637

		23,147,418

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (c)	26,149	1,427,474
United Rentals, Inc. (a)	13,708	2,367,783

		3,795,257

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	15,939	1,309,070

TOTAL COMMON STOCKS (Cost $1,711,849,795)		1,913,630,677

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e)	2,049,191	$2,049,191
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	1,061,055	1,061,055

TOTAL SHORT-TERM INVESTMENTS (Cost $3,110,246)		3,110,246

TOTAL INVESTMENTS — 100.0% (Cost $1,714,960,041)		1,916,740,923

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		314,460

NET ASSETS — 100.0%		$1,917,055,383

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2018.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$64,611,289	$—	$—	$64,611,289
Air Freight & Logistics	12,149,443	—	—	12,149,443
Airlines	5,318,053	—	—	5,318,053
Auto Components	4,746,663	—	—	4,746,663
Banks	25,567,244	—	—	25,567,244
Beverages	37,549,431	—	—	37,549,431
Biotechnology	78,165,159	—	—	78,165,159
Building Products	5,124,216	—	—	5,124,216
Capital Markets	56,734,832	—	—	56,734,832
Chemicals	24,259,473	—	—	24,259,473
Commercial Services & Supplies	8,888,155	—	—	8,888,155
Communications Equipment	18,865,984	—	—	18,865,984
Construction Materials	2,186,398	—	—	2,186,398
Consumer Finance	6,508,612	—	—	6,508,612
Containers & Packaging	3,103,278	—	—	3,103,278
Distributors	1,092,277	—	—	1,092,277
Diversified Consumer Services	549,161	—	—	549,161
Electric Utilities	7,337,558	—	—	7,337,558
Electrical Equipment	8,201,289	—	—	8,201,289
Electronic Equipment, Instruments & Components	14,392,187	—	—	14,392,187
Food Products	4,612,032	—	—	4,612,032
Health Care Equipment & Supplies	77,445,846	—	—	77,445,846
Health Care Providers & Services	56,080,934	—	—	56,080,934
Health Care Technology	2,967,918	—	—	2,967,918
Hotels, Restaurants & Leisure	50,939,391	—	—	50,939,391
Household Durables	7,315,610	—	—	7,315,610
Household Products	22,065,359	—	—	22,065,359
Independent Power Producers & Energy Traders	800,008	—	—	800,008
Industrial Conglomerates	36,002,047	—	—	36,002,047
Insurance	19,652,187	—	—	19,652,187

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Internet & Catalog Retail	$132,213,621	$—	$—	$132,213,621
Internet Software & Services	170,684,949	—	—	170,684,949
IT Services	120,919,908	—	—	120,919,908
Leisure Equipment & Products	1,042,623	—	—	1,042,623
Life Sciences Tools & Services	25,798,159	—	—	25,798,159
Machinery	31,021,142	—	—	31,021,142
Media	34,850,249	—	—	34,850,249
Multi-Utilities	4,017,303	—	—	4,017,303
Multiline Retail	5,541,170	—	—	5,541,170
Oil, Gas & Consumable Fuels	5,420,304	—	—	5,420,304
Personal Products	5,440,525	—	—	5,440,525
Pharmaceuticals	82,257,968	—	—	82,257,968
Professional Services	3,705,864	—	—	3,705,864
Real Estate Investment Trusts (REITs)	49,632,145	—	—	49,632,145
Real Estate Management & Development	2,308,350	—	—	2,308,350
Road & Rail	21,452,903	—	—	21,452,903
Semiconductors & Semiconductor Equipment	124,415,671	—	—	124,415,671
Software	191,854,747	—	—	191,854,747
Specialty Retail	55,050,645	—	—	55,050,645
Technology Hardware, Storage & Peripherals	139,917,658	—	—	139,917,658
Textiles, Apparel & Luxury Goods	14,600,994	—	—	14,600,994
Tobacco	23,147,418	—	—	23,147,418
Trading Companies & Distributors	3,795,257	—	—	3,795,257
Water Utilities	1,309,070	—	—	1,309,070
Short-Term Investments	3,110,246	—	—	3,110,246

TOTAL INVESTMENTS	$1,916,740,923	$—	$—	$1,916,740,923

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,065,245	$1,065,245	$23,044,050	$22,060,104	$—	$—	2,049,191	$2,049,191	$16,947	$—

State Street Navigator Securities Lending Government Money Market Portfolio	111,901	111,901	4,749,549	3,800,395	—	—	1,061,055	1,061,055	2,985	—

Total		$1,177,146	$27,793,599	$25,860,499	$—	$—		$3,110,246	$19,932	$—

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUTOMOBILES — 2.3%
Ford Motor Co.	484,603	$5,369,401
General Motors Co.	132,222	4,804,948

		10,174,349

BANKS — 1.2%
People’s United Financial, Inc.	292,844	5,464,469

BEVERAGES — 1.2%
Coca-Cola Co.	122,089	5,302,325

CAPITAL MARKETS — 1.1%
Invesco, Ltd.	155,516	4,978,067

CHEMICALS — 1.2%
LyondellBasell Industries NV Class A	49,096	5,188,465

COMMUNICATIONS EQUIPMENT — 1.4%
Cisco Systems, Inc.	138,667	5,947,428

CONSUMER FINANCE — 1.2%
Navient Corp.	402,445	5,280,078

CONTAINERS & PACKAGING — 1.1%
International Paper Co.	91,883	4,909,309

DIVERSIFIED CONSUMER SERVICES — 1.2%
H&R Block, Inc. (a)	214,997	5,463,074

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.7%
AT&T, Inc.	157,734	5,623,217
CenturyLink, Inc.	335,792	5,517,063
Verizon Communications, Inc.	107,827	5,156,287

		16,296,567

ELECTRIC UTILITIES — 12.1%
American Electric Power Co., Inc.	85,370	5,855,528
Duke Energy Corp.	75,601	5,856,809
Edison International	94,741	6,031,212
Entergy Corp.	76,232	6,005,557
Exelon Corp.	153,021	5,969,349
FirstEnergy Corp.	188,053	6,395,683
Pinnacle West Capital Corp.	72,891	5,816,702
PPL Corp.	182,790	5,171,129
Southern Co.	132,668	5,924,953

		53,026,922

ELECTRICAL EQUIPMENT — 1.3%
Eaton Corp. PLC	69,105	5,522,181

ENERGY EQUIPMENT & SERVICES — 1.2%
Helmerich & Payne, Inc.	81,808	5,445,140

FOOD PRODUCTS — 3.4%
Archer-Daniels-Midland Co.	136,404	5,915,841
General Mills, Inc.	97,622	4,398,847
Kraft Heinz Co.	73,002	4,547,295

		14,861,983

HOUSEHOLD DURABLES — 1.2%
Garmin, Ltd.	90,941	5,359,153

HOUSEHOLD PRODUCTS — 1.2%
Kimberly-Clark Corp.	48,781	5,372,251

Security Description	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.4%
AES Corp.	524,042	$5,958,358

IT SERVICES — 2.5%
International Business Machines Corp.	35,313	5,418,073
Western Union Co.	284,568	5,472,243

		10,890,316

MEDIA — 2.7%
Interpublic Group of Cos., Inc.	268,007	6,172,201
Omnicom Group, Inc.	76,251	5,541,160

		11,713,361

MULTI-UTILITIES — 10.4%
Ameren Corp.	104,960	5,943,885
CenterPoint Energy, Inc.	207,513	5,685,856
Consolidated Edison, Inc.	73,525	5,730,539
Dominion Energy, Inc.	77,281	5,211,058
DTE Energy Co.	56,016	5,848,070
Public Service Enterprise Group, Inc.	116,013	5,828,493
SCANA Corp.	143,403	5,384,783
WEC Energy Group, Inc.	92,436	5,795,737

		45,428,421

MULTILINE RETAIL — 4.0%
Kohl’s Corp.	86,253	5,650,434
Macy’s, Inc.	214,583	6,381,699
Target Corp.	75,945	5,272,861

		17,304,994

OIL, GAS & CONSUMABLE FUELS — 6.9%
Chevron Corp.	44,473	5,071,701
Exxon Mobil Corp.	66,054	4,928,289
Occidental Petroleum Corp.	75,368	4,895,905
ONEOK, Inc.	96,186	5,474,907
Valero Energy Corp.	59,793	5,546,997
Williams Cos., Inc.	176,734	4,393,607

		30,311,406

PHARMACEUTICALS — 2.5%
Merck & Co., Inc.	95,449	5,199,107
Pfizer, Inc.	158,120	5,611,679

		10,810,786

PROFESSIONAL SERVICES — 1.1%
Nielsen Holdings PLC	155,845	4,954,313

REAL ESTATE INVESTMENT TRUSTS (REITS) — 25.0%
Apartment Investment & Management
Co. Class A REIT	138,735	5,653,451
Crown Castle International Corp. REIT	53,382	5,851,201
Digital Realty Trust, Inc. REIT	52,680	5,551,418
Extra Space Storage, Inc. REIT	68,366	5,972,454
GGP, Inc. REIT	246,914	5,051,860
HCP, Inc. REIT	241,200	5,603,076
Host Hotels & Resorts, Inc. REIT	274,285	5,112,672
Iron Mountain, Inc. REIT	163,491	5,372,314
Kimco Realty Corp. REIT	358,117	5,156,885
Macerich Co. REIT	86,915	4,868,978

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Mid-America Apartment Communities, Inc. REIT	61,722	$5,631,515
Public Storage REIT	29,958	6,003,284
Realty Income Corp. REIT	108,119	5,592,996
Regency Centers Corp. REIT	90,971	5,365,470
Simon Property Group, Inc. REIT	35,156	5,426,329
SL Green Realty Corp. REIT	60,313	5,840,108
UDR, Inc. REIT	158,590	5,648,976
Ventas, Inc. REIT	104,615	5,181,581
Welltower, Inc. REIT	96,602	5,258,047
Weyerhaeuser Co. REIT	155,344	5,437,040

		109,579,655

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
QUALCOMM, Inc.	86,063	4,768,751

SPECIALTY RETAIL — 1.0%
L Brands, Inc.	110,011	4,203,520

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.7%
Seagate Technology PLC	110,231	6,450,718
Xerox Corp.	180,451	5,193,380

		11,644,098

TOBACCO — 2.4%
Altria Group, Inc.	81,771	5,095,969
Philip Morris International, Inc.	52,798	5,248,121

		10,344,090

TOTAL COMMON STOCKS (Cost $450,787,487)		436,503,830

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b) (c) (Cost $501,495)	501,495	$501,495

TOTAL INVESTMENTS — 99.8% (Cost $451,288,982)		437,005,325

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		943,387

NET ASSETS — 100.0%		$437,948,712

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Automobiles	$10,174,349	$—	$—	$10,174,349
Banks	5,464,469	—	—	5,464,469
Beverages	5,302,325	—	—	5,302,325
Capital Markets	4,978,067	—	—	4,978,067
Chemicals	5,188,465	—	—	5,188,465
Communications Equipment	5,947,428	—	—	5,947,428
Consumer Finance	5,280,078	—	—	5,280,078
Containers & Packaging	4,909,309	—	—	4,909,309
Diversified Consumer Services	5,463,074	—	—	5,463,074
Diversified Telecommunication Services	16,296,567	—	—	16,296,567
Electric Utilities	53,026,922	—	—	53,026,922
Electrical Equipment	5,522,181	—	—	5,522,181
Energy Equipment & Services	5,445,140	—	—	5,445,140
Food Products	14,861,983	—	—	14,861,983
Household Durables	5,359,153	—	—	5,359,153
Household Products	5,372,251	—	—	5,372,251
Independent Power Producers & Energy Traders	5,958,358	—	—	5,958,358

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
IT Services	$10,890,316	$—	$—	$10,890,316
Media	11,713,361	—	—	11,713,361
Multi-Utilities	45,428,421	—	—	45,428,421
Multiline Retail	17,304,994	—	—	17,304,994
Oil, Gas & Consumable Fuels	30,311,406	—	—	30,311,406
Pharmaceuticals	10,810,786	—	—	10,810,786
Professional Services	4,954,313	—	—	4,954,313
Real Estate Investment Trusts (REITs)	109,579,655	—	—	109,579,655
Semiconductors & Semiconductor Equipment	4,768,751	—	—	4,768,751
Specialty Retail	4,203,520	—	—	4,203,520
Technology Hardware, Storage & Peripherals	11,644,098	—	—	11,644,098
Tobacco	10,344,090	—	—	10,344,090
Short-Term Investment	501,495	—	—	501,495

TOTAL INVESTMENTS	$437,005,325	$—	$—	$437,005,325

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	225,851	$225,851	$19,322,372	$19,046,728	$—	$—	501,495	$501,495	$4,474	$—

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.4%
Arconic, Inc.	53,890	$1,241,626
General Dynamics Corp.	17,669	3,903,082
Harris Corp.	5,606	904,136
Huntington Ingalls Industries, Inc.	1,824	470,154
L3 Technologies, Inc.	10,092	2,099,136
Lockheed Martin Corp.	12,063	4,076,450
Northrop Grumman Corp.	7,308	2,551,369
Raytheon Co.	14,671	3,166,295
Textron, Inc.	33,483	1,974,492
United Technologies Corp.	94,809	11,928,868

		32,315,608

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	17,710	1,659,604
Expeditors International of Washington, Inc.	10,128	641,102
FedEx Corp.	13,765	3,305,114
United Parcel Service, Inc. Class B	44,560	4,663,650

		10,269,470

AIRLINES — 0.8%
Alaska Air Group, Inc. (a)	15,695	972,462
American Airlines Group, Inc.	24,987	1,298,325
Delta Air Lines, Inc.	83,752	4,590,447
Southwest Airlines Co.	23,075	1,321,736
United Continental Holdings, Inc. (b)	30,987	2,152,667

		10,335,637

AUTO COMPONENTS — 0.1%
BorgWarner, Inc.	8,368	420,325
Goodyear Tire & Rubber Co.	31,507	837,456

		1,257,781

AUTOMOBILES — 0.9%
Ford Motor Co.	498,034	5,518,217
General Motors Co.	163,070	5,925,964
Harley-Davidson, Inc.	21,373	916,474

		12,360,655

BANKS — 12.3%
Bank of America Corp.	636,647	19,093,044
BB&T Corp.	100,829	5,247,141
Citigroup, Inc.	328,928	22,202,640
Citizens Financial Group, Inc.	62,880	2,639,702
Comerica, Inc.	10,972	1,052,544
Fifth Third Bancorp	89,968	2,856,484
Huntington Bancshares, Inc.	137,966	2,083,287
JPMorgan Chase & Co.	439,162	48,294,645
KeyCorp.	137,151	2,681,302
M&T Bank Corp.	19,400	3,576,584
People’s United Financial, Inc.	44,376	828,056
PNC Financial Services Group, Inc.	60,346	9,126,729
Regions Financial Corp.	148,157	2,752,757
SunTrust Banks, Inc.	60,913	4,144,521
US Bancorp	201,293	10,165,296
Wells Fargo & Co.	561,729	29,440,217

Security Description	Shares	Value

Zions Bancorp	25,599	$1,349,835

		167,534,784

BEVERAGES — 1.9%
Brown-Forman Corp. Class B	10,400	565,760
Coca-Cola Co.	269,078	11,686,057
Dr. Pepper Snapple Group, Inc.	12,055	1,427,071
Molson Coors Brewing Co. Class B	23,508	1,770,858
PepsiCo, Inc.	92,671	10,115,040

		25,564,786

BIOTECHNOLOGY — 1.0%
Alexion Pharmaceuticals, Inc. (b)	13,765	1,534,247
Amgen, Inc.	35,032	5,972,255
Biogen, Inc. (b)	8,359	2,288,862
Gilead Sciences, Inc.	58,313	4,396,217

		14,191,581

BUILDING PRODUCTS — 0.4%
Allegion PLC	4,419	376,897
Johnson Controls International PLC	118,059	4,160,399
Masco Corp.	13,757	556,333

		5,093,629

CAPITAL MARKETS — 3.3%
Affiliated Managers Group, Inc.	3,840	727,987
Ameriprise Financial, Inc.	5,708	844,441
Bank of New York Mellon Corp.	130,626	6,731,158
BlackRock, Inc.	6,472	3,506,012
CME Group, Inc.	14,217	2,299,458
Franklin Resources, Inc.	41,724	1,446,988
Goldman Sachs Group, Inc.	45,172	11,377,020
Invesco, Ltd.	51,868	1,660,295
Morgan Stanley	177,696	9,588,476
Nasdaq, Inc.	7,555	651,392
Northern Trust Corp.	12,844	1,324,602
Raymond James Financial, Inc.	8,449	755,425
State Street Corp. (c)	47,299	4,717,129

		45,630,383

CHEMICALS — 3.0%
Air Products & Chemicals, Inc.	17,710	2,816,421
Albemarle Corp.	5,606	519,900
CF Industries Holdings, Inc.	16,800	633,864
DowDuPont, Inc.	298,790	19,035,911
Eastman Chemical Co.	18,437	1,946,578
Ecolab, Inc.	17,794	2,439,024
International Flavors & Fragrances, Inc.	3,859	528,336
LyondellBasell Industries NV Class A	41,464	4,381,916
Monsanto Co.	26,904	3,139,428
Mosaic Co.	44,561	1,081,941
PPG Industries, Inc.	16,778	1,872,425
Praxair, Inc.	17,585	2,537,515

		40,933,259

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Republic Services, Inc.	15,667	1,037,625

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Stericycle, Inc. (b)	10,983	$642,835

		1,680,460

COMMUNICATIONS EQUIPMENT — 1.2%
Cisco Systems, Inc.	332,886	14,277,481
F5 Networks, Inc. (b)	3,604	521,174
Juniper Networks, Inc.	44,004	1,070,617

		15,869,272

CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	17,710	1,013,366
Jacobs Engineering Group, Inc.	15,560	920,374
Quanta Services, Inc. (b)	19,571	672,264

		2,606,004

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	4,655	964,982
Vulcan Materials Co.	8,359	954,347

		1,919,329

CONSUMER FINANCE — 1.2%
American Express Co.	36,988	3,450,241
Capital One Financial Corp.	62,016	5,942,373
Discover Financial Services	46,351	3,334,028
Navient Corp.	33,428	438,575
Synchrony Financial	93,932	3,149,540

		16,314,757

CONTAINERS & PACKAGING — 0.6%
Ball Corp.	44,510	1,767,492
International Paper Co.	52,759	2,818,913
Packaging Corp. of America	4,455	502,079
Sealed Air Corp.	14,059	601,585
WestRock Co.	32,454	2,082,573

		7,772,642

DISTRIBUTORS — 0.2%
Genuine Parts Co.	18,601	1,671,114
LKQ Corp. (b)	16,618	630,653

		2,301,767

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc.	9,425	239,489

DIVERSIFIED FINANCIAL SERVICES — 3.7%
Berkshire Hathaway, Inc. Class B (b)	245,840	49,040,163
Leucadia National Corp.	39,941	907,859

		49,948,022

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
AT&T, Inc.	784,168	27,955,589
CenturyLink, Inc.	124,170	2,040,113
Verizon Communications, Inc.	526,669	25,185,312

		55,181,014

ELECTRIC UTILITIES — 3.3%
Alliant Energy Corp.	29,611	1,209,905
American Electric Power Co., Inc.	62,921	4,315,751
Duke Energy Corp.	89,296	6,917,761

Security Description	Shares	Value

Edison International	41,639	$2,650,739
Entergy Corp.	23,109	1,820,527
Eversource Energy	40,667	2,396,100
Exelon Corp.	122,525	4,779,700
FirstEnergy Corp.	33,425	1,136,784
NextEra Energy, Inc.	29,583	4,831,791
PG&E Corp.	65,620	2,882,687
Pinnacle West Capital Corp.	14,041	1,120,472
PPL Corp.	87,127	2,464,823
Southern Co.	128,113	5,721,527
Xcel Energy, Inc.	64,873	2,950,424

		45,198,991

ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	5,506	766,380
Eaton Corp. PLC	56,381	4,505,406
Emerson Electric Co.	48,240	3,294,792
Rockwell Automation, Inc.	4,857	846,089

		9,412,667

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
FLIR Systems, Inc.	5,705	285,307
TE Connectivity, Ltd.	12,788	1,277,521

		1,562,828

ENERGY EQUIPMENT & SERVICES — 1.6%
Baker Hughes a GE Co.	54,659	1,517,880
Halliburton Co.	111,224	5,220,855
Helmerich & Payne, Inc.	13,883	924,052
National Oilwell Varco, Inc.	48,318	1,778,586
Schlumberger, Ltd.	176,828	11,454,918
TechnipFMC PLC	55,925	1,646,991

		22,543,282

FOOD & STAPLES RETAILING — 3.6%
Costco Wholesale Corp.	55,677	10,491,217
CVS Health Corp.	129,291	8,043,193
Kroger Co.	113,527	2,717,836
Sysco Corp.	61,177	3,668,173
Walmart, Inc.	185,785	16,529,292
Walgreens Boots Alliance, Inc.	109,023	7,137,736

		48,587,447

FOOD PRODUCTS — 2.2%
Archer-Daniels-Midland Co.	71,345	3,094,233
Campbell Soup Co. (a)	24,557	1,063,564
Conagra Brands, Inc.	52,018	1,918,424
General Mills, Inc.	47,255	2,129,310
Hershey Co.	8,359	827,207
Hormel Foods Corp.	34,304	1,177,313
J.M. Smucker Co.	14,703	1,823,319
Kellogg Co.	20,321	1,321,068
Kraft Heinz Co.	76,023	4,735,473
McCormick & Co., Inc.	7,612	809,841
Mondelez International, Inc. Class A	190,729	7,959,121
Tyson Foods, Inc. Class A	37,971	2,779,097

		29,637,970

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Baxter International, Inc.	27,968	$1,819,039
Danaher Corp.	78,091	7,645,890
DENTSPLY SIRONA, Inc.	29,463	1,482,283
Medtronic PLC	98,446	7,897,338
Varian Medical Systems, Inc. (b)	5,506	675,311
Zimmer Biomet Holdings, Inc.	11,215	1,222,884

		20,742,745

HEALTH CARE PROVIDERS & SERVICES — 2.5%
Aetna, Inc.	20,754	3,507,426
AmerisourceBergen Corp.	20,498	1,767,132
Anthem, Inc.	15,648	3,437,866
Cardinal Health, Inc.	39,951	2,504,129
DaVita, Inc. (b)	19,366	1,276,994
Envision Healthcare Corp. (b)	15,650	601,429
Express Scripts Holding Co. (b)	72,285	4,993,448
HCA Healthcare, Inc.	16,698	1,619,706
Henry Schein, Inc. (b)	20,238	1,360,196
Humana, Inc.	17,621	4,737,053
Laboratory Corp. of America Holdings (b)	5,552	898,036
McKesson Corp.	26,777	3,772,076
Quest Diagnostics, Inc.	17,493	1,754,548
Universal Health Services, Inc. Class B	11,156	1,320,982

		33,551,021

HOTELS, RESTAURANTS & LEISURE — 0.9%
Carnival Corp.	28,659	1,879,457
Chipotle Mexican Grill, Inc. (a) (b)	1,883	608,416
Darden Restaurants, Inc.	6,457	550,459
Hilton Worldwide Holdings, Inc.	15,652	1,232,752
MGM Resorts International	36,200	1,267,724
Royal Caribbean Cruises, Ltd.	7,424	874,102
Starbucks Corp.	65,526	3,793,300
Yum! Brands, Inc.	23,883	2,033,160

		12,239,370

HOUSEHOLD DURABLES — 0.4%
Garmin, Ltd.	7,308	430,660
Leggett & Platt, Inc.	16,710	741,256
Lennar Corp. Class A	14,166	834,944
Mohawk Industries, Inc. (b)	2,807	651,841
Newell Brands, Inc.	62,495	1,592,373
Whirlpool Corp.	9,219	1,411,521

		5,662,595

HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	14,928	751,774
Clorox Co.	7,317	973,966
Colgate-Palmolive Co.	59,386	4,256,788
Kimberly-Clark Corp.	25,083	2,762,391
Procter & Gamble Co.	203,264	16,114,770

		24,859,689

Security Description	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	84,305	$958,548
NRG Energy, Inc.	17,583	536,809

		1,495,357

INDUSTRIAL CONGLOMERATES — 1.5%
General Electric Co.	1,107,476	14,928,776
Honeywell International, Inc.	39,878	5,762,770

		20,691,546

INSURANCE — 4.3%
Aflac, Inc.	100,116	4,381,076
Allstate Corp.	24,115	2,286,102
American International Group, Inc.	114,851	6,250,191
Aon PLC	13,014	1,826,255
Arthur J Gallagher & Co.	11,212	770,601
Assurant, Inc.	6,683	610,893
Brighthouse Financial, Inc. (b)	12,167	625,384
Chubb, Ltd.	59,325	8,113,880
Cincinnati Financial Corp.	19,247	1,429,282
Everest Re Group, Ltd.	5,436	1,396,074
Hartford Financial Services Group, Inc.	45,467	2,342,460
Lincoln National Corp.	27,820	2,032,529
Loews Corp.	35,236	1,752,286
Marsh & McLennan Cos., Inc.	27,830	2,298,480
MetLife, Inc.	134,307	6,163,348
Principal Financial Group, Inc.	18,531	1,128,723
Prudential Financial, Inc.	54,102	5,602,262
Torchmark Corp.	8,202	690,362
Travelers Cos., Inc.	35,133	4,878,568
Unum Group	28,723	1,367,502
Willis Towers Watson PLC	10,052	1,529,814
XL Group, Ltd.	32,575	1,800,095

		59,276,167

INTERNET & CATALOG RETAIL — 0.1%
Expedia Group, Inc.	6,457	712,917
TripAdvisor, Inc. (b)	8,605	351,859

		1,064,776

INTERNET SOFTWARE & SERVICES — 0.1%
Akamai Technologies, Inc. (b)	12,914	916,636

IT SERVICES — 2.0%
Accenture PLC Class A	29,138	4,472,683
Alliance Data Systems Corp.	2,642	562,376
CSRA, Inc.	21,121	870,819
DXC Technology Co.	17,565	1,765,809
Fidelity National Information Services, Inc.	16,200	1,560,060
International Business Machines Corp.	110,012	16,879,141
Paychex, Inc.	14,065	866,263
Western Union Co.	35,972	691,742

		27,668,893

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	6,557	$552,755
Mattel, Inc. (a)	32,262	424,245

		977,000

LIFE SCIENCES TOOLS & SERVICES — 0.3%
IQVIA Holdings, Inc. (b)	7,608	746,421
PerkinElmer, Inc.	5,431	411,235
Thermo Fisher Scientific, Inc.	14,187	2,929,048

		4,086,704

MACHINERY — 1.8%
Caterpillar, Inc.	36,324	5,353,431
Cummins, Inc.	19,927	3,229,968
Deere & Co.	18,516	2,875,905
Dover Corp.	8,460	830,941
Flowserve Corp.	16,683	722,874
Fortive Corp.	13,114	1,016,597
Ingersoll-Rand PLC	18,520	1,583,645
PACCAR, Inc.	44,901	2,971,099
Parker-Hannifin Corp.	7,419	1,268,872
Pentair PLC	21,183	1,443,198
Snap-on, Inc.	7,369	1,087,222
Stanley Black & Decker, Inc.	6,537	1,001,469
Xylem, Inc.	7,308	562,131

		23,947,352

MEDIA — 3.4%
CBS Corp. Class B	25,413	1,305,974
Comcast Corp. Class A	297,708	10,172,682
Discovery Communications, Inc. Class A (a) (b)	19,570	419,385
Discovery Communications, Inc. Class C (a) (b)	38,765	756,693
DISH Network Corp. Class A (b)	28,818	1,091,914
Interpublic Group of Cos., Inc.	49,781	1,146,457
News Corp. Class A	49,034	774,737
News Corp. Class B	15,501	249,566
Omnicom Group, Inc.	29,580	2,149,579
Time Warner, Inc.	99,258	9,387,822
Twenty-First Century Fox, Inc. Class A	134,498	4,934,732
Twenty-First Century Fox, Inc. Class B	56,036	2,038,029
Viacom, Inc. Class B	45,207	1,404,129
Walt Disney Co.	102,141	10,259,042

		46,090,741

METALS & MINING — 0.6%
Freeport-McMoRan, Inc. (b)	171,815	3,018,790
Newmont Mining Corp.	68,079	2,659,846
Nucor Corp.	40,660	2,483,919

		8,162,555

MULTI-UTILITIES — 1.7%
Ameren Corp.	30,741	1,740,863
CenterPoint Energy, Inc.	54,951	1,505,657
CMS Energy Corp.	36,112	1,635,512

Security Description	Shares	Value

Consolidated Edison, Inc.	39,707	$3,094,764
Dominion Energy, Inc.	50,934	3,434,480
DTE Energy Co.	23,027	2,404,019
NiSource, Inc.	42,768	1,022,583
Public Service Enterprise Group, Inc.	64,728	3,251,935
SCANA Corp.	18,445	692,610
Sempra Energy	32,242	3,585,955
WEC Energy Group, Inc.	23,259	1,458,339

		23,826,717

MULTILINE RETAIL — 0.7%
Dollar General Corp.	17,469	1,634,225
Kohl’s Corp. (a)	21,389	1,401,193
Macy’s, Inc. (a)	38,893	1,156,678
Nordstrom, Inc.	14,860	719,372
Target Corp.	69,476	4,823,719

		9,735,187

OIL, GAS & CONSUMABLE FUELS — 10.1%
Anadarko Petroleum Corp.	69,873	4,221,028
Andeavor	18,411	1,851,410
Apache Corp.	48,586	1,869,589
Cabot Oil & Gas Corp.	31,625	758,368
Chevron Corp.	244,488	27,881,412
Cimarex Energy Co.	8,284	774,554
Concho Resources, Inc. (b)	18,979	2,853,113
ConocoPhillips	150,334	8,913,303
Devon Energy Corp.	67,078	2,132,410
EOG Resources, Inc.	48,118	5,065,382
EQT Corp.	31,446	1,493,999
Exxon Mobil Corp.	541,109	40,372,142
Hess Corp.	23,956	1,212,653
Kinder Morgan, Inc.	245,031	3,690,167
Marathon Oil Corp.	108,371	1,748,024
Marathon Petroleum Corp.	60,684	4,436,607
Newfield Exploration Co. (b)	25,248	616,556
Noble Energy, Inc.	62,114	1,882,054
Occidental Petroleum Corp.	97,679	6,345,228
ONEOK, Inc.	52,483	2,987,332
Phillips 66	53,763	5,156,947
Pioneer Natural Resources Co.	21,469	3,687,945
Range Resources Corp. (a)	28,774	418,374
Valero Energy Corp.	55,719	5,169,052
Williams Cos., Inc.	105,594	2,625,067

		138,162,716

PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A (a)	60,206	1,101,770

PHARMACEUTICALS — 4.8%
Allergan PLC	42,561	7,162,591
Bristol-Myers Squibb Co.	77,270	4,887,327
Eli Lilly & Co.	48,172	3,727,068
Johnson & Johnson	157,837	20,226,811
Merck & Co., Inc.	217,331	11,838,020
Mylan NV (b)	65,850	2,711,044
Perrigo Co. PLC	10,930	910,906
Pfizer, Inc.	410,867	14,581,670

		66,045,437

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	6,357	$748,918
IHS Markit, Ltd. (b)	46,298	2,233,416
Nielsen Holdings PLC	42,612	1,354,635
Robert Half International, Inc.	6,495	375,996
Verisk Analytics, Inc. (b)	7,308	760,032

		5,472,997

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.8%
Alexandria Real Estate Equities, Inc. REIT	5,606	700,133
Apartment Investment & Management Co. Class A REIT	11,112	452,814
AvalonBay Communities, Inc. REIT	10,061	1,654,632
Boston Properties, Inc. REIT	11,133	1,371,808
Crown Castle International Corp. REIT	16,617	1,821,389
Digital Realty Trust, Inc. REIT	10,361	1,091,842
Duke Realty Corp. REIT	45,399	1,202,166
Equity Residential REIT	47,091	2,901,747
Essex Property Trust, Inc. REIT	3,850	926,618
Federal Realty Investment Trust REIT	4,774	554,309
GGP, Inc. REIT	48,587	994,090
HCP, Inc. REIT	60,081	1,395,682
Host Hotels & Resorts, Inc. REIT	94,503	1,761,536
Iron Mountain, Inc. REIT	19,231	631,931
Kimco Realty Corp. REIT	54,509	784,930
Macerich Co. REIT	13,865	776,717
Mid-America Apartment Communities, Inc. REIT	14,644	1,336,119
Public Storage REIT	8,387	1,680,671
Realty Income Corp. REIT	36,026	1,863,625
Regency Centers Corp. REIT	18,659	1,100,508
Simon Property Group, Inc. REIT	20,379	3,145,499
SL Green Realty Corp. REIT	11,521	1,115,578
UDR, Inc. REIT	11,863	422,560
Ventas, Inc. REIT	45,408	2,249,058
Vornado Realty Trust REIT	7,555	508,452
Welltower, Inc. REIT	47,301	2,574,593
Weyerhaeuser Co. REIT	96,366	3,372,810

		38,391,817

ROAD & RAIL — 0.8%
JB Hunt Transport Services, Inc.	4,655	545,333
Kansas City Southern	7,204	791,359
Norfolk Southern Corp.	20,247	2,749,138
Union Pacific Corp.	48,209	6,480,736

		10,566,566

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Advanced Micro Devices, Inc. (a) (b)	69,229	695,751
Intel Corp.	256,957	13,382,321
QUALCOMM, Inc.	122,331	6,778,361
Xilinx, Inc.	12,467	900,616

		21,757,049

Security Description	Shares	Value

SOFTWARE — 1.0%
Autodesk, Inc. (b)	11,042	$1,386,655
CA, Inc.	39,953	1,354,407
Citrix Systems, Inc. (b)	7,264	674,099
Oracle Corp.	190,591	8,719,538
Symantec Corp.	43,427	1,122,588
Take-Two Interactive Software, Inc. (b)	5,094	498,091

		13,755,378

SPECIALTY RETAIL — 1.4%
Advance Auto Parts, Inc.	9,310	1,103,701
AutoZone, Inc. (b)	1,902	1,233,808
Best Buy Co., Inc.	32,451	2,271,246
CarMax, Inc. (a) (b)	11,917	738,139
Foot Locker, Inc.	15,749	717,209
Gap, Inc.	27,836	868,483
L Brands, Inc.	31,522	1,204,456
Lowe’s Cos., Inc.	34,182	2,999,471
O’Reilly Automotive, Inc. (b)	4,755	1,176,292
Ross Stores, Inc.	16,718	1,303,670
Tiffany & Co.	7,481	730,594
TJX Cos., Inc.	44,548	3,633,335
Tractor Supply Co.	9,355	589,552
Ulta Salon Cosmetics & Fragrance, Inc. (b)	1,994	407,314

		18,977,270

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Hewlett Packard Enterprise Co.	203,602	3,571,179
HP, Inc.	209,490	4,592,021
Seagate Technology PLC	37,046	2,167,932
Western Digital Corp.	37,920	3,498,878
Xerox Corp.	27,049	778,470

		14,608,480

TEXTILES,APPAREL & LUXURY GOODS — 0.7%
Hanesbrands, Inc. (a)	26,846	494,503
NIKE, Inc. Class B	55,469	3,685,361
PVH Corp.	10,073	1,525,355
Ralph Lauren Corp.	7,284	814,351
Tapestry, Inc.	22,277	1,171,993
Under Armour, Inc. Class A (a) (b)	23,638	386,481
Under Armour, Inc. Class C (a) (b)	23,275	333,996
VF Corp.	15,860	1,175,543

		9,587,583

TOBACCO — 1.2%
Altria Group, Inc.	107,272	6,685,191
Philip Morris International, Inc.	99,162	9,856,703

		16,541,894

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (a)	15,867	866,180
W.W. Grainger, Inc.	6,557	1,850,844

		2,717,024

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	10,261	$842,736

TOTAL COMMON STOCKS (Cost $1,388,903,544)		1,359,787,282

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (e) (f)	1,439,294	1,439,294
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	575,179	575,179

TOTAL SHORT-TERM INVESTMENTS (Cost $2,014,473)		2,014,473

TOTAL INVESTMENTS — 99.9% (Cost $1,390,918,017)		1,361,801,755

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,715,458

NET ASSETS — 100.0%		$1,363,517,213

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$32,315,608	$—	$—	$32,315,608
Air Freight & Logistics	10,269,470	—	—	10,269,470
Airlines	10,335,637	—	—	10,335,637
Auto Components	1,257,781	—	—	1,257,781
Automobiles	12,360,655	—	—	12,360,655
Banks	167,534,784	—	—	167,534,784
Beverages	25,564,786	—	—	25,564,786
Biotechnology	14,191,581	—	—	14,191,581
Building Products	5,093,629	—	—	5,093,629
Capital Markets	45,630,383	—	—	45,630,383
Chemicals	40,933,259	—	—	40,933,259
Commercial Services & Supplies	1,680,460	—	—	1,680,460
Communications Equipment	15,869,272	—	—	15,869,272
Construction & Engineering	2,606,004	—	—	2,606,004
Construction Materials	1,919,329	—	—	1,919,329
Consumer Finance	16,314,757	—	—	16,314,757
Containers & Packaging	7,772,642	—	—	7,772,642
Distributors	2,301,767	—	—	2,301,767
Diversified Consumer Services	239,489	—	—	239,489
Diversified Financial Services	49,948,022	—	—	49,948,022
Diversified Telecommunication Services	55,181,014	—	—	55,181,014
Electric Utilities	45,198,991	—	—	45,198,991
Electrical Equipment	9,412,667	—	—	9,412,667
Electronic Equipment, Instruments & Components	1,562,828	—	—	1,562,828
Energy Equipment & Services	22,543,282	—	—	22,543,282
Food & Staples Retailing	48,587,447	—	—	48,587,447

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Food Products	$29,637,970	$—	$—	$29,637,970
Health Care Equipment & Supplies	20,742,745	—	—	20,742,745
Health Care Providers & Services	33,551,021	—	—	33,551,021
Hotels, Restaurants & Leisure	12,239,370	—	—	12,239,370
Household Durables	5,662,595	—	—	5,662,595
Household Products	24,859,689	—	—	24,859,689
Independent Power Producers & Energy Traders	1,495,357	—	—	1,495,357
Industrial Conglomerates	20,691,546	—	—	20,691,546
Insurance	59,276,167	—	—	59,276,167
Internet & Catalog Retail	1,064,776	—	—	1,064,776
Internet Software & Services	916,636	—	—	916,636
IT Services	27,668,893	—	—	27,668,893
Leisure Equipment & Products	977,000	—	—	977,000
Life Sciences Tools & Services	4,086,704	—	—	4,086,704
Machinery	23,947,352	—	—	23,947,352
Media	46,090,741	—	—	46,090,741
Metals & Mining	8,162,555	—	—	8,162,555
Multi-Utilities	23,826,717	—	—	23,826,717
Multiline Retail	9,735,187	—	—	9,735,187
Oil, Gas & Consumable Fuels	138,162,716	—	—	138,162,716
Personal Products	1,101,770	—	—	1,101,770
Pharmaceuticals	66,045,437	—	—	66,045,437
Professional Services	5,472,997	—	—	5,472,997
Real Estate Investment Trusts (REITs)	38,391,817	—	—	38,391,817
Road & Rail	10,566,566	—	—	10,566,566
Semiconductors & Semiconductor Equipment	21,757,049	—	—	21,757,049
Software	13,755,378	—	—	13,755,378
Specialty Retail	18,977,270	—	—	18,977,270
Technology Hardware, Storage & Peripherals	14,608,480	—	—	14,608,480
Textiles, Apparel & Luxury Goods	9,587,583	—	—	9,587,583
Tobacco	16,541,894	—	—	16,541,894
Trading Companies & Distributors	2,717,024	—	—	2,717,024
Water Utilities	842,736	—	—	842,736
Short-Term Investments	2,014,473	—	—	2,014,473

TOTAL INVESTMENTS	$1,361,801,755	$—	$—	$1,361,801,755

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Corp.	13,136	$1,178,693	$4,101,480	$578,514	$61,651	$(46,181)	47,299	$4,717,129	$34,234	$—

State Street Institutional U.S. Government Money Market Fund, Class G Shares	941,838	941,838	22,659,378	22,161,922	—	—	1,439,294	1,439,294	13,517	—

State Street Navigator Securities Lending Government Money Market Portfolio	201,410	201,410	12,425,316	12,051,547	—	—	575,179	575,179	4,759	—

Total		$2,321,941	$39,186,174	$34,791,983	$61,651	$(46,181)		$6,731,602	$52,510	$—

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.2%
AAR Corp.	12,977	$572,416
Aerojet Rocketdyne Holdings, Inc. (a)	27,425	767,077
Aerovironment, Inc. (a)	8,100	368,631
Arotech Corp. (a)	7,474	22,796
Astronics Corp. (a)	9,772	364,496
Axon Enterprise, Inc. (a)	21,423	842,138
Cubic Corp.	6,460	410,856
Curtiss-Wright Corp.	10,849	1,465,374
Ducommun, Inc. (a)	4,371	132,791
Engility Holdings, Inc. (a)	6,963	169,897
Esterline Technologies Corp. (a)	7,852	574,374
KeyW Holding Corp. (a) (b)	5,524	43,419
KLX, Inc. (a)	13,949	991,216
Kratos Defense & Security Solutions, Inc. (a) (b)	30,159	310,336
Mercury Systems, Inc. (a)	18,911	913,780
Moog, Inc. Class A (a)	3,212	264,701
National Presto Industries, Inc. (b)	2,211	207,281
Sparton Corp. (a)	2,805	48,835
Triumph Group, Inc. (b)	20,007	504,176
Vectrus, Inc. (a)	3,872	144,193
Wesco Aircraft Holdings, Inc. (a)	21,980	225,295

		9,344,078

AIR FREIGHT & LOGISTICS — 0.3%
Air Transport Services Group, Inc. (a)	24,114	562,339
Atlas Air Worldwide Holdings, Inc. (a)	9,760	589,992
Echo Global Logistics, Inc. (a)	3,066	84,622
Forward Air Corp.	7,424	392,433
Hub Group, Inc. Class A (a)	13,564	567,653
Radiant Logistics, Inc. (a)	16,697	64,617

		2,261,656

AIRLINES — 0.4%
Allegiant Travel Co. (b)	5,520	952,476
Hawaiian Holdings, Inc.	21,608	836,230
SkyWest, Inc.	12,329	670,698
Spirit Airlines, Inc. (a) (b)	19,476	735,803

		3,195,207

AUTO COMPONENTS — 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	37,650	573,033
Cooper Tire & Rubber Co. (b)	22,743	666,370
Cooper-Standard Holdings, Inc. (a)	6,007	737,720
Dana, Inc.	39,353	1,013,733
Dorman Products, Inc. (a)	11,415	755,787
Fox Factory Holding Corp. (a)	9,587	334,586
Gentherm, Inc. (a)	14,436	490,102
Horizon Global Corp. (a) (b)	10,771	88,753
LCI Industries	6,460	672,809
Modine Manufacturing Co. (a)	11,756	248,640
Motorcar Parts of America, Inc. (a)	6,961	149,174
Shiloh Industries, Inc. (a)	4,869	42,360

Security Description	Shares	Value

Standard Motor Products, Inc.	8,531	$405,820
Stoneridge, Inc. (a)	7,025	193,890
Strattec Security Corp.	982	35,696
Superior Industries International, Inc.	564	7,501
Tenneco, Inc.	23,518	1,290,433
Tower International, Inc.	8,032	222,888
Visteon Corp. (a)	9,638	1,062,493
VOXX International Corp. (a)	8,115	40,169
Workhorse Group, Inc. (a) (b)	8,996	23,750

		9,055,707

AUTOMOBILES — 0.0% (c)
Winnebago Industries, Inc.	7,445	279,932

BANKS — 9.1%
1st Constitution Bancorp	2,064	44,582
1st Source Corp.	7,397	374,436
Access National Corp.	7,003	199,796
ACNB Corp.	4,724	138,177
Allegiance Bancshares, Inc. (a)	5,254	205,694
American National Bankshares, Inc.	4,724	177,622
Ameris Bancorp	15,567	823,494
Arrow Financial Corp.	6,029	204,685
Associated Banc-Corp.	49,988	1,242,202
Atlantic Capital Bancshares, Inc. (a)	8,696	157,398
Banc of California, Inc. (b)	9,129	176,190
BancFirst Corp.	3,707	196,842
Bancorp, Inc. (a)	14,595	157,626
BancorpSouth Bank	16,081	511,376
Bank of Commerce Holdings	4,869	56,724
Bank of Hawaii Corp.	13,325	1,107,307
Bank of Marin Bancorp	1,049	72,329
BankUnited, Inc.	33,883	1,354,642
Bankwell Financial Group, Inc.	2,027	65,432
Banner Corp.	12,475	692,238
Bar Harbor Bankshares	2,215	61,400
BCB Bancorp, Inc.	3,787	59,267
Berkshire Hills Bancorp, Inc.	13,830	524,848
Blue Hills Bancorp, Inc.	7,451	155,353
Boston Private Financial Holdings, Inc.	33,005	496,725
Bridge Bancorp, Inc.	4,185	140,407
Brookline Bancorp, Inc.	29,058	470,740
Bryn Mawr Bank Corp.	7,898	347,117
C&F Financial Corp.	1,082	56,913
Camden National Corp.	6,388	284,266
Capital City Bank Group, Inc.	5,402	133,699
Capstar Financial Holdings, Inc. (a)	2,264	42,631
Carolina Financial Corp.	6,084	238,980
Cathay General Bancorp	18,360	734,033
CenterState Bank Corp.	20,337	539,541
Central Pacific Financial Corp.	4,969	141,418
Central Valley Community Bancorp	5,495	107,482
Chemical Financial Corp.	26,987	1,475,649
Chemung Financial Corp.	1,182	54,928
Citizens & Northern Corp.	7,408	171,051
City Holding Co.	6,410	439,470
Civista Bancshares, Inc.	2,805	64,122
CNB Financial Corp.	4,430	128,869

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

CoBiz Financial, Inc.	11,223	$219,971
Codorus Valley Bancorp, Inc.	3,139	88,269
Columbia Banking System, Inc.	17,163	719,988
Community Bank System, Inc.	18,843	1,009,231
Community Bankers Trust Corp. (a)	6,933	62,397
Community Financial Corp.	1,182	43,994
Community Trust Bancorp, Inc.	6,344	286,749
ConnectOne Bancorp, Inc.	7,024	202,291
County Bancorp, Inc.	1,623	47,408
Customers Bancorp, Inc. (a)	10,760	313,654
CVB Financial Corp.	41,334	935,802
DNB Financial Corp.	1,082	38,573
Eagle Bancorp, Inc. (a)	8,198	490,650
Enterprise Bancorp, Inc.	2,637	93,060
Enterprise Financial Services Corp.	8,584	402,590
Evans Bancorp, Inc.	1,623	73,441
Farmers & Merchants Bancorp, Inc. (b)	2,136	86,230
Farmers Capital Bank Corp.	3,880	155,006
Farmers National Banc Corp.	11,991	166,075
FB Financial Corp. (a)	4,282	173,806
FCB Financial Holdings, Inc. Class A (a)	12,670	647,437
Fidelity Southern Corp.	9,098	209,891
Financial Institutions, Inc.	5,838	172,805
First BanCorp (a)	70,953	427,137
First Bancorp, Inc.	2,552	71,405
First Bancorp/Southern Pines	10,769	383,915
First Bancshares, Inc.	4,866	156,928
First Busey Corp.	12,880	382,794
First Business Financial Services, Inc.	2,705	68,058
First Citizens BancShares, Inc. Class A	1,755	725,236
First Commonwealth Financial Corp.	18,214	257,364
First Community Bancshares, Inc.	8,059	240,561
First Connecticut Bancorp, Inc.	3,722	95,283
First Financial Bancorp	24,124	708,039
First Financial Bankshares, Inc. (b)	12,835	594,260
First Financial Corp.	4,981	207,210
First Financial Northwest, Inc.	2,705	45,309
First Foundation, Inc. (a)	6,462	119,805
First Guaranty Bancshares, Inc.	1,615	41,974
First Internet Bancorp	2,164	80,068
First Interstate BancSystem, Inc. Class A	10,610	419,625
First Merchants Corp.	18,290	762,693
First Mid-Illinois Bancshares, Inc.	2,697	98,306
First Midwest Bancorp, Inc.	41,377	1,017,460
First Northwest Bancorp (a)	3,246	54,825
First of Long Island Corp.	10,184	279,551
Flushing Financial Corp.	11,397	307,263
Franklin Financial Network, Inc. (a)	667	21,744
Fulton Financial Corp.	69,814	1,239,198
German American Bancorp, Inc.	6,346	211,639
Glacier Bancorp, Inc.	30,501	1,170,628
Great Southern Bancorp, Inc.	4,374	218,481
Great Western Bancorp, Inc.	23,295	938,090

Security Description	Shares	Value

Green Bancorp, Inc. (a)	5,976	$132,966
Guaranty Bancorp	9,619	272,699
Hancock Holding Co.	33,703	1,742,445
Hanmi Financial Corp.	4,957	152,428
HarborOne Bancorp, Inc. (a)	7,993	141,156
Heartland Financial USA, Inc.	9,093	482,384
Heritage Commerce Corp.	11,164	183,983
Heritage Financial Corp.	7,125	218,025
Hilltop Holdings, Inc.	29,620	694,885
Home BancShares, Inc.	63,508	1,448,617
HomeTrust Bancshares, Inc. (a)	7,393	192,588
Hope Bancorp, Inc.	52,581	956,448
Horizon Bancorp	10,765	323,058
Howard Bancorp, Inc. (a)	2,705	53,559
IBERIABANK Corp.	19,470	1,518,660
Independent Bank Corp.	11,289	807,728
Independent Bank Corp.	9,072	207,749
Independent Bank Group, Inc.	5,922	418,685
International Bancshares Corp.	12,484	485,628
Investar Holding Corp.	2,605	67,339
Lakeland Bancorp, Inc.	10,696	212,316
Lakeland Financial Corp.	10,256	474,135
LCNB Corp.	1,557	29,583
LegacyTexas Financial Group, Inc.	7,086	303,423
Live Oak Bancshares, Inc.	4,811	133,746
Macatawa Bank Corp.	20,415	209,662
MainSource Financial Group, Inc.	5,237	212,884
MB Financial, Inc.	30,496	1,234,478
MBT Financial Corp.	12,270	131,902
Mercantile Bank Corp.	7,425	246,881
Middlefield Banc Corp.	982	48,216
Midland States Bancorp, Inc.	943	29,761
MidSouth Bancorp, Inc.	3,687	46,641
MidWestOne Financial Group, Inc.	2,268	75,502
MutualFirst Financial, Inc.	3,280	118,900
National Bank Holdings Corp. Class A	10,873	361,527
National Bankshares, Inc.	2,062	92,893
National Commerce Corp. (a)	5,483	238,785
NBT Bancorp, Inc.	6,357	225,546
Nicolet Bankshares, Inc. (a)	3,891	214,277
Northeast Bancorp	2,064	42,312
Northrim BanCorp, Inc.	2,795	96,567
Norwood Financial Corp.	1,623	48,836
OFG Bancorp	10,157	106,141
Ohio Valley Banc Corp.	1,082	45,282
Old Line Bancshares, Inc.	4,403	145,299
Old National Bancorp	29,168	492,939
Old Point Financial Corp.	1,182	31,181
Old Second Bancorp, Inc.	9,683	134,594
Opus Bank	9,683	271,124
Orrstown Financial Services, Inc.	2,264	54,676
Pacific Mercantile Bancorp (a)	4,869	46,499
Pacific Premier Bancorp, Inc. (a)	7,480	300,696
Park National Corp.	5,797	601,497
Parke Bancorp, Inc. (b)	2,064	42,931
Peapack Gladstone Financial Corp.	3,736	124,745
Penns Woods Bancorp, Inc.	1,182	50,010

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Peoples Bancorp of North Carolina, Inc.	1,473	$45,251
Peoples Bancorp, Inc.	7,498	265,804
Peoples Financial Services Corp.	3,642	166,257
People’s Utah Bancorp	6,468	208,916
Plumas Bancorp	1,082	26,888
Popular, Inc.	31,820	1,324,348
Premier Financial Bancorp, Inc.	2,020	37,592
QCR Holdings, Inc.	2,050	91,943
Reliant Bancorp, Inc.	2,264	51,597
Renasant Corp.	16,649	708,581
Republic Bancorp, Inc. Class A	5,277	202,109
Republic First Bancorp, Inc. (a)	21,013	182,813
S&T Bancorp, Inc.	9,197	367,328
Sandy Spring Bancorp, Inc.	14,713	570,276
Seacoast Banking Corp. of Florida (a)	14,999	397,024
ServisFirst Bancshares, Inc.	17,244	703,900
Shore Bancshares, Inc.	7,511	141,657
Sierra Bancorp	6,245	166,367
Simmons First National Corp. Class A	12,816	364,615
SmartFinancial, Inc. (a)	2,164	50,984
South State Corp.	15,759	1,344,243
Southern First Bancshares, Inc. (a)	2,777	123,577
Southern National Bancorp of Virginia, Inc.	7,033	111,403
Southside Bancshares, Inc.	10,250	356,085
State Bank Financial Corp.	10,134	304,121
Sterling Bancorp	39,808	897,670
Stock Yards Bancorp, Inc.	4,231	148,508
Summit Financial Group, Inc.	2,208	55,222
Sussex Bancorp	1,523	46,299
TCF Financial Corp.	49,889	1,137,968
Tompkins Financial Corp.	5,847	442,969
Towne Bank	26,246	750,636
TriCo.Bancshares	8,571	319,013
TriState Capital Holdings, Inc. (a)	9,653	224,432
Triumph Bancorp, Inc. (a)	6,924	285,269
Trustmark Corp.	9,644	300,507
Two River Bancorp	2,164	39,060
UMB Financial Corp.	18,333	1,327,126
Umpqua Holdings Corp.	53,270	1,140,511
Union Bankshares Corp.	21,107	774,838
Union Bankshares, Inc./Morrisville	2,008	102,006
United Bankshares, Inc. (b)	38,726	1,365,091
United Community Banks, Inc.	11,413	361,221
United Security Bancshares	4,228	45,451
Unity Bancorp, Inc.	2,264	49,808
Univest Corp. of Pennsylvania	12,277	340,073
Valley National Bancorp	97,914	1,220,008
Veritex Holdings, Inc. (a)	7,018	194,188
Washington Trust Bancorp, Inc.	3,368	181,030
WesBanco, Inc.	15,546	657,596
West Bancorp, Inc.	9,094	232,806
Westamerica Bancorporation	10,293	597,817
Wintrust Financial Corp.	21,426	1,843,707

		73,983,794

Security Description	Shares	Value

BEVERAGES — 0.1%
Castle Brands, Inc. (a) (b)	32,801	$40,673
Celsius Holdings, Inc. (a) (b)	6,392	27,805
Coca-Cola Bottling Co. Consolidated	1,034	178,541
Craft Brew Alliance, Inc. (a)	3,330	61,938
MGP Ingredients, Inc.	3,156	282,746
New Age Beverages Corp. (a) (b)	6,392	15,469
Primo Water Corp. (a)	11,353	132,944

		740,116

BIOTECHNOLOGY — 5.7%
Abeona Therapeutics, Inc. (a) (b)	9,652	138,506
Acceleron Pharma, Inc. (a)	13,337	521,477
Achaogen, Inc. (a) (b)	15,359	198,899
Achillion Pharmaceuticals, Inc. (a)	64,693	240,011
Acorda Therapeutics, Inc. (a)	17,202	406,827
Adamas Pharmaceuticals, Inc. (a) (b)	6,479	154,848
Aduro Biotech, Inc. (a) (b)	15,556	144,671
Advaxis, Inc. (a) (b)	995	1,682
Adverum Biotechnologies, Inc. (a)	9,738	56,480
Agenus, Inc. (a) (b)	31,845	149,990
Agios Pharmaceuticals, Inc. (a) (b)	14,884	1,217,214
Aimmune Therapeutics, Inc. (a) (b)	7,087	225,579
Akebia Therapeutics, Inc. (a)	9,032	86,075
Albireo Pharma, Inc. (a)	1,182	38,498
Alder Biopharmaceuticals, Inc. (a) (b)	25,747	326,987
Aldeyra Therapeutics, Inc. (a)	4,969	37,267
Alpine Immune Sciences, Inc. (a)	4,328	34,624
AMAG Pharmaceuticals, Inc. (a) (b)	13,365	269,305
Amicus Therapeutics, Inc. (a) (b)	67,330	1,012,643
AnaptysBio, Inc. (a) (b)	2,640	274,771
Anavex Life Sciences Corp. (a)	16,014	44,199
Aquinox Pharmaceuticals, Inc. (a)	9,097	128,086
Ardelyx, Inc. (a)	10,720	54,136
Arena Pharmaceuticals, Inc. (a)	12,428	490,906
Array BioPharma, Inc. (a)	78,458	1,280,435
Arrowhead Pharmaceuticals, Inc. (a) (b)	25,022	180,409
Asterias Biotherapeutics, Inc. (a) (b)	11,902	17,258
Atara Biotherapeutics, Inc. (a) (b)	11,375	443,625
Athersys, Inc. (a) (b)	37,284	68,230
aTyr Pharma, Inc. (a) (b)	6,492	17,204
Audentes Therapeutics, Inc. (a)	8,066	242,383
AVEO Pharmaceuticals, Inc. (a)	41,999	121,797
Avexis, Inc. (a)	8,254	1,020,029
Avid Bioservices, Inc. (a) (b)	10,279	30,015
Bellicum Pharmaceuticals, Inc. (a) (b)	10,264	67,332
BioCryst Pharmaceuticals, Inc. (a) (b)	40,908	195,131
BioSpecifics Technologies Corp. (a)	571	25,318
BioTime, Inc. (a) (b)	45,246	121,712
Blueprint Medicines Corp. (a)	11,725	1,075,182
Calithera Biosciences, Inc. (a)	16,042	101,065
Cara Therapeutics, Inc. (a) (b)	10,322	127,786
Catalyst Pharmaceuticals, Inc. (a)	20,585	49,198
Celldex Therapeutics, Inc. (a)	18,183	42,366
Cellular Biomedicine Group, Inc. (a)	3,687	64,707

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

ChemoCentryx, Inc. (a)	10,179	$138,434
Chimerix, Inc. (a)	1,705	8,866
Cidara Therapeutics, Inc. (a) (b)	2,805	11,220
Clovis Oncology, Inc. (a) (b)	17,793	939,470
Coherus Biosciences, Inc. (a) (b)	16,596	183,386
Conatus Pharmaceuticals, Inc. (a)	9,638	56,575
Concert Pharmaceuticals, Inc. (a)	3,268	74,837
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	16,200	98,820
Corvus Pharmaceuticals, Inc. (a)	4,969	57,293
CTI BioPharma Corp. (a)	12,784	49,858
Curis, Inc. (a)	3,175	2,074
Cytokinetics, Inc. (a)	18,374	132,293
CytomX Therapeutics, Inc. (a)	8,152	231,924
Dicerna Pharmaceuticals, Inc. (a) (b)	6,051	57,848
Dynavax Technologies Corp. (a) (b)	19,852	394,062
Eagle Pharmaceuticals, Inc. (a) (b)	3,642	191,897
Edge Therapeutics, Inc. (a) (b)	2,552	3,011
Editas Medicine, Inc. (a) (b)	11,212	371,678
Emergent BioSolutions, Inc. (a)	13,351	702,930
Enanta Pharmaceuticals, Inc. (a)	3,781	305,921
Epizyme, Inc. (a) (b)	18,143	322,038
Esperion Therapeutics, Inc. (a) (b)	7,644	552,891
Fate Therapeutics, Inc. (a) (b)	10,720	104,627
FibroGen, Inc. (a)	26,801	1,238,206
Five Prime Therapeutics, Inc. (a)	11,336	194,752
Flexion Therapeutics, Inc. (a) (b)	11,394	255,340
Fortress Biotech, Inc. (a) (b)	10,820	49,231
Foundation Medicine, Inc. (a)	5,838	459,742
Gemphire Therapeutics, Inc. (a)	2,064	13,437
Genomic Health, Inc. (a)	9,188	287,493
Geron Corp. (a) (b)	52,426	222,810
Global Blood Therapeutics, Inc. (a) (b)	11,359	548,640
GlycoMimetics, Inc. (a) (b)	9,738	158,048
GTx, Inc. (a) (b)	2,064	36,636
Halozyme Therapeutics, Inc. (a) (b)	47,341	927,410
Heron Therapeutics, Inc. (a) (b)	18,361	506,764
Idera Pharmaceuticals, Inc. (a) (b)	60,560	111,430
Immune Design Corp. (a)	9,097	30,020
ImmunoGen, Inc. (a) (b)	53,990	567,975
Immunomedics, Inc. (a) (b)	57,163	835,151
Inovio Pharmaceuticals, Inc. (a) (b)	17,656	83,160
Insmed, Inc. (a) (b)	29,636	667,403
Insys Therapeutics, Inc. (a) (b)	6,655	40,196
Intellia Therapeutics, Inc. (a) (b)	3,774	79,594
Intercept Pharmaceuticals, Inc. (a) (b)	5,510	338,975
Intrexon Corp. (a) (b)	23,063	353,556
Invitae Corp. (a) (b)	17,256	80,931
Iovance Biotherapeutics, Inc. (a)	29,637	500,865
Ironwood Pharmaceuticals, Inc. (a) (b)	57,400	885,682
Jounce Therapeutics, Inc. (a) (b)	4,969	111,057
Kadmon Holdings, Inc. (a)	18,294	77,749
Karyopharm Therapeutics, Inc. (a)	13,603	182,552
Keryx Biopharmaceuticals, Inc. (a) (b)	47,740	195,257

Security Description	Shares	Value

Kindred Biosciences, Inc. (a)	8,556	$74,009
Kura Oncology, Inc. (a)	8,004	150,075
La Jolla Pharmaceutical Co. (a) (b)	7,397	220,283
Lexicon Pharmaceuticals, Inc. (a) (b)	40,905	350,556
Ligand Pharmaceuticals, Inc. (a) (b)	4,751	784,675
Loxo Oncology, Inc. (a)	9,688	1,117,705
MacroGenics, Inc. (a)	13,034	327,935
Madrigal Pharmaceuticals, Inc. (a) (b)	1,723	201,229
MannKind Corp. (a) (b)	12,243	27,914
Matinas BioPharma Holdings, Inc. (a) (b)	25,022	19,137
MediciNova, Inc. (a) (b)	9,197	93,993
Merrimack Pharmaceuticals, Inc. (b)	4,869	39,195
MiMedx Group, Inc. (a) (b)	43,617	304,010
Minerva Neurosciences, Inc. (a)	9,662	60,387
Miragen Therapeutics, Inc. (a)	2,805	19,663
Molecular Templates, Inc. (a) (b)	3,146	25,168
Momenta Pharmaceuticals, Inc. (a)	29,665	538,420
Myriad Genetics, Inc. (a) (b)	27,390	809,374
NantKwest, Inc. (a)	1,033	4,018
Natera, Inc. (a)	12,958	120,121
NewLink Genetics Corp. (a) (b)	8,586	62,248
Novavax, Inc. (a) (b)	96,607	202,875
Oncocyte Corp. (a) (b)	3,246	6,817
OncoMed Pharmaceuticals, Inc. (a)	9,097	28,928
Ophthotech Corp. (a)	13,425	36,784
OPKO Health, Inc. (a) (b)	109,802	348,072
Organovo Holdings, Inc. (a) (b)	2,668	2,748
PDL BioPharma, Inc. (a)	31,150	91,581
Pieris Pharmaceuticals, Inc. (a)	16,571	113,014
Pluristem Therapeutics, Inc. (a) (b)	21,126	28,943
PolarityTE, Inc. (a) (b)	1,523	27,612
Portola Pharmaceuticals, Inc. (a)	23,655	772,572
Progenics Pharmaceuticals, Inc. (a) (b)	29,042	216,653
Protagonist Therapeutics, Inc. (a)	2,605	22,377
PTC Therapeutics, Inc. (a)	15,983	432,500
Puma Biotechnology, Inc. (a) (b)	11,377	774,205
Ra Pharmaceuticals, Inc. (a)	640	3,398
Radius Health, Inc. (a) (b)	19,392	696,948
Recro Pharma, Inc. (a)	4,769	52,507
REGENXBIO, Inc. (a)	11,356	338,977
Regulus Therapeutics, Inc. (a) (b)	26,409	18,948
Repligen Corp. (a)	7,598	274,896
Retrophin, Inc. (a) (b)	8,599	192,274
Rigel Pharmaceuticals, Inc. (a)	26,439	93,594
Sage Therapeutics, Inc. (a) (b)	13,862	2,232,752
Sangamo Therapeutics, Inc. (a)	34,241	650,579
Sarepta Therapeutics, Inc. (a) (b)	24,139	1,788,459
Savara, Inc. (a)	5,851	53,829
Selecta Biosciences, Inc. (a) (b)	469	4,779
Seres Therapeutics, Inc. (a) (b)	10,759	78,971
Sorrento Therapeutics, Inc. (a) (b)	8,656	44,578
Spark Therapeutics, Inc. (a) (b)	13,574	903,893
Spectrum Pharmaceuticals, Inc. (a)	25,241	406,128
Spring Bank Pharmaceuticals, Inc. (a) (b)	3,346	51,461

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Stemline Therapeutics, Inc. (a)	9,652	$147,676
Strongbridge Biopharma PLC (a)	10,235	90,580
Syndax Pharmaceuticals, Inc. (a) (b)	4,769	67,863
Synergy Pharmaceuticals, Inc. (a) (b)	96,091	175,847
Synlogic, Inc. (a)	3,246	30,447
Syros Pharmaceuticals, Inc. (a)	621	8,061
T2 Biosystems, Inc. (a) (b)	7,163	46,488
TG Therapeutics, Inc. (a) (b)	27,263	387,135
Trevena, Inc. (a)	1,654	2,713
Ultragenyx Pharmaceutical, Inc. (a) (b)	16,020	816,860
Vanda Pharmaceuticals, Inc. (a)	16,115	271,538
Veracyte, Inc. (a)	6,592	36,652
Verastem, Inc. (a) (b)	12,984	38,692
Vericel Corp. (a)	14,407	143,350
Vital Therapies, Inc. (a) (b)	8,399	57,113
Voyager Therapeutics, Inc. (a) (b)	2,782	52,274
XBiotech, Inc. (a)	4,969	26,584
Xencor, Inc. (a)	17,848	535,083
ZIOPHARM Oncology, Inc. (a) (b)	53,692	210,473

		46,065,074

BUILDING PRODUCTS — 1.2%
AAON, Inc.	16,682	650,598
Advanced Drainage Systems, Inc.	13,865	359,104
American Woodmark Corp. (a)	3,751	369,286
Apogee Enterprises, Inc.	12,787	554,316
Armstrong Flooring, Inc. (a)	9,707	131,724
Armstrong World Industries, Inc. (a)	16,130	908,119
Builders FirstSource, Inc. (a)	37,108	736,223
Continental Building Products, Inc. (a)	15,056	429,849
CSW Industrials, Inc. (a)	6,042	272,192
Gibraltar Industries, Inc. (a)	12,481	422,482
Griffon Corp.	13,906	253,785
Insteel Industries, Inc.	7,498	207,170
JELD-WEN Holding, Inc. (a)	21,084	645,592
NCI Building Systems, Inc. (a)	14,096	249,499
Patrick Industries, Inc. (a)	5,817	359,781
PGT Innovations, Inc. (a)	20,854	388,927
Ply Gem Holdings, Inc. (a)	9,070	195,912
Quanex Building Products Corp.	13,847	240,938
Simpson Manufacturing Co., Inc.	11,717	674,782
Trex Co., Inc. (a)	9,150	995,245
Universal Forest Products, Inc.	14,029	455,241

		9,500,765

CAPITAL MARKETS — 1.7% (c)
Arlington Asset Investment Corp. Class A (b)	507	5,597
Artisan Partners Asset Management, Inc. Class A	13,632	453,946
B. Riley Financial, Inc. (b)	10,251	199,894
BGC Partners, Inc. Class A	62,191	836,469
Cohen & Steers, Inc.	5,279	214,644
Cowen, Inc. (a) (b)	9,195	121,374
Diamond Hill Investment Group, Inc.	1,114	230,108
Donnelley Financial Solutions, Inc. (a)	13,517	232,087

Security Description	Shares	Value

Evercore, Inc. Class A	13,320	$1,161,504
Financial Engines, Inc.	22,418	784,630
GAIN Capital Holdings, Inc. (b)	3,151	21,269
GAMCO Investors, Inc. Class A	2,805	69,648
Great Elm Capital Corp.	3,246	29,928
Greenhill & Co., Inc.	3,041	56,258
Hamilton Lane, Inc. Class A	4,929	183,507
Hennessy Advisors, Inc.	1,523	29,394
Houlihan Lokey, Inc.	8,071	359,967
Interactive Brokers Group, Inc. Class A	17,753	1,193,712
INTL. FCStone, Inc. (a)	4,956	211,522
Investment Technology Group, Inc.	3,802	75,051
Ladenburg Thalmann Financial Services, Inc.	43,427	142,006
Legg Mason, Inc.	28,032	1,139,501
LPL Financial Holdings, Inc.	27,267	1,665,196
Moelis & Co. Class A	9,265	471,125
Morningstar, Inc.	5,310	507,211
Piper Jaffray Cos	2,265	188,108
PJT Partners, Inc. Class A	3,711	185,921
Pzena Investment Management, Inc. Class A	5,885	65,500
Safeguard Scientifics, Inc. (a)	2,594	31,777
Silvercrest Asset Management Group, Inc. Class A	1,723	26,190
Stifel Financial Corp.	25,821	1,529,378
Virtus Investment Partners, Inc.	608	75,270
Waddell & Reed Financial, Inc. Class A (b)	18,784	379,625
Westwood Holdings Group, Inc.	2,789	157,551
WisdomTree Investments, Inc.	47,450	435,116

		13,469,984

CHEMICALS — 1.9%
A Schulman, Inc.	11,875	510,625
Advanced Emissions Solutions, Inc. (b)	5,951	67,961
AdvanSix, Inc. (a)	9,121	317,228
AgroFresh Solutions, Inc. (a)	17,112	125,773
American Vanguard Corp.	5,832	117,806
Balchem Corp.	13,037	1,065,775
Cabot Corp.	18,294	1,019,342
Chase Corp.	2,758	321,169
Codexis, Inc. (a) (b)	13,208	145,288
Core Molding Technologies, Inc.	2,264	40,367
Ferro Corp. (a)	20,414	474,013
Flotek Industries, Inc. (a) (b)	11,126	67,869
FutureFuel Corp.	11,378	136,422
GCP Applied Technologies, Inc. (a)	28,503	828,012
Hawkins, Inc.	393	13,814
HB Fuller Co.	12,288	611,082
Ingevity Corp. (a)	10,399	766,302
Innophos Holdings, Inc.	8,092	325,379
Innospec, Inc.	9,650	661,990
Intrepid Potash, Inc. (a)	37,142	135,197
KMG Chemicals, Inc.	3,852	230,928
Koppers Holdings, Inc. (a)	4,404	181,004
Kraton Corp. (a)	7,099	338,693

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

LSB Industries, Inc. (a)	1,181	$7,240
Minerals Technologies, Inc.	15,475	1,036,051
OMNOVA Solutions, Inc. (a)	11,756	123,438
Platform Specialty Products Corp. (a)	82,975	799,049
PolyOne Corp.	21,985	934,802
Quaker Chemical Corp.	4,973	736,651
Rayonier Advanced Materials, Inc.	18,323	393,395
Sensient Technologies Corp.	17,802	1,256,465
Stepan Co.	7,975	663,361
Trecora Resources (a)	8,517	115,831
Tredegar Corp.	10,265	184,257
Trinseo SA	10,781	798,333
Tronox, Ltd. Class A	13,967	257,552

		15,808,464

COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	23,096	773,254
ACCO Brands Corp.	44,028	552,551
Advanced Disposal Services, Inc. (a)	19,988	445,333
Aqua Metals, Inc. (a) (b)	9,197	23,820
ARC Document Solutions, Inc. (a)	11,361	24,994
Brink’s Co.	20,303	1,448,619
Casella Waste Systems, Inc. Class A (a)	9,670	226,085
CECO Environmental Corp.	678	3,017
Civeo Corp. (a)	55,424	208,948
Clean Harbors, Inc. (a)	17,112	835,237
Covanta Holding Corp.	38,165	553,393
Deluxe Corp.	20,478	1,515,577
Ennis, Inc.	10,818	213,115
Essendant, Inc.	976	7,613
Healthcare Services Group, Inc.	17,719	770,422
Heritage-Crystal Clean, Inc. (a)	3,765	88,666
Herman Miller, Inc.	23,564	752,870
HNI Corp.	19,961	720,392
Hudson Technologies, Inc. (a) (b)	25,207	124,523
InnerWorkings, Inc. (a)	19,468	176,185
Interface, Inc.	15,103	380,596
Kimball International, Inc. Class B	10,615	180,880
Knoll, Inc.	19,371	391,100
LSC Communications, Inc.	6,209	108,347
Matthews International Corp. Class A	12,798	647,579
McGrath RentCorp.	6,089	326,918
Mobile Mini, Inc.	17,763	772,691
MSA Safety, Inc.	13,866	1,154,206
Multi-Color Corp.	6,308	416,643
Pitney Bowes, Inc.	59,086	643,447
Quad/Graphics, Inc.	14,906	377,867
RR Donnelley & Sons Co.	11,625	101,486
SP Plus Corp. (a)	7,446	265,078
Steelcase, Inc. Class A	34,397	467,799
Team, Inc. (a) (b)	5,391	74,126
Tetra Tech, Inc.	14,679	718,537
UniFirst Corp.	3,800	614,270
US Ecology, Inc.	8,658	461,471
Viad Corp.	4,896	256,795

Security Description	Shares	Value

VSE Corp.	2,114	$109,336

		17,933,786

COMMUNICATIONS EQUIPMENT — 1.7%
Acacia Communications, Inc. (a) (b)	9,094	349,755
ADTRAN, Inc.	18,773	291,920
Applied Optoelectronics, Inc. (a) (b)	10,135	253,983
CalAmp Corp. (a)	7,542	172,561
Calix, Inc. (a)	1,514	10,371
Ciena Corp. (a)	61,230	1,585,857
Clearfield, Inc. (a)	100	1,290
Comtech Telecommunications Corp.	6,010	179,639
Digi International, Inc. (a)	1,042	10,733
EchoStar Corp. Class A (a)	12,884	679,889
EMCORE Corp. (a)	4,312	24,578
Extreme Networks, Inc. (a)	43,356	479,951
Finisar Corp. (a) (b)	44,679	706,375
Harmonic, Inc. (a)	15,199	57,756
Infinera Corp. (a) (b)	56,663	615,360
InterDigital, Inc.	14,644	1,077,798
KVH Industries, Inc. (a)	4,428	45,830
Lumentum Holdings, Inc. (a) (b)	25,665	1,637,427
NETGEAR, Inc. (a)	13,331	762,533
NetScout Systems, Inc. (a)	38,885	1,024,620
Oclaro, Inc. (a)	73,088	698,721
PC-Tel, Inc. (a)	4,969	35,678
Plantronics, Inc.	13,731	828,941
Quantenna Communications, Inc. (a) (b)	938	12,851
Ribbon Communications, Inc. (a)	4,791	24,434
ViaSat, Inc. (a) (b)	21,596	1,419,289
Viavi Solutions, Inc. (a)	92,660	900,655

		13,888,795

CONSTRUCTION & ENGINEERING — 1.1%
Aegion Corp. (a)	13,885	318,105
Ameresco, Inc. Class A (a)	5,410	70,330
Argan, Inc.	6,048	259,762
Comfort Systems USA, Inc.	8,114	334,702
Dycom Industries, Inc. (a) (b)	12,477	1,342,900
EMCOR Group, Inc.	15,094	1,176,275
Goldfield Corp. (a)	8,015	30,858
Granite Construction, Inc.	11,042	616,806
Great Lakes Dredge & Dock Corp. (a)	10,717	49,298
HC2 Holdings, Inc. (a)	3,326	17,495
IES Holdings, Inc. (a)	6,392	96,839
KBR, Inc.	39,800	644,362
Layne Christensen Co. (a) (b)	5,410	80,717
Limbach Holdings, Inc. (a)	982	12,157
MasTec, Inc. (a)	26,382	1,241,273
MYR Group, Inc. (a)	7,383	227,544
Northwest Pipe Co. (a)	3,146	54,426
NV5 Global, Inc. (a)	2,060	114,845
Orion Group Holdings, Inc. (a)	7,574	49,913
Primoris Services Corp.	17,175	429,031
Sterling Construction Co., Inc. (a)	10,178	116,640
Tutor Perini Corp. (a)	15,497	341,709

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Valmont Industries, Inc.	6,933	$1,014,298

		8,640,285

CONSTRUCTION MATERIALS — 0.2%
Forterra, Inc. (a) (b)	5,310	44,179
Summit Materials, Inc. Class A (a)	42,949	1,300,496
United States Lime & Minerals, Inc.	565	41,347
US Concrete, Inc. (a) (b)	5,851	353,400

		1,739,422

CONSUMER FINANCE — 0.6%
Consumer Portfolio Services, Inc. (a)	5,510	20,773
Elevate Credit, Inc. (a) (b)	2,805	19,859
Encore Capital Group, Inc. (a) (b)	5,874	265,505
Enova International, Inc. (a)	5,551	122,400
FirstCash, Inc.	19,929	1,619,231
Green Dot Corp. Class A (a)	12,020	771,203
LendingClub Corp. (a)	140,137	490,479
Nelnet, Inc. Class A	4,842	253,769
OneMain Holdings, Inc. (a)	16,571	496,136
PRA Group, Inc. (a) (b)	18,370	698,060
Regional Management Corp. (a)	3,708	118,063
World Acceptance Corp. (a)	2,805	295,367

		5,170,845

CONTAINERS & PACKAGING — 0.5%
Graphic Packaging Holding Co.	86,583	1,329,049
Greif, Inc. Class A	2,785	145,516
Myers Industries, Inc.	9,254	195,722
Owens-Illinois, Inc. (a)	54,342	1,177,048
Silgan Holdings, Inc.	33,997	946,816
UFP Technologies, Inc. (a)	1,723	50,829

		3,844,980

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	18,884	401,474
Weyco Group, Inc.	2,064	69,350

		470,824

DIVERSIFIED CONSUMER SERVICES — 1.1%
Adtalem Global Education, Inc. (a)	25,274	1,201,779
American Public Education, Inc. (a)	5,856	251,808
Ascent Capital Group, Inc. Class A (a)	559	2,057
Bridgepoint Education, Inc. (a)	1,743	11,748
Cambium Learning Group, Inc. (a)	4,869	54,533
Capella Education Co.	4,716	411,943
Career Education Corp. (a)	22,869	300,499
Carriage Services, Inc.	1,737	48,045
Chegg, Inc. (a) (b)	23,034	475,882
Collectors Universe, Inc.	2,605	40,925
Graham Holdings Co. Class B	1,623	977,452
Grand Canyon Education, Inc. (a)	16,255	1,705,475
Houghton Mifflin Harcourt Co. (a)	49,952	347,166
K12, Inc. (a)	13,364	189,501
Laureate Education, Inc. Class A (a)	4,885	67,169
Liberty Tax, Inc.	2,805	28,330
Regis Corp. (a)	15,492	234,394
Sotheby’s (a)	17,199	882,481
Strayer Education, Inc.	2,271	229,484

Security Description	Shares	Value

Weight Watchers International, Inc. (a)	18,191	$1,159,130

		8,619,801

DIVERSIFIED FINANCIAL SERVICES — 0.2%
A-Mark Precious Metals, Inc.	1,523	18,657
Marlin Business Services Corp.	3,897	110,480
On Deck Capital, Inc. (a)	2,827	15,803
Texas Pacific Land Trust	2,605	1,316,619
Tiptree, Inc.	1,694	10,757

		1,472,316

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Alaska Communications Systems Group, Inc. (a)	15,148	27,266
ATN International, Inc.	4,395	262,030
Cincinnati Bell, Inc. (a)	17,208	238,331
Cogent Communications Holdings, Inc.	10,368	449,971
Consolidated Communications Holdings, Inc. (b)	27,390	300,194
Frontier Communications Corp. (b)	38,761	287,607
Globalstar, Inc. (a)	199,480	137,143
Hawaiian Telcom Holdco, Inc. (a)	2,705	72,169
IDT Corp. Class B (a)	975	6,113
Iridium Communications, Inc. (a) (b)	33,206	373,568
Ooma, Inc. (a)	4,969	54,162
ORBCOMM, Inc. (a)	25,863	242,336
pdvWireless, Inc. (a)	2,545	75,968
Verizon Communications, Inc.	2,391	114,338
Vonage Holdings Corp. (a)	78,946	840,775
Windstream Holdings, Inc.	40,380	56,936

		3,538,907

ELECTRIC UTILITIES — 0.8%
ALLETE, Inc.	16,674	1,204,696
El Paso Electric Co.	9,780	498,780
Hawaiian Electric Industries, Inc.	32,260	1,109,099
MGE Energy, Inc.	14,096	790,786
Otter Tail Corp.	15,572	675,046
PNM Resources, Inc.	25,849	988,724
Portland General Electric Co.	30,154	1,221,539
Spark Energy, Inc. Class A (b)	431	5,107

		6,493,777

ELECTRICAL EQUIPMENT — 0.7%
Allied Motion Technologies, Inc.	2,164	86,019
Atkore International Group, Inc. (a)	1,557	30,906
AZZ, Inc.	10,855	474,363
Babcock & Wilcox Enterprises, Inc. (a) (b) (d)	11,075	48,398
Encore Wire Corp.	7,997	453,430
Energous Corp. (a) (b)	7,447	119,375
EnerSys	17,779	1,233,329
Enphase Energy, Inc. (a) (b)	22,773	104,073
FuelCell Energy, Inc. (a)	14,948	25,860
Generac Holdings, Inc. (a)	13,513	620,382
General Cable Corp.	11,279	333,858
LSI Industries, Inc.	8,998	72,974

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Plug Power, Inc. (a) (b)	89,250	$168,683
Powell Industries, Inc.	133	3,570
Preformed Line Products Co.	641	41,723
Regal Beloit Corp.	13,525	992,059
Revolution Lighting Technologies, Inc. (a) (b)	4,869	16,701
Sunrun, Inc. (a) (b)	35,998	321,462
Thermon Group Holdings, Inc. (a)	5,901	132,241
TPI Composites, Inc. (a)	3,887	87,263
Ultralife Corp. (a)	2,605	26,050
Vicor Corp. (a)	7,522	214,753

		5,607,472

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
Akoustis Technologies, Inc. (a) (b)	4,228	24,649
Anixter International, Inc. (a)	12,908	977,781
AVX Corp.	20,049	331,811
Badger Meter, Inc.	11,948	563,348
Bel Fuse, Inc. Class B	1,028	19,429
Belden, Inc.	11,530	794,878
Benchmark Electronics, Inc.	20,009	597,269
Control4 Corp. (a)	9,146	196,456
CTS Corp.	8,176	222,387
Daktronics, Inc.	14,996	132,115
Dolby Laboratories, Inc. Class A	17,853	1,134,737
Electro Scientific Industries, Inc. (a)	11,742	226,973
ePlus, Inc. (a)	2,822	219,269
FARO Technologies, Inc. (a)	6,968	406,931
Fitbit, Inc. Class A (a) (b)	85,982	438,508
ID Systems, Inc. (a)	4,428	27,542
II-VI, Inc. (a)	17,860	730,474
Insight Enterprises, Inc. (a)	15,555	543,336
Iteris, Inc. (a) (b)	8,556	42,438
Itron, Inc. (a)	13,920	995,976
KEMET Corp. (a)	13,002	235,726
Kimball Electronics, Inc. (a)	7,981	128,893
Knowles Corp. (a)	35,572	447,851
Littelfuse, Inc.	7,573	1,576,547
Maxwell Technologies, Inc. (a) (b)	14,362	85,167
Mesa Laboratories, Inc. (b)	512	76,001
Methode Electronics, Inc.	9,047	353,738
MicroVision, Inc. (a) (b)	29,014	32,786
MTS Systems Corp.	7,584	391,714
Napco Security Technologies, Inc. (a)	3,346	39,148
Novanta, Inc. (a)	12,528	653,335
OSI Systems, Inc. (a)	6,902	450,494
PAR Technology Corp. (a)	3,246	45,736
Park Electrochemical Corp.	3,676	61,904
PC Connection, Inc.	5,275	131,875
PCM, Inc. (a)	2,705	22,451
Plexus Corp. (a)	8,054	481,065
Rogers Corp. (a)	5,792	692,376
Sanmina Corp. (a)	29,218	764,051
ScanSource, Inc. (a)	10,785	383,407
Systemax, Inc.	4,407	125,820
Tech Data Corp. (a)	9,276	789,666
TTM Technologies, Inc. (a)	39,588	605,301
VeriFone Systems, Inc. (a)	50,717	780,027

Security Description	Shares	Value

Vishay Intertechnology, Inc. (b)	32,873	$611,438
Vishay Precision Group, Inc. (a)	4,886	152,199

		18,745,023

ENERGY EQUIPMENT & SERVICES — 1.5%
Archrock, Inc.	29,787	260,636
Aspen Aerogels, Inc. (a)	7,033	30,031
Basic Energy Services, Inc. (a)	9,762	140,963
Bristow Group, Inc. (b)	13,885	180,505
C&J Energy Services, Inc. (a)	24,826	641,007
CARBO Ceramics, Inc. (a) (b)	8,556	62,031
Diamond Offshore Drilling, Inc. (a) (b)	42,619	624,795
Dril-Quip, Inc. (a)	13,517	605,562
Eco-Stim Energy Solutions, Inc. (a)	27,267	25,904
Ensco PLC Class A (b)	7,686	33,742
Era Group, Inc. (a)	9,825	91,864
Exterran Corp. (a)	13,534	361,358
Fairmount Santrol Holdings, Inc. (a) (b)	87,307	371,055
Forum Energy Technologies, Inc. (a) (b)	33,958	373,538
Geospace Technologies Corp. (a)	427	4,214
Gulf Island Fabrication, Inc.	4,428	31,439
Helix Energy Solutions Group, Inc. (a)	54,885	317,784
Hornbeck Offshore Services, Inc. (a)	10,820	31,486
Independence Contract Drilling, Inc. (a)	11,902	44,990
ION Geophysical Corp. (a)	3,346	90,677
Keane Group, Inc. (a) (b)	10,207	151,064
Key Energy Services, Inc. (a)	4,428	51,896
Mammoth Energy Services, Inc. (a)	10,720	343,683
Matrix Service Co. (a)	10,784	147,741
McDermott International, Inc. (a)	126,552	770,702
Nabors Industries, Ltd.	757	5,291
Natural Gas Services Group, Inc. (a)	1,493	35,608
Newpark Resources, Inc. (a)	36,161	292,904
Oceaneering International, Inc.	45,272	839,343
Oil States International, Inc. (a)	22,239	582,662
Parker Drilling Co. (a)	53,956	34,262
Patterson-UTI Energy, Inc.	77,106	1,350,126
PHI, Inc. NVDR (a)	3,811	39,025
Pioneer Energy Services Corp. (a)	46,905	126,643
ProPetro Holding Corp. (a) (b)	14,142	224,716
RigNet, Inc. (a)	412	5,603
Rowan Cos. PLC Class A (a)	42,578	491,350
SEACOR Holdings, Inc. (a)	2,621	133,933
Smart Sand, Inc. (a) (b)	6,592	38,365
Superior Energy Services, Inc. (a)	69,339	584,528
TETRA Technologies, Inc. (a)	54,775	205,406
Tidewater, Inc. (a) (b)	8,656	247,648
Unit Corp. (a)	21,067	416,284
US Silica Holdings, Inc. (b)	35,917	916,602
Willbros Group, Inc. (a)	37	20

		12,358,986

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.6%
Alexander & Baldwin, Inc.	22,485	$520,078
Armada Hoffler Properties, Inc. REIT	15,145	207,335
Bluerock Residential Growth REIT, Inc. (b)	1,542	13,107
CareTrust REIT, Inc.	30,258	405,457
CatchMark Timber Trust, Inc. Class A REIT	11,777	146,859
Chatham Lodging Trust REIT	5,956	114,057
City Office REIT, Inc.	6,478	74,886
Clipper Realty, Inc. REIT (b)	4,769	40,393
Community Healthcare Trust, Inc. REIT (b)	4,719	121,467
CoreCivic, Inc. REIT	40,261	785,895
CorEnergy Infrastructure Trust, Inc. REIT	5,837	219,121
CoreSite Realty Corp. REIT	10,820	1,084,813
Empire State Realty Trust, Inc. Class A REIT	43,973	738,307
Farmland Partners, Inc. REIT (b)	1,090	9,101
Four Corners Property Trust, Inc. REIT	14,506	334,944
GEO Group, Inc. REIT	49,114	1,005,364
Getty Realty Corp. REIT	12,769	322,034
Gladstone Commercial Corp. REIT	11,908	206,485
Gladstone Land Corp. REIT (b)	3,246	39,212
Global Medical REIT, Inc. (b)	6,392	44,424
Global Net Lease, Inc. REIT (b)	29,243	493,622
Government Properties Income Trust REIT	37,141	507,346
Gramercy Property Trust REIT	58,797	1,277,659
InfraREIT, Inc. (a)	9,186	178,484
Investors Real Estate Trust	9,639	50,026
iStar, Inc. (a) (b)	3,733	37,965
Jernigan Capital, Inc. REIT (b)	1,004	18,172
Lexington Realty Trust REIT	91,632	721,144
MedEquities Realty Trust, Inc. REIT	2,218	23,311
MGM Growth Properties LLC Class A	14,607	387,670
Monmouth Real Estate Investment Corp.	16,272	244,731
National Health Investors, Inc. REIT	15,217	1,023,952
New Senior Investment Group, Inc. REIT	13,142	107,502
New York REIT, Inc. (b)	5,486	118,004
One Liberty Properties, Inc.	5,342	118,058
Outfront Media, Inc. REIT	46,880	878,531
Physicians Realty Trust REIT	70,124	1,091,831
PotlatchDeltic Corp. REIT	18,723	974,532
Preferred Apartment Communities, Inc. Class A	10,191	144,610
QTS Realty Trust, Inc. Class A REIT	15,171	549,494
Sabra Health Care REIT, Inc.	71,975	1,270,359
Select Income REIT	28,467	554,537
Spirit Realty Capital, Inc. REIT	144,618	1,122,236
STAG Industrial, Inc. REIT	34,300	820,456
Terreno Realty Corp.	18,876	651,411

Security Description	Shares	Value

UMH Properties, Inc.	14,388	$192,943
Uniti Group, Inc. REIT (a) (b)	45,136	733,460
Urstadt Biddle Properties, Inc. Class A REIT	2,801	54,059
Whitestone REIT (b)	5,927	61,581

		20,841,025

FOOD & STAPLES RETAILING — 0.7%
Andersons, Inc.	11,367	376,248
Chefs’ Warehouse, Inc. (a)	8,501	195,523
Ingles Markets, Inc. Class A	1,690	57,206
Performance Food Group Co. (a)	34,461	1,028,661
PriceSmart, Inc.	9,104	760,639
Rite Aid Corp. (a) (b)	373,251	627,062
Smart & Final Stores, Inc. (a) (b)	29,029	161,111
SpartanNash Co.	9,876	169,966
Sprouts Farmers Market, Inc. (a)	40,538	951,427
SUPERVALU, Inc. (a) (b)	15,542	236,705
United Natural Foods, Inc. (a)	20,097	862,965
Village Super Market, Inc. Class A	431	11,365
Weis Markets, Inc.	4,212	172,608

		5,611,486

FOOD PRODUCTS — 1.3%
B&G Foods, Inc. (b)	26,841	636,132
Calavo Growers, Inc. (b)	3,354	309,239
Cal-Maine Foods, Inc. (a)	13,065	570,940
Darling Ingredients, Inc. (a)	65,416	1,131,697
Dean Foods Co.	17,880	154,125
Farmer Brothers Co. (a)	3,628	109,566
Flowers Foods, Inc.	56,125	1,226,892
Fresh Del Monte Produce, Inc.	13,336	603,321
Freshpet, Inc. (a)	9,754	160,453
Hain Celestial Group, Inc. (a) (b)	36,047	1,156,027
Hostess Brands, Inc. (a)	35,686	527,796
J&J Snack Foods Corp.	5,229	714,072
John B Sanfilippo & Son, Inc.	610	35,301
Lancaster Colony Corp.	8,069	993,617
Landec Corp. (a)	10,324	134,728
Lifeway Foods, Inc. (a)	1,182	7,080
Limoneira Co.	2,752	65,305
Sanderson Farms, Inc. (b)	7,392	879,796
Seneca Foods Corp. Class A (a)	114	3,158
Simply Good Foods Co. (a) (b)	16,230	222,838
Tootsie Roll Industries, Inc. (b)	2,393	70,475
TreeHouse Foods, Inc. (a)	17,430	667,046

		10,379,604

GAS UTILITIES — 0.7%
Chesapeake Utilities Corp.	6,350	446,722
New Jersey Resources Corp.	34,940	1,401,094
Northwest Natural Gas Co.	10,754	619,968
ONE Gas, Inc.	13,380	883,348
RGC Resources, Inc.	1,723	43,764
South Jersey Industries, Inc.	33,223	935,560
Southwest Gas Holdings, Inc.	12,109	818,932
Spire, Inc.	11,854	857,044

		6,006,432

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Abaxis, Inc.	9,141	$645,537
Accuray, Inc. (a)	8,042	40,210
Analogic Corp.	5,498	527,258
AngioDynamics, Inc. (a)	13,561	233,927
Anika Therapeutics, Inc. (a)	5,790	287,879
Antares Pharma, Inc. (a) (b)	85,055	187,121
AtriCure, Inc. (a)	13,634	279,770
Atrion Corp.	554	349,740
AxoGen, Inc. (a)	7,437	271,451
Bovie Medical Corp. (a)	7,474	22,198
Cantel Medical Corp.	12,298	1,370,120
Cardiovascular Systems, Inc. (a)	13,333	292,393
Cerus Corp. (a)	44,625	244,545
Cogentix Medical, Inc. (a)	6,933	26,692
ConforMIS, Inc. (a)	10,619	15,398
CONMED Corp.	10,875	688,714
Corindus Vascular Robotics, Inc. (a) (b)	42,540	58,280
CryoLife, Inc. (a)	6,867	137,683
CryoPort, Inc. (a)	10,279	88,399
Cutera, Inc. (a)	5,510	276,878
CytoSorbents Corp. (a)	8,015	56,506
Endologix, Inc. (a) (b)	10,091	42,685
FONAR Corp. (a)	2,064	61,507
GenMark Diagnostics, Inc. (a) (b)	11,684	63,561
Glaukos Corp. (a) (b)	13,880	427,920
Globus Medical, Inc. Class A (a)	23,105	1,151,091
Haemonetics Corp. (a)	14,914	1,091,108
Halyard Health, Inc. (a)	12,318	567,613
Heska Corp. (a)	1,538	121,610
ICU Medical, Inc. (a)	4,980	1,256,952
Inogen, Inc. (a)	6,897	847,227
Insulet Corp. (a)	18,209	1,578,356
Integer Holdings Corp. (a)	6,800	384,540
Integra LifeSciences Holdings Corp. (a)	25,672	1,420,689
Invacare Corp. (b)	13,307	231,542
Invuity, Inc. (a)	3,887	14,965
iRadimed Corp. (a) (b)	1,182	16,666
iRhythm Technologies, Inc. (a)	4,879	307,133
IRIDEX Corp. (a)	3,346	19,139
K2M Group Holdings, Inc. (a)	6,498	123,137
Lantheus Holdings, Inc. (a)	12,777	203,154
LeMaitre Vascular, Inc.	5,852	212,018
Meridian Bioscience, Inc.	1,486	21,101
Merit Medical Systems, Inc. (a)	21,706	984,367
Natus Medical, Inc. (a)	13,009	437,753
Neogen Corp. (a)	12,248	820,494
Nevro Corp. (a) (b)	11,302	979,544
NuVasive, Inc. (a)	21,588	1,127,110
Nuvectra Corp. (a)	2,705	35,219
NxStage Medical, Inc. (a)	26,817	666,671
Obalon Therapeutics, Inc. (a)	2,605	8,935
OraSure Technologies, Inc. (a)	23,087	389,939
Penumbra, Inc. (a)	11,363	1,314,131
Quidel Corp. (a)	11,398	590,530

Security Description	Shares	Value

Rockwell Medical, Inc. (a) (b)	20,494	$106,774
RTI Surgical, Inc. (a)	23,064	106,094
SeaSpine Holdings Corp. (a)	2,805	28,443
Senseonics Holdings, Inc. (a) (b)	17,212	51,636
Sientra, Inc. (a) (b)	4,769	46,069
STAAR Surgical Co. (a)	17,655	261,294
Surmodics, Inc. (a)	6,052	230,279
Tactile Systems Technology, Inc. (a) (b)	469	14,914
TransEnterix, Inc. (a) (b)	13,966	23,742
Utah Medical Products, Inc.	1,167	115,358
Varex Imaging Corp. (a)	12,212	436,945
Vermillion, Inc. (a)	13,425	18,258
ViewRay, Inc. (a) (b)	9,738	62,615
Viveve Medical, Inc. (a) (b)	4,769	17,455

		25,138,982

HEALTH CARE PROVIDERS & SERVICES — 2.7%
AAC Holdings, Inc. (a)	4,428	50,833
Acadia Healthcare Co., Inc. (a) (b)	39,720	1,556,230
Aceto Corp.	621	4,720
Addus HomeCare Corp. (a)	4,191	203,892
Almost Family, Inc. (a)	5,840	327,040
Amedisys, Inc. (a)	11,860	715,632
American Renal Associates Holdings, Inc. (a)	10,720	202,072
AMN Healthcare Services, Inc. (a)	17,159	973,773
BioScrip, Inc. (a) (b)	52,528	129,219
BioTelemetry, Inc. (a) (b)	11,326	351,672
Brookdale Senior Living, Inc. (a)	63,814	428,192
Capital Senior Living Corp. (a) (b)	11,871	127,613
Chemed Corp.	3,704	1,010,673
Civitas Solutions, Inc. (a)	7,965	122,661
Community Health Systems, Inc. (a) (b)	44,091	174,600
CorVel Corp. (a)	2,728	137,900
Cross Country Healthcare, Inc. (a)	15,489	172,083
Diplomat Pharmacy, Inc. (a)	19,398	390,870
Encompass Health Corp.	37,152	2,123,980
Ensign Group, Inc.	11,201	294,586
HealthEquity, Inc. (a)	19,998	1,210,679
Kindred Healthcare, Inc.	34,928	319,591
LHC Group, Inc. (a)	6,394	393,615
LifePoint Health, Inc. (a)	12,784	600,848
Magellan Health, Inc. (a)	6,482	694,222
MEDNAX, Inc. (a)	28,349	1,577,055
Molina Healthcare, Inc. (a) (b)	18,904	1,534,627
National HealthCare Corp.	408	24,329
National Research Corp. Class A	2,110	61,718
Owens & Minor, Inc.	24,207	376,419
Patterson Cos., Inc. (b)	25,022	556,239
Premier, Inc. Class A (a) (b)	16,130	505,030
Providence Service Corp. (a)	5,330	368,516
Psychemedics Corp.	1,723	35,632
Quorum Health Corp. (a)	8,399	68,704
R1 RCM, Inc. (a)	24,519	175,066
RadNet, Inc. (a)	15,508	223,315
Select Medical Holdings Corp. (a)	43,487	750,151

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Surgery Partners, Inc. (a) (b)	16,178	$277,453
Teladoc, Inc. (a) (b)	23,506	947,292
Tenet Healthcare Corp. (a) (b)	38,234	927,174
Tivity Health, Inc. (a)	13,570	538,051
Triple-S Management Corp. Class B (a)	9,653	252,329
US Physical Therapy, Inc.	2,123	172,600

		22,088,896

HEALTH CARE TECHNOLOGY — 0.7%
Allscripts Healthcare Solutions, Inc. (a)	83,517	1,031,435
Castlight Health, Inc. Class B (a) (b)	28,586	104,339
Computer Programs & Systems, Inc. (b)	1,183	34,544
Cotiviti Holdings, Inc. (a)	14,363	494,662
Evolent Health, Inc. Class A (a) (b)	21,002	299,278
HealthStream, Inc.	10,265	254,880
HMS Holdings Corp. (a)	35,527	598,275
Inovalon Holdings, Inc. Class A (a) (b)	21,017	222,780
Medidata Solutions, Inc. (a)	22,535	1,415,423
Omnicell, Inc. (a)	8,086	350,932
Quality Systems, Inc. (a)	20,490	279,688
Simulations Plus, Inc.	2,605	38,424
Tabula Rasa HealthCare, Inc. (a)	2,805	108,834
Vocera Communications, Inc. (a)	5,492	128,623

		5,362,117

HOTELS, RESTAURANTS & LEISURE — 3.2%
BBX Capital Corp.	17,112	157,602
Biglari Holdings, Inc. (a)	564	230,343
BJ’s Restaurants, Inc.	3,794	170,351
Bloomin’ Brands, Inc.	45,228	1,098,136
Bojangles’, Inc. (a) (b)	6,051	83,806
Boyd Gaming Corp.	21,193	675,209
Brinker International, Inc. (b)	20,994	757,883
Carrols Restaurant Group, Inc. (a)	12,995	145,544
Century Casinos, Inc. (a)	7,033	52,466
Cheesecake Factory, Inc. (b)	18,853	909,092
Choice Hotels International, Inc.	10,720	859,208
Churchill Downs, Inc.	4,076	994,748
Chuy’s Holdings, Inc. (a)	607	15,903
Cracker Barrel Old Country Store, Inc. (b)	7,970	1,268,824
Dave & Buster’s Entertainment, Inc. (a)	17,844	744,809
Del Frisco’s Restaurant Group, Inc. (a)	545	8,311
Del Taco Restaurants, Inc. (a)	12,447	128,951
Denny’s Corp. (a)	13,402	206,793
Dine Brands Global, Inc. (b)	4,430	290,519
Drive Shack, Inc. (a)	18,294	87,445
El Pollo Loco Holdings, Inc. (a)	526	4,997
Eldorado Resorts, Inc. (a) (b)	23,238	766,854
Fiesta Restaurant Group, Inc. (a) (b) .	4,283	79,235
Fogo De Chao, Inc. (a)	3,787	59,645
Golden Entertainment, Inc. (a) (b)	3,190	74,104
Habit Restaurants, Inc. Class A (a)	507	4,462

Security Description	Shares	Value

Hilton Grand Vacations, Inc. (a)	28,573	$1,229,210
Hyatt Hotels Corp. Class A	13,966	1,065,047
ILG, Inc.	28,133	875,218
Inspired Entertainment, Inc. (a)	3,687	20,279
International Speedway Corp. Class A	2,564	113,072
J Alexander’s Holdings, Inc. (a)	4,428	50,701
Jack in the Box, Inc.	12,450	1,062,358
La Quinta Holdings, Inc. (a)	15,090	285,352
Lindblad Expeditions Holdings, Inc. (a)	7,159	73,523
Marcus Corp.	2,787	84,585
Marriott Vacations Worldwide Corp.	5,455	726,606
Monarch Casino & Resort, Inc. (a)	3,241	137,062
Nathan’s Famous, Inc.	1,505	111,219
Noodles & Co. (a)	8,656	65,353
Papa John’s International, Inc.	11,342	649,897
Papa Murphy’s Holdings, Inc. (a)	3,346	16,262
Penn National Gaming, Inc. (a)	27,813	730,369
Pinnacle Entertainment, Inc. (a)	16,154	487,043
Planet Fitness, Inc. Class A (a)	30,162	1,139,219
Playa Hotels & Resorts NV (a)	25,327	258,842
Potbelly Corp. (a)	10,550	127,127
RCI Hospitality Holdings, Inc.	2,605	73,956
Red Lion Hotels Corp. (a)	4,969	48,448
Red Robin Gourmet Burgers, Inc. (a)	5,297	307,226
Red Rock Resorts, Inc. Class A	22,963	672,357
Ruth’s Hospitality Group, Inc.	6,865	167,849
Scientific Games Corp. Class A (a)	20,965	872,144
SeaWorld Entertainment, Inc. (a) (b)	27,396	406,283
Shake Shack, Inc. Class A (a) (b)	7,482	311,476
Sonic Corp. (b)	18,920	477,352
Speedway Motorsports, Inc.	5,912	105,352
Texas Roadhouse, Inc.	26,912	1,554,975
Town Sports International Holdings, Inc. (a)	8,015	60,914
Wendy’s Co.	74,264	1,303,333
Wingstop, Inc.	10,132	478,534
Zoe’s Kitchen, Inc. (a) (b)	488	7,047

		26,030,830

HOUSEHOLD DURABLES — 1.3%
AV Homes, Inc. (a) (b)	5,819	107,942
Bassett Furniture Industries, Inc.	2,631	79,851
Beazer Homes USA, Inc. (a)	10,406	165,976
Cavco Industries, Inc. (a)	2,176	378,080
Century Communities, Inc. (a)	5,850	175,207
CSS Industries, Inc.	3,684	64,470
Ethan Allen Interiors, Inc.	10,210	234,319
Flexsteel Industries, Inc.	3,340	132,197
GoPro, Inc. Class A (a) (b)	42,123	201,769
Green Brick Partners, Inc. (a)	14,627	159,434
Hamilton Beach Brands Holding Co. Class A	3,111	66,015
Helen of Troy, Ltd. (a)	11,369	989,103
Hooker Furniture Corp.	3,135	115,055
Hovnanian Enterprises, Inc. Class A (a)	19,457	35,606
Installed Building Products, Inc. (a)	8,095	486,105

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

iRobot Corp. (a) (b)	10,777	$691,776
KB Home	23,039	655,460
La-Z-Boy, Inc.	20,617	617,479
LGI Homes, Inc. (a) (b)	4,970	350,733
Libbey, Inc.	6,051	29,589
Lifetime Brands, Inc.	3,787	46,959
M/I Homes, Inc. (a)	5,882	187,342
MDC Holdings, Inc.	11,440	319,405
Meritage Homes Corp. (a)	8,708	394,037
New Home Co., Inc. (a)	3,887	43,068
PICO Holdings, Inc. (a)	4,339	49,682
Skyline Corp. (a)	2,064	45,408
Taylor Morrison Home Corp. Class A (a)	24,579	572,199
Tempur Sealy International, Inc. (a) (b)	16,130	730,528
TopBuild Corp. (a)	9,567	732,067
TRI Pointe Group, Inc. (a)	36,576	600,944
Tupperware Brands Corp.	15,689	759,034
Universal Electronics, Inc. (a)	5,827	303,295
Vuzix Corp. (a)	5,510	30,305
William Lyon Homes Class A (a)	9,811	269,704
ZAGG, Inc. (a)	9,142	111,532

		10,931,675

HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. (a)	3,346	143,878
Energizer Holdings, Inc. (b)	19,917	1,186,655
HRG Group, Inc. (a)	54,150	892,933
Oil-Dri Corp. of America	1,637	65,791
Orchids Paper Products Co.	133	1,084
WD-40 Co. (b)	4,730	622,941

		2,913,282

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Dynegy, Inc. (a)	46,973	635,075
NRG Yield, Inc. Class A	5,812	95,549
NRG Yield, Inc. Class C	4,300	73,100
Ormat Technologies, Inc.	9,629	542,883
Pattern Energy Group, Inc. Class A (b)	28,010	484,293
TerraForm Power, Inc. Class A	27,457	294,616

		2,125,516

INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	14,161	496,343

INSURANCE — 2.3%
Ambac Financial Group, Inc. (a)	17,149	268,896
American Equity Investment Life Holding Co.	21,567	633,207
American National Insurance Co.	6,051	707,725
AMERISAFE, Inc.	7,557	417,524
AmTrust Financial Services, Inc. (b)	41,246	507,738
Atlas Financial Holdings, Inc. (a)	3,146	32,561
Baldwin & Lyons, Inc. Class B	452	9,944
Citizens, Inc. (a) (b)	20,499	150,053
CNO Financial Group, Inc.	44,094	955,517
Crawford & Co. Class B	3,246	26,682

Security Description	Shares	Value

Donegal Group, Inc. Class A	641	$10,128
eHealth, Inc. (a)	7,524	107,668
EMC Insurance Group, Inc.	4,926	133,396
Employers Holdings, Inc.	12,671	512,542
FBL Financial Group, Inc. Class A	2,289	158,742
Federated National Holding Co.	565	8,910
Genworth Financial, Inc. Class A (a)	201,904	571,388
Hallmark Financial Services, Inc. (a)	5,951	53,083
Hanover Insurance Group, Inc.	13,325	1,570,884
HCI Group, Inc.	565	21,560
Health Insurance Innovations, Inc. Class A (a)	1,650	47,685
Heritage Insurance Holdings, Inc.	4,818	73,041
Horace Mann Educators Corp.	12,435	531,596
Independence Holding Co.	1,623	57,860
Infinity Property & Casualty Corp.	3,840	454,656
Investors Title Co.	511	102,149
Kemper Corp.	12,235	697,395
Kingstone Cos., Inc.	2,805	47,124
Kinsale Capital Group, Inc.	4,821	247,462
MBIA, Inc. (a) (b)	53,785	498,049
Mercury General Corp.	8,996	412,647
National General Holdings Corp.	18,895	459,338
National Western Life Group, Inc. Class A	1,155	352,136
Navigators Group, Inc.	9,227	531,937
Primerica, Inc.	14,470	1,397,802
ProAssurance Corp.	16,130	783,112
RLI Corp.	16,108	1,021,086
Safety Insurance Group, Inc.	5,473	420,600
Selective Insurance Group, Inc.	14,047	852,653
State Auto Financial Corp.	3,639	103,966
Stewart Information Services Corp.	8,667	380,828
Trupanion, Inc. (a) (b)	9,079	271,371
United Fire Group, Inc.	8,572	410,256
United Insurance Holdings Corp.	7,954	152,240
Universal Insurance Holdings, Inc.	12,479	398,080
White Mountains Insurance Group, Ltd.	982	807,715

		18,370,932

INTERNET & CATALOG RETAIL — 0.6%
1-800-Flowers.com, Inc. Class A (a)	2,550	30,090
Duluth Holdings, Inc. Class B (a) (b)	5,954	111,518
FTD Cos., Inc. (a)	488	1,776
Gaia, Inc. (a)	3,146	48,763
Groupon, Inc. (a) (b)	154,456	670,339
Lands’ End, Inc. (a)	3,450	80,557
Liberty Expedia Holdings, Inc. Class A (a)	16,771	658,765
Liberty Interactive Corp. QVC Group Class A (a)	15,980	402,217
Liberty TripAdvisor Holdings, Inc. Class A (a)	20,760	223,170
Nutrisystem, Inc.	11,883	320,247
Overstock.com, Inc. (a)	3,804	137,895
PetMed Express, Inc. (b)	4,185	174,724
Shutterfly, Inc. (a)	14,089	1,144,731
US Auto Parts Network, Inc. (a)	9,638	19,758

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Wayfair, Inc. Class A (a)	16,671	$1,125,793

		5,150,343

INTERNET SOFTWARE & SERVICES — 3.2%
2U, Inc. (a)	12,974	1,090,205
Actua Corp. (a)	819	942
Alarm.com Holdings, Inc. (a) (b)	6,341	239,309
Alteryx, Inc. Class A (a) (b)	2,705	92,349
Amber Road, Inc. (a)	7,033	62,594
ANGI Homeservices, Inc. Class A (a) (b)	16,030	217,687
Appfolio, Inc. Class A (a)	3,314	135,377
Apptio, Inc. Class A (a)	8,107	229,752
Benefitfocus, Inc. (a) (b)	10,109	246,660
Blucora, Inc. (a)	16,680	410,328
Box, Inc. Class A (a)	33,783	694,241
Brightcove, Inc. (a)	13,871	96,403
Carbonite, Inc. (a)	5,780	166,464
Care.com, Inc. (a)	6,411	104,307
ChannelAdvisor Corp. (a)	621	5,651
Cision, Ltd. (a) (b)	10,179	117,771
Cloudera, Inc. (a)	23,063	497,700
CommerceHub, Inc. Class A (a)	4,228	95,130
Cornerstone OnDemand, Inc. (a) (b)	22,111	864,761
Coupa Software, Inc. (a)	8,606	392,606
DHI Group, Inc. (a)	17,212	27,539
Endurance International Group Holdings, Inc. (a)	25,734	190,432
Envestnet, Inc. (a)	17,127	981,377
Etsy, Inc. (a)	28,972	812,954
Five9, Inc. (a)	13,986	416,643
GoDaddy, Inc. Class A (a)	26,409	1,622,041
Gogo, Inc. (a) (b)	21,795	188,091
GrubHub, Inc. (a) (b)	26,751	2,714,424
GTT Communications, Inc. (a) (b)	9,719	551,067
Hortonworks, Inc. (a)	21,003	427,831
Instructure, Inc. (a)	7,595	320,129
Internap Corp. (a)	7,386	81,246
j2 Global, Inc.	19,950	1,574,454
Leaf Group, Ltd. (a)	3,346	23,589
Limelight Networks, Inc. (a)	36,023	148,055
Liquidity Services, Inc. (a)	8,015	52,097
LivePerson, Inc. (a)	23,087	377,472
Marchex, Inc. Class B	10,179	27,789
Match Group, Inc. (a) (b)	11,361	504,883
Meet Group, Inc. (a) (b)	1,597	3,338
MINDBODY, Inc. Class A (a)	10,272	399,581
MuleSoft, Inc. Class A (a)	2,716	119,450
New Relic, Inc. (a)	11,949	885,660
NIC, Inc.	26,344	350,375
Nutanix, Inc. Class A (a)	21,124	1,037,400
Pandora Media, Inc. (a) (b)	79,399	399,377
Q2 Holdings, Inc. (a)	10,762	490,209
QuinStreet, Inc. (a)	10,820	138,171
Quotient Technology, Inc. (a)	28,644	375,236
Reis, Inc.	2,705	58,022
Rhythmone PLC (a)	7,354	18,054
Seven Stars Cloud Group, Inc. (a)	10,720	22,834
Shutterstock, Inc. (a)	7,536	362,858

Security Description	Shares	Value

SPS Commerce, Inc. (a)	6,897	$441,891
Stamps.com, Inc. (a)	4,176	839,585
Synacor, Inc. (a)	11,160	17,856
TechTarget, Inc. (a)	9,657	191,981
Telaria, Inc. (a)	6,933	26,068
Trade Desk, Inc. Class A (a)	9,252	459,084
TrueCar, Inc. (a)	25,831	244,361
Twilio, Inc. Class A (a)	26,403	1,008,067
Web.com Group, Inc. (a)	17,701	320,388
XO Group, Inc. (a)	10,829	224,702
Yelp, Inc. (a)	20,212	843,851

		26,080,749

IT SERVICES — 2.4%
Acxiom Corp. (a)	30,832	700,195
ALJ Regional Holdings, Inc. (a)	4,869	10,225
Black Knight, Inc. (a)	8,556	402,987
Blackhawk Network Holdings, Inc. (a)	22,533	1,007,225
CACI International, Inc. Class A (a)	6,242	944,727
Cardtronics PLC Class A (a)	11,353	253,285
Cass Information Systems, Inc.	4,421	263,094
Conduent, Inc. (a)	64,122	1,195,234
Convergys Corp.	36,085	816,243
CoreLogic, Inc. (a)	25,644	1,159,878
CSG Systems International, Inc.	12,498	566,034
DST Systems, Inc.	18,194	1,521,928
EPAM Systems, Inc. (a)	16,106	1,844,459
Everi Holdings, Inc. (a)	18,818	123,634
EVERTEC, Inc.	25,766	421,274
ExlService Holdings, Inc. (a)	8,119	452,797
Hackett Group, Inc.	10,294	165,322
Helios & Matheson Analytics, Inc. (a) (b)	1,623	4,593
Information Services Group, Inc. (a)	8,399	35,108
ManTech International Corp. Class A	9,710	538,614
MAXIMUS, Inc.	26,983	1,800,845
MoneyGram International, Inc. (a)	4,754	40,979
Perficient, Inc. (a)	13,563	310,864
PFSweb, Inc. (a)	4,869	42,555
PRGX Global, Inc. (a)	5,951	56,237
Science Applications International Corp.	17,711	1,395,627
ServiceSource International, Inc. (a)	2,668	10,165
StarTek, Inc. (a)	3,887	38,015
Sykes Enterprises, Inc. (a)	16,667	482,343
Syntel, Inc. (a)	5,743	146,619
Teradata Corp. (a)	42,428	1,683,119
TTEC Holdings, Inc.	3,658	112,300
Unisys Corp. (a) (b)	7,197	77,368
Virtusa Corp. (a)	11,441	554,431

		19,178,323

LEISURE EQUIPMENT & PRODUCTS — 0.3%
Acushnet Holdings Corp.	1,069	24,683
American Outdoor Brands Corp. (a) (b)	24,133	249,053
Callaway Golf Co.	35,396	579,078
Clarus Corp. (a)	6,933	46,798

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Escalade, Inc.	3,246	$44,470
Johnson Outdoors, Inc. Class A	2,711	168,082
Malibu Boats, Inc. Class A (a)	4,841	160,770
MCBC Holdings, Inc. (a)	6,023	151,780
Nautilus, Inc. (a)	12,835	172,631
Sturm Ruger & Co., Inc. (b)	7,522	394,905
Vista Outdoor, Inc. (a)	15,639	255,228

		2,247,478

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Accelerate Diagnostics, Inc. (a) (b)	13,009	297,256
Bio-Techne Corp.	11,361	1,715,965
Bruker Corp.	31,719	949,033
Cambrex Corp. (a)	12,671	662,693
ChromaDex Corp. (a) (b)	8,556	35,935
Enzo Biochem, Inc. (a)	17,798	97,533
Fluidigm Corp. (a)	3,838	22,414
Harvard Bioscience, Inc. (a)	10,279	51,395
Luminex Corp.	15,488	326,332
NanoString Technologies, Inc. (a)	507	3,808
NeoGenomics, Inc. (a) (b)	23,114	188,610
Pacific Biosciences of California, Inc. (a) (b)	43,022	88,195
PRA Health Sciences, Inc. (a)	12,426	1,030,861

		5,470,030

MACHINERY — 3.8%
Actuant Corp. Class A	26,827	623,728
Alamo Group, Inc.	3,838	421,796
Albany International Corp. Class A	11,369	712,836
Altra Industrial Motion Corp.	10,889	500,350
American Railcar Industries, Inc.	6,360	237,928
Astec Industries, Inc.	8,060	444,751
Barnes Group, Inc.	12,407	743,055
Blue Bird Corp. (a)	3,687	87,382
Briggs & Stratton Corp.	9,262	198,299
Chart Industries, Inc. (a)	6,892	406,835
CIRCOR International, Inc.	6,415	273,664
Columbus McKinnon Corp.	8,036	288,010
Commercial Vehicle Group, Inc. (a)	8,015	62,116
DMC Global, Inc.	4,186	111,976
Douglas Dynamics, Inc.	5,635	244,277
Eastern Co.	1,723	49,106
Energy Recovery, Inc. (a) (b)	14,989	123,210
EnPro Industries, Inc.	5,503	425,822
ESCO Technologies, Inc.	10,753	629,588
ExOne Co. (a) (b)	3,246	23,631
Federal Signal Corp.	17,858	393,233
Franklin Electric Co., Inc.	11,135	453,751
FreightCar America, Inc.	3,887	52,086
Gencor Industries, Inc. (a)	2,705	43,551
Global Brass & Copper Holdings, Inc.	8,517	284,894
Gorman-Rupp Co.	8,576	250,848
Graham Corp.	4,216	90,307
Greenbrier Cos., Inc. (b)	10,830	544,207
Hardinge, Inc.	3,787	69,378
Harsco Corp. (a)	31,576	652,044
Hillenbrand, Inc.	23,529	1,079,981

Security Description	Shares	Value

Hurco Cos., Inc.	1,699	$77,984
Hyster-Yale Materials Handling, Inc.	2,174	152,028
ITT, Inc.	26,309	1,288,615
John Bean Technologies Corp.	7,655	868,077
Kadant, Inc.	2,777	262,426
Kennametal, Inc.	19,879	798,341
LB Foster Co. Class A (a)	2,605	61,348
Lindsay Corp.	2,659	243,139
Lydall, Inc. (a)	6,968	336,206
Manitex International, Inc. (a)	4,328	49,469
Manitowoc Co., Inc.(a)	12,469	354,868
Meritor, Inc. (a)	33,824	695,421
Milacron Holdings Corp. (a)	27,366	551,151
Miller Industries, Inc.	4,740	118,500
Mueller Industries, Inc.	22,534	589,489
Mueller Water Products, Inc. Class A	62,361	677,864
Navistar International Corp. (a)	28,088	982,237
NN, Inc.	10,830	259,920
Omega Flex, Inc.	972	63,277
Park-Ohio Holdings Corp.	1,209	46,970
Proto Labs, Inc. (a)	9,760	1,147,288
RBC Bearings, Inc. (a)	5,798	720,112
REV Group, Inc.	10,866	225,578
Rexnord Corp. (a)	39,861	1,183,074
Spartan Motors, Inc.	8,526	146,647
SPX Corp. (a)	17,190	558,331
SPX FLOW, Inc. (a)	13,509	664,508
Standex International Corp.	3,292	313,892
Sun Hydraulics Corp.	6,486	347,390
Tennant Co.	7,520	509,104
Terex Corp.	26,185	979,581
Timken Co.	21,981	1,002,334
Titan International, Inc.	18,921	238,594
TriMas Corp. (a)	11,243	295,129
Trinity Industries, Inc.	47,849	1,561,313
Twin Disc, Inc. (a)	2,064	44,871
Wabash National Corp. (b)	25,286	526,202
Watts Water Technologies, Inc. Class A	9,592	745,298
Welbilt, Inc. (a)	47,422	922,358

		31,131,574

MARINE — 0.2%
Genco Shipping & Trading, Ltd. (a)	8,399	119,434
Kirby Corp. (a)	14,507	1,116,313
Matson, Inc.	18,303	524,198

		1,759,945

MEDIA — 1.7%
AMC Entertainment Holdings, Inc. Class A (b)	12,243	172,014
AMC Networks, Inc. Class A (a)	14,948	772,812
Beasley Broadcast Group, Inc. Class A	2,064	23,323
Cable One, Inc.	1,523	1,046,468
Clear Channel Outdoor Holdings, Inc. Class A	12,984	63,622
Daily Journal Corp. (a) (b)	507	115,844

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Entercom Communications Corp. Class A (b)	4,860	$46,899
Entravision Communications Corp. Class A	29,777	139,952
EW Scripps Co. Class A	27,387	328,370
Gannett Co., Inc.	47,119	470,248
GCI Liberty, Inc. Class A (a)	4,636	245,059
Global Eagle Entertainment, Inc. (a) (b)	24,383	35,843
Gray Television, Inc. (a)	26,353	334,683
Hemisphere Media Group, Inc. (a) (b)	5,851	65,824
Lee Enterprises, Inc. (a) (b)	15,148	29,539
Loral Space & Communications, Inc. (a)	7,020	292,383
Madison Square Garden Co. Class A (a)	5,410	1,329,778
MDC Partners, Inc. Class A (a)	24,369	175,457
Meredith Corp. (b)	15,457	831,587
MSG Networks, Inc. Class A (a)	24,675	557,655
National CineMedia, Inc.	6,033	31,311
New Media Investment Group, Inc.	9,656	165,504
New York Times Co. Class A	52,581	1,267,202
Nexstar Media Group, Inc. Class A (b)	17,737	1,179,510
Saga Communications, Inc. Class A	1,523	56,732
Salem Media Group, Inc.	3,887	13,993
Scholastic Corp.	10,843	421,142
Sinclair Broadcast Group, Inc. Class A (b)	29,090	910,517
TEGNA, Inc.	70,889	807,426
Townsquare Media, Inc. Class A	2,605	20,658
Tribune Media Co. Class A	27,267	1,104,586
tronc, Inc. (a)	3,896	63,972
World Wrestling Entertainment, Inc. Class A	11,834	426,142

		13,546,055

METALS & MINING — 1.2%
AK Steel Holding Corp. (a) (b)	127,508	577,611
Allegheny Technologies, Inc. (a) (b)	31,278	740,663
Ampco-Pittsburgh Corp.	2,705	24,075
Carpenter Technology Corp.	12,316	543,382
Century Aluminum Co. (a)	19,990	330,635
Cleveland-Cliffs, Inc. (a) (b)	117,285	815,131
Coeur Mining, Inc. (a)	75,486	603,888
Commercial Metals Co.	45,765	936,352
Compass Minerals International, Inc. (b)	8,173	492,832
Ferroglobe Representation & Warranty Insurance Trust (a) (e)	5,429	—
Gold Resource Corp.	23,087	104,122
Haynes International, Inc.	5,283	196,052
Hecla Mining Co.	163,510	600,082
Kaiser Aluminum Corp.	4,375	441,437
Materion Corp.	5,134	262,091
McEwen Mining, Inc. (a) (b)	76,694	159,524
Mesabi Trust	481	12,386
Olympic Steel, Inc.	3,246	66,575

Security Description	Shares	Value

Ryerson Holding Corp. (a)	5,851	$47,686
Schnitzer Steel Industries, Inc. Class A	7,407	239,616
SunCoke Energy, Inc. (a)	13,333	143,463
Synalloy Corp.	2,064	29,618
Tahoe Resources, Inc.	116,476	546,272
TimkenSteel Corp. (a) (b)	17,284	262,544
Universal Stainless & Alloy Products, Inc. (a)	2,064	56,760
Warrior Met Coal, Inc. (b)	11,882	332,815
Worthington Industries, Inc.	18,824	807,926

		9,373,538

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.0%
Apollo Commercial Real Estate
Finance, Inc. REIT (b)	37,124	667,489
Arbor Realty Trust, Inc. (b)	15,048	132,723
Ares Commercial Real Estate Corp. REIT	3,846	47,498
Blackstone Mortgage Trust, Inc. Class A (b)	24,786	778,776
Capstead Mortgage Corp. REIT	38,374	331,935
Cherry Hill Mortgage Investment Corp.	3,787	66,424
Chimera Investment Corp. REIT	58,670	1,021,445
CYS Investments, Inc. REIT	63,428	426,236
Dynex Capital, Inc. REIT	17,679	117,212
Ellington Residential Mortgage REIT (b)	3,687	40,409
Granite Point Mortgage Trust, Inc. (b)	10,279	170,015
Great Ajax Corp. REIT	4,875	66,056
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	12,207	238,036
Invesco Mortgage Capital, Inc. REIT	24,646	403,701
Ladder Capital Corp. REIT	36,535	550,948
MFA Financial, Inc. REIT	129,719	976,784
MTGE Investment Corp. REIT	18,332	328,143
New York Mortgage Trust, Inc. REIT (b)	45,220	268,155
Orchid Island Capital, Inc. REIT (b)	1,659	12,227
Owens Realty Mortgage, Inc. REIT (b)	1,724	25,136
PennyMac Mortgage Investment Trust REIT	28,521	514,234
Redwood Trust, Inc. REIT	29,599	457,897
Resource Capital Corp. REIT (b)	2,549	24,241
Sutherland Asset Management Corp.	9,738	147,531
Western Asset Mortgage Capital Corp. (b)	1,502	14,554

		7,827,805

MULTI-UTILITIES — 0.5%
Avista Corp.	25,763	1,320,354
Black Hills Corp. (b)	21,122	1,146,925
NorthWestern Corp.	20,486	1,102,147
Unitil Corp.	5,838	270,941

		3,840,367

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

MULTILINE RETAIL — 0.4%
Big Lots, Inc. (b)	14,984	$652,254
Dillard’s, Inc. Class A (b)	6,535	525,022
Fred’s, Inc. Class A	995	2,975
JC Penney Co., Inc. (a) (b)	148,662	448,959
Ollie’s Bargain Outlet Holdings, Inc. (a)	21,065	1,270,219
Sears Holdings Corp. (a) (b)	27,267	72,803
Tuesday Morning Corp. (a)	13,425	53,029

		3,025,261

OIL, GAS & CONSUMABLE FUELS — 3.0%
Abraxas Petroleum Corp. (a)	19,953	44,296
Adams Resources & Energy, Inc.	641	27,884
Approach Resources, Inc. (a)	26,818	69,995
Arch Coal, Inc. Class A	8,696	798,988
Bonanza Creek Energy, Inc. (a)	6,523	180,752
California Resources Corp. (a) (b)	20,536	352,192
Callon Petroleum Co. (a) (b)	81,907	1,084,449
Carrizo Oil & Gas, Inc. (a) (b)	30,850	493,600
Centennial Resource Development, Inc. Class A (a) (b)	39,175	718,861
Chesapeake Energy Corp. (a) (b)	344,968	1,041,803
Clean Energy Fuels Corp. (a)	34,908	57,598
Cloud Peak Energy, Inc. (a)	23,162	67,401
CNX Resources Corp. (a)	83,320	1,285,628
CONSOL Energy, Inc. (a)	10,341	299,579
Contango Oil & Gas Co. (a)	19,992	70,972
CVR Energy, Inc. (b)	27,291	824,734
Delek US Holdings, Inc.	33,849	1,377,654
Denbury Resources, Inc. (a) (b)	184,076	504,368
Dorian LPG, Ltd. (a)	7,356	55,096
Eclipse Resources Corp. (a)	44,022	63,392
Enbridge Energy Management LLC (a) (b)	28,456	260,088
Enduro Royalty Trust	962	3,415
Evolution Petroleum Corp.	1,033	8,316
Extraction Oil & Gas, Inc. (a) (b)	30,196	346,046
Gener8 Maritime, Inc. (a)	21,067	119,029
Green Plains, Inc. (b)	14,643	246,002
Gulfport Energy Corp. (a)	53,676	517,973
Halcon Resources Corp. (a)	52,038	253,425
Hallador Energy Co.	4,869	33,450
HighPoint Resources Corp. (a)	31,277	158,887
International Seaways, Inc. (a) (b)	7,091	124,802
Jones Energy, Inc. Class A (a) (b)	36,047	28,838
Laredo Petroleum, Inc. (a)	61,109	532,259
Lilis Energy, Inc. (a) (b)	3,156	12,529
Matador Resources Co. (a) (b)	38,349	1,147,019
Midstates Petroleum Co., Inc. (a)	8,115	108,173
NACCO Industries, Inc. Class A	1,729	56,798
Oasis Petroleum, Inc. (a)	96,232	779,479
Pacific Ethanol, Inc. (a)	2,009	6,027
Panhandle Oil and Gas, Inc. Class A	3,752	72,414
Par Pacific Holdings, Inc. (a)	12,994	223,107
PBF Energy, Inc. Class A	32,361	1,097,038
PDC Energy, Inc. (a)	27,364	1,341,657
Penn Virginia Corp. (a)	4,729	165,704
QEP Resources, Inc. (a)	85,957	841,519

Security Description	Shares	Value

Renewable Energy Group, Inc. (a) (b)	8,233	$105,382
Resolute Energy Corp. (a) (b)	9,164	317,533
REX American Resources Corp. (a)	2,221	161,689
Ring Energy, Inc. (a)	20,717	297,289
Sabine Royalty Trust	525	23,074
San Juan Basin Royalty Trust	1,707	13,485
Sanchez Energy Corp. (a) (b)	30,302	94,845
SandRidge Energy, Inc. (a)	11,201	162,527
SandRidge Permian Trust	1,575	2,993
SemGroup Corp. Class A (b)	28,596	611,954
SilverBow Resources, Inc. (a)	3,346	97,369
SM Energy Co.	34,452	621,170
Southwestern Energy Co. (a)	195,759	847,636
SRC Energy, Inc. (a) (b)	80,771	761,671
Stone Energy Corp. (a)	7,441	276,061
Tellurian, Inc. (a) (b)	24,716	178,202
Uranium Energy Corp. (a) (b)	53,676	70,316
W&T Offshore, Inc. (a)	30,196	133,768
Whiting Petroleum Corp. (a)	33,401	1,130,290
World Fuel Services Corp.	19,917	488,962
Zion Oil & Gas, Inc. (a)	20,999	99,955

		24,399,407

PAPER & FOREST PRODUCTS — 0.7%
Boise Cascade Co.	15,497	598,184
Clearwater Paper Corp. (a)	7,026	274,717
Domtar Corp.	19,817	843,015
KapStone Paper and Packaging Corp.	34,938	1,198,723
Louisiana-Pacific Corp.	41,271	1,187,367
Mercer International, Inc.	11,160	138,942
Neenah, Inc.	7,546	591,606
PH Glatfelter Co.	18,897	387,955
Resolute Forest Products, Inc. (a)	24,479	203,176
Schweitzer-Mauduit International, Inc.	13,390	524,219
Verso Corp. Class A (a)	7,574	127,546

		6,075,450

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc. (a)	142,603	404,993
elf Beauty, Inc. (a) (b)	9,655	187,017
Inter Parfums, Inc.	4,748	223,868
Medifast, Inc.	4,741	443,046
Natural Health Trends Corp.	95	1,806
Nature’s Sunshine Products, Inc.	4,428	48,708
Nu Skin Enterprises, Inc. Class A	15,489	1,141,694
USANA Health Sciences, Inc. (a)	4,194	360,265
Veru, Inc. (a) (b)	17,312	31,335

		2,842,732

PHARMACEUTICALS — 2.1%
AcelRx Pharmaceuticals, Inc. (a) (b)	27,932	58,657
Aclaris Therapeutics, Inc. (a) (b)	1,170	20,498
Adamis Pharmaceuticals Corp. (a) (b)	8,656	30,296
Aerie Pharmaceuticals, Inc. (a) (b)	8,033	435,790
Agile Therapeutics, Inc. (a)	5,851	15,037
Akorn, Inc. (a)	30,096	563,096
Amphastar Pharmaceuticals, Inc. (a)	14,931	279,956

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

ANI Pharmaceuticals, Inc. (a)	1,177	$68,525
Aratana Therapeutics, Inc. (a) (b)	16,566	73,056
Assembly Biosciences, Inc. (a)	5,350	262,899
Axsome Therapeutics, Inc. (a)	4,869	11,929
BioDelivery Sciences International, Inc. (a)	16,230	36,518
Clearside Biomedical, Inc. (a)	6,492	69,659
Collegium Pharmaceutical, Inc. (a) (b)	9,751	249,138
Corcept Therapeutics, Inc. (a) (b)	37,636	619,112
Corium International, Inc. (a) (b)	10,332	118,508
Cumberland Pharmaceuticals, Inc. (a)	3,146	21,015
Cymabay Therapeutics, Inc. (a)	11,902	154,607
Depomed, Inc. (a)	25,290	166,661
Dermira, Inc. (a)	6,116	48,867
Durect Corp. (a)	106,927	228,824
Impax Laboratories, Inc. (a)	29,727	578,190
Innoviva, Inc. (a)	32,138	535,741
Intersect ENT, Inc. (a)	10,341	406,401
Intra-Cellular Therapies, Inc. (a)	13,630	286,912
Lannett Co., Inc. (a) (b)	11,425	183,371
Marinus Pharmaceuticals, Inc. (a) (b)	9,197	35,133
Medicines Co. (a) (b)	28,066	924,494
Melinta Therapeutics, Inc. (a) (b)	133	984
MyoKardia, Inc. (a)	7,614	371,563
Nektar Therapeutics (a)	53,125	5,645,063
Neos Therapeutics, Inc. (a) (b)	5,851	48,563
Ocular Therapeutix, Inc. (a)	1,014	6,601
Omeros Corp. (a) (b)	22,962	256,486
Pacira Pharmaceuticals, Inc. (a)	15,512	483,199
Paratek Pharmaceuticals, Inc. (a)	9,686	125,918
Phibro Animal Health Corp. Class A	7,398	293,701
Prestige Brands Holdings, Inc. (a) (b)	23,231	783,349
Reata Pharmaceuticals, Inc. Class A (a)	4,946	101,443
Revance Therapeutics, Inc. (a)	8,634	265,927
Supernus Pharmaceuticals, Inc. (a)	18,879	864,658
Teligent, Inc. (a) (b)	1,090	3,662
Tetraphase Pharmaceuticals, Inc. (a)	18,783	57,664
TherapeuticsMD, Inc. (a) (b)	61,849	301,205
WaVe Life Sciences, Ltd. (a) (b)	6,848	274,605
Zogenix, Inc. (a) (b)	5,774	231,249
Zynerba Pharmaceuticals, Inc. (a) (b)	2,705	23,506

		16,622,236

PROFESSIONAL SERVICES — 1.3%
Acacia Research Corp. (a)	16,571	57,999
ASGN, Inc. (a)	14,980	1,226,562
Barrett Business Services, Inc.	2,818	233,556
BG Staffing, Inc.	2,164	41,094
CBIZ, Inc. (a)	20,986	382,994
CRA International, Inc.	2,693	140,817
Dun & Bradstreet Corp.	11,702	1,369,134
Exponent, Inc.	6,336	498,326
Forrester Research, Inc.	2,573	106,651
Franklin Covey Co. (a)	3,246	87,317
Front Yard Residential Corp. REIT (b)	2,683	26,964

Security Description	Shares	Value

FTI Consulting, Inc. (a)	16,656	$806,317
GP Strategies Corp. (a)	5,838	132,231
Heidrick & Struggles International, Inc.	8,562	267,562
Hill International, Inc. (a)	12,784	72,869
Huron Consulting Group, Inc. (a)	9,131	347,891
ICF International, Inc.	7,422	433,816
Insperity, Inc.	11,942	830,566
Kelly Services, Inc. Class A	3,753	108,987
Kforce, Inc.	9,706	262,547
Korn/Ferry International	17,302	892,610
Mistras Group, Inc. (a)	7,469	141,463
Navigant Consulting, Inc. (a)	20,494	394,305
Resources Connection, Inc.	5,315	86,103
RPX Corp.	5,940	63,499
TriNet Group, Inc. (a)	13,910	644,311
TrueBlue, Inc. (a)	17,099	442,864
WageWorks, Inc. (a)	16,103	727,856
Willdan Group, Inc. (a)	450	12,758

		10,839,969

REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.1%
Acadia Realty Trust REIT	34,343	844,838
AG Mortgage Investment Trust, Inc. REIT	11,461	199,078
Agree Realty Corp. REIT	10,804	519,024
Alexander’s, Inc. REIT	1,095	417,447
American Assets Trust, Inc. REIT	16,043	535,997
Anworth Mortgage Asset Corp. REIT	37,673	180,830
ARMOUR Residential REIT, Inc. (b)	17,647	410,822
Ashford Hospitality Prime, Inc. REIT	938	9,117
Ashford Hospitality Trust, Inc. REIT	34,823	224,957
Brandywine Realty Trust REIT	43,510	690,939
CBL & Associates Properties, Inc. REIT (b)	68,750	286,687
Cedar Realty Trust, Inc. REIT	39,135	154,192
Chesapeake Lodging Trust REIT	11,461	318,730
Columbia Property Trust, Inc. REIT	39,834	815,004
Corporate Office Properties Trust REIT	33,342	861,224
Cousins Properties, Inc. REIT	168,322	1,461,035
DDR Corp. REIT	113,277	830,320
DiamondRock Hospitality Co. REIT	80,649	841,976
Easterly Government Properties, Inc. REIT (b)	17,243	351,757
EastGroup Properties, Inc. REIT	11,350	938,191
Education Realty Trust, Inc. REIT	29,118	953,614
Equity Commonwealth REIT (a)	32,138	985,672
First Industrial Realty Trust, Inc. REIT	39,785	1,162,916
Franklin Street Properties Corp. REIT	47,341	398,138
Healthcare Realty Trust, Inc. REIT	45,776	1,268,453
Hersha Hospitality Trust REIT	1,071	19,171
Independence Realty Trust, Inc. REIT	26,917	247,098
Invitation Homes, Inc. REIT	689	15,730
Kite Realty Group Trust REIT	34,459	524,811

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

LaSalle Hotel Properties REIT	44,624	$1,294,542
Life Storage, Inc. REIT	15,048	1,256,809
LTC Properties, Inc. REIT	15,024	570,912
Mack-Cali Realty Corp. REIT	36,047	602,345
National Storage Affiliates Trust REIT	15,085	378,332
NexPoint Residential Trust, Inc. REIT	10,278	255,306
NorthStar Realty Europe Corp. REIT .	16,657	216,874
Paramount Group, Inc. REIT	70,080	997,939
Pebblebrook Hotel Trust REIT (b)	30,847	1,059,594
Pennsylvania Real Estate Investment Trust	27,498	265,356
Piedmont Office Realty Trust, Inc. Class A REIT	47,980	843,968
PS Business Parks, Inc. REIT	6,552	740,638
Ramco-Gershenson Properties Trust REIT	33,183	410,142
Rayonier, Inc. REIT	40,261	1,416,382
Retail Opportunity Investments Corp. REIT	42,137	744,561
Retail Properties of America, Inc. Class A REIT	62,191	725,147
Rexford Industrial Realty, Inc. REIT	23,230	668,792
RLJ Lodging Trust REIT	69,241	1,346,045
Ryman Hospitality Properties, Inc. REIT	18,364	1,422,292
Saul Centers, Inc. REIT	5,484	279,519
Seritage Growth Properties Class A REIT (b)	9,707	345,084
STORE Capital Corp. REIT	60,023	1,489,771
Summit Hotel Properties, Inc. REIT	40,526	551,559
Sunstone Hotel Investors, Inc. REIT	89,154	1,356,924
Tanger Factory Outlet Centers, Inc. REIT (b)	29,972	659,384
Taubman Centers, Inc. REIT	19,276	1,096,997
Tier REIT, Inc.	12,232	226,047
Two Harbors Investment Corp.	49,220	756,511
Universal Health Realty Income Trust REIT	5,720	343,772
Urban Edge Properties REIT	38,212	815,826
Washington Prime Group, Inc. REIT (b)	74,014	493,673
Washington Real Estate Investment Trust	28,587	780,425
Xenia Hotels & Resorts, Inc. REIT	21,523	424,434

		41,303,670

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Altisource Asset Management Corp. (a) (d)	441	28,886
Consolidated-Tomoka Land Co.	1,697	106,656
Forestar Group, Inc. (a) (b)	11,832	250,247
FRP Holdings, Inc. (a)	3,315	185,640
Griffin Industrial Realty, Inc.	982	36,854
HFF, Inc. Class A	8,532	424,040
Kennedy-Wilson Holdings, Inc.	49,527	861,770
Marcus & Millichap, Inc. (a)	2,058	74,211

Security Description	Shares	Value

Maui Land & Pineapple Co., Inc. (a)	1,723	$20,073
Rafael Holdings, Inc. Class B (a)	487	2,360
RE/MAX Holdings, Inc. Class A	3,776	228,259
RMR Group, Inc. Class A	2,082	145,636
St. Joe Co. (a) (b)	24,156	455,341
Stratus Properties, Inc. (a)	1,145	34,579
Tejon Ranch Co. (a)	8,615	199,093
Trinity Place Holdings, Inc. (a)	8,015	52,097

		3,105,742

ROAD & RAIL — 0.9%
ArcBest Corp.	10,518	337,102
Avis Budget Group, Inc. (a) (b)	24,444	1,144,957
Celadon Group, Inc. (b)	8,115	30,026
Covenant Transportation Group, Inc. Class A (a)	4,936	147,241
Daseke, Inc. (a)	6,933	67,874
Heartland Express, Inc.	18,369	330,458
Hertz Global Holdings, Inc. (a)	25,666	509,470
Landstar System, Inc.	13,325	1,461,086
Marten Transport, Ltd.	16,038	365,667
PAM Transportation Services, Inc. (a)	541	19,665
Roadrunner Transportation Systems, Inc. (a)	9,097	23,106
Ryder System, Inc.	17,112	1,245,583
Saia, Inc. (a)	9,769	734,140
Universal Logistics Holdings, Inc.	3,723	78,742
USA Truck, Inc. (a)	1,723	43,919
Werner Enterprises, Inc.	10,688	390,112
YRC Worldwide, Inc. (a)	12,445	109,889

		7,039,037

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Adesto Technologies Corp. (a)	4,228	31,287
Advanced Energy Industries, Inc. (a)	9,650	616,635
Alpha & Omega Semiconductor, Ltd. (a)	3,121	48,219
Ambarella, Inc. (a) (b)	13,334	653,233
Amkor Technology, Inc. (a)	40,756	412,858
Amtech Systems, Inc. (a)	3,246	23,761
Axcelis Technologies, Inc. (a)	7,432	182,827
AXT, Inc. (a)	14,080	102,080
Brooks Automation, Inc.	18,767	508,210
Cabot Microelectronics Corp.	5,509	590,069
CEVA, Inc. (a)	8,569	310,198
Cirrus Logic, Inc. (a)	26,325	1,069,585
Cohu, Inc.	10,792	246,166
Cree, Inc. (a)	25,778	1,039,111
CyberOptics Corp. (a) (b)	2,605	46,890
Diodes, Inc. (a)	9,031	275,084
DSP Group, Inc. (a)	6,522	76,960
Entegris, Inc.	36,622	1,274,446
Everspin Technologies, Inc. (a)	2,805	21,178
First Solar, Inc. (a)	24,904	1,767,686
FormFactor, Inc. (a)	18,180	248,157
GSI Technology, Inc. (a)	4,769	35,338
Ichor Holdings, Ltd. (a) (b)	4,330	104,829

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Impinj, Inc. (a) (b)	7,954	$103,561
Inphi Corp. (a) (b)	16,674	501,887
Integrated Device Technology, Inc. (a)	34,511	1,054,656
Kopin Corp. (a) (b)	27,450	85,644
Kulicke & Soffa Industries, Inc. (a)	21,981	549,745
Lattice Semiconductor Corp. (a)	47,703	265,706
MACOM Technology Solutions Holdings, Inc. (a) (b)	16,753	278,100
MagnaChip Semiconductor Corp. (a) (b)	11,702	112,339
MaxLinear, Inc. (a)	22,957	522,272
Monolithic Power Systems, Inc.	9,652	1,117,412
Nanometrics, Inc. (a)	9,670	260,123
NeoPhotonics Corp. (a) (b)	13,527	92,660
NVE Corp.	1,470	122,172
PDF Solutions, Inc. (a) (b)	11,424	133,204
Photronics, Inc. (a)	29,681	244,868
Pixelworks, Inc. (a)	8,115	31,405
Power Integrations, Inc.	11,350	775,773
QuickLogic Corp. (a) (b)	27,932	42,457
Rambus, Inc. (a)	25,377	340,813
Rudolph Technologies, Inc. (a)	12,436	344,477
Semtech Corp. (a)	26,321	1,027,835
Sigma Designs, Inc. (a)	4,856	30,107
Silicon Laboratories, Inc. (a)	10,306	926,509
SolarEdge Technologies, Inc. (a)	10,179	535,415
SunPower Corp. (a) (b)	33,203	264,960
Synaptics, Inc. (a) (b)	14,936	683,023
Ultra Clean Holdings, Inc. (a)	15,512	298,606
Veeco Instruments, Inc. (a)	19,386	329,562
Versum Materials, Inc.	32,801	1,234,302
Xcerra Corp. (a)	19,453	226,627
Xperi Corp.	19,927	421,456

		22,642,483

SOFTWARE — 3.7%
8x8, Inc. (a)	35,986	671,139
A10 Networks, Inc. (a)	20,873	121,481
ACI Worldwide, Inc. (a)	24,112	571,937
Agilysys, Inc. (a)	7,033	83,833
American Software, Inc. Class A	3,882	50,466
Asure Software, Inc. (a) (b)	3,787	46,353
Aware, Inc. (a)	4,428	18,376
Blackbaud, Inc.	14,645	1,491,007
Blackline, Inc. (a)	8,603	337,324
Bottomline Technologies de, Inc. (a)	15,485	600,044
Callidus Software, Inc. (a)	26,317	946,096
CommVault Systems, Inc. (a)	16,618	950,550
Datawatch Corp. (a)	3,246	28,078
Digimarc Corp. (a)	4,209	100,805
Digital Turbine, Inc. (a)	15,689	31,535
Ebix, Inc.	7,544	562,028
Ellie Mae, Inc. (a) (b)	13,561	1,246,798
Everbridge, Inc. (a)	7,506	274,720
Fair Isaac Corp.	7,961	1,348,355
FireEye, Inc. (a)	55,299	936,212
Glu Mobile, Inc. (a)	21,032	79,291
HubSpot, Inc. (a)	9,061	981,306

Security Description	Shares	Value

Imperva, Inc. (a)	14,990	$649,067
Manhattan Associates, Inc. (a)	19,817	829,936
MicroStrategy, Inc. Class A (a)	133	17,156
Mitek Systems, Inc. (a)	12,773	94,520
MobileIron, Inc. (a)	21,579	106,816
Model N, Inc. (a)	9,094	164,147
Monotype Imaging Holdings, Inc.	15,555	349,210
Park City Group, Inc. (a) (b)	4,428	38,745
Paycom Software, Inc. (a) (b)	15,172	1,629,321
Paylocity Holding Corp. (a)	9,780	501,029
Pegasystems, Inc.	14,475	877,909
Progress Software Corp.	11,757	452,057
Proofpoint, Inc. (a) (b)	17,140	1,947,961
PROS Holdings, Inc. (a) (b)	12,107	399,652
QAD, Inc. Class A	2,135	88,923
Qualys, Inc. (a)	10,301	749,398
Rapid7, Inc. (a)	8,632	220,720
RealNetworks, Inc. (a)	6,392	19,559
RealPage, Inc. (a)	22,736	1,170,904
RingCentral, Inc. Class A (a)	24,606	1,562,481
Rosetta Stone, Inc. (a)	5,250	69,037
Rubicon Project, Inc. (a)	1,237	2,227
SecureWorks Corp. Class A (a)	2,805	22,664
SITO Mobile, Ltd. (a) (b)	4,228	16,996
Synchronoss Technologies, Inc. (a) (b)	5,752	60,684
Tableau Software, Inc. Class A (a)	18,294	1,478,521
Telenav, Inc. (a)	995	5,373
TiVo Corp.	52,205	707,378
Upland Software, Inc. (a)	3,146	90,573
Varonis Systems, Inc. (a)	5,395	326,397
VASCO Data Security International, Inc. (a)	11,894	154,027
Verint Systems, Inc. (a)	25,323	1,078,760
VirnetX Holding Corp. (a)	9,005	35,570
Workiva, Inc. (a)	5,497	130,279
Zendesk, Inc. (a)	26,760	1,281,001
Zix Corp. (a)	26,323	112,399
Zynga, Inc. Class A (a)	247,729	906,688

		29,825,819

SPECIALTY RETAIL — 2.7%
Aaron’s, Inc.	26,897	1,253,400
Abercrombie & Fitch Co. Class A	27,942	676,476
American Eagle Outfitters, Inc.	68,711	1,369,410
America’s Car-Mart, Inc. (a)	1,179	59,481
Asbury Automotive Group, Inc. (a)	8,056	543,780
Ascena Retail Group, Inc. (a)	40,869	82,147
At Home Group, Inc. (a)	11,160	357,566
Barnes & Noble Education, Inc. (a)	1,014	6,986
Barnes & Noble, Inc.	7,954	39,372
Bed Bath & Beyond, Inc.	46,767	981,639
Big 5 Sporting Goods Corp. (b)	469	3,400
Boot Barn Holdings, Inc. (a)	4,328	76,735
Buckle, Inc. (b)	10,874	240,859
Build-A-Bear Workshop, Inc. (a)	5,310	48,587
Caleres, Inc.	17,100	574,560
Camping World Holdings, Inc. Class A	5,868	189,243

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Cato Corp. Class A	4,002	$58,989
Chico’s FAS, Inc.	51,967	469,782
Children’s Place, Inc.	6,498	878,854
Citi Trends, Inc.	2,660	82,221
Conn’s, Inc. (a) (b)	8,658	294,372
Container Store Group, Inc. (a) (b)	5,851	31,829
Dick’s Sporting Goods, Inc.	26,409	925,635
DSW, Inc. Class A (b)	26,897	604,107
Express, Inc. (a)	13,611	97,455
Finish Line, Inc. Class A (b)	7,788	105,450
Five Below, Inc. (a)	21,978	1,611,867
Francesca’s Holdings Corp. (a)	1,033	4,958
GameStop Corp. Class A (b)	33,759	426,039
Genesco, Inc. (a)	4,719	191,591
GNC Holdings, Inc. Class A (a) (b)	27,508	106,181
Group 1 Automotive, Inc.	8,602	562,055
Guess?, Inc. (b)	24,036	498,507
Haverty Furniture Cos., Inc.	8,092	163,054
Hibbett Sports, Inc. (a)	4,148	99,345
J. Jill, Inc. (a) (b)	8,996	39,762
Kirkland’s, Inc. (a)	4,328	41,938
Lithia Motors, Inc. Class A	9,661	971,124
Lumber Liquidators Holdings, Inc. (a) (b)	11,031	263,862
MarineMax, Inc. (a)	9,152	178,006
Michaels Cos., Inc. (a)	34,965	689,160
Monro, Inc. (b)	13,326	714,274
Murphy USA, Inc. (a)	9,638	701,646
New York & Co., Inc. (a)	9,097	30,748
Office Depot, Inc.	222,033	477,371
Penske Automotive Group, Inc.	10,820	479,651
Pier 1 Imports, Inc.	2,028	6,530
Rent-A-Center, Inc. (b)	25,278	218,149
RH (a) (b)	5,367	511,368
Sally Beauty Holdings, Inc. (a) (b)	46,091	758,197
Shoe Carnival, Inc.	450	10,710
Sleep Number Corp. (a)	9,710	341,307
Sonic Automotive, Inc. Class A (b)	11,032	209,056
Sportsman’s Warehouse Holdings, Inc. (a) (b)	12,443	50,767
Tailored Brands, Inc.	11,618	291,147
Tile Shop Holdings, Inc.	995	5,970
Tilly’s, Inc. Class A	3,787	42,793
TravelCenters of America LLC (a)	10,179	36,644
Urban Outfitters, Inc. (a)	22,228	821,547
Vitamin Shoppe, Inc. (a) (b)	8,440	36,714
Winmark Corp.	1,058	138,386
Zumiez, Inc. (a)	7,494	179,107

		21,961,866

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a) (b)	43,468	503,794
Avid Technology, Inc. (a)	621	2,819
Cray, Inc. (a)	16,122	333,726
Diebold Nixdorf, Inc. (b)	28,523	439,254
Eastman Kodak Co. (a) (b)	12,884	68,929
Electronics For Imaging, Inc. (a)	21,009	574,176
Immersion Corp. (a) (b)	3,721	44,466

Security Description	Shares	Value

Intevac, Inc. (a)	995	$6,866
Pure Storage, Inc. Class A (a)	23,537	469,563
Quantum Corp. (a)	11,361	41,354
Stratasys, Ltd. (a) (b)	19,432	392,138
Super Micro Computer, Inc. (a) (b)	15,489	263,313
USA Technologies, Inc. (a)	15,667	141,003

		3,281,401

TEXTILES,APPAREL & LUXURY GOODS — 0.9%
Columbia Sportswear Co.	10,757	822,158
Crocs, Inc. (a)	16,805	273,081
Culp, Inc.	4,747	145,021
Deckers Outdoor Corp. (a)	14,378	1,294,451
Delta Apparel, Inc. (a)	2,064	37,193
Fossil Group, Inc. (a)	12,840	163,068
G-III Apparel Group, Ltd. (a)	17,280	651,110
Iconix Brand Group, Inc. (a) (b)	1,227	1,362
Kingold Jewelry, Inc. (a) (b)	12,984	16,490
Lakeland Industries, Inc. (a)	2,064	26,729
Movado Group, Inc.	5,800	222,720
Oxford Industries, Inc.	6,044	450,641
Perry Ellis International, Inc. (a)	5,280	136,224
Sequential Brands Group, Inc. (a) (b)	13,525	28,200
Skechers U.S.A., Inc. Class A (a)	31,595	1,228,730
Steven Madden, Ltd.	13,339	585,582
Superior Uniform Group, Inc.	2,264	59,475
Unifi, Inc. (a)	3,352	121,510
Vera Bradley, Inc. (a)	6,933	73,559
Wolverine World Wide, Inc.	40,697	1,176,143

		7,513,447

THRIFTS & MORTGAGE FINANCE — 1.8%
Atlantic Coast Financial Corp. (a)	3,887	40,036
BankFinancial Corp.	6,347	107,772
Bear State Financial, Inc.	12,248	125,542
Beneficial Bancorp, Inc.	30,216	469,859
BofI Holding, Inc. (a)	24,761	1,003,563
BSB Bancorp, Inc. (a)	5,316	162,670
Capitol Federal Financial, Inc.	52,710	650,968
Charter Financial Corp.	3,364	68,592
Clifton Bancorp, Inc.	10,265	160,647
Dime Community Bancshares, Inc.	5,329	98,054
Entegra Financial Corp. (a)	2,064	59,856
ESSA Bancorp, Inc.	3,146	46,152
Federal Agricultural Mortgage Corp. Class C	1,217	105,903
First Defiance Financial Corp.	4,178	239,483
Flagstar Bancorp, Inc. (a)	6,543	231,622
FS Bancorp, Inc.	982	52,537
Home Bancorp, Inc.	1,516	65,446
HomeStreet, Inc. (a)	5,232	149,897
Impac Mortgage Holdings, Inc. (a) (b)	431	3,405
Kearny Financial Corp.	13,895	180,635
LendingTree, Inc. (a) (b)	2,285	749,823
Malvern Bancorp, Inc. (a)	1,723	44,798
Meridian Bancorp, Inc.	19,430	391,514
Meta Financial Group, Inc.	3,295	359,814

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

MGIC Investment Corp. (a)	98,879	$1,285,427
MMA Capital Management LLC (a)	1,523	41,426
Nationstar Mortgage Holdings, Inc. (a) (b)	3,107	55,802
NMI Holdings, Inc. Class A (a)	13,926	230,475
Northfield Bancorp, Inc.	17,662	275,704
Northwest Bancshares, Inc.	38,773	642,081
OceanFirst Financial Corp.	13,997	374,420
Ocwen Financial Corp. (a)	6,393	26,339
Oritani Financial Corp.	16,562	254,227
PennyMac Financial Services, Inc. Class A (a)	6,565	148,697
PHH Corp. (a)	9,835	102,874
Provident Bancorp, Inc. (a)	1,182	31,382
Provident Financial Holdings, Inc.	1,723	31,169
Provident Financial Services, Inc.	12,382	316,855
Prudential Bancorp, Inc.	2,705	49,069
Radian Group, Inc.	57,601	1,096,723
Riverview Bancorp, Inc.	6,392	59,701
SI Financial Group, Inc.	10,286	148,118
Southern Missouri Bancorp, Inc.	3,305	120,963
Territorial Bancorp, Inc.	3,327	98,679
Timberland Bancorp, Inc.	2,064	62,746
TrustCo.Bank Corp. NY	23,506	198,626
United Community Financial Corp.	21,561	212,591
United Financial Bancorp, Inc.	20,546	332,845
Walker & Dunlop, Inc.	6,900	409,998
Washington Federal, Inc.	37,237	1,288,400
Waterstone Financial, Inc.	9,740	168,502
Western New England Bancorp, Inc.	11,418	121,602
WSFS Financial Corp.	10,870	520,673

		14,274,702

TOBACCO — 0.2%
22nd Century Group, Inc. (a) (b)	29,655	69,689
Turning Point Brands, Inc.	5,310	103,226
Universal Corp.	9,729	471,857
Vector Group, Ltd. (b)	40,438	824,531

		1,469,303

TRADING COMPANIES & DISTRIBUTORS — 1.5% (c)
Air Lease Corp.	30,096	1,282,692
Aircastle, Ltd.	21,107	419,185
Applied Industrial Technologies, Inc.	14,929	1,088,324
Beacon Roofing Supply, Inc. (a)	21,464	1,139,094
BMC Stock Holdings, Inc. (a)	26,287	513,911
CAI International, Inc. (a)	3,880	82,489
DXP Enterprises, Inc. (a)	3,731	145,322
Foundation Building Materials, Inc. (a)	5,951	88,729
GATX Corp.	15,510	1,062,280
General Finance Corp. (a)	3,346	24,259
GMS, Inc. (a)	8,123	248,239
H&E Equipment Services, Inc.	13,623	524,349
Herc Holdings, Inc. (a)	8,073	524,341
Huttig Building Products, Inc. (a) (b)	7,033	36,783
Kaman Corp.	6,935	430,802
Lawson Products, Inc. (a)	2,064	52,116

Security Description	Shares	Value

MRC Global, Inc. (a)	38,775	$637,461
MSC Industrial Direct Co., Inc. Class A	13,525	1,240,378
Nexeo Solutions, Inc. (a)	16,671	178,380
NOW, Inc. (a) (b)	43,467	444,233
Rush Enterprises, Inc. Class A (a)	3,814	162,057
Rush Enterprises, Inc. Class B (a)	1,082	43,691
SiteOne Landscape Supply, Inc. (a)	11,734	903,987
Titan Machinery, Inc. (a)	7,397	174,273
Veritiv Corp. (a)	3,093	121,246
WESCO International, Inc. (a)	13,966	866,590
Willis Lease Finance Corp. (a)	982	33,663

		12,468,874

WATER UTILITIES — 0.2%
American States Water Co.	9,618	510,331
AquaVenture Holdings, Ltd. (a)	3,887	48,277
Cadiz, Inc. (a) (b)	13,026	175,851
California Water Service Group	12,346	459,888
Connecticut Water Service, Inc.	3,135	189,762
Global Water Resources, Inc.	2,264	20,308
Middlesex Water Co.	3,895	142,947
Pure Cycle Corp. (a)	6,592	62,294
SJW Group	4,186	220,644
York Water Co.	6,245	193,595

		2,023,897

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Boingo Wireless, Inc. (a)	9,604	237,891
Shenandoah Telecommunications Co.	10,824	389,664
Spok Holdings, Inc.	8,658	129,437
Telephone & Data Systems, Inc.	30,096	843,591
United States Cellular Corp. (a)	4,328	173,942

		1,774,525

TOTAL COMMON STOCKS (Cost $779,340,752)		806,623,144

LIMITED PARTNERSHIPS —0.0% (c)
CAPITAL MARKETS — 0.0% (c)
JMP Group LLC	3,346	16,897

TRADING COMPANIES & DISTRIBUTORS — 0.0% (c)
Fortress Transportation & Infrastructure Investors LLC	21,440	341,968

TOTAL LIMITED PARTNERSHIPS (Cost $400,259)		358,865

PREFERRED STOCKS — 0.0% (c)
MEDIA — 0.0% (c)
GCI Liberty, Inc. 5.00% (Cost $22,450)	1,472	34,371

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Chelsea Therapeutics International, Ltd. (CVR) (a) (e)	1,465	$—
Dyax Corp. (CVR) (expiring 12/31/19) (a) (d)	6,839	16,756
Omthera Pharmaceuticals, Inc. (CVR) (expiring 12/31/20) (a) (e)	24	—
Tobira Therapeutics, Inc. (CVR) (expiring 12/31/28) (a) (d)	740	8,710

		25,466

DIVERSIFIED FINANCIAL SERVICES — 0.0% (c)
NewStar Financial, Inc. (CVR) (a) (d)	4,067	2,002

ELECTRICAL EQUIPMENT — 0.0% (c)
Babcock & Wilcox Enterprises, Inc. (a) (b) (d)	10,991	21,081

MEDIA — 0.0% (c)
Media General, Inc. (CVR) (a) (d)	10,713	1,071

TOTAL RIGHTS (Cost $9,638)		49,620

SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (f) (g)	4,666,038	4,666,038
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	31,263,095	31,263,095

TOTAL SHORT-TERM INVESTMENTS (Cost $35,929,133)		35,929,133

TOTAL INVESTMENTS — 104.2% (Cost $815,702,232)		842,995,133

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(33,807,161)

NET ASSETS — 100.0%		$809,187,972

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $126,904, representing less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2018.
(h)	Investment of cash collateral for securities loaned.

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

At March 31, 2018, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

E-mini Russell 2000 Index (long)	06/15/2018	0.00	$1,814,200	$1,760,880	$(53,320)

					$(53,320)

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$9,344,078	$—	$—		$9,344,078
Air Freight & Logistics	2,261,656	—	—		2,261,656
Airlines	3,195,207	—	—		3,195,207
Auto Components	9,055,707	—	—		9,055,707
Automobiles	279,932	—	—		279,932
Banks	73,983,794	—	—		73,983,794
Beverages	740,116	—	—		740,116
Biotechnology	46,065,074	—	0	(a)	46,065,074
Building Products	9,500,765	—	—		9,500,765
Capital Markets	13,469,984	—	—		13,469,984
Chemicals	15,808,464	—	—		15,808,464
Commercial Services & Supplies	17,933,786	—	—		17,933,786
Communications Equipment	13,888,795	—	—		13,888,795
Construction & Engineering	8,640,285	—	—		8,640,285
Construction Materials	1,739,422	—	—		1,739,422
Consumer Finance	5,170,845	—	—		5,170,845
Containers & Packaging	3,844,980	—	—		3,844,980
Distributors	470,824	—	—		470,824
Diversified Consumer Services	8,619,801	—	—		8,619,801
Diversified Financial Services	1,472,316	—	—		1,472,316
Diversified Telecommunication Services	3,538,907	—	—		3,538,907
Electric Utilities	6,493,777	—	—		6,493,777
Electrical Equipment	5,607,472	—	—		5,607,472
Electronic Equipment, Instruments & Components	18,745,023	—	—		18,745,023
Energy Equipment & Services	12,358,986	—	—		12,358,986
Equity Real Estate Investment Trusts (REITS)	20,841,025	—	—		20,841,025
Food & Staples Retailing	5,611,486	—	—		5,611,486
Food Products	10,379,604	—	—		10,379,604
Gas Utilities	6,006,432	—	—		6,006,432
Health Care Equipment & Supplies	25,138,982	—	—		25,138,982
Health Care Providers & Services	22,088,896	—	—		22,088,896
Health Care Technology	5,362,117	—	—		5,362,117
Hotels, Restaurants & Leisure	26,030,830	—	—		26,030,830
Household Durables	10,931,675	—	—		10,931,675
Household Products	2,913,282	—	—		2,913,282
Independent Power Producers & Energy Traders	2,125,516	—	—		2,125,516
Industrial Conglomerates	496,343	—	—		496,343
Insurance	18,370,932	—	—		18,370,932
Internet & Catalog Retail	5,150,343	—	—		5,150,343
Internet Software & Services	26,080,749	—	—		26,080,749
IT Services	19,178,323	—	—		19,178,323
Leisure Equipment & Products	2,247,478	—	—		2,247,478
Life Sciences Tools & Services	5,470,030	—	—		5,470,030
Machinery	31,131,574	—	—		31,131,574
Marine	1,759,945	—	—		1,759,945
Media	13,546,055	—	—		13,546,055
Metals & Mining	9,373,538	—	—		9,373,538
Mortgage Real Estate Investment Trust (REITs)	7,827,805	—	—		7,827,805
Multi-Utilities	3,840,367	—	—		3,840,367

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Multiline Retail	$3,025,261	$—	$—		$3,025,261
Oil, Gas & Consumable Fuels	24,399,407	—	—		24,399,407
Paper & Forest Products	6,075,450	—	—		6,075,450
Personal Products	2,842,732	—	—		2,842,732
Pharmaceuticals	16,622,236	—	—		16,622,236
Professional Services	10,839,969	—	—		10,839,969
Real Estate Investment Trusts (REITs)	41,303,670	—	—		41,303,670
Real Estate Management & Development	3,076,856	28,886	—		3,105,742
Road & Rail	7,039,037	—	—		7,039,037
Semiconductors & Semiconductor Equipment	22,642,483	—	—		22,642,483
Software	29,825,819	—	—		29,825,819
Specialty Retail	21,961,866	—	—		21,961,866
Technology Hardware, Storage & Peripherals	3,281,401	—	—		3,281,401
Textiles, Apparel & Luxury Goods	7,513,447	—	—		7,513,447
Thrifts & Mortgage Finance	14,274,702	—	—		14,274,702
Tobacco	1,469,303	—	—		1,469,303
Trading Companies & Distributors	12,468,874	—	—		12,468,874
Water Utilities	2,023,897	—	—		2,023,897
Wireless Telecommunication Services	1,774,525	—	—		1,774,525
Limited Partnerships
Capital Markets	16,897	—	—		16,897
Trading Companies & Distributors	341,968	—	—		341,968
Rights
Biotechnology	—	25,466	0	(a)	25,466
Diversified Financial Services	—	2,002	—		2,002
Electrical Equipment	—	21,081	—		21,081
Media	—	1,071	—		1,071
Preferred Stocks
Media	34,371	—	—		34,371
Short-Term Investments	35,929,133	—	—		35,929,133

TOTAL INVESTMENTS	$842,916,627	$78,506	$—		$842,995,133

LIABILITIES:
Futures Contracts (b)	(53,320)	—	—		(53,320)

TOTAL OTHER FINANCIAL INSTRUMENTS	$(53,320)	$—	$0		$(53,320)

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2018.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	599,160	$599,160	$21,476,827	$17,409,949	$—	$—	4,666,038	$4,666,038	$16,170	$—

State Street Navigator Securities Lending Government Money Market Portfolio	5,558,769	5,558,769	69,905,457	44,201,131	—	—	31,263,095	31,263,095	420,181	—

Total		$6,157,929	$91,382,284	$61,611,080	$—	$—		$35,929,133	$436,351	$—

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.0%
AAR Corp.	1,866	$82,309
Aerojet Rocketdyne Holdings, Inc. (a)	4,341	121,418
Aerovironment, Inc. (a)	1,023	46,557
Arconic, Inc.	24,316	560,241
Arotech Corp. (a)	1,032	3,148
Astronics Corp. (a)	1,007	37,561
Axon Enterprise, Inc. (a) (b)	2,733	107,434
Boeing Co.	32,761	10,741,677
BWX Technologies, Inc.	5,154	327,434
Cubic Corp.	1,543	98,135
Curtiss-Wright Corp.	2,487	335,919
Ducommun, Inc. (a)	721	21,904
Engility Holdings, Inc. (a)	965	23,546
Esterline Technologies Corp. (a)	816	59,690
General Dynamics Corp.	17,104	3,778,274
Harris Corp.	6,126	988,001
HEICO Corp.	1,880	163,203
HEICO Corp. Class A	2,398	170,138
Hexcel Corp.	5,157	333,091
Huntington Ingalls Industries, Inc.	2,592	668,114
KeyW Holding Corp. (a) (b)	42	330
KLX, Inc. (a)	2,633	187,101
Kratos Defense & Security Solutions, Inc. (a) (b)	5,043	51,892
L3 Technologies, Inc.	4,430	921,440
Lockheed Martin Corp.	16,369	5,531,576
Mercury Systems, Inc. (a)	2,620	126,598
Moog, Inc. Class A (a)	1,865	153,695
National Presto Industries, Inc. (b)	108	10,125
Northrop Grumman Corp.	9,091	3,173,850
Orbital ATK, Inc.	3,340	442,917
Raytheon Co.	16,640	3,591,245
Rockwell Collins, Inc.	8,723	1,176,296
Sparton Corp. (a)	702	12,222
Spirit AeroSystems Holdings, Inc. Class A	7,607	636,706
Teledyne Technologies, Inc. (a)	1,780	333,163
Textron, Inc.	14,831	874,584
TransDigm Group, Inc.	2,670	819,530
Triumph Group, Inc. (b)	829	20,891
United Technologies Corp.	43,547	5,479,083
Vectrus, Inc. (a)	752	28,004
Wesco Aircraft Holdings, Inc. (a)	85	871

		42,239,913

AIR FREIGHT & LOGISTICS — 0.7%
Air Transport Services Group, Inc. (a)	3,366	78,495
Atlas Air Worldwide Holdings, Inc. (a)	1,804	109,052
C.H. Robinson Worldwide, Inc.	7,879	738,341
Echo Global Logistics, Inc. (a)	1,013	27,959
Expeditors International of Washington, Inc.	10,471	662,814
FedEx Corp.	13,787	3,310,397

Security Description	Shares	Value

Forward Air Corp.	1,721	$90,972
Hub Group, Inc. Class A (a)	1,820	76,167
Radiant Logistics, Inc. (a)	1,824	7,059
United Parcel Service, Inc. Class B	38,782	4,058,924
XPO Logistics, Inc. (a) (b)	6,173	628,473

		9,788,653

AIRLINES — 0.6%
Alaska Air Group, Inc. (b)	7,751	480,252
Allegiant Travel Co. (b)	823	142,009
American Airlines Group, Inc.	25,796	1,340,360
Delta Air Lines, Inc.	39,178	2,147,346
Hawaiian Holdings, Inc.	3,305	127,903
JetBlue Airways Corp. (a)	17,302	351,577
SkyWest, Inc.	2,593	141,059
Southwest Airlines Co.	32,791	1,878,268
Spirit Airlines, Inc. (a)	84	3,174
United Continental Holdings, Inc. (a) .	17,265	1,199,400

		7,811,348

AUTO COMPONENTS — 0.3%
American Axle & Manufacturing
Holdings, Inc. (a)	4,378	66,633
Autoliv, Inc. (b)	4,460	650,892
BorgWarner, Inc.	11,926	599,043
Cooper Tire & Rubber Co. (b)	3,377	98,946
Cooper-Standard Holdings, Inc. (a)	923	113,354
Dana, Inc.	8,381	215,894
Dorman Products, Inc. (a)	1,724	114,146
Fox Factory Holding Corp. (a)	1,663	58,039
Gentex Corp.	16,352	376,423
Gentherm, Inc. (a)	2,430	82,498
Goodyear Tire & Rubber Co.	14,848	394,660
Horizon Global Corp. (a)	1,025	8,446
LCI Industries	931	96,964
Lear Corp.	3,633	676,065
Modine Manufacturing Co. (a)	2,487	52,600
Motorcar Parts of America, Inc. (a)	21	450
Shiloh Industries, Inc. (a)	842	7,325
Standard Motor Products, Inc.	691	32,871
Stoneridge, Inc. (a)	1,031	28,455
Strattec Security Corp.	80	2,908
Superior Industries International, Inc.	1,036	13,779
Tenneco, Inc.	2,747	150,728
Tower International, Inc.	956	26,529
Visteon Corp. (a)	2,453	270,419
VOXX International Corp. (a)	1,584	7,841
Workhorse Group, Inc. (a) (b)	1,634	4,314

		4,150,222

AUTOMOBILES — 0.5%
Ford Motor Co.	217,041	2,404,814
General Motors Co.	66,618	2,420,898
Harley-Davidson, Inc.	11,296	484,373
Tesla, Inc. (a)	7,034	1,871,958
Thor Industries, Inc.	2,526	290,919
Winnebago Industries, Inc.	1,621	60,950

		7,533,912

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

BANKS — 7.2%
1st Source Corp.	777	$39,332
Access National Corp.	812	23,166
ACNB Corp.	160	4,680
Allegiance Bancshares, Inc. (a)	732	28,658
American National Bankshares, Inc.	692	26,019
Ameris Bancorp	1,834	97,019
Arrow Financial Corp.	782	26,549
Associated Banc-Corp.	9,296	231,006
Atlantic Capital Bancshares, Inc. (a)	1,584	28,670
Banc of California, Inc. (b)	2,516	48,559
BancFirst Corp.	980	52,038
Bancorp, Inc. (a)	114	1,231
BancorpSouth Bank	5,020	159,636
Bank of America Corp.	512,070	15,356,979
Bank of Commerce Holdings	842	9,809
Bank of Hawaii Corp.	2,493	207,168
Bank of Marin Bancorp	162	11,170
Bank of the Ozarks, Inc.	6,961	336,007
BankUnited, Inc.	6,039	241,439
Bankwell Financial Group, Inc.	130	4,196
Banner Corp.	1,786	99,105
Bar Harbor Bankshares	842	23,340
BB&T Corp.	44,021	2,290,853
BCB Bancorp, Inc.	762	11,925
Berkshire Hills Bancorp, Inc.	1,863	70,701
Blue Hills Bancorp, Inc.	982	20,475
BOK Financial Corp.	1,012	100,178
Boston Private Financial Holdings, Inc.	4,464	67,183
Bridge Bancorp, Inc.	890	29,859
Brookline Bancorp, Inc.	4,234	68,591
Bryn Mawr Bank Corp.	800	35,160
C&F Financial Corp.	70	3,682
Camden National Corp.	851	37,869
Capital City Bank Group, Inc.	742	18,364
Capstar Financial Holdings, Inc. (a)	170	3,201
Carolina Financial Corp.	912	35,823
Cathay General Bancorp	4,210	168,316
CenterState Bank Corp.	6,815	180,802
Central Pacific Financial Corp.	1,688	48,040
Central Valley Community Bancorp	732	14,318
Chemical Financial Corp.	3,597	196,684
CIT Group, Inc.	10,287	529,780
Citigroup, Inc.	151,941	10,256,017
Citizens & Northern Corp.	761	17,571
Citizens Financial Group, Inc.	28,473	1,195,297
City Holding Co.	870	59,647
Civista Bancshares, Inc.	692	15,819
CNB Financial Corp.	917	26,676
CoBiz Financial, Inc.	1,746	34,222
Codorus Valley Bancorp, Inc.	692	19,459
Columbia Banking System, Inc.	4,160	174,512
Comerica, Inc.	9,530	914,213
Commerce Bancshares, Inc.	5,856	350,833
Community Bank System, Inc.	2,668	142,898
Community Bankers Trust Corp. (a)	1,002	9,018
Community Financial Corp.	90	3,350

Security Description	Shares	Value

Community Trust Bancorp, Inc.	859	$38,827
ConnectOne Bancorp, Inc.	1,624	46,771
County Bancorp, Inc.	110	3,213
Cullen/Frost Bankers, Inc.	3,302	350,243
Customers Bancorp, Inc. (a)	1,749	50,983
CVB Financial Corp. (b)	5,906	133,712
DNB Financial Corp.	80	2,852
Eagle Bancorp, Inc. (a)	2,631	157,465
East West Bancorp, Inc.	7,818	488,938
Enterprise Bancorp, Inc.	682	24,068
Enterprise Financial Services Corp.	1,003	47,041
Evans Bancorp, Inc.	110	4,978
Farmers & Merchants Bancorp, Inc..	180	7,267
Farmers Capital Bank Corp.	170	6,792
Farmers National Banc Corp.	1,032	14,293
FB Financial Corp. (a)	772	31,335
FCB Financial Holdings, Inc. Class A (a)	2,486	127,035
Fidelity Southern Corp.	1,032	23,808
Fifth Third Bancorp	34,882	1,107,503
Financial Institutions, Inc.	820	24,272
First BanCorp (a)	11,132	67,015
First Bancorp, Inc.	702	19,642
First Bancorp/Southern Pines	869	30,980
First Busey Corp.	1,881	55,903
First Business Financial Services, Inc.	682	17,159
First Citizens BancShares, Inc. Class A	721	297,946
First Commonwealth Financial Corp.	5,227	73,858
First Community Bancshares, Inc.	824	24,596
First Connecticut Bancorp, Inc.	823	21,069
First Financial Bancorp	3,347	98,234
First Financial Bankshares, Inc. (b)	3,377	156,355
First Financial Corp.	730	30,368
First Financial Northwest, Inc.	682	11,424
First Foundation, Inc. (a)	1,574	29,182
First Hawaiian, Inc.	2,739	76,226
First Horizon National Corp.	26,867	505,906
First Internet Bancorp	160	5,920
First Interstate BancSystem, Inc. Class A	1,735	68,619
First Merchants Corp.	2,613	108,962
First Mid-Illinois Bancshares, Inc.	692	25,223
First Midwest Bancorp, Inc.	5,928	145,770
First Northwest Bancorp (a)	722	12,195
First of Long Island Corp.	935	25,666
First Republic Bank	9,351	865,996
Flushing Financial Corp.	1,657	44,673
FNB Corp.	19,008	255,658
Franklin Financial Network, Inc. (a)	782	25,493
Fulton Financial Corp.	9,686	171,926
German American Bancorp, Inc.	3,605	120,227
Glacier Bancorp, Inc.	4,354	167,107
Great Southern Bancorp, Inc.	2,610	130,369
Great Western Bancorp, Inc.	3,349	134,864
Green Bancorp, Inc. (a)	982	21,849
Guaranty Bancorp	1,022	28,974

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Hancock Holding Co.	4,424	$228,721
Hanmi Financial Corp.	1,748	53,751
HarborOne Bancorp, Inc. (a)	802	14,163
Heartland Financial USA, Inc.	1,634	86,684
Heritage Commerce Corp.	1,794	29,565
Heritage Financial Corp.	1,642	50,245
Hilltop Holdings, Inc.	4,211	98,790
Home BancShares, Inc.	9,502	216,741
HomeTrust Bancshares, Inc. (a)	956	24,904
Hope Bancorp, Inc.	6,854	124,674
Horizon Bancorp	1,002	30,070
Howard Bancorp, Inc. (a)	692	13,702
Huntington Bancshares, Inc.	60,870	919,137
IBERIABANK Corp.	3,379	263,562
Independent Bank Corp.	1,652	118,201
Independent Bank Corp.	962	22,030
Independent Bank Group, Inc.	1,614	114,110
International Bancshares Corp.	2,754	107,131
Investar Holding Corp.	180	4,653
Investors Bancorp, Inc.	18,200	248,248
JPMorgan Chase & Co.	187,752	20,647,087
KeyCorp	61,949	1,211,103
Lakeland Bancorp, Inc.	2,466	48,950
Lakeland Financial Corp.	1,551	71,703
LCNB Corp.	702	13,338
LegacyTexas Financial Group, Inc.	2,508	107,393
Live Oak Bancshares, Inc.	922	25,632
M&T Bank Corp.	6,905	1,273,006
Macatawa Bank Corp.	1,574	16,165
MainSource Financial Group, Inc.	1,031	41,910
MB Financial, Inc.	4,350	176,088
MBT Financial Corp.	902	9,697
Mercantile Bank Corp.	832	27,664
Middlefield Banc Corp.	60	2,946
Midland States Bancorp, Inc.	782	24,680
MidSouth Bancorp, Inc.	762	9,639
MidWestOne Financial Group, Inc.	702	23,370
MutualFirst Financial, Inc.	130	4,713
National Bank Holdings Corp. Class A	1,768	58,786
National Bankshares, Inc.	1,890	85,144
National Commerce Corp. (a)	752	32,750
NBT Bancorp, Inc.	2,433	86,323
Nicolet Bankshares, Inc. (a)	180	9,913
Northrim BanCorp, Inc.	150	5,183
Norwood Financial Corp.	130	3,912
OFG Bancorp	142	1,484
Ohio Valley Banc Corp.	80	3,348
Old Line Bancshares, Inc.	702	23,166
Old National Bancorp	7,063	119,365
Old Second Bancorp, Inc.	1,564	21,740
Opus Bank	1,544	43,232
Orrstown Financial Services, Inc.	170	4,106
Pacific Premier Bancorp, Inc. (a)	1,823	73,285
PacWest Bancorp	7,089	351,118
Park National Corp.	1,658	172,034
Peapack Gladstone Financial Corp.	842	28,114
Penns Woods Bancorp, Inc.	90	3,808

Security Description	Shares	Value

Peoples Bancorp, Inc.	881	$31,231
Peoples Financial Services Corp.	160	7,304
People’s United Financial, Inc.	18,867	352,058
People’s Utah Bancorp	832	26,874
Pinnacle Financial Partners, Inc.	5,005	321,321
PNC Financial Services Group, Inc.	25,105	3,796,880
Popular, Inc.	5,878	244,642
Premier Financial Bancorp, Inc.	702	13,064
Prosperity Bancshares, Inc.	7,364	534,847
QCR Holdings, Inc.	742	33,279
Regions Financial Corp.	64,795	1,203,891
Reliant Bancorp, Inc.	170	3,874
Renasant Corp.	2,610	111,082
Republic Bancorp, Inc. Class A	158	6,051
S&T Bancorp, Inc.	1,752	69,975
Sandy Spring Bancorp, Inc.	999	38,721
Seacoast Banking Corp. of Florida (a)	1,874	49,605
ServisFirst Bancshares, Inc. (b)	2,444	99,764
Shore Bancshares, Inc.	772	14,560
Sierra Bancorp	732	19,500
Signature Bank (a)	2,671	379,148
Simmons First National Corp. Class A	3,789	107,797
SmartFinancial, Inc. (a)	150	3,534
South State Corp.	1,813	154,649
Southern First Bancshares, Inc. (a)	150	6,675
Southern National Bancorp of Virginia, Inc.	1,002	15,872
Southside Bancshares, Inc.	1,618	56,209
State Bank Financial Corp.	6,126	183,841
Sterling Bancorp	10,220	230,461
Stock Yards Bancorp, Inc.	1,002	35,170
Summit Financial Group, Inc.	702	17,557
SunTrust Banks, Inc.	26,630	1,811,905
SVB Financial Group (a)	2,721	653,067
Synovus Financial Corp.	5,919	295,595
TCF Financial Corp.	8,708	198,629
Texas Capital Bancshares, Inc. (a)	2,618	235,358
Tompkins Financial Corp.	753	57,047
Towne Bank	3,271	93,551
TriCo Bancshares	4,304	160,195
TriState Capital Holdings, Inc. (a)	992	23,064
Triumph Bancorp, Inc. (a)	892	36,750
Trustmark Corp.	3,489	108,717
UMB Financial Corp.	2,502	181,120
Umpqua Holdings Corp.	12,965	277,581
Union Bankshares Corp.	3,832	140,673
Union Bankshares, Inc./Morrisville	80	4,064
United Bankshares, Inc.	11,539	406,750
United Community Banks, Inc.	3,607	114,162
Univest Corp. of Pennsylvania	1,619	44,846
US Bancorp	92,334	4,662,867
Valley National Bancorp	14,784	184,209
Veritex Holdings, Inc. (a)	992	27,449
Washington Trust Bancorp, Inc.	850	45,687
Webster Financial Corp.	5,036	278,994
Wells Fargo & Co.	275,502	14,439,060

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

WesBanco, Inc.	2,486	$105,158
West Bancorp, Inc.	5,814	148,838
Westamerica Bancorporation (b)	1,650	95,832
Western Alliance Bancorp (a)	5,246	304,845
Wintrust Financial Corp.	2,763	237,756
Zions Bancorp	11,382	600,173

		102,548,217

BEVERAGES — 1.7%
Brown-Forman Corp. Class B	7,545	410,448
Castle Brands, Inc. (a) (b)	5,322	6,599
Celsius Holdings, Inc. (a) (b)	942	4,098
Coca-Cola Bottling Co. Consolidated .	86	14,850
Coca-Cola Co.	230,752	10,021,559
Constellation Brands, Inc. Class A	8,763	1,997,263
Craft Brew Alliance, Inc. (a)	712	13,243
Dr. Pepper Snapple Group, Inc.	10,362	1,226,654
MGP Ingredients, Inc.	762	68,268
Molson Coors Brewing Co. Class B	9,463	712,848
Monster Beverage Corp. (a)	22,511	1,287,854
National Beverage Corp. (b)	1,026	91,334
New Age Beverages Corp. (a) (b)	952	2,304
PepsiCo, Inc.	79,270	8,652,320
Primo Water Corp. (a)	1,644	19,251

		24,528,893

BIOTECHNOLOGY — 3.4%
AbbVie, Inc.	88,271	8,354,850
Abeona Therapeutics, Inc. (a) (b)	1,022	14,666
ACADIA Pharmaceuticals, Inc. (a) (b)	7,596	170,682
Acceleron Pharma, Inc. (a)	1,815	70,966
Achaogen, Inc. (a) (b)	1,794	23,232
Achillion Pharmaceuticals, Inc. (a)	801	2,972
Acorda Therapeutics, Inc. (a)	2,486	58,794
Adamas Pharmaceuticals, Inc. (a) (b) .	942	22,514
Aduro Biotech, Inc. (a) (b)	13,622	126,685
Advaxis, Inc. (a) (b)	2,606	4,404
Adverum Biotechnologies, Inc. (a)	1,694	9,825
Agenus, Inc. (a) (b)	5,132	24,172
Agios Pharmaceuticals, Inc. (a) (b)	2,461	201,261
Aimmune Therapeutics, Inc. (a) (b)	932	29,666
Akebia Therapeutics, Inc. (a)	2,406	22,929
Albireo Pharma, Inc. (a)	80	2,606
Alder Biopharmaceuticals, Inc. (a) (b)	808	10,262
Aldeyra Therapeutics, Inc. (a)	862	6,465
Alexion Pharmaceuticals, Inc. (a)	13,721	1,529,343
Alnylam Pharmaceuticals, Inc. (a)	4,401	524,159
Alpine Immune Sciences, Inc. (a)	792	6,336
AMAG Pharmaceuticals, Inc. (a) (b) .	42	846
Amgen, Inc.	43,220	7,368,146
Amicus Therapeutics, Inc. (a) (b)	9,531	143,346
AnaptysBio, Inc. (a) (b)	120	12,490
Anavex Life Sciences Corp. (a) (b)	2,406	6,641
Aquinox Pharmaceuticals, Inc. (a)	1,634	23,007
Ardelyx, Inc. (a)	1,754	8,858
Array BioPharma, Inc. (a)	13,780	224,890

Security Description	Shares	Value

Arrowhead Pharmaceuticals, Inc. (a) (b)	4,260	$30,715
Asterias Biotherapeutics, Inc. (a) (b)	1,844	2,674
Atara Biotherapeutics, Inc. (a) (b)	21	819
Athersys, Inc. (a) (b)	6,134	11,225
aTyr Pharma, Inc. (a) (b)	962	2,549
Audentes Therapeutics, Inc. (a)	1,022	30,711
AVEO Pharmaceuticals, Inc. (a)	6,966	20,201
Avexis, Inc. (a)	1,036	128,029
Avid Bioservices, Inc. (a) (b)	1,724	5,034
Bellicum Pharmaceuticals, Inc. (a) (b)	1,774	11,637
BioCryst Pharmaceuticals, Inc. (a) (b)	6,832	32,589
Biogen, Inc. (a)	12,044	3,297,888
BioMarin Pharmaceutical, Inc. (a)	11,136	902,796
BioSpecifics Technologies Corp. (a)	130	5,764
BioTime, Inc. (a) (b)	7,568	20,358
Bluebird Bio, Inc. (a) (b)	2,540	433,705
Blueprint Medicines Corp. (a)	1,833	168,086
Calithera Biosciences, Inc. (a)	1,604	10,105
Cara Therapeutics, Inc. (a) (b)	1,694	20,972
Catalyst Pharmaceuticals, Inc. (a)	3,458	8,265
Celgene Corp. (a)	65,118	5,809,177
Celldex Therapeutics, Inc. (a)	126	294
Cellular Biomedicine Group, Inc. (a) .	742	13,022
ChemoCentryx, Inc. (a)	1,747	23,759
Chimerix, Inc. (a)	127	660
Cidara Therapeutics, Inc. (a) (b)	712	2,848
Clovis Oncology, Inc. (a)	2,672	141,082
Coherus Biosciences, Inc. (a) (b)	42	464
Conatus Pharmaceuticals, Inc. (a)	1,674	9,826
Concert Pharmaceuticals, Inc. (a)	892	20,427
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	2,506	15,287
Corvus Pharmaceuticals, Inc. (a)	852	9,824
CTI BioPharma Corp. (a)	1,894	7,387
Curis, Inc. (a)	6,687	4,369
Cytokinetics, Inc. (a)	2,757	19,850
CytomX Therapeutics, Inc. (a)	1,604	45,634
Dicerna Pharmaceuticals, Inc. (a) (b) .	932	8,910
Dynavax Technologies Corp. (a) (b)	3,488	69,237
Eagle Pharmaceuticals, Inc. (a) (b)	735	38,727
Edge Therapeutics, Inc. (a) (b)	962	1,135
Editas Medicine, Inc. (a) (b)	1,694	56,156
Emergent BioSolutions, Inc. (a)	1,782	93,822
Enanta Pharmaceuticals, Inc. (a)	879	71,120
Epizyme, Inc. (a) (b)	2,746	48,741
Esperion Therapeutics, Inc. (a) (b)	1,026	74,211
Exact Sciences Corp. (a) (b)	6,149	247,989
Exelixis, Inc. (a)	17,160	380,094
Fate Therapeutics, Inc. (a) (b)	1,764	17,217
FibroGen, Inc. (a)	4,250	196,350
Five Prime Therapeutics, Inc. (a)	1,587	27,265
Flexion Therapeutics, Inc. (a) (b)	1,644	36,842
Fortress Biotech, Inc. (a) (b)	1,764	8,026
Foundation Medicine, Inc. (a)	802	63,157
Gemphire Therapeutics, Inc. (a) (b)	140	911

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Genomic Health, Inc. (a)	1,765	$55,227
Geron Corp. (a) (b)	9,451	40,167
Gilead Sciences, Inc.	75,198	5,669,177
Global Blood Therapeutics, Inc. (a) (b)	3,334	161,032
GlycoMimetics, Inc. (a) (b)	1,694	27,494
GTx, Inc. (a) (b)	130	2,308
Halozyme Therapeutics, Inc. (a)	6,949	136,131
Heron Therapeutics, Inc. (a)	3,298	91,025
Idera Pharmaceuticals, Inc. (a)	18,880	34,739
Immune Design Corp. (a)	1,644	5,425
ImmunoGen, Inc. (a) (b)	8,766	92,218
Immunomedics, Inc. (a) (b)	9,438	137,889
Incyte Corp. (a)	11,980	998,293
Inovio Pharmaceuticals, Inc. (a) (b)	126	593
Insmed, Inc. (a) (b)	5,091	114,649
Insys Therapeutics, Inc. (a) (b)	21	127
Intellia Therapeutics, Inc. (a) (b)	842	17,758
Intercept Pharmaceuticals, Inc. (a) (b)	42	2,584
Intrexon Corp. (a) (b)	63	966
Invitae Corp. (a) (b)	2,466	11,566
Ionis Pharmaceuticals, Inc. (a) (b)	6,259	275,897
Iovance Biotherapeutics, Inc. (a)	3,518	59,454
Ironwood Pharmaceuticals, Inc. (a) (b)	11,116	171,520
Jounce Therapeutics, Inc. (a) (b)	852	19,042
Kadmon Holdings, Inc. (a)	3,278	13,932
Karyopharm Therapeutics, Inc. (a)	1,784	23,941
Keryx Biopharmaceuticals, Inc. (a) (b)	7,782	31,828
Kindred Biosciences, Inc. (a)	1,594	13,788
Kura Oncology, Inc. (a)	1,012	18,975
La Jolla Pharmaceutical Co. (a) (b)	1,002	29,840
Lexicon Pharmaceuticals, Inc. (a) (b) .	6,970	59,733
Ligand Pharmaceuticals, Inc. (a) (b)	1,725	284,901
Loxo Oncology, Inc. (a)	1,568	180,900
MacroGenics, Inc. (a) (b)	1,734	43,627
Madrigal Pharmaceuticals, Inc. (a) (b)	110	12,847
MannKind Corp. (a) (b)	1,864	4,250
Matinas BioPharma Holdings, Inc. (a) (b)	4,270	3,266
MediciNova, Inc. (a) (b)	1,654	16,904
Merrimack Pharmaceuticals, Inc. (b) .	29	233
MiMedx Group, Inc. (a) (b)	5,378	37,485
Minerva Neurosciences, Inc. (a)	2,426	15,163
Miragen Therapeutics, Inc. (a)	712	4,991
Molecular Templates, Inc. (a) (b)	722	5,776
Momenta Pharmaceuticals, Inc. (a)	5,084	92,275
Myriad Genetics, Inc. (a) (b)	4,175	123,371
NantKwest, Inc. (a)	1,704	6,629
Natera, Inc. (a)	1,824	16,908
Neurocrine Biosciences, Inc. (a) (b)	5,246	435,051
NewLink Genetics Corp. (a)	112	812
Novavax, Inc. (a) (b)	1,640	3,444
Oncocyte Corp. (a) (b)	732	1,537
OncoMed Pharmaceuticals, Inc. (a)	1,644	5,228

Security Description	Shares	Value

Ophthotech Corp. (a)	2,446	$6,702
OPKO Health, Inc. (a) (b)	19,136	60,661
Organovo Holdings, Inc. (a) (b)	147	151
PDL BioPharma, Inc. (a)	1,952	5,739
Pieris Pharmaceuticals, Inc. (a)	2,666	18,182
Pluristem Therapeutics, Inc. (a) (b)	3,498	4,792
PolarityTE, Inc. (a) (b)	110	1,994
Portola Pharmaceuticals, Inc. (a) (b)	4,136	135,082
Progenics Pharmaceuticals, Inc. (a) (b)	13,270	98,994
Protagonist Therapeutics, Inc. (a)	180	1,546
PTC Therapeutics, Inc. (a)	112	3,031
Puma Biotechnology, Inc. (a) (b)	1,721	117,114
Ra Pharmaceuticals, Inc. (a)	712	3,781
Radius Health, Inc. (a) (b)	2,596	93,300
Recro Pharma, Inc. (a)	842	9,270
Regeneron Pharmaceuticals, Inc. (a) .	4,487	1,545,143
REGENXBIO, Inc. (a)	1,654	49,372
Regulus Therapeutics, Inc. (a) (b)	4,370	3,135
Repligen Corp. (a)	1,798	65,052
Retrophin, Inc. (a)	2,406	53,798
Rigel Pharmaceuticals, Inc. (a)	4,386	15,526
Sage Therapeutics, Inc. (a) (b)	1,864	300,234
Sangamo Therapeutics, Inc. (a)	6,896	131,024
Sarepta Therapeutics, Inc. (a) (b)	3,338	247,312
Savara, Inc. (a)	932	8,574
Seattle Genetics, Inc. (a) (b)	6,969	364,757
Selecta Biosciences, Inc. (a) (b)	722	7,357
Seres Therapeutics, Inc. (a) (b)	1,734	12,728
Sorrento Therapeutics, Inc. (a) (b)	1,614	8,312
Spark Therapeutics, Inc. (a) (b)	1,756	116,932
Spectrum Pharmaceuticals, Inc. (a)	3,369	54,207
Spring Bank Pharmaceuticals, Inc. (a) (b)	742	11,412
Stemline Therapeutics, Inc. (a)	1,013	15,499
Strongbridge Biopharma PLC (a)	1,564	13,841
Syndax Pharmaceuticals, Inc. (a)	842	11,982
Synergy Pharmaceuticals, Inc. (a) (b) .	15,440	28,255
Synlogic, Inc. (a)	712	6,679
Syros Pharmaceuticals, Inc. (a)	742	9,631
T2 Biosystems, Inc. (a) (b)	1,012	6,568
TESARO, Inc. (a) (b)	2,507	143,250
TG Therapeutics, Inc. (a) (b)	4,350	61,770
Trevena, Inc. (a)	3,588	5,884
Ultragenyx Pharmaceutical, Inc. (a) (b)	5,073	258,672
United Therapeutics Corp. (a)	2,497	280,563
Vanda Pharmaceuticals, Inc. (a)	2,725	45,916
Veracyte, Inc. (a)	982	5,460
Verastem, Inc. (a) (b)	2,426	7,229
Vericel Corp. (a)	2,516	25,034
Vertex Pharmaceuticals, Inc. (a)	14,688	2,393,850
Vital Therapies, Inc. (a) (b)	1,584	10,771
Voyager Therapeutics, Inc. (a) (b)	772	14,506
XBiotech, Inc. (a) (b)	862	4,612
Xencor, Inc. (a)	2,716	81,426
ZIOPHARM Oncology, Inc. (a) (b)	9,362	36,699

		48,349,182

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

BUILDING PRODUCTS — 0.3%
AAON, Inc.	1,844	$71,916
Advanced Drainage Systems, Inc.	2,407	62,341
American Woodmark Corp. (a)	810	79,744
AO Smith Corp.	4,471	284,311
Apogee Enterprises, Inc.	1,672	72,481
Armstrong Flooring, Inc. (a)	1,634	22,173
Armstrong World Industries, Inc. (a)	2,707	152,404
Builders FirstSource, Inc. (a)	5,283	104,815
Continental Building Products, Inc. (a)	1,864	53,217
CSW Industrials, Inc. (a)	822	37,031
Fortune Brands Home & Security, Inc.	6,785	399,569
Gibraltar Industries, Inc. (a)	996	33,715
Griffon Corp.	2,465	44,986
Insteel Industries, Inc.	903	24,950
JELD-WEN Holding, Inc. (a)	2,696	82,551
Lennox International, Inc.	2,453	501,320
Masco Corp.	16,299	659,132
NCI Building Systems, Inc. (a)	1,898	33,595
Owens Corning	6,032	484,973
Patrick Industries, Inc. (a)	1,591	98,403
PGT Innovations, Inc. (a)	2,689	50,150
Ply Gem Holdings, Inc. (a)	956	20,650
Quanex Building Products Corp.	1,843	32,068
Simpson Manufacturing Co., Inc.	2,449	141,038
Trex Co., Inc. (a)	1,770	192,523
Universal Forest Products, Inc.	1,959	63,570
USG Corp. (a)	6,839	276,432

		4,080,058

CAPITAL MARKETS — 3.2% (c)
Affiliated Managers Group, Inc.	3,305	626,562
Ameriprise Financial, Inc.	8,641	1,278,350
Arlington Asset Investment Corp. Class A (b)	21	232
Artisan Partners Asset Management, Inc. Class A	730	24,309
B. Riley Financial, Inc. (b)	862	16,809
Bank of New York Mellon Corp.	58,423	3,010,537
BGC Partners, Inc. Class A	11,163	150,142
BlackRock, Inc.	7,929	4,295,298
Cboe Global Markets, Inc.	6,069	692,473
Charles Schwab Corp.	64,708	3,379,052
CME Group, Inc.	19,025	3,077,103
Cohen & Steers, Inc.	891	36,228
Cowen, Inc. (a) (b)	1,737	22,928
Diamond Hill Investment Group, Inc.	96	19,830
Donnelley Financial Solutions, Inc. (a)	1,763	30,271
E*TRADE Financial Corp. (a)	11,977	663,646
Evercore, Inc. Class A	1,908	166,378
FactSet Research Systems, Inc. (b)	1,871	373,115
Financial Engines, Inc.	63	2,205
Franklin Resources, Inc.	20,755	719,783
GAIN Capital Holdings, Inc. (b)	1,604	10,827
GAMCO Investors, Inc. Class A	82	2,036
Goldman Sachs Group, Inc.	19,909	5,014,281

Security Description	Shares	Value

Great Elm Capital Corp. (b)	722	$6,657
Greenhill & Co., Inc.	109	2,016
Hamilton Lane, Inc. Class A	702	26,135
Hennessy Advisors, Inc.	100	1,930
Houlihan Lokey, Inc.	972	43,351
Interactive Brokers Group, Inc. Class A	3,489	234,600
Intercontinental Exchange, Inc.	34,055	2,469,669
INTL. FCStone, Inc. (a)	865	36,918
Invesco, Ltd.	22,520	720,865
Investment Technology Group, Inc.	1,746	34,466
Ladenburg Thalmann Financial Services, Inc.	5,159	16,870
Legg Mason, Inc.	5,899	239,794
LPL Financial Holdings, Inc.	5,026	306,938
MarketAxess Holdings, Inc.	1,890	410,962
Moelis & Co. Class A	2,479	126,057
Moody’s Corp.	10,242	1,652,035
Morgan Stanley	74,216	4,004,695
Morningstar, Inc.	851	81,287
MSCI, Inc.	5,281	789,351
Nasdaq, Inc.	6,909	595,694
Northern Trust Corp.	12,189	1,257,052
Piper Jaffray Cos	895	74,330
PJT Partners, Inc. Class A	862	43,186
Pzena Investment Management, Inc. Class A	822	9,149
Raymond James Financial, Inc.	7,025	628,105
S&P Global, Inc.	12,870	2,458,942
Safeguard Scientifics, Inc. (a)	84	1,029
SEI Investments Co.	7,060	528,865
Silvercrest Asset Management Group, Inc. Class A	130	1,976
State Street Corp. (d)	20,827	2,077,077
Stifel Financial Corp.	3,607	213,643
T Rowe Price Group, Inc.	12,095	1,305,897
TD Ameritrade Holding Corp.	25,033	1,482,705
Virtus Investment Partners, Inc.	150	18,570
Waddell & Reed Financial, Inc. Class A (b)	906	18,310
Westwood Holdings Group, Inc.	182	10,281
WisdomTree Investments, Inc.	5,919	54,277

		45,596,079

CHEMICALS — 2.1%
A Schulman, Inc.	1,591	68,413
Advanced Emissions Solutions, Inc. (b)	922	10,529
AdvanSix, Inc. (a)	1,621	56,378
AgroFresh Solutions, Inc. (a)	2,696	19,816
Air Products & Chemicals, Inc.	11,928	1,896,910
Albemarle Corp.	6,137	569,145
American Vanguard Corp.	159	3,212
Ashland Global Holdings, Inc.	4,259	297,236
Axalta Coating Systems, Ltd. (a)	13,752	415,173
Balchem Corp.	1,732	141,591
Cabot Corp.	3,351	186,718
Celanese Corp. Series A	7,884	790,056
CF Industries Holdings, Inc.	12,821	483,736

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Chase Corp.	160	$18,632
Chemours Co.	7,951	387,293
Codexis, Inc. (a)	1,804	19,844
Core Molding Technologies, Inc.	160	2,853
DowDuPont, Inc.	126,869	8,082,824
Eastman Chemical Co.	7,911	835,243
Ecolab, Inc.	15,315	2,099,227
Ferro Corp. (a)	4,334	100,636
Flotek Industries, Inc. (a)	42	256
FMC Corp.	7,045	539,436
FutureFuel Corp.	1,598	19,160
GCP Applied Technologies, Inc. (a)	4,286	124,508
Hawkins, Inc.	720	25,308
HB Fuller Co.	2,703	134,420
Huntsman Corp.	10,441	305,399
Ingevity Corp. (a)	2,527	186,215
Innophos Holdings, Inc.	981	39,446
Innospec, Inc.	1,604	110,034
International Flavors & Fragrances, Inc.	4,259	583,100
Intrepid Potash, Inc. (a)	5,914	21,527
KMG Chemicals, Inc.	702	42,085
Koppers Holdings, Inc. (a)	981	40,319
Kraton Corp. (a)	1,708	81,489
LSB Industries, Inc. (a)	972	5,958
Minerals Technologies, Inc.	1,790	119,841
Monsanto Co.	23,464	2,738,014
Mosaic Co.	19,547	474,601
NewMarket Corp.	717	288,005
Olin Corp.	8,747	265,821
OMNOVA Solutions, Inc. (a)	2,478	26,019
Platform Specialty Products Corp. (a)	1,021	9,832
PolyOne Corp.	5,147	218,851
PPG Industries, Inc.	14,629	1,632,597
Praxair, Inc.	15,681	2,262,768
Quaker Chemical Corp.	823	121,911
Rayonier Advanced Materials, Inc.	800	17,176
RPM International, Inc.	7,020	334,643
Scotts Miracle-Gro Co. (b)	2,453	210,345
Sensient Technologies Corp.	2,583	182,308
Sherwin-Williams Co.	4,185	1,641,022
Stepan Co.	985	81,932
Trecora Resources (a)	962	13,083
Tredegar Corp.	6,196	111,218
Trinseo SA	2,521	186,680
Tronox, Ltd. Class A	2,698	49,751
Valvoline, Inc.	11,297	250,003
Westlake Chemical Corp.	1,860	206,739
WR Grace & Co.	4,080	249,818

		30,437,103

COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	3,492	116,912
ACCO Brands Corp.	5,903	74,083
Advanced Disposal Services, Inc. (a) .	3,338	74,371
Aqua Metals, Inc. (a) (b)	1,654	4,284
ARC Document Solutions, Inc. (a)	1,804	3,969

Security Description	Shares	Value

Brink’s Co.	2,953	$210,697
Casella Waste Systems, Inc. Class A (a)	1,894	44,282
CECO Environmental Corp.	21	93
Cintas Corp.	4,540	774,433
Civeo Corp. (a)	9,412	35,483
Clean Harbors, Inc. (a)	2,956	144,282
Copart, Inc. (a)	12,979	661,020
Covanta Holding Corp.	6,965	100,993
Deluxe Corp.	2,646	195,830
Ennis, Inc.	1,612	31,756
Essendant, Inc.	42	328
Healthcare Services Group, Inc.	4,200	182,616
Heritage-Crystal Clean, Inc. (a)	832	19,594
Herman Miller, Inc.	3,418	109,205
HNI Corp.	8,621	311,132
Hudson Technologies, Inc. (a) (b)	2,566	12,676
InnerWorkings, Inc. (a)	2,617	23,684
Interface, Inc.	3,369	84,899
KAR Auction Services, Inc.	7,780	421,676
Kimball International, Inc. Class B	1,804	30,740
Knoll, Inc.	2,527	51,020
LSC Communications, Inc.	21	366
Matthews International Corp. Class A	1,716	86,830
McGrath RentCorp.	1,604	86,119
Mobile Mini, Inc.	2,528	109,968
MSA Safety, Inc.	1,802	149,998
Multi-Color Corp.	800	52,840
Pitney Bowes, Inc.	744	8,102
Quad/Graphics, Inc.	1,705	43,222
Republic Services, Inc.	18,993	1,257,906
Rollins, Inc.	4,477	228,461
RR Donnelley & Sons Co.	84	733
SP Plus Corp. (a)	1,000	35,600
Steelcase, Inc. Class A	5,016	68,218
Stericycle, Inc. (a)	2,055	120,279
Team, Inc. (a) (b)	70	963
Tetra Tech, Inc.	3,377	165,304
UniFirst Corp.	763	123,339
US Ecology, Inc.	1,005	53,567
Viad Corp.	991	51,978
VSE Corp.	156	8,068
Waste Management, Inc.	23,443	1,972,025

		8,343,944

COMMUNICATIONS EQUIPMENT — 1.3%
Acacia Communications, Inc. (a) (b)	932	35,845
ADTRAN, Inc.	2,747	42,716
Aerohive Networks, Inc. (a)	1,724	6,965
Applied Optoelectronics, Inc. (a) (b)	1,698	42,552
Arista Networks, Inc. (a)	2,672	682,162
ARRIS International PLC (a)	11,383	302,446
CalAmp Corp. (a)	1,826	41,779
Calix, Inc. (a)	2,441	16,721
Ciena Corp. (a)	8,810	228,179
Cisco Systems, Inc.	274,874	11,789,346
Clearfield, Inc. (a)	762	9,830
CommScope Holding Co., Inc. (a)	11,197	447,544

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Comtech Telecommunications Corp.	50	$1,495
DASAN Zhone Solutions, Inc. (a)	140	1,579
Digi International, Inc. (a)	1,625	16,738
EchoStar Corp. Class A (a)	2,669	140,843
EMCORE Corp. (a)	1,584	9,029
Extreme Networks, Inc. (a)	6,161	68,202
F5 Networks, Inc. (a)	3,622	523,777
Finisar Corp. (a) (b)	1,056	16,695
Harmonic, Inc. (a)	126	479
Infinera Corp. (a) (b)	126	1,368
InterDigital, Inc.	1,866	137,338
Juniper Networks, Inc.	22,822	555,259
KVH Industries, Inc. (a)	835	8,642
Lumentum Holdings, Inc. (a) (b)	3,433	219,025
Motorola Solutions, Inc.	9,607	1,011,617
NETGEAR, Inc. (a)	1,876	107,307
NetScout Systems, Inc. (a)	5,324	140,287
Oclaro, Inc. (a)	210	2,008
Palo Alto Networks, Inc. (a)	5,013	909,960
PC-Tel, Inc. (a)	852	6,117
Plantronics, Inc.	2,413	145,673
Quantenna Communications, Inc. (a) (b)	1,032	14,138
Ribbon Communications, Inc. (a)	170	867
TESSCO Technologies, Inc.	100	2,315
Ubiquiti Networks, Inc. (a) (b)	1,841	126,661
ViaSat, Inc. (a) (b)	2,758	181,256
Viavi Solutions, Inc. (a)	12,929	125,670

		18,120,430

CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	8,907	317,356
Aegion Corp. (a)	1,876	42,979
Ameresco, Inc. Class A (a)	882	11,466
Argan, Inc.	830	35,649
Comfort Systems USA, Inc.	1,770	73,013
Dycom Industries, Inc. (a)	1,708	183,832
EMCOR Group, Inc.	3,486	271,664
Fluor Corp.	8,048	460,507
Goldfield Corp. (a)	1,574	6,060
Granite Construction, Inc.	2,428	135,628
Great Lakes Dredge & Dock Corp. (a)	734	3,376
HC2 Holdings, Inc. (a)	2,059	10,830
IES Holdings, Inc. (a)	942	14,271
Jacobs Engineering Group, Inc.	6,740	398,671
KBR, Inc.	3,433	55,580
Layne Christensen Co. (a) (b)	892	13,309
MasTec, Inc. (a)	3,609	169,803
MYR Group, Inc. (a)	949	29,248
Northwest Pipe Co. (a)	702	12,145
NV5 Global, Inc. (a)	170	9,478
Orion Group Holdings, Inc. (a)	91	600
Primoris Services Corp.	1,580	39,468
Quanta Services, Inc. (a)	7,051	242,202
Sterling Construction Co., Inc. (a)	1,564	17,923
Tutor Perini Corp. (a)	1,917	42,270

Security Description	Shares	Value

Valmont Industries, Inc.	1,013	$148,202

		2,745,530

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	2,645	272,567
Forterra, Inc. (a) (b)	872	7,255
Martin Marietta Materials, Inc.	3,431	711,247
Summit Materials, Inc. Class A (a)	9,542	288,932
United States Lime & Minerals, Inc.	40	2,927
US Concrete, Inc. (a) (b)	843	50,917
Vulcan Materials Co.	7,023	801,816

		2,135,661

CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	24,324	660,397
American Express Co.	47,278	4,410,092
Capital One Financial Corp.	26,053	2,496,398
Consumer Portfolio Services, Inc. (a) .	902	3,401
Credit Acceptance Corp. (a) (b)	791	261,354
Discover Financial Services	20,660	1,486,074
Elevate Credit, Inc. (a) (b)	702	4,970
Encore Capital Group, Inc. (a) (b)	1,566	70,783
Enova International, Inc. (a)	84	1,852
FirstCash, Inc.	2,579	209,544
Green Dot Corp. Class A (a)	2,417	155,075
LendingClub Corp. (a) (b)	891	3,118
Navient Corp.	22,562	296,013
Nelnet, Inc. Class A	921	48,270
OneMain Holdings, Inc. (a)	63	1,886
PRA Group, Inc. (a)	2,660	101,080
Regional Management Corp. (a)	722	22,988
Santander Consumer USA Holdings, Inc.	1,832	29,862
SLM Corp. (a)	25,860	289,891
Synchrony Financial	45,548	1,527,224
World Acceptance Corp. (a)	690	72,657

		12,152,929

CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	2,626	235,894
Avery Dennison Corp.	4,395	466,969
Ball Corp.	18,457	732,927
Bemis Co., Inc.	5,243	228,175
Berry Global Group, Inc. (a)	5,933	325,188
Crown Holdings, Inc. (a)	7,076	359,107
Graphic Packaging Holding Co.	16,460	252,661
Greif, Inc. Class A	1,692	88,407
International Paper Co.	22,596	1,207,304
Myers Industries, Inc.	1,623	34,326
Owens-Illinois, Inc. (a)	9,520	206,203
Packaging Corp. of America	5,120	577,024
Sealed Air Corp.	11,073	473,814
Silgan Holdings, Inc.	6,000	167,100
Sonoco Products Co.	5,227	253,510
UFP Technologies, Inc. (a)	130	3,835
WestRock Co.	14,570	934,957

		6,547,401

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	2,525	53,681

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Genuine Parts Co.	8,668	$778,733
LKQ Corp. (a)	16,522	627,010
Pool Corp.	2,535	370,668
Weyco Group, Inc.	150	5,040

		1,835,132

DIVERSIFIED CONSUMER SERVICES — 0.2%
Adtalem Global Education, Inc. (a)	3,445	163,810
American Public Education, Inc. (a)	873	37,539
Ascent Capital Group, Inc. Class A (a)	57	210
Bridgepoint Education, Inc. (a)	973	6,558
Bright Horizons Family Solutions, Inc. (a)	2,605	259,771
Cambium Learning Group, Inc. (a)	842	9,430
Capella Education Co.	799	69,793
Career Education Corp. (a)	3,582	47,067
Carriage Services, Inc.	870	24,064
Chegg, Inc. (a) (b)	7,008	144,785
Collectors Universe, Inc.	180	2,828
Graham Holdings Co. Class B	86	51,793
Grand Canyon Education, Inc. (a)	2,647	277,723
H&R Block, Inc.	13,735	349,006
Houghton Mifflin Harcourt Co. (a)	126	876
K12, Inc. (a)	99	1,404
Laureate Education, Inc. Class A (a) .	1,754	24,117
Liberty Tax, Inc.	702	7,090
Regis Corp. (a)	2,498	37,795
Service Corp. International	10,505	396,459
ServiceMaster Global Holdings, Inc. (a)	7,769	395,054
Sotheby’s (a)	2,598	133,303
Strayer Education, Inc.	743	75,080
Weight Watchers International, Inc. (a)	3,280	209,002

		2,724,557

DIVERSIFIED FINANCIAL SERVICES — 0.6%
A-Mark Precious Metals, Inc.	100	1,225
Berkshire Hathaway, Inc. Class B (a)	38,711	7,722,070
Cannae Holdings, Inc. (a)	1,803	34,005
Leucadia National Corp.	18,860	428,688
Marlin Business Services Corp.	752	21,319
On Deck Capital, Inc. (a)	2,416	13,505
Texas Pacific Land Trust	180	90,976
Tiptree, Inc.	952	6,045
Voya Financial, Inc.	11,927	602,314

		8,920,147

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
Alaska Communications Systems
Group, Inc. (a)	2,576	4,637
AT&T, Inc.	401,923	14,328,555
ATN International, Inc.	760	45,311
CenturyLink, Inc.	63,909	1,050,025
Cincinnati Bell, Inc. (a)	2,494	34,542

Security Description	Shares	Value

Cogent Communications Holdings, Inc.	2,554	$110,843
Consolidated Communications
Holdings, Inc. (b)	126	1,381
Frontier Communications Corp. (b)	105	779
Globalstar, Inc. (a)	3,438	2,364
Hawaiian Telcom Holdco, Inc. (a)	690	18,409
IDT Corp. Class B (a)	800	5,016
Iridium Communications, Inc. (a) (b) .	4,152	46,710
Ooma, Inc. (a)	872	9,505
ORBCOMM, Inc. (a)	3,448	32,308
pdvWireless, Inc. (a)	180	5,373
Verizon Communications, Inc.	232,471	11,116,763
Vonage Holdings Corp. (a)	11,313	120,483
Windstream Holdings, Inc.	1,080	1,523
Zayo Group Holdings, Inc. (a)	10,331	352,907

		27,287,434

ELECTRIC UTILITIES — 1.7%
ALLETE, Inc.	2,745	198,326
Alliant Energy Corp.	12,934	528,483
American Electric Power Co., Inc.	26,606	1,824,906
Duke Energy Corp.	38,058	2,948,353
Edison International	18,000	1,145,880
El Paso Electric Co.	1,906	97,206
Entergy Corp.	7,810	615,272
Eversource Energy	17,285	1,018,432
Exelon Corp.	50,638	1,975,388
FirstEnergy Corp.	24,197	822,940
Great Plains Energy, Inc.	12,879	409,423
Hawaiian Electric Industries, Inc.	6,798	233,715
IDACORP, Inc.	2,643	233,298
MGE Energy, Inc.	2,408	135,089
NextEra Energy, Inc.	25,147	4,107,260
OGE Energy Corp.	11,092	363,485
Otter Tail Corp.	3,529	152,982
PG&E Corp.	37,214	1,634,811
Pinnacle West Capital Corp.	6,052	482,950
PNM Resources, Inc.	4,264	163,098
Portland General Electric Co.	5,058	204,900
PPL Corp.	38,266	1,082,545
Southern Co.	54,459	2,432,139
Spark Energy, Inc. Class A (b)	772	9,148
Westar Energy, Inc.	7,641	401,840
Xcel Energy, Inc.	27,609	1,255,657

		24,477,526

ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	2,586	359,945
Allied Motion Technologies, Inc.	160	6,360
AMETEK, Inc.	11,171	848,661
Atkore International Group, Inc. (a)	1,744	34,618
AZZ, Inc.	1,634	71,406
Babcock & Wilcox Enterprises, Inc. (a) (b)	745	3,256
Emerson Electric Co.	34,094	2,328,620
Encore Wire Corp.	991	56,190
Energous Corp. (a) (b)	992	15,902
EnerSys	2,487	172,523

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Enphase Energy, Inc. (a) (b)	4,068	$18,591
FuelCell Energy, Inc. (a) (b)	2,546	4,405
Generac Holdings, Inc. (a)	3,468	159,216
General Cable Corp. (b)	943	27,913
Hubbell, Inc.	2,609	317,724
LSI Industries, Inc.	1,554	12,603
Plug Power, Inc. (a) (b)	12,043	22,761
Powell Industries, Inc.	38	1,020
Preformed Line Products Co.	50	3,254
Regal Beloit Corp.	2,527	185,355
Revolution Lighting Technologies, Inc. (a) (b)	842	2,888
Rockwell Automation, Inc.	6,974	1,214,871
Sunrun, Inc. (a)	3,578	31,952
Thermon Group Holdings, Inc. (a)	1,613	36,147
TPI Composites, Inc. (a)	792	17,780
Vicor Corp. (a)	912	26,038

		5,979,999

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Akoustis Technologies, Inc. (a) (b)	792	4,617
Amphenol Corp. Class A	16,353	1,408,484
Anixter International, Inc. (a)	1,902	144,076
Arrow Electronics, Inc. (a)	5,260	405,125
Avnet, Inc.	6,953	290,357
AVX Corp.	2,578	42,666
Badger Meter, Inc.	1,759	82,937
Bel Fuse, Inc. Class B	40	756
Belden, Inc.	2,473	170,489
Benchmark Electronics, Inc.	3,304	98,624
CDW Corp.	7,723	543,004
Cognex Corp.	8,604	447,322
Coherent, Inc. (a)	1,604	300,590
Control4 Corp. (a)	1,544	33,165
Corning, Inc.	51,643	1,439,807
CTS Corp.	1,727	46,974
Daktronics, Inc.	1,866	16,439
Dolby Laboratories, Inc. Class A	3,328	211,528
Electro Scientific Industries, Inc. (a)	1,564	30,232
ePlus, Inc. (a)	838	65,113
FARO Technologies, Inc. (a)	893	52,151
Fitbit, Inc. Class A (a) (b)	865	4,411
FLIR Systems, Inc.	7,600	380,076
ID Systems, Inc. (a)	822	5,113
II-VI, Inc. (a)	2,743	112,189
Insight Enterprises, Inc. (a)	1,641	57,320
IPG Photonics Corp. (a)	1,778	414,950
Iteris, Inc. (a) (b)	1,584	7,857
Itron, Inc. (a)	1,896	135,659
Jabil, Inc.	10,414	299,194
KEMET Corp. (a)	1,814	32,888
Keysight Technologies, Inc. (a)	10,225	535,688
Kimball Electronics, Inc. (a)	1,574	25,420
Knowles Corp. (a)	12,888	162,260
Littelfuse, Inc.	1,042	216,924
Maxwell Technologies, Inc. (a) (b)	1,684	9,986
Mesa Laboratories, Inc. (b)	70	10,391
Methode Electronics, Inc.	1,770	69,207

Security Description	Shares	Value

MicroVision, Inc. (a) (b)	5,062	$5,720
MTS Systems Corp.	900	46,485
Napco Security Technologies, Inc. (a)	742	8,681
National Instruments Corp.	6,155	311,258
Novanta, Inc. (a)	1,727	90,063
OSI Systems, Inc. (a)	981	64,030
PAR Technology Corp. (a)	732	10,314
Park Electrochemical Corp.	164	2,762
PC Connection, Inc.	762	19,050
PCM, Inc. (a)	702	5,827
Plexus Corp. (a)	1,770	105,722
Rogers Corp. (a)	895	106,988
Sanmina Corp. (a)	4,307	112,628
ScanSource, Inc. (a)	1,602	56,951
SYNNEX Corp.	1,664	197,018
Systemax, Inc.	762	21,755
Tech Data Corp. (a)	1,834	156,128
Trimble, Inc. (a)	12,975	465,543
TTM Technologies, Inc. (a)	5,052	77,245
Universal Display Corp. (b)	2,438	246,238
VeriFone Systems, Inc. (a)	179	2,753
Vishay Intertechnology, Inc. (b)	6,895	128,247
Vishay Precision Group, Inc. (a)	811	25,263
Zebra Technologies Corp. Class A (a) .	2,716	378,040

		10,958,698

ENERGY EQUIPMENT & SERVICES — 0.9%
Archrock, Inc.	4,241	37,109
Aspen Aerogels, Inc. (a)	992	4,236
Baker Hughes a GE Co.	28,568	793,333
Basic Energy Services, Inc. (a)	1,694	24,461
Bristow Group, Inc. (b)	92	1,196
C&J Energy Services, Inc. (a)	4,237	109,399
CARBO Ceramics, Inc. (a) (b)	21	152
Diamond Offshore Drilling, Inc. (a) (b)	787	11,537
Dril-Quip, Inc. (a)	63	2,822
Eco-Stim Energy Solutions, Inc. (a)	4,430	4,209
Era Group, Inc. (a)	124	1,159
Exterran Corp. (a)	1,851	49,422
Fairmount Santrol Holdings, Inc. (a) (b)	10,464	44,472
Forum Energy Technologies, Inc. (a)	5,828	64,108
Geospace Technologies Corp. (a)	33	326
Gulf Island Fabrication, Inc.	812	5,765
Halliburton Co.	53,623	2,517,064
Helix Energy Solutions Group, Inc. (a)	741	4,290
Helmerich & Payne, Inc.	6,903	459,464
Hornbeck Offshore Services, Inc. (a)	1,764	5,133
Independence Contract Drilling, Inc. (a)	1,844	6,970
ION Geophysical Corp. (a)	722	19,566
Keane Group, Inc. (a)	1,814	26,847
Key Energy Services, Inc. (a)	802	9,399
Mammoth Energy Services, Inc. (a)	1,754	56,233
Matrix Service Co. (a)	1,655	22,674
McDermott International, Inc. (a) (b)	27,761	169,065
National Oilwell Varco, Inc.	22,441	826,053

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Natural Gas Services Group, Inc. (a)	770	$18,365
Newpark Resources, Inc. (a)	5,118	41,456
Oceaneering International, Inc.	126	2,336
Oil States International, Inc. (a)	63	1,651
Parker Drilling Co. (a)	126	80
Patterson-UTI Energy, Inc.	23,372	409,244
PHI, Inc. NVDR (a)	21	215
Pioneer Energy Services Corp. (a)	5,431	14,664
ProPetro Holding Corp. (a) (b)	2,546	40,456
RigNet, Inc. (a)	19	258
Rowan Cos. PLC Class A (a)	17,159	198,015
RPC, Inc. (b)	3,507	63,231
Schlumberger, Ltd.	84,991	5,505,717
SEACOR Holdings, Inc. (a)	981	50,129
Smart Sand, Inc. (a) (b)	982	5,715
Superior Energy Services, Inc. (a)	25,953	218,784
TETRA Technologies, Inc. (a)	805	3,019
Tidewater, Inc. (a) (b)	1,624	46,463
Unit Corp. (a)	3,425	67,678
US Silica Holdings, Inc. (b)	5,146	131,326
Willbros Group, Inc. (a)	8	4

		12,095,270

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.5%
Alexander & Baldwin, Inc.	3,088	71,425
Armada Hoffler Properties, Inc. REIT	2,530	34,636
Bluerock Residential Growth REIT, Inc. (b)	1,032	8,772
CareTrust REIT, Inc.	5,116	68,554
CatchMark Timber Trust, Inc. Class A REIT	1,874	23,369
Chatham Lodging Trust REIT	5,314	101,763
City Office REIT, Inc.	1,674	19,351
Clipper Realty, Inc. REIT (b)	832	7,047
Colony NorthStar, Inc. Class A REIT (b)	13,874	77,972
Community Healthcare Trust, Inc. REIT	882	22,703
CoreCivic, Inc. REIT	6,970	136,054
CorEnergy Infrastructure Trust, Inc. REIT	772	28,981
CoreSite Realty Corp. REIT	1,815	181,972
CyrusOne, Inc. REIT	5,048	258,508
Empire State Realty Trust, Inc. Class A REIT	7,078	118,840
EPR Properties REIT	4,221	233,843
Farmland Partners, Inc. REIT (b)	1,724	14,395
Four Corners Property Trust, Inc. REIT	6,329	146,137
Gaming and Leisure Properties, Inc. REIT	11,376	380,755
GEO Group, Inc. REIT	6,995	143,188
Getty Realty Corp. REIT	2,595	65,446
Gladstone Commercial Corp. REIT	1,663	28,836
Gladstone Land Corp. REIT (b)	732	8,843
Global Medical REIT, Inc. (b)	952	6,616
Global Net Lease, Inc. REIT (b)	4,212	71,099

Security Description	Shares	Value

Government Properties Income Trust REIT	4,470	$61,060
Gramercy Property Trust REIT	8,959	194,679
Healthcare Trust of America, Inc. Class A REIT	11,297	298,806
InfraREIT, Inc. (a)	1,891	36,742
Investors Real Estate Trust	14,866	77,155
iStar, Inc. (a) (b)	4,365	44,392
Jernigan Capital, Inc. REIT (b)	792	14,335
Lamar Advertising Co. Class A REIT	4,460	283,924
Lexington Realty Trust REIT	3,508	27,608
MedEquities Realty Trust, Inc. REIT	1,704	17,909
Medical Properties Trust, Inc. REIT	25,908	336,804
MGM Growth Properties LLC Class A	3,608	95,756
Monmouth Real Estate Investment Corp.	5,248	78,930
National Health Investors, Inc. REIT	2,434	163,784
National Retail Properties, Inc. REIT	8,607	337,911
New Senior Investment Group, Inc. REIT	84	687
New York REIT, Inc. (b)	939	20,198
Omega Healthcare Investors, Inc. REIT (b)	11,098	300,090
One Liberty Properties, Inc.	5,258	116,202
Outfront Media, Inc. REIT	8,487	159,046
Physicians Realty Trust REIT	10,301	160,387
PotlatchDeltic Corp. REIT	3,704	192,793
Preferred Apartment Communities, Inc. Class A	1,654	23,470
QTS Realty Trust, Inc. Class A REIT	2,544	92,144
Sabra Health Care REIT, Inc.	10,348	182,642
Select Income REIT	4,422	86,141
Spirit Realty Capital, Inc. REIT	57,982	449,940
STAG Industrial, Inc. REIT	5,182	123,953
Terreno Realty Corp.	3,379	116,609
UMH Properties, Inc.	1,694	22,717
Uniti Group, Inc. REIT (a) (b)	210	3,413
Urstadt Biddle Properties, Inc. Class A REIT	3,396	65,543
VEREIT, Inc. REIT	67,653	470,865
Whitestone REIT (b)	5,191	53,934
WP Carey, Inc. REIT	5,964	369,708

		7,339,382

FOOD & STAPLES RETAILING — 1.6%
Andersons, Inc.	42	1,390
Casey’s General Stores, Inc.	1,866	204,831
Chefs’ Warehouse, Inc. (a)	970	22,310
Costco Wholesale Corp.	24,954	4,702,082
CVS Health Corp.	60,837	3,784,670
Ingles Markets, Inc. Class A	5,996	202,965
Kroger Co.	52,743	1,262,667
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	22	157
Performance Food Group Co. (a)	5,000	149,250
PriceSmart, Inc.	1,005	83,968
Rite Aid Corp. (a) (b)	2,631	4,420
Smart & Final Stores, Inc. (a)	5,002	27,761

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

SpartanNash Co.	42	$723
Sprouts Farmers Market, Inc. (a)	7,789	182,808
SUPERVALU, Inc. (a) (b)	42	640
Sysco Corp.	29,254	1,754,070
United Natural Foods, Inc. (a)	2,743	117,784
US Foods Holding Corp. (a)	7,819	256,229
Village Super Market, Inc. Class A	52	1,371
Weis Markets, Inc.	810	33,194
Walmart, Inc.	72,595	6,458,777
Walgreens Boots Alliance, Inc.	57,170	3,742,920

		22,994,987

FOOD PRODUCTS — 1.4%
Archer-Daniels-Midland Co.	30,411	1,318,925
B&G Foods, Inc. (b)	4,470	105,939
Blue Buffalo Pet Products, Inc. (a)	9,601	382,216
Bunge, Ltd.	7,765	574,144
Calavo Growers, Inc. (b)	940	86,668
Cal-Maine Foods, Inc. (a)	1,662	72,629
Campbell Soup Co. (b)	9,650	417,942
Conagra Brands, Inc.	23,419	863,693
Darling Ingredients, Inc. (a)	8,748	151,340
Dean Foods Co.	105	905
Farmer Brothers Co. (a)	732	22,106
Flowers Foods, Inc.	10,336	225,945
Fresh Del Monte Produce, Inc.	1,714	77,541
Freshpet, Inc. (a)	1,002	16,483
General Mills, Inc.	31,974	1,440,749
Hain Celestial Group, Inc. (a)	6,179	198,161
Hershey Co.	8,720	862,931
Hormel Foods Corp.	15,695	538,652
Hostess Brands, Inc. (a) (b)	5,987	88,548
Ingredion, Inc.	3,632	468,238
J&J Snack Foods Corp.	1,614	220,408
J.M. Smucker Co.	6,182	766,630
John B Sanfilippo & Son, Inc.	180	10,417
Kellogg Co.	19,341	1,257,358
Kraft Heinz Co.	51,207	3,189,684
Lamb Weston Holdings, Inc.	7,647	445,208
Lancaster Colony Corp.	729	89,769
Landec Corp. (a)	1,595	20,815
Lifeway Foods, Inc. (a)	100	599
Limoneira Co.	761	18,059
McCormick & Co., Inc.	1,803	191,821
Mondelez International, Inc. Class A	83,769	3,495,680
Pinnacle Foods, Inc.	6,904	373,506
Post Holdings, Inc. (a)	3,605	273,115
Sanderson Farms, Inc. (b)	1,013	120,567
Seneca Foods Corp. Class A (a)	162	4,487
Tootsie Roll Industries, Inc. (b)	817	24,051
TreeHouse Foods, Inc. (a)	63	2,411
Tyson Foods, Inc. Class A	15,635	1,144,326

		19,562,666

GAS UTILITIES — 0.2%
Atmos Energy Corp.	5,918	498,532
Chesapeake Utilities Corp.	869	61,134
National Fuel Gas Co.	4,356	224,116
New Jersey Resources Corp.	4,475	179,448

Security Description	Shares	Value

Northwest Natural Gas Co.	3,412	$196,702
ONE Gas, Inc.	2,695	177,924
RGC Resources, Inc.	130	3,302
South Jersey Industries, Inc.	4,421	124,495
Southwest Gas Holdings, Inc.	2,577	174,283
Spire, Inc.	2,546	184,076
UGI Corp.	10,305	457,748
WGL Holdings, Inc.	2,413	201,847

		2,483,607

HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Abaxis, Inc.	981	69,278
Abbott Laboratories	92,861	5,564,231
ABIOMED, Inc. (a)	2,536	737,951
Accuray, Inc. (a)	4,175	20,875
Align Technology, Inc. (a)	4,189	1,051,984
Analogic Corp.	810	77,679
AngioDynamics, Inc. (a)	1,825	31,481
Anika Therapeutics, Inc. (a)	860	42,759
Antares Pharma, Inc. (a) (b)	12,920	28,424
AtriCure, Inc. (a)	1,768	36,279
Atrion Corp.	40	25,252
AxoGen, Inc. (a)	1,554	56,721
Baxter International, Inc.	29,439	1,914,713
Becton Dickinson and Co.	13,750	2,979,625
Boston Scientific Corp. (a)	74,278	2,029,275
Bovie Medical Corp. (a) (b)	1,022	3,035
Cantel Medical Corp.	3,298	367,430
Cardiovascular Systems, Inc. (a)	1,808	39,649
Cerus Corp. (a)	5,889	32,272
Cogentix Medical, Inc. (a)	982	3,781
ConforMIS, Inc. (a)	1,734	2,514
CONMED Corp.	1,662	105,254
Cooper Cos., Inc.	2,671	611,152
Corindus Vascular Robotics, Inc. (a) (b)	7,016	9,612
CryoLife, Inc. (a)	1,734	34,767
CryoPort, Inc. (a)	1,724	14,826
Cutera, Inc. (a)	812	40,803
CytoSorbents Corp. (a) (b)	1,564	11,026
Danaher Corp.	33,688	3,298,392
DENTSPLY SIRONA, Inc.	12,410	624,347
DexCom, Inc. (a) (b)	5,176	383,852
Edwards Lifesciences Corp. (a)	12,236	1,707,167
Endologix, Inc. (a) (b)	790	3,342
FONAR Corp. (a)	130	3,874
GenMark Diagnostics, Inc. (a) (b)	3,439	18,708
Glaukos Corp. (a) (b)	42	1,295
Globus Medical, Inc. Class A (a)	3,572	177,957
Haemonetics Corp. (a)	2,683	196,288
Halyard Health, Inc. (a)	2,631	121,236
Heska Corp. (a)	140	11,070
Hill-Rom Holdings, Inc.	3,631	315,897
Hologic, Inc. (a)	15,561	581,359
ICU Medical, Inc. (a)	863	217,821
IDEXX Laboratories, Inc. (a)	4,678	895,322
Inogen, Inc. (a)	1,604	197,035
Insulet Corp. (a)	3,264	282,924

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Integer Holdings Corp. (a)	1,664	$94,099
Integra LifeSciences Holdings Corp. (a) (b)	3,587	198,505
Intuitive Surgical, Inc. (a)	5,340	2,204,512
Invacare Corp. (b)	1,797	31,268
Invuity, Inc. (a) (b)	762	2,934
iRadimed Corp. (a) (b)	80	1,128
iRhythm Technologies, Inc. (a)	882	55,522
IRIDEX Corp. (a)	732	4,187
K2M Group Holdings, Inc. (a)	84	1,592
Lantheus Holdings, Inc. (a)	1,734	27,571
LeMaitre Vascular, Inc.	822	29,781
Masimo Corp. (a)	2,622	230,605
Meridian Bioscience, Inc.	169	2,400
Merit Medical Systems, Inc. (a)	2,723	123,488
Natus Medical, Inc. (a)	1,712	57,609
Neogen Corp. (a)	4,376	293,148
Nevro Corp. (a)	1,691	146,559
NuVasive, Inc. (a)	2,650	138,356
Nuvectra Corp. (a)	692	9,010
NxStage Medical, Inc. (a)	3,539	87,980
Obalon Therapeutics, Inc. (a) (b)	692	2,374
OraSure Technologies, Inc. (a)	1,794	30,301
Penumbra, Inc. (a)	1,655	191,401
Quidel Corp. (a)	1,663	86,160
ResMed, Inc.	7,751	763,241
Rockwell Medical, Inc. (a) (b)	63	328
RTI Surgical, Inc. (a)	3,274	15,060
SeaSpine Holdings Corp. (a)	712	7,220
Senseonics Holdings, Inc. (a) (b)	2,716	8,148
Sientra, Inc. (a) (b)	842	8,134
STAAR Surgical Co. (a)	1,906	28,209
Stryker Corp.	18,853	3,033,825
Surmodics, Inc. (a)	800	30,440
Tactile Systems Technology, Inc. (a) (b)	742	23,596
Teleflex, Inc.	2,638	672,637
TransEnterix, Inc. (a) (b)	2,486	4,226
Utah Medical Products, Inc.	891	88,075
Varex Imaging Corp. (a)	1,879	67,231
Varian Medical Systems, Inc. (a)	5,256	644,648
Vermillion, Inc. (a)	2,456	3,340
ViewRay, Inc. (a) (b)	1,684	10,828
Viveve Medical, Inc. (a) (b)	832	3,045
West Pharmaceutical Services, Inc.	4,144	365,874
Zimmer Biomet Holdings, Inc.	11,108	1,211,216

		36,020,345

HEALTH CARE PROVIDERS & SERVICES — 2.6%
AAC Holdings, Inc. (a)	812	9,322
Acadia Healthcare Co., Inc. (a) (b)	6,885	269,754
Aceto Corp.	21	160
Addus HomeCare Corp. (a)	762	37,071
Aetna, Inc.	18,248	3,083,912
Almost Family, Inc. (a)	842	47,152
Amedisys, Inc. (a)	1,892	114,163
American Renal Associates Holdings, Inc. (a)	1,774	33,440

Security Description	Shares	Value

AmerisourceBergen Corp.	9,477	$817,012
AMN Healthcare Services, Inc. (a)	2,707	153,622
Anthem, Inc.	13,919	3,058,004
BioScrip, Inc. (a)	42	103
BioTelemetry, Inc. (a)	1,804	56,014
Brookdale Senior Living, Inc. (a)	189	1,268
Capital Senior Living Corp. (a) (b)	1,653	17,770
Cardinal Health, Inc.	17,274	1,082,734
Centene Corp. (a)	10,129	1,082,486
Chemed Corp.	885	241,481
Cigna Corp.	12,161	2,039,886
Civitas Solutions, Inc. (a)	852	13,121
Community Health Systems, Inc. (a) (b)	126	499
CorVel Corp. (a)	2,431	122,887
Cross Country Healthcare, Inc. (a)	1,804	20,043
DaVita, Inc. (a)	10,193	672,126
Diplomat Pharmacy, Inc. (a)	94	1,894
Encompass Health Corp.	5,876	335,931
Ensign Group, Inc.	2,584	67,959
Envision Healthcare Corp. (a)	3,097	119,018
Express Scripts Holding Co. (a)	33,199	2,293,387
HCA Healthcare, Inc.	17,143	1,662,871
HealthEquity, Inc. (a)	3,419	206,986
Henry Schein, Inc. (a)	8,734	587,012
Humana, Inc.	7,903	2,124,564
Kindred Healthcare, Inc.	5,178	47,379
Laboratory Corp. of America Holdings (a)	5,810	939,768
LHC Group, Inc. (a)	880	54,173
LifePoint Health, Inc. (a)	63	2,961
Magellan Health, Inc. (a)	1,612	172,645
McKesson Corp.	12,041	1,696,216
MEDNAX, Inc. (a)	9,567	532,212
Molina Healthcare, Inc. (a) (b)	2,596	210,743
National HealthCare Corp.	690	41,145
Owens & Minor, Inc.	84	1,306
Patterson Cos., Inc. (b)	8,773	195,024
Premier, Inc. Class A (a) (b)	42	1,315
Providence Service Corp. (a)	1,909	131,988
Psychemedics Corp.	120	2,482
Quest Diagnostics, Inc.	6,221	623,966
Quorum Health Corp. (a)	1,584	12,957
R1 RCM, Inc. (a)	4,380	31,273
RadNet, Inc. (a)	1,884	27,130
Select Medical Holdings Corp. (a)	7,009	120,905
Surgery Partners, Inc. (a) (b)	2,616	44,864
Teladoc, Inc. (a)	2,739	110,382
Tenet Healthcare Corp. (a) (b)	6,743	163,518
Tivity Health, Inc. (a)	2,409	95,517
Triple-S Management Corp. Class B (a)	1,043	27,264
UnitedHealth Group, Inc.	51,915	11,109,810
Universal Health Services, Inc. Class B	194	22,972
US Physical Therapy, Inc.	740	60,162
WellCare Health Plans, Inc. (a)	2,517	487,367

		37,341,096

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	10,323	$127,489
athenahealth, Inc. (a)	2,443	349,422
Castlight Health, Inc. Class B (a) (b)	3,588	13,096
Cerner Corp. (a)	16,458	954,564
Computer Programs & Systems, Inc.	28	818
Cotiviti Holdings, Inc. (a)	63	2,170
Evolent Health, Inc. Class A (a)	84	1,197
HealthStream, Inc.	1,608	39,927
HMS Holdings Corp. (a)	105	1,768
Inovalon Holdings, Inc. Class A (a)	5,322	56,413
Medidata Solutions, Inc. (a)	3,351	210,476
Omnicell, Inc. (a)	1,800	78,120
Quality Systems, Inc. (a)	2,681	36,596
Simulations Plus, Inc.	742	10,944
Tabula Rasa HealthCare, Inc. (a)	702	27,238
Veeva Systems, Inc. Class A (a)	6,064	442,793
Vocera Communications, Inc. (a)	1,638	38,362

		2,391,393

HOTELS, RESTAURANTS & LEISURE — 2.1%
Aramark	11,554	457,076
BBX Capital Corp.	2,706	24,922
Biglari Holdings, Inc. (a)	49	20,012
BJ’s Restaurants, Inc.	90	4,041
Bloomin’ Brands, Inc.	147	3,569
Bojangles’, Inc. (a) (b)	932	12,908
Boyd Gaming Corp. (b)	4,325	137,795
Brinker International, Inc. (b)	6,024	217,466
Carrols Restaurant Group, Inc. (a)	1,744	19,533
Century Casinos, Inc. (a)	1,002	7,475
Cheesecake Factory, Inc. (b)	2,644	127,494
Chipotle Mexican Grill, Inc. (a) (b)	1,748	564,796
Choice Hotels International, Inc.	1,802	144,430
Churchill Downs, Inc.	689	168,150
Chuy’s Holdings, Inc. (a)	81	2,122
Cracker Barrel Old Country Store, Inc. (b)	1,043	166,046
Darden Restaurants, Inc.	6,826	581,916
Dave & Buster’s Entertainment, Inc. (a)	3,607	150,556
Del Frisco’s Restaurant Group, Inc. (a)	1,011	15,418
Del Taco Restaurants, Inc. (a)	1,894	19,622
Denny’s Corp. (a)	5,017	77,412
Dine Brands Global, Inc. (b)	83	5,443
Domino’s Pizza, Inc.	2,761	644,859
Drive Shack, Inc. (a)	3,298	15,764
Dunkin’ Brands Group, Inc. (b)	5,332	318,267
El Pollo Loco Holdings, Inc. (a)	1,032	9,804
Eldorado Resorts, Inc. (a) (b)	2,736	90,288
Fiesta Restaurant Group, Inc. (a) (b)	21	389
Fogo De Chao, Inc. (a)	782	12,317
Habit Restaurants, Inc. Class A (a) (b)	992	8,730
Hilton Grand Vacations, Inc. (a)	5,080	218,542
Hilton Worldwide Holdings, Inc.	15,396	1,212,589

Security Description	Shares	Value

Hyatt Hotels Corp. Class A	2,475	$188,744
ILG, Inc.	5,080	158,039
Inspired Entertainment, Inc. (a) (b)	762	4,191
International Speedway Corp. Class A	1,602	70,648
J Alexander’s Holdings, Inc. (a)	812	9,297
Jack in the Box, Inc.	1,851	157,946
La Quinta Holdings, Inc. (a)	1,784	33,735
Las Vegas Sands Corp.	20,796	1,495,232
Lindblad Expeditions Holdings, Inc. (a)	1,022	10,496
Marcus Corp.	953	28,924
Marriott International, Inc. Class A	15,512	2,109,322
Marriott Vacations Worldwide Corp.	1,018	135,598
McDonald’s Corp.	44,938	7,027,404
MGM Resorts International	30,348	1,062,787
Monarch Casino & Resort, Inc. (a)	722	30,533
Nathan’s Famous, Inc.	60	4,434
Noodles & Co. (a)	1,624	12,261
Norwegian Cruise Line Holdings, Ltd. (a)	9,520	504,274
Papa John’s International, Inc.	1,672	95,806
Papa Murphy’s Holdings, Inc. (a)	732	3,558
Penn National Gaming, Inc. (a)	4,398	115,491
Pinnacle Entertainment, Inc. (a)	2,683	80,892
Planet Fitness, Inc. Class A (a)	5,086	192,098
Playa Hotels & Resorts NV (a)	4,300	43,946
Potbelly Corp. (a)	1,554	18,726
RCI Hospitality Holdings, Inc.	180	5,110
Red Lion Hotels Corp. (a)	862	8,405
Red Robin Gourmet Burgers, Inc. (a)	46	2,668
Red Rock Resorts, Inc. Class A	3,578	104,764
Royal Caribbean Cruises, Ltd.	9,814	1,155,500
Ruth’s Hospitality Group, Inc.	1,746	42,690
Scientific Games Corp. Class A (a)	3,261	135,658
SeaWorld Entertainment, Inc. (a)	84	1,246
Shake Shack, Inc. Class A (a) (b)	962	40,048
Six Flags Entertainment Corp.	4,289	267,033
Sonic Corp. (b)	2,751	69,408
Speedway Motorsports, Inc.	771	13,739
Starbucks Corp.	77,859	4,507,258
Texas Roadhouse, Inc.	3,499	202,172
Town Sports International Holdings, Inc. (a)	1,564	11,886
Vail Resorts, Inc.	2,430	538,731
Wendy’s Co.	12,983	227,852
Wingstop, Inc.	1,644	77,646
Wyndham Worldwide Corp.	5,872	671,933
Wynn Resorts, Ltd.	4,464	814,055
Yum China Holdings, Inc.	20,720	859,880
Yum! Brands, Inc.	20,720	1,763,894
Zoe’s Kitchen, Inc. (a)	21	303

		30,576,012

HOUSEHOLD DURABLES — 0.5%
AV Homes, Inc. (a)	742	13,764
Bassett Furniture Industries, Inc.	712	21,609
Beazer Homes USA, Inc. (a)	1,695	27,035
Cavco Industries, Inc. (a)	681	118,324

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Century Communities, Inc. (a)	912	$27,314
CSS Industries, Inc.	162	2,835
D.R. Horton, Inc.	18,208	798,239
Ethan Allen Interiors, Inc.	1,634	37,500
Flexsteel Industries, Inc.	180	7,124
GoPro, Inc. Class A (a) (b)	105	503
Green Brick Partners, Inc. (a)	2,476	26,988
Helen of Troy, Ltd. (a)	1,708	148,596
Hooker Furniture Corp.	752	27,598
Hovnanian Enterprises, Inc. Class A (a)	885	1,620
Installed Building Products, Inc. (a)	1,034	62,092
iRobot Corp. (a) (b)	1,762	113,103
KB Home	3,599	102,392
La-Z-Boy, Inc.	2,660	79,667
Leggett & Platt, Inc.	7,053	312,871
Lennar Corp. Class A	13,800	813,372
Lennar Corp. Class B	360	17,168
LGI Homes, Inc. (a) (b)	822	58,008
Libbey, Inc.	21	103
Lifetime Brands, Inc.	762	9,449
M/I Homes, Inc. (a)	1,033	32,901
MDC Holdings, Inc.	2,418	67,511
Meritage Homes Corp. (a)	1,819	82,310
Mohawk Industries, Inc. (a)	3,359	780,027
New Home Co., Inc. (a)	782	8,665
Newell Brands, Inc.	28,613	729,059
NVR, Inc. (a)	179	501,200
PICO Holdings, Inc. (a)	184	2,107
PulteGroup, Inc.	18,285	539,225
Skyline Corp. (a)	160	3,520
Taylor Morrison Home Corp. Class A (a)	3,571	83,133
Tempur Sealy International, Inc. (a) (b)	2,757	124,864
Toll Brothers, Inc.	9,626	416,324
TopBuild Corp. (a)	1,830	140,032
TRI Pointe Group, Inc. (a)	6,863	112,759
Tupperware Brands Corp.	2,690	130,142
Universal Electronics, Inc. (a)	31	1,614
Vuzix Corp. (a)	902	4,961
Whirlpool Corp.	4,419	676,593
William Lyon Homes Class A (a)	1,602	44,039
ZAGG, Inc. (a)	1,614	19,691

		7,327,951

HOUSEHOLD PRODUCTS — 1.4%
Central Garden & Pet Co. (a)	742	31,906
Church & Dwight Co., Inc.	14,757	743,163
Clorox Co.	7,622	1,014,564
Colgate-Palmolive Co.	50,197	3,598,121
Energizer Holdings, Inc. (b)	3,625	215,977
HRG Group, Inc. (a)	8,799	145,096
Kimberly-Clark Corp.	20,611	2,269,889
Oil-Dri Corp. of America	120	4,823
Orchids Paper Products Co. (b)	732	5,966
Procter & Gamble Co.	149,175	11,826,594
Spectrum Brands Holdings, Inc. (b)	3,277	339,825

Security Description	Shares	Value

WD-40 Co. (b)	823	$108,389

		20,304,313

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	44,999	511,639
Dynegy, Inc. (a)	884	11,952
NRG Energy, Inc.	18,019	550,120
NRG Yield, Inc. Class A	5,235	86,063
NRG Yield, Inc. Class C	5,138	87,346
Ormat Technologies, Inc.	1,800	101,484
Pattern Energy Group, Inc. Class A (b)	42	726
TerraForm Global, Inc. Class A (a) (e)	90	459
TerraForm Power, Inc. Class A	185	1,985

		1,351,774

INDUSTRIAL CONGLOMERATES — 1.5%
3M Co.	30,259	6,642,456
Carlisle Cos., Inc.	3,387	353,637
General Electric Co.	548,495	7,393,713
Honeywell International, Inc.	41,530	6,001,500
Raven Industries, Inc.	1,806	63,300
Roper Technologies, Inc.	5,044	1,415,800

		21,870,406

INSURANCE — 2.2%
Aflac, Inc.	38,186	1,671,019
Alleghany Corp.	895	549,924
Allstate Corp.	19,814	1,878,367
Ambac Financial Group, Inc. (a)	16,046	251,601
American Equity Investment Life Holding Co.	4,389	128,861
American Financial Group, Inc.	3,632	407,583
American International Group, Inc.	50,121	2,727,585
American National Insurance Co.	951	111,229
AMERISAFE, Inc.	925	51,106
AmTrust Financial Services, Inc.	84	1,034
Arthur J Gallagher & Co.	9,539	655,615
Assurant, Inc.	3,585	327,705
Atlas Financial Holdings, Inc. (a)	712	7,369
Baldwin & Lyons, Inc. Class B	158	3,476
Brown & Brown, Inc.	12,064	306,908
Cincinnati Financial Corp.	8,582	637,299
Citizens, Inc. (a) (b)	2,447	17,912
CNO Financial Group, Inc.	10,238	221,857
Crawford & Co. Class B	732	6,017
eHealth, Inc. (a)	954	13,652
EMC Insurance Group, Inc.	692	18,739
Employers Holdings, Inc.	1,738	70,302
FBL Financial Group, Inc. Class A	714	49,516
Federated National Holding Co.	752	11,859
First American Financial Corp.	5,332	312,882
FNF Group	18,906	756,618
Genworth Financial, Inc. Class A (a)	1,080	3,056
Hallmark Financial Services, Inc. (a)	912	8,135
Hanover Insurance Group, Inc.	2,471	291,306

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Hartford Financial Services Group, Inc.	20,676	$1,065,228
HCI Group, Inc.	108	4,121
Health Insurance Innovations, Inc. Class A (a)	180	5,202
Heritage Insurance Holdings, Inc. (b)	962	14,584
Horace Mann Educators Corp.	1,866	79,771
Independence Holding Co.	110	3,922
Infinity Property & Casualty Corp.	767	90,813
Kemper Corp.	2,487	141,759
Kingstone Cos., Inc.	692	11,626
Kinsale Capital Group, Inc.	892	45,786
Lincoln National Corp.	12,114	885,049
Loews Corp.	16,433	817,213
Markel Corp. (a)	763	892,901
Marsh & McLennan Cos., Inc.	28,905	2,387,264
MBIA, Inc. (a) (b)	8,695	80,516
Mercury General Corp.	1,654	75,869
MetLife, Inc.	48,756	2,237,413
National General Holdings Corp.	3,319	80,685
National Western Life Group, Inc. Class A	96	29,268
Navigators Group, Inc.	1,021	58,861
Old Republic International Corp.	13,897	298,091
Primerica, Inc.	2,751	265,747
Principal Financial Group, Inc.	15,438	940,329
ProAssurance Corp.	3,291	159,778
Progressive Corp.	30,489	1,857,695
Prudential Financial, Inc.	24,044	2,489,756
Reinsurance Group of America, Inc.	3,534	544,236
RLI Corp.	2,463	156,130
Safety Insurance Group, Inc.	813	62,479
Selective Insurance Group, Inc.	2,770	168,139
State Auto Financial Corp.	800	22,856
Stewart Information Services Corp.	1,036	45,522
Torchmark Corp.	6,104	513,774
Travelers Cos., Inc.	14,783	2,052,767
Trupanion, Inc. (a) (b)	942	28,156
United Fire Group, Inc.	981	46,951
United Insurance Holdings Corp.	1,032	19,752
Universal Insurance Holdings, Inc.	1,703	54,326
Unum Group	13,693	651,924
White Mountains Insurance Group, Ltd.	113	92,945
WR Berkley Corp.	5,019	364,881

		31,342,617

INTERNET & CATALOG RETAIL — 3.3%
1-800-Flowers.com, Inc. Class A (a)	1,574	18,573
Amazon.com, Inc. (a)	22,513	32,583,965
Booking Holdings, Inc. (a)	2,648	5,508,873
Duluth Holdings, Inc. Class B (a) (b)	892	16,707
Expedia Group, Inc.	6,828	753,880
FTD Cos., Inc. (a)	21	77
Gaia, Inc. (a)	702	10,881
Groupon, Inc. (a) (b)	26,654	115,678
Lands’ End, Inc. (a)	21	490
Liberty Expedia Holdings, Inc. Class A (a)	2,358	92,622

Security Description	Shares	Value

Liberty TripAdvisor Holdings, Inc. Class A (a)	105	$1,129
Netflix, Inc. (a)	22,399	6,615,545
Nutrisystem, Inc.	1,731	46,651
Overstock.com, Inc. (a)	741	26,861
PetMed Express, Inc. (b)	956	39,913
Shutterfly, Inc. (a)	1,876	152,425
TripAdvisor, Inc. (a)	6,347	259,529
US Auto Parts Network, Inc. (a)	1,684	3,452
Wayfair, Inc. Class A (a) (b)	2,729	184,289

		46,431,540

INTERNET SOFTWARE & SERVICES — 3.4%
2U, Inc. (a)	2,566	215,621
Actua Corp. (a)	35	40
Akamai Technologies, Inc. (a)	8,710	618,236
Alarm.com Holdings, Inc. (a) (b)	1,002	37,815
Alphabet, Inc. Class A (a)	16,346	16,953,090
Alteryx, Inc. Class A (a) (b)	692	23,625
Amber Road, Inc. (a)	1,002	8,918
ANGI Homeservices, Inc. Class A (a) (b)	2,626	35,661
Apptio, Inc. Class A (a)	992	28,113
Benefitfocus, Inc. (a) (b)	42	1,025
Blucora, Inc. (a)	2,501	61,525
Box, Inc. Class A (a)	5,145	105,730
Brightcove, Inc. (a)	1,735	12,058
Carbonite, Inc. (a)	982	28,282
Care.com, Inc. (a)	962	15,652
ChannelAdvisor Corp. (a)	84	764
Cloudera, Inc. (a) (b)	4,064	87,701
CommerceHub, Inc. Class A (a)	763	17,167
Cornerstone OnDemand, Inc. (a) (b) .	3,560	139,232
Coupa Software, Inc. (a)	1,664	75,912
DHI Group, Inc. (a)	42	67
eBay, Inc. (a)	58,759	2,364,462
Endurance International Group Holdings, Inc. (a)	735	5,439
Envestnet, Inc. (a)	2,506	143,594
Etsy, Inc. (a)	6,149	172,541
Facebook, Inc. Class A (a)	132,052	21,100,589
Five9, Inc. (a)	2,739	81,595
GoDaddy, Inc. Class A (a)	6,000	368,520
Gogo, Inc. (a) (b)	63	544
GrubHub, Inc. (a) (b)	4,334	439,771
GTT Communications, Inc. (a) (b)	1,634	92,648
Hortonworks, Inc. (a)	2,606	53,084
IAC/InterActiveCorp.(a)	3,702	578,919
Instructure, Inc. (a)	942	39,705
Internap Corp. (a)	939	10,329
j2 Global, Inc.	2,597	204,955
Leaf Group, Ltd. (a)	732	5,161
Limelight Networks, Inc. (a)	16,482	67,741
Liquidity Services, Inc. (a)	21	136
LivePerson, Inc. (a)	1,755	28,694
LogMeIn, Inc.	2,642	305,283
Marchex, Inc. Class B	1,714	4,679
Match Group, Inc. (a) (b)	1,824	81,059

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Meet Group, Inc. (a)	4,170	$8,715
MINDBODY, Inc. Class A (a)	1,654	64,341
MuleSoft, Inc. Class A (a)	792	34,832
New Relic, Inc. (a)	1,845	136,751
NIC, Inc.	3,537	47,042
Nutanix, Inc. Class A (a)	3,408	167,367
Pandora Media, Inc. (a) (b)	744	3,742
Q2 Holdings, Inc. (a)	1,775	80,851
QuinStreet, Inc. (a)	5,454	69,648
Quotient Technology, Inc. (a)	3,534	46,295
Reis, Inc.	692	14,843
Rhythmone PLC (a)	1,198	2,942
Seven Stars Cloud Group, Inc. (a)	1,746	3,719
Shutterstock, Inc. (a)	119	5,730
SPS Commerce, Inc. (a)	42	2,691
Stamps.com, Inc. (a)	713	143,349
Synacor, Inc. (a)	1,784	2,854
TechTarget, Inc. (a)	5,933	117,948
Telaria, Inc. (a)	992	3,730
Trade Desk, Inc. Class A (a)	1,614	80,087
TrueCar, Inc. (a)	84	795
Twilio, Inc. Class A (a) (b)	3,410	130,194
Twitter, Inc. (a)	33,723	978,304
VeriSign, Inc. (a) (b)	5,292	627,420
Web.com Group, Inc. (a)	2,653	48,019
XO Group, Inc. (a)	1,033	21,435
Yelp, Inc. (a)	2,536	105,878
Zillow Group, Inc. Class A (a)	2,673	144,342

		47,709,546

IT SERVICES — 4.0%
Acxiom Corp. (a)	4,286	97,335
ALJ Regional Holdings, Inc. (a)	842	1,768
Alliance Data Systems Corp.	2,721	579,192
Amdocs, Ltd.	8,485	566,119
Automatic Data Processing, Inc.	23,388	2,654,070
Black Knight, Inc. (a)	4,339	204,367
Blackhawk Network Holdings, Inc. (a)	4,142	185,147
Booz Allen Hamilton Holding Corp.	9,337	361,529
Broadridge Financial Solutions, Inc.	6,065	665,270
CACI International, Inc. Class A (a)	1,543	233,533
Cardtronics PLC Class A (a)	63	1,406
Cass Information Systems, Inc.	727	43,264
Cognizant Technology Solutions Corp. Class A	31,895	2,567,548
Conduent, Inc. (a)	12,258	228,489
Convergys Corp.	5,243	118,597
CoreLogic, Inc. (a)	3,606	163,099
CSG Systems International, Inc.	1,758	79,620
CSRA, Inc.	9,354	385,665
DST Systems, Inc.	4,291	358,942
DXC Technology Co.	15,462	1,554,395
EPAM Systems, Inc. (a)	2,634	301,646
Euronet Worldwide, Inc. (a)	2,663	210,164
Everi Holdings, Inc. (a)	3,458	22,719
EVERTEC, Inc.	84	1,373
ExlService Holdings, Inc. (a)	1,748	97,486

Security Description	Shares	Value

Fidelity National Information

Services, Inc.	17,322	$1,668,109
First Data Corp. Class A (a)	19,887	318,192
Fiserv, Inc. (a)	24,407	1,740,463
FleetCor Technologies, Inc. (a)	5,218	1,056,645
Gartner, Inc. (a)	5,212	613,036
Global Payments, Inc.	7,896	880,562
Hackett Group, Inc.	1,032	16,574
Helios & Matheson Analytics, Inc. (a) (b)	120	340
Information Services Group, Inc. (a)	1,584	6,621
International Business Machines Corp.	49,259	7,557,808
Jack Henry & Associates, Inc.	4,344	525,407
Leidos Holdings, Inc.	7,936	519,014
ManTech International Corp. Class A	1,604	88,974
Mastercard, Inc. Class A	51,046	8,941,217
MAXIMUS, Inc.	3,468	231,454
MoneyGram International, Inc. (a)	45	388
Paychex, Inc.	17,347	1,068,402
PayPal Holdings, Inc. (a)	56,554	4,290,752
Perficient, Inc. (a)	1,807	41,416
PFSweb, Inc. (a)	842	7,359
PRGX Global, Inc. (a)	932	8,807
Sabre Corp.	11,173	239,661
Science Applications International Corp.	2,003	157,836
ServiceSource International, Inc. (a)	63	240
Square, Inc. Class A (a)	11,992	590,006
StarTek, Inc. (a)	782	7,648
Sykes Enterprises, Inc. (a)	2,438	70,556
Syntel, Inc. (a)	127	3,242
Teradata Corp. (a)	3,410	135,275
Total System Services, Inc.	9,664	833,617
TTEC Holdings, Inc.	866	26,586
Unisys Corp. (a) (b)	140	1,505
Virtusa Corp. (a)	1,601	77,585
Visa, Inc. Class A	100,227	11,989,154
Western Union Co.	28,467	547,420
WEX, Inc. (a)	1,906	298,518
Worldpay, Inc. Class A (a)	9,395	772,645

		57,015,777

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Acushnet Holdings Corp.	982	22,674
American Outdoor Brands Corp. (a) (b)	821	8,473
Brunswick Corp.	5,306	315,123
Callaway Golf Co.	5,146	84,189
Clarus Corp. (a)	992	6,696
Escalade, Inc.	722	9,891
Hasbro, Inc.	6,787	572,144
Johnson Outdoors, Inc. Class A	180	11,160
Malibu Boats, Inc. Class A (a)	942	31,284
Mattel, Inc. (b)	30,296	398,393
MCBC Holdings, Inc. (a)	862	21,722
Nautilus, Inc. (a)	173	2,327
Polaris Industries, Inc.	3,387	387,879

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Sturm Ruger & Co., Inc. (b)	895	$46,988
Vista Outdoor, Inc. (a)	84	1,371

		1,920,314

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Accelerate Diagnostics, Inc. (a) (b)	1,884	43,049
Agilent Technologies, Inc.	17,998	1,204,066
Bio-Rad Laboratories, Inc. Class A (a)	881	220,321
Bio-Techne Corp.	1,851	279,575
Bruker Corp.	5,311	158,905
Cambrex Corp. (a)	1,842	96,337
Charles River Laboratories International, Inc. (a)	1,867	199,284
ChromaDex Corp. (a) (b)	1,604	6,737
Enzo Biochem, Inc. (a)	2,496	13,678
Fluidigm Corp. (a) (b)	61	356
Harvard Bioscience, Inc. (a)	1,724	8,620
Illumina, Inc. (a)	7,834	1,852,114
IQVIA Holdings, Inc. (a)	7,831	768,299
Luminex Corp.	2,454	51,706
Mettler-Toledo International, Inc. (a)	1,039	597,456
NanoString Technologies, Inc. (a)	1,774	13,323
NeoGenomics, Inc. (a) (b)	4,180	34,109
Pacific Biosciences of California, Inc. (a) (b)	6,786	13,911
PerkinElmer, Inc.	5,938	449,625
PRA Health Sciences, Inc. (a)	2,559	212,295
Syneos Health, Inc. (a)	933	33,122
Thermo Fisher Scientific, Inc.	21,626	4,464,904
Waters Corp. (a)	4,368	867,703

		11,589,495

MACHINERY — 2.0%
Actuant Corp. Class A	3,552	82,584
AGCO Corp.	5,134	332,940
Alamo Group, Inc.	754	82,865
Albany International Corp. Class A	1,682	105,461
Allison Transmission Holdings, Inc.	9,385	366,578
Altra Industrial Motion Corp.	1,682	77,288
American Railcar Industries, Inc.	930	34,791
Astec Industries, Inc.	1,041	57,442
Barnes Group, Inc.	2,430	145,533
Blue Bird Corp. (a) (b)	752	17,822
Briggs & Stratton Corp.	2,487	53,247
Caterpillar, Inc.	30,961	4,563,032
Chart Industries, Inc. (a)	852	50,294
CIRCOR International, Inc.	895	38,181
Colfax Corp. (a)	867	27,657
Columbus McKinnon Corp.	983	35,231
Commercial Vehicle Group, Inc. (a)	1,554	12,044
Crane Co.	2,632	244,092
Cummins, Inc.	8,648	1,401,754
Deere & Co.	17,244	2,678,338
DMC Global, Inc.	782	20,919
Donaldson Co., Inc.	7,610	342,831
Douglas Dynamics, Inc.	986	42,743
Dover Corp.	8,747	859,130

Security Description	Shares	Value

Eastern Co.	130	$3,705
Energy Recovery, Inc. (a) (b)	1,784	14,664
EnPro Industries, Inc.	2,495	193,063
ESCO Technologies, Inc.	1,604	93,914
ExOne Co. (a) (b)	732	5,329
Federal Signal Corp.	3,409	75,066
Flowserve Corp.	7,607	329,611
Fortive Corp.	16,334	1,266,212
Franklin Electric Co., Inc.	2,487	101,345
FreightCar America, Inc.	771	10,331
Gencor Industries, Inc. (a)	682	10,980
Global Brass & Copper Holdings, Inc.	972	32,513
Gorman-Rupp Co.	932	27,261
Graco, Inc.	8,477	387,568
Graham Corp.	29	621
Greenbrier Cos., Inc. (b)	1,644	82,611
Hardinge, Inc.	772	14,143
Harsco Corp. (a)	4,357	89,972
Hillenbrand, Inc.	3,442	157,988
Hurco Cos., Inc.	162	7,436
Hyster-Yale Materials Handling, Inc.	729	50,979
IDEX Corp.	3,619	515,744
Illinois Tool Works, Inc.	17,923	2,807,817
ITT, Inc.	4,462	218,549
John Bean Technologies Corp.	1,677	190,172
Kadant, Inc.	730	68,985
Kennametal, Inc.	4,214	169,234
LB Foster Co. Class A (a)	692	16,297
Lincoln Electric Holdings, Inc.	3,378	303,851
Lindsay Corp.	813	74,341
Lydall, Inc. (a)	885	42,701
Manitex International, Inc. (a)	812	9,281
Manitowoc Co., Inc.(a)	1,823	51,883
Meritor, Inc. (a)	5,157	106,028
Middleby Corp. (a) (b)	3,460	428,313
Milacron Holdings Corp. (a)	2,726	54,902
Miller Industries, Inc.	732	18,300
Mueller Industries, Inc.	3,322	86,904
Mueller Water Products, Inc. Class A	9,314	101,243
Navistar International Corp. (a)	4,475	156,491
NN, Inc.	1,032	24,768
Nordson Corp.	3,377	460,420
Omega Flex, Inc.	70	4,557
Oshkosh Corp.	4,203	324,766
PACCAR, Inc.	19,764	1,307,784
Parker-Hannifin Corp.	7,656	1,309,406
Park-Ohio Holdings Corp.	132	5,128
Proto Labs, Inc. (a)	1,035	121,664
RBC Bearings, Inc. (a)	1,041	129,292
REV Group, Inc.	922	19,141
Rexnord Corp. (a)	5,873	174,311
Snap-on, Inc.	2,761	407,358
Spartan Motors, Inc.	972	16,718
SPX Corp. (a)	2,534	82,304
SPX FLOW, Inc. (a)	890	43,779
Standex International Corp.	813	77,520
Stanley Black & Decker, Inc.	8,486	1,300,055

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Sun Hydraulics Corp.	1,031	$55,220
Tennant Co. (b)	885	59,915
Terex Corp.	5,336	199,620
Timken Co.	3,631	165,574
Titan International, Inc.	3,348	42,218
Toro Co.	4,452	278,027
TriMas Corp. (a)	949	24,911
Trinity Industries, Inc.	8,575	279,802
Twin Disc, Inc. (a)	150	3,261
Wabash National Corp. (b)	3,468	72,169
WABCO Holdings, Inc. (a)	2,718	363,859
Wabtec Corp. (b)	5,020	408,628
Watts Water Technologies, Inc. Class A	1,670	129,759
Welbilt, Inc. (a)	8,501	165,344
Woodward, Inc.	3,468	248,517
Xylem, Inc.	9,585	737,278

		29,092,218

MARINE — 0.0% (c)
Genco Shipping & Trading, Ltd. (a)	1,594	22,667
Kirby Corp. (a)	2,751	211,689
Matson, Inc.	2,503	71,686

		306,042

MEDIA — 1.8%
AMC Entertainment Holdings, Inc. Class A (b)	21	295
AMC Networks, Inc. Class A (a)	3,315	171,385
Beasley Broadcast Group, Inc. Class A	140	1,582
Cable One, Inc.	76	52,220
CBS Corp. Class B	3,966	203,813
Charter Communications, Inc. Class A (a)	12,618	3,926,974
Cinemark Holdings, Inc. (b)	5,968	224,815
Clear Channel Outdoor Holdings, Inc. Class A	42	206
Comcast Corp. Class A	65,231	2,228,943
Daily Journal Corp. (a) (b)	30	6,855
Discovery Communications, Inc. Class A (a) (b)	9,259	198,420
Discovery Communications, Inc. Class C (a) (b)	4,713	91,998
DISH Network Corp. Class A (a)	13,830	524,019
Entercom Communications Corp. Class A (b)	5,940	57,321
Entravision Communications Corp. Class A	4,140	19,458
EW Scripps Co. Class A	3,463	41,521
Gannett Co., Inc.	6,215	62,026
GCI Liberty, Inc. Class A (a)	5,131	271,225
Global Eagle Entertainment, Inc. (a) (b)	147	216
Gray Television, Inc. (a)	3,522	44,729
Hemisphere Media Group, Inc. (a)	902	10,147
Interpublic Group of Cos., Inc.	22,482	517,760
John Wiley & Sons, Inc. Class A	1,635	104,149
Lee Enterprises, Inc. (a) (b)	2,576	5,023

Security Description	Shares	Value

Liberty Broadband Corp. Class A (a)	1,666	$141,277
Liberty Media Corp.-Liberty Braves Class A (a)	82	1,864
Liberty Media Corp.-Liberty Formula One Class A (a) (b)	1,572	46,044
Liberty Media Corp.-Liberty SiriusXM Class A (a)	5,335	219,268
Lions Gate Entertainment Corp. Class A (b)	4,263	110,113
Live Nation Entertainment, Inc. (a)	7,776	327,681
Loral Space & Communications, Inc. (a)	88	3,665
Madison Square Garden Co. Class A (a)	935	229,823
MDC Partners, Inc. Class A (a)	109	785
Meredith Corp.	2,422	130,304
MSG Networks, Inc. Class A (a)	3,455	78,083
National CineMedia, Inc.	63	327
New Media Investment Group, Inc.	829	14,209
New York Times Co. Class A	1,767	42,585
News Corp. Class B	6,119	98,516
Nexstar Media Group, Inc. Class A (b)	2,480	164,920
Omnicom Group, Inc.	13,749	999,140
Saga Communications, Inc. Class A	110	4,097
Salem Media Group, Inc.	782	2,815
Scholastic Corp.	1,694	65,795
Sinclair Broadcast Group, Inc. Class A (b)	4,270	133,651
Sirius XM Holdings, Inc. (b)	80,165	500,230
TEGNA, Inc.	12,723	144,915
Time Warner, Inc.	45,013	4,257,330
Townsquare Media, Inc. Class A	682	5,408
Tribune Media Co. Class A	1,056	42,779
tronc, Inc. (a)	802	13,169
Twenty-First Century Fox, Inc. Class B	27,546	1,001,848
Viacom, Inc. Class B	912	28,327
Walt Disney Co.	84,812	8,518,517
World Wrestling Entertainment, Inc. Class A	1,793	64,566

		26,157,151

METALS & MINING — 0.5%
AK Steel Holding Corp. (a) (b)	16,461	74,568
Alcoa Corp. (a)	5,907	265,579
Allegheny Technologies, Inc. (a)	1,907	45,158
Ampco-Pittsburgh Corp.	702	6,248
Carpenter Technology Corp. (b)	2,547	112,374
Century Aluminum Co. (a)	2,765	45,733
Cleveland-Cliffs, Inc. (a) (b)	1,068	7,423
Coeur Mining, Inc. (a)	722	5,776
Commercial Metals Co.	15,666	320,526
Compass Minerals International, Inc. (b)	1,788	107,816
Ferroglobe Representation & Warranty Insurance Trust (a) (f)	929	—
Freeport-McMoRan, Inc. (a)	78,593	1,380,879
Gold Resource Corp.	2,756	12,430

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Haynes International, Inc.	770	$28,575
Hecla Mining Co.	21,874	80,278
Kaiser Aluminum Corp.	905	91,314
Materion Corp.	949	48,446
McEwen Mining, Inc. (a) (b)	12,920	26,874
Mesabi Trust	7	180
Newmont Mining Corp.	31,867	1,245,044
Nucor Corp.	18,126	1,107,317
Olympic Steel, Inc.	722	14,808
Reliance Steel & Aluminum Co.	7,047	604,210
Royal Gold, Inc.	3,538	303,808
Ryerson Holding Corp. (a)	912	7,433
Schnitzer Steel Industries, Inc. Class A	758	24,521
Steel Dynamics, Inc.	11,312	500,217
SunCoke Energy, Inc. (a)	1,007	10,835
Synalloy Corp.	160	2,296
Tahoe Resources, Inc.	912	4,277
TimkenSteel Corp. (a)	748	11,362
United States Steel Corp.	11,063	389,307
Universal Stainless & Alloy Products, Inc. (a)	150	4,125
Warrior Met Coal, Inc. (b)	1,804	50,530
Worthington Industries, Inc.	2,595	111,377

		7,051,644

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
AGNC Investment Corp. REIT	22,366	423,165
Apollo Commercial Real Estate Finance, Inc. REIT	5,798	104,248
Arbor Realty Trust, Inc. (b)	2,566	22,632
Ares Commercial Real Estate Corp. REIT	1,584	19,562
Blackstone Mortgage Trust, Inc. Class A (b)	4,487	140,982
Capstead Mortgage Corp. REIT	9,453	81,768
Cherry Hill Mortgage Investment Corp.	762	13,365
Chimera Investment Corp. REIT	10,434	181,656
CYS Investments, Inc. REIT	8,792	59,082
Dynex Capital, Inc. REIT	732	4,853
Ellington Residential Mortgage REIT (b)	752	8,242
Granite Point Mortgage Trust, Inc. (b)	42	695
Great Ajax Corp. REIT	852	11,545
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	4,249	82,855
Invesco Mortgage Capital, Inc. REIT (b)	6,941	113,694
Ladder Capital Corp. REIT	4,140	62,431
MFA Financial, Inc. REIT	22,579	170,020
MTGE Investment Corp. REIT	2,751	49,243
New Residential Investment Corp. REIT	17,119	281,608
New York Mortgage Trust, Inc. REIT (b)	6,036	35,793
Orchid Island Capital, Inc. REIT (b)	2,042	15,050

Security Description	Shares	Value
Owens Realty Mortgage, Inc. REIT (b)	712	$10,381
PennyMac Mortgage Investment Trust REIT	719	12,964
Redwood Trust, Inc. REIT	761	11,773
Resource Capital Corp. REIT (b)	42	399
Starwood Property Trust, Inc. REIT	6,557	137,369
Sutherland Asset Management Corp.	1,694	25,664
Western Asset Mortgage Capital Corp. (b)	42	407

		2,081,446

MULTI-UTILITIES — 0.9%
Ameren Corp.	12,918	731,546
Avista Corp.	4,352	223,040
Black Hills Corp. (b)	3,316	180,059
CenterPoint Energy, Inc.	23,311	638,721
CMS Energy Corp.	15,434	699,006
Consolidated Edison, Inc.	16,396	1,277,904
Dominion Energy, Inc.	34,717	2,340,967
DTE Energy Co.	9,590	1,001,196
MDU Resources Group, Inc.	12,230	344,397
NiSource, Inc.	18,143	433,799
NorthWestern Corp.	2,751	148,004
Public Service Enterprise Group, Inc.	26,893	1,351,104
SCANA Corp.	7,960	298,898
Sempra Energy	13,923	1,548,516
Unitil Corp.	877	40,702
Vectren Corp.	4,409	281,823
WEC Energy Group, Inc.	17,158	1,075,807

		12,615,489

MULTILINE RETAIL — 0.5%
Big Lots, Inc. (b)	2,707	117,836
Dillard’s, Inc. Class A (b)	1,025	82,348
Dollar General Corp.	14,798	1,384,353
Dollar Tree, Inc. (a)	12,258	1,163,284
Fred’s, Inc. Class A	42	126
JC Penney Co., Inc. (a) (b)	849	2,564
Kohl’s Corp. (b)	11,351	743,604
Macy’s, Inc. (b)	24,083	716,228
Nordstrom, Inc.	7,075	342,501
Ollie’s Bargain Outlet Holdings, Inc. (a)	2,623	158,167
Sears Holdings Corp. (a)	42	112
Target Corp.	30,022	2,084,427
Tuesday Morning Corp. (a) (b)	2,446	9,662

		6,805,212

OIL, GAS & CONSUMABLE FUELS — 5.1%
Abraxas Petroleum Corp. (a)	8,174	18,146
Adams Resources & Energy, Inc.	44	1,914
Anadarko Petroleum Corp.	38,057	2,299,023
Andeavor	8,514	856,168
Antero Resources Corp. (a) (b)	13,038	258,804
Apache Corp.	26,883	1,034,458
Approach Resources, Inc. (a) (b)	2,476	6,462
Arch Coal, Inc. Class A	1,556	142,965
Bonanza Creek Energy, Inc. (a)	952	26,380

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Cabot Oil & Gas Corp.	27,759	$665,661
California Resources Corp. (a) (b)	157	2,693
Callon Petroleum Co. (a) (b)	15,438	204,399
Carrizo Oil & Gas, Inc. (a) (b)	5,043	80,688
Centennial Resource Development, Inc. Class A (a) (b)	6,980	128,083
Cheniere Energy, Inc. (a)	13,122	701,371
Chesapeake Energy Corp. (a) (b)	2,630	7,943
Chevron Corp.	105,687	12,052,546
Cimarex Energy Co.	5,285	494,148
Clean Energy Fuels Corp. (a)	84	139
Cloud Peak Energy, Inc. (a)	3,388	9,859
CNX Resources Corp. (a)	13,802	212,965
Concho Resources, Inc. (a)	8,526	1,281,714
ConocoPhillips	66,704	3,954,880
CONSOL Energy, Inc. (a)	1,725	49,973
Contango Oil & Gas Co. (a)	1,694	6,014
CVR Energy, Inc. (b)	4,418	133,512
Delek US Holdings, Inc.	5,347	217,623
Denbury Resources, Inc. (a) (b)	933	2,556
Devon Energy Corp.	31,053	987,175
Diamondback Energy, Inc. (a)	5,902	746,721
Dorian LPG, Ltd. (a)	1,779	13,325
Eclipse Resources Corp. (a)	5,172	7,448
Enbridge Energy Management LLC (a) (b)	4,573	41,797
Enduro Royalty Trust	7	25
Energen Corp. (a)	6,042	379,800
EOG Resources, Inc.	32,212	3,390,957
EQT Corp.	19,071	906,063
Evolution Petroleum Corp.	1,714	13,798
Extraction Oil & Gas, Inc. (a) (b)	6,759	77,458
Exxon Mobil Corp.	234,341	17,484,182
Gener8 Maritime, Inc. (a)	4,130	23,335
Green Plains, Inc. (b)	2,487	41,782
Gulfport Energy Corp. (a)	1,032	9,959
Halcon Resources Corp. (a)	8,590	41,833
Hallador Energy Co.	842	5,785
Hess Corp.	23,106	1,169,626
HighPoint Resources Corp. (a) (b)	4,234	21,509
HollyFrontier Corp.	10,410	508,633
International Seaways, Inc. (a)	1,634	28,758
Jones Energy, Inc. Class A (a) (b)	6,034	4,827
Kinder Morgan, Inc.	114,700	1,727,382
Laredo Petroleum, Inc. (a)	10,513	91,568
Lilis Energy, Inc. (a) (b)	1,684	6,685
Marathon Oil Corp.	47,712	769,595
Marathon Petroleum Corp.	27,772	2,030,411
Matador Resources Co. (a) (b)	5,319	159,091
Midstates Petroleum Co., Inc. (a)	1,574	20,981
Murphy Oil Corp.	17,363	448,660
NACCO Industries, Inc. Class A	145	4,763
Newfield Exploration Co. (a)	11,340	276,923
Noble Energy, Inc.	37,909	1,148,643
Oasis Petroleum, Inc. (a)	25,943	210,138
Occidental Petroleum Corp.	42,421	2,755,668
ONEOK, Inc.	21,594	1,229,131
Pacific Ethanol, Inc. (a)	2,636	7,908

Security Description	Shares	Value

Panhandle Oil and Gas, Inc. Class A	2,476	$47,787
Par Pacific Holdings, Inc. (a)	2,526	43,371
Parsley Energy, Inc. Class A (a)	13,686	396,757
PBF Energy, Inc. Class A	5,902	200,078
PDC Energy, Inc. (a)	4,184	205,142
Penn Virginia Corp. (a)	812	28,452
Phillips 66	28,597	2,743,024
Pioneer Natural Resources Co.	9,609	1,650,634
QEP Resources, Inc. (a)	1,038	10,162
Range Resources Corp. (b)	1,020	14,831
Renewable Energy Group, Inc. (a) (b)	1,878	24,038
Resolute Energy Corp. (a) (b)	942	32,640
REX American Resources Corp. (a) (b)	142	10,338
Ring Energy, Inc. (a)	3,368	48,331
RSP Permian, Inc. (a)	8,497	398,339
Sabine Royalty Trust	7	308
San Juan Basin Royalty Trust	21	166
Sanchez Energy Corp. (a) (b)	63	197
SandRidge Energy, Inc. (a)	1,734	25,160
SandRidge Permian Trust	11	21
SemGroup Corp. Class A (b)	167	3,574
SilverBow Resources, Inc. (a)	742	21,592
SM Energy Co.	6,016	108,468
Southwestern Energy Co. (a)	1,122	4,858
SRC Energy, Inc. (a) (b)	14,666	138,300
Stone Energy Corp. (a)	982	36,432
Targa Resources Corp.	13,743	604,692
Tellurian, Inc. (a) (b)	3,468	25,004
Uranium Energy Corp. (a) (b)	9,117	11,943
Valero Energy Corp.	25,058	2,324,631
W&T Offshore, Inc. (a)	5,142	22,779
Whiting Petroleum Corp. (a) (b)	63	2,132
Williams Cos., Inc.	49,035	1,219,010
World Fuel Services Corp.	84	2,062
WPX Energy, Inc. (a)	24,159	357,070
Zion Oil & Gas, Inc. (a)	3,488	16,603

		72,422,356

PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co.	1,873	72,298
Clearwater Paper Corp. (a)	21	821
Domtar Corp.	3,494	148,635
KapStone Paper and Packaging Corp.	4,456	152,885
Louisiana-Pacific Corp.	7,867	226,334
Mercer International, Inc.	1,784	22,211
Neenah, Inc.	893	70,011
PH Glatfelter Co.	2,533	52,002
Resolute Forest Products, Inc. (a)	4,230	35,109
Schweitzer-Mauduit International, Inc.	1,708	66,868
Verso Corp. Class A (a)	1,027	17,295

		864,469

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	24,086	68,404
Coty, Inc. Class A (b)	26,820	490,806
Edgewell Personal Care Co. (a)	84	4,101
elf Beauty, Inc. (a) (b)	982	19,021

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Estee Lauder Cos., Inc. Class A	12,030	$1,801,132
Inter Parfums, Inc.	873	41,162
Medifast, Inc.	810	75,695
Natural Health Trends Corp. (b)	692	13,155
Nature’s Sunshine Products, Inc.	832	9,152
Nu Skin Enterprises, Inc. Class A	2,751	202,776
USANA Health Sciences, Inc. (a)	889	76,365
Veru, Inc. (a) (b)	2,726	4,934

		2,806,703

PHARMACEUTICALS — 3.8%
AcelRx Pharmaceuticals, Inc. (a) (b)	4,493	9,435
Aclaris Therapeutics, Inc. (a) (b)	962	16,854
Adamis Pharmaceuticals Corp. (a) (b)	1,594	5,579
Aerie Pharmaceuticals, Inc. (a) (b)	1,715	93,039
Agile Therapeutics, Inc. (a)	902	2,318
Akorn, Inc. (a)	5,238	98,003
Amphastar Pharmaceuticals, Inc. (a)	1,774	33,263
ANI Pharmaceuticals, Inc. (a)	180	10,480
Aratana Therapeutics, Inc. (a) (b)	2,476	10,919
Assembly Biosciences, Inc. (a)	872	42,850
Axsome Therapeutics, Inc. (a) (b)	852	2,087
BioDelivery Sciences International, Inc. (a) (b)	2,646	5,954
Bristol-Myers Squibb Co.	96,112	6,079,084
Catalent, Inc. (a)	7,061	289,925
Clearside Biomedical, Inc. (a)	962	10,322
Collegium Pharmaceutical, Inc. (a) (b)	902	23,046
Corcept Therapeutics, Inc. (a) (b)	6,223	102,368
Corium International, Inc. (a) (b)	1,694	19,430
Cumberland Pharmaceuticals, Inc. (a)	712	4,756
Cymabay Therapeutics, Inc. (a)	1,844	23,954
Depomed, Inc. (a)	63	415
Dermira, Inc. (a)	6,143	49,083
Durect Corp. (a)	17,270	36,958
Eli Lilly & Co.	55,500	4,294,035
Impax Laboratories, Inc. (a)	4,200	81,690
Innoviva, Inc. (a)	724	12,069
Intersect ENT, Inc. (a)	1,654	65,002
Intra-Cellular Therapies, Inc. (a)	2,454	51,657
Johnson & Johnson	137,782	17,656,763
Lannett Co., Inc. (a) (b)	1,023	16,419
Marinus Pharmaceuticals, Inc. (a) (b)	1,654	6,318
Medicines Co. (a) (b)	8,772	288,950
Melinta Therapeutics, Inc. (a)	21	155
Merck & Co., Inc.	158,094	8,611,380
MyoKardia, Inc. (a)	1,032	50,362
Nektar Therapeutics (a)	8,801	935,194
Neos Therapeutics, Inc. (a) (b)	912	7,570
Ocular Therapeutix, Inc. (a)	1,032	6,718
Omeros Corp. (a) (b)	3,584	40,033
Pacira Pharmaceuticals, Inc. (a) (b)	2,563	79,838
Paratek Pharmaceuticals, Inc. (a) (b)	1,032	13,416
Pfizer, Inc	332,278	11,792,546
Phibro Animal Health Corp. Class A	963	38,231
Prestige Brands Holdings, Inc. (a)	7,875	265,545

Security Description	Shares	Value

Reata Pharmaceuticals, Inc. Class A (a) (b)	842	$17,269
Revance Therapeutics, Inc. (a)	1,555	47,894
Supernus Pharmaceuticals, Inc. (a)	2,643	121,049
Teligent, Inc. (a) (b)	33,055	111,065
Tetraphase Pharmaceuticals, Inc. (a)	42	129
TherapeuticsMD, Inc. (a) (b)	14,839	72,266
WaVe Life Sciences, Ltd. (a) (b)	892	35,769
Zoetis, Inc.	27,603	2,305,127
Zogenix, Inc. (a)	962	38,528
Zynerba Pharmaceuticals, Inc. (a) (b)	692	6,014

		54,039,123

PROFESSIONAL SERVICES — 0.4%
Acacia Research Corp. (a)	124	434
ASGN, Inc. (a)	2,577	211,005
Barrett Business Services, Inc.	162	13,427
BG Staffing, Inc. (b)	160	3,038
CBIZ, Inc. (a)	1,829	33,379
CoStar Group, Inc. (a)	1,771	642,306
CRA International, Inc	169	8,837
Dun & Bradstreet Corp	1,874	219,258
Equifax, Inc.	6,881	810,651
Exponent, Inc.	1,603	126,076
Forrester Research, Inc	810	33,574
Franklin Covey Co. (a)	732	19,691
Front Yard Residential Corp. REIT (b)	63	633
FTI Consulting, Inc. (a)	1,866	90,333
GP Strategies Corp. (a)	882	19,977
Heidrick & Struggles International, Inc.	1,570	49,062
Hill International, Inc. (a)	2,023	11,531
Huron Consulting Group, Inc. (a)	99	3,772
ICF International, Inc.	915	53,482
Insperity, Inc.	2,325	161,704
Kelly Services, Inc. Class A	1,041	30,231
Kforce, Inc.	1,031	27,889
Korn/Ferry International	2,673	137,900
ManpowerGroup, Inc.	3,595	413,784
Mistras Group, Inc. (a)	880	16,667
Navigant Consulting, Inc. (a)	2,683	51,621
Nielsen Holdings PLC	20,843	662,599
Resources Connection, Inc.	1,594	25,823
Robert Half International, Inc.	7,057	408,530
RPX Corp	735	7,857
TransUnion (a)	8,609	488,819
TriNet Group, Inc. (a)	2,437	112,882
TrueBlue, Inc. (a)	2,408	62,367
Verisk Analytics, Inc. (a)	8,810	916,240
WageWorks, Inc. (a)	2,483	112,232
Willdan Group, Inc. (a)	682	19,335

		6,006,946

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.4%
Acadia Realty Trust REIT	4,454	109,568
AG Mortgage Investment Trust, Inc. REIT	1,643	28,539

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Agree Realty Corp. REIT	1,658	$79,650
Alexander’s, Inc. REIT	66	25,161
Alexandria Real Estate Equities, Inc. REIT	5,129	640,561
American Assets Trust, Inc. REIT	3,421	114,296
American Campus Communities, Inc. REIT	7,921	305,909
American Homes 4 Rent Class A REIT	12,982	260,679
American Tower Corp. REIT	24,076	3,499,206
Annaly Capital Management, Inc. REIT	63,586	663,202
Anworth Mortgage Asset Corp. REIT	5,103	24,494
Apartment Investment & Management Co. Class A REIT	8,720	355,340
Apple Hospitality REIT, Inc.	11,963	210,190
ARMOUR Residential REIT, Inc. (b)	709	16,506
Ashford Hospitality Prime, Inc. REIT	84	816
Ashford Hospitality Trust, Inc. REIT	5,042	32,571
AvalonBay Communities, Inc. REIT	7,728	1,270,947
Boston Properties, Inc. REIT	8,694	1,071,275
Brandywine Realty Trust REIT	9,604	152,512
Brixmor Property Group, Inc. REIT	32,627	497,562
Camden Property Trust REIT	5,171	435,295
CBL & Associates Properties, Inc. REIT (b)	189	788
Cedar Realty Trust, Inc. REIT	14,590	57,485
Chesapeake Lodging Trust REIT	4,343	120,779
Columbia Property Trust, Inc. REIT	6,962	142,443
Corporate Office Properties Trust REIT	5,962	153,998
Cousins Properties, Inc. REIT	24,026	208,546
Crown Castle International Corp. REIT	22,391	2,454,277
CubeSmart REIT	11,309	318,914
DCT Industrial Trust, Inc. REIT	5,214	293,757
DDR Corp. REIT	870	6,377
DiamondRock Hospitality Co. REIT	11,242	117,366
Digital Realty Trust, Inc. REIT	11,933	1,257,500
Douglas Emmett, Inc. REIT	8,612	316,577
Duke Realty Corp. REIT	19,971	528,832
Easterly Government Properties, Inc. REIT (b)	2,041	41,636
EastGroup Properties, Inc. REIT	1,792	148,127
Education Realty Trust, Inc. REIT	4,260	139,515
Equinix, Inc. REIT	4,304	1,799,675
Equity Commonwealth REIT (a)	6,974	213,893
Equity LifeStyle Properties, Inc. REIT	4,364	383,028
Equity Residential REIT	19,968	1,230,428
Essex Property Trust, Inc. REIT	3,529	849,360
Extra Space Storage, Inc. REIT	6,963	608,288
Federal Realty Investment Trust REIT	4,255	494,048
First Industrial Realty Trust, Inc. REIT	6,736	196,893
Forest City Realty Trust, Inc. Class A REIT	14,446	292,676

Security Description	Shares	Value

Franklin Street Properties Corp. REIT	10,409	$87,540
GGP, Inc. REIT	42,305	865,560
HCP, Inc. REIT	28,689	666,445
Healthcare Realty Trust, Inc. REIT	6,913	191,559
Hersha Hospitality Trust REIT (b)	18,820	336,878
Highwoods Properties, Inc. REIT	5,959	261,123
Hospitality Properties Trust REIT	9,383	237,765
Host Hotels & Resorts, Inc. REIT	39,525	736,746
Hudson Pacific Properties, Inc. REIT	8,633	280,831
Independence Realty Trust, Inc. REIT	4,330	39,749
Invitation Homes, Inc. REIT	16,397	374,343
Iron Mountain, Inc. REIT	13,789	453,107
Kilroy Realty Corp. REIT	5,290	375,378
Kimco Realty Corp. REIT	37,176	535,334
Kite Realty Group Trust REIT	18,235	277,719
LaSalle Hotel Properties REIT	6,800	197,268
Liberty Property Trust REIT	7,847	311,761
Life Storage, Inc. REIT	2,626	219,324
LTC Properties, Inc. REIT	2,432	92,416
Macerich Co. REIT	7,836	438,973
Mack-Cali Realty Corp. REIT	5,136	85,823
Mid-America Apartment Communities, Inc. REIT	6,805	620,888
National Storage Affiliates Trust REIT	4,295	107,719
NexPoint Residential Trust, Inc. REIT	922	22,902
NorthStar Realty Europe Corp. REIT	2,678	34,868
Paramount Group, Inc. REIT	11,348	161,596
Park Hotels & Resorts, Inc. REIT	10,444	282,197
Pebblebrook Hotel Trust REIT (b)	3,619	124,313
Pennsylvania Real Estate Investment Trust (b)	16,992	163,973
Piedmont Office Realty Trust, Inc. Class A REIT	8,553	150,447
Prologis, Inc. REIT	29,482	1,857,071
PS Business Parks, Inc. REIT	962	108,744
Public Storage REIT	8,741	1,751,609
Ramco-Gershenson Properties Trust REIT	5,342	66,027
Rayonier, Inc. REIT	2,769	97,413
Realty Income Corp. REIT	16,375	847,079
Regency Centers Corp. REIT	8,509	501,861
Retail Opportunity Investments Corp. REIT	6,126	108,246
Retail Properties of America, Inc. Class A REIT	31,995	373,062
Rexford Industrial Realty, Inc. REIT	3,624	104,335
RLJ Lodging Trust REIT	9,624	187,091
Ryman Hospitality Properties, Inc. REIT	2,622	203,074
Saul Centers, Inc. REIT	960	48,931
SBA Communications Corp. REIT (a)	6,759	1,155,248
Senior Housing Properties Trust REIT	13,874	217,267

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Seritage Growth Properties Class A REIT (b)	1,655	$58,835
Simon Property Group, Inc. REIT	17,270	2,665,624
SL Green Realty Corp. REIT	5,955	576,623
STORE Capital Corp. REIT	10,515	260,982
Summit Hotel Properties, Inc. REIT	9,779	133,092
Sun Communities, Inc. REIT	4,226	386,130
Sunstone Hotel Investors, Inc. REIT	12,454	189,550
Tanger Factory Outlet Centers, Inc. REIT (b)	14,554	320,188
Taubman Centers, Inc. REIT	3,617	205,843
Tier REIT, Inc.	2,566	47,420
UDR, Inc. REIT	14,757	525,644
Universal Health Realty Income Trust REIT	1,651	99,225
Urban Edge Properties REIT	6,079	129,787
Ventas, Inc. REIT	21,439	1,061,874
Vornado Realty Trust REIT	10,296	692,921
Washington Prime Group, Inc. REIT (b)	210	1,401
Washington Real Estate Investment Trust	4,330	118,209
Weingarten Realty Investors REIT	6,900	193,752
Welltower, Inc. REIT	21,954	1,194,956
Weyerhaeuser Co. REIT	40,769	1,426,915
Xenia Hotels & Resorts, Inc. REIT	5,895	116,249

		48,936,308

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Altisource Asset Management Corp. (a) (e)	20	1,310
CBRE Group, Inc. Class A (a)	18,079	853,690
Consolidated-Tomoka Land Co.	162	10,182
Forestar Group, Inc. (a) (b)	1,881	39,783
FRP Holdings, Inc. (a)	172	9,632
Griffin Industrial Realty, Inc.	70	2,627
HFF, Inc. Class A	1,798	89,361
Howard Hughes Corp. (a)	1,906	265,182
Jones Lang LaSalle, Inc.	2,593	452,841
Kennedy-Wilson Holdings, Inc.	6,149	106,993
Marcus & Millichap, Inc. (a)	131	4,724
Maui Land & Pineapple Co., Inc. (a)	130	1,514
Rafael Holdings, Inc. Class B (a)	404	1,959
RE/MAX Holdings, Inc. Class A	1,694	102,402
Realogy Holdings Corp. (b)	789	21,524
RMR Group, Inc. Class A	129	9,024
St. Joe Co. (a) (b)	4,214	79,434
Stratus Properties, Inc. (a)	150	4,530
Tejon Ranch Co. (a)	3,106	71,780
Trinity Place Holdings, Inc. (a)	1,564	10,166

		2,138,658

ROAD & RAIL — 1.0%
AMERCO	721	248,817
ArcBest Corp.	1,586	50,831
Avis Budget Group, Inc. (a) (b)	5,297	248,111
Celadon Group, Inc. (b)	1,564	5,787

Security Description	Shares	Value

Covenant Transportation Group, Inc. Class A (a)	762	$22,730
CSX Corp.	50,838	2,832,185
Daseke, Inc. (a)	982	9,614
Genesee & Wyoming, Inc. Class A (a)	3,454	244,509
Heartland Express, Inc.	2,647	47,619
Hertz Global Holdings, Inc. (a)	741	14,709
JB Hunt Transport Services, Inc.	5,099	597,348
Kansas City Southern	6,057	665,361
Landstar System, Inc.	2,478	271,713
Marten Transport, Ltd.	1,906	43,457
Norfolk Southern Corp.	16,335	2,217,966
Old Dominion Freight Line, Inc.	3,542	520,568
PAM Transportation Services, Inc. (a)	40	1,454
Roadrunner Transportation Systems, Inc. (a)	81	206
Ryder System, Inc.	2,763	201,119
Saia, Inc. (a)	1,604	120,541
Union Pacific Corp.	44,977	6,046,258
Universal Logistics Holdings, Inc.	180	3,807
USA Truck, Inc. (a)	140	3,569
Werner Enterprises, Inc.	2,557	93,330
YRC Worldwide, Inc. (a)	182	1,607

		14,513,216

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Adesto Technologies Corp. (a)	792	5,861
Advanced Energy Industries, Inc. (a)	1,786	114,125
Advanced Micro Devices, Inc. (a) (b)	52,175	524,359
Alpha & Omega Semiconductor, Ltd. (a)	902	13,936
Ambarella, Inc. (a) (b)	1,791	87,741
Amkor Technology, Inc. (a)	11,112	112,565
Amtech Systems, Inc. (a)	722	5,285
Analog Devices, Inc.	20,016	1,824,058
Applied Materials, Inc.	58,700	3,264,307
Axcelis Technologies, Inc. (a)	1,035	25,461
AXT, Inc. (a)	1,844	13,369
Brooks Automation, Inc.	2,666	72,195
Cabot Microelectronics Corp.	981	105,075
Cavium, Inc. (a)	4,440	352,447
CEVA, Inc. (a)	949	34,354
Cirrus Logic, Inc. (a)	3,492	141,880
Cohu, Inc.	1,614	36,815
Cree, Inc. (a)	2,505	100,977
CyberOptics Corp. (a) (b)	682	12,276
Cypress Semiconductor Corp.	17,291	293,255
Diodes, Inc. (a)	1,690	51,477
DSP Group, Inc. (a)	982	11,588
Entegris, Inc.	7,017	244,192
Everspin Technologies, Inc. (a) (b)	702	5,300
First Solar, Inc. (a)	4,264	302,659
FormFactor, Inc. (a)	3,608	49,249
GSI Technology, Inc. (a)	832	6,165
Ichor Holdings, Ltd. (a) (b)	872	21,111
Impinj, Inc. (a) (b)	922	12,004

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Inphi Corp. (a) (b)	2,646	$79,645
Integrated Device Technology, Inc. (a)	6,890	210,558
Intel Corp.	253,045	13,178,584
KLA-Tencor Corp.	7,544	822,371
Kopin Corp. (a) (b)	4,206	13,123
Kulicke & Soffa Industries, Inc. (a)	3,538	88,485
Lam Research Corp.	7,816	1,587,899
Lattice Semiconductor Corp. (a)	5,944	33,108
MACOM Technology Solutions Holdings, Inc. (a) (b)	2,689	44,637
MagnaChip Semiconductor Corp. (a) (b)	1,814	17,414
Marvell Technology Group, Ltd.	25,417	533,757
Maxim Integrated Products, Inc.	14,666	883,187
MaxLinear, Inc. (a)	5,266	119,802
Microchip Technology, Inc. (b)	11,291	1,031,546
Micron Technology, Inc. (a)	57,927	3,020,314
Microsemi Corp. (a)	7,792	504,298
MKS Instruments, Inc.	2,513	290,628
Monolithic Power Systems, Inc.	1,770	204,913
Nanometrics, Inc. (a)	971	26,120
NeoPhotonics Corp. (a) (b)	1,664	11,398
NVE Corp.	92	7,646
NVIDIA Corp.	29,506	6,833,295
ON Semiconductor Corp. (a)	23,224	568,059
PDF Solutions, Inc. (a) (b)	1,625	18,948
Photronics, Inc. (a)	3,500	28,875
Pixelworks, Inc. (a)	1,564	6,053
Power Integrations, Inc.	1,672	114,281
Qorvo, Inc. (a)	8,513	599,741
QUALCOMM, Inc.	80,207	4,444,270
QuickLogic Corp. (a) (b)	4,470	6,794
Rambus, Inc. (a)	3,500	47,005
Rudolph Technologies, Inc. (a)	1,667	46,176
Semtech Corp. (a)	3,468	135,425
Sigma Designs, Inc. (a)	1,874	11,619
Silicon Laboratories, Inc. (a)	1,851	166,405
Skyworks Solutions, Inc.	11,294	1,132,336
SolarEdge Technologies, Inc. (a)	1,714	90,156
SunPower Corp. (a) (b)	42	335
Synaptics, Inc. (a)	42	1,921
Teradyne, Inc.	9,554	436,713
Texas Instruments, Inc.	52,076	5,410,176
Ultra Clean Holdings, Inc. (a)	1,824	35,112
Veeco Instruments, Inc. (a)	63	1,071
Versum Materials, Inc.	5,062	190,483
Xcerra Corp. (a)	1,900	22,135
Xilinx, Inc.	13,511	976,035
Xperi Corp.	63	1,332

		51,878,270

SOFTWARE — 5.7%
8x8, Inc. (a)	5,258	98,062
A10 Networks, Inc. (a)	2,636	15,342
ACI Worldwide, Inc. (a)	6,032	143,079
Activision Blizzard, Inc.	40,810	2,753,043
Adobe Systems, Inc. (a)	24,092	5,205,799
Agilysys, Inc. (a)	1,002	11,944

Security Description	Shares	Value

American Software, Inc. Class A	2,492	$32,396
ANSYS, Inc. (a)	5,017	786,114
Aspen Technology, Inc. (a)	5,017	395,791
Asure Software, Inc. (a) (b)	762	9,327
Autodesk, Inc. (a)	11,344	1,424,580
Blackbaud, Inc.	2,487	253,201
Blackline, Inc. (a)	1,574	61,717
Bottomline Technologies de, Inc. (a)	1,886	73,083
CA, Inc.	18,200	616,980
Cadence Design Systems, Inc. (a)	14,475	532,246
Callidus Software, Inc. (a)	5,134	184,567
CDK Global, Inc.	6,975	441,796
Citrix Systems, Inc. (a)	7,902	733,306
CommVault Systems, Inc. (a)	2,677	153,124
Datawatch Corp. (a)	722	6,245
Dell Technologies, Inc. Class V (a)	10,369	759,114
Digimarc Corp. (a)	752	18,010
Ebix, Inc. (b)	1,698	126,501
Electronic Arts, Inc. (a)	17,327	2,100,725
Ellie Mae, Inc. (a) (b)	1,734	159,424
Everbridge, Inc. (a)	992	36,307
Fair Isaac Corp.	1,770	299,785
FireEye, Inc. (a)	1,621	27,444
Fortinet, Inc. (a)	7,653	410,048
Glu Mobile, Inc. (a)	1,914	7,216
Guidewire Software, Inc. (a)	4,276	345,629
HubSpot, Inc. (a)	2,408	260,786
Imperva, Inc. (a)	1,743	75,472
Intuit, Inc.	11,954	2,072,226
Manhattan Associates, Inc. (a)	786	32,918
Microsoft Corp.	408,851	37,315,831
MicroStrategy, Inc. Class A (a)	55	7,094
Mitek Systems, Inc. (a) (b)	1,754	12,980
MobileIron, Inc. (a)	3,318	16,424
Model N, Inc. (a)	1,002	18,086
Monotype Imaging Holdings, Inc.	1,866	41,892
Nuance Communications, Inc. (a)	16,417	258,568
Oracle Corp.	164,107	7,507,895
Park City Group, Inc. (a) (b)	832	7,280
Paycom Software, Inc. (a) (b)	2,625	281,899
Paylocity Holding Corp. (a)	1,034	52,972
Pegasystems, Inc.	1,591	96,494
Progress Software Corp.	2,660	102,277
Proofpoint, Inc. (a)	2,464	280,034
PROS Holdings, Inc. (a) (b)	1,598	52,750
PTC, Inc. (a)	6,133	478,435
Qualys, Inc. (a)	2,484	180,711
Rapid7, Inc. (a)	932	23,831
RealNetworks, Inc. (a)	952	2,913
RealPage, Inc. (a)	4,311	222,016
Red Hat, Inc. (a)	9,172	1,371,306
RingCentral, Inc. Class A (a)	3,438	218,313
Rosetta Stone, Inc. (a)	1,012	13,308
Rubicon Project, Inc. (a)	2,576	4,637
salesforce.com, Inc. (a)	35,219	4,095,970
SecureWorks Corp. Class A (a)	712	5,753
ServiceNow, Inc. (a)	9,346	1,546,296
SITO Mobile, Ltd. (a) (b)	802	3,224

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Splunk, Inc. (a)	7,764	$763,900
SS&C Technologies Holdings, Inc.	7,789	417,802
Symantec Corp.	35,421	915,633
Synchronoss Technologies, Inc. (a) (b)	63	665
Synopsys, Inc. (a)	7,018	584,178
Tableau Software, Inc. Class A (a)	3,360	271,555
Take-Two Interactive Software, Inc. (a)	5,915	578,369
Telenav, Inc. (a)	1,794	9,688
TiVo Corp.	744	10,081
Tyler Technologies, Inc. (a)	1,744	367,914
Ultimate Software Group, Inc. (a) (b)	1,652	402,592
Varonis Systems, Inc. (a)	2,600	157,300
VASCO Data Security International, Inc. (a)	1,693	21,924
Verint Systems, Inc. (a)	3,435	146,331
VirnetX Holding Corp. (a) (b)	138	545
VMware, Inc. Class A (a) (b)	3,547	430,145
Workday, Inc. Class A (a)	7,540	958,409
Workiva, Inc. (a)	962	22,799
Zendesk, Inc. (a)	5,291	253,280
Zix Corp. (a)	2,698	11,520
Zynga, Inc. Class A (a)	43,215	158,167

		81,365,333

SPECIALTY RETAIL — 2.3%
Aaron’s, Inc.	4,196	195,534
Abercrombie & Fitch Co. Class A	199	4,818
Advance Auto Parts, Inc.	6,947	823,567
American Eagle Outfitters, Inc.	9,554	190,411
America’s Car-Mart, Inc. (a)	172	8,677
Asbury Automotive Group, Inc. (a)	1,698	114,615
Ascena Retail Group, Inc. (a)	189	380
At Home Group, Inc. (a)	1,774	56,839
AutoNation, Inc. (a)	5,078	237,549
AutoZone, Inc. (a)	1,718	1,114,449
Barnes & Noble Education, Inc. (a)	21	145
Barnes & Noble, Inc.	3,333	16,498
Bed Bath & Beyond, Inc.	723	15,176
Best Buy Co., Inc.	15,471	1,082,815
Big 5 Sporting Goods Corp. (b)	21	152
Boot Barn Holdings, Inc. (a)	802	14,219
Buckle, Inc. (b)	127	2,813
Build-A-Bear Workshop, Inc. (a)	872	7,979
Burlington Stores, Inc. (a)	4,188	557,632
Caleres, Inc.	2,473	83,093
Camping World Holdings, Inc. Class A	1,002	32,315
CarMax, Inc. (a) (b)	11,383	705,063
Cato Corp. Class A	12,907	190,249
Chico’s FAS, Inc.	189	1,709
Children’s Place, Inc.	991	134,033
Citi Trends, Inc.	794	24,543
Conn’s, Inc. (a) (b)	184	6,256
Container Store Group, Inc. (a) (b)	912	4,961
Dick’s Sporting Goods, Inc.	126	4,416
DSW, Inc. Class A (b)	11,982	269,116
Express, Inc. (a)	706	5,055

Security Description	Shares	Value

Finish Line, Inc. Class A (b)	63	$853
Five Below, Inc. (a)	2,740	200,952
Foot Locker, Inc.	7,439	338,772
Francesca’s Holdings Corp. (a)	42	202
GameStop Corp. Class A (b)	147	1,855
Gap, Inc.	13,982	436,238
Genesco, Inc. (a)	21	853
GNC Holdings, Inc. Class A (a) (b)	105	405
Group 1 Automotive, Inc.	991	64,752
Guess?, Inc. (b)	813	16,862
Haverty Furniture Cos., Inc.	956	19,263
Hibbett Sports, Inc. (a) (b)	42	1,006
Home Depot, Inc.	65,078	11,599,503
J. Jill, Inc. (a) (b)	1,614	7,134
Kirkland’s, Inc. (a)	58	562
L Brands, Inc.	13,088	500,092
Lithia Motors, Inc. Class A	1,573	158,118
Lowe’s Cos., Inc.	46,682	4,096,345
Lumber Liquidators Holdings, Inc. (a) (b)	99	2,368
MarineMax, Inc. (a)	1,033	20,092
Michaels Cos., Inc. (a)	6,074	119,719
Monro, Inc. (b)	1,868	100,125
Murphy USA, Inc. (a)	2,536	184,621
New York & Co., Inc. (a)	1,634	5,523
Office Depot, Inc.	1,719	3,696
O’Reilly Automotive, Inc. (a)	5,161	1,276,728
Penske Automotive Group, Inc.	1,851	82,055
Pier 1 Imports, Inc.	105	338
Rent-A-Center, Inc. (b)	170	1,467
RH (a) (b)	766	72,984
Ross Stores, Inc.	21,477	1,674,776
Sally Beauty Holdings, Inc. (a) (b)	189	3,109
Shoe Carnival, Inc.	800	19,040
Sleep Number Corp. (a)	2,751	96,698
Sonic Automotive, Inc. Class A (b)	1,866	35,361
Sportsman’s Warehouse Holdings, Inc. (a) (b)	2,043	8,335
Tailored Brands, Inc.	702	17,592
Tiffany & Co	6,807	664,772
Tile Shop Holdings, Inc.	21	126
Tilly’s, Inc. Class A	772	8,724
TJX Cos., Inc.	36,652	2,989,337
Tractor Supply Co.	7,816	492,564
TravelCenters of America LLC (a)	1,724	6,206
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,557	726,588
Urban Outfitters, Inc. (a)	5,351	197,773
Vitamin Shoppe, Inc. (a) (b)	42	183
Williams-Sonoma, Inc. (b)	5,157	272,083
Winmark Corp.	60	7,848
Zumiez, Inc. (a)	94	2,247

		32,441,922

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.9%
3D Systems Corp. (a) (b)	126	1,460
Apple, Inc.	285,756	47,944,142
Avid Technology, Inc. (a)	1,884	8,553

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Cray, Inc. (a)	42	$869
Diebold Nixdorf, Inc. (b)	13,641	210,072
Eastman Kodak Co. (a) (b)	2,406	12,872
Electronics For Imaging, Inc. (a)	2,607	71,249
Hewlett Packard Enterprise Co.	95,416	1,673,597
HP, Inc.	93,179	2,042,484
Immersion Corp. (a) (b)	21	251
Intevac, Inc. (a)	992	6,845
NCR Corp. (a)	8,535	269,023
NetApp, Inc.	14,816	913,999
Pure Storage, Inc. Class A (a)	5,124	102,224
Quantum Corp. (a)	1,814	6,603
Stratasys, Ltd. (a) (b)	63	1,271
Super Micro Computer, Inc. (a)	2,430	41,310
USA Technologies, Inc. (a) (b)	2,546	22,914
Western Digital Corp.	15,682	1,446,978
Xerox Corp.	15,544	447,356

		55,224,072

TEXTILES,APPAREL & LUXURY GOODS — 0.7%
Carter’s, Inc.	3,368	350,609
Columbia Sportswear Co.	1,682	128,555
Crocs, Inc. (a)	4,495	73,044
Culp, Inc.	742	22,668
Deckers Outdoor Corp. (a)	1,780	160,253
Delta Apparel, Inc. (a)	140	2,523
Fossil Group, Inc. (a)	63	800
G-III Apparel Group, Ltd. (a)	2,522	95,029
Hanesbrands, Inc. (b)	21,733	400,322
Iconix Brand Group, Inc. (a)	63	70
Kingold Jewelry, Inc. (a) (b)	2,406	3,056
Lakeland Industries, Inc. (a)	150	1,942
Lululemon Athletica, Inc. (a)	5,905	526,253
Movado Group, Inc.	873	33,523
NIKE, Inc. Class B	69,612	4,625,021
Oxford Industries, Inc.	873	65,091
Perry Ellis International, Inc. (a)	791	20,408
PVH Corp.	4,269	646,455
Ralph Lauren Corp.	1,351	151,042
Sequential Brands Group, Inc. (a) (b)	2,456	5,121
Skechers U.S.A., Inc. Class A (a)	6,137	238,668
Steven Madden, Ltd.	3,215	141,138
Superior Uniform Group, Inc.	180	4,729
Tapestry, Inc.	15,674	824,609
Under Armour, Inc. Class A (a)	210	3,433
Under Armour, Inc. Class C (a)	0	—
Unifi, Inc. (a)	870	31,537
Vera Bradley, Inc. (a)	21	223
VF Corp.	19,848	1,471,134
Wolverine World Wide, Inc.	5,183	149,789

		10,177,045

THRIFTS & MORTGAGE FINANCE — 0.2%
Atlantic Coast Financial Corp. (a)	782	8,055
Bear State Financial, Inc.	912	9,348
Beneficial Bancorp, Inc.	3,432	53,368
BofI Holding, Inc. (a)	3,540	143,476
Capitol Federal Financial, Inc.	7,673	94,762

Security Description	Shares	Value

Charter Financial Corp.	906	$18,473
Clifton Bancorp, Inc.	942	14,742
Dime Community Bancshares, Inc.	1,727	31,777
ESSA Bancorp, Inc.	712	10,445
Federal Agricultural Mortgage Corp. Class C	158	13,749
First Defiance Financial Corp.	710	40,697
Flagstar Bancorp, Inc. (a)	956	33,842
Home Bancorp, Inc.	130	5,612
HomeStreet, Inc. (a)	1,566	44,866
Impac Mortgage Holdings, Inc. (a) (b)	792	6,257
Kearny Financial Corp.	4,487	58,331
LendingTree, Inc. (a)	709	232,658
Meridian Bancorp, Inc.	2,696	54,324
Meta Financial Group, Inc.	180	19,656
MGIC Investment Corp. (a)	11,332	147,316
Nationstar Mortgage Holdings, Inc. (a)	84	1,509
New York Community Bancorp, Inc.	27,471	357,947
NMI Holdings, Inc. Class A (a)	2,606	43,129
Northfield Bancorp, Inc.	2,751	42,943
Northwest Bancshares, Inc.	5,217	86,394
OceanFirst Financial Corp.	2,186	58,476
Ocwen Financial Corp. (a)	1,741	7,173
Oritani Financial Corp.	2,487	38,175
PennyMac Financial Services, Inc. Class A (a)	985	22,310
PHH Corp. (a)	63	659
Provident Bancorp, Inc. (a)	100	2,655
Provident Financial Holdings, Inc.	130	2,352
Provident Financial Services, Inc.	3,379	86,469
Prudential Bancorp, Inc.	682	12,371
Radian Group, Inc.	10,517	200,244
Riverview Bancorp, Inc.	952	8,892
SI Financial Group, Inc.	752	10,829
Southern Missouri Bancorp, Inc.	150	5,490
Territorial Bancorp, Inc.	158	4,686
Timberland Bancorp, Inc.	130	3,952
TrustCo Bank Corp. NY.	5,120	43,264
United Community Financial Corp.	2,576	25,399
United Financial Bancorp, Inc.	5,107	82,733
Walker & Dunlop, Inc.	1,615	95,963
Washington Federal, Inc.	5,243	181,408
Waterstone Financial, Inc.	1,032	17,854
Western New England Bancorp, Inc.	1,644	17,509
WSFS Financial Corp.	1,700	81,430

		2,583,969

TOBACCO — 1.1%
22nd Century Group, Inc. (a) (b)	5,092	11,966
Altria Group, Inc.	105,137	6,552,138
Philip Morris International, Inc.	89,977	8,943,714
Turning Point Brands, Inc.	882	17,146
Universal Corp.	1,604	77,794
Vector Group, Ltd. (b)	5,305	108,169

		15,710,927

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.4%
Air Lease Corp.	5,247	$223,627
Aircastle, Ltd.	3,468	68,874
Applied Industrial Technologies, Inc.	2,003	146,019
Beacon Roofing Supply, Inc. (a)	3,495	185,480
BMC Stock Holdings, Inc. (a)	3,528	68,972
CAI International, Inc. (a)	804	17,093
DXP Enterprises, Inc. (a)	29	1,130
Fastenal Co. (b)	15,516	847,018
Foundation Building Materials, Inc. (a)	922	13,747
GATX Corp.	2,497	171,020
General Finance Corp. (a)	752	5,452
GMS, Inc. (a)	1,654	50,546
H&E Equipment Services, Inc.	1,713	65,933
HD Supply Holdings, Inc. (a)	12,862	487,984
Herc Holdings, Inc. (a)	1,705	110,740
Huttig Building Products, Inc. (a) (b) .	1,002	5,240
Kaman Corp.	1,628	101,131
Lawson Products, Inc. (a)	150	3,787
MRC Global, Inc. (a)	761	12,511
MSC Industrial Direct Co., Inc. Class A	2,517	230,834
Nexeo Solutions, Inc. (a)	2,676	28,633
NOW, Inc. (a) (b)	126	1,288
Rush Enterprises, Inc. Class A (a)	1,680	71,383
Rush Enterprises, Inc. Class B (a)	80	3,230
SiteOne Landscape Supply, Inc. (a) (b)	1,823	140,444
Titan Machinery, Inc. (a)	953	22,453
United Rentals, Inc. (a)	5,027	868,314
Univar, Inc. (a)	6,174	171,328
Veritiv Corp. (a)	748	29,322
W.W. Grainger, Inc. (b)	2,696	761,000
Watsco, Inc.	1,714	310,183
WESCO International, Inc. (a)	2,533	157,173
Willis Lease Finance Corp. (a)	70	2,400

		5,384,289

TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Macquarie Infrastructure Corp.	5,016	185,241

WATER UTILITIES — 0.1%
American States Water Co.	1,912	101,451
American Water Works Co., Inc.	9,272	761,509
Aqua America, Inc.	8,615	293,427
AquaVenture Holdings, Ltd. (a)	782	9,712
Cadiz, Inc. (a) (b)	992	13,392
California Water Service Group	3,585	133,541
Connecticut Water Service, Inc.	1,548	93,701
Middlesex Water Co.	812	29,800
Pure Cycle Corp. (a)	982	9,280
SJW Group	1,835	96,723
York Water Co.	772	23,932

		1,566,468

Security Description	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)	1,824	$45,180
Shenandoah Telecommunications Co.	2,660	95,760
Spok Holdings, Inc.	966	14,442
Telephone & Data Systems, Inc.	5,229	146,569
T-Mobile US, Inc. (a)	16,372	999,347
United States Cellular Corp. (a)	820	32,956

		1,334,254

TOTAL COMMON STOCKS (Cost $1,379,946,693)		1,420,650,230

LIMITED PARTNERSHIPS — 0.0% (c)
CAPITAL MARKETS — 0.0% (c)
JMP Group LLC	752	3,798

TRADING COMPANIES & DISTRIBUTORS — 0.0%
Fortress Transportation & Infrastructure Investors LLC	3,518	56,112

TOTAL LIMITED PARTNERSHIPS (Cost $67,245)		59,910

PREFERRED STOCKS — 0.0% (c)
MEDIA — 0.0% (c)
GCI Liberty, Inc. 5.00% (Cost $14)	1	23

RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Chelsea Therapeutics International, Ltd. (CVR) (a) (f)	1,096	—
Dyax Corp. (CVR) (expiring 12/31/19) (a) (e)	1,923	4,711

		4,711

DIVERSIFIED FINANCIAL SERVICES — 0.0% (c)
NewStar Financial, Inc. (CVR) (a) (e)	875	431

ELECTRICAL EQUIPMENT — 0.0% (c)
Babcock & Wilcox Enterprises, Inc. (a) (b) (e)	760	1,458

MEDIA — 0.0% (c)
Media General, Inc. (CVR) (a) (e)	1,318	132

TOTAL RIGHTS (Cost $2,565)		6,732

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (g) (h)	643,745	643,745

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	9,833,655	$9,833,655

TOTAL SHORT-TERM INVESTMENTS (Cost $10,477,400)		10,477,400

TOTAL INVESTMENTS — 100.6% (Cost $1,390,493,917)		1,431,194,295

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(7,971,260)

NET ASSETS — 100.0%		$1,423,223,035

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	Fair valued as determined ingood faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $8,501 representing 0.0% of net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the securities is $0, representing less than 0.05% of the Fund’s net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2018.
(i)	Investment of cash collateral for securities loaned.

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

At March 31, 2018, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	8	06/15/2018	$1,115,638	$1,057,200	$(58,438)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$42,239,913	$—	$—	$42,239,913
Air Freight & Logistics	9,788,653	—	—	9,788,653
Airlines	7,811,348	—	—	7,811,348
Auto Components	4,150,222	—	—	4,150,222
Automobiles	7,533,912	—	—	7,533,912

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Banks	$102,548,217	$—	$—		$102,548,217
Beverages	24,528,893	—	—		24,528,893
Biotechnology	48,349,182	—	0	(a)	48,349,182
Building Products	4,080,058	—	—		4,080,058
Capital Markets	45,596,079	—	—		45,596,079
Chemicals	30,437,103	—	—		30,437,103
Commercial Services & Supplies	8,343,944	—	—		8,343,944
Communications Equipment	18,120,430	—	—		18,120,430
Construction & Engineering	2,745,530	—	—		2,745,530
Construction Materials	2,135,661	—	—		2,135,661
Consumer Finance	12,152,929	—	—		12,152,929
Containers & Packaging	6,547,401	—	—		6,547,401
Distributors	1,835,132	—	—		1,835,132
Diversified Consumer Services	2,724,557	—	—		2,724,557
Diversified Financial Services	8,920,147	—	—		8,920,147
Diversified Telecommunication Services	27,287,434	—	—		27,287,434
Electric Utilities	24,477,526	—	—		24,477,526
Electrical Equipment	5,979,999	—	—		5,979,999
Electronic Equipment, Instruments & Components	10,958,698	—	—		10,958,698
Energy Equipment & Services	12,095,270	—	—		12,095,270
Equity Real Estate Investment Trusts (REITS)	7,339,382	—	—		7,339,382
Food & Staples Retailing	22,994,987	—	—		22,994,987
Food Products	19,562,666	—	—		19,562,666
Gas Utilities	2,483,607	—	—		2,483,607
Health Care Equipment & Supplies	36,020,345	—	—		36,020,345
Health Care Providers & Services	37,341,096	—	—		37,341,096
Health Care Technology	2,391,393	—	—		2,391,393
Hotels, Restaurants & Leisure	30,576,012	—	—		30,576,012
Household Durables	7,327,951	—	—		7,327,951
Household Products	20,304,313	—	—		20,304,313
Independent Power Producers & Energy Traders	1,351,315	459	—		1,351,774
Industrial Conglomerates	21,870,406	—	—		21,870,406
Insurance	31,342,617	—	—		31,342,617
Internet & Catalog Retail	46,431,540	—	—		46,431,540
Internet Software & Services	47,709,546	—	—		47,709,546
IT Services	57,015,777	—	—		57,015,777
Leisure Equipment & Products	1,920,314	—	—		1,920,314
Life Sciences Tools & Services	11,589,495	—	—		11,589,495
Machinery	29,092,218	—	—		29,092,218
Marine	306,042	—	—		306,042
Media	26,157,151	—	—		26,157,151
Metals & Mining	7,051,644	—	0	(a)	7,051,644
Mortgage Real Estate Investment Trust (REITs)	2,081,446	—	—		2,081,446
Multi-Utilities	12,615,489	—	—		12,615,489
Multiline Retail	6,805,212	—	—		6,805,212
Oil, Gas & Consumable Fuels	72,422,356	—	—		72,422,356
Paper & Forest Products	864,469	—	—		864,469
Personal Products	2,806,703	—	—		2,806,703
Pharmaceuticals	54,039,123	—	—		54,039,123
Professional Services	6,006,946	—	—		6,006,946
Real Estate Investment Trusts (REITs)	48,936,308	—	—		48,936,308
Real Estate Management & Development	2,137,348	1,310	—		2,138,658
Road & Rail	14,513,216	—	—		14,513,216
Semiconductors & Semiconductor Equipment	51,878,270	—	—		51,878,270

See accompanying notes to schedule of investments.

SPDR PORTFOLIO TOTAL STOCK MARKET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Software	$81,365,333	$—	$—		$81,365,333
Specialty Retail	32,441,922	—	—		32,441,922
Technology Hardware, Storage & Peripherals	55,224,072	—	—		55,224,072
Textiles, Apparel & Luxury Goods	10,177,045	—	—		10,177,045
Thrifts & Mortgage Finance	2,583,969	—	—		2,583,969
Tobacco	15,710,927	—	—		15,710,927
Trading Companies & Distributors	5,384,289	—	—		5,384,289
Transportation Infrastructure	185,241	—	—		185,241
Water Utilities	1,566,468	—	—		1,566,468
Wireless Telecommunication Services	1,334,254	—	—		1,334,254
Limited Partnerships
Capital Markets	3,798	—	—		3,798
Trading Companies & Distributors	56,112	—	—		56,112
Rights
Biotechnology	—	4,711	0	(a)	4,711
Diversified Financial Services	—	431	—		431
Electrical Equipment	—	1,458	—		1,458
Media	—	132	—		132
Preferred Stocks
Media	23	—	—		23
Short-Term Investments	10,477,400	—	—		10,477,400

TOTAL INVESTMENTS	$1,431,185,794	$8,501	$—		$1,431,194,295

LIABILITIES:
Futures Contracts(b)	(58,438)	—	—		(58,438)

TOTAL OTHER FINANCIAL INSTRUMENTS	$(58,438)	$—	$0		$(58,438)

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2018.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Corp.	6,161	$552,827	$1,602,570	$134,542	$59,572	$(3,350)	20,827	$2,077,077	$17,276	$—

State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,147,670	1,147,670	22,701,960	23,205,885	—	—	643,745	643,745	19,168	—

State Street Navigator Securities Lending Government Money Market Portfolio	1,424,445	1,424,445	21,220,806	12,811,596	—	—	9,833,655	9,833,655	67,292	—

Total		$3,124,942	$45,525,336	$36,152,023	$59,572	$(3,350)		$12,554,477	$103,736	$—

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 3.6%
BWX Technologies, Inc.	14,876	$945,072
Harris Corp.	21,271	3,430,587
HEICO Corp.	1,990	172,752
HEICO Corp. Class A	4,970	352,622
Hexcel Corp.	18,111	1,169,790
Huntington Ingalls Industries, Inc.	9,644	2,485,837
L3 Technologies, Inc.	10,412	2,165,696
Orbital ATK, Inc.	5,809	770,331
Rockwell Collins, Inc.	9,942	1,340,679
Spirit AeroSystems Holdings, Inc. Class A	14,843	1,242,359
Teledyne Technologies, Inc. (a)	5,471	1,024,007
Textron, Inc.	15,409	908,669

		16,008,401

AIR FREIGHT & LOGISTICS — 0.9%
C.H. Robinson Worldwide, Inc.	17,389	1,629,523
Expeditors International of Washington, Inc.	35,112	2,222,590

		3,852,113

AIRLINES — 0.1%
JetBlue Airways Corp. (a)	22,608	459,395

AUTO COMPONENTS — 1.2%
Aptiv PLC	15,706	1,334,539
BorgWarner, Inc.	11,641	584,727
Delphi Technologies PLC	5,375	256,119
Gentex Corp.	22,283	512,954
Lear Corp.	12,886	2,397,956
Visteon Corp. (a)	1,917	211,330

		5,297,625

AUTOMOBILES — 0.3%
Harley-Davidson, Inc.	18,043	773,684
Thor Industries, Inc.	4,040	465,287

		1,238,971

BANKS — 0.4%
Associated Banc-Corp.	12,451	309,407
Bank of Hawaii Corp.	2,805	233,096
BankUnited, Inc.	6,338	253,393
Commerce Bancshares, Inc.	6,387	382,645
People’s United Financial, Inc.	17,782	331,812
TCF Financial Corp.	10,637	242,630

		1,752,983

BEVERAGES — 0.8%
Brown-Forman Corp. Class A	4,041	215,507
Brown-Forman Corp. Class B	18,516	1,007,270
Dr. Pepper Snapple Group, Inc.	18,461	2,185,413

		3,408,190

BUILDING PRODUCTS — 1.0%
Allegion PLC	10,064	858,358
AO Smith Corp.	14,525	923,645
Fortune Brands Home & Security, Inc.	10,004	589,136
Lennox International, Inc.	5,730	1,171,040

Security Description	Shares	Value

Owens Corning	11,997	$964,559

		4,506,738

CAPITAL MARKETS — 3.1%
Affiliated Managers Group, Inc.	5,740	1,088,189
Cboe Global Markets, Inc.	9,278	1,058,620
Eaton Vance Corp.	17,191	957,023
FactSet Research Systems, Inc. (b)	9,399	1,874,349
Federated Investors, Inc. Class B (b)	26,702	891,847
Franklin Resources, Inc.	25,854	896,617
Lazard, Ltd. Class A	11,805	620,471
Legg Mason, Inc.	9,107	370,199
LPL Financial Holdings, Inc.	3,643	222,478
Morningstar, Inc.	6,360	607,507
MSCI, Inc.	7,511	1,122,669
SEI Investments Co.	20,148	1,509,287
T Rowe Price Group, Inc.	26,563	2,868,007

		14,087,263

CHEMICALS — 2.1%
Albemarle Corp. (b)	5,320	493,377
Ashland Global Holdings, Inc.	11,475	800,840
Axalta Coating Systems, Ltd. (a)	11,791	355,970
Cabot Corp.	7,771	433,000
Celanese Corp. Series A	8,684	870,224
Eastman Chemical Co.	10,174	1,074,171
International Flavors & Fragrances, Inc.	9,552	1,307,764
NewMarket Corp.	1,763	708,162
Olin Corp.	10,460	317,880
PPG Industries, Inc.	11,107	1,239,541
RPM International, Inc.	25,516	1,216,348
Scotts Miracle-Gro Co. (b)	5,364	459,963
Valvoline, Inc.	13,163	291,297

		9,568,537

COMMERCIAL SERVICES & SUPPLIES — 1.9%
Cintas Corp.	12,890	2,198,776
Copart, Inc. (a)	26,377	1,343,381
KAR Auction Services, Inc.	13,752	745,358
Republic Services, Inc.	16,302	1,079,681
Rollins, Inc.	10,262	523,670
Stericycle, Inc. (a)	8,032	470,113
Waste Management, Inc.	25,605	2,153,893

		8,514,872

COMMUNICATIONS EQUIPMENT — 1.0%
EchoStar Corp. Class A (a)	12,965	684,163
F5 Networks, Inc. (a)	6,139	887,761
Motorola Solutions, Inc.	27,503	2,896,066

		4,467,990

CONSTRUCTION & ENGINEERING — 0.7%
Fluor Corp.	8,489	485,741
Jacobs Engineering Group, Inc.	30,096	1,780,178
Quanta Services, Inc. (a)	15,383	528,406
Valmont Industries, Inc.	3,216	470,501

		3,264,826

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

CONSUMER FINANCE — 0.4%
Discover Financial Services	25,792	$1,855,219

CONTAINERS & PACKAGING — 2.7%
AptarGroup, Inc.	11,550	1,037,537
Avery Dennison Corp.	22,219	2,360,769
Bemis Co., Inc.	26,117	1,136,612
Berry Global Group, Inc. (a)	5,274	289,068
Crown Holdings, Inc. (a)	24,540	1,245,405
Graphic Packaging Holding Co.	71,110	1,091,538
International Paper Co.	17,366	927,865
Owens-Illinois, Inc. (a)	11,886	257,451
Packaging Corp. of America	6,145	692,542
Sealed Air Corp. (b)	15,148	648,183
Silgan Holdings, Inc.	24,524	682,993
Sonoco Products Co.	35,855	1,738,967

		12,108,930

DISTRIBUTORS — 1.1%
Genuine Parts Co.	41,183	3,699,881
Pool Corp.	9,070	1,326,215

		5,026,096

DIVERSIFIED CONSUMER SERVICES — 0.6%
Bright Horizons Family Solutions, Inc. (a)	3,602	359,191
Graham Holdings Co. Class B	946	569,729
H&R Block, Inc.	35,365	898,625
Service Corp. International	18,623	702,832

		2,530,377

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Leucadia National Corp.	14,465	328,789

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
CenturyLink, Inc.	57,572	945,908

ELECTRIC UTILITIES — 4.0%
Alliant Energy Corp.	25,190	1,029,263
American Electric Power Co., Inc.	16,656	1,142,435
Avangrid, Inc. (b)	6,008	307,129
Edison International	20,385	1,297,709
Entergy Corp.	17,380	1,369,197
Eversource Energy	23,613	1,391,278
Exelon Corp.	37,154	1,449,378
FirstEnergy Corp.	34,768	1,182,460
Great Plains Energy, Inc.	32,843	1,044,079
Hawaiian Electric Industries, Inc.	28,310	973,298
OGE Energy Corp.	27,790	910,678
PG&E Corp.	20,766	912,250
Pinnacle West Capital Corp.	13,905	1,109,619
PPL Corp.	36,835	1,042,062
Westar Energy, Inc.	21,326	1,121,534
Xcel Energy, Inc.	34,935	1,588,844

		17,871,213

ELECTRICAL EQUIPMENT — 1.0%
AMETEK, Inc.	16,808	1,276,904
Hubbell, Inc.	9,624	1,172,011
Regal Beloit Corp.	5,149	377,679
Rockwell Automation, Inc.	5,596	974,823

Security Description	Shares	Value

Sensata Technologies Holding PLC (a)	10,348	$536,337

		4,337,754

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Arrow Electronics, Inc. (a)	6,453	497,010
Avnet, Inc.	7,473	312,073
CDW Corp.	35,764	2,514,567
Corning, Inc.	104,472	2,912,679
Dolby Laboratories, Inc. Class A	9,718	617,676
FLIR Systems, Inc.	14,988	749,550
Jabil, Inc.	10,170	292,184
Keysight Technologies, Inc. (a)	12,170	637,586
National Instruments Corp.	10,482	530,075

		9,063,400

ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Oceaneering International, Inc.	6,414	118,916

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.0%
Empire State Realty Trust, Inc. Class A REIT	8,664	145,469
EPR Properties REIT	8,408	465,803
Gaming and Leisure Properties, Inc. REIT	23,798	796,519
Lamar Advertising Co. Class A REIT	18,291	1,164,405
Medical Properties Trust, Inc. REIT	19,932	259,116
National Retail Properties, Inc. REIT	12,818	503,235
Omega Healthcare Investors, Inc. REIT (b)	23,414	633,115
Outfront Media, Inc. REIT	9,441	176,924
WP Carey, Inc. REIT	8,267	512,471

		4,657,057

FOOD & STAPLES RETAILING — 1.6%
Casey’s General Stores, Inc.	4,716	517,675
Kroger Co.	56,997	1,364,508
Sysco Corp.	75,854	4,548,206
US Foods Holding Corp. (a)	21,833	715,468

		7,145,857

FOOD PRODUCTS — 3.4%
Bunge, Ltd.	10,657	787,979
Campbell Soup Co. (b)	19,950	864,034
Flowers Foods, Inc.	24,852	543,265
General Mills, Inc.	36,402	1,640,274
Hershey Co.	11,759	1,163,671
Hormel Foods Corp. (b)	41,558	1,426,271
Ingredion, Inc.	9,546	1,230,670
J.M. Smucker Co.	16,208	2,009,954
Kellogg Co. (b)	12,562	816,656
Lamb Weston Holdings, Inc.	15,766	917,896
McCormick & Co., Inc.	16,711	1,777,883
Pinnacle Foods, Inc.	8,612	465,909
Seaboard Corp.	32	136,480
Tyson Foods, Inc. Class A	17,067	1,249,134

		15,030,076

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

GAS UTILITIES — 0.5%
Atmos Energy Corp.	9,652	$813,084
National Fuel Gas Co. (b)	3,815	196,282
UGI Corp.	24,283	1,078,651

		2,088,017

HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Baxter International, Inc.	69,657	4,530,491
Cooper Cos., Inc.	3,236	740,429
Hill-Rom Holdings, Inc.	6,181	537,747
ResMed, Inc.	6,548	644,782
STERIS PLC	9,350	872,916
Teleflex, Inc.	4,641	1,183,362
Varian Medical Systems, Inc. (a)	12,772	1,566,486
West Pharmaceutical Services, Inc.	8,223	726,009

		10,802,222

HEALTH CARE PROVIDERS & SERVICES — 4.7%
AmerisourceBergen Corp.	10,754	927,102
Cardinal Health, Inc.	49,673	3,113,504
Cigna Corp.	11,495	1,928,171
DaVita, Inc. (a)	31,671	2,088,386
Express Scripts Holding Co. (a)	46,765	3,230,526
Henry Schein, Inc. (a) (b)	29,781	2,001,581
Laboratory Corp. of America Holdings (a)	12,119	1,960,248
LifePoint Health, Inc. (a)	7,224	339,528
McKesson Corp.	10,473	1,475,331
MEDNAX, Inc. (a)	15,727	874,893
Patterson Cos., Inc.	19,318	429,439
Quest Diagnostics, Inc.	15,106	1,515,132
Universal Health Services, Inc. Class B .	11,416	1,351,769

		21,235,610

HEALTH CARE TECHNOLOGY — 0.4%
Cerner Corp. (a)	28,903	1,676,374

HOTELS, RESTAURANTS & LEISURE — 2.5%
Aramark	31,131	1,231,542
Carnival Corp.	19,156	1,256,250
Choice Hotels International, Inc.	2,752	220,573
Darden Restaurants, Inc.	23,391	1,994,083
Domino’s Pizza, Inc.	3,409	796,206
Dunkin’ Brands Group, Inc. (b)	5,129	306,150
Hyatt Hotels Corp. Class A	4,149	316,403
Six Flags Entertainment Corp. (b)	8,341	519,311
Vail Resorts, Inc.	3,526	781,714
Wyndham Worldwide Corp.	12,270	1,404,056
Yum China Holdings, Inc.	19,081	791,862
Yum! Brands, Inc.	16,842	1,433,759

		11,051,909

HOUSEHOLD DURABLES — 1.7%
Garmin, Ltd.	27,769	1,636,427
Leggett & Platt, Inc.	38,756	1,719,216
Mohawk Industries, Inc. (a)	4,686	1,088,183
NVR, Inc. (a)	715	2,002,000
Tupperware Brands Corp.	9,438	456,610

Security Description	Shares	Value

Whirlpool Corp.	3,524	$539,560

		7,441,996

HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	33,966	1,710,528
Clorox Co.	10,742	1,429,867
Kimberly-Clark Corp.	15,036	1,655,915
Spectrum Brands Holdings, Inc. (b)	2,410	249,917

		5,046,227

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS — 0.2%
AES Corp.	74,434	846,315
Vistra Energy Corp. (a)	14,244	296,702

		1,143,017

INDUSTRIAL CONGLOMERATES — 0.5%
Carlisle Cos., Inc.	19,564	2,042,677

INSURANCE — 9.8%
Aflac, Inc.	42,698	1,868,464
Alleghany Corp.	1,853	1,138,557
Allstate Corp.	16,447	1,559,176
American Financial Group, Inc.	9,006	1,010,653
American National Insurance Co.	891	104,211
Aon PLC	11,649	1,634,704
Arch Capital Group, Ltd. (a)	12,195	1,043,770
Arthur J Gallagher & Co.	25,811	1,773,990
Aspen Insurance Holdings, Ltd.	12,385	555,467
Assurant, Inc.	7,382	674,789
Assured Guaranty, Ltd.	6,066	219,589
Axis Capital Holdings, Ltd.	18,049	1,039,081
Brown & Brown, Inc.	44,228	1,125,160
Cincinnati Financial Corp.	20,242	1,503,171
CNA Financial Corp.	2,453	121,056
Erie Indemnity Co. Class A	6,643	781,482
Everest Re Group, Ltd.	12,398	3,184,054
First American Financial Corp.	29,637	1,739,099
FNF Group	45,246	1,810,745
Hanover Insurance Group, Inc.	7,067	833,129
Loews Corp.	17,663	878,381
Marsh & McLennan Cos., Inc.	29,296	2,419,557
Mercury General Corp.	3,200	146,784
Old Republic International Corp.	51,186	1,097,940
ProAssurance Corp.	8,469	411,170
Progressive Corp.	53,073	3,233,738
Reinsurance Group of America, Inc.	8,394	1,292,676
RenaissanceRe Holdings, Ltd.	11,266	1,560,454
Torchmark Corp.	23,245	1,956,532
Travelers Cos., Inc.	16,119	2,238,284
Unum Group	17,879	851,219
Validus Holdings, Ltd.	23,826	1,607,064
WR Berkley Corp.	19,602	1,425,065
XL Group, Ltd.	14,660	810,112

		43,649,323

INTERNET & CATALOG RETAIL — 0.2%
Liberty Interactive Corp. QVC Group Class A (a)	38,862	978,156

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

INTERNET SOFTWARE & SERVICES — 0.5%
VeriSign, Inc. (a) (b)	17,661	$2,093,888

IT SERVICES — 3.8%
Alliance Data Systems Corp.	2,519	536,194
Amdocs, Ltd.	53,116	3,543,899
Booz Allen Hamilton Holding Corp.	7,941	307,476
Broadridge Financial Solutions, Inc.	17,175	1,883,926
CoreLogic, Inc. (a)	6,569	297,116
DST Systems, Inc.	9,834	822,614
Fiserv, Inc. (a)	20,938	1,493,089
Gartner, Inc. (a)	9,672	1,137,621
Genpact, Ltd.	34,078	1,090,155
Jack Henry & Associates, Inc.	14,356	1,736,358
Paychex, Inc.	27,581	1,698,714
Sabre Corp.	20,477	439,232
Teradata Corp. (a)	14,394	571,010
Total System Services, Inc.	7,913	682,575
Western Union Co. (b)	29,640	569,977

		16,809,956

LEISURE EQUIPMENT & PRODUCTS — 0.4%
Brunswick Corp.	7,629	453,086
Hasbro, Inc.	11,575	975,773
Mattel, Inc. (b)	25,116	330,275

		1,759,134

LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	15,823	1,058,559
Bio-Rad Laboratories, Inc. Class A (a)	1,812	453,145
Bio-Techne Corp.	5,366	810,480
Charles River Laboratories International, Inc. (a)	3,793	404,865
Mettler-Toledo International, Inc. (a)	1,555	894,171
PerkinElmer, Inc.	8,794	665,882
Waters Corp. (a)	4,843	962,062

		5,249,164

MACHINERY — 3.5%
AGCO Corp.	5,115	331,708
Allison Transmission Holdings, Inc.	12,922	504,733
Crane Co.	7,347	681,361
Cummins, Inc.	8,093	1,311,794
Donaldson Co., Inc.	17,345	781,392
Graco, Inc.	16,296	745,053
IDEX Corp.	6,914	985,314
Ingersoll-Rand PLC	15,998	1,367,989
ITT, Inc.	14,343	702,520
Lincoln Electric Holdings, Inc.	5,651	508,308
Nordson Corp.	3,523	480,326
Parker-Hannifin Corp.	6,184	1,057,650
Snap-on, Inc.	14,322	2,113,068
Stanley Black & Decker, Inc.	11,966	1,833,191
Timken Co.	6,577	299,911
Toro Co.	23,303	1,455,272
WABCO Holdings, Inc. (a)	4,320	578,319

		15,737,909

MARINE — 0.1%
Kirby Corp. (a)	4,794	368,898

Security Description	Shares	Value

MEDIA — 2.5%
AMC Networks, Inc. Class A (a) (b)	6,516	$336,877
Cable One, Inc.	642	441,125
Cinemark Holdings, Inc. (b)	17,120	644,910
Discovery Communications, Inc. Class A (a) (b)	14,313	306,728
Discovery Communications, Inc. Class C (a)	35,359	690,208
GCI Liberty, Inc. Class A (a)	15,451	816,740
Interpublic Group of Cos., Inc.	40,043	922,190
John Wiley & Sons, Inc. Class A	14,842	945,436
Liberty Broadband Corp. Class C (a)	4,587	393,060
Liberty Media Corp.-Liberty Formula One Class A (a)	3,394	99,410
Liberty Media Corp.-Liberty SiriusXM Class A (a)	5,188	213,227
Liberty Media Corp.-Liberty SiriusXM Class C (a)	10,245	418,508
Live Nation Entertainment, Inc. (a)	7,417	312,552
News Corp. Class A	75,765	1,197,087
News Corp. Class B	25,394	408,843
Omnicom Group, Inc.	35,733	2,596,717
Sirius XM Holdings, Inc. (b)	71,351	445,230
TEGNA, Inc.	12,145	138,332

		11,327,180

METALS & MINING — 0.1%
Reliance Steel & Aluminum Co.	5,188	444,819

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.7%
AGNC Investment Corp. REIT	33,503	633,877
Chimera Investment Corp. REIT	62,105	1,081,248
MFA Financial, Inc. REIT	50,302	378,774
New Residential Investment Corp. REIT	33,862	557,030
Starwood Property Trust, Inc. REIT	16,953	355,165

		3,006,094

MULTI-UTILITIES — 3.2%
Ameren Corp.	32,472	1,838,889
CenterPoint Energy, Inc.	62,193	1,704,088
CMS Energy Corp.	28,831	1,305,756
Consolidated Edison, Inc.	19,537	1,522,714
DTE Energy Co.	12,861	1,342,688
MDU Resources Group, Inc.	22,691	638,978
NiSource, Inc.	29,471	704,652
Public Service Enterprise Group, Inc.	35,978	1,807,535
SCANA Corp.	16,636	624,682
Vectren Corp.	15,800	1,009,936
WEC Energy Group, Inc.	26,294	1,648,634

		14,148,552

MULTILINE RETAIL — 2.4%
Dollar General Corp.	30,107	2,816,510
Dollar Tree, Inc. (a)	20,443	1,940,041
Kohl’s Corp.	7,812	511,764
Nordstrom, Inc.	19,048	922,113
Target Corp.	63,888	4,435,744

		10,626,172

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	9,940	$422,848

PERSONAL PRODUCTS — 0.6%
Edgewell Personal Care Co. (a)	4,665	227,745
Estee Lauder Cos., Inc. Class A	17,584	2,632,677

		2,860,422

PROFESSIONAL SERVICES — 1.6%
Dun & Bradstreet Corp.	3,429	401,193
Equifax, Inc.	11,134	1,311,697
ManpowerGroup, Inc.	10,573	1,216,952
Nielsen Holdings PLC	30,620	973,410
Robert Half International, Inc.	34,536	1,999,289
Verisk Analytics, Inc. (a)	12,230	1,271,920

		7,174,461

REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.6%
Annaly Capital Management, Inc. REIT	125,520	1,309,174
Apple Hospitality REIT, Inc.	29,017	509,829
AvalonBay Communities, Inc. REIT	5,915	972,781
Brixmor Property Group, Inc. REIT	35,614	543,113
Camden Property Trust REIT	18,240	1,535,443
CubeSmart REIT	8,490	239,418
DCT Industrial Trust, Inc. REIT	4,659	262,488
Duke Realty Corp. REIT	21,806	577,423
Equity Commonwealth REIT (a)	12,284	376,750
Equity LifeStyle Properties, Inc. REIT	8,230	722,347
Equity Residential REIT	75,527	4,653,974
Extra Space Storage, Inc. REIT	9,410	822,058
Federal Realty Investment Trust REIT	5,745	667,052
GGP, Inc. REIT	37,578	768,846
Highwoods Properties, Inc. REIT	6,564	287,634
Hospitality Properties Trust REIT	24,298	615,711
Host Hotels & Resorts, Inc. REIT	90,076	1,679,017
JBG SMITH Properties REIT	5,462	184,124
Kilroy Realty Corp. REIT	8,045	570,873
Kimco Realty Corp. REIT	27,960	402,624
Liberty Property Trust REIT	24,960	991,661
Life Storage, Inc. REIT	3,174	265,092
Macerich Co. REIT	15,756	882,651
Piedmont Office Realty Trust, Inc. Class A REIT	16,656	292,979
Rayonier, Inc. REIT	24,455	860,327
Retail Properties of America, Inc. Class A REIT	46,222	538,949
Senior Housing Properties Trust REIT	15,162	237,437
STORE Capital Corp. REIT	9,765	242,367
Tanger Factory Outlet Centers, Inc. REIT (b)	33,706	741,532
Taubman Centers, Inc. REIT	7,120	405,199
Two Harbors Investment Corp. (b)	29,970	460,639
Vornado Realty Trust REIT	10,754	723,744
Weingarten Realty Investors REIT	27,307	766,781

		25,110,037

Security Description	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CBRE Group, Inc. Class A (a)	15,684	$740,599
Jones Lang LaSalle, Inc.	4,587	801,074
Realogy Holdings Corp. (b)	9,541	260,278

		1,801,951

ROAD & RAIL — 1.6%
AMERCO	449	154,950
JB Hunt Transport Services, Inc.	25,249	2,957,921
Kansas City Southern	6,138	674,259
Landstar System, Inc.	12,426	1,362,511
Old Dominion Freight Line, Inc.	8,690	1,277,169
Ryder System, Inc.	7,947	578,462

		7,005,272

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Maxim Integrated Products, Inc.	26,942	1,622,447
Teradyne, Inc.	19,353	884,626
Versum Materials, Inc.	17,122	644,301
Xilinx, Inc.	27,723	2,002,709

		5,154,083

SOFTWARE — 2.1%
ANSYS, Inc. (a)	13,320	2,087,111
CA, Inc.	47,984	1,626,658
Cadence Design Systems, Inc. (a)	44,433	1,633,801
Synopsys, Inc. (a)	38,837	3,232,792
Tyler Technologies, Inc. (a)	3,465	730,976

		9,311,338

SPECIALTY RETAIL — 4.6%
Advance Auto Parts, Inc.	4,806	569,751
AutoNation, Inc. (a)	6,266	293,123
AutoZone, Inc. (a)	5,145	3,337,510
Bed Bath & Beyond, Inc.	50,585	1,061,779
Dick’s Sporting Goods, Inc.	14,838	520,072
Floor & Decor Holdings, Inc. Class A (a) (b)	639	33,305
Foot Locker, Inc.	33,309	1,516,892
L Brands, Inc.	23,712	906,035
Michaels Cos., Inc. (a)	7,996	157,601
Murphy USA, Inc. (a)	5,700	414,960
O’Reilly Automotive, Inc. (a)	8,360	2,068,097
Ross Stores, Inc.	34,021	2,652,958
Sally Beauty Holdings, Inc. (a) (b)	28,869	474,895
Signet Jewelers, Ltd.	5,876	226,344
Tiffany & Co.	8,598	839,681
TJX Cos., Inc.	36,834	3,004,181
Tractor Supply Co.	25,664	1,617,345
Williams-Sonoma, Inc. (b)	18,482	975,110

		20,669,639

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.8%
NetApp, Inc.	52,171	3,218,429
Xerox Corp.	11,320	325,790

		3,544,219

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

TEXTILES,APPAREL & LUXURY GOODS — 1.1%
Carter’s, Inc.	17,234	$1,794,060
Ralph Lauren Corp.	6,343	709,147
VF Corp.	32,268	2,391,704

		4,894,911

THRIFTS & MORTGAGE FINANCE — 0.1%
New York Community Bancorp, Inc.	43,708	569,515

TRADING COMPANIES & DISTRIBUTORS — 1.9%
Air Lease Corp.	7,309	311,509
Fastenal Co. (b)	22,746	1,241,704
MSC Industrial Direct Co., Inc. Class A	14,245	1,306,409
W.W. Grainger, Inc.	13,241	3,737,537
Watsco, Inc.	10,641	1,925,702

		8,522,861

TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Macquarie Infrastructure Corp.	4,848	179,037

WATER UTILITIES — 0.4%
American Water Works Co., Inc.	13,739	1,128,384
Aqua America, Inc.	18,420	627,385

		1,755,769

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	10,646	298,407
United States Cellular Corp. (a)	1,964	78,933

		377,340

TOTAL COMMON STOCKS (Cost $377,193,240)		445,528,493

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e)	433,172	$433,172
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	1,365,963	1,365,963

TOTAL SHORT-TERM INVESTMENTS (Cost $1,799,135)		1,799,135

TOTAL INVESTMENTS — 100.1% (Cost $378,992,375)		447,327,628

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(528,651)

NET ASSETS — 100.0%		$446,798,977

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$16,008,401	$—	$—	$16,008,401
Air Freight & Logistics	3,852,113	—	—	3,852,113
Airlines	459,395	—	—	459,395
Auto Components	5,297,625	—	—	5,297,625
Automobiles	1,238,971	—	—	1,238,971
Banks	1,752,983	—	—	1,752,983
Beverages	3,408,190	—	—	3,408,190
Building Products	4,506,738	—	—	4,506,738
Capital Markets	14,087,263	—	—	14,087,263
Chemicals	9,568,537	—	—	9,568,537
Commercial Services & Supplies	8,514,872	—	—	8,514,872
Communications Equipment	4,467,990	—	—	4,467,990
Construction & Engineering	3,264,826	—	—	3,264,826
Consumer Finance	1,855,219	—	—	1,855,219

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Containers & Packaging	$12,108,930	$—	$—	$12,108,930
Distributors	5,026,096	—	—	5,026,096
Diversified Consumer Services	2,530,377	—	—	2,530,377
Diversified Financial Services	328,789	—	—	328,789
Diversified Telecommunication Services	945,908	—	—	945,908
Electric Utilities	17,871,213	—	—	17,871,213
Electrical Equipment	4,337,754	—	—	4,337,754
Electronic Equipment, Instruments & Components	9,063,400	—	—	9,063,400
Energy Equipment & Services	118,916	—	—	118,916
Equity Real Estate Investment Trusts (REITS)	4,657,057	—	—	4,657,057
Food & Staples Retailing	7,145,857	—	—	7,145,857
Food Products	15,030,076	—	—	15,030,076
Gas Utilities	2,088,017	—	—	2,088,017
Health Care Equipment & Supplies	10,802,222	—	—	10,802,222
Health Care Providers & Services	21,235,610	—	—	21,235,610
Health Care Technology	1,676,374	—	—	1,676,374
Hotels, Restaurants & Leisure	11,051,909	—	—	11,051,909
Household Durables	7,441,996	—	—	7,441,996
Household Products	5,046,227	—	—	5,046,227
Independent Power Producers & Energy Traders	1,143,017	—	—	1,143,017
Industrial Conglomerates	2,042,677	—	—	2,042,677
Insurance	43,649,323	—	—	43,649,323
Internet & Catalog Retail	978,156	—	—	978,156
Internet Software & Services	2,093,888	—	—	2,093,888
IT Services	16,809,956	—	—	16,809,956
Leisure Equipment & Products	1,759,134	—	—	1,759,134
Life Sciences Tools & Services	5,249,164	—	—	5,249,164
Machinery	15,737,909	—	—	15,737,909
Marine	368,898	—	—	368,898
Media	11,327,180	—	—	11,327,180
Metals & Mining	444,819	—	—	444,819
Mortgage Real Estate Investment Trust (REITs)	3,006,094	—	—	3,006,094
Multi-Utilities	14,148,552	—	—	14,148,552
Multiline Retail	10,626,172	—	—	10,626,172
Paper & Forest Products	422,848	—	—	422,848
Personal Products	2,860,422	—	—	2,860,422
Professional Services	7,174,461	—	—	7,174,461
Real Estate Investment Trusts (REITs)	25,110,037	—	—	25,110,037
Real Estate Management & Development	1,801,951	—	—	1,801,951
Road & Rail	7,005,272	—	—	7,005,272
Semiconductors & Semiconductor Equipment	5,154,083	—	—	5,154,083
Software	9,311,338	—	—	9,311,338
Specialty Retail	20,669,639	—	—	20,669,639
Technology Hardware, Storage & Peripherals	3,544,219	—	—	3,544,219
Textiles, Apparel & Luxury Goods	4,894,911	—	—	4,894,911
Thrifts & Mortgage Finance	569,515	—	—	569,515
Trading Companies & Distributors	8,522,861	—	—	8,522,861
Transportation Infrastructure	179,037	—	—	179,037
Water Utilities	1,755,769	—	—	1,755,769
Wireless Telecommunication Services	377,340	—	—	377,340
Short-Term Investments	1,799,135	—	—	1,799,135

TOTAL INVESTMENTS	$447,327,628	$—	$—	$447,327,628

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	372,776	$372,776	$39,581,336	$39,520,940	$—	$—	433,172	$433,172	$11,217	$—

State Street Navigator Securities Lending Government Money Market Portfolio	—	—	8,836,471	7,470,508	—	—	1,365,963	1,365,963	2,346	—

Total		$372,776	$48,417,807	$46,991,448	$—	$—		$1,799,135	$13,563	$—

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.4%
Arconic, Inc.	23,386	$538,813
Boeing Co.	2,621	859,374
BWX Technologies, Inc.	15,860	1,007,586
General Dynamics Corp.	3,749	828,154
Harris Corp.	2,994	482,872
HEICO Corp.	2,907	252,357
HEICO Corp. Class A	6,616	469,405
Hexcel Corp.	16,818	1,086,275
Huntington Ingalls Industries, Inc.	8,044	2,073,422
L3 Technologies, Inc.	6,593	1,371,344
Lockheed Martin Corp.	2,866	968,507
Northrop Grumman Corp.	3,460	1,207,955
Orbital ATK, Inc.	12,158	1,612,272
Raytheon Co.	5,830	1,258,231
Rockwell Collins, Inc.	1,187	160,067
Spirit AeroSystems Holdings, Inc. Class A	33,989	2,844,879
Teledyne Technologies, Inc. (a)	4,469	836,463
Textron, Inc.	15,100	890,447
TransDigm Group, Inc.	1,993	611,731
United Technologies Corp.	1,947	244,972

		19,605,126

AIR FREIGHT & LOGISTICS — 1.2%
C.H. Robinson Worldwide, Inc.	7,655	717,350
Expeditors International of Washington, Inc.	15,288	967,730
FedEx Corp.	3,995	959,240
United Parcel Service, Inc. Class B	3,035	317,643
XPO Logistics, Inc. (a) (b)	40,484	4,121,676

		7,083,639

AIRLINES — 1.4%
Alaska Air Group, Inc.	2,240	138,790
American Airlines Group, Inc.	20,486	1,064,453
Copa Holdings SA Class A	11,937	1,535,456
Delta Air Lines, Inc.	37,221	2,040,083
JetBlue Airways Corp. (a)	47,921	973,755
Southwest Airlines Co.	32,764	1,876,722
Spirit Airlines, Inc. (a) (b)	1,360	51,381
United Continental Holdings, Inc. (a)	7,575	526,235

		8,206,875

AUTO COMPONENTS — 2.6%
Adient PLC (b)	17,810	1,064,326
Aptiv PLC	48,550	4,125,293
BorgWarner, Inc.	43,320	2,175,964
Delphi Technologies PLC	16,079	766,164
Gentex Corp.	42,908	987,742
Goodyear Tire & Rubber Co.	17,493	464,964
Lear Corp.	25,087	4,668,440
Visteon Corp. (a)	4,765	525,294

		14,778,187

AUTOMOBILES — 0.6%
Ford Motor Co.	45,258	501,459
General Motors Co.	24,215	879,973

Security Description	Shares	Value

Harley-Davidson, Inc. (b)	7,384	$316,626
Thor Industries, Inc.	17,149	1,975,050

		3,673,108

BANKS — 1.0%
Associated Banc-Corp.	1,694	42,096
Bank of America Corp.	2,829	84,842
Bank of Hawaii Corp.	94	7,811
Bank of the Ozarks, Inc. (b)	190	9,171
BankUnited, Inc.	2,097	83,838
BB&T Corp.	4,506	234,492
CIT Group, Inc.	377	19,416
Citigroup, Inc.	2,025	136,688
Citizens Financial Group, Inc.	6,520	273,710
Comerica, Inc.	3,385	324,723
Commerce Bancshares, Inc.	2,398	143,664
Cullen/Frost Bankers, Inc.	1,246	132,163
East West Bancorp, Inc.	3,880	242,655
Fifth Third Bancorp	15,038	477,456
First Horizon National Corp.	4,664	87,823
First Republic Bank	1,813	167,902
FNB Corp.	362	4,869
Huntington Bancshares, Inc.	4,759	71,861
KeyCorp.	17,083	333,973
M&T Bank Corp.	1,348	248,517
PacWest Bancorp	2,281	112,978
People’s United Financial, Inc.	548	10,226
Pinnacle Financial Partners, Inc.	56	3,595
PNC Financial Services Group, Inc.	2,175	328,947
Popular, Inc.	1,427	59,392
Prosperity Bancshares, Inc.	170	12,347
Regions Financial Corp.	28,834	535,736
Signature Bank (a)	72	10,220
SunTrust Banks, Inc.	3,952	268,894
SVB Financial Group (a)	1,266	303,853
Synovus Financial Corp.	2,188	109,269
TCF Financial Corp.	12,535	285,923
US Bancorp	1,567	79,134
Webster Financial Corp.	230	12,742
Western Alliance Bancorp (a)	2,867	166,601
Zions Bancorp	3,703	195,259

		5,622,786

BEVERAGES — 0.5%
Brown-Forman Corp. Class A	1,635	87,194
Brown-Forman Corp. Class B	8,349	454,186
Coca-Cola Co.	2,154	93,548
Constellation Brands, Inc. Class A	3,546	808,204
Dr. Pepper Snapple Group, Inc.	6,521	771,956
Molson Coors Brewing Co. Class B	763	57,477
Monster Beverage Corp. (a)	11,079	633,830
PepsiCo, Inc.	1,481	161,651

		3,068,046

BIOTECHNOLOGY — 0.8%
AbbVie, Inc.	2,955	279,691
Agios Pharmaceuticals, Inc. (a)	656	53,648
Alexion Pharmaceuticals, Inc. (a)	1,669	186,027
Amgen, Inc.	2,340	398,923

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Biogen, Inc. (a)	3,764	$1,030,658
Celgene Corp. (a)	823	73,420
Exelixis, Inc. (a)	10,630	235,454
Gilead Sciences, Inc.	11,930	899,403
Incyte Corp. (a)	308	25,666
Neurocrine Biosciences, Inc. (a) (b)	2,464	204,340
Regeneron Pharmaceuticals, Inc. (a)	1,032	355,379
Seattle Genetics, Inc. (a) (b)	245	12,823
United Therapeutics Corp. (a)	5,106	573,710
Vertex Pharmaceuticals, Inc. (a)	2,664	434,179

		4,763,321

BUILDING PRODUCTS — 1.4%
Allegion PLC	10,109	862,197
AO Smith Corp.	17,906	1,138,642
Armstrong World Industries, Inc. (a)	1,629	91,713
Fortune Brands Home & Security, Inc.	17,720	1,043,531
Johnson Controls International PLC	3,624	127,710
Lennox International, Inc.	5,642	1,153,055
Masco Corp.	26,621	1,076,553
Owens Corning	25,123	2,019,889
USG Corp. (a)	13,895	561,636

		8,074,926

CAPITAL MARKETS — 4.1%
Affiliated Managers Group, Inc.	8,193	1,553,229
Ameriprise Financial, Inc.	4,232	626,082
Bank of New York Mellon Corp.	6,783	349,528
BGC Partners, Inc. Class A	23,068	310,265
BlackRock, Inc.	221	119,720
Cboe Global Markets, Inc.	8,773	1,000,999
Charles Schwab Corp.	4,097	213,945
CME Group, Inc.	2,488	402,409
E*TRADE Financial Corp. (a)	11,239	622,753
Eaton Vance Corp.	28,239	1,572,065
FactSet Research Systems, Inc.	3,323	662,673
Federated Investors, Inc. Class B	29,197	975,180
Franklin Resources, Inc.	13,476	467,348
Goldman Sachs Group, Inc.	877	220,881
Interactive Brokers Group, Inc. Class A.	1,409	94,741
Intercontinental Exchange, Inc.	4,089	296,534
Invesco, Ltd.	14,111	451,693
Lazard, Ltd. Class A	40,141	2,109,811
Legg Mason, Inc.	16,959	689,383
LPL Financial Holdings, Inc.	22,484	1,373,098
MarketAxess Holdings, Inc.	1,791	389,435
Moody’s Corp.	4,322	697,139
Morgan Stanley	4,317	232,945
Morningstar, Inc.	3,322	317,317
MSCI, Inc.	10,485	1,567,193
Nasdaq, Inc.	1,229	105,964
Northern Trust Corp.	2,600	268,138
Raymond James Financial, Inc.	6,134	548,441
S&P Global, Inc.	10,026	1,915,568
SEI Investments Co.	17,413	1,304,408
State Street Corp. (c)	3,326	331,702
T Rowe Price Group, Inc.	10,750	1,160,678

Security Description	Shares	Value

TD Ameritrade Holding Corp.	5,146	$304,798

		23,256,063

CHEMICALS — 3.8%
Air Products & Chemicals, Inc.	4,455	708,479
Albemarle Corp. (b)	13,541	1,255,792
Ashland Global Holdings, Inc.	5,173	361,024
Axalta Coating Systems, Ltd. (a)	20,449	617,355
Cabot Corp.	16,091	896,591
Celanese Corp. Series A	15,299	1,533,113
CF Industries Holdings, Inc.	1,393	52,558
Chemours Co.	22,417	1,091,932
DowDuPont, Inc.	5,313	338,491
Eastman Chemical Co.	13,641	1,440,217
Ecolab, Inc.	3,025	414,637
FMC Corp.	9,417	721,060
Huntsman Corp.	73,605	2,152,946
International Flavors & Fragrances, Inc.	7,578	1,037,504
LyondellBasell Industries NV Class A	19,961	2,109,478
Monsanto Co.	6,076	709,008
Mosaic Co.	6,802	165,153
NewMarket Corp.	642	257,879
Olin Corp.	60,265	1,831,453
Platform Specialty Products Corp. (a)	7,714	74,286
PPG Industries, Inc.	8,139	908,312
Praxair, Inc.	4,946	713,708
RPM International, Inc.	6,217	296,364
Scotts Miracle-Gro Co. (b)	4,763	408,427
Sherwin-Williams Co.	2,275	892,073
Valvoline, Inc.	7,209	159,535
Westlake Chemical Corp.	1,816	201,848
WR Grace & Co.	442	27,064

		21,376,287

COMMERCIAL SERVICES & SUPPLIES — 0.7%
Cintas Corp.	568	96,889
Clean Harbors, Inc. (a)	1,094	53,398
Copart, Inc. (a)	24,576	1,251,656
KAR Auction Services, Inc.	9,563	518,314
Pitney Bowes, Inc.	384	4,182
Republic Services, Inc.	8,322	551,166
Rollins, Inc.	9,170	467,945
Stericycle, Inc. (a)	2,222	130,054
Waste Management, Inc.	9,992	840,527

		3,914,131

COMMUNICATIONS EQUIPMENT — 0.6%
Arista Networks, Inc. (a)	1,607	410,267
Cisco Systems, Inc.	5,656	242,586
CommScope Holding Co., Inc. (a)	9,076	362,768
EchoStar Corp. Class A (a)	6,934	365,907
F5 Networks, Inc. (a)	3,647	527,393
Juniper Networks, Inc.	20,071	488,327
Motorola Solutions, Inc.	7,060	743,418
Palo Alto Networks, Inc. (a)	2,676	485,747

		3,626,413

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

CONSTRUCTION & ENGINEERING — 0.5%
AECOM (a)	10,375	$369,661
Fluor Corp.	3,829	219,095
Jacobs Engineering Group, Inc.	20,018	1,184,065
Quanta Services, Inc. (a)	25,204	865,758
Valmont Industries, Inc.	2,320	339,416

		2,977,995

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	4,929	507,933
Martin Marietta Materials, Inc.	1,143	236,944
Vulcan Materials Co.	1,756	200,483

		945,360

CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	26,927	731,068
American Express Co.	8,604	802,581
Capital One Financial Corp.	3,629	347,731
Credit Acceptance Corp. (a) (b)	3,829	1,265,140
Discover Financial Services	7,057	507,610
Navient Corp.	3,829	50,237
OneMain Holdings, Inc. (a)	2,447	73,263
Santander Consumer USA Holdings, Inc.	18,485	301,306
SLM Corp. (a)	578	6,479
Synchrony Financial	13,482	452,051

		4,537,466

CONTAINERS & PACKAGING — 1.8%
AptarGroup, Inc.	6,394	574,373
Avery Dennison Corp.	17,177	1,825,056
Bemis Co., Inc.	7,043	306,511
Berry Global Group, Inc. (a)	10,117	554,513
Crown Holdings, Inc. (a)	12,822	650,716
Graphic Packaging Holding Co.	68,236	1,047,423
International Paper Co.	12,984	693,735
Owens-Illinois, Inc. (a)	46,447	1,006,042
Packaging Corp. of America	9,093	1,024,781
Sealed Air Corp. (b)	10,219	437,271
Silgan Holdings, Inc.	14,762	411,122
Sonoco Products Co.	11,854	574,919
WestRock Co.	18,999	1,219,166

		10,325,628

DISTRIBUTORS — 0.4%
Genuine Parts Co.	10,041	902,084
LKQ Corp. (a)	8,556	324,700
Pool Corp.	6,706	980,551

		2,207,335

DIVERSIFIED CONSUMER SERVICES — 0.5%
Bright Horizons Family Solutions, Inc. (a)	3,713	370,260
Graham Holdings Co. Class B	932	561,297
H&R Block, Inc.	29,253	743,319
Service Corp. International	15,461	583,498
ServiceMaster Global Holdings, Inc. (a)	7,025	357,221

		2,615,595

Security Description	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Berkshire Hathaway, Inc. Class B (a)	1,032	$205,863
Leucadia National Corp.	12,577	285,875
Voya Financial, Inc.	6,465	326,483

		818,221

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
AT&T, Inc.	3,002	107,021
CenturyLink, Inc.	6,721	110,426
Verizon Communications, Inc.	1,823	87,176
Zayo Group Holdings, Inc. (a)	8,612	294,186

		598,809

ELECTRIC UTILITIES — 2.8%
Alliant Energy Corp.	19,749	806,944
American Electric Power Co., Inc.	14,811	1,015,887
Avangrid, Inc. (b)	7,707	393,982
Duke Energy Corp.	7,762	601,322
Edison International	17,679	1,125,445
Entergy Corp.	15,670	1,234,483
Eversource Energy	19,536	1,151,061
Exelon Corp.	38,101	1,486,320
FirstEnergy Corp.	25,419	864,500
Great Plains Energy, Inc.	25,266	803,206
Hawaiian Electric Industries, Inc.	19,400	666,972
NextEra Energy, Inc.	4,477	731,228
OGE Energy Corp.	16,702	547,325
PG&E Corp.	11,419	501,637
Pinnacle West Capital Corp.	12,049	961,510
PPL Corp.	28,318	801,116
Southern Co.	8,883	396,715
Westar Energy, Inc.	8,001	420,773
Xcel Energy, Inc.	29,930	1,361,216

		15,871,642

ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc. (b)	173	24,080
AMETEK, Inc.	12,715	965,958
Eaton Corp. PLC	13,224	1,056,730
Emerson Electric Co.	8,589	586,629
Hubbell, Inc.	5,851	712,535
Regal Beloit Corp.	5,871	430,638
Rockwell Automation, Inc.	6,365	1,108,783
Sensata Technologies Holding PLC (a) .	9,685	501,973

		5,387,326

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
Amphenol Corp. Class A	7,079	609,714
Arrow Electronics, Inc. (a)	5,671	436,781
CDW Corp.	23,133	1,626,481
Cognex Corp.	11,086	576,361
Coherent, Inc. (a)	4,331	811,629
Corning, Inc.	127,488	3,554,366
Dolby Laboratories, Inc. Class A	13,240	841,534
FLIR Systems, Inc.	14,567	728,496
IPG Photonics Corp. (a)	3,096	722,545
Jabil, Inc.	58,988	1,694,725
Keysight Technologies, Inc. (a)	20,338	1,065,508

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

National Instruments Corp.	13,635	$689,522
Trimble, Inc. (a)	19,659	705,365
Universal Display Corp.	2,473	249,773
Zebra Technologies Corp. Class A (a)	2,675	372,333

		14,685,133

ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes a GE Co.	2,689	74,674
Helmerich & Payne, Inc.	3,639	242,212
RPC, Inc. (b)	2,564	46,229
Transocean, Ltd. (a) (b)	7,947	78,675

		441,790

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.8%
Colony NorthStar, Inc. Class A REIT (b)	5,227	29,376
CoreCivic, Inc. REIT	29,344	572,795
CoreSite Realty Corp. REIT	3,536	354,519
CyrusOne, Inc. REIT	1,661	85,060
Empire State Realty Trust, Inc. Class A REIT	4,286	71,962
EPR Properties REIT	3,967	219,772
Gaming and Leisure Properties, Inc. REIT	25,060	838,758
Healthcare Trust of America, Inc. Class A REIT	2,502	66,178
Lamar Advertising Co. Class A REIT	14,231	905,945
Medical Properties Trust, Inc. REIT	29,558	384,254
National Retail Properties, Inc. REIT	6,218	244,119
Omega Healthcare Investors, Inc. REIT (b)	15,950	431,288
Outfront Media, Inc. REIT	6,699	125,539
Spirit Realty Capital, Inc. REIT	3,750	29,100
WP Carey, Inc. REIT	7,439	461,144

		4,819,809

FOOD & STAPLES RETAILING — 1.0%
Casey’s General Stores, Inc.	4,242	465,644
Costco Wholesale Corp.	9,140	1,722,250
CVS Health Corp.	9,946	618,741
Kroger Co.	9,305	222,762
Sprouts Farmers Market, Inc. (a)	32,520	763,244
Sysco Corp.	15,963	957,141
US Foods Holding Corp. (a)	14,431	472,904
Walmart, Inc.	1,816	161,570
Walgreens Boots Alliance, Inc.	5,791	379,137

		5,763,393

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	10,371	449,790
Blue Buffalo Pet Products, Inc. (a)	3,617	143,993
Bunge, Ltd.	7,158	529,263
Campbell Soup Co. (b)	6,166	267,049
Conagra Brands, Inc.	10,173	375,180
Flowers Foods, Inc.	32,356	707,302
General Mills, Inc.	6,168	277,930
Hain Celestial Group, Inc. (a)	5,864	188,058
Hershey Co.	6,605	653,631
Hormel Foods Corp. (b)	13,543	464,796

Security Description	Shares	Value

Ingredion, Inc.	5,182	$668,063
J.M. Smucker Co.	2,833	351,320
Kellogg Co. (b)	3,699	240,472
Kraft Heinz Co.	778	48,462
Lamb Weston Holdings, Inc.	38,394	2,235,299
McCormick & Co., Inc.	8,150	867,079
Mondelez International, Inc. Class A	3,700	154,401
Pilgrim’s Pride Corp. (a) (b)	23,773	585,054
Pinnacle Foods, Inc.	6,253	338,287
Post Holdings, Inc. (a)	1,796	136,065
Seaboard Corp.	15	63,975
Tyson Foods, Inc. Class A	10,922	799,381

		10,544,850

GAS UTILITIES — 0.4%
Atmos Energy Corp.	8,455	712,249
National Fuel Gas Co. (b)	10,468	538,579
UGI Corp.	20,825	925,046

		2,175,874

HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Abbott Laboratories	6,475	387,982
ABIOMED, Inc. (a)	2,851	829,613
Align Technology, Inc. (a)	3,855	968,106
Baxter International, Inc.	63,736	4,145,390
Becton Dickinson and Co.	4,385	950,230
Boston Scientific Corp. (a)	15,152	413,953
Cooper Cos., Inc.	3,693	844,995
Danaher Corp.	3,111	304,598
DENTSPLY SIRONA, Inc.	142	7,144
DexCom, Inc. (a) (b)	64	4,746
Edwards Lifesciences Corp. (a)	6,990	975,245
Hill-Rom Holdings, Inc.	8,864	771,168
Hologic, Inc. (a)	8,836	330,113
IDEXX Laboratories, Inc. (a)	4,924	942,404
Intuitive Surgical, Inc. (a)	2,320	957,766
Medtronic PLC	3,215	257,907
ResMed, Inc.	11,039	1,087,010
STERIS PLC	9,639	899,897
Stryker Corp.	1,957	314,920
Teleflex, Inc.	3,871	987,028
Varian Medical Systems, Inc. (a)	13,016	1,596,412
West Pharmaceutical Services, Inc.	7,548	666,413
Zimmer Biomet Holdings, Inc.	3,582	390,581

		19,033,621

HEALTH CARE PROVIDERS & SERVICES — 2.8%
Acadia Healthcare Co., Inc. (a) (b)	2,196	86,039
Aetna, Inc.	1,757	296,933
AmerisourceBergen Corp.	10,499	905,119
Anthem, Inc.	8,427	1,851,412
Brookdale Senior Living, Inc. (a)	5,849	39,247
Cardinal Health, Inc.	888	55,660
Centene Corp. (a)	3,826	408,885
Cigna Corp.	12,602	2,113,859
DaVita, Inc. (a)	6,448	425,181
Express Scripts Holding Co. (a)	12,351	853,207

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

HCA Healthcare, Inc.	11,867	$1,151,099
Henry Schein, Inc. (a) (b)	10,298	692,129
Humana, Inc.	4,609	1,239,037
Laboratory Corp. of America Holdings (a)	7,088	1,146,484
LifePoint Health, Inc. (a)	204	9,588
McKesson Corp.	8,889	1,252,193
MEDNAX, Inc. (a)	876	48,732
Patterson Cos., Inc.	6,773	150,564
Quest Diagnostics, Inc.	9,182	920,955
UnitedHealth Group, Inc.	2,036	435,704
Universal Health Services, Inc. Class B	6,244	739,352
WellCare Health Plans, Inc. (a)	4,402	852,359

		15,673,738

HEALTH CARE TECHNOLOGY — 0.3%
athenahealth, Inc. (a)	1,767	252,734
Cerner Corp. (a)	19,547	1,133,726
Veeva Systems, Inc. Class A (a)	6,559	478,938

		1,865,398

HOTELS, RESTAURANTS & LEISURE — 3.4%
Aramark	23,931	946,710
Carnival Corp.	30,463	1,997,764
Chipotle Mexican Grill, Inc. (a) (b)	403	130,213
Choice Hotels International, Inc.	3,567	285,895
Darden Restaurants, Inc.	20,740	1,768,085
Domino’s Pizza, Inc.	4,035	942,415
Dunkin’ Brands Group, Inc. (b)	5,426	323,878
Extended Stay America, Inc.	16,181	319,898
Hilton Grand Vacations, Inc. (a)	2,515	108,195
Hilton Worldwide Holdings, Inc.	5,038	396,793
Hyatt Hotels Corp. Class A	3,795	289,407
International Game Technology PLC	15,586	416,614
Las Vegas Sands Corp.	6,748	485,181
McDonald’s Corp.	2,293	358,579
MGM Resorts International	17,791	623,041
Norwegian Cruise Line Holdings, Ltd. (a)	16,800	889,896
Royal Caribbean Cruises, Ltd.	10,915	1,285,132
Six Flags Entertainment Corp. (b)	7,429	462,530
Starbucks Corp.	4,813	278,625
Vail Resorts, Inc.	1,335	295,969
Wendy’s Co.	6,960	122,148
Wyndham Worldwide Corp.	16,757	1,917,504
Wynn Resorts, Ltd.	3,530	643,731
Yum China Holdings, Inc.	57,208	2,374,132
Yum! Brands, Inc.	17,550	1,494,031

		19,156,366

HOUSEHOLD DURABLES — 2.2%
D.R. Horton, Inc.	33,492	1,468,289
Garmin, Ltd.	20,999	1,237,471
Leggett & Platt, Inc.	14,123	626,496
Lennar Corp. Class A	44,175	2,603,675
Lennar Corp. Class B	1,625	77,496
Mohawk Industries, Inc. (a)	6,438	1,495,032
NVR, Inc. (a)	619	1,733,200
PulteGroup, Inc.	34,406	1,014,633

Security Description	Shares	Value

Tempur Sealy International, Inc. (a) (b)	2,390	$108,243
Toll Brothers, Inc.	13,531	585,216
Tupperware Brands Corp.	15,817	765,227
Whirlpool Corp.	5,609	858,794

		12,573,772

HOUSEHOLD PRODUCTS — 0.7%
Church & Dwight Co., Inc.	14,396	724,983
Clorox Co.	8,086	1,076,327
Colgate-Palmolive Co.	9,259	663,685
Energizer Holdings, Inc. (b)	9,772	582,216
Kimberly-Clark Corp.	7,131	785,337
Procter & Gamble Co.	1,813	143,735
Spectrum Brands Holdings, Inc. (b)	1,500	155,550

		4,131,833

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.6%
AES Corp.	57,057	648,738
NRG Energy, Inc.	78,876	2,408,084
Vistra Energy Corp. (a)	28,833	600,592

		3,657,414

INDUSTRIAL CONGLOMERATES — 0.3%
3M Co.	1,415	310,621
Carlisle Cos., Inc.	5,373	560,995
Honeywell International, Inc.	2,108	304,627
Roper Technologies, Inc.	807	226,517

		1,402,760

INSURANCE — 5.0%
Aflac, Inc.	25,554	1,118,243
Alleghany Corp.	389	239,017
Allstate Corp.	11,011	1,043,843
American Financial Group, Inc.	5,241	588,145
American International Group, Inc.	101	5,496
American National Insurance Co.	293	34,269
Aon PLC	9,391	1,317,839
Arch Capital Group, Ltd. (a)	6,793	581,413
Arthur J Gallagher & Co.	15,627	1,074,044
Aspen Insurance Holdings, Ltd.	484	21,707
Assurant, Inc.	4,414	403,484
Assured Guaranty, Ltd.	9,897	358,271
Athene Holding, Ltd. Class A (a)	3,179	151,988
Axis Capital Holdings, Ltd.	1,905	109,671
Brighthouse Financial, Inc. (a)	349	17,939
Brown & Brown, Inc.	24,118	613,562
Chubb, Ltd.	2,947	403,061
Cincinnati Financial Corp.	5,857	434,941
CNA Financial Corp.	1,331	65,685
Erie Indemnity Co. Class A	3,602	423,739
Everest Re Group, Ltd.	6,070	1,558,897
First American Financial Corp.	29,808	1,749,133
FNF Group	72,109	2,885,802
Hanover Insurance Group, Inc.	3,843	453,051
Hartford Financial Services Group, Inc.	6,731	346,781
Lincoln National Corp.	7,416	541,813
Loews Corp.	7,722	384,015
Markel Corp. (a)	175	204,794

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Marsh & McLennan Cos., Inc.	17,304	$1,429,137
Mercury General Corp.	686	31,467
MetLife, Inc.	5,478	251,385
Old Republic International Corp.	32,577	698,777
Principal Financial Group, Inc.	8,761	533,633
ProAssurance Corp.	5,154	250,227
Progressive Corp.	32,698	1,992,289
Prudential Financial, Inc.	3,345	346,375
Reinsurance Group of America, Inc.	6,060	933,240
RenaissanceRe Holdings, Ltd.	4,884	676,483
Torchmark Corp.	9,829	827,307
Travelers Cos., Inc.	6,391	887,454
Unum Group	18,945	901,972
Validus Holdings, Ltd.	4,461	300,894
Willis Towers Watson PLC	1,688	256,897
WR Berkley Corp.	6,865	499,086
XL Group, Ltd.	8,680	479,657

		28,426,923

INTERNET & CATALOG RETAIL — 0.7%
Amazon.com, Inc. (a)	91	131,708
Booking Holdings, Inc. (a)	233	484,731
Expedia Group, Inc.	6,017	664,337
Liberty Interactive Corp. QVC Group
Class A (a)	81,728	2,057,094
TripAdvisor, Inc. (a) (b)	1,259	51,480
Wayfair, Inc. Class A (a)	4,496	303,615

		3,692,965

INTERNET SOFTWARE & SERVICES — 1.1%
Akamai Technologies, Inc. (a)	6,115	434,043
Alphabet, Inc. Class A (a)	82	85,046
Alphabet, Inc. Class C (a)	100	103,179
eBay, Inc. (a)	65,076	2,618,658
Facebook, Inc. Class A (a)	460	73,503
GoDaddy, Inc. Class A (a)	5,665	347,944
IAC/InterActiveCorp.(a)	1,968	307,756
LogMeIn, Inc.	2,513	290,377
Match Group, Inc. (a) (b)	3,122	138,742
Twitter, Inc. (a)	5,687	164,980
VeriSign, Inc. (a) (b)	12,054	1,429,122

		5,993,350

IT SERVICES — 3.5%
Accenture PLC Class A	5,087	780,854
Alliance Data Systems Corp.	2,132	453,817
Amdocs, Ltd.	19,202	1,281,157
Automatic Data Processing, Inc.	6,177	700,966
Black Knight, Inc. (a)	3,294	155,147
Booz Allen Hamilton Holding Corp.	15,125	585,640
Broadridge Financial Solutions, Inc.	17,720	1,943,707
Cognizant Technology Solutions Corp. Class A	18,086	1,455,923
Conduent, Inc. (a)	15,656	291,828
CoreLogic, Inc. (a)	15,690	709,659
CSRA, Inc.	6,174	254,554
DST Systems, Inc.	3,918	327,741
DXC Technology Co.	3,724	374,374
Euronet Worldwide, Inc. (a)	10,001	789,279

Security Description	Shares	Value

Fidelity National Information Services, Inc.	6,406	$616,898
First Data Corp. Class A (a)	10,880	174,080
Fiserv, Inc. (a)	12,130	864,990
FleetCor Technologies, Inc. (a)	2,002	405,405
Gartner, Inc. (a)	3,761	442,369
Genpact, Ltd.	28,495	911,555
Global Payments, Inc.	659	73,492
International Business Machines Corp.	1,023	156,959
Jack Henry & Associates, Inc.	8,303	1,004,248
Mastercard, Inc. Class A	2,015	352,947
Paychex, Inc.	9,241	569,153
PayPal Holdings, Inc. (a)	10,006	759,155
Sabre Corp.	6,508	139,597
Square, Inc. Class A (a)	12,646	622,183
Switch, Inc. Class A (b)	6,711	106,772
Teradata Corp. (a)	30,635	1,215,290
Total System Services, Inc.	8,506	733,728
Visa, Inc. Class A	1,396	166,990
Western Union Co. (b)	18,794	361,409
Worldpay, Inc. Class A (a)	4,018	330,440

		20,112,306

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	14,903	885,089
Hasbro, Inc.	17,505	1,475,671
Mattel, Inc. (b)	5,493	72,233
Polaris Industries, Inc. (b)	6,234	713,918

		3,146,911

LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	16,500	1,103,850
Bio-Rad Laboratories, Inc. Class A (a) .	1,853	463,398
Bio-Techne Corp.	2,004	302,684
Bruker Corp.	14,844	444,132
Charles River Laboratories International, Inc. (a)	5,405	576,930
Illumina, Inc. (a)	3,140	742,359
Mettler-Toledo International, Inc. (a)	1,765	1,014,928
PerkinElmer, Inc.	8,968	679,057
QIAGEN NV (a)	10,161	328,302
Thermo Fisher Scientific, Inc.	1,776	366,673
Waters Corp. (a)	5,221	1,037,152

		7,059,465

MACHINERY — 3.6%
AGCO Corp.	5,609	363,744
Allison Transmission Holdings, Inc.	13,326	520,514
Caterpillar, Inc.	2,838	418,264
Colfax Corp. (a)	1,643	52,412
Crane Co.	5,983	554,863
Cummins, Inc.	12,366	2,004,405
Deere & Co.	5,894	915,456
Donaldson Co., Inc.	12,962	583,938
Dover Corp.	5,288	519,387
Flowserve Corp.	1,917	83,064
Fortive Corp.	16,044	1,243,731
Gardner Denver Holdings, Inc. (a)	84	2,577
Graco, Inc.	19,160	875,995

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

IDEX Corp.	4,696	$669,227
Illinois Tool Works, Inc.	4,813	754,005
Ingersoll-Rand PLC	13,921	1,190,385
ITT, Inc.	17,479	856,121
Lincoln Electric Holdings, Inc.	5,509	495,535
Middleby Corp. (a)	1,915	237,058
Nordson Corp.	3,080	419,927
Oshkosh Corp.	9,930	767,291
PACCAR, Inc.	8,431	557,879
Parker-Hannifin Corp.	1,972	337,271
Pentair PLC	4,246	289,280
Snap-on, Inc.	3,550	523,767
Stanley Black & Decker, Inc.	10,456	1,601,859
Terex Corp.	5,072	189,743
Timken Co.	16,811	766,582
Toro Co.	13,336	832,833
Trinity Industries, Inc.	19,690	642,485
WABCO Holdings, Inc. (a)	7,219	966,407
Welbilt, Inc. (a)	17,586	342,048
Xylem, Inc.	2,264	174,147

		20,752,200

MARINE — 0.0% (d)
Kirby Corp. (a)	3,049	234,621

MEDIA — 2.2%
AMC Networks, Inc. Class A (a) (b)	7,483	386,871
Cable One, Inc.	497	341,494
CBS Corp. Class B	8,123	417,441
Charter Communications, Inc. Class A (a)	128	39,836
Cinemark Holdings, Inc. (b)	5,959	224,476
Comcast Corp. Class A	4,712	161,009
Discovery Communications, Inc. Class A (a) (b)	646	13,844
Discovery Communications, Inc. Class C (a)	16,218	316,575
DISH Network Corp. Class A (a)	5,028	190,511
GCI Liberty, Inc. Class A (a)	35,747	1,889,586
Interpublic Group of Cos., Inc.	15,568	358,531
John Wiley & Sons, Inc. Class A	8,090	515,333
Liberty Broadband Corp. Class A (a)	1,585	134,408
Liberty Broadband Corp. Class C (a)	6,526	559,213
Liberty Media Corp.-Liberty Formula One Class A (a)	5,518	161,622
Liberty Media Corp.-Liberty Formula One Class C (a) (b)	12,103	373,378
Liberty Media Corp.-Liberty SiriusXM Class A (a)	8,603	353,583
Liberty Media Corp.-Liberty SiriusXM Class C (a)	17,952	733,339
Live Nation Entertainment, Inc. (a)	22,160	933,822
Madison Square Garden Co. Class A (a)	1,753	430,887
News Corp. Class A	36,923	583,383
News Corp. Class B	20,467	329,519
Omnicom Group, Inc.	7,050	512,324
Sirius XM Holdings, Inc. (b)	69,858	435,914
TEGNA, Inc.	26,673	303,806
Time Warner, Inc.	2,407	227,654

Security Description	Shares	Value

Tribune Media Co. Class A	8,940	$362,159
Twenty-First Century Fox, Inc. Class A	10,514	385,759
Twenty-First Century Fox, Inc. Class B	4,147	150,826
Viacom, Inc. Class B	7,058	219,222
Walt Disney Co.	2,056	206,505

		12,252,830

METALS & MINING — 0.8%
Alcoa Corp. (a)	2,529	113,704
Freeport-McMoRan, Inc. (a)	33,085	581,303
Newmont Mining Corp.	19,816	774,211
Nucor Corp.	12,079	737,906
Reliance Steel & Aluminum Co.	3,245	278,226
Royal Gold, Inc.	7,219	619,895
Southern Copper Corp. (b)	1,603	86,851
Steel Dynamics, Inc.	23,798	1,052,348
United States Steel Corp.	6,972	245,345

		4,489,789

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.5%
AGNC Investment Corp. REIT	27,784	525,673
Chimera Investment Corp. REIT	56,703	987,199
MFA Financial, Inc. REIT	19,866	149,591
New Residential Investment Corp. REIT	55,678	915,903
Starwood Property Trust, Inc. REIT	17,773	372,345

		2,950,711

MULTI-UTILITIES — 2.1%
Ameren Corp.	26,880	1,522,214
CenterPoint Energy, Inc.	67,865	1,859,501
CMS Energy Corp.	24,785	1,122,513
Consolidated Edison, Inc.	15,754	1,227,867
Dominion Energy, Inc.	3,858	260,145
DTE Energy Co.	9,647	1,007,147
MDU Resources Group, Inc.	12,958	364,897
NiSource, Inc.	30,074	719,069
Public Service Enterprise Group, Inc.	23,057	1,158,384
SCANA Corp.	1,377	51,706
Sempra Energy	5,908	657,088
Vectren Corp.	14,883	951,321
WEC Energy Group, Inc.	21,011	1,317,390

		12,219,242

MULTILINE RETAIL — 1.1%
Dollar General Corp.	24,444	2,286,736
Dollar Tree, Inc. (a)	16,813	1,595,554
Kohl’s Corp.	19,836	1,299,456
Macy’s, Inc. (b)	1,028	30,573
Nordstrom, Inc.	10,010	484,584
Target Corp.	8,881	616,608

		6,313,511

OIL, GAS & CONSUMABLE FUELS — 1.5%
Andeavor	6,679	671,640
Antero Resources Corp. (a)	338	6,709
Cabot Oil & Gas Corp.	4,175	100,116
Chevron Corp.	433	49,379
Cimarex Energy Co.	788	73,678

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

CNX Resources Corp. (a)	1,057	$16,310
Concho Resources, Inc. (a) (b)	420	63,139
ConocoPhillips	1,972	116,920
CONSOL Energy, Inc. (a)	4,396	127,352
Diamondback Energy, Inc. (a)	887	112,223
Energen Corp. (a)	1,570	98,690
EOG Resources, Inc.	1,044	109,902
EQT Corp.	184	8,742
Exxon Mobil Corp.	28	2,089
HollyFrontier Corp.	9,887	483,079
Kinder Morgan, Inc.	1,466	22,078
Marathon Petroleum Corp.	22,979	1,679,995
Murphy Oil Corp. (b)	2,405	62,145
Occidental Petroleum Corp.	775	50,344
ONEOK, Inc.	6,949	395,537
PBF Energy, Inc. Class A	28,474	965,269
Phillips 66	2,404	230,592
Pioneer Natural Resources Co.	810	139,142
Targa Resources Corp.	4,736	208,384
Valero Energy Corp.	25,199	2,337,711
Williams Cos., Inc.	5,272	131,062

		8,262,227

PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	23,449	997,520

PERSONAL PRODUCTS — 0.6%
Edgewell Personal Care Co. (a)	1,143	55,801
Estee Lauder Cos., Inc. Class A	7,033	1,052,981
Herbalife, Ltd. (a)	7,641	744,768
Nu Skin Enterprises, Inc. Class A	22,915	1,689,065

		3,542,615

PHARMACEUTICALS — 0.4%
Akorn, Inc. (a)	13,337	249,535
Allergan PLC	2,331	392,284
Bristol-Myers Squibb Co.	5,065	320,361
Eli Lilly & Co.	4,721	365,264
Johnson & Johnson	985	126,228
Merck & Co., Inc.	1,833	99,843
Mylan NV (a)	6,337	260,894
Perrigo Co. PLC	442	36,836
Pfizer, Inc.	3,944	139,973
Zoetis, Inc.	6,529	545,237

		2,536,455

PROFESSIONAL SERVICES — 1.4%
CoStar Group, Inc. (a)	1,988	721,008
Dun & Bradstreet Corp.	1,933	226,161
Equifax, Inc.	3,783	445,675
IHS Markit, Ltd. (a)	4,300	207,432
ManpowerGroup, Inc.	30,129	3,467,848
Nielsen Holdings PLC	8,447	268,530
Robert Half International, Inc.	30,825	1,784,459
TransUnion (a)	4,998	283,787
Verisk Analytics, Inc. (a)	5,184	539,136

		7,944,036

Security Description	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.6%
American Campus Communities, Inc. REIT	1,116	$43,100
American Homes 4 Rent Class A REIT	333	6,687
American Tower Corp. REIT	2,569	373,378
Annaly Capital Management, Inc. REIT	95,288	993,854
Apartment Investment & Management
Co. Class A REIT	1,438	58,599
Apple Hospitality REIT, Inc.	12,619	221,716
AvalonBay Communities, Inc. REIT	3,871	636,625
Boston Properties, Inc. REIT	1,990	245,208
Brandywine Realty Trust REIT	4,171	66,235
Brixmor Property Group, Inc. REIT	6,141	93,650
Camden Property Trust REIT	11,172	940,459
Columbia Property Trust, Inc. REIT	5,078	103,896
Corporate Office Properties Trust REIT	2,065	53,339
Crown Castle International Corp. REIT	1,618	177,349
CubeSmart REIT	6,584	185,669
DCT Industrial Trust, Inc. REIT	3,785	213,247
Digital Realty Trust, Inc. REIT	3,592	378,525
Douglas Emmett, Inc. REIT	2,879	105,832
Duke Realty Corp. REIT	16,804	444,970
Equinix, Inc. REIT	393	164,329
Equity Commonwealth REIT (a)	7,925	243,060
Equity LifeStyle Properties, Inc. REIT	6,392	561,026
Equity Residential REIT	41,244	2,541,455
Essex Property Trust, Inc. REIT	1,516	364,871
Extra Space Storage, Inc. REIT	8,225	718,536
Federal Realty Investment Trust REIT	1,569	182,177
GGP, Inc. REIT	12,988	265,734
HCP, Inc. REIT	15,536	360,901
Highwoods Properties, Inc. REIT	3,227	141,407
Hospitality Properties Trust REIT	17,192	435,645
Host Hotels & Resorts, Inc. REIT	73,689	1,373,563
Hudson Pacific Properties, Inc. REIT	1,743	56,700
Iron Mountain, Inc. REIT	6,525	214,411
JBG SMITH Properties REIT	292	9,843
Kilroy Realty Corp. REIT	6,241	442,861
Kimco Realty Corp. REIT	3,950	56,880
Liberty Property Trust REIT	16,967	674,099
Life Storage, Inc. REIT	1,768	147,663
Macerich Co. REIT	5,206	291,640
Mid-America Apartment Communities, Inc. REIT	1,746	159,305
Park Hotels & Resorts, Inc. REIT	4,401	118,915
Piedmont Office Realty Trust, Inc. Class A REIT	6,457	113,579
Prologis, Inc. REIT	10,067	634,120
Public Storage REIT	2,068	414,407
Rayonier, Inc. REIT	25,066	881,822
Realty Income Corp. REIT	3,648	188,711
Regency Centers Corp. REIT	2,093	123,445
Retail Properties of America, Inc. Class A REIT	11,108	129,519
SBA Communications Corp. REIT (a)	1,217	208,010
Senior Housing Properties Trust REIT	14,892	233,209

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Simon Property Group, Inc. REIT	1,985	$306,385
SL Green Realty Corp. REIT	675	65,360
STORE Capital Corp. REIT	5,718	141,921
Sun Communities, Inc. REIT	1,030	94,111
Tanger Factory Outlet Centers, Inc. REIT (b)	4,197	92,334
Taubman Centers, Inc. REIT	408	23,219
Two Harbors Investment Corp. (b)	22,706	348,991
UDR, Inc. REIT	3,043	108,392
Ventas, Inc. REIT	4,311	213,524
Vornado Realty Trust REIT	4,847	326,203
Weingarten Realty Investors REIT	8,302	233,120
Welltower, Inc. REIT	4,845	263,713
Weyerhaeuser Co. REIT	9,631	337,085

		20,348,539

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
CBRE Group, Inc. Class A (a)	36,653	1,730,755
Howard Hughes Corp. (a)	865	120,347
Jones Lang LaSalle, Inc.	11,382	1,987,752
Realogy Holdings Corp. (b)	15,907	433,943

		4,272,797

ROAD & RAIL — 1.1%
AMERCO	341	117,679
CSX Corp.	11,444	637,545
Genesee & Wyoming, Inc. Class A (a) .	1,535	108,663
JB Hunt Transport Services, Inc.	9,127	1,069,228
Kansas City Southern	7,477	821,349
Landstar System, Inc.	6,299	690,685
Norfolk Southern Corp.	5,961	809,385
Old Dominion Freight Line, Inc.	8,191	1,203,831
Ryder System, Inc.	5,556	404,421
Union Pacific Corp.	4,254	571,865

		6,434,651

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.5%
Applied Materials, Inc.	45,485	2,529,421
Cypress Semiconductor Corp. (b)	196	3,324
First Solar, Inc. (a)	5,818	412,962
Intel Corp.	7,736	402,891
KLA-Tencor Corp.	14,734	1,606,153
Lam Research Corp.	12,333	2,505,572
Maxim Integrated Products, Inc.	26,975	1,624,435
Microchip Technology, Inc. (b)	1,672	152,754
Micron Technology, Inc. (a)	104,859	5,467,348
Microsemi Corp. (a)	2,866	185,488
NVIDIA Corp.	2,373	549,563
NXP Semiconductors NV (a)	3,816	446,472
ON Semiconductor Corp. (a)	10,103	247,119
Qorvo, Inc. (a)	17,513	1,233,791
QUALCOMM, Inc.	4,279	237,099
Skyworks Solutions, Inc.	28,638	2,871,246
Teradyne, Inc.	28,907	1,321,339
Texas Instruments, Inc.	9,775	1,015,525
Versum Materials, Inc.	30,561	1,150,010

Security Description	Shares	Value
Xilinx, Inc.	20,902	$1,509,960

		25,472,472

SOFTWARE — 3.6%
Activision Blizzard, Inc.	16,425	1,108,030
Adobe Systems, Inc. (a)	3,578	773,134
ANSYS, Inc. (a)	7,664	1,200,872
Atlassian Corp. PLC Class A (a)	4,724	254,718
Autodesk, Inc. (a)	499	62,664
CA, Inc.	11,216	380,222
Cadence Design Systems, Inc. (a)	32,600	1,198,702
CDK Global, Inc.	9,063	574,050
Citrix Systems, Inc. (a)	17,506	1,624,557
Dell Technologies, Inc. Class V (a)	11,244	823,173
Electronic Arts, Inc. (a)	13,136	1,592,609
Fortinet, Inc. (a)	16,732	896,501
Guidewire Software, Inc. (a)	6,655	537,924
Intuit, Inc.	7,456	1,292,498
Manhattan Associates, Inc. (a)	2,835	118,730
Microsoft Corp.	1,995	182,084
Nuance Communications, Inc. (a)	1,175	18,506
Oracle Corp.	1,306	59,750
PTC, Inc. (a)	1,577	123,022
Red Hat, Inc. (a)	9,729	1,454,583
salesforce.com, Inc. (a)	1,218	141,653
ServiceNow, Inc. (a)	698	115,484
Splunk, Inc. (a)	3,215	316,324
SS&C Technologies Holdings, Inc.	6,344	340,292
Synopsys, Inc. (a)	16,317	1,358,227
Tableau Software, Inc. Class A (a)	3,681	297,498
Take-Two Interactive Software, Inc. (a)	8,701	850,784
Tyler Technologies, Inc. (a)	3,061	645,749
Ultimate Software Group, Inc. (a)	1,336	325,583
VMware, Inc. Class A (a) (b)	10,054	1,219,249
Workday, Inc. Class A (a)	2,466	313,453
Zynga, Inc. Class A (a)	50,292	184,069

		20,384,694

SPECIALTY RETAIL — 3.4%
Advance Auto Parts, Inc.	280	33,194
AutoNation, Inc. (a)	7,496	350,663
AutoZone, Inc. (a)	631	409,323
Best Buy Co., Inc.	61,146	4,279,608
Burlington Stores, Inc. (a)	19,040	2,535,176
CarMax, Inc. (a) (b)	4,339	268,758
Floor & Decor Holdings, Inc. Class A (a) (b)	1,033	53,840
Foot Locker, Inc.	2,437	110,981
GameStop Corp. Class A (b)	512	6,461
Gap, Inc.	84,933	2,649,910
Home Depot, Inc.	1,917	341,686
L Brands, Inc.	6,625	253,141
Lowe’s Cos., Inc.	12,176	1,068,444
Michaels Cos., Inc. (a)	10,778	212,434
Murphy USA, Inc. (a)	7,725	562,380
O’Reilly Automotive, Inc. (a)	1,987	491,544
Penske Automotive Group, Inc.	3,208	142,211
Ross Stores, Inc.	14,801	1,154,182
Sally Beauty Holdings, Inc. (a) (b)	268	4,409

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Signet Jewelers, Ltd.	6,411	$246,952
Tiffany & Co.	12,922	1,261,962
TJX Cos., Inc.	12,230	997,479
Tractor Supply Co.	9,349	589,174
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,454	297,009
Urban Outfitters, Inc. (a)	14,115	521,690
Williams-Sonoma, Inc. (b)	11,767	620,827

		19,463,438

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Apple, Inc.	2,809	471,294
Hewlett Packard Enterprise Co.	47,526	833,606
HP, Inc.	127,664	2,798,395
NCR Corp. (a)	4,926	155,267
NetApp, Inc.	26,000	1,603,940
Western Digital Corp.	28,288	2,610,134
Xerox Corp.	24,876	715,931

		9,188,567

TEXTILES,APPAREL & LUXURY GOODS — 2.7%
Carter’s, Inc.	13,176	1,371,622
Hanesbrands, Inc. (b)	15,770	290,483
Lululemon Athletica, Inc. (a)	6,691	596,302
Michael Kors Holdings, Ltd. (a)	49,827	3,093,260
NIKE, Inc. Class B	13,748	913,417
PVH Corp.	15,799	2,392,443
Ralph Lauren Corp.	7,549	843,978
Skechers U.S.A., Inc. Class A (a)	49,696	1,932,677
Tapestry, Inc.	44,886	2,361,453
VF Corp.	23,678	1,755,013

		15,550,648

THRIFTS & MORTGAGE FINANCE — 0.0% (d)
New York Community Bancorp, Inc.	4,831	62,948

TOBACCO — 0.1%
Altria Group, Inc.	3,168	197,430
Philip Morris International, Inc.	2,502	248,699

		446,129

TRADING COMPANIES & DISTRIBUTORS — 1.1%
Air Lease Corp.	13,758	586,366
Fastenal Co. (b)	11,215	612,227
HD Supply Holdings, Inc. (a)	8,483	321,845
MSC Industrial Direct Co., Inc. Class A	4,195	384,723
United Rentals, Inc. (a)	12,867	2,222,517
Univar, Inc. (a)	10,616	294,594
W.W. Grainger, Inc.	2,311	652,326
Watsco, Inc.	4,417	799,344

Security Description	Shares	Value

WESCO International, Inc. (a)	3,291	$204,207

		6,078,149

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	784	28,953

WATER UTILITIES — 0.2%
American Water Works Co., Inc.	9,382	770,543
Aqua America, Inc.	14,413	490,907

		1,261,450

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	10,347	290,027
T-Mobile US, Inc. (a)	6,485	395,844
United States Cellular Corp. (a)	106	4,260

		690,131

TOTAL COMMON STOCKS (Cost $498,438,017)		569,871,279

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (e) (f)	496,513	496,513
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	4,267,961	4,267,961

TOTAL SHORT-TERM INVESTMENTS (Cost $4,764,474)		4,764,474

TOTAL INVESTMENTS — 100.7% (Cost $503,202,491)		574,635,753

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(3,877,779)

NET ASSETS — 100.0%		$570,757,974

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$19,605,126	$—	$—	$19,605,126
Air Freight & Logistics	7,083,639	—	—	7,083,639
Airlines	8,206,875	—	—	8,206,875
Auto Components	14,778,187	—	—	14,778,187
Automobiles	3,673,108	—	—	3,673,108
Banks	5,622,786	—	—	5,622,786
Beverages	3,068,046	—	—	3,068,046
Biotechnology	4,763,321	—	—	4,763,321
Building Products	8,074,926	—	—	8,074,926
Capital Markets	23,256,063	—	—	23,256,063
Chemicals	21,376,287	—	—	21,376,287
Commercial Services & Supplies	3,914,131	—	—	3,914,131
Communications Equipment	3,626,413	—	—	3,626,413
Construction & Engineering	2,977,995	—	—	2,977,995
Construction Materials	945,360	—	—	945,360
Consumer Finance	4,537,466	—	—	4,537,466
Containers & Packaging	10,325,628	—	—	10,325,628
Distributors	2,207,335	—	—	2,207,335
Diversified Consumer Services	2,615,595	—	—	2,615,595
Diversified Financial Services	818,221	—	—	818,221
Diversified Telecommunication Services	598,809	—	—	598,809
Electric Utilities	15,871,642	—	—	15,871,642
Electrical Equipment	5,387,326	—	—	5,387,326
Electronic Equipment, Instruments & Components	14,685,133	—	—	14,685,133
Energy Equipment & Services	441,790	—	—	441,790
Equity Real Estate Investment Trusts (REITS)	4,819,809	—	—	4,819,809
Food & Staples Retailing	5,763,393	—	—	5,763,393
Food Products	10,544,850	—	—	10,544,850
Gas Utilities	2,175,874	—	—	2,175,874
Health Care Equipment & Supplies	19,033,621	—	—	19,033,621
Health Care Providers & Services	15,673,738	—	—	15,673,738
Health Care Technology	1,865,398	—	—	1,865,398
Hotels, Restaurants & Leisure	19,156,366	—	—	19,156,366
Household Durables	12,573,772	—	—	12,573,772
Household Products	4,131,833	—	—	4,131,833
Independent Power Producers & Energy Traders	3,657,414	—	—	3,657,414
Industrial Conglomerates	1,402,760	—	—	1,402,760
Insurance	28,426,923	—	—	28,426,923
Internet & Catalog Retail	3,692,965	—	—	3,692,965
Internet Software & Services	5,993,350	—	—	5,993,350
IT Services	20,112,306	—	—	20,112,306
Leisure Equipment & Products	3,146,911	—	—	3,146,911
Life Sciences Tools & Services	7,059,465	—	—	7,059,465
Machinery	20,752,200	—	—	20,752,200
Marine	234,621	—	—	234,621
Media	12,252,830	—	—	12,252,830
Metals & Mining	4,489,789	—	—	4,489,789
Mortgage Real Estate Investment Trust (REITs)	2,950,711	—	—	2,950,711
Multi-Utilities	12,219,242	—	—	12,219,242

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Multiline Retail	$6,313,511	$—	$—	$6,313,511
Oil, Gas & Consumable Fuels	8,262,227	—	—	8,262,227
Paper & Forest Products	997,520	—	—	997,520
Personal Products	3,542,615	—	—	3,542,615
Pharmaceuticals	2,536,455	—	—	2,536,455
Professional Services	7,944,036	—	—	7,944,036
Real Estate Investment Trusts (REITs)	20,348,539	—	—	20,348,539
Real Estate Management & Development	4,272,797	—	—	4,272,797
Road & Rail	6,434,651	—	—	6,434,651
Semiconductors & Semiconductor Equipment	25,472,472	—	—	25,472,472
Software	20,384,694	—	—	20,384,694
Specialty Retail	19,463,438	—	—	19,463,438
Technology Hardware, Storage & Peripherals	9,188,567	—	—	9,188,567
Textiles, Apparel & Luxury Goods	15,550,648	—	—	15,550,648
Thrifts & Mortgage Finance	62,948	—	—	62,948
Tobacco	446,129	—	—	446,129
Trading Companies & Distributors	6,078,149	—	—	6,078,149
Transportation Infrastructure	28,953	—	—	28,953
Water Utilities	1,261,450	—	—	1,261,450
Wireless Telecommunication Services	690,131	—	—	690,131
Short-Term Investments	4,764,474	—	—	4,764,474

TOTAL INVESTMENTS	$574,635,753	$—	$—	$574,635,753

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Corp	13,473	$1,208,932	$86,998	$1,047,312	$79,721	$3,363	3,326	$331,702	$5,065	$—

State Street Institutional U.S. Government Money Market Fund, Class G Shares	664,600	664,600	52,900,318	53,068,405	—	—	496,513	496,513	14,225	—

State Street Navigator Securities Lending Government Money Market Portfolio	291,833	291,833	30,967,241	26,991,113	—	—	4,267,961	4,267,961	12,854	—

Total		$2,165,365	$83,954,557	$81,106,830	$79,721	$3,363		$5,096,176	$32,144	$—

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000® YIELD FOCUS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.2%
Harris Corp.	14,773	$2,382,589
Huntington Ingalls Industries, Inc.	2,325	599,292
L3 Technologies, Inc.	5,961	1,239,888
Orbital ATK, Inc.	3,477	461,085

		4,682,854

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	21,396	2,005,019
Expeditors International of Washington, Inc.	14,900	943,170

		2,948,189

AIRLINES — 0.2%
Copa Holdings SA Class A	7,119	915,717

AUTO COMPONENTS — 0.6%
BorgWarner, Inc.	15,406	773,843
Gentex Corp.	67,785	1,560,411

		2,334,254

AUTOMOBILES — 1.2%
Ford Motor Co.	218,164	2,417,257
Harley-Davidson, Inc.	35,642	1,528,329
Thor Industries, Inc.	5,193	598,078

		4,543,664

BANKS — 0.9%
Associated Banc-Corp.	9,663	240,126
Bank of Hawaii Corp.	2,798	232,514
BankUnited, Inc.	7,879	315,003
FNB Corp.	22,754	306,041
PacWest Bancorp	18,187	900,802
People’s United Financial, Inc.	22,296	416,043
Popular, Inc.	6,192	257,711
Prosperity Bancshares, Inc.	3,700	268,731
TCF Financial Corp.	13,968	318,610

		3,255,581

BEVERAGES — 0.4%
Dr. Pepper Snapple Group, Inc.	13,546	1,603,575

BUILDING PRODUCTS — 0.2%
Owens Corning	8,257	663,863

CAPITAL MARKETS — 3.6%
BGC Partners, Inc. Class A	43,630	586,823
Eaton Vance Corp.	28,652	1,595,057
FactSet Research Systems, Inc. (a)	1,885	375,907
Federated Investors, Inc. Class B (a)	30,495	1,018,533
Franklin Resources, Inc.	24,937	864,815
Invesco, Ltd.	34,961	1,119,102
Lazard, Ltd. Class A	38,116	2,003,377
Legg Mason, Inc.	19,935	810,358
LPL Financial Holdings, Inc.	28,091	1,715,517
Morningstar, Inc.	1,355	129,430
T Rowe Price Group, Inc.	32,389	3,497,040

		13,715,959

CHEMICALS — 5.2%
Ashland Global Holdings, Inc.	11,867	828,198

Security Description	Shares	Value

Cabot Corp.	17,264	$961,950
Celanese Corp. Series A	10,590	1,061,224
Eastman Chemical Co.	20,454	2,159,533
Huntsman Corp.	55,361	1,619,309
International Flavors & Fragrances, Inc.	5,351	732,605
LyondellBasell Industries NV Class A	64,966	6,865,607
Mosaic Co.	111,570	2,708,920
NewMarket Corp.	622	249,845
Olin Corp.	53,199	1,616,718
RPM International, Inc.	22,551	1,075,006
Scotts Miracle-Gro Co. (a)	4,374	375,071

		20,253,986

COMMERCIAL SERVICES & SUPPLIES — 0.4%
KAR Auction Services, Inc.	18,475	1,001,345
Pitney Bowes, Inc.	59,224	644,949

		1,646,294

COMMUNICATIONS EQUIPMENT — 0.6%
Motorola Solutions, Inc.	21,743	2,289,538

CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	13,310	761,598

CONSUMER FINANCE — 0.6%
Discover Financial Services	21,253	1,528,728
Navient Corp.	54,868	719,868

		2,248,596

CONTAINERS & PACKAGING — 3.1%
AptarGroup, Inc.	3,098	278,293
Avery Dennison Corp.	14,933	1,586,631
Bemis Co., Inc.	24,034	1,045,960
Graphic Packaging Holding Co.	60,049	921,752
International Paper Co.	37,151	1,984,978
Packaging Corp. of America	11,809	1,330,874
Sealed Air Corp. (a)	10,265	439,239
Sonoco Products Co.	31,603	1,532,746
WestRock Co.	44,533	2,857,683

		11,978,156

DISTRIBUTORS — 1.0%
Genuine Parts Co.	43,507	3,908,669

DIVERSIFIED CONSUMER SERVICES — 0.4%
H&R Block, Inc.	65,825	1,672,613

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
CenturyLink, Inc.	171,673	2,820,587

ELECTRIC UTILITIES — 4.7%
Alliant Energy Corp.	21,038	859,613
Avangrid, Inc. (a)	8,304	424,500
Edison International	14,669	933,829
Entergy Corp.	23,160	1,824,545
Eversource Energy	19,696	1,160,488
Exelon Corp.	56,594	2,207,732
FirstEnergy Corp.	59,328	2,017,745
Great Plains Energy, Inc.	35,452	1,127,019
Hawaiian Electric Industries, Inc.	33,345	1,146,401

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000® YIELD FOCUS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

OGE Energy Corp.	39,871	$1,306,573
PG&E Corp.	17,344	761,922
Pinnacle West Capital Corp.	12,348	985,370
PPL Corp.	41,350	1,169,791
Westar Energy, Inc.	18,164	955,245
Xcel Energy, Inc.	28,093	1,277,670

		18,158,443

ELECTRICAL EQUIPMENT — 0.9%
Eaton Corp. PLC	23,913	1,910,888
Hubbell, Inc.	10,499	1,278,568
Regal Beloit Corp.	3,000	220,050

		3,409,506

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
Avnet, Inc.	7,167	299,294
Corning, Inc.	173,222	4,829,429
FLIR Systems, Inc.	7,045	352,321
National Instruments Corp.	12,592	636,777

		6,117,821

ENERGY EQUIPMENT & SERVICES — 0.8%
Helmerich & Payne, Inc.	33,753	2,246,600
Nabors Industries, Ltd.	23,466	164,027
Oceaneering International, Inc.	31,083	576,279

		2,986,906

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.0%
Colony NorthStar, Inc. Class A REIT (a)	46,812	263,083
CoreCivic, Inc. REIT	37,277	727,647
CoreSite Realty Corp. REIT	2,700	270,702
EPR Properties REIT	15,413	853,880
Gaming and Leisure Properties, Inc. REIT	54,819	1,834,792
Lamar Advertising Co. Class A REIT	26,689	1,699,022
Medical Properties Trust, Inc. REIT	84,746	1,101,698
National Retail Properties, Inc. REIT	24,804	973,805
Omega Healthcare Investors, Inc. REIT (a)	61,862	1,672,748
Outfront Media, Inc. REIT	35,275	661,054
Spirit Realty Capital, Inc. REIT	49,904	387,255
WP Carey, Inc. REIT	18,224	1,129,706

		11,575,392

FOOD & STAPLES RETAILING — 0.9%
Sysco Corp.	57,074	3,422,157

FOOD PRODUCTS — 3.1%
Archer-Daniels-Midland Co.	39,958	1,732,978
Bunge, Ltd.	15,467	1,143,630
Campbell Soup Co. (a)	15,709	680,357
Flowers Foods, Inc.	56,201	1,228,554
General Mills, Inc.	37,091	1,671,320
Hershey Co.	7,556	747,742
Hormel Foods Corp. (a)	24,530	841,870
Ingredion, Inc.	6,236	803,945
J.M. Smucker Co.	11,082	1,374,279
McCormick & Co., Inc.	7,049	749,943

Security Description	Shares	Value

Tyson Foods, Inc. Class A	15,717	$1,150,327

		12,124,945

GAS UTILITIES — 0.3%
Atmos Energy Corp.	5,515	464,583
National Fuel Gas Co. (a)	5,315	273,457
UGI Corp.	12,081	536,638

		1,274,678

HEALTH CARE PROVIDERS & SERVICES — 1.0%
Cardinal Health, Inc.	51,527	3,229,712
Patterson Cos., Inc.	24,941	554,439

		3,784,151

HOTELS, RESTAURANTS & LEISURE — 2.6%
Carnival Corp.	22,867	1,499,618
Darden Restaurants, Inc.	28,522	2,431,501
Dunkin’ Brands Group, Inc. (a)	5,615	335,159
Extended Stay America, Inc.	41,893	828,225
International Game Technology PLC	34,337	917,828
Six Flags Entertainment Corp. (a)	18,068	1,124,914
Wyndham Worldwide Corp.	11,594	1,326,701
Yum! Brands, Inc.	18,441	1,569,882

		10,033,828

HOUSEHOLD DURABLES — 1.8%
Garmin, Ltd.	38,299	2,256,960
Leggett & Platt, Inc.	40,684	1,804,742
PulteGroup, Inc.	20,317	599,148
Tupperware Brands Corp.	15,958	772,048
Whirlpool Corp.	9,804	1,501,091

		6,933,989

HOUSEHOLD PRODUCTS — 0.2%
Clorox Co.	6,973	928,176

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
AES Corp.	149,994	1,705,432

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	5,699	595,033

INSURANCE — 4.5%
American National Insurance Co.	967	113,100
Arthur J Gallagher & Co.	22,176	1,524,157
Aspen Insurance Holdings, Ltd.	5,979	268,158
Assurant, Inc.	6,096	557,235
Assured Guaranty, Ltd.	13,728	496,954
Axis Capital Holdings, Ltd.	12,571	723,712
Cincinnati Financial Corp.	17,844	1,325,095
CNA Financial Corp.	1,832	90,409
Erie Indemnity Co. Class A	5,677	667,842
Everest Re Group, Ltd.	6,087	1,563,263
First American Financial Corp.	34,150	2,003,922
FNF Group	39,432	1,578,069
Hanover Insurance Group, Inc.	5,540	653,111
Mercury General Corp.	5,948	272,835
Old Republic International Corp.	77,639	1,665,357
ProAssurance Corp.	4,189	203,376
Progressive Corp.	31,196	1,900,772

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000® YIELD FOCUS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Unum Group	12,578	$598,839
Validus Holdings, Ltd.	19,854	1,339,152

		17,545,358

IT SERVICES — 1.6%
Booz Allen Hamilton Holding Corp.	10,131	392,272
Broadridge Financial Solutions, Inc.	7,938	870,719
CSRA, Inc.	20,122	829,630
Paychex, Inc.	28,716	1,768,619
Sabre Corp.	34,827	747,039
Western Union Co. (a)	76,637	1,473,730

		6,082,009

LEISURE EQUIPMENT & PRODUCTS — 1.0%
Brunswick Corp.	8,987	533,738
Hasbro, Inc.	10,966	924,434
Mattel, Inc. (a)	109,108	1,434,770
Polaris Industries, Inc. (a)	9,554	1,094,124

		3,987,066

MACHINERY — 2.2%
Allison Transmission Holdings, Inc.	9,731	380,093
Crane Co.	5,478	508,030
Cummins, Inc.	18,270	2,961,385
Donaldson Co., Inc.	7,705	347,110
ITT, Inc.	12,393	607,009
Lincoln Electric Holdings, Inc.	3,781	340,101
Oshkosh Corp.	11,360	877,787
Snap-on, Inc.	6,813	1,005,190
Timken Co.	22,577	1,029,511
Trinity Industries, Inc.	14,394	469,676

		8,525,892

MEDIA — 2.3%
Cinemark Holdings, Inc. (a)	23,678	891,950
Interpublic Group of Cos., Inc.	60,716	1,398,289
John Wiley & Sons, Inc. Class A	14,127	899,890
News Corp. Class A	52,377	827,557
News Corp. Class B	16,278	262,076
Omnicom Group, Inc.	31,080	2,258,584
TEGNA, Inc.	67,929	773,711
Tribune Media Co. Class A	7,413	300,301
Viacom, Inc. Class A	1,122	44,431
Viacom, Inc. Class B	42,473	1,319,211

		8,976,000

METALS & MINING — 1.4%
Nucor Corp.	35,908	2,193,620
Reliance Steel & Aluminum Co.	14,846	1,272,896
Steel Dynamics, Inc.	30,702	1,357,642
Tahoe Resources, Inc.	89,108	417,917

		5,242,075

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.4%
AGNC Investment Corp. REIT	74,548	1,410,448
Chimera Investment Corp. REIT	59,542	1,036,626
MFA Financial, Inc. REIT	87,178	656,451
New Residential Investment Corp. REIT	97,608	1,605,652

Security Description	Shares	Value

Starwood Property Trust, Inc. REIT	28,516	$597,410

		5,306,587

MULTI-UTILITIES — 3.6%
Ameren Corp.	30,373	1,720,023
CenterPoint Energy, Inc.	78,064	2,138,953
CMS Energy Corp.	21,675	981,661
Consolidated Edison, Inc.	17,896	1,394,814
DTE Energy Co.	10,394	1,085,133
MDU Resources Group, Inc.	37,069	1,043,863
NiSource, Inc.	24,104	576,327
Public Service Enterprise Group, Inc.	39,891	2,004,124
SCANA Corp.	17,107	642,368
Vectren Corp.	12,890	823,929
WEC Energy Group, Inc.	24,727	1,550,383

		13,961,578

MULTILINE RETAIL — 4.6%
Dollar General Corp.	15,670	1,465,929
Kohl’s Corp.	54,649	3,580,056
Macy’s, Inc. (a)	96,996	2,884,661
Nordstrom, Inc.	37,091	1,795,575
Target Corp.	117,777	8,177,257

		17,903,478

OIL, GAS & CONSUMABLE FUELS — 4.8%
Andeavor	10,498	1,055,679
HollyFrontier Corp.	33,459	1,634,807
Marathon Petroleum Corp.	28,008	2,047,665
Murphy Oil Corp. (a)	26,236	677,938
ONEOK, Inc.	49,596	2,823,004
PBF Energy, Inc. Class A	34,811	1,180,093
Targa Resources Corp.	34,137	1,502,028
Valero Energy Corp.	64,211	5,956,854
Williams Cos., Inc.	67,608	1,680,735

		18,558,803

PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	19,774	841,186

PERSONAL PRODUCTS — 0.3%
Nu Skin Enterprises, Inc. Class A	16,446	1,212,235

PROFESSIONAL SERVICES — 1.6%
Dun & Bradstreet Corp.	3,184	372,528
ManpowerGroup, Inc.	18,158	2,089,986
Nielsen Holdings PLC	44,042	1,400,095
Robert Half International, Inc.	38,938	2,254,121

		6,116,730

REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.3%
Annaly Capital Management, Inc. REIT	231,151	2,410,905
Apple Hospitality REIT, Inc.	52,947	930,279
Brixmor Property Group, Inc. REIT	80,251	1,223,828
Camden Property Trust REIT	26,555	2,235,400
Columbia Property Trust, Inc. REIT	16,828	344,301
CubeSmart REIT	16,900	476,580
DDR Corp. REIT	27,539	201,861
Duke Realty Corp. REIT	24,687	653,712

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000® YIELD FOCUS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Equity LifeStyle Properties, Inc. REIT	5,412	$475,011
Equity Residential REIT	86,795	5,348,308
Extra Space Storage, Inc. REIT	19,752	1,725,535
Federal Realty Investment Trust REIT	5,970	693,177
GGP, Inc. REIT	72,913	1,491,800
HCP, Inc. REIT	59,712	1,387,110
Highwoods Properties, Inc. REIT	7,297	319,754
Hospitality Properties Trust REIT	52,626	1,333,543
Host Hotels & Resorts, Inc. REIT	232,859	4,340,492
Iron Mountain, Inc. REIT	16,804	552,179
JBG SMITH Properties REIT	5,932	199,968
Kilroy Realty Corp. REIT	6,760	479,690
Kimco Realty Corp. REIT	57,865	833,256
Liberty Property Trust REIT	44,284	1,759,403
Life Storage, Inc. REIT	6,889	575,369
Macerich Co. REIT	31,729	1,777,458
Piedmont Office Realty Trust, Inc. Class A REIT	21,642	380,683
Rayonier, Inc. REIT	41,072	1,444,913
Retail Properties of America, Inc. Class A REIT	76,042	886,650
Senior Housing Properties Trust REIT	35,382	554,082
STORE Capital Corp. REIT	26,353	654,081
Tanger Factory Outlet Centers, Inc. REIT (a)	29,721	653,862
Taubman Centers, Inc. REIT	11,150	634,546
Two Harbors Investment Corp.	55,632	855,064
Vornado Realty Trust REIT	11,643	783,574
Weingarten Realty Investors REIT	37,850	1,062,828

		39,679,202

ROAD & RAIL — 0.3%
Ryder System, Inc.	16,710	1,216,321

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Maxim Integrated Products, Inc.	46,199	2,782,104
Xilinx, Inc.	31,928	2,306,479

		5,088,583

SOFTWARE — 0.5%
CA, Inc.	60,810	2,061,459

SPECIALTY RETAIL — 4.4%
Bed Bath & Beyond, Inc.	28,808	604,680
Best Buy Co., Inc.	28,770	2,013,612
Dick’s Sporting Goods, Inc.	24,332	852,837
Foot Locker, Inc.	41,508	1,890,274
GameStop Corp. Class A (a)	29,308	369,867
Gap, Inc.	77,170	2,407,704
L Brands, Inc.	76,046	2,905,718
Penske Automotive Group, Inc.	6,523	289,164
Signet Jewelers, Ltd.	21,560	830,491
Tiffany & Co.	12,874	1,257,275
Tractor Supply Co.	32,387	2,041,029
Williams-Sonoma, Inc. (a)	27,503	1,451,058

		16,913,709

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.6%
HP, Inc.	539,900	11,834,608

Security Description	Shares	Value

NetApp, Inc.	74,218	$4,578,508
Xerox Corp.	53,459	1,538,550

		17,951,666

TEXTILES, APPAREL & LUXURY GOODS — 2.6%
Carter’s, Inc.	12,688	1,320,821
Hanesbrands, Inc. (a)	46,070	848,609
Ralph Lauren Corp.	17,824	1,992,723
Tapestry, Inc.	45,234	2,379,761
VF Corp.	48,278	3,578,365

		10,120,279

THRIFTS & MORTGAGE FINANCE — 0.3%
New York Community Bancorp, Inc.	73,719	960,559

TRADING COMPANIES & DISTRIBUTORS — 2.7%
Fastenal Co. (a)	46,299	2,527,462
MSC Industrial Direct Co., Inc. Class A	13,893	1,274,127
W.W. Grainger, Inc.	16,787	4,738,467
Watsco, Inc.	9,605	1,738,217

		10,278,273

TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	13,670	504,833

WATER UTILITIES — 0.1%
Aqua America, Inc.	12,350	420,641

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	31,356	878,909

TOTAL COMMON STOCKS (Cost $338,494,900)		385,627,581

SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b) (c)	328,370	328,370
State Street Navigator Securities Lending Government Money Market Portfolio (b) (d)	2,338,480	2,338,480

TOTAL SHORT-TERM INVESTMENTS (Cost $2,666,850)		2,666,850

TOTAL INVESTMENTS — 100.4% (Cost $341,161,750)		388,294,431

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(1,469,021)

NET ASSETS — 100.0%		$386,825,410

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000® YIELD FOCUS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.
(d)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$4,682,854	$—	$—	$4,682,854
Air Freight & Logistics	2,948,189	—	—	2,948,189
Airlines	915,717	—	—	915,717
Auto Components	2,334,254	—	—	2,334,254
Automobiles	4,543,664	—	—	4,543,664
Banks	3,255,581	—	—	3,255,581
Beverages	1,603,575	—	—	1,603,575
Building Products	663,863	—	—	663,863
Capital Markets	13,715,959	—	—	13,715,959
Chemicals	20,253,986	—	—	20,253,986
Commercial Services & Supplies	1,646,294	—	—	1,646,294
Communications Equipment	2,289,538	—	—	2,289,538
Construction & Engineering	761,598	—	—	761,598
Consumer Finance	2,248,596	—	—	2,248,596
Containers & Packaging	11,978,156	—	—	11,978,156
Distributors	3,908,669	—	—	3,908,669
Diversified Consumer Services	1,672,613	—	—	1,672,613
Diversified Telecommunication Services	2,820,587	—	—	2,820,587
Electric Utilities	18,158,443	—	—	18,158,443
Electrical Equipment	3,409,506	—	—	3,409,506
Electronic Equipment, Instruments & Components	6,117,821	—	—	6,117,821
Energy Equipment & Services	2,986,906	—	—	2,986,906
Equity Real Estate Investment Trusts (REITS)	11,575,392	—	—	11,575,392
Food & Staples Retailing	3,422,157	—	—	3,422,157
Food Products	12,124,945	—	—	12,124,945
Gas Utilities	1,274,678	—	—	1,274,678
Health Care Providers & Services	3,784,151	—	—	3,784,151
Hotels, Restaurants & Leisure	10,033,828	—	—	10,033,828
Household Durables	6,933,989	—	—	6,933,989
Household Products	928,176	—	—	928,176
Independent Power Producers & Energy Traders	1,705,432	—	—	1,705,432
Industrial Conglomerates	595,033	—	—	595,033
Insurance	17,545,358	—	—	17,545,358
IT Services	6,082,009	—	—	6,082,009
Leisure Equipment & Products	3,987,066	—	—	3,987,066
Machinery	8,525,892	—	—	8,525,892
Media	8,976,000	—	—	8,976,000
Metals & Mining	5,242,075	—	—	5,242,075
Mortgage Real Estate Investment Trust (REITs)	5,306,587	—	—	5,306,587
Multi-Utilities	13,961,578	—	—	13,961,578

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000® YIELD FOCUS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Multiline Retail	$17,903,478	$—	$—	$17,903,478
Oil, Gas & Consumable Fuels	18,558,803	—	—	18,558,803
Paper & Forest Products	841,186	—	—	841,186
Personal Products	1,212,235	—	—	1,212,235
Professional Services	6,116,730	—	—	6,116,730
Real Estate Investment Trusts (REITs)	39,679,202	—	—	39,679,202
Road & Rail	1,216,321	—	—	1,216,321
Semiconductors & Semiconductor Equipment	5,088,583	—	—	5,088,583
Software	2,061,459	—	—	2,061,459
Specialty Retail	16,913,709	—	—	16,913,709
Technology Hardware, Storage & Peripherals	17,951,666	—	—	17,951,666
Textiles, Apparel & Luxury Goods	10,120,279	—	—	10,120,279
Thrifts & Mortgage Finance	960,559	—	—	960,559
Trading Companies & Distributors	10,278,273	—	—	10,278,273
Transportation Infrastructure	504,833	—	—	504,833
Water Utilities	420,641	—	—	420,641
Wireless Telecommunication Services	878,909	—	—	878,909
Short-Term Investments	2,666,850	—	—	2,666,850

TOTAL INVESTMENTS	$388,294,431	$—	$—	$388,294,431

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government

Money Market Fund, Class G Shares	382,998	$382,998	$50,590,744	$50,645,372	$—	$—	328,370	$328,370	$12,752	$—

State Street Navigator Securities Lending

Government Money Market Portfolio	3,242,093	3,242,093	39,642,562	40,546,175	—	—	2,338,480	2,338,480	15,807	—

Total		$3,625,091	$90,233,306	$91,191,547	$—	$—		$2,666,850	$28,559	$—

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.8%
AAR Corp.	71	$3,132
Aerojet Rocketdyne Holdings, Inc. (a)	154	4,307
Aerovironment, Inc. (a)	39	1,775
Arconic, Inc.	446	10,276
Axon Enterprise, Inc. (a) (b)	9	354
Boeing Co.	1,220	400,014
Cubic Corp.	40	2,544
Curtiss-Wright Corp.	53	7,159
Engility Holdings, Inc. (a)	5	122
General Dynamics Corp.	201	44,401
Harris Corp.	246	39,675
Huntington Ingalls Industries, Inc.	49	12,630
KLX, Inc. (a)	115	8,172
L3 Technologies, Inc.	101	21,008
Lockheed Martin Corp.	349	117,938
Mercury Systems, Inc. (a)	86	4,155
Moog, Inc. Class A (a)	61	5,027
Northrop Grumman Corp.	304	106,132
Orbital ATK, Inc.	120	15,913
Raytheon Co.	437	94,313
Rockwell Collins, Inc.	334	45,040
Teledyne Technologies, Inc. (a)	69	12,915
Textron, Inc.	250	14,742
TransDigm Group, Inc.	85	26,090
United Technologies Corp.	711	89,458

		1,087,292

AIR FREIGHT & LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	45	2,720
C.H. Robinson Worldwide, Inc.	134	12,557
Expeditors International of Washington, Inc.	209	13,230
FedEx Corp.	374	89,801
Forward Air Corp.	36	1,903
Hub Group, Inc. Class A (a)	9	377
United Parcel Service, Inc. Class B	503	52,644

		173,232

AIRLINES — 0.4%
Alaska Air Group, Inc.	24	1,487
Allegiant Travel Co.	1	173
American Airlines Group, Inc.	355	18,446
Delta Air Lines, Inc.	703	38,531
Hawaiian Holdings, Inc.	19	735
JetBlue Airways Corp. (a)	235	4,775
SkyWest, Inc.	105	5,712
Southwest Airlines Co.	634	36,316
United Continental Holdings, Inc. (a)	41	2,848

		109,023

AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc. (a)	14	213
Aptiv PLC	549	46,649
BorgWarner, Inc.	324	16,274
Cooper-Standard Holdings, Inc. (a)	19	2,333
Dana, Inc.	318	8,192

Security Description	Shares	Value

Delphi Technologies PLC	33	$1,572
Dorman Products, Inc. (a)	36	2,384
Fox Factory Holding Corp. (a)	74	2,583
Gentex Corp.	236	5,433
LCI Industries	26	2,708
Superior Industries International, Inc.	5	66

		88,407

AUTOMOBILES — 0.2%
Ford Motor Co.	1,537	17,030
General Motors Co.	1,065	38,702
Harley-Davidson, Inc. (b)	10	429
Thor Industries, Inc.	86	9,904
Winnebago Industries, Inc.	55	2,068

		68,133

BANKS — 6.0%
Ameris Bancorp	75	3,967
Associated Banc-Corp.	31	770
Banc of California, Inc. (b)	19	367
BancorpSouth Bank	28	890
Bank of America Corp.	14,527	435,665
BB&T Corp.	493	25,656
Brookline Bancorp, Inc.	20	324
Cathay General Bancorp	69	2,759
Citigroup, Inc.	4,191	282,892
Citizens Financial Group, Inc.	411	17,254
City Holding Co.	8	548
Columbia Banking System, Inc.	24	1,007
Comerica, Inc.	243	23,311
Cullen/Frost Bankers, Inc.	29	3,076
CVB Financial Corp. (b)	33	747
East West Bancorp, Inc.	139	8,693
Fifth Third Bancorp	664	21,082
First Financial Bancorp	28	822
First Horizon National Corp.	134	2,523
Hancock Holding Co.	48	2,482
Huntington Bancshares, Inc.	623	9,407
Independent Bank Corp.	18	1,288
International Bancshares Corp.	5	195
JPMorgan Chase & Co.	4,439	488,157
KeyCorp	775	15,151
LegacyTexas Financial Group, Inc.	35	1,499
M&T Bank Corp.	76	14,011
Pinnacle Financial Partners, Inc.	4	257
PNC Financial Services Group, Inc.	504	76,225
Regions Financial Corp.	1,199	22,277
S&T Bancorp, Inc.	11	439
ServisFirst Bancshares, Inc. (b)	86	3,511
Sterling Bancorp	165	3,721
SunTrust Banks, Inc.	395	26,876
SVB Financial Group (a)	111	26,641
Synovus Financial Corp.	95	4,744
TCF Financial Corp.	81	1,848
Texas Capital Bancshares, Inc. (a)	19	1,708
Tompkins Financial Corp.	10	758
Umpqua Holdings Corp.	186	3,982
United Community Banks, Inc.	21	665
US Bancorp	618	31,209

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Webster Financial Corp.	26	$1,440
Wells Fargo & Co.	2,716	142,346
Wintrust Financial Corp.	48	4,130
Zions Bancorp	265	13,973

		1,731,293

BEVERAGES — 1.5%
Brown-Forman Corp. Class B	533	28,995
Coca-Cola Co.	2,807	121,908
Constellation Brands, Inc. Class A	363	82,735
Dr. Pepper Snapple Group, Inc.	100	11,838
Monster Beverage Corp. (a)	854	48,858
PepsiCo, Inc.	1,355	147,898

		442,232

BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	3,492	330,518
Acorda Therapeutics, Inc. (a)	4	95
Alexion Pharmaceuticals, Inc. (a)	38	4,235
Amgen, Inc.	489	83,365
Biogen, Inc. (a)	261	71,467
Celgene Corp. (a)	59	5,263
Emergent BioSolutions, Inc. (a)	73	3,843
Enanta Pharmaceuticals, Inc. (a)	36	2,913
Gilead Sciences, Inc.	373	28,120
Ligand Pharmaceuticals, Inc. (a)	39	6,441
MiMedx Group, Inc. (a) (b)	204	1,422
Momenta Pharmaceuticals, Inc. (a)	24	436
Myriad Genetics, Inc. (a)	149	4,403
Regeneron Pharmaceuticals, Inc. (a)	30	10,331
Repligen Corp. (a)	56	2,026
Spectrum Pharmaceuticals, Inc. (a)	183	2,944
United Therapeutics Corp. (a)	13	1,461
Vertex Pharmaceuticals, Inc. (a)	546	88,987

		648,270

BUILDING PRODUCTS — 0.3%
AAON, Inc.	66	2,574
Allegion PLC	90	7,676
American Woodmark Corp. (a)	29	2,855
AO Smith Corp.	201	12,782
Apogee Enterprises, Inc.	16	694
Fortune Brands Home & Security, Inc.	163	9,599
Gibraltar Industries, Inc. (a)	16	542
Griffon Corp.	25	456
Lennox International, Inc.	48	9,810
Masco Corp.	469	18,966
Patrick Industries, Inc. (a)	23	1,422
Quanex Building Products Corp.	55	957
Simpson Manufacturing Co., Inc.	41	2,361
Trex Co., Inc. (a)	65	7,070
Universal Forest Products, Inc.	4	130

		77,894

CAPITAL MARKETS — 3.7%
Affiliated Managers Group, Inc.	89	16,873
Ameriprise Financial, Inc.	325	48,081
Bank of New York Mellon Corp.	1,079	55,601
BlackRock, Inc.	230	124,596

Security Description	Shares	Value

Cboe Global Markets, Inc.	244	$27,840
Charles Schwab Corp.	1,415	73,891
CME Group, Inc.	403	65,181
E*TRADE Financial Corp. (a)	404	22,386
Eaton Vance Corp.	195	10,856
Evercore, Inc. Class A	81	7,063
FactSet Research Systems, Inc. (b)	20	3,988
Federated Investors, Inc. Class B (b)	186	6,212
Franklin Resources, Inc.	201	6,971
Goldman Sachs Group, Inc.	219	55,157
Interactive Brokers Group, Inc. Class A	131	8,808
Intercontinental Exchange, Inc.	623	45,180
Invesco, Ltd.	573	18,342
Investment Technology Group, Inc.	13	257
Janus Henderson Group PLC	234	7,743
Legg Mason, Inc.	148	6,016
MarketAxess Holdings, Inc.	40	8,698
Moody’s Corp.	346	55,810
Morgan Stanley	1,629	87,901
MSCI, Inc.	175	26,157
Nasdaq, Inc.	49	4,225
Northern Trust Corp.	228	23,514
Piper Jaffray Cos	20	1,661
Raymond James Financial, Inc.	124	11,087
S&P Global, Inc.	490	93,619
SEI Investments Co.	240	17,978
State Street Corp. (c)	516	51,461
Stifel Financial Corp.	130	7,700
T Rowe Price Group, Inc.	536	57,872
Virtus Investment Partners, Inc.	13	1,609
Waddell & Reed Financial, Inc. Class A (b)	78	1,576
WisdomTree Investments, Inc.	6	55

		1,061,965

CHEMICALS — 2.1%
A Schulman, Inc.	25	1,075
AdvanSix, Inc. (a)	41	1,426
Air Products & Chemicals, Inc.	209	33,237
Albemarle Corp. (b)	202	18,733
American Vanguard Corp.	13	263
Ashland Global Holdings, Inc.	86	6,002
Balchem Corp.	16	1,308
Cabot Corp.	59	3,287
CF Industries Holdings, Inc.	305	11,508
Chemours Co.	398	19,387
DowDuPont, Inc.	2,501	159,339
Eastman Chemical Co.	185	19,532
Ecolab, Inc.	190	26,043
FMC Corp.	288	22,052
HB Fuller Co.	51	2,536
Ingevity Corp. (a)	91	6,706
Innophos Holdings, Inc.	14	563
Innospec, Inc.	10	686
International Flavors & Fragrances, Inc.	114	15,608
Koppers Holdings, Inc. (a)	21	863
Kraton Corp. (a)	50	2,385
LyondellBasell Industries NV Class A	345	36,460
Monsanto Co.	221	25,788

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Olin Corp.	340	$10,333
PolyOne Corp.	150	6,378
PPG Industries, Inc.	244	27,230
Praxair, Inc.	436	62,915
Quaker Chemical Corp.	34	5,036
Rayonier Advanced Materials, Inc.	89	1,911
RPM International, Inc.	16	763
Scotts Miracle-Gro Co. (b)	25	2,144
Sensient Technologies Corp.	24	1,694
Sherwin-Williams Co.	156	61,171
Stepan Co.	14	1,165
Tredegar Corp.	11	197
Valvoline, Inc.	113	2,501

		598,225

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	53	1,774
Brady Corp. Class A	34	1,263
Brink’s Co.	96	6,850
Cintas Corp.	148	25,246
Copart, Inc. (a)	420	21,391
Deluxe Corp.	29	2,146
Healthcare Services Group, Inc. (b)	76	3,304
Herman Miller, Inc.	49	1,565
Interface, Inc.	51	1,285
Matthews International Corp. Class A	16	810
Mobile Mini, Inc.	81	3,523
MSA Safety, Inc.	44	3,663
Republic Services, Inc.	293	19,405
Rollins, Inc.	189	9,645
Tetra Tech, Inc.	59	2,888
UniFirst Corp.	24	3,880
US Ecology, Inc.	9	480
Viad Corp.	38	1,993
Waste Management, Inc.	516	43,406

		154,517

COMMUNICATIONS EQUIPMENT — 1.0%
ADTRAN, Inc.	29	451
Black Box Corp.	5	10
CalAmp Corp. (a)	69	1,579
Cisco Systems, Inc.	6,231	267,248
F5 Networks, Inc. (a)	4	579
InterDigital, Inc.	14	1,030
Juniper Networks, Inc.	148	3,601
Lumentum Holdings, Inc. (a)	59	3,764
Motorola Solutions, Inc.	154	16,216
NETGEAR, Inc. (a)	1	57
Plantronics, Inc.	28	1,690
ViaSat, Inc. (a) (b)	46	3,023
Viavi Solutions, Inc. (a)	313	3,042

		302,290

CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)	35	1,247
Aegion Corp. (a)	18	412
Comfort Systems USA, Inc.	59	2,434
Dycom Industries, Inc. (a)	54	5,812

Security Description	Shares	Value

EMCOR Group, Inc.	43	$3,351
Fluor Corp.	24	1,373
Granite Construction, Inc.	31	1,732
Jacobs Engineering Group, Inc.	60	3,549
KBR, Inc.	115	1,862
MYR Group, Inc. (a)	44	1,356
Orion Group Holdings, Inc. (a)	15	99
Quanta Services, Inc. (a)	78	2,679
Valmont Industries, Inc.	16	2,341

		28,247

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	43	4,431
Martin Marietta Materials, Inc.	31	6,427
Vulcan Materials Co.	65	7,421

		18,279

CONSUMER FINANCE — 0.7%
American Express Co.	1,100	102,608
Capital One Financial Corp.	403	38,616
Discover Financial Services	310	22,298
FirstCash, Inc.	103	8,369
Green Dot Corp. Class A (a)	96	6,159
PRA Group, Inc. (a) (b)	8	304
SLM Corp. (a)	65	729
Synchrony Financial	319	10,696

		189,779

CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc.	59	5,300
Avery Dennison Corp.	171	18,169
Ball Corp.	36	1,430
Greif, Inc. Class A	34	1,776
International Paper Co.	163	8,709
Myers Industries, Inc.	13	275
Owens-Illinois, Inc. (a)	71	1,538
Packaging Corp. of America	144	16,229
Sealed Air Corp. (b)	30	1,284
Sonoco Products Co.	60	2,910
WestRock Co.	273	17,518

		75,138

DISTRIBUTORS — 0.1%
Genuine Parts Co.	74	6,648
LKQ Corp. (a)	389	14,763
Pool Corp.	43	6,287

		27,698

DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	121	5,754
Capella Education Co.	13	1,136
Career Education Corp. (a)	138	1,813
H&R Block, Inc. (b)	198	5,031
Regis Corp. (a)	8	121
Service Corp. International	286	10,794
Sotheby’s (a)	56	2,873
Strayer Education, Inc. (b)	21	2,122

		29,644

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 1.5%
Berkshire Hathaway, Inc. Class B (a)	2,057	$410,330
Leucadia National Corp.	433	9,842

		420,172

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	1,020	36,363
CenturyLink, Inc.	30	493
Cincinnati Bell, Inc. (a)	8	111
Cogent Communications Holdings, Inc.	26	1,128
Iridium Communications, Inc. (a)	125	1,406
Verizon Communications, Inc.	2,512	120,124
Vonage Holdings Corp. (a)	413	4,399

		164,024

ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	54	3,901
Alliant Energy Corp.	195	7,968
American Electric Power Co., Inc.	471	32,306
Duke Energy Corp.	433	33,545
El Paso Electric Co.	41	2,091
Entergy Corp.	181	14,259
Eversource Energy	268	15,791
Exelon Corp.	705	27,502
FirstEnergy Corp.	236	8,026
Great Plains Energy, Inc.	230	7,312
Hawaiian Electric Industries, Inc.	90	3,094
IDACORP, Inc.	36	3,178
NextEra Energy, Inc.	653	106,654
Pinnacle West Capital Corp.	69	5,506
PNM Resources, Inc.	48	1,836
PPL Corp.	118	3,338
Southern Co.	279	12,460
Westar Energy, Inc.	8	421
Xcel Energy, Inc.	485	22,058

		311,246

ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	1	139
AMETEK, Inc.	475	36,086
Eaton Corp. PLC	406	32,443
Emerson Electric Co.	693	47,332
Encore Wire Corp.	10	567
General Cable Corp.	61	1,806
Hubbell, Inc.	39	4,749
Rockwell Automation, Inc.	209	36,408

		159,530

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Amphenol Corp. Class A	426	36,691
Arrow Electronics, Inc. (a)	45	3,466
Badger Meter, Inc.	20	943
Belden, Inc.	25	1,723
Cognex Corp.	370	19,236
Coherent, Inc. (a)	51	9,557
Corning, Inc.	1,026	28,605
CTS Corp.	20	544
Daktronics, Inc.	10	88

Security Description	Shares	Value

Electro Scientific Industries, Inc. (a)	5	$97
ePlus, Inc. (a)	29	2,253
FARO Technologies, Inc. (a)	14	818
FLIR Systems, Inc.	160	8,002
II-VI, Inc. (a)	130	5,317
IPG Photonics Corp. (a)	83	19,371
Itron, Inc. (a)	41	2,934
Jabil, Inc.	158	4,539
Keysight Technologies, Inc. (a)	216	11,316
Littelfuse, Inc.	41	8,535
MTS Systems Corp.	5	258
National Instruments Corp.	182	9,204
Plexus Corp. (a)	35	2,091
Rogers Corp. (a)	41	4,901
Sanmina Corp. (a)	84	2,197
SYNNEX Corp.	36	4,262
TE Connectivity, Ltd.	494	49,351
Tech Data Corp. (a)	29	2,469
Trimble, Inc. (a)	466	16,720
TTM Technologies, Inc. (a)	146	2,232
Vishay Intertechnology, Inc. (b)	240	4,464
Zebra Technologies Corp. Class A (a)	64	8,908

		271,092

ENERGY EQUIPMENT & SERVICES — 0.1%
CARBO Ceramics, Inc. (a) (b)	18	131
Diamond Offshore Drilling, Inc. (a) (b)	4	59
Era Group, Inc. (a)	5	47
Exterran Corp. (a)	23	614
Geospace Technologies Corp. (a)	4	39
Gulf Island Fabrication, Inc.	5	36
Halliburton Co.	145	6,806
Helix Energy Solutions Group, Inc. (a)	6	35
Helmerich & Payne, Inc.	6	399
Matrix Service Co. (a)	5	69
National Oilwell Varco, Inc.	63	2,319
Newpark Resources, Inc. (a)	189	1,531
Pioneer Energy Services Corp. (a)	36	97
Rowan Cos. PLC Class A (a)	6	69
Schlumberger, Ltd.	76	4,923
SEACOR Holdings, Inc. (a)	5	255
Superior Energy Services, Inc. (a)	9	76
TechnipFMC PLC	25	736
TETRA Technologies, Inc. (a)	43	161
Transocean, Ltd. (a) (b)	21	208
Unit Corp. (a)	29	573

		19,183

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Alexander & Baldwin, Inc.	20	463
CareTrust REIT, Inc.	18	241
CoreSite Realty Corp. REIT	60	6,016
CyrusOne, Inc. REIT	124	6,350
EPR Properties REIT	10	554
Four Corners Property Trust, Inc. REIT	101	2,332
Getty Realty Corp. REIT	25	631
Government Properties Income Trust REIT (b)	5	68

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Lamar Advertising Co. Class A REIT	41	$2,610
Lexington Realty Trust REIT	84	661
Medical Properties Trust, Inc. REIT	299	3,887
National Retail Properties, Inc. REIT	9	353
PotlatchDeltic Corp. REIT	69	3,591
Urstadt Biddle Properties, Inc. Class A REIT	25	483

		28,240

FOOD & STAPLES RETAILING — 1.4%
Andersons, Inc.	8	265
Casey’s General Stores, Inc.	9	988
Costco Wholesale Corp.	428	80,648
CVS Health Corp.	168	10,451
Kroger Co.	56	1,341
SpartanNash Co.	6	103
Sprouts Farmers Market, Inc. (a)	169	3,967
Sysco Corp.	396	23,744
United Natural Foods, Inc. (a)	3	129
Walmart, Inc.	3,036	270,113
Walgreens Boots Alliance, Inc.	154	10,082

		401,831

FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co.	94	4,077
B&G Foods, Inc. (b)	19	450
Calavo Growers, Inc. (b)	35	3,227
Cal-Maine Foods, Inc. (a)	6	262
Conagra Brands, Inc.	69	2,545
Darling Ingredients, Inc. (a)	248	4,290
Flowers Foods, Inc.	215	4,700
General Mills, Inc.	169	7,615
Hain Celestial Group, Inc. (a)	16	513
Hershey Co.	54	5,344
Hormel Foods Corp. (b)	15	515
Ingredion, Inc.	36	4,641
J&J Snack Foods Corp.	13	1,775
J.M. Smucker Co.	6	744
John B Sanfilippo & Son, Inc.	21	1,215
Kellogg Co. (b)	41	2,665
Kraft Heinz Co.	34	2,118
Lamb Weston Holdings, Inc.	386	22,473
Lancaster Colony Corp.	5	616
McCormick & Co., Inc.	44	4,681
Mondelez International, Inc. Class A	418	17,443
Post Holdings, Inc. (a) (b)	44	3,334
Sanderson Farms, Inc.	39	4,642
Seneca Foods Corp. Class A (a)	15	416
Tootsie Roll Industries, Inc. (b)	15	452
Tyson Foods, Inc. Class A	409	29,935

		130,688

GAS UTILITIES — 0.1%
Atmos Energy Corp.	94	7,919
New Jersey Resources Corp.	14	561
Northwest Natural Gas Co.	8	461
ONE Gas, Inc.	51	3,367
South Jersey Industries, Inc.	65	1,830
Southwest Gas Holdings, Inc.	19	1,285

Security Description	Shares	Value

Spire, Inc.	10	$723
UGI Corp.	49	2,177
WGL Holdings, Inc.	75	6,274

		24,597

HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Abaxis, Inc.	30	2,119
Abbott Laboratories	3,231	193,602
ABIOMED, Inc. (a)	91	26,480
Align Technology, Inc. (a)	168	42,190
Analogic Corp.	9	863
AngioDynamics, Inc. (a)	14	242
Baxter International, Inc.	878	57,105
Becton Dickinson and Co.	285	61,759
Boston Scientific Corp. (a)	541	14,780
Cantel Medical Corp.	45	5,013
CONMED Corp.	40	2,533
Cooper Cos., Inc.	41	9,381
CryoLife, Inc. (a)	45	902
Cutera, Inc. (a)	38	1,910
Danaher Corp.	380	37,206
DENTSPLY SIRONA, Inc.	201	10,112
Edwards Lifesciences Corp. (a)	178	24,835
Globus Medical, Inc. Class A (a)	139	6,925
Haemonetics Corp. (a)	81	5,926
Halyard Health, Inc. (a)	71	3,272
Hill-Rom Holdings, Inc.	120	10,440
Hologic, Inc. (a)	78	2,914
ICU Medical, Inc. (a)	25	6,310
IDEXX Laboratories, Inc. (a)	113	21,627
Inogen, Inc. (a)	39	4,791
Integer Holdings Corp. (a)	65	3,676
Integra LifeSciences Holdings Corp. (a)	51	2,822
Intuitive Surgical, Inc. (a)	243	100,318
Lantheus Holdings, Inc. (a)	63	1,002
LivaNova PLC (a)	91	8,053
Masimo Corp. (a)	56	4,925
Medtronic PLC	676	54,229
Meridian Bioscience, Inc.	25	355
Merit Medical Systems, Inc. (a)	90	4,082
Natus Medical, Inc. (a)	9	303
Neogen Corp. (a)	91	6,096
NuVasive, Inc. (a)	3	157
OraSure Technologies, Inc. (a)	135	2,280
ResMed, Inc.	198	19,497
STERIS PLC	136	12,697
Stryker Corp.	416	66,943
Surmodics, Inc. (a)	25	951
Teleflex, Inc.	98	24,988
Varex Imaging Corp. (a)	35	1,252
Varian Medical Systems, Inc. (a)	173	21,218
West Pharmaceutical Services, Inc.	94	8,299
Zimmer Biomet Holdings, Inc.	80	8,723

		906,103

HEALTH CARE PROVIDERS & SERVICES — 3.2%
Aetna, Inc.	681	115,089

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Almost Family, Inc. (a)	5	$280
Amedisys, Inc. (a)	38	2,293
AmerisourceBergen Corp.	93	8,017
AMN Healthcare Services, Inc. (a)	83	4,710
Anthem, Inc.	533	117,100
BioTelemetry, Inc. (a)	60	1,863
Centene Corp. (a)	378	40,397
Chemed Corp. (b)	31	8,459
Cigna Corp.	451	75,651
DaVita, Inc. (a)	106	6,990
Encompass Health Corp.	94	5,374
Ensign Group, Inc.	3	79
Express Scripts Holding Co. (a)	285	19,688
HCA Healthcare, Inc.	141	13,677
HealthEquity, Inc. (a)	61	3,693
Humana, Inc.	163	43,819
Laboratory Corp. of America Holdings (a)	84	13,587
LHC Group, Inc. (a)	4	246
Magellan Health, Inc. (a)	51	5,462
McKesson Corp.	161	22,680
Molina Healthcare, Inc. (a) (b)	59	4,790
Quest Diagnostics, Inc.	99	9,930
Quorum Health Corp. (a)	4	33
Select Medical Holdings Corp. (a)	199	3,433
Tenet Healthcare Corp. (a) (b)	5	121
Tivity Health, Inc. (a) (b)	65	2,577
UnitedHealth Group, Inc.	1,687	361,018
Universal Health Services, Inc. Class B	16	1,894
US Physical Therapy, Inc.	21	1,707
WellCare Health Plans, Inc. (a)	95	18,395

		913,052

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	218	2,692
Cerner Corp. (a)	383	22,214
Computer Programs & Systems, Inc. (b)	5	146
HMS Holdings Corp. (a)	23	387
Medidata Solutions, Inc. (a)	69	4,334
Omnicell, Inc. (a)	91	3,950

		33,723

HOTELS, RESTAURANTS & LEISURE — 2.3%
BJ’s Restaurants, Inc.	1	45
Boyd Gaming Corp.	105	3,345
Carnival Corp.	461	30,232
Churchill Downs, Inc.	23	5,613
Cracker Barrel Old Country Store, Inc. (b)	20	3,184
Darden Restaurants, Inc.	188	16,027
Dine Brands Global, Inc. (b)	4	262
Domino’s Pizza, Inc.	23	5,372
Dunkin’ Brands Group, Inc. (b)	106	6,327
Hilton Worldwide Holdings, Inc.	420	33,079
ILG, Inc.	213	6,626
International Speedway Corp. Class A	30	1,323
Marriott International, Inc. Class A	678	92,194
Marriott Vacations Worldwide Corp.	51	6,793
McDonald’s Corp.	1,647	257,558
MGM Resorts International	431	15,094
Norwegian Cruise Line Holdings, Ltd. (a)	125	6,621

Security Description	Shares	Value

Penn National Gaming, Inc. (a)	161	$4,228
Royal Caribbean Cruises, Ltd.	240	28,258
Ruth’s Hospitality Group, Inc.	60	1,467
Scientific Games Corp. Class A (a)	100	4,160
Six Flags Entertainment Corp.	49	3,051
Sonic Corp. (b)	16	404
Starbucks Corp.	553	32,013
Texas Roadhouse, Inc.	45	2,600
Wendy’s Co.	409	7,178
Wingstop, Inc.	46	2,173
Wyndham Worldwide Corp.	225	25,747
Wynn Resorts, Ltd.	166	30,272
Yum! Brands, Inc.	393	33,456

		664,702

HOUSEHOLD DURABLES — 0.7%
Cavco Industries, Inc. (a)	15	2,606
D.R. Horton, Inc.	750	32,880
Ethan Allen Interiors, Inc.	20	459
Garmin, Ltd.	143	8,427
Helen of Troy, Ltd. (a)	6	522
Installed Building Products, Inc. (a)	41	2,462
iRobot Corp. (a) (b)	36	2,311
KB Home	168	4,780
La-Z-Boy, Inc.	19	569
Leggett & Platt, Inc.	50	2,218
Lennar Corp. Class A	578	34,067
Lennar Corp. Class B	3	143
LGI Homes, Inc. (a) (b)	48	3,388
M/I Homes, Inc. (a)	40	1,274
MDC Holdings, Inc.	83	2,318
Meritage Homes Corp. (a)	80	3,620
Mohawk Industries, Inc. (a)	101	23,454
NVR, Inc. (a)	8	22,400
PulteGroup, Inc.	540	15,925
Tempur Sealy International, Inc. (a) (b)	85	3,850
Toll Brothers, Inc.	293	12,672
TopBuild Corp. (a)	66	5,050
TRI Pointe Group, Inc. (a)	210	3,450
Tupperware Brands Corp.	29	1,403
Universal Electronics, Inc. (a) (b)	4	208
Whirlpool Corp.	20	3,062
William Lyon Homes Class A (a)	64	1,759

		195,277

HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. Class A (a)	70	2,773
Church & Dwight Co., Inc.	194	9,770
Clorox Co.	164	21,830
Colgate-Palmolive Co.	836	59,924
Energizer Holdings, Inc. (b)	18	1,072
Kimberly-Clark Corp.	138	15,198
Procter & Gamble Co.	1,292	102,430
WD-40 Co.	8	1,054

		214,051

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
NRG Energy, Inc.	664	20,272

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

INDUSTRIAL CONGLOMERATES — 1.6%
3M Co.	1,038	$227,862
Carlisle Cos., Inc.	25	2,610
General Electric Co.	489	6,592
Honeywell International, Inc.	1,144	165,319
Raven Industries, Inc.	76	2,664
Roper Technologies, Inc.	179	50,243

		455,290

INSURANCE — 2.3%
Aflac, Inc.	1,209	52,906
Alleghany Corp.	6	3,687
Allstate Corp.	658	62,378
American Equity Investment Life Holding Co.	189	5,549
American Financial Group, Inc.	139	15,599
American International Group, Inc.	151	8,217
AMERISAFE, Inc.	25	1,381
Aon PLC	235	32,978
Arthur J Gallagher & Co.	233	16,014
Assurant, Inc.	26	2,377
Brighthouse Financial, Inc. (a)	5	257
Brown & Brown, Inc.	288	7,327
Chubb, Ltd.	336	45,955
Cincinnati Financial Corp.	58	4,307
CNO Financial Group, Inc.	139	3,012
eHealth, Inc. (a)	18	258
Employers Holdings, Inc.	66	2,670
Everest Re Group, Ltd.	25	6,420
First American Financial Corp.	230	13,496
Genworth Financial, Inc. Class A (a)	28	79
Hanover Insurance Group, Inc.	61	7,191
Hartford Financial Services Group, Inc.	301	15,508
Horace Mann Educators Corp.	70	2,993
Infinity Property & Casualty Corp.	5	592
Kemper Corp.	95	5,415
Lincoln National Corp.	184	13,443
Loews Corp.	169	8,404
Marsh & McLennan Cos., Inc.	539	44,516
Mercury General Corp.	18	826
MetLife, Inc.	595	27,305
Old Republic International Corp.	61	1,308
Primerica, Inc.	95	9,177
Principal Financial Group, Inc.	349	21,258
ProAssurance Corp.	33	1,602
Progressive Corp.	1,197	72,933
Prudential Financial, Inc.	309	31,997
Reinsurance Group of America, Inc.	96	14,784
RLI Corp.	3	190
Safety Insurance Group, Inc.	10	769
Selective Insurance Group, Inc.	94	5,706
Stewart Information Services Corp.	35	1,538
Torchmark Corp.	126	10,605
Travelers Cos., Inc.	229	31,799
United Fire Group, Inc.	4	191
Universal Insurance Holdings, Inc.	6	191
Unum Group	236	11,236
Willis Towers Watson PLC	155	23,589

Security Description	Shares	Value

WR Berkley Corp.	65	$4,725

		654,658

INTERNET & CATALOG RETAIL — 5.0%
Amazon.com, Inc. (a)	791	1,144,846
Booking Holdings, Inc. (a)	33	68,653
Expedia Group, Inc.	63	6,956
Netflix, Inc. (a)	756	223,285
Nutrisystem, Inc. (b)	76	2,048
PetMed Express, Inc. (b)	59	2,463

		1,448,251

INTERNET SOFTWARE & SERVICES — 5.5%
Akamai Technologies, Inc. (a)	10	710
Alarm.com Holdings, Inc. (a) (b)	50	1,887
Alphabet, Inc. Class A (a)	386	400,336
Alphabet, Inc. Class C (a)	463	477,719
Blucora, Inc. (a)	85	2,091
Cars.com, Inc. (a) (b)	59	1,671
DHI Group, Inc. (a)	5	8
eBay, Inc. (a)	794	31,951
Facebook, Inc. Class A (a)	3,907	624,299
j2 Global, Inc.	19	1,499
LivePerson, Inc. (a)	45	736
LogMeIn, Inc.	50	5,777
QuinStreet, Inc. (a)	75	958
Stamps.com, Inc. (a) (b)	31	6,233
VeriSign, Inc. (a) (b)	160	18,970
XO Group, Inc. (a)	5	104

		1,574,949

IT SERVICES — 5.2%
Accenture PLC Class A	1,065	163,477
Acxiom Corp. (a)	31	704
Alliance Data Systems Corp.	24	5,109
Automatic Data Processing, Inc.	374	42,442
Broadridge Financial Solutions, Inc.	204	22,377
CACI International, Inc. Class A (a)	34	5,146
Cardtronics PLC Class A (a)	3	67
Cognizant Technology Solutions Corp. Class A	1,033	83,156
CoreLogic, Inc. (a)	74	3,347
CSG Systems International, Inc.	1	45
CSRA, Inc.	68	2,804
DST Systems, Inc.	18	1,506
DXC Technology Co.	609	61,223
ExlService Holdings, Inc. (a)	31	1,729
Fidelity National Information Services, Inc.	325	31,297
Fiserv, Inc. (a)	443	31,590
Gartner, Inc. (a)	139	16,349
Global Payments, Inc.	240	26,765
International Business Machines Corp.	145	22,247
Jack Henry & Associates, Inc.	101	12,216
Leidos Holdings, Inc.	274	17,920
Mastercard, Inc. Class A	1,817	318,266
MAXIMUS, Inc.	91	6,073
Paychex, Inc.	270	16,629
PayPal Holdings, Inc. (a)	2,462	186,792
Perficient, Inc. (a)	45	1,031

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Science Applications International Corp.	8	$630
Sykes Enterprises, Inc. (a)	10	289
Teradata Corp. (a)	166	6,585
Total System Services, Inc.	339	29,242
TTEC Holdings, Inc.	5	154
Virtusa Corp. (a)	75	3,635
Visa, Inc. Class A	3,143	375,966
Western Union Co.	184	3,538
WEX, Inc. (a)	48	7,518

		1,507,864

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	18	1,069
Callaway Golf Co.	138	2,258
Hasbro, Inc.	45	3,793
Polaris Industries, Inc. (b)	106	12,139
Sturm Ruger & Co., Inc.	1	52
Vista Outdoor, Inc. (a)	2	33

		19,344

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	563	37,665
Bio-Rad Laboratories, Inc. Class A (a)	43	10,753
Bio-Techne Corp.	53	8,005
Cambrex Corp. (a)	14	732
Charles River Laboratories International, Inc. (a)	83	8,859
Illumina, Inc. (a)	256	60,524
IQVIA Holdings, Inc. (a)	173	16,973
Mettler-Toledo International, Inc. (a)	50	28,752
PerkinElmer, Inc.	178	13,478
Thermo Fisher Scientific, Inc.	475	98,068
Waters Corp. (a)	138	27,414

		311,223

MACHINERY — 2.8%
AGCO Corp.	53	3,437
Alamo Group, Inc.	18	1,978
Albany International Corp. Class A	30	1,881
Astec Industries, Inc.	5	276
Barnes Group, Inc.	95	5,690
Briggs & Stratton Corp.	26	557
Caterpillar, Inc.	1,310	193,068
Chart Industries, Inc. (a)	33	1,948
Crane Co.	54	5,008
Cummins, Inc.	184	29,825
Deere & Co.	674	104,686
Donaldson Co., Inc.	210	9,460
Dover Corp.	248	24,359
EnPro Industries, Inc.	45	3,482
ESCO Technologies, Inc.	40	2,342
Federal Signal Corp.	28	617
Fortive Corp.	521	40,388
Franklin Electric Co., Inc.	28	1,141
Graco, Inc.	338	15,453
Greenbrier Cos., Inc. (b)	28	1,407
Harsco Corp. (a)	120	2,478
Hillenbrand, Inc.	89	4,085
IDEX Corp.	149	21,234

Security Description	Shares	Value

Illinois Tool Works, Inc.	490	$76,763
Ingersoll-Rand PLC	234	20,009
ITT, Inc.	141	6,906
John Bean Technologies Corp.	38	4,309
Kennametal, Inc.	138	5,542
Lincoln Electric Holdings, Inc.	83	7,466
Lydall, Inc. (a)	25	1,206
Mueller Industries, Inc.	41	1,073
Nordson Corp.	71	9,680
Oshkosh Corp.	129	9,968
PACCAR, Inc.	178	11,778
Parker-Hannifin Corp.	258	44,126
Pentair PLC	178	12,127
Proto Labs, Inc. (a)	38	4,467
Snap-on, Inc.	10	1,475
SPX Corp. (a)	85	2,761
SPX FLOW, Inc. (a)	51	2,509
Standex International Corp.	15	1,430
Stanley Black & Decker, Inc.	285	43,662
Terex Corp.	179	6,696
Timken Co.	110	5,016
Toro Co.	150	9,367
Trinity Industries, Inc.	203	6,624
Wabash National Corp. (b)	40	832
Wabtec Corp. (b)	14	1,140
Watts Water Technologies, Inc. Class A	14	1,088
Woodward, Inc.	51	3,655
Xylem, Inc.	334	25,691

		802,166

MARINE —0.0% (d)
Kirby Corp. (a)	26	2,001
Matson, Inc.	6	172

		2,173

MEDIA — 0.9%
Cable One, Inc.	5	3,436
CBS Corp. Class B	91	4,676
Charter Communications, Inc. Class A (a)	74	23,030
Cinemark Holdings, Inc. (b)	18	678
Comcast Corp. Class A	2,346	80,163
Discovery Communications, Inc. Class C (a)	71	1,386
Gannett Co., Inc.	4	40
John Wiley & Sons, Inc. Class A	31	1,975
Live Nation Entertainment, Inc. (a)	275	11,588
Meredith Corp. (b)	38	2,044
New York Times Co. Class A	236	5,688
News Corp. Class A	581	9,180
News Corp. Class B	106	1,707
Omnicom Group, Inc.	39	2,834
Scholastic Corp.	30	1,165
Time Warner, Inc.	211	19,956
Twenty-First Century Fox, Inc. Class A	643	23,592
Twenty-First Century Fox, Inc. Class B	271	9,856
Walt Disney Co.	434	43,591
World Wrestling Entertainment, Inc. Class A (b)	69	2,485

		249,070

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

METALS & MINING — 0.3%
AK Steel Holding Corp. (a) (b)	121	$548
Allegheny Technologies, Inc. (a)	86	2,037
Carpenter Technology Corp. (b)	26	1,147
Century Aluminum Co. (a)	26	430
Commercial Metals Co.	161	3,294
Compass Minerals International, Inc. (b)	5	302
Freeport-McMoRan, Inc. (a)	984	17,289
Kaiser Aluminum Corp.	16	1,614
Materion Corp.	45	2,297
Newmont Mining Corp.	148	5,782
Nucor Corp.	188	11,485
Reliance Steel & Aluminum Co.	20	1,715
Royal Gold, Inc.	55	4,723
Steel Dynamics, Inc.	306	13,531
SunCoke Energy, Inc. (a)	4	43
TimkenSteel Corp. (a)	14	213
United States Steel Corp.	206	7,249
Worthington Industries, Inc.	8	343

		74,042

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (d)
Apollo Commercial Real Estate Finance, Inc. REIT (b)	150	2,697
Invesco Mortgage Capital, Inc. REIT	183	2,998

		5,695

MULTI-UTILITIES — 0.5%
Ameren Corp.	179	10,137
Avista Corp.	90	4,612
CenterPoint Energy, Inc.	266	7,288
CMS Energy Corp.	206	9,330
Consolidated Edison, Inc.	269	20,966
Dominion Energy, Inc.	400	26,972
DTE Energy Co.	110	11,484
MDU Resources Group, Inc.	54	1,521
NiSource, Inc.	270	6,456
NorthWestern Corp.	21	1,130
Public Service Enterprise Group, Inc.	471	23,663
Sempra Energy	111	12,345
Vectren Corp.	84	5,369
WEC Energy Group, Inc.	266	16,678

		157,951

MULTILINE RETAIL — 0.4%
Big Lots, Inc. (b)	21	914
Dollar General Corp.	343	32,088
Dollar Tree, Inc. (a)	445	42,231
JC Penney Co., Inc. (a) (b)	16	49
Kohl’s Corp. (b)	328	21,487
Macy’s, Inc. (b)	4	119
Nordstrom, Inc.	69	3,340
Ollie’s Bargain Outlet Holdings, Inc. (a)	111	6,693
Target Corp.	205	14,233

		121,154

OIL, GAS & CONSUMABLE FUELS — 2.7%
Anadarko Petroleum Corp.	31	1,873
Andeavor	306	30,771

Security Description	Shares	Value

Apache Corp.	21	$808

Cabot Oil & Gas Corp.	704	16,882
Carrizo Oil & Gas, Inc. (a) (b)	4	64
Chevron Corp.	1,607	183,262
Cimarex Energy Co.	5	468
Cloud Peak Energy, Inc. (a)	24	70
CNX Resources Corp. (a)	11	170
Concho Resources, Inc. (a)	73	10,974
ConocoPhillips	990	58,697
CONSOL Energy, Inc. (a)	64	1,854
Denbury Resources, Inc. (a) (b)	21	58
Devon Energy Corp.	86	2,734
Energen Corp. (a)	59	3,709
EOG Resources, Inc.	293	30,844
EQT Corp.	23	1,093
Exxon Mobil Corp.	1,674	124,897
Green Plains, Inc. (b)	11	185
Hess Corp.	15	759
HighPoint Resources Corp. (a)	33	168
HollyFrontier Corp.	365	17,834
Kinder Morgan, Inc.	108	1,626
Marathon Oil Corp.	330	5,323
Marathon Petroleum Corp.	896	65,507
Matador Resources Co. (a) (b)	54	1,615
Murphy Oil Corp. (b)	73	1,886
Newfield Exploration Co. (a)	11	269
Noble Energy, Inc.	9	273
Northern Oil and Gas, Inc. (a) (b)	5	10
Occidental Petroleum Corp.	553	35,923
ONEOK, Inc.	115	6,546
PBF Energy, Inc. Class A	236	8,000
PDC Energy, Inc. (a)	15	735
Phillips 66	546	52,372
Pioneer Natural Resources Co.	29	4,982
QEP Resources, Inc. (a)	14	137
SM Energy Co.	5	90
SRC Energy, Inc. (a) (b)	208	1,961
Valero Energy Corp.	899	83,400
Williams Cos., Inc.	509	12,654
World Fuel Services Corp.	4	98
WPX Energy, Inc. (a)	153	2,261

		773,842

PAPER & FOREST PRODUCTS — 0.0% (d)
Boise Cascade Co.	66	2,548
Domtar Corp.	80	3,403
KapStone Paper and Packaging Corp.	36	1,235
Louisiana-Pacific Corp.	181	5,208
Neenah, Inc.	18	1,411
PH Glatfelter Co.	6	123
Schweitzer-Mauduit International, Inc.	15	587

		14,515

PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A (b)	244	4,465
Estee Lauder Cos., Inc. Class A	486	72,764
Inter Parfums, Inc.	5	236
Medifast, Inc.	25	2,336

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Nu Skin Enterprises, Inc. Class A	76	$5,602

		85,403

PHARMACEUTICALS — 3.4%
Akorn, Inc. (a)	214	4,004
Allergan PLC	19	3,198
Bristol-Myers Squibb Co.	2,112	133,584
Catalent, Inc. (a)	291	11,948
Corcept Therapeutics, Inc. (a) (b)	213	3,504
Depomed, Inc. (a)	4	26
Eli Lilly & Co.	703	54,391
Impax Laboratories, Inc. (a)	91	1,770
Johnson & Johnson	3,172	406,492
Lannett Co., Inc. (a) (b)	5	80
Merck & Co., Inc.	455	24,784
Mylan NV (a)	330	13,586
Nektar Therapeutics (a)	339	36,022
Perrigo Co. PLC	99	8,251
Pfizer, Inc.	5,674	201,370
Phibro Animal Health Corp. Class A	41	1,628
Prestige Brands Holdings, Inc. (a)	9	303
Supernus Pharmaceuticals, Inc. (a)	111	5,084
Zoetis, Inc.	726	60,628

		970,653

PROFESSIONAL SERVICES — 0.3%
ASGN, Inc. (a)	81	6,632
Dun & Bradstreet Corp.	10	1,170
Equifax, Inc.	34	4,006
Exponent, Inc.	30	2,359
FTI Consulting, Inc. (a)	11	532
IHS Markit, Ltd. (a)	303	14,617
Insperity, Inc.	81	5,634
Korn/Ferry International	118	6,088
ManpowerGroup, Inc.	144	16,574
Navigant Consulting, Inc. (a)	18	346
Resources Connection, Inc.	50	810
Robert Half International, Inc.	203	11,752
Verisk Analytics, Inc. (a)	131	13,624
WageWorks, Inc. (a)	33	1,492

		85,636

REAL ESTATE INVESTMENT TRUSTS (REITS) —1.9%
Agree Realty Corp. REIT	8	384
Alexandria Real Estate Equities, Inc. REIT	109	13,613
American Assets Trust, Inc. REIT	11	368
American Campus Communities, Inc. REIT	23	888
American Tower Corp. REIT	818	118,888
Apartment Investment & Management Co. Class A REIT	60	2,445
AvalonBay Communities, Inc. REIT	54	8,881
Boston Properties, Inc. REIT	33	4,066
Camden Property Trust REIT	68	5,724
Cedar Realty Trust, Inc. REIT	100	394
Chesapeake Lodging Trust REIT	100	2,781
Cousins Properties, Inc. REIT	606	5,260
Crown Castle International Corp. REIT	574	62,916
DCT Industrial Trust, Inc. REIT	143	8,057

Security Description	Shares	Value

DiamondRock Hospitality Co. REIT	209	$2,182
Digital Realty Trust, Inc. REIT	109	11,486
Douglas Emmett, Inc. REIT	73	2,683
Duke Realty Corp. REIT	229	6,064
Easterly Government Properties, Inc. REIT (b)	33	673
EastGroup Properties, Inc. REIT	49	4,050
Equinix, Inc. REIT	76	31,779
Equity Residential REIT	186	11,461
Essex Property Trust, Inc. REIT	41	9,868
Extra Space Storage, Inc. REIT	153	13,366
Federal Realty Investment Trust REIT	4	464
First Industrial Realty Trust, Inc. REIT	145	4,238
GGP, Inc. REIT	162	3,315
Healthcare Realty Trust, Inc. REIT	76	2,106
Highwoods Properties, Inc. REIT	29	1,271
Hospitality Properties Trust REIT	63	1,596
Host Hotels & Resorts, Inc. REIT	781	14,558
Iron Mountain, Inc. REIT	174	5,718
Kilroy Realty Corp. REIT	28	1,987
Kimco Realty Corp. REIT	24	346
Kite Realty Group Trust REIT	15	228
LaSalle Hotel Properties REIT	119	3,452
Liberty Property Trust REIT	73	2,900
Life Storage, Inc. REIT	26	2,172
Macerich Co. REIT	6	336
Mack-Cali Realty Corp. REIT	44	735
Mid-America Apartment Communities, Inc. REIT	33	3,011
National Storage Affiliates Trust REIT	63	1,580
Pennsylvania Real Estate Investment Trust (b)	4	39
Prologis, Inc. REIT	920	57,951
PS Business Parks, Inc. REIT	29	3,278
Public Storage REIT	43	8,617
Quality Care Properties, Inc. REIT (a)	25	486
Rayonier, Inc. REIT	140	4,925
Realty Income Corp. REIT	80	4,138
Regency Centers Corp. REIT	24	1,416
Retail Opportunity Investments Corp. REIT .	53	936
Saul Centers, Inc. REIT	20	1,019
SBA Communications Corp. REIT (a)	243	41,534
Simon Property Group, Inc. REIT	79	12,194
SL Green Realty Corp. REIT	1	97
Summit Hotel Properties, Inc. REIT	141	1,919
Taubman Centers, Inc. REIT	10	569
UDR, Inc. REIT	196	6,982
Universal Health Realty Income Trust REIT .	20	1,202
Urban Edge Properties REIT	23	491
Ventas, Inc. REIT	100	4,953
Washington Prime Group, Inc. REIT	10	67
Weingarten Realty Investors REIT	20	562
Welltower, Inc. REIT	104	5,661
Weyerhaeuser Co. REIT	640	22,400

		559,726

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	585	27,624

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Forestar Group, Inc. (a) (b)	5	$106
HFF, Inc. Class A	68	3,379
Jones Lang LaSalle, Inc.	95	16,591

		47,700

ROAD & RAIL — 1.1%
ArcBest Corp.	14	449
Avis Budget Group, Inc. (a) (b)	6	281
CSX Corp.	848	47,242
Genesee & Wyoming, Inc. Class A (a)	24	1,699
Heartland Express, Inc.	30	540
JB Hunt Transport Services, Inc.	70	8,200
Kansas City Southern	121	13,292
Knight-Swift Transportation Holdings, Inc.	195	8,972
Landstar System, Inc.	58	6,360
Marten Transport, Ltd.	75	1,710
Norfolk Southern Corp.	335	45,486
Old Dominion Freight Line, Inc.	141	20,723
Ryder System, Inc.	39	2,839
Saia, Inc. (a)	59	4,434
Union Pacific Corp.	1,107	148,814
Werner Enterprises, Inc.	51	1,861

		312,902

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.7%
Advanced Energy Industries, Inc. (a)	73	4,665
Advanced Micro Devices, Inc. (a) (b)	513	5,156
Analog Devices, Inc.	395	35,996
Applied Materials, Inc.	2,187	121,619
Broadcom, Ltd.	595	140,212
Brooks Automation, Inc.	123	3,331
Cabot Microelectronics Corp.	54	5,784
Cirrus Logic, Inc. (a)	18	731
Cohu, Inc.	69	1,574
Cree, Inc. (a)	100	4,031
Cypress Semiconductor Corp. (b)	484	8,209
Diodes, Inc. (a)	21	640
DSP Group, Inc. (a)	5	59
First Solar, Inc. (a)	189	13,415
Integrated Device Technology, Inc. (a)	181	5,531
Intel Corp.	6,580	342,686
KLA-Tencor Corp.	213	23,219
Kopin Corp. (a) (b)	10	31
Kulicke & Soffa Industries, Inc. (a)	151	3,776
Lam Research Corp.	356	72,325
MaxLinear, Inc. (a)	96	2,184
Microchip Technology, Inc. (b)	354	32,341
Micron Technology, Inc. (a)	2,513	131,028
Microsemi Corp. (a)	33	2,136
MKS Instruments, Inc.	115	13,300
Monolithic Power Systems, Inc.	65	7,525
NVIDIA Corp.	1,320	305,699
Power Integrations, Inc.	19	1,299
Qorvo, Inc. (a)	38	2,677
QUALCOMM, Inc.	1,748	96,857
Rambus, Inc. (a)	90	1,209
Rudolph Technologies, Inc. (a)	60	1,662
Semtech Corp. (a)	83	3,241

Security Description	Shares	Value

Silicon Laboratories, Inc. (a)	79	$7,102
Skyworks Solutions, Inc.	84	8,422
SolarEdge Technologies, Inc. (a)	85	4,471
Synaptics, Inc. (a)	1	46
Teradyne, Inc.	424	19,381
Texas Instruments, Inc.	1,825	189,599
Versum Materials, Inc.	135	5,080
Xilinx, Inc.	215	15,531
Xperi Corp.	14	296

		1,644,076

SOFTWARE — 7.3%
8x8, Inc. (a)	55	1,026
ACI Worldwide, Inc. (a)	48	1,139
Activision Blizzard, Inc.	1,665	112,321
Adobe Systems, Inc. (a)	1,025	221,482
Agilysys, Inc. (a)	5	60
ANSYS, Inc. (a)	188	29,458
Autodesk, Inc. (a)	333	41,818
Blackbaud, Inc.	96	9,774
Bottomline Technologies de, Inc. (a)	59	2,286
CA, Inc.	186	6,305
Cadence Design Systems, Inc. (a)	576	21,179
CDK Global, Inc.	104	6,587
Citrix Systems, Inc. (a)	139	12,899
CommVault Systems, Inc. (a)	44	2,517
Ebix, Inc. (b)	11	819
Electronic Arts, Inc. (a)	363	44,010
Fair Isaac Corp.	25	4,234
Fortinet, Inc. (a)	231	12,377
Intuit, Inc.	365	63,273
Manhattan Associates, Inc. (a)	6	251
Microsoft Corp.	12,558	1,146,169
Oracle Corp.	2,889	132,172
Progress Software Corp.	45	1,730
PTC, Inc. (a)	96	7,489
Qualys, Inc. (a)	59	4,292
Red Hat, Inc. (a)	383	57,262
salesforce.com, Inc. (a)	959	111,532
Symantec Corp.	244	6,307
Synchronoss Technologies, Inc. (a)	1	11
Synopsys, Inc. (a)	244	20,311
Take-Two Interactive Software, Inc. (a)	244	23,858
Tyler Technologies, Inc. (a) (b)	26	5,485
Ultimate Software Group, Inc. (a) (b)	21	5,118
VASCO Data Security International, Inc. (a).	25	324

		2,115,875

SPECIALTY RETAIL — 2.3%
Aaron’s, Inc.	135	6,291
Abercrombie & Fitch Co. Class A	154	3,728
American Eagle Outfitters, Inc.	246	4,903
Asbury Automotive Group, Inc. (a)	5	337
Ascena Retail Group, Inc. (a)	48	96
AutoNation, Inc. (a)	11	515
AutoZone, Inc. (a)	8	5,190
Best Buy Co., Inc.	554	38,774
Buckle, Inc.	1	22
Caleres, Inc.	6	202

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

CarMax, Inc. (a)	76	$4,707
Children’s Place, Inc. (b)	26	3,516
Express, Inc. (a)	40	286
Five Below, Inc. (a)	108	7,921
Foot Locker, Inc.	8	364
Gap, Inc.	460	14,352
Group 1 Automotive, Inc.	16	1,045
Guess?, Inc. (b)	113	2,344
Haverty Furniture Cos., Inc.	25	504
Home Depot, Inc.	2,162	385,355
L Brands, Inc.	90	3,439
Lithia Motors, Inc. Class A (b)	21	2,111
Lowe’s Cos., Inc.	1,167	102,404
MarineMax, Inc. (a)	10	195
Michaels Cos., Inc. (a)	125	2,464
Monro, Inc. (b)	6	322
Murphy USA, Inc. (a)	14	1,019
O’Reilly Automotive, Inc. (a)	5	1,237
RH (a) (b)	40	3,811
Ross Stores, Inc.	401	31,270
Sally Beauty Holdings, Inc. (a) (b)	9	148
Signet Jewelers, Ltd.	4	154
Sleep Number Corp. (a)	93	3,269
Sonic Automotive, Inc. Class A (b)	5	95
Tailored Brands, Inc.	14	351
Tiffany & Co.	154	15,040
TJX Cos., Inc.	239	19,493
Tractor Supply Co.	9	567
Urban Outfitters, Inc. (a)	118	4,361
Williams-Sonoma, Inc. (b)	14	739

		672,941

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.3%
Apple, Inc.	10,003	1,678,303
Cray, Inc. (a)	1	21
Hewlett Packard Enterprise Co.	1,004	17,610
HP, Inc.	3,223	70,648
NCR Corp. (a)	48	1,513
NetApp, Inc.	558	34,423
Seagate Technology PLC	113	6,613
Super Micro Computer, Inc. (a)	6	102
Western Digital Corp.	84	7,751
Xerox Corp.	170	4,892

		1,821,876

TEXTILES,APPAREL & LUXURY GOODS — 0.8%
Carter’s, Inc.	95	9,889
Crocs, Inc. (a)	153	2,486
Deckers Outdoor Corp. (a)	48	4,321
G-III Apparel Group, Ltd. (a)	78	2,939
Hanesbrands, Inc. (b)	20	368
Michael Kors Holdings, Ltd. (a)	309	19,183
NIKE, Inc. Class B	1,249	82,984
Oxford Industries, Inc.	1	75
PVH Corp.	153	23,169
Ralph Lauren Corp.	49	5,478
Skechers U.S.A., Inc. Class A (a)	275	10,695

Security Description	Shares	Value

Steven Madden, Ltd.	55	$2,415
Tapestry, Inc.	298	15,678
VF Corp.	670	49,660
Wolverine World Wide, Inc.	101	2,919

		232,259

THRIFTS & MORTGAGE FINANCE — 0.1%
BofI Holding, Inc. (a)	43	1,743
Dime Community Bancshares, Inc.	40	736
HomeStreet, Inc. (a)	53	1,518
LendingTree, Inc. (a) (b)	14	4,594
Provident Financial Services, Inc.	70	1,791
TrustCo.Bank Corp. NY	115	972
Walker & Dunlop, Inc.	44	2,615
Washington Federal, Inc.	114	3,944

		17,913

TOBACCO — 0.6%
Altria Group, Inc.	758	47,238
Philip Morris International, Inc.	1,132	112,521

		159,759

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	76	5,540
Fastenal Co. (b)	178	9,717
Kaman Corp.	15	932
MSC Industrial Direct Co., Inc. Class A	18	1,651
United Rentals, Inc. (a)	148	25,564
W.W. Grainger, Inc.	14	3,952
Watsco, Inc.	25	4,524

		51,880

WATER UTILITIES — 0.1%
American States Water Co.	15	796
American Water Works Co., Inc.	231	18,972
Aqua America, Inc.	276	9,400
California Water Service Group	40	1,490

		30,658

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc.	5	75

TOTAL COMMON STOCKS (Cost $24,120,667)		28,770,860

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (e) (f)	10,257	10,257

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	31,592	$31,592

TOTAL SHORT-TERM INVESTMENTS (Cost $41,849)		41,849

TOTAL INVESTMENTS — 100.0% (Cost $24,162,516)		28,812,709

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(13,802)

NET ASSETS — 100.0%		$28,798,907

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$1,087,292	$—	$—	$1,087,292
Air Freight & Logistics	173,232	—	—	173,232
Airlines	109,023	—	—	109,023
Auto Components	88,407	—	—	88,407
Automobiles	68,133	—	—	68,133
Banks	1,731,293	—	—	1,731,293
Beverages	442,232	—	—	442,232
Biotechnology	648,270	—	—	648,270
Building Products	77,894	—	—	77,894
Capital Markets	1,061,965	—	—	1,061,965
Chemicals	598,225	—	—	598,225
Commercial Services & Supplies	154,517	—	—	154,517
Communications Equipment	302,290	—	—	302,290
Construction & Engineering	28,247	—	—	28,247
Construction Materials	18,279	—	—	18,279
Consumer Finance	189,779	—	—	189,779
Containers & Packaging	75,138	—	—	75,138
Distributors	27,698	—	—	27,698
Diversified Consumer Services	29,644	—	—	29,644
Diversified Financial Services	420,172	—	—	420,172
Diversified Telecommunication Services	164,024	—	—	164,024
Electric Utilities	311,246	—	—	311,246

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Electrical Equipment	$159,530	$—	$—	$159,530
Electronic Equipment, Instruments & Components	271,092	—	—	271,092
Energy Equipment & Services	19,183	—	—	19,183
Equity Real Estate Investment Trusts (REITS)	28,240	—	—	28,240
Food & Staples Retailing	401,831	—	—	401,831
Food Products	130,688	—	—	130,688
Gas Utilities	24,597	—	—	24,597
Health Care Equipment & Supplies	906,103	—	—	906,103
Health Care Providers & Services	913,052	—	—	913,052
Health Care Technology	33,723	—	—	33,723
Hotels, Restaurants & Leisure	664,702	—	—	664,702
Household Durables	195,277	—	—	195,277
Household Products	214,051	—	—	214,051
Independent Power Producers & Energy Traders	20,272	—	—	20,272
Industrial Conglomerates	455,290	—	—	455,290
Insurance	654,658	—	—	654,658
Internet & Catalog Retail	1,448,251	—	—	1,448,251
Internet Software & Services	1,574,949	—	—	1,574,949
IT Services	1,507,864	—	—	1,507,864
Leisure Equipment & Products	19,344	—	—	19,344
Life Sciences Tools & Services	311,223	—	—	311,223
Machinery	802,166	—	—	802,166
Marine	2,173	—	—	2,173
Media	249,070	—	—	249,070
Metals & Mining	74,042	—	—	74,042
Mortgage Real Estate Investment Trust (REITs)	5,695	—	—	5,695
Multi-Utilities	157,951	—	—	157,951
Multiline Retail	121,154	—	—	121,154
Oil, Gas & Consumable Fuels	773,842	—	—	773,842
Paper & Forest Products	14,515	—	—	14,515
Personal Products	85,403	—	—	85,403
Pharmaceuticals	970,653	—	—	970,653
Professional Services	85,636	—	—	85,636
Real Estate Investment Trusts (REITs)	559,726	—	—	559,726
Real Estate Management & Development	47,700	—	—	47,700
Road & Rail	312,902	—	—	312,902
Semiconductors & Semiconductor Equipment	1,644,076	—	—	1,644,076
Software	2,115,875	—	—	2,115,875
Specialty Retail	672,941	—	—	672,941
Technology Hardware, Storage & Peripherals	1,821,876	—	—	1,821,876
Textiles, Apparel & Luxury Goods	232,259	—	—	232,259
Thrifts & Mortgage Finance	17,913	—	—	17,913
Tobacco	159,759	—	—	159,759
Trading Companies & Distributors	51,880	—	—	51,880
Water Utilities	30,658	—	—	30,658
Wireless Telecommunication Services	75	—	—	75
Short-Term Investments	41,849	—	—	41,849

TOTAL INVESTMENTS	$28,812,709	$—	$—	$28,812,709

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Corp.	483	$43,339	$16,004	$13,705	$2,320	$3,503	516	$51,461	$661	$—

State Street Institutional U.S. Government Money Market Fund, Class G Shares	30,274	30,274	667,971	687,988	—	—	10,257	10,257	212	—

State Street Navigator Securities Lending

Government Money Market Portfolio	20,201	20,201	264,435	253,044	—	—	31,592	31,592	577	—

Total		$93,814	$948,410	$954,737	$2,320	$3,503		$93,310	$1,450	$—

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.5%
AAR Corp.	18	$794
Aerojet Rocketdyne Holdings, Inc. (a)	48	1,343
Aerovironment, Inc. (a)	9	410
Arconic, Inc.	313	7,211
Boeing Co.	355	116,397
Cubic Corp.	15	954
Curtiss-Wright Corp.	12	1,621
Engility Holdings, Inc. (a)	36	878
Esterline Technologies Corp. (a)	21	1,536
General Dynamics Corp.	113	24,962
Harris Corp.	41	6,612
Huntington Ingalls Industries, Inc.	21	5,413
KLX, Inc. (a)	38	2,700
L3 Technologies, Inc.	47	9,776
Lockheed Martin Corp.	144	48,662
Mercury Systems, Inc. (a)	18	870
Moog, Inc. Class A (a)	33	2,720
National Presto Industries, Inc.	6	562
Northrop Grumman Corp.	78	27,231
Orbital ATK, Inc.	36	4,774
Raytheon Co.	123	26,546
Rockwell Collins, Inc.	44	5,933
Teledyne Technologies, Inc. (a)	21	3,931
Textron, Inc.	177	10,438
TransDigm Group, Inc.	8	2,456
Triumph Group, Inc. (b)	105	2,646
United Technologies Corp.	496	62,407

		379,783

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	68	4,110
C.H. Robinson Worldwide, Inc.	69	6,466
Expeditors International of Washington, Inc.	66	4,178
FedEx Corp.	152	36,497
Forward Air Corp.	9	476
Hub Group, Inc. Class A (a)	21	879
United Parcel Service, Inc. Class B	456	47,725

		100,331

AIRLINES — 1.2%
Alaska Air Group, Inc.	71	4,399
Allegiant Travel Co. (b)	9	1,553
American Airlines Group, Inc.	982	51,025
Delta Air Lines, Inc.	806	44,177
Hawaiian Holdings, Inc.	33	1,277
JetBlue Airways Corp. (a)	407	8,270
SkyWest, Inc.	84	4,570
Southwest Airlines Co.	305	17,470
United Continental Holdings, Inc. (a)	585	40,640

		173,381

AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc. (a)	186	2,831
Aptiv PLC	153	13,001
BorgWarner, Inc.	132	6,630

Security Description	Shares	Value

Cooper Tire & Rubber Co. (b)	63	$1,846
Cooper-Standard Holdings, Inc. (a)	21	2,579
Dana, Inc.	313	8,063
Delphi Technologies PLC	51	2,430
Dorman Products, Inc. (a)	21	1,390
Gentex Corp.	96	2,210
Goodyear Tire & Rubber Co.	307	8,160
LCI Industries	12	1,250
Standard Motor Products, Inc.	21	999
Superior Industries International, Inc.	24	319

		51,708

AUTOMOBILES — 1.4%
Ford Motor Co.	8,995	99,664
General Motors Co.	2,911	105,786
Harley-Davidson, Inc. (b)	111	4,760
Thor Industries, Inc.	36	4,146
Winnebago Industries, Inc.	15	564

		214,920

BANKS — 8.6%
Associated Banc-Corp.	143	3,554
BancorpSouth Bank	78	2,480
Bank of America Corp.	7,222	216,588
Bank of Hawaii Corp.	30	2,493
Bank of the Ozarks, Inc. (b)	59	2,848
Banner Corp.	24	1,332
BB&T Corp.	562	29,246
Boston Private Financial Holdings, Inc.	39	587
Brookline Bancorp, Inc.	42	680
Cathay General Bancorp	39	1,559
Chemical Financial Corp.	30	1,640
Citigroup, Inc.	3,165	213,637
Citizens Financial Group, Inc.	370	15,533
City Holding Co.	12	823
Columbia Banking System, Inc.	18	755
Comerica, Inc.	87	8,346
Commerce Bancshares, Inc.	53	3,175
Community Bank System, Inc. (b)	24	1,285
Cullen/Frost Bankers, Inc.	57	6,046
CVB Financial Corp. (b)	63	1,426
East West Bancorp, Inc.	66	4,128
Fifth Third Bancorp	631	20,034
First BanCorp. (a)	337	2,029
First Commonwealth Financial Corp.	84	1,187
First Financial Bancorp	48	1,409
First Financial Bankshares, Inc. (b)	30	1,389
First Horizon National Corp.	198	3,728
First Midwest Bancorp, Inc.	51	1,254
FNB Corp.	114	1,533
Fulton Financial Corp.	132	2,343
Glacier Bancorp, Inc. (b)	51	1,957
Hancock Holding Co.	84	4,343
Hanmi Financial Corp.	24	738
Home BancShares, Inc.	48	1,095
Hope Bancorp, Inc.	54	982
Huntington Bancshares, Inc.	538	8,124
Independent Bank Corp.	12	859
International Bancshares Corp.	54	2,101

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

JPMorgan Chase & Co.	2,591	$284,932
KeyCorp	610	11,925
LegacyTexas Financial Group, Inc.	15	642
M&T Bank Corp.	78	14,380
MB Financial, Inc.	33	1,336
NBT Bancorp, Inc.	27	958
OFG Bancorp	150	1,568
Old National Bancorp	144	2,434
PacWest Bancorp	66	3,269
People’s United Financial, Inc.	283	5,281
Pinnacle Financial Partners, Inc.	24	1,541
PNC Financial Services Group, Inc.	338	51,119
Prosperity Bancshares, Inc.	33	2,397
Regions Financial Corp.	952	17,688
S&T Bancorp, Inc.	24	959
Signature Bank (a)	18	2,555
Simmons First National Corp. Class A	24	683
Sterling Bancorp	63	1,421
SunTrust Banks, Inc.	325	22,113
SVB Financial Group (a)	21	5,040
Synovus Financial Corp.	105	5,244
TCF Financial Corp.	144	3,285
Texas Capital Bancshares, Inc. (a)	15	1,349
Tompkins Financial Corp.	12	909
Trustmark Corp.	45	1,402
UMB Financial Corp.	24	1,737
Umpqua Holdings Corp.	150	3,212
United Bankshares, Inc.	72	2,538
United Community Banks, Inc.	84	2,659
US Bancorp	1,069	53,984
Valley National Bancorp (b)	325	4,050
Webster Financial Corp.	51	2,825
Wells Fargo & Co.	3,559	186,527
Westamerica Bancorporation (b)	15	871
Wintrust Financial Corp.	24	2,065
Zions Bancorp	92	4,851

		1,283,015

BEVERAGES — 1.0%
Boston Beer Co., Inc. Class A (a) (b)	3	567
Brown-Forman Corp. Class B	176	9,574
Coca-Cola Co.	1,526	66,274
Constellation Brands, Inc. Class A	72	16,410
Dr. Pepper Snapple Group, Inc.	51	6,037
Molson Coors Brewing Co. Class B	105	7,910
Monster Beverage Corp. (a)	122	6,980
PepsiCo, Inc.	391	42,678

		156,430

BIOTECHNOLOGY — 1.7%
AbbVie, Inc.	516	48,839
Acorda Therapeutics, Inc. (a)	24	568
Alexion Pharmaceuticals, Inc. (a)	62	6,910
Amgen, Inc.	275	46,882
Biogen, Inc. (a)	87	23,822
Celgene Corp. (a)	156	13,917
Emergent BioSolutions, Inc. (a)	21	1,106
Gilead Sciences, Inc.	1,121	84,512
Incyte Corp. (a)	26	2,167

Security Description	Shares	Value

Momenta Pharmaceuticals, Inc. (a)	30	$544
Myriad Genetics, Inc. (a)	61	1,802
Regeneron Pharmaceuticals, Inc. (a)	21	7,232
Spectrum Pharmaceuticals, Inc. (a)	129	2,076
United Therapeutics Corp. (a)	27	3,034
Vertex Pharmaceuticals, Inc. (a)	36	5,867

		249,278

BUILDING PRODUCTS — 0.3%
AAON, Inc.	18	702
Allegion PLC	15	1,279
AO Smith Corp.	48	3,052
Apogee Enterprises, Inc. (b)	27	1,171
Fortune Brands Home & Security, Inc.	54	3,180
Gibraltar Industries, Inc. (a)	24	813
Griffon Corp.	51	931
Johnson Controls International PLC	501	17,655
Lennox International, Inc.	12	2,453
Masco Corp.	117	4,732
Quanex Building Products Corp.	21	365
Simpson Manufacturing Co., Inc.	21	1,209
Universal Forest Products, Inc.	54	1,752

		39,294

CAPITAL MARKETS — 3.3%
Affiliated Managers Group, Inc.	32	6,066
Ameriprise Financial, Inc.	107	15,830
Bank of New York Mellon Corp.	743	38,287
BlackRock, Inc.	84	45,504
Cboe Global Markets, Inc.	21	2,396
Charles Schwab Corp.	355	18,538
CME Group, Inc.	201	32,510
Donnelley Financial Solutions, Inc. (a)	48	824
E*TRADE Financial Corp. (a)	182	10,085
Eaton Vance Corp.	48	2,672
Evercore, Inc. Class A	24	2,093
FactSet Research Systems, Inc. (b)	9	1,795
Federated Investors, Inc. Class B (b)	66	2,204
Financial Engines, Inc.	9	315
Franklin Resources, Inc.	416	14,427
Goldman Sachs Group, Inc.	257	64,728
Greenhill & Co., Inc. (b)	15	277
Interactive Brokers Group, Inc. Class A	36	2,421
Intercontinental Exchange, Inc.	250	18,130
Invesco, Ltd.	271	8,675
Investment Technology Group, Inc.	42	829
Janus Henderson Group PLC	207	6,850
Legg Mason, Inc.	108	4,390
MarketAxess Holdings, Inc.	6	1,305
Moody’s Corp.	48	7,742
Morgan Stanley	1,738	93,782
MSCI, Inc.	27	4,036
Nasdaq, Inc.	79	6,811
Northern Trust Corp.	105	10,829
Piper Jaffray Cos	27	2,242
Raymond James Financial, Inc.	65	5,812
S&P Global, Inc.	39	7,451
SEI Investments Co.	38	2,847
State Street Corp. (c)	216	21,542

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Stifel Financial Corp.	69	$4,087
T Rowe Price Group, Inc.	138	14,900
Waddell & Reed Financial, Inc. Class A (b)	191	3,860

		487,092

CHEMICALS — 2.3%
A Schulman, Inc.	27	1,161
AdvanSix, Inc. (a)	9	313
Air Products & Chemicals, Inc.	93	14,790
Albemarle Corp. (b)	36	3,339
American Vanguard Corp.	9	182
Ashland Global Holdings, Inc.	39	2,722
Balchem Corp.	6	491
Cabot Corp.	45	2,507
CF Industries Holdings, Inc.	295	11,130
Chemours Co.	59	2,874
DowDuPont, Inc.	1,586	101,044
Eastman Chemical Co.	99	10,452
Ecolab, Inc.	86	11,788
FMC Corp.	42	3,216
FutureFuel Corp.	78	935
Hawkins, Inc.	6	211
HB Fuller Co.	24	1,194
Ingevity Corp. (a)	21	1,547
Innophos Holdings, Inc.	21	844
Innospec, Inc.	27	1,852
International Flavors & Fragrances, Inc.	21	2,875
Koppers Holdings, Inc. (a)	15	617
Kraton Corp. (a)	27	1,288
LSB Industries, Inc. (a)	12	74
LyondellBasell Industries NV Class A	747	78,943
Minerals Technologies, Inc.	18	1,205
Monsanto Co.	143	16,687
Mosaic Co.	445	10,805
NewMarket Corp.	3	1,205
Olin Corp.	66	2,006
PolyOne Corp.	33	1,403
PPG Industries, Inc.	104	11,606
Praxair, Inc.	126	18,182
Quaker Chemical Corp.	9	1,333
Rayonier Advanced Materials, Inc.	134	2,877
RPM International, Inc.	54	2,574
Scotts Miracle-Gro Co.	27	2,315
Sensient Technologies Corp.	30	2,117
Sherwin-Williams Co.	35	13,724
Stepan Co.	12	998
Tredegar Corp.	21	377

		345,803

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	54	1,808
Brady Corp. Class A	30	1,115
Brink’s Co.	30	2,140
Cintas Corp.	29	4,947
Clean Harbors, Inc. (a)	18	879
Copart, Inc. (a)	102	5,195
Deluxe Corp.	24	1,776
Essendant, Inc.	45	351

Security Description	Shares	Value

Healthcare Services Group, Inc. (b)	27	$1,174
Herman Miller, Inc.	30	959
HNI Corp.	33	1,191
Interface, Inc.	27	680
LSC Communications, Inc.	48	838
Matthews International Corp. Class A	18	911
Mobile Mini, Inc.	24	1,044
MSA Safety, Inc.	18	1,498
Pitney Bowes, Inc.	422	4,596
Republic Services, Inc.	189	12,517
Rollins, Inc.	32	1,633
RR Donnelley & Sons Co.	132	1,152
Stericycle, Inc. (a)	27	1,580
Tetra Tech, Inc.	39	1,909
UniFirst Corp.	12	1,940
Viad Corp.	18	944
Waste Management, Inc.	200	16,824

		69,601

COMMUNICATIONS EQUIPMENT — 1.0%
ADTRAN, Inc.	24	373
ARRIS International PLC (a)	126	3,348
Ciena Corp. (a)	33	855
Cisco Systems, Inc.	2,791	119,706
Comtech Telecommunications Corp.	15	448
Digi International, Inc. (a)	18	185
F5 Networks, Inc. (a)	18	2,603
Harmonic, Inc. (a) (b)	63	239
InterDigital, Inc.	27	1,987
Juniper Networks, Inc.	186	4,525
Lumentum Holdings, Inc. (a) (b)	18	1,148
Motorola Solutions, Inc.	72	7,582
NETGEAR, Inc. (a)	18	1,030
NetScout Systems, Inc. (a)	18	474
Plantronics, Inc.	15	906
ViaSat, Inc. (a) (b)	15	986
Viavi Solutions, Inc. (a)	90	875

		147,270

CONSTRUCTION & ENGINEERING — 0.3%
AECOM (a)	162	5,772
Aegion Corp. (a)	27	619
Comfort Systems USA, Inc.	42	1,732
Dycom Industries, Inc. (a)	21	2,260
EMCOR Group, Inc.	48	3,741
Fluor Corp.	171	9,785
Granite Construction, Inc.	30	1,676
Jacobs Engineering Group, Inc.	135	7,985
KBR, Inc.	186	3,011
Orion Group Holdings, Inc. (a)	24	158
Quanta Services, Inc. (a)	117	4,019
Valmont Industries, Inc.	12	1,756

		42,514

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	15	1,546
Martin Marietta Materials, Inc.	15	3,109
Vulcan Materials Co.	27	3,083

		7,738

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

CONSUMER FINANCE — 1.5%
American Express Co.	511	$47,666
Capital One Financial Corp.	1,116	106,935
Discover Financial Services	289	20,788
Encore Capital Group, Inc. (a)	72	3,255
Enova International, Inc. (a)	78	1,720
EZCORP, Inc. Class A (a)	27	356
FirstCash, Inc.	20	1,625
Green Dot Corp. Class A (a)	27	1,732
Navient Corp.	723	9,486
PRA Group, Inc. (a) (b)	27	1,026
SLM Corp. (a)	180	2,018
Synchrony Financial	546	18,307
World Acceptance Corp. (a)	12	1,264

		216,178

CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	30	2,695
Avery Dennison Corp.	51	5,419
Ball Corp.	147	5,837
Bemis Co., Inc.	51	2,219
Greif, Inc. Class A	48	2,508
International Paper Co.	325	17,365
Myers Industries, Inc.	21	444
Owens-Illinois, Inc. (a)	265	5,740
Packaging Corp. of America	51	5,748
Sealed Air Corp. (b)	96	4,108
Silgan Holdings, Inc.	72	2,005
Sonoco Products Co.	81	3,928
WestRock Co.	193	12,385

		70,401

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	105	2,232
Genuine Parts Co.	104	9,343
LKQ Corp. (a)	180	6,831
Pool Corp.	21	3,071

		21,477

DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	42	1,997
American Public Education, Inc. (a)	6	258
Capella Education Co.	9	786
Career Education Corp. (a)	84	1,104
Graham Holdings Co. Class B	9	5,420
H&R Block, Inc. (b)	158	4,015
Regis Corp. (a)	57	862
Service Corp. International	69	2,604
Sotheby’s (a)	24	1,231
Strayer Education, Inc. (b)	9	910

		19,187

DIVERSIFIED FINANCIAL SERVICES — 2.2%
Berkshire Hathaway, Inc. Class B (a)	1,644	327,945
Leucadia National Corp.	272	6,183

		334,128

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.	5,229	186,414

Security Description	Shares	Value

ATN International, Inc.	15	$894
CenturyLink, Inc.	2,246	36,902
Cincinnati Bell, Inc. (a)	129	1,787
Frontier Communications Corp. (b)	176	1,306
Iridium Communications, Inc. (a) (b)	150	1,687
Verizon Communications, Inc.	3,326	159,049

		388,039

ELECTRIC UTILITIES — 2.4%
ALLETE, Inc.	30	2,168
Alliant Energy Corp.	132	5,394
American Electric Power Co., Inc.	365	25,035
Duke Energy Corp.	553	42,841
Edison International	227	14,451
El Paso Electric Co.	27	1,377
Entergy Corp.	216	17,016
Eversource Energy	221	13,021
Exelon Corp.	1,162	45,330
FirstEnergy Corp.	1,001	34,044
Great Plains Energy, Inc.	159	5,055
Hawaiian Electric Industries, Inc.	87	2,991
IDACORP, Inc.	42	3,707
NextEra Energy, Inc.	266	43,446
OGE Energy Corp.	132	4,326
PG&E Corp.	353	15,507
Pinnacle West Capital Corp.	75	5,985
PNM Resources, Inc.	87	3,328
PPL Corp.	504	14,258
Southern Co.	735	32,825
Westar Energy, Inc.	75	3,944
Xcel Energy, Inc.	353	16,054

		352,103

ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc. (b)	6	835
AMETEK, Inc.	69	5,242
AZZ, Inc.	12	524
Eaton Corp. PLC	301	24,053
Emerson Electric Co.	403	27,525
Encore Wire Corp.	12	680
EnerSys	15	1,041
General Cable Corp.	81	2,398
Hubbell, Inc.	27	3,288
Powell Industries, Inc.	9	242
Regal Beloit Corp.	33	2,420
Rockwell Automation, Inc.	45	7,839
Vicor Corp. (a)	33	942

		77,029

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Amphenol Corp. Class A	89	7,666
Anixter International, Inc. (a)	51	3,863
Arrow Electronics, Inc. (a)	195	15,019
Avnet, Inc.	277	11,567
Badger Meter, Inc.	12	566
Bel Fuse, Inc. Class B	9	170
Belden, Inc.	30	2,068
Benchmark Electronics, Inc.	60	1,791

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Cognex Corp.	28	$1,456
Coherent, Inc. (a)	9	1,687
Corning, Inc.	693	19,321
CTS Corp.	24	653
Daktronics, Inc.	30	264
Electro Scientific Industries, Inc. (a)	12	232
FARO Technologies, Inc. (a)	3	175
FLIR Systems, Inc.	57	2,851
II-VI, Inc. (a)	24	982
Insight Enterprises, Inc. (a)	72	2,515
IPG Photonics Corp. (a)	15	3,501
Itron, Inc. (a)	27	1,932
Jabil, Inc.	376	10,802
Keysight Technologies, Inc. (a)	96	5,029
Knowles Corp. (a)	48	604
Littelfuse, Inc.	9	1,874
Methode Electronics, Inc.	27	1,056
MTS Systems Corp.	6	310
National Instruments Corp.	36	1,820
OSI Systems, Inc. (a)	9	587
Park Electrochemical Corp.	9	152
Plexus Corp. (a)	27	1,613
Rogers Corp. (a)	9	1,076
Sanmina Corp. (a)	90	2,353
ScanSource, Inc. (a)	75	2,666
SYNNEX Corp.	57	6,749
TE Connectivity, Ltd.	219	21,878
Tech Data Corp. (a)	84	7,151
Trimble, Inc. (a)	78	2,799
TTM Technologies, Inc. (a)	201	3,073
VeriFone Systems, Inc. (a)	27	415
Vishay Intertechnology, Inc. (b)	144	2,678
Zebra Technologies Corp. Class A (a)	24	3,341

		156,305

ENERGY EQUIPMENT & SERVICES — 0.9%
Archrock, Inc.	153	1,339
Baker Hughes a GE Co.	298	8,275
Diamond Offshore Drilling, Inc. (a) (b)	153	2,243
Dril-Quip, Inc. (a)	15	672
Ensco PLC Class A	907	3,982
Era Group, Inc. (a)	18	168
Exterran Corp. (a)	68	1,815
Geospace Technologies Corp. (a)	3	30
Gulf Island Fabrication, Inc.	9	64
Halliburton Co.	281	13,190
Helix Energy Solutions Group, Inc. (a)	232	1,343
Helmerich & Payne, Inc.	105	6,989
Matrix Service Co. (a)	21	288
Nabors Industries, Ltd. (b)	405	2,831
National Oilwell Varco, Inc.	459	16,896
Newpark Resources, Inc. (a)	150	1,215
Noble Corp. PLC (a) (b)	534	1,981
Oceaneering International, Inc.	135	2,503
Oil States International, Inc. (a)	102	2,672
Patterson-UTI Energy, Inc.	192	3,362
Pioneer Energy Services Corp. (a)	54	146
Rowan Cos. PLC Class A (a)	244	2,816

Security Description	Shares	Value

Schlumberger, Ltd.	564	$36,536
SEACOR Holdings, Inc. (a)	18	920
Superior Energy Services, Inc. (a)	319	2,689
TechnipFMC PLC	189	5,566
TETRA Technologies, Inc. (a)	63	236
Transocean, Ltd. (a) (b)	881	8,722
Unit Corp. (a)	114	2,253
US Silica Holdings, Inc. (b)	24	612

		132,354

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
Alexander & Baldwin, Inc.	25	578
CareTrust REIT, Inc.	18	241
CoreCivic, Inc. REIT	143	2,791
CoreSite Realty Corp. REIT	6	602
EPR Properties REIT	24	1,330
Four Corners Property Trust, Inc. REIT	36	831
GEO Group, Inc. REIT	81	1,658
Getty Realty Corp. REIT	45	1,135
Government Properties Income Trust REIT (b)	51	697
Lamar Advertising Co. Class A REIT	30	1,910
Lexington Realty Trust REIT	81	637
Medical Properties Trust, Inc. REIT	212	2,756
National Retail Properties, Inc. REIT	63	2,473
Omega Healthcare Investors, Inc. REIT (b)	137	3,704
PotlatchDeltic Corp. REIT	32	1,666
Sabra Health Care REIT, Inc. (b)	27	477
Uniti Group, Inc. REIT (a) (b)	15	244
Urstadt Biddle Properties, Inc. Class A REIT	21	405

		24,135

FOOD & STAPLES RETAILING — 3.7%
Andersons, Inc.	39	1,291
Casey’s General Stores, Inc.	30	3,293
Costco Wholesale Corp.	272	51,253
CVS Health Corp.	1,240	77,140
Kroger Co.	2,091	50,058
SpartanNash Co.	60	1,033
Sprouts Farmers Market, Inc. (a)	80	1,878
SUPERVALU, Inc. (a) (b)	74	1,127
Sysco Corp.	392	23,504
United Natural Foods, Inc. (a)	114	4,895
Walmart, Inc.	3,346	297,694
Walgreens Boots Alliance, Inc.	685	44,847

		558,013

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	1,293	56,077
B&G Foods, Inc. (b)	27	640
Calavo Growers, Inc. (b)	6	553
Cal-Maine Foods, Inc. (a)	68	2,972
Campbell Soup Co. (b)	134	5,803
Conagra Brands, Inc.	183	6,749
Darling Ingredients, Inc. (a)	177	3,062
Dean Foods Co.	183	1,577
Flowers Foods, Inc.	78	1,705

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

General Mills, Inc.	331	$14,915
Hain Celestial Group, Inc. (a)	36	1,154
Hershey Co.	69	6,828
Hormel Foods Corp. (b)	227	7,791
Ingredion, Inc.	39	5,028
J&J Snack Foods Corp.	9	1,229
J.M. Smucker Co.	66	8,185
Kellogg Co. (b)	167	10,857
Kraft Heinz Co.	415	25,850
Lamb Weston Holdings, Inc.	60	3,493
Lancaster Colony Corp.	12	1,478
McCormick & Co., Inc.	33	3,511
Mondelez International, Inc. Class A	849	35,429
Post Holdings, Inc. (a) (b)	42	3,182
Sanderson Farms, Inc. (b)	29	3,452
Seneca Foods Corp. Class A (a)	12	332
Tootsie Roll Industries, Inc. (b)	22	637
TreeHouse Foods, Inc. (a)	21	804
Tyson Foods, Inc. Class A	372	27,227

		240,520

GAS UTILITIES — 0.2%
Atmos Energy Corp.	72	6,065
National Fuel Gas Co. (b)	54	2,778
New Jersey Resources Corp.	66	2,646
Northwest Natural Gas Co.	21	1,211
ONE Gas, Inc.	30	1,981
South Jersey Industries, Inc.	36	1,014
Southwest Gas Holdings, Inc.	36	2,435
Spire, Inc.	24	1,735
UGI Corp.	114	5,064
WGL Holdings, Inc.	45	3,764

		28,693

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Abaxis, Inc.	6	424
Abbott Laboratories	561	33,615
ABIOMED, Inc. (a)	8	2,328
Align Technology, Inc. (a)	15	3,767
Analogic Corp.	6	575
Baxter International, Inc.	409	26,601
Becton Dickinson and Co.	113	24,487
Boston Scientific Corp. (a)	382	10,436
Cantel Medical Corp.	12	1,337
CONMED Corp.	18	1,140
Cooper Cos., Inc.	15	3,432
CryoLife, Inc. (a)	18	361
Danaher Corp	241	23,596
DENTSPLY SIRONA, Inc.	63	3,170
Edwards Lifesciences Corp. (a)	51	7,116
Globus Medical, Inc. Class A (a)	29	1,445
Haemonetics Corp. (a)	24	1,756
Halyard Health, Inc. (a)	51	2,350
Hill-Rom Holdings, Inc.	33	2,871
Hologic, Inc. (a)	117	4,371
ICU Medical, Inc. (a)	6	1,514
IDEXX Laboratories, Inc. (a)	18	3,445
Integer Holdings Corp. (a)	18	1,018

Security Description	Shares	Value

Integra LifeSciences Holdings Corp. (a) (b)	30	$1,660
Intuitive Surgical, Inc. (a)	32	13,211
Invacare Corp. (b)	48	835
LivaNova PLC (a)	9	796
Masimo Corp. (a)	12	1,055
Medtronic PLC	444	35,618
Meridian Bioscience, Inc.	18	256
Merit Medical Systems, Inc. (a)	21	952
Natus Medical, Inc. (a)	15	505
Neogen Corp. (a)	12	804
NuVasive, Inc. (a)	24	1,253
ResMed, Inc.	27	2,659
STERIS PLC	33	3,081
Stryker Corp.	140	22,529
Surmodics, Inc. (a)	6	228
Teleflex, Inc.	15	3,825
Varex Imaging Corp. (a)	9	322
Varian Medical Systems, Inc. (a)	45	5,519
West Pharmaceutical Services, Inc.	15	1,324
Zimmer Biomet Holdings, Inc.	48	5,234

		262,821

HEALTH CARE PROVIDERS & SERVICES — 4.5%
Aetna, Inc.	230	38,870
Almost Family, Inc. (a)	9	504
Amedisys, Inc. (a)	3	181
AmerisourceBergen Corp.	386	33,277
AMN Healthcare Services, Inc. (a)	45	2,554
Anthem, Inc.	320	70,304
Cardinal Health, Inc.	714	44,754
Centene Corp. (a)	207	22,122
Chemed Corp. (b)	12	3,274
Cigna Corp.	146	24,490
Community Health Systems, Inc. (a) (b)	238	943
CorVel Corp. (a)	12	607
Cross Country Healthcare, Inc. (a)	51	567
DaVita, Inc. (a)	188	12,397
Diplomat Pharmacy, Inc. (a) (b)	98	1,975
Encompass Health Corp.	62	3,545
Ensign Group, Inc.	30	789
Envision Healthcare Corp. (a)	51	1,960
Express Scripts Holding Co. (a)	1,314	90,771
HCA Healthcare, Inc.	242	23,474
Henry Schein, Inc. (a) (b)	101	6,788
Humana, Inc.	99	26,614
Kindred Healthcare, Inc.	96	878
Laboratory Corp. of America Holdings (a)	59	9,543
LHC Group, Inc. (a)	18	1,108
LifePoint Health, Inc. (a)	90	4,230
Magellan Health, Inc. (a)	54	5,783
McKesson Corp.	480	67,618
MEDNAX, Inc. (a)	48	2,670
Molina Healthcare, Inc. (a) (b)	90	7,306
Owens & Minor, Inc.	138	2,146
Patterson Cos., Inc. (b)	57	1,267
Providence Service Corp. (a)	39	2,697
Quest Diagnostics, Inc.	84	8,425
Quorum Health Corp. (a)	57	466

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Select Medical Holdings Corp. (a)	313	$5,399
Tenet Healthcare Corp. (a) (b)	207	5,020
Tivity Health, Inc. (a) (b)	54	2,141
UnitedHealth Group, Inc.	561	120,054
Universal Health Services, Inc. Class B	45	5,328
WellCare Health Plans, Inc. (a)	48	9,294

		672,133

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	66	815
Cerner Corp. (a)	95	5,510
Computer Programs & Systems, Inc. (b)	3	87
HMS Holdings Corp. (a)	21	354
Medidata Solutions, Inc. (a)	12	754
Omnicell, Inc. (a)	15	651
Quality Systems, Inc. (a)	12	164

		8,335

HOTELS, RESTAURANTS & LEISURE — 1.3%
Biglari Holdings, Inc. (a)	3	1,225
BJ’s Restaurants, Inc.	9	404
Boyd Gaming Corp.	93	2,963
Brinker International, Inc. (b)	59	2,130
Carnival Corp.	505	33,118
Cheesecake Factory, Inc.	30	1,447
Chipotle Mexican Grill, Inc. (a) (b)	6	1,939
Churchill Downs, Inc.	8	1,952
Cracker Barrel Old Country Store, Inc. (b)	12	1,910
Darden Restaurants, Inc.	81	6,905
Dine Brands Global, Inc. (b)	9	590
Domino’s Pizza, Inc.	6	1,401
Dunkin’ Brands Group, Inc. (b)	33	1,970
ILG, Inc.	36	1,120
International Speedway Corp. Class A	27	1,191
Jack in the Box, Inc.	15	1,280
Marcus Corp.	33	1,002
Marriott International, Inc. Class A	86	11,694
Marriott Vacations Worldwide Corp.	12	1,598
McDonald’s Corp.	259	40,502
Monarch Casino & Resort, Inc. (a)	9	381
Papa John’s International, Inc.	18	1,031
Penn National Gaming, Inc. (a)	101	2,652
Red Robin Gourmet Burgers, Inc. (a)	15	870
Royal Caribbean Cruises, Ltd.	117	13,776
Ruth’s Hospitality Group, Inc.	24	587
Scientific Games Corp. Class A (a)	51	2,122
Starbucks Corp.	293	16,962
Texas Roadhouse, Inc.	36	2,080
Wendy’s Co.	223	3,914
Wyndham Worldwide Corp.	65	7,438
Wynn Resorts, Ltd.	56	10,212
Yum! Brands, Inc.	207	17,622

		195,988

HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc.	216	9,469
Ethan Allen Interiors, Inc.	15	344
Garmin, Ltd.	135	7,956
Helen of Troy, Ltd. (a)	24	2,088

Security Description	Shares	Value

iRobot Corp. (a) (b)	12	$770
KB Home	180	5,121
La-Z-Boy, Inc.	33	988
Leggett & Platt, Inc.	57	2,529
Lennar Corp. Class A	172	10,138
Lennar Corp. Class B	2	95
M/I Homes, Inc. (a)	76	2,421
MDC Holdings, Inc.	100	2,792
Meritage Homes Corp. (a)	18	815
Mohawk Industries, Inc. (a)	36	8,360
Newell Brands, Inc.	135	3,440
NVR, Inc. (a)	1	2,800
PulteGroup, Inc.	226	6,665
Tempur Sealy International, Inc. (a) (b)	24	1,087
Toll Brothers, Inc.	110	4,757
TopBuild Corp. (a)	12	918
TRI Pointe Group, Inc. (a) (b)	105	1,725
Tupperware Brands Corp.	30	1,451
Universal Electronics, Inc. (a) (b)	12	625
Whirlpool Corp.	63	9,646
William Lyon Homes Class A (a)	66	1,814

		88,814

HOUSEHOLD PRODUCTS — 0.9%
Central Garden & Pet Co. Class A (a)	66	2,614
Church & Dwight Co., Inc.	107	5,388
Clorox Co.	45	5,990
Colgate-Palmolive Co.	242	17,347
Energizer Holdings, Inc. (b)	24	1,430
Kimberly-Clark Corp.	116	12,775
Procter & Gamble Co.	1,033	81,896
WD-40 Co.	4	527

		127,967

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
AES Corp.	1,493	16,975
NRG Energy, Inc.	750	22,898

		39,873

INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	194	42,587
Carlisle Cos., Inc.	21	2,193
General Electric Co.	3,550	47,854
Honeywell International, Inc.	310	44,798
Roper Technologies, Inc.	18	5,052

		142,484

INSURANCE — 5.4%
Aflac, Inc.	972	42,535
Alleghany Corp.	12	7,373
Allstate Corp.	442	41,902
American Equity Investment Life Holding Co.	207	6,078
American Financial Group, Inc.	87	9,763
American International Group, Inc.	1,126	61,277
AMERISAFE, Inc.	12	663
Aon PLC	90	12,630
Arthur J Gallagher & Co.	117	8,041
Aspen Insurance Holdings, Ltd.	135	6,055

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Assurant, Inc.	66	$6,033
Brighthouse Financial, Inc. (a)	223	11,462
Brown & Brown, Inc.	132	3,358
Chubb, Ltd.	289	39,527
Cincinnati Financial Corp.	96	7,129
CNO Financial Group, Inc.	394	8,538
eHealth, Inc. (a)	9	129
Employers Holdings, Inc.	24	971
Everest Re Group, Ltd.	50	12,841
First American Financial Corp.	149	8,743
Genworth Financial, Inc. Class A (a)	1,141	3,229
Hanover Insurance Group, Inc.	48	5,659
Hartford Financial Services Group, Inc.	453	23,339
HCI Group, Inc.	18	687
Horace Mann Educators Corp.	42	1,795
Infinity Property & Casualty Corp.	12	1,421
Kemper Corp.	60	3,420
Lincoln National Corp.	272	19,872
Loews Corp.	625	31,081
Maiden Holdings, Ltd.	165	1,072
Marsh & McLennan Cos., Inc.	180	14,866
Mercury General Corp.	83	3,807
MetLife, Inc.	2,389	109,631
Navigators Group, Inc.	36	2,075
Old Republic International Corp.	247	5,298
Primerica, Inc.	18	1,739
Principal Financial Group, Inc.	323	19,674
ProAssurance Corp.	30	1,456
Progressive Corp.	404	24,616
Prudential Financial, Inc.	974	100,858
Reinsurance Group of America, Inc.	149	22,946
RenaissanceRe Holdings, Ltd.	27	3,740
RLI Corp.	24	1,521
Safety Insurance Group, Inc.	15	1,153
Selective Insurance Group, Inc.	60	3,642
Stewart Information Services Corp.	30	1,318
Torchmark Corp.	78	6,565
Travelers Cos., Inc.	338	46,935
United Fire Group, Inc.	36	1,723
Universal Insurance Holdings, Inc.	18	574
Unum Group	277	13,188
Willis Towers Watson PLC	41	6,240
WR Berkley Corp.	123	8,942
XL Group, Ltd.	320	17,683

		806,813

INTERNET & CATALOG RETAIL — 1.2%
Amazon.com, Inc. (a)	82	118,682
Booking Holdings, Inc. (a)	14	29,125
Expedia Group, Inc.	36	3,975
FTD Cos., Inc. (a)	27	98
Netflix, Inc. (a)	66	19,493
Nutrisystem, Inc. (b)	30	809
PetMed Express, Inc. (b)	15	626
Shutterfly, Inc. (a)	19	1,544
TripAdvisor, Inc. (a) (b)	18	736

		175,088

Security Description	Shares	Value

INTERNET SOFTWARE & SERVICES — 2.6%
Akamai Technologies, Inc. (a)	71	$5,040
Alphabet, Inc. Class A (a)	127	131,717
Alphabet, Inc. Class C (a)	129	133,101
Blucora, Inc. (a)	21	517
Cars.com, Inc. (a) (b)	74	2,097
DHI Group, Inc. (a)	102	163
eBay, Inc. (a)	762	30,663
Facebook, Inc. Class A (a)	489	78,137
j2 Global, Inc.	18	1,421
Liquidity Services, Inc. (a)	6	39
LivePerson, Inc. (a)	12	196
LogMeIn, Inc.	15	1,733
NIC, Inc.	54	718
QuinStreet, Inc. (a)	177	2,260
Stamps.com, Inc. (a) (b)	6	1,206
VeriSign, Inc. (a) (b)	27	3,201
XO Group, Inc. (a)	12	249

		392,458

IT SERVICES — 2.5%
Accenture PLC Class A	201	30,854
Acxiom Corp. (a)	45	1,022
Alliance Data Systems Corp.	18	3,831
Automatic Data Processing, Inc.	188	21,334
Broadridge Financial Solutions, Inc.	24	2,633
CACI International, Inc. Class A (a)	24	3,632
Cardtronics PLC Class A (a)	18	402
Cognizant Technology Solutions Corp. Class A	248	19,964
Convergys Corp.	69	1,561
CoreLogic, Inc. (a)	45	2,035
CSG Systems International, Inc.	30	1,359
CSRA, Inc.	104	4,288
DST Systems, Inc.	60	5,019
DXC Technology Co.	161	16,185
Fidelity National Information Services, Inc.	114	10,978
Fiserv, Inc. (a)	120	8,557
Gartner, Inc. (a)	14	1,647
Global Payments, Inc.	30	3,346
International Business Machines Corp.	612	93,899
Jack Henry & Associates, Inc.	29	3,508
Leidos Holdings, Inc.	71	4,643
ManTech International Corp. Class A	39	2,163
Mastercard, Inc. Class A	146	25,573
MAXIMUS, Inc.	18	1,201
Paychex, Inc.	104	6,405
PayPal Holdings, Inc. (a)	471	35,735
Perficient, Inc. (a)	15	344
Science Applications International Corp.	30	2,364
Sykes Enterprises, Inc. (a)	36	1,042
Teradata Corp. (a)	84	3,332
Total System Services, Inc.	45	3,882
TTEC Holdings, Inc.	36	1,105
Virtusa Corp. (a)	12	582
Visa, Inc. Class A	287	34,331
Western Union Co. (b)	286	5,500

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

WEX, Inc. (a)	12	$1,879

		366,135

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	36	2,138
Callaway Golf Co.	69	1,129
Hasbro, Inc.	39	3,288
Mattel, Inc. (b)	271	3,564
Polaris Industries, Inc. (b)	44	5,039
Sturm Ruger & Co., Inc. (b)	3	157
Vista Outdoor, Inc. (a)	129	2,105

		17,420

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	89	5,954
Bio-Rad Laboratories, Inc. Class A (a)	15	3,751
Bio-Techne Corp.	12	1,812
Cambrex Corp. (a)	18	941
Charles River Laboratories International, Inc. (a)	9	961
Illumina, Inc. (a)	18	4,256
Luminex Corp.	45	948
Mettler-Toledo International, Inc. (a)	9	5,175
PerkinElmer, Inc.	57	4,316
Thermo Fisher Scientific, Inc.	171	35,305
Waters Corp. (a)	30	5,960

		69,379

MACHINERY — 2.1%
Actuant Corp. Class A	30	698
AGCO Corp.	81	5,253
Albany International Corp. Class A	24	1,505
Astec Industries, Inc.	15	828
Barnes Group, Inc.	30	1,797
Briggs & Stratton Corp.	51	1,092
Caterpillar, Inc.	424	62,489
Chart Industries, Inc. (a)	42	2,479
CIRCOR International, Inc.	9	384
Crane Co.	27	2,504
Cummins, Inc.	108	17,506
Deere & Co.	247	38,364
Donaldson Co., Inc.	42	1,892
Dover Corp.	111	10,902
EnPro Industries, Inc.	15	1,161
ESCO Technologies, Inc.	12	703
Federal Signal Corp.	54	1,189
Flowserve Corp.	48	2,080
Fortive Corp.	66	5,116
Franklin Electric Co., Inc.	24	978
Graco, Inc.	45	2,057
Greenbrier Cos., Inc. (b)	54	2,714
Harsco Corp. (a)	177	3,655
Hillenbrand, Inc.	39	1,790
IDEX Corp.	18	2,565
Illinois Tool Works, Inc.	101	15,823
Ingersoll-Rand PLC	150	12,826
ITT, Inc.	69	3,380
John Bean Technologies Corp.	21	2,381
Kennametal, Inc.	84	3,373

Security Description	Shares	Value

Lincoln Electric Holdings, Inc.	36	$3,238
Lindsay Corp.	3	274
Lydall, Inc. (a)	15	724
Mueller Industries, Inc.	30	785
Nordson Corp.	18	2,454
Oshkosh Corp.	69	5,332
PACCAR, Inc.	253	16,741
Parker-Hannifin Corp.	54	9,236
Pentair PLC	107	7,290
Snap-on, Inc.	18	2,656
SPX Corp. (a)	93	3,021
SPX FLOW, Inc. (a)	54	2,656
Standex International Corp.	6	572
Stanley Black & Decker, Inc.	87	13,328
Tennant Co. (b)	36	2,437
Terex Corp.	58	2,170
Timken Co.	54	2,462
Titan International, Inc.	102	1,286
Toro Co.	23	1,436
Trinity Industries, Inc.	322	10,507
Wabash National Corp. (b)	72	1,498
Wabtec Corp. (b)	33	2,686
Watts Water Technologies, Inc. Class A	21	1,632
Woodward, Inc.	24	1,720
Xylem, Inc.	57	4,384

		310,009

MARINE — 0.0% (d)
Kirby Corp. (a)	54	4,155
Matson, Inc.	24	688

		4,843

MEDIA — 2.2%
AMC Networks, Inc. Class A (a) (b)	18	931
Cable One, Inc.	3	2,061
CBS Corp. Class B	196	10,072
Charter Communications, Inc. Class A (a)	53	16,495
Cinemark Holdings, Inc. (b)	63	2,373
Comcast Corp. Class A	2,342	80,026
Discovery Communications, Inc. Class A (a) (b)	120	2,572
Discovery Communications, Inc. Class C (a)	236	4,607
DISH Network Corp. Class A (a)	191	7,237
EW Scripps Co. Class A	45	540
Gannett Co., Inc.	257	2,565
Interpublic Group of Cos., Inc.	195	4,491
John Wiley & Sons, Inc. Class A	30	1,911
Live Nation Entertainment, Inc. (a)	84	3,540
Meredith Corp. (b)	36	1,937
New Media Investment Group, Inc.	122	2,091
New York Times Co. Class A	42	1,012
News Corp. Class A	908	14,346
News Corp. Class B	226	3,639
Omnicom Group, Inc.	144	10,464
Scholastic Corp.	62	2,408
TEGNA, Inc.	223	2,540
Time Warner, Inc.	313	29,604
Twenty-First Century Fox, Inc. Class A	696	25,536

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Twenty-First Century Fox, Inc. Class B	322	$11,711
Viacom, Inc. Class B	421	13,076
Walt Disney Co.	630	63,277

		321,062

METALS & MINING — 0.7%
AK Steel Holding Corp. (a) (b)	219	992
Allegheny Technologies, Inc. (a)	229	5,423
Carpenter Technology Corp. (b)	21	926
Century Aluminum Co. (a)	150	2,481
Commercial Metals Co.	259	5,299
Compass Minerals International, Inc. (b)	15	904
Freeport-McMoRan, Inc. (a)	1,609	28,270
Haynes International, Inc.	6	223
Kaiser Aluminum Corp.	18	1,816
Materion Corp.	18	919
Newmont Mining Corp.	346	13,518
Nucor Corp.	229	13,990
Olympic Steel, Inc.	15	308
Reliance Steel & Aluminum Co.	93	7,974
Royal Gold, Inc.	18	1,546
Steel Dynamics, Inc.	171	7,562
SunCoke Energy, Inc. (a)	48	516
TimkenSteel Corp. (a) (b)	90	1,367
United States Steel Corp.	138	4,856
Worthington Industries, Inc.	48	2,060

		100,950

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (d)
Capstead Mortgage Corp. REIT	150	1,298

MULTI-UTILITIES — 1.1%
Ameren Corp.	192	10,873
Avista Corp.	57	2,921
Black Hills Corp.	39	2,118
CenterPoint Energy, Inc.	319	8,740
CMS Energy Corp.	185	8,379
Consolidated Edison, Inc.	253	19,719
Dominion Energy, Inc.	311	20,971
DTE Energy Co.	117	12,215
MDU Resources Group, Inc.	186	5,238
NiSource, Inc.	325	7,771
NorthWestern Corp.	33	1,775
Public Service Enterprise Group, Inc.	425	21,352
SCANA Corp.	144	5,407
Sempra Energy	155	17,239
Vectren Corp.	51	3,260
WEC Energy Group, Inc.	179	11,223

		159,201

MULTILINE RETAIL — 1.2%
Big Lots, Inc. (b)	60	2,612
Dillard’s, Inc. Class A (b)	54	4,338
Dollar General Corp.	177	16,558
Dollar Tree, Inc. (a)	117	11,103
Fred’s, Inc. Class A	36	108
JC Penney Co., Inc. (a) (b)	698	2,108
Kohl’s Corp. (b)	400	26,204
Macy’s, Inc. (b)	689	20,491

Security Description	Shares	Value

Nordstrom, Inc.	259	$12,538
Target Corp.	1,260	87,482

		183,542

OIL, GAS & CONSUMABLE FUELS — 7.3%
Anadarko Petroleum Corp.	182	10,995
Andeavor	326	32,783
Apache Corp. (b)	281	10,813
Cabot Oil & Gas Corp.	96	2,302
Carrizo Oil & Gas, Inc. (a) (b)	33	528
Chesapeake Energy Corp. (a) (b)	1,714	5,176
Chevron Corp.	1,635	186,455
Cimarex Energy Co.	33	3,085
CNX Resources Corp. (a)	382	5,894
Concho Resources, Inc. (a)	36	5,412
ConocoPhillips	1,039	61,602
CONSOL Energy, Inc. (a)	47	1,362
Denbury Resources, Inc. (a) (b)	964	2,641
Devon Energy Corp.	347	11,031
Dorian LPG, Ltd. (a)	3	22
Energen Corp. (a)	39	2,452
EOG Resources, Inc.	158	16,633
EQT Corp.	87	4,133
Exxon Mobil Corp.	3,414	254,718
Green Plains, Inc. (b)	60	1,008
Gulfport Energy Corp. (a)	105	1,013
Hess Corp. (b)	626	31,688
HollyFrontier Corp.	401	19,593
Kinder Morgan, Inc.	1,517	22,846
Marathon Oil Corp.	1,025	16,533
Marathon Petroleum Corp.	1,093	79,909
Murphy Oil Corp. (b)	340	8,786
Newfield Exploration Co. (a)	105	2,564
Noble Energy, Inc.	280	8,484
Occidental Petroleum Corp.	567	36,832
ONEOK, Inc.	290	16,507
PDC Energy, Inc. (a)	21	1,030
Phillips 66	968	92,851
Pioneer Natural Resources Co.	30	5,153
QEP Resources, Inc. (a)	316	3,094
Range Resources Corp. (b)	81	1,178
REX American Resources Corp. (a)	21	1,529
SM Energy Co.	186	3,354
Southwestern Energy Co. (a)	603	2,611
Valero Energy Corp.	1,021	94,718
Williams Cos., Inc.	574	14,270
World Fuel Services Corp.	153	3,756
WPX Energy, Inc. (a)	245	3,621

		1,090,965

PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co.	57	2,200
Clearwater Paper Corp. (a)	24	938
Domtar Corp.	120	5,105
KapStone Paper and Packaging Corp.	66	2,264
Louisiana-Pacific Corp.	63	1,813
Neenah, Inc.	12	941
PH Glatfelter Co.	45	924

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Schweitzer-Mauduit International, Inc.	15	$587

		14,772

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	1,033	2,934
Coty, Inc. Class A (b)	189	3,459
Edgewell Personal Care Co. (a)	24	1,171
Estee Lauder Cos., Inc. Class A	137	20,511
Inter Parfums, Inc.	18	849
Medifast, Inc.	9	841
Nu Skin Enterprises, Inc. Class A	35	2,580

		32,345

PHARMACEUTICALS — 3.0%
Akorn, Inc. (a)	15	281
Allergan PLC	207	34,836
Bristol-Myers Squibb Co.	466	29,475
Catalent, Inc. (a)	69	2,833
Eli Lilly & Co.	328	25,377
Endo International PLC (a)	450	2,673
Impax Laboratories, Inc. (a)	9	175
Johnson & Johnson	1,117	143,144
Lannett Co., Inc. (a) (b)	39	626
Mallinckrodt PLC (a)	126	1,824
Medicines Co. (a) (b)	27	889
Merck & Co., Inc.	1,110	60,462
Mylan NV (a)	364	14,986
Nektar Therapeutics (a)	26	2,763
Perrigo Co. PLC	95	7,917
Pfizer, Inc.	3,014	106,967
Prestige Brands Holdings, Inc. (a)	24	809
Zoetis, Inc.	62	5,178

		441,215

PROFESSIONAL SERVICES — 0.3%
ASGN, Inc. (a)	21	1,720
Dun & Bradstreet Corp.	18	2,106
Equifax, Inc.	24	2,827
Exponent, Inc.	12	944
Forrester Research, Inc.	6	249
FTI Consulting, Inc. (a)	30	1,452
Heidrick & Struggles International, Inc.	12	375
Insperity, Inc.	42	2,921
Kelly Services, Inc. Class A	45	1,307
Korn/Ferry International	33	1,702
ManpowerGroup, Inc.	87	10,014
Navigant Consulting, Inc. (a)	33	635
Nielsen Holdings PLC	191	6,072
Resources Connection, Inc.	21	340
Robert Half International, Inc.	72	4,168
TrueBlue, Inc. (a)	27	699
Verisk Analytics, Inc. (a)	65	6,760
WageWorks, Inc. (a)	15	678

		44,969

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.8%
Acadia Realty Trust REIT	21	517
Agree Realty Corp. REIT	30	1,441

Security Description	Shares	Value

Alexandria Real Estate Equities, Inc. REIT (b)	44	$5,495
American Assets Trust, Inc. REIT	30	1,002
American Campus Communities, Inc. REIT	54	2,086
American Tower Corp. REIT	66	9,592
Apartment Investment & Management Co. Class A REIT	48	1,956
AvalonBay Communities, Inc. REIT	39	6,414
Boston Properties, Inc. REIT	33	4,066
Camden Property Trust REIT	54	4,546
Cedar Realty Trust, Inc. REIT	60	236
Chesapeake Lodging Trust REIT	72	2,002
Corporate Office Properties Trust REIT	42	1,085
Cousins Properties, Inc. REIT	108	937
Crown Castle International Corp. REIT	120	13,153
DCT Industrial Trust, Inc. REIT	30	1,690
DiamondRock Hospitality Co. REIT	96	1,002
Digital Realty Trust, Inc. REIT	62	6,534
Douglas Emmett, Inc. REIT	48	1,764
Duke Realty Corp. REIT	114	3,019
EastGroup Properties, Inc. REIT	12	992
Equinix, Inc. REIT	14	5,854
Equity Residential REIT	272	16,761
Essex Property Trust, Inc. REIT	15	3,610
Extra Space Storage, Inc. REIT	30	2,621
Federal Realty Investment Trust REIT	12	1,393
Franklin Street Properties Corp. REIT	78	656
GGP, Inc. REIT	462	9,453
HCP, Inc. REIT	334	7,759
Healthcare Realty Trust, Inc. REIT	48	1,330
Hersha Hospitality Trust REIT (b)	95	1,701
Highwoods Properties, Inc. REIT	45	1,972
Hospitality Properties Trust REIT	180	4,561
Host Hotels & Resorts, Inc. REIT	451	8,407
Iron Mountain, Inc. REIT	162	5,323
JBG SMITH Properties REIT	35	1,180
Kilroy Realty Corp. REIT	27	1,916
Kimco Realty Corp. REIT	144	2,074
Kite Realty Group Trust REIT	12	183
LaSalle Hotel Properties REIT	135	3,916
Liberty Property Trust REIT	78	3,099
Life Storage, Inc. REIT	15	1,253
LTC Properties, Inc. REIT	18	684
Macerich Co. REIT	102	5,714
Mack-Cali Realty Corp. REIT	57	952
Mid-America Apartment Communities, Inc. REIT	54	4,927
Pennsylvania Real Estate Investment Trust (b)	39	376
Prologis, Inc. REIT	147	9,260
PS Business Parks, Inc. REIT	12	1,356
Public Storage REIT	42	8,416
Quality Care Properties, Inc. REIT (a)	212	4,119
Rayonier, Inc. REIT	87	3,061
Realty Income Corp. REIT	69	3,569
Regency Centers Corp. REIT	45	2,654
Saul Centers, Inc. REIT	9	459
Senior Housing Properties Trust REIT	241	3,774

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Simon Property Group, Inc. REIT	104	$16,052
SL Green Realty Corp. REIT	50	4,842
Tanger Factory Outlet Centers, Inc. REIT (b)	21	462
Taubman Centers, Inc. REIT	18	1,024
UDR, Inc. REIT	84	2,992
Universal Health Realty Income Trust REIT	9	541
Urban Edge Properties REIT	39	833
Ventas, Inc. REIT	201	9,956
Vornado Realty Trust REIT	69	4,644
Washington Prime Group, Inc. REIT	391	2,608
Weingarten Realty Investors REIT	57	1,601
Welltower, Inc. REIT	224	12,192
Weyerhaeuser Co. REIT	302	10,570

		272,189

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	174	8,216
HFF, Inc. Class A	27	1,342
Jones Lang LaSalle, Inc.	32	5,589

		15,147

ROAD & RAIL — 1.0%
ArcBest Corp.	27	865
Avis Budget Group, Inc. (a) (b)	194	9,087
CSX Corp.	377	21,003
Genesee & Wyoming, Inc. Class A (a)	36	2,548
Heartland Express, Inc.	27	486
JB Hunt Transport Services, Inc.	45	5,272
Kansas City Southern	39	4,284
Knight-Swift Transportation Holdings, Inc.	81	3,727
Landstar System, Inc.	15	1,645
Norfolk Southern Corp.	180	24,440
Old Dominion Freight Line, Inc.	36	5,291
Ryder System, Inc.	122	8,880
Saia, Inc. (a)	15	1,127
Union Pacific Corp.	403	54,175
Werner Enterprises, Inc.	101	3,687

		146,517

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Advanced Energy Industries, Inc. (a)	24	1,534
Advanced Micro Devices, Inc. (a) (b)	119	1,196
Analog Devices, Inc.	120	10,936
Applied Materials, Inc.	295	16,405
Broadcom, Ltd.	62	14,610
Brooks Automation, Inc.	36	975
Cabot Microelectronics Corp.	12	1,285
CEVA, Inc. (a)	6	217
Cirrus Logic, Inc. (a)	27	1,097
Cohu, Inc.	15	342
Cree, Inc. (a)	79	3,184
Cypress Semiconductor Corp. (b)	144	2,442
Diodes, Inc. (a)	24	731
DSP Group, Inc. (a)	18	212
First Solar, Inc. (a)	177	12,563
Integrated Device Technology, Inc. (a)	18	550

Security Description	Shares	Value

Intel Corp.	3,168	$164,989
KLA-Tencor Corp.	57	6,214
Kopin Corp. (a) (b)	30	94
Kulicke & Soffa Industries, Inc. (a)	48	1,200
Lam Research Corp.	68	13,815
Microchip Technology, Inc. (b)	78	7,126
Micron Technology, Inc. (a)	823	42,911
Microsemi Corp. (a)	36	2,330
MKS Instruments, Inc.	27	3,123
Monolithic Power Systems, Inc.	15	1,737
Nanometrics, Inc. (a)	12	323
NVIDIA Corp.	90	20,843
Power Integrations, Inc.	9	615
Qorvo, Inc. (a)	45	3,170
QUALCOMM, Inc.	976	54,080
Rudolph Technologies, Inc. (a)	18	499
Semtech Corp. (a)	24	937
Silicon Laboratories, Inc. (a)	15	1,349
Skyworks Solutions, Inc.	42	4,211
Synaptics, Inc. (a) (b)	15	686
Teradyne, Inc.	108	4,937
Texas Instruments, Inc.	418	43,426
Veeco Instruments, Inc. (a)	35	595
Versum Materials, Inc.	45	1,693
Xilinx, Inc.	111	8,019
Xperi Corp.	30	635

		457,836

SOFTWARE — 2.8%
ACI Worldwide, Inc. (a)	36	854
Activision Blizzard, Inc.	140	9,444
Adobe Systems, Inc. (a)	77	16,638
Agilysys, Inc. (a)	15	179
ANSYS, Inc. (a)	38	5,954
Autodesk, Inc. (a)	45	5,651
Blackbaud, Inc.	9	916
Bottomline Technologies de, Inc. (a)	9	349
CA, Inc.	379	12,848
Cadence Design Systems, Inc. (a)	93	3,420
CDK Global, Inc.	24	1,520
Citrix Systems, Inc. (a)	57	5,290
CommVault Systems, Inc. (a)	9	515
Ebix, Inc. (b)	12	894
Electronic Arts, Inc. (a)	129	15,640
Fair Isaac Corp.	12	2,032
Fortinet, Inc. (a)	39	2,090
Intuit, Inc.	38	6,587
Manhattan Associates, Inc. (a)	9	377
Microsoft Corp.	2,187	199,607
MicroStrategy, Inc. Class A (a)	3	387
Monotype Imaging Holdings, Inc.	15	337
Oracle Corp.	1,917	87,703
Progress Software Corp.	30	1,153
PTC, Inc. (a)	39	3,042
Red Hat, Inc. (a)	45	6,728
salesforce.com, Inc. (a)	110	12,793
Symantec Corp.	307	7,936
Synchronoss Technologies, Inc. (a)	9	95

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Synopsys, Inc. (a)	54	$4,495
Take-Two Interactive Software, Inc. (a)	36	3,520
TiVo Corp.	42	569
Tyler Technologies, Inc. (a)	9	1,899
VASCO Data Security International, Inc. (a)	48	622

		422,084

SPECIALTY RETAIL — 2.1%
Aaron’s, Inc.	95	4,427
Abercrombie & Fitch Co. Class A	172	4,164
Advance Auto Parts, Inc.	21	2,490
American Eagle Outfitters, Inc.	141	2,810
Asbury Automotive Group, Inc. (a)	30	2,025
Ascena Retail Group, Inc. (a)	274	551
AutoNation, Inc. (a)	150	7,017
AutoZone, Inc. (a)	12	7,784
Barnes & Noble Education, Inc. (a)	39	269
Barnes & Noble, Inc.	63	312
Bed Bath & Beyond, Inc.	340	7,137
Best Buy Co., Inc.	613	42,904
Big 5 Sporting Goods Corp. (b)	27	196
Buckle, Inc. (b)	21	465
Caleres, Inc.	30	1,008
CarMax, Inc. (a)	123	7,619
Cato Corp. Class A	18	265
Chico’s FAS, Inc.	78	705
Children’s Place, Inc. (b)	18	2,435
Dick’s Sporting Goods, Inc.	90	3,154
DSW, Inc. Class A (b)	152	3,414
Express, Inc. (a)	177	1,267
Finish Line, Inc. Class A (b)	30	406
Foot Locker, Inc.	66	3,006
Francesca’s Holdings Corp. (a)	54	259
GameStop Corp. Class A (b)	219	2,764
Gap, Inc.	475	14,820
Genesco, Inc. (a)	45	1,827
Group 1 Automotive, Inc.	48	3,136
Guess?, Inc. (b)	126	2,613
Haverty Furniture Cos., Inc.	21	423
Hibbett Sports, Inc. (a) (b)	9	216
Home Depot, Inc.	329	58,641
Kirkland’s, Inc. (a)	12	116
L Brands, Inc.	290	11,081
Lithia Motors, Inc. Class A (b)	54	5,428
Lowe’s Cos., Inc.	343	30,098
MarineMax, Inc. (a)	39	759
Michaels Cos., Inc. (a)	128	2,523
Monro, Inc. (b)	9	482
Murphy USA, Inc. (a)	87	6,334
Office Depot, Inc.	1,165	2,505
O’Reilly Automotive, Inc. (a)	30	7,421
Rent-A-Center, Inc. (b)	105	906
RH (a) (b)	30	2,858
Ross Stores, Inc.	165	12,867
Sally Beauty Holdings, Inc. (a) (b)	107	1,760
Signet Jewelers, Ltd.	84	3,236
Sleep Number Corp. (a) (b)	18	633
Sonic Automotive, Inc. Class A (b)	60	1,137

Security Description	Shares	Value

Tailored Brands, Inc.	108	$2,706
Tiffany & Co.	39	3,809
TJX Cos., Inc.	210	17,128
Tractor Supply Co.	53	3,340
Ulta Salon Cosmetics & Fragrance, Inc. (a)	12	2,451
Urban Outfitters, Inc. (a)	200	7,392
Vitamin Shoppe, Inc. (a) (b)	12	52
Williams-Sonoma, Inc. (b)	45	2,374
Zumiez, Inc. (a) (b)	9	215

		320,140

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.4%
Apple, Inc.	2,041	342,439
Diebold Nixdorf, Inc. (b)	42	647
Electronics For Imaging, Inc. (a)	33	902
Hewlett Packard Enterprise Co.	1,315	23,065
HP, Inc.	3,834	84,041
NCR Corp. (a)	99	3,120
NetApp, Inc.	135	8,328
Seagate Technology PLC	356	20,833
Super Micro Computer, Inc. (a)	18	306
Western Digital Corp.	177	16,332
Xerox Corp.	483	13,901

		513,914

TEXTILES,APPAREL & LUXURY GOODS — 0.7%
Carter’s, Inc.	24	2,499
Crocs, Inc. (a)	36	585
Deckers Outdoor Corp. (a)	18	1,621
Fossil Group, Inc. (a) (b)	57	724
G-III Apparel Group, Ltd. (a)	99	3,730
Hanesbrands, Inc. (b)	188	3,463
Michael Kors Holdings, Ltd. (a)	197	12,230
Movado Group, Inc. (b)	12	461
NIKE, Inc. Class B	428	28,436
Oxford Industries, Inc.	6	447
Perry Ellis International, Inc. (a)	18	465
PVH Corp.	45	6,814
Ralph Lauren Corp.	128	14,311
Skechers U.S.A., Inc. Class A (a)	89	3,461
Steven Madden, Ltd	21	922
Tapestry, Inc.	153	8,049
Under Armour, Inc. Class A (a) (b)	24	392
Under Armour, Inc. Class C (a) (b)	24	344
Unifi, Inc. (a)	54	1,958
VF Corp.	219	16,232
Wolverine World Wide, Inc.	48	1,387

		108,531

THRIFTS & MORTGAGE FINANCE — 0.1%
BofI Holding, Inc. (a)	36	1,459
Dime Community Bancshares, Inc.	27	497
New York Community Bancorp, Inc.	591	7,701
Northwest Bancshares, Inc. (b)	66	1,093
Oritani Financial Corp.	18	276
Provident Financial Services, Inc.	48	1,228
TrustCo Bank Corp. NY	75	634

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Walker & Dunlop, Inc.	63	$3,744
Washington Federal, Inc.	72	2,491

		19,123

TOBACCO — 0.6%
Altria Group, Inc.	628	39,137
Philip Morris International, Inc.	504	50,098
Universal Corp.	39	1,891

		91,126

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	24	1,750
DXP Enterprises, Inc. (a)	21	818
Fastenal Co. (b)	123	6,715
GATX Corp.	47	3,219
Kaman Corp.	15	932
MSC Industrial Direct Co., Inc. Class A	18	1,651
NOW, Inc. (a) (b)	66	674
United Rentals, Inc. (a)	56	9,673
Veritiv Corp. (a)	6	235
W.W. Grainger, Inc.	34	9,597
Watsco, Inc.	21	3,800

		39,064

WATER UTILITIES — 0.1%
American States Water Co.	24	1,274
American Water Works Co., Inc.	60	4,928
Aqua America, Inc.	90	3,065

		9,267

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc.	36	538
Telephone & Data Systems, Inc.	207	5,802

		6,340

TOTAL COMMON STOCKS (Cost $13,273,688)		14,858,877

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (e) (f)	15,287	$15,287
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	47,751	47,751

TOTAL SHORT-TERM INVESTMENTS (Cost $63,038)		63,038

TOTAL INVESTMENTS — 100.2% (Cost $13,336,726)		14,921,915

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(29,708)

NET ASSETS — 100.0%		$14,892,207

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$379,783	$—	$—	$379,783
Air Freight & Logistics	100,331	—	—	100,331
Airlines	173,381	—	—	173,381
Auto Components	51,708	—	—	51,708
Automobiles	214,920	—	—	214,920
Banks	1,283,015	—	—	1,283,015
Beverages	156,430	—	—	156,430
Biotechnology	249,278	—	—	249,278
Building Products	39,294	—	—	39,294
Capital Markets	487,092	—	—	487,092
Chemicals	345,803	—	—	345,803

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Commercial Services & Supplies	$69,601	$—	$—	$69,601
Communications Equipment	147,270	—	—	147,270
Construction & Engineering	42,514	—	—	42,514
Construction Materials	7,738	—	—	7,738
Consumer Finance	216,178	—	—	216,178
Containers & Packaging	70,401	—	—	70,401
Distributors	21,477	—	—	21,477
Diversified Consumer Services	19,187	—	—	19,187
Diversified Financial Services	334,128	—	—	334,128
Diversified Telecommunication Services	388,039	—	—	388,039
Electric Utilities	352,103	—	—	352,103
Electrical Equipment	77,029	—	—	77,029
Electronic Equipment, Instruments & Components	156,305	—	—	156,305
Energy Equipment & Services	132,354	—	—	132,354
Equity Real Estate Investment Trusts (REITS)	24,135	—	—	24,135
Food & Staples Retailing	558,013	—	—	558,013
Food Products	240,520	—	—	240,520
Gas Utilities	28,693	—	—	28,693
Health Care Equipment & Supplies	262,821	—	—	262,821
Health Care Providers & Services	672,133	—	—	672,133
Health Care Technology	8,335	—	—	8,335
Hotels, Restaurants & Leisure	195,988	—	—	195,988
Household Durables	88,814	—	—	88,814
Household Products	127,967	—	—	127,967
Independent Power Producers & Energy Traders	39,873	—	—	39,873
Industrial Conglomerates	142,484	—	—	142,484
Insurance	806,813	—	—	806,813
Internet & Catalog Retail	175,088	—	—	175,088
Internet Software & Services	392,458	—	—	392,458
IT Services	366,135	—	—	366,135
Leisure Equipment & Products	17,420	—	—	17,420
Life Sciences Tools & Services	69,379	—	—	69,379
Machinery	310,009	—	—	310,009
Marine	4,843	—	—	4,843
Media	321,062	—	—	321,062
Metals & Mining	100,950	—	—	100,950
Mortgage Real Estate Investment Trust (REITs)	1,298	—	—	1,298
Multi-Utilities	159,201	—	—	159,201
Multiline Retail	183,542	—	—	183,542
Oil, Gas & Consumable Fuels	1,090,965	—	—	1,090,965
Paper & Forest Products	14,772	—	—	14,772
Personal Products	32,345	—	—	32,345
Pharmaceuticals	441,215	—	—	441,215
Professional Services	44,969	—	—	44,969
Real Estate Investment Trusts (REITs)	272,189	—	—	272,189
Real Estate Management & Development	15,147	—	—	15,147
Road & Rail	146,517	—	—	146,517
Semiconductors & Semiconductor Equipment	457,836	—	—	457,836
Software	422,084	—	—	422,084
Specialty Retail	320,140	—	—	320,140
Technology Hardware, Storage & Peripherals	513,914	—	—	513,914
Textiles, Apparel & Luxury Goods	108,531	—	—	108,531
Thrifts & Mortgage Finance	19,123	—	—	19,123
Tobacco	91,126	—	—	91,126

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Trading Companies & Distributors	$39,064	$—	$—	$39,064
Water Utilities	9,267	—	—	9,267
Wireless Telecommunication Services	6,340	—	—	6,340
Short-Term Investments	63,038	—	—	63,038

TOTAL INVESTMENTS	$14,921,915	$—	$—	$14,921,915

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Corp.	144	$12,921	$6,575	$—	$—	$2,046	216	$21,542	$242	$—

State Street Institutional U.S. Government Money Market Fund, Class G Shares	35,542	35,542	389,368	409,623	—	—	15,287	15,287	324	—

State Street Navigator Securities Lending Government Money Market Portfolio	35,435	35,435	265,906	253,590	—	—	47,751	47,751	594	—

Total		$83,898	$661,849	$663,213	$—	$2,046		$84,580	$1,160	$—

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.4%
Curtiss-Wright Corp.	31,051	$4,194,059
KLX, Inc. (a)	61,337	4,358,607
Orbital ATK, Inc.	70,905	9,402,712
Teledyne Technologies, Inc. (a)	43,446	8,131,788

		26,087,166

AUTO COMPONENTS — 1.2%
Dana, Inc.	112,316	2,893,260
Delphi Technologies PLC	107,994	5,145,914
Gentex Corp.	207,252	4,770,941

		12,810,115

AUTOMOBILES — 0.6%
Thor Industries, Inc.	60,296	6,944,290

BANKS — 6.2%
BancorpSouth Bank	46,803	1,488,335
Bank of Hawaii Corp.	24,721	2,054,315
Bank of the Ozarks, Inc.	148,174	7,152,359
Cathay General Bancorp	57,911	2,315,282
Commerce Bancshares, Inc.	60,354	3,615,808
Cullen/Frost Bankers, Inc.	36,918	3,915,892
East West Bancorp, Inc.	176,549	11,041,375
Hancock Holding Co.	45,212	2,337,460
Home BancShares, Inc.	91,317	2,082,941
MB Financial, Inc.	51,567	2,087,432
Pinnacle Financial Partners, Inc.	53,788	3,453,190
Signature Bank (a)	23,877	3,389,340
Sterling Bancorp	182,982	4,126,244
Synovus Financial Corp.	144,754	7,229,015
Texas Capital Bancshares, Inc. (a)	60,486	5,437,692
Webster Financial Corp.	65,990	3,655,846
Wintrust Financial Corp.	37,403	3,218,528

		68,601,054

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a) (b)	5,080	960,374

BIOTECHNOLOGY — 0.4%
United Therapeutics Corp. (a)	36,818	4,136,870

BUILDING PRODUCTS — 0.9%
Lennox International, Inc.	45,788	9,357,694

CAPITAL MARKETS — 7.0%
Eaton Vance Corp.	147,071	8,187,443
Evercore, Inc. Class A	50,320	4,387,904
FactSet Research Systems, Inc. (b)	47,529	9,478,233
Federated Investors, Inc. Class B	117,115	3,911,641
Interactive Brokers Group, Inc. Class A	87,110	5,857,276
Janus Henderson Group PLC	221,867	7,341,579
MarketAxess Holdings, Inc.	45,779	9,954,186
MSCI, Inc.	109,964	16,436,319
SEI Investments Co.	159,468	11,945,748

		77,500,329

CHEMICALS — 2.7%
Chemours Co.	225,600	10,988,976
NewMarket Corp.	4,892	1,965,019

Security Description	Shares	Value

Olin Corp.	119,121	$3,620,087
PolyOne Corp.	62,489	2,657,032
RPM International, Inc.	70,975	3,383,378
Scotts Miracle-Gro Co. (b)	25,636	2,198,287
Sensient Technologies Corp.	23,460	1,655,807
Valvoline, Inc.	145,944	3,229,741

		29,698,327

COMMERCIAL SERVICES & SUPPLIES — 3.0%
Brink’s Co.	61,517	4,389,238
Copart, Inc. (a)	247,190	12,589,387
Deluxe Corp.	28,583	2,115,428
Healthcare Services Group, Inc.	89,283	3,882,025
Herman Miller, Inc.	72,416	2,313,691
MSA Safety, Inc.	27,035	2,250,393
Rollins, Inc.	117,510	5,996,535

		33,536,697

COMMUNICATIONS EQUIPMENT — 0.6%
InterDigital, Inc.	42,076	3,096,794
Plantronics, Inc.	21,651	1,307,071
ViaSat, Inc. (a) (b)	24,859	1,633,733

		6,037,598

CONSTRUCTION & ENGINEERING — 0.7%
Dycom Industries, Inc. (a)	38,198	4,111,251
Granite Construction, Inc.	26,039	1,454,538
Valmont Industries, Inc.	11,252	1,646,168

		7,211,957

CONSTRUCTION MATERIALS — 0.6%
Eagle Materials, Inc.	59,522	6,133,742

CONSUMER FINANCE — 0.4%
SLM Corp. (a)	362,617	4,064,937

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	37,579	3,375,722
Silgan Holdings, Inc.	37,607	1,047,355

		4,423,077

DISTRIBUTORS — 0.7%
Pool Corp.	49,475	7,234,235

DIVERSIFIED CONSUMER SERVICES — 1.0%
Service Corp. International	225,804	8,521,843
Sotheby’s (a)	44,871	2,302,331

		10,824,174

ELECTRIC UTILITIES — 0.7%
ALLETE, Inc.	31,859	2,301,813
IDACORP, Inc.	32,432	2,862,773
PNM Resources, Inc.	57,921	2,215,478

		7,380,064

ELECTRICAL EQUIPMENT — 0.4%
Hubbell, Inc.	36,427	4,436,080

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.9%
Belden, Inc.	22,474	1,549,358

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Cognex Corp.	211,974	$11,020,528
Coherent, Inc. (a)	30,400	5,696,960
Jabil, Inc.	213,621	6,137,331
Keysight Technologies, Inc. (a)	114,050	5,975,080
Littelfuse, Inc.	30,331	6,314,308
National Instruments Corp.	131,219	6,635,745
Trimble, Inc. (a)	303,213	10,879,282
Vishay Intertechnology, Inc. (b)	78,217	1,454,836
Zebra Technologies Corp. Class A (a)	65,038	9,052,639

		64,716,067

ENERGY EQUIPMENT & SERVICES — 0.2%
Core Laboratories NV (b)	22,328	2,416,336

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.3%
CoreSite Realty Corp. REIT	42,220	4,232,977
CyrusOne, Inc. REIT	50,652	2,593,889
GEO Group, Inc. REIT	83,057	1,700,177
Lamar Advertising Co. Class A REIT	101,940	6,489,500
Medical Properties Trust, Inc. REIT	243,762	3,168,906
National Retail Properties, Inc. REIT	78,190	3,069,739
PotlatchDeltic Corp. REIT	47,477	2,471,178
Uniti Group, Inc. REIT (a) (b)	93,866	1,525,323

		25,251,689

FOOD & STAPLES RETAILING — 0.3%
Sprouts Farmers Market, Inc. (a)	152,858	3,587,577

FOOD PRODUCTS — 2.1%
Flowers Foods, Inc.	100,326	2,193,126
Hain Celestial Group, Inc. (a) (b)	50,278	1,612,415
Ingredion, Inc.	40,740	5,252,201
Lamb Weston Holdings, Inc.	178,025	10,364,615
Lancaster Colony Corp.	12,325	1,517,701
Sanderson Farms, Inc.	16,427	1,955,142
Tootsie Roll Industries, Inc. (b)	10,917	321,492

		23,216,692

GAS UTILITIES — 0.5%
ONE Gas, Inc.	26,592	1,755,604
Southwest Gas Holdings, Inc.	28,354	1,917,581
WGL Holdings, Inc.	23,007	1,924,535

		5,597,720

HEALTH CARE EQUIPMENT & SUPPLIES — 6.6%
ABIOMED, Inc. (a)	51,556	15,002,280
Cantel Medical Corp.	43,333	4,827,730
Globus Medical, Inc. Class A (a)	89,440	4,455,901
Hill-Rom Holdings, Inc.	80,747	7,024,989
ICU Medical, Inc. (a)	18,396	4,643,150
LivaNova PLC (a)	53,478	4,732,803
Masimo Corp. (a)	58,609	5,154,662
NuVasive, Inc. (a)	37,047	1,934,224
STERIS PLC	63,071	5,888,309
Teleflex, Inc.	55,224	14,081,015
West Pharmaceutical Services, Inc.	55,858	4,931,703

		72,676,766

Security Description	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 1.5%
Encompass Health Corp.	120,844	$6,908,652
Molina Healthcare, Inc. (a) (b)	27,624	2,242,516
Tenet Healthcare Corp. (a) (b)	40,133	973,225
WellCare Health Plans, Inc. (a)	33,798	6,544,307

		16,668,700

HEALTH CARE TECHNOLOGY — 0.5%
Allscripts Healthcare Solutions, Inc. (a)	113,823	1,405,714
Medidata Solutions, Inc. (a)	72,098	4,528,475

		5,934,189

HOTELS, RESTAURANTS & LEISURE — 4.2%
Boyd Gaming Corp. (b)	99,799	3,179,596
Churchill Downs, Inc.	13,793	3,366,182
Cracker Barrel Old Country Store, Inc. (b)	11,527	1,835,098
Domino’s Pizza, Inc.	53,429	12,478,877
Dunkin’ Brands Group, Inc. (b)	100,264	5,984,758
ILG, Inc.	91,875	2,858,231
Jack in the Box, Inc.	23,188	1,978,632
Papa John’s International, Inc.	12,397	710,348
Scientific Games Corp. Class A (a)	64,459	2,681,494
Six Flags Entertainment Corp. (b)	96,292	5,995,140
Texas Roadhouse, Inc.	52,380	3,026,517
Wendy’s Co.	112,185	1,968,847

		46,063,720

HOUSEHOLD DURABLES — 2.6%
Helen of Troy, Ltd. (a)	15,471	1,345,977
KB Home	102,053	2,903,408
NVR, Inc. (a)	4,186	11,720,800
Tempur Sealy International, Inc. (a) (b)	23,466	1,062,775
Toll Brothers, Inc.	174,393	7,542,497
TRI Pointe Group, Inc. (a)	182,793	3,003,289
Tupperware Brands Corp.	26,517	1,282,893

		28,861,639

HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc. (b)	32,388	1,929,677

INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	36,752	3,837,276

INSURANCE — 2.3%
Brown & Brown, Inc.	178,379	4,537,962
CNO Financial Group, Inc.	202,438	4,386,831
First American Financial Corp.	76,507	4,489,431
Kemper Corp.	60,415	3,443,655
Primerica, Inc.	54,235	5,239,101
RenaissanceRe Holdings, Ltd.	25,340	3,509,843

		25,606,823

INTERNET SOFTWARE & SERVICES — 1.2%
Cars.com, Inc. (a)	46,802	1,325,901
j2 Global, Inc.	60,119	4,744,591

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

LogMeIn, Inc.	63,984	$7,393,351

		13,463,843

IT SERVICES — 4.9%
Acxiom Corp. (a)	42,216	958,726
Broadridge Financial Solutions, Inc.	142,919	15,676,785
CoreLogic, Inc. (a)	99,271	4,490,027
DST Systems, Inc.	30,914	2,585,956
Jack Henry & Associates, Inc.	94,393	11,416,833
MAXIMUS, Inc.	79,524	5,307,432
Sabre Corp.	118,276	2,537,020
Teradata Corp. (a)	94,157	3,735,208
WEX, Inc. (a)	49,091	7,688,633

		54,396,620

LEISURE EQUIPMENT & PRODUCTS — 1.0%
Brunswick Corp.	47,859	2,842,346
Polaris Industries, Inc.	71,832	8,226,201

		11,068,547

LIFE SCIENCES TOOLS & SERVICES — 1.8%
Bio-Rad Laboratories, Inc. Class A (a)	24,882	6,222,491
Bio-Techne Corp.	46,111	6,964,605
Charles River Laboratories International, Inc. (a)	57,947	6,185,263

		19,372,359

MACHINERY — 6.1%
Crane Co.	26,907	2,495,355
Donaldson Co., Inc.	97,743	4,403,322
Graco, Inc.	207,005	9,464,269
IDEX Corp.	93,508	13,325,825
ITT, Inc.	56,659	2,775,158
Kennametal, Inc.	41,210	1,654,994
Lincoln Electric Holdings, Inc.	41,247	3,710,168
Nordson Corp.	62,432	8,511,979
Oshkosh Corp.	43,514	3,362,327
Terex Corp.	40,576	1,517,948
Timken Co.	43,024	1,961,894
Toro Co.	130,811	8,169,147
Wabtec Corp. (b)	43,290	3,523,806
Woodward, Inc.	35,264	2,527,018

		67,403,210

MEDIA — 1.6%
AMC Networks, Inc. Class A (a)	38,455	1,988,123
Cable One, Inc.	3,505	2,408,321
John Wiley & Sons, Inc. Class A	20,520	1,307,124
Live Nation Entertainment, Inc. (a)	166,571	7,019,302
Meredith Corp. (b)	26,325	1,416,285
New York Times Co. Class A	155,578	3,749,430

		17,888,585

METALS & MINING — 0.6%
Royal Gold, Inc.	80,147	6,882,223

MULTI-UTILITIES — 0.4%
Vectren Corp.	65,590	4,192,513

Security Description	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 0.1%
Matador Resources Co. (a) (b)	50,267	$1,503,486

PAPER & FOREST PRODUCTS — 0.5%
Louisiana-Pacific Corp.	176,656	5,082,393

PERSONAL PRODUCTS — 0.2%
Nu Skin Enterprises, Inc. Class A	26,976	1,988,401

PHARMACEUTICALS — 0.9%
Akorn, Inc. (a)	113,045	2,115,072
Catalent, Inc. (a)	162,619	6,677,136
Prestige Brands Holdings, Inc. (a)	43,013	1,450,398

		10,242,606

PROFESSIONAL SERVICES — 0.2%
Dun & Bradstreet Corp.	23,240	2,719,080

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.5%
Camden Property Trust REIT	60,562	5,098,109
Corporate Office Properties Trust REIT	53,387	1,378,986
Cousins Properties, Inc. REIT	268,194	2,327,924
DCT Industrial Trust, Inc. REIT	114,748	6,464,902
Douglas Emmett, Inc. REIT	123,845	4,552,542
First Industrial Realty Trust, Inc. REIT	147,919	4,323,673
Healthcare Realty Trust, Inc. REIT	76,628	2,123,362
Highwoods Properties, Inc. REIT	56,032	2,455,322
Kilroy Realty Corp. REIT	72,777	5,164,256
Liberty Property Trust REIT	87,840	3,489,883
Life Storage, Inc. REIT	29,158	2,435,276
Quality Care Properties, Inc. REIT (a)	36,356	706,397
Rayonier, Inc. REIT	95,744	3,368,274
Tanger Factory Outlet Centers, Inc. REIT	48,108	1,058,376
Taubman Centers, Inc. REIT	32,167	1,830,624
Urban Edge Properties REIT	70,499	1,505,154
Weingarten Realty Investors REIT	56,431	1,584,583

		49,867,643

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Jones Lang LaSalle, Inc.	35,205	6,148,201

ROAD & RAIL — 1.9%
Knight-Swift Transportation
Holdings, Inc.	79,135	3,641,001
Landstar System, Inc.	35,733	3,918,123
Old Dominion Freight Line, Inc.	83,779	12,313,000
Werner Enterprises, Inc.	28,810	1,051,565

		20,923,689

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.6%
Cirrus Logic, Inc. (a)	78,706	3,197,825
Cree, Inc. (a)	54,370	2,191,655
Cypress Semiconductor Corp.	268,160	4,547,993
First Solar, Inc. (a)	48,570	3,447,499
Integrated Device Technology, Inc. (a)	160,701	4,911,022

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Microsemi Corp. (a)	144,515	$9,353,011
MKS Instruments, Inc.	66,792	7,724,495
Monolithic Power Systems, Inc.	47,472	5,495,833
Silicon Laboratories, Inc. (a)	52,485	4,718,401
Teradyne, Inc.	239,349	10,940,643
Versum Materials, Inc.	132,744	4,995,157

		61,523,534

SOFTWARE — 5.6%
ACI Worldwide, Inc. (a)	71,531	1,696,715
Blackbaud, Inc.	58,614	5,967,491
CDK Global, Inc.	154,918	9,812,506
CommVault Systems, Inc. (a)	26,480	1,514,656
Fair Isaac Corp.	36,702	6,216,218
Fortinet, Inc. (a)	176,395	9,451,244
Manhattan Associates, Inc. (a)	50,210	2,102,795
PTC, Inc. (a)	83,636	6,524,445
Tyler Technologies, Inc. (a) (b)	43,151	9,103,135
Ultimate Software Group, Inc. (a) (b)	35,574	8,669,384

		61,058,589

SPECIALTY RETAIL — 0.2%
American Eagle Outfitters, Inc.	119,784	2,387,295

TEXTILES,APPAREL & LUXURY GOODS — 1.1%
Carter’s, Inc.	40,271	4,192,211
Deckers Outdoor Corp. (a)	19,395	1,746,132
Skechers U.S.A., Inc. Class A (a)	166,200	6,463,518

		12,401,861

THRIFTS & MORTGAGE FINANCE — 0.4%
LendingTree, Inc. (a) (b)	9,447	3,100,033
Washington Federal, Inc.	43,249	1,496,415

		4,596,448

TRADING COMPANIES & DISTRIBUTORS — 0.5%
MSC Industrial Direct Co., Inc. Class A	25,244	2,315,127

Security Description	Shares	Value

Watsco, Inc.	18,866	$3,414,180

		5,729,307

WATER UTILITIES — 0.4%
Aqua America, Inc.	133,721	4,554,537

TOTAL COMMON STOCKS (Cost $1,015,057,490)		1,099,138,621

SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	490,841	490,841
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	9,266,118	9,266,118

TOTAL SHORT-TERM INVESTMENTS (Cost $9,756,959)		9,756,959

TOTAL INVESTMENTS — 100.8% (Cost $1,024,814,449)		1,108,895,580

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(8,422,391)

NET ASSETS — 100.0%		$1,100,473,189

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$26,087,166	$—	$—	$26,087,166
Auto Components	12,810,115	—	—	12,810,115
Automobiles	6,944,290	—	—	6,944,290
Banks	68,601,054	—	—	68,601,054
Beverages	960,374	—	—	960,374
Biotechnology	4,136,870	—	—	4,136,870
Building Products	9,357,694	—	—	9,357,694
Capital Markets	77,500,329	—	—	77,500,329
Chemicals	29,698,327	—	—	29,698,327
Commercial Services & Supplies	33,536,697	—	—	33,536,697

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Communications Equipment	$6,037,598	$—	$—	$6,037,598
Construction & Engineering	7,211,957	—	—	7,211,957
Construction Materials	6,133,742	—	—	6,133,742
Consumer Finance	4,064,937	—	—	4,064,937
Containers & Packaging	4,423,077	—	—	4,423,077
Distributors	7,234,235	—	—	7,234,235
Diversified Consumer Services	10,824,174	—	—	10,824,174
Electric Utilities	7,380,064	—	—	7,380,064
Electrical Equipment	4,436,080	—	—	4,436,080
Electronic Equipment, Instruments & Components	64,716,067	—	—	64,716,067
Energy Equipment & Services	2,416,336	—	—	2,416,336
Equity Real Estate Investment Trusts (REITS)	25,251,689	—	—	25,251,689
Food & Staples Retailing	3,587,577	—	—	3,587,577
Food Products	23,216,692	—	—	23,216,692
Gas Utilities	5,597,720	—	—	5,597,720
Health Care Equipment & Supplies	72,676,766	—	—	72,676,766
Health Care Providers & Services	16,668,700	—	—	16,668,700
Health Care Technology	5,934,189	—	—	5,934,189
Hotels, Restaurants & Leisure	46,063,720	—	—	46,063,720
Household Durables	28,861,639	—	—	28,861,639
Household Products	1,929,677	—	—	1,929,677
Industrial Conglomerates	3,837,276	—	—	3,837,276
Insurance	25,606,823	—	—	25,606,823
Internet Software & Services	13,463,843	—	—	13,463,843
IT Services	54,396,620	—	—	54,396,620
Leisure Equipment & Products	11,068,547	—	—	11,068,547
Life Sciences Tools & Services	19,372,359	—	—	19,372,359
Machinery	67,403,210	—	—	67,403,210
Media	17,888,585	—	—	17,888,585
Metals & Mining	6,882,223	—	—	6,882,223
Multi-Utilities	4,192,513	—	—	4,192,513
Oil, Gas & Consumable Fuels	1,503,486	—	—	1,503,486
Paper & Forest Products	5,082,393	—	—	5,082,393
Personal Products	1,988,401	—	—	1,988,401
Pharmaceuticals	10,242,606	—	—	10,242,606
Professional Services	2,719,080	—	—	2,719,080
Real Estate Investment Trusts (REITs)	49,867,643	—	—	49,867,643
Real Estate Management & Development	6,148,201	—	—	6,148,201
Road & Rail	20,923,689	—	—	20,923,689
Semiconductors & Semiconductor Equipment	61,523,534	—	—	61,523,534
Software	61,058,589	—	—	61,058,589
Specialty Retail	2,387,295	—	—	2,387,295
Textiles, Apparel & Luxury Goods	12,401,861	—	—	12,401,861
Thrifts & Mortgage Finance	4,596,448	—	—	4,596,448
Trading Companies & Distributors	5,729,307	—	—	5,729,307
Water Utilities	4,554,537	—	—	4,554,537
Short-Term Investments	9,756,959	—	—	9,756,959

TOTAL INVESTMENTS	$1,108,895,580	$—	$—	$1,108,895,580

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	254,947	$254,947	$67,944,533	$67,708,639	$—	$—	490,841	$490,841	$15,120	$—

State Street Navigator Securities Lending Government Money Market Portfolio	5,370,521	5,370,521	70,902,141	67,006,544	—	—	9,266,118	9,266,118	77,682	—

Total		$5,625,468	$138,846,674	$134,715,183	$—	$—		$9,756,959	$92,802	$—

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.5%
Curtiss-Wright Corp.	15,720	$2,123,300
Esterline Technologies Corp. (a)	21,853	1,598,547

		3,721,847

AIRLINES — 0.8%
JetBlue Airways Corp. (a)	265,322	5,391,343

AUTO COMPONENTS — 0.6%
Cooper Tire & Rubber Co. (b)	42,577	1,247,506
Dana, Inc.	42,729	1,100,699
Gentex Corp.	85,548	1,969,315

		4,317,520

BANKS — 10.2%
Associated Banc-Corp.	140,318	3,486,902
BancorpSouth Bank	37,091	1,179,494
Bank of Hawaii Corp.	18,147	1,508,016
Cathay General Bancorp	22,995	919,340
Chemical Financial Corp.	59,049	3,228,799
Commerce Bancshares, Inc.	37,828	2,266,275
Cullen/Frost Bankers, Inc.	22,957	2,435,049
First Horizon National Corp.	272,242	5,126,317
FNB Corp.	268,115	3,606,147
Fulton Financial Corp.	145,565	2,583,779
Hancock Holding Co.	40,044	2,070,275
Home BancShares, Inc.	68,217	1,556,030
International Bancshares Corp.	44,967	1,749,216
MB Financial, Inc.	34,131	1,381,623
PacWest Bancorp	104,719	5,186,732
Pinnacle Financial Partners, Inc.	24,779	1,590,812
Prosperity Bancshares, Inc.	57,634	4,185,957
Signature Bank (a)	28,612	4,061,473
Sterling Bancorp	63,436	1,430,482
TCF Financial Corp.	142,800	3,257,268
Trustmark Corp.	56,049	1,746,487
UMB Financial Corp.	36,513	2,643,176
Umpqua Holdings Corp.	182,626	3,910,023
United Bankshares, Inc.	87,216	3,074,364
Valley National Bancorp	219,963	2,740,739
Webster Financial Corp.	32,025	1,774,185
Wintrust Financial Corp.	20,892	1,797,756

		70,496,716

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a)	3,992	754,688

BIOTECHNOLOGY — 0.2%
United Therapeutics Corp. (a)	11,028	1,239,106

CAPITAL MARKETS — 0.9%
Legg Mason, Inc.	69,920	2,842,248
Stifel Financial Corp.	60,003	3,553,978

		6,396,226

CHEMICALS — 2.9%
Ashland Global Holdings, Inc.	51,512	3,595,022
Cabot Corp.	51,446	2,866,571
Minerals Technologies, Inc.	29,714	1,989,352
NewMarket Corp.	4,300	1,727,224

Security Description	Shares	Value

Olin Corp.	58,153	$1,767,270
PolyOne Corp.	23,782	1,011,211
RPM International, Inc.	63,175	3,011,552
Scotts Miracle-Gro Co. (b)	15,397	1,320,293
Sensient Technologies Corp.	19,585	1,382,309
Valvoline, Inc.	67,243	1,488,088

		20,158,892

COMMERCIAL SERVICES & SUPPLIES — 1.1%
Clean Harbors, Inc. (a)	43,088	2,103,125
Deluxe Corp.	20,092	1,487,009
HNI Corp.	35,528	1,282,206
MSA Safety, Inc.	9,434	785,286
Pitney Bowes, Inc.	154,990	1,687,841

		7,345,467

COMMUNICATIONS EQUIPMENT — 1.7%
ARRIS International PLC (a)	145,249	3,859,266
Ciena Corp. (a)	118,604	3,071,844
NetScout Systems, Inc. (a)	72,532	1,911,218
Plantronics, Inc.	12,463	752,391
ViaSat, Inc. (a) (b)	28,396	1,866,185

		11,460,904

CONSTRUCTION & ENGINEERING — 1.9%
AECOM (a)	132,617	4,725,144
EMCOR Group, Inc.	48,743	3,798,542
Granite Construction, Inc.	15,037	839,967
KBR, Inc.	116,574	1,887,333
Valmont Industries, Inc.	11,195	1,637,828

		12,888,814

CONSUMER FINANCE — 0.2%
SLM Corp. (a)	113,160	1,268,524

CONTAINERS & PACKAGING — 2.1%
AptarGroup, Inc.	25,923	2,328,663
Bemis Co., Inc.	75,343	3,278,927
Greif, Inc. Class A	21,092	1,102,057
Owens-Illinois, Inc. (a)	135,393	2,932,612
Silgan Holdings, Inc.	35,153	979,011
Sonoco Products Co.	82,367	3,994,800

		14,616,070

DIVERSIFIED CONSUMER SERVICES — 0.7%
Adtalem Global Education, Inc. (a)	49,463	2,351,965
Graham Holdings Co. Class B	3,795	2,285,539

		4,637,504

ELECTRIC UTILITIES — 3.6%
ALLETE, Inc.	20,138	1,454,971
Great Plains Energy, Inc.	178,336	5,669,301
Hawaiian Electric Industries, Inc.	90,277	3,103,723
IDACORP, Inc.	19,574	1,727,797
OGE Energy Corp.	165,197	5,413,506
PNM Resources, Inc.	26,111	998,746
Westar Energy, Inc.	118,356	6,224,342

		24,592,386

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

ELECTRICAL EQUIPMENT — 1.1%
EnerSys	34,807	$2,414,562
Hubbell, Inc.	20,871	2,541,670
Regal Beloit Corp.	36,873	2,704,635

		7,660,867

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.5%
Arrow Electronics, Inc. (a)	73,021	5,624,078
Avnet, Inc.	100,040	4,177,670
Belden, Inc.	19,360	1,334,678
Keysight Technologies, Inc. (a)	80,828	4,234,579
Knowles Corp. (a)	73,233	922,004
SYNNEX Corp.	24,237	2,869,661
Tech Data Corp. (a)	28,926	2,462,470
VeriFone Systems, Inc. (a)	93,115	1,432,109
Vishay Intertechnology, Inc. (b)	55,094	1,024,748

		24,081,997

ENERGY EQUIPMENT & SERVICES — 2.7%
Core Laboratories NV (b)	21,384	2,314,176
Diamond Offshore Drilling, Inc. (a) (b)	52,798	774,019
Dril-Quip, Inc. (a)	31,389	1,406,227
Ensco PLC Class A (b)	367,072	1,611,446
Nabors Industries, Ltd.	263,517	1,841,984
Oceaneering International, Inc.	81,578	1,512,456
Patterson-UTI Energy, Inc.	184,424	3,229,264
Rowan Cos. PLC Class A (a)	94,276	1,087,945
Superior Energy Services, Inc. (a)	125,390	1,057,038
Transocean, Ltd. (a) (b)	363,842	3,602,036

		18,436,591

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.4%
Alexander & Baldwin, Inc.	56,063	1,296,737
CoreCivic, Inc. REIT	98,450	1,921,744
CyrusOne, Inc. REIT	44,975	2,303,170
EPR Properties REIT	53,190	2,946,726
GEO Group, Inc. REIT	46,706	956,072
Medical Properties Trust, Inc. REIT	135,476	1,761,188
National Retail Properties, Inc. REIT	74,496	2,924,713
Omega Healthcare Investors, Inc.
REIT (b)	164,081	4,436,750
PotlatchDeltic Corp. REIT	17,340	902,547
Sabra Health Care REIT, Inc.	148,078	2,613,577
Uniti Group, Inc. REIT (a) (b)	71,516	1,162,135

		23,225,359

FOOD & STAPLES RETAILING — 0.8%
Casey’s General Stores, Inc.	31,396	3,446,339
United Natural Foods, Inc. (a)	42,008	1,803,823

		5,250,162

FOOD PRODUCTS — 2.2%
Flowers Foods, Inc.	84,241	1,841,508
Hain Celestial Group, Inc. (a)	51,519	1,652,214
Ingredion, Inc.	32,171	4,147,485
Lancaster Colony Corp.	7,643	941,159
Post Holdings, Inc. (a)	54,701	4,144,148

Security Description	Shares	Value

Sanderson Farms, Inc.	5,228	$622,237
Tootsie Roll Industries, Inc. (b)	8,677	255,544
TreeHouse Foods, Inc. (a)	46,373	1,774,695

		15,378,990

GAS UTILITIES — 3.8%
Atmos Energy Corp.	92,248	7,770,972
National Fuel Gas Co.	70,943	3,650,017
New Jersey Resources Corp.	72,164	2,893,776
ONE Gas, Inc.	25,149	1,660,337
Southwest Gas Holdings, Inc.	20,605	1,393,516
UGI Corp.	143,978	6,395,503
WGL Holdings, Inc.	26,911	2,251,105

		26,015,226

HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Halyard Health, Inc. (a)	38,824	1,789,010
NuVasive, Inc. (a)	16,694	871,594
STERIS PLC	27,595	2,576,269
West Pharmaceutical Services, Inc.	23,025	2,032,877

		7,269,750

HEALTH CARE PROVIDERS & SERVICES — 2.2%
Acadia Healthcare Co., Inc. (a) (b)	67,971	2,663,104
LifePoint Health, Inc. (a)	32,751	1,539,297
MEDNAX, Inc. (a)	77,692	4,322,006
Molina Healthcare, Inc. (a) (b)	19,770	1,604,929
Patterson Cos., Inc.	66,887	1,486,898
Tenet Healthcare Corp. (a) (b)	38,982	945,313
WellCare Health Plans, Inc. (a)	13,868	2,685,261

		15,246,808

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	70,958	876,331

HOTELS, RESTAURANTS & LEISURE — 1.5%
Brinker International, Inc. (b)	37,929	1,369,237
Cheesecake Factory, Inc. (b)	35,367	1,705,397
Cracker Barrel Old Country Store, Inc. (b)	11,904	1,895,117
ILG, Inc.	24,139	750,964
International Speedway Corp. Class A	20,002	882,088
Jack in the Box, Inc.	8,432	719,503
Papa John’s International, Inc.	12,563	719,860
Texas Roadhouse, Inc.	18,175	1,050,151
Wendy’s Co.	72,856	1,278,623

		10,370,940

HOUSEHOLD DURABLES — 0.5%
Helen of Troy, Ltd. (a)	11,800	1,026,600
Tempur Sealy International, Inc. (a) (b)	21,871	990,537
Tupperware Brands Corp.	23,752	1,149,122

		3,166,259

HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc. (b)	28,215	1,681,050

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	26,726	$2,790,462

INSURANCE — 7.0%
Alleghany Corp.	12,795	7,861,760
American Financial Group, Inc.	57,347	6,435,480
Aspen Insurance Holdings, Ltd.	49,865	2,236,445
Brown & Brown, Inc.	69,200	1,760,448
First American Financial Corp.	40,579	2,381,176
Genworth Financial, Inc. Class A (a)	408,620	1,156,395
Hanover Insurance Group, Inc.	35,202	4,149,964
Mercury General Corp.	29,955	1,374,036
Old Republic International Corp.	208,770	4,478,116
Reinsurance Group of America, Inc.	53,572	8,250,088
RenaissanceRe Holdings, Ltd.	16,014	2,218,099
WR Berkley Corp.	79,890	5,808,003

		48,110,010

INTERNET SOFTWARE & SERVICES — 0.1%
Cars.com, Inc. (a)	26,922	762,700

IT SERVICES — 2.8%
Acxiom Corp. (a)	36,332	825,100
Convergys Corp.	76,645	1,733,710
DST Systems, Inc.	27,713	2,318,192
Leidos Holdings, Inc.	118,314	7,737,735
Sabre Corp.	105,828	2,270,011
Science Applications International Corp.	35,046	2,761,625
Teradata Corp. (a)	38,024	1,508,412

		19,154,785

LEISURE EQUIPMENT & PRODUCTS — 0.3%
Brunswick Corp.	40,181	2,386,350

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Syneos Health, Inc. (a)	46,585	1,653,768

MACHINERY — 3.9%
AGCO Corp.	54,665	3,545,025
Crane Co.	23,827	2,209,716
Donaldson Co., Inc.	42,627	1,920,346
ITT, Inc.	34,772	1,703,133
Kennametal, Inc.	39,833	1,599,693
Lincoln Electric Holdings, Inc.	23,501	2,113,915
Oshkosh Corp.	32,442	2,506,793
Terex Corp.	36,651	1,371,114
Timken Co.	26,864	1,224,999
Trinity Industries, Inc.	125,759	4,103,516
Wabtec Corp. (b)	41,857	3,407,160
Woodward, Inc.	21,233	1,521,557

		27,226,967

MARINE — 0.5%
Kirby Corp. (a)	44,639	3,434,971

MEDIA — 1.4%
AMC Networks, Inc. Class A (a)	15,254	788,632
Cable One, Inc.	1,481	1,017,610
Cinemark Holdings, Inc. (b)	88,065	3,317,409
John Wiley & Sons, Inc. Class A	23,175	1,476,247
Meredith Corp.	14,545	782,521

Security Description	Shares	Value

TEGNA, Inc.	178,896	$2,037,625

		9,420,044

METALS & MINING — 4.1%
Allegheny Technologies, Inc. (a)	104,594	2,476,786
Carpenter Technology Corp.	38,739	1,709,165
Commercial Metals Co.	96,504	1,974,472
Compass Minerals International, Inc. (b)	27,519	1,659,396
Reliance Steel & Aluminum Co.	60,611	5,196,787
Steel Dynamics, Inc.	196,172	8,674,726
United States Steel Corp.	146,459	5,153,892
Worthington Industries, Inc.	35,880	1,539,969

		28,385,193

MULTI-UTILITIES — 1.5%
Black Hills Corp.	44,496	2,416,133
MDU Resources Group, Inc.	161,789	4,555,978
NorthWestern Corp.	40,472	2,177,394
Vectren Corp.	24,476	1,564,506

		10,714,011

MULTILINE RETAIL — 0.4%
Big Lots, Inc. (b)	34,559	1,504,353
Dillard’s, Inc. Class A (b)	17,225	1,383,857

		2,888,210

OIL, GAS & CONSUMABLE FUELS — 5.8%
Callon Petroleum Co. (a) (b)	169,418	2,243,094
Chesapeake Energy Corp. (a) (b)	745,828	2,252,401
CNX Resources Corp. (a)	165,201	2,549,051
Energen Corp. (a)	80,586	5,065,636
Gulfport Energy Corp. (a)	136,755	1,319,686
HollyFrontier Corp.	147,504	7,207,045
Matador Resources Co. (a)	45,045	1,347,296
Murphy Oil Corp.	134,507	3,475,661
PBF Energy, Inc. Class A	91,421	3,099,172
QEP Resources, Inc. (a)	199,413	1,952,253
SM Energy Co.	83,450	1,504,604
Southwestern Energy Co. (a)	426,178	1,845,351
World Fuel Services Corp.	55,396	1,359,972
WPX Energy, Inc. (a)	329,749	4,873,690

		40,094,912

PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp.	52,173	2,219,439

PERSONAL PRODUCTS — 0.5%
Edgewell Personal Care Co. (a)	44,317	2,163,556
Nu Skin Enterprises, Inc. Class A	22,328	1,645,797

		3,809,353

PHARMACEUTICALS — 0.4%
Endo International PLC (a)	164,537	977,350
Mallinckrodt PLC (a) (b)	70,785	1,024,967
Prestige Brands Holdings, Inc. (a)	14,316	482,735

		2,485,052

PROFESSIONAL SERVICES — 1.2%
Dun & Bradstreet Corp.	14,533	1,700,361

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

ManpowerGroup, Inc.	55,004	$6,330,960

		8,031,321

REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.6%
American Campus Communities, Inc. REIT	112,949	4,362,090
Camden Property Trust REIT	36,202	3,047,484
Corporate Office Properties Trust REIT	48,880	1,262,570
Cousins Properties, Inc. REIT	161,657	1,403,183
Douglas Emmett, Inc. REIT	49,114	1,805,431
Education Realty Trust, Inc. REIT	62,611	2,050,510
Healthcare Realty Trust, Inc. REIT	50,133	1,389,185
Highwoods Properties, Inc. REIT	47,274	2,071,547
Hospitality Properties Trust REIT	136,259	3,452,803
JBG SMITH Properties REIT	77,656	2,617,784
Kilroy Realty Corp. REIT	32,718	2,321,669
LaSalle Hotel Properties REIT	94,098	2,729,783
Liberty Property Trust REIT	62,536	2,484,555
Life Storage, Inc. REIT	18,299	1,528,333
Mack-Cali Realty Corp. REIT	73,568	1,229,321
Quality Care Properties, Inc. REIT (a)	52,240	1,015,023
Rayonier, Inc. REIT	41,211	1,449,803
Senior Housing Properties Trust REIT	197,081	3,086,289
Tanger Factory Outlet Centers, Inc. REIT	44,842	986,524
Taubman Centers, Inc. REIT	27,882	1,586,765
Urban Edge Properties REIT	39,017	833,013
Washington Prime Group, Inc. REIT (b)	152,046	1,014,147
Weingarten Realty Investors REIT	60,344	1,694,460

		45,422,272

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Jones Lang LaSalle, Inc.	13,836	2,416,319

ROAD & RAIL — 2.0%
Avis Budget Group, Inc. (a) (b)	58,442	2,737,423
Genesee & Wyoming, Inc. Class A (a)	51,078	3,615,812
Knight-Swift Transportation Holdings, Inc.	53,351	2,454,680
Landstar System, Inc.	10,672	1,170,185
Ryder System, Inc.	43,890	3,194,753
Werner Enterprises, Inc.	17,291	631,121

		13,803,974

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Cree, Inc. (a)	43,416	1,750,099
Cypress Semiconductor Corp.	110,628	1,876,251
First Solar, Inc. (a)	34,530	2,450,939
Synaptics, Inc. (a)	27,918	1,276,690

		7,353,979

SOFTWARE — 0.9%
ACI Worldwide, Inc. (a)	47,549	1,127,862

Security Description	Shares	Value

CommVault Systems, Inc. (a)	17,273	$988,016
Manhattan Associates, Inc. (a)	22,650	948,582
PTC, Inc. (a)	39,421	3,075,232

		6,139,692

SPECIALTY RETAIL — 3.7%
Aaron’s, Inc.	50,558	2,356,003
American Eagle Outfitters, Inc.	56,443	1,124,909
AutoNation, Inc. (a)	49,316	2,307,002
Bed Bath & Beyond, Inc.	119,090	2,499,699
Dick’s Sporting Goods, Inc.	68,329	2,394,931
GameStop Corp. Class A (b)	82,996	1,047,410
Michaels Cos., Inc. (a)	92,980	1,832,636
Murphy USA, Inc. (a)	25,869	1,883,263
Office Depot, Inc.	422,794	909,007
Sally Beauty Holdings, Inc. (a) (b)	102,570	1,687,277
Signet Jewelers, Ltd.	49,561	1,909,090
Urban Outfitters, Inc. (a)	66,699	2,465,195
Williams-Sonoma, Inc. (b)	63,559	3,353,373

		25,769,795

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
3D Systems Corp. (a) (b)	93,267	1,080,964
Diebold Nixdorf, Inc. (b)	61,884	953,014
NCR Corp. (a)	97,086	3,060,151

		5,094,129

TEXTILES,APPAREL & LUXURY GOODS — 0.4%
Carter’s, Inc.	12,179	1,267,834
Deckers Outdoor Corp. (a)	13,042	1,174,171

		2,442,005

THRIFTS & MORTGAGE FINANCE — 1.0%
New York Community Bancorp, Inc.	404,819	5,274,791
Washington Federal, Inc.	42,123	1,457,456

		6,732,247

TRADING COMPANIES & DISTRIBUTORS — 1.1%
GATX Corp.	31,657	2,168,188
MSC Industrial Direct Co., Inc. Class A	20,265	1,858,503
NOW, Inc. (a) (b)	88,165	901,046
Watsco, Inc.	13,908	2,516,931

		7,444,668

WATER UTILITIES — 0.3%
Aqua America, Inc.	57,386	1,954,567

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	76,362	2,140,427

TOTAL COMMON STOCKS (Cost $691,050,415)		688,227,959

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	508,751	$508,751
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	23,743,798	23,743,798

TOTAL SHORT-TERM INVESTMENTS (Cost $24,252,549)		24,252,549

TOTAL INVESTMENTS — 103.3% (Cost $715,302,964)		712,480,508

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(22,694,042)

NET ASSETS — 100.0%		$689,786,466

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$3,721,847	$—	$—	$3,721,847
Airlines	5,391,343	—	—	5,391,343
Auto Components	4,317,520	—	—	4,317,520
Banks	70,496,716	—	—	70,496,716
Beverages	754,688	—	—	754,688
Biotechnology	1,239,106	—	—	1,239,106
Capital Markets	6,396,226	—	—	6,396,226
Chemicals	20,158,892	—	—	20,158,892
Commercial Services & Supplies	7,345,467	—	—	7,345,467
Communications Equipment	11,460,904	—	—	11,460,904
Construction & Engineering	12,888,814	—	—	12,888,814
Consumer Finance	1,268,524	—	—	1,268,524
Containers & Packaging	14,616,070	—	—	14,616,070
Diversified Consumer Services	4,637,504	—	—	4,637,504
Electric Utilities	24,592,386	—	—	24,592,386
Electrical Equipment	7,660,867	—	—	7,660,867
Electronic Equipment, Instruments & Components	24,081,997	—	—	24,081,997
Energy Equipment & Services	18,436,591	—	—	18,436,591
Equity Real Estate Investment Trusts (REITS)	23,225,359	—	—	23,225,359
Food & Staples Retailing	5,250,162	—	—	5,250,162
Food Products	15,378,990	—	—	15,378,990
Gas Utilities	26,015,226	—	—	26,015,226
Health Care Equipment & Supplies	7,269,750	—	—	7,269,750
Health Care Providers & Services	15,246,808	—	—	15,246,808
Health Care Technology	876,331	—	—	876,331
Hotels, Restaurants & Leisure	10,370,940	—	—	10,370,940
Household Durables	3,166,259	—	—	3,166,259
Household Products	1,681,050	—	—	1,681,050
Industrial Conglomerates	2,790,462	—	—	2,790,462
Insurance	48,110,010	—	—	48,110,010

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Internet Software & Services	$762,700	$—	$—	$762,700
IT Services	19,154,785	—	—	19,154,785
Leisure Equipment & Products	2,386,350	—	—	2,386,350
Life Sciences Tools & Services	1,653,768	—	—	1,653,768
Machinery	27,226,967	—	—	27,226,967
Marine	3,434,971	—	—	3,434,971
Media	9,420,044	—	—	9,420,044
Metals & Mining	28,385,193	—	—	28,385,193
Multi-Utilities	10,714,011	—	—	10,714,011
Multiline Retail	2,888,210	—	—	2,888,210
Oil, Gas & Consumable Fuels	40,094,912	—	—	40,094,912
Paper & Forest Products	2,219,439	—	—	2,219,439
Personal Products	3,809,353	—	—	3,809,353
Pharmaceuticals	2,485,052	—	—	2,485,052
Professional Services	8,031,321	—	—	8,031,321
Real Estate Investment Trusts (REITs)	45,422,272	—	—	45,422,272
Real Estate Management & Development	2,416,319	—	—	2,416,319
Road & Rail	13,803,974	—	—	13,803,974
Semiconductors & Semiconductor Equipment	7,353,979	—	—	7,353,979
Software	6,139,692	—	—	6,139,692
Specialty Retail	25,769,795	—	—	25,769,795
Technology Hardware, Storage & Peripherals	5,094,129	—	—	5,094,129
Textiles, Apparel & Luxury Goods	2,442,005	—	—	2,442,005
Thrifts & Mortgage Finance	6,732,247	—	—	6,732,247
Trading Companies & Distributors	7,444,668	—	—	7,444,668
Water Utilities	1,954,567	—	—	1,954,567
Wireless Telecommunication Services	2,140,427	—	—	2,140,427
Short-Term Investments	24,252,549	—	—	24,252,549

TOTAL INVESTMENTS	$712,480,508	$—	$—	$712,480,508

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,006,370	$2,006,370	$41,665,576	$43,163,195	$—	$—	508,751	$508,751	$10,787	$—

State Street Navigator Securities Lending Government Money Market Portfolio	3,435,702	3,435,702	111,143,884	90,835,788	—	—	23,743,798	23,743,798	204,777	—

Total		$5,442,072	$152,809,460	$133,998,983	$—	$—		$24,252,549	$215,564	$—

See accompanying notes to schedule of investments.

SPDR S&P 500 BUYBACK ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.1%
Boeing Co.	499	$163,612

AIRLINES — 3.9%
American Airlines Group, Inc.	2,916	151,515
Delta Air Lines, Inc.	2,813	154,181
Southwest Airlines Co.	2,537	145,319
United Continental Holdings, Inc. (a)	2,151	149,430

		600,445

AUTO COMPONENTS — 0.8%
Goodyear Tire & Rubber Co.	4,875	129,578

AUTOMOBILES — 1.7%
General Motors Co.	3,679	133,695
Harley-Davidson, Inc. (b)	3,031	129,969

		263,664

BANKS — 11.6%
Bank of America Corp.	5,362	160,806
BB&T Corp.	3,093	160,960
Citigroup, Inc.	2,167	146,273
Citizens Financial Group, Inc.	3,629	152,345
Comerica, Inc.	1,777	170,468
Fifth Third Bancorp	5,139	163,163
JPMorgan Chase & Co.	1,477	162,426
M&T Bank Corp.	920	169,611
PNC Financial Services Group, Inc.	1,081	163,490
Regions Financial Corp.	9,037	167,907
SunTrust Banks, Inc.	2,413	164,181

		1,781,630

BUILDING PRODUCTS — 0.9%
Masco Corp.	3,555	143,764

CAPITAL MARKETS — 4.9%
Ameriprise Financial, Inc.	908	134,330
Bank of New York Mellon Corp.	2,846	146,654
Goldman Sachs Group, Inc.	642	161,694
Morgan Stanley	3,021	163,013
State Street Corp. (c)	1,557	155,280

		760,971

COMMUNICATIONS EQUIPMENT — 1.1%
F5 Networks, Inc. (a)	1,178	170,351

CONSUMER FINANCE — 3.8%
American Express Co.	1,634	152,420
Discover Financial Services	2,048	147,313
Navient Corp.	11,776	154,501
Synchrony Financial	4,089	137,104

		591,338

CONTAINERS & PACKAGING — 0.9%
Sealed Air Corp. (b)	3,381	144,673

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Corning, Inc.	4,816	134,270

FOOD & STAPLES RETAILING — 3.7%
CVS Health Corp.	2,058	128,028
Kroger Co.	5,831	139,594

Security Description	Shares	Value

Sysco Corp.	2,685	$160,993
Walgreens Boots Alliance, Inc.	2,173	142,266

		570,881

FOOD PRODUCTS — 1.9%
Conagra Brands, Inc.	4,472	164,927
General Mills, Inc.	2,798	126,078

		291,005

HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Intuitive Surgical, Inc. (a)	389	160,591

HEALTH CARE PROVIDERS & SERVICES — 7.8%
Aetna, Inc.	889	150,241
Anthem, Inc.	692	152,032
Cigna Corp.	771	129,328
DaVita, Inc. (a)	2,031	133,924
Express Scripts Holding Co. (a)	2,055	141,959
HCA Healthcare, Inc.	1,882	182,554
Humana, Inc.	618	166,137
McKesson Corp.	1,002	141,152

		1,197,327

HOTELS, RESTAURANTS & LEISURE — 4.1%
Marriott International, Inc. Class A	1,181	160,592
McDonald’s Corp.	938	146,685
Wyndham Worldwide Corp.	1,406	160,889
Yum! Brands, Inc.	1,985	168,983

		637,149

HOUSEHOLD DURABLES — 1.9%
PulteGroup, Inc.	4,709	138,868
Whirlpool Corp.	962	147,292

		286,160

INSURANCE — 8.6%
American International Group, Inc.	2,678	145,737
Aon PLC	1,217	170,781
Assurant, Inc.	1,697	155,123
Hartford Financial Services Group, Inc.	2,986	153,839
Lincoln National Corp.	1,938	141,590
Travelers Cos., Inc.	1,237	171,770
Unum Group	2,792	132,927
XL Group, Ltd.	4,639	256,351

		1,328,118

INTERNET SOFTWARE & SERVICES — 2.3%
eBay, Inc. (a)	4,329	174,199
VeriSign, Inc. (a) (b)	1,459	172,979

		347,178

IT SERVICES — 4.0%
Alliance Data Systems Corp.	594	126,439
Cognizant Technology Solutions Corp. Class A	2,212	178,066
Fiserv, Inc. (a)	2,376	169,433
Western Union Co.	7,770	149,417

		623,355

See accompanying notes to schedule of investments.

SPDR S&P 500 BUYBACK ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 1.0%
IQVIA Holdings, Inc. (a)	1,640	$160,901

MACHINERY — 1.0%
Ingersoll-Rand PLC	1,787	152,806

MEDIA — 3.7%
CBS Corp. Class B	2,813	144,560
Charter Communications, Inc. Class A (a)	458	142,539
Discovery Communications, Inc. Class A (a) (b)	3,012	64,547
Discovery Communications, Inc. Class C (a) (b)	3,974	77,572
Walt Disney Co.	1,465	147,145

		576,363

MULTILINE RETAIL — 1.1%
Kohl’s Corp.	2,679	175,501

OIL, GAS & CONSUMABLE FUELS — 2.2%
Marathon Petroleum Corp.	2,344	171,370
Valero Energy Corp.	1,720	159,564

		330,934

PHARMACEUTICALS — 1.0%
Allergan PLC	918	154,490

PROFESSIONAL SERVICES — 1.1%
IHS Markit, Ltd. (a)	3,465	167,152

REAL ESTATE INVESTMENT TRUSTS (REITS) —1.2%
SBA Communications Corp. REIT (a)	1,039	177,586

ROAD & RAIL — 2.0%
CSX Corp.	2,804	156,211
Union Pacific Corp.	1,173	157,686

		313,897

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Lam Research Corp.	866	175,936
Xilinx, Inc.	2,211	159,723

		335,659

SOFTWARE — 0.9%
Cadence Design Systems, Inc. (a)	3,622	133,181

SPECIALTY RETAIL — 7.7%
AutoZone, Inc. (a)	212	137,522
Best Buy Co., Inc.	2,292	160,417
CarMax, Inc. (a) (b)	2,260	139,984
Foot Locker, Inc.	3,536	161,030
Home Depot, Inc.	835	148,830
Lowe’s Cos., Inc.	1,710	150,053
O’Reilly Automotive, Inc. (a)	630	155,849

Security Description	Shares	Value

Tractor Supply Co.	2,071	$130,515

		1,184,200

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.6%
Apple, Inc.	935	156,874
Hewlett Packard Enterprise Co.	10,637	186,573
HP, Inc.	7,339	160,871
NetApp, Inc.	2,660	164,096
Seagate Technology PLC	3,341	195,515

		863,929

TEXTILES, APPAREL & LUXURY GOODS — 2.1%
Michael Kors Holdings, Ltd. (a)	2,553	158,490
VF Corp.	2,131	157,950

		316,440

TOTAL COMMON STOCKS (Cost $14,961,118)		15,369,099

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e)	34,438	34,438
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	25,119	25,119

TOTAL SHORT-TERM INVESTMENTS (Cost $59,557)		59,557

TOTAL INVESTMENTS — 100.1% (Cost $15,020,675)		15,428,656

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(11,353)

NET ASSETS — 100.0%		$15,417,303

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P 500 BUYBACK ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$163,612	$—	$—	$163,612
Airlines	600,445	—	—	600,445
Auto Components	129,578	—	—	129,578
Automobiles	263,664	—	—	263,664
Banks	1,781,630	—	—	1,781,630
Building Products	143,764	—	—	143,764
Capital Markets	760,971	—	—	760,971
Communications Equipment	170,351	—	—	170,351
Consumer Finance	591,338	—	—	591,338
Containers & Packaging	144,673	—	—	144,673
Electronic Equipment, Instruments & Components	134,270	—	—	134,270
Food & Staples Retailing	570,881	—	—	570,881
Food Products	291,005	—	—	291,005
Health Care Equipment & Supplies	160,591	—	—	160,591
Health Care Providers & Services	1,197,327	—	—	1,197,327
Hotels, Restaurants & Leisure	637,149	—	—	637,149
Household Durables	286,160	—	—	286,160
Insurance	1,328,118	—	—	1,328,118
Internet Software & Services	347,178	—	—	347,178
IT Services	623,355	—	—	623,355
Life Sciences Tools & Services	160,901	—	—	160,901
Machinery	152,806	—	—	152,806
Media	576,363	—	—	576,363
Multiline Retail	175,501	—	—	175,501
Oil, Gas & Consumable Fuels	330,934	—	—	330,934
Pharmaceuticals	154,490	—	—	154,490
Professional Services	167,152	—	—	167,152
Real Estate Investment Trusts (REITs)	177,586	—	—	177,586
Road & Rail	313,897	—	—	313,897
Semiconductors & Semiconductor Equipment	335,659	—	—	335,659
Software	133,181	—	—	133,181
Specialty Retail	1,184,200	—	—	1,184,200
Technology Hardware, Storage & Peripherals	863,929	—	—	863,929
Textiles, Apparel & Luxury Goods	316,440	—	—	316,440
Short-Term Investments	59,557	—	—	59,557

TOTAL INVESTMENTS	$15,428,656	$—	$—	$15,428,656

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Corp.	1,033	$92,691	$94,863	$41,372	$5,408	$3,690	1,557	$155,280	$1,535	$—

State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,535	9,535	344,708	319,805	—	—	34,438	34,438	219	—

Total		$102,226	$439,571	$361,177	$5,408	$3,690		$189,718	$1,754	$—

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 3.0%
Arconic, Inc.	5,387	$124,116
Boeing Co.	6,754	2,214,502
General Dynamics Corp.	3,426	756,803
Harris Corp.	1,402	226,115
Huntington Ingalls Industries, Inc.	534	137,644
L3 Technologies, Inc.	972	202,176
Lockheed Martin Corp.	3,026	1,022,576
Northrop Grumman Corp.	2,145	748,862
Raytheon Co.	3,518	759,255
Rockwell Collins, Inc.	1,950	262,957
Textron, Inc.	3,262	192,360
TransDigm Group, Inc.	588	180,481
United Technologies Corp.	9,112	1,146,472

		7,974,319

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	1,720	161,181
Expeditors International of Washington, Inc.	2,192	138,754
FedEx Corp.	3,016	724,172
United Parcel Service, Inc. Class B	8,347	873,597

		1,897,704

AIRLINES — 0.5%
Alaska Air Group, Inc.	1,325	82,097
American Airlines Group, Inc.	5,216	271,023
Delta Air Lines, Inc.	8,023	439,741
Southwest Airlines Co.	6,665	381,771
United Continental Holdings, Inc. (a)	3,124	217,024

		1,391,656

AUTO COMPONENTS — 0.2%
Aptiv PLC	3,253	276,407
BorgWarner, Inc.	2,503	125,726
Goodyear Tire & Rubber Co.	3,068	81,548

		483,681

AUTOMOBILES — 0.5%
Ford Motor Co.	47,689	528,394
General Motors Co.	15,594	566,686
Harley-Davidson, Inc. (b)	1,994	85,503

		1,180,583

BANKS — 6.8%
Bank of America Corp.	116,944	3,507,151
BB&T Corp.	9,685	504,007
Citigroup, Inc.	31,416	2,120,580
Citizens Financial Group, Inc.	6,172	259,101
Comerica, Inc.	2,111	202,508
Fifth Third Bancorp	8,257	262,160
Huntington Bancshares, Inc.	13,429	202,778
JPMorgan Chase & Co.	41,958	4,614,121
KeyCorp	13,136	256,809
M&T Bank Corp.	1,798	331,479
People’s United Financial, Inc.	3,652	68,146
PNC Financial Services Group, Inc.	5,767	872,201
Regions Financial Corp.	14,351	266,642
SunTrust Banks, Inc.	5,921	402,865

Security Description	Shares	Value

US Bancorp	19,349	$977,124
Wells Fargo & Co.	53,650	2,811,796
Zions Bancorp	2,426	127,923

		17,787,391

BEVERAGES — 2.0%
Brown-Forman Corp. Class B	3,003	163,363
Coca-Cola Co.	46,738	2,029,832
Constellation Brands, Inc. Class A	2,115	482,051
Dr. Pepper Snapple Group, Inc.	2,253	266,710
Molson Coors Brewing Co. Class B	2,263	170,472
Monster Beverage Corp. (a)	4,992	285,592
PepsiCo, Inc.	17,493	1,909,361

		5,307,381

BIOTECHNOLOGY — 2.8%
AbbVie, Inc.	19,490	1,844,729
Alexion Pharmaceuticals, Inc. (a)	2,682	298,936
Amgen, Inc.	8,166	1,392,140
Biogen, Inc. (a)	2,616	716,313
Celgene Corp. (a)	9,115	813,149
Gilead Sciences, Inc.	15,985	1,205,109
Incyte Corp. (a)	2,133	177,743
Regeneron Pharmaceuticals, Inc. (a)	937	322,665
Vertex Pharmaceuticals, Inc. (a)	3,077	501,489

		7,272,273

BUILDING PRODUCTS — 0.3%
Allegion PLC	1,118	95,354
AO Smith Corp.	1,750	111,282
Fortune Brands Home & Security, Inc.	1,822	107,298
Johnson Controls International PLC	11,361	400,362
Masco Corp.	3,955	159,940

		874,236

CAPITAL MARKETS — 3.3%
Affiliated Managers Group, Inc.	656	124,365
Ameriprise Financial, Inc.	1,850	273,689
Bank of New York Mellon Corp.	12,265	632,015
BlackRock, Inc.	1,485	804,454
Cboe Global Markets, Inc.	1,365	155,747
Charles Schwab Corp.	14,577	761,211
CME Group, Inc.	4,157	672,353
E*TRADE Financial Corp. (a)	3,329	184,460
Franklin Resources, Inc.	4,000	138,720
Goldman Sachs Group, Inc.	4,343	1,093,828
Intercontinental Exchange, Inc.	7,117	516,125
Invesco, Ltd.	5,028	160,946
Moody’s Corp.	2,050	330,665
Morgan Stanley	17,101	922,770
Nasdaq, Inc.	1,364	117,604
Northern Trust Corp.	2,620	270,201
Raymond James Financial, Inc.	1,550	138,586
S&P Global, Inc.	3,085	589,420
State Street Corp. (c)	4,573	456,065
T Rowe Price Group, Inc.	2,957	319,267

		8,662,491

CHEMICALS — 2.2%
Air Products & Chemicals, Inc.	2,719	432,403

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Albemarle Corp. (b)	1,355	$125,663
CF Industries Holdings, Inc.	2,857	107,795
DowDuPont, Inc.	28,594	1,821,724
Eastman Chemical Co.	1,794	189,410
Ecolab, Inc.	3,184	436,431
FMC Corp.	1,593	121,976
International Flavors & Fragrances, Inc.	954	130,612
LyondellBasell Industries NV Class A	4,026	425,468
Monsanto Co.	5,403	630,476
Mosaic Co.	4,279	103,894
PPG Industries, Inc.	3,122	348,415
Praxair, Inc.	3,503	505,483
Sherwin-Williams Co.	988	387,414

		5,767,164

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Cintas Corp.	1,076	183,544
Republic Services, Inc.	2,826	187,166
Stericycle, Inc. (a)	1,101	64,441
Waste Management, Inc.	4,964	417,572

		852,723

COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	58,890	2,525,792
F5 Networks, Inc. (a)	777	112,362
Juniper Networks, Inc.	4,734	115,178
Motorola Solutions, Inc.	1,974	207,862

		2,961,194

CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	1,701	97,331
Jacobs Engineering Group, Inc.	1,486	87,897
Quanta Services, Inc. (a)	1,896	65,128

		250,356

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	775	160,657
Vulcan Materials Co.	1,621	185,070

		345,727

CONSUMER FINANCE — 0.8%
American Express Co.	8,917	831,778
Capital One Financial Corp.	5,927	567,925
Discover Financial Services	4,531	325,915
Navient Corp.	3,384	44,398
Synchrony Financial	9,188	308,073

		2,078,089

CONTAINERS & PACKAGING — 0.4%
Avery Dennison Corp.	1,056	112,200
Ball Corp.	4,114	163,367
International Paper Co.	5,052	269,928
Packaging Corp. of America	1,160	130,732
Sealed Air Corp. (b)	2,360	100,985
WestRock Co.	3,107	199,376

		976,588

DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,814	162,970

Security Description	Shares	Value

LKQ Corp. (a)	3,764	$142,844

		305,814

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc. (b)	2,389	60,704

DIVERSIFIED FINANCIAL SERVICES — 1.8%
Berkshire Hathaway, Inc. Class B (a)	23,589	4,705,534
Leucadia National Corp.	3,548	80,646

		4,786,180

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	75,038	2,675,105
CenturyLink, Inc.	11,892	195,385
Verizon Communications, Inc.	50,657	2,422,418

		5,292,908

ELECTRIC UTILITIES — 1.4%
Alliant Energy Corp.	2,830	115,634
Duke Energy Corp.	8,598	666,087
Edison International	3,996	254,385
Entergy Corp.	2,211	174,183
Eversource Energy	3,875	228,315
NextEra Energy, Inc.	5,735	936,698
PG&E Corp.	5,982	262,789
Pinnacle West Capital Corp.	1,369	109,246
PPL Corp.	7,971	225,500
Southern Co.	12,314	549,943
Xcel Energy, Inc.	6,202	282,067

		3,804,847

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc. (b)	529	73,632
AMETEK, Inc.	2,772	210,589
Eaton Corp. PLC	5,417	432,872
Emerson Electric Co.	7,854	536,428
Rockwell Automation, Inc.	1,568	273,146

		1,526,667

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. Class A	3,645	313,944
Corning, Inc.	10,927	304,645
FLIR Systems, Inc.	1,703	85,167
TE Connectivity, Ltd.	4,314	430,968

		1,134,724

ENERGY EQUIPMENT & SERVICES — 0.8%
Baker Hughes a GE Co.	5,409	150,208
Halliburton Co.	10,490	492,400
Helmerich & Payne, Inc.	1,322	87,992
National Oilwell Varco, Inc.	4,648	171,093
Schlumberger, Ltd.	16,905	1,095,106
TechnipFMC PLC	5,353	157,646

		2,154,445

FOOD & STAPLES RETAILING — 1.8%
Costco Wholesale Corp.	5,386	1,014,884
CVS Health Corp.	12,270	763,317

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Kroger Co.	10,864	$260,084
Sysco Corp.	5,904	354,004
Walmart, Inc.	17,786	1,582,420
Walgreens Boots Alliance, Inc.	10,597	693,786

		4,668,495

FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	6,878	298,299
Campbell Soup Co. (b)	2,375	102,861
Conagra Brands, Inc.	5,097	187,977
General Mills, Inc.	7,097	319,791
Hershey Co.	1,732	171,399
Hormel Foods Corp. (b)	3,283	112,673
J.M. Smucker Co.	1,413	175,226
Kellogg Co. (b)	3,056	198,671
Kraft Heinz Co.	7,331	456,648
McCormick & Co., Inc.	1,459	155,223
Mondelez International, Inc. Class A	18,566	774,759
Tyson Foods, Inc. Class A	3,623	265,167

		3,218,694

HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Abbott Laboratories	21,361	1,279,951
Align Technology, Inc. (a)	865	217,228
Baxter International, Inc.	6,168	401,167
Becton Dickinson and Co.	3,288	712,510
Boston Scientific Corp. (a)	17,020	464,986
Cooper Cos., Inc.	600	137,286
Danaher Corp.	7,480	732,367
DENTSPLY SIRONA, Inc.	2,829	142,327
Edwards Lifesciences Corp. (a)	2,602	363,031
Hologic, Inc. (a)	3,510	131,134
IDEXX Laboratories, Inc. (a)	1,078	206,318
Intuitive Surgical, Inc. (a)	1,369	565,164
Medtronic PLC	16,537	1,326,598
ResMed, Inc.	1,735	170,845
Stryker Corp.	3,932	632,737
Varian Medical Systems, Inc. (a)	1,158	142,029
Zimmer Biomet Holdings, Inc.	2,467	269,002

		7,894,680

HEALTH CARE PROVIDERS & SERVICES — 2.8%
Aetna, Inc.	4,032	681,408
AmerisourceBergen Corp.	2,001	172,506
Anthem, Inc.	3,153	692,714
Cardinal Health, Inc.	3,782	237,056
Centene Corp. (a)	2,121	226,671
Cigna Corp.	3,006	504,227
DaVita, Inc. (a)	1,960	129,243
Envision Healthcare Corp. (a)	1,486	57,107
Express Scripts Holding Co. (a)	6,929	478,655
HCA Healthcare, Inc.	3,538	343,186
Henry Schein, Inc. (a) (b)	1,778	119,499
Humana, Inc.	1,660	446,258
Laboratory Corp. of America Holdings (a)	1,208	195,394
McKesson Corp.	2,561	360,768

Security Description	Shares	Value

Quest Diagnostics, Inc.	1,737	$174,221
UnitedHealth Group, Inc.	11,853	2,536,542
Universal Health Services, Inc. Class B .	1,076	127,409

		7,482,864

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	3,861	223,938

HOTELS, RESTAURANTS & LEISURE — 1.9%
Carnival Corp.	5,049	331,113
Chipotle Mexican Grill, Inc. (a) (b)	296	95,641
Darden Restaurants, Inc.	1,536	130,944
Hilton Worldwide Holdings, Inc.	2,413	190,048
Marriott International, Inc. Class A	3,772	512,917
McDonald’s Corp.	9,739	1,522,985
MGM Resorts International	6,225	218,000
Norwegian Cruise Line Holdings, Ltd. (a)	2,646	140,159
Royal Caribbean Cruises, Ltd.	2,095	246,665
Starbucks Corp.	17,387	1,006,533
Wyndham Worldwide Corp.	1,287	147,271
Wynn Resorts, Ltd.	984	179,442
Yum! Brands, Inc.	4,065	346,053

		5,067,771

HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	4,285	187,855
Garmin, Ltd.	1,404	82,738
Leggett & Platt, Inc.	1,580	70,089
Lennar Corp. Class A (b)	3,331	196,329
Mohawk Industries, Inc. (a)	778	180,667
Newell Brands, Inc.	6,230	158,740
PulteGroup, Inc.	3,502	103,274
Whirlpool Corp.	912	139,636

		1,119,328

HOUSEHOLD PRODUCTS — 1.5%
Church & Dwight Co., Inc.	3,070	154,605
Clorox Co.	1,578	210,048
Colgate-Palmolive Co.	10,737	769,628
Kimberly-Clark Corp.	4,343	478,295
Procter & Gamble Co.	30,830	2,444,202

		4,056,778

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	8,078	91,847
NRG Energy, Inc.	3,763	114,884

		206,731

INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	7,334	1,609,960
General Electric Co.	105,974	1,428,529
Honeywell International, Inc.	9,294	1,343,076
Roper Technologies, Inc.	1,208	339,074

		4,720,639

INSURANCE — 2.7%
Aflac, Inc.	9,522	416,683
Allstate Corp.	4,414	418,447
American International Group, Inc.	10,990	598,076

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Aon PLC	3,056	$428,848
Arthur J Gallagher & Co.	2,130	146,395
Assurant, Inc.	708	64,718
Brighthouse Financial, Inc. (a)	1,148	59,007
Chubb, Ltd.	5,667	775,076
Cincinnati Financial Corp.	1,818	135,005
Everest Re Group, Ltd.	530	136,115
Hartford Financial Services Group, Inc.	4,391	226,224
Lincoln National Corp.	2,739	200,111
Loews Corp.	3,371	167,640
Marsh & McLennan Cos., Inc.	6,192	511,397
MetLife, Inc.	12,863	590,283
Principal Financial Group, Inc.	3,285	200,089
Progressive Corp.	7,056	429,922
Prudential Financial, Inc.	5,281	546,848
Torchmark Corp.	1,323	111,357
Travelers Cos., Inc.	3,393	471,152
Unum Group	2,854	135,879
Willis Towers Watson PLC	1,541	234,525
XL Group, Ltd.	2,962	163,680

		7,167,477

INTERNET & CATALOG RETAIL — 3.9%
Amazon.com, Inc. (a)	4,922	7,123,807
Booking Holdings, Inc. (a)	597	1,241,993
Expedia Group, Inc.	1,417	156,451
Netflix, Inc. (a)	5,291	1,562,697
TripAdvisor, Inc. (a) (b)	1,450	59,291

		10,144,239

INTERNET SOFTWARE & SERVICES — 5.0%
Akamai Technologies, Inc. (a)	2,042	144,941
Alphabet, Inc. Class A (a)	3,641	3,776,227
Alphabet, Inc. Class C (a)	3,726	3,844,450
eBay, Inc. (a)	11,498	462,679
Facebook, Inc. Class A (a)	29,347	4,689,357
VeriSign, Inc. (a) (b)	1,049	124,369

		13,042,023

IT SERVICES — 4.5%
Accenture PLC Class A	7,545	1,158,157
Alliance Data Systems Corp.	587	124,949
Automatic Data Processing, Inc.	5,480	621,870
Cognizant Technology Solutions Corp. Class A	7,214	580,727
CSRA, Inc.	2,000	82,460
DXC Technology Co.	3,473	349,141
Fidelity National Information Services, Inc.	4,089	393,771
Fiserv, Inc. (a)	5,222	372,381
Gartner, Inc. (a)	1,028	120,913
Global Payments, Inc.	1,957	218,245
International Business Machines Corp.	10,511	1,612,703
Mastercard, Inc. Class A	11,230	1,967,047
Paychex, Inc.	3,912	240,940
PayPal Holdings, Inc. (a)	13,811	1,047,840
Total System Services, Inc.	2,032	175,280
Visa, Inc. Class A	21,998	2,631,401

Security Description	Shares	Value

Western Union Co.	5,796	$111,457

		11,809,282

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	1,379	116,250
Mattel, Inc. (b)	4,193	55,138

		171,388

LIFE SCIENCES TOOLS & SERVICES — 0.9%
Agilent Technologies, Inc.	3,846	257,297
Illumina, Inc. (a)	1,782	421,301
IQVIA Holdings, Inc. (a)	1,740	170,711
Mettler-Toledo International, Inc. (a)	310	178,259
PerkinElmer, Inc.	1,314	99,496
Thermo Fisher Scientific, Inc.	4,919	1,015,577
Waters Corp. (a)	954	189,512

		2,332,153

MACHINERY — 1.8%
Caterpillar, Inc.	7,281	1,073,074
Cummins, Inc.	1,903	308,457
Deere & Co.	3,937	611,495
Dover Corp.	1,905	187,109
Flowserve Corp.	1,605	69,545
Fortive Corp.	3,619	280,545
Illinois Tool Works, Inc.	3,812	597,188
Ingersoll-Rand PLC	3,111	266,021
PACCAR, Inc.	4,298	284,399
Parker-Hannifin Corp.	1,650	282,199
Pentair PLC	2,109	143,686
Snap-on, Inc.	717	105,786
Stanley Black & Decker, Inc.	1,870	286,484
Xylem, Inc.	2,142	164,763

		4,660,751

MEDIA — 2.7%
CBS Corp. Class B	4,323	222,159
Charter Communications, Inc. Class A (a)	2,258	702,735
Comcast Corp. Class A	57,012	1,948,100
Discovery Communications, Inc. Class A (a) (b)	1,882	40,331
Discovery Communications, Inc. Class C (a) (b)	3,335	65,099
DISH Network Corp. Class A (a)	2,720	103,061
Interpublic Group of Cos., Inc.	4,757	109,554
News Corp. Class A	4,544	71,795
News Corp. Class B	1,380	22,218
Omnicom Group, Inc.	2,777	201,805
Time Warner, Inc.	9,568	904,941
Twenty-First Century Fox, Inc. Class A .	12,922	474,108
Twenty-First Century Fox, Inc. Class B .	5,362	195,016
Viacom, Inc. Class B	4,314	133,993
Walt Disney Co.	18,309	1,838,956

		7,033,871

METALS & MINING — 0.2%
Newmont Mining Corp.	6,523	254,853
Nucor Corp.	3,886	237,396

		492,249

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

MULTI-UTILITIES — 1.0%
Ameren Corp.	2,963	$167,795
CenterPoint Energy, Inc.	5,270	144,398
CMS Energy Corp.	3,449	156,205
Consolidated Edison, Inc.	3,783	294,847
Dominion Energy, Inc.	7,884	531,618
DTE Energy Co.	2,204	230,098
NiSource, Inc.	4,108	98,222
Public Service Enterprise Group, Inc.	6,181	310,533
SCANA Corp.	1,732	65,037
Sempra Energy	3,061	340,444
WEC Energy Group, Inc.	3,847	241,207

		2,580,404

MULTILINE RETAIL — 0.5%
Dollar General Corp.	3,159	295,525
Dollar Tree, Inc. (a)	2,890	274,261
Kohl’s Corp.	2,210	144,777
Macy’s, Inc.	3,633	108,045
Nordstrom, Inc.	1,407	68,113
Target Corp.	6,674	463,376

		1,354,097

OIL, GAS & CONSUMABLE FUELS — 0.8%
Andeavor	1,750	175,980
Marathon Petroleum Corp.	5,970	436,467
ONEOK, Inc.	5,142	292,683
Phillips 66	5,179	496,770
Valero Energy Corp.	5,374	498,546
Williams Cos., Inc.	10,303	256,132

		2,156,578

PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A (b)	5,773	105,646
Estee Lauder Cos., Inc. Class A	2,746	411,131

		516,777

PHARMACEUTICALS — 4.7%
Allergan PLC	4,022	676,862
Bristol-Myers Squibb Co.	20,004	1,265,253
Eli Lilly & Co.	11,847	916,603
Johnson & Johnson	32,851	4,209,856
Merck & Co., Inc.	32,905	1,792,335
Mylan NV (a)	6,543	269,375
Perrigo Co. PLC	1,580	131,677
Pfizer, Inc.	72,838	2,585,021
Zoetis, Inc.	5,955	497,302

		12,344,284

PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	1,469	173,063
IHS Markit, Ltd. (a)	4,340	209,362
Nielsen Holdings PLC	4,084	129,830
Robert Half International, Inc.	1,568	90,771
Verisk Analytics, Inc. (a)	1,864	193,856

		796,882

Security Description	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.8%
Alexandria Real Estate Equities, Inc. REIT	1,179	$147,245
American Tower Corp. REIT	5,252	763,326
Apartment Investment & Management Co. Class A REIT	1,911	77,873
AvalonBay Communities, Inc. REIT	1,698	279,253
Boston Properties, Inc. REIT	1,887	232,516
Crown Castle International Corp. REIT	4,980	545,858
Digital Realty Trust, Inc. REIT	2,523	265,874
Duke Realty Corp. REIT	4,355	115,320
Equinix, Inc. REIT	960	401,415
Equity Residential REIT	4,613	284,253
Essex Property Trust, Inc. REIT	819	197,117
Extra Space Storage, Inc. REIT	1,544	134,884
Federal Realty Investment Trust REIT	900	104,499
GGP, Inc. REIT	7,630	156,110
HCP, Inc. REIT	5,739	133,317
Host Hotels & Resorts, Inc. REIT	9,038	168,468
Iron Mountain, Inc. REIT	3,302	108,504
Kimco Realty Corp. REIT	5,200	74,880
Macerich Co. REIT	1,388	77,756
Mid-America Apartment Communities, Inc. REIT	1,422	129,743
Prologis, Inc. REIT	6,582	414,600
Public Storage REIT	1,817	364,109
Realty Income Corp. REIT	3,432	177,537
Regency Centers Corp. REIT	1,800	106,164
SBA Communications Corp. REIT (a)	1,408	240,655
Simon Property Group, Inc. REIT	3,789	584,832
SL Green Realty Corp. REIT	1,211	117,261
UDR, Inc. REIT	3,261	116,157
Ventas, Inc. REIT	4,319	213,920
Vornado Realty Trust REIT	2,135	143,686
Welltower, Inc. REIT	4,512	245,588
Weyerhaeuser Co. REIT	9,355	327,425

		7,450,145

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	3,698	174,620

ROAD& RAIL — 1.0%
CSX Corp.	10,924	608,576
JB Hunt Transport Services, Inc.	1,026	120,196
Kansas City Southern	1,212	133,138
Norfolk Southern Corp.	3,495	474,551
Union Pacific Corp.	9,645	1,296,578

		2,633,039

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.4%
Advanced Micro Devices, Inc. (a) (b)	10,006	100,560
Analog Devices, Inc.	4,476	407,898
Applied Materials, Inc.	12,874	715,923
Broadcom, Ltd.	4,967	1,170,474
Intel Corp.	57,192	2,978,559
KLA-Tencor Corp.	1,897	206,792
Lam Research Corp.	1,950	396,162

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Microchip Technology, Inc. (b)	2,798	$255,625
Micron Technology, Inc. (a)	14,075	733,871
NVIDIA Corp.	7,393	1,712,145
Qorvo, Inc. (a)	1,528	107,648
QUALCOMM, Inc.	18,030	999,042
Skyworks Solutions, Inc.	2,178	218,366
Texas Instruments, Inc.	12,130	1,260,186
Xilinx, Inc.	3,052	220,476

		11,483,727

SOFTWARE — 6.0%
Activision Blizzard, Inc.	9,244	623,600
Adobe Systems, Inc. (a)	6,036	1,304,259
ANSYS, Inc. (a)	1,015	159,040
Autodesk, Inc. (a)	2,730	342,833
CA, Inc.	3,840	130,176
Cadence Design Systems, Inc. (a)	3,370	123,915
Citrix Systems, Inc. (a)	1,540	142,912
Electronic Arts, Inc. (a)	3,730	452,225
Intuit, Inc.	2,956	512,423
Microsoft Corp.	94,485	8,623,646
Oracle Corp.	37,202	1,701,992
Red Hat, Inc. (a)	2,190	327,427
salesforce.com, Inc. (a)	8,380	974,594
Symantec Corp.	7,632	197,287
Synopsys, Inc. (a)	1,810	150,664

		15,766,993

SPECIALTY RETAIL — 2.3%
Advance Auto Parts, Inc.	882	104,561
AutoZone, Inc. (a)	352	228,339
Best Buy Co., Inc.	3,165	221,518
CarMax, Inc. (a) (b)	2,229	138,064
Foot Locker, Inc.	1,481	67,445
Gap, Inc.	2,724	84,989
Home Depot, Inc.	14,290	2,547,050
L Brands, Inc.	2,974	113,637
Lowe’s Cos., Inc.	10,178	893,119
O’Reilly Automotive, Inc. (a)	1,055	260,986
Ross Stores, Inc.	4,775	372,355
Tiffany & Co.	1,237	120,805
TJX Cos., Inc.	7,770	633,721
Tractor Supply Co.	1,452	91,505
Ulta Salon Cosmetics & Fragrance, Inc. (a)	681	139,108

		6,017,202

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.6%
Apple, Inc.	62,139	10,425,681
Hewlett Packard Enterprise Co.	19,869	348,502
HP, Inc.	19,967	437,677
NetApp, Inc.	3,396	209,499
Seagate Technology PLC	3,527	206,400
Western Digital Corp.	3,603	332,449
Xerox Corp.	2,559	73,648

		12,033,856

Security Description	Shares	Value

TEXTILES,APPAREL & LUXURY GOODS — 0.8%
Hanesbrands, Inc. (b)	4,486	$82,632
Michael Kors Holdings, Ltd. (a)	1,879	116,648
NIKE, Inc. Class B	16,127	1,071,478
PVH Corp.	994	150,521
Ralph Lauren Corp.	697	77,925
Tapestry, Inc.	3,468	182,452
Under Armour, Inc. Class A (a) (b)	2,587	42,297
Under Armour, Inc. Class C (a) (b)	1,424	20,434
VF Corp.	4,031	298,778

		2,043,165

TOBACCO — 1.3%
Altria Group, Inc.	23,358	1,455,671
Philip Morris International, Inc.	19,018	1,890,389

		3,346,060

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b) .	3,521	192,211
United Rentals, Inc. (a)	1,089	188,103
W.W. Grainger, Inc.	656	185,169

		565,483

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,190	179,865

TOTAL COMMON STOCKS (Cost $228,877,383)		262,086,373

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (e) (f)	377,031	377,031
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	112,078	112,078

TOTAL SHORT-TERM INVESTMENTS (Cost $489,109)		489,109

TOTAL INVESTMENTS — 99.9% (Cost $229,366,492)		262,575,482

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		162,494

NET ASSETS — 100.0%		$262,737,976

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$7,974,319	$—	$—	$7,974,319
Air Freight & Logistics	1,897,704	—	—	1,897,704
Airlines	1,391,656	—	—	1,391,656
Auto Components	483,681	—	—	483,681
Automobiles	1,180,583	—	—	1,180,583
Banks	17,787,391	—	—	17,787,391
Beverages	5,307,381	—	—	5,307,381
Biotechnology	7,272,273	—	—	7,272,273
Building Products	874,236	—	—	874,236
Capital Markets	8,662,491	—	—	8,662,491
Chemicals	5,767,164	—	—	5,767,164
Commercial Services & Supplies	852,723	—	—	852,723
Communications Equipment	2,961,194	—	—	2,961,194
Construction & Engineering	250,356	—	—	250,356
Construction Materials	345,727	—	—	345,727
Consumer Finance	2,078,089	—	—	2,078,089
Containers & Packaging	976,588	—	—	976,588
Distributors	305,814	—	—	305,814
Diversified Consumer Services	60,704	—	—	60,704
Diversified Financial Services	4,786,180	—	—	4,786,180
Diversified Telecommunication Services	5,292,908	—	—	5,292,908
Electric Utilities	3,804,847	—	—	3,804,847
Electrical Equipment	1,526,667	—	—	1,526,667
Electronic Equipment, Instruments & Components	1,134,724	—	—	1,134,724
Energy Equipment & Services	2,154,445	—	—	2,154,445
Food & Staples Retailing	4,668,495	—	—	4,668,495
Food Products	3,218,694	—	—	3,218,694
Health Care Equipment & Supplies	7,894,680	—	—	7,894,680
Health Care Providers & Services	7,482,864	—	—	7,482,864
Health Care Technology	223,938	—	—	223,938
Hotels, Restaurants & Leisure	5,067,771	—	—	5,067,771
Household Durables	1,119,328	—	—	1,119,328
Household Products	4,056,778	—	—	4,056,778
Independent Power Producers & Energy Traders	206,731	—	—	206,731
Industrial Conglomerates	4,720,639	—	—	4,720,639

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Insurance	$7,167,477	$—	$—	$7,167,477
Internet & Catalog Retail	10,144,239	—	—	10,144,239
Internet Software & Services	13,042,023	—	—	13,042,023
IT Services	11,809,282	—	—	11,809,282
Leisure Equipment & Products	171,388	—	—	171,388
Life Sciences Tools & Services	2,332,153	—	—	2,332,153
Machinery	4,660,751	—	—	4,660,751
Media	7,033,871	—	—	7,033,871
Metals & Mining	492,249	—	—	492,249
Multi-Utilities	2,580,404	—	—	2,580,404
Multiline Retail	1,354,097	—	—	1,354,097
Oil, Gas & Consumable Fuels	2,156,578	—	—	2,156,578
Personal Products	516,777	—	—	516,777
Pharmaceuticals	12,344,284	—	—	12,344,284
Professional Services	796,882	—	—	796,882
Real Estate Investment Trusts (REITs)	7,450,145	—	—	7,450,145
Real Estate Management & Development	174,620	—	—	174,620
Road & Rail	2,633,039	—	—	2,633,039
Semiconductors & Semiconductor Equipment	11,483,727	—	—	11,483,727
Software	15,766,993	—	—	15,766,993
Specialty Retail	6,017,202	—	—	6,017,202
Technology Hardware, Storage & Peripherals	12,033,856	—	—	12,033,856
Textiles, Apparel & Luxury Goods	2,043,165	—	—	2,043,165
Tobacco	3,346,060	—	—	3,346,060
Trading Companies & Distributors	565,483	—	—	565,483
Water Utilities	179,865	—	—	179,865
Short-Term Investments	489,109	—	—	489,109

TOTAL INVESTMENTS	$262,575,482	$—	$—	$262,575,482

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Corp.	2,788	$250,167	$187,994	$11,218	$2,428	$26,694	4,573	$456,065	$4,638	$—

State Street Institutional U.S. Government Money Market Fund, Class G Shares	195,120	195,120	5,158,174	4,976,263	—	—	377,031	377,031	2,958	—

Total		$445,287	$5,346,168	$4,987,481	$2,428	$26,694		$833,096	$7,596	$—

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.0%
AAR Corp.	38,853	$1,713,806
Aerojet Rocketdyne Holdings, Inc. (a)	89,493	2,503,119
Aerovironment, Inc. (a)	25,283	1,150,629
Axon Enterprise, Inc. (a) (b)	63,191	2,484,038
Cubic Corp.	30,229	1,922,565
Engility Holdings, Inc. (a)	21,555	525,942
Mercury Systems, Inc. (a)	57,531	2,779,898
Moog, Inc. Class A (a)	38,968	3,211,353
National Presto Industries, Inc. (b)	6,026	564,938
Triumph Group, Inc. (b)	59,217	1,492,268

		18,348,556

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	29,964	1,811,323
Echo Global Logistics, Inc. (a)	31,513	869,759
Forward Air Corp.	35,443	1,873,517
Hub Group, Inc. Class A (a)	40,861	1,710,033

		6,264,632

AIRLINES — 0.9%
Allegiant Travel Co. (b)	14,950	2,579,623
Hawaiian Holdings, Inc.	61,082	2,363,873
SkyWest, Inc.	61,837	3,363,933

		8,307,429

AUTO COMPONENTS — 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	118,075	1,797,102
Cooper-Standard Holdings, Inc. (a)	19,382	2,380,303
Dorman Products, Inc. (a)	35,801	2,370,384
Fox Factory Holding Corp. (a)	45,616	1,591,998
Gentherm, Inc. (a)	44,612	1,514,577
LCI Industries	29,823	3,106,065
Motorcar Parts of America, Inc. (a)	22,723	486,954
Standard Motor Products, Inc.	24,243	1,153,240
Superior Industries International, Inc.	28,635	380,846

		14,781,469

AUTOMOBILES — 0.1%
Winnebago Industries, Inc.	34,251	1,287,838

BANKS — 8.2%
Ameris Bancorp	45,254	2,393,937
Banc of California, Inc. (b)	50,543	975,480
Banner Corp.	38,518	2,137,364
Boston Private Financial Holdings, Inc.	99,296	1,494,405
Brookline Bancorp, Inc.	90,549	1,466,894
Central Pacific Financial Corp.	36,241	1,031,419
City Holding Co.	18,311	1,255,402
Columbia Banking System, Inc.	87,346	3,664,165
Community Bank System, Inc.	60,511	3,240,969
Customers Bancorp, Inc. (a)	34,824	1,015,120
CVB Financial Corp.	122,104	2,764,434
Fidelity Southern Corp.	27,159	626,558
First BanCorp.(a)	215,435	1,296,919

Security Description	Shares	Value

First Commonwealth Financial Corp.	117,583	$1,661,448
First Financial Bancorp	116,548	3,420,684
First Financial Bankshares, Inc. (b)	81,297	3,764,051
First Midwest Bancorp, Inc.	122,717	3,017,611
Glacier Bancorp, Inc.	95,495	3,665,098
Great Western Bancorp, Inc.	70,123	2,823,853
Green Bancorp, Inc. (a)	29,678	660,335
Hanmi Financial Corp.	38,572	1,186,089
Hope Bancorp, Inc.	153,470	2,791,619
Independent Bank Corp.	32,578	2,330,956
LegacyTexas Financial Group, Inc.	50,114	2,145,881
National Bank Holdings Corp. Class A	32,616	1,084,482
NBT Bancorp, Inc.	51,883	1,840,809
OFG Bancorp	54,122	565,575
Old National Bancorp	159,531	2,696,074
Opus Bank	20,639	577,892
Pacific Premier Bancorp, Inc. (a)	46,322	1,862,144
S&T Bancorp, Inc.	42,198	1,685,388
Seacoast Banking Corp. of Florida (a)	56,357	1,491,770
ServisFirst Bancshares, Inc.	53,773	2,195,014
Simmons First National Corp. Class A	93,444	2,658,482
Southside Bancshares, Inc.	33,747	1,172,371
Tompkins Financial Corp.	14,994	1,135,945
United Community Banks, Inc.	87,759	2,777,572
Westamerica Bancorporation (b)	31,987	1,857,805

		74,432,014

BEVERAGES — 0.3%
Coca-Cola Bottling Co. Consolidated	5,421	936,044
MGP Ingredients, Inc.	15,022	1,345,821

		2,281,865

BIOTECHNOLOGY — 2.2%
Acorda Therapeutics, Inc. (a)	56,864	1,344,833
AMAG Pharmaceuticals, Inc. (a) (b)	40,340	812,851
Cytokinetics, Inc. (a)	61,504	442,829
Eagle Pharmaceuticals, Inc. (a) (b)	10,362	545,974
Emergent BioSolutions, Inc. (a)	42,249	2,224,410
Enanta Pharmaceuticals, Inc. (a)	16,886	1,366,246
Ligand Pharmaceuticals, Inc. (a) (b)	25,189	4,160,215
MiMedx Group, Inc. (a) (b)	123,233	858,934
Momenta Pharmaceuticals, Inc. (a)	93,239	1,692,288
Myriad Genetics, Inc. (a) (b)	84,113	2,485,539
Progenics Pharmaceuticals, Inc. (a) (b)	85,445	637,420
Repligen Corp. (a)	44,691	1,616,920
Spectrum Pharmaceuticals, Inc. (a)	107,874	1,735,693

		19,924,152

BUILDING PRODUCTS — 2.2%
AAON, Inc.	48,105	1,876,095
American Woodmark Corp. (a)	16,841	1,657,996
Apogee Enterprises, Inc.	33,794	1,464,970
Gibraltar Industries, Inc. (a)	38,544	1,304,714
Griffon Corp.	37,036	675,907
Insteel Industries, Inc.	22,390	618,636

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Patrick Industries, Inc. (a)	28,996	$1,793,403
PGT Innovations, Inc. (a)	60,462	1,127,616
Quanex Building Products Corp.	42,268	735,463
Simpson Manufacturing Co., Inc.	49,579	2,855,255
Trex Co., Inc. (a)	35,158	3,824,136
Universal Forest Products, Inc.	72,948	2,367,162

		20,301,353

CAPITAL MARKETS — 1.2%
Donnelley Financial Solutions, Inc. (a)	41,002	704,004
Financial Engines, Inc.	75,203	2,632,105
Greenhill & Co., Inc. (b)	29,691	549,284
INTL. FCStone, Inc. (a)	18,940	808,359
Investment Technology Group, Inc.	39,164	773,097
Piper Jaffray Cos	17,218	1,429,955
Virtus Investment Partners, Inc.	8,699	1,076,936
Waddell & Reed Financial, Inc. Class A (b)	98,013	1,980,843
WisdomTree Investments, Inc.	140,682	1,290,054

		11,244,637

CHEMICALS — 2.9%
A Schulman, Inc.	35,467	1,525,081
AdvanSix, Inc. (a)	36,855	1,281,817
American Vanguard Corp.	31,978	645,955
Balchem Corp.	38,239	3,126,038
Flotek Industries, Inc. (a)	69,736	425,390
FutureFuel Corp.	31,391	376,378
Hawkins, Inc.	11,643	409,251
HB Fuller Co.	60,249	2,996,183
Ingevity Corp. (a)	50,642	3,731,809
Innophos Holdings, Inc.	23,194	932,631
Innospec, Inc.	29,355	2,013,753
Koppers Holdings, Inc. (a)	25,438	1,045,502
Kraton Corp. (a)	37,925	1,809,402
LSB Industries, Inc. (a)	24,860	152,392
Quaker Chemical Corp.	15,880	2,352,304
Rayonier Advanced Materials, Inc.	61,378	1,317,786
Stepan Co.	23,392	1,945,746
Tredegar Corp.	31,486	565,174

		26,652,592

COMMERCIAL SERVICES & SUPPLIES — 2.6%
ABM Industries, Inc.	78,373	2,623,928
Brady Corp. Class A	57,018	2,118,218
Essendant, Inc.	46,106	359,627
Interface, Inc.	71,400	1,799,280
LSC Communications, Inc.	43,118	752,409
Matthews International Corp. Class A	38,567	1,951,490
Mobile Mini, Inc.	53,368	2,321,508
Multi-Color Corp.	16,560	1,093,788
RR Donnelley & Sons Co.	85,396	745,507
Team, Inc. (a) (b)	36,625	503,594
Tetra Tech, Inc.	66,521	3,256,203
UniFirst Corp.	18,455	2,983,251
US Ecology, Inc.	26,366	1,405,308

Security Description	Shares	Value
Viad Corp.	24,834	$1,302,543

		23,216,654

COMMUNICATIONS EQUIPMENT — 2.1%
ADTRAN, Inc.	59,067	918,492
Applied Optoelectronics, Inc. (a) (b)	23,272	583,196
CalAmp Corp. (a)	43,103	986,197
Comtech Telecommunications Corp.	28,227	843,705
Digi International, Inc. (a)	32,742	337,243
Extreme Networks, Inc. (a)	137,256	1,519,424
Finisar Corp. (a) (b)	136,903	2,164,436
Harmonic, Inc. (a)	101,043	383,963
Lumentum Holdings, Inc. (a)	75,016	4,786,021
NETGEAR, Inc. (a)	37,346	2,136,191
Oclaro, Inc. (a)	202,168	1,932,726
Viavi Solutions, Inc. (a)	269,309	2,617,684

		19,209,278

CONSTRUCTION & ENGINEERING — 0.4%
Aegion Corp. (a)	39,167	897,316
Comfort Systems USA, Inc.	43,938	1,812,443
MYR Group, Inc. (a)	20,209	622,841
Orion Group Holdings, Inc. (a)	34,091	224,660

		3,557,260

CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a) (b)	19,109	1,154,184

CONSUMER FINANCE — 1.5%
Encore Capital Group, Inc. (a) (b)	28,820	1,302,664
Enova International, Inc. (a)	41,125	906,806
EZCORP, Inc. Class A (a)	62,537	825,488
FirstCash, Inc.	55,622	4,519,288
Green Dot Corp. Class A (a)	55,529	3,562,741
PRA Group, Inc. (a) (b)	53,507	2,033,266
World Acceptance Corp. (a)	7,196	757,739

		13,907,992

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	26,576	562,082

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	54,909	1,167,365

DIVERSIFIED CONSUMER SERVICES — 0.6%
American Public Education, Inc. (a)	20,106	864,558
Capella Education Co.	13,884	1,212,767
Career Education Corp. (a)	78,037	1,025,406
Regis Corp. (a)	42,783	647,307
Strayer Education, Inc.	12,816	1,295,057

		5,045,095

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
ATN International, Inc.	13,044	777,683
Cincinnati Bell, Inc. (a)	51,456	712,666
Cogent Communications Holdings, Inc.	49,297	2,139,490
Consolidated Communications Holdings, Inc. (b)	77,310	847,318
Frontier Communications Corp. (b)	96,714	717,618
Iridium Communications, Inc. (a) (b) .	97,370	1,095,412

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Vonage Holdings Corp. (a)	250,370	$2,666,440

		8,956,627

ELECTRIC UTILITIES — 0.3%
El Paso Electric Co.	48,895	2,493,645

ELECTRICAL EQUIPMENT — 0.6%
AZZ, Inc.	31,468	1,375,152
Encore Wire Corp.	25,105	1,423,453
General Cable Corp. (b)	61,008	1,805,837
Powell Industries, Inc.	10,656	286,007
Vicor Corp. (a)	19,979	570,400

		5,460,849

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.0%
Anixter International, Inc. (a)	34,676	2,626,707
Badger Meter, Inc.	34,378	1,620,923
Bel Fuse, Inc. Class B	12,118	229,030
Benchmark Electronics, Inc.	58,036	1,732,375
Control4 Corp. (a)	23,677	508,582
CTS Corp.	40,255	1,094,936
Daktronics, Inc.	46,811	412,405
Electro Scientific Industries, Inc. (a)	40,385	780,642
ePlus, Inc. (a)	16,525	1,283,993
Fabrinet (a)	44,321	1,390,793
FARO Technologies, Inc. (a)	20,301	1,185,578
II-VI, Inc. (a)	65,526	2,680,013
Insight Enterprises, Inc. (a)	43,583	1,522,354
Itron, Inc. (a)	40,615	2,906,003
KEMET Corp. (a)	59,503	1,078,789
Methode Electronics, Inc.	43,865	1,715,121
MTS Systems Corp.	21,669	1,119,204
OSI Systems, Inc. (a)	21,772	1,421,058
Park Electrochemical Corp.	23,319	392,692
Plexus Corp. (a)	40,519	2,420,200
Rogers Corp. (a)	21,893	2,617,089
Sanmina Corp. (a)	85,537	2,236,793
ScanSource, Inc. (a)	31,209	1,109,480
TTM Technologies, Inc. (a)	111,685	1,707,664

		35,792,424

ENERGY EQUIPMENT & SERVICES — 1.8%
Archrock, Inc.	85,758	750,383
Bristow Group, Inc. (b)	39,375	511,875
CARBO Ceramics, Inc. (a) (b)	26,756	193,981
Era Group, Inc. (a)	23,948	223,914
Exterran Corp. (a)	37,831	1,010,088
Geospace Technologies Corp. (a)	16,644	164,276
Gulf Island Fabrication, Inc.	16,249	115,368
Helix Energy Solutions Group, Inc. (a)	162,914	943,272
Matrix Service Co. (a)	33,002	452,127
McDermott International, Inc. (a)	336,029	2,046,417
Newpark Resources, Inc. (a)	104,810	848,961
Noble Corp. PLC (a) (b)	295,092	1,094,791
Oil States International, Inc. (a)	72,298	1,894,208
Pioneer Energy Services Corp. (a)	90,657	244,774
SEACOR Holdings, Inc. (a)	20,541	1,049,645
TETRA Technologies, Inc. (a)	152,512	571,920

Security Description	Shares	Value
Unit Corp. (a)	63,682	$1,258,356
US Silica Holdings, Inc. (b)	95,977	2,449,333

		15,823,689

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.4%
Armada Hoffler Properties, Inc. REIT	55,004	753,005
CareTrust REIT, Inc.	92,406	1,238,240
Chatham Lodging Trust REIT	54,837	1,050,129
Community Healthcare Trust, Inc. REIT (b)	20,712	533,127
Four Corners Property Trust, Inc. REIT	72,940	1,684,185
Getty Realty Corp. REIT	40,368	1,018,081
Global Net Lease, Inc. REIT (b)	81,071	1,368,478
Government Properties Income Trust REIT (b)	118,219	1,614,871
Lexington Realty Trust REIT	262,279	2,064,136
Urstadt Biddle Properties, Inc. Class A REIT	36,535	705,125
Whitestone REIT (b)	47,713	495,738

		12,525,115

FOOD & STAPLES RETAILING — 0.3%
Andersons, Inc.	31,669	1,048,244
SpartanNash Co.	42,632	733,697
SUPERVALU, Inc. (a) (b)	47,315	720,607

		2,502,548

FOOD PRODUCTS — 1.4%
B&G Foods, Inc. (b)	79,185	1,876,684
Calavo Growers, Inc. (b)	18,674	1,721,743
Cal-Maine Foods, Inc. (a)	35,035	1,531,030
Darling Ingredients, Inc. (a)	196,798	3,404,605
Dean Foods Co.	108,012	931,063
J&J Snack Foods Corp.	17,776	2,427,491
John B Sanfilippo & Son, Inc.	10,641	615,795
Seneca Foods Corp. Class A (a)	8,467	234,536

		12,742,947

GAS UTILITIES — 1.0%
Northwest Natural Gas Co.	34,249	1,974,455
South Jersey Industries, Inc. (b)	94,921	2,672,975
Spire, Inc.	57,923	4,187,833

		8,835,263

HEALTH CARE EQUIPMENT & SUPPLIES — 4.3%
Abaxis, Inc.	27,308	1,928,491
Analogic Corp.	14,810	1,420,279
AngioDynamics, Inc. (a)	45,164	779,079
Anika Therapeutics, Inc. (a)	17,877	888,844
CONMED Corp.	30,180	1,911,299
CryoLife, Inc. (a)	40,891	819,865
Cutera, Inc. (a)	16,008	804,402
Haemonetics Corp. (a)	64,290	4,703,456
Heska Corp. (a)	7,925	626,630
Inogen, Inc. (a)	20,760	2,550,158
Integer Holdings Corp. (a)	33,975	1,921,286

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Integra LifeSciences Holdings Corp. (a) (b)	76,111	$4,211,983
Invacare Corp. (b)	39,977	695,600
Lantheus Holdings, Inc. (a)	35,851	570,031
LeMaitre Vascular, Inc.	18,415	667,175
Meridian Bioscience, Inc.	50,323	714,587
Merit Medical Systems, Inc. (a)	59,928	2,717,735
Natus Medical, Inc. (a)	40,042	1,347,413
Neogen Corp. (a)	61,986	4,152,442
OraSure Technologies, Inc. (a)	73,950	1,249,016
Orthofix International NV (a)	22,155	1,302,271
Surmodics, Inc. (a)	16,095	612,415
Tactile Systems Technology, Inc. (a) (b)	17,828	566,930
Varex Imaging Corp. (a)	44,973	1,609,134

		38,770,521

HEALTH CARE PROVIDERS & SERVICES — 3.7%
Aceto Corp.	35,921	273,000
Almost Family, Inc. (a)	15,367	860,552
Amedisys, Inc. (a)	34,418	2,076,782
AMN Healthcare Services, Inc. (a)	56,892	3,228,621
BioTelemetry, Inc. (a)	37,703	1,170,678
Chemed Corp.	19,279	5,260,468
Community Health Systems, Inc. (a) (b)	139,698	553,204
CorVel Corp. (a)	11,681	590,475
Cross Country Healthcare, Inc. (a)	44,754	497,217
Diplomat Pharmacy, Inc. (a)	58,228	1,173,294
Ensign Group, Inc.	58,366	1,535,026
HealthEquity, Inc. (a)	61,382	3,716,066
Kindred Healthcare, Inc.	105,865	968,665
LHC Group, Inc. (a)	19,792	1,218,396
Magellan Health, Inc. (a)	29,234	3,130,961
Owens & Minor, Inc.	72,988	1,134,963
Providence Service Corp. (a)	13,013	899,719
Quorum Health Corp. (a)	34,500	282,210
Select Medical Holdings Corp. (a)	127,228	2,194,683
Tivity Health, Inc. (a)	41,230	1,634,769
US Physical Therapy, Inc.	14,710	1,195,923

		33,595,672

HEALTH CARE TECHNOLOGY — 0.7%
Computer Programs & Systems, Inc. (b)	13,629	397,967
HealthStream, Inc.	31,239	775,664
HMS Holdings Corp. (a)	98,644	1,661,165
Omnicell, Inc. (a)	46,144	2,002,650
Quality Systems, Inc. (a)	57,500	784,875
Tabula Rasa HealthCare, Inc. (a)	15,500	601,400

		6,223,721

HOTELS, RESTAURANTS & LEISURE — 2.3%
Belmond, Ltd. Class A (a)	102,183	1,139,341
Biglari Holdings, Inc. (a)	1,241	506,837
BJ’s Restaurants, Inc.	21,524	966,428
Chuy’s Holdings, Inc. (a)	20,603	539,799

Security Description	Shares	Value

Dave & Buster’s Entertainment, Inc. (a)	48,775	$2,035,869
Dine Brands Global, Inc. (b)	21,907	1,436,661
El Pollo Loco Holdings, Inc. (a)	25,942	246,449
Fiesta Restaurant Group, Inc. (a) (b)	32,931	609,224
Marcus Corp.	23,587	715,865
Marriott Vacations Worldwide Corp.	28,352	3,776,486
Monarch Casino & Resort, Inc. (a)	13,467	569,519
Penn National Gaming, Inc. (a)	101,958	2,677,417
Red Robin Gourmet Burgers, Inc. (a)	15,697	910,426
Ruth’s Hospitality Group, Inc.	34,432	841,862
Shake Shack, Inc. Class A (a) (b)	22,353	930,555
Sonic Corp. (b)	45,658	1,151,951
Wingstop, Inc.	34,407	1,625,043

		20,679,732

HOUSEHOLD DURABLES — 2.1%
Cavco Industries, Inc. (a)	10,259	1,782,501
Ethan Allen Interiors, Inc.	30,811	707,112
Installed Building Products, Inc. (a)	25,002	1,501,370
iRobot Corp. (a) (b)	33,789	2,168,916
La-Z-Boy, Inc.	56,033	1,678,188
LGI Homes, Inc. (a) (b)	20,976	1,480,276
M/I Homes, Inc. (a)	33,743	1,074,715
MDC Holdings, Inc.	53,392	1,490,705
Meritage Homes Corp. (a)	45,164	2,043,671
TopBuild Corp. (a)	42,374	3,242,459
Universal Electronics, Inc. (a)	17,338	902,443
William Lyon Homes Class A (a)	33,934	932,846

		19,005,202

HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)	12,571	540,553
Central Garden & Pet Co. Class A (a)	42,141	1,669,205
WD-40 Co. (b)	16,608	2,187,274

		4,397,032

INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc.	42,287	1,482,159

INSURANCE — 3.4%
American Equity Investment Life Holding Co.	108,311	3,180,011
AMERISAFE, Inc.	22,668	1,252,407
eHealth, Inc. (a)	19,273	275,797
Employers Holdings, Inc.	39,192	1,585,316
HCI Group, Inc.	9,808	374,273
Horace Mann Educators Corp.	48,193	2,060,251
Infinity Property & Casualty Corp.	13,166	1,558,854
James River Group Holdings, Ltd.	30,252	1,073,038
Maiden Holdings, Ltd.	82,820	538,330
Navigators Group, Inc.	26,749	1,542,080
ProAssurance Corp.	63,728	3,093,994
RLI Corp.	46,515	2,948,586
Safety Insurance Group, Inc.	18,473	1,419,650
Selective Insurance Group, Inc.	70,195	4,260,837
Stewart Information Services Corp.	28,566	1,255,190
Third Point Reinsurance, Ltd. (a)	99,457	1,387,425
United Fire Group, Inc.	25,504	1,220,622
United Insurance Holdings Corp.	24,949	477,524

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Universal Insurance Holdings, Inc.	38,510	$1,228,469

		30,732,654

INTERNET & CATALOG RETAIL — 0.6%
FTD Cos., Inc. (a)	20,894	76,054
Nutrisystem, Inc.	36,545	984,888
PetMed Express, Inc. (b)	24,475	1,021,831
Shutterfly, Inc. (a)	38,887	3,159,569

		5,242,342

INTERNET SOFTWARE & SERVICES — 1.4%
Alarm.com Holdings, Inc. (a) (b)	30,327	1,144,541
Blucora, Inc. (a)	55,682	1,369,777
DHI Group, Inc. (a)	52,927	84,683
Liquidity Services, Inc. (a)	31,768	206,492
LivePerson, Inc. (a)	66,325	1,084,414
NIC, Inc.	78,738	1,047,215
QuinStreet, Inc. (a)	43,678	557,768
Shutterstock, Inc. (a)	22,207	1,069,267
SPS Commerce, Inc. (a)	20,823	1,334,130
Stamps.com, Inc. (a)	19,596	3,939,776
XO Group, Inc. (a)	29,592	614,034

		12,452,097

IT SERVICES — 2.2%
CACI International, Inc. Class A (a)	29,372	4,445,452
Cardtronics PLC Class A (a)	55,693	1,242,511
CSG Systems International, Inc.	39,807	1,802,859
EVERTEC, Inc.	72,802	1,190,313
ExlService Holdings, Inc. (a)	41,300	2,303,301
ManTech International Corp. Class A	31,415	1,742,590
Perficient, Inc. (a)	41,986	962,319
Sykes Enterprises, Inc. (a)	48,100	1,392,014
Travelport Worldwide, Ltd.	149,229	2,438,402
TTEC Holdings, Inc.	17,255	529,729
Virtusa Corp. (a)	32,988	1,598,598

		19,648,088

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Callaway Golf Co.	112,016	1,832,582
Nautilus, Inc. (a)	37,552	505,074
Sturm Ruger & Co., Inc. (b)	21,009	1,102,972
Vista Outdoor, Inc. (a)	69,786	1,138,908

		4,579,536

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Cambrex Corp. (a)	39,082	2,043,989
Luminex Corp.	49,776	1,048,780

		3,092,769

MACHINERY — 5.7%
Actuant Corp. Class A	71,429	1,660,724
Alamo Group, Inc.	11,356	1,248,024
Albany International Corp. Class A	34,558	2,166,787
Astec Industries, Inc.	22,831	1,259,815
Barnes Group, Inc.	58,401	3,497,636
Briggs & Stratton Corp.	51,596	1,104,670
Chart Industries, Inc. (a)	37,138	2,192,256
CIRCOR International, Inc.	19,144	816,683
EnPro Industries, Inc.	25,955	2,008,398

Security Description	Shares	Value

ESCO Technologies, Inc.	30,611	$1,792,274
Federal Signal Corp.	70,771	1,558,377
Franklin Electric Co., Inc.	46,098	1,878,494
Greenbrier Cos., Inc. (b)	34,163	1,716,691
Harsco Corp. (a)	95,748	1,977,196
Hillenbrand, Inc.	75,830	3,480,597
John Bean Technologies Corp.	37,755	4,281,417
Lindsay Corp.	12,957	1,184,788
Lydall, Inc. (a)	20,956	1,011,127
Mueller Industries, Inc.	68,489	1,791,672
Proto Labs, Inc. (a)	30,118	3,540,371
SPX Corp. (a)	51,843	1,683,861
SPX FLOW, Inc. (a)	51,182	2,517,643
Standex International Corp.	15,561	1,483,741
Tennant Co.	21,609	1,462,929
Titan International, Inc.	60,196	759,072
Wabash National Corp. (b)	68,514	1,425,776
Watts Water Technologies, Inc. Class A	33,048	2,567,830

		52,068,849

MARINE — 0.2%
Matson, Inc.	50,445	1,444,745

MEDIA — 0.7%
EW Scripps Co. Class A	67,399	808,114
Gannett Co., Inc.	134,816	1,345,464
New Media Investment Group, Inc.	63,272	1,084,482
Scholastic Corp.	32,867	1,276,554
World Wrestling Entertainment, Inc. Class A	47,684	1,717,101

		6,231,715

METALS & MINING — 0.9%
AK Steel Holding Corp. (a) (b)	380,788	1,724,970
Century Aluminum Co. (a)	60,593	1,002,208
Haynes International, Inc.	15,263	566,410
Kaiser Aluminum Corp.	19,920	2,009,928
Materion Corp.	24,323	1,241,689
Olympic Steel, Inc.	11,022	226,061
SunCoke Energy, Inc. (a)	77,817	837,311
TimkenSteel Corp. (a)	47,771	725,642

		8,334,219

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.8%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	132,052	2,374,295
Capstead Mortgage Corp. REIT	111,658	965,842
Invesco Mortgage Capital, Inc. REIT (b)	134,416	2,201,734
New York Mortgage Trust, Inc. REIT (b)	135,763	805,074
PennyMac Mortgage Investment Trust REIT (b)	73,055	1,317,182

		7,664,127

MULTI-UTILITIES — 0.5%
Avista Corp.	78,886	4,042,907

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

MULTILINE RETAIL — 0.5%
Fred’s, Inc. Class A (b)	44,376	$132,684
JC Penney Co., Inc. (a) (b)	365,986	1,105,278
Ollie’s Bargain Outlet Holdings, Inc. (a)	58,920	3,552,876

		4,790,838

OIL, GAS & CONSUMABLE FUELS — 1.5%
Carrizo Oil & Gas, Inc. (a) (b)	93,910	1,502,560
Cloud Peak Energy, Inc. (a)	91,976	267,650
CONSOL Energy, Inc. (a)	29,854	864,870
Denbury Resources, Inc. (a) (b)	470,950	1,290,403
Green Plains, Inc. (b)	46,835	786,828
HighPoint Resources Corp. (a) (b)	116,133	589,956
Par Pacific Holdings, Inc. (a)	30,604	525,471
PDC Energy, Inc. (a)	79,205	3,883,421
REX American Resources Corp. (a)	7,090	516,152
Ring Energy, Inc. (a)	64,805	929,952
SRC Energy, Inc. (a) (b)	288,275	2,718,433

		13,875,696

PAPER & FOREST PRODUCTS — 1.1%
Boise Cascade Co.	45,894	1,771,508
Clearwater Paper Corp. (a)	19,747	772,108
KapStone Paper and Packaging Corp.	104,302	3,578,602
Neenah, Inc.	20,428	1,601,555
PH Glatfelter Co.	51,101	1,049,104
Schweitzer-Mauduit International, Inc.	37,230	1,457,554

		10,230,431

PERSONAL PRODUCTS — 0.4%
Avon Products, Inc. (a)	523,588	1,486,990
Inter Parfums, Inc.	21,035	991,800
Medifast, Inc.	12,759	1,192,329

		3,671,119

PHARMACEUTICALS — 1.5%
Amphastar Pharmaceuticals, Inc. (a)	41,707	782,006
ANI Pharmaceuticals, Inc. (a)	11,007	640,828
Corcept Therapeutics, Inc. (a) (b)	113,452	1,866,285
Depomed, Inc. (a)	76,643	505,077
Impax Laboratories, Inc. (a)	87,964	1,710,900
Innoviva, Inc. (a)	82,207	1,370,391
Lannett Co., Inc. (a) (b)	36,261	581,989
Medicines Co. (a) (b)	77,777	2,561,974
Phibro Animal Health Corp. Class A	23,918	949,545
Supernus Pharmaceuticals, Inc. (a)	61,410	2,812,578

		13,781,573

PROFESSIONAL SERVICES — 2.6%
ASGN, Inc. (a)	58,910	4,823,551
Exponent, Inc.	30,692	2,413,926
Forrester Research, Inc.	11,919	494,043
FTI Consulting, Inc. (a)	45,008	2,178,837
Heidrick & Struggles International, Inc.	22,189	693,406
Insperity, Inc.	44,327	3,082,943
Kelly Services, Inc. Class A	37,158	1,079,068
Korn/Ferry International	67,353	3,474,741

Security Description	Shares	Value

Navigant Consulting, Inc. (a)	53,614	$1,031,533
Resources Connection, Inc.	34,883	565,105
TrueBlue, Inc. (a)	49,912	1,292,721
WageWorks, Inc. (a)	46,976	2,123,315

		23,253,189

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.9%
Acadia Realty Trust REIT	99,481	2,447,233
Agree Realty Corp. REIT	37,381	1,795,783
American Assets Trust, Inc. REIT	49,464	1,652,592
ARMOUR Residential REIT, Inc. (b)	51,025	1,187,862
CBL & Associates Properties, Inc. REIT (b)	208,280	868,528
Cedar Realty Trust, Inc. REIT	97,177	382,877
Chesapeake Lodging Trust REIT	72,671	2,020,981
DiamondRock Hospitality Co. REIT	239,042	2,495,599
Easterly Government Properties, Inc. REIT (b)	53,964	1,100,866
EastGroup Properties, Inc. REIT	41,809	3,455,932
Franklin Street Properties Corp. REIT	129,228	1,086,807
Hersha Hospitality Trust REIT (b)	44,290	792,791
Independence Realty Trust, Inc. REIT	101,241	929,392
Kite Realty Group Trust REIT	99,374	1,513,466
LTC Properties, Inc. REIT	47,833	1,817,654
National Storage Affiliates Trust REIT	60,596	1,519,748
Pennsylvania Real Estate Investment Trust	85,825	828,211
PS Business Parks, Inc. REIT	23,660	2,674,526
Ramco-Gershenson Properties Trust REIT	95,703	1,182,889
Retail Opportunity Investments Corp. REIT	135,384	2,392,235
Saul Centers, Inc. REIT	14,838	756,293
Summit Hotel Properties, Inc. REIT	124,050	1,688,321
Universal Health Realty Income Trust REIT	15,452	928,665

		35,519,251

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
HFF, Inc. Class A	43,872	2,180,438
RE/MAX Holdings, Inc. Class A	21,362	1,291,333

		3,471,771

ROAD & RAIL — 0.6%
ArcBest Corp.	30,462	976,307
Heartland Express, Inc.	61,008	1,097,534
Marten Transport, Ltd.	45,982	1,048,390
Roadrunner Transportation Systems, Inc. (a)	38,612	98,074
Saia, Inc. (a)	30,956	2,326,343

		5,546,648

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Advanced Energy Industries, Inc. (a)	47,309	3,023,045

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Axcelis Technologies, Inc. (a)	37,877	$931,774
Brooks Automation, Inc.	85,060	2,303,425
Cabot Microelectronics Corp.	30,793	3,298,238
CEVA, Inc. (a)	27,015	977,943
Cohu, Inc.	34,133	778,574
Diodes, Inc. (a)	45,580	1,388,367
DSP Group, Inc. (a)	27,529	324,842
FormFactor, Inc. (a)	86,699	1,183,441
Kopin Corp. (a) (b)	73,769	230,159
Kulicke & Soffa Industries, Inc. (a)	83,591	2,090,611
MaxLinear, Inc. (a)	73,652	1,675,583
Nanometrics, Inc. (a)	28,097	755,809
PDF Solutions, Inc. (a) (b)	34,187	398,621
Photronics, Inc. (a)	84,689	698,684
Power Integrations, Inc.	35,595	2,432,918
Rambus, Inc. (a)	130,748	1,755,946
Rudolph Technologies, Inc. (a)	36,717	1,017,061
Semtech Corp. (a)	78,773	3,076,086
SolarEdge Technologies, Inc. (a)	43,078	2,265,903
Ultra Clean Holdings, Inc. (a)	46,773	900,380
Veeco Instruments, Inc. (a)	58,053	986,901
Xperi Corp.	60,127	1,271,686

		33,765,997

SOFTWARE — 1.8%
8x8, Inc. (a)	110,970	2,069,591
Agilysys, Inc. (a)	19,321	230,306
Bottomline Technologies de, Inc. (a)	41,499	1,608,086
Ebix, Inc.	26,096	1,944,152
MicroStrategy, Inc. Class A (a)	11,257	1,452,040
Monotype Imaging Holdings, Inc.	50,633	1,136,711
Progress Software Corp.	55,268	2,125,055
Qualys, Inc. (a)	39,020	2,838,705
Synchronoss Technologies, Inc. (a)	53,564	565,100
TiVo Corp.	148,302	2,009,492
VASCO Data Security International, Inc. (a)	36,296	470,033

		16,449,271

SPECIALTY RETAIL — 4.3%
Abercrombie & Fitch Co. Class A	82,023	1,985,777
Asbury Automotive Group, Inc. (a)	21,850	1,474,875
Ascena Retail Group, Inc. (a)	208,699	419,485
Barnes & Noble Education, Inc. (a)	45,263	311,862
Barnes & Noble, Inc.	68,935	341,228
Big 5 Sporting Goods Corp. (b)	25,101	181,982
Buckle, Inc. (b)	34,024	753,632
Caleres, Inc.	51,083	1,716,389
Cato Corp. Class A	28,848	425,219
Chico’s FAS, Inc.	154,032	1,392,449
Children’s Place, Inc.	20,780	2,810,495
DSW, Inc. Class A (b)	85,392	1,917,904
Express, Inc. (a)	95,939	686,923
Finish Line, Inc. Class A (b)	49,733	673,385
Five Below, Inc. (a)	65,961	4,837,580
Francesca’s Holdings Corp. (a)	43,495	208,776
Genesco, Inc. (a)	23,956	972,614
Group 1 Automotive, Inc.	23,703	1,548,754
Guess?, Inc. (b)	70,623	1,464,721

Security Description	Shares	Value

Haverty Furniture Cos., Inc.	23,717	$477,898
Hibbett Sports, Inc. (a) (b)	23,223	556,191
Kirkland’s, Inc. (a)	19,964	193,451
Lithia Motors, Inc. Class A (b)	28,578	2,872,661
Lumber Liquidators Holdings, Inc. (a) (b)	34,732	830,789
MarineMax, Inc. (a)	24,807	482,496
Monro, Inc. (b)	39,486	2,116,450
Rent-A-Center, Inc. (b)	65,987	569,468
RH (a) (b)	22,799	2,172,289
Shoe Carnival, Inc.	13,818	328,868
Sleep Number Corp. (a)	45,736	1,607,620
Sonic Automotive, Inc. Class A (b)	28,252	535,375
Tailored Brands, Inc.	57,671	1,445,235
Tile Shop Holdings, Inc.	42,155	252,930
Vitamin Shoppe, Inc. (a) (b)	29,913	130,122
Zumiez, Inc. (a)	22,314	533,305

		39,229,198

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Cray, Inc. (a)	49,273	1,019,951
Electronics For Imaging, Inc. (a)	54,288	1,483,691
Super Micro Computer, Inc. (a) (b)	46,827	796,059

		3,299,701

TEXTILES,APPAREL & LUXURY GOODS — 1.5%
Crocs, Inc. (a)	83,754	1,361,003
Fossil Group, Inc. (a)	52,552	667,410
G-III Apparel Group, Ltd. (a)	50,341	1,896,849
Movado Group, Inc.	18,673	717,043
Oxford Industries, Inc.	20,466	1,525,945
Perry Ellis International, Inc. (a)	15,600	402,480
Steven Madden, Ltd.	63,132	2,771,495
Unifi, Inc. (a)	20,833	755,196
Vera Bradley, Inc. (a)	23,645	250,874
Wolverine World Wide, Inc.	114,216	3,300,842

		13,649,137

THRIFTS & MORTGAGE FINANCE — 1.7%
BofI Holding, Inc. (a)	65,566	2,657,390
Dime Community Bancshares, Inc.	37,613	692,079
HomeStreet, Inc. (a)	31,210	894,167
Meta Financial Group, Inc.	11,071	1,208,953
NMI Holdings, Inc. Class A (a)	69,748	1,154,330
Northfield Bancorp, Inc.	56,402	880,435
Northwest Bancshares, Inc.	122,209	2,023,781
Oritani Financial Corp.	47,624	731,028
Provident Financial Services, Inc.	73,370	1,877,538
TrustCo Bank Corp. NY	111,838	945,031
Walker & Dunlop, Inc.	33,344	1,981,301

		15,046,033

TOBACCO — 0.2%
Universal Corp.	30,468	1,477,698

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc.	46,091	3,360,034

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

DXP Enterprises, Inc. (a)	19,299	$751,696
Kaman Corp.	33,027	2,051,637
Veritiv Corp. (a)	13,517	529,867

		6,693,234

WATER UTILITIES — 0.5%
American States Water Co.	43,596	2,313,204
California Water Service Group	57,300	2,134,425

		4,447,629

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
Spok Holdings, Inc.	24,336	363,823

TOTAL COMMON STOCKS (Cost $811,458,407)		905,029,878

SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e)	1,030,416	1,030,416
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	23,109,685	23,109,685

TOTAL SHORT-TERM INVESTMENTS (Cost $24,140,101)		24,140,101

TOTAL INVESTMENTS — 102.5% (Cost $835,598,508)		929,169,979

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(23,015,561)

NET ASSETS — 100.0%		$906,154,418

(a) Non-income producing security.
(b) All or a portion of the shares of the security are on loan at March 31, 2018.
(c) Amount is less than 0.05% of net assets.

(d)   The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.

(e) The rate shown is the annualized seven-day yield at March 31, 2018.
(f) Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$18,348,556	$—	$—	$18,348,556
Air Freight & Logistics	6,264,632	—	—	6,264,632
Airlines	8,307,429	—	—	8,307,429
Auto Components	14,781,469	—	—	14,781,469
Automobiles	1,287,838	—	—	1,287,838
Banks	74,432,014	—	—	74,432,014
Beverages	2,281,865	—	—	2,281,865
Biotechnology	19,924,152	—	—	19,924,152
Building Products	20,301,353	—	—	20,301,353
Capital Markets	11,244,637	—	—	11,244,637
Chemicals	26,652,592	—	—	26,652,592
Commercial Services & Supplies	23,216,654	—	—	23,216,654
Communications Equipment	19,209,278	—	—	19,209,278
Construction & Engineering	3,557,260	—	—	3,557,260
Construction Materials	1,154,184	—	—	1,154,184
Consumer Finance	13,907,992	—	—	13,907,992

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Containers & Packaging	$562,082	$—	$—	$562,082
Distributors	1,167,365	—	—	1,167,365
Diversified Consumer Services	5,045,095	—	—	5,045,095
Diversified Telecommunication Services	8,956,627	—	—	8,956,627
Electric Utilities	2,493,645	—	—	2,493,645
Electrical Equipment	5,460,849	—	—	5,460,849
Electronic Equipment, Instruments & Components	35,792,424	—	—	35,792,424
Energy Equipment & Services	15,823,689	—	—	15,823,689
Equity Real Estate Investment Trusts (REITS)	12,525,115	—	—	12,525,115
Food & Staples Retailing	2,502,548	—	—	2,502,548
Food Products	12,742,947	—	—	12,742,947
Gas Utilities	8,835,263	—	—	8,835,263
Health Care Equipment & Supplies	38,770,521	—	—	38,770,521
Health Care Providers & Services	33,595,672	—	—	33,595,672
Health Care Technology	6,223,721	—	—	6,223,721
Hotels, Restaurants & Leisure	20,679,732	—	—	20,679,732
Household Durables	19,005,202	—	—	19,005,202
Household Products	4,397,032	—	—	4,397,032
Industrial Conglomerates	1,482,159	—	—	1,482,159
Insurance	30,732,654	—	—	30,732,654
Internet & Catalog Retail	5,242,342	—	—	5,242,342
Internet Software & Services	12,452,097	—	—	12,452,097
IT Services	19,648,088	—	—	19,648,088
Leisure Equipment & Products	4,579,536	—	—	4,579,536
Life Sciences Tools & Services	3,092,769	—	—	3,092,769
Machinery	52,068,849	—	—	52,068,849
Marine	1,444,745	—	—	1,444,745
Media	6,231,715	—	—	6,231,715
Metals & Mining	8,334,219	—	—	8,334,219
Mortgage Real Estate Investment Trust (REITs)	7,664,127	—	—	7,664,127
Multi-Utilities	4,042,907	—	—	4,042,907
Multiline Retail	4,790,838	—	—	4,790,838
Oil, Gas & Consumable Fuels	13,875,696	—	—	13,875,696
Paper & Forest Products	10,230,431	—	—	10,230,431
Personal Products	3,671,119	—	—	3,671,119
Pharmaceuticals	13,781,573	—	—	13,781,573
Professional Services	23,253,189	—	—	23,253,189
Real Estate Investment Trusts (REITs)	35,519,251	—	—	35,519,251
Real Estate Management & Development	3,471,771	—	—	3,471,771
Road & Rail	5,546,648	—	—	5,546,648
Semiconductors & Semiconductor Equipment	33,765,997	—	—	33,765,997
Software	16,449,271	—	—	16,449,271
Specialty Retail	39,229,198	—	—	39,229,198
Technology Hardware, Storage & Peripherals	3,299,701	—	—	3,299,701
Textiles, Apparel & Luxury Goods	13,649,137	—	—	13,649,137
Thrifts & Mortgage Finance	15,046,033	—	—	15,046,033
Tobacco	1,477,698	—	—	1,477,698
Trading Companies & Distributors	6,693,234	—	—	6,693,234
Water Utilities	4,447,629	—	—	4,447,629
Wireless Telecommunication Services	363,823	—	—	363,823
Short-Term Investments	24,140,101	—	—	24,140,101

TOTAL INVESTMENTS	$929,169,979	$—	$—	$929,169,979

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,256,276	$1,256,276	$43,652,122	$43,877,981	$—	$—	1,030,416	$1,030,416	$11,204	$—

State Street Navigator Securities Lending Government Money Market Portfolio	15,886,619	15,886,619	104,667,354	97,444,288	—	—	23,109,685	23,109,685	559,479	—

Total		$17,142,895	$148,319,476	$141,322,269	$—	$—		$24,140,101	$570,683	$—

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.5%
Aerojet Rocketdyne Holdings, Inc. (a)	278,199	$7,781,226
Aerovironment, Inc. (a) (b)	78,690	3,581,182
Axon Enterprise, Inc. (a) (b)	196,586	7,727,796
Cubic Corp.	45,023	2,863,463
Mercury Systems, Inc. (a)	178,705	8,635,025
Moog, Inc. Class A (a)	56,324	4,641,661

		35,230,353

AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp.	109,887	5,808,627

AIRLINES — 0.3%
Allegiant Travel Co. (b)	27,455	4,737,360

AUTO COMPONENTS — 1.5%
Dorman Products, Inc. (a)	56,765	3,758,411
Fox Factory Holding Corp. (a)	138,849	4,845,830
Gentherm, Inc. (a)	60,998	2,070,882
LCI Industries	92,602	9,644,498
Motorcar Parts of America, Inc. (a) .	33,111	709,569

		21,029,190

AUTOMOBILES — 0.3%
Winnebago Industries, Inc.	106,920	4,020,192

BANKS — 6.7%
Ameris Bancorp	85,210	4,507,609
Banc of California, Inc. (b)	87,298	1,684,851
Banner Corp.	52,444	2,910,118
Brookline Bancorp, Inc.	124,944	2,024,093
Central Pacific Financial Corp.	66,393	1,889,545
City Holding Co.	27,095	1,857,633
Columbia Banking System, Inc.	134,967	5,661,866
Customers Bancorp, Inc. (a)	54,212	1,580,280
CVB Financial Corp. (b)	204,907	4,639,095
First Commonwealth Financial Corp.	217,122	3,067,934
First Financial Bancorp	165,779	4,865,614
First Financial Bankshares, Inc. (b) .	147,833	6,844,668
Glacier Bancorp, Inc.	170,659	6,549,892
Green Bancorp, Inc. (a)	63,112	1,404,242
Hanmi Financial Corp.	66,323	2,039,432
Independent Bank Corp.	51,911	3,714,232
LegacyTexas Financial Group, Inc.	157,200	6,731,304
National Bank Holdings Corp. Class A	99,499	3,308,342
Pacific Premier Bancorp, Inc. (a)	143,407	5,764,961
S&T Bancorp, Inc.	61,597	2,460,184
Seacoast Banking Corp. of Florida (a)	132,120	3,497,216
ServisFirst Bancshares, Inc.	167,292	6,828,859
Tompkins Financial Corp.	20,624	1,562,474
United Community Banks, Inc.	144,843	4,584,281
Westamerica Bancorporation (b)	43,061	2,500,983

		92,479,708

Security Description	Shares	Value

BEVERAGES — 0.5%
Coca-Cola Bottling Co. Consolidated	17,207	$2,971,133
MGP Ingredients, Inc.	46,993	4,210,103

		7,181,236

BIOTECHNOLOGY — 3.7%
Cytokinetics, Inc. (a)	73,179	526,889
Eagle Pharmaceuticals, Inc. (a) (b)	31,669	1,668,639
Emergent BioSolutions, Inc. (a)	130,045	6,846,869
Enanta Pharmaceuticals, Inc. (a)	53,400	4,320,594
Ligand Pharmaceuticals, Inc. (a) (b)	78,204	12,916,173
MiMedx Group, Inc. (a) (b)	378,428	2,637,643
Momenta Pharmaceuticals, Inc. (a) .	287,678	5,221,356
Myriad Genetics, Inc. (a)	258,895	7,650,347
Progenics Pharmaceuticals, Inc. (a) (b)	96,495	719,853
Repligen Corp. (a)	138,707	5,018,419
Spectrum Pharmaceuticals, Inc. (a)	221,967	3,571,449

		51,098,231

BUILDING PRODUCTS — 3.4%
AAON, Inc.	93,061	3,629,379
American Woodmark Corp. (a)	52,466	5,165,278
Apogee Enterprises, Inc. (b)	57,762	2,503,983
Griffon Corp.	53,501	976,393
Patrick Industries, Inc. (a)	89,788	5,553,388
PGT Innovations, Inc. (a)	184,424	3,439,507
Quanex Building Products Corp.	81,451	1,417,247
Simpson Manufacturing Co., Inc.	154,476	8,896,273
Trex Co., Inc. (a)	108,988	11,854,625
Universal Forest Products, Inc.	117,466	3,811,772

		47,247,845

CAPITAL MARKETS — 0.6%
Financial Engines, Inc.	105,571	3,694,985
Piper Jaffray Cos	25,332	2,103,823
WisdomTree Investments, Inc.	230,796	2,116,399

		7,915,207

CHEMICALS — 3.0%
AdvanSix, Inc. (a)	59,189	2,058,593
American Vanguard Corp.	66,357	1,340,411
Balchem Corp.	69,850	5,710,238
HB Fuller Co.	85,800	4,266,834
Ingevity Corp. (a)	155,940	11,491,219
Innospec, Inc.	43,917	3,012,706
Koppers Holdings, Inc. (a)	77,102	3,168,892
Kraton Corp. (a)	117,630	5,612,127
Quaker Chemical Corp.	30,199	4,473,378

		41,134,398

COMMERCIAL SERVICES & SUPPLIES — 2.1%
Brady Corp. Class A	80,333	2,984,371
Interface, Inc.	219,786	5,538,607
Mobile Mini, Inc.	93,791	4,079,908
Multi-Color Corp.	23,802	1,572,122
RR Donnelley & Sons Co.	78,405	684,476

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Tetra Tech, Inc.	113,408	$5,551,322
UniFirst Corp.	27,506	4,446,345
US Ecology, Inc.	49,671	2,647,464
Viad Corp.	40,100	2,103,245

		29,607,860

COMMUNICATIONS EQUIPMENT — 1.9%
ADTRAN, Inc.	94,032	1,462,198
Applied Optoelectronics, Inc. (a) (b)	73,797	1,849,353
CalAmp Corp. (a)	132,261	3,026,132
Extreme Networks, Inc. (a)	427,820	4,735,967
Lumentum Holdings, Inc. (a)	115,622	7,376,684
Oclaro, Inc. (a)	349,918	3,345,216
Viavi Solutions, Inc. (a)	524,192	5,095,146

		26,890,696

CONSTRUCTION & ENGINEERING — 0.4%
Comfort Systems USA, Inc.	137,170	5,658,263

CONSTRUCTION MATERIALS — 0.3%
US Concrete, Inc. (a) (b)	57,936	3,499,334

CONSUMER FINANCE — 2.0%
Encore Capital Group, Inc. (a)	51,271	2,317,449
FirstCash, Inc.	172,492	14,014,975
Green Dot Corp. Class A (a)	171,023	10,972,836

		27,305,260

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	50,704	1,072,390

DIVERSIFIED CONSUMER SERVICES — 0.5%
Capella Education Co.	20,825	1,819,064
Career Education Corp. (a)	154,490	2,029,999
Strayer Education, Inc.	24,543	2,480,070

		6,329,133

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
Cogent Communications Holdings, Inc.	153,214	6,649,488
Vonage Holdings Corp. (a)	770,996	8,211,107

		14,860,595

ELECTRIC UTILITIES — 0.3%
El Paso Electric Co.	79,796	4,069,596

ELECTRICAL EQUIPMENT — 0.1%
Vicor Corp. (a)	58,757	1,677,512

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.5%
Badger Meter, Inc.	69,160	3,260,894
Control4 Corp. (a)	75,556	1,622,943
CTS Corp.	66,183	1,800,177
Electro Scientific Industries, Inc. (a)	126,340	2,442,152
ePlus, Inc. (a)	35,161	2,732,010
FARO Technologies, Inc. (a)	41,212	2,406,781
II-VI, Inc. (a)	203,709	8,331,698
Itron, Inc. (a)	49,323	3,529,061

Security Description	Shares	Value

KEMET Corp. (a)	182,235	$3,303,920
Methode Electronics, Inc.	66,220	2,589,202
OSI Systems, Inc. (a)	33,766	2,203,907
Park Electrochemical Corp.	26,136	440,130
Rogers Corp. (a)	67,800	8,104,812
TTM Technologies, Inc. (a)	344,527	5,267,818

		48,035,505

ENERGY EQUIPMENT & SERVICES — 0.0% (c)
CARBO Ceramics, Inc. (a) (b)	24,574	178,162

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.5%
Armada Hoffler Properties, Inc. REIT	92,444	1,265,558
CareTrust REIT, Inc.	169,511	2,271,448
Community Healthcare Trust, Inc. REIT (b)	29,776	766,434
Four Corners Property Trust, Inc. REIT	226,179	5,222,473
Getty Realty Corp. REIT	67,620	1,705,376
Global Net Lease, Inc. REIT (b)	130,974	2,210,841
Lexington Realty Trust REIT	802,255	6,313,747
Urstadt Biddle Properties, Inc. Class A REIT	42,939	828,723
Whitestone REIT (b)	61,303	636,938

		21,221,538

FOOD PRODUCTS — 1.5%
B&G Foods, Inc. (b)	154,932	3,671,888
Calavo Growers, Inc. (b)	58,409	5,385,310
Cal-Maine Foods, Inc. (a)	47,265	2,065,481
Darling Ingredients, Inc. (a)	310,608	5,373,518
J&J Snack Foods Corp.	34,762	4,747,099

		21,243,296

GAS UTILITIES — 0.5%
Northwest Natural Gas Co.	46,348	2,671,962
South Jersey Industries, Inc. (b)	129,886	3,657,590

		6,329,552

HEALTH CARE EQUIPMENT & SUPPLIES —6.3%
Abaxis, Inc.	48,938	3,456,002
Analogic Corp.	17,974	1,723,707
Anika Therapeutics, Inc. (a)	31,779	1,580,052
CONMED Corp.	43,819	2,775,057
CryoLife, Inc. (a)	55,490	1,112,574
Cutera, Inc. (a)	50,797	2,552,549
Haemonetics Corp. (a)	124,766	9,127,881
Heska Corp. (a)	24,668	1,950,499
Inogen, Inc. (a)	64,123	7,876,869
Integer Holdings Corp. (a)	105,193	5,948,664
Integra LifeSciences Holdings Corp. (a) (b)	146,040	8,081,854
Lantheus Holdings, Inc. (a)	113,522	1,805,000
LeMaitre Vascular, Inc.	57,511	2,083,623
Meridian Bioscience, Inc.	62,520	887,784
Merit Medical Systems, Inc. (a)	186,201	8,444,215
Natus Medical, Inc. (a)	64,539	2,171,737

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Neogen Corp. (a)	190,913	$12,789,262
OraSure Technologies, Inc. (a)	226,653	3,828,169
Orthofix International NV (a)	67,351	3,958,892
Surmodics, Inc. (a)	49,533	1,884,731
Tactile Systems Technology, Inc. (a) (b)	29,923	951,551
Varex Imaging Corp. (a)	75,304	2,694,377

		87,685,049

HEALTH CARE PROVIDERS & SERVICES — 5.3%
Almost Family, Inc. (a)	25,670	1,437,520
Amedisys, Inc. (a)	105,776	6,382,524
AMN Healthcare Services, Inc. (a)	176,547	10,019,042
BioTelemetry, Inc. (a)	114,093	3,542,588
Chemed Corp.	59,828	16,324,668
CorVel Corp. (a)	36,494	1,844,772
Ensign Group, Inc.	97,709	2,569,747
HealthEquity, Inc. (a)	191,050	11,566,167
LHC Group, Inc. (a)	78,574	4,837,015
Providence Service Corp. (a)	41,056	2,838,612
Select Medical Holdings Corp. (a)	226,818	3,912,610
Tivity Health, Inc. (a)	127,034	5,036,898
US Physical Therapy, Inc.	30,043	2,442,496

		72,754,659

HEALTH CARE TECHNOLOGY — 1.0%
Computer Programs & Systems, Inc. (b)	18,072	527,702
HealthStream, Inc.	45,126	1,120,479
HMS Holdings Corp. (a)	124,468	2,096,041
Omnicell, Inc. (a)	143,864	6,243,698
Quality Systems, Inc. (a)	177,890	2,428,198
Tabula Rasa HealthCare, Inc. (a)	47,900	1,858,520

		14,274,638

HOTELS, RESTAURANTS & LEISURE — 3.2%
BJ’s Restaurants, Inc.	36,361	1,632,609
Dave & Buster’s Entertainment, Inc. (a)	150,382	6,276,945
Dine Brands Global, Inc. (b)	32,933	2,159,746
Marriott Vacations Worldwide Corp.	87,455	11,649,006
Monarch Casino & Resort, Inc. (a)	43,049	1,820,542
Penn National Gaming, Inc. (a)	312,518	8,206,723
Ruth’s Hospitality Group, Inc.	106,730	2,609,548
Shake Shack, Inc. Class A (a) (b)	70,692	2,942,908
Sonic Corp. (b)	77,053	1,944,047
Wingstop, Inc.	108,035	5,102,493

		44,344,567

HOUSEHOLD DURABLES — 3.0%
Cavco Industries, Inc. (a)	31,404	5,456,445
Installed Building Products, Inc. (a).	77,682	4,664,804
iRobot Corp. (a) (b)	103,523	6,645,141
La-Z-Boy, Inc.	88,952	2,664,112
LGI Homes, Inc. (a) (b)	66,431	4,688,036
MDC Holdings, Inc.	86,707	2,420,859
Meritage Homes Corp. (a)	74,817	3,385,469

Security Description	Shares	Value

TopBuild Corp. (a)	131,628	$10,072,175
William Lyon Homes Class A (a)	58,442	1,606,571

		41,603,612

HOUSEHOLD PRODUCTS — 0.8%
Central Garden & Pet Co. (a)	37,973	1,632,839
Central Garden & Pet Co. Class A (a)	129,321	5,122,405
WD-40 Co. (b)	29,879	3,935,064

		10,690,308

INDUSTRIAL CONGLOMERATES — 0.3%
Raven Industries, Inc.	132,523	4,644,931

INSURANCE — 2.1%
AMERISAFE, Inc.	27,783	1,535,011
eHealth, Inc. (a)	31,424	449,677
Employers Holdings, Inc.	56,258	2,275,636
James River Group Holdings, Ltd	48,289	1,712,811
ProAssurance Corp.	92,886	4,509,615
RLI Corp.	61,832	3,919,530
Selective Insurance Group, Inc.	139,225	8,450,958
Third Point Reinsurance, Ltd. (a)	310,821	4,335,953
Universal Insurance Holdings, Inc.	78,665	2,509,414

		29,698,605

INTERNET & CATALOG RETAIL — 0.9%
Nutrisystem, Inc.	111,001	2,991,477
PetMed Express, Inc. (b)	76,667	3,200,847
Shutterfly, Inc. (a)	73,510	5,972,688

		12,165,012

INTERNET SOFTWARE & SERVICES — 2.0%
Alarm.com Holdings, Inc. (a) (b)	50,612	1,910,097
LivePerson, Inc. (a)	100,892	1,649,584
NIC, Inc.	115,821	1,540,419
QuinStreet, Inc. (a)	136,491	1,742,990
Shutterstock, Inc. (a)	68,303	3,288,790
SPS Commerce, Inc. (a)	64,185	4,112,333
Stamps.com, Inc. (a)	60,508	12,165,133
XO Group, Inc. (a)	91,461	1,897,816

		28,307,162

IT SERVICES — 1.3%
CSG Systems International, Inc.	57,797	2,617,626
EVERTEC, Inc.	86,034	1,406,656
ExlService Holdings, Inc. (a)	126,713	7,066,784
TTEC Holdings, Inc.	53,915	1,655,190
Virtusa Corp. (a)	101,647	4,925,814

		17,672,070

LEISURE EQUIPMENT & PRODUCTS — 0.4%
Callaway Golf Co.	235,152	3,847,086
Nautilus, Inc. (a)	51,055	686,690
Sturm Ruger & Co., Inc. (b)	26,486	1,390,515

		5,924,291

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Cambrex Corp. (a)	76,596	$4,005,971
Luminex Corp.	84,027	1,770,449

		5,776,420

MACHINERY — 6.3%
Actuant Corp. Class A	86,334	2,007,265
Alamo Group, Inc.	35,393	3,889,691
Albany International Corp. Class A	107,423	6,735,422
Barnes Group, Inc.	181,695	10,881,713
EnPro Industries, Inc.	80,115	6,199,299
ESCO Technologies, Inc.	61,102	3,577,522
Federal Signal Corp.	114,422	2,519,572
Franklin Electric Co., Inc.	72,384	2,949,648
Harsco Corp. (a)	297,475	6,142,859
Hillenbrand, Inc.	121,263	5,565,972
John Bean Technologies Corp.	116,955	13,262,697
Lindsay Corp.	18,922	1,730,228
Lydall, Inc. (a)	28,455	1,372,954
Proto Labs, Inc. (a)	92,720	10,899,236
Standex International Corp.	24,701	2,355,240
Tennant Co.	27,738	1,877,863
Wabash National Corp.	112,458	2,340,251
Watts Water Technologies, Inc. Class A	42,811	3,326,415

		87,633,847

MEDIA — 0.5%
EW Scripps Co. Class A	107,790	1,292,402
World Wrestling Entertainment, Inc. Class A	149,575	5,386,196

		6,678,598

MULTI-UTILITIES — 0.4%
Avista Corp.	104,718	5,366,798

MULTILINE RETAIL — 0.8%
Ollie’s Bargain Outlet Holdings, Inc. (a)	182,763	11,020,609

OIL, GAS & CONSUMABLE FUELS — 0.2%
CONSOL Energy, Inc. (a)	51,408	1,489,290
Ring Energy, Inc. (a)	68,206	978,756

		2,468,046

PAPER & FOREST PRODUCTS — 0.3%
Neenah, Inc.	28,645	2,245,768
Schweitzer-Mauduit International, Inc.	48,916	1,915,061

		4,160,829

PERSONAL PRODUCTS — 0.5%
Inter Parfums, Inc.	62,914	2,966,395
Medifast, Inc.	39,093	3,653,241

		6,619,636

PHARMACEUTICALS — 2.4%
Amphastar Pharmaceuticals, Inc. (a)	64,000	1,200,000
ANI Pharmaceuticals, Inc. (a)	33,860	1,971,329
Corcept Therapeutics, Inc. (a) (b)	356,353	5,862,007

Security Description	Shares	Value

Depomed, Inc. (a)	97,819	$644,627
Impax Laboratories, Inc. (a)	156,997	3,053,592
Innoviva, Inc. (a)	257,398	4,290,825
Lannett Co., Inc. (a) (b)	68,544	1,100,131
Medicines Co. (a) (b)	115,183	3,794,128
Phibro Animal Health Corp. Class A	71,807	2,850,738
Supernus Pharmaceuticals, Inc. (a)	190,917	8,743,998

		33,511,375

PROFESSIONAL SERVICES — 3.6%
ASGN, Inc. (a)	181,690	14,876,777
Exponent, Inc.	95,512	7,512,019
Forrester Research, Inc.	21,805	903,817
Insperity, Inc.	136,798	9,514,301
Korn/Ferry International	209,241	10,794,743
WageWorks, Inc. (a)	146,665	6,629,258

		50,230,915

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.5%
Agree Realty Corp. REIT	57,769	2,775,223
American Assets Trust, Inc. REIT	70,395	2,351,897
Chesapeake Lodging Trust REIT	94,845	2,637,639
Easterly Government Properties, Inc. REIT (b)	167,410	3,415,164
EastGroup Properties, Inc. REIT	128,636	10,633,052
LTC Properties, Inc. REIT	78,310	2,975,780
National Storage Affiliates Trust REIT	186,741	4,683,464
PS Business Parks, Inc. REIT	42,679	4,824,434
Ramco-Gershenson Properties Trust REIT	191,688	2,369,264
Retail Opportunity Investments Corp. REIT	209,178	3,696,175
Saul Centers, Inc. REIT	23,057	1,175,215
Summit Hotel Properties, Inc. REIT	251,891	3,428,237
Universal Health Realty Income Trust REIT	47,120	2,831,912

		47,797,456

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
HFF, Inc. Class A	136,289	6,773,563

ROAD & RAIL — 0.6%
Heartland Express, Inc.	70,367	1,265,902
Marten Transport, Ltd.	83,980	1,914,744
Saia, Inc. (a)	65,821	4,946,448

		8,127,094

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.8%
Advanced Energy Industries, Inc. (a)	146,797	9,380,328
Axcelis Technologies, Inc. (a)	119,441	2,938,249
Brooks Automation, Inc.	260,940	7,066,255
Cabot Microelectronics Corp.	94,910	10,165,810
CEVA, Inc. (a)	82,733	2,994,935
Cohu, Inc.	106,660	2,432,915

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

FormFactor, Inc. (a)	272,015	$3,713,005
Kopin Corp. (a) (b)	141,073	440,148
Kulicke & Soffa Industries, Inc. (a)	261,544	6,541,215
MaxLinear, Inc. (a)	225,144	5,122,026
Nanometrics, Inc. (a)	61,577	1,656,421
PDF Solutions, Inc. (a) (b)	37,687	439,430
Power Integrations, Inc.	69,297	4,736,450
Rambus, Inc. (a)	405,840	5,450,431
Rudolph Technologies, Inc. (a)	118,710	3,288,267
Semtech Corp. (a)	154,908	6,049,157
SolarEdge Technologies, Inc. (a)	76,431	4,020,271
Ultra Clean Holdings, Inc. (a)	97,098	1,869,137
Xperi Corp.	71,183	1,505,520

		79,809,970

SOFTWARE — 2.5%
8x8, Inc. (a)	184,380	3,438,687
Agilysys, Inc. (a)	27,106	323,104
Bottomline Technologies de, Inc. (a)	130,243	5,046,916
Ebix, Inc.	82,348	6,134,926
MicroStrategy, Inc. Class A (a)	17,412	2,245,974
Monotype Imaging Holdings, Inc.	94,934	2,131,268
Progress Software Corp.	171,823	6,606,594
Qualys, Inc. (a)	120,165	8,742,004

		34,669,473

SPECIALTY RETAIL — 3.0%
Children’s Place, Inc. (b)	44,417	6,007,399
Five Below, Inc. (a)	204,655	15,009,398
Lithia Motors, Inc. Class A	45,309	4,554,461
Lumber Liquidators Holdings, Inc. (a) (b)	59,729	1,428,718
RH (a) (b)	70,237	6,692,181
Sleep Number Corp. (a)	142,892	5,022,654
Tailored Brands, Inc.	91,556	2,294,393

		41,009,204

TEXTILES,APPAREL & LUXURY GOODS — 0.6%
Crocs, Inc. (a)	168,657	2,740,676
Steven Madden, Ltd.	112,226	4,926,722

		7,667,398

THRIFTS & MORTGAGE FINANCE — 1.9%
BofI Holding, Inc. (a)	203,762	8,258,474

Security Description	Shares	Value

Dime Community Bancshares, Inc.	46,607	$857,569
Meta Financial Group, Inc.	33,773	3,688,012
NMI Holdings, Inc. Class A (a)	214,926	3,557,025
Northfield Bancorp, Inc.	107,900	1,684,319
TrustCo.Bank Corp. NY	168,739	1,425,844
Walker & Dunlop, Inc.	104,673	6,219,670

		25,690,913

WATER UTILITIES — 0.6%
American States Water Co.	85,624	4,543,210
California Water Service Group	113,605	4,231,786

		8,774,996

TOTAL COMMON STOCKS (Cost $1,199,000,193)		1,379,413,083

SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e)	4,229,776	4,229,776
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	40,140,306	40,140,306

TOTAL SHORT-TERM INVESTMENTS (Cost $44,370,082)		44,370,082

TOTAL INVESTMENTS — 102.9% (Cost $1,243,370,275)		1,423,783,165

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(40,771,332)

NET ASSETS — 100.0%		$1,383,011,833

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$35,230,353	$—	$—	$35,230,353
Air Freight & Logistics	5,808,627	—	—	5,808,627
Airlines	4,737,360	—	—	4,737,360
Auto Components	21,029,190	—	—	21,029,190

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Automobiles	$4,020,192	$—	$—	$4,020,192
Banks	92,479,708	—	—	92,479,708
Beverages	7,181,236	—	—	7,181,236
Biotechnology	51,098,231	—	—	51,098,231
Building Products	47,247,845	—	—	47,247,845
Capital Markets	7,915,207	—	—	7,915,207
Chemicals	41,134,398	—	—	41,134,398
Commercial Services & Supplies	29,607,860	—	—	29,607,860
Communications Equipment	26,890,696	—	—	26,890,696
Construction & Engineering	5,658,263	—	—	5,658,263
Construction Materials	3,499,334	—	—	3,499,334
Consumer Finance	27,305,260	—	—	27,305,260
Containers & Packaging	1,072,390	—	—	1,072,390
Diversified Consumer Services	6,329,133	—	—	6,329,133
Diversified Telecommunication Services	14,860,595	—	—	14,860,595
Electric Utilities	4,069,596	—	—	4,069,596
Electrical Equipment	1,677,512	—	—	1,677,512
Electronic Equipment, Instruments & Components	48,035,505	—	—	48,035,505
Energy Equipment & Services	178,162	—	—	178,162
Equity Real Estate Investment Trusts (REITS)	21,221,538	—	—	21,221,538
Food Products	21,243,296	—	—	21,243,296
Gas Utilities	6,329,552	—	—	6,329,552
Health Care Equipment & Supplies	87,685,049	—	—	87,685,049
Health Care Providers & Services	72,754,659	—	—	72,754,659
Health Care Technology	14,274,638	—	—	14,274,638
Hotels, Restaurants & Leisure	44,344,567	—	—	44,344,567
Household Durables	41,603,612	—	—	41,603,612
Household Products	10,690,308	—	—	10,690,308
Industrial Conglomerates	4,644,931	—	—	4,644,931
Insurance	29,698,605	—	—	29,698,605
Internet & Catalog Retail	12,165,012	—	—	12,165,012
Internet Software & Services	28,307,162	—	—	28,307,162
IT Services	17,672,070	—	—	17,672,070
Leisure Equipment & Products	5,924,291	—	—	5,924,291
Life Sciences Tools & Services	5,776,420	—	—	5,776,420
Machinery	87,633,847	—	—	87,633,847
Media	6,678,598	—	—	6,678,598
Multi-Utilities	5,366,798	—	—	5,366,798
Multiline Retail	11,020,609	—	—	11,020,609
Oil, Gas & Consumable Fuels	2,468,046	—	—	2,468,046
Paper & Forest Products	4,160,829	—	—	4,160,829
Personal Products	6,619,636	—	—	6,619,636
Pharmaceuticals	33,511,375	—	—	33,511,375
Professional Services	50,230,915	—	—	50,230,915
Real Estate Investment Trusts (REITs)	47,797,456	—	—	47,797,456
Real Estate Management & Development	6,773,563	—	—	6,773,563
Road & Rail	8,127,094	—	—	8,127,094
Semiconductors & Semiconductor Equipment	79,809,970	—	—	79,809,970
Software	34,669,473	—	—	34,669,473
Specialty Retail	41,009,204	—	—	41,009,204
Textiles, Apparel & Luxury Goods	7,667,398	—	—	7,667,398
Thrifts & Mortgage Finance	25,690,913	—	—	25,690,913

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Water Utilities	$8,774,996	$—	$—	$8,774,996
Short-Term Investments	44,370,082	—	—	44,370,082

TOTAL INVESTMENTS	$1,423,783,165	$—	$—	$1,423,783,165

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,598,792	$1,598,792	$99,511,705	$96,880,721	$—	$—	4,229,776	$4,229,776	$30,755	$—

State Street Navigator Securities Lending Government Money Market Portfolio	24,444,615	24,444,615	169,570,517	153,874,826	—	—	40,140,306	40,140,306	537,844	—

Total		$26,043,407	$269,082,222	$250,755,547	$—	$—		$44,370,082	$568,599	$—

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.5%
AAR Corp.	105,187	$4,639,799
Cubic Corp.	41,591	2,645,188
Engility Holdings, Inc. (a)	58,126	1,418,274
Moog, Inc. Class A (a)	55,931	4,609,274
National Presto Industries, Inc. (b)	16,479	1,544,906
Triumph Group, Inc. (b)	161,142	4,060,778

		18,918,219

AIR FREIGHT & LOGISTICS — 1.0%
Atlas Air Worldwide Holdings, Inc. (a)	83,240	5,031,858
Echo Global Logistics, Inc. (a)	86,351	2,383,288
Hub Group, Inc. Class A (a)	109,837	4,596,678

		12,011,824

AIRLINES — 1.5%
Allegiant Travel Co.	16,721	2,885,209
Hawaiian Holdings, Inc.	166,783	6,454,502
SkyWest, Inc.	168,540	9,168,576

		18,508,287

AUTO COMPONENTS — 1.7%
American Axle & Manufacturing Holdings, Inc. (a)	321,495	4,893,154
Cooper-Standard Holdings, Inc. (a) .	52,415	6,437,086
Dorman Products, Inc. (a)	47,362	3,135,838
Gentherm, Inc. (a)	67,669	2,297,363
Motorcar Parts of America, Inc. (a)	32,621	699,068
Standard Motor Products, Inc.	66,256	3,151,798
Superior Industries International, Inc.	76,241	1,014,005

		21,628,312

BANKS — 9.7%
Ameris Bancorp	49,098	2,597,284
Banc of California, Inc. (b)	64,486	1,244,580
Banner Corp.	60,215	3,341,330
Boston Private Financial Holdings, Inc.	273,376	4,114,309
Brookline Bancorp, Inc.	143,857	2,330,483
Central Pacific Financial Corp.	38,727	1,102,170
City Holding Co.	26,275	1,801,414
Columbia Banking System, Inc.	118,636	4,976,780
Community Bank System, Inc.	165,362	8,856,789
Customers Bancorp, Inc. (a)	48,614	1,417,098
CVB Financial Corp. (b)	153,470	3,474,561
Fidelity Southern Corp.	72,444	1,671,283
First BanCorp.(a)	588,775	3,544,426
First Commonwealth Financial Corp.	128,347	1,813,543
First Financial Bancorp	171,330	5,028,536
First Financial Bankshares, Inc. (b)	89,934	4,163,944
First Midwest Bancorp, Inc.	335,181	8,242,101
Glacier Bancorp, Inc.	108,530	4,165,381
Great Western Bancorp, Inc.	191,416	7,708,322
Green Bancorp, Inc. (a)	20,898	464,981
Hanmi Financial Corp.	49,095	1,509,671

Security Description	Shares	Value

Hope Bancorp, Inc.	418,784	$7,617,681
Independent Bank Corp.	44,317	3,170,881
NBT Bancorp, Inc.	141,627	5,024,926
OFG Bancorp	144,741	1,512,543
Old National Bancorp	435,282	7,356,266
Opus Bank	56,788	1,590,064
S&T Bancorp, Inc.	59,857	2,390,689
Seacoast Banking Corp. of Florida (a)	38,850	1,028,360
Simmons First National Corp. Class A	254,993	7,254,551
Southside Bancshares, Inc.	90,857	3,156,372
Tompkins Financial Corp.	22,786	1,726,267
United Community Banks, Inc.	112,133	3,549,010
Westamerica Bancorporation (b)	49,418	2,870,197

		121,816,793

BIOTECHNOLOGY — 0.7%
Acorda Therapeutics, Inc. (a)	152,103	3,597,236
AMAG Pharmaceuticals, Inc. (a)	109,992	2,216,339
Cytokinetics, Inc. (a)	100,119	720,857
Progenics Pharmaceuticals, Inc. (a) (b)	143,485	1,070,398
Spectrum Pharmaceuticals, Inc. (a)	101,446	1,632,266

		9,237,096

BUILDING PRODUCTS — 1.1%
AAON, Inc.	50,552	1,971,528
Apogee Enterprises, Inc. (b)	41,676	1,806,655
Gibraltar Industries, Inc. (a)	102,890	3,482,826
Griffon Corp.	50,793	926,972
Insteel Industries, Inc.	59,570	1,645,919
Quanex Building Products Corp.	44,590	775,866
Universal Forest Products, Inc.	95,137	3,087,196

		13,696,962

CAPITAL MARKETS — 1.9%
Donnelley Financial Solutions, Inc. (a)	111,043	1,906,608
Financial Engines, Inc.	112,415	3,934,525
Greenhill & Co., Inc. (b)	80,463	1,488,566
INTL. FCStone, Inc. (a)	51,184	2,184,533
Investment Technology Group, Inc.	108,893	2,149,548
Piper Jaffray Cos	24,840	2,062,962
Virtus Investment Partners, Inc.	23,237	2,876,741
Waddell & Reed Financial, Inc. Class A (b)	270,073	5,458,175
WisdomTree Investments, Inc.	174,235	1,597,735

		23,659,393

CHEMICALS — 2.9%
A Schulman, Inc.	95,440	4,103,920
AdvanSix, Inc. (a)	47,106	1,638,347
American Vanguard Corp.	25,926	523,705
Balchem Corp.	42,532	3,476,991
Flotek Industries, Inc. (a)	187,115	1,141,402
FutureFuel Corp.	83,572	1,002,028
Hawkins, Inc.	31,233	1,097,840
HB Fuller Co.	89,479	4,449,791
Innophos Holdings, Inc.	64,324	2,586,468

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Innospec, Inc.	40,553	$2,781,936
LSB Industries, Inc. (a)	66,470	407,461
Quaker Chemical Corp.	17,057	2,526,653
Rayonier Advanced Materials, Inc.	167,419	3,594,486
Stepan Co.	64,257	5,344,897
Tredegar Corp.	83,725	1,502,864

		36,178,789

COMMERCIAL SERVICES & SUPPLIES — 3.0%
ABM Industries, Inc.	213,275	7,140,447
Brady Corp. Class A	85,866	3,189,922
Essendant, Inc.	123,883	966,287
LSC Communications, Inc.	114,960	2,006,052
Matthews International Corp. Class A	104,921	5,309,003
Mobile Mini, Inc.	62,761	2,730,104
Multi-Color Corp.	25,180	1,663,139
RR Donnelley & Sons Co.	159,123	1,389,144
Team, Inc. (a) (b)	98,493	1,354,279
Tetra Tech, Inc.	81,882	4,008,124
UniFirst Corp.	26,253	4,243,797
US Ecology, Inc.	27,290	1,454,557
Viad Corp.	32,281	1,693,138

		37,147,993

COMMUNICATIONS EQUIPMENT — 2.3%
ADTRAN, Inc.	77,702	1,208,266
Comtech Telecommunications Corp.	77,814	2,325,860
Digi International, Inc. (a)	87,876	905,123
Finisar Corp. (a) (b)	373,176	5,899,912
Harmonic, Inc. (a)	268,827	1,021,543
Lumentum Holdings, Inc. (a)	101,472	6,473,914
NETGEAR, Inc. (a)	101,953	5,831,712
Oclaro, Inc. (a)	250,198	2,391,893
Viavi Solutions, Inc. (a)	277,688	2,699,127

		28,757,350

CONSTRUCTION & ENGINEERING — 0.4%
Aegion Corp. (a)	107,093	2,453,501
MYR Group, Inc. (a)	54,200	1,670,444
Orion Group Holdings, Inc. (a)	92,829	611,743

		4,735,688

CONSUMER FINANCE — 1.1%
Encore Capital Group, Inc. (a)	31,970	1,445,044
Enova International, Inc. (a)	110,216	2,430,263
EZCORP, Inc. Class A (a)	169,364	2,235,605
PRA Group, Inc. (a) (b)	146,759	5,576,842
World Acceptance Corp. (a)	19,460	2,049,138

		13,736,892

CONTAINERS & PACKAGING — 0.0% (c)
Myers Industries, Inc.	25,962	549,096

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	149,472	3,177,775

Security Description	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.7%
American Public Education, Inc. (a)	53,544	$2,302,392
Capella Education Co.	20,348	1,777,398
Career Education Corp. (a)	77,872	1,023,238
Regis Corp. (a)	115,073	1,741,054
Strayer Education, Inc.	12,882	1,301,726

		8,145,808

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
ATN International, Inc.	35,920	2,141,550
Cincinnati Bell, Inc. (a)	138,919	1,924,028
Consolidated Communications Holdings, Inc. (b)	212,336	2,327,203
Frontier Communications Corp. (b)	258,655	1,919,220
Iridium Communications, Inc. (a) (b)	270,153	3,039,221

		11,351,222

ELECTRIC UTILITIES — 0.3%
El Paso Electric Co.	62,241	3,174,291

ELECTRICAL EQUIPMENT — 1.1%
AZZ, Inc.	84,559	3,695,228
Encore Wire Corp.	67,564	3,830,879
General Cable Corp.	165,543	4,900,073
Powell Industries, Inc.	28,626	768,322

		13,194,502

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.4%
Anixter International, Inc. (a)	94,221	7,137,241
Badger Meter, Inc.	34,482	1,625,826
Bel Fuse, Inc. Class B	32,462	613,532
Benchmark Electronics, Inc.	158,216	4,722,747
CTS Corp.	51,026	1,387,907
Daktronics, Inc.	128,344	1,130,711
ePlus, Inc. (a)	14,933	1,160,294
Fabrinet (a)	120,950	3,795,411
FARO Technologies, Inc. (a)	19,269	1,125,310
Insight Enterprises, Inc. (a)	116,653	4,074,689
Itron, Inc. (a)	67,656	4,840,787
Methode Electronics, Inc.	61,164	2,391,512
MTS Systems Corp.	57,868	2,988,882
OSI Systems, Inc. (a)	29,360	1,916,327
Park Electrochemical Corp.	38,832	653,931
Plexus Corp. (a)	109,530	6,542,227
Sanmina Corp. (a)	231,620	6,056,863
ScanSource, Inc. (a)	83,947	2,984,316

		55,148,513

ENERGY EQUIPMENT & SERVICES — 3.4%
Archrock, Inc.	233,769	2,045,479
Bristow Group, Inc. (b)	105,948	1,377,324
CARBO Ceramics, Inc. (a) (b)	49,923	361,942
Era Group, Inc. (a)	66,567	622,401
Exterran Corp. (a)	103,721	2,769,351
Geospace Technologies Corp. (a)	44,255	436,797

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Gulf Island Fabrication, Inc.	44,606	$316,703
Helix Energy Solutions Group, Inc. (a)	450,089	2,606,015
Matrix Service Co. (a)	88,121	1,207,258
McDermott International, Inc. (a)	923,576	5,624,578
Newpark Resources, Inc. (a)	282,885	2,291,368
Noble Corp. PLC (a) (b)	803,539	2,981,130
Oil States International, Inc. (a)	194,872	5,105,646
Pioneer Energy Services Corp. (a)	256,018	691,249
SEACOR Holdings, Inc. (a)	55,251	2,823,326
TETRA Technologies, Inc. (a)	382,139	1,433,021
Unit Corp. (a)	171,869	3,396,131
US Silica Holdings, Inc. (b)	261,852	6,682,463

		42,772,182

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.2%
Armada Hoffler Properties, Inc. REIT	63,598	870,657
CareTrust REIT, Inc.	102,450	1,372,830
Chatham Lodging Trust REIT	150,626	2,884,488
Community Healthcare Trust, Inc. REIT (b)	29,568	761,080
Getty Realty Corp. REIT	49,812	1,256,259
Global Net Lease, Inc. REIT (b)	104,347	1,761,377
Government Properties Income Trust REIT (b)	321,751	4,395,119
Urstadt Biddle Properties, Inc. Class A REIT	58,728	1,133,450
Whitestone REIT (b)	71,093	738,656

		15,173,916

FOOD & STAPLES RETAILING — 0.5%
Andersons, Inc.	85,845	2,841,469
SpartanNash Co.	116,252	2,000,697
SUPERVALU, Inc. (a) (b)	126,300	1,923,549

		6,765,715

FOOD PRODUCTS — 1.3%
B&G Foods, Inc. (b)	81,010	1,919,937
Cal-Maine Foods, Inc. (a)	56,203	2,456,071
Darling Ingredients, Inc. (a)	261,985	4,532,341
Dean Foods Co.	294,711	2,540,409
J&J Snack Foods Corp.	18,163	2,480,339
John B Sanfilippo & Son, Inc.	28,704	1,661,101
Seneca Foods Corp. Class A (a)	22,272	616,934

		16,207,132

GAS UTILITIES — 1.5%
Northwest Natural Gas Co.	52,940	3,051,991
South Jersey Industries, Inc. (b)	144,545	4,070,387
Spire, Inc.	157,454	11,383,924

		18,506,302

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abaxis, Inc.	31,348	2,213,796
Analogic Corp.	25,523	2,447,656
AngioDynamics, Inc. (a)	120,934	2,086,112
Anika Therapeutics, Inc. (a)	20,763	1,032,336

Security Description	Shares	Value

CONMED Corp.	42,604	$2,698,111
CryoLife, Inc. (a)	59,400	1,190,970
Haemonetics Corp. (a)	64,400	4,711,504
Integra LifeSciences Holdings Corp. (a) (b)	78,349	4,335,834
Invacare Corp. (b)	108,133	1,881,514
Meridian Bioscience, Inc.	81,991	1,164,272
Natus Medical, Inc. (a)	49,268	1,657,868
Tactile Systems Technology, Inc. (a) (b)	20,509	652,186
Varex Imaging Corp. (a)	56,884	2,035,310

		28,107,469

HEALTH CARE PROVIDERS & SERVICES — 2.2%
Aceto Corp.	99,173	753,715
Community Health Systems, Inc. (a) (b)	377,868	1,496,357
Cross Country Healthcare, Inc. (a)	120,105	1,334,367
Diplomat Pharmacy, Inc. (a)	156,815	3,159,822
Ensign Group, Inc.	71,244	1,873,717
Kindred Healthcare, Inc.	286,845	2,624,632
Magellan Health, Inc. (a)	79,202	8,482,534
Owens & Minor, Inc.	199,277	3,098,757
Quorum Health Corp. (a)	93,482	764,683
Select Medical Holdings Corp. (a)	151,570	2,614,582
US Physical Therapy, Inc.	14,489	1,177,956

		27,381,122

HEALTH CARE TECHNOLOGY — 0.3%
Computer Programs & Systems, Inc. (b)	20,194	589,665
HealthStream, Inc.	42,876	1,064,611
HMS Holdings Corp. (a)	158,120	2,662,741

		4,317,017

HOTELS, RESTAURANTS & LEISURE — 1.4%
Belmond, Ltd. Class A (a)	271,984	3,032,622
Biglari Holdings, Inc. (a)	3,346	1,366,540
BJ’s Restaurants, Inc.	26,028	1,168,657
Chuy’s Holdings, Inc. (a)	55,674	1,458,659
Dine Brands Global, Inc. (b)	30,196	1,980,254
El Pollo Loco Holdings, Inc. (a)	71,297	677,321
Fiesta Restaurant Group, Inc. (a) (b)	89,156	1,649,386
Marcus Corp.	63,351	1,922,703
Red Robin Gourmet Burgers, Inc. (a)	42,561	2,468,538
Sonic Corp. (b)	57,963	1,462,406

		17,187,086

HOUSEHOLD DURABLES — 1.2%
Ethan Allen Interiors, Inc.	83,250	1,910,587
La-Z-Boy, Inc.	74,485	2,230,826
M/I Homes, Inc. (a)	90,634	2,886,693
MDC Holdings, Inc.	70,959	1,981,175
Meritage Homes Corp. (a)	58,647	2,653,777
Universal Electronics, Inc. (a)	47,142	2,453,741

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

William Lyon Homes Class A (a)	42,432	$1,166,456

		15,283,255

HOUSEHOLD PRODUCTS — 0.2%
WD-40 Co. (b)	19,424	2,558,141

INSURANCE — 4.6%
American Equity Investment Life Holding Co.	293,504	8,617,277
AMERISAFE, Inc.	39,306	2,171,657
eHealth, Inc. (a)	25,366	362,988
Employers Holdings, Inc.	57,647	2,331,821
HCI Group, Inc.	26,126	996,968
Horace Mann Educators Corp.	132,490	5,663,948
Infinity Property & Casualty Corp.	35,645	4,220,368
James River Group Holdings, Ltd.	38,850	1,378,010
Maiden Holdings, Ltd.	218,263	1,418,710
Navigators Group, Inc.	72,798	4,196,805
ProAssurance Corp.	91,834	4,458,541
RLI Corp.	72,042	4,566,742
Safety Insurance Group, Inc.	49,339	3,791,702
Selective Insurance Group, Inc.	69,226	4,202,018
Stewart Information Services Corp.	76,896	3,378,810
United Fire Group, Inc.	68,912	3,298,128
United Insurance Holdings Corp.	67,603	1,293,921
Universal Insurance Holdings, Inc.	36,916	1,177,620

		57,526,034

INTERNET & CATALOG RETAIL — 0.3%
FTD Cos., Inc. (a)	55,328	201,394
Shutterfly, Inc. (a)	41,043	3,334,744

		3,536,138

INTERNET SOFTWARE & SERVICES — 0.7%
Alarm.com Holdings, Inc. (a) (b)	37,793	1,426,308
Blucora, Inc. (a)	153,296	3,771,082
DHI Group, Inc. (a)	140,619	224,990
Liquidity Services, Inc. (a)	84,060	546,390
LivePerson, Inc. (a)	91,983	1,503,922
NIC, Inc.	117,900	1,568,070

		9,040,762

IT SERVICES — 3.0%
CACI International, Inc. Class A (a)	80,218	12,140,994
Cardtronics PLC Class A (a)	148,847	3,320,777
CSG Systems International, Inc.	57,721	2,614,184
EVERTEC, Inc.	119,372	1,951,732
ManTech International Corp. Class A	84,758	4,701,526
Perficient, Inc. (a)	113,393	2,598,967
Sykes Enterprises, Inc. (a)	129,937	3,760,377
Travelport Worldwide, Ltd.	407,220	6,653,975

		37,742,532

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Callaway Golf Co.	102,729	1,680,646
Nautilus, Inc. (a)	54,576	734,047
Sturm Ruger & Co., Inc. (b)	33,273	1,746,833

Security Description	Shares	Value

Vista Outdoor, Inc. (a)	186,619	$3,045,622

		7,207,148

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Cambrex Corp. (a)	39,572	2,069,616
Luminex Corp.	62,107	1,308,594

		3,378,210

MACHINERY — 5.2%
Actuant Corp. Class A	122,138	2,839,709
Astec Industries, Inc.	62,085	3,425,850
Briggs & Stratton Corp.	138,947	2,974,855
Chart Industries, Inc. (a)	100,445	5,929,268
CIRCOR International, Inc.	53,500	2,282,310
ESCO Technologies, Inc.	31,437	1,840,636
Federal Signal Corp.	94,810	2,087,716
Franklin Electric Co., Inc.	62,436	2,544,267
Greenbrier Cos., Inc. (b)	93,128	4,679,682
Hillenbrand, Inc.	98,170	4,506,003
Lindsay Corp.	18,071	1,652,412
Lydall, Inc. (a)	32,391	1,562,866
Mueller Industries, Inc.	186,980	4,891,397
SPX Corp. (a)	139,345	4,525,926
SPX FLOW, Inc. (a)	138,155	6,795,845
Standex International Corp.	20,689	1,972,696
Tennant Co.	34,653	2,346,008
Titan International, Inc.	163,261	2,058,721
Wabash National Corp. (b)	89,095	1,854,067
Watts Water Technologies, Inc. Class A	52,131	4,050,579

		64,820,813

MARINE — 0.3%
Matson, Inc.	137,643	3,942,095

MEDIA — 0.9%
EW Scripps Co. Class A	83,775	1,004,462
Gannett Co., Inc.	369,321	3,685,823
New Media Investment Group, Inc.	173,333	2,970,928
Scholastic Corp.	89,325	3,469,383

		11,130,596

METALS & MINING — 1.8%
AK Steel Holding Corp. (a) (b)	1,022,178	4,630,466
Century Aluminum Co. (a)	161,675	2,674,104
Haynes International, Inc.	41,244	1,530,565
Kaiser Aluminum Corp.	54,473	5,496,326
Materion Corp.	65,180	3,327,439
Olympic Steel, Inc.	30,013	615,567
SunCoke Energy, Inc. (a)	211,809	2,279,065
TimkenSteel Corp. (a) (b)	128,607	1,953,540

		22,507,072

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.7%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	359,090	6,456,438
Capstead Mortgage Corp. REIT	302,452	2,616,210
Invesco Mortgage Capital, Inc. REIT (b)	362,560	5,938,733

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

New York Mortgage Trust, Inc. REIT (b)	367,176	$2,177,354
PennyMac Mortgage Investment Trust REIT (b)	197,511	3,561,123

		20,749,858

MULTI-UTILITIES — 0.5%
Avista Corp.	121,648	6,234,460

MULTILINE RETAIL — 0.3%
Fred’s, Inc. Class A (b)	117,870	352,431
JC Penney Co., Inc. (a) (b)	1,009,928	3,049,983

		3,402,414

OIL, GAS & CONSUMABLE FUELS — 2.8%
Carrizo Oil & Gas, Inc. (a) (b)	250,889	4,014,224
Cloud Peak Energy, Inc. (a)	247,160	719,236
CONSOL Energy, Inc. (a)	36,274	1,050,858
Denbury Resources, Inc. (a) (b)	1,308,777	3,586,049
Green Plains, Inc. (b)	127,382	2,140,017
HighPoint Resources Corp. (a)	323,397	1,642,857
Par Pacific Holdings, Inc. (a)	82,956	1,424,354
PDC Energy, Inc. (a)	214,522	10,518,014
REX American Resources Corp. (a)	19,085	1,389,388
Ring Energy, Inc. (a)	118,837	1,705,311
SRC Energy, Inc. (a) (b)	786,320	7,414,997

		35,605,305

PAPER & FOREST PRODUCTS — 1.9%
Boise Cascade Co.	125,156	4,831,022
Clearwater Paper Corp. (a)	54,091	2,114,958
KapStone Paper and Packaging Corp.	285,308	9,788,917
Neenah, Inc.	30,479	2,389,554
PH Glatfelter Co.	143,591	2,947,923
Schweitzer-Mauduit International, Inc.	58,705	2,298,301

		24,370,675

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc. (a)	1,428,507	4,056,960

PHARMACEUTICALS — 0.6%
Amphastar Pharmaceuticals, Inc. (a)	58,251	1,092,206
Depomed, Inc. (a)	114,331	753,441
Impax Laboratories, Inc. (a)	104,962	2,041,511
Lannett Co., Inc. (a) (b)	36,682	588,746
Medicines Co. (a) (b)	108,675	3,579,755

		8,055,659

PROFESSIONAL SERVICES — 1.5%
Forrester Research, Inc.	12,665	524,964
FTI Consulting, Inc. (a)	121,679	5,890,480
Heidrick & Struggles International, Inc.	61,890	1,934,063
Kelly Services, Inc. Class A	99,148	2,879,258
Navigant Consulting, Inc. (a)	145,831	2,805,788
Resources Connection, Inc.	93,354	1,512,335

Security Description	Shares	Value

TrueBlue, Inc. (a)	133,188	$3,449,569

		18,996,457

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.3%
Acadia Realty Trust REIT	272,238	6,697,055
Agree Realty Corp. REIT	48,163	2,313,751
American Assets Trust, Inc. REIT	75,141	2,510,461
ARMOUR Residential REIT, Inc. (b)	135,551	3,155,627
CBL & Associates Properties, Inc. REIT (b)	563,593	2,350,183
Cedar Realty Trust, Inc. REIT	250,304	986,198
Chesapeake Lodging Trust REIT	111,546	3,102,094
DiamondRock Hospitality Co. REIT	652,092	6,807,840
Franklin Street Properties Corp. REIT	349,207	2,936,831
Hersha Hospitality Trust REIT (b)	120,742	2,161,282
Independence Realty Trust, Inc. REIT	275,113	2,525,537
Kite Realty Group Trust REIT	271,125	4,129,234
LTC Properties, Inc. REIT	61,229	2,326,702
Pennsylvania Real Estate Investment Trust	230,303	2,222,424
PS Business Parks, Inc. REIT	27,226	3,077,627
Ramco-Gershenson Properties Trust REIT	94,084	1,162,878
Retail Opportunity Investments Corp. REIT	180,748	3,193,817
Saul Centers, Inc. REIT	18,671	951,661
Summit Hotel Properties, Inc. REIT	120,107	1,634,656

		54,245,858

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
RE/MAX Holdings, Inc. Class A	57,595	3,481,618

ROAD & RAIL — 0.6%
ArcBest Corp.	84,416	2,705,533
Heartland Express, Inc.	100,453	1,807,149
Marten Transport, Ltd.	53,472	1,219,162
Roadrunner Transportation Systems, Inc. (a)	103,541	262,994
Saia, Inc. (a)	26,065	1,958,785

		7,953,623

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Diodes, Inc. (a)	124,330	3,787,092
DSP Group, Inc. (a)	73,528	867,630
Kopin Corp. (a) (b)	72,395	225,872
Nanometrics, Inc. (a)	22,402	602,614
PDF Solutions, Inc. (a) (b)	56,070	653,776
Photronics, Inc. (a)	227,039	1,873,072
Power Integrations, Inc.	36,179	2,472,835
Semtech Corp. (a)	80,643	3,149,109
SolarEdge Technologies, Inc. (a)	50,617	2,662,454
Ultra Clean Holdings, Inc. (a)	34,138	657,157

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Veeco Instruments, Inc. (a)	159,066	$2,704,122
Xperi Corp.	100,727	2,130,376

		21,786,109

SOFTWARE — 1.1%
8x8, Inc. (a)	139,347	2,598,822
Agilysys, Inc. (a)	25,734	306,749
MicroStrategy, Inc. Class A (a)	15,774	2,034,688
Monotype Imaging Holdings, Inc.	52,216	1,172,249
Synchronoss Technologies, Inc. (a)	143,974	1,518,926
TiVo Corp.	399,101	5,407,818
VASCO Data Security International, Inc. (a)	99,203	1,284,679

		14,323,931

SPECIALTY RETAIL — 5.6%
Abercrombie & Fitch Co. Class A	220,789	5,345,302
Asbury Automotive Group, Inc. (a)	60,159	4,060,733
Ascena Retail Group, Inc. (a)	561,661	1,128,939
Barnes & Noble Education, Inc. (a)	122,441	843,619
Barnes & Noble, Inc.	186,722	924,274
Big 5 Sporting Goods Corp. (b)	66,357	481,088
Buckle, Inc. (b)	93,361	2,067,946
Caleres, Inc.	139,434	4,684,982
Cato Corp. Class A	76,683	1,130,308
Chico’s FAS, Inc.	414,249	3,744,811
Children’s Place, Inc.	17,775	2,404,069
DSW, Inc. Class A	234,623	5,269,633
Express, Inc. (a)	259,531	1,858,242
Finish Line, Inc. Class A (b)	132,371	1,792,303
Francesca’s Holdings Corp. (a)	120,932	580,474
Genesco, Inc. (a)	65,600	2,663,360
Group 1 Automotive, Inc.	63,768	4,166,601
Guess?, Inc. (b)	191,687	3,975,588
Haverty Furniture Cos., Inc.	63,969	1,288,975
Hibbett Sports, Inc. (a) (b)	62,803	1,504,132
Kirkland’s, Inc. (a)	52,712	510,779
Lithia Motors, Inc. Class A	38,160	3,835,843
Lumber Liquidators Holdings, Inc. (a) (b)	39,383	942,041
MarineMax, Inc. (a)	72,533	1,410,767
Monro, Inc. (b)	106,534	5,710,222
Rent-A-Center, Inc. (b)	175,589	1,515,333
Shoe Carnival, Inc.	37,526	893,119
Sonic Automotive, Inc. Class A (b)	77,037	1,459,851
Tailored Brands, Inc.	79,347	1,988,436
Tile Shop Holdings, Inc.	113,400	680,400
Vitamin Shoppe, Inc. (a) (b)	78,943	343,402
Zumiez, Inc. (a)	59,807	1,429,387

		70,634,959

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Cray, Inc. (a)	133,145	2,756,101
Electronics For Imaging, Inc. (a)	148,217	4,050,771
Super Micro Computer, Inc. (a) (b)	125,082	2,126,394

		8,933,266

Security Description	Shares	Value

TEXTILES,APPAREL & LUXURY GOODS — 2.4%
Crocs, Inc. (a)	77,998	$1,267,468
Fossil Group, Inc. (a)	142,236	1,806,397
G-III Apparel Group, Ltd. (a)	135,455	5,103,944
Movado Group, Inc.	50,970	1,957,248
Oxford Industries, Inc.	54,635	4,073,586
Perry Ellis International, Inc. (a)	41,369	1,067,320
Steven Madden, Ltd.	73,646	3,233,059
Unifi, Inc. (a)	55,929	2,027,426
Vera Bradley, Inc. (a)	62,805	666,361
Wolverine World Wide, Inc.	312,405	9,028,505

		30,231,314

THRIFTS & MORTGAGE FINANCE — 1.5%
Dime Community Bancshares, Inc.	58,643	1,079,031
HomeStreet, Inc. (a)	88,588	2,538,046
Northfield Bancorp, Inc.	59,676	931,542
Northwest Bancshares, Inc.	333,421	5,521,452
Oritani Financial Corp.	129,520	1,988,132
Provident Financial Services, Inc.	199,199	5,097,503
TrustCo.Bank Corp. NY	171,413	1,448,440

		18,604,146

TOBACCO — 0.3%
Universal Corp.	81,206	3,938,491

TRADING COMPANIES & DISTRIBUTORS —1.5%
Applied Industrial Technologies, Inc.	125,853	9,174,684
DXP Enterprises, Inc. (a)	52,120	2,030,074
Kaman Corp.	90,263	5,607,137
Veritiv Corp. (a)	36,668	1,437,386

		18,249,281

WATER UTILITIES — 0.4%
American States Water Co.	44,754	2,374,647
California Water Service Group	56,884	2,118,929

		4,493,576

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	65,804	983,770

TOTAL COMMON STOCKS (Cost $1,223,954,463)		1,249,197,272

SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e)	2,611,289	2,611,289

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	40,680,151	$40,680,151

TOTAL SHORT-TERM INVESTMENTS (Cost $43,291,440)		43,291,440

TOTAL INVESTMENTS — 103.1% (Cost $1,267,245,903)		1,292,488,712

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(39,001,419)

NET ASSETS — 100.0%		$1,253,487,293

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$18,918,219	$—	$—	$18,918,219
Air Freight & Logistics	12,011,824	—	—	12,011,824
Airlines	18,508,287	—	—	18,508,287
Auto Components	21,628,312	—	—	21,628,312
Banks	121,816,793	—	—	121,816,793
Biotechnology	9,237,096	—	—	9,237,096
Building Products	13,696,962	—	—	13,696,962
Capital Markets	23,659,393	—	—	23,659,393
Chemicals	36,178,789	—	—	36,178,789
Commercial Services & Supplies	37,147,993	—	—	37,147,993
Communications Equipment	28,757,350	—	—	28,757,350
Construction & Engineering	4,735,688	—	—	4,735,688
Consumer Finance	13,736,892	—	—	13,736,892
Containers & Packaging	549,096	—	—	549,096
Distributors	3,177,775	—	—	3,177,775
Diversified Consumer Services	8,145,808	—	—	8,145,808
Diversified Telecommunication Services	11,351,222	—	—	11,351,222
Electric Utilities	3,174,291	—	—	3,174,291
Electrical Equipment	13,194,502	—	—	13,194,502
Electronic Equipment, Instruments & Components	55,148,513	—	—	55,148,513
Energy Equipment & Services	42,772,182	—	—	42,772,182
Equity Real Estate Investment Trusts (REITS)	15,173,916	—	—	15,173,916
Food & Staples Retailing	6,765,715	—	—	6,765,715
Food Products	16,207,132	—	—	16,207,132
Gas Utilities	18,506,302	—	—	18,506,302
Health Care Equipment & Supplies	28,107,469	—	—	28,107,469
Health Care Providers & Services	27,381,122	—	—	27,381,122
Health Care Technology	4,317,017	—	—	4,317,017
Hotels, Restaurants & Leisure	17,187,086	—	—	17,187,086
Household Durables	15,283,255	—	—	15,283,255
Household Products	2,558,141	—	—	2,558,141
Insurance	57,526,034	—	—	57,526,034
Internet & Catalog Retail	3,536,138	—	—	3,536,138
Internet Software & Services	9,040,762	—	—	9,040,762
IT Services	37,742,532	—	—	37,742,532

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

Leisure Equipment & Products	$7,207,148	$—	$—	$7,207,148
Life Sciences Tools & Services	3,378,210	—	—	3,378,210
Machinery	64,820,813	—	—	64,820,813
Marine	3,942,095	—	—	3,942,095
Media	11,130,596	—	—	11,130,596
Metals & Mining	22,507,072	—	—	22,507,072
Mortgage Real Estate Investment Trust (REITs)	20,749,858	—	—	20,749,858
Multi-Utilities	6,234,460	—	—	6,234,460
Multiline Retail	3,402,414	—	—	3,402,414
Oil, Gas & Consumable Fuels	35,605,305	—	—	35,605,305
Paper & Forest Products	24,370,675	—	—	24,370,675
Personal Products	4,056,960	—	—	4,056,960
Pharmaceuticals	8,055,659	—	—	8,055,659
Professional Services	18,996,457	—	—	18,996,457
Real Estate Investment Trusts (REITs)	54,245,858	—	—	54,245,858
Real Estate Management & Development	3,481,618	—	—	3,481,618
Road & Rail	7,953,623	—	—	7,953,623
Semiconductors & Semiconductor Equipment	21,786,109	—	—	21,786,109
Software	14,323,931	—	—	14,323,931
Specialty Retail	70,634,959	—	—	70,634,959
Technology Hardware, Storage & Peripherals	8,933,266	—	—	8,933,266
Textiles, Apparel & Luxury Goods	30,231,314	—	—	30,231,314
Thrifts & Mortgage Finance	18,604,146	—	—	18,604,146
Tobacco	3,938,491	—	—	3,938,491
Trading Companies & Distributors	18,249,281	—	—	18,249,281
Water Utilities	4,493,576	—	—	4,493,576
Wireless Telecommunication Services	983,770	—	—	983,770
Short-Term Investments	43,291,440	—	—	43,291,440

TOTAL INVESTMENTS	$1,292,488,712	$—	$—	$1,292,488,712

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	510,848	$510,848	$96,540,342	$94,439,901	$—	$—	2,611,289	$2,611,289	$29,167	$—

State Street Navigator Securities Lending Government Money Market Portfolio	23,161,212	23,161,212	169,902,138	152,383,199	—	—	40,680,151	40,680,151	964,751	—

Total		$23,672,060	$266,442,480	$246,823,100	$—	$—		$43,291,440	$993,918	$—

See accompanying notes to schedule of investments.

SPDR S&P AEROSPACE & DEFENSE ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp.	561,777	$24,779,984
Aerojet Rocketdyne Holdings, Inc. (a)	1,574,618	44,042,065
Aerovironment, Inc. (a)	847,314	38,561,260
Arconic, Inc.	1,757,157	40,484,897
Astronics Corp. (a)	327,531	12,216,906
Axon Enterprise, Inc. (a) (b)	922,598	36,267,327
Boeing Co.	124,836	40,931,228
BWX Technologies, Inc.	674,635	42,859,562
Cubic Corp.	325,781	20,719,672
Curtiss-Wright Corp.	316,452	42,743,172
Engility Holdings, Inc. (a)	344,868	8,414,779
Esterline Technologies Corp. (a)	585,093	42,799,553
General Dynamics Corp.	192,531	42,530,098
Harris Corp.	280,657	45,264,361
HEICO Corp. (b)	505,209	43,857,193
Hexcel Corp.	640,771	41,387,399
Huntington Ingalls Industries, Inc.	167,626	43,207,278
KLX, Inc. (a)	605,313	43,013,542
Kratos Defense & Security Solutions, Inc. (a) (b)	3,886,101	39,987,979
L3 Technologies, Inc.	210,408	43,764,864
Lockheed Martin Corp.	130,023	43,938,672
Mercury Systems, Inc. (a)	755,394	36,500,638
Moog, Inc. Class A (a)	329,494	27,153,601
National Presto Industries, Inc. (b) .	128,919	12,086,156
Northrop Grumman Corp.	126,555	44,182,882
Orbital ATK, Inc.	334,489	44,356,586
Raytheon Co.	206,031	44,465,610
Rockwell Collins, Inc.	321,118	43,302,762
Spirit AeroSystems Holdings, Inc. Class A	486,364	40,708,667
Teledyne Technologies, Inc. (a)	227,866	42,649,679
Textron, Inc.	732,863	43,216,931

Security Description	Shares	Value

TransDigm Group, Inc.	151,600	$46,532,104
Triumph Group, Inc. (b)	1,331,424	33,551,885
United Technologies Corp.	330,132	41,537,208
Wesco Aircraft Holdings, Inc. (a)	1,060,314	10,868,219

TOTAL COMMON STOCKS (Cost $1,093,360,142)		1,292,884,719

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	1,354,271	1,354,271
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	6,409,552	6,409,552

TOTAL SHORT-TERM INVESTMENTS (Cost $7,763,823)		7,763,823

TOTAL INVESTMENTS — 100.5% (Cost $1,101,123,965)		1,300,648,542

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(6,660,605)

NET ASSETS — 100.0%		$1,293,987,937

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$1,292,884,719	$—	$—	$1,292,884,719
Short-Term Investments	7,763,823	—	—	7,763,823

TOTAL INVESTMENTS	$1,300,648,542	$—	$—	$1,300,648,542

See accompanying notes to schedule of investments.

SPDR S&P AEROSPACE & DEFENSE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	693,298	$693,298	$25,931,674	$25,270,701	$—	$—	1,354,271	$1,354,271	$8,814	$—

State Street Navigator Securities Lending Government Money Market Portfolio	6,711,712	6,711,712	73,400,245	73,702,405	—	—	6,409,552	6,409,552	45,029	—

Total		$7,405,010	$99,331,919	$98,973,106	$—	$—		$7,763,823	$53,843	$—

See accompanying notes to schedule of investments.

SPDR S&P BANK ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 3.3%
Bank of New York Mellon Corp.	1,293,512	$66,654,673
Northern Trust Corp.	668,781	68,971,385

		135,626,058

DIVERSIFIED BANKS — 8.1%
Bank of America Corp.	2,262,502	67,852,435
Citigroup, Inc.	972,682	65,656,035
JPMorgan Chase & Co.	627,199	68,973,074
US Bancorp	1,339,149	67,627,024
Wells Fargo & Co.	1,271,339	66,630,877

		336,739,445

OTHER DIVERSIFIED FINANCIAL SERVICES — 1.7%
Voya Financial, Inc.	1,398,398	70,619,099

REGIONAL BANKS — 77.6%
Associated Banc-Corp.	2,131,424	52,965,886
BancorpSouth Bank	1,356,613	43,140,293
Bank of Hawaii Corp.	478,794	39,787,781
Bank of the Ozarks, Inc. (a)	1,395,731	67,371,935
BankUnited, Inc.	1,715,266	68,576,335
BB&T Corp.	1,321,284	68,759,619
BOK Financial Corp.	249,677	24,715,526
Cathay General Bancorp	637,776	25,498,285
Chemical Financial Corp.	634,584	34,699,053
CIT Group, Inc.	1,338,015	68,907,773
Citizens Financial Group, Inc.	1,600,348	67,182,609
Columbia Banking System, Inc.	530,237	22,243,442
Comerica, Inc.	724,279	69,480,085
Commerce Bancshares, Inc.	923,393	55,320,475
Community Bank System, Inc.	432,689	23,174,823
Cullen/Frost Bankers, Inc.	672,969	71,381,822
CVB Financial Corp.	675,723	15,298,369
East West Bancorp, Inc.	1,086,539	67,952,149
FCB Financial Holdings, Inc. Class A (b)	372,170	19,017,887
Fifth Third Bancorp	2,164,015	68,707,476
First Horizon National Corp.	3,634,184	68,431,685
First Midwest Bancorp, Inc.	1,175,526	28,906,184
First Republic Bank	749,390	69,401,008
FNB Corp.	4,744,105	63,808,212
Fulton Financial Corp.	1,786,472	31,709,878
Glacier Bancorp, Inc. (a)	686,650	26,353,627
Great Western Bancorp, Inc.	465,573	18,748,625
Hancock Holding Co.	1,073,559	55,503,000
Home BancShares, Inc.	1,878,420	42,846,760
Hope Bancorp, Inc.	891,849	16,222,733
Huntington Bancshares, Inc.	4,486,569	67,747,192
IBERIABANK Corp.	790,346	61,646,988
Investors Bancorp, Inc.	4,375,723	59,684,862
KeyCorp	3,342,163	65,339,287
M&T Bank Corp.	376,150	69,347,014
MB Financial, Inc.	769,838	31,163,042

Security Description	Shares	Value

Old National Bancorp	1,522,570	$25,731,433
PacWest Bancorp	1,367,899	67,752,037
People’s United Financial, Inc.	3,673,863	68,554,284
Pinnacle Financial Partners, Inc.	854,617	54,866,411
PNC Financial Services Group, Inc.	455,680	68,917,043
Popular, Inc.	1,608,967	66,965,207
Prosperity Bancshares, Inc.	832,372	60,455,178
Regions Financial Corp.	3,681,175	68,396,232
Signature Bank (b)	470,019	66,719,197
Simmons First National Corp. Class A	945,471	26,898,650
Sterling Bancorp	2,914,531	65,722,674
SunTrust Banks, Inc.	1,016,182	69,141,023
SVB Financial Group (b)	273,466	65,634,575
Synovus Financial Corp.	1,403,136	70,072,612
TCF Financial Corp.	2,413,587	55,053,919
Texas Capital Bancshares, Inc. (b)	784,245	70,503,626
Trustmark Corp.	545,962	17,012,176
UMB Financial Corp.	429,945	31,123,719
Umpqua Holdings Corp.	3,098,226	66,333,019
United Bankshares, Inc. (a)	1,301,480	45,877,170
United Community Banks, Inc.	832,814	26,358,563
Valley National Bancorp	4,279,619	53,324,053
Webster Financial Corp.	1,121,471	62,129,493
Western Alliance Bancorp (b)	1,188,302	69,052,229
Wintrust Financial Corp.	647,925	55,753,946
Zions Bancorp	1,297,832	68,434,681

		3,217,824,870

THRIFTS & MORTGAGE FINANCE — 9.1%
BofI Holding, Inc. (b)	1,034,841	41,942,106
Essent Group, Ltd. (b)	1,334,920	56,814,195
LendingTree, Inc. (a) (b)	211,165	69,293,795
MGIC Investment Corp. (b)	5,022,380	65,290,940
New York Community Bancorp, Inc.	5,112,480	66,615,614
Radian Group, Inc.	2,645,137	50,363,409
Washington Federal, Inc.	838,450	29,010,370

		379,330,429

TOTAL COMMON STOCKS (Cost $3,824,865,064)		4,140,139,901

SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	2,788,726	2,788,726

See accompanying notes to schedule of investments.

SPDR S&P BANK ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	50,171,671	50,171,671

TOTAL SHORT-TERM INVESTMENTS (Cost $52,960,397)		52,960,397

TOTAL INVESTMENTS — 101.1% (Cost $3,877,825,461)		4,193,100,298

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(44,245,931)

NET ASSETS — 100.0%		$4,148,854,367

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

ASSETS:

INVESTMENTS:

Common Stocks
Asset Management & Custody Banks	$135,626,058	$—	$—	$135,626,058
Diversified Banks	336,739,445	—	—	336,739,445
Other Diversified Financial Services	70,619,099	—	—	70,619,099
Regional Banks	3,217,824,870	—	—	3,217,824,870
Thrifts & Mortgage Finance	379,330,429	—	—	379,330,429
Short-Term Investments	52,960,397	—	—	52,960,397

TOTAL INVESTMENTS	$4,193,100,298	$—	$—	$4,193,100,298

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,010,389	$4,010,389	$64,660,107	$65,881,770	$—	$—	2,788,726	$2,788,726	$61,174	$—

State Street Navigator Securities Lending Government Money Market Portfolio	586,781	586,781	328,825,780	279,240,890	—	—	50,171,671	50,171,671	28,049	—

Total		$4,597,170	$393,485,887	$345,122,660	$—	$—		$52,960,397	$89,223	$—

See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
AbbVie, Inc.	621,222	$58,798,662
Abeona Therapeutics, Inc. (a) (b)	1,948,355	27,958,894
ACADIA Pharmaceuticals, Inc. (a) (b)	2,925,835	65,743,512
Acceleron Pharma, Inc. (a)	737,817	28,848,645
Achaogen, Inc. (a) (b)	2,513,523	32,550,123
Achillion Pharmaceuticals, Inc. (a)	3,519,117	13,055,924
Acorda Therapeutics, Inc. (a)	1,402,715	33,174,210
Adamas Pharmaceuticals, Inc. (a) (b)	2,514,200	60,089,380
Agenus, Inc. (a) (b)	1,751,589	8,249,984
Agios Pharmaceuticals, Inc. (a) (b)	882,772	72,193,094
Aimmune Therapeutics, Inc. (a) (b)	1,202,350	38,270,801
Akebia Therapeutics, Inc. (a)	727,488	6,932,961
Alder Biopharmaceuticals, Inc. (a) (b)	3,088,410	39,222,807
Alexion Pharmaceuticals, Inc. (a)	589,668	65,724,395
Alkermes PLC (a) (b)	1,267,147	73,443,840
Alnylam Pharmaceuticals, Inc. (a)	557,204	66,362,996
AMAG Pharmaceuticals, Inc. (a) (c)	1,581,860	31,874,479
Amgen, Inc.	387,804	66,112,826
Amicus Therapeutics, Inc. (a) (b)	4,970,341	74,753,929
AnaptysBio, Inc. (a) (b)	635,772	66,171,150
Arena Pharmaceuticals, Inc. (a) (b)	1,219,492	48,169,934
Array BioPharma, Inc. (a) (b)	4,116,756	67,185,458
Arrowhead Pharmaceuticals, Inc. (a) (b)	2,433,209	17,543,437
Atara Biotherapeutics, Inc. (a) (b)	1,403,058	54,719,262
Athenex, Inc. (a) (b)	623,343	10,603,064
Audentes Therapeutics, Inc. (a)	656,004	19,712,920
Avexis, Inc. (a)	541,161	66,876,676
BioCryst Pharmaceuticals, Inc. (a) (b)	2,761,025	13,170,089
Biogen, Inc. (a)	259,718	71,115,983
BioMarin Pharmaceutical, Inc. (a)	884,275	71,688,174
Bluebird Bio, Inc. (a) (b)	319,430	54,542,673
Blueprint Medicines Corp. (a)	714,681	65,536,248
Cara Therapeutics, Inc. (a) (b) (c)	2,130,656	26,377,521
Celgene Corp. (a)	800,665	71,427,325
Clovis Oncology, Inc. (a)	1,196,156	63,157,037
Coherus Biosciences, Inc. (a) (b).	1,183,042	13,072,614
Cytokinetics, Inc. (a)	1,079,045	7,769,124
CytomX Therapeutics, Inc. (a)	613,738	17,460,846
Dynavax Technologies Corp. (a) (b) (c)	3,292,635	65,358,805

Security Description	Shares	Value

Eagle Pharmaceuticals, Inc. (a) (b)	603,455	$31,796,044
Editas Medicine, Inc. (a) (b)	1,685,765	55,883,110
Emergent BioSolutions, Inc. (a)	790,669	41,628,723
Enanta Pharmaceuticals, Inc. (a)	369,597	29,904,093
Epizyme, Inc. (a) (b)	887,050	15,745,138
Esperion Therapeutics, Inc. (a) (b) (c)	984,761	71,227,763
Exact Sciences Corp. (a) (b)	1,421,117	57,313,649
Exelixis, Inc. (a)	3,021,227	66,920,178
FibroGen, Inc. (a)	1,340,078	61,911,604
Five Prime Therapeutics, Inc. (a) .	1,398,203	24,021,128
Flexion Therapeutics, Inc. (a) (b) (c)	1,742,389	39,046,937
Foundation Medicine, Inc. (a)	527,249	41,520,859
Genomic Health, Inc. (a)	445,384	13,936,065
Geron Corp. (a) (b)	3,198,418	13,593,277
Gilead Sciences, Inc.	918,090	69,214,805
Global Blood Therapeutics, Inc. (a) (b)	1,300,188	62,799,080
GlycoMimetics, Inc. (a) (b)	1,654,846	26,858,151
Halozyme Therapeutics, Inc. (a) (b)	2,657,060	52,051,805
Heron Therapeutics, Inc. (a)	2,132,510	58,857,276
ImmunoGen, Inc. (a) (b)	5,215,108	54,862,936
Immunomedics, Inc. (a) (b)	4,295,252	62,753,632
Incyte Corp. (a)	786,404	65,531,045
Inovio Pharmaceuticals, Inc. (a) (b)	3,008,842	14,171,646
Insmed, Inc. (a) (b)	1,968,615	44,333,210
Intellia Therapeutics, Inc. (a) (b)	1,267,800	26,737,902
Intercept Pharmaceuticals, Inc. (a) (b)	1,156,727	71,161,845
Intrexon Corp. (a) (b)	2,959,677	45,371,848
Ionis Pharmaceuticals, Inc. (a) (b)	1,398,771	61,657,826
Iovance Biotherapeutics, Inc. (a)	871,321	14,725,325
Ironwood Pharmaceuticals, Inc. (a) (b)	3,404,204	52,526,868
Karyopharm Therapeutics, Inc. (a)	371,443	4,984,765
Keryx Biopharmaceuticals, Inc. (a) (b)	3,395,675	13,888,311
Kura Oncology, Inc. (a)	461,343	8,650,181
La Jolla Pharmaceutical Co. (a) (b)	1,132,504	33,725,969
Lexicon Pharmaceuticals, Inc. (a) (b)	1,773,345	15,197,567
Ligand Pharmaceuticals, Inc. (a) (b)	422,072	69,709,412
Loxo Oncology, Inc. (a)	574,566	66,287,679
MacroGenics, Inc. (a) (b)	390,490	9,824,728
Madrigal Pharmaceuticals, Inc. (a) (b)	379,123	44,277,775
MiMedx Group, Inc. (a) (b)	8,491,254	59,184,040
Mirati Therapeutics, Inc. (a)	665,307	20,424,925
Momenta Pharmaceuticals, Inc. (a)	1,635,334	29,681,312
Myriad Genetics, Inc. (a) (b)	1,829,089	54,049,580

See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Neurocrine Biosciences, Inc. (a) (b)	803,903	$66,667,676
Novavax, Inc. (a) (b)	19,381,053	40,700,211
OPKO Health, Inc. (a) (b)	13,421,512	42,546,193
PDL BioPharma, Inc. (a)	3,099,469	9,112,439
Portola Pharmaceuticals, Inc. (a)	1,933,558	63,150,004
Progenics Pharmaceuticals, Inc. (a) (b)	2,001,045	14,927,796
Prothena Corp. PLC (a) (b)	1,007,094	36,970,421
PTC Therapeutics, Inc. (a)	1,423,464	38,518,936
Puma Biotechnology, Inc. (a)	920,197	62,619,406
Radius Health, Inc. (a) (b)	2,100,704	75,499,302
Regeneron Pharmaceuticals, Inc. (a)	217,422	74,871,440
REGENXBIO, Inc. (a)	634,166	18,929,855
Repligen Corp. (a)	666,917	24,129,057
Retrophin, Inc. (a)	510,180	11,407,625
Rigel Pharmaceuticals, Inc. (a)	2,515,476	8,904,785
Sage Therapeutics, Inc. (a) (b)	416,916	67,152,660
Sangamo Therapeutics, Inc. (a)	2,820,046	53,580,874
Sarepta Therapeutics, Inc. (a) (b)	996,765	73,850,319
Seattle Genetics, Inc. (a) (b)	1,295,880	67,826,359
Sorrento Therapeutics, Inc. (a) (b)	5,091,576	26,221,616
Spark Therapeutics, Inc. (a) (b)	1,203,646	80,150,787
Spectrum Pharmaceuticals, Inc. (a)	2,694,203	43,349,726
Stemline Therapeutics, Inc. (a)	502,423	7,687,072
Synergy Pharmaceuticals, Inc. (a) (b) (c)	15,467,839	28,306,145
TESARO, Inc. (a) (b)	1,090,803	62,328,483
TG Therapeutics, Inc. (a) (b)	2,115,632	30,041,974
Ultragenyx Pharmaceutical, Inc. (a) (b)	1,160,253	59,161,300
United Therapeutics Corp. (a)	642,508	72,192,199
Vanda Pharmaceuticals, Inc. (a)	1,031,591	17,382,308
Vertex Pharmaceuticals, Inc. (a)	421,543	68,703,078
Voyager Therapeutics, Inc. (a) (b)	530,020	9,959,076
Xencor, Inc. (a)	321,833	9,648,553
ZIOPHARM Oncology, Inc. (a) (b)	4,157,154	16,296,044

TOTAL COMMON STOCKS (Cost $5,339,994,001)		4,915,763,533

RIGHTS — 0.1%
BIOTECHNOLOGY — 0.1%
Dyax Corp. (CVR) (a) (d)	859,799	2,106,508

TOTAL RIGHTS (Cost $954,377)		2,106,508

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 15.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (e) (f)	1,262,270	1,262,270
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	772,474,472	772,474,472

TOTAL SHORT-TERM INVESTMENTS (Cost $773,736,742)		773,736,742

TOTAL INVESTMENTS — 115.7% (Cost $6,114,685,120)		5,691,606,783

LIABILITIES IN EXCESS OF OTHER ASSETS — (15.7)%		(771,362,309)

NET ASSETS — 100.0%		$4,920,244,474

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $2,106,508, representing less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2018.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Biotechnology	$4,915,763,533	$—	$—	$4,915,763,533
Rights
Biotechnology	—	2,106,508	—	2,106,508
Short-Term Investments	773,736,742	—	—	773,736,742

TOTAL INVESTMENTS	$5,689,500,275	$2,106,508	$—	$5,691,606,783

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

AMAG Pharmaceuticals, Inc.	1,931,134	$35,532,866	$52,738,589	$63,325,048	$(6,425,918)	$13,353,990	1,581,860	$31,874,479	$—	$—

Cara Therapeutics, Inc.	2,705,340	41,635,183	53,468,813	59,436,333	(9,385,766)	95,624	2,130,656	26,377,521	—	—

Dynavax Technologies Corp.	—	—	125,266,261	56,212,843	(4,662,075)	967,462	3,292,635	65,358,805	—	—

Esperion Therapeutics, Inc.	1,229,752	56,912,923	88,152,166	99,956,923	27,739,471	(1,619,874)	984,761	71,227,763	—	—

Flexion Therapeutics, Inc.	889,466	17,985,003	80,771,746	57,588,120	3,007,774	(5,129,465)	1,742,389	39,046,937	—	—

State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,136,397	4,136,397	262,863,196	265,737,323	—	—	1,262,270	1,262,270	51,578	—

State Street Navigator Securities Lending Government Money Market Portfolio	247,643,061	247,643,061	1,733,902,772	1,209,071,361	—	—	772,474,472	772,474,472	11,588,415	—

Synergy Pharmaceuticals, Inc.	9,064,764	40,338,200	61,814,738	46,463,280	(17,473,340)	(9,910,173)	15,467,839	28,306,145	—	—

Total		$444,183,633	$2,458,978,281	$1,857,791,231	$(7,199,854)	$(2,242,436)		$1,035,928,392	$11,639,993	$—

See accompanying notes to schedule of investments.

SPDR S&P CAPITAL MARKETS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 41.6%
Affiliated Managers Group, Inc.	18,722	$3,549,317
Ameriprise Financial, Inc.	22,779	3,369,925
Artisan Partners Asset Management, Inc. Class A	106,713	3,553,543
Bank of New York Mellon Corp.	64,201	3,308,278
BlackRock, Inc.	6,351	3,440,464
Cohen & Steers, Inc.	78,074	3,174,489
Diamond Hill Investment Group, Inc.	2,709	559,571
Eaton Vance Corp.	63,877	3,556,033
Federated Investors, Inc. Class B (a)	104,748	3,498,583
Financial Engines, Inc.	105,922	3,707,270
Franklin Resources, Inc.	90,825	3,149,811
Hamilton Lane, Inc. Class A	32,056	1,193,445
Invesco, Ltd.	106,483	3,408,521
Janus Henderson Group PLC	101,656	3,363,797
Legg Mason, Inc.	88,957	3,616,102
Northern Trust Corp.	33,235	3,427,525
SEI Investments Co.	47,766	3,578,151
State Street Corp. (b)	33,458	3,336,766
T Rowe Price Group, Inc.	31,270	3,376,222
Virtus Investment Partners, Inc.	17,602	2,179,128
Waddell & Reed Financial, Inc. Class A (a)	178,464	3,606,757
WisdomTree Investments, Inc.	366,891	3,364,390

		69,318,088

FINANCIAL EXCHANGES & DATA — 20.8%
Cboe Global Markets, Inc.	29,498	3,365,722
CME Group, Inc.	21,463	3,471,426
Donnelley Financial Solutions, Inc. (c)	78,415	1,346,386
FactSet Research Systems, Inc. (a)	17,181	3,426,235
Intercontinental Exchange, Inc.	48,492	3,516,640
MarketAxess Holdings, Inc.	16,801	3,653,209
Moody’s Corp.	21,574	3,479,886
Morningstar, Inc.	17,571	1,678,382
MSCI, Inc.	23,968	3,582,497
Nasdaq, Inc.	42,411	3,656,676
S&P Global, Inc.	18,824	3,596,513

		34,773,572

INVESTMENT BANKING & BROKERAGE — 37.3%
BGC Partners, Inc. Class A	256,537	3,450,423
Charles Schwab Corp.	63,725	3,327,720
Cowen, Inc. (a) (c)	110,565	1,459,458
E*TRADE Financial Corp. (c)	64,176	3,555,992
Evercore, Inc. Class A	37,374	3,259,013
Goldman Sachs Group, Inc.	13,577	3,419,503

Security Description	Shares	Value

Greenhill & Co., Inc. (a)	168,679	$3,120,562
Houlihan Lokey, Inc.	70,607	3,149,072
Interactive Brokers Group, Inc. Class A	49,860	3,352,587
INTL. FCStone, Inc. (c)	34,455	1,470,539
Investment Technology Group, Inc..	75,105	1,482,573
Lazard, Ltd. Class A	65,568	3,446,254
LPL Financial Holdings, Inc.	56,146	3,428,836
Moelis & Co. Class A	69,051	3,511,243
Morgan Stanley	62,680	3,382,213
Piper Jaffray Cos	32,787	2,722,960
PJT Partners, Inc. Class A	35,665	1,786,817
Raymond James Financial, Inc.	37,164	3,322,833
Stifel Financial Corp.	54,287	3,215,419
TD Ameritrade Holding Corp.	58,753	3,479,940
Virtu Financial, Inc. Class A (a)	88,031	2,905,023

		62,248,980

TOTAL COMMON STOCKS (Cost $139,405,951)		166,340,640

SHORT-TERM INVESTMENTS —1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e)	160,593	160,593
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	2,791,617	2,791,617

TOTAL SHORT-TERM INVESTMENTS (Cost $2,952,210)		2,952,210

TOTAL INVESTMENTS — 101.5% (Cost $142,358,161)		169,292,850

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(2,452,191)

NET ASSETS — 100.0%		$166,840,659

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P CAPITAL MARKETS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Asset Management & Custody Banks	$69,318,088	$—	$—	$69,318,088
Financial Exchanges & Data	34,773,572	—	—	34,773,572
Investment Banking & Brokerage	62,248,980	—	—	62,248,980
Short-Term Investments	2,952,210	—	—	2,952,210

TOTAL INVESTMENTS	$169,292,850	$—	$—	$169,292,850

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Corp.	24,612	$2,208,435	$1,544,098	$665,823	$102,892	$147,164	33,458	$3,336,766	$37,449	$—

State Street Institutional U.S. Government Money Market Fund, Class G Shares	154,495	154,495	4,670,610	4,664,512	—	—	160,593	160,593	3,112	—

State Street Navigator Securities Lending Government Money Market Portfolio	1,848,473	1,848,473	28,971,598	28,028,454	—	—	2,791,617	2,791,617	8,288	—

Total		$4,211,403	$35,186,306	$33,358,789	$102,892	$147,164		$6,288,976	$48,849	$—

See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.6%
General Dynamics Corp.	512,499	$113,211,029
United Technologies Corp.	1,100,830	138,506,431

		251,717,460

AIR FREIGHT & LOGISTICS — 1.4%
C.H. Robinson Worldwide, Inc.	1,461,316	136,939,923
Expeditors International of Washington, Inc.	1,317,904	83,423,323

		220,363,246

BANKS — 5.8%
Bank of the Ozarks, Inc. (a)	1,996,884	96,389,590
Commerce Bancshares, Inc.	1,860,532	111,464,472
Community Bank System, Inc.	1,952,605	104,581,524
Cullen/Frost Bankers, Inc.	1,602,858	170,015,148
People’s United Financial, Inc. (b)	12,592,589	234,977,711
United Bankshares, Inc. (a) (b)	5,015,983	176,813,401

		894,241,846

BEVERAGES — 2.9%
Brown-Forman Corp. Class B	1,421,588	77,334,387
Coca-Cola Co.	4,589,547	199,324,026
PepsiCo, Inc.	1,508,391	164,640,878

		441,299,291

BIOTECHNOLOGY — 1.2%
AbbVie, Inc.	1,894,054	179,272,211

BUILDING PRODUCTS — 0.4%
AO Smith Corp.	930,899	59,195,867

CAPITAL MARKETS — 3.3%
Eaton Vance Corp.	2,492,737	138,770,669
Franklin Resources, Inc.	3,174,192	110,080,979
S&P Global, Inc.	359,834	68,749,884
SEI Investments Co.	742,078	55,589,063
T Rowe Price Group, Inc.	1,256,153	135,626,839

		508,817,434

CHEMICALS — 5.1%
Air Products & Chemicals, Inc.	922,634	146,726,485
Albemarle Corp.	605,965	56,197,194
Ecolab, Inc.	605,762	83,031,797
HB Fuller Co.	1,431,994	71,213,062
PPG Industries, Inc.	881,597	98,386,225
Praxair, Inc.	861,427	124,303,916
RPM International, Inc.	3,104,211	147,977,739
Sherwin-Williams Co.	131,398	51,523,784

		779,360,202

COMMERCIAL SERVICES & SUPPLIES — 1.9%
ABM Industries, Inc.	3,214,262	107,613,492
Cintas Corp.	428,764	73,138,563
MSA Safety, Inc.	1,382,056	115,042,341

		295,794,396

CONTAINERS & PACKAGING — 2.8%
AptarGroup, Inc.	1,144,624	102,821,574
Bemis Co., Inc.	3,670,733	159,750,300

Security Description	Shares	Value

Sonoco Products Co.	3,508,369	$170,155,897

		432,727,771

DISTRIBUTORS — 1.1%
Genuine Parts Co.	1,813,629	162,936,429

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc.	9,455,834	337,100,482

ELECTRIC UTILITIES — 1.2%
NextEra Energy, Inc.	1,135,110	185,397,516

ELECTRICAL EQUIPMENT — 1.1%
Emerson Electric Co.	2,608,268	178,144,704

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.8%
National Retail Properties, Inc. REIT	6,952,057	272,937,758

FOOD & STAPLES RETAILING — 2.6%
Sysco Corp.	2,531,888	151,812,005
Walmart, Inc.	1,328,870	118,229,564
Walgreens Boots Alliance, Inc.	1,938,909	126,940,372

		396,981,941

FOOD PRODUCTS — 5.1%
Archer-Daniels-Midland Co.	5,073,010	220,016,444
Hormel Foods Corp. (a)	4,078,263	139,965,986
J.M. Smucker Co.	1,346,248	166,948,214
Lancaster Colony Corp.	850,362	104,713,577
McCormick & Co., Inc.	1,387,694	147,636,765

		779,280,986

GAS UTILITIES — 5.0%
Atmos Energy Corp.	1,868,768	157,425,016
National Fuel Gas Co. (a)	2,895,611	148,979,186
New Jersey Resources Corp.	4,026,624	161,467,622
UGI Corp.	3,108,338	138,072,374
WGL Holdings, Inc.	1,916,170	160,287,621

		766,231,819

HEALTH CARE EQUIPMENT & SUPPLIES —2.6%
Abbott Laboratories	2,163,770	129,653,098
Becton Dickinson and Co.	399,600	86,593,320
Medtronic PLC	1,808,059	145,042,493
West Pharmaceutical Services, Inc.	385,051	33,996,153

		395,285,064

HEALTH CARE PROVIDERS & SERVICES — 1.1%
Cardinal Health, Inc.	2,750,384	172,394,069

HOTELS, RESTAURANTS & LEISURE — 0.9%
McDonald’s Corp.	906,903	141,821,491

HOUSEHOLD DURABLES — 1.2%
Leggett & Platt, Inc.	4,337,809	192,425,207

HOUSEHOLD PRODUCTS — 5.0%
Church & Dwight Co., Inc.	2,099,111	105,711,230
Clorox Co.	1,080,627	143,842,260

See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Colgate-Palmolive Co.	1,879,017	$134,687,939
Kimberly-Clark Corp.	1,827,965	201,313,785
Procter & Gamble Co.	2,313,426	183,408,413

		768,963,627

INDUSTRIAL CONGLOMERATES — 1.6%
3M Co.	548,572	120,422,526
Carlisle Cos., Inc.	764,591	79,830,946
Roper Technologies, Inc.	156,820	44,017,806

		244,271,278

INSURANCE — 6.4%
Aflac, Inc.	3,156,076	138,109,886
Brown & Brown, Inc.	3,000,274	76,326,971
Chubb, Ltd.	853,356	116,713,500
Cincinnati Financial Corp.	2,350,307	174,533,798
Mercury General Corp.	1,607,215	73,722,952
Old Republic International Corp.	11,537,876	247,487,440
RenaissanceRe Holdings, Ltd.	534,246	73,998,413
RLI Corp.	1,309,066	82,981,694

		983,874,654

IT SERVICES — 2.5%
Automatic Data Processing, Inc.	1,210,807	137,402,378
International Business Machines Corp.	1,609,352	246,922,878

		384,325,256

LEISURE EQUIPMENT & PRODUCTS — 0.7%
Polaris Industries, Inc. (a)	946,293	108,369,474

MACHINERY — 5.3%
Caterpillar, Inc.	800,363	117,957,499
Donaldson Co., Inc.	1,956,125	88,123,431
Dover Corp.	1,209,033	118,751,221
Illinois Tool Works, Inc.	732,350	114,729,951
Lincoln Electric Holdings, Inc.	1,158,109	104,171,905
Nordson Corp.	377,914	51,524,795
Pentair PLC	1,836,746	125,137,505
Stanley Black & Decker, Inc.	592,397	90,755,220

		811,151,527

MEDIA — 1.8%
John Wiley & Sons, Inc. Class A	1,654,146	105,369,100
Meredith Corp. (a) (b)	3,212,927	172,855,473

		278,224,573

METALS & MINING — 0.9%
Nucor Corp.	2,357,422	144,014,910

MULTI-UTILITIES — 5.2%
Black Hills Corp. (a)	3,843,083	208,679,407
Consolidated Edison, Inc.	2,783,835	216,972,100
MDU Resources Group, Inc.	6,559,991	184,729,347
Vectren Corp.	3,088,344	197,406,948

		807,787,802

MULTILINE RETAIL — 1.5%
Target Corp.	3,363,787	233,547,731

OIL, GAS & CONSUMABLE FUELS — 2.7%
Chevron Corp.	1,787,235	203,816,279

Security Description	Shares	Value

Exxon Mobil Corp.	2,830,637	$211,193,827

		415,010,106

PHARMACEUTICALS — 1.0%
Johnson & Johnson	1,151,906	147,616,754

REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.3%
Essex Property Trust, Inc. REIT	852,341	205,141,432
Federal Realty Investment Trust REIT	1,663,281	193,123,557
Realty Income Corp. REIT	5,634,717	291,483,910
Tanger Factory Outlet Centers, Inc. REIT (a)	12,970,678	285,354,916

		975,103,815

SOFTWARE — 0.3%
CDK Global, Inc.	774,610	49,063,797

SPECIALTY RETAIL — 1.7%
Lowe’s Cos., Inc.	1,125,182	98,734,721
Ross Stores, Inc.	641,528	50,026,353
TJX Cos., Inc.	1,403,768	114,491,318

		263,252,392

TEXTILES,APPAREL & LUXURY GOODS — 1.0%
VF Corp.	2,089,768	154,893,604

TRADING COMPANIES & DISTRIBUTORS —1.0%
W.W. Grainger, Inc.	542,282	153,069,940

WATER UTILITIES — 1.6%
American States Water Co.	1,280,760	67,957,126
Aqua America, Inc. (a)	3,933,336	133,969,424
California Water Service Group	1,334,292	49,702,377

		251,628,927

WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Telephone & Data Systems, Inc.	4,872,297	136,570,485

TOTAL COMMON STOCKS (Cost $12,305,106,988)		15,354,467,842

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	10,770,956	10,770,956
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	153,884,163	153,884,163

TOTAL SHORT-TERM INVESTMENTS (Cost $164,655,119)		164,655,119

TOTAL INVESTMENTS — 100.8% (Cost $12,469,762,107)		15,519,122,961

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(116,329,640)

NET ASSETS — 100.0%		$15,402,793,321

See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$251,717,460	$—	$—	$251,717,460
Air Freight & Logistics	220,363,246	—	—	220,363,246
Banks	894,241,846	—	—	894,241,846
Beverages	441,299,291	—	—	441,299,291
Biotechnology	179,272,211	—	—	179,272,211
Building Products	59,195,867	—	—	59,195,867
Capital Markets	508,817,434	—	—	508,817,434
Chemicals	779,360,202	—	—	779,360,202
Commercial Services & Supplies	295,794,396	—	—	295,794,396
Containers & Packaging	432,727,771	—	—	432,727,771
Distributors	162,936,429	—	—	162,936,429
Diversified Telecommunication Services	337,100,482	—	—	337,100,482
Electric Utilities	185,397,516	—	—	185,397,516
Electrical Equipment	178,144,704	—	—	178,144,704
Equity Real Estate Investment Trusts (REITS)	272,937,758	—	—	272,937,758
Food & Staples Retailing	396,981,941	—	—	396,981,941
Food Products	779,280,986	—	—	779,280,986
Gas Utilities	766,231,819	—	—	766,231,819
Health Care Equipment & Supplies	395,285,064	—	—	395,285,064
Health Care Providers & Services	172,394,069	—	—	172,394,069
Hotels, Restaurants & Leisure	141,821,491	—	—	141,821,491
Household Durables	192,425,207	—	—	192,425,207
Household Products	768,963,627	—	—	768,963,627
Industrial Conglomerates	244,271,278	—	—	244,271,278
Insurance	983,874,654	—	—	983,874,654
IT Services	384,325,256	—	—	384,325,256
Leisure Equipment & Products	108,369,474	—	—	108,369,474
Machinery	811,151,527	—	—	811,151,527
Media	278,224,573	—	—	278,224,573
Metals & Mining	144,014,910	—	—	144,014,910
Multi-Utilities	807,787,802	—	—	807,787,802
Multiline Retail	233,547,731	—	—	233,547,731
Oil, Gas & Consumable Fuels	415,010,106	—	—	415,010,106
Pharmaceuticals	147,616,754	—	—	147,616,754
Real Estate Investment Trusts (REITs)	975,103,815	—	—	975,103,815
Software	49,063,797	—	—	49,063,797

See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Specialty Retail	$263,252,392	$—	$—	$263,252,392
Textiles, Apparel & Luxury Goods	154,893,604	—	—	154,893,604
Trading Companies & Distributors	153,069,940	—	—	153,069,940
Water Utilities	251,628,927	—	—	251,628,927
Wireless Telecommunication Services	136,570,485	—	—	136,570,485
Short-Term Investments	164,655,119	—	—	164,655,119

TOTAL INVESTMENTS	$15,519,122,961	$—	$—	$15,519,122,961

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

Community Bank System, Inc.	2,595,546	$144,753,600	$40,624,827	$77,155,007	$(4,265,320)	$623,424	1,952,605	$104,581,524	$1,972,764	$—

Meredith Corp.	3,134,465	186,343,944	66,967,074	54,833,217	(5,622,500)	(19,999,828)	3,212,927	172,855,473	5,145,165	—

State Street Institutional U.S. Government Money Market Fund, Class G Shares	12,988,151	12,988,151	936,209,780	938,426,975	—	—	10,770,956	10,770,956	486,352	—

State Street Navigator Securities Lending Government Money Market Portfolio	152,097,469	152,097,469	1,014,128,020	1,012,341,326	—	—	153,884,163	153,884,163	772,414	—

Telephone & Data Systems, Inc.	5,381,774	149,344,229	18,007,791	32,827,021	1,665,804	379,682	4,872,297	136,570,485	2,274,153	—

United Bankshares, Inc.	4,756,639	186,460,249	90,072,634	83,063,546	(2,692,465)	(13,963,471)	5,015,983	176,813,401	5,796,140	—

Total		$831,987,642	$2,166,010,126	$2,198,647,092	$(10,914,481)	$(32,960,193)		$755,476,002	$16,446,988	$—

See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 77.5%
Abaxis, Inc.	53,025	$3,744,625
Abbott Laboratories	59,771	3,581,478
ABIOMED, Inc. (a)	12,908	3,756,099
Accuray, Inc. (a) (b)	336,002	1,680,010
Analogic Corp.	28,576	2,740,438
AngioDynamics, Inc. (a)	84,829	1,463,300
AtriCure, Inc. (a)	66,166	1,357,726
AxoGen, Inc. (a) (b)	93,465	3,411,472
Baxter International, Inc.	55,181	3,588,972
Becton Dickinson and Co.	16,816	3,644,027
Boston Scientific Corp. (a)	133,196	3,638,915
Cantel Medical Corp.	32,826	3,657,145
Cardiovascular Systems, Inc. (a)	105,397	2,311,356
CONMED Corp.	57,614	3,648,695
CryoLife, Inc. (a)	33,210	665,861
Cutera, Inc. (a)	72,694	3,652,873
Danaher Corp.	36,643	3,587,716
DexCom, Inc. (a) (b)	63,221	4,688,469
Edwards Lifesciences Corp. (a)	27,286	3,806,943
Glaukos Corp. (a) (b)	121,218	3,737,151
Globus Medical, Inc. Class A (a)	74,130	3,693,157
Heska Corp. (a)	35,457	2,803,585
Hill-Rom Holdings, Inc.	43,600	3,793,200
Hologic, Inc. (a)	96,068	3,589,100
IDEXX Laboratories, Inc. (a)	18,712	3,581,290
Inogen, Inc. (a)	30,300	3,722,052
Insulet Corp. (a) (b)	47,322	4,101,871
Integer Holdings Corp. (a)	54,944	3,107,083
Integra LifeSciences Holdings Corp. (a) (b)	69,306	3,835,394
Intuitive Surgical, Inc. (a)	8,631	3,563,136
Invacare Corp. (b)	142,929	2,486,965
iRhythm Technologies, Inc. (a)	56,788	3,574,805
K2M Group Holdings, Inc. (a) (b)	130,192	2,467,138
LeMaitre Vascular, Inc.	46,224	1,674,696
LivaNova PLC (a)	43,420	3,842,670
Masimo Corp. (a)	43,027	3,784,225
Medtronic PLC	45,718	3,667,498
Natus Medical, Inc. (a)	116,607	3,923,826
Nevro Corp. (a) (b)	44,135	3,825,180
NuVasive, Inc. (a)	73,260	3,824,905
NxStage Medical, Inc. (a)	155,987	3,877,837
Orthofix International NV (a)	38,599	2,268,849
Penumbra, Inc. (a) (b)	32,039	3,705,310
ResMed, Inc.	38,135	3,755,153
STERIS PLC	39,930	3,727,865
Stryker Corp.	22,843	3,675,896
Tactile Systems Technology, Inc. (a) (b)	78,270	2,488,986
Teleflex, Inc.	14,119	3,600,063
Varex Imaging Corp. (a)	89,625	3,206,782
Varian Medical Systems, Inc. (a)	30,040	3,684,406
Wright Medical Group NV (a) (b)	183,909	3,648,755

Security Description	Shares	Value

Zimmer Biomet Holdings, Inc.	31,453	$3,429,635

		172,294,584

HEALTH CARE SUPPLIES — 22.4%
Align Technology, Inc. (a)	13,990	3,513,309
Anika Therapeutics, Inc. (a)	32,234	1,602,674
Atrion Corp.	1,326	837,104
Cerus Corp. (a)	239,688	1,313,490
Cooper Cos., Inc.	15,118	3,459,150
DENTSPLY SIRONA, Inc.	65,917	3,316,284
Endologix, Inc. (a) (b)	272,225	1,151,512
Haemonetics Corp. (a)	51,399	3,760,351
Halyard Health, Inc. (a)	78,655	3,624,422
ICU Medical, Inc. (a)	14,517	3,664,091
Lantheus Holdings, Inc. (a)	166,496	2,647,286
Meridian Bioscience, Inc.	125,087	1,776,235
Merit Medical Systems, Inc. (a)	82,730	3,751,806
Neogen Corp. (a)	61,591	4,125,981
OraSure Technologies, Inc. (a)	208,296	3,518,119
Quidel Corp. (a)	77,659	4,023,513
West Pharmaceutical Services, Inc..	41,302	3,646,554

		49,731,881

TOTAL COMMON STOCKS (Cost $187,965,234)		222,026,465

SHORT-TERM INVESTMENTS —0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	172,086	172,086
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	1,660,323	1,660,323

TOTAL SHORT-TERM INVESTMENTS (Cost $1,832,409)		1,832,409

TOTAL INVESTMENTS — 100.7% (Cost $189,797,643)		223,858,874

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(1,630,899)

NET ASSETS — 100.0%		$222,227,975

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Health Care Equipment	$172,294,584	$—	$—	$172,294,584
Health Care Supplies	49,731,881	—	—	49,731,881
Short-Term Investments	1,832,409	—	—	1,832,409

TOTAL INVESTMENTS	$223,858,874	$—	$—	$223,858,874

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	155,527	$155,527	$4,590,625	$4,574,066	$—	$—	172,086	$172,086	$1,282	$—

State Street Navigator Securities Lending Government Money Market Portfolio	—	—	3,928,776	2,268,453	—	—	1,660,323	1,660,323	498	—

Total		$155,527	$8,519,401	$6,842,519	$—	$—		$1,832,409	$1,780	$—

See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
HEALTH CARE SERVICES — 34.8%
Almost Family, Inc. (a)	778	$43,568
Amedisys, Inc. (a)	39,959	2,411,126
AMN Healthcare Services, Inc. (a)	41,611	2,361,424
BioScrip, Inc. (a)	138,730	341,276
BioTelemetry, Inc. (a) (b)	71,386	2,216,535
Chemed Corp.	8,700	2,373,882
CorVel Corp. (a)	6,490	328,069
Cross Country Healthcare, Inc. (a)	37,671	418,525
DaVita, Inc. (a)	33,595	2,215,254
Diplomat Pharmacy, Inc. (a)	108,623	2,188,753
Envision Healthcare Corp. (a)	56,756	2,181,133
Express Scripts Holding Co. (a)	30,147	2,082,555
Laboratory Corp. of America Holdings (a)	13,851	2,240,399
LHC Group, Inc. (a)	37,421	2,303,637
MEDNAX, Inc. (a)	42,276	2,351,814
Premier, Inc. Class A (a) (b)	70,375	2,203,441
Providence Service Corp. (a)	12,748	881,397
Quest Diagnostics, Inc.	22,752	2,282,026
Tivity Health, Inc. (a)	58,869	2,334,156

		33,758,970

HEALTH CARE DISTRIBUTORS — 13.7%
AmerisourceBergen Corp.	24,587	2,119,645
Cardinal Health, Inc.	34,207	2,144,095
Henry Schein, Inc. (a)	35,574	2,390,929
McKesson Corp.	15,624	2,200,953
Owens & Minor, Inc.	142,940	2,222,717
Patterson Cos., Inc.	96,254	2,139,726

		13,218,065

HEALTH CARE FACILITIES — 25.7%
Acadia Healthcare Co., Inc. (a) (b)	59,229	2,320,592
Brookdale Senior Living, Inc. (a)	329,847	2,213,273
Capital Senior Living Corp. (a) (b)	52,804	567,643
Community Health Systems, Inc. (a) (b)	499,850	1,979,406
Encompass Health Corp.	41,704	2,384,218
Ensign Group, Inc.	38,239	1,005,686
HCA Healthcare, Inc.	23,430	2,272,710
Kindred Healthcare, Inc.	247,265	2,262,475
LifePoint Health, Inc. (a)	50,347	2,366,309
Select Medical Holdings Corp. (a)	127,762	2,203,895
Tenet Healthcare Corp. (a) (b)	100,672	2,441,296
Universal Health Services, Inc. Class B	19,218	2,275,603

Security Description	Shares	Value

US Physical Therapy, Inc.	7,558	$614,465

		24,907,571

MANAGED HEALTH CARE — 25.5%
Aetna, Inc.	13,723	2,319,187
Anthem, Inc.	10,455	2,296,964
Centene Corp. (a)	23,713	2,534,208
Cigna Corp.	14,041	2,355,237
HealthEquity, Inc. (a)	40,872	2,474,391
Humana, Inc.	8,933	2,401,459
Magellan Health, Inc. (a)	22,410	2,400,111
Molina Healthcare, Inc. (a) (b)	32,246	2,617,730
Triple-S Management Corp. Class B (a)	23,022	601,795
UnitedHealth Group, Inc.	10,797	2,310,558
WellCare Health Plans, Inc. (a)	12,468	2,414,179

		24,725,819

TOTAL COMMON STOCKS (Cost $97,987,880)		96,610,425

SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	57,441	57,441
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	2,409,466	2,409,466

TOTAL SHORT-TERM INVESTMENTS (Cost $2,466,907)		2,466,907

TOTAL INVESTMENTS — 102.2% (Cost $100,454,787)		99,077,332

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(2,122,974)

NET ASSETS — 100.0%		$96,954,358

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE SERVICES ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Health Care Services	$33,758,970	$—	$—	$33,758,970
Health Care Distributors	13,218,065	—	—	13,218,065
Health Care Facilities	24,907,571	—	—	24,907,571
Managed Health Care	24,725,819	—	—	24,725,819
Short-Term Investments	2,466,907	—	—	2,466,907

TOTAL INVESTMENTS	$99,077,332	$—	$—	$99,077,332

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	154,326	$154,326	$3,688,638	$3,785,523	$—	$—	57,441	$57,441	$1,582	$—

State Street Navigator Securities Lending Government Money Market Portfolio	1,432,587	1,432,587	21,035,120	20,058,241	—	—	2,409,466	2,409,466	9,807	—

Total		$1,586,913	$24,723,758	$23,843,764	$—	$—		$2,466,907	$11,389	$—

See accompanying notes to schedule of investments.

SPDR S&P HOMEBUILDERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BUILDING PRODUCTS — 32.5%
Allegion PLC	357,947	$30,529,300
AO Smith Corp.	380,358	24,186,965
Armstrong World Industries, Inc. (a)	194,370	10,943,031
Fortune Brands Home & Security, Inc.	618,456	36,420,874
Johnson Controls International PLC	1,019,380	35,922,951
Lennox International, Inc.	132,572	27,093,740
Masco Corp.	924,826	37,399,963
Owens Corning	464,761	37,366,784
Trex Co., Inc. (a)	107,975	11,744,441
USG Corp. (a)	594,309	24,021,970

		275,630,019

HOME FURNISHINGS — 9.7%
Leggett & Platt, Inc.	538,253	23,876,903
Mohawk Industries, Inc. (a)	160,372	37,241,586
Tempur Sealy International, Inc. (a) (b)	472,419	21,395,856

		82,514,345

HOME IMPROVEMENT RETAIL — 9.2%
Home Depot, Inc.	215,689	38,444,407
Lowe’s Cos., Inc.	450,158	39,501,365

		77,945,772

HOMEBUILDING — 32.7%
Cavco Industries, Inc. (a)	16,546	2,874,867
Century Communities, Inc. (a)	128,728	3,855,404
D.R. Horton, Inc.	896,940	39,321,850
Installed Building Products, Inc. (a)	118,933	7,141,927
Lennar Corp. Class A	657,124	38,730,888
LGI Homes, Inc. (a) (b)	198,041	13,975,753
M/I Homes, Inc. (a)	121,226	3,861,048
MDC Holdings, Inc.	314,140	8,770,789
NVR, Inc. (a)	12,851	35,982,800
PulteGroup, Inc.	1,307,882	38,569,440
Taylor Morrison Home Corp. Class A (a)	706,723	16,452,511
Toll Brothers, Inc.	868,799	37,575,557
TopBuild Corp. (a)	105,696	8,087,858
TRI Pointe Group, Inc. (a)	942,744	15,489,284

Security Description	Shares	Value

William Lyon Homes Class A (a)	219,331	$6,029,409

		276,719,385

HOMEFURNISHING RETAIL — 10.6%
Aaron’s, Inc.	333,562	15,543,989
Bed Bath & Beyond, Inc.	1,749,205	36,715,813
Williams-Sonoma, Inc. (b)	705,460	37,220,070

		89,479,872

HOUSEHOLD APPLIANCES —5.1%
Helen of Troy, Ltd. (a)	77,144	6,711,528
Whirlpool Corp.	239,436	36,660,046

		43,371,574

TOTAL COMMON STOCKS (Cost $965,528,290)		845,660,967

SHORT-TERM INVESTMENTS —4.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	1,093,718	1,093,718
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	37,516,264	37,516,264

TOTAL SHORT-TERM INVESTMENTS (Cost $38,609,982)		38,609,982

TOTAL INVESTMENTS — 104.3% (Cost $1,004,138,272)		884,270,949

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(36,671,070)

NET ASSETS — 100.0%		$847,599,879

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Building Products	$275,630,019	$—	$—	$275,630,019
Home Furnishings	82,514,345	—	—	82,514,345

See accompanying notes to schedule of investments.

SPDR S&P HOMEBUILDERS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Home Improvement Retail	77,945,772	$—	$—	77,945,772
Homebuilding	276,719,385	—	—	276,719,385
Homefurnishing Retail	89,479,872	—	—	89,479,872
Household Appliances	43,371,574	—	—	43,371,574
Short-Term Investments	38,609,982	—	—	38,609,982

TOTAL INVESTMENTS	$884,270,949	$—	$—	$884,270,949

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,566,802	$1,566,802	$15,773,912	$16,246,996	$—	$—	1,093,718	$1,093,718	$13,548	$—

State Street Navigator Securities Lending Government Money Market Portfolio	9,981,598	9,981,598	168,175,110	140,640,444	—	—	37,516,264	37,516,264	103,945	—

Total		$11,548,400	$183,949,022	$156,887,440	$—	$—		$38,609,982	$117,493	$—

See accompanying notes to schedule of investments.

SPDR S&P INSURANCE ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
INSURANCE BROKERS — 10.4%
Aon PLC	132,205	$18,552,328
Arthur J Gallagher & Co.	269,460	18,519,986
Brown & Brown, Inc.	729,682	18,563,110
Marsh & McLennan Cos., Inc.	227,897	18,822,013
Willis Towers Watson PLC	119,250	18,148,657

		92,606,094

LIFE & HEALTH INSURANCE — 25.4%
Aflac, Inc.	426,925	18,682,238
American Equity Investment Life
Holding Co.	482,242	14,158,625
Athene Holding, Ltd. Class A (a)	373,698	17,866,501
Brighthouse Financial, Inc. (a)	363,290	18,673,106
CNO Financial Group, Inc.	866,980	18,787,457
Genworth Financial, Inc. Class A (a)	3,327,482	9,416,774
Lincoln National Corp.	248,647	18,166,150
MetLife, Inc.	409,000	18,769,010
Primerica, Inc.	161,144	15,566,510
Principal Financial Group, Inc.	310,414	18,907,317
Prudential Financial, Inc.	177,442	18,374,119
Torchmark Corp.	224,037	18,857,194
Unum Group	382,273	18,200,018

		224,425,019

MULTI-LINE INSURANCE — 11.8%
American Financial Group, Inc.	168,332	18,890,217
American International Group, Inc.	345,917	18,824,803
Assurant, Inc.	215,500	19,698,855
Hartford Financial Services Group, Inc.	348,667	17,963,324
Kemper Corp.	178,206	10,157,742
Loews Corp.	378,410	18,818,329

		104,353,270

PROPERTY & CASUALTY INSURANCE — 41.2%
Allstate Corp.	203,809	19,321,093
Arch Capital Group, Ltd. (a)	222,163	19,014,931
Argo Group International Holdings, Ltd.	135,235	7,762,489
Aspen Insurance Holdings, Ltd.	473,781	21,249,078
Assured Guaranty, Ltd.	551,272	19,956,046
Axis Capital Holdings, Ltd.	354,723	20,421,403
Chubb, Ltd.	135,849	18,580,068

Security Description	Shares	Value

Cincinnati Financial Corp.	253,982	$18,860,703
First American Financial Corp.	331,372	19,444,909
FNF Group	506,686	20,277,574
Hanover Insurance Group, Inc.	129,198	15,231,152
Markel Corp. (a)	17,090	19,999,573
Mercury General Corp.	211,639	9,707,881
Old Republic International Corp.	916,989	19,669,414
ProAssurance Corp.	192,187	9,330,679
Progressive Corp.	324,102	19,747,535
RLI Corp.	121,033	7,672,282
Selective Insurance Group, Inc.	117,777	7,149,064
Travelers Cos., Inc.	137,559	19,101,443
White Mountains Insurance Group, Ltd.	15,508	12,755,640
WR Berkley Corp.	271,872	19,765,094
XL Group, Ltd.	351,535	19,425,824

		364,443,875

REINSURANCE — 10.9%
Alleghany Corp.	30,914	18,994,798
Everest Re Group, Ltd.	74,501	19,133,347
Reinsurance Group of America, Inc.	121,959	18,781,686
RenaissanceRe Holdings, Ltd.	142,833	19,783,799
Validus Holdings, Ltd.	289,084	19,498,716

		96,192,346

TOTAL COMMON STOCKS (Cost $830,591,928)		882,020,604

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares1.62%(b) (c) (Cost $1,673,902)	1,673,902	1,673,902

TOTAL INVESTMENTS — 99.9% (Cost $832,265,830)		883,694,506

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		816,005

NET ASSETS — 100.0%		$884,510,511

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Insurance Brokers	$92,606,094	$—	$—	$92,606,094

See accompanying notes to schedule of investments.

SPDR S&P INSURANCE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Life & Health Insurance	224,425,019	$—	$—	224,425,019
Multi-line Insurance	104,353,270	—	—	104,353,270
Property & Casualty Insurance	364,443,875	—	—	364,443,875
Reinsurance	96,192,346	—	—	96,192,346
Short-Term Investment	1,673,902	—	—	1,673,902

TOTAL INVESTMENTS	$883,694,506	$—	$—	$883,694,506

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,196,474	$2,196,474	$19,785,939	$20,308,511	$—	$—	1,673,902	$1,673,902	$10,843	$—

State Street Navigator Securities Lending Government Money Market Portfolio	1,523,155	1,523,155	4,592,469	6,115,624	—	—	—	—	891	—

Total		$3,719,629	$24,378,408	$26,424,135	$—	$—		$1,673,902	$11,734	$—

See accompanying notes to schedule of investments.

SPDR S&P INTERNET ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
INTERNET RETAIL — 20.9%
Amazon.com, Inc. (a)	41	$59,341
Booking Holdings, Inc. (a)	30	62,412
Expedia Group, Inc.	572	63,155
Groupon, Inc. (a) (b)	14,260	61,888
Liberty Expedia Holdings, Inc. Class A (a)	1,551	60,923
Liberty Interactive Corp. QVC Group Class A (a)	2,298	57,841
Liberty TripAdvisor Holdings, Inc. Class A (a)	5,047	54,255
Netflix, Inc. (a)	194	57,298
Nutrisystem, Inc. (b)	1,971	53,118
Overstock.com, Inc. (a)	1,050	38,063
PetMed Express, Inc. (b)	1,373	57,323
Shutterfly, Inc. (a)	749	60,856
TripAdvisor, Inc. (a) (b)	1,491	60,967
Wayfair, Inc. Class A (a)	744	50,242

		797,682

INTERNET SOFTWARE & SERVICES — 78.8%
2U, Inc. (a)	730	61,342
Akamai Technologies, Inc. (a)	844	59,907
Alarm.com Holdings, Inc. (a) (b)	1,663	62,762
Alphabet, Inc. Class C (a)	55	56,748
Alteryx, Inc. Class A (a) (b)	1,670	57,014
ANGI Homeservices, Inc. Class A (a) (b)	3,576	48,562
Appfolio, Inc. Class A (a)	825	33,701
Benefitfocus, Inc. (a) (b)	1,254	30,598
Blucora, Inc. (a)	2,582	63,517
Box, Inc. Class A (a)	3,066	63,006
Carbonite, Inc. (a)	1,533	44,150
Cars.com, Inc. (a) (b)	2,155	61,051
Cision, Ltd. (a) (b)	1,167	13,502
Cloudera, Inc. (a)	3,215	69,380
CommerceHub, Inc. Series C (a)	1,049	23,592
Cornerstone OnDemand, Inc. (a)	1,408	55,067
Coupa Software, Inc. (a)	1,326	60,492
eBay, Inc. (a)	1,465	58,952
Endurance International Group Holdings, Inc. (a)	2,697	19,958
Envestnet, Inc. (a)	1,079	61,827
Etsy, Inc. (a)	2,298	64,482
Facebook, Inc. Class A (a)	346	55,287
Five9, Inc. (a)	2,046	60,950
GoDaddy, Inc. Class A (a)	1,003	61,604
Gogo, Inc. (a) (b)	6,937	59,866
GrubHub, Inc. (a) (b)	591	59,969
GTT Communications, Inc. (a) (b)	1,089	61,746
Hortonworks, Inc. (a)	3,105	63,249
IAC/InterActiveCorp (a)	399	62,396
Instructure, Inc. (a)	1,101	46,407
j2 Global, Inc.	768	60,611

Security Description	Shares	Value

LivePerson, Inc. (a)	2,340	$38,259
LogMeIn, Inc.	508	58,699
Match Group, Inc. (a) (b)	1,433	63,683
MINDBODY, Inc. Class A (a)	1,625	63,213
MuleSoft, Inc. Class A (a)	1,903	83,694
New Relic, Inc. (a)	862	63,891
NIC, Inc.	4,736	62,989
Nutanix, Inc. Class A (a)	1,307	64,187
Okta, Inc. (a)	1,616	64,398
Pandora Media, Inc. (a) (b)	12,886	64,817
Q2 Holdings, Inc. (a)	1,334	60,764
Quotient Technology, Inc. (a)	3,164	41,448
Shutterstock, Inc. (a)	1,235	59,465
SPS Commerce, Inc. (a)	795	50,936
Stamps.com, Inc. (a) (b)	316	63,532
Trade Desk, Inc. Class A (a) (b)	1,090	54,086
TrueCar, Inc. (a)	5,781	54,688
Twilio, Inc. Class A (a)	1,624	62,004
Twitter, Inc. (a)	1,815	52,653
VeriSign, Inc. (a) (b)	533	63,192
Web.com Group, Inc. (a)	2,269	41,069
Yelp, Inc. (a)	1,376	57,448
Zillow Group, Inc. (a) (b)	1,163	62,569

		3,013,379

TOTAL COMMON STOCKS (Cost $2,847,771)		3,811,061

SHORT-TERM INVESTMENTS — 8.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d) ..	14,117	14,117
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	308,468	308,468

TOTAL SHORT-TERM INVESTMENTS (Cost $322,585)		322,585

TOTAL INVESTMENTS — 108.1% (Cost $3,170,356)		4,133,646

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%		(309,059)

NET ASSETS — 100.0%		$3,824,587

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P INTERNET ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Internet Retail	$797,682	$—	$—	$797,682
Internet Software & Services	3,013,379	—	—	3,013,379
Short-Term Investments	322,585	—	—	322,585

TOTAL INVESTMENTS	$4,133,646	$—	$—	$4,133,646

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,038	$4,038	$496,736	$486,657	$—	$—	14,117	$14,117	$155	$—

State Street Navigator Securities Lending Government Money Market Portfolio	263,897	263,897	2,667,519	2,622,948	—	—	308,468	308,468	2,702	—

Total		$267,935	$3,164,255	$3,109,605	$—	$—		$322,585	$2,857	$—

See accompanying notes to schedule of investments.

SPDR S&P METALS & MINING ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ALUMINUM — 10.6%
Alcoa Corp. (a)	879,351	$39,535,621
Century Aluminum Co. (a)	2,088,727	34,547,545
Kaiser Aluminum Corp.	181,476	18,310,928
		92,394,094
COAL & CONSUMABLE FUELS — 12.2%
Arch Coal, Inc. Class A	449,143	41,267,259
CONSOL Energy, Inc. (a)	854,545	24,756,169
Peabody Energy Corp.	1,092,919	39,891,543
		105,914,971
COPPER — 4.6%
Freeport-McMoRan, Inc. (a)	2,283,650	40,123,731
DIVERSIFIED METALS & MINING — 4.9%
Compass Minerals International, Inc. (b)	561,085	33,833,425
Materion Corp.	172,653	8,813,936
		42,647,361
GOLD — 11.4%
McEwen Mining, Inc. (a) (b)	5,442,246	11,319,871
Newmont Mining Corp.	1,116,070	43,604,855
Royal Gold, Inc.	513,402	44,085,830
		99,010,556
SILVER — 7.5%
Coeur Mining, Inc. (a)	4,399,053	35,192,424
Hecla Mining Co.	8,040,346	29,508,070
		64,700,494
STEEL — 48.5%
AK Steel Holding Corp. (a) (b)	8,001,365	36,246,184
Allegheny Technologies, Inc. (a)	1,490,309	35,290,517
Carpenter Technology Corp.	635,079	28,019,686
Cleveland-Cliffs, Inc. (a) (b)	5,664,423	39,367,740
Commercial Metals Co.	1,660,179	33,967,262
Haynes International, Inc.	125,783	4,667,807
Nucor Corp.	626,620	38,280,216
Reliance Steel & Aluminum Co.	454,394	38,959,742

Security Description	Shares	Value

Schnitzer Steel Industries, Inc. Class A	467,092	$15,110,426
Steel Dynamics, Inc.	908,247	40,162,682
SunCoke Energy, Inc. (a)	956,999	10,297,309
TimkenSteel Corp. (a) (b)	725,248	11,016,517
United States Steel Corp.	963,339	33,899,899
Warrior Met Coal, Inc. (b)	1,170,086	32,774,109
Worthington Industries, Inc.	541,719	23,250,580
		421,310,676
TOTAL COMMON STOCKS
(Cost $979,453,167)		866,101,883
SHORT-TERM INVESTMENTS —6.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	1,894,729	1,894,729
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	50,559,799	50,559,799
TOTAL SHORT-TERM INVESTMENTS
(Cost $52,454,528)		52,454,528
TOTAL INVESTMENTS — 105.8%
(Cost $1,031,907,695)		918,556,411
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(50,152,261)
NET ASSETS — 100.0%		$868,404,150

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aluminum	$92,394,094	$—	$—	$92,394,094
Coal & Consumable Fuels	105,914,971	—	—	105,914,971
Copper	40,123,731	—	—	40,123,731
Diversified Metals & Mining	42,647,361	—	—	42,647,361
Gold	99,010,556	—	—	99,010,556
Silver	64,700,494	—	—	64,700,494

See accompanying notes to schedule of investments.

SPDR S&P METALS & MINING ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

		Level 2 –	Level 3 –
Description	Level 1 – Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Steel	421,310,676	$—	$—	421,310,676
Short-Term Investments	52,454,528	—	—	52,454,528

TOTAL INVESTMENTS	$918,556,411	$—	$—	$918,556,411

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	153,872	$153,872	$13,612,678	$11,871,821	$—	$—	1,894,729	$1,894,729	$9,474	$—

State Street Navigator Securities Lending Government Money Market Portfolio	17,092,936	17,092,936	257,326,767	223,859,904	—	—	50,559,799	50,559,799	170,292	—

Total		$17,246,808	$270,939,445	$235,731,725	$—	$—		$52,454,528	$179,766	$—

See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 28.0%
Diamond Offshore Drilling, Inc. (a) (b)	705,593	$10,343,993
Ensco PLC Class A (b)	2,254,736	9,898,291
Helmerich & Payne, Inc.	160,469	10,680,817
Nabors Industries, Ltd. (b)	1,494,773	10,448,463
Noble Corp. PLC (a) (b)	2,513,472	9,324,981
Patterson-UTI Energy, Inc.	538,560	9,430,186
Rowan Cos. PLC Class A (a)	892,166	10,295,596
Transocean, Ltd. (a) (b)	1,120,296	11,090,930
Unit Corp. (a)	294,097	5,811,357

		87,324,614

OIL & GAS EQUIPMENT & SERVICES — 71.9%
Archrock, Inc.	491,762	4,302,918
Baker Hughes a GE Co.	354,908	9,855,795
Basic Energy Services, Inc. (a)	315,429	4,554,795
Bristow Group, Inc.	336,912	4,379,856
C&J Energy Services, Inc. (a)	420,697	10,862,397
Core Laboratories NV (b)	100,196	10,843,211
Dril-Quip, Inc. (a)	229,117	10,264,442
Exterran Corp. (a)	95,547	2,551,105
Fairmount Santrol Holdings, Inc. (a) (b)	2,411,794	10,250,125
Forum Energy Technologies, Inc. (a) (b)	784,128	8,625,408
Frank’s International NV	562,158	3,052,518
Halliburton Co.	228,427	10,722,363
Helix Energy Solutions Group, Inc. (a)	828,084	4,794,606
Keane Group, Inc. (a)	630,924	9,337,675
Matrix Service Co. (a)	135,602	1,857,747
McDermott International, Inc. (a) (b)	1,386,667	8,444,802
National Oilwell Varco, Inc.	284,545	10,474,101
Newpark Resources, Inc. (a)	246,540	1,996,974
Oceaneering International, Inc.	561,963	10,418,794
Oil States International, Inc. (a)	410,457	10,753,973
ProPetro Holding Corp. (a) (b)	591,643	9,401,207
RPC, Inc. (b)	524,567	9,457,943

Security Description	Shares	Value

Schlumberger, Ltd.	156,074	$10,110,474
SEACOR Holdings, Inc. (a)	63,649	3,252,464
Superior Energy Services, Inc. (a)	1,087,422	9,166,968
TechnipFMC PLC	348,652	10,267,801
TETRA Technologies, Inc. (a)	596,399	2,236,496
Tidewater, Inc. (a) (b)	87,968	2,516,765
US Silica Holdings, Inc. (b)	394,714	10,073,101
Weatherford International PLC (a) (b)	4,065,472	9,309,931

		224,136,755

TOTAL COMMON STOCKS (Cost $403,062,693)		311,461,369

SHORT-TERM INVESTMENTS — 7.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	150,661	150,661
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	22,495,191	22,495,191

TOTAL SHORT-TERM INVESTMENTS (Cost $22,645,852)		22,645,852

TOTAL INVESTMENTS — 107.1% (Cost $425,708,545)		334,107,221

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(22,218,401)

NET ASSETS — 100.0%		$311,888,820

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Oil & Gas Drilling	$87,324,614	$—	$—	$87,324,614
Oil & Gas Equipment & Services	224,136,755	—	—	224,136,755
Short-Term Investments	22,645,852	—	—	22,645,852

TOTAL INVESTMENTS	$334,107,221	$—	$—	$334,107,221

See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	375,653	$375,653	$6,650,444	$6,875,436	$—	$—	150,661	$150,661	$4,740	$—

State Street Navigator Securities Lending Government Money Market Portfolio	14,191,051	14,191,051	258,290,373	249,986,233	—	—	22,495,191	22,495,191	578,896	—

Total		$14,566,704	$264,940,817	$256,861,669	$—	$—		$22,645,852	$583,636	$—

See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 5.4%
Chevron Corp.	354,787	$40,459,909
Exxon Mobil Corp.	557,711	41,610,818
Occidental Petroleum Corp.	653,130	42,427,325

		124,498,052

OIL & GAS EXPLORATION & PRODUCTION — 79.0%
Anadarko Petroleum Corp.	716,612	43,290,531
Antero Resources Corp. (a) (b)	1,998,362	39,667,486
Apache Corp.	1,177,406	45,306,583
Bonanza Creek Energy, Inc. (a)	286,316	7,933,816
Cabot Oil & Gas Corp.	1,629,580	39,077,328
California Resources Corp. (a) (b)	2,186,345	37,495,817
Callon Petroleum Co. (a) (b)	3,545,190	46,938,316
Carrizo Oil & Gas, Inc. (a) (b)	2,834,726	45,355,616
Centennial Resource Development, Inc. Class A (a) (b)	1,836,664	33,702,784
Chesapeake Energy Corp. (a) (b).	13,414,753	40,512,554
Cimarex Energy Co.	447,649	41,855,181
CNX Resources Corp. (a)	2,369,585	36,562,697
Concho Resources, Inc. (a)	271,316	40,786,934
ConocoPhillips	755,316	44,782,686
Continental Resources, Inc. (a)	802,012	47,278,607
Denbury Resources, Inc. (a) (b)	8,557,728	23,448,175
Devon Energy Corp.	1,270,965	40,403,977
Diamondback Energy, Inc. (a)	322,556	40,809,785
Energen Corp. (a)	719,382	45,220,353
EOG Resources, Inc.	404,554	42,587,400
EQT Corp.	792,995	37,675,192
Extraction Oil & Gas, Inc. (a) (b)	1,640,768	18,803,201
Gulfport Energy Corp. (a)	3,882,946	37,470,429
Halcon Resources Corp. (a)	3,995,191	19,456,580
Hess Corp.	858,097	43,436,870
HighPoint Resources Corp. (a)	3,041,932	15,453,015
Jagged Peak Energy, Inc. (a) (b)	1,455,138	20,561,100
Kosmos Energy, Ltd. (a) (b)	3,137,399	19,765,614
Laredo Petroleum, Inc. (a)	3,499,181	30,477,866
Marathon Oil Corp.	2,732,263	44,071,402
Matador Resources Co. (a) (b)	1,332,976	39,869,312
Murphy Oil Corp. (b)	1,643,062	42,456,722
Newfield Exploration Co. (a)	1,779,487	43,455,073
Noble Energy, Inc.	1,338,010	40,541,703
Oasis Petroleum, Inc. (a)	4,992,312	40,437,727
Parsley Energy, Inc. Class A (a)	1,551,666	44,982,797
PDC Energy, Inc. (a)	769,637	37,735,302
Penn Virginia Corp. (a)	129,300	4,530,672
Pioneer Natural Resources Co.	242,419	41,642,736
QEP Resources, Inc. (a)	4,471,581	43,776,778
Range Resources Corp. (b)	2,642,015	38,414,898
Resolute Energy Corp. (a) (b)	574,255	19,897,936
Ring Energy, Inc. (a)	509,643	7,313,377
RSP Permian, Inc. (a)	1,005,965	47,159,639

Security Description	Shares	Value

SandRidge Energy, Inc. (a)	575,179	$8,345,847
SM Energy Co.	2,295,084	41,380,365
Southwestern Energy Co. (a)	9,559,969	41,394,666
SRC Energy, Inc. (a) (b)	2,579,838	24,327,872
Stone Energy Corp. (a)	155,650	5,774,615
Tellurian, Inc. (a) (b)	1,443,024	10,404,203
Ultra Petroleum Corp. (a) (b)	5,018,669	20,927,850
Whiting Petroleum Corp. (a) (b)	1,395,019	47,207,443
WPX Energy, Inc. (a)	2,873,934	42,476,745

		1,804,642,173

OIL & GAS REFINING & MARKETING — 15.5%
Andeavor	407,019	40,929,831
CVR Energy, Inc. (b)	527,166	15,930,956
Delek US Holdings, Inc.	1,116,104	45,425,433
Green Plains, Inc. (b)	635,204	10,671,427
HollyFrontier Corp.	893,928	43,677,322
Marathon Petroleum Corp.	592,232	43,298,081
Par Pacific Holdings, Inc. (a)	267,937	4,600,478
PBF Energy, Inc. Class A	1,304,002	44,205,668
Phillips 66	433,604	41,591,296
Renewable Energy Group, Inc. (a) (b)	388,641	4,974,605
REX American Resources Corp. (a)	38,907	2,832,430
Valero Energy Corp.	440,928	40,904,890
World Fuel Services Corp.	634,672	15,581,198

		354,623,615

TOTAL COMMON STOCKS (Cost $2,721,617,963)		2,283,763,840

SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	1,022,967	1,022,967
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	87,984,452	87,984,452

TOTAL SHORT-TERM INVESTMENTS (Cost $89,007,419)		89,007,419

TOTAL INVESTMENTS — 103.8% (Cost $2,810,625,382)		2,372,771,259

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(87,876,194)

NET ASSETS — 100.0%		$2,284,895,065

See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Integrated Oil & Gas	$124,498,052	$—	$—	$124,498,052
Oil & Gas Exploration & Production	1,804,642,173	—	—	1,804,642,173
Oil & Gas Refining & Marketing	354,623,615	—	—	354,623,615
Short-Term Investments	89,007,419	—	—	89,007,419

TOTAL INVESTMENTS	$2,372,771,259	$—	$—	$2,372,771,259

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$22,985,669	$21,962,702	$—	$—	1,022,967	$1,022,967	$14,465	$—

State Street Navigator Securities Lending Government Money Market Portfolio	86,190,306	86,190,306	401,879,366	400,085,220	—	—	87,984,452	87,984,452	1,604,158	—

Total		$86,190,306	$424,865,035	$422,047,922	$—	$—		$89,007,419	$1,618,623	$—

See accompanying notes to schedule of investments.

SPDR S&P PHARMACEUTICALS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Aclaris Therapeutics, Inc. (a) (b)	140,847	$2,467,639
Aerie Pharmaceuticals, Inc. (a) (b)	125,680	6,818,140
Akorn, Inc. (a)	845,258	15,814,777
Allergan PLC	102,006	17,166,590
Amphastar Pharmaceuticals, Inc. (a)	63,421	1,189,144
ANI Pharmaceuticals, Inc. (a)	46,450	2,704,319
Bristol-Myers Squibb Co.	236,203	14,939,840
Catalent, Inc. (a)	282,070	11,581,794
Collegium Pharmaceutical, Inc. (a) (b)	152,655	3,900,335
Corcept Therapeutics, Inc. (a) (b)	823,581	13,547,907
Cymabay Therapeutics, Inc. (a)	173,944	2,259,532
Depomed, Inc. (a)	512,635	3,378,265
Dermira, Inc. (a)	628,264	5,019,829
Eli Lilly & Co.	201,519	15,591,525
Endo International PLC (a)	1,876,937	11,149,006
Horizon Pharma PLC (a)	597,374	8,482,711
Impax Laboratories, Inc. (a)	316,600	6,157,870
Innoviva, Inc. (a)	294,547	4,910,098
Intersect ENT, Inc. (a)	82,803	3,254,158
Intra-Cellular Therapies, Inc. (a)	98,560	2,074,688
Jazz Pharmaceuticals PLC (a)	105,250	15,891,697
Johnson & Johnson	119,901	15,365,313
Lannett Co., Inc. (a) (b)	357,335	5,735,227
Mallinckrodt PLC (a) (b)	975,260	14,121,765
Medicines Co. (a) (b)	427,069	14,067,653
Merck & Co., Inc.	290,950	15,848,046
Mylan NV (a)	377,392	15,537,229
MyoKardia, Inc. (a)	119,402	5,826,818
Nektar Therapeutics (a)	148,083	15,735,300
Omeros Corp. (a) (b)	343,210	3,833,656
Pacira Pharmaceuticals, Inc. (a) (b)	375,586	11,699,504
Paratek Pharmaceuticals, Inc. (a) (b)	178,925	2,326,025
Perrigo Co. PLC	188,853	15,739,009
Pfizer, Inc.	436,311	15,484,677
Phibro Animal Health Corp. Class A	31,638	1,256,029

Security Description	Shares	Value

Prestige Brands Holdings, Inc. (a)	269,068	$9,072,973
Revance Therapeutics, Inc. (a)	113,607	3,499,096
Supernus Pharmaceuticals, Inc. (a)	177,839	8,145,026
TherapeuticsMD, Inc. (a) (b)	774,917	3,773,846
Theravance Biopharma, Inc. (a) (b)	54,709	1,326,693
WaVe Life Sciences, Ltd. (a) (b)	51,039	2,046,664
Zoetis, Inc.	189,810	15,851,033
Zogenix, Inc. (a)	197,961	7,928,338

TOTAL COMMON STOCKS (Cost $431,683,599)		372,519,784

SHORT-TERM INVESTMENTS — 7.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	209,221	209,221
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	26,407,401	26,407,401

TOTAL SHORT-TERM INVESTMENTS (Cost $26,616,622)		26,616,622

TOTAL INVESTMENTS — 107.1% (Cost $458,300,221)		399,136,406

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(26,349,228)

NET ASSETS — 100.0%		$372,787,178

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks Pharmaceuticals	$372,519,784	$—	$—	$372,519,784
Short-Term Investments	26,616,622	—	—	26,616,622

TOTAL INVESTMENTS	$399,136,406	$—	$—	$399,136,406

See accompanying notes to schedule of investments.

SPDR S&P PHARMACEUTICALS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,885	$8,885	$6,828,282	$6,627,946	$—	$—	209,221	$209,221	$3,723	$—

State Street Navigator Securities Lending Government Money Market Portfolio	15,391,617	15,391,617	121,182,647	110,166,863	—	—	26,407,401	26,407,401	508,491	—

Total		$15,400,502	$128,010,929	$116,794,809	$—	$—		$26,616,622	$512,214	$—

See accompanying notes to schedule of investments.

SPDR S&P REGIONAL BANKING ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
REGIONAL BANKS — 99.8%
Ameris Bancorp	495,162	$26,194,070
Associated Banc-Corp.	2,659,475	66,087,954
Banc of California, Inc. (a)	1,589,321	30,673,895
Bancorp, Inc. (b)	839,509	9,066,697
BancorpSouth Bank	1,692,681	53,827,256
Bank of Hawaii Corp.	597,361	49,640,699
Bank of the Ozarks, Inc. (a)	1,992,760	96,190,525
BankUnited, Inc.	2,182,567	87,259,029
Banner Corp.	375,468	20,834,719
BB&T Corp.	1,886,484	98,172,627
Berkshire Hills Bancorp, Inc.	508,142	19,283,989
BOK Financial Corp.	311,541	30,839,444
Boston Private Financial Holdings, Inc.	955,018	14,373,021
Brookline Bancorp, Inc.	683,091	11,066,074
Cadence BanCorp	895,957	24,396,909
Canadian Imperial Bank of Commerce	1	88
Carolina Financial Corp.	188,485	7,403,691
Cathay General Bancorp	795,843	31,817,803
CenterState Bank Corp.	1,084,073	28,760,457
Central Pacific Financial Corp.	393,669	11,203,820
Chemical Financial Corp.	791,822	43,296,827
CIT Group, Inc.	1,910,376	98,384,364
Citizens Financial Group, Inc.	2,284,883	95,919,388
City Holding Co.	139,344	9,553,425
Columbia Banking System, Inc.	661,606	27,754,372
Comerica, Inc.	1,034,152	99,206,201
Commerce Bancshares, Inc.	1,152,222	69,029,620
Community Bank System, Inc. (a)	539,911	28,917,633
ConnectOne Bancorp, Inc.	237,232	6,832,282
Cullen/Frost Bankers, Inc.	933,962	99,065,349
Customers Bancorp, Inc. (b)	513,104	14,956,982
CVB Financial Corp. (a)	843,075	19,087,218
Eagle Bancorp, Inc. (b)	385,881	23,094,978
East West Bancorp, Inc.	1,551,426	97,026,182
Enterprise Financial Services Corp.	292,531	13,719,704
FB Financial Corp. (b)	238,516	9,681,364
FCB Financial Holdings, Inc. Class A (b)	464,452	23,733,497
Fidelity Southern Corp.	194,656	4,490,714
Fifth Third Bancorp	3,089,701	98,098,007
First BanCorp.(b)	4,653,356	28,013,203
First Commonwealth Financial Corp.	1,193,793	16,868,295
First Financial Bancorp	829,440	24,344,064
First Financial Bankshares, Inc. (a)	586,370	27,148,931
First Hawaiian, Inc.	878,721	24,454,805
First Horizon National Corp.	5,188,901	97,707,006
First Interstate BancSystem, Inc. Class A	459,699	18,181,095
First Merchants Corp.	457,450	19,075,665
First Midwest Bancorp, Inc.	1,466,697	36,066,079

Security Description	Shares	Value

First Republic Bank	1,070,082	$99,100,294
FNB Corp.	5,919,311	79,614,733
Franklin Financial Network, Inc. (b)	227,277	7,409,230
Fulton Financial Corp.	2,229,020	39,565,105
Glacier Bancorp, Inc.	856,667	32,878,879
Great Western Bancorp, Inc.	580,871	23,391,675
Green Bancorp, Inc. (b)	413,328	9,196,548
Guaranty Bancorp	217,793	6,174,432
Hancock Holding Co.	1,339,571	69,255,821
Hanmi Financial Corp.	379,799	11,678,819
Heartland Financial USA, Inc.	346,343	18,373,496
Heritage Financial Corp.	447,700	13,699,620
Hilltop Holdings, Inc.	992,437	23,282,572
Home BancShares, Inc.	2,343,740	53,460,709
Hope Bancorp, Inc.	1,112,667	20,239,413
Huntington Bancshares, Inc.	6,405,966	96,730,087
IBERIABANK Corp.	986,178	76,921,884
Independent Bank Corp.	177,613	12,708,210
Independent Bank Group, Inc.	258,996	18,311,017
International Bancshares Corp.	417,075	16,224,218
Investors Bancorp, Inc.	5,459,669	74,469,885
KeyCorp.	4,771,908	93,290,801
Lakeland Bancorp, Inc.	271,385	5,386,992
LegacyTexas Financial Group, Inc.	529,837	22,687,620
Live Oak Bancshares, Inc.	241,233	6,706,277
M&T Bank Corp.	537,058	99,012,013
MB Financial, Inc.	960,532	38,882,335
National Bank Holdings Corp. Class A	337,786	11,231,385
NBT Bancorp, Inc.	294,408	10,445,596
OFG Bancorp	668,670	6,987,602
Old National Bancorp	1,899,745	32,105,691
Opus Bank	499,559	13,987,652
Pacific Premier Bancorp, Inc. (b)	811,851	32,636,410
PacWest Bancorp	1,953,075	96,735,805
Peapack Gladstone Financial Corp.	175,650	5,864,954
People’s United Financial, Inc.	5,245,593	97,882,765
Pinnacle Financial Partners, Inc.	1,066,367	68,460,761
PNC Financial Services Group, Inc.	650,616	98,399,164
Popular, Inc.	2,007,524	83,553,149
Preferred Bank	216,751	13,915,414
Prosperity Bancshares, Inc.	1,038,606	75,433,954
Regions Financial Corp.	5,256,014	97,656,740
Renasant Corp.	368,873	15,699,235
Sandy Spring Bancorp, Inc.	466,815	18,093,749
Seacoast Banking Corp. of Florida (b)	547,820	14,500,795
ServisFirst Bancshares, Inc. (a)	334,738	13,664,005
Signature Bank (b)	671,187	95,274,995
Simmons First National Corp. Class A	1,179,636	33,560,644
South State Corp.	393,751	33,586,960
Southside Bancshares, Inc.	323,633	11,243,018
State Bank Financial Corp.	250,333	7,512,493

See accompanying notes to schedule of investments.

SPDR S&P REGIONAL BANKING ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Sterling Bancorp	4,161,323	$93,837,834
SunTrust Banks, Inc.	1,450,864	98,716,787
SVB Financial Group (b)	390,436	93,708,544
Synovus Financial Corp.	1,879,842	93,879,310
TCF Financial Corp.	3,011,418	68,690,445
Texas Capital Bancshares, Inc. (b)	1,119,715	100,662,379
TriState Capital Holdings, Inc. (b)	220,040	5,115,930
Triumph Bancorp, Inc. (b)	260,463	10,731,076
Trustmark Corp.	681,093	21,222,858
UMB Financial Corp.	536,328	38,824,784
Umpqua Holdings Corp.	3,865,728	82,765,237
Union Bankshares Corp.	822,750	30,203,153
United Bankshares, Inc.	1,623,909	57,242,792
United Community Banks, Inc.	1,039,162	32,889,477
Univest Corp. of Pennsylvania	321,751	8,912,503
Valley National Bancorp	5,339,755	66,533,347
Webster Financial Corp.	1,399,183	77,514,738
Westamerica Bancorporation (a)	207,002	12,022,676
Western Alliance Bancorp (b)	1,566,006	91,000,609
Wintrust Financial Corp.	808,347	69,558,259
Zions Bancorp	1,853,082	97,713,014

TOTAL COMMON STOCKS (Cost $5,243,385,644)		5,199,631,390

SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	2,336,222	2,336,222

Security Description	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	45,700,673	45,700,673

TOTAL SHORT-TERM INVESTMENTS (Cost $48,036,895)		48,036,895

TOTAL INVESTMENTS — 100.7% (Cost $5,291,422,539)		5,247,668,285

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(37,771,310)

NET ASSETS — 100.0%		$5,209,896,975

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Regional Banks	$5,199,631,390	$—	$—	$5,199,631,390
Short-Term Investments	48,036,895	—	—	48,036,895

TOTAL INVESTMENTS	$5,247,668,285	$—	$—	$5,247,668,285

See accompanying notes to schedule of investments.

SPDR S&P REGIONAL BANKING ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,666,350	$3,666,350	$81,599,994	$82,930,122	$—	$—	2,336,222	$2,336,222	$51,169	$—

State Street Navigator Securities Lending Government Money Market Portfolio	20,974,581	20,974,581	171,043,936	146,317,844	—	—	45,700,673	45,700,673	129,101	—

Total		$24,640,931	$252,643,930	$229,247,966	$—	$—		$48,036,895	$180,270	$—

See accompanying notes to schedule of investments.

SPDR S&P RETAIL ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
APPAREL RETAIL — 25.0%
Abercrombie & Fitch Co. Class A	242,715	$5,876,130
American Eagle Outfitters, Inc.	277,002	5,520,650
Buckle, Inc. (a)	257,374	5,700,834
Burlington Stores, Inc. (b)	42,251	5,625,721
Caleres, Inc.	124,155	4,171,608
Chico’s FAS, Inc.	625,009	5,650,081
Children’s Place, Inc.	39,533	5,346,838
DSW, Inc. Class A (a)	283,655	6,370,891
Express, Inc. (b)	737,510	5,280,572
Finish Line, Inc. Class A (a)	517,498	7,006,923
Foot Locker, Inc.	127,217	5,793,462
Gap, Inc.	163,647	5,105,786
Genesco, Inc. (b)	135,028	5,482,137
Guess?, Inc. (a)	361,244	7,492,201
L Brands, Inc.	128,104	4,894,854
Ross Stores, Inc.	70,327	5,484,100
Tailored Brands, Inc.	229,898	5,761,244
TJX Cos., Inc.	65,511	5,343,077
Urban Outfitters, Inc. (b)	150,840	5,575,046

		107,482,155

AUTOMOTIVE RETAIL — 14.9%
Advance Auto Parts, Inc.	45,571	5,402,442
Asbury Automotive Group, Inc. (b)	77,671	5,242,792
AutoNation, Inc. (b)	105,083	4,915,783
AutoZone, Inc. (b)	8,198	5,317,961
Camping World Holdings, Inc. Class A	144,189	4,650,095
CarMax, Inc. (b)	86,698	5,370,074
Group 1 Automotive, Inc.	72,625	4,745,317
Lithia Motors, Inc. Class A	50,579	5,084,201
Monro, Inc. (a)	99,253	5,319,961
Murphy USA, Inc. (b)	70,622	5,141,282
O’Reilly Automotive, Inc. (b)	21,642	5,353,798
Penske Automotive Group, Inc.	114,119	5,058,895
Sonic Automotive, Inc. Class A	116,448	2,206,690

		63,809,291

COMPUTER & ELECTRONICS RETAIL — 4.7%
Best Buy Co., Inc.	73,361	5,134,536
Conn’s, Inc. (a) (b)	157,413	5,352,042
GameStop Corp. Class A (a)	341,542	4,310,260
Rent-A-Center, Inc. (a)	627,847	5,418,320

		20,215,158

DEPARTMENT STORES — 6.2%
Dillard’s, Inc. Class A (a)	63,267	5,082,871
JC Penney Co., Inc. (a) (b)	1,655,398	4,999,302
Kohl’s Corp. (a)	85,948	5,630,454
Macy’s, Inc.	187,437	5,574,376
Nordstrom, Inc.	108,295	5,242,561

		26,529,564

Security Description	Shares	Value

DRUG RETAIL — 3.5%
CVS Health Corp.	78,119	$4,859,783
Rite Aid Corp. (a) (b)	3,110,885	5,226,287
Walgreens Boots Alliance, Inc.	76,636	5,017,359

		15,103,429

FOOD RETAIL — 5.8%
Casey’s General Stores, Inc.	48,802	5,356,996
Ingles Markets, Inc. Class A	51,119	1,730,378
Kroger Co.	224,833	5,382,502
Sprouts Farmers Market, Inc. (b)	214,579	5,036,169
SUPERVALU, Inc. (a) (b)	356,358	5,427,332
Weis Markets, Inc.	43,412	1,779,024

		24,712,401

GENERAL MERCHANDISE STORES — 6.3%
Big Lots, Inc. (a)	111,689	4,861,822
Dollar General Corp.	62,232	5,821,804
Dollar Tree, Inc. (b)	58,406	5,542,729
Ollie’s Bargain Outlet Holdings, Inc. (b)	90,728	5,470,898
Target Corp.	76,797	5,332,016

		27,029,269

HYPERMARKETS & SUPER CENTERS — 3.7%
Costco Wholesale Corp.	28,667	5,401,723
PriceSmart, Inc.	61,550	5,142,503
Walmart, Inc.	60,986	5,425,924

		15,970,150

INTERNET RETAIL — 15.2%
Amazon.com, Inc. (b)	3,437	4,974,508
Booking Holdings, Inc. (b)	2,497	5,194,734
Expedia Group, Inc.	48,210	5,322,866
Groupon, Inc. (a) (b)	1,202,894	5,220,560
Liberty Expedia Holdings, Inc. Class A (b)	130,800	5,137,824
Liberty Interactive Corp. QVC Group Class A (b)	193,773	4,877,266
Liberty TripAdvisor Holdings, Inc. Class A (b)	274,350	2,949,262
Netflix, Inc. (b)	16,291	4,811,547
Nutrisystem, Inc.	166,287	4,481,435
Overstock.com, Inc. (b)	88,577	3,210,916
PetMed Express, Inc. (a)	115,755	4,832,771
Shutterfly, Inc. (b)	63,127	5,129,069
TripAdvisor, Inc. (b)	125,783	5,143,267
Wayfair, Inc. Class A (b)	62,761	4,238,250

		65,524,275

SPECIALTY STORES — 14.5%
Dick’s Sporting Goods, Inc.	169,575	5,943,604
Five Below, Inc. (b)	78,902	5,786,673
Hibbett Sports, Inc. (a) (b)	236,921	5,674,258
MarineMax, Inc. (b)	125,922	2,449,183
Michaels Cos., Inc. (b)	240,637	4,742,955
National Vision Holdings, Inc. (b)	111,984	3,618,203
Office Depot, Inc.	2,200,411	4,730,884

See accompanying notes to schedule of investments.

SPDR S&P RETAIL ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Party City Holdco, Inc. (a) (b)	278,042	$4,337,455
Sally Beauty Holdings, Inc. (a) (b)	309,385	5,089,383
Signet Jewelers, Ltd.	110,718	4,264,857
Tiffany & Co.	53,177	5,193,266
Tractor Supply Co.	82,856	5,221,585
Ulta Salon Cosmetics & Fragrance, Inc. (b)	26,319	5,376,182

		62,428,488

TOTAL COMMON STOCKS (Cost $500,002,554)		428,804,180

SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	690,120	690,120
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	28,197,482	28,197,482

TOTAL SHORT-TERM INVESTMENTS (Cost $28,887,602)		28,887,602

TOTAL INVESTMENTS — 106.5% (Cost $528,890,156)		457,691,782

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%		(27,872,337)

NET ASSETS — 100.0%		$429,819,445

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Apparel Retail	$107,482,155	$—	$—	$107,482,155
Automotive Retail	63,809,291	—	—	63,809,291
Computer & Electronics Retail	20,215,158	—	—	20,215,158
Department Stores	26,529,564	—	—	26,529,564
Drug Retail	15,103,429	—	—	15,103,429
Food Retail	24,712,401	—	—	24,712,401
General Merchandise Stores	27,029,269	—	—	27,029,269
Hypermarkets & Super Centers	15,970,150	—	—	15,970,150
Internet Retail	65,524,275	—	—	65,524,275
Specialty Stores	62,428,488	—	—	62,428,488
Short-Term Investments	28,887,602	—	—	28,887,602

TOTAL INVESTMENTS	$457,691,782	$—	$—	$457,691,782

See accompanying notes to schedule of investments.

SPDR S&P RETAIL ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,644,349	$3,644,349	$32,859,577	$35,813,806	$—	$—	690,120	$690,120	$7,227	$—

State Street Navigator Securities Lending Government Money Market Portfolio	9,902,611	9,902,611	214,759,981	196,465,110	—	—	28,197,482	28,197,482	849,942	—

Total		$13,546,960	$247,619,558	$232,278,916	$—	$—		$28,887,602	$857,169	$—

See accompanying notes to schedule of investments.

SPDR S&P SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a) (b)	908,490	$9,130,324
Analog Devices, Inc.	112,251	10,229,434
Broadcom, Ltd.	41,879	9,868,786
Cavium, Inc. (a)	116,807	9,272,140
CEVA, Inc. (a)	109,554	3,965,855
Cirrus Logic, Inc. (a)	232,932	9,464,027
Cree, Inc. (a)	253,343	10,212,256
Cypress Semiconductor Corp.	577,324	9,791,415
Diodes, Inc. (a)	188,816	5,751,335
First Solar, Inc. (a)	156,569	11,113,268
Inphi Corp. (a) (b)	336,056	10,115,286
Integrated Device Technology, Inc. (a)	324,082	9,903,946
Intel Corp.	203,645	10,605,832
Lattice Semiconductor Corp. (a)	718,254	4,000,675
MACOM Technology Solutions Holdings, Inc. (a) (b)	456,024	7,569,998
Marvell Technology Group, Ltd.	436,740	9,171,540
Maxim Integrated Products, Inc.	167,483	10,085,826
MaxLinear, Inc. (a)	332,481	7,563,943
Microchip Technology, Inc. (b)	107,435	9,815,262
Micron Technology, Inc. (a)	194,682	10,150,719
Microsemi Corp. (a)	158,129	10,234,109
Monolithic Power Systems, Inc.	85,134	9,855,963
NVIDIA Corp.	43,319	10,032,247
ON Semiconductor Corp. (a)	399,731	9,777,420
Power Integrations, Inc.	77,542	5,299,996
Qorvo, Inc. (a)	124,298	8,756,794
QUALCOMM, Inc.	168,622	9,343,345
Rambus, Inc. (a)	584,265	7,846,679
Semtech Corp. (a)	307,222	11,997,019
Silicon Laboratories, Inc. (a)	106,232	9,550,257
Skyworks Solutions, Inc.	93,556	9,379,924

Security Description	Shares	Value

SunPower Corp. (a) (b)	1,484,490	$11,846,230
Synaptics, Inc. (a) (b)	218,943	10,012,263
Texas Instruments, Inc.	95,322	9,903,003
Xilinx, Inc.	139,486	10,076,469

TOTAL COMMON STOCKS (Cost $315,619,011)		321,693,585

SHORT-TERM INVESTMENTS —7.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	270,995	270,995
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	23,384,021	23,384,021

TOTAL SHORT-TERM INVESTMENTS (Cost $23,655,016)		23,655,016

TOTAL INVESTMENTS — 107.2% (Cost $339,274,027)		345,348,601

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2)%		(23,206,155)

NET ASSETS — 100.0%		$322,142,446

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Semiconductors	$321,693,585	$—	$—	$321,693,585
Short-Term Investments	23,655,016	—	—	23,655,016

TOTAL INVESTMENTS	$345,348,601	$—	$—	$345,348,601

See accompanying notes to schedule of investments.

SPDR S&P SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	381,605	$381,605	$2,395,844	$2,506,454	$—	$—	270,995	$270,995	$3,635	$—

State Street Navigator Securities Lending Government Money Market Portfolio	5,441,660	5,441,660	89,817,562	71,875,201	—	—	23,384,021	23,384,021	447,982	—

Total		$5,823,265	$92,213,406	$74,381,655	$—	$—		$23,655,016	$451,617	$—

See accompanying notes to schedule of investments.

SPDR S&P SOFTWARE & SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.8%
APPLICATION SOFTWARE — 36.5%
8x8, Inc. (a)	27,620	$515,113
ACI Worldwide, Inc. (a)	21,124	501,061
Adobe Systems, Inc. (a)	2,486	537,175
Altair Engineering, Inc. Class A (a)	18,695	586,275
ANSYS, Inc. (a)	3,211	503,132
Aspen Technology, Inc. (a)	6,632	523,198
Autodesk, Inc. (a)	3,944	495,288
Blackbaud, Inc. (b)	4,941	503,043
Blackline, Inc. (a)	12,404	486,361
Bottomline Technologies de, Inc. (a)	13,821	535,564
Cadence Design Systems, Inc. (a)	13,852	509,338
Callidus Software, Inc. (a)	15,150	544,642
CDK Global, Inc.	7,689	487,021
Citrix Systems, Inc. (a)	5,755	534,064
Ebix, Inc. (b)	6,691	498,480
Ellie Mae, Inc. (a) (b)	5,856	538,401
Everbridge, Inc. (a)	14,273	522,392
Fair Isaac Corp.	3,086	522,676
Glu Mobile, Inc. (a)	136,727	515,461
Guidewire Software, Inc. (a)	6,249	505,107
HubSpot, Inc. (a) (b)	4,561	493,956
Intuit, Inc.	3,102	537,732
Manhattan Associates, Inc. (a)	12,085	506,120
MicroStrategy, Inc. Class A (a)	4,033	520,217
Monotype Imaging Holdings, Inc.	22,298	500,590
Nuance Communications, Inc. (a)	31,283	492,707
Paycom Software, Inc. (a) (b)	4,999	536,843
Paylocity Holding Corp. (a)	10,426	534,124
Pegasystems, Inc.	8,745	530,384
PROS Holdings, Inc. (a) (b)	16,015	528,655
PTC, Inc. (a)	6,809	531,170
RealPage, Inc. (a) (b)	10,255	528,132
RingCentral, Inc. Class A (a)	8,259	524,447
salesforce.com, Inc. (a)	4,314	501,718
Snap, Inc. Class A (a) (b)	30,741	487,860
Splunk, Inc. (a)	5,127	504,446
SS&C Technologies Holdings, Inc.	10,582	567,618
Synchronoss Technologies, Inc. (a) (b)	53,676	566,282
Synopsys, Inc. (a)	6,126	509,928
Tyler Technologies, Inc. (a)	2,590	546,386
Ultimate Software Group, Inc. (a)	2,165	527,610
Verint Systems, Inc. (a)	13,219	563,129
Workday, Inc. Class A (a) (b)	3,994	507,677
Workiva, Inc. (a)	17,655	418,424
Zendesk, Inc. (a)	11,964	572,717

		23,402,664

DATA PROCESSING & OUTSOURCED SERVICES — 29.8%
Alliance Data Systems Corp.	2,298	489,152
Automatic Data Processing, Inc.	4,625	524,845
Black Knight, Inc. (a)	11,333	533,784

Security Description	Shares	Value

Blackhawk Network Holdings, Inc. (a)	12,282	$549,005
Broadridge Financial Solutions, Inc.	5,073	556,457
Cardtronics PLC Class A (a)	20,509	457,556
Conduent, Inc. (a)	28,201	525,667
Convergys Corp.	23,429	529,964
CoreLogic, Inc. (a)	11,760	531,905
CSG Systems International, Inc.	11,695	529,667
DST Systems, Inc.	6,568	549,413
Euronet Worldwide, Inc. (a)	6,225	491,277
Everi Holdings, Inc. (a)	71,382	468,980
EVERTEC, Inc.	31,863	520,960
ExlService Holdings, Inc. (a)	9,322	519,888
Fidelity National Information Services, Inc.	5,454	525,220
First Data Corp. Class A (a)	35,188	563,008
Fiserv, Inc. (a)	7,416	528,835
FleetCor Technologies, Inc. (a)	2,625	531,562
Genpact, Ltd.	17,027	544,694
Global Payments, Inc.	4,689	522,917
Jack Henry & Associates, Inc.	4,435	536,413
Mastercard, Inc. Class A	3,000	525,480
MAXIMUS, Inc.	7,966	531,651
Paychex, Inc.	8,263	508,918
PayPal Holdings, Inc. (a)	6,810	516,675
Sabre Corp.	24,097	516,881
Square, Inc. Class A (a)	10,471	515,173
Sykes Enterprises, Inc. (a)	17,241	498,954
Syntel, Inc. (a)	20,053	511,953
Total System Services, Inc.	6,057	522,477
Travelport Worldwide, Ltd.	38,170	623,698
TTEC Holdings, Inc.	6,098	187,209
Visa, Inc. Class A	4,414	528,003
Western Union Co.	27,250	524,017
WEX, Inc. (a)	3,440	538,773
Worldpay, Inc. Class A (a)	6,499	534,478

		19,115,509

HOME ENTERTAINMENT SOFTWARE — 3.1%
Activision Blizzard, Inc.	7,027	474,041
Electronic Arts, Inc. (a)	4,278	518,665
Take-Two Interactive Software, Inc. (a)	4,714	460,935
Zynga, Inc. Class A (a)	147,753	540,776

		1,994,417

IT CONSULTING & OTHER SERVICES — 14.9%
Accenture PLC Class A	3,403	522,360
Acxiom Corp. (a)	17,344	393,882
Booz Allen Hamilton Holding Corp.	13,862	536,737
CACI International, Inc. Class A (a)	3,523	533,206
Cognizant Technology Solutions Corp. Class A	6,489	522,364
CSRA, Inc.	13,424	553,472
DXC Technology Co.	5,150	517,730
EPAM Systems, Inc. (a)	4,486	513,737
Gartner, Inc. (a)	4,476	526,467

See accompanying notes to schedule of investments.

SPDR S&P SOFTWARE & SERVICES ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

International Business Machines Corp.	3,450	$529,333
Leidos Holdings, Inc.	7,918	517,837
ManTech International Corp. Class A	9,404	521,640
Perficient, Inc. (a)	16,490	377,951
Presidio, Inc. (a) (b)	27,670	432,759
Science Applications International Corp.	6,953	547,896
Switch, Inc. Class A (b)	36,066	573,810
Teradata Corp. (a)	12,963	514,242
Unisys Corp. (a) (b)	32,888	353,546
Virtusa Corp. (a)	10,995	532,818

		9,521,787

SYSTEMS SOFTWARE — 16.5%
A10 Networks, Inc. (a)	51,628	300,475
CA, Inc.	14,807	501,957
CommVault Systems, Inc. (a)	9,984	571,085
Dell Technologies, Inc. Class V (a)	7,004	512,763
FireEye, Inc. (a)	30,570	517,550
Fortinet, Inc. (a)	10,096	540,944
Imperva, Inc. (a)	11,732	507,996
Microsoft Corp.	5,693	519,600
Oracle Corp.	10,376	474,702
Progress Software Corp.	13,612	523,381
Proofpoint, Inc. (a)	4,625	525,631
Qualys, Inc. (a)	7,006	509,686
Rapid7, Inc. (a)	20,141	515,005
Red Hat, Inc. (a)	3,535	528,518
ServiceNow, Inc. (a)	3,182	526,462
Symantec Corp.	19,736	510,176
Tableau Software, Inc. Class A (a)	6,344	512,722
TiVo Corp.	36,765	498,166
Varonis Systems, Inc. (a)	9,444	571,362
VASCO Data Security International, Inc. (a)	26,586	344,289

Security Description	Shares	Value

VMware, Inc. Class A (a) (b)	4,368	$529,707

		10,542,177

TOTAL COMMON STOCKS (Cost $49,483,738)		64,576,554

SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	78,426	78,426
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	1,337,357	1,337,357

TOTAL SHORT-TERM INVESTMENTS (Cost $1,415,783)		1,415,783

TOTAL INVESTMENTS — 103.0% (Cost $50,899,521)		65,992,337

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(1,899,651)

NET ASSETS — 100.0%		$64,092,686

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Application Software	$23,402,664	$—	$—	$23,402,664
Data Processing & Outsourced Services	19,115,509	—	—	19,115,509
Home Entertainment Software	1,994,417	—	—	1,994,417
IT Consulting & Other Services	9,521,787	—	—	9,521,787
Systems Software	10,542,177	—	—	10,542,177
Short-Term Investments	1,415,783	—	—	1,415,783

TOTAL INVESTMENTS	$65,992,337	$—	$—	$65,992,337

See accompanying notes to schedule of investments.

SPDR S&P SOFTWARE & SERVICES ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	108,587	$108,587	$1,524,901	$1,555,062	$—	$—	78,426	$78,426	$688	$—

State Street Navigator Securities Lending Government Money Market Portfolio	93,815	93,815	12,032,366	10,788,824	—	—	1,337,357	1,337,357	2,704	—

Total		$202,402	$13,557,267	$12,343,886	$—	$—		$1,415,783	$3,392	$—

See accompanying notes to schedule of investments.

SPDR S&P TECHNOLOGY HARDWARE ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
DATA PROCESSING & OUTSOURCED SERVICES — 2.7%
Xerox Corp.	3,375	$97,132

ELECTRONIC COMPONENTS — 26.1%
Amphenol Corp. Class A	1,092	94,054
AVX Corp.	1,312	21,714
Belden, Inc.	1,299	89,553
Corning, Inc.	3,374	94,067
Dolby Laboratories, Inc. Class A	1,528	97,120
II-VI, Inc. (a)	2,425	99,182
Knowles Corp. (a)	6,867	86,456
Littelfuse, Inc.	460	95,763
Rogers Corp. (a)	730	87,264
Universal Display Corp.	765	77,265
Vishay Intertechnology, Inc. (b)	5,087	94,618

		937,056

ELECTRONIC EQUIPMENT & INSTRUMENTS — 39.2%
Badger Meter, Inc.	812	38,286
Cognex Corp.	1,800	93,582
Coherent, Inc. (a)	454	85,079
Control4 Corp. (a)	3,966	85,190
Electro Scientific Industries, Inc. (a)	5,105	98,680
FARO Technologies, Inc. (a)	543	31,711
Fitbit, Inc. Class A (a) (b)	19,458	99,236
FLIR Systems, Inc.	1,959	97,969
Itron, Inc. (a)	1,343	96,092
Keysight Technologies, Inc. (a)	1,868	97,864
MTS Systems Corp.	518	26,755
National Instruments Corp.	1,912	96,690
Novanta, Inc. (a)	1,698	88,551
OSI Systems, Inc. (a)	1,475	96,273
Trimble, Inc. (a)	2,560	91,853
VeriFone Systems, Inc. (a)	5,468	84,098
Zebra Technologies Corp. Class A (a)	715	99,521

		1,407,430

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 31.8%
3D Systems Corp. (a) (b)	8,381	97,136

Security Description	Shares	Value

Apple, Inc.	561	$94,125
Cray, Inc. (a)	2,396	49,597
Diebold Nixdorf, Inc. (b)	5,754	88,612
Electronics For Imaging, Inc. (a)	3,530	96,475
Hewlett Packard Enterprise Co.	5,271	92,453
HP, Inc.	4,097	89,806
NCR Corp. (a)	2,844	89,643
NetApp, Inc.	1,547	95,434
Pure Storage, Inc. Class A (a)	4,813	96,019
Seagate Technology PLC	1,678	98,197
Super Micro Computer, Inc. (a)	3,515	59,755
Western Digital Corp.	1,014	93,562

		1,140,814

TOTAL COMMON STOCKS (Cost $2,872,941)		3,582,432

SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d) ..	2,981	2,981
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	143,566	143,566

TOTAL SHORT-TERM INVESTMENTS (Cost $146,547)		146,547

TOTAL INVESTMENTS — 103.9% (Cost $3,019,488)		3,728,979

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(139,833)

NET ASSETS — 100.0%		$3,589,146

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Data Processing & Outsourced Services	$97,132	$—	$—	$97,132
Electronic Components	937,056	—	—	937,056
Electronic Equipment & Instruments	1,407,430	—	—	1,407,430

See accompanying notes to schedule of investments.

SPDR S&P TECHNOLOGY HARDWARE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Technology Hardware, Storage & Peripherals	$1,140,814	$—	$—	1,140,814
Short-Term Investments	146,547	—	—	146,547

TOTAL INVESTMENTS	$3,728,979	$—	$—	$3,728,979

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,309	$8,309	$321,073	$326,401	$—	$—	2,981	$2,981	$134	$—

State Street Navigator Securities Lending Government Money Market Portfolio	17,969	17,969	1,422,628	1,297,031	—	—	143,566	143,566	2,424	—

Total		$26,278	$1,743,701	$1,623,432	$—	$—		$146,547	$2,558	$—

See accompanying notes to schedule of investments.

SPDR S&P TELECOM ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
ALTERNATIVE CARRIERS — 13.3%
CenturyLink, Inc.	153,531	$2,522,514
Cogent Communications Holdings, Inc.	59,875	2,598,575
Globalstar, Inc. (a)	862,860	593,216
Iridium Communications, Inc. (a) (b)	128,497	1,445,591
ORBCOMM, Inc. (a)	103,531	970,086
Vonage Holdings Corp. (a)	250,754	2,670,530
Zayo Group Holdings, Inc. (a)	73,692	2,517,319

		13,317,831

COMMUNICATIONS EQUIPMENT — 63.6%
Acacia Communications, Inc. (a) (b)	65,171	2,506,477
ADTRAN, Inc.	115,627	1,798,000
Applied Optoelectronics, Inc. (a) (b)	95,974	2,405,108
Arista Networks, Inc. (a)	9,313	2,377,609
ARRIS International PLC (a)	99,413	2,641,403
CalAmp Corp. (a)	60,040	1,373,715
Ciena Corp. (a)	101,830	2,637,397
Cisco Systems, Inc.	60,701	2,603,466
CommScope Holding Co., Inc. (a)	67,147	2,683,866
Comtech Telecommunications Corp.	20,196	603,658
EchoStar Corp. Class A (a)	28,855	1,522,678
Extreme Networks, Inc. (a)	218,503	2,418,828
F5 Networks, Inc. (a)	18,708	2,705,364
Finisar Corp. (a) (b)	142,617	2,254,775
Infinera Corp. (a) (b)	173,563	1,884,894
InterDigital, Inc.	36,496	2,686,106
Juniper Networks, Inc.	104,208	2,535,381
Lumentum Holdings, Inc. (a) (b)	39,900	2,545,620
Motorola Solutions, Inc.	25,225	2,656,192
NETGEAR, Inc. (a)	46,154	2,640,009
NetScout Systems, Inc. (a)	100,835	2,657,002
Oclaro, Inc. (a)	350,817	3,353,810
Palo Alto Networks, Inc. (a)	14,601	2,650,374
Plantronics, Inc.	30,922	1,866,761
Ubiquiti Networks, Inc. (a) (b)	39,337	2,706,386
ViaSat, Inc. (a) (b)	37,327	2,453,130
Viavi Solutions, Inc. (a)	258,762	2,515,167

		63,683,176

INTEGRATED TELECOMMUNICATION SERVICES — 11.9%
AT&T, Inc.	74,353	2,650,684
ATN International, Inc.	15,377	916,777

Security Description	Shares	Value

Cincinnati Bell, Inc. (a)	69,410	$961,329
Consolidated Communications Holdings, Inc. (b)	207,137	2,270,222
Frontier Communications Corp. (b)	334,995	2,485,663
Verizon Communications, Inc.	56,164	2,685,762

		11,970,437

WIRELESS TELECOMMUNICATION SERVICES — 10.8%
Boingo Wireless, Inc. (a)	60,361	1,495,142
Shenandoah Telecommunications Co.	21,287	766,332
Sprint Corp. (a) (b)	519,581	2,535,555
Telephone & Data Systems, Inc.	95,055	2,664,392
T-Mobile US, Inc. (a)	42,169	2,573,996
United States Cellular Corp. (a)	18,983	762,927

		10,798,344

TOTAL COMMON STOCKS (Cost $107,748,197)		99,769,788

SHORT-TERM INVESTMENTS — 13.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	309,445	309,445
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	13,302,039	13,302,039

TOTAL SHORT-TERM INVESTMENTS (Cost $13,611,484)		13,611,484

TOTAL INVESTMENTS — 113.2% (Cost $121,359,681)		113,381,272

LIABILITIES IN EXCESS OF OTHER ASSETS — (13.2)%		(13,206,120)

NET ASSETS — 100.0%		$100,175,152

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P TELECOM ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Alternative Carriers	$13,317,831	$—	$—	$13,317,831
Communications Equipment	63,683,176	—	—	63,683,176
Integrated Telecommunication Services	11,970,437	—	—	11,970,437
Wireless Telecommunication Services	10,798,344	—	—	10,798,344
Short-Term Investments	13,611,484	—	—	13,611,484

TOTAL INVESTMENTS	$113,381,272	$—	$—	$113,381,272

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	38,624	$38,624	$39,046,245	$38,775,424	$—	$—	309,445	$309,445	$1,709	$—

State Street Navigator Securities Lending Government Money Market Portfolio	7,302,367	7,302,367	60,245,552	54,245,880	—	—	13,302,039	13,302,039	592,400	—

Total		$7,340,991	$99,291,797	$93,021,304	$—	$—		$13,611,484	$594,109	$—

See accompanying notes to schedule of investments.

SPDR S&P TRANSPORTATION ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 24.1%
Air Transport Services Group, Inc. (a)	211,294	$4,927,376
Atlas Air Worldwide Holdings, Inc. (a)	97,360	5,885,412
C.H. Robinson Worldwide, Inc.	65,342	6,123,199
Echo Global Logistics, Inc. (a)	193,753	5,347,583
Expeditors International of Washington, Inc.	92,609	5,862,150
FedEx Corp.	24,287	5,831,551
Forward Air Corp.	93,295	4,931,574
Hub Group, Inc. Class A (a)	132,923	5,562,827
United Parcel Service, Inc. Class B	54,348	5,688,062
XPO Logistics, Inc. (a) (b)	57,462	5,850,206

		56,009,940

AIRLINES — 24.8%
Alaska Air Group, Inc.	92,552	5,734,522
Allegiant Travel Co. (b)	34,426	5,940,206
American Airlines Group, Inc.	106,876	5,553,277
Delta Air Lines, Inc.	106,841	5,855,955
Hawaiian Holdings, Inc.	164,900	6,381,630
JetBlue Airways Corp. (a)	272,450	5,536,184
SkyWest, Inc.	103,424	5,626,266
Southwest Airlines Co.	100,371	5,749,251
Spirit Airlines, Inc. (a) (b)	139,431	5,267,703
United Continental Holdings, Inc. (a)	83,761	5,818,877

		57,463,871

AIRPORT SERVICES — 2.4%
Macquarie Infrastructure Corp.	149,325	5,514,572

MARINE — 4.0%
Kirby Corp. (a)	78,427	6,034,958
Matson, Inc.	113,360	3,246,630

		9,281,588

RAILROADS — 12.4%
CSX Corp.	103,365	5,758,464
Genesee & Wyoming, Inc. Class A (a)	81,728	5,785,525
Kansas City Southern	53,647	5,893,123
Norfolk Southern Corp.	41,195	5,593,457
Union Pacific Corp.	43,663	5,869,617

		28,900,186

TRUCKING — 32.2%
AMERCO	17,592	6,070,999

Security Description	Shares	Value

ArcBest Corp.	132,065	$4,232,683
Avis Budget Group, Inc. (a) (b)	125,771	5,891,114
Heartland Express, Inc.	226,821	4,080,510
Hertz Global Holdings, Inc. (a)	293,928	5,834,471
JB Hunt Transport Services, Inc.	49,261	5,770,926
Knight-Swift Transportation Holdings, Inc.	122,207	5,622,744
Landstar System, Inc.	53,211	5,834,586
Marten Transport, Ltd.	111,420	2,540,376
Old Dominion Freight Line, Inc.	40,618	5,969,628
Ryder System, Inc.	78,317	5,700,694
Saia, Inc. (a)	78,751	5,918,138
Schneider National, Inc. Class B (b)	218,165	5,685,380
Werner Enterprises, Inc.	153,492	5,602,458

		74,754,707

TOTAL COMMON STOCKS (Cost $218,803,602)		231,924,864

SHORT-TERM INVESTMENTS —1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	187,445	187,445
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	2,453,615	2,453,615

TOTAL SHORT-TERM INVESTMENTS (Cost $2,641,060)		2,641,060

TOTAL INVESTMENTS — 101.0% (Cost $221,444,662)		234,565,924

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(2,386,602)

NET ASSETS — 100.0%		$232,179,322

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P TRANSPORTATION ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

ASSETS:

INVESTMENTS:

Common Stocks
Air Freight & Logistics	$56,009,940	$—	$—	$56,009,940
Airlines	57,463,871	—	—	57,463,871
Airport Services	5,514,572	—	—	5,514,572
Marine	9,281,588	—	—	9,281,588
Railroads	28,900,186	—	—	28,900,186
Trucking	74,754,707	—	—	74,754,707
Short-Term Investments	2,641,060	—	—	2,641,060

TOTAL INVESTMENTS	$234,565,924	$—	$—	$234,565,924

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	282,679	$282,679	$2,191,269	$2,286,503	$—	$—	187,445	$187,445	$2,267	$—

State Street Navigator Securities Lending Government Money Market Portfolio	5,012,644	5,012,644	36,592,545	39,151,574	—	—	2,453,615	2,453,615	15,261	—

Total		$5,295,323	$38,783,814	$41,438,077	$—	$—		$2,641,060	$17,528	$—

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 5.4%
Arconic, Inc.	35,976	$828,887
Lockheed Martin Corp.	24,288	8,207,644
Northrop Grumman Corp.	14,625	5,105,880
Spirit AeroSystems Holdings, Inc. Class A	10,283	860,687
Teledyne Technologies, Inc. (a)	2,716	508,354
Textron, Inc.	22,613	1,333,488

		16,844,940

AIRLINES — 1.1%
Alaska Air Group, Inc.	10,181	630,815
Southwest Airlines Co.	50,778	2,908,564

		3,539,379

BANKS — 3.5%
Bank of Hawaii Corp.	3,435	285,449
BankUnited, Inc.	8,939	357,381
Comerica, Inc.	14,639	1,404,319
East West Bancorp, Inc.	12,097	756,546
Signature Bank (a)	4,493	637,781
Umpqua Holdings Corp.	18,176	389,148
US Bancorp	141,529	7,147,215

		10,977,839

BEVERAGES — 9.2%
Coca-Cola Co.	356,262	15,472,459
PepsiCo, Inc.	119,533	13,047,027

		28,519,486

BIOTECHNOLOGY — 4.7%
Alexion Pharmaceuticals, Inc. (a)	18,791	2,094,445
Amgen, Inc.	61,699	10,518,445
Clovis Oncology, Inc. (a)	3,759	198,475
Exact Sciences Corp. (a) (b)	9,624	388,136
Ionis Pharmaceuticals, Inc. (a) (b)	10,347	456,096
Portola Pharmaceuticals, Inc. (a)	4,554	148,734
Seattle Genetics, Inc. (a) (b)	12,804	670,161
TESARO, Inc. (a) (b)	3,055	174,563

		14,649,055

BUILDING PRODUCTS — 0.1%
USG Corp. (a)	10,886	440,012

CAPITAL MARKETS — 1.3%
Ameriprise Financial, Inc.	12,788	1,891,857
Cboe Global Markets, Inc.	8,903	1,015,832
Franklin Resources, Inc.	27,755	962,543
Morningstar, Inc.	1,428	136,403

		4,006,635

CHEMICALS — 0.7%
Chemours Co.	15,443	752,228
International Flavors & Fragrances, Inc.	6,714	919,214
Valvoline, Inc.	17,023	376,719

		2,048,161

Security Description	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Deluxe Corp.	4,100	$303,441
Rollins, Inc.	7,972	406,811

		710,252

COMMUNICATIONS EQUIPMENT — 0.2%
CommScope Holding Co., Inc. (a)	15,888	635,043

CONSUMER FINANCE — 3.1%
American Express Co.	74,959	6,992,176
Discover Financial Services	31,689	2,279,390
Navient Corp.	23,483	308,097
Santander Consumer USA Holdings, Inc.	9,451	154,051

		9,733,714

CONTAINERS & PACKAGING — 0.1%
Bemis Co., Inc.	7,574	329,620

DIVERSIFIED CONSUMER SERVICES — 0.1%
Bright Horizons Family Solutions, Inc. (a)	4,202	419,023

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Voya Financial, Inc.	15,617	788,659

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
CenturyLink, Inc.	45,774	752,067
Zayo Group Holdings, Inc. (a)	15,472	528,523

		1,280,590

ELECTRIC UTILITIES — 2.3%
Alliant Energy Corp.	19,519	797,546
American Electric Power Co., Inc.	41,192	2,825,359
Great Plains Energy, Inc.	18,082	574,827
PG&E Corp.	42,733	1,877,261
Pinnacle West Capital Corp.	9,175	732,165
Portland General Electric Co.	7,464	302,367

		7,109,525

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Avnet, Inc.	10,567	441,278
CDW Corp.	13,233	930,412
Universal Display Corp.	3,467	350,167

		1,721,857

ENERGY EQUIPMENT & SERVICES — 0.6%
Helmerich & Payne, Inc.	9,014	599,972
National Oilwell Varco, Inc.	31,895	1,174,055
RPC, Inc. (b)	4,826	87,013

		1,861,040

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
VEREIT, Inc. REIT	81,242	565,444

FOOD & STAPLES RETAILING — 2.3%
CVS Health Corp.	85,218	5,301,412
Kroger Co.	74,489	1,783,266

		7,084,678

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

FOOD PRODUCTS — 0.6%
Lamb Weston Holdings, Inc.	12,079	$703,239
McCormick & Co., Inc.	9,489	1,009,535

		1,712,774

GAS UTILITIES — 0.2%
National Fuel Gas Co. (b)	6,744	346,979
New Jersey Resources Corp.	6,963	279,216

		626,195

HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Align Technology, Inc. (a)	6,056	1,520,843
IDEXX Laboratories, Inc. (a)	7,236	1,384,898

		2,905,741

HEALTH CARE PROVIDERS & SERVICES — 3.5%
Aetna, Inc.	27,749	4,689,581
AmerisourceBergen Corp.	13,433	1,158,059
Cardinal Health, Inc.	26,494	1,660,644
Centene Corp. (a)	13,844	1,479,508
Chemed Corp.	1,274	347,624
Encompass Health Corp.	7,282	416,312
Molina Healthcare, Inc. (a)	3,729	302,720
WellCare Health Plans, Inc. (a)	3,732	722,627

		10,777,075

HOTELS, RESTAURANTS & LEISURE — 4.3%
Dunkin’ Brands Group, Inc. (b)	7,816	466,537
ILG, Inc.	8,790	273,457
McDonald’s Corp.	68,383	10,693,734
Vail Resorts, Inc.	3,340	740,478
Yum China Holdings, Inc.	30,738	1,275,627

		13,449,833

HOUSEHOLD DURABLES — 0.1%
Tupperware Brands Corp.	4,196	203,002

HOUSEHOLD PRODUCTS — 0.5%
Clorox Co.	10,744	1,430,134

INSURANCE — 2.3%
Assurant, Inc.	4,474	408,968
Hartford Financial Services Group, Inc.	30,841	1,588,928
Principal Financial Group, Inc.	23,934	1,457,820
Prudential Financial, Inc.	36,079	3,735,981

		7,191,697

INTERNET SOFTWARE & SERVICES — 1.9%
eBay, Inc. (a)	85,067	3,423,096
GoDaddy, Inc. Class A (a)	5,398	331,545
GrubHub, Inc. (a) (b)	7,129	723,380
Twitter, Inc. (a)	53,074	1,539,677

		6,017,698

IT SERVICES — 13.4%
Alliance Data Systems Corp.	4,533	964,894
Booz Allen Hamilton Holding Corp.	12,016	465,259
Fidelity National Information Services, Inc.	27,634	2,661,154

Security Description	Shares	Value

International Business Machines Corp.	78,804	$12,090,898
Jack Henry & Associates, Inc.	6,546	791,739
Leidos Holdings, Inc.	11,928	780,091
Mastercard, Inc. Class A	79,081	13,851,828
MAXIMUS, Inc.	5,398	360,263
PayPal Holdings, Inc. (a)	95,039	7,210,609
Square, Inc. Class A (a)	17,459	858,983
WEX, Inc. (a)	3,356	525,617
Worldpay, Inc. Class A (a)	13,776	1,132,938

		41,694,273

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc. (b)	28,514	374,959

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Charles River Laboratories International, Inc. (a)	3,896	415,859

MACHINERY — 1.9%
Illinois Tool Works, Inc.	29,003	4,543,610
ITT, Inc.	7,396	362,256
Pentair PLC	15,069	1,026,651

		5,932,517

MEDIA — 2.4%
Discovery Communications, Inc. Class A (a) (b)	12,586	269,718
Discovery Communications, Inc. Class C (a)	8,544	166,779
Time Warner, Inc.	65,126	6,159,617
Viacom, Inc. Class B	29,243	908,288

		7,504,402

METALS & MINING — 0.2%
Alcoa Corp. (a)	14,204	638,612

MULTI-UTILITIES — 0.8%
Sempra Energy	21,104	2,347,187

MULTILINE RETAIL — 1.4%
Macy’s, Inc. (b)	25,113	746,861
Nordstrom, Inc.	9,703	469,722
Target Corp.	46,289	3,213,845

		4,430,428

OIL, GAS & CONSUMABLE FUELS — 5.3%
Concho Resources, Inc. (a) (b)	12,109	1,820,346
EQT Corp.	14,450	686,519
Occidental Petroleum Corp.	64,185	4,169,458
Phillips 66	41,320	3,963,414
Pioneer Natural Resources Co.	14,172	2,434,466
Valero Energy Corp.	37,384	3,468,114

		16,542,317

PERSONAL PRODUCTS — 0.9%
Estee Lauder Cos., Inc. Class A	18,490	2,768,323

PHARMACEUTICALS — 7.1%
Jazz Pharmaceuticals PLC (a)	4,858	733,509
Pfizer, Inc.	500,967	17,779,319
Zoetis, Inc.	41,155	3,436,854

		21,949,682

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

PROFESSIONAL SERVICES — 1.7%
Dun & Bradstreet Corp.	3,141	$367,497
Equifax, Inc.	10,030	1,181,634
IHS Markit, Ltd. (a)	32,388	1,562,397
ManpowerGroup, Inc.	5,551	638,920
Nielsen Holdings PLC	29,643	942,351
Robert Half International, Inc.	10,350	599,162

		5,291,961

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.2%
American Campus Communities, Inc. REIT	11,140	430,227
American Homes 4 Rent Class A REIT	19,009	381,701
Apartment Investment & Management Co. Class A REIT	12,946	527,550
Camden Property Trust REIT	7,100	597,678
GGP, Inc. REIT	52,057	1,065,086
Healthcare Realty Trust, Inc. REIT	9,533	264,159
Iron Mountain, Inc. REIT	20,997	689,961
Rayonier, Inc. REIT	10,824	380,788
Realty Income Corp. REIT	22,722	1,175,409
Ryman Hospitality Properties, Inc. REIT	4,190	324,516
STORE Capital Corp. REIT	14,444	358,500
Sun Communities, Inc. REIT	5,994	547,672

		6,743,247

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Realogy Holdings Corp. (b)	11,410	311,265

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Lam Research Corp.	13,504	2,743,473
Texas Instruments, Inc.	83,563	8,681,360

		11,424,833

SOFTWARE — 2.5%
ANSYS, Inc. (a)	7,212	1,130,048
Ellie Mae, Inc. (a) (b)	2,837	260,834
Fortinet, Inc. (a)	12,612	675,751
Intuit, Inc.	20,393	3,535,127
Take-Two Interactive Software, Inc. (a)	8,706	851,273
Workday, Inc. Class A (a)	10,966	1,393,888

		7,846,921

SPECIALTY RETAIL — 2.8%
Best Buy Co., Inc.	22,105	1,547,129
Gap, Inc.	19,120	596,544
L Brands, Inc.	20,013	764,697
TJX Cos., Inc.	53,983	4,402,853
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,947	1,010,524
Williams-Sonoma, Inc. (b)	6,598	348,110

		8,669,857

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Xerox Corp.	19,828	570,650

Security Description	Shares	Value

TEXTILES,APPAREL & LUXURY GOODS — 0.8%
Lululemon Athletica, Inc. (a)	8,164	$727,576
Ralph Lauren Corp.	4,540	507,572
Tapestry, Inc.	23,617	1,242,490

		2,477,638

THRIFTS & MORTGAGE FINANCE — 0.0% (c)
TFS Financial Corp.	4,199	61,683

TRADING COMPANIES & DISTRIBUTORS — 0.4%
HD Supply Holdings, Inc. (a)	17,142	650,368
Watsco, Inc.	2,490	450,615

		1,100,983

WATER UTILITIES — 0.6%
American Water Works Co., Inc.	14,855	1,220,041
Aqua America, Inc.	15,317	521,697

		1,741,738

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
T-Mobile US, Inc. (a)	24,403	1,489,559

TOTAL COMMON STOCKS (Cost $272,974,973)		309,907,995

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e)	119,139	119,139
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	990,299	990,299

TOTAL SHORT-TERM INVESTMENTS (Cost $1,109,438)		1,109,438

TOTAL INVESTMENTS — 100.1% (Cost $274,084,411)		311,017,433

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(423,830)

NET ASSETS — 100.0%		$310,593,603

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$16,844,940	$—	$—	$16,844,940
Airlines	3,539,379	—	—	3,539,379
Banks	10,977,839	—	—	10,977,839
Beverages	28,519,486	—	—	28,519,486
Biotechnology	14,649,055	—	—	14,649,055
Building Products	440,012	—	—	440,012
Capital Markets	4,006,635	—	—	4,006,635
Chemicals	2,048,161	—	—	2,048,161
Commercial Services & Supplies	710,252	—	—	710,252
Communications Equipment	635,043	—	—	635,043
Consumer Finance	9,733,714	—	—	9,733,714
Containers & Packaging	329,620	—	—	329,620
Diversified Consumer Services	419,023	—	—	419,023
Diversified Financial Services	788,659	—	—	788,659
Diversified Telecommunication Services	1,280,590	—	—	1,280,590
Electric Utilities	7,109,525	—	—	7,109,525
Electronic Equipment, Instruments & Components	1,721,857	—	—	1,721,857
Energy Equipment & Services	1,861,040	—	—	1,861,040
Equity Real Estate Investment Trusts (REITS)	565,444	—	—	565,444
Food & Staples Retailing	7,084,678	—	—	7,084,678
Food Products	1,712,774	—	—	1,712,774
Gas Utilities	626,195	—	—	626,195
Health Care Equipment & Supplies	2,905,741	—	—	2,905,741
Health Care Providers & Services	10,777,075	—	—	10,777,075
Hotels, Restaurants & Leisure	13,449,833	—	—	13,449,833
Household Durables	203,002	—	—	203,002
Household Products	1,430,134	—	—	1,430,134
Insurance	7,191,697	—	—	7,191,697
Internet Software & Services	6,017,698	—	—	6,017,698
IT Services	41,694,273	—	—	41,694,273
Leisure Equipment & Products	374,959	—	—	374,959
Life Sciences Tools & Services	415,859	—	—	415,859
Machinery	5,932,517	—	—	5,932,517
Media	7,504,402	—	—	7,504,402
Metals & Mining	638,612	—	—	638,612
Multi-Utilities	2,347,187	—	—	2,347,187
Multiline Retail	4,430,428	—	—	4,430,428
Oil, Gas & Consumable Fuels	16,542,317	—	—	16,542,317
Personal Products	2,768,323	—	—	2,768,323
Pharmaceuticals	21,949,682	—	—	21,949,682
Professional Services	5,291,961	—	—	5,291,961
Real Estate Investment Trusts (REITs)	6,743,247	—	—	6,743,247
Real Estate Management & Development	311,265	—	—	311,265
Semiconductors & Semiconductor Equipment	11,424,833	—	—	11,424,833
Software	7,846,921	—	—	7,846,921
Specialty Retail	8,669,857	—	—	8,669,857
Technology Hardware, Storage & Peripherals	570,650	—	—	570,650
Textiles, Apparel & Luxury Goods	2,477,638	—	—	2,477,638
Thrifts & Mortgage Finance	61,683	—	—	61,683

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Trading Companies & Distributors	$1,100,983	$—	$—	$1,100,983
Water Utilities	1,741,738	—	—	1,741,738
Wireless Telecommunication Services	1,489,559	—	—	1,489,559
Short-Term Investments	1,109,438	—	—	1,109,438

TOTAL INVESTMENTS	$311,017,433	$—	$—	$311,017,433

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	357,821	$357,821	$22,023,899	$22,262,581	$—	$—	119,139	$119,139	$6,847	$—

State Street Navigator Securities Lending Government Money Market Portfolio	313,614	313,614	11,047,650	10,370,965	—	—	990,299	990,299	4,271	—

Total		$671,435	$33,071,549	$32,633,546	$—	$—		$1,109,438	$11,118	$—

See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 3.6%
General Dynamics Corp.	3,309	$730,958
Harris Corp.	2,850	459,648
Lockheed Martin Corp.	2,751	929,645
Northrop Grumman Corp.	2,270	792,502
Raytheon Co.	3,080	664,726

		3,577,479

BANKS — 3.2%
Commerce Bancshares, Inc.	7,707	461,726
Investors Bancorp, Inc.	21,228	289,550
People’s United Financial, Inc.	25,949	484,208
PNC Financial Services Group, Inc.	5,129	775,710
US Bancorp	23,059	1,164,480

		3,175,674

BEVERAGES — 2.1%
Coca-Cola Co.	20,716	899,696
PepsiCo, Inc.	10,353	1,130,030

		2,029,726

CAPITAL MARKETS — 2.1%
CME Group, Inc.	4,950	800,613
FactSet Research Systems, Inc. (a)	2,859	570,142
Intercontinental Exchange, Inc.	10,000	725,200

		2,095,955

CHEMICALS — 5.3%
Air Products & Chemicals, Inc.	3,626	576,643
Ashland Global Holdings, Inc.	4,478	312,520
Eastman Chemical Co.	4,400	464,552
Ecolab, Inc.	6,883	943,453
International Flavors & Fragrances, Inc.	4,047	554,075
NewMarket Corp.	686	275,552
PPG Industries, Inc.	4,152	463,363
Praxair, Inc.	5,902	851,659
RPM International, Inc.	10,081	480,561
Scotts Miracle-Gro Co. (a)	3,067	262,995

		5,185,373

COMMERCIAL SERVICES & SUPPLIES — 3.9%
Cintas Corp.	5,032	858,358
KAR Auction Services, Inc.	10,000	542,000
Republic Services, Inc.	22,461	1,487,592
Waste Management, Inc.	11,749	988,326

		3,876,276

COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc.	9,800	420,322
Motorola Solutions, Inc.	4,643	488,908

		909,230

CONTAINERS & PACKAGING — 1.1%
AptarGroup, Inc.	4,583	411,691
Avery Dennison Corp.	5,954	632,612

		1,044,303

Security Description	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.9%
Bright Horizons Family Solutions, Inc. (b)	3,980	$396,886
Service Corp. International	13,398	505,640

		902,526

DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. Class B (b)	6,707	1,337,912

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	16,600	591,790

ELECTRIC UTILITIES — 1.6%
Duke Energy Corp.	8,573	664,151
Southern Co.	19,517	871,629

		1,535,780

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Amphenol Corp. Class A	11,819	1,017,970
CDW Corp.	5,700	400,767

		1,418,737

FOOD & STAPLES RETAILING — 1.6%
Costco Wholesale Corp.	3,495	658,563
Sysco Corp.	14,957	896,822

		1,555,385

FOOD PRODUCTS — 2.1%
General Mills, Inc.	12,670	570,910
Kellogg Co.	11,800	767,118
McCormick & Co., Inc.	6,765	719,729

		2,057,757

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Becton Dickinson and Co.	2,666	577,722
Danaher Corp.	8,826	864,154
Stryker Corp.	5,050	812,646

		2,254,522

HEALTH CARE PROVIDERS & SERVICES — 0.6%
UnitedHealth Group, Inc.	2,760	590,640

HOTELS, RESTAURANTS & LEISURE — 3.5%
Aramark	16,748	662,551
Carnival Corp.	7,500	491,850
McDonald’s Corp.	6,309	986,601
Starbucks Corp.	12,400	717,836
Vail Resorts, Inc.	2,530	560,901

		3,419,739

HOUSEHOLD PRODUCTS — 3.4%
Church & Dwight Co., Inc.	15,100	760,436
Clorox Co.	5,393	717,862
Colgate-Palmolive Co.	12,244	877,650
Procter & Gamble Co.	11,909	944,146

		3,300,094

INDUSTRIAL CONGLOMERATES — 2.5%
3M Co.	3,406	747,685

See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Honeywell International, Inc.	7,643	$1,104,490
Roper Technologies, Inc.	2,273	638,008

		2,490,183

INSURANCE — 19.5%
Aflac, Inc.	24,776	1,084,198
Alleghany Corp.	1,108	680,799
Allstate Corp.	9,892	937,762
American Financial Group, Inc.	5,653	634,380
Aon PLC	6,633	930,809
Arch Capital Group, Ltd. (b)	9,844	842,548
Arthur J Gallagher & Co.	13,392	920,432
Axis Capital Holdings, Ltd.	5,888	338,972
Brown & Brown, Inc.	4,300	109,392
Chubb, Ltd.	7,970	1,090,057
Cincinnati Financial Corp.	11,116	825,474
CNA Financial Corp.	14,600	720,510
Erie Indemnity Co. Class A	1,818	213,870
Everest Re Group, Ltd.	3,004	771,487
Loews Corp.	20,217	1,005,391
Markel Corp. (b)	947	1,108,227
Marsh & McLennan Cos., Inc.	15,473	1,277,915
Progressive Corp.	13,945	849,669
Reinsurance Group of America, Inc.	4,827	743,358
RenaissanceRe Holdings, Ltd.	2,941	407,358
Torchmark Corp.	8,395	706,607
Travelers Cos., Inc.	5,355	743,595
Willis Towers Watson PLC	5,501	837,197
WR Berkley Corp.	7,220	524,894
XL Group, Ltd.	15,092	833,984

		19,138,885

INTERNET SOFTWARE & SERVICES — 0.9%
Alphabet, Inc. Class A (b)	377	391,002
GoDaddy, Inc. Class A (b)	8,800	540,496

		931,498

IT SERVICES — 6.4%
Accenture PLC Class A	4,250	652,375
Amdocs, Ltd.	10,758	717,774
Automatic Data Processing, Inc.	5,914	671,121
Broadridge Financial Solutions, Inc.	6,900	756,861
Fiserv, Inc. (b)	5,919	422,084
International Business Machines Corp.	3,441	527,953
InterXion Holding NV (b)	5,300	329,183
Jack Henry & Associates, Inc.	5,759	696,551
Paychex, Inc.	11,123	685,065
Visa, Inc. Class A	6,750	807,435

		6,266,402

MACHINERY — 1.1%
Illinois Tool Works, Inc.	4,019	629,617
Toro Co.	7,700	480,865

		1,110,482

MEDIA — 1.9%
Cable One, Inc.	330	226,746
Comcast Corp. Class A	14,689	501,923
Omnicom Group, Inc.	8,870	644,583

Security Description	Shares	Value

Walt Disney Co.	5,328	$535,145

		1,908,397

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.4%
Starwood Property Trust, Inc. REIT (a)	18,889	395,725

MULTI-UTILITIES — 3.7%
Ameren Corp.	12,000	679,560
Dominion Energy, Inc.	11,915	803,428
DTE Energy Co.	7,032	734,141
NiSource, Inc.	25,300	604,923
Sempra Energy	7,419	825,141

		3,647,193

OIL, GAS & CONSUMABLE FUELS — 1.2%
Chevron Corp.	4,000	456,160
Exxon Mobil Corp.	9,252	690,292

		1,146,452

PHARMACEUTICALS — 2.9%
Eli Lilly & Co.	7,995	618,573
Johnson & Johnson	7,099	909,737
Merck & Co., Inc.	10,564	575,421
Pfizer, Inc.	19,788	702,276

		2,806,007

PROFESSIONAL SERVICES — 0.8%
Verisk Analytics, Inc. (b)	7,436	773,344

REAL ESTATE INVESTMENT TRUSTS (REITS) —6.7%
American Homes 4 Rent Class A REIT	18,700	375,496
Apartment Investment & Management Co. Class A REIT	11,600	472,700
Apple Hospitality REIT, Inc.	16,200	284,634
AvalonBay Communities, Inc. REIT	5,319	874,763
Boston Properties, Inc. REIT	6,379	786,020
Crown Castle International Corp. REIT	8,068	884,333
Douglas Emmett, Inc. REIT	11,800	433,768
Equity Commonwealth REIT (b)	9,300	285,231
Equity Residential REIT	13,349	822,565
Federal Realty Investment Trust REIT	5,443	631,987
UDR, Inc. REIT	19,777	704,457

		6,555,954

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
Microchip Technology, Inc. (a)	4,779	436,609
Texas Instruments, Inc.	5,520	573,473

		1,010,082

SOFTWARE — 5.1%
Adobe Systems, Inc. (b)	1,878	405,798
ANSYS, Inc. (b)	3,013	472,107
CA, Inc.	21,690	735,291
Cadence Design Systems, Inc. (b)	12,207	448,851
CDK Global, Inc.	7,200	456,048
Check Point Software Technologies, Ltd. (b)	5,363	532,761
Fair Isaac Corp.	2,200	372,614
Intuit, Inc.	2,994	519,010

See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Oracle Corp	11,952	$546,804
Synopsys, Inc. (b)	6,941	577,769

		5,067,053

SPECIALTY RETAIL — 2.5%
AutoZone, Inc. (b)	767	497,545
Home Depot, Inc	3,782	674,104
O’Reilly Automotive, Inc. (b)	1,940	479,917
TJX Cos., Inc	9,768	796,678

		2,448,244

THRIFTS & MORTGAGE FINANCE — 0.5%
New York Community Bancorp, Inc	35,901	467,790

WATER UTILITIES — 0.7%
American Water Works Co., Inc	8,096	664,924

TOTAL COMMON STOCKS (Cost $88,822,202)		97,687,513

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d) (Cost $125,905)	125,905	125,905

TOTAL INVESTMENTS — 99.5% (Cost $88,948,107)		97,813,418

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		514,569

NET ASSETS — 100.0%		$98,327,987

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$3,577,479	$—	$—	$3,577,479
Banks	3,175,674	—	—	3,175,674
Beverages	2,029,726	—	—	2,029,726
Capital Markets	2,095,955	—	—	2,095,955
Chemicals	5,185,373	—	—	5,185,373
Commercial Services & Supplies	3,876,276	—	—	3,876,276
Communications Equipment	909,230	—	—	909,230
Containers & Packaging	1,044,303	—	—	1,044,303
Diversified Consumer Services	902,526	—	—	902,526
Diversified Financial Services	1,337,912	—	—	1,337,912
Diversified Telecommunication Services	591,790	—	—	591,790
Electric Utilities	1,535,780	—	—	1,535,780
Electronic Equipment, Instruments & Components	1,418,737	—	—	1,418,737
Food & Staples Retailing	1,555,385	—	—	1,555,385
Food Products	2,057,757	—	—	2,057,757
Health Care Equipment & Supplies	2,254,522	—	—	2,254,522
Health Care Providers & Services	590,640	—	—	590,640
Hotels, Restaurants & Leisure	3,419,739	—	—	3,419,739

See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Household Products	$3,300,094	$—	$—	$3,300,094
Industrial Conglomerates	2,490,183	—	—	2,490,183
Insurance	19,138,885	—	—	19,138,885
Internet Software & Services	931,498	—	—	931,498
IT Services	6,266,402	—	—	6,266,402
Machinery	1,110,482	—	—	1,110,482
Media	1,908,397	—	—	1,908,397
Mortgage Real Estate Investment Trust (REITs)	395,725	—	—	395,725
Multi-Utilities	3,647,193	—	—	3,647,193
Oil, Gas & Consumable Fuels	1,146,452	—	—	1,146,452
Pharmaceuticals	2,806,007	—	—	2,806,007
Professional Services	773,344	—	—	773,344
Real Estate Investment Trusts (REITs)	6,555,954	—	—	6,555,954
Semiconductors & Semiconductor Equipment	1,010,082	—	—	1,010,082
Software	5,067,053	—	—	5,067,053
Specialty Retail	2,448,244	—	—	2,448,244
Thrifts & Mortgage Finance	467,790	—	—	467,790
Water Utilities	664,924	—	—	664,924
Short-Term Investment	125,905	—	—	125,905

TOTAL INVESTMENTS	$97,813,418	$—	$—	$97,813,418

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	101,628	$101,628	$3,649,831	$3,625,554	$—	$—	125,905	$125,905	$2,860	$—

State Street Navigator Securities Lending Government Money Market Portfolio	—	—	95,641	95,641	—	—	—	—	9	—

Total		$101,628	$3,745,472	$3,721,195	$—	$—		$125,905	$2,869	$—

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AEROSPACE & DEFENSE — 0.6%
Cubic Corp.	6,171	$392,475
Moog, Inc. Class A (a)	3,600	296,676
National Presto Industries, Inc. (b)	5,301	496,969

		1,186,120

AIR FREIGHT & LOGISTICS — 0.2%
Forward Air Corp.	8,407	444,394

AIRLINES — 0.1%
Allegiant Travel Co.	1,400	241,570

AUTO COMPONENTS — 0.6%
Cooper-Standard Holdings, Inc. (a)	2,756	338,465
Dorman Products, Inc. (a)	4,130	273,447
Fox Factory Holding Corp. (a)	7,911	276,094
LCI Industries	2,734	284,746

		1,172,752

BANKS — 10.5%
Arrow Financial Corp.	22,281	756,440
Bank of Hawaii Corp.	10,600	880,860
Bank of Marin Bancorp	9,000	620,550
BCB Bancorp, Inc.	25,313	396,148
Berkshire Hills Bancorp, Inc.	19,028	722,113
Blue Hills Bancorp, Inc.	45,741	953,700
Brookline Bancorp, Inc.	41,777	676,787
CenterState Bank Corp.	23,300	618,149
Central Pacific Financial Corp.	22,502	640,407
Citizens & Northern Corp. (b)	22,858	527,791
Farmers National Banc Corp.	47,597	659,218
First Bancshares, Inc.	19,700	635,325
First Foundation, Inc. (a)	40,000	741,600
First Mid-Illinois Bancshares, Inc.	17,700	645,165
First Northwest Bancorp (a)	18,700	315,843
FNB Bancorp	10,900	401,011
Fulton Financial Corp.	35,700	633,675
Guaranty Bancshares, Inc.	14,500	482,995
HomeTrust Bancshares, Inc. (a)	28,476	741,800
Investar Holding Corp.	16,700	431,695
MidWestOne Financial Group, Inc.	19,400	645,826
National Bank Holdings Corp. Class A	20,287	674,543
Nicolet Bankshares, Inc. (a)	13,400	737,938
Old Line Bancshares, Inc. (b)	19,086	629,838
Orrstown Financial Services, Inc.	15,400	371,910
Park National Corp.	6,400	664,064
QCR Holdings, Inc.	19,000	852,150
Seacoast Banking Corp. of Florida (a)	24,000	635,280
Shore Bancshares, Inc.	23,700	446,982
South State Corp.	7,576	646,233
Southern National Bancorp of Virginia, Inc.	37,641	596,233
State Bank Financial Corp.	22,466	674,205

		20,056,474

BIOTECHNOLOGY — 0.5%
BioSpecifics Technologies Corp. (a)	3,500	155,190
China Biologic Products Holdings, Inc. (a)	1,700	137,700

Security Description	Shares	Value

Emergent BioSolutions, Inc. (a)	3,279	$172,639
Genomic Health, Inc. (a)	4,514	141,243
PDL BioPharma, Inc. (a)	54,921	161,468
Sinovac Biotech, Ltd. (a)	26,600	229,026

		997,266

BUILDING PRODUCTS — 0.4%
AAON, Inc.	8,954	349,206
Simpson Manufacturing Co., Inc.	6,798	391,497

		740,703

CHEMICALS — 2.0%
Balchem Corp.	4,100	335,175
Chase Corp.	2,300	267,835
Hawkins, Inc.	10,100	355,015
HB Fuller Co.	7,731	384,463
Innospec, Inc.	4,199	288,051
Orion Engineered Carbons SA	12,200	330,620
PolyOne Corp.	6,333	269,279
Quaker Chemical Corp.	2,621	388,249
Sensient Technologies Corp.	9,515	671,569
Stepan Co.	3,700	307,766
Trecora Resources (a)	13,200	179,520

		3,777,542

COMMERCIAL SERVICES & SUPPLIES — 3.4%
ABM Industries, Inc.	18,812	629,826
Brady Corp. Class A	8,647	321,236
Clean Harbors, Inc. (a)	6,472	315,898
Covanta Holding Corp. (b)	25,153	364,719
Deluxe Corp.	7,437	550,412
Ennis, Inc.	19,086	375,994
Healthcare Services Group, Inc. (b)	13,214	574,545
Herman Miller, Inc.	7,535	240,743
Matthews International Corp. Class A	9,055	458,183
McGrath RentCorp.	6,263	336,260
MSA Safety, Inc.	3,888	323,637
Pitney Bowes, Inc.	19,988	217,669
SP Plus Corp. (a)	8,146	289,998
Tetra Tech, Inc.	8,300	406,285
UniFirst Corp.	4,310	696,712
Viad Corp.	8,082	423,901

		6,526,018

COMMUNICATIONS EQUIPMENT — 1.4%
ADTRAN, Inc.	20,439	317,826
EchoStar Corp. Class A (a)	7,663	404,376
Gilat Satellite Networks, Ltd. (a)	25,900	228,438
InterDigital, Inc.	3,200	235,520
Ituran Location & Control, Ltd.	14,928	464,261
Plantronics, Inc.	6,784	409,550
Radware, Ltd. (a)	14,536	310,344
Viavi Solutions, Inc. (a)	23,000	223,560

		2,593,875

CONSTRUCTION & ENGINEERING — 0.3%
Valmont Industries, Inc.	3,700	541,310

CONTAINERS & PACKAGING — 0.8%
Silgan Holdings, Inc.	37,200	1,036,020

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

UFP Technologies, Inc. (a)	12,806	$377,777

		1,413,797

DISTRIBUTORS — 0.2%
Weyco Group, Inc.	10,370	348,432

DIVERSIFIED CONSUMER SERVICES — 0.5%
Carriage Services, Inc.	10,900	301,494
Graham Holdings Co. Class B	980	590,205

		891,699

DIVERSIFIED FINANCIAL SERVICES — 0.7%
Compass Diversified Holdings	81,222	1,332,041

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
ATN International, Inc.	6,609	394,029
Cogent Communications Holdings, Inc.	9,945	431,613
Consolidated Communications
Holdings, Inc. (b)	21,692	237,744
Hawaiian Telcom Holdco, Inc. (a)	15,047	401,454
ORBCOMM, Inc. (a)	23,900	223,943

		1,688,783

ELECTRIC UTILITIES — 1.9%
ALLETE, Inc.	9,998	722,355
El Paso Electric Co.	15,539	792,489
MGE Energy, Inc.	11,960	670,956
Otter Tail Corp.	12,279	532,295
Portland General Electric Co.	19,800	802,098

		3,520,193

ELECTRICAL EQUIPMENT — 0.5%
AZZ, Inc.	7,400	323,380
EnerSys	4,800	332,976
Regal Beloit Corp.	5,040	369,684

		1,026,040

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Badger Meter, Inc.	9,398	443,116
Benchmark Electronics, Inc.	19,955	595,657
CTS Corp.	11,703	318,322
ePlus, Inc. (a)	3,198	248,485
MTS Systems Corp.	7,200	371,880
Novanta, Inc. (a)	5,957	310,658
Orbotech, Ltd. (a)	5,275	327,999
Park Electrochemical Corp.	20,300	341,852
Plexus Corp. (a)	6,919	413,272
ScanSource, Inc. (a)	8,821	313,586
Tech Data Corp. (a)	4,281	364,441
Vishay Intertechnology, Inc.	22,500	418,500

		4,467,768

ENERGY EQUIPMENT & SERVICES — 0.7%
Diamond Offshore Drilling, Inc. (a) (b)	8,332	122,147
Dril-Quip, Inc. (a)	4,700	210,560
Natural Gas Services Group, Inc. (a)	6,536	155,884
Newpark Resources, Inc. (a)	17,897	144,966
Oceaneering International, Inc.	11,395	211,263
Oil States International, Inc. (a)	6,598	172,868

Security Description	Shares	Value

Rowan Cos. PLC Class A (a)	9,178	$105,914
SEACOR Holdings, Inc. (a)	5,674	289,941

		1,413,543

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.6%
Armada Hoffler Properties, Inc. REIT (b)	49,120	672,453
CatchMark Timber Trust, Inc. Class A REIT	67,496	841,675
City Office REIT, Inc.	64,841	749,562
Empire State Realty OP, L.P. (b)	45,922	770,112
Empire State Realty Trust, Inc. Class A REIT	47,709	801,034
Farmland Partners, Inc. REIT (b)	59,843	499,689
Getty Realty Corp. REIT	43,876	1,106,553
Gladstone Commercial Corp. REIT	41,252	715,310
Monmouth Real Estate Investment Corp.	56,132	844,225
National Health Investors, Inc. REIT	9,441	635,285
Physicians Realty Trust REIT	43,349	674,944
Terreno Realty Corp.	24,727	853,329
UMH Properties, Inc.	61,044	818,600
Urstadt Biddle Properties, Inc. Class A REIT	35,418	683,567

		10,666,338

FOOD & STAPLES RETAILING — 0.3%
PriceSmart, Inc.	3,600	300,780
Village Super Market, Inc. Class A	11,700	308,529

		609,309

FOOD PRODUCTS — 1.3%
B&G Foods, Inc. (b)	10,070	238,659
Fresh Del Monte Produce, Inc.	11,119	503,024
J&J Snack Foods Corp.	5,563	759,683
Lancaster Colony Corp.	5,500	677,270
Sanderson Farms, Inc.	2,764	328,971
Tootsie Roll Industries, Inc. (b)	16	475

		2,508,082

GAS UTILITIES — 0.9%
ONE Gas, Inc.	10,600	699,812
Spire, Inc.	14,108	1,020,008

		1,719,820

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abaxis, Inc.	2,700	190,674
Analogic Corp.	3,787	363,173
AngioDynamics, Inc. (a)	15,198	262,165
Anika Therapeutics, Inc. (a)	3,400	169,048
AtriCure, Inc. (a)	7,343	150,678
CONMED Corp.	5,078	321,590
CryoLife, Inc. (a)	10,500	210,525
Cutera, Inc. (a)	3,270	164,318
Halyard Health, Inc. (a)	4,700	216,576
Heska Corp. (a)	1,700	134,419
Inogen, Inc. (a)	1,000	122,840
K2M Group Holdings, Inc. (a)	6,300	119,385

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

LeMaitre Vascular, Inc.	6,677	$241,908
Meridian Bioscience, Inc.	18,730	265,966
Merit Medical Systems, Inc. (a)	3,133	142,082
Natus Medical, Inc. (a)	5,324	179,153
Neogen Corp. (a)	4,220	282,698
NuVasive, Inc. (a)	4,500	234,945
NxStage Medical, Inc. (a)	5,864	145,779
Orthofix International NV (a)	3,962	232,886
Oxford Immunotec Global PLC (a) (b)	10,455	130,165
Quidel Corp. (a)	3,456	179,055
RTI Surgical, Inc. (a)	26,600	122,360
Surmodics, Inc. (a)	7,326	278,754
Utah Medical Products, Inc.	3,600	355,860
Wright Medical Group NV (a)	7,900	156,736

		5,373,738

HEALTH CARE PROVIDERS & SERVICES — 2.6%
Almost Family, Inc. (a)	2,549	142,744
Amedisys, Inc. (a)	2,200	132,748
Brookdale Senior Living, Inc. (a)	22,774	152,814
Capital Senior Living Corp. (a) (b)	21,647	232,705
Ensign Group, Inc.	10,012	263,316
LHC Group, Inc. (a)	3,217	198,039
LifePoint Health, Inc. (a)	8,312	390,664
Magellan Health, Inc. (a)	2,500	267,750
National HealthCare Corp.	14,326	854,259
Owens & Minor, Inc. (b)	23,786	369,872
Patterson Cos., Inc.	27,300	606,879
Premier, Inc. Class A (a) (b)	21,705	679,584
Select Medical Holdings Corp. (a)	10,094	174,121
Tenet Healthcare Corp. (a)	5,800	140,650
US Physical Therapy, Inc.	3,700	300,810

		4,906,955

HEALTH CARE TECHNOLOGY — 0.7%
Allscripts Healthcare Solutions, Inc. (a)	22,644	279,654
HealthStream, Inc.	8,933	221,806
HMS Holdings Corp. (a)	8,700	146,508
Omnicell, Inc. (a)	8,337	361,826
Quality Systems, Inc. (a)	17,900	244,335

		1,254,129

HOTELS, RESTAURANTS & LEISURE — 3.2%
Belmond, Ltd. Class A (a)	30,200	336,730
Bloomin’ Brands, Inc.	10,600	257,368
Brinker International, Inc. (b)	10,685	385,728
Carrols Restaurant Group, Inc. (a)	24,100	269,920
Cheesecake Factory, Inc. (b)	12,231	589,779
Del Taco Restaurants, Inc. (a)	22,200	229,992
Denny’s Corp. (a)	29,307	452,207
Dine Brands Global, Inc. (b)	4,142	271,632
International Speedway Corp. Class A	12,873	567,699
Jack in the Box, Inc.	3,800	324,254
La Quinta Holdings, Inc. (a)	15,200	287,432
Lindblad Expeditions Holdings, Inc. (a)	48,044	493,412
Marcus Corp.	14,091	427,662

Security Description	Shares	Value

Papa John’s International, Inc.	4,200	$240,660
Penn National Gaming, Inc. (a)	9,277	243,614
Potbelly Corp. (a)	19,600	236,180
Ruth’s Hospitality Group, Inc.	15,599	381,396

		5,995,665

HOUSEHOLD DURABLES — 0.8%
Century Communities, Inc. (a)	9,298	278,475
Helen of Troy, Ltd. (a)	3,646	317,202
MDC Holdings, Inc.	12,362	345,147
Meritage Homes Corp. (a)	6,074	274,849
Tupperware Brands Corp.	6,074	293,860

		1,509,533

HOUSEHOLD PRODUCTS — 0.3%
WD-40 Co. (b)	4,651	612,537

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Pattern Energy Group, Inc. Class A (b)	11,186	193,406

INSURANCE — 4.8%
American National Insurance Co.	6,829	798,720
Argo Group International Holdings, Ltd.	14,189	814,448
Aspen Insurance Holdings, Ltd.	21,354	957,727
Baldwin & Lyons, Inc. Class B	21,483	472,626
Donegal Group, Inc. Class A	27,927	441,247
Enstar Group, Ltd. (a)	3,676	772,879
Greenlight Capital Re, Ltd. Class A (a)	43,855	703,873
Navigators Group, Inc.	11,196	645,449
ProAssurance Corp.	16,760	813,698
Safety Insurance Group, Inc.	11,700	899,145
White Mountains Insurance Group, Ltd.	2,100	1,727,292

		9,047,104

INTERNET SOFTWARE & SERVICES — 0.4%
Appfolio, Inc. Class A (a)	6,200	253,270
NIC, Inc.	22,107	294,023
XO Group, Inc. (a)	13,000	269,750

		817,043

IT SERVICES — 1.7%
Convergys Corp.	19,482	440,683
CSG Systems International, Inc.	8,500	384,965
EVERTEC, Inc.	19,050	311,468
ExlService Holdings, Inc. (a)	6,000	334,620
ManTech International Corp. Class A	9,100	504,777
Perficient, Inc. (a)	11,445	262,319
Science Applications International Corp.	3,700	291,560
Sykes Enterprises, Inc. (a)	15,293	442,579
Travelport Worldwide, Ltd.	20,600	336,604

		3,309,575

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Callaway Golf Co.	20,500	335,380

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Luminex Corp.	25,555	538,444

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

MACHINERY — 2.4%
Actuant Corp. Class A	16,157	$375,650
Albany International Corp. Class A	5,641	353,691
Barnes Group, Inc.	6,547	392,100
Briggs & Stratton Corp.	13,657	292,396
ESCO Technologies, Inc.	6,942	406,454
Gencor Industries, Inc. (a)	17,200	276,920
Hillenbrand, Inc.	10,758	493,792
Lindsay Corp.	5,879	537,576
Mueller Industries, Inc.	12,000	313,920
RBC Bearings, Inc. (a)	2,842	352,976
Timken Co.	7,200	328,320
Watts Water Technologies, Inc. Class A	6,565	510,101

		4,633,896

MEDIA — 2.0%
AMC Networks, Inc. Class A (a) (b)	7,397	382,425
IMAX Corp. (a)	14,300	274,560
Loral Space & Communications, Inc. (a) (b)	11,205	466,688
Manchester United PLC Class A	24,926	478,579
Meredith Corp. (b)	4,845	260,661
MSG Networks, Inc. Class A (a)	13,644	308,354
New Media Investment Group, Inc.	17,600	301,664
Reading International, Inc. Class A (a)	16,000	266,400
Scholastic Corp.	14,406	559,529
TEGNA, Inc.	21,200	241,468
Tribune Media Co. Class A	8,442	341,986

		3,882,314

METALS & MINING — 0.8%
Commercial Metals Co.	11,200	229,152
Compass Minerals International, Inc. (b)	8,458	510,017
Kaiser Aluminum Corp.	5,233	528,010
Worthington Industries, Inc.	5,800	248,936

		1,516,115

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 7.1%
Apollo Commercial Real Estate
Finance, Inc. REIT (b)	113,487	2,040,496
Arbor Realty Trust, Inc.	84,500	745,290
Ares Commercial Real Estate Corp. REIT	49,277	608,571
Blackstone Mortgage Trust, Inc. Class A	30,000	942,600
Capstead Mortgage Corp. REIT	176,736	1,528,767
Cherry Hill Mortgage Investment Corp.	21,800	382,372
Chimera Investment Corp. REIT	54,900	955,809
Dynex Capital, Inc. REIT	100,371	665,460
Invesco Mortgage Capital, Inc. REIT (b)	46,180	756,428
Ladder Capital Corp. REIT	43,400	654,472
MFA Financial, Inc. REIT	188,106	1,416,438
MTGE Investment Corp. REIT	43,719	782,570
PennyMac Mortgage Investment Trust REIT	38,900	701,367
Sutherland Asset Management Corp.	45,700	692,355

Security Description	Shares	Value

Western Asset Mortgage Capital Corp.	68,000	$658,920

		13,531,915

MULTI-UTILITIES — 0.4%
Unitil Corp.	16,995	788,738

OIL, GAS & CONSUMABLE FUELS — 1.8%
Delek US Holdings, Inc.	3,200	130,240
Evolution Petroleum Corp.	23,321	187,734
Green Plains, Inc.	6,600	110,880
Gulfport Energy Corp. (a)	16,011	154,506
Kosmos Energy, Ltd. (a)	25,200	158,760
Matador Resources Co. (a)	4,000	119,640
NextDecade Corp. (a)	110,600	546,364
Panhandle Oil and Gas, Inc. Class A	7,000	135,100
Par Pacific Holdings, Inc. (a)	10,576	181,590
PBF Energy, Inc. Class A	4,834	163,873
Permian Basin Royalty Trust (b)	27,527	265,636
QEP Resources, Inc. (a)	12,400	121,396
Renewable Energy Group, Inc. (a)	10,700	136,960
Sabine Royalty Trust (b)	7,309	321,230
San Juan Basin Royalty Trust	13,000	102,700
SemGroup Corp. Class A	5,500	117,700
Ship Finance International, Ltd. (b)	28,955	414,056

		3,368,365

PAPER & FOREST PRODUCTS — 0.2%
Neenah, Inc.	5,160	404,544

PERSONAL PRODUCTS — 0.5%
Edgewell Personal Care Co. (a)	11,000	537,020
Medifast, Inc.	3,300	308,385

		845,405

PHARMACEUTICALS — 0.4%
Amphastar Pharmaceuticals, Inc. (a)	6,300	118,125
Impax Laboratories, Inc. (a)	6,200	120,590
Mallinckrodt PLC (a)	8,000	115,840
Medicines Co. (a)	4,100	135,054
Prestige Brands Holdings, Inc. (a)	7,773	262,106

		751,715

PROFESSIONAL SERVICES — 1.1%
CBIZ, Inc. (a)	26,008	474,646
Exponent, Inc.	6,700	526,955
Forrester Research, Inc.	11,227	465,359
ICF International, Inc.	5,376	314,227
Kelly Services, Inc. Class A	12,343	358,441

		2,139,628

REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.0%
Acadia Realty Trust REIT	29,659	729,611
AG Mortgage Investment Trust, Inc. REIT	38,800	673,956
American Assets Trust, Inc. REIT	20,829	695,897
Anworth Mortgage Asset Corp. REIT	164,305	788,664
ARMOUR Residential REIT, Inc. (b)	30,437	708,573
Brandywine Realty Trust REIT	41,600	660,608
Chesapeake Lodging Trust REIT	24,400	678,564
Columbia Property Trust, Inc. REIT	38,181	781,183

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Corporate Office Properties Trust REIT	25,100	$648,333
Cousins Properties, Inc. REIT	83,000	720,440
Easterly Government Properties, Inc. REIT	64,100	1,307,640
EastGroup Properties, Inc. REIT	8,881	734,104
Education Realty Trust, Inc. REIT	26,380	863,945
Healthcare Realty Trust, Inc. REIT	27,200	753,712
Independence Realty Trust, Inc. REIT	83,729	768,632
LTC Properties, Inc. REIT	17,956	682,328
Paramount Group, Inc. REIT	58,200	828,768
Pebblebrook Hotel Trust REIT (b)	43	1,477
Piedmont Office Realty Trust, Inc. Class A REIT	55,554	977,195
PS Business Parks, Inc. REIT	8,586	970,562
Ramco-Gershenson Properties Trust REIT	57,244	707,536
Retail Opportunity Investments Corp. REIT	43,408	767,019
Retail Properties of America, Inc. Class A REIT	70,100	817,366
Rexford Industrial Realty, Inc. REIT	28,719	826,820
Saul Centers, Inc. REIT	13,873	707,107
Sunstone Hotel Investors, Inc. REIT	44,349	674,992
Two Harbors Investment Corp.	75,800	1,165,046
Urban Edge Properties REIT	41,600	888,160
Washington Real Estate Investment Trust	27,017	737,564
Weingarten Realty Investors REIT	23,500	659,880

		22,925,682

ROAD & RAIL — 0.6%
Heartland Express, Inc.	19,208	345,552
Marten Transport, Ltd.	13,563	309,236
Werner Enterprises, Inc.	11,910	434,715

		1,089,503

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Cabot Microelectronics Corp.	3,188	341,466
Diodes, Inc. (a)	9,300	283,278
DSP Group, Inc. (a)	24,316	286,929
Kulicke & Soffa Industries, Inc. (a)	9,900	247,599
Nova Measuring Instruments, Ltd. (a)	10,802	293,058
Photronics, Inc. (a)	29,375	242,344
Rudolph Technologies, Inc. (a)	8,200	227,140
Xperi Corp.	10,300	217,845

		2,139,659

SOFTWARE — 2.2%
ACI Worldwide, Inc. (a)	20,273	480,876
Agilysys, Inc. (a)	26,300	313,496
American Software, Inc. Class A	38,854	505,102
Bottomline Technologies de, Inc. (a)	10,210	395,637
CommVault Systems, Inc. (a)	4,400	251,680
Magic Software Enterprises, Ltd.	34,845	296,182
Manhattan Associates, Inc. (a)	5,400	226,152
MicroStrategy, Inc. Class A (a)	1,982	255,658
Monotype Imaging Holdings, Inc.	10,795	242,348
Progress Software Corp.	12,155	467,360

Security Description	Shares	Value

Verint Systems, Inc. (a)	9,540	$406,404
Zix Corp. (a)	59,186	252,724

		4,093,619

SPECIALTY RETAIL — 1.5%
Bed Bath & Beyond, Inc.	15,900	333,741
Cato Corp. Class A	18,406	271,305
Dick’s Sporting Goods, Inc.	7,100	248,855
Guess?, Inc.	16,700	346,358
Haverty Furniture Cos., Inc.	12,500	251,875
Monro, Inc. (b)	6,414	343,790
Murphy USA, Inc. (a)	4,087	297,534
Sally Beauty Holdings, Inc. (a) (b)	25,534	420,034
Sonic Automotive, Inc. Class A	14,800	280,460

		2,793,952

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Diebold Nixdorf, Inc. (b)	700	10,780
Electronics For Imaging, Inc. (a)	8,880	242,690

		253,470

TEXTILES,APPAREL & LUXURY GOODS — 0.7%
Culp, Inc.	10,884	332,506
Steven Madden, Ltd.	10,550	463,145
Unifi, Inc. (a)	8,000	290,000
Wolverine World Wide, Inc.	9,727	281,111

		1,366,762

THRIFTS & MORTGAGE FINANCE — 7.3%
BankFinancial Corp.	29,800	506,004
Capitol Federal Financial, Inc.	121,242	1,497,339
Charter Financial Corp.	25,248	514,807
Clifton Bancorp, Inc.	37,598	588,409
Dime Community Bancshares, Inc.	34,823	640,743
Entegra Financial Corp. (a)	12,700	368,300
FS Bancorp, Inc.	5,700	304,950
Home Bancorp, Inc.	15,300	660,501
Kearny Financial Corp.	58,568	761,384
Meridian Bancorp, Inc.	57,750	1,163,662
Northfield Bancorp, Inc.	76,200	1,189,482
Northwest Bancshares, Inc. (b)	59,699	988,615
Oritani Financial Corp.	76,321	1,171,527
Territorial Bancorp, Inc.	16,000	474,560
Timberland Bancorp, Inc.	12,500	380,000
United Financial Bancorp, Inc.	42,448	687,658
Washington Federal, Inc.	18,100	626,260
Waterstone Financial, Inc.	44,595	771,494
Western New England Bancorp, Inc.	54,908	584,770

		13,880,465

TOBACCO — 0.6%
Universal Corp.	7,611	369,134
Vector Group, Ltd. (b)	40,285	821,411

		1,190,545

TRADING COMPANIES & DISTRIBUTORS — 1.4%
Applied Industrial Technologies, Inc.	6,127	446,658

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

GATX Corp. (b)	5,844	$400,255
Kaman Corp.	12,264	761,840
MRC Global, Inc. (a)	7,700	126,588
Nexeo Solutions, Inc. (a)	47,000	502,900
NOW, Inc. (a) (b)	17,298	176,786
Rush Enterprises, Inc. Class A (a)	7,233	307,330

		2,722,357

TRANSPORTATION INFRASTRUCTURE — 0.2%
Macquarie Infrastructure Corp.	9,300	343,449

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Spok Holdings, Inc.	19,368	289,552
Telephone & Data Systems, Inc.	12,302	344,825

		634,377

TOTAL COMMON STOCKS (Cost $190,058,064)		189,073,853

SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	494,271	494,271

Security Description	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	4,741,448	$4,741,448

TOTAL SHORT-TERM INVESTMENTS (Cost $5,235,719)		5,235,719

TOTAL INVESTMENTS — 102.0%
(Cost $195,293,783)		194,309,572

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(3,896,041)

NET ASSETS — 100.0%		$190,413,531

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks
Aerospace & Defense	$1,186,120	$—	$—	$1,186,120
Air Freight & Logistics	444,394	—	—	444,394
Airlines	241,570	—	—	241,570
Auto Components	1,172,752	—	—	1,172,752
Banks	20,056,474	—	—	20,056,474
Biotechnology	997,266	—	—	997,266
Building Products	740,703	—	—	740,703
Chemicals	3,777,542	—	—	3,777,542
Commercial Services & Supplies	6,526,018	—	—	6,526,018
Communications Equipment	2,365,437	—	—	2,593,875
Construction & Engineering	541,310	—	—	541,310
Containers & Packaging	1,413,797	—	—	1,413,797
Distributors	348,432	—	—	348,432
Diversified Consumer Services	891,699	—	—	891,699
Diversified Financial Services	1,332,041	—	—	1,332,041
Diversified Telecommunication Services	1,688,783	—	—	1,688,783
Electric Utilities	3,520,193	—	—	3,520,193
Electrical Equipment	1,026,040	—	—	1,026,040
Electronic Equipment, Instruments & Components	4,467,768	—	—	4,467,768
Energy Equipment & Services	1,413,543	—	—	1,413,543
Equity Real Estate Investment Trusts (REITS)	10,666,338	—	—	10,666,338
Food & Staples Retailing	609,309	—	—	609,309
Food Products	2,508,082	—	—	2,508,082
Gas Utilities	1,719,820	—	—	1,719,820

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Health Care Equipment & Supplies	$5,373,738	$—	$—	$5,373,738
Health Care Providers & Services	4,906,955	—	—	4,906,955
Health Care Technology	1,254,129	—	—	1,254,129
Hotels, Restaurants & Leisure	5,995,665	—	—	5,995,665
Household Durables	1,509,533	—	—	1,509,533
Household Products	612,537	—	—	612,537
Independent Power Producers & Energy Traders	193,406	—	—	193,406
Insurance	9,047,104	—	—	9,047,104
Internet Software & Services	817,043	—	—	817,043
IT Services	3,309,575	—	—	3,309,575
Leisure Equipment & Products	335,380	—	—	335,380
Life Sciences Tools & Services	538,444	—	—	538,444
Machinery	4,633,896	—	—	4,633,896
Media	3,882,314	—	—	3,882,314
Metals & Mining	1,516,115	—	—	1,516,115
Mortgage Real Estate Investment Trust (REITs)	13,531,915	—	—	13,531,915
Multi-Utilities	788,738	—	—	788,738
Oil, Gas & Consumable Fuels	2,822,001	—	—	3,368,365
Paper & Forest Products	404,544	—	—	404,544
Personal Products	845,405	—	—	845,405
Pharmaceuticals	751,715	—	—	751,715
Professional Services	2,139,628	—	—	2,139,628
Real Estate Investment Trusts (REITs)	22,925,682	—	—	22,925,682
Road & Rail	1,089,503	—	—	1,089,503
Semiconductors & Semiconductor Equipment	2,139,659	—	—	2,139,659
Software	4,093,619	—	—	4,093,619
Specialty Retail	2,793,952	—	—	2,793,952
Technology Hardware, Storage & Peripherals	253,470	—	—	253,470
Textiles, Apparel & Luxury Goods	1,366,762	—	—	1,366,762
Thrifts & Mortgage Finance	13,880,465	—	—	13,880,465
Tobacco	1,190,545	—	—	1,190,545
Trading Companies & Distributors	2,722,357	—	—	2,722,357
Transportation Infrastructure	343,449	—	—	343,449
Wireless Telecommunication Services	634,377	—	—	634,377
Short-Term Investments	5,235,719	—	—	5,235,719

TOTAL INVESTMENTS	$193,534,770	$—	$—	$194,309,572

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	495,051	$495,051	$23,716,486	$23,717,266	$—	$—	494,271	$494,271	$9,665	$—

State Street Navigator Securities Lending Government Money Market Portfolio	3,879,856	3,879,856	22,202,186	21,340,594	—	—	4,741,448	4,741,448	70,238	—

Total		$4,374,907	$45,918,672	$45,057,860	$—	$—		$5,235,719	$79,903	$—

See accompanying notes to schedule of investments.

SPDR WELLS FARGO PREFERRED STOCK ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS — 99.1%
BANKS — 48.6%
Bank of America Corp. 6.00% 1/25/2166 (a)	129,099	$3,350,119
Bank of America Corp. 6.20% 1/29/2166	156,817	4,080,378
Bank of America Corp. 6.50% 1/29/2166 (a)	156,817	4,139,969
Bank of America Corp. 6.63% 3/9/2166	156,817	4,110,174
Bank of America Corp. 3 Month USD LIBOR + 0.50% 4.00% 2/21/2166 (a) (b)	60,490	1,420,910
Bank of America Corp. 6.38% 2/28/2166	93,694	2,394,819
Bank of America Corp. 3 Month USD LIBOR + 0.65% 3.00% 2/28/2166 (b)	42,888	946,538
Bank of America Corp. 6.63% 4/2/2166	52,306	1,345,833
Bank of America Corp. 3 Month USD LIBOR + 0.35% 4.00%2/15/2166 (a) (b)	45,513	1,070,921
Bank of America Corp. 6.20% 3/14/2166 (a)	93,858	2,392,440
Bank of New York Mellon Corp. 5.20% 3/20/2018 (a)	158,004	3,981,701
BB&T Corp. 5.85% 5/1/2018	155,969	3,960,053
BB&T Corp. 5.63% 5/1/2018	311,938	7,839,002
BB&T Corp. 5.20% 5/1/2018 (a)	122,918	3,070,492
BB&T Corp. 5.20% 6/1/2018 (a)	136,519	3,412,975
BB&T Corp. 5.63% 6/1/2021 (a)	126,132	3,356,373
Capital One Financial Corp. 6.00% 11/20/2017 (a)	238,283	6,028,560
Capital One Financial Corp. 6.25% 9/1/2019	135,625	3,516,756
Capital One Financial Corp. 6.70% 12/1/2019 (a)	136,519	3,608,197
Capital One Financial Corp. 6.00% 12/1/2021 (a)	135,625	3,524,894
Capital One Financial Corp. 5.20% 12/1/2021 (a)	162,750	4,026,435
Capital One Financial Corp. 6.20% 12/1/2020 (a)	135,625	3,604,913
Countrywide Capital V 7.00% 11/1/2036 (a)	405,520	10,543,520
Fifth Third Bancorp 3 Month USD LIBOR + 3.71% 6.63% 12/31/2023 (a) (b)	122,818	3,580,145
HSBC Holdings PLC 6.20% 11/22/2017 (a)	188,077	4,842,983
HSBC Holdings PLC 8.13% 11/22/2017 (a)	285,360	7,507,822
HSBC Holdings PLC 8.00% 11/22/2017 (a)	492,893	12,884,223
Huntington Bancshares, Inc. 6.25% 4/15/2021 (a)	162,750	4,434,937
ING Groep NV 6.13% 1/15/2018	189,875	4,858,901

Security Description	Shares	Value

ING Groep NV 6.38% 12/15/2017 (a)	283,457	$7,321,694
JPMorgan Chase & Co. 5.45% 3/1/2018	130,270	3,284,107
JPMorgan Chase & Co. 6.30% 9/1/2019 (a)	127,375	3,327,035
JPMorgan Chase & Co. 6.70% 3/1/2019	133,889	3,499,858
JPMorgan Chase & Co. 6.13% 3/1/2020 (a)	206,985	5,416,797
JPMorgan Chase & Co. 6.15% 9/1/2020 (a)	166,456	4,401,097
JPMorgan Chase & Co. 6.10% 9/1/2020 (a)	206,261	5,443,228
KeyCorp 3 Month USD LIBOR + 3.89% 6.13% 12/15/2026 (a) (b)	135,625	3,827,337
Merrill Lynch Capital Trust I 6.45% 12/15/2066 (a) (b)	284,813	7,288,365
Merrill Lynch Capital Trust III 3 Month USD LIBOR + 1.67% 7.38% 9/15/2067 (a) (b)	204,329	5,365,680
PNC Financial Services Group, Inc. 5.38% 12/1/2017	130,717	3,279,690
PNC Financial Services Group, Inc. 3 Month USD LIBOR + 4.07% 6.13% 5/1/2022 (a) (b)	406,876	11,421,009
State Street Corp. 5.25% 11/20/2017 (a) (c)	136,119	3,412,503
State Street Corp. 3 Month USD LIBOR + 3.11% 5.90% 3/15/2024 (a) (b) (c)	204,329	5,600,658
State Street Corp. 3 Month USD LIBOR + 3.71% 5.35% 3/15/2026 (b) (c)	135,625	3,633,394
State Street Corp. 6.00% 12/15/2019 (a) (c)	203,438	5,350,419
US Bancorp 3 Month USD LIBOR + 0.60% 3.50% 11/20/2017 (a) (b)	272,236	6,313,153
US Bancorp 5.15% 7/15/2018 (a)	135,625	3,446,231
US Bancorp 3 Month USD LIBOR + 4.47% 6.50% 1/15/2022 (a) (b)	298,376	8,333,642
Wells Fargo & Co. 8.00% 12/15/2017	187,471	4,816,130
Wells Fargo & Co. 6.00% 9/15/2019	68,160	1,738,762
Wells Fargo & Co. 3 Month USD LIBOR + 3.69% 6.63% 3/15/2024 (b)	71,741	2,003,726
Wells Fargo & Co. 3 Month USD LIBOR + 3.09% 5.85% 9/15/2023 (b)	150,387	3,953,674
Wells Fargo & Co. 5.25% 6/15/2018 (a)	54,499	1,342,310
Wells Fargo & Co. 5.13% 12/15/2017 (a)	56,678	1,393,145
Wells Fargo & Co. 5.20% 11/20/2017 (a)	65,404	1,603,052

See accompanying notes to schedule of investments.

SPDR WELLS FARGO PREFERRED STOCK ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Wells Fargo & Co. 5.63% 6/15/2022	60,169	$1,507,233
Wells Fargo & Co. 5.50% 9/15/2021 (a)	98,829	2,457,877
Wells Fargo & Co. 5.70% 3/15/2021	85,494	2,154,449
Wells Fargo & Co. 6.00% 12/15/2020 (a)	87,180	2,271,039
		249,042,277
DIVERSIFIED FINANCIAL SERVICES — 5.0%
Apollo Global Management LLC 6.38% 3/15/2022 (a)	74,228	1,859,411
Apollo Global Management LLC 6.38% 3/15/2023	81,375	2,026,238
Ares Management L.P. 7.00% 6/30/2021	83,713	2,187,421
Carlyle Group L.P. 5.88% 9/15/2022	108,014	2,598,817
Charles Schwab Corp. 6.00% 12/1/2020	162,750	4,238,010
Charles Schwab Corp. 5.95% 6/1/2021	203,438	5,328,041
KKR & Co. L.P. 6.75% 6/15/2021	93,162	2,452,024
Legg Mason, Inc. 6.38% 3/15/2056	67,480	1,774,724
Legg Mason, Inc. 5.45% 9/15/2056 (a)	135,625	3,279,412
		25,744,098
ELECTRIC — 12.4%
Alabama Power Co. 5.00% 10/1/2022 (a)	67,813	1,721,094
Dominion Energy, Inc. 5.25% 7/30/2076 (a)	217,000	5,260,080
DTE Energy Co. 5.38% 6/1/2076 (a)	80,976	1,997,678
DTE Energy Co. 6.00% 12/15/2076 (a)	75,611	1,977,228
DTE Energy Co. 5.25% 12/1/2077 (a)	108,014	2,607,458
Duke Energy Corp. 5.13% 1/15/2073 (a)	136,119	3,462,867
Entergy Arkansas, Inc. 4.88% 9/1/2066 (a)	110,715	2,669,339
Entergy Louisiana LLC 4.88% 9/1/2066 (a)	74,247	1,789,353
Entergy Mississippi, Inc. 4.90% 10/1/2066 (a)	71,276	1,744,836
Georgia Power Co. 5.00% 10/1/2077 (a)	74,247	1,823,506
NextEra Energy Capital Holdings, Inc. 5.25% 6/1/2076 (a)	154,613	3,851,410
NextEra Energy Capital Holdings, Inc. 5.13% 11/15/2072 (a)	135,625	3,351,294
NextEra Energy Capital Holdings, Inc. 5.00% 1/15/2073 (a)	122,818	3,040,974
PPL Capital Funding, Inc. 5.90% 4/30/2073 (a)	122,063	3,086,973

Security Description	Shares	Value

SCE Trust II 5.10% 3/15/2018	108,014	$2,495,123
SCE Trust IV 3 Month USD LIBOR + 3.13% 5.38% 9/15/2025 (b)	87,762	2,255,483
SCE Trust V 3 Month USD LIBOR + 3.79% 5.45% 3/15/2026 (b)	81,011	2,104,666
SCE Trust VI 5.00% 6/26/2022 (a)	128,269	2,904,010
Southern Co. 6.25% 10/15/2075	272,136	7,255,146
Southern Co. 5.25% 10/1/2076 (a)	217,930	5,358,899
Southern Co. 5.25% 12/1/2077 (a)	121,518	2,952,887
		63,710,304
HAND & MACHINE TOOLS — 1.0%
Stanley Black & Decker, Inc. 5.75% 7/25/2052 (Cost $5,228,314) (a)	203,438	5,122,569

INSURANCE — 14.0%
Aegon NV 6.38% 2/20/2018 (a)	272,136	7,031,994
Aegon NV 6.50% 3/15/2018 (a)	135,625	3,556,088
Aegon NV 8.00% 2/15/2042 (a)	142,406	3,775,183
Allstate Corp. 3 Month USD LIBOR + 3.17% 5.10% 1/15/2053 (b)	136,419	3,643,752
Allstate Corp. 6.75% 10/15/2018	103,965	2,671,901
Allstate Corp. 6.63% 4/15/2019 (a)	202,760	5,263,650
Arch Capital Group, Ltd. 5.25% 9/29/2021 (a)	121,518	2,949,242
Arch Capital Group, Ltd. 5.45% 8/17/2022	89,112	2,186,808
Aspen Insurance Holdings, Ltd. 3 Month USD LIBOR + 4.06% 5.95% 7/1/2023 (a) (b)	74,228	1,945,516
Aspen Insurance Holdings, Ltd. 5.63%1/1/2027	68,810	1,701,671
Axis Capital Holdings, Ltd. 5.50% 11/7/2021 (a)	149,188	3,670,025
Hartford Financial Services Group, Inc. 3 Month USD LIBOR + 5.60% 7.88% 4/15/2042 (a) (b)	162,750	4,776,713
MetLife, Inc. 3 Month USD LIBOR + 1.00% 4.00% 11/22/2017 (a) (b)	162,750	4,073,633
PartnerRe, Ltd. 7.25% 4/29/2021 (a)	79,349	2,205,902
Prudential Financial, Inc. 5.75% 12/15/2052 (a)	155,969	3,927,299
Prudential Financial, Inc. 5.70% 3/15/2053 (a)	192,588	4,833,959
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.37% 6.20% 9/15/2042 (a) (b)	109,314	3,094,679
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.04% 5.75% 6/15/2056 (a) (b)	108,014	2,842,928
RenaissanceRe Holdings, Ltd. 5.38% 6/1/2018 (a)	74,228	1,851,246

See accompanying notes to schedule of investments.

SPDR WELLS FARGO PREFERRED STOCK ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Torchmark Corp. 6.13% 6/15/2056	81,011	$2,145,981
Validus Holdings, Ltd. 5.80% 6/21/2022 (a)	68,810	1,741,581
WR Berkley Corp. 5.75% 6/1/2056 (a)	78,276	1,968,641

		71,858,392
INTERNET — 1.1%
eBay, Inc. 6.00% 2/1/2056 (Cost $5,238,610)(a)	203,438	5,358,557
MISCELLANEOUS MANUFACTURER — 1.0%
General Electric Co. 4.70% 5/16/2053 (Cost $5,021,368)	198,590	4,895,243
OFFICE & BUSINESS EQUIPMENT — 0.6%
Pitney Bowes, Inc. 6.70% 3/7/2043 (Cost $2,997,951) (a)	114,765	2,857,649

REAL ESTATE INVESTMENT TRUSTS — 8.0%
Digital Realty Trust, Inc. 6.35% 8/24/2020	68,010	1,802,265
Digital Realty Trust, Inc. 7.38% 3/26/2019	98,564	2,591,248
Government Properties Income Trust 5.88% 5/1/2046 (a)	83,713	2,122,962
Kimco Realty Corp. 5.25% 12/20/2022	71,746	1,577,695
National Retail Properties, Inc. 5.70% 5/30/2018	77,601	1,950,113
National Retail Properties, Inc. 5.20% 10/11/2021 (a)	93,162	2,158,564
Public Storage 5.15% 6/2/2022 (a)	75,950	1,841,787
Public Storage 4.90% 10/14/2021 (a)	94,512	2,212,526
Public Storage 4.95% 7/20/2021 (a)	87,762	2,084,347
Public Storage 5.40% 1/20/2021 (a)	81,011	2,045,528
Public Storage 5.38% 11/20/2017 (a)	134,769	3,357,096
Public Storage 6.00% 6/4/2019 (a)	77,635	2,020,839
Public Storage 5.20% 1/16/2018	135,625	3,278,056
Public Storage 5.05% 8/9/2022 (a)	80,976	1,943,424
Senior Housing Properties Trust 5.63% 8/1/2042	94,512	2,357,129
Senior Housing Properties Trust 6.25% 2/1/2046 (a)	67,813	1,748,897
Vornado Realty Trust 5.40% 1/25/2018	80,976	1,943,424
Vornado Realty Trust 5.25% 4/1/2166	86,277	1,982,645
Wells Fargo Real Estate Investment Corp. 6.38% 12/11/2019	74,228	1,926,959
		40,945,504

Security Description	Shares	Value

TELECOMMUNICATIONS — 7.4%
AT&T, Inc. 5.35% 11/1/2066 (a)	358,729	$9,111,717
Qwest Corp. 6.50% 9/1/2056	265,012	5,679,207
Qwest Corp. 6.88% 10/1/2054 (a)	136,131	3,042,528
Qwest Corp. 7.00% 4/1/2052 (a)	142,406	3,283,882
Qwest Corp. 7.00% 7/1/2052 (a)	107,544	2,532,661
Qwest Corp. 6.13% 6/1/2053	210,219	4,317,898
Qwest Corp. 6.63% 9/15/2055	110,234	2,393,180
Qwest Corp. 6.75% 6/15/2057 (a)	179,025	3,924,228
Verizon Communications, Inc. 5.90% 2/15/2054 (a)	135,625	3,588,638
		37,873,939
TOTAL PREFERRED STOCKS (Cost $518,339,064)		507,408,532

SHORT-TERM INVESTMENTS —9.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e)	1,888,058	1,888,058
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	47,307,290	47,307,290
TOTAL SHORT-TERM INVESTMENTS (Cost $49,195,348)		49,195,348
TOTAL INVESTMENTS — 108.7% (Cost $567,534,412)		556,603,880
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.7)%		(44,607,710)
NET ASSETS — 100.0%		$511,996,170

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.
(f)	Investment of cash collateral for securities loaned.

LIBOR = London Interbank Offered Rate

See accompanying notes to schedule of investments.

SPDR WELLS FARGO PREFERRED STOCK ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:

Investments:

Preferred Stocks
Banks	$249,042,277	$—	$—	$249,042,277
Diversified Financial Services	25,744,098	—	—	25,744,098
Electric	63,710,304	—	—	63,710,304
Hand & Machine Tools	5,122,569	—	—	5,122,569
Insurance	71,858,392	—	—	71,858,392
Internet	5,358,557	—	—	5,358,557
Miscellaneous Manufacturer	4,895,243	—	—	4,895,243
Office & Business Equipment	2,857,649	—	—	2,857,649
Real Estate Investment Trusts	40,945,504	—	—	40,945,504
Telecommunications	37,873,939	—	—	37,873,939
Short-Term Investments	49,195,348	—	—	49,195,348
TOTAL INVESTMENTS	$556,603,880	$—	$—	$556,603,880

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Corp.	697,841	$18,834,007	$7,688,063	$8,042,256	$(42,584)	$(440,256)	679,511	$17,996,974	$803,430	$—

State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,189,325	1,189,325	107,648,752	106,950,019	—	—	1,888,058	1,888,058	17,225	—

State Street Navigator Securities Lending Government Money Market Portfolio	13,741,613	13,741,613	137,590,969	104,025,292	—	—	47,307,290	47,307,290	696,244	—

Total		$33,764,945	$252,927,784	$219,017,567	$(42,584)	$(440,256)		$67,192,322	$1,516,899	$—

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.9%
Treasury Inflation Protected Indexed Bonds:
1.75%, 1/15/2028	$4,343,300	$4,776,979
2.00%, 1/15/2026	5,862,744	6,475,049
2.38%, 1/15/2025	8,643,062	9,679,452
2.38%, 1/15/2027	4,754,435	5,448,154
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2019	12,385,453	12,378,641
0.13%, 4/15/2020	12,440,350	12,394,942
0.13%, 4/15/2021	11,038,353	10,946,955
0.13%, 1/15/2022	10,613,972	10,502,526
0.13%, 4/15/2022	10,632,128	10,483,597
0.13%, 7/15/2022	10,374,252	10,272,170
0.13%, 1/15/2023	10,336,303	10,164,824
0.13%, 7/15/2024	10,049,342	9,819,413
0.13%, 7/15/2026	8,944,061	8,598,015
0.25%, 1/15/2025	10,073,094	9,852,191
0.38%, 7/15/2023	10,251,752	10,220,177
0.38%, 7/15/2025	10,059,836	9,933,786
0.38%, 1/15/2027	9,269,246	9,035,754
0.38%, 7/15/2027	8,779,992	8,568,745
0.50%, 1/15/2028 (a)	6,113,182	6,005,529
0.63%, 7/15/2021	9,253,637	9,367,180
0.63%, 1/15/2024	10,224,672	10,280,703
0.63%, 1/15/2026	10,389,288	10,389,808
1.13%, 1/15/2021	9,757,288	9,981,803
1.25%, 7/15/2020	8,640,275	8,872,612
1.38%, 1/15/2020	5,105,656	5,217,214
1.88%, 7/15/2019	4,137,886	4,249,774

Security Description	Principal Amount	Value

2.13%, 1/15/2019	$3	$3

TOTAL U.S. TREASURY OBLIGATIONS (Cost $236,195,973)		233,915,996

	Shares
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b) (c)	22,683	22,683
State Street Navigator Securities Lending Government Money Market Portfolio (b) (d)	2,193,000	2,193,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,215,683)		2,215,683

TOTAL INVESTMENTS — 100.8% (Cost $238,411,656)		236,131,679

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(1,905,688)

NET ASSETS — 100.0%		$234,225,991

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.
(d)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

U.S. Treasury Obligations	$—	$233,915,996	$—	$233,915,996
Short-Term Investments	2,215,683	—	—	2,215,683

TOTAL INVESTMENTS	$2,215,683	$233,915,996	$—	$236,131,679

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,529	$15,529	$29,498,168	$29,491,014	$—	$—	22,683	$22,683	$2,114	$—

State Street Navigator Securities Lending Government Money Market Portfolio	—	—	10,118,496	7,925,496	—	—	2,193,000	2,193,000	876	—

Total.		$15,529	$39,616,664	$37,416,510	$—	$—		$2,215,683	$2,990	$—

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.8% (a)
U.S. Treasury Bill:
1.36%, 5/17/2018	$338,900,000	$338,204,550
1.42%, 5/3/2018	338,900,000	338,425,567
1.49%, 5/10/2018	338,900,000	338,317,773
1.63%, 5/24/2018	431,685,000	430,655,669
1.65%, 5/31/2018	351,022,000	350,062,239
1.66%, 6/7/2018	351,022,000	349,952,587
1.67%, 6/14/2018	363,080,000	361,859,471
1.76%, 6/28/2018	363,080,000	361,603,702
1.81%, 6/21/2018	443,807,000	442,139,027

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,311,206,501)		3,311,220,585

	Shares

SHORT-TERM INVESTMENT — 0.2%
1State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b) (c) (Cost $6,316,663)	6,316,663	6,316,663

TOTAL INVESTMENTS — 100.0% (Cost $3,317,523,164)		3,317,537,248

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(97,596)

NET ASSETS — 100.0%		$3,317,439,652

(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

U.S. Treasury Obligations	$—	$3,311,220,585	$—	$3,311,220,585
Short-Term Investment	6,316,663	—	—	6,316,663

TOTAL INVESTMENTS	$6,316,663	$3,311,220,585	$—	$3,317,537,248

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,071,521	$3,071,521	$18,718,790	$15,473,648	$—	$—	6,316,663	$6,316,663	$21,539	$—

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 70.7%
AUTO MANUFACTURERS — 2.5%
Navistar International Corp. 4.75%, 4/15/2019	$10,950,000	$11,250,030
Tesla, Inc.:
0.25%, 3/1/2019	24,514,000	24,332,596
1.25%, 3/1/2021	38,150,000	37,696,015
2.38%, 3/15/2022	27,275,000	28,344,180

		101,622,821

BIOTECHNOLOGY — 3.6%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024	13,500,000	12,661,650
0.75%, 10/15/2018	10,300,000	10,575,010
1.50%, 10/15/2020	10,000,000	11,058,000
Exact Sciences Corp. 1.00%, 1/15/2025	18,250,000	16,275,350
Illumina, Inc.:
Zero Coupon, 6/15/2019	16,895,000	18,684,180
0.50%, 6/15/2021 (a)	14,175,000	17,442,338
Insmed, Inc. 1.75%, 1/15/2025	11,850,000	10,523,985
Intercept Pharmaceuticals, Inc. 3.25%, 7/1/2023	12,750,000	10,258,650
Ionis Pharmaceuticals, Inc. 1.00%, 11/15/2021	18,565,000	18,332,937
Medicines Co.:
2.50%, 1/15/2022	10,500,000	12,176,850
2.75%, 7/15/2023	11,400,000	11,081,940

		149,070,890

COMMERCIAL SERVICES — 1.8%
Euronet Worldwide, Inc. 1.50%, 10/1/2044	10,750,000	12,697,900
Live Nation Entertainment, Inc. 2.50%, 3/15/2023 (b)	15,000,000	15,127,500
Macquarie Infrastructure Corp.:
2.00%, 10/1/2023 (a)	9,800,000	8,714,160
2.88%, 7/15/2019	10,200,000	10,091,880
Square, Inc. 0.38%, 3/1/2022	11,875,000	26,158,250

		72,789,690

DIVERSIFIED FINANCIAL SERVICES — 0.6%
Blackhawk Network Holdings, Inc. 1.50%, 1/15/2022	13,350,000	14,741,070
JPMorgan Chase Financial Co. LLC Series DMTN, 0.25%, 5/1/2023	10,000,000	9,849,000

		24,590,070

Security Description	Principal Amount	Value

ELECTRICAL COMPONENTS & EQUIPMENT — 0.7%
General Cable Corp. 4.50%, 11/15/2029 (c)	$11,000,000	$11,672,100
SunPower Corp.:
0.88%, 6/1/2021	100,000	77,050
4.00%, 1/15/2023	21,395,000	17,092,466

		28,841,616

ENERGY-ALTERNATE SOURCES — 0.3%
Tesla Energy Operations, Inc. 1.63%, 11/1/2019	15,407,000	14,089,702

ENGINEERING & CONSTRUCTION — 0.4%
Dycom Industries, Inc. 0.75%, 9/15/2021	12,925,000	16,354,003

GAS — 0.6%
CenterPoint Energy, Inc. 3.40%, 9/15/2029 (c)	380,221	25,332,224

HEALTH CARE PRODUCTS — 1.4%
Insulet Corp. 1.38%, 11/15/2024 (b)	10,850,000	12,418,910
NuVasive, Inc. 2.25%, 3/15/2021	17,007,000	18,745,116
Wright Medical Group NV 2.25%, 11/15/2021	10,500,000	11,926,950
Wright Medical Group, Inc. 2.00%, 2/15/2020	15,478,000	15,451,687

		58,542,663

HEALTH CARE SERVICES — 1.5%
Anthem, Inc. 2.75%, 10/15/2042	10,743,000	32,553,439
Molina Healthcare, Inc. 1.13%, 1/15/2020	14,850,000	29,890,080

		62,443,519

INSURANCE — 0.3%
MGIC Investment Corp. 9.00%, 4/1/2063 (b)	10,000,000	13,584,000

INTERNET — 12.9%
Altaba, Inc. Zero Coupon, 12/1/2018	38,906,000	54,075,449
Booking Holdings, Inc.:
0.35%, 6/15/2020	26,877,000	43,116,083
0.90%, 9/15/2021 (a)	26,700,000	33,268,200
Ctrip.com International, Ltd.:
1.00%, 7/1/2020	19,825,000	21,341,613
1.25%, 10/15/2018	12,325,000	14,931,738
1.25%, 9/15/2022	27,525,000	28,617,742
1.99%, 7/1/2025	10,050,000	11,620,815
FireEye, Inc.:
Series A, 1.00%, 6/1/2035 (a)	12,550,000	11,917,480
Series B, 1.63%, 6/1/2035	12,300,000	11,451,300

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

IAC FinanceCo, Inc. 0.88%, 10/1/2022 (b)	$13,500,000	$16,144,650
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047 (a) (b)	11,100,000	10,690,410
RingCentral, Inc. Zero Coupon, 3/15/2023 (b)	12,500,000	12,581,250
Twitter, Inc.:
0.25%, 9/15/2019	25,200,000	24,151,680
1.00%, 9/15/2021	26,825,000	25,051,867
VeriSign, Inc. 3.25%, 8/15/2037	34,298,000	118,437,854
Vipshop Holdings, Ltd. 1.50%, 3/15/2019	17,122,000	18,421,560
Wayfair, Inc. 0.38%, 9/1/2022 (b)	11,650,000	11,046,530
Weibo Corp. 1.25%, 11/15/2022 (b)	24,050,000	28,097,615
Yandex NV 1.13%, 12/15/2018	8,500,000	8,666,600
Zendesk, Inc. 0.25%, 3/15/2023 (b)	13,500,000	13,809,150
Zillow Group, Inc. 2.00%, 12/1/2021	12,450,000	15,089,400

		532,528,986

INVESTMENT COMPANY SECURITY — 0.5%
Ares Capital Corp. 3.75%, 2/1/2022	10,300,000	10,514,240
Prospect Capital Corp. 4.75%, 4/15/2020	11,400,000	11,436,480

		21,950,720

IT SERVICES — 1.6%
Lumentum Holdings, Inc. 0.25%, 3/15/2024	12,450,000	15,745,515
Nutanix, Inc. Zero Coupon, 1/15/2023 (b)	15,250,000	18,242,050
Western Digital Corp. 1.50%, 2/1/2024 (a) (b)	28,200,000	30,515,220

		64,502,785

LODGING — 1.6%
Caesars Entertainment Corp. 5.00%, 10/1/2024	30,513,020	53,684,607
China Lodging Group, Ltd. 0.38%, 11/1/2022 (a) (b)	13,050,000	13,775,580

		67,460,187

MEDIA — 5.1%
DISH Network Corp.:
2.38%, 3/15/2024	26,350,000	23,216,985
3.38%, 8/15/2026	82,842,000	79,859,688
Liberty Interactive LLC:
1.75%, 9/30/2046 (b)	19,840,000	21,998,592
3.50%, 1/15/2031	8,432,607	5,004,752
3.75%, 2/15/2030	11,987,959	8,247,716
4.00%, 11/15/2029	9,985,504	7,071,734
Liberty Media Corp.:

Security Description	Principal Amount	Value

1.38%, 10/15/2023	$26,377,000	$30,175,288
2.13%, 3/31/2048 (b)	10,000,000	9,860,000
2.25%, 9/30/2046	12,300,000	12,794,460
Liberty Media Corp.-Liberty Formula One 1.00%, 1/30/2023	12,000,000	12,608,400

		210,837,615

METAL FABRICATE & HARDWARE — 0.3%
Arconic, Inc. 1.63%, 10/15/2019	10,600,000	11,152,260

MINING — 0.3%
Royal Gold, Inc. 2.88%, 6/15/2019	9,875,000	10,436,888

MISCELLANEOUS MANUFACTURER — 0.4%
Trinity Industries, Inc. 3.88%, 6/1/2036	11,725,000	15,947,173

OIL & GAS — 2.8%
Cheniere Energy, Inc. 4.25%, 3/15/2045	16,200,000	12,525,840
Chesapeake Energy Corp. 5.50%, 9/15/2026	42,100,000	36,130,220
Ensco Jersey Finance, Ltd. 3.00%, 1/31/2024 (a)	22,900,000	18,352,060
Nabors Industries, Inc. 0.75%, 1/15/2024 (b)	14,200,000	10,615,920
Transocean, Inc. 0.50%, 1/30/2023 (a)	22,600,000	25,687,160
Whiting Petroleum Corp. 1.25%, 4/1/2020	14,800,000	13,916,440

		117,227,640

OIL & GAS SERVICES — 0.7%
Weatherford International, Ltd. 5.88%, 7/1/2021	33,650,000	30,066,275

PHARMACEUTICALS — 4.5%
DexCom, Inc. 0.75%, 5/15/2022 (b)	10,600,000	10,910,580
Herbalife, Ltd.:
2.00%, 8/15/2019	31,958,000	38,768,250
2.63%, 3/15/2024 (b)	14,000,000	14,047,600
Horizon Pharma Investment, Ltd. 2.50%, 3/15/2022	10,800,000	9,943,560
Impax Laboratories, Inc. 2.00%, 6/15/2022	17,100,000	16,982,010
Jazz Investments I, Ltd.:
1.50%, 8/15/2024 (b)	16,600,000	16,180,020
1.88%, 8/15/2021 (a)	15,222,000	15,920,690
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024 (b)	13,950,000	18,387,495
Sarepta Therapeutics, Inc. 1.50%, 11/15/2024 (b)	15,400,000	19,214,580
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023 (b)	11,000,000	11,655,600

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Teva Pharmaceutical Finance Co. LLC Series C, 0.25%, 2/1/2026	$13,697,000	$12,069,796

		184,080,181

REAL ESTATE INVESTMENT TRUSTS — 2.3%
Apollo Commercial Real Estate Finance, Inc. 4.75%, 8/23/2022	9,750,000	9,799,725
Blackstone Mortgage Trust, Inc. 4.38%, 5/5/2022	10,800,000	10,646,640
Colony NorthStar, Inc. 3.88%, 1/15/2021	10,650,000	10,029,105
Extra Space Storage L.P. 3.13%, 10/1/2035 (b)	15,230,000	16,888,547
Spirit Realty Capital, Inc. 2.88%, 5/15/2019	10,750,000	10,701,625
Starwood Property Trust, Inc. 4.00%, 1/15/2019	9,050,000	9,722,415
VEREIT, Inc.:
3.00%, 8/1/2018	21,034,000	21,015,069
3.75%, 12/15/2020	6,025,000	6,081,635

		94,884,761

RETAIL — 0.2%
RH Zero Coupon, 6/15/2019 (a) (b)	9,150,000	9,559,005

SEMICONDUCTORS — 14.1%
Advanced Micro Devices, Inc. 2.13%, 9/1/2026	22,350,000	32,530,425
Integrated Device Technology, Inc. 0.88%, 11/15/2022	9,000,000	10,104,300
Intel Corp. 3.25%, 8/1/2039	52,103,000	128,876,770
Microchip Technology, Inc.:
1.63%, 2/15/2025	47,110,000	83,902,910
1.63%, 2/15/2027	56,325,000	67,330,905
2.25%, 2/15/2037	18,825,000	22,637,063
Micron Technology, Inc. Series G, 3.00%, 11/15/2043	27,725,000	49,214,647
Novellus Systems, Inc. 2.63%, 5/15/2041	9,342,000	56,060,408
NXP Semiconductors NV 1.00%, 12/1/2019	31,300,000	38,636,720
ON Semiconductor Corp.:
1.00%, 12/1/2020	19,825,000	28,169,343
1.63%, 10/15/2023 (b)	15,050,000	20,480,040
Silicon Laboratories, Inc. 1.38%, 3/1/2022	10,600,000	12,240,880
Synaptics, Inc. 0.50%, 6/15/2022 (b)	13,850,000	13,113,180

Security Description	Principal Amount	Value

Teradyne, Inc. 1.25%, 12/15/2023	$13,000,000	$19,867,900

		583,165,491

SOFTWARE — 7.4%
Akamai Technologies, Inc. Zero Coupon, 2/15/2019 (a)	18,525,000	19,071,487
Citrix Systems, Inc. 0.50%, 4/15/2019	38,940,000	51,607,182
Guidewire Software, Inc. 1.25%, 3/15/2025	11,000,000	10,787,700
HubSpot, Inc. 0.25%, 6/1/2022 (b)	10,541,000	13,682,218
j2 Global, Inc. 3.25%, 6/15/2029	10,750,000	13,713,775
Nuance Communications, Inc.:
1.00%, 12/15/2035	17,995,000	17,122,243
1.25%, 4/1/2025	9,425,000	9,326,038
Red Hat, Inc. 0.25%, 10/1/2019	22,005,000	44,582,130
ServiceNow, Inc.:
Zero Coupon, 11/1/2018 (a)	14,768,000	33,188,126
Zero Coupon, 6/1/2022 (b)	23,300,000	31,103,170
Verint Systems, Inc. 1.50%, 6/1/2021	10,600,000	10,386,940
Workday, Inc.:
0.25%, 10/1/2022 (b)	31,125,000	33,748,837
0.75%, 7/15/2018	9,800,000	15,033,200

		303,353,046

TELECOMMUNICATIONS —1.8%
Finisar Corp. 0.50%, 12/15/2036	15,375,000	13,822,125
Gogo, Inc. 3.75%, 3/1/2020 (a)	9,875,000	8,892,437
Palo Alto Networks, Inc. Zero Coupon, 7/1/2019	15,825,000	26,063,775
Viavi Solutions, Inc.:
0.63%, 8/15/2033	16,250,000	16,524,625
1.00%, 3/1/2024	8,400,000	8,500,800

		73,803,762

TRANSPORTATION — 0.5%
Golar LNG, Ltd. 2.75%, 2/15/2022	10,800,000	11,067,840
Scorpio Tankers, Inc. 2.38%, 7/1/2019 (a) (b)	9,200,000	8,429,960

		19,497,800

TOTAL CORPORATE BONDS & NOTES (Cost $2,639,564,364)		2,917,715,773

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

CONVERTIBLE PREFERRED STOCKS — 28.6%
AGRICULTURE — 0.5%
Bunge, Ltd. 4.88%, 12/31/2049	178,400	$19,440,248

BANKS — 6.0%
Bank of America Corp. Series L, 7.25%, 12/31/2049	83,912	108,200,328
Wells Fargo & Co. Series L, 7.50%, 12/31/2049	108,384	139,815,360

		248,015,688

DIVERSIFIED FINANCIAL SERVICES — 0.4%
AMG Capital Trust II 5.15%, 10/15/2037	242,088	15,013,039

ELECTRIC — 4.5%
Dominion Energy, Inc. Series A, 6.75%, 8/15/2019	755,700	35,072,037
DTE Energy Co. 6.50%, 10/1/2019	366,259	19,078,431
Dynegy, Inc. 7.00%, 7/1/2019 (a)	126,600	10,961,016
NextEra Energy, Inc.:
6.12%, 9/1/2019	822,709	47,437,401
6.37%, 9/1/2018	365,897	26,639,131
Sempra Energy Series A, 6.00%, 1/15/2021	471,000	48,216,270

		187,404,286

ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Belden, Inc. 6.75%, 7/15/2019	142,650	13,329,216

ENVIRONMENTAL CONTROL — 0.2%
Stericycle, Inc. 5.25%, 9/15/2018	203,505	9,206,566

HAND & MACHINE TOOLS — 0.6%
Stanley Black & Decker, Inc. 5.38%, 5/15/2020 (a)	199,444	22,930,675

HEALTH CARE PRODUCTS — 1.9%
Becton Dickinson and Co. Series A, 6.13%, 5/1/2020	1,348,850	78,813,305

HEALTH CARE SERVICES — 0.9%
Anthem, Inc. 5.25%, 5/1/2018	678,000	36,381,480

INVESTMENT COMPANY SECURITY — 9.0%
Mandatory Exchangeable Trust 5.75%, 6/3/2019 (b)	1,803,700	373,138,634

Security Description	Shares	Value

METAL FABRICATE & HARDWARE — 0.3%
Rexnord Corp. Series A, 5.75%, 11/15/2019	215,300	$13,839,484

OIL & GAS — 0.6%
Anadarko Petroleum Corp. 7.50%, 6/7/2018	240,000	7,152,000
Hess Corp. 8.00%, 2/1/2019	325,624	19,394,165

		26,546,165

PHARMACEUTICALS — 0.8%
Teva Pharmaceutical Industries, Ltd. 7.00%, 12/15/2018	102,250	33,652,520

PIPELINES — 0.7%
Kinder Morgan, Inc. Series A, 9.75%, 10/26/2018 (a)	884,725	27,506,100

REAL ESTATE INVESTMENT TRUSTS — 1.8%
Crown Castle International Corp. Series A, 6.88%, 8/1/2020	45,550	50,921,712
Welltower, Inc. Series I, 6.50%, 12/31/2049	393,838	21,913,146

		72,834,858

TELECOMMUNICATIONS — 0.1%
Frontier Communications Corp. Series A, 11.13%, 6/29/2018 .	492,283	5,631,718

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,104,769,246)		1,183,683,982

SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e)	21,572,167	21,572,167
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	134,401,525	134,401,525

TOTAL SHORT-TERM INVESTMENTS (Cost $155,973,692)		155,973,692

TOTAL INVESTMENTS — 103.1% (Cost $3,900,307,302)		4,257,373,447

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(128,898,352)

NET ASSETS — 100.0%		$4,128,475,095

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.6% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2018. Maturity date shown is the final maturity.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Corporate Bonds & Notes
Auto Manufacturers	$—	$101,622,821	$—	$101,622,821
Biotechnology	—	149,070,890	—	149,070,890
Commercial Services	—	72,789,690	—	72,789,690
Diversified Financial Services	—	24,590,070	—	24,590,070
Electrical Components & Equipment	—	28,841,616	—	28,841,616
Energy-Alternate Sources	—	14,089,702	—	14,089,702
Engineering & Construction	—	16,354,003	—	16,354,003
Gas	—	25,332,224	—	25,332,224
Health Care Products	—	58,542,663	—	58,542,663
Health Care Services	—	62,443,519	—	62,443,519
Insurance	—	13,584,000	—	13,584,000
Internet	—	532,528,986	—	532,528,986
Investment Company Security	—	21,950,720	—	21,950,720
IT Services	—	64,502,785	—	64,502,785
Lodging	—	67,460,187	—	67,460,187
Media	—	210,837,615	—	210,837,615
Metal Fabricate & Hardware	—	11,152,260	—	11,152,260
Mining	—	10,436,888	—	10,436,888
Miscellaneous Manufacturer	—	15,947,173	—	15,947,173
Oil & Gas	—	117,227,640	—	117,227,640
Oil & Gas Services	—	30,066,275	—	30,066,275
Pharmaceuticals	—	184,080,181	—	184,080,181
Real Estate Investment Trusts	—	94,884,761	—	94,884,761
Retail	—	9,559,005	—	9,559,005
Semiconductors	—	583,165,491	—	583,165,491
Software	—	303,353,046	—	303,353,046
Telecommunications	—	73,803,762	—	73,803,762
Transportation	—	19,497,800	—	19,497,800
Convertible Preferred Stocks
Agriculture	19,440,248	—	—	19,440,248
Banks	248,015,688	—	—	248,015,688
Diversified Financial Services	—	15,013,039	—	15,013,039
Electric	149,804,139	37,600,147	—	187,404,286

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Electrical Components & Equipment	$13,329,216	$—	$—	$13,329,216
Environmental Control	9,206,566	—	—	9,206,566
Hand & Machine Tools	—	22,930,675	—	22,930,675
Health Care Products	78,813,305	—	—	78,813,305
Health Care Services	36,381,480	—	—	36,381,480
Investment Company Security	—	373,138,634	—	373,138,634
Metal Fabricate & Hardware	13,839,484	—	—	13,839,484
Oil & Gas	26,546,165	—	—	26,546,165
Pharmaceuticals	33,652,520	—	—	33,652,520
Pipelines	27,506,100	—	—	27,506,100
Real Estate Investment Trusts	72,834,858	—	—	72,834,858
Telecommunications	5,631,718	—	—	5,631,718
Short-Term Investments	155,973,692	—	—	155,973,692

TOTAL INVESTMENTS	$890,975,179	$3,366,398,268	$—	$4,257,373,447

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	50,165,306	$50,165,306	$546,487,723	$575,080,862	$—	$—	21,572,167	$21,572,167	$184,417	$—

State Street Navigator Securities Lending Government Money Market Portfolio	146,798,009	146,798,009	615,342,501	627,738,985	—	—	134,401,525	134,401,525	1,879,845	—

Total		$196,963,315	$1,161,830,224	$1,202,819,847	$—	$—		$155,973,692	$2,064,262	$—

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.6%
ARGENTINA — 1.7%
Argentine Republic Government International Bond:
15.50%, 10/17/2026	ARS	100,180,000	$4,896,974
16.00%, 10/17/2023	ARS	47,675,000	2,298,915
18.20%, 10/3/2021	ARS	101,167,000	5,032,643

			12,228,532

BRAZIL — 12.3%
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 4/1/2019	BRL	19,250,000	5,451,244
Series LTN, Zero Coupon, 10/1/2019	BRL	27,760,000	7,572,476
Series LTN, Zero Coupon, 4/1/2020	BRL	13,200,000	3,449,900
Series LTN, Zero Coupon, 7/1/2021	BRL	29,950,000	6,972,134
Series LTN, Zero Coupon, 1/1/2022	BRL	10,860,000	2,403,032
Series LTN, 0.01%, 7/1/2019	BRL	11,150,000	3,104,199
Series LTN, 0.01%, 1/1/2020	BRL	37,100,000	9,911,647
Series LTN, 0.01%, 7/1/2020	BRL	60,800,000	15,545,837
Brazil Notas do Tesouro Nacional Serie F:
Series NTNF, 10.00%, 1/1/2021	BRL	20,110,000	6,356,397
Series NTNF, 10.00%, 1/1/2023	BRL	42,730,000	13,428,930
Series NTNF, 10.00%, 1/1/2025	BRL	25,400,000	7,929,997
Series NTNF, 10.00%, 1/1/2027	BRL	20,875,000	6,482,186
Series NTNF, 10.00%, 1/1/2029	BRL	2,000,000	616,703
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	105,971
10.25%, 1/10/2028	BRL	1,000,000	331,066
12.50%, 1/5/2022	BRL	350,000	122,672

			89,784,391

CHILE — 1.6%
Bonos de la Tesoreria de la Republica en pesos:
4.50%, 2/28/2021	CLP	1,150,000,000	1,953,274
4.50%, 3/1/2021	CLP	2,840,000,000	4,823,268
Bonos del Banco Central de Chile en Pesos:
Series 5YR, 4.50%, 4/1/2020	CLP	345,000,000	584,533
4.50%, 6/1/2020	CLP	510,000,000	865,624

Security Description	Principal Amount		Value

Series 10YR, 6.00%, 6/1/2018	CLP	30,000,000	$50,003
Series 10YR, 6.00%, 2/1/2021	CLP	305,000,000	537,666
Series 10YR, 6.00%, 3/1/2022	CLP	310,000,000	552,401
6.00%, 3/1/2023	CLP	215,000,000	388,381
Chile Government International Bond 5.50%, 8/5/2020	CLP	1,210,000,000	2,087,652

			11,842,802

COLOMBIA — 4.3%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	1,610,000,000	539,472
7.75%, 4/14/2021	COP	400,000,000	150,400
9.85%, 6/28/2027	COP	115,000,000	51,766
Colombian TES:
Series B, 5.00%, 11/21/2018	COP	3,020,000,000	1,085,898
Series B, 6.00%, 4/28/2028	COP	9,520,000,000	3,285,441
Series B, 6.25%, 11/26/2025	COP	8,755,000,000	3,123,837
Series B, 7.00%, 9/11/2019	COP	7,930,000,000	2,928,572
Series B, 7.00%, 5/4/2022	COP	23,289,000,000	8,749,463
Series B, 7.00%, 6/30/2032	COP	6,264,000,000	2,264,044
Series B, 7.50%, 8/26/2026	COP	20,062,000,000	7,704,042
Series B, 7.75%, 9/18/2030	COP	2,000,000,000	779,651
Series B, 11.00%, 7/24/2020	COP	910,000,000	366,508

			31,029,094

CZECH REPUBLIC — 3.7%
Czech Republic Government Bond:
Series 98, 0.01%, 7/17/2019	CZK	31,700,000	1,525,065
Series 101., 0.01%, 2/10/2020	CZK	49,790,000	2,391,482
Series 100, 0.25%, 2/10/2027	CZK	16,900,000	719,216
Series 97, 0.45%, 10/25/2023	CZK	47,540,000	2,207,195
Series 94, 0.95%, 5/15/2030	CZK	40,020,000	1,696,333
Series 95, 1.00%, 6/26/2026	CZK	30,350,000	1,390,995
Series 76, 1.50%, 10/29/2019	CZK	7,480,000	367,392
Series 89, 2.40%, 9/17/2025	CZK	94,770,000	4,862,767

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

Series 78, 2.50%, 8/25/2028	CZK	34,570,000	$1,775,672
Series 46, 3.75%, 9/12/2020	CZK	105,930,000	5,504,889
Series 61, 3.85%, 9/29/2021	CZK	25,050,000	1,338,503
Series 49, 4.20%, 12/4/2036	CZK	12,550,000	764,527
Series 52, 4.70%, 9/12/2022	CZK	27,350,000	1,532,423
Series 53, 4.85%, 11/26/2057	CZK	2,300,000	163,906
Series 56, 5.00%, 4/11/2019	CZK	10,350,000	524,358
Series 58, 5.70%, 5/25/2024	CZK	5,140,000	314,565

			27,079,288

HUNGARY — 3.4%
Hungary Government Bond:
Series 20/C, 1.00%, 9/23/2020	HUF	210,000,000	838,454
Series 22/B, 1.75%, 10/26/2022	HUF	474,500,000	1,912,518
Series 19/C, 2.00%, 10/30/2019	HUF	74,000,000	300,237
Series 18/C, 2.50%, 6/22/2018	HUF	18,500,000	73,278
Series 21/B, 2.50%, 10/27/2021	HUF	396,000,000	1,648,701
Series 26/D, 2.75%, 12/22/2026	HUF	160,000,000	654,156
Series 24/B, 3.00%, 6/26/2024	HUF	238,400,000	1,010,899
Series 27/A, 3.00%, 10/27/2027	HUF	350,000,000	1,447,663
Series 20/B, 3.50%, 6/24/2020	HUF	1,130,500,000	4,767,823
Series 25/B, 5.50%, 6/24/2025	HUF	1,370,100,000	6,674,651
Series 19/A, 6.50%, 6/24/2019	HUF	42,000,000	178,384
Series 28/A, 6.75%, 10/22/2028	HUF	70,000,000	384,918
Series 22/A, 7.00%, 6/24/2022	HUF	619,760,000	3,031,903
Series 20/A, 7.50%, 11/12/2020	HUF	382,900,000	1,780,128

			24,703,713

INDONESIA — 7.2%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	60,555,000,000	4,332,426
Series FR64, 6.13%, 5/15/2028	IDR	51,600,000,000	3,607,409
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	108,739

Security Description	Principal Amount		Value

Series FR65, 6.63%, 5/15/2033	IDR	17,510,000,000	$1,240,040
Series FR61, 7.00%, 5/15/2022	IDR	62,858,000,000	4,730,501
Series FR59, 7.00%, 5/15/2027	IDR	73,710,000,000	5,442,253
Series FR76, 7.38%, 5/15/2048	IDR	11,700,000,000	850,033
Series FR74, 7.50%, 8/15/2032	IDR	18,300,000,000	1,364,109
Series FR75, 7.50%, 5/15/2038	IDR	49,910,000,000	3,668,707
Series FR69, 7.88%, 4/15/2019	IDR	8,365,000,000	622,315
Series FR53, 8.25%, 7/15/2021	IDR	46,290,000,000	3,589,219
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	294,078
Series FR72, 8.25%, 5/15/2036	IDR	54,290,000,000	4,248,954
Series FR70, 8.38%, 3/15/2024	IDR	35,100,000,000	2,785,424
Series FR56, 8.38%, 9/15/2026	IDR	76,795,000,000	6,156,708
Series FR68, 8.38%, 3/15/2034	IDR	2,830,000,000	223,029
Series FR73, 8.75%, 5/15/2031	IDR	19,050,000,000	1,561,498
Series FR67, 8.75%, 2/15/2044	IDR	7,050,000,000	591,311
Series FR71, 9.00%, 3/15/2029	IDR	6,000,000,000	498,717
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	87,891
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	110,225
Series FR34, 12.80%, 6/15/2021	IDR	350,000,000	30,306
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 6.25%, 5/15/2019	IDR	21,390,000,000	1,558,909
Series PBS, 6.25%, 3/15/2020	IDR	3,000,000,000	218,689
Series PBS, 6.50%, 5/15/2021	IDR	25,400,000,000	1,846,417
Series SR09, 6.90%, 3/10/2020	IDR	5,000,000,000	368,500
Series PBS, 8.25%, 9/15/2020	IDR	5,000,000,000	384,045
Series PBS, 8.75%, 8/15/2023	IDR	3,800,000,000	305,216
Series PBS, 8.88%, 11/15/2031	IDR	22,500,000,000	1,870,534

			52,696,202

ISRAEL — 4.1%
Israel Government Bond:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

Series 0121, 0.50%, 1/31/2021	ILS	2,540,000	$724,386
Series 0421, 1.00%, 4/30/2021	ILS	7,640,000	2,209,552
Series 0825, 1.75%, 8/31/2025	ILS	9,095,000	2,656,443
Series 0327, 2.00%, 3/31/2027	ILS	8,150,000	2,389,474
Series 0519, 2.25%, 5/31/2019	ILS	11,735,000	3,422,967
Series 0324, 3.75%, 3/31/2024	ILS	11,300,000	3,715,196
Series 0347, 3.75%, 3/31/2047	ILS	1,350,000	448,273
Series 0323, 4.25%, 3/31/2023	ILS	2,850,000	946,727
Series 0120, 5.00%, 1/31/2020	ILS	400,000	123,850
Series 0122, 5.50%, 1/31/2022	ILS	19,165,000	6,468,168
Series 0142, 5.50%, 1/31/2042	ILS	9,385,000	4,011,873
Series 1026, 6.25%, 10/30/2026	ILS	7,120,000	2,799,655

			29,916,564

MALAYSIA — 7.7%
Malaysia Government Bond:
Series 0517, 3.44%, 2/15/2021	MYR	6,700,000	1,731,919
Series 0313, 3.48%, 3/15/2023	MYR	1,860,000	474,598
Series 0612, 3.49%, 3/31/2020	MYR	3,200,000	828,182
Series 0307, 3.50%, 5/31/2027	MYR	600,000	146,973
Series 0416, 3.62%, 11/30/2021	MYR	6,650,000	1,729,132
Series 0414, 3.65%, 10/31/2019	MYR	3,130,000	813,799
Series 0315, 3.66%, 10/15/2020	MYR	2,300,000	598,457
Series 0513, 3.73%, 6/15/2028	MYR	240,000	60,917
Series 0215, 3.80%, 9/30/2022	MYR	4,795,000	1,243,478
Series 0116, 3.80%, 8/17/2023	MYR	4,075,000	1,052,653
Series 0413, 3.84%, 4/15/2033	MYR	14,160,000	3,423,147
Series 0117, 3.88%, 3/10/2022	MYR	10,010,000	2,618,283
Series 0613, 3.89%, 7/31/2020	MYR	1,400,000	365,966
Series 0212, 3.89%, 3/15/2027	MYR	600,000	152,694
Series 0316, 3.90%, 11/30/2026	MYR	2,085,000	534,606

Security Description	Principal Amount		Value

Series 0417, 3.90%, 11/16/2027	MYR	14,600,000	$3,756,141
Series 0115, 3.96%, 9/15/2025	MYR	3,580,000	925,351
Series 0314, 4.05%, 9/30/2021	MYR	2,420,000	635,639
Series 0217, 4.06%, 9/30/2024	MYR	16,560,000	4,321,531
Series 0412, 4.13%, 4/15/2032	MYR	800,000	200,766
Series 0111, 4.16%, 7/15/2021	MYR	3,660,000	966,463
Series 0114, 4.18%, 7/15/2024	MYR	2,400,000	629,772
Series 0411, 4.23%, 6/30/2031	MYR	3,610,000	921,791
Series 0415, 4.25%, 5/31/2035	MYR	650,000	161,377
Series 0902, 4.38%, 11/29/2019	MYR	4,730,000	1,243,760
Series 0216, 4.74%, 3/15/2046	MYR	3,675,000	935,747
Series 0317, 4.76%, 4/7/2037	MYR	3,735,000	989,620
Series 3/05, 4.84%, 7/15/2025	MYR	170,000	46,113
Series 0713, 4.94%, 9/30/2043	MYR	300,000	78,834
Malaysia Government Investment Issue:
Series 0416, 3.23%, 4/15/2020	MYR	15,740,000	4,039,764
Series 0312, 3.70%, 9/30/2019	MYR	1,700,000	441,028
Series 0613, 3.72%, 3/23/2021	MYR	4,000,000	1,032,849
Series 0215, 3.80%, 8/27/2020	MYR	6,300,000	1,635,860
Series 0317, 3.95%, 4/14/2022	MYR	16,090,000	4,176,948
Series 0217, 4.05%, 8/15/2024	MYR	5,700,000	1,470,671
Series 0316, 4.07%, 9/30/2026	MYR	4,425,000	1,131,712
Series 0115, 4.19%, 7/15/2022	MYR	4,020,000	1,051,380
Series 0117, 4.26%, 7/26/2027	MYR	13,450,000	3,503,781
Series 0116, 4.39%, 7/7/2023	MYR	2,390,000	629,339
Series 0813, 4.44%, 5/22/2024	MYR	2,300,000	605,583
Series 0609, 4.49%, 4/30/2020	MYR	1,000,000	262,729
Series 0513, 4.58%, 8/30/2033	MYR	7,800,000	2,000,736
Series 0617, 4.72%, 6/15/2033	MYR	2,600,000	684,206

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

Series 0517, 4.76%, 8/4/2037	MYR	900,000	$232,247
Series 0615, 4.79%, 10/31/2035	MYR	810,000	209,741
Series 0417, 4.90%, 5/8/2047	MYR	4,500,000	1,155,919

			55,852,202

MEXICO — 7.4%
Mexican Bonos:
Series M, 5.00%, 12/11/2019	MXN	16,925,000	892,569
Series M, 5.75%, 3/5/2026	MXN	57,100,000	2,840,376
Series M, 6.50%, 6/10/2021	MXN	121,930,000	6,542,077
Series M, 6.50%, 6/9/2022	MXN	107,400,000	5,731,001
Series M 20, 7.50%, 6/3/2027	MXN	67,880,000	3,764,472
Series M, 7.75%, 5/29/2031	MXN	97,420,000	5,461,145
Series M, 7.75%, 11/23/2034	MXN	36,800,000	2,058,570
Series M, 7.75%, 11/13/2042	MXN	58,180,000	3,235,112
Series M, 8.00%, 6/11/2020	MXN	138,510,000	7,708,254
Series M, 8.00%, 12/7/2023	MXN	70,950,000	4,027,049
Series M, 8.00%, 11/7/2047	MXN	20,500,000	1,171,724
Series M 20, 8.50%, 5/31/2029	MXN	28,415,000	1,688,383
Series M 30, 8.50%, 11/18/2038	MXN	21,000,000	1,256,809
Series M 20, 10.00%, 12/5/2024	MXN	92,600,000	5,819,644
Series M 30, 10.00%, 11/20/2036	MXN	27,100,000	1,843,486

			54,040,671

PERU — 2.8%
Bonos de Tesoreria 6.15%, 8/12/2032 (a)	PEN	4,410,000	1,501,517
Peruvian Government International Bond:
Series REGS, 5.20%, 9/12/2023	PEN	5,735,000	1,895,949
Series REGS, 5.70%, 8/12/2024	PEN	3,244,000	1,093,738
Series REGS, 6.35%, 8/12/2028	PEN	9,995,000	3,473,872
Series REGS, 6.71%, 2/12/2055	PEN	475,000	165,414
Series REGS, 6.85%, 2/12/2042	PEN	5,265,000	1,847,291
Series REGS, 6.90%, 8/12/2037	PEN	6,530,000	2,329,569

Security Description	Principal Amount		Value

Series REGS, 6.95%, 8/12/2031	PEN	6,702,000	$2,445,161
Series REGS, 7.84%, 8/12/2020	PEN	590,000	203,880
Series REGS, 8.20%, 8/12/2026	PEN	13,595,000	5,250,136

			20,206,527

PHILIPPINES — 4.0%
Philippine Government Bond:
Series 5-73, 3.38%, 8/20/2020	PHP	38,650,000	719,733
Series 7-57, 3.50%, 3/20/2021	PHP	100,250,000	1,859,398
Series 7-58, 3.50%, 4/21/2023	PHP	3,500,000	60,739
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	357,050
Series 1060, 3.63%, 9/9/2025	PHP	152,100,000	2,559,816
Series 2020, 3.63%, 3/21/2033	PHP	18,150,000	253,432
Series 7-56, 3.88%, 11/22/2019	PHP	57,460,000	1,095,400
Series 5-74, 4.00%, 1/26/2022	PHP	173,800,000	3,216,343
Series 1059, 4.13%, 8/20/2024	PHP	1,700,000	29,379
Series R3-8, 4.25%, 4/11/2020	PHP	49,600,000	949,679
Series 7-59, 4.50%, 4/20/2024	PHP	68,200,000	1,236,948
Series R511, 4.63%, 12/4/2022	PHP	224,900,000	4,195,095
Series 2511, 4.63%, 9/9/2040	PHP	68,100,000	956,975
Series 1061, 4.75%, 5/4/2027	PHP	227,450,000	4,003,033
Series 7-51, 5.00%, 8/18/2018	PHP	5,400,000	104,018
Series 2021, 5.25%, 5/18/2037	PHP	28,800,000	486,206
Series 1052, 5.88%, 12/16/2020	PHP	7,950,000	157,448
Series R251, 6.13%, 10/24/2037	PHP	6,500,000	115,875
Series 1054, 6.38%, 1/19/2022	PHP	4,700,000	94,291
Series 2017, 8.00%, 7/19/2031	PHP	210,037,338	4,657,300
Series 25-8, 8.13%, 12/16/2035	PHP	13,300,000	305,896
Philippine Government International Bond:
3.90%, 11/26/2022	PHP	46,000,000	860,448
4.95%, 1/15/2021	PHP	20,000,000	390,015

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

6.25%, 1/14/2036	PHP	10,000,000	$211,058

			28,875,575

POLAND — 4.5%
Poland Government Bond:
Series 0419, 0.01%, 4/25/2019	PLN	6,874,000	1,978,937
Series 0720, 0.01%, 7/25/2020	PLN	1,100,000	309,675
Series 0721, 1.75%, 7/25/2021	PLN	11,750,000	3,418,350
Series 0123, 2.50%, 1/25/2023	PLN	11,940,000	3,509,181
Series 0726, 2.50%, 7/25/2026	PLN	7,040,000	1,978,221
Series 0727, 2.50%, 7/25/2027	PLN	7,735,000	2,148,448
Series 0725, 3.25%, 7/25/2025	PLN	19,555,000	5,844,977
Series 1023, 4.00%, 10/25/2023	PLN	2,600,000	816,822
Series 1020, 5.25%, 10/25/2020	PLN	7,200,000	2,293,919
Series 1019, 5.50%, 10/25/2019	PLN	11,575,000	3,593,849
Series 1021, 5.75%, 10/25/2021	PLN	14,910,000	4,919,651
Series 0922, 5.75%, 9/23/2022	PLN	3,700,000	1,240,931
Series 0429, 5.75%, 4/25/2029	PLN	1,130,000	408,454

			32,461,415

ROMANIA — 2.7%
Romania Government Bond:
Series 4Y, 2.25%, 2/26/2020	RON	2,405,000	627,731
Series 3Y, 2.30%, 10/26/2020	RON	5,680,000	1,463,840
Series 3Y, 2.50%, 4/29/2019	RON	2,615,000	689,552
Series 5Y, 3.25%, 3/22/2021	RON	2,340,000	616,098
Series 7Y, 3.25%, 4/29/2024	RON	4,595,000	1,149,099
Series 5Y, 3.40%, 3/8/2022	RON	13,160,000	3,420,527
Series 7Y, 3.50%, 12/19/2022	RON	8,175,000	2,109,047
Series 3Y, 4.00%, 10/27/2021	RON	300,000	80,091
Series 5Y, 4.75%, 6/24/2019	RON	4,520,000	1,222,289
Series 10Y, 4.75%, 2/24/2025	RON	4,775,000	1,296,524
Series 7Y, 5.75%, 4/29/2020	RON	8,710,000	2,425,882
Series 15YR, 5.80%, 7/26/2027	RON	4,080,000	1,178,024

Security Description	Principal Amount		Value

Series 10Y, 5.85%, 4/26/2023	RON	4,510,000	$1,285,368
Series 10YR, 5.95%, 6/11/2021	RON	6,460,000	1,834,172

			19,398,244

RUSSIA — 4.4%
Russian Federal Bond - OFZ:
Series 6214, 6.40%, 5/27/2020	RUB	168,755,000	2,945,142
Series 6216, 6.70%, 5/15/2019	RUB	16,000,000	279,877
Series 6210, 6.80%, 12/11/2019	RUB	83,700,000	1,469,597
Series 5083, 7.00%, 12/15/2021	RUB	55,400,000	980,917
Series 6211, 7.00%, 1/25/2023	RUB	19,000,000	338,864
Series 6215, 7.00%, 8/16/2023	RUB	15,612,000	277,839
Series 6212, 7.05%, 1/19/2028	RUB	111,330,000	1,950,773
Series 6222, 7.10%, 10/16/2024	RUB	240,765,000	4,287,711
Series 6220, 7.40%, 12/7/2022	RUB	59,865,000	1,082,463
Series 6217, 7.50%, 8/18/2021	RUB	157,900,000	2,836,708
Series 6205, 7.60%, 4/14/2021	RUB	108,500,000	1,950,894
Series 6209, 7.60%, 7/20/2022	RUB	63,800,000	1,159,407
Series 6221, 7.70%, 3/23/2033	RUB	172,900,000	3,139,293
Series 6219, 7.75%, 9/16/2026	RUB	328,385,000	6,036,516
Series 6207, 8.15%, 2/3/2027	RUB	138,000,000	2,604,000
Series 6218, 8.50%, 9/17/2031	RUB	53,360,000	1,041,253

			32,381,254

SOUTH AFRICA — 4.5%
South Africa Government Bond:
Series R209, 6.25%, 3/31/2036	ZAR	18,635,000	1,223,491
Series R214, 6.50%, 2/28/2041	ZAR	17,330,000	1,129,728
Series R208, 6.75%, 3/31/2021	ZAR	7,000,000	586,762
Series R213, 7.00%, 2/28/2031	ZAR	32,255,000	2,416,938
Series R207, 7.25%, 1/15/2020	ZAR	35,230,000	2,995,907
Series 2023, 7.75%, 2/28/2023	ZAR	4,600,000	394,361

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

Series 2030, 8.00%, 1/31/2030	ZAR	60,285,000	$4,949,488
Series 2032, 8.25%, 3/31/2032	ZAR	32,940,000	2,728,593
Series 2037, 8.50%, 1/31/2037	ZAR	38,875,000	3,191,475
Series 2044, 8.75%, 1/31/2044	ZAR	46,660,000	3,871,267
Series 2048, 8.75%, 2/28/2048	ZAR	21,190,000	1,767,987
Series 2035, 8.88%, 2/28/2035	ZAR	16,160,000	1,383,018
Series 2040, 9.00%, 1/31/2040	ZAR	35,820,000	3,056,400
Series R186, 10.50%, 12/21/2026	ZAR	28,770,000	2,806,888

			32,502,303

SOUTH KOREA — 12.4%
Korea Treasury Bond:
Series 1912, 1.25%, 12/10/2019	KRW	6,418,000,000	5,938,489
Series 2109, 1.38%, 9/10/2021	KRW	6,047,800,000	5,489,149
Series 1906, 1.50%, 6/10/2019	KRW	2,920,000,000	2,724,542
Series 2612, 1.50%, 12/10/2026	KRW	5,804,000,000	4,971,168
Series 3609, 1.50%, 9/10/2036	KRW	3,663,000,000	2,866,804
Series 2006, 1.75%, 6/10/2020	KRW	4,930,000,000	4,585,136
Series 2012, 1.75%, 12/10/2020	KRW	4,285,000,000	3,970,111
Series 2203, 1.88%, 3/10/2022	KRW	7,728,000,000	7,102,198
Series 2606, 1.88%, 6/10/2026	KRW	1,109,000,000	983,291
Series 2003, 2.00%, 3/10/2020	KRW	5,172,000,000	4,840,320
Series 2009, 2.00%, 9/10/2020	KRW	3,004,000,000	2,804,232
Series 2103, 2.00%, 3/10/2021	KRW	5,566,000,000	5,180,260
Series 2209, 2.00%, 9/10/2022	KRW	5,940,200,000	5,468,590
Series 4603, 2.00%, 3/10/2046	KRW	970,000,000	798,447
Series 2706, 2.13%, 6/10/2027	KRW	7,387,000,000	6,636,678
Series 4703, 2.13%, 3/10/2047	KRW	7,627,000,000	6,442,178
Series 2506, 2.25%, 6/10/2025	KRW	2,030,000,000	1,863,227
Series 2512, 2.25%, 12/10/2025	KRW	500,000,000	457,499
Series 3709, 2.25%, 9/10/2037	KRW	5,080,000,000	4,481,638

Security Description	Principal Amount		Value

Series 2712, 2.38%, 12/10/2027	KRW	6,500,000,000	$5,956,065
Series 3509, 2.63%, 9/10/2035	KRW	670,000,000	627,144
2.63%, 3/10/2048	KRW	400,000,000	375,571
Series 1909, 2.75%, 9/10/2019	KRW	800,000,000	758,220
Series 2303, 3.00%, 3/10/2023	KRW	580,000,000	557,172
Series 2409, 3.00%, 9/10/2024	KRW	100,000,000	96,226
Series 4212, 3.00%, 12/10/2042	KRW	265,000,000	264,801
Series 2309, 3.38%, 9/10/2023	KRW	400,000,000	391,006
Series 2403, 3.50%, 3/10/2024	KRW	1,240,000,000	1,224,247
Series 2206, 3.75%, 6/10/2022	KRW	100,000,000	98,707
Series 3312, 3.75%, 12/10/2033	KRW	410,000,000	438,078
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	427,145
Series 2106, 4.25%, 6/10/2021	KRW	1,727,000,000	1,715,663
Series 3012, 4.75%, 12/10/2030	KRW	120,000,000	137,979

			90,671,981

THAILAND — 4.5%
Thailand Government Bond:
1.88%, 6/17/2022	THB	20,400,000	656,473
2.00%, 12/17/2022	THB	68,230,000	2,198,625
2.13%, 12/17/2026	THB	59,340,000	1,851,749
2.55%, 6/26/2020	THB	42,230,000	1,383,056
2.88%, 6/17/2046	THB	104,085,000	3,045,560
3.40%, 6/17/2036	THB	82,650,000	2,717,464
3.45%, 3/8/2019	THB	200,000	6,518
3.58%, 12/17/2027	THB	4,650,000	161,594
3.60%, 6/17/2067	THB	24,000,000	790,116
3.63%, 6/16/2023	THB	32,130,000	1,114,788
3.65%, 12/17/2021	THB	96,300,000	3,302,089
3.65%, 6/20/2031	THB	94,565,000	3,261,237
3.78%, 6/25/2032	THB	19,500,000	676,440
3.80%, 6/14/2041	THB	9,750,000	340,555
3.85%, 12/12/2025	THB	132,190,000	4,685,516
3.88%, 6/13/2019	THB	74,550,000	2,457,859
4.00%, 6/17/2066	THB	28,000,000	1,014,931
4.68%, 6/29/2044	THB	16,500,000	657,185
4.85%, 6/17/2061	THB	12,000,000	507,694
4.88%, 6/22/2029	THB	35,065,000	1,355,520
5.67%, 3/13/2028	THB	10,000,000	406,678

			32,591,647

TURKEY — 4.4%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	6,175,000	1,233,005
7.40%, 2/5/2020	TRY	11,840,000	2,691,452

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

8.00%, 3/12/2025	TRY	4,450,000	$895,302
8.50%, 7/10/2019	TRY	7,510,000	1,780,625
8.50%, 9/14/2022	TRY	900,000	192,546
8.80%, 11/14/2018	TRY	1,780,000	436,530
8.80%, 9/27/2023	TRY	3,670,000	776,357
9.00%, 7/24/2024	TRY	100,000	21,482
9.20%, 9/22/2021	TRY	12,045,000	2,681,802
9.40%, 7/8/2020	TRY	11,230,000	2,602,398
9.50%, 1/12/2022	TRY	375,000	83,872
10.40%, 3/20/2024	TRY	850,000	194,401
10.50%, 1/15/2020	TRY	1,920,000	460,807
10.50%, 8/11/2027	TRY	7,530,000	1,713,610
10.60%, 2/11/2026	TRY	12,190,000	2,786,400
10.70%, 2/17/2021	TRY	9,420,000	2,211,491
10.70%, 8/17/2022	TRY	11,890,000	2,749,341
11.00%, 3/2/2022	TRY	16,640,000	3,898,097
11.00%, 2/24/2027	TRY	12,290,000	2,857,346
12.20%, 1/18/2023	TRY	7,540,000	1,844,363

			32,111,227

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $701,055,491)			710,373,632

		Shares

SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b) (c) (Cost $3,958,159)		3,958,159	3,958,159

TOTAL INVESTMENTS — 98.1% (Cost $705,013,650)			714,331,791

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%			13,533,154

NET ASSETS — 100.0%			$727,864,945

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.

ARS — Argentina Peso

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

HUF — Hungary Forint

IDR — Indonesia Rupiah

ILS — Israeli New Shekel

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peru Nuevo Sol

PHP — Philippines Peso

PLN — Polish Zloty

RON — Romania New Leu

RUB — Russian Ruble

THB — Thai Baht

ZAR — South African Rand

At March 31, 2018, open forward foreign currency exchange contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)

Standard Chartered Bank	USD	540,870	COP	1,555,000,000	04/06/2018	$15,840
Standard Chartered Bank	USD	843,949	IDR	11,660,000,000	04/06/2018	3,857
Standard Chartered Bank	USD	225,343	IDR	3,100,000,000	04/06/2018	60
Standard Chartered Bank	IDR	14,760,000,000	USD	1,072,448	04/06/2018	(761)
Standard Chartered Bank	COP	1,555,000,000	USD	557,348	04/06/2018	638
Standard Chartered Bank	USD	557,148	COP	1,555,000,000	05/04/2018	(551)
Total						$19,083

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

COP = Colombian Peso

IDR = Indonesia Rupiah

USD = U.S. Dollar

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Foreign Government Obligations
Argentina	$—	$12,228,532	$—	$12,228,532
Brazil	—	89,784,391	—	89,784,391
Chile	—	11,842,802	—	11,842,802
Colombia.	—	31,029,094	—	31,029,094
Czech Republic	—	27,079,288	—	27,079,288
Hungary	—	24,703,713	—	24,703,713
Indonesia	—	52,696,202	—	52,696,202
Israel	—	29,916,564	—	29,916,564
Malaysia	—	55,852,202	—	55,852,202
Mexico	—	54,040,671	—	54,040,671
Peru	—	20,206,527	—	20,206,527
Philippines	—	28,875,575	—	28,875,575
Poland	—	32,461,415	—	32,461,415
Romania	—	19,398,244	—	19,398,244
Russia	—	32,381,254	—	32,381,254
South Africa	—	32,502,303	—	32,502,303
South Korea	—	90,671,981	—	90,671,981
Thailand	—	32,591,647	—	32,591,647
Turkey	—	32,111,227	—	32,111,227
Short-Term Investment	3,958,159	—	—	3,958,159

TOTAL INVESTMENTS	$3,958,159	$710,373,632	$—	$714,331,791

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts	—	20,395	—	20,395

TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$20,395	$—	$20,395

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,958,159	$710,392,715	$—	$714,350,874

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts	—	(1,312)	—	(1,312)

TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(1,312)	$0	$(1,312)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	156,191	$156,191	$163,438,637	$159,636,669	$—	$—	3,958,159	$3,958,159	$23,586	$—

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 97.6%
ADVERTISING — 0.4%
Acosta, Inc. 7.75%, 10/1/2022 (a) (b)	$9,995,000	$6,296,850
Lamar Media Corp. 5.38%, 1/15/2024	5,149,000	5,303,470
MDC Partners, Inc. 6.50%, 5/1/2024 (a) (b)	9,366,000	9,143,557
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/2022	6,091,000	6,189,979
5.63%, 2/15/2024	6,279,000	6,294,698

		33,228,554

AEROSPACE & DEFENSE — 0.8%
Arconic, Inc. 5.13%, 10/1/2024 (b)	12,859,000	13,075,995
KLX, Inc. 5.88%, 12/1/2022 (a)	12,044,000	12,420,375
TransDigm, Inc.:
6.00%, 7/15/2022 (b)	11,903,000	12,096,424
6.38%, 6/15/2026	11,272,000	11,356,540
6.50%, 7/15/2024	14,189,000	14,543,725
6.50%, 5/15/2025	9,985,000	10,072,369

		73,565,428

AGRICULTURE — 0.2%
Alliance One International, Inc. 9.88%, 7/15/2021	7,098,000	6,885,060
Vector Group, Ltd. 6.13%, 2/1/2025 (a)	7,943,000	7,943,000

		14,828,060

AIRLINES — 0.1%
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a)	5,739,000	5,796,390
5.50%, 10/1/2019 (a) (b)	7,877,000	8,059,746

		13,856,136

APPAREL — 0.3%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a) (b)	9,356,000	9,168,880
4.88%, 5/15/2026 (a) (b)	10,968,500	10,625,734
Under Armour, Inc. 3.25%, 6/15/2026 (b)	6,170,000	5,450,331

		25,244,945

AUTO MANUFACTURERS — 1.0%
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	7,216,000	7,775,240
Fiat Chrysler Automobiles NV:
4.50%, 4/15/2020 (b)	16,908,000	17,109,205
5.25%, 4/15/2023 (b)	17,276,000	17,621,520
Jaguar Land Rover Automotive PLC:

Security Description	Principal Amount	Value

3.50%, 3/15/2020 (a) (b)	$4,448,000	$4,406,300
4.25%, 11/15/2019 (a)	5,189,000	5,195,486
4.50%, 10/1/2027 (a)	6,723,000	6,302,813
Navistar International Corp. 6.63%, 11/1/2025 (a)	12,532,000	12,516,335
Tesla, Inc. 5.30%, 8/15/2025 (a) (b)	20,479,000	17,867,927

		88,794,826

AUTO PARTS & EQUIPMENT — 1.1%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a)	11,300,000	10,650,250
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	11,627,000	11,525,845
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025 (b)	8,238,000	8,207,107
Delphi Technologies PLC 5.00%, 10/1/2025 (a)	8,609,000	8,243,117
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	7,461,000	7,143,908
5.00%, 5/31/2026	9,272,000	9,017,020
5.13%, 11/15/2023	13,130,000	13,212,719
IHO Verwaltungs GmbH:
4.13%, 9/15/2021 (a)	5,830,149	5,713,546
4.50%, 9/15/2023 (a)	5,389,000	5,227,330
4.75%, 9/15/2026 (a) (b)	4,860,000	4,677,750
Tenneco, Inc. 5.00%, 7/15/2026	6,023,000	5,844,117
ZF North America Capital, Inc.:
4.00%, 4/29/2020 (a)	1,900,000	1,911,875
4.50%, 4/29/2022 (a)	4,045,000	4,085,450
4.75%, 4/29/2025 (a)	4,039,000	4,089,488

		99,549,522

BANKS — 1.9%
CIT Group, Inc.:
4.13%, 3/9/2021	5,944,000	5,973,720
5.00%, 8/1/2023	7,652,000	7,831,822
5.25%, 3/7/2025	6,338,000	6,488,844
Deutsche Bank AG:
4.50%, 4/1/2025	16,390,000	15,826,594
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (b) (c)	10,504,000	9,742,460
USD 5 year swap rate + 2.25%, 4.30%, 5/24/2028 (c)	16,310,000	15,647,814
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	21,520,000	21,160,616
5.71%, 1/15/2026 (a)	16,064,000	16,160,384
Royal Bank of Scotland Group PLC:
5.13%, 5/28/2024	23,655,000	24,085,464
6.00%, 12/19/2023	23,827,000	25,354,311
6.10%, 6/10/2023	10,531,000	11,172,338
6.13%, 12/15/2022	3,284,000	3,487,279

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

UniCredit SpA 5 Year USD ICE Swap + 3.70% 5.86%, 6/19/2032 (a) (c)	$13,199,000	$13,411,504

		176,343,150

BEVERAGES — 0.1%
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	7,783,000	7,685,713

BIOTECHNOLOGY — 0.0% (d)
AMAG Pharmaceuticals, Inc. 7.88%, 9/1/2023 (a)	3,584,000	3,539,200
Concordia International Corp.:
7.00%, 4/15/2023 (a)	10,050,000	672,345
9.50%, 10/21/2022 (a)	10,119,000	676,961

		4,888,506

CHEMICALS — 2.1%
Axalta Coating Systems LLC 4.88%, 8/15/2024 (a)	5,654,000	5,675,485
Blue Cube Spinco, Inc.:
9.75%, 10/15/2023	8,872,500	10,195,390
10.00%, 10/15/2025 (b)	6,199,000	7,283,825
CF Industries, Inc. 3.45%, 6/1/2023 (b)	7,388,000	7,110,950
Chemours Co.:
5.38%, 5/15/2027	6,347,000	6,362,868
6.63%, 5/15/2023	13,501,000	14,176,050
7.00%, 5/15/2025	7,973,000	8,615,624
Consolidated Energy Finance SA 6.88%, 6/15/2025 (a)	5,146,000	5,351,840
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	6,879,000	7,308,937
GCP Applied Technologies, Inc. 9.50%, 2/1/2023 (a)	5,177,000	5,687,970
Hexion, Inc. 10.38%, 2/1/2022 (a)	6,930,000	6,704,775
INEOS Group Holdings SA 5.63%, 8/1/2024 (a) (b)	5,105,000	5,149,924
INVISTA Finance LLC 4.25%, 10/15/2019 (a)	7,158,000	7,158,000
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	12,805,000	13,385,066
Olin Corp.:
5.00%, 2/1/2030	5,288,000	5,063,260
5.13%, 9/15/2027 (b)	6,887,000	6,792,648
Platform Specialty Products Corp.:
5.88%, 12/1/2025 (a)	9,434,000	9,198,150
6.50%, 2/1/2022 (a) (b)	15,602,000	15,875,035
PolyOne Corp. 5.25%, 3/15/2023	2,784,000	2,853,600
PQ Corp. 6.75%, 11/15/2022 (a)	6,202,000	6,519,853

Security Description	Principal Amount	Value

Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	$7,204,000	$7,609,585
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a)	7,619,000	7,466,620
SPCM SA 4.88%, 9/15/2025 (a)	5,263,000	5,111,952
TPC Group, Inc. 8.75%, 12/15/2020 (a)	2,086,000	2,095,804
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	4,585,000	4,504,763
Tronox Finance LLC 7.50%, 3/15/2022 (a)	6,361,000	6,603,354
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	8,464,000	8,654,440

		198,515,768

COAL — 0.5%
CNX Resources Corp. 5.88%, 4/15/2022	20,022,000	20,122,110
CONSOL Energy, Inc. 8.00%, 4/1/2023	7,033,000	7,428,606
Murray Energy Corp. 11.25%, 4/15/2021 (a) (b)	12,790,000	4,820,551
Peabody Energy Corp.:
6.00%, 3/31/2022 (a)	5,302,000	5,421,295
6.38%, 3/31/2025 (a)	5,410,000	5,623,019
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	7,198,000	7,395,945

		50,811,526

COMMERCIAL SERVICES — 4.2%
ADT Corp.:
4.88%, 7/15/2032 (a)	8,589,000	7,456,326
6.25%, 10/15/2021	10,874,000	11,281,775
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	6,945,000	6,754,013
APTIM Corp. 7.75%, 6/15/2025 (a)	5,898,000	5,101,770
APX Group, Inc. 7.88%, 12/1/2022	11,307,000	11,759,280
Ashtead Capital, Inc.:
4.13%, 8/15/2025 (a)	7,598,000	7,294,080
4.38%, 8/15/2027 (a)	8,828,000	8,386,600
5.63%, 10/1/2024 (a)	5,754,000	5,984,160
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.50%, 4/1/2023 (b)	7,136,000	7,118,160
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	11,935,000	12,434,778
Brink’s Co. 4.63%, 10/15/2027 (a)	6,914,000	6,404,438

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Cenveo Corp. 6.00%, 8/1/2019 (a) (e)	$1,814,000	$820,835
Gartner, Inc. 5.13%, 4/1/2025 (a)	9,685,000	9,660,787
GW Honos Security Corp. 8.75%, 5/15/2025 (a)	5,810,000	6,085,975
Herc Rentals, Inc. 7.75%, 6/1/2024 (a) (b)	6,358,000	6,882,535
Hertz Corp.:
5.50%, 10/15/2024 (a) (b)	8,832,000	7,485,120
6.25%, 10/15/2022 (b)	552,000	520,260
7.63%, 6/1/2022 (a) (b)	14,275,000	14,453,437
IHS Markit, Ltd.:
4.00%, 3/1/2026 (a)	5,144,000	4,931,810
4.75%, 2/15/2025 (a)	8,103,000	8,143,515
5.00%, 11/1/2022 (a)	7,895,000	8,191,062
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	11,974,000	12,063,805
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a)	6,402,000	5,745,795
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	10,500,000	10,447,500
Laureate Education, Inc. 8.25%, 5/1/2025 (a) (b)	8,061,000	8,645,422
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	6,398,000	6,238,050
Nielsen Co. Luxembourg SARL:
5.00%, 2/1/2025 (a) (b)	5,225,000	5,159,688
5.50%, 10/1/2021 (a)	7,586,000	7,690,687
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	874,000	875,093
5.00%, 4/15/2022 (a)	26,182,000	26,161,054
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)	25,352,000	27,473,962
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	5,324,000	5,324,000
Service Corp. International:
4.63%, 12/15/2027 (b)	6,216,000	6,013,980
5.38%, 5/15/2024	9,079,000	9,444,884
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	8,443,000	8,168,602
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a) (b)	8,204,000	7,038,212
United Rentals North America, Inc.:
4.63%, 7/15/2023	11,241,000	11,409,615
4.63%, 10/15/2025	10,081,000	9,791,171
4.88%, 1/15/2028	17,651,000	17,012,034
5.50%, 7/15/2025	7,906,000	8,093,768
5.50%, 5/15/2027	15,078,000	15,266,475
5.75%, 11/15/2024 (b)	9,269,000	9,649,956
5.88%, 9/15/2026	11,242,000	11,663,575

		386,528,044

Security Description	Principal Amount	Value

CONSTRUCTION MATERIALS — 1.2%
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	$10,242,000	$10,293,210
CIMPOR Financial Operations B.V. 5.75%, 7/17/2024 (a) (b)	6,981,000	6,656,383
Griffon Corp. 5.25%, 3/1/2022	9,462,000	9,512,149
Masonite International Corp. 5.63%, 3/15/2023 (a)	7,266,000	7,475,261
Ply Gem Industries, Inc. 6.50%, 2/1/2022	5,716,000	5,901,770
St Marys Cement, Inc. Canada 5.75%, 1/28/2027 (a)	5,379,000	5,540,370
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	11,244,000	10,580,604
5.00%, 2/15/2027 (a)	6,602,000	6,412,192
5.38%, 11/15/2024 (a)	12,647,000	12,805,087
5.50%, 2/15/2023 (a)	5,040,000	5,197,500
6.00%, 10/15/2025 (a)	12,626,000	12,973,215
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 7/15/2023	6,931,000	7,086,947
US Concrete, Inc. 6.38%, 6/1/2024	5,586,000	5,802,458
USG Corp. 4.88%, 6/1/2027 (a)	4,882,000	4,924,718

		111,161,864

DISTRIBUTION & WHOLESALE — 0.9%
American Tire Distributors, Inc. 10.25%, 3/1/2022 (a)	12,876,000	13,133,520
Avantor, Inc.:
6.00%, 10/1/2024 (a)	15,785,000	15,686,344
9.00%, 10/1/2025 (a) (b)	22,451,000	22,058,107
H&E Equipment Services, Inc. 5.63%, 9/1/2025	11,703,000	11,790,772
HD Supply, Inc. 5.75%, 4/15/2024 (a)	10,966,000	11,555,423
LKQ Corp. 4.75%, 5/15/2023	6,358,000	6,326,210

		80,550,376

DIVERSIFIED FINANCIAL SERVICES — 4.3%
Aircastle, Ltd.:
4.13%, 5/1/2024 (b)	4,874,000	4,764,335
5.00%, 4/1/2023	4,772,000	4,921,364
5.13%, 3/15/2021	5,910,000	6,057,750
5.50%, 2/15/2022 (b)	5,524,000	5,744,960
Ally Financial, Inc.:
3.75%, 11/18/2019	8,501,000	8,523,953
4.13%, 3/30/2020	7,663,000	7,701,315
4.13%, 2/13/2022 (b)	7,425,000	7,378,965
4.25%, 4/15/2021	6,031,000	6,046,078
4.63%, 3/30/2025	6,882,000	6,813,180
5.13%, 9/30/2024	8,054,000	8,225,148

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

5.75%, 11/20/2025 (b)	$12,931,000	$13,322,809
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	6,580,000	6,168,750
Ditech Holding Corp. 9.00%, 12/31/2024	3,248,790	2,692,435
FBM Finance, Inc. 8.25%, 8/15/2021 (a)	6,408,000	6,684,345
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.88%, 2/1/2022	18,228,000	18,297,266
6.00%, 8/1/2020	18,433,925	18,814,125
6.25%, 2/1/2022	10,922,000	11,113,135
6.38%, 12/15/2025 (b)	9,362,000	9,408,810
6.75%, 2/1/2024	1,122,000	1,140,934
Intelsat Connect Finance SA 12.50%, 4/1/2022 (a)	8,651,000	6,618,015
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/2020 (a) (b)	5,914,000	5,958,355
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 3/15/2022 (a)	5,445,000	5,445,000
LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	10,120,000	9,990,464
Navient Corp.:
5.00%, 10/26/2020	4,719,775	4,737,474
5.88%, 3/25/2021	7,193,000	7,345,851
5.88%, 10/25/2024 (b)	6,723,000	6,580,472
6.50%, 6/15/2022	11,198,000	11,547,938
6.63%, 7/26/2021	7,973,000	8,281,954
6.75%, 6/25/2025 (b)	7,496,000	7,645,920
7.25%, 9/25/2023	7,327,000	7,666,240
Series MTN, 4.88%, 6/17/2019	11,572,000	11,658,790
Series MTN, 5.50%, 1/15/2019	1,408,000	1,422,080
Series MTN, 6.13%, 3/25/2024 (b)	8,732,000	8,710,170
NFP Corp. 6.88%, 7/15/2025 (a)	8,150,000	8,088,875
OneMain Financial Holdings LLC 7.25%, 12/15/2021 (a)	11,242,000	11,649,522
Quicken Loans, Inc.:
5.25%, 1/15/2028 (a)	10,753,000	10,080,938
5.75%, 5/1/2025 (a)	13,937,000	13,971,842
Springleaf Finance Corp.:
5.25%, 12/15/2019	7,198,000	7,341,960
5.63%, 3/15/2023	10,735,000	10,547,138
6.13%, 5/15/2022	12,124,000	12,325,258
6.88%, 3/15/2025	14,467,000	14,503,167
7.75%, 10/1/2021	6,785,000	7,349,003
8.25%, 12/15/2020	10,633,475	11,597,134
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	8,990,000	8,950,444

Security Description	Principal Amount	Value

TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a)	$2,840,000	$2,712,200
Travelport Corporate Finance PLC 6.00%, 3/15/2026 (a)	8,870,000	8,903,706
Vantiv LLC/Vanity Issuer Corp. 4.38%, 11/15/2025 (a)	4,668,000	4,510,688
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.75%, 6/15/2022 (a)	5,083,000	5,369,173
WTT Investment, Ltd. 5.50%, 11/21/2022 (a)	6,569,000	6,412,986

		401,742,414

ELECTRIC — 2.8%
AES Corp.:
4.00%, 3/15/2021	7,631,000	7,650,078
4.50%, 3/15/2023	5,376,000	5,473,843
4.88%, 5/15/2023	7,511,000	7,623,665
5.13%, 9/1/2027	5,265,000	5,353,847
5.50%, 4/15/2025	5,325,000	5,511,375
6.00%, 5/15/2026	5,926,000	6,244,819
Calpine Corp.:
5.25%, 6/1/2026 (a)	14,810,000	14,291,650
5.38%, 1/15/2023 (b)	13,623,000	13,041,298
5.50%, 2/1/2024	9,956,000	9,097,295
5.75%, 1/15/2025 (b)	17,223,000	15,759,045
6.00%, 1/15/2022 (a)	7,975,000	8,177,565
Dynegy, Inc.:
5.88%, 6/1/2023 (b)	5,624,000	5,765,725
6.75%, 11/1/2019	9,646,000	9,790,690
7.38%, 11/1/2022	20,184,000	21,269,899
7.63%, 11/1/2024	13,592,000	14,658,972
8.00%, 1/15/2025 (a) (b)	8,719,000	9,481,912
8.13%, 1/30/2026 (a)	9,874,000	10,886,085
InterGen NV 7.00%, 6/30/2023 (a) (b)	8,656,000	8,656,000
NextEra Energy Operating Partners L.P.:
4.25%, 9/15/2024 (a)	5,701,000	5,522,844
4.50%, 9/15/2027 (a)	6,154,000	5,815,530
NRG Energy, Inc.:
5.75%, 1/15/2028 (a) (b)	9,835,000	9,650,594
6.25%, 7/15/2022	10,612,000	10,927,176
6.25%, 5/1/2024	8,118,000	8,351,393
6.63%, 1/15/2027 (b)	14,855,000	15,189,237
7.25%, 5/15/2026	12,130,000	12,831,114
NRG Yield Operating LLC 5.38%, 8/15/2024	5,091,000	5,091,000
Talen Energy Supply LLC:
6.50%, 6/1/2025 (b)	6,806,000	4,798,230
10.50%, 1/15/2026 (a) (b)	7,738,000	6,654,680

		263,565,561

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Energizer Holdings, Inc. 5.50%, 6/15/2025 (a) (b)	$5,810,000	$5,853,575
WESCO Distribution, Inc. 5.38%, 12/15/2021	4,762,000	4,839,383

		10,692,958

ELECTRONICS — 0.1%
Ingram Micro, Inc. 5.45%, 12/15/2024	5,924,000	5,716,660

ENERGY-ALTERNATE SOURCES — 0.2%
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	7,590,125	7,314,983
5.00%, 1/31/2028 (a)	7,551,000	7,192,327

		14,507,310

ENGINEERING & CONSTRUCTION — 0.3%
AECOM:
5.13%, 3/15/2027	12,005,000	11,563,216
5.88%, 10/15/2024	9,118,000	9,528,310
Pisces Midco, Inc. 8.00%, 4/15/2026 (a) (f)	3,640,000	3,640,000
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	6,637,000	6,836,110

		31,567,636

ENTERTAINMENT — 2.1%
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025 (b)	6,486,000	6,364,388
5.88%, 11/15/2026 (b)	6,392,000	6,264,160
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.38%, 4/15/2027 (a)	6,922,000	6,852,780
Churchill Downs, Inc. 4.75%, 1/15/2028 (a)	6,271,000	5,902,579
Cinemark USA, Inc. 4.88%, 6/1/2023	8,208,000	8,095,140
Eldorado Resorts, Inc. 6.00%, 4/1/2025	9,681,000	9,826,215
GLP Capital L.P./GLP Financing II, Inc.:
4.88%, 11/1/2020	11,851,000	12,044,171
5.38%, 11/1/2023 (b)	6,298,000	6,558,107
5.38%, 4/15/2026	12,613,000	12,833,727
International Game Technology PLC:
5.63%, 2/15/2020 (a)	6,314,000	6,463,958
6.25%, 2/15/2022 (a)	17,291,000	18,112,322
6.50%, 2/15/2025 (a)	11,959,000	12,870,874
Lions Gate Entertainment Corp. 5.88%, 1/11/2024 (a)	5,284,000	5,521,747

Security Description	Principal Amount	Value

Mohegan Gaming & Entertainment 7.88%, 10/15/2024 (a) (b)	$5,870,000	$5,840,650
Pinnacle Entertainment, Inc. 5.63%, 5/1/2024	8,177,000	8,534,744
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	14,468,000	14,142,470
10.00%, 12/1/2022	29,415,000	31,677,013
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a)	11,872,000	11,545,520
5.50%, 4/15/2027 (a) (b)	5,053,000	5,002,470

		194,453,035

ENVIRONMENTAL CONTROL — 0.2%
Core & Main L.P. 6.13%, 8/15/2025 (a) (b)	5,009,000	4,902,559
GFL Environmental, Inc.:
5.38%, 3/1/2023 (a)	1,472,000	1,446,240
9.88%, 2/1/2021 (a)	4,163,000	4,381,557
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	6,257,000	6,171,279

		16,901,635

FOOD — 2.4%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
5.75%, 3/15/2025 (b)	12,856,000	10,995,737
6.63%, 6/15/2024 (b)	16,295,000	14,645,946
B&G Foods, Inc.:
4.63%, 6/1/2021	7,171,000	7,117,217
5.25%, 4/1/2025 (b)	10,623,000	9,882,577
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a) (b)	6,283,000	6,463,636
Dean Foods Co. 6.50%, 3/15/2023 (a) (b)	7,619,000	7,247,955
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	9,069,000	5,299,697
Ingles Markets, Inc. 5.75%, 6/15/2023	6,735,000	6,732,980
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	11,017,000	10,466,150
5.88%, 7/15/2024 (a)	7,617,000	7,449,007
6.75%, 2/15/2028 (a)	10,810,000	10,377,600
7.25%, 6/1/2021 (a)	6,508,000	6,548,675
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	9,273,000	9,203,452
4.88%, 11/1/2026 (a)	9,160,000	9,079,850
Pilgrim’s Pride Corp.:
5.75%, 3/15/2025 (a)	11,972,000	11,626,009
5.88%, 9/30/2027 (a)	11,024,000	10,374,686
Post Holdings, Inc.:
5.00%, 8/15/2026 (a) (b)	19,996,000	18,996,200
5.50%, 3/1/2025 (a)	13,007,000	12,893,189
5.63%, 1/15/2028 (a) (b)	12,665,000	12,095,075

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

5.75%, 3/1/2027 (a) (b)	$14,986,000	$14,893,087
Simmons Foods, Inc. 5.75%, 11/1/2024 (a)	5,726,000	5,210,660
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a) (b)	9,493,500	9,553,309
US Foods, Inc. 5.88%, 6/15/2024 (a)	5,518,000	5,628,360

		222,781,054

FOOD SERVICE — 0.4%
Aramark Services, Inc.:
4.75%, 6/1/2026	5,244,000	5,073,570
5.00%, 4/1/2025 (a)	6,276,000	6,324,953
5.00%, 2/1/2028 (a)	12,945,000	12,653,737
5.13%, 1/15/2024 (b)	10,150,000	10,353,000

		34,405,260

FOREST PRODUCTS & PAPER — 0.1%
Resolute Forest Products, Inc. 5.88%, 5/15/2023 (b)	6,811,000	6,964,248

GAS — 0.4%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	7,920,000	7,642,800
5.63%, 5/20/2024	8,469,000	8,416,492
5.75%, 5/20/2027	6,064,000	5,791,120
5.88%, 8/20/2026	8,060,000	7,898,800
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023	7,207,000	7,216,009

		36,965,221

HEALTH CARE PRODUCTS — 0.9%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (a)	12,414,000	12,476,070
Hologic, Inc. 4.38%, 10/15/2025 (a) (b)	11,085,000	10,697,025
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (a)	6,106,825	6,282,396
Mallinckrodt International Finance SA 4.75%, 4/15/2023 (b)	7,623,000	5,869,710
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a) (b)	7,033,000	6,681,350
5.50%, 4/15/2025 (a) (b)	8,258,000	6,410,685
5.63%, 10/15/2023 (a) (b)	8,858,000	7,130,690
5.75%, 8/1/2022 (a) (b)	8,652,000	7,505,610
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 5/15/2022 (a) (b)	15,489,750	15,218,679

Security Description	Principal Amount	Value

Teleflex, Inc. 4.63%, 11/15/2027	$5,935,000	$5,712,438

		83,984,653

HEALTH CARE SERVICES — 6.5%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	6,685,000	6,793,631
Centene Corp.:
4.75%, 5/15/2022 (b)	11,146,000	11,285,325
4.75%, 1/15/2025	14,954,000	14,617,535
5.63%, 2/15/2021	13,984,000	14,368,560
6.13%, 2/15/2024	11,641,000	12,114,789
Charles River Laboratories International, Inc. 5.50%, 4/1/2026 (a) (f)	6,395,000	6,482,931
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021	10,789,100	10,006,890
6.25%, 3/31/2023	35,712,000	32,901,466
6.88%, 2/1/2022 (b)	34,231,000	19,812,903
DaVita, Inc.:
5.00%, 5/1/2025	17,258,000	16,698,841
5.13%, 7/15/2024 (b)	18,711,000	18,219,836
Eagle Holding Co. II LLC 7.63%, 5/15/2022 (a)	6,015,000	6,052,895
Envision Healthcare Corp.:
5.13%, 7/1/2022 (a)	8,733,000	8,689,335
5.63%, 7/15/2022	12,852,000	12,894,412
6.25%, 12/1/2024 (a)	7,213,000	7,447,422
HCA, Inc.:
3.75%, 3/15/2019	6,735,000	6,760,593
4.25%, 10/15/2019	7,415,000	7,470,612
4.50%, 2/15/2027	12,863,000	12,397,359
5.00%, 3/15/2024	23,838,000	24,016,785
5.25%, 4/15/2025 (b)	16,323,000	16,685,371
5.25%, 6/15/2026	17,476,000	17,682,217
5.38%, 2/1/2025	30,149,000	30,224,372
5.88%, 2/15/2026	16,456,000	16,724,233
Kindred Healthcare, Inc.:
6.38%, 4/15/2022	6,284,275	6,308,155
8.00%, 1/15/2020	8,377,500	8,891,041
8.75%, 1/15/2023	7,720,000	8,163,900
LifePoint Health, Inc.:
5.50%, 12/1/2021 (b)	10,651,000	10,770,824
5.88%, 12/1/2023	5,852,000	5,895,890
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	8,648,000	8,691,240
Molina Healthcare, Inc. 5.38%, 11/15/2022	7,786,000	7,688,675
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	18,690,000	19,297,425
Polaris Intermediate Corp. 8.50%, 12/1/2022 (a)	15,260,171	15,547,062
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	9,044,000	9,428,370

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Select Medical Corp. 6.38%, 6/1/2021	$7,415,000	$7,526,225
Tenet Healthcare Corp.:
4.38%, 10/1/2021	10,988,000	10,823,180
4.50%, 4/1/2021	3,601,000	3,569,671
4.63%, 7/15/2024 (a)	21,756,000	20,914,043
5.13%, 5/1/2025 (a)	15,567,000	14,964,557
6.00%, 10/1/2020	19,450,000	20,107,410
6.75%, 6/15/2023 (b)	22,591,000	22,139,180
7.00%, 8/1/2025 (a) (b)	6,387,000	6,283,531
7.50%, 1/1/2022 (a)	9,777,000	10,278,071
8.13%, 4/1/2022 (b)	31,649,000	32,994,082
WellCare Health Plans, Inc. 5.25%, 4/1/2025	14,617,000	14,672,545
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	8,671,000	8,270,400

		603,573,790

HOLDING COMPANIES-DIVERS — 0.1%
HRG Group, Inc. 7.75%, 1/15/2022	8,020,000	8,331,176
Stena AB 7.00%, 2/1/2024 (a) (b)	5,315,000	5,002,744

		13,333,920

HOME BUILDERS — 1.1%
Beazer Homes USA, Inc. 8.75%, 3/15/2022	7,105,000	7,637,875
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.13%, 7/1/2022 (a)	5,071,000	5,172,420
Lennar Corp.:
4.13%, 1/15/2022	7,494,000	7,370,349
4.50%, 6/15/2019	5,935,000	5,964,675
4.50%, 11/15/2019	5,747,000	5,818,837
4.50%, 4/30/2024	5,875,000	5,757,500
4.75%, 4/1/2021 (b)	4,969,000	5,055,958
4.75%, 11/15/2022	7,273,000	7,327,547
4.75%, 5/30/2025	6,285,000	6,171,241
4.75%, 11/29/2027 (a)	9,594,000	9,210,240
5.88%, 11/15/2024 (a)	3,648,000	3,775,680
Mattamy Group Corp. 6.50%, 10/1/2025 (a)	5,325,000	5,378,250
PulteGroup, Inc.:
4.25%, 3/1/2021 (b)	9,001,428	9,068,939
5.00%, 1/15/2027	7,571,000	7,358,066
5.50%, 3/1/2026	7,407,000	7,652,357
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.25%, 4/15/2021 (a)	6,981,000	7,041,735

		105,761,669

Security Description	Principal Amount	Value

HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026	$6,041,000	$5,806,911

HOUSEHOLD PRODUCTS — 0.2%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	6,032,000	6,152,640
Coty, Inc. 6.50%, 4/15/2026 (a) (f)	6,200,000	6,200,000
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (a)	5,978,000	5,933,165
Revlon Consumer Products Corp. 5.75%, 2/15/2021	51,000	39,143

		18,324,948

HOUSEHOLD PRODUCTS & WARES — 0.3%
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	11,395,000	10,910,713
Prestige Brands, Inc. 6.38%, 3/1/2024 (a)	5,588,000	5,727,700
Spectrum Brands, Inc. 5.75%, 7/15/2025	11,050,000	11,284,812

		27,923,225

INSURANCE — 0.8%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025 (a)	11,985,000	11,491,218
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.25%, 8/1/2023 (a)	8,113,000	8,356,390
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	5,905,000	5,973,300
Ardonagh Midco 3 PLC 8.63%, 7/15/2023 (a)	5,102,000	5,267,815
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	5,628,000	5,599,860
CNO Financial Group, Inc. 5.25%, 5/30/2025	5,046,000	5,046,000
HUB International, Ltd. 7.88%, 10/1/2021 (a)	13,582,000	14,057,370
USIS Merger Sub, Inc. 6.88%, 5/1/2025 (a)	6,754,000	6,775,106
Voya Financial, Inc. 3 Month USD LIBOR + 3.58% 5.65%, 5/15/2053 (c)	9,285,000	9,540,338

		72,107,397

INTERNET — 1.4%
Netflix, Inc.:
4.38%, 11/15/2026 (b)	10,749,000	10,166,404
4.88%, 4/15/2028 (a)	17,354,000	16,687,606

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

5.50%, 2/15/2022	$7,376,500	$7,653,119
5.88%, 2/15/2025	9,722,000	10,183,795
Symantec Corp. 5.00%, 4/15/2025 (a) (b)	11,995,000	12,107,539
TIBCO Software, Inc. 11.38%, 12/1/2021 (a) (b)	9,875,000	10,732,891
VeriSign, Inc.:
4.63%, 5/1/2023	6,861,000	6,848,136
4.75%, 7/15/2027	6,408,000	6,119,640
5.25%, 4/1/2025 (b)	5,890,000	5,996,756
Zayo Group LLC/Zayo Capital, Inc.:
5.75%, 1/15/2027 (a)	21,881,000	21,388,677
6.00%, 4/1/2023	16,483,000	16,936,283
6.38%, 5/15/2025 (b)	9,778,000	10,120,230

		134,941,076

IRON/STEEL — 0.8%
Allegheny Technologies, Inc. 7.88%, 8/15/2023	4,994,000	5,418,490
ArcelorMittal 6.13%, 6/1/2025 (b)	5,203,000	5,658,263
Big River Steel LLC/BRS Finance Corp. 7.25%, 9/1/2025 (a)	6,003,000	6,280,639
BlueScope Steel Finance, Ltd./BlueScope Steel Finance USA LLC 6.50%, 5/15/2021 (a)	4,881,000	5,060,987
Cleveland-Cliffs, Inc. 5.75%, 3/1/2025 (a)	11,731,000	11,188,441
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)	7,307,000	7,517,076
Steel Dynamics, Inc.:
5.13%, 10/1/2021	7,438,000	7,568,165
5.50%, 10/1/2024 (b)	5,299,000	5,497,713
United States Steel Corp.:
6.25%, 3/15/2026 (b)	6,684,000	6,667,290
6.88%, 8/15/2025 (b)	9,403,000	9,661,582
8.38%, 7/1/2021 (a)	280,000	301,000

		70,819,646

IT SERVICES — 1.7%
Conduent Finance, Inc./Conduent Business Services LLC 10.50%, 12/15/2024 (a)	4,767,000	5,610,163
Dell International LLC/EMC Corp.:
5.88%, 6/15/2021 (a)	16,744,000	17,204,460
7.13%, 6/15/2024 (a) (b)	19,256,000	20,528,822
EMC Corp.:
2.65%, 6/1/2020	22,830,000	21,964,743
3.38%, 6/1/2023 (b)	10,984,000	10,119,010
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	11,434,000	11,548,340
Harland Clarke Holdings Corp.:

Security Description	Principal Amount	Value
8.38%, 8/15/2022 (a)	$8,151,000	$8,283,454
9.25%, 3/1/2021 (a)	9,038,000	9,266,661
NCR Corp.:
4.63%, 2/15/2021	1,234,000	1,230,915
6.38%, 12/15/2023	8,245,000	8,554,188
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a)	6,375,000	6,056,250
West Corp. 8.50%, 10/15/2025 (a) (b)	13,840,000	13,390,200
Western Digital Corp. 4.75%, 2/15/2026	27,455,000	27,469,990

		161,227,196

LEISURE TIME — 0.5%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (b)	6,266,000	6,250,335
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	6,987,000	7,039,403
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	6,104,000	6,159,546
5.38%, 4/15/2023 (a)	5,769,000	5,819,479
Silversea Cruise Finance, Ltd. 7.25%, 2/1/2025 (a)	5,382,000	5,718,375
Viking Cruises, Ltd. 5.88%, 9/15/2027 (a)	9,299,000	8,741,060
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	7,302,000	6,936,900

		46,665,098

LODGING — 1.9%
Boyd Gaming Corp.:
6.38%, 4/1/2026	8,861,000	9,226,516
6.88%, 5/15/2023	8,175,000	8,624,625
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	20,715,000	19,859,471
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a)	6,879,000	7,473,346
10.75%, 9/1/2024 (a)	6,445,000	7,017,316
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	9,998,000	9,673,065
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.63%, 4/1/2025	9,045,000	9,033,694
4.88%, 4/1/2027	7,508,000	7,423,910
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/2021 (a)	7,794,000	8,066,790
MGM Resorts International:
4.63%, 9/1/2026	5,691,000	5,434,905
5.25%, 3/31/2020	6,143,000	6,281,218
6.00%, 3/15/2023	16,607,000	17,437,350
6.63%, 12/15/2021	3,518,000	3,778,684
Station Casinos LLC 5.00%, 10/1/2025 (a)	6,827,000	6,477,116

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Studio City Co., Ltd. 7.25%, 11/30/2021 (a)	$8,843,000	$9,274,096
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (a) (f)	4,735,000	4,735,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a) (b)	5,131,000	5,021,966
5.25%, 5/15/2027 (a)	10,351,000	10,143,980
5.50%, 3/1/2025 (a) (b)	21,805,000	21,805,000

		176,788,048

MACHINERY, CONSTRUCTION & MINING — 0.4%
BlueLine Rental Finance Corp./BlueLine Rental LLC 9.25%, 3/15/2024 (a)	15,279,000	16,382,144
Oshkosh Corp. 5.38%, 3/1/2022	2,102,000	2,155,864
Terex Corp. 5.63%, 2/1/2025 (a)	5,555,000	5,555,000
Vertiv Group Corp. 9.25%, 10/15/2024 (a)	10,406,000	10,861,262
Vertiv Intermediate Holding Corp. 12.00%, 2/15/2022 (a)	5,622,000	5,931,210

		40,885,480

MACHINERY-DIVERSIFIED — 0.2%
Cloud Crane LLC 10.13%, 8/1/2024 (a)	7,220,000	7,996,150
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	8,925,000	8,885,730

		16,881,880

MEDIA — 10.6%
Altice Financing SA:
6.63%, 2/15/2023 (a)	24,177,000	23,935,230
7.50%, 5/15/2026 (a) (b)	29,441,000	28,852,180
Altice Luxembourg SA:
7.63%, 2/15/2025 (a) (b)	17,484,000	14,948,820
7.75%, 5/15/2022 (a) (b)	34,601,000	32,133,949
Altice US Finance I Corp.:
5.38%, 7/15/2023 (a)	12,528,000	12,667,061
5.50%, 5/15/2026 (a)	17,570,000	17,172,918
AMC Networks, Inc.:
4.75%, 8/1/2025 (b)	10,980,000	10,513,350
5.00%, 4/1/2024 (b)	11,434,000	11,262,490
Block Communications, Inc. 6.88%, 2/15/2025 (a)	5,661,000	5,646,848
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a) (b)	7,363,000	7,068,480
5.00%, 2/1/2028 (a)	29,273,000	27,408,310
5.13%, 5/1/2023 (a)	13,923,000	13,923,000
5.13%, 5/1/2027 (a)	37,907,000	35,905,510
5.25%, 3/15/2021	660,000	666,600

Security Description	Principal Amount	Value

5.38%, 5/1/2025 (a)	$9,514,000	$9,359,873
5.50%, 5/1/2026 (a)	18,533,000	18,092,841
5.75%, 1/15/2024 (b)	11,101,000	11,253,639
5.75%, 2/15/2026 (a)	27,269,000	27,132,655
5.88%, 4/1/2024 (a)	18,581,000	18,906,167
5.88%, 5/1/2027 (a)	10,236,000	10,210,410
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	6,934,000	5,339,180
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/2021 (a)	9,664,000	9,652,403
5.13%, 12/15/2021 (a)	5,664,000	5,664,000
7.50%, 4/1/2028 (a) (f)	12,481,000	12,778,048
7.75%, 7/15/2025 (a) (b)	6,483,000	6,871,980
CSC Holdings LLC:
5.25%, 6/1/2024	9,836,000	9,356,987
5.38%, 2/1/2028 (a)	12,524,000	11,803,870
5.50%, 4/15/2027 (a)	17,107,000	16,379,952
6.63%, 10/15/2025 (a)	11,504,000	11,863,500
10.13%, 1/15/2023 (a)	21,606,000	23,982,660
10.88%, 10/15/2025 (a) (b)	21,000,000	24,647,700
DISH DBS Corp.:
5.00%, 3/15/2023 (b)	1,428,000	1,286,985
5.13%, 5/1/2020	12,070,000	12,041,032
5.88%, 11/15/2024 (b)	20,167,000	17,999,047
7.75%, 7/1/2026 (b)	24,375,000	22,858,875
Gray Television, Inc.:
5.13%, 10/15/2024 (a)	6,800,000	6,579,000
5.88%, 7/15/2026 (a)	8,033,000	7,832,175
iHeartCommunications, Inc.:
9.00%, 12/15/2019 (e)	9,161,000	7,226,197
9.00%, 9/15/2022 (e)	72,000	56,563
Meredith Corp. 6.88%, 2/1/2026 (a) (b)	15,750,000	16,143,750
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.50%, 8/1/2019 (a) (b)	407,000	402,167
Midcontinent Communications/Midcontinent Finance Corp. 6.88%, 8/15/2023 (a)	5,201,000	5,467,551
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a)	10,193,500	9,938,663
Quebecor Media, Inc. 5.75%, 1/15/2023	479,000	490,975
SFR Group SA:
6.00%, 5/15/2022 (a)	46,131,000	45,093,052
6.25%, 5/15/2024 (a)	15,999,000	15,059,059
7.38%, 5/1/2026 (a)	61,213,000	58,152,350
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	7,276,000	7,339,665
5.63%, 8/1/2024 (a) (b)	6,310,000	6,254,788
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	11,420,000	10,997,460
4.63%, 5/15/2023 (a) (b)	5,934,000	5,831,935
5.00%, 8/1/2027 (a)	19,418,000	18,252,920
5.38%, 4/15/2025 (a)	10,933,000	10,851,002

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

5.38%, 7/15/2026 (a)	$11,108,000	$10,969,150
6.00%, 7/15/2024 (a)	16,010,000	16,459,881
TEGNA, Inc.:
5.13%, 7/15/2020	6,708,000	6,797,216
6.38%, 10/15/2023 (b)	8,239,000	8,558,261
Telenet Finance Luxembourg Notes Sarl 5.50%, 3/1/2028 (a)	11,700,000	11,232,000
Tribune Media Co. 5.88%, 7/15/2022	12,224,000	12,407,360
Unitymedia GmbH 6.13%, 1/15/2025 (a)	9,047,000	9,476,733
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.00%, 1/15/2025 (a)	7,796,000	7,942,175
Univision Communications, Inc.:
5.13%, 5/15/2023 (a)	13,357,000	12,723,878
5.13%, 2/15/2025 (a)	16,985,000	15,838,512
UPC Holding B.V. 5.50%, 1/15/2028 (a)	7,278,000	6,711,772
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (a)	14,591,000	14,080,315
Viacom, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (b) (c)	6,386,000	6,394,302
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (b) (c)	6,149,000	6,241,235
Videotron, Ltd.:
5.13%, 4/15/2027 (a)	6,998,000	6,840,545
5.38%, 6/15/2024 (a)	6,004,000	6,191,625
Virgin Media Finance PLC:
6.00%, 10/15/2024 (a)	7,538,000	7,439,064
6.38%, 4/15/2023 (a)	2,581,000	2,629,394
Virgin Media Secured Finance PLC:
5.25%, 1/15/2026 (a) (b)	11,473,000	11,014,080
5.50%, 8/15/2026 (a)	9,303,000	9,041,586
Ziggo Bond Finance B.V. 6.00%, 1/15/2027 (a) (b)	7,521,000	7,032,135
Ziggo Secured Finance B.V. 5.50%, 1/15/2027 (a)	22,254,000	20,912,084

		978,489,125

METAL FABRICATE & HARDWARE — 0.4%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	8,506,000	8,941,933
Novelis Corp.:
5.88%, 9/30/2026 (a)	17,870,000	17,512,600
6.25%, 8/15/2024 (a)	11,913,000	12,210,825

		38,665,358

MINING — 1.7%
Alcoa Nederland Holding B.V.:
6.75%, 9/30/2024 (a)	7,261,000	7,787,422

Security Description	Principal Amount	Value

7.00%, 9/30/2026 (a)	$5,769,000	$6,216,098
Aleris International, Inc. 9.50%, 4/1/2021 (a)	10,245,000	10,641,994
Constellium NV:
5.88%, 2/15/2026 (a)	5,919,000	5,874,608
6.63%, 3/1/2025 (a) (b)	9,496,000	9,626,570
FMG Resources August 2006 Pty, Ltd.:
4.75%, 5/15/2022 (a)	7,551,000	7,475,490
5.13%, 3/15/2023 (a) (b)	4,497,000	4,466,420
5.13%, 5/15/2024 (a) (b)	8,028,000	7,927,650
Freeport-McMoRan, Inc.:
3.10%, 3/15/2020 (b)	9,934,000	9,822,242
3.88%, 3/15/2023 (b)	22,390,000	21,637,696
4.00%, 11/14/2021 (b)	6,360,000	6,336,150
4.55%, 11/14/2024 (b)	9,504,000	9,325,800
6.88%, 2/15/2023 (b)	10,011,000	10,736,797
Hecla Mining Co. 6.88%, 5/1/2021	4,552,000	4,620,280
Hudbay Minerals, Inc. 7.63%, 1/15/2025 (a)	7,588,000	8,071,735
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	8,203,000	9,043,807
Kinross Gold Corp. 4.50%, 7/15/2027 (a)	542,000	532,136
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a)	5,513,000	5,623,260
Teck Resources, Ltd. 8.50%, 6/1/2024 (a)	6,443,000	7,167,838
Tronox, Inc. 6.50%, 4/15/2026 (a) (f)	8,500,000	8,478,750

		161,412,743

MISCELLANEOUS MANUFACTURER — 1.0%
Amsted Industries, Inc. 5.00%, 3/15/2022 (a)	7,085,000	7,102,712
Bombardier, Inc.:
6.00%, 10/15/2022 (a) (b)	15,675,000	15,518,250
6.13%, 1/15/2023 (a)	3,193,000	3,177,035
7.50%, 12/1/2024 (a)	11,077,000	11,492,387
7.50%, 3/15/2025 (a)	16,479,000	16,890,975
8.75%, 12/1/2021 (a)	15,307,000	16,819,332
FXI Holdings, Inc. 7.88%, 11/1/2024 (a)	5,442,000	5,313,025
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)	6,741,575	6,851,463
Koppers, Inc. 6.00%, 2/15/2025 (a)	6,873,000	7,006,164
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	4,570,000	4,421,475

		94,592,818

OFFICE & BUSINESS EQUIPMENT — 0.2%
CDW LLC/CDW Finance Corp.:
5.00%, 9/1/2023	5,729,000	5,800,612

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 9/1/2025	$7,033,000	$6,997,835
5.50%, 12/1/2024 (b)	8,966,000	9,349,745

		22,148,192

OIL & GAS — 8.5%
Aker BP ASA 5.88%, 3/31/2025 (a)	4,915,000	4,970,540
Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp. 7.88%, 12/15/2024 (b)	5,175,000	5,394,938
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	7,347,500	7,365,869
5.13%, 12/1/2022	11,713,000	11,830,130
5.38%, 11/1/2021	12,377,000	12,578,126
5.63%, 6/1/2023	8,261,000	8,415,894
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 10.00%, 4/1/2022 (a)	17,221,960	18,622,105
California Resources Corp. 8.00%, 12/15/2022 (a) (b)	27,011,000	21,238,749
Callon Petroleum Co. 6.13%, 10/1/2024	6,592,000	6,750,867
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 6.50%, 4/15/2021	9,365,000	9,177,700
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023 (b)	7,157,000	7,174,893
Chesapeake Energy Corp.:
8.00%, 12/15/2022 (a) (b)	15,211,000	16,047,605
8.00%, 1/15/2025 (a) (b)	19,386,000	18,659,025
8.00%, 6/15/2027 (a) (b)	15,314,000	14,624,870
Comstock Resources, Inc. 10.00%, 3/15/2020	6,837,000	7,025,018
Continental Resources, Inc.:
3.80%, 6/1/2024	12,205,000	11,777,825
4.38%, 1/15/2028 (a)	10,813,000	10,536,187
4.50%, 4/15/2023 (b)	16,768,000	16,967,539
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/2025 (a)	8,542,000	8,456,580
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	11,196,000	11,056,050
Denbury Resources, Inc.:
4.63%, 7/15/2023	2,944,000	2,185,920
5.50%, 5/1/2022	5,821,000	4,613,143
9.00%, 5/15/2021 (a)	6,579,000	6,743,475
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025 (b)	5,220,000	5,226,525
Diamondback Energy, Inc.:
5.38%, 5/31/2025 (b)	5,548,000	5,625,672
5.38%, 5/31/2025 (a)	1,266,000	1,281,825
Eclipse Resources Corp. 8.88%, 7/15/2023	6,367,000	6,025,092
Endeavor Energy Resources L.P./EER Finance, Inc.:

Security Description	Principal Amount	Value

5.50%, 1/30/2026 (a) (b)	$6,609,000	$6,559,433
5.75%, 1/30/2028 (a)	5,037,000	5,018,363
Ensco PLC:
4.50%, 10/1/2024 (b)	6,786,000	5,411,835
5.20%, 3/15/2025 (b)	8,482,000	6,849,215
7.75%, 2/1/2026	11,003,000	10,082,049
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.38%, 6/15/2023	7,589,000	3,965,253
8.00%, 11/29/2024 (a) (b)	5,496,000	5,592,180
8.00%, 2/15/2025 (a)	12,026,000	8,027,355
9.38%, 5/1/2024 (a)	12,762,000	9,061,020
Extraction Oil & Gas, Inc. 5.63%, 2/1/2026 (a)	8,250,000	7,816,875
Gulfport Energy Corp.:
6.00%, 10/15/2024	9,339,000	8,860,843
6.38%, 5/15/2025	6,191,000	5,958,838
Halcon Resources Corp. 6.75%, 2/15/2025 (a)	5,452,000	5,302,070
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	7,615,000	7,491,637
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.00%, 12/1/2024 (a)	5,473,000	5,390,905
5.75%, 10/1/2025 (a)	5,496,000	5,441,040
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	6,975,000	6,626,250
Jupiter Resources, Inc. 8.50%, 10/1/2022 (a)	16,005,000	7,512,347
Matador Resources Co. 6.88%, 4/15/2023	5,808,000	6,025,800
MEG Energy Corp.:
6.50%, 1/15/2025 (a) (b)	7,842,000	7,606,740
7.00%, 3/31/2024 (a)	12,448,000	10,308,189
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	9,135,000	9,212,647
Murphy Oil Corp.:
5.75%, 8/15/2025	5,727,000	5,655,413
6.88%, 8/15/2024 (b)	5,472,000	5,704,560
Nabors Industries, Inc.:
5.50%, 1/15/2023 (b)	7,472,000	7,285,200
5.75%, 2/1/2025 (a) (b)	9,267,000	8,734,147
Newfield Exploration Co. 5.38%, 1/1/2026	7,482,000	7,743,870
Noble Holding International, Ltd.:
7.75%, 1/15/2024 (b)	9,206,000	8,538,565
7.88%, 2/1/2026 (a) (b)	7,885,000	7,781,509
Northern Oil and Gas, Inc. 8.00%, 6/1/2020	3,047,000	2,848,945
Oasis Petroleum, Inc. 6.88%, 3/15/2022 (b)	11,140,000	11,298,188
Parkland Fuel Corp. 6.00%, 4/1/2026 (a)	9,895,000	9,944,475

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Parsley Energy LLC/Parsley Finance Corp.:
5.38%, 1/15/2025 (a)	$9,326,000	$9,279,370
5.63%, 10/15/2027 (a) (b)	8,048,000	8,017,820
PBF Holding Co. LLC/PBF Finance Corp. 7.25%, 6/15/2025	8,090,000	8,433,825
PDC Energy, Inc. 5.75%, 5/15/2026 (a)	6,515,000	6,441,706
Puma International Financing SA:
5.00%, 1/24/2026 (a)	8,365,000	8,018,354
5.13%, 10/6/2024 (a)	5,818,000	5,767,093
QEP Resources, Inc. 5.63%, 3/1/2026	7,839,000	7,407,855
Range Resources Corp.:
4.88%, 5/15/2025 (b)	7,716,000	7,156,590
5.00%, 8/15/2022	6,202,000	6,015,940
5.00%, 3/15/2023 (b)	9,888,000	9,480,614
Rowan Cos., Inc. 7.38%, 6/15/2025 (b)	5,072,000	4,742,320
RSP Permian, Inc. 6.63%, 10/1/2022	10,096,250	10,550,581
Sable Permian Resources Land LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (a)	8,604,000	6,431,490
7.38%, 11/1/2021 (a)	8,740,000	6,489,450
13.00%, 11/30/2020 (a)	5,353,000	6,129,185
Sanchez Energy Corp.:
6.13%, 1/15/2023 (b)	14,700,000	10,722,180
7.25%, 2/15/2023 (a) (b)	5,999,000	6,058,990
7.75%, 6/15/2021 (b)	6,553,000	6,061,525
Seven Generations Energy, Ltd. 5.38%, 9/30/2025 (a)	9,610,000	9,213,587
SM Energy Co.:
5.00%, 1/15/2024	5,703,000	5,303,790
5.63%, 6/1/2025 (b)	5,875,000	5,566,563
6.13%, 11/15/2022 (b)	5,681,000	5,681,000
6.75%, 9/15/2026 (b)	5,264,000	5,218,203
Southwestern Energy Co.:
6.70%, 1/23/2025 (b)	12,059,000	11,682,156
7.50%, 4/1/2026 (b)	7,209,000	7,263,067
7.75%, 10/1/2027 (b)	5,149,000	5,239,108
SRC Energy, Inc. 6.25%, 12/1/2025 (a)	5,525,000	5,552,625
Sunoco L.P./Sunoco Finance Corp.:
4.88%, 1/15/2023 (a)	11,994,000	11,589,202
5.50%, 2/15/2026 (a)	9,480,000	9,136,824
Transocean, Inc.:
7.50%, 1/15/2026 (a)	9,996,000	9,896,040
9.00%, 7/15/2023 (a)	13,761,000	14,621,062
Tullow Oil PLC 6.25%, 4/15/2022 (a)	5,670,000	5,719,613
Ultra Resources, Inc.:
6.88%, 4/15/2022 (a) (b)	8,133,000	7,075,710
7.13%, 4/15/2025 (a) (b)	5,524,000	4,529,680

Security Description	Principal Amount	Value

Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	$5,957,000	$5,569,795
Whiting Petroleum Corp.:
5.75%, 3/15/2021 (b)	10,484,000	10,588,840
6.63%, 1/15/2026 (a) (b)	10,540,000	10,619,050
WPX Energy, Inc.:
5.25%, 9/15/2024	7,085,000	6,978,725
8.25%, 8/1/2023	6,068,000	6,803,745

		787,081,191

OIL & GAS SERVICES — 1.0%
Jonah Energy LLC/Jonah Energy Finance Corp. 7.25%, 10/15/2025 (a) (b)	7,442,000	6,735,010
KCA Deutag UK Finance PLC 9.88%, 4/1/2022 (a)	8,214,000	8,563,095
McDermott International, Inc. 8.00%, 5/1/2021 (a)	4,933,000	5,037,826
Oceaneering International, Inc. 4.65%, 11/15/2024	5,141,000	5,018,901
PHI, Inc. 5.25%, 3/15/2019	3,818,000	3,732,095
SESI LLC 7.75%, 9/15/2024 (a) (b)	5,232,000	5,415,120
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a) (b)	5,669,550	6,038,071
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	6,764,400	6,899,688
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 4/1/2026 (a)	8,375,000	8,490,575
Weatherford International LLC 9.88%, 3/1/2025 (a) (b)	6,629,000	5,964,111
Weatherford International, Ltd.:
7.75%, 6/15/2021 (b)	9,365,000	8,791,394
8.25%, 6/15/2023 (b)	9,100,000	7,916,090
9.88%, 2/15/2024 (b)	12,017,000	10,965,513

		89,567,489

PACKAGING & CONTAINERS — 2.6%
ARD Finance SA 7.13%, 9/15/2023 (b)	8,011,000	8,311,412
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 9/15/2022 (a)	11,052,000	10,996,740
4.63%, 5/15/2023 (a)	10,497,000	10,536,889
6.00%, 2/15/2025 (a)	19,802,000	19,901,010
7.25%, 5/15/2024 (a)	18,452,000	19,629,238
Ball Corp.:
4.00%, 11/15/2023	11,015,000	10,767,162
4.38%, 12/15/2020 (b)	10,224,000	10,402,920
4.88%, 3/15/2026	8,580,000	8,586,864
5.25%, 7/1/2025	10,475,000	10,776,156
Berry Global, Inc.:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

4.50%, 2/15/2026 (a)	$6,499,000	$6,157,803
5.13%, 7/15/2023	7,409,000	7,492,722
5.50%, 5/15/2022	5,860,000	6,014,118
BWAY Holding Co.:
5.50%, 4/15/2024 (a)	17,300,000	17,386,500
7.25%, 4/15/2025 (a) (b)	14,496,000	14,804,040
Coveris Holdings SA 7.88%, 11/1/2019 (a) (b)	5,880,000	5,894,700
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026 (a)	10,155,000	9,812,776
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a) (b)	6,279,000	6,216,210
Multi-Color Corp. 4.88%, 11/1/2025 (a)	8,612,000	8,073,750
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/2022 (a)	6,928,000	6,995,202
5.88%, 8/15/2023 (a)	7,249,000	7,484,593
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a)	9,173,000	9,139,060
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a)	17,995,000	18,169,551
7.00%, 7/15/2024 (a) (b)	10,723,000	11,219,475

		244,768,891

PHARMACEUTICALS — 2.5%
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (a)	20,868,000	15,755,340
6.00%, 2/1/2025 (a)	12,955,000	9,327,600
Endo Finance LLC 5.75%, 1/15/2022 (a)	6,733,000	5,529,813
Endo Finance LLC/Endo Finco, Inc. 5.38%, 1/15/2023 (a)	9,910,000	7,506,825
NVA Holdings, Inc. 6.88%, 4/1/2026 (a)	6,945,000	6,988,754
Valeant Pharmaceuticals International 9.25%, 4/1/2026 (a)	14,346,000	14,274,270
Valeant Pharmaceuticals International, Inc.:
5.38%, 3/15/2020 (a)	466,000	468,913
5.50%, 3/1/2023 (a)	13,216,000	11,597,040
5.50%, 11/1/2025 (a)	18,618,000	18,124,623
5.63%, 12/1/2021 (a) (b)	9,274,000	8,845,541
5.88%, 5/15/2023 (a)	35,674,000	31,571,490
6.13%, 4/15/2025 (a) (b)	32,199,000	27,610,642
6.50%, 3/15/2022 (a)	12,197,000	12,578,156
7.00%, 3/15/2024 (a)	20,737,000	21,618,322
7.50%, 7/15/2021 (a)	15,781,000	15,840,968
9.00%, 12/15/2025 (a) (b)	16,590,000	16,487,142

Security Description	Principal Amount	Value

Vizient, Inc. 10.38%, 3/1/2024 (a)	$6,785,000	$7,497,425

		231,622,864

PIPELINES — 2.8%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.38%, 9/15/2024	6,975,000	6,992,438
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	9,141,000	9,300,967
Cheniere Corpus Christi Holdings LLC:
5.13%, 6/30/2027	15,839,000	15,700,409
5.88%, 3/31/2025	16,784,000	17,560,260
7.00%, 6/30/2024	14,856,000	16,415,880
Cheniere Energy Partners L.P. 5.25%, 10/1/2025 (a)	15,581,000	15,367,540
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.75%, 4/1/2025	5,200,000	5,148,000
6.25%, 4/1/2023	9,068,000	9,147,345
DCP Midstream Operating L.P.: 3.88%, 3/15/2023	2,983,000	2,874,866
3 Month USD LIBOR + 3.85%, 5.85%, 5/21/2043 (a) (c)	6,268,000	5,919,343
Energy Transfer Equity L.P.:
4.25%, 3/15/2023 (b)	10,762,000	10,439,140
5.50%, 6/1/2027 (b)	10,149,000	10,174,372
5.88%, 1/15/2024	14,094,000	14,552,055
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.50%, 10/1/2025	5,930,000	5,811,400
6.75%, 8/1/2022	7,886,000	8,063,435
Holly Energy Partners L.P./Holly Energy Finance Corp. 6.00%, 8/1/2024 (a)	5,052,000	5,153,040
NGPL PipeCo LLC:
4.38%, 8/15/2022 (a)	7,349,000	7,303,436
4.88%, 8/15/2027 (a)	8,247,000	8,164,530
NuStar Logistics L.P. 5.63%, 4/28/2027 (b)	6,388,000	6,188,375
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.75%, 4/15/2025	5,179,000	4,968,603
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
5.50%, 9/15/2024 (a)	8,332,000	8,488,225
5.50%, 1/15/2028 (a)	8,403,000	8,455,939
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019	7,564,000	7,573,455
4.25%, 11/15/2023	6,992,000	6,694,840

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 1/15/2028 (a)	$8,927,000	$8,514,573
5.13%, 2/1/2025	5,616,000	5,545,800
5.38%, 2/1/2027 (b)	7,394,000	7,347,788
6.75%, 3/15/2024	6,953,000	7,352,797
Williams Cos., Inc.:
3.70%, 1/15/2023	1,742,000	1,694,095
4.55%, 6/24/2024	12,823,000	12,911,158

		259,824,104

REAL ESTATE — 0.6%
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	6,069,000	6,122,104
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	5,399,000	5,378,754
Howard Hughes Corp. 5.38%, 3/15/2025 (a)	11,258,000	11,117,275
Hunt Cos., Inc. 6.25%, 2/15/2026 (a)	6,875,000	6,608,594
Kennedy-Wilson, Inc.:
5.88%, 4/1/2024	11,565,000	11,493,297
5.88%, 4/1/2024 (a)	2,719,000	2,702,142
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a)	6,154,000	5,892,455
5.25%, 12/1/2021 (a) (b)	6,189,000	6,221,801

		55,536,422

REAL ESTATE INVESTMENT TRUSTS — 2.6%
CBL & Associates L.P. 5.95%, 12/15/2026 (b)	7,625,000	6,405,000
CyrusOne L.P./CyrusOne Finance Corp. 5.00%, 3/15/2024	7,575,000	7,575,000
Equinix, Inc.:
5.38%, 1/1/2022	8,881,000	9,147,430
5.38%, 4/1/2023	4,390,000	4,494,482
5.38%, 5/15/2027	13,247,000	13,429,146
5.75%, 1/1/2025	5,126,000	5,343,855
5.88%, 1/15/2026	11,750,000	12,249,375
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	14,866,000	14,461,645
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a)	4,890,000	4,914,450
4.88%, 9/15/2027 (a) (b)	12,019,000	11,147,622
5.25%, 3/15/2028 (a)	9,859,000	9,279,784
6.00%, 8/15/2023	6,085,000	6,289,456
iStar, Inc. 5.00%, 7/1/2019	7,989,325	7,998,113
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/2026	5,316,000	5,103,360
5.63%, 5/1/2024	11,560,000	11,906,800

Security Description	Principal Amount	Value

MPT Operating Partnership L.P./MPT Finance Corp.:
5.00%, 10/15/2027	$15,130,000	$14,813,783
5.25%, 8/1/2026	5,890,000	5,860,550
6.38%, 3/1/2024	5,514,000	5,789,700
QCP SNF West/Central/East/AL REIT LLC 8.13%, 11/1/2023 (a) (b)	9,382,000	9,733,825
SBA Communications Corp.:
4.00%, 10/1/2022 (a)	9,919,000	9,497,442
4.88%, 7/15/2022	8,454,000	8,517,405
4.88%, 9/1/2024	11,751,000	11,515,980
Starwood Property Trust, Inc.:
3.63%, 2/1/2021 (a) (b)	5,525,000	5,445,578
4.75%, 3/15/2025 (a) (b)	6,013,000	5,847,643
5.00%, 12/15/2021 (b)	7,114,000	7,256,280
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.13%, 12/15/2024 (a) (b)	6,353,000	5,741,524
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	5,509,800	5,303,183
8.25%, 10/15/2023	13,829,000	13,068,405

		238,136,816

RETAIL — 3.3%
1011778 BC ULC/New Red Finance, Inc.:
4.25%, 5/15/2024 (a) (b)	18,020,000	17,209,100
4.63%, 1/15/2022 (a)	13,039,000	13,071,598
5.00%, 10/15/2025 (a)	32,036,000	30,474,245
Asbury Automotive Group, Inc. 6.00%, 12/15/2024	5,932,000	6,043,225
Beacon Escrow Corp. 4.88%, 11/1/2025 (a)	14,563,000	13,871,257
Dollar Tree, Inc. 5.75%, 3/1/2023	15,894,000	16,540,886
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a)	15,075,000	15,112,687
8.75%, 10/1/2025 (a)	7,790,000	8,057,781
Group 1 Automotive, Inc. 5.00%, 6/1/2022	7,144,000	7,199,723
Guitar Center Escrow Issuer, Inc. 9.50%, 10/15/2021 (a)	6,640,000	6,391,664
Guitar Center, Inc. 6.50%, 4/15/2019 (a)	6,863,000	6,852,706
JC Penney Corp., Inc.:
5.88%, 7/1/2023 (a) (b)	5,016,000	4,802,820
8.63%, 3/15/2025 (a)	3,509,000	3,303,022
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75%, 6/1/2027 (a)	8,576,000	8,232,960
5.00%, 6/1/2024 (a)	14,364,000	14,292,180
5.25%, 6/1/2026 (a)	12,594,000	12,547,402
L Brands, Inc.:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

5.25%, 2/1/2028 (b)	$8,087,000	$7,592,076
5.63%, 10/15/2023 (b)	3,892,000	4,045,248
Men’s Wearhouse, Inc. 7.00%, 7/1/2022 (b)	2,958,000	3,031,950
Michaels Stores, Inc. 5.88%, 12/15/2020 (a) (b)	4,712,000	4,759,120
Neiman Marcus Group, Ltd. LLC 8.00%, 10/15/2021 (a)	12,084,000	7,643,130
Penske Automotive Group, Inc. 5.50%, 5/15/2026	5,138,000	5,038,451
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	15,556,000	11,200,320
7.13%, 3/15/2023 (a) (b)	20,421,000	11,639,970
8.88%, 6/1/2025 (a) (b)	9,068,000	5,146,090
Rite Aid Corp.:
6.13%, 4/1/2023 (a) (b)	24,071,000	24,251,532
6.75%, 6/15/2021	8,765,000	8,896,475
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025 (b)	8,933,000	8,832,950
Staples, Inc. 8.50%, 9/15/2025 (a) (b)	12,201,000	11,271,284
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.50%, 6/1/2024	5,358,000	5,173,819
Tops Holding LLC/Tops Markets II Corp. 8.00%, 6/15/2022 (a) (e)	3,055,000	1,374,750
TRU Taj LLC/TRU Taj Finance, Inc. 12.00%, 8/15/2021 (a) (e)	1,314,000	1,015,065

		304,915,486

SEMICONDUCTORS — 1.1%
Entegris, Inc. 4.63%, 2/10/2026 (a)	6,437,000	6,276,075
Micron Technology, Inc.:
5.25%, 1/15/2024 (a)	6,197,000	6,406,149
5.50%, 2/1/2025	6,221,000	6,469,840
NXP B.V./NXP Funding LLC:
3.88%, 9/1/2022 (a)	11,675,000	11,558,250
4.13%, 6/15/2020 (a)	7,332,000	7,423,650
4.13%, 6/1/2021 (a)	14,912,839	15,099,249
4.63%, 6/1/2023 (a)	9,654,000	9,825,841
5.75%, 3/15/2023 (a)	7,365,000	7,577,112
Qorvo, Inc. 7.00%, 12/1/2025	5,477,000	5,949,391
Sensata Technologies B.V.:
4.88%, 10/15/2023 (a)	5,267,000	5,267,000
5.00%, 10/1/2025 (a)	8,529,000	8,422,388
Sensata Technologies UK Financing Co. PLC 6.25%, 2/15/2026 (a)	7,750,000	8,145,250

		98,420,195

Security Description	Principal Amount	Value

SOFTWARE — 3.7%
BMC Software Finance, Inc. 8.13%, 7/15/2021 (a)	$20,010,000	$19,909,950
Boxer Parent Co., Inc. 9.00%, 10/15/2019 (a)	1,083,000	1,076,908
Camelot Finance SA 7.88%, 10/15/2024 (a) (b)	6,223,000	6,518,593
CDK Global, Inc.:
4.88%, 6/1/2027 (a)	7,106,000	6,839,525
5.00%, 10/15/2024	4,497,000	4,575,698
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	13,423,000	13,326,354
First Data Corp.:
5.00%, 1/15/2024 (a)	19,995,000	19,995,000
5.38%, 8/15/2023 (a)	13,529,000	13,715,024
5.75%, 1/15/2024 (a)	26,241,000	26,437,807
7.00%, 12/1/2023 (a)	38,151,000	40,047,105
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho 10.00%, 11/30/2024 (a)	6,876,000	7,602,278
Infor Software Parent LLC/Infor Software Parent, Inc. 7.13%, 5/1/2021 (a)	9,708,000	9,805,080
Infor US, Inc.:
5.75%, 8/15/2020 (a)	5,068,000	5,169,360
6.50%, 5/15/2022	18,047,000	18,362,822
Informatica LLC 7.13%, 7/15/2023 (a) (b)	8,297,000	8,297,000
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	7,395,000	7,552,144
MSCI, Inc.:
4.75%, 8/1/2026 (a)	5,396,000	5,355,530
5.25%, 11/15/2024 (a)	8,197,000	8,389,629
5.75%, 8/15/2025 (a) (b)	7,955,500	8,311,111
Nuance Communications, Inc. 5.63%, 12/15/2026	6,384,000	6,272,280
Open Text Corp.:
5.63%, 1/15/2023 (a)	8,317,000	8,639,284
5.88%, 6/1/2026 (a)	10,130,000	10,370,587
PTC, Inc. 6.00%, 5/15/2024	5,133,000	5,383,234
Quintiles IMS, Inc.:
4.88%, 5/15/2023 (a)	8,072,000	8,233,440
5.00%, 10/15/2026 (a)	12,548,000	12,501,572
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a) (b)	14,887,000	14,709,845
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	25,734,000	28,693,410
SS&C Technologies Holdings, Inc. 5.88%, 7/15/2023	6,312,000	6,650,323

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Veritas US, Inc./Veritas Bermuda, Ltd. 10.50%, 2/1/2024 (a) (b)	$9,914,000	$9,275,786

		342,016,679

STORAGE & WAREHOUSING — 0.1%
Algeco Global Finance PLC 8.00%, 2/15/2023 (a) (b)	5,861,000	5,853,674

TELECOMMUNICATIONS — 8.5%
Avanti Communications Group PLC:
10.00%, 10/1/2021 (a)	2,108,934	1,673,966
12.00%, 10/1/2023 (a)	2,694,211	592,726
C&W Senior Financing Designated Activity Co. 6.88%, 9/15/2027 (a)	8,372,000	8,392,930
CenturyLink, Inc.:
5.63%, 4/1/2025 (b)	6,320,000	5,712,016
Series V, 5.63%, 4/1/2020	2,442,000	2,457,263
Series W, 6.75%, 12/1/2023 (b)	10,026,000	9,763,319
Series Y, 7.50%, 4/1/2024 (b)	11,020,000	11,102,650
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	7,181,000	6,453,924
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	8,322,000	7,926,705
6.00%, 6/15/2025 (a)	17,581,000	18,256,110
CommScope, Inc.:
5.00%, 6/15/2021 (a)	7,142,000	7,231,275
5.50%, 6/15/2024 (a) (b)	6,744,000	6,878,880
Consolidated Communications, Inc.
6.50%, 10/1/2022 (b)	5,891,000	5,257,718
Frontier Communications Corp.:
6.25%, 9/15/2021 (b)	45,000	39,375
6.88%, 1/15/2025 (b)	9,812,000	5,789,080
7.13%, 1/15/2023 (b)	530,000	357,273
7.63%, 4/15/2024 (b)	9,156,000	5,722,500
8.50%, 4/1/2026 (a) (b)	18,203,000	17,589,559
10.50%, 9/15/2022 (b)	25,591,000	21,401,753
11.00%, 9/15/2025 (b)	41,620,000	31,269,106
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.50%, 7/1/2022 (a) (b)	9,358,000	10,527,750
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	6,984,000	7,027,650
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	8,499,000	8,329,020
6.63%, 8/1/2026	9,031,000	9,031,000
Inmarsat Finance PLC 4.88%, 5/15/2022 (a) (b)	10,885,000	10,646,891
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023 (b)	23,015,000	18,527,075
8.00%, 2/15/2024 (a)	16,420,000	17,241,000
9.75%, 7/15/2025 (a)	17,042,000	15,891,665

Security Description	Principal Amount	Value

Intelsat Luxembourg SA:
7.75%, 6/1/2021 (b)	$22,214,000	$12,217,700
8.13%, 6/1/2023	12,522,000	6,010,560
Koninklijke KPN NV USD 10 year swap rate + 5.33% 7.00%, 3/28/2073 (a) (c)	3,266,000	3,527,280
Level 3 Financing, Inc.:
5.13%, 5/1/2023	7,451,000	7,320,608
5.25%, 3/15/2026	11,146,000	10,491,730
5.38%, 8/15/2022	10,477,000	10,477,000
5.38%, 1/15/2024	12,422,000	12,103,997
5.38%, 5/1/2025	9,589,000	9,301,330
5.63%, 2/1/2023	5,435,000	5,433,370
6.13%, 1/15/2021	6,749,225	6,825,154
Level 3 Parent LLC 5.75%, 12/1/2022	7,595,000	7,566,898
Nokia Oyj:
3.38%, 6/12/2022	5,069,000	4,891,585
4.38%, 6/12/2027	5,961,000	5,595,889
Plantronics, Inc. 5.50%, 5/31/2023 (a)	5,980,000	5,927,974
Sable International Finance, Ltd. 6.88%, 8/1/2022 (a)	7,679,000	8,048,552
SoftBank Group Corp. 4.50%, 4/15/2020 (a)	28,801,000	29,371,260
Sprint Corp.:
7.13%, 6/15/2024	30,411,000	29,650,725
7.25%, 9/15/2021	26,956,000	27,934,503
7.63%, 2/15/2025 (b)	16,072,000	15,771,454
7.63%, 3/1/2026 (b)	19,895,000	19,447,362
7.88%, 9/15/2023 (b)	47,344,000	48,290,880
Telecom Italia SpA/Milano 5.30%, 5/30/2024 (a)	19,647,000	20,064,499
Telesat Canada/Telesat LLC 8.88%, 11/15/2024 (a)	5,484,000	6,018,690
T-Mobile USA, Inc.:
4.00%, 4/15/2022	7,898,000	7,849,032
4.50%, 2/1/2026	13,489,000	12,915,717
4.75%, 2/1/2028	16,291,000	15,660,538
5.13%, 4/15/2025	5,392,000	5,405,480
5.38%, 4/15/2027	5,372,000	5,408,933
6.00%, 3/1/2023	14,689,000	15,276,560
6.00%, 4/15/2024	11,736,000	12,210,134
6.38%, 3/1/2025 (b)	21,167,000	22,219,000
6.50%, 1/15/2024	10,355,000	10,820,975
6.50%, 1/15/2026	21,819,000	23,073,592
6.63%, 4/1/2023	24,047,000	24,842,956
6.84%, 4/28/2023	9,005,000	9,331,431
ViaSat, Inc. 5.63%, 9/15/2025 (a)	8,694,000	8,370,583
Wind Tre SpA 5.00%, 1/20/2026 (a)	22,880,000	19,441,136
Windstream Services LLC/Windstream Finance Corp.:
6.38%, 8/1/2023 (a) (b)	6,429,000	3,664,530
8.63%, 10/31/2025 (a)	6,449,000	5,965,325

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

8.75%, 12/15/2024 (a) (b)	$8,563,000	$5,084,709

		790,919,810

TEXTILES — 0.1%
Springs Industries, Inc. 6.25%, 6/1/2021	5,511,000	5,559,221

TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc.:
2.35%, 5/6/2019	4,965,000	4,859,742
6.75%, 12/31/2025 (a) (b)	11,820,000	11,524,500

		16,384,242

TRANSPORTATION — 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	8,304,000	6,788,520
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	8,825,000	6,983,223
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	5,676,000	5,853,375
6.50%, 6/15/2022 (a)	18,073,000	18,660,372

		38,285,490

TRUCKING & LEASING — 0.6%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30% 6.50%, 6/15/2045 (a) (c)	6,692,000	7,210,630
Avolon Holdings Funding, Ltd. 5.50%, 1/15/2023 (a)	4,445,000	4,378,325
Park Aerospace Holdings, Ltd.:
4.50%, 3/15/2023 (a)	11,475,000	10,858,792
5.25%, 8/15/2022 (a)	19,660,000	19,260,902
5.50%, 2/15/2024 (a)	16,683,000	16,182,510

		57,891,159

TOTAL CORPORATE BONDS & NOTES (Cost $9,520,142,824)		9,046,932,316

	Shares
COMMON STOCKS — 0.0%(d)
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Amplify Energy Corp. (g) (cost $2,512,116)	168,051	1,709,079

Security Description	Shares	Value

WARRANTS — 0.0% (d)
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Comstock Resources, Inc. (expiring 9/6/18) (g) (h) (Cost $0)	33,760	$246,448

TOTAL WARRANTS (Cost $0)		246,448

CONVERTIBLE PREFERRED STOCKS — 0.0%
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
Ditech Holding Corp. Zero Coupon,	1,299	1,396,425

SHORT-TERM INVESTMENTS — 8.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62%	100,256,759	100,256,759
State Street Navigator Securities Lending Government Money Market Portfolio (i) (j)	720,534,350	720,534,350

TOTAL SHORT-TERM INVESTMENTS (Cost $820,791,109)		820,791,109

TOTAL INVESTMENTS — 106.5% (Cost $10,345,311,710)		9,871,075,377

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%		(601,342,179)

NET ASSETS — 100.0%		$9,269,733,198

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 55.8% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Variable rate security - Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	When-issued security.
(g)	Non-income producing security.
(h)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $246,448, representing less than 0.05% of net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

LIBOR = London Interbank Offered Rate

    MTN = Medium Term Note

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Corporate Bonds & Notes
Advertising	$—	$33,228,554	$—	$33,228,554
Aerospace & Defense	—	73,565,428	—	73,565,428
Agriculture	—	14,828,060	—	14,828,060
Airlines	—	13,856,136	—	13,856,136
Apparel	—	25,244,945	—	25,244,945
Auto Manufacturers	—	88,794,826	—	88,794,826
Auto Parts & Equipment	—	99,549,522	—	99,549,522
Banks	—	176,343,150	—	176,343,150
Beverages	—	7,685,713	—	7,685,713
Biotechnology	—	4,888,506	—	4,888,506
Chemicals	—	198,515,768	—	198,515,768
Coal	—	50,811,526	—	50,811,526
Commercial Services	—	386,528,044	—	386,528,044
Construction Materials	—	111,161,864	—	111,161,864
Distribution & Wholesale	—	80,550,376	—	80,550,376
Diversified Financial Services	—	401,742,414	—	401,742,414
Electric	—	263,565,561	—	263,565,561
Electrical Components & Equipment	—	10,692,958	—	10,692,958
Electronics	—	5,716,660	—	5,716,660
Energy-Alternate Sources	—	14,507,310	—	14,507,310
Engineering & Construction	—	31,567,636	—	31,567,636
Entertainment	—	194,453,035	—	194,453,035
Environmental Control	—	16,901,635	—	16,901,635
Food	—	222,781,054	—	222,781,054
Food Service	—	34,405,260	—	34,405,260
Forest Products & Paper	—	6,964,248	—	6,964,248
Gas	—	36,965,221	—	36,965,221
Health Care Products	—	83,984,653	—	83,984,653
Health Care Services	—	603,573,790	—	603,573,790
Holding Companies-Divers	—	13,333,920	—	13,333,920
Home Builders	—	105,761,669	—	105,761,669
Home Furnishings	—	5,806,911	—	5,806,911
Household Products	—	18,324,948	—	18,324,948
Household Products & Wares	—	27,923,225	—	27,923,225
Insurance	—	72,107,397	—	72,107,397
Internet	—	134,941,076	—	134,941,076
Iron/Steel	—	70,819,646	—	70,819,646
IT Services	—	161,227,196	—	161,227,196
Leisure Time	—	46,665,098	—	46,665,098
Lodging	—	176,788,048	—	176,788,048
Machinery, Construction & Mining	—	40,885,480	—	40,885,480
Machinery-Diversified	—	16,881,880	—	16,881,880
Media	—	978,489,125	—	978,489,125
Metal Fabricate & Hardware	—	38,665,358	—	38,665,358
Mining	—	161,412,743	—	161,412,743
Miscellaneous Manufacturer	—	94,592,818	—	94,592,818

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Office & Business Equipment	$—	$22,148,192	$—	$22,148,192
Oil & Gas	—	787,081,191	—	787,081,191
Oil & Gas Services	—	89,567,489	—	89,567,489
Packaging & Containers	—	244,768,891	—	244,768,891
Pharmaceuticals	—	231,622,864	—	231,622,864
Pipelines	—	259,824,104	—	259,824,104
Real Estate	—	55,536,422	—	55,536,422
Real Estate Investment Trusts	—	238,136,816	—	238,136,816
Retail	—	304,915,486	—	304,915,486
Semiconductors	—	98,420,195	—	98,420,195
Software	—	342,016,679	—	342,016,679
Storage & Warehousing	—	5,853,674	—	5,853,674
Telecommunications	—	790,919,810	—	790,919,810
Textiles	—	5,559,221	—	5,559,221
Toys/Games/Hobbies	—	16,384,242	—	16,384,242
Transportation	—	38,285,490	—	38,285,490
Trucking & Leasing	—	57,891,159	—	57,891,159
Common Stocks
Oil, Gas & Consumable Fuels	1,709,079	—	—	1,709,079
Convertible Preferred Stocks
Diversified Financial Services	1,396,425	—	—	1,396,425
Warrants
Oil, Gas & Consumable Fuels	—	246,448	—	246,448
Short-Term Investments	820,791,109	—	—	820,791,109

TOTAL INVESTMENTS	$823,896,613	$9,047,178,764	$—	$9,871,075,377

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	73,034,959	$73,034,959	$1,516,092,314	$1,488,870,514	$—	$—	100,256,759	$100,256,759	$748,080	$—
State Street Navigator Securities Lending Government Money Market Portfolio	440,561,010	440,561,010	1,636,636,119	1,356,662,779	—	—	720,534,350	720,534,350	5,492,197	—

Total		$513,595,969	$3,152,728,433	$2,845,533,293	$—	$—		$820,791,109	$6,240,277	$—

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERMEDIATE TERM TREASURY ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.3%
Treasury Bonds:
6.00%, 2/15/2026	$783,000	$966,167
6.13%, 11/15/2027	991,400	1,274,663
6.25%, 8/15/2023	318,300	376,711
6.38%, 8/15/2027	527,900	687,368
6.50%, 11/15/2026	432,600	558,556
6.63%, 2/15/2027	333,400	436,567
6.75%, 8/15/2026	398,600	519,587
6.88%, 8/15/2025	711,300	910,720
7.13%, 2/15/2023	353,300	427,101
7.25%, 8/15/2022	1,329,500	1,590,893
7.50%, 11/15/2024	142,100	183,937
7.63%, 11/15/2022	121,500	148,548
7.63%, 2/15/2025	2,029,400	2,660,848
7.88%, 2/15/2021	94,500	108,993
8.00%, 11/15/2021	230,600	274,677
8.13%, 8/15/2019	210,700	227,699
8.13%, 5/15/2021	68,200	79,872
8.13%, 8/15/2021	2,906,600	3,440,571
8.50%, 2/15/2020	94,500	105,417
8.75%, 5/15/2020	75,000	85,140
8.75%, 8/15/2020	406,500	466,528
Treasury Notes:
0.75%, 7/15/2019	1,767,200	1,734,913
0.75%, 8/15/2019	1,592,200	1,560,977
0.88%, 4/15/2019	1,823,600	1,799,820
0.88%, 5/15/2019	3,277,600	3,230,861
0.88%, 6/15/2019	1,592,200	1,567,585
0.88%, 7/31/2019	906,800	891,149
0.88%, 9/15/2019	1,919,800	1,882,383
1.00%, 6/30/2019	313,100	308,479
1.00%, 8/31/2019	2,121,200	2,085,161
1.00%, 9/30/2019	3,928,800	3,858,553
1.00%, 10/15/2019	3,849,800	3,778,810
1.00%, 11/15/2019	1,730,700	1,696,674
1.00%, 11/30/2019	3,205,600	3,140,558
1.13%, 5/31/2019	332,600	328,572
1.13%, 12/31/2019	545,900	535,435
1.13%, 3/31/2020	1,024,600	1,001,249
1.13%, 4/30/2020	3,748,000	3,658,385
1.13%, 2/28/2021	3,394,200	3,273,706
1.13%, 6/30/2021	2,190,200	2,101,300
1.13%, 7/31/2021	4,878,700	4,673,648
1.13%, 8/31/2021	2,667,700	2,551,788
1.13%, 9/30/2021	1,730,700	1,653,372
1.25%, 4/30/2019	6,809,100	6,743,120
1.25%, 5/31/2019	7,071,000	6,996,684
1.25%, 6/30/2019	3,830,400	3,786,427
1.25%, 8/31/2019	791,500	780,862
1.25%, 10/31/2019	2,910,000	2,865,448
1.25%, 1/31/2020	3,166,700	3,109,224
1.25%, 2/29/2020	474,000	464,913
1.25%, 3/31/2021	2,807,600	2,714,865
1.25%, 10/31/2021	2,264,100	2,170,004
1.25%, 7/31/2023	2,213,900	2,066,476

Security Description	Principal Amount	Value

1.38%, 7/31/2019	$1,065,700	$1,054,265
1.38%, 9/30/2019	1,035,900	1,022,640
1.38%, 12/15/2019	1,109,500	1,093,079
1.38%, 1/15/2020	1,970,400	1,939,918
1.38%, 1/31/2020	1,679,800	1,653,494
1.38%, 2/15/2020	3,975,300	3,909,469
1.38%, 2/29/2020	2,054,000	2,019,472
1.38%, 3/31/2020	2,523,300	2,478,158
1.38%, 4/30/2020	2,667,200	2,616,603
1.38%, 5/31/2020	2,049,300	2,008,355
1.38%, 8/31/2020	4,070,600	3,977,912
1.38%, 9/15/2020	1,294,900	1,265,169
1.38%, 9/30/2020	2,546,500	2,486,199
1.38%, 10/31/2020	4,432,500	4,322,973
1.38%, 1/31/2021	4,018,100	3,907,120
1.38%, 4/30/2021	3,323,600	3,222,297
1.38%, 5/31/2021	4,820,200	4,665,954
1.38%, 6/30/2023	2,251,900	2,118,452
1.38%, 8/31/2023	3,062,100	2,873,597
1.38%, 9/30/2023	4,924,900	4,615,961
1.50%, 5/31/2019	9,915,300	9,838,853
1.50%, 10/31/2019	5,580,900	5,516,106
1.50%, 11/30/2019	3,627,500	3,583,172
1.50%, 4/15/2020	1,908,600	1,878,253
1.50%, 5/15/2020	1,908,500	1,876,666
1.50%, 5/31/2020	4,759,300	4,676,964
1.50%, 6/15/2020	539,900	530,473
1.50%, 7/15/2020	2,575,000	2,527,414
1.50%, 8/15/2020	1,847,200	1,811,992
1.50%, 1/31/2022	6,332,100	6,102,751
1.50%, 2/28/2023	2,459,400	2,339,111
1.50%, 3/31/2023	1,817,500	1,726,716
1.50%, 8/15/2026	8,848,500	8,033,553
1.63%, 4/30/2019	2,894,200	2,877,790
1.63%, 6/30/2019	3,760,000	3,734,282
1.63%, 7/31/2019	3,287,100	3,262,677
1.63%, 8/31/2019	2,369,600	2,350,122
1.63%, 12/31/2019	2,653,500	2,624,922
1.63%, 3/15/2020	1,575,800	1,555,913
1.63%, 6/30/2020	3,647,400	3,591,777
1.63%, 7/31/2020	3,096,900	3,047,535
1.63%, 10/15/2020	4,056,700	3,983,923
1.63%, 11/30/2020	5,192,100	5,092,671
1.63%, 8/15/2022	3,277,000	3,155,784
1.63%, 8/31/2022	3,641,400	3,504,083
1.63%, 11/15/2022	8,095,700	7,772,763
1.63%, 4/30/2023	4,331,100	4,135,204
1.63%, 5/31/2023	2,447,400	2,334,208
1.63%, 10/31/2023	1,520,300	1,442,978
1.63%, 2/15/2026	4,845,400	4,470,657
1.63%, 5/15/2026	5,215,600	4,797,935
1.75%, 9/30/2019	4,203,800	4,174,121
1.75%, 11/30/2019	1,239,300	1,228,989
1.75%, 10/31/2020	5,044,000	4,966,474
1.75%, 11/15/2020 (a)	1,982,800	1,952,067
1.75%, 12/31/2020	3,352,000	3,296,725
1.75%, 11/30/2021	2,206,300	2,150,260

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERMEDIATE TERM TREASURY ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

1.75%, 2/28/2022	$6,815,700	$6,628,268
1.75%, 3/31/2022	5,174,600	5,028,780
1.75%, 4/30/2022	3,354,800	3,256,538
1.75%, 5/15/2022	1,820,600	1,767,020
1.75%, 5/31/2022	2,892,900	2,805,476
1.75%, 6/30/2022	3,402,000	3,297,184
1.75%, 9/30/2022	1,607,200	1,553,503
1.75%, 1/31/2023	2,213,700	2,132,745
1.75%, 5/15/2023	3,858,000	3,704,336
1.88%, 12/31/2019	1,008,100	1,001,436
1.88%, 6/30/2020	369,500	365,842
1.88%, 12/15/2020	2,016,500	1,990,830
1.88%, 11/30/2021	2,795,500	2,737,997
1.88%, 1/31/2022	3,580,900	3,499,972
1.88%, 2/28/2022	3,075,600	3,004,031
1.88%, 3/31/2022	3,534,500	3,450,308
1.88%, 4/30/2022	5,471,900	5,336,416
1.88%, 5/31/2022	4,759,300	4,640,984
1.88%, 7/31/2022	3,197,100	3,111,450
1.88%, 8/31/2022	7,598,000	7,390,498
1.88%, 9/30/2022	2,692,600	2,616,884
1.88%, 10/31/2022	3,653,600	3,549,692
1.88%, 8/31/2024	2,638,600	2,517,383
2.00%, 1/31/2020	2,949,000	2,935,140
2.00%, 7/31/2020	1,066,200	1,058,300
2.00%, 9/30/2020	3,643,100	3,612,316
2.00%, 11/30/2020	7,274,500	7,205,320
2.00%, 1/15/2021	2,949,000	2,919,097
2.00%, 2/28/2021	5,894,500	5,829,837
2.00%, 5/31/2021	2,940,700	2,902,530
2.00%, 8/31/2021	6,859,300	6,756,685
2.00%, 10/31/2021	5,597,900	5,507,942
2.00%, 11/15/2021	2,111,100	2,077,111
2.00%, 12/31/2021	2,631,100	2,585,029
2.00%, 2/15/2022	3,035,500	2,981,802
2.00%, 7/31/2022	2,200,000	2,153,228
2.00%, 10/31/2022	6,386,800	6,237,604
2.00%, 11/30/2022	6,203,100	6,054,970
2.00%, 2/15/2023	4,687,400	4,567,731
2.00%, 4/30/2024	2,552,200	2,459,070
2.00%, 5/31/2024	2,103,800	2,025,539
2.00%, 6/30/2024	2,850,600	2,742,819
2.00%, 2/15/2025	7,386,700	7,068,850
2.00%, 8/15/2025	5,540,200	5,280,143
2.00%, 11/15/2026	9,235,600	8,711,849
2.13%, 8/31/2020	4,059,300	4,038,029
2.13%, 1/31/2021	6,228,800	6,184,513
2.13%, 6/30/2021	1,299,800	1,287,205
2.13%, 8/15/2021	9,397,700	9,295,829
2.13%, 9/30/2021	5,847,000	5,780,344
2.13%, 12/31/2021	3,299,700	3,258,685
2.13%, 6/30/2022	1,692,200	1,665,497
2.13%, 12/31/2022	5,342,200	5,239,630
2.13%, 11/30/2023	2,185,400	2,128,798
2.13%, 2/29/2024	2,609,200	2,536,090
2.13%, 3/31/2024	1,908,600	1,853,728
2.13%, 7/31/2024	1,225,800	1,187,592

Security Description	Principal Amount	Value

2.13%, 9/30/2024	$2,589,000	$2,505,065
2.13%, 11/30/2024	2,726,500	2,634,781
2.13%, 5/15/2025	7,667,200	7,384,511
2.25%, 2/29/2020	700,000	699,713
2.25%, 3/31/2020 (b)	500,000	499,780
2.25%, 2/15/2021	1,000,000	996,280
2.25%, 3/31/2021	4,086,300	4,069,056
2.25%, 4/30/2021	2,827,400	2,814,281
2.25%, 7/31/2021	5,829,200	5,793,234
2.25%, 12/31/2023	3,112,100	3,050,138
2.25%, 1/31/2024	4,698,000	4,601,362
2.25%, 10/31/2024	5,553,900	5,412,109
2.25%, 11/15/2024	4,758,300	4,634,965
2.25%, 12/31/2024	2,772,700	2,699,223
2.25%, 11/15/2025	5,162,800	4,997,952
2.25%, 2/15/2027	7,107,900	6,833,038
2.25%, 8/15/2027	6,978,700	6,692,224
2.25%, 11/15/2027	5,912,700	5,663,953
2.38%, 12/31/2020	2,928,300	2,928,476
2.38%, 3/15/2021	500,000	499,825
2.38%, 1/31/2023	2,703,400	2,681,340
2.38%, 8/15/2024	6,231,400	6,126,775
2.38%, 5/15/2027	10,328,300	10,022,479
2.50%, 3/31/2023 (b)	3,500,000	3,489,185
2.50%, 8/15/2023	4,333,700	4,313,635
2.50%, 5/15/2024	11,663,700	11,566,308
2.50%, 1/31/2025	2,703,400	2,673,203
2.63%, 8/15/2020	2,521,700	2,537,788
2.63%, 11/15/2020	11,014,000	11,083,057
2.63%, 2/28/2023	3,500,000	3,510,990
2.63%, 3/31/2025 (b)	1,800,000	1,792,710
2.75%, 11/15/2023	6,519,100	6,566,038
2.75%, 2/15/2024	4,540,900	4,570,053
2.75%, 2/28/2025	5,250,000	5,272,470
2.75%, 2/15/2028	3,975,000	3,977,147
3.13%, 5/15/2019	3,266,900	3,300,549
3.13%, 5/15/2021	2,622,400	2,677,287
3.38%, 11/15/2019	4,079,600	4,152,543
3.50%, 5/15/2020	2,333,200	2,389,663
3.63%, 8/15/2019	5,367,400	5,468,415
3.63%, 2/15/2020	6,570,600	6,732,105
3.63%, 2/15/2021	3,738,100	3,866,541

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $695,643,335)		677,435,607

	Shares
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	7,256,987	7,256,987

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERMEDIATE TERM TREASURY ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	1,804,070	$1,804,070

TOTAL SHORT-TERM INVESTMENTS (Cost $9,061,057)		9,061,057

TOTAL INVESTMENTS — 100.6% (Cost $704,704,392)		686,496,664

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(4,095,643)

NET ASSETS — 100.0%		$682,401,021

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	When-issued security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

U.S. Treasury Obligations	$—	$677,435,607	$—	$677,435,607
Short-Term Investments	9,061,057	—	—	9,061,057

TOTAL INVESTMENTS	$9,061,057	$677,435,607	$—	$686,496,664

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,972,982	$8,972,982	$69,555,065	$71,271,060	$—	$—	7,256,987	$7,256,987	$12,203	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,716,993	2,716,993	131,629,663	132,542,586	—	—	1,804,070	1,804,070	21,387	—

Total		$11,689,975	$201,184,728	$203,813,646	$—	$—		$9,061,057	$33,590	$—

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

CORPORATE BONDS & NOTES — 98.7%
AUSTRALIA — 1.7%
Australia & New Zealand Banking Group, Ltd. 0.75%, 9/29/2026	EUR	300,000	$359,148
BHP Billiton Finance, Ltd.:
Series MTN, 3.00%, 3/30/2020	AUD	340,000	263,107
Series 12, 4.30%, 9/25/2042	GBP	300,000	527,275
Commonwealth Bank of Australia 4.38%, 2/25/2020	EUR	400,000	533,131
National Australia Bank, Ltd.:
Series GMTN, 0.88%, 1/20/2022	EUR	492,000	616,539
1.25%, 5/18/2026	EUR	300,000	374,550
Series GMTN, 2.00%, 11/12/2020	EUR	400,000	516,520
2.75%, 8/8/2022	EUR	350,000	472,657
Series GMTN, 4.00%, 7/13/2020	EUR	200,000	268,200
Telstra Corp., Ltd.:
2.50%, 9/15/2023	EUR	500,000	676,669
3.50%, 9/21/2022	EUR	300,000	419,354
4.25%, 3/23/2020	EUR	250,000	333,643
Westpac Banking Corp. 0.25%, 1/17/2022	EUR	450,000	550,045

			5,910,838

AUSTRIA — 0.1%
OMV AG 1.00%, 12/14/2026	EUR	300,000	363,005

BELGIUM — 2.7%
Anheuser-Busch InBev NV:
0.63%, 3/17/2020	EUR	700,000	872,116
Series EMTN, 0.80%, 4/20/2023	EUR	400,000	498,950
0.88%, 3/17/2022	EUR	600,000	754,127
1.50%, 3/17/2025	EUR	900,000	1,147,015
1.50%, 4/18/2030	EUR	600,000	718,463
1.88%, 1/20/2020	EUR	350,000	445,384
2.00%, 3/17/2028	EUR	1,180,000	1,519,267
Series EMTN, 2.25%, 5/24/2029	GBP	200,000	267,430
2.70%, 3/31/2026	EUR	500,000	686,261
2.75%, 3/17/2036	EUR	800,000	1,042,746
Series EMTN, 2.85%, 5/25/2037	GBP	350,000	476,560
KBC Group NV 0.75%, 3/1/2022	EUR	500,000	619,388

			9,047,707

CANADA — 0.2%
Toronto-Dominion Bank 0.63%, 3/8/2021	EUR	550,000	686,496

Security Description	Principal Amount		Value

CAYMAN ISLANDS — 0.2%
CK Hutchison Finance 16, Ltd. 1.25%, 4/6/2023	EUR	400,000	$502,705

DENMARK — 0.5%
AP Moeller - Maersk A/S 1.75%, 3/18/2021	EUR	300,000	384,224
Carlsberg Breweries A/S 2.50%, 5/28/2024	EUR	300,000	403,250
Danske Bank A/S:
0.50%, 5/6/2021	EUR	300,000	372,763
0.75%, 6/2/2023	EUR	300,000	371,919

			1,532,156

FINLAND — 0.1%
OP Corporate Bank PLC 0.75%, 3/3/2022	EUR	300,000	374,966

FRANCE — 15.4%
Air Liquide Finance SA 1.25%, 6/13/2028	EUR	300,000	375,312
Airbus Group Finance B.V. 2.38%, 4/2/2024	EUR	300,000	404,011
Autoroutes du Sud de la France SA:
1.25%, 1/18/2027	EUR	700,000	870,844
5.63%, 7/4/2022	EUR	500,000	750,544
Banque Federative du Credit Mutuel SA:
0.25%, 6/14/2019	EUR	500,000	618,038
0.38%, 1/13/2022	EUR	400,000	492,258
0.75%, 7/17/2025	EUR	300,000	360,648
1.25%, 1/14/2025	EUR	600,000	752,642
1.25%, 5/26/2027	EUR	500,000	613,818
1.63%, 1/19/2026	EUR	500,000	638,984
2.00%, 9/19/2019	EUR	400,000	507,238
2.63%, 2/24/2021	EUR	400,000	527,164
2.63%, 3/18/2024	EUR	500,000	682,088
3.00%, 11/28/2023	EUR	400,000	555,105
3.25%, 8/23/2022	EUR	600,000	830,105
4.13%, 7/20/2020	EUR	400,000	538,043
BNP Paribas SA:
0.75%, 11/11/2022	EUR	600,000	746,068
Series EMTN, 1.13%, 1/15/2023	EUR	492,000	622,353
1.13%, 10/10/2023	EUR	400,000	496,926
1.13%, 6/11/2026	EUR	200,000	240,312
1.50%, 11/17/2025	EUR	600,000	748,674
1.50%, 5/23/2028	EUR	300,000	364,109
1.50%, 5/25/2028	EUR	400,000	503,551
1.63%, 2/23/2026	EUR	400,000	513,844
2.25%, 1/13/2021	EUR	300,000	391,201
2.38%, 5/20/2024	EUR	500,000	674,725
2.50%, 8/23/2019	EUR	400,000	509,901
2.88%, 10/24/2022	EUR	300,000	408,838
2.88%, 9/26/2023	EUR	600,000	827,784
3.75%, 11/25/2020	EUR	400,000	540,045
4.13%, 1/14/2022	EUR	500,000	704,118

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

4.50%, 3/21/2023	EUR	300,000	$441,698
Bouygues SA:
3.64%, 10/29/2019	EUR	250,000	325,160
4.25%, 7/22/2020	EUR	400,000	539,614
BPCE SA:
0.63%, 4/20/2020	EUR	400,000	498,038
1.00%, 10/5/2028	EUR	400,000	478,988
1.13%, 1/18/2023	EUR	500,000	622,833
4.50%, 2/10/2022	EUR	400,000	571,989
Capgemini SE:
1.75%, 7/1/2020	EUR	500,000	636,260
2.50%, 7/1/2023	EUR	200,000	268,957
Carrefour SA:
1.75%, 5/22/2019	EUR	300,000	376,496
1.75%, 7/15/2022	EUR	500,000	642,334
3.88%, 4/25/2021	EUR	150,000	204,223
4.00%, 4/9/2020	EUR	400,000	530,888
Cie de Saint-Gobain 0.01%, 3/27/2020	EUR	300,000	368,502
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	300,000	424,658
Credit Agricole SA:
0.75%, 12/1/2022	EUR	500,000	621,490
0.88%, 1/19/2022	EUR	400,000	501,322
1.00%, 9/16/2024	EUR	200,000	248,394
1.25%, 4/14/2026	EUR	400,000	495,139
1.38%, 5/3/2027	EUR	500,000	618,981
Series EMTN, 1.88%, 12/20/2026	EUR	600,000	762,729
2.38%, 11/27/2020	EUR	300,000	391,447
2.38%, 5/20/2024	EUR	600,000	806,440
3.13%, 7/17/2023	EUR	300,000	416,283
3.13%, 2/5/2026	EUR	300,000	426,824
5.13%, 4/18/2023	EUR	500,000	758,186
Danone SA:
Series EMTN, 0.17%, 11/3/2020	EUR	300,000	370,408
0.42%, 11/3/2022	EUR	200,000	245,638
0.71%, 11/3/2024	EUR	300,000	365,983
1.21%, 11/3/2028	EUR	800,000	962,684
2.25%, 11/15/2021	EUR	500,000	656,532
Engie Alliance GIE, Series EMTN, 5.75%, 6/24/2023	EUR	350,000	544,309
Engie SA:
1.38%, 5/19/2020	EUR	300,000	379,613
2.38%, 5/19/2026	EUR	500,000	673,748
5.00%, 10/1/2060	GBP	350,000	774,071
Holding d’Infrastructures de Transport SAS 4.88%, 10/27/2021	EUR	450,000	644,046
HSBC France SA 1.88%, 1/16/2020	EUR	500,000	636,350
LVMH Moet Hennessy Vuitt:
Zero Coupon, 5/26/2020	EUR	400,000	492,266
0.75%, 5/26/2024	EUR	400,000	494,195
Orange SA:

Security Description	Principal Amount		Value

3.00%, 6/15/2022	EUR	600,000	$818,505
3.88%, 4/9/2020	EUR	200,000	265,244
3.88%, 1/14/2021	EUR	500,000	679,136
8.13%, 1/28/2033	EUR	600,000	1,346,465
Sanofi:
Zero Coupon, 1/13/2020	EUR	400,000	492,965
0.50%, 1/13/2027	EUR	800,000	936,432
1.13%, 3/10/2022	EUR	800,000	1,015,494
1.75%, 9/10/2026	EUR	1,000,000	1,302,115
1.88%, 9/4/2020	EUR	400,000	512,317
2.50%, 11/14/2023	EUR	400,000	543,630
Societe Generale SA:
0.75%, 5/26/2023	EUR	700,000	868,166
1.00%, 4/1/2022	EUR	600,000	747,084
2.25%, 1/23/2020	EUR	300,000	384,318
4.25%, 7/13/2022	EUR	500,000	715,440
4.75%, 3/2/2021	EUR	200,000	279,027
Total Capital Canada, Ltd.:
1.13%, 3/18/2022	EUR	400,000	508,279
2.13%, 9/18/2029	EUR	400,000	533,913
Total Capital International SA:
0.25%, 7/12/2023	EUR	400,000	485,925
0.75%, 7/12/2028	EUR	600,000	701,843
Series EMTN, 1.38%, 10/4/2029	EUR	300,000	371,763
2.50%, 3/25/2026	EUR	300,000	411,635
Vivendi SA 0.75%, 5/26/2021.	EUR	300,000	374,074

			52,320,777

GERMANY — 10.1%
Allianz Finance II B.V.:
3.50%, 2/14/2022	EUR	500,000	692,340
Series 62, 4.50%, 3/13/2043	GBP	500,000	952,545
4.75%, 7/22/2019	EUR	250,000	327,112
BASF Finance Europe NV Zero Coupon, 11/10/2020	EUR	300,000	369,598
BASF SE:
0.88%, 11/15/2027	EUR	300,000	361,662
1.88%, 2/4/2021	EUR	300,000	389,029
Series 10Y, 2.00%, 12/5/2022	EUR	600,000	798,101
BMW US Capital LLC:
0.63%, 4/20/2022	EUR	500,000	622,427
1.13%, 9/18/2021	EUR	200,000	253,700
Commerzbank AG:
0.50%, 9/13/2023	EUR	300,000	359,572
4.00%, 9/16/2020	EUR	350,000	470,756
Daimler AG:
0.25%, 5/11/2020	EUR	500,000	618,045
0.50%, 9/9/2019	EUR	600,000	743,997
0.63%, 3/5/2020	EUR	300,000	373,555
Series EMTN, 0.85%, 2/28/2025	EUR	300,000	366,943
Series EMTN, 0.88%, 1/12/2021	EUR	200,000	251,207
1.00%, 11/15/2027	EUR	500,000	592,249
1.38%, 5/11/2028	EUR	600,000	725,295

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

1.40%, 1/12/2024	EUR	200,000	$255,054
1.50%, 3/9/2026	EUR	300,000	379,065
Series EMTN, 1.50%, 7/3/2029	EUR	400,000	483,218
2.13%, 7/3/2037	EUR	400,000	485,964
Deutsche Bank AG:
1.13%, 3/17/2025	EUR	1,300,000	1,538,671
1.25%, 9/8/2021	EUR	700,000	871,832
1.50%, 1/20/2022	EUR	1,100,000	1,373,754
1.88%, 2/28/2020	GBP	400,000	559,091
2.38%, 1/11/2023	EUR	900,000	1,159,127
Deutsche Telekom International Finance B.V.:
1.50%, 4/3/2028	EUR	600,000	737,741
2.13%, 1/18/2021	EUR	400,000	519,607
4.25%, 7/13/2022	EUR	150,000	215,053
6.50%, 4/8/2022	GBP	240,000	399,438
E.ON International Finance B.V.:
5.75%, 5/7/2020	EUR	400,000	551,807
5.88%, 10/30/2037	GBP	300,000	584,054
6.00%, 10/30/2019	GBP	300,000	450,639
6.38%, 6/7/2032	GBP	300,000	579,143
6.75%, 1/27/2039	GBP	200,000	428,610
HeidelbergCement AG:
1.50%, 2/7/2025	EUR	300,000	376,029
2.25%, 3/30/2023	EUR	548,000	721,809
innogy Finance B.V.:
6.13%, 7/6/2039	GBP	450,000	908,959
6.25%, 6/3/2030	GBP	150,000	278,589
6.50%, 8/10/2021	EUR	500,000	742,911
Linde AG 1.75%, 9/17/2020	EUR	300,000	385,626
Linde Finance B.V. 0.25%, 1/18/2022	EUR	400,000	494,696
Merck Financial Services GmbH 4.50%, 3/24/2020	EUR	450,000	602,844
SAP SE:
1.13%, 2/20/2023	EUR	300,000	383,203
1.75%, 2/22/2027	EUR	300,000	394,081
Siemens Financieringsmaatschappij NV:
1.50%, 3/10/2020	EUR	200,000	253,595
1.75%, 3/12/2021	EUR	450,000	581,115
2.88%, 3/10/2028	EUR	400,000	577,081
Volkswagen International Finance NV:
0.88%, 1/16/2023	EUR	400,000	496,429
1.13%, 10/2/2023	EUR	500,000	620,985
1.63%, 1/16/2030	EUR	400,000	472,652
Series 10Y, 1.88%, 3/30/2027	EUR	1,100,000	1,368,799
2.00%, 1/14/2020	EUR	550,000	700,352
2.00%, 3/26/2021	EUR	100,000	129,364
Volkswagen Leasing GmbH:
0.25%, 10/5/2020	EUR	500,000	616,898
Series EMTN, 1.13%, 4/4/2024	EUR	200,000	246,102

Security Description	Principal Amount		Value

1.38%, 1/20/2025	EUR	100,000	$123,748
2.38%, 9/6/2022	EUR	400,000	528,076
2.63%, 1/15/2024	EUR	400,000	534,663
Vonovia Finance B.V.:
1.63%, 12/15/2020	EUR	500,000	639,943
2.25%, 12/15/2023	EUR	300,000	394,792

			34,413,342

HONG KONG — 0.3%
CK Hutchison Finance 16 II, Ltd. 0.88%, 10/3/2024	EUR	500,000	608,209
Hutchison Whampoa Finance 14, Ltd. 1.38%, 10/31/2021	EUR	400,000	509,045

			1,117,254

IRELAND — 0.1%
Johnson Controls International PLC 1.00%, 9/15/2023	EUR	300,000	370,959

ITALY — 5.2%
Assicurazioni Generali SpA:
2.88%, 1/14/2020	EUR	585,000	755,685
5.13%, 9/16/2024	EUR	550,000	853,685
Atlantia SpA 1.88%, 7/13/2027	EUR	550,000	679,507
Autostrade per l’Italia SpA 5.88%, 6/9/2024	EUR	200,000	318,481
Enel Finance International NV:
1.00%, 9/16/2024	EUR	500,000	614,581
1.97%, 1/27/2025	EUR	650,000	843,165
5.00%, 9/14/2022	EUR	450,000	664,229
5.63%, 8/14/2024	GBP	300,000	499,713
5.75%, 9/14/2040	GBP	450,000	858,789
Eni SpA:
1.50%, 2/2/2026	EUR	400,000	501,238
3.25%, 7/10/2023	EUR	500,000	699,279
3.63%, 1/29/2029	EUR	300,000	437,875
3.75%, 9/12/2025	EUR	350,000	511,415
4.00%, 6/29/2020	EUR	400,000	535,572
4.13%, 9/16/2019	EUR	200,000	260,733
4.25%, 2/3/2020	EUR	400,000	530,277
Intesa Sanpaolo SpA:
1.13%, 1/14/2020	EUR	722,000	904,502
1.13%, 3/4/2022	EUR	515,000	643,693
1.38%, 1/18/2024	EUR	300,000	374,398
2.00%, 6/18/2021	EUR	400,000	516,664
4.00%, 10/30/2023	EUR	400,000	573,120
4.13%, 4/14/2020	EUR	200,000	265,830
4.38%, 10/15/2019	EUR	300,000	393,421
Snam SpA 0.88%, 10/25/2026	EUR	400,000	471,148
Terna Rete Elettrica Nazionale SpA:
0.88%, 2/2/2022	EUR	548,000	687,741
Series EMTN, 1.38%, 7/26/2027	EUR	300,000	365,170
4.75%, 3/15/2021	EUR	300,000	418,933

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

UniCredit SpA:
1.50%, 6/19/2019	EUR	400,000	$500,999
2.00%, 3/4/2023	EUR	857,000	1,109,756
2.13%, 10/24/2026	EUR	300,000	386,671
3.25%, 1/14/2021	EUR	400,000	533,617

			17,709,887

JAPAN — 0.7%
Panasonic Corp.:
Series 12, 0.39%, 3/19/2020	JPY	100,000,000	945,339
0.47%, 9/18/2026	JPY	100,000,000	946,161
Sumitomo Mitsui Financial Group, Inc. 1.55%, 6/15/2026	EUR	500,000	630,562

			2,522,062

LUXEMBOURG — 0.7%
HeidelbergCement Finance Luxembourg SA 1.63%, 4/7/2026	EUR	200,000	249,168
Holcim Finance Luxembourg SA:
1.38%, 5/26/2023	EUR	500,000	630,897
2.25%, 5/26/2028	EUR	300,000	381,530
Novartis Finance SA:
0.01%, 3/31/2021	EUR	400,000	490,926
0.13%, 9/20/2023	EUR	400,000	482,102

			2,234,623

MEXICO — 0.5%
America Movil SAB de CV:
3.00%, 7/12/2021	EUR	300,000	401,873
4.13%, 10/25/2019	EUR	400,000	523,503
4.38%, 8/7/2041	GBP	200,000	334,489
Fomento Economico Mexicano SAB de CV 1.75%, 3/20/2023	EUR	300,000	382,821

			1,642,686

NETHERLANDS — 8.2%
ABN AMRO Bank NV:
1.00%, 4/16/2025	EUR	643,000	800,610
2.13%, 11/26/2020	EUR	200,000	259,442
2.50%, 11/29/2023	EUR	300,000	407,788
4.13%, 3/28/2022	EUR	350,000	494,902
Allianz Finance II B.V. 3.50%, 2/14/2022	EUR	100,000	138,468
ASML Holding NV 1.38%, 7/7/2026	EUR	300,000	375,104
BMW Finance NV:
0.13%, 7/3/2020	EUR	400,000	493,563
0.13%, 1/12/2021	EUR	600,000	738,753
0.38%, 7/10/2023	EUR	200,000	243,385
0.88%, 11/17/2020	EUR	400,000	502,702
Cooperatieve Rabobank UA:
Series GMTN, 0.50%, 12/6/2022	EUR	700,000	863,307
1.25%, 3/23/2026	EUR	900,000	1,128,073

Security Description	Principal Amount		Value

Series GMTN, 1.38%, 2/3/2027	EUR	700,000	$881,860
2.25%, 3/23/2022	GBP	250,000	359,773
2.38%, 5/22/2023	EUR	400,000	538,066
Series GMTN, 4.00%, 1/11/2022	EUR	500,000	701,553
Series GMTN, 4.13%, 1/14/2020	EUR	1,300,000	1,718,543
Series EMTN, 4.13%, 1/12/2021	EUR	800,000	1,094,550
4.13%, 7/14/2025	EUR	650,000	985,867
Series EMTN, 4.38%, 6/7/2021	EUR	200,000	279,017
Series EMTN, 4.75%, 6/6/2022	EUR	600,000	872,404
Deutsche Telekom International Finance B.V.:
Series EMTN, 0.38%, 10/30/2021	EUR	600,000	740,877
0.63%, 4/3/2023	EUR	400,000	493,082
0.88%, 1/30/2024	EUR	500,000	619,103
1.38%, 1/30/2027	EUR	400,000	494,418
EDP Finance B.V. Series EMTN, 1.13%, 2/12/2024	EUR	300,000	369,172
Enel Finance International NV 1.38%, 6/1/2026	EUR	800,000	984,176
Gas Natural Fenosa Finance B.V. 1.38%, 1/19/2027	EUR	400,000	485,600
Heineken NV 2.13%, 8/4/2020	EUR	300,000	387,106
ING Bank NV:
0.70%, 4/16/2020	EUR	600,000	748,859
0.75%, 2/22/2021	EUR	400,000	501,101
1.25%, 12/13/2019	EUR	350,000	440,457
4.50%, 2/21/2022	EUR	600,000	858,066
ING Groep NV:
0.75%, 3/9/2022	EUR	600,000	744,518
1.38%, 1/11/2028	EUR	500,000	603,595
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	350,000	611,075
Shell International Finance B.V.:
0.38%, 2/15/2025	EUR	300,000	358,243
0.75%, 8/15/2028	EUR	400,000	466,001
1.00%, 4/6/2022	EUR	400,000	505,716
1.25%, 3/15/2022	EUR	400,000	510,487
1.25%, 5/12/2028	EUR	400,000	492,211
1.63%, 3/24/2021	EUR	400,000	514,547
1.63%, 1/20/2027	EUR	400,000	513,667
1.88%, 9/15/2025	EUR	200,000	263,412
2.50%, 3/24/2026	EUR	400,000	549,606
Volkswagen International Finance NV Series 4Y, 0.50%, 3/30/2021	EUR	400,000	495,114
Vonovia Finance B.V. 1.25%, 12/6/2024	EUR	300,000	369,627

			27,997,566

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

NORWAY — 0.5%
DNB Bank ASA:
3.88%, 6/29/2020	EUR	150,000	$200,401
4.25%, 1/18/2022	EUR	400,000	566,971
4.38%, 2/24/2021	EUR	700,000	967,156

			1,734,528

PORTUGAL — 0.2%
EDP Finance B.V. 2.63%, 1/18/2022	EUR	627,000	833,191

SPAIN — 5.8%
Abertis Infraestructuras SA 1.38%, 5/20/2026	EUR	500,000	605,535
Banco Bilbao Vizcaya Argentaria SA:
0.63%, 1/17/2022	EUR	300,000	372,647
Series GMTN, 0.75%, 9/11/2022	EUR	400,000	491,865
1.00%, 1/20/2021	EUR	500,000	630,058
Banco de Sabadell SA 0.88%, 3/5/2023	EUR	300,000	367,399
Banco Santander SA:
1.13%, 1/17/2025	EUR	200,000	242,390
1.38%, 2/9/2022	EUR	600,000	757,845
CaixaBank SA:
Series EMTN, 1.13%, 1/12/2023	EUR	600,000	740,235
Series EMTN, 1.13%, 5/17/2024	EUR	400,000	491,622
Criteria Caixa SAU:
1.63%, 4/21/2022	EUR	300,000	381,002
2.38%, 5/9/2019	EUR	300,000	378,195
Gas Natural Capital Co. 1.13%, 4/11/2024	EUR	300,000	371,600
Iberdrola Finanzas SA:
1.00%, 3/7/2025	EUR	500,000	616,001
4.13%, 3/23/2020	EUR	150,000	199,559
Iberdrola International B.V.:
1.13%, 4/21/2026	EUR	600,000	734,798
3.50%, 2/1/2021	EUR	300,000	404,195
Mapfre SA 1.63%, 5/19/2026 .	EUR	300,000	376,899
Repsol International Finance B.V.:
2.63%, 5/28/2020	EUR	500,000	649,087
3.63%, 10/7/2021	EUR	300,000	412,347
Santander Consumer Finance SA:
0.75%, 4/3/2019	EUR	300,000	372,248
0.88%, 1/24/2022	EUR	400,000	498,388
0.90%, 2/18/2020	EUR	400,000	500,114
Series EMTN, 1.50%, 11/12/2020	EUR	400,000	509,515
Santander International Debt SA:
Series EMTN, 1.38%, 3/3/2021	EUR	500,000	637,286
1.38%, 12/14/2022	EUR	600,000	767,309
4.00%, 1/24/2020	EUR	300,000	396,177

Security Description	Principal Amount		Value

Telefonica Emisiones SAU:
0.32%, 10/17/2020	EUR	600,000	$741,858
0.75%, 4/13/2022	EUR	600,000	746,111
1.46%, 4/13/2026	EUR	600,000	739,460
1.48%, 9/14/2021	EUR	300,000	384,049
Series EMTN, 1.53%, 1/17/2025	EUR	400,000	503,837
Series EMTN, 1.72%, 1/12/2028	EUR	500,000	612,324
2.24%, 5/27/2022	EUR	500,000	659,427
Series GMTN, 3.96%, 3/26/2021	EUR	300,000	410,610
Series GMTN, 3.99%, 1/23/2023	EUR	400,000	571,015
4.69%, 11/11/2019	EUR	700,000	926,411
4.71%, 1/20/2020	EUR	200,000	266,959
5.60%, 3/12/2020	GBP	200,000	301,969

			19,768,346

SWEDEN — 2.2%
Nordea Bank AB:
1.00%, 2/22/2023	EUR	400,000	503,975
1.13%, 2/12/2025	EUR	500,000	628,366
Series EMTN, 1.13%, 9/27/2027	EUR	400,000	492,193
2.00%, 2/17/2021	EUR	400,000	518,681
3.25%, 7/5/2022	EUR	300,000	413,902
4.00%, 7/11/2019	EUR	300,000	388,442
4.00%, 6/29/2020	EUR	450,000	603,116
Skandinaviska Enskilda Banken AB:
Series GMTN, 0.75%, 8/24/2021	EUR	400,000	501,149
Series GMTN, 1.88%, 11/14/2019	EUR	300,000	380,905
2.00%, 2/19/2021	EUR	300,000	389,103
Svenska Handelsbanken AB:
0.25%, 2/28/2022	EUR	500,000	613,224
1.13%, 12/14/2022	EUR	400,000	507,138
2.25%, 8/27/2020	EUR	300,000	388,907
2.63%, 8/23/2022	EUR	200,000	269,362
4.38%, 10/20/2021	EUR	500,000	705,954

			7,304,417

SWITZERLAND — 4.0%
Credit Suisse AG:
0.38%, 4/11/2019	EUR	400,000	494,813
1.00%, 6/7/2023	EUR	500,000	626,534
1.13%, 9/15/2020	EUR	400,000	504,344
1.38%, 11/29/2019	EUR	900,000	1,132,870
1.38%, 1/31/2022	EUR	700,000	892,659
1.50%, 4/10/2026	EUR	500,000	634,340
4.75%, 8/5/2019	EUR	650,000	851,300
Credit Suisse Group AG:
Series EMTN, 1.25%, 7/17/2025	EUR	400,000	489,599
2.13%, 9/12/2025	GBP	300,000	408,668

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

Credit Suisse Group Funding Guernsey, Ltd.:
1.00%, 4/14/2023	CHF	265,000	$283,541
1.25%, 4/14/2022	EUR	755,000	948,315
Glencore Finance Europe SA 1.25%, 3/17/2021	EUR	450,000	565,542
Glencore Finance Europe, Ltd. 1.88%, 9/13/2023	EUR	300,000	381,884
Roche Finance Europe B.V. 0.88%, 2/25/2025	EUR	300,000	374,101
Roche Holdings, Inc. 6.50%, 3/4/2021	EUR	450,000	658,406
UBS AG:
0.13%, 11/5/2021	EUR	600,000	733,237
0.25%, 1/10/2022	EUR	400,000	489,284
1.13%, 6/30/2020	EUR	535,000	674,700
1.25%, 12/10/2020	GBP	200,000	278,478
1.25%, 9/3/2021	EUR	600,000	762,937
UBS Group Funding Switzerland AG:
1.25%, 9/1/2026	EUR	400,000	485,887
1.50%, 11/30/2024	EUR	300,000	377,607
1.75%, 11/16/2022	EUR	500,000	643,419

			13,692,465

UNITED KINGDOM — 12.2%
Barclays Bank PLC 4.88%, 8/13/2019	EUR	200,000	262,652
Barclays PLC:
1.50%, 4/1/2022	EUR	648,000	817,957
1.88%, 3/23/2021	EUR	700,000	896,329
Series EMTN, 1.88%, 12/8/2023	EUR	400,000	507,679
2.38%, 10/6/2023	GBP	300,000	416,830
3.13%, 1/17/2024	GBP	400,000	568,808
3.25%, 2/12/2027	GBP	300,000	421,549
3.25%, 1/17/2033	GBP	500,000	676,599
BAT International Finance PLC 2.25%, 1/16/2030	EUR	400,000	493,927
BG Energy Capital PLC:
5.00%, 11/4/2036	GBP	200,000	374,287
5.13%, 12/1/2025	GBP	250,000	426,837
BP Capital Markets PLC:
1.11%, 2/16/2023	EUR	300,000	377,832
1.37%, 3/3/2022	EUR	500,000	639,362
1.53%, 9/26/2022	EUR	400,000	513,902
1.57%, 2/16/2027	EUR	500,000	628,359
2.18%, 9/28/2021	EUR	300,000	393,423
2.97%, 2/27/2026	EUR	300,000	418,064
British Telecommunications PLC:
0.63%, 3/10/2021	EUR	500,000	621,782
1.00%, 11/21/2024	EUR	300,000	363,026
1.13%, 6/10/2019	EUR	400,000	499,024
1.13%, 3/10/2023	EUR	300,000	375,375
1.50%, 6/23/2027	EUR	500,000	603,822
1.75%, 3/10/2026	EUR	400,000	499,273

Security Description	Principal Amount		Value

Cadent Finance PLC:
2.13%, 9/22/2028	GBP	300,000	$397,092
2.63%, 9/22/2038	GBP	200,000	260,921
2.75%, 9/22/2046	GBP	300,000	388,196
Centrica PLC 7.00%, 9/19/2033	GBP	250,000	512,821
Chancellor Masters and Scholars of the University of Oxford 2.54%, 12/8/2117	GBP	350,000	504,473
Diageo Finance PLC 1.13%, 5/20/2019	EUR	400,000	498,339
GlaxoSmithKline Capital PLC:
0.01%, 9/12/2020	EUR	500,000	613,781
0.63%, 12/2/2019	EUR	500,000	622,641
1.38%, 12/2/2024	EUR	300,000	381,049
4.25%, 12/18/2045	GBP	200,000	350,626
5.25%, 12/19/2033	GBP	150,000	277,982
5.25%, 4/10/2042	GBP	400,000	787,173
6.38%, 3/9/2039	GBP	350,000	758,947
Heathrow Funding, Ltd.:
4.63%, 10/31/2046	GBP	300,000	525,395
5.23%, 2/15/2023	GBP	100,000	161,441
5.23%, 2/15/2023	GBP	100,000	161,441
5.88%, 5/13/2043	GBP	300,000	598,231
6.45%, 12/10/2031	GBP	250,000	484,253
6.75%, 12/3/2028	GBP	200,000	368,856
HSBC Bank PLC 4.00%, 1/15/2021	EUR	300,000	408,515
HSBC Holdings PLC:
0.88%, 9/6/2024	EUR	700,000	855,163
1.50%, 3/15/2022	EUR	600,000	765,383
2.26%, 11/13/2026	GBP	300,000	409,578
2.50%, 3/15/2027	EUR	600,000	806,436
2.63%, 8/16/2028	GBP	300,000	417,586
Imperial Brands Finance PLC:
Series EMTN, 2.25%, 2/26/2021	EUR	448,000	580,390
Series EMTN, 9.00%, 2/17/2022	GBP	300,000	530,329
Lloyds Bank PLC:
1.00%, 11/19/2021	EUR	600,000	755,254
5.38%, 9/3/2019	EUR	500,000	663,033
6.50%, 9/17/2040	GBP	250,000	541,892
Lloyds Banking Group PLC:
0.63%, 1/15/2024	EUR	400,000	482,331
Series EMTN, 2.25%, 10/16/2024	GBP	300,000	412,252
Royal Bank of Scotland Group PLC:
2.50%, 3/22/2023	EUR	822,000	1,078,172
3 Month USD LIBOR - 2.04%, 2.00%, 3/8/2023	EUR	900,000	1,151,750
Royal Bank of Scotland PLC:
5.38%, 9/30/2019	EUR	450,000	597,663
5.50%, 3/23/2020	EUR	600,000	816,271

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

Santander UK Group Holdings PLC 1.13%, 9/8/2023	EUR	300,000	$370,619
Santander UK PLC 1.88%, 2/17/2020	GBP	300,000	424,565
Sky PLC:
1.50%, 9/15/2021	EUR	622,000	794,874
2.50%, 9/15/2026	EUR	300,000	400,021
Standard Chartered PLC:
1.63%, 6/13/2021	EUR	300,000	383,220
4.38%, 1/18/2038	GBP	300,000	463,308
THFC Funding No. 3 PLC 5.20%, 10/11/2043	GBP	250,000	468,886
Vodafone Group PLC:
0.38%, 11/22/2021	EUR	300,000	369,188
1.00%, 9/11/2020	EUR	759,000	953,048
1.13%, 11/20/2025	EUR	300,000	361,834
1.25%, 8/25/2021	EUR	300,000	380,902
1.60%, 7/29/2031	EUR	200,000	227,183
1.75%, 8/25/2023	EUR	400,000	516,871
1.88%, 9/11/2025	EUR	550,000	705,422
2.20%, 8/25/2026	EUR	928,000	1,202,872
3.00%, 8/12/2056	GBP	300,000	364,339
3.38%, 8/8/2049	GBP	300,000	392,290
4.65%, 1/20/2022	EUR	100,000	142,499
Wellcome Trust, Ltd. 2.52%, 2/7/2118	GBP	100,000	141,759
Western Power Distribution East Midlands PLC 5.25%, 1/17/2023	GBP	200,000	321,818
Western Power Distribution West Midlands PLC 5.75%, 4/16/2032	GBP	300,000	551,969

			41,659,841

UNITED STATES — 27.1%
AbbVie, Inc.:
0.38%, 11/18/2019	EUR	600,000	742,724
1.38%, 5/17/2024	EUR	514,000	639,799
American Express Credit Corp. 0.63%, 11/22/2021	EUR	500,000	621,078
American International Group, Inc. 1.88%, 6/21/2027	EUR	400,000	488,722
Amgen, Inc.:
1.25%, 2/25/2022	EUR	400,000	507,031
4.00%, 9/13/2029	GBP	200,000	315,086
Apple, Inc.:
0.35%, 6/10/2020	JPY	100,000,000	947,098
0.88%, 5/24/2025	EUR	600,000	740,636
1.00%, 11/10/2022	EUR	500,000	635,105
1.38%, 1/17/2024	EUR	400,000	513,590
1.38%, 5/24/2029	EUR	300,000	369,965
1.63%, 11/10/2026	EUR	400,000	516,503
2.00%, 9/17/2027	EUR	300,000	398,773
3.05%, 7/31/2029	GBP	300,000	454,924
Series MTN, 3.70%, 8/28/2022	AUD	350,000	277,911

Security Description	Principal Amount		Value

AT&T, Inc.:
1.30%, 9/5/2023	EUR	600,000	$757,262
1.45%, 6/1/2022	EUR	800,000	1,022,075
1.88%, 12/4/2020	EUR	200,000	257,015
2.40%, 3/15/2024	EUR	500,000	661,977
2.45%, 3/15/2035	EUR	400,000	464,441
2.50%, 3/15/2023	EUR	300,000	401,070
2.65%, 12/17/2021	EUR	300,000	398,391
3.15%, 9/4/2036	EUR	1,159,000	1,447,105
3.50%, 12/17/2025	EUR	300,000	425,162
3.55%, 12/17/2032	EUR	500,000	682,898
3.55%, 9/14/2037	GBP	400,000	563,432
4.25%, 6/1/2043	GBP	300,000	456,893
4.38%, 9/14/2029	GBP	350,000	548,017
4.88%, 6/1/2044	GBP	400,000	666,900
7.00%, 4/30/2040	GBP	250,000	523,885
7.00%, 4/30/2040	GBP	100,000	209,554
Bank of America Corp.:
0.75%, 7/26/2023	EUR	500,000	611,103
1.38%, 9/10/2021	EUR	600,000	764,254
1.63%, 9/14/2022	EUR	600,000	769,328
2.30%, 7/25/2025	GBP	300,000	416,066
2.38%, 6/19/2024	EUR	400,000	531,476
2.50%, 7/27/2020	EUR	500,000	648,808
6.13%, 9/15/2021	GBP	200,000	320,940
7.00%, 7/31/2028	GBP	350,000	680,449
3 Month USD LIBOR - 0.83%, 0.74%, 2/7/2022	EUR	300,000	372,703
3 Month USD LIBOR + 1.03%, 1.38%, 2/7/2025	EUR	300,000	373,973
3 Month USD LIBOR + 1.20%, 1.78%, 5/4/2027	EUR	600,000	755,358
Berkshire Hathaway, Inc.:
0.50%, 3/13/2020	EUR	300,000	372,669
1.13%, 3/16/2027	EUR	600,000	725,056
1.30%, 3/15/2024	EUR	150,000	189,792
1.63%, 3/16/2035	EUR	300,000	354,898
Booking Holdings, Inc.:
0.80%, 3/10/2022	EUR	100,000	124,399
0.80%, 3/10/2022	EUR	200,000	248,798
2.38%, 9/23/2024	EUR	200,000	263,700
Citigroup, Inc.:
0.75%, 10/26/2023	EUR	700,000	853,047
1.38%, 10/27/2021	EUR	800,000	1,018,497
Series EMTN, 1.50%, 10/26/2028	EUR	400,000	486,257
1.75%, 1/28/2025	EUR	400,000	510,604
2.38%, 5/22/2024	EUR	300,000	398,754
5.00%, 8/2/2019	EUR	450,000	591,187
7.38%, 9/4/2019	EUR	500,000	680,243
Coca-Cola Co.:
0.75%, 3/9/2023	EUR	500,000	623,960
1.13%, 3/9/2027	EUR	500,000	617,662
1.63%, 3/9/2035	EUR	500,000	610,463
1.88%, 9/22/2026	EUR	400,000	527,829
FedEx Corp. 1.63%, 1/11/2027	EUR	400,000	496,030

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

GE Capital European Funding:
0.80%, 1/21/2022	EUR	700,000	$872,852
2.25%, 7/20/2020	EUR	250,000	322,351
2.63%, 3/15/2023	EUR	400,000	537,941
2.88%, 6/18/2019	EUR	300,000	381,910
5.38%, 1/23/2020	EUR	300,000	404,450
General Electric Co.:
0.38%, 5/17/2022	EUR	700,000	856,657
0.88%, 5/17/2025	EUR	600,000	720,260
1.25%, 5/26/2023	EUR	300,000	377,496
1.50%, 5/17/2029	EUR	700,000	839,950
1.88%, 5/28/2027	EUR	400,000	507,439
2.13%, 5/17/2037	EUR	700,000	803,978
Goldman Sachs Group, Inc.:
0.75%, 5/10/2019	EUR	300,000	372,243
1.25%, 5/1/2025	EUR	400,000	488,470
1.38%, 7/26/2022	EUR	300,000	379,965
1.38%, 5/15/2024	EUR	700,000	871,197
1.63%, 7/27/2026	EUR	700,000	862,562
2.00%, 7/27/2023	EUR	400,000	516,020
2.13%, 9/30/2024	EUR	500,000	649,514
2.50%, 10/18/2021	EUR	200,000	263,605
2.63%, 8/19/2020	EUR	700,000	911,316
3.00%, 2/12/2031	EUR	400,000	546,808
3.25%, 2/1/2023	EUR	200,000	273,540
4.25%, 1/29/2026	GBP	300,000	467,505
5.13%, 10/23/2019	EUR	200,000	265,522
Honeywell International, Inc.:
0.65%, 2/21/2020	EUR	400,000	497,899
1.30%, 2/22/2023	EUR	200,000	255,040
1.30%, 2/22/2023	EUR	100,000	127,520
International Business Machines Corp.:
0.50%, 9/7/2021	EUR	300,000	373,020
0.95%, 5/23/2025	EUR	200,000	245,913
1.25%, 5/26/2023	EUR	300,000	381,798
1.38%, 11/19/2019	EUR	400,000	503,828
1.50%, 5/23/2029	EUR	500,000	621,736
1.88%, 11/6/2020	EUR	200,000	257,563
1.88%, 11/6/2020	EUR	200,000	257,563
2.75%, 12/21/2020	GBP	300,000	436,208
2.88%, 11/7/2025	EUR	300,000	420,416
Johnson & Johnson:
0.25%, 1/20/2022	EUR	600,000	741,426
1.65%, 5/20/2035	EUR	600,000	766,427
4.75%, 11/6/2019	EUR	100,000	132,847
JPMorgan Chase & Co.:
0.63%, 1/25/2024	EUR	700,000	846,165
1.38%, 9/16/2021	EUR	500,000	636,423
1.50%, 10/26/2022	EUR	500,000	639,979
1.50%, 1/27/2025	EUR	500,000	630,372
1.50%, 10/29/2026	EUR	700,000	872,013
1.88%, 11/21/2019	EUR	400,000	507,496
2.63%, 4/23/2021	EUR	500,000	659,020
2.75%, 8/24/2022	EUR	400,000	539,208
2.75%, 2/1/2023	EUR	200,000	270,423

Security Description	Principal Amount		Value

2.88%, 5/24/2028	EUR	200,000	$279,729
3.00%, 2/19/2026	EUR	600,000	836,280
3.88%, 9/23/2020	EUR	200,000	269,164
3 Month USD LIBOR + 0.84%, 1.64%, 5/18/2028	EUR	800,000	995,735
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	400,000	494,265
McDonald’s Corp. 1.00%, 11/15/2023	EUR	400,000	498,028
Merck & Co., Inc.:
1.13%, 10/15/2021	EUR	400,000	507,767
1.88%, 10/15/2026	EUR	300,000	392,900
Microsoft Corp.:
2.13%, 12/6/2021	EUR	650,000	854,777
3.13%, 12/6/2028	EUR	500,000	740,888
Morgan Stanley:
1.00%, 12/2/2022	EUR	300,000	373,949
Series EMTN, 1.34%, 10/23/2026	EUR	600,000	723,794
1.38%, 10/27/2026	EUR	500,000	601,702
1.75%, 3/11/2024	EUR	700,000	890,145
Series GMTN, 1.75%, 1/30/2025	EUR	500,000	632,020
1.88%, 3/30/2023	EUR	300,000	387,018
1.88%, 4/27/2027	EUR	600,000	747,627
Series GMTN, 2.38%, 3/31/2021	EUR	500,000	652,626
Series GMTN, 2.63%, 3/9/2027	GBP	300,000	416,166
Series GMTN, 5.38%, 8/10/2020	EUR	300,000	414,610
Mylan NV 2.25%, 11/22/2024	EUR	300,000	378,744
Oracle Corp. 2.25%, 1/10/2021	EUR	400,000	522,618
Pfizer, Inc.:
0.01%, 3/6/2020	EUR	300,000	369,637
0.25%, 3/6/2022	EUR	300,000	369,365
2.74%, 6/15/2043	GBP	500,000	696,224
5.75%, 6/3/2021	EUR	350,000	508,679
Philip Morris International, Inc.:
1.75%, 3/19/2020	EUR	400,000	508,130
2.88%, 3/3/2026	EUR	300,000	412,288
Priceline Group, Inc.:
1.80%, 3/3/2027	EUR	300,000	374,165
2.38%, 9/23/2024	EUR	200,000	263,700
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	500,000	636,477
2.00%, 8/16/2022	EUR	300,000	396,552
4.88%, 5/11/2027	EUR	300,000	496,559
Thermo Fisher Scientific, Inc. 0.75%, 9/12/2024	EUR	448,000	540,670
Toyota Motor Credit Corp.:
0.75%, 7/21/2022	EUR	400,000	500,508
1.00%, 9/10/2021	EUR	400,000	505,614
1.80%, 7/23/2020	EUR	200,000	256,266

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

US Bancorp Series EMTN, 0.85%, 6/7/2024	EUR	300,000	$366,472
Verizon Communications, Inc.:
0.88%, 4/2/2025	EUR	300,000	361,478
1.38%, 10/27/2026	EUR	300,000	364,752
1.38%, 11/2/2028	EUR	200,000	234,682
2.63%, 12/1/2031	EUR	500,000	640,557
Series 20Y, 2.88%, 1/15/2038	EUR	700,000	859,161
3.25%, 2/17/2026	EUR	400,000	559,645
3.38%, 10/27/2036	GBP	300,000	417,837
Walmart, Inc.:
4.88%, 9/21/2029	EUR	350,000	593,209
5.25%, 9/28/2035	GBP	150,000	294,889
5.63%, 3/27/2034	GBP	450,000	898,579
Wells Fargo & Co.:
1.00%, 2/2/2027	EUR	800,000	943,894
1.13%, 10/29/2021	EUR	400,000	504,387
1.38%, 10/26/2026	EUR	700,000	856,815
1.50%, 9/12/2022	EUR	500,000	636,873
Series EMTN, 1.50%, 5/24/2027	EUR	600,000	736,498
1.63%, 6/2/2025	EUR	350,000	442,923
2.00%, 7/28/2025	GBP	300,000	409,479
2.00%, 4/27/2026	EUR	600,000	772,798
2.13%, 4/22/2022	GBP	300,000	422,004
2.13%, 6/4/2024	EUR	400,000	524,724
2.25%, 9/3/2020	EUR	400,000	517,120
2.25%, 5/2/2023	EUR	400,000	527,549
2.63%, 8/16/2022	EUR	250,000	333,290
4.63%, 11/2/2035	GBP	200,000	349,700
ZF North America Capital, Inc. 2.75%, 4/27/2023	EUR	500,000	662,330

			92,384,210

TOTAL CORPORATE BONDS & NOTES
(Cost $327,346,298)			336,124,027

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.0% (a)

State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b) (c) (Cost $11,363)	11,363	$11,363

TOTAL INVESTMENTS — 98.7%
(Cost $327,357,661)		336,135,390

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		4,290,056

NET ASSETS — 100.0%		$340,425,446

(a)	Amount shown represents less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.

EMTN = Euro Medium Term Note

GMTN = Global Medium Term Note

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

AUD — Australian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Corporate Bonds & Notes
Australia	$—	$5,910,838	$—	$5,910,838
Austria	—	363,005	—	363,005
Belgium	—	9,047,707	—	9,047,707
Canada	—	686,496	—	686,496
Cayman Islands	—	502,705	—	502,705
Denmark	—	1,532,156	—	1,532,156
Finland	—	374,966	—	374,966
France	—	52,320,777	—	52,320,777
Germany	—	34,413,342	—	34,413,342

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Hong Kong	$—	$1,117,254	$—	$1,117,254
Ireland	—	370,959	—	370,959
Italy	—	17,709,887	—	17,709,887
Japan	—	2,522,062	—	2,522,062
Luxembourg	—	2,234,623	—	2,234,623
Mexico	—	1,642,686	—	1,642,686
Netherlands	—	27,997,566	—	27,997,566
Norway	—	1,734,528	—	1,734,528
Portugal	—	833,191	—	833,191
Spain	—	19,768,346	—	19,768,346
Sweden	—	7,304,417	—	7,304,417
Switzerland	—	13,692,465	—	13,692,465
United Kingdom	161,441	41,498,400	—	41,659,841
United States	—	92,384,210	—	92,384,210
Short-Term Investment	11,363	—	—	11,363

TOTAL INVESTMENTS	$172,804	$335,962,586	$—	$336,135,390

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,844	$27,844	$72,663,897	$72,680,378	$—	$—	11,363	$11,363	$9,014	$—

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.7%
AUSTRALIA — 4.6%
Australia Government Bond: Series 146, 1.75%, 11/21/2020	AUD	5,820,000	$4,428,285
2.00%, 12/21/2021	AUD	3,915,000	2,982,118
2.25%, 11/21/2022	AUD	2,900,000	2,218,822
2.25%, 5/21/2028	AUD	4,735,000	3,517,585
Series 143, 2.75%, 10/21/2019	AUD	4,825,000	3,746,309
2.75%, 4/21/2024	AUD	4,850,000	3,785,497
2.75%, 11/21/2027	AUD	5,105,000	3,965,536
2.75%, 11/21/2028	AUD	5,905,000	4,581,192
2.75%, 11/21/2029	AUD	2,100,000	1,623,118
2.75%, 6/21/2035	AUD	1,334,000	995,642
3.00%, 3/21/2047	AUD	2,235,000	1,649,360
3.25%, 4/21/2025	AUD	4,950,000	3,979,331
3.25%, 4/21/2029	AUD	3,425,000	2,781,128
3.25%, 6/21/2039	AUD	1,200,000	947,009
3.75%, 4/21/2037	AUD	2,356,000	2,004,966
4.25%, 4/21/2026	AUD	8,065,000	6,945,510
Series 126, 4.50%, 4/15/2020	AUD	4,900,000	3,942,823
4.50%, 4/21/2033	AUD	3,010,000	2,785,236
4.75%, 4/21/2027	AUD	4,995,000	4,496,054
5.50%, 4/21/2023	AUD	4,250,000	3,748,618
5.75%, 5/15/2021	AUD	5,670,000	4,821,781
5.75%, 7/15/2022	AUD	4,665,000	4,087,661

			74,033,581

AUSTRIA — 3.8%
Austria Government Bond:
Series EMTN, 0.01%, 9/20/2022 (a)	EUR	1,210,000	1,494,923
0.01%, 7/15/2023 (a)	EUR	2,555,000	3,129,604
0.25%, 10/18/2019 (a)	EUR	2,845,000	3,543,956
0.50%, 4/20/2027 (a)	EUR	2,220,000	2,705,215
0.75%, 10/20/2026 (a)	EUR	2,500,000	3,133,419
0.75%, 2/20/2028 (a)	EUR	350,000	432,489
1.20%, 10/20/2025 (a)	EUR	2,300,000	3,000,847
1.50%, 2/20/2047 (a)	EUR	1,160,000	1,462,458
1.50%, 11/2/2086 (a)	EUR	550,000	618,193
1.65%, 10/21/2024 (a)	EUR	1,800,000	2,413,409
1.75%, 10/20/2023 (a)	EUR	1,950,000	2,617,088
1.95%, 6/18/2019 (a)	EUR	1,635,000	2,072,054
Series EMTN, 2.10%, 12/31/2099 (a)	EUR	775,000	1,071,769
2.40%, 5/23/2034 (a)	EUR	1,850,000	2,723,870
3.15%, 6/20/2044 (a)	EUR	1,435,000	2,497,418
3.40%, 11/22/2022 (a)	EUR	2,125,000	3,038,115
3.50%, 9/15/2021 (a)	EUR	3,515,000	4,889,210
3.65%, 4/20/2022 (a)	EUR	1,834,000	2,605,618
3.80%, 1/26/2062 (a)	EUR	840,000	1,778,911
3.90%, 7/15/2020 (a)	EUR	2,500,000	3,380,828
4.15%, 3/15/2037 (a)	EUR	2,725,000	5,092,043
4.85%, 3/15/2026 (a)	EUR	1,550,000	2,573,918

Security Description	Principal Amount		Value

6.25%, 7/15/2027	EUR	2,910,000	$5,428,315

			61,703,670

BELGIUM — 4.6%
Belgium Government Bond:
Series 79, 0.20%, 10/22/2023 (a)	EUR	1,485,000	1,836,099
0.50%, 10/22/2024 (a)	EUR	560,000	698,933
0.80%, 6/22/2025 (a)	EUR	2,500,000	3,167,910
0.80%, 6/22/2027 (a)	EUR	2,940,000	3,667,827
0.80%, 6/22/2028 (a)	EUR	800,000	987,556
1.00%, 6/22/2026 (a)	EUR	2,850,000	3,644,183
1.00%, 6/22/2031 (a)	EUR	1,300,000	1,600,916
1.45%, 6/22/2037 (a)	EUR	1,060,000	1,340,177
1.60%, 6/22/2047 (a)	EUR	1,410,000	1,759,202
1.90%, 6/22/2038 (a)	EUR	1,050,000	1,424,458
2.15%, 6/22/2066 (a)	EUR	500,000	686,318
2.25%, 6/22/2023	EUR	2,130,000	2,925,310
2.25%, 6/22/2057 (a)	EUR	545,000	772,919
2.60%, 6/22/2024 (a)	EUR	2,525,000	3,566,203
Series 67, 3.00%, 9/28/2019	EUR	1,970,000	2,551,696
3.00%, 6/22/2034 (a)	EUR	1,435,000	2,249,929
Series 58, 3.75%, 9/28/2020 (a)	EUR	3,900,000	5,299,139
3.75%, 6/22/2045	EUR	1,725,000	3,206,054
4.00%, 3/28/2022	EUR	2,305,000	3,315,276
4.00%, 3/28/2032	EUR	1,210,000	2,078,569
4.25%, 9/28/2021 (a)	EUR	2,615,000	3,730,204
4.25%, 9/28/2022	EUR	2,515,000	3,703,678
4.25%, 3/28/2041 (a)	EUR	2,600,000	5,030,591
4.50%, 3/28/2026 (a)	EUR	1,200,000	1,950,698
5.00%, 3/28/2035 (a)	EUR	3,252,000	6,402,421
5.50%, 3/28/2028	EUR	3,925,000	7,100,873

			74,697,139

CANADA — 4.6%
Canada Government International Bond 2.75%, 12/1/2064	CAD	1,085,000	976,664
Canadian Government Bond:
0.50%, 3/1/2022	CAD	3,750,000	2,751,047
0.75%, 5/1/2019	CAD	4,565,000	3,508,101
0.75%, 8/1/2019	CAD	2,965,000	2,271,315
0.75%, 9/1/2020	CAD	3,275,000	2,475,105
0.75%, 3/1/2021	CAD	2,940,000	2,206,967
0.75%, 9/1/2021	CAD	3,725,000	2,777,982
1.00%, 9/1/2022	CAD	3,030,000	2,255,631
1.00%, 6/1/2027	CAD	2,880,000	2,031,470
1.25%, 11/1/2019	CAD	2,715,000	2,090,418
1.25%, 2/1/2020	CAD	4,065,000	3,123,200
1.50%, 3/1/2020	CAD	3,900,000	3,008,347
1.50%, 6/1/2023	CAD	4,845,000	3,670,099
1.50%, 6/1/2026	CAD	3,395,000	2,520,002
1.75%, 9/1/2019	CAD	4,975,000	3,860,685
1.75%, 5/1/2020	CAD	2,635,000	2,040,779

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

1.75%, 3/1/2023	CAD	2,880,000	$2,211,183
2.00%, 6/1/2028	CAD	2,590,000	1,988,108
2.00%, 12/1/2051	CAD	350,000	257,180
2.25%, 6/1/2025	CAD	1,850,000	1,452,736
2.50%, 6/1/2024	CAD	2,675,000	2,131,431
2.75%, 6/1/2022	CAD	2,020,000	1,616,924
2.75%, 12/1/2048	CAD	2,925,000	2,529,668
3.25%, 6/1/2021	CAD	2,350,000	1,897,207
3.50%, 6/1/2020	CAD	2,500,000	2,007,582
3.50%, 12/1/2045	CAD	3,095,000	3,021,709
3.75%, 6/1/2019	CAD	3,195,000	2,537,860
4.00%, 6/1/2041	CAD	3,100,000	3,165,859
5.00%, 6/1/2037	CAD	2,530,000	2,816,468
Series WL43, 5.75%, 6/1/2029	CAD	1,800,000	1,894,576
5.75%, 6/1/2033	CAD	2,650,000	3,002,573
Series VW17, 8.00%, 6/1/2027	CAD	750,000	866,923

			74,965,799

CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos:
Series 5YR, 4.50%, 4/1/2020	CLP	95,000,000	160,959
4.50%, 6/1/2020	CLP	200,000,000	339,460
Series 10YR, 6.00%, 2/1/2021	CLP	125,000,000	220,355
Series 10YR, 6.00%, 3/1/2022	CLP	75,000,000	133,645
6.00%, 3/1/2023	CLP	55,000,000	99,353
Chile Government International Bond 5.50%, 8/5/2020	CLP	75,000,000	129,400

			1,083,172

CZECH REPUBLIC — 0.7%
Czech Republic Government Bond:
Series 98, 0.01%, 7/17/2019	CZK	19,560,000	941,018
Series 101., 0.01%, 2/10/2020	CZK	8,100,000	389,054
Series 100, 0.25%, 2/10/2027	CZK	7,300,000	310,667
Series 97, 0.45%, 10/25/2023	CZK	17,170,000	797,172
Series 94, 0.95%, 5/15/2030	CZK	15,850,000	671,836
Series 95, 1.00%, 6/26/2026	CZK	9,950,000	456,026
Series 76, 1.50%, 10/29/2019	CZK	18,000,000	884,098
2.00%, 10/13/2033	CZK	2,500,000	115,174
Series 89, 2.40%, 9/17/2025	CZK	13,300,000	682,440
Series 78, 2.50%, 8/25/2028	CZK	20,060,000	1,030,373

Security Description	Principal Amount		Value

Series 46, 3.75%, 9/12/2020	CZK	17,500,000	$909,427
Series 61, 3.85%, 9/29/2021	CZK	14,220,000	759,821
Series 49, 4.20%, 12/4/2036	CZK	6,730,000	409,981
Series 52, 4.70%, 9/12/2022	CZK	18,370,000	1,029,272
Series 53, 4.85%, 11/26/2057	CZK	2,750,000	195,975
Series 56, 5.00%, 4/11/2019	CZK	18,200,000	922,060
Series 58, 5.70%, 5/25/2024	CZK	14,500,000	887,392

			11,391,786

DENMARK — 1.5%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2020	DKK	8,590,000	1,443,603
Series 10Y, 0.50%, 11/15/2027	DKK	12,810,000	2,106,442
1.50%, 11/15/2023	DKK	11,335,000	2,024,673
1.75%, 11/15/2025	DKK	17,260,000	3,164,877
3.00%, 11/15/2021	DKK	17,800,000	3,290,132
4.00%, 11/15/2019	DKK	17,000,000	3,015,117
4.50%, 11/15/2039	DKK	28,985,000	8,015,123
7.00%, 11/10/2024	DKK	3,100,000	743,398

			23,803,365

FINLAND — 1.6%
Finland Government Bond:
Series 5YR, 0.01%, 4/15/2022 (a)	EUR	1,750,000	2,165,147
0.01%, 9/15/2023 (a)	EUR	1,050,000	1,285,755
0.38%, 9/15/2020 (a)	EUR	1,285,000	1,611,681
0.50%, 4/15/2026 (a)	EUR	1,056,000	1,306,881
0.50%, 9/15/2027 (a)	EUR	1,110,000	1,352,830
0.75%, 4/15/2031 (a)	EUR	950,000	1,151,615
0.88%, 9/15/2025 (a)	EUR	763,000	974,509
1.13%, 4/15/2034 (a)	EUR	500,000	623,497
Series 30YR, 1.38%, 4/15/2047 (a)	EUR	415,000	525,916
1.50%, 4/15/2023 (a)	EUR	1,050,000	1,388,439
1.63%, 9/15/2022 (a)	EUR	850,000	1,126,531
2.00%, 4/15/2024 (a)	EUR	1,140,000	1,557,201
2.63%, 7/4/2042 (a)	EUR	1,025,000	1,662,539
2.75%, 7/4/2028 (a)	EUR	1,185,000	1,764,119
3.38%, 4/15/2020 (a)	EUR	1,400,000	1,858,814
3.50%, 4/15/2021 (a)	EUR	1,175,000	1,613,931
4.00%, 7/4/2025 (a)	EUR	1,192,000	1,853,092
4.38%, 7/4/2019 (a)	EUR	1,000,000	1,306,746

			25,129,243

FRANCE — 5.6%
France Government Bond OAT:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

0.01%, 2/25/2020	EUR	2,480,000	$3,079,184
0.01%, 5/25/2020	EUR	1,000,000	1,242,495
0.01%, 5/25/2021	EUR	1,000,000	1,242,218
0.01%, 5/25/2022	EUR	1,525,000	1,887,040
0.01%, 3/25/2023	EUR	1,030,000	1,266,135
0.25%, 11/25/2020	EUR	1,100,000	1,376,004
0.25%, 11/25/2026	EUR	1,450,000	1,743,291
0.50%, 11/25/2019	EUR	1,100,000	1,376,781
0.50%, 5/25/2025	EUR	1,550,000	1,931,700
0.50%, 5/25/2026	EUR	1,500,000	1,852,871
0.75%, 5/25/2028	EUR	1,680,000	2,072,756
1.00%, 5/25/2019	EUR	950,000	1,189,433
1.00%, 11/25/2025	EUR	1,150,000	1,480,801
1.00%, 5/25/2027	EUR	1,790,000	2,282,181
1.25%, 5/25/2036 (a)	EUR	1,370,000	1,692,956
1.50%, 5/25/2031	EUR	1,505,000	1,975,873
1.75%, 5/25/2023	EUR	1,850,000	2,479,843
1.75%, 11/25/2024	EUR	1,500,000	2,029,216
1.75%, 6/25/2039 (a)	EUR	710,000	942,106
1.75%, 5/25/2066 (a)	EUR	495,000	615,078
2.00%, 5/25/2048 (a)	EUR	1,045,000	1,419,486
2.25%, 10/25/2022	EUR	1,500,000	2,043,119
2.25%, 5/25/2024	EUR	1,600,000	2,220,488
2.50%, 10/25/2020	EUR	1,650,000	2,182,413
2.50%, 5/25/2030	EUR	1,500,000	2,192,110
2.75%, 10/25/2027	EUR	1,600,000	2,360,270
3.00%, 4/25/2022	EUR	2,150,000	2,987,705
3.25%, 10/25/2021	EUR	1,925,000	2,664,687
3.25%, 5/25/2045	EUR	1,135,000	1,949,397
3.50%, 4/25/2020	EUR	1,700,000	2,264,048
3.50%, 4/25/2026	EUR	1,700,000	2,607,996
3.75%, 10/25/2019	EUR	1,650,000	2,167,027
3.75%, 4/25/2021	EUR	2,000,000	2,770,681
4.00%, 10/25/2038	EUR	1,190,000	2,193,287
4.00%, 4/25/2055	EUR	810,000	1,653,139
4.00%, 4/25/2060	EUR	500,000	1,049,468
4.25%, 4/25/2019	EUR	1,325,000	1,712,990
4.25%, 10/25/2023	EUR	2,050,000	3,111,410
4.50%, 4/25/2041	EUR	1,450,000	2,906,142
4.75%, 4/25/2035	EUR	1,315,000	2,537,684
5.50%, 4/25/2029	EUR	1,350,000	2,499,977
5.75%, 10/25/2032	EUR	2,015,000	4,089,193
6.00%, 10/25/2025	EUR	1,250,000	2,193,131
8.50%, 10/25/2019	EUR	450,000	632,445
8.50%, 4/25/2023	EUR	1,480,000	2,606,831

			90,773,086

GERMANY — 4.5%
Bundesrepublik Deutschland:
0.01%, 6/14/2019	EUR	1,720,000	2,132,062
0.01%, 9/13/2019	EUR	1,000,000	1,241,534
0.01%, 12/13/2019	EUR	690,000	857,900
0.01%, 3/13/2020	EUR	600,000	746,709
0.01%, 8/15/2026	EUR	1,475,000	1,766,865
0.25%, 2/15/2027	EUR	1,880,000	2,287,980
0.50%, 8/15/2027	EUR	2,135,000	2,641,716
0.50%, 2/15/2028	EUR	550,000	676,891

Security Description	Principal Amount		Value

1.25%, 8/15/2048	EUR	440,000	$554,343
4.75%, 7/4/2028	EUR	600,000	1,052,704
6.25%, 1/4/2024	EUR	200,000	334,833
Federal Republic of Germany:
Series 171, 0.01%, 4/17/2020	EUR	1,000,000	1,244,852
0.01%, 4/9/2021	EUR	900,000	1,122,452
0.01%, 10/8/2021	EUR	1,250,000	1,557,707
0.01%, 4/8/2022	EUR	995,000	1,238,119
0.01%, 10/7/2022	EUR	1,000,000	1,241,262
0.01%, 4/14/2023	EUR	450,000	556,343
Series 170, 0.25%, 10/11/2019	EUR	550,000	685,709
Series 172, 0.25%, 10/16/2020	EUR	1,650,000	2,070,585
Series 169, 0.50%, 4/12/2019	EUR	1,000,000	1,244,781
0.50%, 2/15/2025	EUR	1,250,000	1,575,549
0.50%, 2/15/2026	EUR	1,423,000	1,784,018
1.00%, 8/15/2024	EUR	775,000	1,009,186
1.00%, 8/15/2025	EUR	1,848,000	2,407,688
1.50%, 9/4/2022	EUR	1,000,000	1,324,913
1.50%, 2/15/2023	EUR	1,320,000	1,755,843
1.50%, 5/15/2023	EUR	950,000	1,265,224
1.50%, 5/15/2024	EUR	1,974,000	2,644,103
1.75%, 7/4/2022	EUR	1,250,000	1,670,340
1.75%, 2/15/2024	EUR	700,000	949,066
2.00%, 1/4/2022	EUR	1,000,000	1,338,491
2.00%, 8/15/2023	EUR	950,000	1,298,578
2.25%, 9/4/2020	EUR	1,000,000	1,314,149
2.25%, 9/4/2021	EUR	850,000	1,140,347
2.50%, 1/4/2021	EUR	1,100,000	1,466,049
2.50%, 7/4/2044	EUR	1,237,000	2,007,921
2.50%, 8/15/2046	EUR	1,425,000	2,342,623
3.00%, 7/4/2020	EUR	1,200,000	1,595,495
Series 09, 3.25%, 1/4/2020	EUR	1,450,000	1,906,321
3.25%, 7/4/2021	EUR	1,030,000	1,419,272
3.25%, 7/4/2042	EUR	910,000	1,647,812
Series 09, 3.50%, 7/4/2019	EUR	1,000,000	1,294,295
4.00%, 1/4/2037	EUR	1,597,000	3,010,018
4.25%, 7/4/2039	EUR	750,000	1,503,599
4.75%, 7/4/2034	EUR	1,375,000	2,701,525
Series 08, 4.75%, 7/4/2040	EUR	825,000	1,777,545
5.50%, 1/4/2031	EUR	800,000	1,568,286
5.63%, 1/4/2028	EUR	600,000	1,102,928
6.25%, 1/4/2030	EUR	500,000	1,012,251
6.50%, 7/4/2027	EUR	450,000	861,764

			73,950,546

HONG KONG — 0.1%
Hong Kong Government Bond Programme:
0.91%, 11/5/2020	HKD	1,750,000	219,362
1.06%, 2/5/2020	HKD	3,050,000	386,153

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

1.10%, 1/17/2023	HKD	1,150,000	$141,561
1.16%, 5/18/2022	HKD	1,350,000	167,987
1.25%, 6/29/2027	HKD	500,000	59,938
1.68%, 1/21/2026	HKD	400,000	50,110
2.22%, 8/7/2024	HKD	1,000,000	130,140
2.46%, 8/4/2021	HKD	1,150,000	150,171
2.93%, 1/13/2020	HKD	1,750,000	228,742

			1,534,164

HUNGARY — 0.6%
Hungary Government Bond:
Series 20/C, 1.00%, 9/23/2020	HUF	142,000,000	566,955
Series 22/B, 1.75%, 10/26/2022	HUF	182,200,000	734,375
Series 19/C, 2.00%, 10/30/2019	HUF	90,700,000	367,994
Series 21/B, 2.50%, 10/27/2021	HUF	136,800,000	569,551
Series 26/D, 2.75%, 12/22/2026	HUF	50,000,000	204,424
Series 24/B, 3.00%, 6/26/2024	HUF	174,000,000	737,820
Series 27/A, 3.00%, 10/27/2027	HUF	168,600,000	697,360
Series 20/B, 3.50%, 6/24/2020	HUF	185,000,000	780,228
Series 25/B, 5.50%, 6/24/2025	HUF	245,000,000	1,193,555
6.00%, 11/24/2023	HUF	227,490,000	1,114,257
Series 19/A, 6.50%, 6/24/2019	HUF	148,500,000	630,714
Series 28/A, 6.75%, 10/22/2028	HUF	65,570,000	360,558
Series 22/A, 7.00%, 6/24/2022	HUF	224,500,000	1,098,267
Series 20/A, 7.50%, 11/12/2020	HUF	146,700,000	682,018

			9,738,076

IRELAND — 2.0%
Ireland Government Bond:
0.01%, 10/18/2022	EUR	970,000	1,192,118
0.80%, 3/15/2022	EUR	1,445,000	1,843,599
0.90%, 5/15/2028	EUR	1,220,000	1,499,376
1.00%, 5/15/2026	EUR	2,450,000	3,100,798
1.70%, 5/15/2037	EUR	1,125,000	1,437,237
2.00%, 2/18/2045	EUR	1,795,000	2,375,976
2.40%, 5/15/2030	EUR	2,065,000	2,928,282
3.40%, 3/18/2024	EUR	1,980,000	2,889,007
3.90%, 3/20/2023	EUR	1,330,000	1,946,463
4.40%, 6/18/2019	EUR	1,520,000	1,980,615
4.50%, 4/18/2020	EUR	2,280,000	3,090,889
5.00%, 10/18/2020	EUR	1,645,000	2,305,149
5.40%, 3/13/2025	EUR	2,350,000	3,868,753
5.90%, 10/18/2019	EUR	1,300,000	1,758,350

			32,216,612

Security Description	Principal Amount		Value

ISRAEL — 0.8%
Israel Government Bond:
Series 0421, 1.00%, 4/30/2021	ILS	2,970,000	$858,949
1.25%, 11/30/2022	ILS	2,850,000	828,319
Series 0825, 1.75%, 8/31/2025	ILS	3,300,000	963,855
Series 0327, 2.00%, 3/31/2027	ILS	2,635,000	772,548
Series 0519, 2.25%, 5/31/2019	ILS	4,280,000	1,248,428
Series 0324, 3.75%, 3/31/2024	ILS	3,300,000	1,084,969
Series 0347, 3.75%, 3/31/2047	ILS	880,000	292,208
Series 0323, 4.25%, 3/31/2023	ILS	3,700,000	1,229,083
Series 0120, 5.00%, 1/31/2020	ILS	5,070,000	1,569,794
Series 0122, 5.50%, 1/31/2022	ILS	3,925,000	1,324,683
Series 0142, 5.50%, 1/31/2042	ILS	3,985,000	1,703,497
Series 1026, 6.25%, 10/30/2026	ILS	3,700,000	1,454,877

			13,331,210

ITALY — 5.5%
Italy Buoni Poliennali Del Tesoro:
0.05%, 10/15/2019	EUR	730,000	903,073
0.35%, 6/15/2020	EUR	1,000,000	1,244,732
0.35%, 11/1/2021	EUR	735,000	909,971
0.45%, 6/1/2021	EUR	450,000	560,475
0.65%, 10/15/2023	EUR	1,775,000	2,164,429
0.90%, 8/1/2022	EUR	920,000	1,152,082
0.95%, 3/15/2023	EUR	1,950,000	2,433,692
1.20%, 4/1/2022	EUR	975,000	1,239,214
1.25%, 12/1/2026	EUR	1,000,000	1,200,180
1.45%, 11/15/2024	EUR	20,000	25,091
1.60%, 6/1/2026	EUR	800,000	992,411
1.85%, 5/15/2024	EUR	325,000	419,765
2.00%, 2/1/2028	EUR	650,000	815,418
2.05%, 8/1/2027	EUR	770,000	976,353
2.20%, 6/1/2027	EUR	795,000	1,022,589
2.25%, 9/1/2036 (a)	EUR	1,105,000	1,323,379
2.45%, 9/1/2033 (a)	EUR	500,000	627,428
2.80%, 3/1/2067 (a)	EUR	295,000	343,865
2.95%, 9/1/2038 (a)	EUR	250,000	325,637
3.45%, 3/1/2048 (a)	EUR	695,000	959,546
3.75%, 8/1/2021	EUR	1,450,000	1,997,866
7.25%, 11/1/2026	EUR	1,020,000	1,829,727
Italy Certificati di Credito del Tesoro:
0.01%, 5/30/2019	EUR	1,000,000	1,234,767
0.01%, 10/30/2019	EUR	200,000	247,105
Republic of Italy:
0.10%, 4/15/2019	EUR	450,000	556,293

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

0.65%, 11/1/2020	EUR	1,000,000	$1,254,079
0.70%, 5/1/2020	EUR	800,000	1,002,810
1.05%, 12/1/2019	EUR	825,000	1,037,557
1.35%, 4/15/2022	EUR	850,000	1,085,367
1.45%, 9/15/2022	EUR	910,000	1,165,531
1.50%, 8/1/2019	EUR	950,000	1,197,737
1.50%, 6/1/2025	EUR	825,000	1,030,186
1.65%, 3/1/2032 (a)	EUR	1,005,000	1,164,052
2.00%, 12/1/2025	EUR	700,000	898,790
2.15%, 12/15/2021	EUR	950,000	1,250,641
2.50%, 5/1/2019	EUR	600,000	760,849
2.50%, 12/1/2024	EUR	1,000,000	1,336,060
2.70%, 3/1/2047 (a)	EUR	855,000	1,039,417
3.25%, 9/1/2046 (a)	EUR	700,000	944,819
3.50%, 3/1/2030 (a)	EUR	1,150,000	1,630,212
3.75%, 3/1/2021	EUR	1,100,000	1,501,377
3.75%, 5/1/2021	EUR	1,000,000	1,369,684
3.75%, 9/1/2024	EUR	1,000,000	1,433,332
4.00%, 9/1/2020	EUR	1,400,000	1,894,844
4.00%, 2/1/2037	EUR	1,300,000	1,971,743
4.25%, 9/1/2019	EUR	1,025,000	1,343,040
4.25%, 3/1/2020	EUR	1,100,000	1,469,877
4.50%, 2/1/2020	EUR	1,950,000	2,609,280
4.50%, 5/1/2023	EUR	950,000	1,391,222
4.50%, 3/1/2024	EUR	1,175,000	1,740,248
4.50%, 3/1/2026	EUR	950,000	1,438,599
4.75%, 9/1/2021	EUR	1,200,000	1,706,544
4.75%, 8/1/2023 (a)	EUR	1,800,000	2,678,999
4.75%, 9/1/2028 (a)	EUR	1,000,000	1,567,818
4.75%, 9/1/2044 (a)	EUR	800,000	1,343,587
5.00%, 3/1/2022	EUR	1,050,000	1,526,512
5.00%, 3/1/2025 (a)	EUR	1,150,000	1,771,225
5.00%, 8/1/2034	EUR	1,735,000	2,902,723
5.00%, 8/1/2039	EUR	950,000	1,623,721
5.00%, 9/1/2040	EUR	1,000,000	1,706,386
5.25%, 11/1/2029	EUR	1,350,000	2,226,569
5.50%, 9/1/2022	EUR	900,000	1,349,570
5.50%, 11/1/2022	EUR	900,000	1,355,257
5.75%, 2/1/2033	EUR	1,066,000	1,884,970
6.00%, 5/1/2031	EUR	1,350,000	2,399,310
6.50%, 11/1/2027	EUR	1,300,000	2,278,669

			88,788,301

JAPAN — 22.9%
Government of Japan 2 Year Bond:
Series 375, 0.10%, 4/15/2019	JPY	344,750,000	3,249,694
Series 377, 0.10%, 6/15/2019	JPY	563,000,000	5,308,823
Series 378, 0.10%, 7/15/2019	JPY	209,000,000	1,971,144
Series 379, 0.10%, 8/15/2019	JPY	8,000,000	75,466
Series 380, 0.10%, 9/15/2019	JPY	140,000,000	1,320,963
Series 381, 0.10%, 10/15/2019	JPY	127,500,000	1,203,260

Security Description	Principal Amount		Value

Series 382, 0.10%, 11/15/2019	JPY	106,000,000	$1,000,556
Series 383, 0.10%, 12/15/2019	JPY	326,000,000	3,077,796
0.10%, 1/15/2020	JPY	80,000,000	755,460
0.10%, 2/15/2020	JPY	36,000,000	340,028
0.10%, 3/15/2020	JPY	110,000,000	1,039,172
Government of Japan 5 Year Bond:
Series 119, 0.10%, 6/20/2019	JPY	243,000,000	2,291,146
Series 121, 0.10%, 9/20/2019	JPY	200,000,000	1,886,958
Series 122, 0.10%, 12/20/2019	JPY	768,750,000	7,257,549
Series 123, 0.10%, 3/20/2020	JPY	465,000,000	4,392,643
Series 124, 0.10%, 6/20/2020	JPY	360,000,000	3,402,313
Series 125, 0.10%, 9/20/2020	JPY	365,000,000	3,451,146
Series 126, 0.10%, 12/20/2020	JPY	300,000,000	2,837,828
Series 127, 0.10%, 3/20/2021	JPY	360,000,000	3,407,458
0.10%, 6/20/2021	JPY	510,000,000	4,829,774
0.10%, 9/20/2021	JPY	925,000,000	8,763,538
0.10%, 12/20/2021	JPY	450,000,000	4,265,205
0.10%, 3/20/2022	JPY	465,000,000	4,410,482
0.10%, 6/20/2022	JPY	649,000,000	6,155,706
0.10%, 9/20/2022	JPY	628,000,000	5,960,361
Series 118, 0.20%, 6/20/2019	JPY	468,000,000	4,418,034
Series 120, 0.20%, 9/20/2019	JPY	150,000,000	1,417,292
0.10%, 12/20/2022	JPY	180,000,000	1,709,416
Government of Japan 10 Year Bond:
0.10%, 3/20/2026	JPY	680,000,000	6,462,206
0.10%, 6/20/2026	JPY	500,000,000	4,750,071
0.10%, 9/20/2026	JPY	1,080,300,000	10,257,517
0.10%, 12/20/2026	JPY	500,000,000	4,744,758
0.10%, 3/20/2027	JPY	462,250,000	4,386,094
0.10%, 6/20/2027	JPY	337,000,000	3,194,925
0.10%, 9/20/2027	JPY	434,000,000	4,116,246
0.10%, 12/20/2027	JPY	330,000,000	3,124,714
0.10%, 3/20/2028	JPY	260,000,000	2,457,568
0.30%, 12/20/2024	JPY	133,000,000	1,282,253
0.30%, 12/20/2025	JPY	450,000,000	4,345,557
0.40%, 3/20/2025	JPY	365,000,000	3,544,121
0.40%, 6/20/2025	JPY	500,000,000	4,858,721
0.40%, 9/20/2025	JPY	425,000,000	4,130,552
0.50%, 9/20/2024	JPY	250,000,000	2,438,670
0.50%, 12/20/2024	JPY	94,950,000	927,564
0.60%, 3/20/2023	JPY	380,000,000	3,698,309
0.60%, 9/20/2023	JPY	120,000,000	1,171,577
0.60%, 12/20/2023	JPY	395,000,000	3,859,969
0.60%, 3/20/2024	JPY	397,500,000	3,893,706

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

0.60%, 6/20/2024	JPY	355,000,000	$3,480,469
0.70%, 12/20/2022	JPY	115,000,000	1,122,458
Series 311, 0.80%, 9/20/2020	JPY	140,000,000	1,346,554
0.80%, 6/20/2022	JPY	269,950,000	2,636,067
0.80%, 9/20/2022	JPY	250,000,000	2,446,897
0.80%, 12/20/2022	JPY	600,000,000	5,882,990
0.80%, 6/20/2023	JPY	380,000,000	3,740,758
0.80%, 9/20/2023	JPY	280,000,000	2,762,614
0.90%, 3/20/2022	JPY	135,000,000	1,320,664
0.90%, 6/20/2022	JPY	190,000,000	1,862,929
Series 310, 1.00%, 9/20/2020	JPY	250,000,000	2,416,197
1.00%, 9/20/2021	JPY	390,000,000	3,810,155
1.00%, 12/20/2021	JPY	200,000,000	1,958,571
1.00%, 3/20/2022	JPY	320,000,000	3,142,439
Series 309, 1.10%, 6/20/2020	JPY	66,000,000	637,590
1.10%, 6/20/2021	JPY	200,000,000	1,954,509
1.10%, 9/20/2021	JPY	170,000,000	1,666,400
1.10%, 12/20/2021	JPY	260,000,000	2,555,261
Series 312, 1.20%, 12/20/2020	JPY	370,000,000	3,604,360
1.20%, 6/20/2021	JPY	95,000,000	931,241
Series 305, 1.30%, 12/20/2019	JPY	377,000,000	3,632,281
1.30%, 3/20/2021	JPY	275,000,000	2,695,155
Government of Japan 20 Year Bond:
0.20%, 6/20/2036	JPY	250,000,000	2,252,257
0.40%, 3/20/2036	JPY	455,000,000	4,256,336
0.50%, 9/20/2036	JPY	150,000,000	1,422,271
0.60%, 12/20/2036	JPY	220,000,000	2,117,523
0.60%, 6/20/2037	JPY	150,000,000	1,437,729
0.60%, 9/20/2037	JPY	215,000,000	2,056,823
0.60%, 12/20/2037	JPY	175,000,000	1,672,398
0.70%, 3/20/2037	JPY	124,600,000	1,218,983
0.80%, 6/20/2023	JPY	60,000,000	590,618
1.00%, 12/20/2035	JPY	360,000,000	3,722,403
1.20%, 12/20/2034	JPY	250,000,000	2,671,392
1.20%, 3/20/2035	JPY	205,000,000	2,189,307
1.20%, 9/20/2035	JPY	270,000,000	2,881,269
1.30%, 6/20/2035	JPY	150,000,000	1,624,344
1.40%, 9/20/2034	JPY	100,000,000	1,098,655
1.50%, 3/20/2033	JPY	200,000,000	2,219,445
1.50%, 3/20/2034	JPY	200,000,000	2,225,745
1.50%, 6/20/2034	JPY	200,000,000	2,226,479
1.60%, 3/20/2032	JPY	180,000,000	2,012,039
1.60%, 12/20/2033	JPY	200,000,000	2,253,634
1.70%, 9/20/2032	JPY	200,000,000	2,269,356
1.70%, 12/20/2032	JPY	200,000,000	2,272,929
1.70%, 6/20/2033	JPY	761,850,000	8,679,001
1.70%, 9/20/2033	JPY	295,000,000	3,363,333
1.80%, 9/20/2030	JPY	231,350,000	2,617,942
1.80%, 9/20/2031	JPY	260,000,000	2,965,638
1.80%, 12/20/2031	JPY	250,000,000	2,857,076
1.90%, 9/20/2022	JPY	90,000,000	922,248

Security Description	Principal Amount		Value

1.90%, 12/20/2023	JPY	55,000,000	$576,029
1.90%, 3/20/2029	JPY	184,300,000	2,076,169
1.90%, 9/20/2030	JPY	231,000,000	2,640,611
1.90%, 3/20/2031	JPY	55,000,000	631,789
2.00%, 12/20/2024	JPY	65,000,000	696,444
2.00%, 3/20/2027	JPY	80,000,000	886,620
2.00%, 12/20/2030	JPY	50,000,000	578,994
2.10%, 9/21/2021		40,000,000	405,096
2.10%, 9/20/2024	JPY	100,000,000	1,072,600
2.10%, 9/20/2025	JPY	80,000,000	873,155
2.10%, 12/20/2026	JPY	100,000,000	1,112,816
2.10%, 3/20/2027	JPY	80,000,000	893,277
2.10%, 12/20/2027	JPY	140,000,000	1,580,756
2.10%, 9/20/2029	JPY	347,750,000	4,011,730
2.10%, 3/20/2030	JPY	190,000,000	2,204,089
2.20%, 9/20/2026	JPY	60,000,000	670,071
2.20%, 12/20/2029	JPY	70,000,000	817,549
2.20%, 3/20/2031	JPY	295,000,000	3,494,398
2.30%, 6/20/2027	JPY	100,000,000	1,138,449
Government of Japan 30 Year Bond:
0.30%, 6/20/2046	JPY	150,000,000	1,261,523
0.50%, 9/20/2046	JPY	142,500,000	1,264,358
0.60%, 12/20/2046	JPY	100,000,000	910,230
0.80%, 3/20/2046	JPY	160,000,000	1,538,994
0.80%, 3/20/2047	JPY	132,500,000	1,269,222
0.80%, 6/20/2047	JPY	240,000,000	2,297,614
0.80%, 9/20/2047	JPY	121,000,000	1,156,833
0.80%, 12/20/2047	JPY	123,000,000	1,174,659
1.40%, 9/20/2045	JPY	110,000,000	1,214,882
1.40%, 12/20/2045	JPY	155,000,000	1,711,821
1.50%, 12/20/2044	JPY	35,000,000	394,409
1.50%, 3/20/2045	JPY	70,000,000	788,759
1.60%, 6/20/2045	JPY	140,000,000	1,611,244
1.70%, 6/20/2033	JPY	130,000,000	1,480,741
1.70%, 3/20/2044	JPY	150,000,000	1,756,248
1.70%, 9/20/2044	JPY	115,000,000	1,347,819
1.80%, 3/20/2043	JPY	150,000,000	1,786,107
1.80%, 9/20/2043	JPY	70,000,000	834,748
1.90%, 9/20/2042	JPY	175,000,000	2,115,501
1.90%, 6/20/2043	JPY	374,800,000	4,545,706
2.00%, 9/20/2040	JPY	162,200,000	1,973,334
2.00%, 9/20/2041	JPY	100,000,000	1,223,959
2.00%, 3/20/2042	JPY	125,000,000	1,533,651
2.20%, 3/20/2041	JPY	105,550,000	1,329,910
2.30%, 12/20/2035	JPY	100,000,000	1,242,040
2.30%, 3/20/2039	JPY	90,900,000	1,148,408
2.30%, 3/20/2040	JPY	130,550,000	1,659,931
2.40%, 3/20/2037	JPY	40,000,000	506,926
2.50%, 9/20/2034	JPY	70,000,000	884,745
2.50%, 9/20/2035	JPY	60,000,000	763,977
2.50%, 3/20/2036	JPY	70,000,000	893,301
2.50%, 9/20/2036	JPY	50,000,000	640,602
2.50%, 9/20/2037	JPY	115,000,000	1,479,721
Government of Japan 40 Year Bond:
0.40%, 3/20/2056	JPY	149,200,000	1,190,457

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

0.90%, 3/20/2057	JPY	153,000,000	$1,446,357
1.40%, 3/20/2055	JPY	105,000,000	1,157,439
1.70%, 3/20/2054	JPY	95,000,000	1,131,219
1.90%, 3/20/2053	JPY	90,000,000	1,121,788
2.00%, 3/20/2052	JPY	85,000,000	1,081,430
2.20%, 3/20/2049	JPY	75,000,000	984,217
2.20%, 3/20/2050	JPY	40,000,000	527,488
2.20%, 3/20/2051	JPY	85,000,000	1,125,213

			373,416,214

LATVIA — 0.1%
Republic of Latvia:
0.38%, 10/7/2026	EUR	250,000	296,308
0.50%, 12/15/2020	EUR	100,000	124,543
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	129,196
1.38%, 5/16/2036	EUR	150,000	179,065
2.25%, 2/15/2047	EUR	100,000	134,676
Series REGS, 2.63%, 1/21/2021	EUR	250,000	330,368
Series EMTN, 2.88%, 4/30/2024	EUR	200,000	282,497

			1,476,653

LITHUANIA — 0.1%
Lithuania Government International Bond:
Series EMTN, 0.95%, 5/26/2027	EUR	180,000	220,266
Series EMTN, 1.25%, 10/22/2025	EUR	100,000	127,781
Series EMTN, 2.10%, 5/26/2047	EUR	175,000	222,520
Series EMTN, 2.13%, 10/29/2026	EUR	200,000	272,384
Series EMTN, 2.13%, 10/22/2035	EUR	300,000	402,864
Series EMTN, 3.38%, 1/22/2024	EUR	200,000	288,400

			1,534,215

LUXEMBOURG — 0.1%
Luxembourg Government Bond:
0.63%, 2/1/2027	EUR	375,000	460,807
2.13%, 7/10/2023	EUR	470,000	640,902
2.25%, 3/21/2022	EUR	200,000	269,700
2.25%, 3/19/2028	EUR	220,000	310,151
3.38%, 5/18/2020	EUR	400,000	532,210

			2,213,770

MALAYSIA — 2.0%
Malaysia Government Bond:
Series 0517, 3.44%, 2/15/2021	MYR	950,000	245,571
Series 0612, 3.49%, 3/31/2020	MYR	3,000,000	776,421

Security Description	Principal Amount		Value

Series 0416, 3.62%, 11/30/2021	MYR	2,000,000	$520,040
Series 0414, 3.65%, 10/31/2019	MYR	6,100,000	1,585,998
Series 0116, 3.80%, 8/17/2023	MYR	4,950,000	1,278,683
Series 0413, 3.84%, 4/15/2033	MYR	1,200,000	290,097
Series 0117, 3.88%, 3/10/2022	MYR	2,100,000	549,290
Series 0613, 3.89%, 7/31/2020	MYR	3,500,000	914,914
Series 0316, 3.90%, 11/30/2026	MYR	3,500,000	897,420
Series 0417, 3.90%, 11/16/2027	MYR	4,480,000	1,152,569
Series 0115, 3.96%, 9/15/2025	MYR	3,000,000	775,434
Series 0314, 4.05%, 9/30/2021	MYR	4,300,000	1,129,440
Series 0217, 4.06%, 9/30/2024	MYR	3,000,000	782,886
Series 0412, 4.13%, 4/15/2032	MYR	1,500,000	376,436
Series 0114, 4.18%, 7/15/2024	MYR	6,925,000	1,817,156
Series 0415, 4.25%, 5/31/2035	MYR	2,000,000	496,545
4.39%, 4/15/2026	MYR	2,000,000	529,073
Series 0216, 4.74%, 3/15/2046	MYR	1,600,000	407,400
Series 0317, 4.76%, 4/7/2037	MYR	3,400,000	900,859
Series 0713, 4.94%, 9/30/2043	MYR	1,500,000	394,171
Malaysia Government Investment Issue:
Series 0416, 3.23%, 4/15/2020	MYR	8,250,000	2,117,411
Series 0713, 3.56%, 4/30/2019	MYR	2,450,000	634,705
Series 0613, 3.72%, 3/23/2021	MYR	1,500,000	387,318
3.74%, 8/26/2021	MYR	4,600,000	1,188,275
Series 0215, 3.80%, 8/27/2020	MYR	6,350,000	1,648,843
3.87%, 8/8/2028	MYR	3,250,000	806,143
Series 0317, 3.95%, 4/14/2022	MYR	2,500,000	648,998
3.99%, 10/15/2025	MYR	3,750,000	962,249
Series 0217, 4.05%, 8/15/2024	MYR	1,700,000	438,621
Series 0316, 4.07%, 9/30/2026	MYR	2,000,000	511,508
Series 0115, 4.19%, 7/15/2022	MYR	3,775,000	987,303
4.25%, 9/30/2030	MYR	2,000,000	500,792

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

Series 0117, 4.26%, 7/26/2027	MYR	6,500,000	$1,693,277
Series 0116, 4.39%, 7/7/2023	MYR	700,000	184,325
Series 0813, 4.44%, 5/22/2024	MYR	5,500,000	1,448,132
Series 0513, 4.58%, 8/30/2033	MYR	5,250,000	1,346,649
Series 0615, 4.79%, 10/31/2035	MYR	3,000,000	776,819
Series 0417, 4.90%, 5/8/2047	MYR	1,350,000	346,776
4.94%, 12/6/2028	MYR	1,225,000	333,500

			32,782,047

MEXICO — 1.9%
Mexican Bonos:
Series M, 5.00%, 12/11/2019	MXN	51,700,000	2,726,489
Series M, 5.75%, 3/5/2026	MXN	50,050,000	2,489,681
Series M, 6.50%, 6/10/2021	MXN	70,350,000	3,774,585
Series M, 6.50%, 6/9/2022	MXN	59,800,000	3,191,004
Series M 20, 7.50%, 6/3/2027	MXN	34,900,000	1,935,475
Series M, 7.75%, 5/29/2031	MXN	28,470,000	1,595,964
Series M, 7.75%, 11/23/2034	MXN	20,350,000	1,138,367
Series M, 7.75%, 11/13/2042	MXN	38,000,000	2,112,999
Series M, 8.00%, 6/11/2020	MXN	59,500,000	3,311,249
Series M, 8.00%, 12/7/2023	MXN	20,000,000	1,135,180
Series M, 8.00%, 11/7/2047	MXN	16,400,000	937,379
Series M 20, 8.50%, 5/31/2029	MXN	22,000,000	1,307,212
Series M 30, 8.50%, 11/18/2038	MXN	22,000,000	1,316,657
Series M 20, 10.00%, 12/5/2024	MXN	50,000,000	3,142,356
Series M 30, 10.00%, 11/20/2036	MXN	21,800,000	1,482,952

			31,597,549

NETHERLANDS — 4.5%
Kingdom of Netherlands:
0.25%, 1/15/2020	EUR	2,725,000	3,404,495
0.25%, 7/15/2025 (a)	EUR	2,725,000	3,342,418
1.75%, 7/15/2023 (a)	EUR	2,900,000	3,902,105
2.00%, 7/15/2024 (a)	EUR	3,050,000	4,187,680
2.25%, 7/15/2022 (a)	EUR	2,875,000	3,910,999
2.50%, 1/15/2033 (a)	EUR	2,600,000	3,919,056
2.75%, 1/15/2047 (a)	EUR	2,590,000	4,430,904

Security Description	Principal Amount		Value

3.25%, 7/15/2021 (a)	EUR	2,775,000	$3,824,194
3.50%, 7/15/2020 (a)	EUR	2,850,000	3,832,174
3.75%, 1/15/2023	EUR	1,750,000	2,552,985
3.75%, 1/15/2042 (a)	EUR	2,900,000	5,587,268
4.00%, 7/15/2019 (a)	EUR	2,200,000	2,868,255
4.00%, 1/15/2037 (a)	EUR	3,015,000	5,658,162
5.50%, 1/15/2028	EUR	2,755,000	4,997,617
Netherlands Government Bond:
0.01%, 1/15/2022 (a)	EUR	4,850,000	6,026,737
0.01%, 1/15/2024 (a)	EUR	1,270,000	1,553,554
0.50%, 7/15/2026 (a)	EUR	2,750,000	3,409,761
0.75%, 7/15/2027 (a)	EUR	3,280,000	4,117,617
0.75%, 7/15/2028 (a)	EUR	900,000	1,118,908
7.50%, 1/15/2023 (a)	EUR	735,000	1,235,022

			73,879,911

NEW ZEALAND — 0.5%
New Zealand Government Bond:
2.75%, 4/15/2025	NZD	1,015,000	741,824
2.75%, 4/15/2037	NZD	710,000	469,543
Series 0420, 3.00%, 4/15/2020	NZD	1,640,000	1,209,365
3.00%, 4/20/2029	NZD	415,000	300,083
3.50%, 4/14/2033	NZD	950,000	715,538
4.50%, 4/15/2027	NZD	1,445,000	1,188,828
Series 0423, 5.50%, 4/15/2023	NZD	2,190,000	1,818,300
Series 0521, 6.00%, 5/15/2021	NZD	2,440,000	1,969,398

			8,412,879

NORWAY — 0.7%
Norway Government Bond:
1.50%, 2/19/2026 (a)	NOK	8,925,000	1,112,960
1.75%, 3/13/2025 (a)	NOK	8,350,000	1,065,831
1.75%, 2/17/2027 (a)	NOK	8,500,000	1,073,447
2.00%, 5/24/2023 (a)	NOK	14,185,000	1,851,126
3.00%, 3/14/2024 (a)	NOK	11,185,000	1,537,502
3.75%, 5/25/2021 (a)	NOK	18,380,000	2,524,362
Series 473, 4.50%, 5/22/2019 (a)	NOK	18,745,000	2,486,695

			11,651,923

POLAND — 1.6%
Poland Government Bond:
Series 0419, 0.01%, 4/25/2019	PLN	3,900,000	1,122,760
Series 0720, 0.01%, 7/25/2020	PLN	2,000,000	563,046
Series 0420, 1.50%, 4/25/2020	PLN	5,650,000	1,648,996
Series 0721, 1.75%, 7/25/2021	PLN	7,025,000	2,043,737
2.00%, 4/25/2021	PLN	6,000,000	1,763,232
2.25%, 4/25/2022	PLN	6,075,000	1,782,258

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

Series 0123, 2.50%, 1/25/2023	PLN	4,250,000	$1,249,080
Series 0726, 2.50%, 7/25/2026	PLN	8,000,000	2,247,978
Series 0727, 2.50%, 7/25/2027	PLN	6,955,000	1,931,798
Series 0719, 3.25%, 7/25/2019	PLN	5,770,000	1,725,626
Series 0725, 3.25%, 7/25/2025	PLN	5,600,000	1,673,836
Series 1023, 4.00%, 10/25/2023	PLN	5,725,000	1,798,579
4.00%, 4/25/2047	PLN	490,000	155,492
Series 1020, 5.25%, 10/25/2020	PLN	4,500,000	1,433,699
Series 1019, 5.50%, 10/25/2019	PLN	4,500,000	1,397,177
Series 1021, 5.75%, 10/25/2021	PLN	3,175,000	1,047,612
Series 0922, 5.75%, 9/23/2022	PLN	5,400,000	1,811,088
Series 0429, 5.75%, 4/25/2029	PLN	2,225,000	804,256

			26,200,250

PORTUGAL — 2.3%
Portugal Obrigacoes do Tesouro OT:
2.13%, 10/17/2028 (a)	EUR	1,400,000	1,807,162
2.20%, 10/17/2022 (a)	EUR	2,500,000	3,341,950
2.88%, 10/15/2025 (a)	EUR	2,685,000	3,713,728
2.88%, 7/21/2026 (a)	EUR	1,750,000	2,416,688
3.85%, 4/15/2021 (a)	EUR	2,900,000	3,986,447
3.88%, 2/15/2030 (a)	EUR	1,050,000	1,566,141
4.10%, 4/15/2037 (a)	EUR	1,830,000	2,866,470
4.10%, 2/15/2045 (a)	EUR	830,000	1,318,985
4.13%, 4/14/2027 (a)	EUR	1,950,000	2,941,515
4.75%, 6/14/2019 (a)	EUR	1,400,000	1,825,138
4.80%, 6/15/2020 (a)	EUR	2,560,000	3,496,292
4.95%, 10/25/2023 (a)	EUR	1,925,000	2,935,663
5.65%, 2/15/2024 (a)	EUR	2,750,000	4,342,118

			36,558,297

RUSSIA — 1.0%
Russian Federal Bond - OFZ:
Series 6214, 6.40%, 5/27/2020	RUB	48,000,000	837,704
Series 6216, 6.70%, 5/15/2019	RUB	52,900,000	925,345
Series 6210, 6.80%, 12/11/2019	RUB	32,300,000	567,121
Series 5083, 7.00%, 12/15/2021	RUB	26,100,000	462,129
Series 6211, 7.00%, 1/25/2023	RUB	30,000,000	535,049
Series 6215, 7.00%, 8/16/2023	RUB	49,135,000	874,432

Security Description	Principal Amount		Value

Series 6212, 7.05%, 1/19/2028	RUB	65,000,000	$1,138,958
Series 6222, 7.10%, 10/16/2024	RUB	90,250,000	1,607,235
Series 6220, 7.40%, 12/7/2022	RUB	79,100,000	1,430,266
Series 6217, 7.50%, 8/18/2021	RUB	56,700,000	1,018,628
Series 6205, 7.60%, 4/14/2021	RUB	47,710,000	857,854
Series 6209, 7.60%, 7/20/2022	RUB	31,100,000	565,165
Series 6221, 7.70%, 3/23/2033	RUB	86,100,000	1,563,291
Series 6219, 7.75%, 9/16/2026	RUB	87,700,000	1,612,140
Series 6207, 8.15%, 2/3/2027	RUB	99,200,000	1,871,861
Series 6218, 8.50%, 9/17/2031	RUB	55,040,000	1,074,036

			16,941,214

SINGAPORE — 1.0%
Singapore Government Bond:
1.25%, 10/1/2021	SGD	1,110,000	825,580
1.63%, 10/1/2019	SGD	1,595,000	1,213,385
1.75%, 4/1/2022	SGD	1,095,000	826,864
1.75%, 2/1/2023	SGD	700,000	525,873
2.00%, 7/1/2020	SGD	950,000	726,066
2.13%, 6/1/2026	SGD	1,240,000	937,116
2.25%, 6/1/2021	SGD	1,550,000	1,192,080
2.25%, 8/1/2036	SGD	635,000	457,953
2.38%, 6/1/2025	SGD	1,700,000	1,308,740
2.50%, 6/1/2019	SGD	1,420,000	1,091,829
2.75%, 7/1/2023	SGD	1,375,000	1,082,237
2.75%, 4/1/2042	SGD	1,100,000	840,959
2.75%, 3/1/2046	SGD	1,325,000	1,003,607
2.88%, 7/1/2029	SGD	890,000	710,615
2.88%, 9/1/2030	SGD	800,000	637,230
3.00%, 9/1/2024	SGD	1,100,000	879,547
3.13%, 9/1/2022	SGD	550,000	438,893
3.25%, 9/1/2020	SGD	900,000	707,824
3.38%, 9/1/2033	SGD	675,000	567,210
3.50%, 3/1/2027	SGD	800,000	668,765

			16,642,373

SLOVAKIA — 0.5%
Slovakia Government Bond:
0.01%, 11/13/2023	EUR	300,000	363,960
0.63%, 5/22/2026	EUR	300,000	369,452
1.38%, 1/21/2027	EUR	575,000	743,877
1.63%, 1/21/2031	EUR	400,000	513,546
1.88%, 3/9/2037	EUR	585,000	753,362
2.00%, 10/17/2047	EUR	215,000	276,905
3.00%, 2/28/2023	EUR	655,000	925,663
3.38%, 11/15/2024	EUR	675,000	988,679

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

3.63%, 1/16/2029	EUR	625,000	$970,950
Series 214, 4.00%, 4/27/2020	EUR	670,000	899,106
4.35%, 10/14/2025	EUR	870,000	1,395,453
Slovakia Government International Bond Series EMTN, 4.00%, 3/26/2021	EUR	300,000	417,400

			8,618,353

SLOVENIA — 0.4%
Slovenia Government Bond:
1.00%, 3/6/2028	EUR	480,000	591,513
1.25%, 3/22/2027	EUR	710,000	899,019
1.50%, 3/25/2035	EUR	400,000	489,286
1.75%, 11/3/2040	EUR	770,000	947,625
2.13%, 7/28/2025	EUR	500,000	683,401
2.25%, 3/25/2022	EUR	200,000	268,331
2.25%, 3/3/2032	EUR	400,000	552,277
3.00%, 4/8/2021	EUR	300,000	404,555
3.13%, 8/7/2045	EUR	180,000	283,022
Series RS67, 4.13%, 1/26/2020	EUR	350,000	466,156
Series RS69, 4.38%, 1/18/2021	EUR	300,000	416,755
4.63%, 9/9/2024	EUR	250,000	389,401
5.13%, 3/30/2026	EUR	405,000	667,669

			7,059,010

SOUTH KOREA — 4.4%
Korea Treasury Bond:
Series 1912, 1.25%, 12/10/2019	KRW	4,879,000,000	4,514,473
Series 2109, 1.38%, 9/10/2021	KRW	2,613,000,000	2,371,630
Series 1906, 1.50%, 6/10/2019	KRW	2,250,000,000	2,099,390
Series 2612, 1.50%, 12/10/2026	KRW	1,880,000,000	1,610,234
Series 3609, 1.50%, 9/10/2036	KRW	1,447,000,000	1,132,478
Series 2006, 1.75%, 6/10/2020	KRW	2,260,000,000	2,101,908
Series 2606, 1.88%, 6/10/2026	KRW	2,200,000,000	1,950,623
Series 2003, 2.00%, 3/10/2020	KRW	4,250,000,000	3,977,448
Series 2009, 2.00%, 9/10/2020	KRW	2,000,000,000	1,866,999
Series 2103, 2.00%, 3/10/2021	KRW	2,700,000,000	2,512,882
Series 2209, 2.00%, 9/10/2022	KRW	1,860,000,000	1,712,329
Series 4603, 2.00%, 3/10/2046	KRW	2,000,000,000	1,646,282
Series 2706, 2.13%, 6/10/2027	KRW	2,780,000,000	2,497,626

Security Description	Principal Amount		Value

Series 4703, 2.13%, 3/10/2047	KRW	2,690,500,000	$2,272,542
Series 2506, 2.25%, 6/10/2025	KRW	5,126,000,000	4,704,878
Series 2512, 2.25%, 12/10/2025	KRW	2,200,000,000	2,012,997
Series 3509, 2.63%, 9/10/2035	KRW	1,600,000,000	1,497,657
Series 1909, 2.75%, 9/10/2019	KRW	6,698,000,000	6,348,195
2.75%, 12/10/2044	KRW	1,958,000,000	1,881,675
Series 2409, 3.00%, 9/10/2024	KRW	3,900,000,000	3,752,803
Series 4212, 3.00%, 12/10/2042	KRW	2,760,000,000	2,757,931
Series 2309, 3.38%, 9/10/2023	KRW	500,000,000	488,757
Series 2403, 3.50%, 3/10/2024	KRW	2,750,000,000	2,715,065
Series 2206, 3.75%, 6/10/2022	KRW	2,362,000,000	2,331,449
Series 3312, 3.75%, 12/10/2033	KRW	1,965,000,000	2,099,571
Series 3112, 4.00%, 12/10/2031	KRW	2,000,000,000	2,162,758
Series 2106, 4.25%, 6/10/2021	KRW	873,000,000	867,269
Series 3012, 4.75%, 12/10/2030	KRW	2,722,000,000	3,129,815
5.00%, 6/10/2020	KRW	2,299,994,000	2,287,524
5.50%, 3/10/2028	KRW	600,000,000	703,007

			72,008,195

SPAIN — 4.5%
Kingdom of Spain:
0.05%, 1/31/2021	EUR	900,000	1,115,552
1.15%, 7/30/2020	EUR	900,000	1,144,490
1.40%, 1/31/2020	EUR	1,900,000	2,411,720
1.40%, 4/30/2028 (a)	EUR	400,000	502,857
1.60%, 4/30/2025 (a)	EUR	1,351,000	1,771,498
1.95%, 4/30/2026 (a)	EUR	1,100,000	1,468,109
1.95%, 7/30/2030 (a)	EUR	1,600,000	2,087,735
2.15%, 10/31/2025 (a)	EUR	1,350,000	1,830,246
2.70%, 10/31/2048 (a)	EUR	400,000	540,566
2.75%, 4/30/2019	EUR	1,050,000	1,334,873
2.75%, 10/31/2024 (a)	EUR	1,610,000	2,265,394
3.80%, 4/30/2024 (a)	EUR	1,450,000	2,141,423
4.00%, 4/30/2020 (a)	EUR	1,250,000	1,675,665
4.20%, 1/31/2037 (a)	EUR	1,450,000	2,467,743
4.30%, 10/31/2019 (a)	EUR	1,250,000	1,650,521
4.40%, 10/31/2023 (a)	EUR	1,463,000	2,205,646
4.60%, 7/30/2019 (a)	EUR	2,255,000	2,956,351
4.65%, 7/30/2025 (a)	EUR	1,470,000	2,321,638
4.70%, 7/30/2041 (a)	EUR	1,000,000	1,849,163
4.80%, 1/31/2024 (a)	EUR	1,274,000	1,965,851
4.85%, 10/31/2020 (a)	EUR	1,100,000	1,531,789
4.90%, 7/30/2040 (a)	EUR	1,065,000	2,001,952
5.15%, 10/31/2028 (a)	EUR	1,135,000	1,945,595

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

5.15%, 10/31/2044 (a)	EUR	980,000	$1,951,720
5.40%, 1/31/2023 (a)	EUR	1,500,000	2,312,124
5.50%, 4/30/2021 (a)	EUR	1,600,000	2,314,104
5.75%, 7/30/2032	EUR	1,350,000	2,569,585
5.85%, 1/31/2022 (a)	EUR	1,525,000	2,304,069
5.90%, 7/30/2026 (a)	EUR	1,270,000	2,191,641
6.00%, 1/31/2029	EUR	2,330,000	4,259,086
Spain Government Bond:
0.40%, 4/30/2022	EUR	1,450,000	1,815,138
0.45%, 10/31/2022	EUR	920,000	1,150,496
0.75%, 7/30/2021	EUR	1,528,000	1,937,559
1.30%, 10/31/2026 (a)	EUR	1,660,000	2,102,090
1.45%, 10/31/2027 (a)	EUR	1,645,000	2,088,339
1.50%, 4/30/2027 (a)	EUR	1,100,000	1,408,843
2.35%, 7/30/2033 (a)	EUR	1,160,000	1,557,608
2.90%, 10/31/2046 (a)	EUR	1,160,000	1,646,177
3.45%, 7/30/2066 (a)	EUR	500,000	776,963

			73,571,919

SWEDEN — 1.0%
Kingdom of Sweden:
0.75%, 5/12/2028	SEK	13,870,000	1,666,377
1.00%, 11/12/2026	SEK	13,450,000	1,673,278
1.50%, 11/13/2023 (a)	SEK	17,410,000	2,241,387
2.25%, 6/1/2032	SEK	3,100,000	429,554
2.50%, 5/12/2025	SEK	13,150,000	1,811,082
3.50%, 6/1/2022	SEK	24,200,000	3,333,594
3.50%, 3/30/2039	SEK	10,170,000	1,693,786
Series 1047, 5.00%, 12/1/2020	SEK	20,100,000	2,752,242

			15,601,300

SWITZERLAND — 1.2%
Switzerland Government Bond:
0.01%, 6/22/2029	CHF	765,000	789,685
0.50%, 5/27/2030	CHF	470,000	510,885
0.50%, 6/28/2045	CHF	100,000	103,154
0.50%, 5/24/2055	CHF	170,000	171,509
0.50%, 5/30/2058	CHF	295,000	295,031
1.25%, 6/11/2024	CHF	1,000,000	1,146,825
1.25%, 5/28/2026	CHF	840,000	974,825
1.25%, 6/27/2037	CHF	1,235,000	1,485,714
1.50%, 7/24/2025	CHF	690,000	810,764
1.50%, 4/30/2042	CHF	850,000	1,079,188
2.00%, 4/28/2021	CHF	1,070,000	1,212,689
2.00%, 5/25/2022	CHF	860,000	995,790
2.00%, 6/25/2064	CHF	440,000	707,005
2.25%, 7/6/2020	CHF	1,110,000	1,241,795
2.25%, 6/22/2031	CHF	355,000	467,847
2.50%, 3/8/2036	CHF	765,000	1,087,744
3.00%, 5/12/2019	CHF	1,292,000	1,406,817
3.25%, 6/27/2027	CHF	500,000	679,459
3.50%, 4/8/2033	CHF	800,000	1,220,635
4.00%, 2/11/2023	CHF	445,000	567,403
4.00%, 4/8/2028	CHF	700,000	1,019,444

Security Description	Principal Amount		Value

4.00%, 1/6/2049	CHF	550,000	$1,129,579

			19,103,787

THAILAND — 1.8%
Thailand Government Bond:
1.88%, 6/17/2022	THB	39,500,000	1,271,112
2.00%, 12/17/2022	THB	21,000,000	676,698
2.13%, 12/17/2026	THB	37,000,000	1,154,613
2.55%, 6/26/2020	THB	54,500,000	1,784,905
2.88%, 6/17/2046	THB	31,560,000	923,455
3.40%, 6/17/2036	THB	25,250,000	830,199
3.58%, 12/17/2027	THB	16,000,000	556,022
3.63%, 6/16/2023	THB	48,750,000	1,691,438
3.65%, 12/17/2021	THB	88,500,000	3,034,630
3.78%, 6/25/2032	THB	10,000,000	346,892
3.85%, 12/12/2025	THB	86,800,000	3,076,653
3.88%, 6/13/2019	THB	58,680,000	1,934,637
4.00%, 6/17/2066	THB	54,590,000	1,978,752
4.26%, 12/12/2037	THB	70,500,000	2,594,229
4.68%, 6/29/2044	THB	53,450,000	2,128,881
4.75%, 12/20/2024	THB	5,000,000	185,523
4.85%, 6/17/2061	THB	24,000,000	1,015,388
4.88%, 6/22/2029	THB	86,900,000	3,359,323
Series 04-5, 5.50%, 8/13/2019	THB	19,425,000	655,393
5.85%, 3/31/2021	THB	11,150,000	400,432

			29,599,175

UNITED KINGDOM — 5.6%
United Kingdom Gilt:
0.50%, 7/22/2022	GBP	1,125,000	1,545,425
0.75%, 7/22/2023	GBP	870,000	1,197,951
United Kingdom Treasury Bond:
1.25%, 7/22/2027	GBP	1,180,000	1,634,970
1.50%, 1/22/2021	GBP	1,500,000	2,140,603
1.50%, 7/22/2026	GBP	1,340,000	1,911,926
1.50%, 7/22/2047	GBP	1,160,000	1,549,921
1.75%, 7/22/2019	GBP	1,965,000	2,792,607
1.75%, 9/7/2022	GBP	1,395,000	2,020,685
1.75%, 9/7/2037	GBP	705,000	997,906
1.75%, 7/22/2057	GBP	1,320,000	1,959,576
2.00%, 7/22/2020	GBP	1,590,000	2,290,199
2.00%, 9/7/2025	GBP	1,275,000	1,892,561
2.25%, 9/7/2023	GBP	1,225,000	1,823,677
2.50%, 7/22/2065	GBP	975,000	1,830,406
2.75%, 9/7/2024	GBP	1,200,000	1,850,821
3.25%, 1/22/2044	GBP	1,235,000	2,278,047
3.50%, 1/22/2045	GBP	1,350,000	2,608,527
3.50%, 7/22/2068	GBP	975,000	2,329,168
3.75%, 9/7/2019	GBP	1,360,000	1,989,432
3.75%, 9/7/2020	GBP	1,100,000	1,651,913
3.75%, 9/7/2021	GBP	1,440,000	2,215,084
3.75%, 7/22/2052	GBP	1,095,000	2,389,667
4.00%, 3/7/2022	GBP	1,700,000	2,669,965
4.00%, 1/22/2060	GBP	1,050,000	2,596,979

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount		Value

4.25%, 12/7/2027	GBP	1,430,000	$2,531,862
4.25%, 6/7/2032	GBP	1,600,000	3,000,107
4.25%, 3/7/2036	GBP	1,655,000	3,253,974
4.25%, 9/7/2039	GBP	1,109,000	2,267,907
4.25%, 12/7/2040	GBP	1,209,000	2,505,309
4.25%, 12/7/2046	GBP	1,170,000	2,579,209
4.25%, 12/7/2049	GBP	920,000	2,106,883
4.25%, 12/7/2055	GBP	1,400,000	3,453,889
4.50%, 9/7/2034	GBP	1,515,000	2,999,074
4.50%, 12/7/2042	GBP	1,200,000	2,623,143
4.75%, 3/7/2020	GBP	1,590,000	2,400,856
4.75%, 12/7/2030	GBP	1,500,000	2,879,955
4.75%, 12/7/2038	GBP	1,220,000	2,628,803
5.00%, 3/7/2025	GBP	2,385,000	4,200,338
6.00%, 12/7/2028	GBP	1,045,000	2,128,525
8.00%, 6/7/2021	GBP	1,265,000	2,170,707

			91,898,557

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,558,314,530)			1,607,907,341

		Shares
SHORT-TERM INVESTMENT — 0.0% (b)

State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d) (Cost $22,020)		22,020	22,020

TOTAL INVESTMENTS — 98.7% (Cost $1,558,336,550)			1,607,929,361

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%			20,943,666

NET ASSETS — 100.0%			$1,628,873,027

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 19.7% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.

EMTN = Euro Medium Term Note

GMTN = Global Medium Term Note

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

HUF — Hungary Forint

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Foreign Government Obligations
Australia	$—	$74,033,581	$—	$74,033,581
Austria	—	61,703,670	—	61,703,670
Belgium	—	74,697,139	—	74,697,139
Canada	—	74,965,799	—	74,965,799
Chile	—	1,083,172	—	1,083,172
Czech Republic	—	11,391,786	—	11,391,786
Denmark	—	23,803,365	—	23,803,365
Finland	—	25,129,243	—	25,129,243
France	—	90,773,086	—	90,773,086
Germany	—	73,950,546	—	73,950,546
Hong Kong	—	1,534,164	—	1,534,164

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Hungary	$—	$9,738,076	$—	$9,738,076
Ireland	—	32,216,612	—	32,216,612
Israel	—	13,331,210	—	13,331,210
Italy	—	88,788,301	—	88,788,301
Japan	—	373,416,214	—	373,416,214
Latvia	—	1,476,653	—	1,476,653
Lithuania	—	1,534,215	—	1,534,215
Luxembourg	—	2,213,770	—	2,213,770
Malaysia	—	32,782,047	—	32,782,047
Mexico	—	31,597,549	—	31,597,549
Netherlands	—	73,879,911	—	73,879,911
New Zealand	—	8,412,879	—	8,412,879
Norway.	—	11,651,923	—	11,651,923
Poland	—	26,200,250	—	26,200,250
Portugal	—	36,558,297	—	36,558,297
Russia	—	16,941,214	—	16,941,214
Singapore	—	16,642,373	—	16,642,373
Slovakia	—	8,618,353	—	8,618,353
Slovenia	—	7,059,010	—	7,059,010
South Korea	—	72,008,195	—	72,008,195
Spain	—	73,571,919	—	73,571,919
Sweden	—	15,601,300	—	15,601,300
Switzerland	—	19,103,787	—	19,103,787
Thailand	—	29,599,175	—	29,599,175
United Kingdom	—	91,898,557	—	91,898,557
Short-Term Investment	22,020	—	—	22,020

TOTAL INVESTMENTS	$22,020	$1,607,907,341	$—	$1,607,929,361

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$136,274,187	$136,252,167	$—	$—	22,020	$22,020	$10,804	$—

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 84.0%
AEROSPACE & DEFENSE — 0.1%
United Technologies Corp. 3 Month USD LIBOR + 0.35% 2.12%, 11/1/2019 (a)	$3,147,000	$3,152,979

AGRICULTURE — 0.5%
BAT Capital Corp.:
3 Month USD LIBOR + 0.59%, 2.42%, 8/14/2020 (a) (b)	4,000,000	4,013,600
3 Month USD LIBOR + 0.88%, 2.72%, 8/15/2022 (a) (b)	3,050,000	3,071,563
BAT International Finance PLC 3 Month USD LIBOR + 0.51% 2.63%, 6/15/2018 (a) (b)	4,132,000	4,133,653
Philip Morris International, Inc. 3 Month USD LIBOR + 0.42% 2.31%, 2/21/2020 (a)	1,890,000	1,896,634

		13,115,450

AUTO MANUFACTURERS — 6.6%
American Honda Finance Corp.:
Series GMTN, 3 Month USD LIBOR + 0.21%, 2.05%, 2/12/2021 (a)	5,294,000	5,280,183
Series MTN, 3 Month USD LIBOR + 0.15%, 1.89%, 1/22/2019 (a)	3,775,000	3,775,830
Series MTN, 3 Month USD LIBOR + 0.15%, 1.97%, 11/13/2019 (a)	2,300,000	2,298,574
Series MTN, 3 Month USD LIBOR + 0.27%, 2.01%, 7/20/2020 (a)	2,341,000	2,343,013
Series MTN, 3 Month USD LIBOR + 0.28%, 2.16%, 11/19/2018 (a)	239,000	239,222
Series MTN, 3 Month USD LIBOR + 0.34%, 2.17%, 2/14/2020 (a)	2,767,000	2,773,530
Series MTN, 3 Month USD LIBOR + 0.35%, 2.14%, 11/5/2021 (a)	5,340,000	5,335,034
Series MTN, 3 Month USD LIBOR + 0.46%, 2.18%, 7/13/2018 (a)	2,093,000	2,095,114
Series MTN, 3 Month USD LIBOR + 0.47%, 2.32%, 11/16/2022 (a) (c)	1,800,000	1,801,440
Series MTN, 3 Month USD LIBOR + 0.83%, 2.73%, 2/22/2019 (a)	2,164,000	2,176,594
Daimler Finance North America LLC:

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.25%, 2.04%, 11/5/2018 (a) (b)	$6,060,000	$6,061,333
3 Month USD LIBOR + 0.43%, 2.24%, 2/12/2021 (a) (b)	1,850,000	1,850,185
3 Month USD LIBOR + 0.45%, 2.35%, 2/22/2021 (a) (b)	3,250,000	3,249,773
3 Month USD LIBOR + 0.53%, 2.32%, 5/5/2020 (a) (b)	5,550,000	5,569,869
3 Month USD LIBOR + 0.62%, 2.39%, 10/30/2019 (a) (b)	1,600,000	1,606,064
3 Month USD LIBOR + 0.63%, 2.33%, 1/6/2020 (a) (b)	1,800,000	1,807,704
Ford Motor Credit Co. LLC:
3 Month USD LIBOR + 0.79%, 2.86%, 6/12/2020 (a)	7,482,000	7,520,832
3 Month USD LIBOR + 0.83%, 2.64%, 8/12/2019 (a)	3,330,000	3,339,923
3 Month USD LIBOR + 0.90%, 3.02%, 6/15/2018 (a)	2,085,000	2,087,377
3 Month USD LIBOR + 0.93%, 2.72%, 11/4/2019 (a)	865,000	870,631
3 Month USD LIBOR + 1.00%, 2.70%, 1/9/2020 (a)	4,235,000	4,261,723
3 Month USD LIBOR + 1.08%, 2.87%, 8/3/2022 (a)	5,351,000	5,380,430
3 Month USD LIBOR + 1.27%, 3.57%, 3/28/2022 (a)	2,765,000	2,800,973
Series 1, 3 Month USD LIBOR + 0.83%, 2.90%, 3/12/2019 (a)	5,010,000	5,025,681
Series MTN, 3 Month USD LIBOR + 1.58%, 3.28%, 1/8/2019 (a)	3,375,000	3,404,227
General Motors Co. 3 Month USD LIBOR + 0.80% 2.59%, 8/7/2020 (a)	6,386,000	6,413,524
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.54%, 2.33%, 11/6/2020 (a)	2,550,000	2,540,973
3 Month USD LIBOR + 0.93%, 2.65%, 4/13/2020 (a)	5,493,000	5,540,899

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.99%, 2.69%, 1/5/2023 (a) (c)	$3,000,000	$3,004,590
3 Month USD LIBOR + 1.31%, 3.61%, 6/30/2022 (a)	4,438,000	4,500,443
3 Month USD LIBOR + 1.36%, 3.07%, 4/10/2018 (a)	1,652,000	1,652,330
3 Month USD LIBOR + 1.45%, 3.25%, 5/9/2019 (a)	1,040,000	1,050,910
3 Month USD LIBOR + 1.55%, 3.27%, 1/14/2022 (a)	3,000,000	3,070,530
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.39%, 2.11%, 7/13/2020 (a) (b)	2,000,000	2,000,420
3 Month USD LIBOR + 0.39%, 2.69%, 9/28/2020 (a) (b)	1,700,000	1,700,731
3 Month USD LIBOR + 0.52%, 2.61%, 9/13/2019 (a) (b)	3,087,000	3,094,347
3 Month USD LIBOR + 0.65%, 2.37%, 7/13/2022 (a) (b)	3,700,000	3,702,516
3 Month USD LIBOR + 0.69%, 2.99%, 9/28/2022 (a) (b)	1,700,000	1,703,009
3 Month USD LIBOR + 0.80%, 2.50%, 4/6/2018 (a) (b)	1,550,000	1,550,062
3 Month USD LIBOR + 0.89%, 2.61%, 1/13/2022 (a) (b)	962,000	971,553
3 Month USD LIBOR + 1.01%, 3.06%, 3/8/2019 (a) (b)	575,000	578,939
Toyota Motor Credit Corp.:
3 Month USD LIBOR + 0.10%, 1.80%, 1/10/2020 (a)	3,150,000	3,146,945
3 Month USD LIBOR + 0.26%, 1.99%, 4/17/2020 (a)	4,056,000	4,062,206
Series GMTN, 3 Month USD LIBOR + 0.46%, 2.18%, 7/13/2018 (a)	2,201,000	2,203,179
Series MTN, 3 Month USD LIBOR + 0.15%, 2.44%, 12/24/2018 (a)	200,000	200,064
Series MTN, 3 Month USD LIBOR + 0.23%, 2.07%, 8/15/2018 (a)	1,350,000	1,350,473
Series MTN, 3 Month USD LIBOR + 0.26%, 1.96%, 1/9/2019 (a)	3,272,000	3,275,010

Security Description	Principal Amount	Value

Series MTN, 3 Month USD LIBOR + 0.37%, 2.44%, 3/12/2020 (a)	$2,903,000	$2,910,025
Series MTN, 3 Month USD LIBOR + 0.38%, 2.08%, 4/6/2018 (a)	2,700,000	2,700,054
Series MTN, 3 Month USD LIBOR + 0.44%, 2.17%, 10/18/2019 (a)	2,826,000	2,837,587
Series MTN, 3 Month USD LIBOR + 0.48%, 2.53%, 9/8/2022 (a)	5,600,000	5,626,488
Series MTN, 3 Month USD LIBOR + 0.69%, 2.39%, 1/11/2022 (a)	1,525,000	1,543,681
Series MTN, 3 Month USD LIBOR + 0.82%, 2.70%, 2/19/2019 (a)	3,352,000	3,371,978
Volkswagen Group of America Finance LLC 3 Month USD LIBOR + 0.47% 2.37%, 5/22/2018 (a) (b)	925,000	925,009

		160,183,734

BANKS — 50.4%
ABN AMRO Bank NV:
3 Month USD LIBOR + 0.41%, 2.15%, 1/19/2021 (a) (b)	4,180,000	4,179,206
3 Month USD LIBOR + 0.64%, 2.37%, 1/18/2019 (a) (b)	7,850,000	7,872,765
ANZ New Zealand Int’l, Ltd. 3 Month USD LIBOR + 1.00% 2.75%, 1/25/2022 (a) (b)	1,000,000	1,012,820
Australia & New Zealand Banking Group, Ltd.:
3 Month USD LIBOR + 0.32%, 2.12%, 11/9/2020 (a) (b)	2,800,000	2,795,184
3 Month USD LIBOR + 0.50%, 2.38%, 8/19/2020 (a) (b)	5,725,000	5,743,320
3 Month USD LIBOR + 0.56%, 2.40%, 5/15/2018 (a)	3,640,000	3,641,383
3 Month USD LIBOR + 0.66%, 2.93%, 9/23/2019 (a) (b)	3,975,000	3,998,015
3 Month USD LIBOR + 0.71%, 2.59%, 5/19/2022 (a) (b)	2,225,000	2,234,946
3 Month USD LIBOR + 0.75%, 2.60%, 11/16/2018 (a) (b)	7,405,000	7,430,769

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.87%, 2.79%, 11/23/2021 (a) (b)	$2,175,000	$2,200,948
3 Month USD LIBOR + 0.99%, 3.00%, 6/1/2021 (a) (b)	1,825,000	1,852,941
Banco Santander SA:
3 Month USD LIBOR + 1.09%, 3.01%, 2/23/2023 (a)	3,500,000	3,524,955
3 Month USD LIBOR + 1.56%, 3.26%, 4/11/2022 (a)	3,030,000	3,109,386
Bank Nederlandse Gemeenten NV 3 Month USD LIBOR + 0.10% 1.82%, 7/14/2020 (a) (b)	6,650,000	6,660,108
Bank of America Corp.:
3 Month USD LIBOR + 0.38%, 2.12%, 1/23/2022 (a)	5,425,000	5,390,822
3 Month USD LIBOR + 1.04%, 2.76%, 1/15/2019 (a)	4,827,000	4,857,555
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.40%, 7/21/2021 (a)	6,200,000	6,223,188
Series GMTN, 3 Month USD LIBOR + 1.42%, 3.16%, 4/19/2021 (a)	7,657,000	7,876,220
Series MTN, 3 Month USD LIBOR + 0.65%, 2.96%, 10/1/2021 (a)	4,150,000	4,160,831
Series MTN, 3 Month USD LIBOR + 0.87%, 3.18%, 4/1/2019 (a)	4,222,000	4,248,303
Series MTN, 3 month USD LIBOR + 1.16%, 2.90%, 1/20/2023 (a)	1,555,000	1,573,473
Series MTN, 3 month USD LIBOR + 1.18%, 2.92%, 10/21/2022 (a)	1,573,000	1,599,080
Bank of America NA Series BKNT, 3 Month USD LIBOR + 0.76% 2.79%, 12/7/2018 (a)	1,095,000	1,098,274
Bank of Montreal:
Series MTN, 3 Month USD LIBOR + 0.25%, 2.32%, 9/11/2019 (a)	2,075,000	2,075,145
Series MTN, 3 Month USD LIBOR + 0.44%, 2.56%, 6/15/2020 (a)	5,189,000	5,200,416
Series MTN, 3 Month USD LIBOR + 0.60%, 2.30%, 4/9/2018 (a)	2,215,000	2,215,155

Security Description	Principal Amount	Value

Series MTN, 3 Month USD LIBOR + 0.61%, 2.38%, 7/31/2018 (a)	$3,280,000	$3,284,133
Series MTN, 3 Month USD LIBOR + 0.63%, 2.70%, 9/11/2022 (a)	1,200,000	1,201,968
Series MTN, 3 Month USD LIBOR + 0.65%, 2.38%, 7/18/2019 (a)	5,395,000	5,424,457
Series MTN, 3 Month USD LIBOR + 0.79%, 2.75%, 8/27/2021 (a)	2,848,000	2,878,815
Bank of New York Mellon Corp.:
3 Month USD LIBOR + 0.38%, 2.28%, 5/22/2018 (a)	1,737,000	1,737,417
Series MTN, 3 Month USD LIBOR + 0.48%, 2.55%, 9/11/2019 (a)	2,065,000	2,073,095
Series MTN, 3 Month USD LIBOR + 0.56%, 2.33%, 8/1/2018 (a)	2,501,000	2,504,076
Series MTN, 3 Month USD LIBOR + 0.87%, 2.75%, 8/17/2020 (a)	1,550,000	1,570,057
Bank of Nova Scotia:
3 Month USD LIBOR + 0.47%, 2.54%, 6/11/2018 (a)	2,526,000	2,527,415
3 Month USD LIBOR + 0.62%, 2.64%, 12/5/2019 (a)	5,306,000	5,334,759
3 Month USD LIBOR + 0.64%, 2.67%, 3/7/2022 (a)	2,942,000	2,951,150
3 Month USD LIBOR + 0.83%, 2.55%, 1/15/2019 (a)	2,329,000	2,339,644
Series BKNT, 3 Month USD LIBOR + 0.29%, 1.99%, 1/8/2021 (a)	2,359,000	2,352,513
Series BKNT, 3 Month USD LIBOR + 0.39%, 2.11%, 7/14/2020 (a)	1,965,000	1,967,319
Series BKNT, 3 Month USD LIBOR + 0.62%, 2.80%, 9/19/2022 (a)	2,000,000	2,003,220
Bank of Tokyo-Mitsubishi UFJ, Ltd. 3 Month USD LIBOR + 1.02% 3.13%, 9/14/2018 (a) (b)	1,608,000	1,613,210
Banque Federative du Credit Mutuel SA:
3 Month USD LIBOR + 0.49%, 2.23%, 7/20/2020 (a) (b)	1,700,000	1,704,012

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.73%, 2.47%, 7/20/2022 (a) (b)	$1,700,000	$1,708,296
Barclays Bank PLC:
3 Month USD LIBOR + 0.46%, 2.16%, 1/11/2021 (a)	4,708,000	4,706,682
Series GMTN, 3 Month USD LIBOR + 0.55%, 2.34%, 8/7/2019 (a)	1,500,000	1,504,230
Series GMTN, 3 Month USD LIBOR + 0.65%, 2.44%, 8/7/2020 (a)	750,000	753,503
Barclays PLC:
3 Month USD LIBOR + 1.63%, 3.33%, 1/10/2023 (a)	6,577,000	6,735,374
3 Month USD LIBOR + 2.11%, 3.92%, 8/10/2021 (a)	8,698,000	9,066,186
BB&T Corp.:
Series MTN, 3 Month USD LIBOR + 0.22%, 1.99%, 2/1/2021 (a)	4,573,000	4,549,541
Series MTN, 3 Month USD LIBOR + 0.57%, 2.69%, 6/15/2020 (a)	3,603,000	3,618,133
Series MTN, 3 Month USD LIBOR + 0.65%, 2.96%, 4/1/2022 (a)	2,000,000	2,012,320
Series MTN, 3 Month USD LIBOR + 0.66%, 2.43%, 2/1/2019 (a)	3,031,000	3,042,306
Series MTN, 3 Month USD LIBOR + 0.86%, 2.98%, 6/15/2018 (a)	2,530,000	2,531,619
BPCE SA:
3 Month USD LIBOR + 1.22%, 3.12%, 5/22/2022 (a) (b)	1,675,000	1,700,142
Series MTN, 3 Month USD LIBOR + 0.88%, 2.86%, 5/31/2022 (a)	3,785,000	3,822,396
Branch Banking & Trust Co.:
3 Month USD LIBOR + 0.45%, 2.17%, 1/15/2020 (a)	2,630,000	2,637,548
Series BKNT, 3 Month USD LIBOR + 0.22%, 2.23%, 6/1/2020 (a) (c)	2,300,000	2,294,434
Canadian Imperial Bank of Commerce:
3 Month USD LIBOR + 0.32%, 2.09%, 2/2/2021 (a)	3,000,000	2,994,120
3 Month USD LIBOR + 0.52%, 2.55%, 9/6/2019 (a)	3,060,000	3,070,588

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.72%, 2.87%, 6/16/2022 (a)	$2,125,000	$2,135,859
3 Month USD LIBOR + 0.39%, 2.11%, 7/13/2018 (a)	100,000	100,054
Series BKNT, 3 Month USD LIBOR + 0.31%, 2.01%, 10/5/2020 (a)	6,009,000	6,004,914
Capital One Financial Corp.:
3 Month USD LIBOR + 0.45%, 2.22%, 10/30/2020 (a)	2,500,000	2,485,375
3 Month USD LIBOR + 0.72%, 2.49%, 1/30/2023 (a)	7,775,000	7,714,899
3 Month USD LIBOR + 0.76%, 2.57%, 5/12/2020 (a)	2,577,000	2,586,612
3 Month USD LIBOR + 0.95%, 3.01%, 3/9/2022 (a)	1,549,000	1,554,483
Capital One NA:
3 Month USD LIBOR + 0.77%, 2.85%, 9/13/2019 (a)	3,960,000	3,977,741
Series BKNT, 3 Month USD LIBOR + 0.82%, 2.61%, 8/8/2022 (a)	1,750,000	1,750,805
Series BKNT, 3 month USD LIBOR + 1.15%, 2.92%, 1/30/2023 (a)	100,000	100,386
Series BKNT, 3 Month USD LIBOR + 1.15%, 3.03%, 8/17/2018 (a)	1,435,000	1,439,276
Citibank NA:
3 Month USD LIBOR + 0.23%, 2.03%, 11/9/2018 (a)	7,700,000	7,700,539
3 Month USD LIBOR + 0.34%, 2.54%, 3/20/2019 (a)	5,425,000	5,431,564
Series BKNT, 3 Month USD LIBOR + 0.30%, 2.04%, 10/20/2020 (a)	6,000,000	5,984,940
Series BKNT, 3 Month USD LIBOR + 0.35%, 2.19%, 2/12/2021 (a)	4,350,000	4,341,256
Series BKNT, 3 Month USD LIBOR + 0.50%, 2.57%, 6/12/2020 (a)	3,260,000	3,270,139
Series FRN, 3 Month USD LIBOR + 0.26%, 2.44%, 9/18/2019 (a)	5,334,000	5,328,133
Citigroup, Inc.:
3 Month USD LIBOR + 0.69%, 2.45%, 10/27/2022 (a)	14,262,000	14,221,211

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.79%, 2.50%, 1/10/2020 (a)	$8,430,000	$8,483,109
3 Month USD LIBOR + 0.86%, 2.89%, 12/7/2018 (a)	2,696,000	2,707,134
3 Month USD LIBOR + 0.93%, 2.96%, 6/7/2019 (a)	7,622,000	7,671,848
3 Month USD LIBOR + 1.07%, 3.12%, 12/8/2021 (a)	3,700,000	3,753,280
3 Month USD LIBOR + 1.19%, 2.97%, 8/2/2021 (a)	3,825,000	3,891,364
3 Month USD LIBOR + 1.31%, 3.06%, 10/26/2020 (a)	2,300,000	2,345,241
3 Month USD LIBOR + 1.38%, 3.68%, 3/30/2021 (a)	3,655,000	3,738,590
3 Month USD LIBOR + 1.70%, 3.54%, 5/15/2018 (a)	2,695,000	2,699,420
3 Month USD LIBOR + 0.69%, 2.45%, 4/27/2018 (a)	5,065,000	5,066,418
3 Month USD LIBOR + 0.88%, 2.65%, 7/30/2018 (a)	5,975,000	5,987,547
3 Month USD LIBOR + 0.96%, 2.71%, 4/25/2022 (a)	7,638,000	7,687,800
Citizens Bank NA/Providence 3 Month USD LIBOR + 0.54% 2.56%, 3/2/2020 (a)	2,275,000	2,278,139
Commonwealth Bank of Australia:
3 Month USD LIBOR + 0.40%, 2.58%, 9/18/2020 (a) (b)	1,845,000	1,845,221
3 Month USD LIBOR + 0.45%, 2.52%, 3/10/2020 (a) (b)	3,100,000	3,104,836
3 Month USD LIBOR + 0.64%, 2.43%, 11/7/2019 (a) (b) (c)	2,582,000	2,593,929
3 Month USD LIBOR + 0.68%, 2.86%, 9/18/2022 (a) (b)	1,700,000	1,701,819
3 Month USD LIBOR + 0.70%, 2.77%, 3/10/2022 (a) (b)	2,800,000	2,810,024
3 Month USD LIBOR + 0.70%, 2.85%, 3/16/2023 (a) (b)	5,500,000	5,488,835
3 Month USD LIBOR + 0.79%, 2.57%, 11/2/2018 (a) (b)	5,805,000	5,825,085

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.83%, 2.86%, 9/6/2021 (a) (b)	$3,955,000	$3,995,618
3 Month USD LIBOR + 1.06%, 3.18%, 3/15/2019 (a) (b)	1,600,000	1,612,256
Series REGS, 3 Month USD LIBOR + 0.64%, 2.43%, 11/7/2019 (a)	300,000	301,386
Cooperatieve Rabobank UA:
3 Month USD LIBOR + 0.48%, 2.19%, 1/10/2023 (a) (c)	2,450,000	2,445,002
3 Month USD LIBOR + 0.83%, 2.54%, 1/10/2022 (a)	2,940,000	2,980,748
Series BKNT, 3 Month USD LIBOR + 0.51%, 2.31%, 8/9/2019 (a)	3,150,000	3,162,978
Credit Agricole SA:
3 Month USD LIBOR + 0.80%, 2.52%, 4/15/2019 (a) (b)	3,900,000	3,922,347
3 Month USD LIBOR + 0.97%, 3.04%, 6/10/2020 (a) (b)	1,000,000	1,013,960
3 Month USD LIBOR + 1.18%, 3.49%, 7/1/2021 (a) (b)	3,750,000	3,831,562
3 Month USD LIBOR + 1.43%, 3.14%, 1/10/2022 (a) (b)	1,000,000	1,023,330
Credit Suisse Group Funding Guernsey, Ltd. 3 Month USD LIBOR + 2.29% 4.02%, 4/16/2021 (a)	4,529,000	4,756,129
Danske Bank A/S:
3 Month USD LIBOR + 0.51%, 2.53%, 3/2/2020 (a) (b)	2,540,000	2,547,036
3 Month USD LIBOR + 0.58%, 2.61%, 9/6/2019 (a) (b)	1,931,000	1,938,724
DBS Group Holdings, Ltd.:
3 Month USD LIBOR + 0.49%, 2.54%, 6/8/2020 (a) (b)	3,075,000	3,078,598
3 Month USD LIBOR + 0.50%, 2.22%, 7/16/2019 (a) (b)	745,000	745,931
3 Month USD LIBOR + 0.62%, 2.37%, 7/25/2022 (a) (b)	2,000,000	2,007,320
Deutsche Bank AG:
3 Month USD LIBOR + 0.97%, 2.69%, 7/13/2020 (a)	5,400,000	5,407,668

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

3 Month USD LIBOR + 1.19%, 3.04%, 11/16/2022 (a)	$6,104,000	$6,089,778
3 Month USD LIBOR + 1.23%, 3.19%, 2/27/2023 (a)	5,000,000	4,977,450
3 Month USD LIBOR + 1.31%, 3.19%, 8/20/2020 (a)	2,758,000	2,782,684
3 Month USD LIBOR + 1.45%, 3.18%, 1/18/2019 (a) (c)	7,800,000	7,850,934
3 Month USD LIBOR + 1.91%, 3.72%, 5/10/2019 (a)	4,638,000	4,700,149
3 Month USD LIBOR + 0.82%, 2.56%, 1/22/2021 (a)	4,000,000	3,976,440
DNB Bank ASA 3 Month USD LIBOR + 0.37% 2.68%, 10/2/2020 (a) (b) (c)	3,175,000	3,174,905
Fifth Third Bank Series BKNT, 3 Month USD LIBOR + 0.25% 2.02%, 10/30/2020 (a)	2,300,000	2,290,409
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.73%, 3.02%, 12/27/2020 (a)	6,300,000	6,322,680
3 Month USD LIBOR + 0.75%, 2.56%, 2/23/2023 (a)	15,252,000	15,189,009
3 Month USD LIBOR + 0.78%, 2.55%, 10/31/2022 (a)	9,150,000	9,135,360
3 Month USD LIBOR + 0.80%, 2.89%, 12/13/2019 (a)	4,050,000	4,073,611
3 Month USD LIBOR + 1.02%, 2.76%, 10/23/2019 (a)	3,375,000	3,406,961
3 Month USD LIBOR + 1.04%, 2.79%, 4/25/2019 (a)	3,967,000	3,992,190
3 Month USD LIBOR + 1.11%, 2.86%, 4/26/2022 (a)	15,102,000	15,226,138
3 Month USD LIBOR + 1.16%, 2.90%, 4/23/2020 (a)	7,250,000	7,350,122
3 Month USD LIBOR + 1.17%, 3.01%, 11/15/2021 (a)	7,025,000	7,107,263
3 Month USD LIBOR + 1.20%, 3.32%, 9/15/2020 (a)	2,600,000	2,640,898

Security Description	Principal Amount	Value

3 Month USD LIBOR + 1.36%, 3.11%, 4/23/2021 (a)	$6,835,000	$6,977,851
3 Month USD LIBOR + 1.77%, 3.71%, 2/25/2021 (a) (c)	2,487,000	2,568,499
Series 1, 3 Month USD LIBOR + 1.20%, 2.97%, 4/30/2018 (a)	6,563,000	6,567,135
Series MTN, 3 Month USD LIBOR + 1.10%, 2.94%, 11/15/2018 (a)	11,426,000	11,481,188
HSBC Bank PLC 3 Month USD LIBOR + 0.64% 2.48%, 5/15/2018 (a) (b)	1,740,000	1,740,783
HSBC Holdings PLC:
3 Month USD LIBOR + 1.50%, 3.20%, 1/5/2022 (a)	7,563,000	7,795,714
3 Month USD LIBOR + 1.66%, 3.60%, 5/25/2021 (a)	8,199,000	8,478,832
3 Month USD LIBOR + 2.24%, 4.29%, 3/8/2021 (a)	4,664,000	4,885,307
HSBC USA, Inc. 3 Month USD LIBOR + 0.61% 2.43%, 11/13/2019 (a)	3,575,000	3,594,269
Huntington National Bank 3 Month USD LIBOR + 0.51% 2.58%, 3/10/2020 (a)	1,600,000	1,601,264
Industrial & Commercial Bank of China, Ltd. 3 Month USD LIBOR + 0.75% 2.54%, 11/8/2020 (a)	1,700,000	1,700,289
ING Bank NV:
3 Month USD LIBOR + 0.69%, 3.00%, 10/1/2019 (a) (b)	1,725,000	1,733,711
3 Month USD LIBOR + 0.78%, 2.66%, 8/17/2018 (a) (b)	1,825,000	1,828,833
3 Month USD LIBOR + 1.13%, 3.38%, 3/22/2019 (a) (b)	3,561,000	3,591,660
ING Groep NV 3 Month USD LIBOR + 1.15% 3.45%, 3/29/2022 (a)	5,382,000	5,459,555
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.55%, 2.61%, 3/9/2021 (a)	7,308,000	7,329,120
3 Month USD LIBOR + 0.68%, 2.69%, 6/1/2021 (a)	9,600,000	9,646,080
3 Month USD LIBOR + 0.84%, 3.09%, 3/22/2019 (a)	4,200,000	4,222,218

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.96%, 2.70%, 1/23/2020 (a)	$5,736,000	$5,802,710
3 month USD LIBOR + 1.00%, 2.72%, 1/15/2023 (a)	4,000,000	4,041,200
3 Month USD LIBOR + 1.10%, 3.13%, 6/7/2021 (a)	2,935,000	2,992,555
3 Month USD LIBOR + 1.21%, 2.97%, 10/29/2020 (a)	3,625,000	3,700,001
3 Month USD LIBOR + 1.48%, 3.49%, 3/1/2021 (a)	5,791,000	5,964,788
Series 1, 3 Month USD LIBOR + 0.63%, 2.39%, 1/28/2019 (a)	6,823,000	6,844,629
Series MTN, 3 Month USD LIBOR + 0.55%, 2.30%, 4/25/2018 (a)	5,430,000	5,430,869
JPMorgan Chase Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.25%, 2.07%, 2/13/2020 (a)	7,000,000	6,998,390
Series BKNT, 3 Month USD LIBOR + 0.29%, 2.06%, 2/1/2021 (a)	7,000,000	6,995,310
Series BKNT, 3 Month USD LIBOR + 0.45%, 2.67%, 9/21/2018 (a)	3,515,000	3,518,656
Series BKNT, 3 Month USD LIBOR + 0.59%, 2.86%, 9/23/2019 (a)	3,903,000	3,922,281
KEB Hana Bank 3 Month USD LIBOR + 0.73% 2.42%, 4/5/2020 (a) (b)	1,400,000	1,399,832
Macquarie Bank, Ltd.:
3 Month USD LIBOR + 0.35%, 2.05%, 4/4/2019 (a) (b)	1,950,000	1,950,156
3 Month USD LIBOR + 1.12%, 2.88%, 7/29/2020 (a) (b)	4,800,000	4,857,648
3 Month USD LIBOR + 1.18%, 2.90%, 1/15/2019 (a) (b) (c)	2,695,000	2,711,466
Manufacturers & Traders Trust Co. Series BKNT, 3 Month USD LIBOR + 0.27% 2.02%, 1/25/2021 (a) (c)	3,500,000	3,500,455
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 2.76%, 3/2/2023 (a)	10,750,000	10,719,792

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.79%, 2.54%, 7/25/2022 (a)	$7,750,000	$7,773,250
3 Month USD LIBOR + 0.92%, 2.82%, 2/22/2022 (a) (c)	2,529,000	2,550,142
3 Month USD LIBOR + 1.06%, 3.15%, 9/13/2021 (a)	3,875,000	3,929,289
3 Month USD LIBOR + 1.88%, 3.89%, 3/1/2021 (a)	1,350,000	1,398,789
Mizuho Bank, Ltd. 3 Month USD LIBOR + 1.19% 2.93%, 10/20/2018 (a) (b) (c)	1,077,000	1,082,482
Mizuho Financial Group, Inc.:
3 Month USD LIBOR + 0.79%, 2.81%, 3/5/2023 (a)	10,000,000	9,987,400
3 Month USD LIBOR + 0.88%, 2.95%, 9/11/2022 (a)	5,075,000	5,095,960
3 Month USD LIBOR + 0.94%, 2.92%, 2/28/2022 (a)	8,785,000	8,844,738
3 Month USD LIBOR + 1.14%, 3.23%, 9/13/2021 (a)	4,393,000	4,455,117
3 Month USD LIBOR + 1.48%, 3.19%, 4/12/2021 (a) (b)	1,775,000	1,815,932
Morgan Stanley:
3 Month USD LIBOR + 0.85%, 2.59%, 1/24/2019 (a)	6,955,000	6,985,046
3 Month USD LIBOR + 0.93%, 2.67%, 7/22/2022 (a)	16,102,000	16,154,493
3 Month USD LIBOR + 0.98%, 3.13%, 6/16/2020 (a)	1,975,000	1,996,982
3 Month USD LIBOR + 1.14%, 2.90%, 1/27/2020 (a)	9,421,000	9,541,212
3 Month USD LIBOR + 1.18%, 2.92%, 1/20/2022 (a)	17,954,000	18,161,728
Series 3NC2, 3 Month USD LIBOR + 0.80%, 2.63%, 2/14/2020 (a)	14,962,000	15,006,736
Series GMTN, 3 Month USD LIBOR + 0.55%, 2.29%, 2/10/2021 (a)	12,500,000	12,510,000
Series GMTN, 3 Month USD LIBOR + 1.28%, 3.03%, 4/25/2018 (a)	6,465,000	6,468,685

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series GMTN, 3 Month USD LIBOR + 1.38%, 3.15%, 2/1/2019 (a)	$3,516,000	$3,545,921
Series GMTN, 3 Month USD LIBOR + 1.40%, 3.14%, 4/21/2021 (a)	4,239,000	4,340,354
Series MTN, 3 Month USD LIBOR + 0.74%, 2.48%, 7/23/2019 (a)	7,357,000	7,387,973
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.35%, 2.06%, 1/12/2021 (a) (b) (c)	6,000,000	5,992,620
3 Month USD LIBOR + 0.51%, 2.41%, 5/22/2020 (a) (b)	6,100,000	6,119,703
3 Month USD LIBOR + 0.60%, 2.31%, 4/12/2023 (a) (b)	2,500,000	2,486,125
3 Month USD LIBOR + 0.64%, 2.38%, 7/23/2018 (a) (b)	5,585,000	5,593,042
3 Month USD LIBOR + 0.72%, 2.62%, 5/22/2022 (a) (b)	1,745,000	1,751,928
3 Month USD LIBOR + 0.78%, 2.50%, 1/14/2019 (a) (b) (c)	2,025,000	2,034,315
3 Month USD LIBOR + 0.89%, 2.60%, 1/10/2022 (a) (b)	1,775,000	1,797,170
3 Month USD LIBOR + 1.00%, 2.71%, 7/12/2021 (a) (b)	3,135,000	3,188,828
Series REGS, 3 Month USD LIBOR + 1.00%, 2.71%, 7/12/2021 (a)	1,000,000	1,017,170
National Bank of Canada:
Series BKNT, 3 Month USD LIBOR + 0.84%, 2.95%, 12/14/2018 (a)	1,775,000	1,782,988
Series MTN, 3 Month USD LIBOR + 0.56%, 2.63%, 6/12/2020 (a)	2,275,000	2,285,237
Series MTN, 3 Month USD LIBOR + 0.60%, 2.33%, 1/17/2020 (a)	1,000,000	1,004,270
Nederlandse Waterschapsbank NV:
3 Month USD LIBOR + 0.01%, 1.80%, 2/8/2019 (a) (b)	1,750,000	1,749,913
3 Month USD LIBOR + 0.02%, 1.81%, 8/9/2019 (a) (b) (c)	5,000,000	4,999,850
3 Month USD LIBOR + 0.03%, 1.97%, 2/24/2020 (a) (b)	11,600,000	11,597,680
Nordea Bank AB:

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.47%, 2.45%, 5/29/2020 (a) (b)	$5,150,000	$5,163,441
3 Month USD LIBOR + 0.84%, 3.02%, 9/17/2018 (a) (b)	2,705,000	2,713,791
PNC Bank NA:
3 Month USD LIBOR + 0.25%, 1.99%, 1/22/2021 (a)	3,775,000	3,767,903
3 Month USD LIBOR + 0.40%, 2.43%, 12/7/2018 (a)	2,588,000	2,592,400
3 Month USD LIBOR + 0.50%, 2.26%, 7/27/2022 (a)	1,975,000	1,979,088
Series BKNT, 3 Month USD LIBOR + 0.36%, 2.24%, 5/19/2020 (a)	4,575,000	4,579,621
Series MTN, 3 Month USD LIBOR + 0.42%, 2.43%, 6/1/2018 (a)	2,825,000	2,826,158
PNC Financial Services Group, Inc. 3 Month USD LIBOR + 0.25% 2.04%, 8/7/2018 (a)	1,205,000	1,205,482
Regions Bank 3 Month USD LIBOR + 0.38% 2.69%, 4/1/2021 (a)	4,350,000	4,343,257
Royal Bank of Canada:
Series GMTN, 3 Month USD LIBOR + 0.38%, 2.40%, 3/2/2020 (a)	3,525,000	3,531,838
Series GMTN, 3 Month USD LIBOR + 0.45%, 2.16%, 1/10/2019 (a)	4,081,000	4,088,305
Series GMTN, 3 Month USD LIBOR + 0.48%, 2.24%, 7/29/2019 (a)	1,321,000	1,324,593
Series GMTN, 3 Month USD LIBOR + 0.52%, 2.55%, 3/6/2020 (a) (c)	3,052,000	3,065,093
Series GMTN, 3 Month USD LIBOR + 0.53%, 2.65%, 3/15/2019 (a)	3,630,000	3,639,438
Series GMTN, 3 Month USD LIBOR + 0.54%, 2.31%, 7/30/2018 (a) (c)	2,775,000	2,778,385
Series GMTN, 3 Month USD LIBOR + 0.71%, 2.43%, 4/15/2019 (a)	2,651,000	2,663,725
Series GMTN, 3 Month USD LIBOR + 0.73%, 2.50%, 2/1/2022 (a)	5,394,000	5,436,559
Series MTN, 3 Month USD LIBOR + 0.24%, 1.99%, 10/26/2020 (a)	3,663,000	3,653,330

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 3 Month USD LIBOR + 0.24%, 2.22%, 8/29/2019 (a)	$2,325,000	$2,325,186
Santander UK PLC:
3 Month USD LIBOR + 0.30%, 2.09%, 11/3/2020 (a)	3,370,000	3,362,856
3 Month USD LIBOR + 1.48%, 3.59%, 3/14/2019 (a)	965,000	975,914
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR + 0.57% 2.66%, 9/13/2019 (a) (b) (c)	2,875,000	2,885,954
Societe Generale SA 3 Month USD LIBOR + 1.33% 3.03%, 4/8/2021 (a) (b)	1,200,000	1,229,556
Standard Chartered PLC 3 Month USD LIBOR + 1.13% 3.01%, 8/19/2019 (a) (b)	2,225,000	2,247,005
Sumitomo Mitsui Banking Corp.:
3 Month USD LIBOR + 0.31%, 2.04%, 10/18/2019 (a)	4,400,000	4,391,552
3 Month USD LIBOR + 0.35%, 2.08%, 1/17/2020 (a)	3,800,000	3,794,604
3 Month USD LIBOR + 0.67%, 2.41%, 10/19/2018 (a)	4,060,000	4,067,064
Series 2, FRN, 3 Month USD LIBOR + 0.54%, 2.24%, 1/11/2019 (a)	6,043,000	6,056,415
Series GMTN, 3 Month USD LIBOR + 0.74%, 2.48%, 7/23/2018 (a)	5,450,000	5,458,011
Series MTN, 3 Month USD LIBOR + 0.94%, 2.67%, 1/18/2019 (a)	1,700,000	1,709,333
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 2.47%, 10/18/2022 (a)	1,720,000	1,720,103
3 Month USD LIBOR + 0.74%, 2.47%, 1/17/2023 (a) (c)	5,809,000	5,806,270
3 Month USD LIBOR + 0.78%, 2.49%, 7/12/2022 (a)	2,807,000	2,813,288
3 Month USD LIBOR + 1.11%, 2.83%, 7/14/2021 (a)	2,375,000	2,408,796
3 Month USD LIBOR + 1.14%, 2.88%, 10/19/2021 (a)	3,204,000	3,252,509

Security Description	Principal Amount	Value

3 Month USD LIBOR + 1.68%, 3.74%, 3/9/2021 (a)	$1,825,000	$1,881,484
Sumitomo Mitsui Trust Bank, Ltd.:
3 Month USD LIBOR + 0.44%, 2.62%, 9/19/2019 (a) (b)	1,750,000	1,750,928
3 Month USD LIBOR + 0.51%, 2.54%, 3/6/2019 (a) (b)	1,675,000	1,676,910
3 Month USD LIBOR + 0.91%, 2.64%, 10/18/2019 (a) (b)	1,000,000	1,006,690
SunTrust Bank 3 Month USD LIBOR + 0.53% 2.30%, 1/31/2020 (a)	2,223,000	2,236,027
Svenska Handelsbanken AB:
3 Month USD LIBOR + 0.36%, 2.41%, 9/8/2020 (a)	4,175,000	4,176,211
3 Month USD LIBOR + 0.49%, 2.67%, 6/17/2019 (a)	5,230,000	5,246,318
3 Month USD LIBOR + 0.40%, 2.21%, 2/12/2019 (a)	1,000,000	1,002,001
Series BKNT, 3 Month USD LIBOR + 0.49%, 2.52%, 9/6/2019 (a)	4,159,000	4,170,021
Swedbank AB 3 Month USD LIBOR + 0.70% 2.81%, 3/14/2022 (a) (b) (c)	3,150,000	3,173,656
Synchrony Bank Series BKNT, 3 Month USD LIBOR + 0.63% 2.93%, 3/30/2020 (a)	4,500,000	4,508,910
Toronto-Dominion Bank:
3 Month USD LIBOR + 0.15%, 1.89%, 10/24/2019 (a)	2,345,000	2,342,209
Series 1, 3 Month USD LIBOR + 0.55%, 2.32%, 4/30/2018 (a)	3,350,000	3,350,770
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.75%, 7/2/2019 (a)	2,685,000	2,692,008
Series GMTN, 3 Month USD LIBOR + 0.24%, 1.99%, 1/25/2021 (a)	2,534,000	2,528,298
Series GMTN, 3 Month USD LIBOR + 0.54%, 2.28%, 7/23/2018 (a)	3,469,000	3,472,989
Series MTN, 3 Month USD LIBOR + 0.42%, 2.15%, 1/18/2019 (a)	4,869,000	4,877,083

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series MTN, 3 Month USD LIBOR + 0.56%, 2.35%, 11/5/2019 (a)	$2,935,000	$2,948,648
Series MTN, 3 Month USD LIBOR + 0.84%, 2.58%, 1/22/2019 (a)	3,570,000	3,588,493
Series MTN, 3 Month USD LIBOR + 1.00%, 2.70%, 4/7/2021 (a)	4,010,000	4,082,501
UBS AG:
3 Month USD LIBOR + 0.48%, 2.49%, 12/1/2020 (a) (b)	6,200,000	6,207,440
3 Month USD LIBOR + 0.58%, 2.63%, 6/8/2020 (a) (b)	12,343,000	12,394,717
Series BKNT, 3 Month USD LIBOR + 0.64%, 2.47%, 8/14/2019 (a)	2,388,000	2,398,913
UBS Group Funding Switzerland AG:
3 Month USD LIBOR + 1.44%, 3.73%, 9/24/2020 (a) (b) (c)	750,000	765,293
3 Month USD LIBOR + 1.53%, 3.30%, 2/1/2022 (a) (b)	5,475,000	5,635,636
3 Month USD LIBOR + 1.78%, 3.50%, 4/14/2021 (a) (b)	3,425,000	3,542,923
US Bancorp Series MTN, 3 Month USD LIBOR + 0.49% 2.33%, 11/15/2018 (a)	1,950,000	1,950,546
US Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.13%, 1.87%, 1/17/2020 (a)	7,500,000	7,481,850
Series BKNT, 3 Month USD LIBOR + 0.14%, 1.88%, 10/23/2020 (a)	2,555,000	2,543,937
Series BKNT, 3 Month USD LIBOR + 0.15%, 2.09%, 5/24/2019 (a)	4,157,000	4,152,386
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.06%, 1/24/2020 (a)	3,025,000	3,025,696
Series BKNT, 3 Month USD LIBOR + 0.48%, 2.24%, 10/28/2019 (a)	2,575,000	2,585,094
Wells Fargo & Co.:
3 Month USD LIBOR + 0.40%, 2.51%, 9/14/2018 (a)	2,385,000	2,387,290
3 Month USD LIBOR + 0.46%, 2.20%, 4/22/2019 (a)	2,025,000	2,028,929

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.63%, 2.37%, 4/23/2018 (a)	$5,945,000	$5,946,070
3 Month USD LIBOR + 0.93%, 2.74%, 2/11/2022 (a)	10,546,000	10,595,672
3 Month USD LIBOR + 1.03%, 2.78%, 7/26/2021 (a)	4,925,000	5,008,232
3 month USD LIBOR + 1.11%, 2.85%, 1/24/2023 (a)	9,185,000	9,307,160
3 Month USD LIBOR + 1.34%, 3.36%, 3/4/2021 (a)	5,193,000	5,312,491
Series MTN, 3 Month USD LIBOR + 0.88%, 2.62%, 7/22/2020 (a)	3,738,000	3,774,707
Series MTN, 3 Month USD LIBOR + 1.01%, 3.04%, 12/7/2020 (a)	2,225,000	2,256,194
Series N, 3 Month USD LIBOR + 0.68%, 2.45%, 1/30/2020 (a)	3,600,000	3,618,360
Wells Fargo Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.23%, 1.97%, 1/15/2020 (a)	7,650,000	7,639,596
Series BKNT, 3 Month USD LIBOR + 0.31%, 2.05%, 1/15/2021 (a)	11,150,000	11,120,229
Series BKNT, 3 Month USD LIBOR + 0.60%, 2.54%, 5/24/2019 (a)	2,575,000	2,586,253
Series MTN, 3 Month USD LIBOR + 0.50%, 2.48%, 11/28/2018 (a)	4,245,000	4,254,254
Series MTN, 3 Month USD LIBOR + 0.65%, 2.68%, 12/6/2019 (a)	4,985,000	5,014,810
Westpac Banking Corp.:
3 Month USD LIBOR + 0.34%, 2.09%, 1/25/2021 (a)	5,000,000	4,994,250
3 Month USD LIBOR + 0.43%, 2.37%, 5/25/2018 (a)	2,450,000	2,451,004
3 Month USD LIBOR + 0.43%, 2.46%, 3/6/2020 (a)	2,688,000	2,693,699
3 Month USD LIBOR + 0.56%, 2.44%, 8/19/2019 (a)	2,340,000	2,348,939
3 Month USD LIBOR + 0.57%, 2.11%, 1/11/2023 (a)	4,100,000	4,082,042
3 Month USD LIBOR + 0.71%, 3.01%, 6/28/2022 (a)	2,173,000	2,184,365

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.74%, 2.51%, 7/30/2018 (a)	$5,262,000	$5,270,893
3 Month USD LIBOR + 0.74%, 2.66%, 11/23/2018 (a)	5,830,000	5,850,755
3 Month USD LIBOR + 0.85%, 2.55%, 1/11/2022 (a)	2,200,000	2,224,882
3 Month USD LIBOR + 0.85%, 2.73%, 8/19/2021 (a)	1,870,000	1,893,917

		1,230,939,801

BEVERAGES — 0.5%
Anheuser-Busch InBev Finance, Inc. 3 Month USD LIBOR + 1.26% 3.03%, 2/1/2021 (a)	3,265,000	3,352,796
Anheuser-Busch InBev Worldwide, Inc. 3 month USD LIBOR + 0.69% 2.46%, 8/1/2018 (a)	725,000	726,109
PepsiCo, Inc.:
3 Month USD LIBOR + 0.04%, 1.82%, 5/2/2019 (a)	2,595,000	2,594,144
3 Month USD LIBOR + 0.37%, 2.14%, 5/2/2022 (a) (c)	2,000,000	2,013,100
3 Month USD LIBOR + 0.59%, 2.49%, 2/22/2019 (a)	2,676,000	2,688,095

		11,374,244

BIOTECHNOLOGY — 0.5%
Amgen, Inc.:
3 Month USD LIBOR + 0.32%, 2.13%, 5/10/2019 (a)	1,575,000	1,576,795
3 Month USD LIBOR + 0.45%, 2.26%, 5/11/2020 (a)	2,395,000	2,397,371
Baxalta, Inc. 3 Month USD LIBOR + 0.78% 3.03%, 6/22/2018 (a)	3,012,000	3,014,229
Gilead Sciences, Inc. 3 Month USD LIBOR + 0.25% 2.45%, 9/20/2019 (a)	4,336,000	4,334,266

		11,322,661

CHEMICALS — 0.2%
EI du Pont de Nemours & Co. 3 Month USD LIBOR + 0.53% 2.30%, 5/1/2020 (a)	3,768,000	3,790,231

Security Description	Principal Amount	Value

COMMERCIAL SERVICES — 0.1%
Moody’s Corp. 3 Month USD LIBOR + 0.35% 2.37%, 9/4/2018 (a)	$2,341,000	$2,341,655

CONSTRUCTION MATERIALS — 0.3%
Martin Marietta Materials, Inc.:
3 Month USD LIBOR + 0.50%, 2.70%, 12/20/2019 (a)	2,796,000	2,797,342
3 Month USD LIBOR + 0.65%, 2.55%, 5/22/2020 (a)	1,300,000	1,303,328
Vulcan Materials Co. 3 Month USD LIBOR + 0.65% 2.57%, 3/1/2021 (a)	4,000,000	4,000,840

		8,101,510

DIVERSIFIED FINANCIAL SERVICES — 2.0%
American Express Co.:
3 Month USD LIBOR + 0.33%, 2.10%, 10/30/2020 (a)	3,559,000	3,557,612
3 Month USD LIBOR + 0.59%, 2.49%, 5/22/2018 (a)	3,765,000	3,767,033
3 Month USD LIBOR + 0.61%, 2.38%, 8/1/2022 (a)	1,523,000	1,519,985
3 Month USD LIBOR + 0.65%, 2.61%, 2/27/2023 (a)	5,500,000	5,482,565
American Express Credit Corp.:
3 Month USD LIBOR + 0.55%, 2.73%, 3/18/2019 (a)	6,644,000	6,664,929
Series F, 3 Month USD LIBOR + 1.05%, 3.16%, 9/14/2020 (a)	1,150,000	1,168,308
Series GMTN, 3 Month USD LIBOR + 0.49%, 2.33%, 8/15/2019 (a)	3,211,000	3,221,339
Series MTN, 3 Month USD LIBOR + 0.33%, 2.12%, 5/3/2019 (a)	4,206,000	4,209,028
Series MTN, 3 Month USD LIBOR + 0.43%, 2.45%, 3/3/2020 (a)	2,710,000	2,716,016
Series MTN, 3 Month USD LIBOR + 0.61%, 2.38%, 7/31/2018 (a)	2,959,000	2,961,308
Series MTN, 3 Month USD LIBOR + 0.70%, 2.72%, 3/3/2022 (a)	1,300,000	1,305,343
Series MTN, 3 Month USD LIBOR + 0.73%, 2.67%, 5/26/2020 (a)	2,726,000	2,747,535

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Nasdaq, Inc. 3 Month USD LIBOR + 0.39% 2.64%, 3/22/2019 (a)	$3,616,000	$3,617,663
National Rural Utilities Cooperative Finance Corp. Series MTN, 3 Month USD LIBOR + 0.20% 1.90%, 4/5/2019 (a)	1,404,000	1,404,506
Protective Life Global Funding 3 Month USD LIBOR + 0.55% 2.60%, 6/8/2018 (a) (b)	1,700,000	1,701,054
USAA Capital Corp. 3 Month USD LIBOR + 0.23% 2.00%, 2/1/2019 (a) (b)	2,531,000	2,532,038

		48,576,262

ELECTRIC — 1.4%
Dominion Energy, Inc. 3 Month USD LIBOR + 0.55% 2.56%, 6/1/2019 (a) (b)	3,815,000	3,827,246
Duke Energy Progress LLC 3 Month USD LIBOR + 0.18% 2.23%, 9/8/2020 (a)	1,625,000	1,627,551
Florida Power & Light Co. 3 Month USD LIBOR + 0.28% 2.07%, 11/6/2020 (a)	5,214,000	5,212,227
Mississippi Power Co. 3 Month USD LIBOR + 0.65% 2.94%, 3/27/2020 (a)	3,000,000	3,001,020
Sempra Energy:
3 Month USD LIBOR + 0.25%, 1.96%, 7/15/2019 (a)	3,759,000	3,759,000
3 Month USD LIBOR + 0.50%, 2.21%, 1/15/2021 (a)	8,193,000	8,198,326
Southern Co 3 Month USD LIBOR + 0.70% 3.01%, 9/30/2020 (a) (b)	3,000,000	3,020,040
Southern Power Co. 3 Month USD LIBOR + 0.55% 2.75%, 12/20/2020 (a) (b)	5,675,000	5,678,292

		34,323,702

ELECTRONICS — 0.1%
Honeywell International, Inc. 3 Month USD LIBOR + 0.04% 1.81%, 10/30/2019 (a)	2,735,000	2,733,742

FOOD — 1.2%
Campbell Soup Co.:
3 Month USD LIBOR + 0.50%, 2.65%, 3/16/2020 (a)	2,500,000	2,505,000

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.63%, 2.78%, 3/15/2021 (a)	$2,500,000	$2,501,750
Conagra Brands, Inc. 3 Month USD LIBOR + 0.50% 2.20%, 10/9/2020 (a)	1,700,000	1,701,785
Kraft Heinz Foods Co.:
3 Month USD LIBOR + 0.42%, 2.22%, 8/9/2019 (a)	1,825,000	1,825,694
3 Month USD LIBOR + 0.57%, 2.38%, 2/10/2021 (a)	5,812,000	5,804,851
3 Month USD LIBOR + 0.82%, 2.63%, 8/10/2022 (a)	2,553,000	2,562,165
Mondelez International Holdings Netherlands B.V. 3 Month USD LIBOR + 0.61% 2.37%, 10/28/2019 (a) (b)	2,550,000	2,555,227
Mondelez International, Inc. 3 Month USD LIBOR + 0.52% 2.29%, 2/1/2019 (a)	1,412,000	1,414,768
Tyson Foods, Inc.:
3 Month USD LIBOR + 0.45%, 2.34%, 8/21/2020 (a)	1,945,000	1,946,906
3 Month USD LIBOR + 0.45%, 2.43%, 5/30/2019 (a)	2,650,000	2,654,929
3 Month USD LIBOR + 0.55%, 2.57%, 6/2/2020 (a)	3,568,000	3,576,492

		29,049,567

GAS — 0.2%
Sempra Energy 3 Month USD LIBOR + 0.45% 2.57%, 3/15/2021 (a)	2,521,000	2,523,748
WGL Holdings, Inc. 3 Month USD LIBOR + 0.40% 2.38%, 11/29/2019 (a)	2,075,000	2,074,585

		4,598,333

HEALTH CARE PRODUCTS — 0.7%
Becton Dickinson and Co.:
3 Month USD LIBOR + 0.88%, 2.94%, 12/29/2020 (a)	5,250,000	5,254,463
3 Month USD LIBOR + 1.03%, 3.06%, 6/6/2022 (a)	6,940,000	6,955,823
Medtronic, Inc. 3 Month USD LIBOR + 0.80% 2.92%, 3/15/2020 (a)	3,995,000	4,041,502

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Zimmer Biomet Holdings, Inc. 3 Month USD LIBOR + 0.75% 2.93%, 3/19/2021 (a)	$2,000,000	$2,001,980

		18,253,768

HEALTH CARE SERVICES — 0.2%
Roche Holdings, Inc. 3 Month USD LIBOR + 0.34% 2.64%, 9/30/2019 (a) (b)	2,560,000	2,561,152
UnitedHealth Group, Inc. 3 Month USD LIBOR + 0.07% 1.79%, 10/15/2020 (a)	1,700,000	1,695,563

		4,256,715

HOUSEHOLD PRODUCTS — 0.1%
Procter & Gamble Co. 3 Month USD LIBOR + 0.27% 2.04%, 11/1/2019 (a)	2,046,000	2,052,772

HOUSEHOLD PRODUCTS & WARES — 0.3%
Church & Dwight Co., Inc. 3 Month USD LIBOR + 0.15% 1.90%, 1/25/2019 (a)	2,277,000	2,276,271
Reckitt Benckiser Treasury Services PLC 3 Month USD LIBOR + 0.56% 2.85%, 6/24/2022 (a) (b) (c)	6,300,000	6,285,132

		8,561,403

INSURANCE — 2.1%
Assurant, Inc. 3 Month USD LIBOR + 1.25% 3.54%, 3/26/2021 (a)	2,000,000	2,001,380
Athene Global Funding:
3 month USD LIBOR + 1.14%, 2.88%, 4/20/2020 (a) (b)	3,200,000	3,243,584
3 Month USD LIBOR + 1.23%, 3.54%, 7/1/2022 (a) (b)	2,200,000	2,231,702
Berkshire Hathaway Finance Corp.:
3 Month USD LIBOR + 0.25%, 1.95%, 1/11/2019 (a)	4,750,000	4,755,937
3 Month USD LIBOR + 0.32%, 2.03%, 1/10/2020 (a) (c)	2,487,000	2,493,765
3 Month USD LIBOR + 0.69%, 2.81%, 3/15/2019 (a)	3,189,000	3,204,530
Jackson National Life Global Funding:

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.25%, 2.54%, 12/27/2018 (a) (b)	$3,050,000	$3,052,501
3 Month USD LIBOR + 0.73%, 3.02%, 6/27/2022 (a) (b)	1,700,000	1,719,346
Metropolitan Life Global Funding I:
3 Month USD LIBOR + 0.22%, 2.40%, 9/19/2019 (a) (b)	6,000,000	6,006,540
3 Month USD LIBOR + 0.23%, 1.94%, 1/8/2021 (a) (b)	2,300,000	2,295,216
3 Month USD LIBOR + 0.34%, 2.45%, 9/14/2018 (a) (b)	2,405,000	2,406,924
3 Month USD LIBOR + 0.40%, 2.47%, 6/12/2020 (a) (b)	3,835,000	3,850,685
3 Month USD LIBOR + 0.43%, 2.61%, 12/19/2018 (a) (b)	1,950,000	1,954,173
New York Life Global Funding:
3 Month USD LIBOR + 0.10%, 1.87%, 1/21/2020 (a) (b)	2,200,000	2,198,086
3 month USD LIBOR + 0.12%, 1.83%, 4/12/2019 (a) (b)	2,480,000	2,481,091
3 Month USD LIBOR + 0.27%, 1.97%, 4/9/2020 (a) (b)	3,300,000	3,305,775
3 Month USD LIBOR + 0.40%, 2.10%, 4/6/2018 (a) (b)	1,025,000	1,025,021
3 Month USD LIBOR + 0.52%, 2.59%, 6/10/2022 (a) (b)	1,200,000	1,202,448
Principal Life Global Funding II 3 month USD LIBOR + 0.30% 2.20%, 2/22/2019 (a) (b)	500,000	500,475
Prudential Financial, Inc. Series MTN, 3 Month USD LIBOR + 0.78% 2.62%, 8/15/2018 (a)	2,175,000	2,179,829

		52,109,008

INTERNET — 0.2%
eBay, Inc.:
3 Month USD LIBOR + 0.48%, 2.25%, 8/1/2019 (a)	2,025,000	2,028,301
3 Month USD LIBOR + 0.87%, 2.64%, 1/30/2023 (a)	1,700,000	1,708,296

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Tencent Holdings, Ltd. 3 Month USD LIBOR + 0.61% 2.34%, 1/19/2023 (a) (b)	$2,300,000	$2,301,587

		6,038,184

IT SERVICES — 3.3%
Apple, Inc.:
3 Month USD LIBOR + 0.07%, 1.88%, 5/11/2020 (a)	3,597,000	3,593,727
3 Month USD LIBOR + 0.08%, 1.87%, 2/8/2019 (a)	3,826,000	3,827,607
3 Month USD LIBOR + 0.14%, 1.93%, 8/2/2019 (a)	1,975,000	1,976,600
3 Month USD LIBOR + 0.25%, 2.04%, 5/3/2018 (a)	8,414,000	8,415,010
3 Month USD LIBOR + 0.25%, 2.05%, 2/7/2020 (a)	2,625,000	2,632,927
3 Month USD LIBOR + 0.30%, 2.09%, 5/6/2019 (a)	6,815,000	6,833,332
3 Month USD LIBOR + 0.30%, 2.12%, 5/6/2020 (a)	2,375,000	2,384,072
3 Month USD LIBOR + 0.35%, 2.16%, 5/11/2022 (a)	6,819,000	6,862,301
3 Month USD LIBOR + 0.50%, 2.30%, 2/9/2022 (a)	4,816,000	4,873,455
3 Month USD LIBOR + 0.82%, 2.74%, 2/22/2019 (a)	3,957,000	3,984,343
3 Month USD LIBOR + 1.13%, 3.05%, 2/23/2021 (a)	3,057,000	3,138,469
3 Month USD LIBOR + 0.20%, 1.99%, 2/7/2020 (a)	3,800,000	3,807,600
DXC Technology Co. 3 Month USD LIBOR + 0.95% 2.96%, 3/1/2021 (a)	5,947,000	5,952,352
IBM Credit LLC:
3 Month USD LIBOR + 0.15%, 2.18%, 9/6/2019 (a)	2,865,000	2,867,407
3 Month USD LIBOR + 0.16%, 1.95%, 2/5/2021 (a)	9,300,000	9,296,187
3 Month USD LIBOR + 0.26%, 2.00%, 1/20/2021 (a)	2,980,000	2,986,794
International Business Machines Corp.:

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.23%, 1.99%, 1/27/2020 (a)	$5,003,000	$5,013,606
3 Month USD LIBOR + 0.37%, 2.18%, 2/12/2019 (a)	2,783,000	2,791,238
3 Month USD LIBOR + 0.58%, 2.37%, 11/6/2021 (a)	200,000	202,234

		81,439,261

MACHINERY, CONSTRUCTION & MINING — 0.6%
Caterpillar Financial Services Corp.:
Series GMTN, 3 Month USD LIBOR + 0.29%, 2.31%, 9/4/2020 (a)	2,555,000	2,560,084
Series MTN, 3 Month USD LIBOR + 0.13%, 2.14%, 11/29/2019 (a)	4,250,000	4,248,045
Series MTN, 3 Month USD LIBOR + 0.18%, 2.21%, 12/6/2018 (a)	1,825,000	1,825,475
Series MTN, 3 Month USD LIBOR + 0.23%, 2.35%, 3/15/2021 (a)	2,500,000	2,498,425
Series MTN, 3 Month USD LIBOR + 0.51%, 2.22%, 1/10/2020 (a) (c)	2,641,000	2,656,635

		13,788,664

MACHINERY-DIVERSIFIED — 0.5%
John Deere Capital Corp.:
Series MTN, 3 Month USD LIBOR + 0.12%, 1.82%, 7/5/2019 (a)	1,200,000	1,200,120
Series MTN, 3 Month USD LIBOR + 0.24%, 2.33%, 3/12/2021 (a)	2,500,000	2,500,675
Series MTN, 3 Month USD LIBOR + 0.29%, 2.54%, 6/22/2020 (a)	3,600,000	3,607,416
Series MTN, 3 Month USD LIBOR + 0.30%, 2.39%, 3/13/2020 (a)	2,490,000	2,496,250
Series MTN, 3 Month USD LIBOR + 0.48%, 2.53%, 9/8/2022 (a)	2,300,000	2,307,728

		12,112,189

MEDIA — 1.1%
Discovery Communications LLC 3 Month USD LIBOR + 0.71% 2.91%, 9/20/2019 (a)	4,915,000	4,938,051
NBCUniversal Enterprise, Inc.:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.40%, 2.71%, 4/1/2021 (a) (b)	$7,650,000	$7,683,277
3 Month USD LIBOR + 0.69%, 2.41%, 4/15/2018 (a) (b)	3,579,000	3,579,608
Walt Disney Co.:
3 Month USD LIBOR + 0.32%, 2.02%, 1/8/2019 (a)	1,925,000	1,928,966
Series MTN, 3 Month USD LIBOR + 0.13%, 2.15%, 3/4/2020 (a)	2,807,000	2,809,611
Series MTN, 3 Month USD LIBOR + 0.19%, 2.21%, 6/5/2020 (a)	2,463,000	2,466,941
Series MTN, 3 Month USD LIBOR + 0.39%, 2.41%, 3/4/2022 (a)	2,287,000	2,304,061

		25,710,515

MINING — 0.0% (d)
Glencore Funding LLC 3 Month USD LIBOR + 1.36% 3.08%, 1/15/2019 (a) (b)	900,000	904,095

MISCELLANEOUS MANUFACTURER — 0.7%
General Electric Co.:
Series GMTN, 3 Month USD LIBOR + 0.51%, 2.23%, 1/14/2019 (a)	600,000	600,672
Series GMTN, 3 Month USD LIBOR + 0.62%, 2.32%, 1/9/2020 (a)	770,000	771,032
Series MTN, 3 Month USD LIBOR + 0.27%, 2.06%, 8/7/2018 (a)	1,557,000	1,556,564
Siemens Financieringsmaatschappij NV:
3 Month USD LIBOR + 0.28%, 2.22%, 5/25/2018 (a) (b)	3,705,000	3,706,000
3 Month USD LIBOR + 0.32%, 2.41%, 9/13/2019 (a) (b)	3,495,000	3,504,611
3 Month USD LIBOR + 0.34%, 2.49%, 3/16/2020 (a) (b)	3,125,000	3,132,000
3 Month USD LIBOR + 0.61%, 2.76%, 3/16/2022 (a) (b) (c)	3,400,000	3,433,456
Textron, Inc. 3 Month USD LIBOR + 0.55% 2.36%, 11/10/2020 (a)	1,000,000	998,440

		17,702,775

Security Description	Principal Amount	Value

OIL & GAS — 3.4%
BP Capital Markets PLC:
3 Month USD LIBOR + 0.35%, 2.18%, 8/14/2018 (a)	$2,914,000	$2,916,127
3 Month USD LIBOR + 0.63%, 2.92%, 9/26/2018 (a)	4,329,000	4,339,000
3 Month USD LIBOR + 0.65%, 2.83%, 9/19/2022 (a)	1,750,000	1,767,832
Chevron Corp.:
3 Month USD LIBOR + 0.09%, 2.07%, 2/28/2019 (a)	3,020,000	3,019,185
3 Month USD LIBOR + 0.21%, 2.23%, 3/3/2020 (a)	2,725,000	2,731,404
3 Month USD LIBOR + 0.41%, 2.25%, 11/15/2019 (a)	3,359,000	3,375,022
3 Month USD LIBOR + 0.48%, 2.50%, 3/3/2022 (a)	1,884,000	1,902,501
3 Month USD LIBOR + 0.50%, 2.35%, 5/16/2018 (a)	3,363,000	3,364,412
3 Month USD LIBOR + 0.53%, 2.37%, 11/15/2021 (a)	6,400,000	6,470,080
ConocoPhillips Co. 3 Month USD LIBOR + 0.90% 2.74%, 5/15/2022 (a) (c)	3,047,000	3,105,838
EQT Corp. 3 Month USD LIBOR + 0.77% 3.08%, 10/1/2020 (a)	3,328,000	3,334,190
Exxon Mobil Corp.:
3 Month USD LIBOR + 0.15%, 2.27%, 3/15/2019 (a)	2,700,000	2,702,187
3 Month USD LIBOR + 0.37%, 2.40%, 3/6/2022 (a)	5,486,000	5,528,187
Petroleos Mexicanos:
3 Month USD LIBOR + 2.02%, 3.75%, 7/18/2018 (a)	3,960,000	3,975,642
3 Month USD LIBOR + 3.65%, 5.72%, 3/11/2022 (a)	350,000	383,856
Phillips 66:
3 Month USD LIBOR + 0.60%, 2.61%, 2/26/2021 (a)	3,500,000	3,505,145
3 Month USD LIBOR + 0.65%, 2.37%, 4/15/2019 (a) (b)	2,855,000	2,855,343

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.75%, 2.47%, 4/15/2020 (a) (b)	$2,475,000	$2,475,272
Shell International Finance B.V.:
3 Month USD LIBOR + 0.35%, 2.42%, 9/12/2019 (a)	3,633,000	3,646,369
3 Month USD LIBOR + 0.45%, 2.26%, 5/11/2020 (a)	3,891,000	3,910,222
3 Month USD LIBOR + 0.58%, 2.39%, 11/10/2018 (a)	3,541,000	3,551,446
Sinopec Group Overseas Development 2014, Ltd. 3 Month USD LIBOR + 0.92% 2.63%, 4/10/2019 (a) (b)	600,000	601,890
Statoil ASA:
3 Month USD LIBOR + 0.29%, 2.13%, 5/15/2018 (a)	3,020,000	3,020,332
3 Month USD LIBOR + 0.46%, 2.25%, 11/8/2018 (a)	7,985,000	8,000,970
Total Capital International SA 3 Month USD LIBOR + 0.57% 2.38%, 8/10/2018 (a)	2,382,000	2,385,764

		82,868,216

PHARMACEUTICALS — 1.7%
Allergan Funding SCS 3 Month USD LIBOR + 1.26% 3.33%, 3/12/2020 (a)	3,514,000	3,554,271
AstraZeneca PLC 3 Month USD LIBOR + 0.53% 2.38%, 11/16/2018 (a)	3,013,000	3,020,502
Cardinal Health, Inc. 3 Month USD LIBOR + 0.77% 2.89%, 6/15/2022 (a)	2,000,000	1,998,520
CVS Health Corp.:
3 Month USD LIBOR + 0.63%, 2.69%, 3/9/2020 (a)	7,000,000	7,026,040
3 Month USD LIBOR + 0.72%, 2.78%, 3/9/2021 (a)	6,000,000	6,042,900
Express Scripts Holding Co. 3 Month USD LIBOR + 0.75% 2.76%, 11/30/2020 (a)	3,665,000	3,669,032
Johnson & Johnson 3 Month USD LIBOR + 0.27% 2.28%, 3/1/2019 (a)	2,840,000	2,846,276
Merck & Co., Inc.:
3 Month USD LIBOR + 0.36%, 2.23%, 5/18/2018 (a)	3,969,000	3,969,873

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.38%, 2.19%, 2/10/2020 (a)	$5,869,000	$5,901,221
Pfizer, Inc. 3 Month USD LIBOR + 0.30% 2.42%, 6/15/2018 (a)	2,342,000	2,342,913

		40,371,548

PIPELINES — 0.5%
Enbridge, Inc.:
3 Month USD LIBOR + 0.40%, 2.11%, 1/10/2020 (a)	4,610,000	4,600,826
3 Month USD LIBOR + 0.70%, 2.82%, 6/15/2020 (a)	2,270,000	2,287,797
Spectra Energy Partners L.P. 3 Month USD LIBOR + 0.70% 2.72%, 6/5/2020 (a)	3,025,000	3,044,753
TransCanada PipeLines, Ltd. 3 Month USD LIBOR + 0.28% 2.11%, 11/15/2019 (a) .	2,325,000	2,323,768

		12,257,144

RETAIL — 0.5%
Alimentation Couche-Tard, Inc. 3 Month USD LIBOR + 0.50% 2.59%, 12/13/2019 (a) (b)	2,100,000	2,101,890
Home Depot, Inc. 3 Month USD LIBOR + 0.15% 2.17%, 6/5/2020 (a)	4,992,000	4,994,147
Lowe’s Cos., Inc. 3 Month USD LIBOR + 0.42% 2.49%, 9/10/2019 (a)	3,480,000	3,494,372
Walmart, Inc. 3 Month USD LIBOR - 0.03% 1.67%, 10/9/2019 (a)	2,825,000	2,823,051

		13,413,460

SEMICONDUCTORS — 0.9%
Intel Corp.:
3 Month USD LIBOR + 0.08%, 1.89%, 5/11/2020 (a)	6,750,000	6,749,730
3 Month USD LIBOR + 0.35%, 2.16%, 5/11/2022 (a)	2,363,000	2,378,596
QUALCOMM, Inc.:
3 Month USD LIBOR + 0.36%, 2.24%, 5/20/2019 (a)	4,821,000	4,828,231
3 Month USD LIBOR + 0.73%, 2.50%, 1/30/2023 (a)	1,750,000	1,733,130
3 Month USD LIBOR + 0.45%, 2.33%, 5/20/2020 (a)	5,317,000	5,324,231

		21,013,918

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

SOFTWARE — 0.2%
Oracle Corp.:
3 Month USD LIBOR + 0.51%, 2.21%, 10/8/2019 (a) (c)	$2,175,000	$2,189,659
3 Month USD LIBOR + 0.58%, 2.30%, 1/15/2019 (a)	3,655,000	3,669,145

		5,858,804

TELECOMMUNICATIONS —2.6%
AT&T, Inc.:
3 Month USD LIBOR + 0.65%, 2.37%, 1/15/2020 (a)	4,712,000	4,728,539
3 Month USD LIBOR + 0.67%, 2.74%, 3/11/2019 (a)	5,508,000	5,530,858
3 month USD LIBOR + 0.89%, 2.72%, 2/14/2023 (a)	214,000	216,382
3 Month USD LIBOR + 0.91%, 2.87%, 11/27/2018 (a)	3,131,000	3,145,246
3 Month USD LIBOR + 0.93%, 3.23%, 6/30/2020 (a)	8,105,000	8,190,508
3 Month USD LIBOR + 0.95%, 2.67%, 7/15/2021 (a)	7,002,000	7,076,921
Cisco Systems, Inc.:
3 Month USD LIBOR + 0.31%, 2.43%, 6/15/2018 (a) (c)	3,865,000	3,866,623
3 Month USD LIBOR + 0.34%, 2.54%, 9/20/2019 (a)	4,414,000	4,431,038
3 Month USD LIBOR + 0.50%, 2.51%, 3/1/2019 (a) (c)	2,131,000	2,139,503
Deutsche Telekom International Finance B.V. 3 Month USD LIBOR + 0.58% 2.31%, 1/17/2020 (a) (b)	1,150,000	1,152,910
Verizon Communications, Inc.:
3 Month USD LIBOR + 0.37%, 2.21%, 8/15/2019 (a)	1,615,000	1,618,860
3 Month USD LIBOR + 0.55%, 2.45%, 5/22/2020 (a)	10,515,000	10,560,320
3 Month USD LIBOR + 1.75%, 3.86%, 9/14/2018 (a)	2,358,000	2,374,317

Security Description	Principal Amount	Value

3 Month USD LIBOR + 1.00%, 3.15%, 3/16/2022 (a) (c)	$8,728,000	$8,886,937

		63,918,962

TRANSPORTATION — 0.3%
United Parcel Service, Inc.:
3 Month USD LIBOR + 0.15%, 2.46%, 4/1/2021 (a)	2,800,000	2,800,336
3 Month USD LIBOR + 0.38%, 2.23%, 5/16/2022 (a)	2,162,000	2,166,065
3 Month USD LIBOR + 0.45%, 2.76%, 4/1/2023 (a)	1,800,000	1,796,022

		6,762,423

TOTAL CORPORATE BONDS & NOTES (Cost $2,050,878,594)		2,052,997,695

FOREIGN GOVERNMENT OBLIGATIONS — 15.1%
African Development Bank:
Series GDIF, 3 Month USD LIBOR + 0.04%, 1.81%, 8/1/2018 (a)	3,285,000	3,285,164
Series GDIF, 3 Month USD LIBOR + 0.19%, 2.31%, 6/15/2020 (a)	5,325,000	5,344,383
Asian Development Bank:
2.29%, 6/25/2019 (a)	960,000	960,240
3 month USD LIBOR + 0.01%, 2.13%, 12/15/2021 (a)	7,000,000	6,993,210
Series GMTN, 3 Month USD LIBOR + 0.01%, 1.72%, 7/10/2019 (a)	3,845,000	3,845,423
Series GMTN, 3 Month USD LIBOR + 0.05%, 2.20%, 3/16/2021 (a)	13,100,000	13,106,288
Series GMTN, 3 Month USD LIBOR + 0.19%, 2.34%, 6/16/2021 (a)	7,800,000	7,839,312
Series GMTN, 3 Month USD LIBOR + 0.32%, 2.26%, 2/26/2020 (a)	5,480,000	5,509,866
CPPIB Capital, Inc. 3 Month USD LIBOR + 0.01%, 2.30%, 12/27/2019 (a) (b)	3,000,000	3,000,030
Dexia Credit Local SA:
3 Month USD LIBOR + 0.20%, 2.22%, 6/5/2018 (a) (b)	1,000,000	1,000,150
3 Month USD LIBOR + 0.50%, 2.34%, 2/15/2019 (a) (b)	3,000,000	3,008,640

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

European Bank for Reconstruction & Development:
Series GMTN, 2.27%, 3/23/2020 (a)	$2,700,000	$2,699,217
Series GMTN, 3 Month USD LIBOR + 0.01%, 1.89%, 11/19/2020 (a)	2,350,000	2,348,966
Series GMTN, 3 Month USD LIBOR + 0.11%, 1.82%, 1/10/2020 (a)	2,325,000	2,328,883
European Investment Bank:
1 Month USD LIBOR + 0.02%, 1.71%, 7/6/2018 (a) (b)	2,575,000	2,575,052
3 Month USD LIBOR + 0.07%, 1.77%, 10/9/2018 (a) (b)	4,625,000	4,626,619
3 month USD LIBOR + 0.10%, 1.86%, 1/27/2020 (a) (b)	15,200,000	15,222,192
3 Month USD LIBOR + 0.11%, 2.40%, 3/24/2021 (a) (b)	325,000	325,770
Export Development Canada:
3 Month USD LIBOR + 0.01%, 1.83%, 8/13/2019 (a) (b)	1,825,000	1,824,544
3 Month USD LIBOR + 0.13%, 2.05%, 11/23/2020 (a) (b)	2,075,000	2,079,980
3 Month USD LIBOR + 0.32%, 2.34%, 3/2/2020 (a) (b)	800,000	804,432
Export-Import Bank of Korea:
3 Month USD LIBOR + 0.46%, 2.20%, 10/21/2019 (a)	5,725,000	5,716,241
3 Month USD LIBOR + 0.70%, 2.64%, 5/26/2019 (a)	7,050,000	7,061,421
3 Month USD LIBOR + 0.93%, 2.70%, 11/1/2022 (a)	4,500,000	4,533,435
Series 5FRN, 3 Month USD LIBOR + 0.88%, 2.62%, 1/25/2022 (a)	3,575,000	3,591,802
Inter-American Development Bank:
3 Month USD LIBOR + 0.32%, 2.04%, 4/15/2020 (a)	4,275,000	4,301,505
Series GDIF, 1.72%, 1/15/2022 (a)	1,500,000	1,497,240
Series GDIF, 3 Month USD LIBOR + 0.04%, 1.76%, 1/15/2019 (a)	600,000	600,090
Series GDP, 1.72%, 10/15/2019 (a)	7,118,000	7,117,359

Security Description	Principal Amount	Value

Series GMTN, 1.72%, 10/9/2020 (a)	$5,000,000	$4,995,650
Series GMTN, 1 Month USD LIBOR + 0.04%, 1.91%, 11/26/2018 (a)	10,375,000	10,377,697
Series GMTN, 3 Month USD LIBOR - 0.01%, 2.19%, 6/20/2018 (a)	2,245,000	2,245,090
Series GMTN, 3 Month USD LIBOR + 0.01%, 1.73%, 7/15/2020 (a)	4,736,000	4,735,384
Series GMTN, 3 Month USD LIBOR + 0.03%, 2.10%, 9/12/2018 (a)	6,525,000	6,525,326
Series GMTN, 3 Month USD LIBOR + 0.07%, 1.79%, 7/15/2022 (a) (c)	9,475,000	9,480,590
Series GMTN, 3 Month USD LIBOR + 0.20%, 1.92%, 7/15/2021 (a)	11,125,000	11,189,747
Series GMTN, 3 Month USD LIBOR + 0.22%, 1.94%, 10/15/2020 (a)	5,825,000	5,853,659
International Bank for Reconstruction & Development:
Series GDIF, 2.18%, 12/17/2018 (a)	3,925,000	3,925,392
Series GDIF, 1 month USD LIBOR + 0.20%, 2.00%, 8/19/2019 (a)	2,750,000	2,757,123
Series GDIF, 3 month USD LIBOR - 0.120%, 1.62%, 7/19/2019 (a)	4,000,000	3,997,360
Series GDIF, 3 Month USD LIBOR + 0.10%, 1.82%, 10/13/2020 (a)	6,758,000	6,774,219
Series GDIF, 3 Month USD LIBOR + 0.28%, 2.09%, 2/11/2021 (a)	13,931,000	14,027,960
International Finance Corp.:
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.13%, 12/15/2020 (a)	9,525,000	9,521,476
Series GMTN, 3 Month USD LIBOR + 0.06%, 1.76%, 1/9/2019 (a)	6,507,000	6,509,928
Series GMTN, 3 month USD LIBOR + 0.07%, 2.19%, 12/15/2022 (a)	15,595,000	15,605,293
Series GMTN, 3 Month USD LIBOR + 0.18%, 2.30%, 12/15/2021 (a)	4,081,000	4,101,160
Japan Bank for International Cooperation:
3 Month USD LIBOR + 0.39%, 2.13%, 7/21/2020 (a)	2,000,000	2,006,260

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

3 Month USD LIBOR + 0.48%, 2.49%, 6/1/2020 (a)	$1,000,000	$1,004,420
3 Month USD LIBOR + 0.57%, 2.51%, 2/24/2020 (a)	1,700,000	1,712,206
Series DTC, 3 Month USD LIBOR + 0.36%, 2.18%, 11/13/2018 (a)	1,245,000	1,246,320
Kommunalbanken A/S:
3 Month USD LIBOR + 0.04%, 2.11%, 3/12/2021 (a) (b)	12,000,000	12,000,240
3 Month USD LIBOR + 0.07%, 2.25%, 3/17/2020 (a) (b)	7,890,000	7,896,785
3 Month USD LIBOR + 0.13%, 1.91%, 5/2/2019 (a) (b)	70,000	70,078
3 Month USD LIBOR + 0.13%, 2.18%, 9/8/2021 (a) (b)	3,870,000	3,877,469
3 Month USD LIBOR + 0.33%, 2.48%, 6/16/2020 (a) (b)	8,174,000	8,225,496
Kommuninvest I Sverige AB:
3 Month USD LIBOR + 0.03%, 2.01%, 5/28/2019 (a) (b)	1,000,000	1,000,030
3 Month USD LIBOR + 0.03%, 2.05%, 12/3/2018 (a) (b)	825,000	825,157
3 Month USD LIBOR + 0.14%, 2.02%, 8/17/2018 (a) (b)	1,375,000	1,375,619
Korea Development Bank:
3 Month USD LIBOR + 0.45%, 2.41%, 2/27/2020 (a)	1,800,000	1,796,220
3 Month USD LIBOR + 0.55%, 2.62%, 3/12/2021 (a)	3,000,000	2,998,140
3 Month USD LIBOR + 0.68%, 2.85%, 9/19/2020 (a)	5,450,000	5,461,935
3 Month USD LIBOR + 0.71%, 2.66%, 2/27/2022 (a)	2,550,000	2,546,634
3 Month USD LIBOR + 0.73%, 2.43%, 7/6/2022 (a)	1,700,000	1,698,538
Korea Expressway Corp. 3 Month USD LIBOR + 0.70%, 2.44%, 4/20/2020 (a) (b)	1,600,000	1,600,496
Korea National Oil Corp. 3 Month USD LIBOR + 0.60%, 2.89%, 3/27/2020 (a) (b)	1,500,000	1,498,545

Security Description	Principal Amount	Value

Landwirtschaftliche Rentenbank:
3 Month USD LIBOR + 0.25%, 2.27%, 6/3/2021 (a) (b)	$5,600,000	$5,639,144
3 Month USD LIBOR + 0.35%, 2.23%, 2/19/2021 (a) (b)	1,625,000	1,640,714
Municipality Finance PLC:
3 Month USD LIBOR + 0.05%, 1.93%, 2/17/2021 (a) (b)	3,000,000	2,999,820
3 Month USD LIBOR + 0.17%, 1.96%, 2/7/2020 (a) (b)	13,010,000	13,039,793
Nordic Investment Bank 3 Month USD LIBOR + 0.05%, 1.80%, 4/25/2018 (a)	2,225,000	2,224,956
Oesterreichische Kontrollbank AG 3 Month USD LIBOR + 0.16%, 1.95%, 11/4/2019 (a)	5,275,000	5,285,339
Province of Quebec Canada:
Series MTN, 3 Month USD LIBOR + 0.13%, 2.35%, 9/21/2020 (a)	12,000,000	12,021,600
Series MTN, 3 Month USD LIBOR + 0.23%, 2.25%, 9/4/2018 (a)	5,300,000	5,305,194
Series MTN, 3 Month USD LIBOR + 0.28%, 2.02%, 7/21/2019 (a)	3,935,000	3,945,939
Svensk Exportkredit AB:
Series GMTN, 3 Month USD LIBOR + 0.10%, 1.80%, 10/4/2018 (a)	5,575,000	5,577,453
Series GMTN, 3 Month USD LIBOR + 0.33%, 2.05%, 1/14/2019 (a)	5,400,000	5,413,230

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $367,442,012)		367,704,278

	Shares

SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (e) (f)	30,957,574	30,957,574

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	6,833,763	$6,833,763

TOTAL SHORT-TERM INVESTMENTS (Cost $37,791,337)		37,791,337

TOTAL INVESTMENTS — 100.6% (Cost $2,456,111,943)		2,458,493,310

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(15,237,659)

NET ASSETS — 100.0%		$2,443,255,651

(a)	Variable rate security - Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 19.3% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at March 31, 2018.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2018.
(g)	Investment of cash collateral for securities loaned.

FRN = Floating Rate Note

GMTN = Global Medium Term Note

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Corporate Bonds & Notes
Aerospace & Defense	$—	$3,152,979	$—	$3,152,979
Agriculture	—	13,115,450	—	13,115,450
Auto Manufacturers	—	160,183,734	—	160,183,734
Banks	—	1,230,939,801	—	1,230,939,801
Beverages	—	11,374,244	—	11,374,244
Biotechnology	—	11,322,661	—	11,322,661
Chemicals	—	3,790,231	—	3,790,231
Commercial Services	—	2,341,655	—	2,341,655
Construction Materials	—	8,101,510	—	8,101,510
Diversified Financial Services	—	48,576,262	—	48,576,262
Electric	—	34,323,702	—	34,323,702
Electronics	—	2,733,742	—	2,733,742
Food	—	29,049,567	—	29,049,567
Gas	—	4,598,333	—	4,598,333
Health Care Products	—	18,253,768	—	18,253,768
Health Care Services	—	4,256,715	—	4,256,715
Household Products	—	2,052,772	—	2,052,772
Household Products & Wares	—	8,561,403	—	8,561,403

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Insurance	$—	$52,109,008	$—	$52,109,008
Internet	—	6,038,184	—	6,038,184
IT Services	—	81,439,261	—	81,439,261
Machinery, Construction & Mining	—	13,788,664	—	13,788,664
Machinery-Diversified	—	12,112,189	—	12,112,189
Media	—	25,710,515	—	25,710,515
Mining	—	904,095	—	904,095
Miscellaneous Manufacturer	—	17,702,775	—	17,702,775
Oil & Gas	—	82,868,216	—	82,868,216
Pharmaceuticals	—	40,371,548	—	40,371,548
Pipelines	—	12,257,144	—	12,257,144
Retail	—	13,413,460	—	13,413,460
Semiconductors	—	21,013,918	—	21,013,918
Software	—	5,858,804	—	5,858,804
Telecommunications	—	63,918,962	—	63,918,962
Transportation	—	6,762,423	—	6,762,423
Foreign Government Obligations
Unknown I3	—	367,704,278	—	367,704,278
Short-Term Investments	37,791,337	—	—	37,791,337

TOTAL INVESTMENTS	$37,791,337	$2,420,701,973	$—	$2,458,493,310

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$317,988,613	$287,031,039	$—	$—	30,957,574	$30,957,574	$79,288	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,628,010	2,628,010	73,968,638	69,762,885	—	—	6,833,763	6,833,763	18,613	—

Total		$2,628,010	$391,957,251	$356,793,924	$—	$—		$37,791,337	$97,901	$—

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS ISSUER SCORED CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 95.8%
ADVERTISING — 0.9%
Interpublic Group of Cos., Inc.:
4.00%, 3/15/2022	$11,000	$11,161
4.20%, 4/15/2024	38,000	38,733
Omnicom Group, Inc.:
3.63%, 5/1/2022	38,000	38,314
6.25%, 7/15/2019	11,000	11,454
WPP Finance 2010:
3.63%, 9/7/2022 (a)	19,000	19,011
5.63%, 11/15/2043	38,000	42,235

		160,908

AEROSPACE & DEFENSE — 1.4%
Boeing Capital Corp. 2.90%, 8/15/2018	4,000	4,005
Boeing Co.:
2.80%, 3/1/2027	38,000	36,412
5.88%, 2/15/2040	4,000	5,128
General Dynamics Corp. 2.25%, 11/15/2022	22,000	21,183
Harris Corp.:
2.00%, 4/27/2018	22,000	21,995
5.05%, 4/27/2045	38,000	42,117
L3 Technologies, Inc.:
3.85%, 12/15/2026	19,000	18,770
4.75%, 7/15/2020	5,000	5,163
5.20%, 10/15/2019	38,000	39,230
Lockheed Martin Corp. 4.07%, 12/15/2042	8,000	7,914
Raytheon Co.:
3.13%, 10/15/2020	11,000	11,060
4.88%, 10/15/2040	4,000	4,609
United Technologies Corp.:
3.10%, 6/1/2022	4,000	3,967
4.15%, 5/15/2045	8,000	7,739
4.50%, 4/15/2020	11,000	11,366
5.70%, 4/15/2040	8,000	9,454
6.13%, 7/15/2038	5,000	6,161

		256,273

AGRICULTURE — 1.2%
Altria Group, Inc.:
2.63%, 1/14/2020	19,000	18,887
4.00%, 1/31/2024	8,000	8,177
4.50%, 5/2/2043	5,000	5,069
5.38%, 1/31/2044	16,000	18,426
9.25%, 8/6/2019	5,000	5,414
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (a)	38,000	35,026
4.02%, 4/16/2043	19,000	18,681
Bunge, Ltd. Finance Corp. 3.75%, 9/25/2027	22,000	21,261
Philip Morris International, Inc.:
2.90%, 11/15/2021	38,000	37,631
3.88%, 8/21/2042	3,000	2,831

Security Description	Principal Amount	Value

Reynolds American, Inc.:
2.30%, 6/12/2018	$19,000	$18,990
5.85%, 8/15/2045	19,000	22,247
6.88%, 5/1/2020	19,000	20,395

		233,035

AIRLINES — 0.6%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	11,864	12,310
American Airlines 2015-1 Class A Pass Through Trust 3.38%, 11/1/2028	14,937	14,525
Delta Air Lines 2007-1 Pass Through Trust, Class A Series 071A, 6.82%, 2/10/2024	33,574	37,220
Southwest Airlines Co. 2.75%, 11/6/2019	38,000	37,940
United Airlines 2014-1 Pass Through Trust, Class A Series A, 4.00%, 10/11/2027	9,463	9,531
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	9,430	9,356

		120,882

APPAREL — 0.2%
NIKE, Inc.:
2.25%, 5/1/2023	16,000	15,467
3.63%, 5/1/2043	24,000	22,860
VF Corp. 6.45%, 11/1/2037	5,000	6,397

		44,724

AUTO MANUFACTURERS — 0.7%
American Honda Finance Corp. Series MTN, 2.25%, 8/15/2019	76,000	75,555
Daimler Finance North America LLC 8.50%, 1/18/2031	21,000	30,712
General Motors Co. 4.88%, 10/2/2023	13,000	13,587
General Motors Financial Co., Inc.:
3.70%, 11/24/2020	11,000	11,082
4.00%, 1/15/2025	10,000	9,883

		140,819

AUTO PARTS & EQUIPMENT — 0.8%
Aptiv PLC 4.25%, 1/15/2026	38,000	38,798
BorgWarner, Inc.:
4.38%, 3/15/2045	19,000	18,831
4.63%, 9/15/2020	19,000	19,663
Lear Corp. 5.38%, 3/15/2024	38,000	39,920

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS ISSUER SCORED CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Magna International, Inc. 4.15%, 10/1/2025	$38,000	$39,144

		156,356

BANKS — 9.0%
Australia & New Zealand Banking Group, Ltd.:
Series MTN, 2.25%, 11/9/2020	50,000	49,010
Series MTN, 2.63%, 11/9/2022	50,000	48,530
Bank of America Corp.:
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (b) (c)	32,000	31,372
Series MTN, 4.00%, 4/1/2024	11,000	11,237
Series MTN, 5.00%, 1/21/2044	16,000	17,996
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	11,000	10,991
Series MTN, 2.30%, 9/11/2019	19,000	18,866
Series MTN, 2.60%, 8/17/2020	38,000	37,713
Bank of Nova Scotia:
2.80%, 7/21/2021	38,000	37,744
Series BKNT, 1.95%, 1/15/2019	38,000	37,794
Barclays PLC 3.65%, 3/16/2025	8,000	7,718
BB&T Corp. Series MTN, 2.75%, 4/1/2022	38,000	37,230
BNP Paribas SA Series BKNT, 5.00%, 1/15/2021	11,000	11,569
Branch Banking & Trust Co. Series BKNT, 1.45%, 5/10/2019	19,000	18,727
Capital One Financial Corp. 4.75%, 7/15/2021	3,000	3,130
Citigroup, Inc. 4.50%, 1/14/2022	19,000	19,739
Citizens Bank NA/Providence RI 2.25%, 3/2/2020	76,000	74,785
Commonwealth Bank of Australia Series GMTN, 2.30%, 3/12/2020	57,000	56,215
Credit Suisse AG Series MTN, 4.38%, 8/5/2020	3,000	3,084
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	38,000	40,163
Discover Bank Series BKNT, 4.25%, 3/13/2026 (a)	19,000	19,079
Goldman Sachs Group, Inc.:
2.90%, 7/19/2018	11,000	11,016
3.63%, 1/22/2023	3,000	3,011
5.25%, 7/27/2021	8,000	8,485
HSBC Holdings PLC:
3.90%, 5/25/2026	50,000	49,865
4.00%, 3/30/2022	11,000	11,265
HSBC USA, Inc. 2.35%, 3/5/2020	50,000	49,337
Huntington National Bank 2.88%, 8/20/2020	38,000	37,777
ING Groep NV 3.95%, 3/29/2027 (a)	63,000	62,555

Security Description	Principal Amount	Value

Intesa Sanpaolo SpA 5.25%, 1/12/2024	$72,000	$76,057
JPMorgan Chase & Co.:
3.20%, 1/25/2023	3,000	2,973
4.25%, 10/15/2020	30,000	30,845
4.50%, 1/24/2022	19,000	19,767
KeyBank NA Series BKNT, 1.60%, 8/22/2019	50,000	49,189
Lloyds Bank PLC 6.38%, 1/21/2021	22,000	23,846
Lloyds Banking Group PLC 3.10%, 7/6/2021	76,000	75,558
Manufacturers & Traders Trust Co.:
Series BKNT, 2.25%, 7/25/2019	50,000	49,645
Series BKNT, 2.63%, 1/25/2021	30,000	29,568
Mitsubishi UFJ Financial Group, Inc. 2.95%, 3/1/2021	22,000	21,861
Morgan Stanley:
6.38%, 7/24/2042	8,000	10,372
Series GMTN, 2.38%, 7/23/2019	38,000	37,734
Series MTN, 6.25%, 8/9/2026	8,000	9,312
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	11,000	11,008
National Australia Bank, Ltd. 1.38%, 7/12/2019	38,000	37,350
Regions Financial Corp. 2.75%, 8/14/2022	50,000	48,517
Royal Bank of Canada Series GMTN, 2.20%, 7/27/2018	11,000	10,989
Royal Bank of Scotland Group PLC 3.88%, 9/12/2023	76,000	75,052
Santander Holdings USA, Inc. 3.70%, 3/28/2022	38,000	38,068
Santander UK Group Holdings PLC 3 Month USD LIBOR + 1.08% 3.37%, 1/5/2024 (c)	25,000	24,447
Santander UK PLC:
2.38%, 3/16/2020	50,000	49,322
3.05%, 8/23/2018	19,000	19,041
Sumitomo Mitsui Financial Group, Inc. 2.63%, 7/14/2026	38,000	34,759
Toronto-Dominion Bank Series MTN, 2.25%, 11/5/2019	38,000	37,683
UBS AG Series GMTN, 2.38%, 8/14/2019	19,000	18,865
US Bancorp:
Series MTN, 2.20%, 4/25/2019	19,000	18,910
Series MTN, 3.70%, 1/30/2024	19,000	19,393

		1,706,134

BEVERAGES — 1.1%
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	8,000	7,357
4.00%, 4/13/2028 (d)	25,000	25,365
4.60%, 4/15/2048 (d)	25,000	25,916
8.00%, 11/15/2039	3,000	4,408

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS ISSUER SCORED CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Coca-Cola Co. 2.88%, 10/27/2025	$30,000	$29,158
Coca-Cola European Partners US LLC 3.50%, 9/15/2020	19,000	19,204
Diageo Capital PLC:
1.13%, 4/29/2018	19,000	18,981
2.63%, 4/29/2023	11,000	10,664
Diageo Investment Corp. 2.88%, 5/11/2022	38,000	37,583
Dr Pepper Snapple Group, Inc. 7.45%, 5/1/2038	6,000	8,077
PepsiCo, Inc.:
3.13%, 11/1/2020	11,000	11,099
3.60%, 3/1/2024	8,000	8,169
4.60%, 7/17/2045	8,000	8,757

		214,738

BIOTECHNOLOGY — 0.7%
Biogen, Inc.:
3.63%, 9/15/2022	19,000	19,195
5.20%, 9/15/2045	3,000	3,274
Celgene Corp.:
2.25%, 5/15/2019	38,000	37,723
2.88%, 8/15/2020	8,000	7,963
4.63%, 5/15/2044	38,000	37,763
Gilead Sciences, Inc. 4.50%, 2/1/2045	16,000	16,581

		122,499

CHEMICALS — 1.9%
Agrium, Inc.:
3.15%, 10/1/2022	11,000	10,939
4.90%, 6/1/2043	8,000	8,292
6.13%, 1/15/2041	5,000	5,967
Air Products & Chemicals, Inc. 4.38%, 8/21/2019	11,000	11,255
Dow Chemical Co. 8.55%, 5/15/2019	38,000	40,326
Eastman Chemical Co. 2.70%, 1/15/2020	41,000	40,750
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	25,000	24,657
4.15%, 2/15/2043	8,000	7,714
4.63%, 1/15/2020	3,000	3,091
5.75%, 3/15/2019	8,000	8,223
LYB International Finance B.V.:
4.00%, 7/15/2023	22,000	22,329
5.25%, 7/15/2043	5,000	5,462
Methanex Corp. 4.25%, 12/1/2024	19,000	18,809
Monsanto Co.:
3.38%, 7/15/2024	8,000	7,892
3.60%, 7/15/2042	7,000	6,047
3.95%, 4/15/2045	38,000	34,514
Mosaic Co. 4.88%, 11/15/2041	5,000	4,818

Security Description	Principal Amount	Value

Potash Corp. of Saskatchewan, Inc. 4.88%, 3/30/2020	$11,000	$11,346
PPG Industries, Inc. 3.60%, 11/15/2020	19,000	19,318
Praxair, Inc. 2.65%, 2/5/2025	19,000	18,312
RPM International, Inc.:
3.45%, 11/15/2022	11,000	11,004
6.13%, 10/15/2019	5,000	5,232
Sherwin-Williams Co. 4.55%, 8/1/2045	33,000	33,230

		359,527

COMMERCIAL SERVICES — 0.8%
Block Financial LLC 4.13%, 10/1/2020	38,000	38,578
Ecolab, Inc.:
3.25%, 12/1/2027 (b)	35,000	33,803
4.35%, 12/8/2021	9,000	9,405
5.50%, 12/8/2041	3,000	3,576
Equifax, Inc. 3.30%, 12/15/2022	22,000	21,794
Moody’s Corp. 5.50%, 9/1/2020	11,000	11,600
S&P Global, Inc. 4.40%, 2/15/2026	11,000	11,547
Verisk Analytics, Inc. 4.00%, 6/15/2025	16,000	16,088

		146,391

CONSTRUCTION MATERIALS — 0.7%
Johnson Controls International PLC:
4.63%, 7/2/2044 (e)	11,000	11,391
3.63%, 7/2/2024 (e)	8,000	8,020
Masco Corp. 4.38%, 4/1/2026	76,000	77,425
Vulcan Materials Co. 4.50%, 4/1/2025	40,000	41,241

		138,077

DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 4.60%, 6/15/2045	19,000	20,145

DIVERSIFIED FINANCIAL SERVICES — 5.8%
Air Lease Corp.:
3.00%, 9/15/2023	43,000	41,191
3.38%, 1/15/2019	11,000	11,041
3.88%, 4/1/2021	5,000	5,078
American Express Co. 3.40%, 2/27/2023	25,000	24,919
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	13,000	12,843
Series MTN, 2.20%, 3/3/2020	25,000	24,623
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	50,000	47,180

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS ISSUER SCORED CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

4.00%, 10/15/2023	$27,000	$27,925
5.30%, 3/15/2020	36,000	37,503
7.30%, 6/28/2019	5,000	5,269
BlackRock, Inc.:
3.20%, 3/15/2027	38,000	36,977
3.50%, 3/18/2024	19,000	19,160
Series 2, 5.00%, 12/10/2019	38,000	39,455
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	22,000	21,916
Brookfield Finance LLC 4.00%, 4/1/2024	38,000	38,090
Charles Schwab Corp.:
3.23%, 9/1/2022	11,000	10,985
4.45%, 7/22/2020	27,000	27,964
CME Group, Inc.:
3.00%, 3/15/2025	30,000	29,199
5.30%, 9/15/2043	11,000	13,432
GE Capital International Funding Co. 3.37%, 11/15/2025 (a)	38,000	36,713
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	19,000	19,629
Invesco Finance PLC:
4.00%, 1/30/2024	16,000	16,544
5.38%, 11/30/2043	8,000	9,349
Jefferies Group LLC:
5.13%, 1/20/2023	8,000	8,459
6.50%, 1/20/2043	3,000	3,347
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	50,000	46,561
4.85%, 1/15/2027	25,000	25,540
Lazard Group LLC 4.25%, 11/14/2020 (a)	75,000	77,076
Legg Mason, Inc. 5.63%, 1/15/2044	8,000	8,689
Mastercard, Inc. 2.00%, 4/1/2019	19,000	18,916
Nasdaq, Inc.:
3.85%, 6/30/2026	3,000	2,966
4.25%, 6/1/2024	44,000	44,891
Nomura Holdings, Inc. 6.70%, 3/4/2020	30,000	31,969
ORIX Corp.:
2.90%, 7/18/2022	30,000	29,316
3.25%, 12/4/2024	50,000	48,459
3.70%, 7/18/2027	25,000	24,468
Raymond James Financial, Inc.:
3.63%, 9/15/2026	38,000	37,099
4.95%, 7/15/2046	75,000	81,181
Synchrony Financial 4.25%, 8/15/2024	19,000	18,808
Visa, Inc. 2.80%, 12/14/2022	38,000	37,515

		1,102,245

Security Description	Principal Amount	Value

ELECTRIC — 7.1%
Alabama Power Co. 4.15%, 8/15/2044	$3,000	$3,115
Ameren Illinois Co.:
3.25%, 3/1/2025	19,000	18,759
4.30%, 7/1/2044	16,000	16,754
Appalachian Power Co.:
4.40%, 5/15/2044	19,000	19,874
Series L, 5.80%, 10/1/2035	5,000	5,974
Arizona Public Service Co. 2.55%, 9/15/2026	38,000	35,059
Berkshire Hathaway Energy Co.:
3.50%, 2/1/2025	19,000	19,023
5.95%, 5/15/2037	22,000	27,384
6.13%, 4/1/2036	8,000	10,221
Black Hills Corp. 3.15%, 1/15/2027 (a)	38,000	35,780
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	3,000	2,899
4.50%, 4/1/2044	41,000	45,100
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	11,000	13,393
CMS Energy Corp. 3.88%, 3/1/2024	15,000	15,197
Consolidated Edison Co. of New York, Inc.:
3.30%, 12/1/2024	19,000	18,970
Series B, 2.90%, 12/1/2026	38,000	36,297
Consumers Energy Co. 6.13%, 3/15/2019	19,000	19,610
Dominion Energy, Inc.:
3.63%, 12/1/2024	8,000	7,974
Series C, 4.90%, 8/1/2041	16,000	17,240
DTE Electric Co.:
3.70%, 3/15/2045	11,000	10,658
Series A, 6.63%, 6/1/2036	19,000	25,087
Duke Energy Carolinas LLC 6.10%, 6/1/2037	5,000	6,384
Duke Energy Corp. 3.75%, 4/15/2024	8,000	8,013
Duke Energy Progress LLC 3.70%, 10/15/2046	13,000	12,445
Edison International 4.13%, 3/15/2028 (a)	50,000	50,452
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	43,000	48,492
Eversource Energy 4.50%, 11/15/2019	13,000	13,313
Exelon Corp. 5.15%, 12/1/2020	11,000	11,496
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	50,000	49,044
Series C, 4.85%, 7/15/2047	25,000	26,206
Florida Power & Light Co. 4.13%, 2/1/2042	5,000	5,198
Fortis, Inc. 3.06%, 10/4/2026	100,000	92,635

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS ISSUER SCORED CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Georgia Power Co. Series 07-A, 5.65%, 3/1/2037	$5,000	$5,859
Great Plains Energy, Inc. 4.85%, 6/1/2021	16,000	16,553
ITC Holdings Corp.:
3.25%, 6/30/2026	38,000	36,416
3.35%, 11/15/2027 (b)	50,000	47,749
Kansas City Power & Light Co. 3.15%, 3/15/2023	11,000	10,834
Kentucky Utilities Co. 5.13%, 11/1/2040	5,000	5,886
NextEra Energy Capital Holdings, Inc. 2.40%, 9/15/2019	38,000	37,709
Northern States Power Co. 4.85%, 8/15/2040	8,000	9,097
NSTAR Electric Co. 4.40%, 3/1/2044	8,000	8,534
Oglethorpe Power Corp. 4.25%, 4/1/2046	38,000	36,571
Oklahoma Gas & Electric Co.:
4.55%, 3/15/2044	11,000	11,909
5.25%, 5/15/2041	5,000	5,840
Pacific Gas & Electric Co.:
3.75%, 2/15/2024	3,000	3,006
4.75%, 2/15/2044 (a)	13,000	13,469
PECO Energy Co. 4.15%, 10/1/2044	11,000	11,521
PG&E Corp. 2.40%, 3/1/2019	3,000	2,979
Pinnacle West Capital Corp. 2.25%, 11/30/2020	10,000	9,768
PPL Capital Funding, Inc. 3.95%, 3/15/2024	19,000	19,353
PPL Electric Utilities Corp. 4.13%, 6/15/2044	8,000	8,241
Progress Energy, Inc. 4.40%, 1/15/2021	11,000	11,314
Public Service Co. of Colorado 4.30%, 3/15/2044	16,000	16,919
Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	8,000	7,900
Series MTN, 5.50%, 3/1/2040	10,000	12,186
South Carolina Electric & Gas Co.:
4.60%, 6/15/2043	19,000	19,527
6.05%, 1/15/2038	11,000	13,213
Southern California Edison Co.:
1.85%, 2/1/2022	3,429	3,293
4.00%, 4/1/2047	38,000	37,927
4.65%, 10/1/2043	3,000	3,284
Southern Co. 2.15%, 9/1/2019	8,000	7,903
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	38,000	35,244
Tampa Electric Co. 2.60%, 9/15/2022	16,000	15,559
TECO Finance, Inc. 5.15%, 3/15/2020	11,000	11,392

Security Description	Principal Amount	Value

TransAlta Corp. 6.50%, 3/15/2040	$19,000	$18,729
Virginia Electric & Power Co. Series A, 3.10%, 5/15/2025	19,000	18,450
Westar Energy, Inc.:
4.13%, 3/1/2042	11,000	11,338
4.63%, 9/1/2043	22,000	24,411
Wisconsin Electric Power Co.:
3.10%, 6/1/2025	19,000	18,600
5.70%, 12/1/2036	5,000	6,101
Wisconsin Power & Light Co. 5.00%, 7/15/2019	11,000	11,319
Xcel Energy, Inc. 4.70%, 5/15/2020	11,000	11,305

		1,345,254

ELECTRICAL COMPONENTS &EQUIPMENT — 0.5%
Emerson Electric Co.:
2.63%, 2/15/2023	27,000	26,202
4.25%, 11/15/2020	11,000	11,367
5.25%, 11/15/2039	11,000	12,882
Hubbell, Inc. 3.35%, 3/1/2026	38,000	37,349

		87,800

ELECTRONICS — 1.8%
Agilent Technologies, Inc. 3.05%, 9/22/2026	11,000	10,328
Amphenol Corp.:
2.20%, 4/1/2020	19,000	18,732
2.55%, 1/30/2019	11,000	10,973
4.00%, 2/1/2022	8,000	8,210
Avnet, Inc. 4.63%, 4/15/2026	38,000	37,925
Corning, Inc. 4.38%, 11/15/2057	50,000	46,476
Flex, Ltd. 4.75%, 6/15/2025	16,000	16,700
Honeywell International, Inc.:
3.81%, 11/21/2047	25,000	24,671
4.25%, 3/1/2021 (a)	11,000	11,511
Jabil, Inc. 3.95%, 1/12/2028	50,000	48,434
Koninklijke Philips NV:
3.75%, 3/15/2022	79,000	81,669
5.00%, 3/15/2042	3,000	3,328
6.88%, 3/11/2038	5,000	6,731
Tyco Electronics Group SA:
3.45%, 8/1/2024	11,000	11,046
4.88%, 1/15/2021	11,000	11,523

		348,257

ENGINEERING & CONSTRUCTION — 0.1%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	8,000	7,910

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS ISSUER SCORED CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

4.38%, 5/8/2042	$3,000	$3,140

		11,050

ENVIRONMENTAL CONTROL — 0.7%
Republic Services, Inc.:
2.90%, 7/1/2026	22,000	20,647
3.38%, 11/15/2027	30,000	28,911
5.25%, 11/15/2021	4,000	4,278
Waste Management, Inc. 2.90%, 9/15/2022	76,000	75,117

		128,953

FOOD — 2.4%
Campbell Soup Co.:
3.30%, 3/19/2025	19,000	18,373
3.80%, 8/2/2042	38,000	33,204
4.25%, 4/15/2021	5,000	5,138
Conagra Brands, Inc. 3.20%, 1/25/2023	38,000	37,632
Delhaize America LLC 9.00%, 4/15/2031	12,000	16,708
General Mills, Inc.:
2.20%, 10/21/2019	38,000	37,561
3.65%, 2/15/2024	10,000	10,101
Hershey Co.:
2.30%, 8/15/2026	38,000	34,683
4.13%, 12/1/2020	11,000	11,403
Ingredion, Inc. 3.20%, 10/1/2026	19,000	18,029
JM Smucker Co. 2.50%, 3/15/2020	38,000	37,591
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	5,000	5,676
Kraft Heinz Foods Co.:
3.00%, 6/1/2026 (a)	19,000	17,552
5.00%, 6/4/2042	3,000	2,989
Kroger Co.:
3.85%, 8/1/2023	11,000	11,193
6.15%, 1/15/2020	11,000	11,609
6.90%, 4/15/2038	11,000	13,742
McCormick & Co., Inc. 3.25%, 11/15/2025	19,000	18,444
Mondelez International, Inc. 4.00%, 2/1/2024	50,000	51,476
Sysco Corp.:
4.85%, 10/1/2045	11,000	11,640
5.38%, 9/21/2035	22,000	25,300
Tyson Foods, Inc. 2.65%, 8/15/2019	19,000	18,905

		448,949

FOREST PRODUCTS & PAPER — 0.6%
Domtar Corp. 4.40%, 4/1/2022	27,000	27,845
International Paper Co.:
3.00%, 2/15/2027	25,000	23,120
4.75%, 2/15/2022	3,000	3,146

Security Description	Principal Amount	Value

5.15%, 5/15/2046	$50,000	$52,963

		107,074

GAS — 1.5%
Atmos Energy Corp.:
3.00%, 6/15/2027	22,000	21,170
4.13%, 10/15/2044	50,000	51,500
4.15%, 1/15/2043	16,000	16,470
Dominion Energy Gas Holdings LLC 4.80%, 11/1/2043	3,000	3,226
National Fuel Gas Co.:
3.75%, 3/1/2023	19,000	18,957
4.90%, 12/1/2021	41,000	42,475
NiSource, Inc.:
3.95%, 3/30/2048 (a)	38,000	35,889
5.65%, 2/1/2045	5,000	5,896
5.95%, 6/15/2041	5,000	6,135
ONE Gas, Inc.:
2.07%, 2/1/2019	8,000	7,939
3.61%, 2/1/2024	11,000	11,143
4.66%, 2/1/2044	19,000	21,089
Sempra Energy:
2.40%, 3/15/2020	16,000	15,803
6.00%, 10/15/2039	5,000	6,143
Southern California Gas Co.:
4.45%, 3/15/2044	3,000	3,290
Series HH, 5.45%, 4/15/2018	8,000	8,008
Southern Co. Gas Capital Corp.:
3.50%, 9/15/2021	3,000	3,015
5.25%, 8/15/2019	11,000	11,310

		289,458

HAND & MACHINE TOOLS — 0.2%
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	19,000	18,760
5.20%, 9/1/2040	11,000	12,476

		31,236

HEALTH CARE PRODUCTS — 1.6%
Abbott Laboratories 6.15%, 11/30/2037	5,000	6,118
Baxter International, Inc. 3.50%, 8/15/2046	38,000	33,062
Becton Dickinson and Co. 3.73%, 12/15/2024	8,000	7,862
Boston Scientific Corp.:
3.38%, 5/15/2022	19,000	18,929
6.00%, 1/15/2020	38,000	39,928
7.38%, 1/15/2040	3,000	4,062
Danaher Corp. 3.35%, 9/15/2025	38,000	38,290
Medtronic, Inc.:
3.50%, 3/15/2025	23,000	23,018
4.50%, 3/15/2042	11,000	11,661
Stryker Corp.:
3.38%, 5/15/2024	19,000	18,954

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS ISSUER SCORED CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

4.10%, 4/1/2043	$8,000	$7,869
Thermo Fisher Scientific, Inc. 3.30%, 2/15/2022	38,000	37,918
Zimmer Biomet Holdings, Inc.:
3.38%, 11/30/2021	19,000	18,920
3.55%, 4/1/2025	38,000	36,892

		303,483

HEALTH CARE SERVICES — 2.4%
Aetna, Inc.:
1.70%, 6/7/2018	19,000	18,979
2.80%, 6/15/2023	38,000	36,492
6.63%, 6/15/2036	5,000	6,323
Anthem, Inc.:
3.13%, 5/15/2022	11,000	10,864
4.63%, 5/15/2042	32,000	32,421
Cigna Corp.:
3.05%, 10/15/2027	50,000	45,891
3.88%, 10/15/2047	25,000	22,330
5.38%, 2/15/2042	25,000	27,741
Humana, Inc.:
2.63%, 10/1/2019	38,000	37,821
4.80%, 3/15/2047	38,000	39,423
4.95%, 10/1/2044	11,000	11,629
8.15%, 6/15/2038	5,000	7,089
Laboratory Corp. of America Holdings:
3.20%, 2/1/2022	38,000	37,798
4.63%, 11/15/2020	8,000	8,288
Quest Diagnostics, Inc.:
3.45%, 6/1/2026	22,000	21,327
4.25%, 4/1/2024	11,000	11,416
4.70%, 4/1/2021	19,000	19,829
UnitedHealth Group, Inc.:
3.75%, 7/15/2025	4,000	4,061
3.88%, 10/15/2020	11,000	11,223
4.25%, 3/15/2043	19,000	19,574
4.63%, 7/15/2035	16,000	17,524

		448,043

HOUSEHOLD PRODUCTS — 0.9%
Colgate-Palmolive Co. Series GMTN, 2.25%, 11/15/2022	22,000	21,385
Estee Lauder Cos. Inc 3.70%, 8/15/2042	19,000	18,392
Estee Lauder Cos., Inc. 6.00%, 5/15/2037	11,000	14,056
Procter & Gamble Co.:
2.30%, 2/6/2022	38,000	37,252
2.70%, 2/2/2026	38,000	36,335
Unilever Capital Corp. 5.90%, 11/15/2032	38,000	47,779

		175,199

Security Description	Principal Amount	Value

HOUSEHOLD PRODUCTS & WARES — 0.5%
Clorox Co.:
3.10%, 10/1/2027	$19,000	$18,390
3.50%, 12/15/2024	8,000	8,024
3.80%, 11/15/2021	11,000	11,283
Kimberly-Clark Corp.:
2.40%, 6/1/2023	57,000	55,184
3.70%, 6/1/2043	3,000	2,824

		95,705

INSURANCE — 6.4%
Aflac, Inc.:
2.88%, 10/15/2026	38,000	36,021
6.45%, 8/15/2040	4,000	5,104
Allstate Corp.:
3.15%, 6/15/2023	8,000	7,974
3.28%, 12/15/2026	38,000	37,268
4.20%, 12/15/2046	38,000	38,465
4.50%, 6/15/2043	11,000	11,712
Alterra Finance LLC 6.25%, 9/30/2020	11,000	11,730
American International Group, Inc.:
4.80%, 7/10/2045 (a)	38,000	39,170
6.40%, 12/15/2020	4,000	4,315
Aon PLC:
3.50%, 6/14/2024	19,000	18,894
3.88%, 12/15/2025	38,000	38,303
Arch Capital Finance LLC 4.01%, 12/15/2026	38,000	38,220
Berkshire Hathaway Finance Corp. 1.30%, 8/15/2019	27,000	26,559
Berkshire Hathaway, Inc. 2.10%, 8/14/2019	19,000	18,909
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	5,000	4,882
3.35%, 5/15/2024	3,000	2,997
3.35%, 5/3/2026	38,000	37,421
CNA Financial Corp.:
4.50%, 3/1/2026	76,000	78,743
5.75%, 8/15/2021	5,000	5,379
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	15,000	15,023
5.13%, 4/15/2022	16,000	17,063
6.10%, 10/1/2041	38,000	47,687
Lincoln National Corp.:
3.80%, 3/1/2028	50,000	49,566
4.00%, 9/1/2023	3,000	3,073
6.25%, 2/15/2020	2,000	2,115
Loews Corp.:
3.75%, 4/1/2026	87,000	87,787
6.00%, 2/1/2035	5,000	6,053
Manulife Financial Corp.:
4.15%, 3/4/2026	98,000	99,917
4.90%, 9/17/2020	11,000	11,462
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	8,000	7,953

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS ISSUER SCORED CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

2.75%, 1/30/2022	$22,000	$21,652
3.50%, 3/10/2025	19,000	18,852
4.05%, 10/15/2023	5,000	5,128
4.80%, 7/15/2021	8,000	8,386
MetLife, Inc.:
3.60%, 4/10/2024	4,000	4,007
5.70%, 6/15/2035	3,000	3,597
Series A, 6.82%, 8/15/2018	5,000	5,075
Principal Financial Group, Inc.:
3.13%, 5/15/2023	27,000	26,535
4.35%, 5/15/2043	22,000	22,253
Progressive Corp.:
2.45%, 1/15/2027	38,000	34,906
3.75%, 8/23/2021	11,000	11,256
4.35%, 4/25/2044	19,000	19,661
Prudential Financial, Inc.:
3.94%, 12/7/2049 (b)	25,000	23,442
Series MTN, 4.60%, 5/15/2044 (a)	16,000	16,865
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	3,000	3,160
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	24,000	32,964
Travelers Cos., Inc.:
3.90%, 11/1/2020	11,000	11,254
4.60%, 8/1/2043	11,000	11,987
Travelers Property Casualty Corp. 6.38%, 3/15/2033	11,000	13,973
Trinity Acquisition PLC 6.13%, 8/15/2043	19,000	22,498
Unum Group 4.00%, 3/15/2024	3,000	3,039
Willis Towers Watson PLC 5.75%, 3/15/2021	38,000	40,472
WR Berkley Corp.:
4.75%, 8/1/2044	27,000	27,899
6.25%, 2/15/2037	11,000	13,160

		1,211,786

INTERNET — 1.3%
Alibaba Group Holding, Ltd. 4.50%, 11/28/2034	19,000	19,707
Alphabet, Inc.:
3.38%, 2/25/2024	38,000	38,622
3.63%, 5/19/2021	11,000	11,342
Amazon.com, Inc. 2.50%, 11/29/2022	19,000	18,569
Baidu, Inc.:
2.88%, 7/6/2022	25,000	24,265
4.13%, 6/30/2025	25,000	25,130
Booking Holdings, Inc. 3.55%, 3/15/2028	38,000	36,773
eBay, Inc.:
2.60%, 7/15/2022	4,000	3,871
4.00%, 7/15/2042	19,000	16,956
Expedia Group, Inc.:
5.95%, 8/15/2020	8,000	8,458

Security Description	Principal Amount	Value

3.80%, 2/15/2028	$38,000	$35,314

		239,007

INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp. 3.63%, 1/19/2022	26,000	25,644

IRON/STEEL — 0.6%
Nucor Corp.:
5.20%, 8/1/2043	76,000	87,599
6.40%, 12/1/2037	5,000	6,529
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	11,000	12,971
Vale Overseas, Ltd. 6.88%, 11/10/2039 (a)	5,000	5,918

		113,017

IT SERVICES — 0.5%
HP, Inc. 3.75%, 12/1/2020	3,000	3,043
International Business Machines Corp. 6.22%, 8/1/2027	11,000	13,344
Seagate HDD Cayman:
3.75%, 11/15/2018	38,000	38,224
4.75%, 1/1/2025 (a)	38,000	37,020

		91,631

LEISURE TIME — 0.3%
Royal Caribbean Cruises, Ltd. 3.70%, 3/15/2028	50,000	47,932

LODGING — 0.2%
Marriott International, Inc.:
3.38%, 10/15/2020	16,000	16,126
3.75%, 3/15/2025	3,000	2,997
6.75%, 5/15/2018	2,000	2,010
Wyndham Worldwide Corp. 4.25%, 3/1/2022	22,000	21,956

		43,089

MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar, Inc.:
3.40%, 5/15/2024	38,000	38,103
3.90%, 5/27/2021	11,000	11,302

		49,405

MACHINERY-DIVERSIFIED — 1.0%
CNH Industrial Capital LLC 4.38%, 4/5/2022	25,000	25,437
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 .	25,000	24,220
Cummins, Inc.:
3.65%, 10/1/2023	13,000	13,389
7.13%, 3/1/2028	5,000	6,284
Deere & Co. 5.38%, 10/16/2029	5,000	5,861
John Deere Capital Corp.:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS ISSUER SCORED CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

2.25%, 4/17/2019	$11,000	$10,960
Series MTN, 2.65%, 6/24/2024	22,000	21,137
Rockwell Automation, Inc.:
2.05%, 3/1/2020	8,000	7,888
2.88%, 3/1/2025	16,000	15,430
Roper Technologies, Inc.:
2.05%, 10/1/2018	19,000	18,955
6.25%, 9/1/2019	11,000	11,516
Xylem, Inc. 4.88%, 10/1/2021	27,000	28,569

		189,646

MEDIA — 2.9%
21st Century Fox America, Inc.:
4.75%, 9/15/2044	19,000	20,507
6.20%, 12/15/2034	11,000	13,623
CBS Corp.:
2.90%, 1/15/2027	13,000	11,792
3.50%, 1/15/2025	38,000	36,866
7.88%, 7/30/2030	5,000	6,461
Charter Communications Operating LLC/Charter Communications Operating Capital 5.38%, 5/1/2047	38,000	37,007
Comcast Corp. 4.65%, 7/15/2042	11,000	11,523
Discovery Communications LLC:
4.88%, 4/1/2043	11,000	10,534
4.90%, 3/11/2026 (a)	13,000	13,483
5.63%, 8/15/2019	5,000	5,173
Grupo Televisa SAB:
5.00%, 5/13/2045	19,000	17,701
8.50%, 3/11/2032	3,000	3,872
Historic TW, Inc. 6.63%, 5/15/2029	76,000	91,553
NBCUniversal Media LLC:
4.45%, 1/15/2043	16,000	16,164
5.15%, 4/30/2020	13,000	13,566
RELX Capital, Inc.:
3.50%, 3/16/2023	30,000	30,075
8.63%, 1/15/2019	38,000	39,679
Thomson Reuters Corp. 5.85%, 4/15/2040	38,000	44,278
Time Warner Cable LLC:
4.50%, 9/15/2042	8,000	7,014
6.55%, 5/1/2037	11,000	12,346
Time Warner, Inc.:
3.55%, 6/1/2024	3,000	2,957
4.70%, 1/15/2021	3,000	3,118
Viacom, Inc.:
3.88%, 12/15/2021	25,000	25,361
4.25%, 9/1/2023	16,000	16,241
5.85%, 9/1/2043	25,000	27,038
Walt Disney Co.:
2.75%, 8/16/2021	5,000	4,972
Series E, 4.13%, 12/1/2041	11,000	11,511

Security Description	Principal Amount	Value

Series GMTN, 4.13%, 6/1/2044 $	$11,000	$11,542

		545,957

METAL FABRICATE & HARDWARE — 0.2%
Precision Castparts Corp. 3.25%, 6/15/2025	38,000	37,737

MINING — 1.1%
Barrick North America Finance LLC 4.40%, 5/30/2021	5,000	5,192
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	19,000	22,167
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043	38,000	43,927
Newmont Mining Corp.:
3.50%, 3/15/2022	11,000	11,009
4.88%, 3/15/2042 (a)	11,000	11,565
5.88%, 4/1/2035	5,000	5,836
6.25%, 10/1/2039	3,000	3,651
Rio Tinto Finance USA PLC 4.13%, 8/21/2042 (a)	38,000	38,723
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025 (a)	38,000	38,625
Southern Copper Corp.:
5.88%, 4/23/2045	10,000	11,321
6.75%, 4/16/2040 (a)	19,000	23,430

		215,446

MISCELLANEOUS MANUFACTURER — 1.5%
3M Co.:
Series MTN, 2.00%, 8/7/2020	19,000	18,772
Series MTN, 3.88%, 6/15/2044	8,000	8,151
Dover Corp. 5.38%, 3/1/2041	8,000	9,379
Eaton Corp.:
2.75%, 11/2/2022	27,000	26,358
6.95%, 3/20/2019	5,000	5,196
General Electric Co.:
4.50%, 3/11/2044 (a)	8,000	7,853
Series MTN, 4.65%, 10/17/2021 (a)	16,000	16,712
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	19,000	19,285
3.90%, 9/1/2042	19,000	19,418
4.88%, 9/15/2041	5,000	5,782
Ingersoll-Rand Global Holding Co., Ltd. 4.25%, 6/15/2023	57,000	59,160
Parker-Hannifin Corp.:
Series MTN, 4.20%, 11/21/2034 .	38,000	39,786
Series MTN, 6.25%, 5/15/2038	5,000	6,505
Textron, Inc.:
3.65%, 3/1/2021	19,000	19,234
4.30%, 3/1/2024	19,000	19,657

		281,248

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS ISSUER SCORED CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

OFFICE & BUSINESS EQUIPMENT — 0.2%
Pitney Bowes, Inc. 4.63%, 3/15/2024 (a)	$38,000	$35,395
Xerox Corp.:
3.80%, 5/15/2024	3,000	2,946
4.50%, 5/15/2021	3,000	3,067

		41,408

OIL & GAS — 4.1%
Anadarko Petroleum Corp.:
5.55%, 3/15/2026 (a)	13,000	14,172
6.45%, 9/15/2036	16,000	19,171
Apache Corp. 4.75%, 4/15/2043	16,000	15,780
BP Capital Markets PLC 3.22%, 4/14/2024	38,000	37,561
Canadian Natural Resources, Ltd.:
3.90%, 2/1/2025	16,000	15,969
6.50%, 2/15/2037	11,000	13,552
Chevron Corp.:
2.90%, 3/3/2024	38,000	37,183
3.19%, 6/24/2023	19,000	19,040
Cimarex Energy Co.:
3.90%, 5/15/2027	25,000	24,683
4.38%, 6/1/2024	50,000	51,532
Concho Resources, Inc.:
3.75%, 10/1/2027 (a)	38,000	37,157
4.88%, 10/1/2047	38,000	40,199
ConocoPhillips Co. 6.50%, 2/1/2039	8,000	10,510
Devon Energy Corp. 4.75%, 5/15/2042	38,000	38,933
EOG Resources, Inc.:
2.45%, 4/1/2020	57,000	56,447
4.40%, 6/1/2020	11,000	11,306
EQT Corp. 4.88%, 11/15/2021	19,000	19,800
Hess Corp.:
4.30%, 4/1/2027 (a)	38,000	37,187
5.60%, 2/15/2041	11,000	11,230
7.88%, 10/1/2029	5,000	6,134
Kerr-McGee Corp. 7.88%, 9/15/2031	16,000	20,941
Marathon Oil Corp. 2.80%, 11/1/2022 (a)	38,000	36,583
Marathon Petroleum Corp.:
3.40%, 12/15/2020	6,000	6,042
4.75%, 9/15/2044	25,000	25,193
5.13%, 3/1/2021	11,000	11,610
Phillips 66 4.88%, 11/15/2044	22,000	23,428
Pioneer Natural Resources Co. 4.45%, 1/15/2026	25,000	25,998
Shell International Finance B.V.:
4.00%, 5/10/2046	38,000	38,054
4.30%, 9/22/2019	2,000	2,047

Security Description	Principal Amount	Value

Suncor Energy, Inc. 4.00%, 11/15/2047	$35,000	$34,267
Total Capital International SA 2.88%, 2/17/2022	13,000	12,926
Total Capital SA 4.25%, 12/15/2021	5,000	5,213
Valero Energy Corp.:
4.90%, 3/15/2045	16,000	17,018
6.63%, 6/15/2037	5,000	6,324

		783,190

OIL & GAS SERVICES — 0.3%
Halliburton Co.:
4.50%, 11/15/2041	5,000	5,066
6.70%, 9/15/2038	5,000	6,443
Schlumberger Investment SA 3.65%, 12/1/2023	38,000	38,623

		50,132

PACKAGING & CONTAINERS — 0.6%
Packaging Corp. of America:
3.40%, 12/15/2027	35,000	33,535
4.50%, 11/1/2023	8,000	8,364
WestRock MWV LLC 8.20%, 1/15/2030	33,000	44,668
WestRock RKT Co.:
3.50%, 3/1/2020	11,000	11,081
4.90%, 3/1/2022	16,000	16,843

		114,491

PHARMACEUTICALS — 3.4%
AbbVie, Inc.:
2.90%, 11/6/2022	19,000	18,547
4.40%, 11/6/2042	11,000	10,870
Allergan Funding SCS 4.85%, 6/15/2044	38,000	37,750
AmerisourceBergen Corp. 3.25%, 3/1/2025	38,000	36,575
AstraZeneca PLC:
2.38%, 6/12/2022	25,000	24,176
3.13%, 6/12/2027	25,000	23,964
4.00%, 9/18/2042	3,000	2,911
4.38%, 11/16/2045	25,000	25,545
Bristol-Myers Squibb Co.:
3.25%, 11/1/2023	19,000	19,116
3.25%, 2/27/2027	38,000	37,587
Cardinal Health, Inc.:
2.40%, 11/15/2019	19,000	18,828
4.50%, 11/15/2044	8,000	7,650
Eli Lilly & Co. 5.55%, 3/15/2037	38,000	46,856
Express Scripts Holding Co. 4.75%, 11/15/2021	19,000	19,783
GlaxoSmithKline Capital, Inc.:
5.38%, 4/15/2034	5,000	5,811
5.65%, 5/15/2018	38,000	38,142
Johnson & Johnson 5.85%, 7/15/2038	24,000	31,262

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS ISSUER SCORED CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Mead Johnson Nutrition Co. 4.60%, 6/1/2044	$13,000	$13,492
Merck & Co., Inc.:
2.75%, 2/10/2025	38,000	36,656
2.80%, 5/18/2023	11,000	10,863
3.70%, 2/10/2045	3,000	2,937
3.88%, 1/15/2021 (a)	11,000	11,314
Mylan, Inc. 2.60%, 6/24/2018	27,000	26,975
Novartis Capital Corp. 3.40%, 5/6/2024	19,000	19,155
Pfizer, Inc.:
1.50%, 6/15/2018	5,000	4,991
3.00%, 6/15/2023	5,000	4,980
7.20%, 3/15/2039	13,000	18,775
Sanofi 4.00%, 3/29/2021	38,000	39,105
Zoetis, Inc.:
3.25%, 2/1/2023	49,000	48,548
4.70%, 2/1/2043	3,000	3,203

		646,367

PIPELINES — 4.1%
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	38,000	36,779
4.45%, 7/15/2027	38,000	37,044
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	5,000	6,514
Enable Midstream Partners L.P.:
2.40%, 5/15/2019	11,000	10,879
3.90%, 5/15/2024	16,000	15,663
4.40%, 3/15/2027	38,000	37,301
5.00%, 5/15/2044	19,000	18,063
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	19,000	19,327
Enbridge, Inc. 3.50%, 6/10/2024	27,000	26,322
Energy Transfer Partners L.P.:
5.20%, 2/1/2022	8,000	8,370
9.00%, 4/15/2019	5,000	5,292
EnLink Midstream Partners L.P. 5.60%, 4/1/2044	38,000	37,937
Enterprise Products Operating LLC:
3.35%, 3/15/2023	11,000	10,973
4.85%, 3/15/2044	11,000	11,579
Kinder Morgan Energy Partners L.P.:
4.30%, 5/1/2024	16,000	16,116
6.50%, 9/1/2039	3,000	3,421
Magellan Midstream Partners L.P.:
4.20%, 3/15/2045	19,000	17,792
6.55%, 7/15/2019	11,000	11,479
MPLX L.P.:
4.13%, 3/1/2027	38,000	37,721
4.50%, 4/15/2038	30,000	29,613
ONEOK Partners L.P.:
3.20%, 9/15/2018	38,000	38,142
3.38%, 10/1/2022	38,000	37,536
Phillips 66 Partners L.P.:

Security Description	Principal Amount	Value

2.65%, 2/15/2020	$19,000	$18,826
3.61%, 2/15/2025	3,000	2,933
Plains All American Pipeline L.P./PAA Finance Corp.:
4.70%, 6/15/2044	11,000	9,804
4.90%, 2/15/2045	25,000	22,823
5.75%, 1/15/2020	11,000	11,429
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	5,000	6,537
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	16,000	15,085
4.50%, 3/15/2045	8,000	7,745
4.60%, 6/15/2021	14,000	14,445
Sunoco Logistics Partners Operations L.P.:
4.40%, 4/1/2021	38,000	38,956
4.65%, 2/15/2022	4,000	4,124
4.95%, 1/15/2043	11,000	9,936
TransCanada PipeLines, Ltd.:
5.00%, 10/16/2043	8,000	8,838
6.20%, 10/15/2037	5,000	6,165
Western Gas Partners L.P.:
2.60%, 8/15/2018	3,000	2,996
5.38%, 6/1/2021 (a)	19,000	19,822
5.45%, 4/1/2044	38,000	38,250
Williams Partners L.P.:
3.60%, 3/15/2022	16,000	15,946
3.75%, 6/15/2027	38,000	36,347
4.00%, 9/15/2025	3,000	2,950
4.13%, 11/15/2020	16,000	16,261

		784,081

REAL ESTATE — 0.5%
CBRE Services, Inc. 4.88%, 3/1/2026	22,000	23,147
Prologis L.P. 3.75%, 11/1/2025	62,000	62,893

		86,040

REAL ESTATE INVESTMENT TRUSTS — 6.9%
Alexandria Real Estate Equities, Inc.:
4.50%, 7/30/2029	8,000	8,168
4.60%, 4/1/2022	22,000	22,908
American Tower Corp.:
3.40%, 2/15/2019	38,000	38,136
3.60%, 1/15/2028 (a)	50,000	47,407
AvalonBay Communities, Inc. Series GMTN, 3.63%, 10/1/2020	19,000	19,249
Boston Properties L.P.:
2.75%, 10/1/2026 (a)	38,000	34,636
3.80%, 2/1/2024	19,000	19,123
4.13%, 5/15/2021	30,000	30,786
Brandywine Operating Partnership L.P.:
4.10%, 10/1/2024	8,000	7,996
4.55%, 10/1/2029	19,000	19,007

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS ISSUER SCORED CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Brixmor Operating Partnership L.P.:
3.85%, 2/1/2025	$51,000	$49,914
4.13%, 6/15/2026	38,000	37,321
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	22,000	22,092
Corporate Office Properties L.P.:
3.60%, 5/15/2023	11,000	10,782
5.25%, 2/15/2024	16,000	16,826
DDR Corp. 3.63%, 2/1/2025	14,000	13,416
Duke Realty L.P. 3.75%, 12/1/2024	63,000	62,951
ERP Operating L.P.:
3.50%, 3/1/2028	25,000	24,483
4.50%, 7/1/2044	36,000	37,513
4.75%, 7/15/2020	50,000	51,794
Essex Portfolio L.P.:
3.38%, 4/15/2026	19,000	18,265
3.88%, 5/1/2024	19,000	19,108
Federal Realty Investment Trust 3.25%, 7/15/2027 (a)	50,000	47,562
HCP, Inc.:
3.75%, 2/1/2019	16,000	16,081
5.38%, 2/1/2021 (a)	5,000	5,251
Hospitality Properties Trust 5.25%, 2/15/2026	38,000	39,602
Host Hotels & Resorts L.P. 6.00%, 10/1/2021	16,000	17,256
Kimco Realty Corp. 3.20%, 5/1/2021	38,000	38,027
Mid-America Apartments L.P. 4.00%, 11/15/2025	22,000	22,152
National Retail Properties, Inc.:
3.80%, 10/15/2022	22,000	22,104
3.90%, 6/15/2024	19,000	19,037
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026	36,000	36,632
Realty Income Corp. 3.88%, 7/15/2024	16,000	16,064
Sabra Health Care L.P. 5.13%, 8/15/2026	50,000	48,058
Select Income REIT 4.50%, 2/1/2025	19,000	18,824
Simon Property Group L.P.:
3.38%, 10/1/2024	90,000	88,684
4.25%, 10/1/2044 (a)	3,000	2,964
UDR, Inc.:
Series MTN, 2.95%, 9/1/2026	19,000	17,527
Series MTN, 3.75%, 7/1/2024	19,000	18,965
Ventas Realty L.P.:
3.25%, 10/15/2026	38,000	35,781
4.38%, 2/1/2045	38,000	37,189
Ventas Realty L.P./Ventas Capital Corp. 4.75%, 6/1/2021	5,000	5,207
VEREIT Operating Partnership L.P.:
3.00%, 2/6/2019	50,000	49,989

Security Description	Principal Amount	Value

3.95%, 8/15/2027	$55,000	$51,712
Welltower, Inc. 5.13%, 3/15/2043	3,000	3,228
Weyerhaeuser Co.:
4.63%, 9/15/2023	11,000	11,579
7.38%, 3/15/2032	11,000	14,521

		1,295,877

RETAIL — 3.6%
AutoNation, Inc. 4.50%, 10/1/2025 (a)	19,000	19,304
AutoZone, Inc.:
1.63%, 4/21/2019	8,000	7,906
2.88%, 1/15/2023	11,000	10,732
3.13%, 7/15/2023	38,000	37,427
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024 (a)	19,000	18,637
Costco Wholesale Corp.:
1.70%, 12/15/2019	11,000	10,839
2.25%, 2/15/2022	16,000	15,598
CVS Health Corp.:
2.75%, 12/1/2022	3,000	2,890
2.88%, 6/1/2026	38,000	35,036
3.38%, 8/12/2024	11,000	10,714
Dollar General Corp. 3.25%, 4/15/2023	35,000	34,655
Home Depot, Inc.:
3.75%, 2/15/2024	26,000	26,733
5.40%, 9/15/2040	5,000	6,061
Lowe’s Cos., Inc.:
3.38%, 9/15/2025	19,000	18,860
3.75%, 4/15/2021	11,000	11,250
4.25%, 9/15/2044	19,000	19,310
4.38%, 9/15/2045	22,000	22,896
Macy’s Retail Holdings, Inc.:
3.63%, 6/1/2024 (a)	8,000	7,707
3.88%, 1/15/2022	5,000	5,003
McDonald’s Corp.:
Series MTN, 3.80%, 4/1/2028 (a) .	50,000	50,723
Series MTN, 6.30%, 3/1/2038	19,000	24,299
Nordstrom, Inc.:
4.00%, 10/15/2021	11,000	11,218
5.00%, 1/15/2044	38,000	35,630
O’Reilly Automotive, Inc.:
3.55%, 3/15/2026	19,000	18,563
3.85%, 6/15/2023	22,000	22,511
4.63%, 9/15/2021	5,000	5,216
QVC, Inc.:
5.13%, 7/2/2022	11,000	11,346
5.95%, 3/15/2043	16,000	15,613
Starbucks Corp.:
2.20%, 11/22/2020	20,000	19,717
3.85%, 10/1/2023	19,000	19,631
Target Corp.:
3.88%, 7/15/2020	19,000	19,460
4.00%, 7/1/2042 (a)	8,000	7,812
TJX Cos., Inc. 2.25%, 9/15/2026	19,000	17,164

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS ISSUER SCORED CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Walgreen Co. 4.40%, 9/15/2042	$25,000	$23,481
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	53,000	52,226
4.80%, 11/18/2044	3,000	2,962

		679,130

SEMICONDUCTORS — 3.2%
Analog Devices, Inc. 3.90%, 12/15/2025	38,000	38,297
Applied Materials, Inc.:
4.30%, 6/15/2021	19,000	19,748
5.85%, 6/15/2041	26,000	32,593
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.38%, 1/15/2020	38,000	37,478
3.63%, 1/15/2024	38,000	37,389
Intel Corp.:
2.35%, 5/11/2022	25,000	24,418
3.15%, 5/11/2027	25,000	24,430
3.73%, 12/8/2047 (b)	25,000	24,297
KLA-Tencor Corp. 4.13%, 11/1/2021	30,000	30,798
Lam Research Corp.:
2.75%, 3/15/2020	30,000	29,874
3.80%, 3/15/2025	22,000	22,198
Maxim Integrated Products, Inc. 3.38%, 3/15/2023	76,000	75,407
NVIDIA Corp. 3.20%, 9/16/2026	76,000	73,264
QUALCOMM, Inc. 3.45%, 5/20/2025	30,000	29,302
Texas Instruments, Inc.:
2.63%, 5/15/2024	18,000	17,392
2.75%, 3/12/2021	19,000	18,978
Xilinx, Inc.:
2.13%, 3/15/2019	16,000	15,885
2.95%, 6/1/2024	38,000	36,501
3.00%, 3/15/2021	16,000	15,925

		604,174

SOFTWARE — 1.0%
Activision Blizzard, Inc. 2.30%, 9/15/2021	19,000	18,366
Adobe Systems, Inc. 3.25%, 2/1/2025	57,000	56,742
CA, Inc. 5.38%, 12/1/2019	24,000	24,859
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	4,000	3,999
3.50%, 4/15/2023	4,000	3,998
3.63%, 10/15/2020	4,000	4,050
5.00%, 10/15/2025	2,000	2,136
Fiserv, Inc. 4.63%, 10/1/2020	22,000	22,838
Oracle Corp.:
2.25%, 10/8/2019	8,000	7,972

Security Description	Principal Amount	Value

3.40%, 7/8/2024	$8,000	$8,004
6.13%, 7/8/2039	5,000	6,485
VMware, Inc. 2.30%, 8/21/2020	38,000	36,964

		196,413

TELECOMMUNICATIONS — 2.9%
America Movil SAB de CV:
3.13%, 7/16/2022	8,000	7,890
6.13%, 3/30/2040	8,000	9,654
6.38%, 3/1/2035	38,000	46,218
AT&T, Inc.:
2.30%, 3/11/2019	8,000	7,971
6.38%, 3/1/2041	5,000	5,872
Cisco Systems, Inc. 5.90%, 2/15/2039	5,000	6,531
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	45,000	63,813
Juniper Networks, Inc. 4.50%, 3/15/2024	38,000	39,020
Motorola Solutions, Inc.:
3.50%, 9/1/2021	38,000	38,060
3.75%, 5/15/2022	19,000	19,045
4.00%, 9/1/2024	38,000	37,841
Orange SA:
1.63%, 11/3/2019	38,000	37,225
2.75%, 2/6/2019	8,000	7,997
5.50%, 2/6/2044	8,000	9,359
Rogers Communications, Inc.:
5.00%, 3/15/2044	11,000	12,118
6.80%, 8/15/2018	57,000	57,895
Telefonica Emisiones SAU 4.57%, 4/27/2023	76,000	79,775
Verizon Communications, Inc.:
4.75%, 11/1/2041	22,000	22,064
5.15%, 9/15/2023	8,000	8,637
Vodafone Group PLC 4.38%, 2/19/2043	38,000	35,949

		552,934

TEXTILES — 0.1%
Cintas Corp. No. 2 6.15%, 8/15/2036	10,000	12,153

TOYS/GAMES/HOBBIES — 0.2%
Hasbro, Inc.:
3.50%, 9/15/2027	22,000	20,566
6.35%, 3/15/2040	19,000	22,008

		42,574

TRANSPORTATION — 1.8%
Burlington Northern Santa Fe LLC 3.40%, 9/1/2024	8,000	8,035
Canadian National Railway Co.:
2.85%, 12/15/2021	11,000	10,971
3.65%, 2/3/2048	25,000	24,156

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS ISSUER SCORED CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

6.20%, 6/1/2036	$5,000	$6,484
Canadian Pacific Railway Co.:
4.45%, 3/15/2023	11,000	11,534
5.75%, 3/15/2033	8,000	9,199
CSX Corp.:
3.35%, 11/1/2025	8,000	7,840
3.70%, 10/30/2020	11,000	11,189
3.80%, 11/1/2046	25,000	23,034
FedEx Corp.:
2.63%, 8/1/2022	16,000	15,656
3.90%, 2/1/2035	19,000	18,401
Kansas City Southern:
3.00%, 5/15/2023	8,000	7,758
4.30%, 5/15/2043	19,000	18,961
Norfolk Southern Corp.:
3.15%, 6/1/2027	38,000	36,367
3.25%, 12/1/2021	2,000	2,011
3.94%, 11/1/2047 (b)	5,000	4,810
4.80%, 8/15/2043	3,000	3,214
Ryder System, Inc. Series MTN, 2.35%, 2/26/2019	11,000	10,957
Union Pacific Corp.:
4.05%, 3/1/2046	50,000	50,595
4.16%, 7/15/2022	11,000	11,439
4.30%, 6/15/2042	5,000	5,203
United Parcel Service, Inc.:
4.88%, 11/15/2040	13,000	14,740
5.13%, 4/1/2019	19,000	19,480

		332,034

TRUCKING & LEASING — 0.2%
GATX Corp.:
2.38%, 7/30/2018	5,000	4,993
3.50%, 3/15/2028	38,000	36,015

		41,008

WATER — 0.1%
American Water Capital Corp. 4.30%, 12/1/2042	8,000	8,462
United Utilities PLC 6.88%, 8/15/2028	11,000	13,336

		21,798

TOTAL CORPORATE BONDS & NOTES (Cost $18,301,317)		18,118,563

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 4.4%

State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (f) (g)	715,308	$715,308
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	116,280	116,280
TOTAL SHORT-TERM INVESTMENTS (Cost $831,588)		831,588

TOTAL INVESTMENTS — 100.2% (Cost $19,132,905)		18,950,151

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(39,570)

NET ASSETS — 100.0%		$18,910,581

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable rate security - Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2018. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2018.
(h)	Investment of cash collateral for securities loaned.

BKNT	= Bank Notes
GMTN =	Global Medium Term Note
LIBOR =	London Interbank Offered Rate
MTN =	Medium Term Note
REIT =	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Corporate Bonds & Notes
Advertising	$—	$160,908	$—	$160,908
Aerospace & Defense	—	256,273	—	256,273

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS ISSUER SCORED CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Agriculture	$—	$233,035	$—	$233,035
Airlines	—	120,882	—	120,882
Apparel	—	44,724	—	44,724
Auto Manufacturers	—	140,819	—	140,819
Auto Parts & Equipment	—	156,356	—	156,356
Banks	—	1,706,134	—	1,706,134
Beverages	—	214,738	—	214,738
Biotechnology	—	122,499	—	122,499
Chemicals	—	359,527	—	359,527
Commercial Services	—	146,391	—	146,391
Construction Materials	—	138,077	—	138,077
Distribution & Wholesale	—	20,145	—	20,145
Diversified Financial Services	—	1,102,245	—	1,102,245
Electric	—	1,345,254	—	1,345,254
Electrical Components & Equipment	—	87,800	—	87,800
Electronics	—	348,257	—	348,257
Engineering & Construction	—	11,050	—	11,050
Environmental Control	—	128,953	—	128,953
Food	—	448,949	—	448,949
Forest Products & Paper	—	107,074	—	107,074
Gas	—	289,458	—	289,458
Hand & Machine Tools	—	31,236	—	31,236
Health Care Products	—	303,483	—	303,483
Health Care Services	—	448,043	—	448,043
Household Products	—	175,199	—	175,199
Household Products & Wares	—	95,705	—	95,705
Insurance	—	1,211,786	—	1,211,786
Internet	—	239,007	—	239,007
Investment Company Security	—	25,644	—	25,644
Iron/Steel	—	113,017	—	113,017
IT Services	—	91,631	—	91,631
Leisure Time	—	47,932	—	47,932
Lodging	—	43,089	—	43,089
Machinery, Construction & Mining	—	49,405	—	49,405
Machinery-Diversified	—	189,646	—	189,646
Media	—	545,957	—	545,957
Metal Fabricate & Hardware	—	37,737	—	37,737
Mining	—	215,446	—	215,446
Miscellaneous Manufacturer	—	281,248	—	281,248
Office & Business Equipment	—	41,408	—	41,408
Oil & Gas	—	783,190	—	783,190
Oil & Gas Services	—	50,132	—	50,132
Packaging & Containers	—	114,491	—	114,491
Pharmaceuticals	—	646,367	—	646,367
Pipelines	—	784,081	—	784,081
Real Estate	—	86,040	—	86,040
Real Estate Investment Trusts	—	1,295,877	—	1,295,877
Retail	—	679,130	—	679,130
Semiconductors	—	604,174	—	604,174
Software	—	196,413	—	196,413
Telecommunications	—	552,934	—	552,934
Textiles	—	12,153	—	12,153
Toys/Games/Hobbies	—	42,574	—	42,574
Transportation	—	332,034	—	332,034

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS ISSUER SCORED CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Trucking & Leasing	$—	$41,008	$—	$41,008
Water	—	21,798	—	21,798
Short-Term Investments	831,588	—	—	831,588

TOTAL INVESTMENTS	$831,588	$18,118,563	$—	$18,950,151

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	207,414	$207,414	$3,108,184	$2,600,290	$—	$—	715,308	$715,308	$1,952	$—
State Street Navigator Securities Lending Government Money Market Portfolio	629,470	629,470	2,369,450	2,882,640	—	—	116,280	116,280	6,155	—

Total		$836,884	$5,477,634	$5,482,930	$—	$—		$831,588	$8,107	$—

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.5%
Federal Home Loan Mortgage Corp.:
2.50%, 5/1/2028	$456,063	$451,567
2.50% 6/1/2028	232,925	230,501
2.50%, 10/1/2029	82,134	80,939
2.50%, 1/1/2031	281,672	277,106
2.50%, 6/1/2031	1,426,246	1,397,723
2.50%, 10/1/2031	1,435,062	1,406,362
2.50%, 12/1/2031	313,921	307,643
3.00%, 10/1/2026	363,038	365,236
3.00%, 12/1/2026	721,339	725,707
3.00%, 10/1/2028	637,488	641,486
3.00%, 2/1/2029	62,396	62,720
3.00%, 5/1/2029	369,534	370,645
3.00%, 7/1/2029	131,767	132,163
3.00%, 8/1/2029	386,626	387,788
3.00%, 9/1/2029	93,711	93,993
3.00%, 2/1/2032	334,512	334,752
3.00%, 5/1/2035	270,234	269,341
3.00%, 7/1/2035	559,765	557,915
3.00%, 4/1/2036	599,794	597,811
3.00%, 11/1/2042	1,348,339	1,327,601
3.00% 2/1/2043	1,566,386	1,542,293
3.00%, 3/1/2043	448,385	441,226
3.00%, 6/1/2043	127,220	125,189
3.00%, 7/1/2043	257,508	253,397
3.00%, 8/1/2043	124,737	122,746
3.00%, 9/1/2043	132,853	130,732
3.00%, 10/1/2043	131,942	129,835
3.00%, 1/1/2045	252,695	247,740
3.00%, 6/1/2045	176,962	173,082
3.00% 7/1/2045	1,390,736	1,360,242
3.00%, 8/1/2045	244,241	238,885
3.00%, 4/1/2046	767,753	749,150
3.00%, 5/1/2046	467,893	456,555
3.00%, 6/1/2046	338,891	330,679
3.00%, 8/1/2046	345,109	336,747
3.00%, 10/1/2046	1,035,032	1,009,952
3.00% 11/1/2046	1,583,934	1,545,553
3.00%, 1/1/2047	917,884	895,643
3.00%, 2/1/2047	1,120,668	1,093,513
3.50%, 6/1/2019	23,766	24,250
3.50%, 3/1/2021	218,642	223,258
3.50%, 2/1/2026	288,051	294,133
3.50%, 10/1/2026	220,307	224,958
3.50%, 1/1/2029	63,529	64,900
3.50%, 6/1/2029	105,582	107,898
3.50%, 8/1/2029	67,890	69,379
3.50%, 2/1/2030	44,530	45,506
3.50%, 7/1/2035	272,374	277,631
3.50%, 7/1/2042	46,608	47,074
3.50%, 3/1/2043	223,352	225,289
3.50%, 5/1/2043	620,160	625,539
3.50%, 8/1/2043	1,272,840	1,283,879
3.50%, 11/1/2043	119,984	121,024

Security Description	Principal Amount	Value

3.50%, 6/1/2044	$261,786	$263,487
3.50%, 8/1/2044	118,210	118,979
3.50%, 10/1/2044	99,349	99,995
3.50%, 11/1/2044	201,529	202,839
3.50%, 12/1/2044	469,212	472,262
3.50%, 1/1/2045	106,366	107,058
3.50%, 2/1/2045	446,427	449,329
3.50% 7/1/2045	376,966	378,700
3.50%, 10/1/2045	439,451	441,473
3.50%, 11/1/2045	322,713	324,198
3.50% 12/1/2045	862,866	866,838
3.50%, 1/1/2046	634,689	637,610
3.50%, 3/1/2046	748,039	751,481
3.50%, 5/1/2046	724,952	727,524
3.50%, 9/1/2046	563,027	565,024
3.50%, 12/1/2046	741,349	743,979
3.50%, 2/1/2047	692,687	695,144
3.50%, 4/1/2047	1,494,618	1,498,718
3.50%, 6/1/2047	878,278	880,687
3.50%, 8/1/2047	905,694	908,178
3.50%, 10/1/2047	1,118,136	1,121,203
3.50%, 11/1/2047	317,977	318,849
3.50%, 12/1/2047	635,194	636,937
3.50%, 2/1/2048	421,774	422,931
4.00%, 5/1/2021	101,732	104,502
4.00%, 6/1/2035	232,854	242,219
4.00%, 10/1/2040	114,587	118,581
4.00%, 12/1/2041	144,540	149,664
4.00%, 4/1/2042	74,501	77,142
4.00%, 6/1/2042	231,372	239,479
4.00%, 10/1/2043	350,857	363,294
4.00% 5/1/2044	181,684	187,159
4.00%, 7/1/2044	318,789	328,393
4.00%, 10/1/2044	277,426	285,784
4.00%, 12/1/2044	77,238	79,565
4.00%, 4/1/2045	118,349	121,736
4.00%, 10/1/2045	376,240	387,010
4.00%, 12/1/2045	537,058	552,432
4.00%, 1/1/2046	1,464,429	1,506,349
4.00%, 1/1/2047	646,581	664,665
4.00%, 6/1/2047	513,300	527,402
4.00%, 7/1/2047	275,329	282,893
4.00%, 8/1/2047	940,374	966,209
4.00%, 9/1/2047	470,848	483,783
4.00%, 11/1/2047	972,028	998,733
4.00%, 12/1/2047	490,835	504,319
4.50%, 2/1/2039	110,737	116,155
4.50%, 7/1/2041	253,177	267,435
4.50%, 9/1/2041	72,439	76,519
4.50%, 10/1/2041	556,483	588,118
4.50%, 10/1/2043	169,517	178,379
4.50% 3/1/2044	362,025	380,230
4.50%, 7/1/2044	705,106	740,565
4.50%, 9/1/2044	449,007	471,587
4.50%, 7/1/2045	620,201	655,458
4.50%, 8/1/2045	82,644	86,698
4.50%, 12/1/2047	486,683	511,042

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 9/1/2031	$176,445	$188,499
5.00%, 9/1/2038	50,961	55,029
5.00%, 1/1/2039	120,166	129,757
5.00% 9/1/2039	348,493	375,421
5.00%, 12/1/2041	165,699	178,288
5.50%, 1/1/2028	27,332	29,772
5.50%, 9/1/2035	3,970	4,339
5.50%, 6/1/2036	23,238	25,435
5.50%, 12/1/2036	27,210	29,782
5.50%, 7/1/2037	345,414	378,076
5.50%, 4/1/2038	223,095	244,128
5.50%, 5/1/2038	3,228	3,532
5.50%, 8/1/2038	378,487	414,277
6.00%, 7/1/2040	699,604	769,654
TBA 2.50%, 4/1/2033 (a)	600,000	587,625
TBA 3.00%, 4/1/2033 (a)	1,000,000	998,437
TBA 3.00%, 4/1/2048 (a)	800,000	779,937
TBA 3.50%, 4/1/2033 (a)	200,000	203,875
TBA 3.50%, 4/1/2048 (a)	1,650,000	1,653,545
TBA 4.00%, 4/1/2048 (a)	1,300,000	1,334,176
Federal National Mortgage Association:
2.00%, 11/1/2031	247,853	236,627
2.50% 7/1/2028	623,756	617,534
2.50%, 8/1/2028	310,460	307,364
2.50%, 10/1/2028	146,820	145,356
2.50%, 3/1/2029	496,573	491,862
2.50%, 2/1/2030	119,487	117,727
2.50%, 5/1/2030	153,159	150,705
2.50%, 7/1/2030	134,449	132,295
2.50%, 2/1/2031	765,130	752,872
2.50% 10/1/2031	1,625,621	1,593,581
2.50%, 11/1/2031	1,012,086	992,138
2.50%, 12/1/2031	575,466	564,124
2.50%, 10/1/2032	142,025	139,182
2.50%, 12/1/2032	338,156	331,386
3.00%, 12/1/2026	90,737	91,336
3.00%, 2/1/2027	49,163	49,487
3.00%, 3/1/2027	794,876	800,151
3.00%, 8/1/2027	717,330	722,065
3.00%, 10/1/2028	128,906	129,613
3.00%, 11/1/2028	186,618	187,641
3.00%, 6/1/2029	100,909	101,237
3.00%, 7/1/2029	189,094	189,708
3.00% 8/1/2029	236,624	237,393
3.00%, 9/1/2029	93,843	94,147
3.00%, 4/1/2030	287,066	287,632
3.00%, 5/1/2030	763,405	768,471
3.00%, 6/1/2030	133,714	133,978
3.00%, 9/1/2030	106,054	106,264
3.00%, 11/1/2030	396,001	396,782
3.00%, 12/1/2030	138,788	139,062
3.00%, 4/1/2031	210,609	210,810
3.00%, 10/1/2032	472,753	472,308
3.00%, 1/1/2033	440,010	439,596
3.00%, 1/1/2035	216,310	215,473
3.00%, 2/1/2035	303,410	302,236

Security Description	Principal Amount	Value

3.00%, 2/1/2036	$289,177	$288,269
3.00%, 10/1/2036	574,792	570,817
3.00%, 11/1/2036	1,080,909	1,073,432
3.00%, 9/1/2037	383,325	379,677
3.00%, 2/1/2043	909,647	895,808
3.00% 4/1/2043	967,328	952,049
3.00% 5/1/2043	580,972	571,796
3.00%, 6/1/2043	417,059	410,471
3.00% 7/1/2043	652,564	642,256
3.00% 8/1/2043	998,428	982,658
3.00%, 9/1/2043	211,945	208,598
3.00%, 1/1/2044	103,302	101,670
3.00%, 12/1/2044	267,136	261,933
3.00%, 4/1/2045	602,614	589,506
3.00%, 9/1/2045	2,046,189	2,001,680
3.00% 11/1/2045	1,323,806	1,295,010
3.00%, 12/1/2045	301,007	294,459
3.00%, 5/1/2046	327,087	319,221
3.00%, 7/1/2046	1,447,459	1,412,649
3.00%, 8/1/2046	1,132,455	1,105,221
3.00%, 9/1/2046	1,209,551	1,180,462
3.00% 10/1/2046	2,113,975	2,063,136
3.00%, 11/1/2046	519,614	507,118
3.00%, 12/1/2046	486,525	474,824
3.00% 1/1/2047	1,716,095	1,674,825
3.50%, 10/1/2025	182,018	185,836
3.50%, 11/1/2025	210,919	215,343
3.50%, 1/1/2026	24,498	25,012
3.50%, 1/1/2027	154,252	157,488
3.50%, 1/1/2029	147,880	151,090
3.50%, 5/1/2029	224,915	229,885
3.50%, 10/1/2029	69,840	71,383
3.50%, 12/1/2030	193,187	197,271
3.50%, 2/1/2031	483,535	493,850
3.50%, 6/1/2034	365,432	373,295
3.50%, 7/1/2034	420,305	429,349
3.50%, 2/1/2037	727,222	740,588
3.50%, 7/1/2037	467,355	474,498
3.50%, 12/1/2040	322,045	325,273
3.50%, 1/1/2041	312,457	315,589
3.50%, 5/1/2042	626,140	632,302
3.50%, 6/1/2042	494,276	499,140
3.50%, 1/1/2043	157,403	158,952
3.50% 5/1/2043	356,834	359,872
3.50%, 6/1/2043	871,001	878,414
3.50%, 1/1/2044	168,686	170,122
3.50%, 9/1/2044	488,001	491,094
3.50%, 10/1/2044	101,426	102,068
3.50% 1/1/2045	591,513	595,261
3.50% 2/1/2045	1,182,849	1,192,972
3.50%, 4/1/2045	242,496	243,574
3.50%, 5/1/2045	147,356	148,011
3.50%, 8/1/2045	423,045	424,927
3.50%, 9/1/2045	1,335,009	1,348,007
3.50% 11/1/2045	886,443	890,387
3.50% 12/1/2045	1,597,496	1,604,602
3.50% 2/1/2046	2,374,657	2,384,427

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

3.50%, 3/1/2046	$941,228	$945,415
3.50% 4/1/2046	1,490,727	1,495,761
3.50%, 6/1/2046	1,104,637	1,108,367
3.50%, 2/1/2047	928,293	931,428
3.50%, 4/1/2047	704,693	706,498
3.50%, 5/1/2047	702,055	704,426
3.50%, 6/1/2047	714,600	716,431
3.50%, 8/1/2047	335,022	336,154
3.50%, 9/1/2047	748,761	750,680
3.50%, 10/1/2047	484,813	486,055
3.50%, 11/1/2047	611,419	612,986
3.50%, 1/1/2048	494,511	495,778
3.50%, 2/1/2048	298,918	299,684
4.00%, 5/1/2020	1,767	1,818
4.00%, 7/1/2021	32,373	33,518
4.00%, 8/1/2026	81,293	83,538
4.00%, 1/1/2034	288,994	300,494
4.00%, 10/1/2040	332,863	344,393
4.00%, 12/1/2040	273,026	282,484
4.00%, 1/1/2041	1,319,749	1,365,465
4.00%, 2/1/2041	380,865	394,058
4.00%, 10/1/2041	107,566	111,292
4.00%, 12/1/2041	134,866	139,619
4.00%, 4/1/2042	483,166	499,999
4.00% 10/1/2043	2,406,544	2,489,949
4.00%, 12/1/2043	179,226	184,958
4.00%, 2/1/2044	170,836	176,299
4.00%, 6/1/2044	137,303	141,415
4.00% 7/1/2044	451,658	465,183
4.00%, 9/1/2044	94,618	97,452
4.00% 10/1/2044	117,907	121,437
4.00%, 12/1/2044	167,705	172,727
4.00%, 1/1/2045	53,424	55,024
4.00%, 3/1/2045	104,398	107,393
4.00%, 5/1/2045	449,974	462,886
4.00%, 7/1/2045	186,528	191,880
4.00% 9/1/2045	845,586	869,851
4.00% 12/1/2045	1,198,327	1,232,716
4.00%, 3/1/2046	221,452	227,647
4.00%, 4/1/2046	791,271	813,405
4.00%, 7/1/2046	562,757	578,499
4.00%, 11/1/2046	903,156	928,419
4.00%, 6/1/2047	278,649	286,162
4.00%, 7/1/2047	435,662	447,409
4.00%, 8/1/2047	469,598	482,260
4.00%, 9/1/2047	878,112	901,789
4.00%, 12/1/2047	981,063	1,007,516
4.00%, 1/1/2048	492,816	506,104
4.50%, 9/1/2018	5,342	5,382
4.50%, 4/1/2019	15,522	15,638
4.50%, 11/1/2024	39,514	40,857
4.50%, 4/1/2031	86,995	91,681
4.50%, 5/1/2041	225,251	238,102
4.50%, 9/1/2041	133,953	141,523
4.50%, 1/1/2042	259,993	274,685
4.50% 9/1/2043	562,694	594,368
4.50%, 10/1/2043	231,147	243,261

Security Description	Principal Amount	Value

4.50%, 12/1/2043	$327,389	$344,546
4.50%, 3/1/2044	77,425	81,337
4.50%, 4/1/2044	64,648	67,914
4.50%, 5/1/2044	253,576	266,865
4.50% 6/1/2044	465,181	488,683
4.50%, 10/1/2044	277,909	291,949
4.50%, 8/1/2047	351,503	369,027
4.50%, 9/1/2047	724,022	760,119
4.50%, 12/1/2047	678,016	711,819
5.00%, 2/1/2019	12,245	12,438
5.00%, 3/1/2019	9,431	9,579
5.00%, 6/1/2039	547,186	591,076
5.00%, 6/1/2040	346,144	372,760
5.00%, 7/1/2040	173,428	186,764
5.00%, 9/1/2040	167,904	180,814
5.00%, 2/1/2041	125,408	135,051
5.00%, 7/1/2041	501,859	542,166
5.00%, 9/1/2041	553,039	595,583
5.00%, 3/1/2042	287,853	309,987
5.00%, 7/1/2044	128,410	137,512
5.00%, 1/1/2045	107,376	114,883
5.50%, 1/1/2035	426,225	466,603
5.50%, 4/1/2036	221,746	242,481
5.50%, 11/1/2038	91,162	99,801
5.50%, 12/1/2038	39,370	43,112
5.50%, 12/1/2039	88,067	96,412
5.50%, 7/1/2041	190,876	209,011
6.00%, 1/1/2037	46,420	51,034
6.00%, 9/1/2037	65,227	71,710
6.00%, 9/1/2039	49,501	54,525
6.00%, 6/1/2040	119,109	130,947
6.00%, 10/1/2040	152,381	167,845
TBA 3.00%, 4/1/2033 (a)	200,000	199,750
TBA 3.00%, 4/1/2048 (a)	1,500,000	1,462,852
TBA 3.50%, 4/1/2033 (a)	500,000	509,687
TBA 3.50%, 4/1/2048 (a)	4,000,000	4,008,125
TBA 4.00%, 4/1/2048 (a)	1,350,000	1,385,227
TBA 4.50%, 4/1/2048 (a)	700,000	732,922
Government National Mortgage Association:
2.50%, 1/20/2043	94,988	91,500
3.00%, 5/20/2032	660,578	665,152
3.00%, 5/15/2042	146,088	144,614
3.00%, 8/20/2042	382,139	378,486
3.00%, 12/20/2042	384,329	380,655
3.00%, 1/20/2043	1,223,977	1,212,275
3.00%, 3/20/2043	463,166	458,387
3.00%, 4/20/2043	283,945	281,015
3.00%, 8/20/2043	326,170	322,805
3.00%, 12/20/2044	169,096	167,191
3.00%, 2/15/2045	165,064	163,079
3.00%, 3/15/2045	148,592	146,785
3.00%, 3/20/2045	90,555	89,317
3.00%, 4/20/2045	274,816	271,058
3.00%, 6/20/2045	117,589	115,981
3.00%, 7/20/2045	615,045	606,633
3.00%, 8/20/2045	138,967	137,066

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

3.00%, 12/20/2045	$107,254	$105,787
3.00%, 4/20/2046	296,541	292,161
3.00%, 5/20/2046	488,993	481,771
3.00%, 7/20/2046	351,451	346,260
3.00%, 8/20/2046	725,879	715,157
3.00%, 9/20/2046	2,275,539	2,241,927
3.00%, 10/20/2046	1,327,673	1,308,062
3.00%, 11/20/2046	1,093,439	1,077,288
3.00%, 12/20/2046	1,153,795	1,136,752
3.00%, 1/20/2047	554,136	545,950
3.00%, 2/20/2047	698,468	688,151
3.00%, 5/20/2047	404,852	398,492
3.00%, 6/20/2047	215,989	212,596
3.00%, 12/20/2047	2,059,157	2,026,811
3.50%, 2/15/2042	265,608	269,845
3.50%, 4/15/2042	117,332	119,204
3.50%, 6/20/2042	684,403	694,329
3.50%, 10/20/2042	502,434	509,720
3.50%, 11/20/2042	78,297	79,433
3.50%, 2/20/2043	281,517	285,803
3.50% 3/20/2043	287,641	291,879
3.50%, 4/20/2043	221,727	224,942
3.50%, 5/20/2043	279,463	283,718
3.50%, 7/20/2043	675,978	686,270
3.50%, 9/20/2043	348,409	353,714
3.50%, 1/20/2044	315,406	320,208
3.50%, 3/20/2044	210,913	213,853
3.50%, 4/20/2044	301,106	305,303
3.50%, 5/20/2044	317,329	321,752
3.50%, 7/20/2044	163,817	166,101
3.50%, 8/20/2044	234,728	238,000
3.50%, 10/20/2044	100,582	101,984
3.50%, 12/20/2044	67,732	68,676
3.50%, 2/20/2045	67,546	68,488
3.50%, 3/20/2045	86,840	87,873
3.50% 4/20/2045	288,265	291,697
3.50%, 5/20/2045	296,930	300,465
3.50%, 6/20/2045	154,031	155,865
3.50%, 7/20/2045	1,306,365	1,321,918
3.50%, 9/20/2045	401,740	406,523
3.50%, 10/20/2045	454,200	459,607
3.50%, 12/20/2045	97,025	98,180
3.50%, 4/20/2046	423,672	428,311
3.50%, 5/20/2046	751,293	759,519
3.50%, 6/20/2046	1,282,770	1,296,815
3.50%, 7/20/2046	1,560,027	1,577,108
3.50%, 8/20/2046	1,404,563	1,419,942
3.50%, 9/20/2046	1,545,812	1,562,737
3.50%, 10/20/2046	465,050	470,142
3.50%, 1/20/2047	340,110	343,834
3.50%, 3/20/2047	678,185	685,133
3.50%, 5/20/2047	1,304,390	1,317,754
3.50%, 6/20/2047	717,815	725,169
3.50%, 8/20/2047	386,434	390,393
3.50%, 9/20/2047	390,518	394,519
3.50%, 10/20/2047	786,833	794,895
3.50%, 12/20/2047	1,115,792	1,127,224

Security Description	Principal Amount	Value

3.50%, 1/20/2048	$746,340	$753,986
3.50%, 2/20/2048	523,911	529,279
4.00%, 2/15/2040	12,879	13,332
4.00%, 4/15/2040	154,608	160,040
4.00%, 11/20/2041	140,750	146,121
4.00%, 2/20/2042	155,191	161,114
4.00%, 5/20/2042	137,918	142,880
4.00%, 8/20/2042	62,404	64,649
4.00%, 8/20/2043	166,202	172,048
4.00%, 3/20/2044	186,608	193,089
4.00%, 6/20/2044	249,572	258,239
4.00%, 7/15/2044	217,899	225,508
4.00%, 7/20/2044	189,047	195,612
4.00%, 8/20/2044	77,035	79,711
4.00%, 12/20/2044	91,597	94,778
4.00%, 1/20/2045	163,369	169,043
4.00%, 2/20/2045	126,322	130,710
4.00%, 5/15/2045	109,461	113,156
4.00%, 6/15/2045	142,610	147,423
4.00%, 8/20/2045	135,036	139,584
4.00%, 9/20/2045	505,280	522,298
4.00%, 10/20/2045	260,574	269,350
4.00%, 11/20/2045	683,857	706,890
4.00%, 1/20/2046	164,270	169,802
4.00%, 2/20/2046	1,546,627	1,598,718
4.00%, 4/20/2046	554,129	572,792
4.00%, 5/20/2046	1,238,162	1,276,158
4.00%, 3/20/2047	785,289	809,388
4.00%, 4/20/2047	197,603	203,348
4.00%, 5/20/2047	486,659	500,805
4.00%, 8/20/2047	560,153	576,436
4.00%, 9/20/2047	287,956	296,327
4.50%, 6/15/2039	35,609	37,317
4.50%, 4/15/2040	145,053	151,864
4.50%, 6/15/2040	130,281	136,398
4.50%, 9/20/2040	139,008	146,676
4.50%, 3/15/2041	77,835	81,490
4.50%, 6/15/2041	39,574	41,343
4.50%, 7/15/2041	58,106	60,703
4.50%, 7/20/2041	260,855	275,300
4.50%, 10/20/2043	61,202	64,320
4.50%, 12/20/2043	160,557	168,736
4.50%, 1/20/2044	126,482	132,926
4.50%, 4/20/2044	183,543	192,894
4.50%, 5/20/2045	105,841	111,314
4.50%, 10/20/2045	154,469	162,457
4.50%, 6/20/2046	348,256	366,264
4.50%, 7/20/2046	187,612	197,314
4.50%, 12/20/2046	377,985	397,242
4.50%, 8/20/2047	441,112	459,830
4.50%, 9/20/2047	616,928	643,107
4.50%, 12/20/2047	246,560	257,022
4.50%, 3/20/2048	300,000	313,390
5.00%, 12/15/2038	49,862	53,519
5.00%, 5/15/2039	55,602	59,357
5.00%, 11/20/2042	230,778	246,476
5.00%, 3/20/2043	45,716	48,733

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 4/20/2043	$105,292	$112,352
5.00%, 5/20/2043	42,584	45,435
5.00%, 8/20/2043	179,992	191,659
5.00%, 5/20/2044	95,396	101,579
5.00%, 6/20/2044	58,479	62,270
5.00%, 7/20/2044	152,155	161,766
5.00%, 12/20/2045	741,262	789,310
5.50%, 9/15/2035	159,286	173,264
5.50%, 7/15/2038	23,687	25,758
5.50%, 3/15/2039	109,572	118,820
6.00%, 8/15/2040	42,399	47,487
6.00%, 9/15/2040	73,521	81,286
6.00%, 1/20/2046	243,666	268,273
TBA 3.00%, 4/1/2048 (a)	900,000	885,305
TBA 3.50%, 4/1/2048 (a)	2,500,000	2,523,828
TBA 4.00%, 4/1/2048 (a)	1,150,000	1,182,164
TBA 4.50%, 4/1/2048 (a)	400,000	416,062

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $222,661,641)		216,369,319

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 8.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b) (c) (Cost $19,350,129)	19,350,129	$19,350,129

TOTAL INVESTMENTS — 108.4% (Cost $242,011,770)		235,719,448

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.4)%		(18,229,453)

NET ASSETS — 100.0%		$217,489,995

(a)	When-issued security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

U.S. Government Agency Obligations	$—	$216,369,319	$—	$216,369,319
Short-Term Investment	19,350,129	—	—	19,350,129

TOTAL INVESTMENTS	$19,350,129	$216,369,319	$—	$235,719,448

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	12,941,935	$12,941,935	$73,955,202	$67,547,008	$—	$—	19,350,129	$19,350,129	$95,706	$—

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 97.1%
ADVERTISING — 0.5%
Acosta, Inc. 7.75%, 10/1/2022 (a) (b)	$6,648,000	$4,188,240
Affinion Group, Inc. 12.50%, 11/10/2022 (a)	3,690,995	3,400,514
Clear Channel International B.V. 8.75%, 12/15/2020 (a) (b)	3,236,000	3,377,575
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc. 6 month USD LIBOR + 0.14% 14.00%, 7/1/2024 (c)	1,373,680	1,346,206
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 2/15/2022	6,792,000	6,902,370

		19,214,905

AEROSPACE & DEFENSE — 1.4%
Arconic, Inc.:
5.40%, 4/15/2021	11,848,000	12,203,440
5.87%, 2/23/2022	5,284,000	5,581,489
6.15%, 8/15/2020	7,825,000	8,226,031
KLX, Inc. 5.88%, 12/1/2022 (a)	10,759,000	11,095,219
TransDigm, Inc.:
5.50%, 10/15/2020 (b)	4,955,000	4,979,775
6.00%, 7/15/2022 (b)	12,854,000	13,062,877
6.50%, 7/15/2024	37,925	38,873
Triumph Group, Inc. 4.88%, 4/1/2021	841,000	822,078

		56,009,782

AGRICULTURE — 0.1%
Alliance One International, Inc. 9.88%, 7/15/2021 (b)	5,297,900	5,138,963
Bunge, Ltd. Finance Corp. 3.00%, 9/25/2022	824,000	794,015

		5,932,978

AIRLINES — 0.8%
Air Canada 7.75%, 4/15/2021 (a) (b)	5,241,000	5,738,895
Allegiant Travel Co. 5.50%, 7/15/2019	752,000	761,400
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a)	3,285,000	3,317,850
5.50%, 10/1/2019 (a) (b)	2,993,000	3,062,438
6.13%, 6/1/2018 (b)	5,752,000	5,759,190
Continental Airlines 2012-3 Class C Pass Through Trust 6.13%, 4/29/2018	5,495,000	5,471,371
United Continental Holdings, Inc. 4.25%, 10/1/2022 (b)	2,749,900	2,705,214
Virgin Australia Holdings, Ltd.:

Security Description	Principal Amount	Value

7.88%, 10/15/2021 (a)	$2,787,000	$2,830,477
8.50%, 11/15/2019 (a) (b)	2,105,000	2,193,200

		31,840,035

APPAREL — 0.1%
Nine West Holdings, Inc. 8.25%, 3/15/2019 (a)	3,756,000	279,353
William Carter Co. 5.25%, 8/15/2021	2,341,000	2,388,522

		2,667,875

AUTO MANUFACTURERS — 0.9%
Aston Martin Capital Holdings, Ltd. 6.50%, 4/15/2022 (a)	3,270,000	3,400,800
Fiat Chrysler Automobiles NV 4.50%, 4/15/2020 (b)	13,570,000	13,731,483
Jaguar Land Rover Automotive PLC:
3.50%, 3/15/2020 (a)	182,000	180,294
4.13%, 12/15/2018 (a)	8,663,000	8,679,243
4.25%, 11/15/2019 (a)	5,964,000	5,971,455
5.63%, 2/1/2023 (a) (b)	7,016,000	7,156,320

		39,119,595

AUTO PARTS & EQUIPMENT — 0.5%
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022 (b)	5,866,000	6,071,310
IHO Verwaltungs GmbH 4.13%, 9/15/2021 (a)	3,508,000	3,437,840
ZF North America Capital, Inc.:
4.00%, 4/29/2020 (a)	1,657,000	1,667,356
4.50%, 4/29/2022 (a)	8,228,000	8,310,280

		19,486,786

BANKS — 1.4%
CIT Group, Inc.:
3.88%, 2/19/2019	7,941,000	7,970,779
4.13%, 3/9/2021	4,761,000	4,784,805
5.00%, 8/15/2022	10,198,000	10,427,455
5.38%, 5/15/2020	4,185,000	4,315,781
5.50%, 2/15/2019 (a)	3,513,000	3,596,434
Royal Bank of Scotland Group PLC:
4.70%, 7/3/2018	3,341,000	3,343,088
6.13%, 12/15/2022	22,631,000	24,031,859

		58,470,201

BEVERAGES — 0.1%
Ajecorp B.V. 6.50%, 5/14/2022 (a)	4,232,000	3,798,220
Constellation Brands, Inc. 2.70%, 5/9/2022	948,000	916,869

		4,715,089

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

BIOTECHNOLOGY — 0.2%
Concordia International Corp. 9.00%, 4/1/2022 (a) (b)	$4,797,000	$4,365,270
Sterigenics-Nordion Topco LLC 8.13%, 11/1/2021 (a)	3,969,000	3,969,000

		8,334,270

CHEMICALS — 2.9%
Ashland LLC 4.75%, 8/15/2022	9,684,000	9,829,260
CF Industries, Inc. 7.13%, 5/1/2020	7,160,000	7,634,350
Consolidated Energy Finance SA 6.75%, 10/15/2019 (a)	6,708,000	6,795,204
GCP Applied Technologies, Inc. 9.50%, 2/1/2023 (a)	932,000	1,023,988
Hexion, Inc.:
6.63%, 4/15/2020	13,323,000	12,423,697
10.38%, 2/1/2022 (a) (b)	6,200,000	5,998,500
Hexion, Inc./Hexion Nova Scotia Finance ULC 9.00%, 11/15/2020 (b)	4,875,000	3,692,813
Huntsman International LLC:
4.88%, 11/15/2020	2,819,000	2,868,333
5.13%, 11/15/2022 (b)	5,177,000	5,325,839
INVISTA Finance LLC 4.25%, 10/15/2019 (a)	6,288,000	6,288,000
Kissner Holdings L.P./Kissner Milling Co., Ltd./BSC Holding, Inc./Kissner USA 8.38%, 12/1/2022 (a)	3,907,000	3,980,256
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	10,342,000	10,810,493
Perstorp Holding AB:
8.50%, 6/30/2021 (a)	865,000	902,844
11.00%, 9/30/2021 (a)	1,367,000	1,481,486
Platform Specialty Products Corp. 6.50%, 2/1/2022 (a) (b)	11,933,000	12,141,827
PolyOne Corp. 5.25%, 3/15/2023	4,544,000	4,657,600
PQ Corp. 6.75%, 11/15/2022 (a)	3,358,000	3,530,098
TPC Group, Inc. 8.75%, 12/15/2020 (a)	5,803,000	5,830,274
Tronox Finance LLC 7.50%, 3/15/2022 (a)	6,775,000	7,033,127
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	8,650,000	8,844,625

		121,092,614

COAL — 0.7%
CNX Resources Corp. 5.88%, 4/15/2022	16,747,000	16,830,735
Murray Energy Corp. 11.25%, 4/15/2021 (a)	8,980,000	3,384,562
Peabody Energy Corp.:
6.00%, 3/31/2022 (a)	3,979,000	4,068,527

Security Description	Principal Amount	Value

6.38%, 3/31/2025 (a) (b)	$1,830,000	$1,902,056
Westmoreland Coal Co. 8.75%, 1/1/2022 (a)	4,051,000	1,445,701

		27,631,581

COMMERCIAL SERVICES — 3.7%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)	3,666,000	4,069,260
ADT Corp.:
3.50%, 7/15/2022	5,537,000	5,146,642
6.25%, 10/15/2021	10,653,000	11,052,487
APX Group, Inc.:
7.88%, 12/1/2022	11,334,000	11,787,360
8.75%, 12/1/2020 (b)	9,047,000	9,080,926
Atento Luxco 1 SA 6.13%, 8/10/2022 (a)	5,215,000	5,280,188
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.13%, 6/1/2022 (a) (b)	3,657,000	3,657,366
Cenveo Corp. 6.00%, 8/1/2019 (a) (d)	1,468,000	664,270
Ceridian HCM Holding, Inc. 11.00%, 3/15/2021 (a)	3,235,000	3,344,181
Emeco Pty, Ltd. Series B, 9.25%, 3/31/2022 (b)	1,589,150	1,709,329
Graham Holdings Co. 7.25%, 2/1/2019	4,216,000	4,339,845
Herc Rentals, Inc. 7.50%, 6/1/2022 (a)	5,488,000	5,858,440
Hertz Corp.:
5.88%, 10/15/2020 (b)	7,582,000	7,506,180
6.25%, 10/15/2022 (b)	3,280,000	3,091,400
7.38%, 1/15/2021 (b)	3,359,000	3,342,205
7.63%, 6/1/2022 (a) (b)	10,767,000	10,901,588
IHS Markit, Ltd. 5.00%, 11/1/2022 (a)	7,875,000	8,170,313
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a)	5,052,000	4,534,170
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc. 7.88%, 10/1/2022 (a)	3,146,000	3,153,865
Monitronics International, Inc. 9.13%, 4/1/2020 (b)	4,819,000	3,710,630
Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (a)	7,622,000	7,727,184
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	7,113,725	7,122,617
5.00%, 4/15/2022 (a)	21,787,000	21,769,570
RR Donnelley & Sons Co.:
7.63%, 6/15/2020 (b)	1,401,000	1,474,132
7.88%, 3/15/2021 (b)	2,406,000	2,493,097

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Service Corp. International/US 5.38%, 1/15/2022	$3,100,000	$3,158,125

		154,145,370

CONSTRUCTION MATERIALS — 0.5%
Griffon Corp. 5.25%, 3/1/2022	5,427,000	5,455,763
Masonite International Corp. 5.63%, 3/15/2023 (a) (b)	5,639,000	5,801,403
Omnimax International, Inc. 12.00%, 8/15/2020 (a)	2,386,000	2,520,213
Ply Gem Industries, Inc. 6.50%, 2/1/2022	4,221,000	4,358,183
Standard Industries, Inc. 5.50%, 2/15/2023 (a)	977,000	1,007,531

		19,143,093

DISTRIBUTION & WHOLESALE — 0.3%
American Tire Distributors, Inc. 10.25%, 3/1/2022 (a)	8,117,000	8,279,340
Global Partners L.P./GLP Finance Corp. 6.25%, 7/15/2022	4,391,000	4,369,045

		12,648,385

DIVERSIFIED FINANCIAL SERVICES — 8.4%
Aircastle, Ltd.:
4.63%, 12/15/2018	4,424,000	4,457,180
5.00%, 4/1/2023	4,460,000	4,599,598
5.13%, 3/15/2021	2,352,000	2,410,800
5.50%, 2/15/2022	1,584,000	1,647,360
6.25%, 12/1/2019 (b)	4,518,000	4,693,073
Alliance Data Systems Corp.:
5.38%, 8/1/2022 (a)	7,925,000	7,905,187
5.88%, 11/1/2021 (a)	2,776,000	2,831,520
Ally Financial, Inc.:
3.25%, 11/5/2018	6,852,000	6,843,778
3.50%, 1/27/2019	2,474,725	2,474,725
3.60%, 5/21/2018	6,534,000	6,525,832
3.75%, 11/18/2019	5,941,000	5,957,041
4.13%, 3/30/2020	3,781,000	3,799,905
4.13%, 2/13/2022 (b)	9,514,000	9,455,013
4.25%, 4/15/2021	5,397,000	5,410,492
4.63%, 5/19/2022	4,904,000	4,971,675
4.75%, 9/10/2018	7,992,000	8,027,964
7.50%, 9/15/2020	6,845,000	7,426,825
8.00%, 12/31/2018	5,193,000	5,361,773
8.00%, 3/15/2020	11,578,000	12,417,405
Ditech Holding Corp. 9.00%, 12/31/2024	1,521,362	1,260,829
FBM Finance, Inc. 8.25%, 8/15/2021 (a)	2,698,000	2,814,351
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.88%, 2/1/2022 (b)	9,826,000	9,863,339
6.00%, 8/1/2020	17,738,000	18,103,846

Security Description	Principal Amount	Value

6.25%, 2/1/2022	$11,774,225	$11,980,274
Intelsat Connect Finance SA 12.50%, 4/1/2022 (a) (b)	6,457,000	4,939,605
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
6.88%, 4/15/2022 (a)	5,098,000	5,034,275
7.38%, 4/1/2020 (a)	3,187,000	3,204,273
7.50%, 4/15/2021 (a)	3,067,000	3,101,504
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
5.25%, 3/15/2022 (a) (b)	5,601,000	5,601,000
5.25%, 10/1/2025 (a)	3,364,000	3,183,353
Lincoln Finance, Ltd. 7.38%, 4/15/2021 (a)	3,835,000	3,959,638
Nationstar Mortgage LLC/Nationstar Capital Corp.:
6.50%, 8/1/2018	7,352,000	7,356,595
6.50%, 7/1/2021	4,198,162	4,250,639
7.88%, 10/1/2020	5,163,000	5,260,064
Navient Corp.:
5.00%, 10/26/2020	4,467,000	4,483,751
5.50%, 1/25/2023	10,337,000	10,130,260
5.88%, 3/25/2021	4,843,000	4,945,914
6.50%, 6/15/2022	9,962,000	10,273,312
6.63%, 7/26/2021	5,623,000	5,840,891
Series MTN, 4.88%, 6/17/2019	2,764,000	2,784,730
Series MTN, 5.50%, 1/15/2019	9,002,000	9,092,020
Series MTN, 7.25%, 1/25/2022	5,020,000	5,302,375
Series MTN, 8.00%, 3/25/2020	15,988,000	17,027,220
Series MTN, 8.45%, 6/15/2018	16,764,000	16,931,640
Och-Ziff Finance Co. LLC 4.50%, 11/20/2019 (a)	2,344,000	2,302,065
OneMain Financial Holdings LLC 7.25%, 12/15/2021 (a)	9,010,000	9,336,612
Springleaf Finance Corp.:
5.25%, 12/15/2019	6,613,000	6,745,260
5.63%, 3/15/2023	10,024,000	9,848,580
6.13%, 5/15/2022	6,775,000	6,887,465
7.75%, 10/1/2021	5,261,000	5,698,321
8.25%, 12/15/2020	8,378,525	9,137,829
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a)	5,676,000	5,420,580
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.75%, 6/15/2022 (a)	3,505,000	3,702,332
WTT Investment, Ltd. 5.50%, 11/21/2022 (a)	5,678,000	5,543,147

		348,565,035

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

ELECTRIC — 1.8%
AES Corp.:
4.00%, 3/15/2021	$4,520,000	$4,531,300
4.50%, 3/15/2023	4,910,000	4,999,362
Calpine Corp.:
5.38%, 1/15/2023 (b)	10,739,000	10,280,445
6.00%, 1/15/2022 (a)	6,618,000	6,786,097
DPL, Inc. 7.25%, 10/15/2021	4,444,000	4,816,407
Dynegy, Inc.:
6.75%, 11/1/2019	3,562,000	3,615,430
7.38%, 11/1/2022 (b)	18,673,000	19,677,607
GenOn Americas Generation LLC 8.50%, 10/1/2021 (d)	3,357,000	1,758,229
IPALCO Enterprises, Inc.:
3.45%, 7/15/2020	2,713,000	2,709,943
3.70%, 9/1/2024	240,000	235,764
NRG Energy, Inc. 6.25%, 7/15/2022	7,607,000	7,832,928
Talen Energy Supply LLC:
4.60%, 12/15/2021	5,438,000	4,703,870
9.50%, 7/15/2022 (a) (b)	2,957,000	2,868,290

		74,815,672

ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
General Cable Corp. 5.75%, 10/1/2022	4,221,000	4,331,801
WESCO Distribution, Inc. 5.38%, 12/15/2021	3,190,000	3,241,838

		7,573,639

ELECTRONICS — 0.0% (e)
Sanmina Corp. 4.38%, 6/1/2019 (a)	1,720,000	1,730,836

ENERGY-ALTERNATE SOURCES — 0.2%
Enviva Partners L.P./Enviva Partners Finance Corp. 8.50%, 11/1/2021	3,743,000	3,951,204
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	6,123,875	5,901,885

		9,853,089

ENGINEERING & CONSTRUCTION — 0.1%
Abengoa Abenewco 2 SAU 0.25%, 3/31/2023	4,292,681	643,902
MasTec, Inc. 4.88%, 3/15/2023	3,549,000	3,513,510

		4,157,412

ENTERTAINMENT — 1.6%
AMC Entertainment Holdings, Inc. 5.88%, 2/15/2022 (b)	3,187,000	3,226,837

Security Description	Principal Amount	Value

Cinemark USA, Inc. 5.13%, 12/15/2022	$359,000	$365,731
GLP Capital L.P./GLP Financing II, Inc.:
4.38%, 11/1/2018 (b)	3,064,000	3,069,822
4.38%, 4/15/2021 (b)	4,853,000	4,859,066
4.88%, 11/1/2020	7,101,000	7,216,746
International Game Technology PLC:
5.63%, 2/15/2020 (a)	4,381,000	4,485,049
6.25%, 2/15/2022 (a)	15,168,000	15,888,480
National CineMedia LLC 6.00%, 4/15/2022	2,383,000	2,406,830
Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp. 6.13%, 8/15/2021 (a)	3,833,000	3,694,054
Scientific Games International, Inc. 10.00%, 12/1/2022	19,452,000	20,947,859

		66,160,474

ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc.:
5.13%, 6/1/2021 (b)	5,467,000	5,535,337
5.25%, 8/1/2020	5,485,000	5,519,281
Covanta Holding Corp. 6.38%, 10/1/2022	3,625,000	3,679,375
GFL Environmental, Inc.:
5.38%, 3/1/2023 (a)	7,334,000	7,205,655
9.88%, 2/1/2021 (a)	2,402,000	2,528,105
Tervita Escrow Corp. 7.63%, 12/1/2021 (a)	2,847,000	2,891,983

		27,359,736

FOOD — 1.0%
B&G Foods, Inc. 4.63%, 6/1/2021	5,451,075	5,410,192
BI-LO LLC/BI-LO Finance Corp.:
9.25%, 2/15/2019 (a) (d)	3,512,000	3,508,137
8.63%, 9/15/2018 (a) (d)	179,113	101,880
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a) (b)	4,338,000	4,088,131
Darling Ingredients, Inc. 5.38%, 1/15/2022	6,248,000	6,357,340
Dean Foods Co. 6.50%, 3/15/2023 (a)	1,330,000	1,265,229
JBS USA LUX SA/JBS USA Finance, Inc.:
7.25%, 6/1/2021 (a)	3,684,000	3,707,025
7.25%, 6/1/2021 (a)	4,805,000	4,835,031
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 4.88%, 5/1/2021	1,855,000	1,864,275
SUPERVALU, Inc.:
6.75%, 6/1/2021 (b)	2,580,000	2,544,654

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

7.75%, 11/15/2022 (b)	$3,568,000	$3,434,200
TreeHouse Foods, Inc. 4.88%, 3/15/2022	5,261,000	5,241,271

		42,357,365

FOREST PRODUCTS & PAPER — 0.1%
Cascades, Inc. 5.50%, 7/15/2022 (a)	5,319,000	5,332,297

GAS — 0.2%
NGL Energy Partners L.P./NGL Energy Finance Corp.:
5.13%, 7/15/2019	4,241,000	4,225,096
6.88%, 10/15/2021	1,123,000	1,120,193
Southern Star Central Corp. 5.13%, 7/15/2022 (a)	2,588,000	2,640,086

		7,985,375

HEALTH CARE PRODUCTS — 1.3%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (a)	8,197,000	8,237,985
Immucor, Inc. 11.13%, 2/15/2022 (a) (b)	2,453,000	2,538,855
Kinetic Concepts, Inc./KCI USA, Inc.:
7.88%, 2/15/2021 (a)	9,161,175	9,424,559
12.50%, 11/1/2021 (a)	2,621,000	2,961,730
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a) (b)	6,089,000	5,784,550
5.75%, 8/1/2022 (a) (b)	7,879,000	6,835,032
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 5/15/2022 (a) (b)	12,758,000	12,534,735
Universal Hospital Services, Inc. 7.63%, 8/15/2020	4,781,000	4,816,858

		53,134,304

HEALTH CARE SERVICES — 7.8%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	2,700,000	2,743,875
Centene Corp.:
4.75%, 5/15/2022	3,206,000	3,246,075
5.63%, 2/15/2021	18,406,000	18,912,165
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021 (b)	4,199,000	3,894,573
6.25%, 3/31/2023	3,187,000	2,936,183
6.88%, 2/1/2022 (b)	27,289,000	15,794,873
7.13%, 7/15/2020 (b)	9,700,000	7,881,250
8.00%, 11/15/2019 (b)	17,419,000	15,677,100
DaVita, Inc. 5.75%, 8/15/2022	10,925,000	11,170,812

Security Description	Principal Amount	Value

Eagle Holding Co. II LLC 7.63%, 5/15/2022 (a) (b)	$4,421,000	$4,448,852
Envision Healthcare Corp.:
5.13%, 7/1/2022 (a)	7,010,000	6,974,950
5.63%, 7/15/2022 (b)	9,476,000	9,507,271
Fresenius Medical Care US Finance II, Inc. 6.50%, 9/15/2018 (a)	1,316,000	1,336,901
HCA Healthcare, Inc. 6.25%, 2/15/2021 (b)	11,562,000	12,125,647
HCA, Inc.:
3.75%, 3/15/2019 (b)	10,255,000	10,293,969
4.25%, 10/15/2019	5,025,000	5,062,688
5.88%, 3/15/2022	10,676,000	11,236,490
6.50%, 2/15/2020	23,513,000	24,629,867
7.50%, 2/15/2022	18,622,000	20,460,922
Kindred Healthcare, Inc.:
6.38%, 4/15/2022	3,287,725	3,300,218
8.00%, 1/15/2020	5,563,000	5,904,012
8.75%, 1/15/2023 (b)	7,357,000	7,780,028
LifePoint Health, Inc. 5.50%, 12/1/2021 (b)	11,330,000	11,457,462
Molina Healthcare, Inc. 5.38%, 11/15/2022	8,485,000	8,378,938
Polaris Intermediate Corp. 8.50%, 12/1/2022 (a)	12,208,000	12,437,510
Select Medical Corp. 6.38%, 6/1/2021	7,167,000	7,274,505
Surgery Center Holdings, Inc. 8.88%, 4/15/2021 (a)	2,231,000	2,303,508
Tenet Healthcare Corp.:
4.38%, 10/1/2021	6,874,000	6,770,890
4.50%, 4/1/2021	7,526,000	7,460,524
4.75%, 6/1/2020	3,043,000	3,065,823
5.50%, 3/1/2019	3,105,000	3,128,288
6.00%, 10/1/2020 (b)	17,112,000	17,690,386
7.50%, 1/1/2022 (a)	7,484,000	7,867,555
8.13%, 4/1/2022 (b)	28,053,000	29,245,252

		322,399,362

HOLDING COMPANIES-DIVERS — 0.3%
HRG Group, Inc. 7.75%, 1/15/2022	9,393,000	9,757,448
Noble Group, Ltd. 6.75%, 1/29/2020 (a) (d)	4,780,000	2,117,540

		11,874,988

HOME BUILDERS — 2.2%
AV Homes, Inc. 6.63%, 5/15/2022	3,405,000	3,481,612
Beazer Homes USA, Inc. 8.75%, 3/15/2022 (b)	3,318,000	3,566,850
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 (a) (b)	3,949,000	3,988,490

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.13%, 7/1/2022 (a)	$4,422,000	$4,510,440
CalAtlantic Group, Inc. 8.38%, 5/15/2018	152,000	152,570
Century Communities, Inc. 6.88%, 5/15/2022	4,778,000	4,921,340
K Hovnanian Enterprises, Inc. 10.00%, 7/15/2022 (a) (b)	4,810,000	5,098,600
KB Home:
4.75%, 5/15/2019	4,155,000	4,185,331
7.00%, 12/15/2021	2,907,000	3,095,955
7.50%, 9/15/2022	5,650,000	6,200,875
8.00%, 3/15/2020	2,452,000	2,635,900
Lennar Corp.:
2.95%, 11/29/2020 (a)	3,316,000	3,224,810
4.13%, 1/15/2022	6,069,000	5,968,861
4.50%, 6/15/2019	3,905,000	3,924,525
4.75%, 4/1/2021 (b)	779,000	792,633
4.75%, 11/15/2022	3,261,000	3,285,457
4.75%, 11/29/2027 (a)	534,000	512,640
8.38%, 5/15/2018 (a)	6,252,000	6,283,260
8.38%, 1/15/2021 (a)	2,609,000	2,889,468
PulteGroup, Inc. 4.25%, 3/1/2021	6,055,785	6,101,203
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.25%, 4/15/2021 (a)	5,992,000	6,044,130
Toll Brothers Finance Corp.:
4.00%, 12/31/2018	2,295,000	2,295,000
5.88%, 2/15/2022	200,000	212,000
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 4.38%, 6/15/2019	4,379,000	4,384,474
William Lyon Homes, Inc.:
6.00%, 9/1/2023 (a)	2,935,000	2,924,141
7.00%, 8/15/2022	158,000	161,753

		90,842,318

HOUSEHOLD PRODUCTS — 0.7%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	4,076,000	4,157,520
Avon Products, Inc.:
6.60%, 3/15/2020 (b)	3,086,000	3,101,430
7.00%, 3/15/2023 (b)	4,562,000	4,168,528
Edgewell Personal Care Co.:
4.70%, 5/19/2021 (b)	2,221,000	2,184,909
4.70%, 5/24/2022	6,725,000	6,590,500
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (a)	5,215,000	5,175,887
Revlon Consumer Products Corp. 5.75%, 2/15/2021 (b)	3,698,000	2,838,215

		28,216,989

Security Description	Principal Amount	Value

HOUSEHOLD PRODUCTS & WARES — 0.1%
Prestige Brands, Inc. 5.38%, 12/15/2021 (a)	$3,091,000	$3,094,864
Spectrum Brands, Inc. 6.63%, 11/15/2022	50,000	51,625

		3,146,489

INSURANCE — 0.8%
Ardonagh Midco 3 PLC 8.63%, 7/15/2023 (a)	124,000	128,030
Genworth Holdings, Inc.:
7.20%, 2/15/2021	5,370,000	5,171,981
7.63%, 9/24/2021 (b)	3,282,000	3,158,925
7.70%, 6/15/2020 (b)	5,402,000	5,320,970
Series MTN, 6.52%, 5/22/2018 (b)	5,397,000	5,399,699
Hub Holdings LLC/Hub Holdings Finance, Inc. 8.13%, 7/15/2019 (a)	1,863,000	1,863,000
HUB International, Ltd. 7.88%, 10/1/2021 (a)	11,116,000	11,505,060
Radian Group, Inc. 7.00%, 3/15/2021	783,000	845,640

		33,393,305

INTERNET — 0.7%
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a)	1,870,000	1,909,738
Netflix, Inc.:
5.38%, 2/1/2021	4,334,000	4,474,855
5.50%, 2/15/2022	4,235,000	4,393,812
Symantec Corp.:
3.95%, 6/15/2022	2,622,000	2,618,148
4.20%, 9/15/2020	5,116,000	5,205,842
TIBCO Software, Inc. 11.38%, 12/1/2021 (a) (b)	8,535,000	9,276,478

		27,878,873

IRON/STEEL — 1.2%
AK Steel Corp. 7.63%, 10/1/2021 (b)	5,159,000	5,287,975
Allegheny Technologies, Inc. 5.95%, 1/15/2021	1,464,000	1,490,535
ArcelorMittal:
5.50%, 8/5/2020 (b)	2,143,000	2,231,399
5.75%, 3/1/2021 (b)	8,294,000	8,719,067
6.50%, 2/25/2022 (b)	11,521,000	12,485,884
Baffinland Iron Mines Corp. 12.00%, 2/1/2022 (a) (b)	2,510,000	2,735,900
BlueScope Steel Finance, Ltd./BlueScope Steel Finance USA LLC 6.50%, 5/15/2021 (a)	2,758,000	2,859,701
Cleveland-Cliffs, Inc. 4.88%, 1/15/2024 (a)	3,268,000	3,161,790

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)	$4,693,000	$4,827,924
Steel Dynamics, Inc. 5.13%, 10/1/2021	4,084,000	4,155,470
United States Steel Corp.:
7.38%, 4/1/2020 (b)	2,619,000	2,782,687
8.38%, 7/1/2021 (a)	376,000	404,200

		51,142,532

IT SERVICES — 2.8%
Dell International LLC/EMC Corp. 5.88%, 6/15/2021 (a)	16,669,000	17,127,397
Dell, Inc.:
4.63%, 4/1/2021	167,000	168,044
5.65%, 4/15/2018	6,171,000	6,163,286
5.88%, 6/15/2019 (b)	4,963,000	5,074,668
DynCorp International, Inc. 11.88%, 11/30/2020	3,015,829	3,136,462
EMC Corp.:
1.88%, 6/1/2018	22,611,000	22,502,467
2.65%, 6/1/2020 (b)	21,778,000	20,952,614
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	2,528,000	2,553,280
Harland Clarke Holdings Corp.:
8.38%, 8/15/2022 (a)	7,052,000	7,166,595
9.25%, 3/1/2021 (a)	7,975,000	8,176,767
Leidos Holdings, Inc. 4.45%, 12/1/2020	2,514,000	2,548,568
NCR Corp.:
4.63%, 2/15/2021	5,553,000	5,539,117
5.00%, 7/15/2022	5,762,000	5,762,000
5.88%, 12/15/2021 (b)	3,547,000	3,609,073
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a)	5,355,000	5,087,250
Sungard Availability Services Capital, Inc. 8.75%, 4/1/2022 (a)	2,330,000	1,441,688

		117,009,276

LEISURE TIME — 0.3%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (b)	3,930,000	3,920,175
Gibson Brands, Inc. 8.88%, 8/1/2018 (a)	3,460,000	2,735,562
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	6,090,000	6,135,675

		12,791,412

LODGING — 1.7%
Choice Hotels International, Inc. 5.75%, 7/1/2022	3,475,000	3,716,363
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/2021 (a)	6,088,000	6,301,080
MGM Resorts International:

Security Description	Principal Amount	Value

5.25%, 3/31/2020	$4,310,000	$4,406,975
6.00%, 3/15/2023	7,519,000	7,894,950
6.63%, 12/15/2021	15,109,000	16,228,577
6.75%, 10/1/2020	5,503,000	5,846,938
7.75%, 3/15/2022	9,670,000	10,733,700
8.63%, 2/1/2019	4,870,000	5,070,157
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 5.88%, 5/15/2021 (a)	1,477,000	1,475,228
Studio City Co., Ltd.:
5.88%, 11/30/2019 (a)	2,185,000	2,228,700
7.25%, 11/30/2021 (a)	7,962,000	8,350,147

		72,252,815

MACHINERY, CONSTRUCTION & MINING — 0.2%
Oshkosh Corp. 5.38%, 3/1/2022	3,691,000	3,785,582
Vertiv Intermediate Holding Corp. 12.00%, 2/15/2022 (a)	5,376,000	5,671,680

		9,457,262

MACHINERY-DIVERSIFIED — 0.2%
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a)	3,160,000	3,282,450
CNH Industrial NV 4.50%, 8/15/2023	419,000	427,642
Xerium Technologies, Inc. 9.50%, 8/15/2021	4,255,000	4,369,353

		8,079,445

MEDIA — 8.9%
Altice Financing SA 6.63%, 2/15/2023 (a)	17,953,000	17,773,470
Altice Luxembourg SA 7.75%, 5/15/2022 (a) (b)	27,008,000	25,082,330
AMC Networks, Inc. 4.75%, 12/15/2022 (b)	7,731,000	7,788,983
Cable One, Inc. 5.75%, 6/15/2022 (a)	4,553,000	4,644,060
Cablevision Systems Corp.:
5.88%, 9/15/2022 (b)	6,887,000	6,833,281
8.00%, 4/15/2020	6,869,000	7,229,623
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a) (b)	4,683,000	4,495,680
5.13%, 2/15/2023 (b)	4,521,000	4,526,651
5.25%, 3/15/2021	5,024,000	5,074,240
5.25%, 9/30/2022	14,367,000	14,582,505
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/2021 (a)	659,000	658,209
5.13%, 12/15/2021 (a)	6,187,000	6,187,000
6.38%, 9/15/2020 (a)	11,693,000	11,891,781

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Clear Channel Worldwide Holdings, Inc.:
Series A, 6.50%, 11/15/2022	$6,922,000	$7,043,135
Series B, 6.50%, 11/15/2022	18,106,000	18,422,855
Series B, 7.63%, 3/15/2020 (b)	17,113,000	17,070,217
Cogeco Communications, Inc. 4.88%, 5/1/2020 (a)	3,497,000	3,501,546
CSC Holdings LLC:
6.75%, 11/15/2021	15,095,000	15,736,537
7.63%, 7/15/2018	6,032,000	6,099,860
8.63%, 2/15/2019	5,446,000	5,662,751
10.13%, 1/15/2023 (a)	1,114,000	1,236,540
DISH DBS Corp.:
4.25%, 4/1/2018	11,107,000	11,079,232
5.00%, 3/15/2023 (b)	5,951,000	5,363,339
5.13%, 5/1/2020 (b)	7,646,000	7,627,650
5.88%, 7/15/2022 (b)	18,760,000	17,915,800
5.88%, 11/15/2024	2,000,000	1,785,000
6.75%, 6/1/2021 (b)	15,875,000	15,974,219
7.88%, 9/1/2019	12,215,000	12,787,578
iHeartCommunications, Inc. 9.00%, 12/15/2019 (d)	10,073,000	7,945,582
Lee Enterprises, Inc. 9.50%, 3/15/2022 (a) (b)	3,976,000	4,135,040
LIN Television Corp. 5.88%, 11/15/2022	1,903,000	1,955,333
Quebecor Media, Inc. 5.75%, 1/15/2023	9,298,000	9,530,450
SFR Group SA 6.00%, 5/15/2022 (a)	37,258,000	36,419,695
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	5,236,000	5,281,815
6.13%, 10/1/2022	3,565,950	3,650,641
Sirius XM Radio, Inc. 3.88%, 8/1/2022 (a) (b)	7,207,000	6,940,341
TEGNA, Inc.:
4.88%, 9/15/2021 (a)	1,936,000	1,945,680
5.13%, 7/15/2020	4,611,000	4,672,326
Tribune Media Co. 5.88%, 7/15/2022 (b)	9,360,000	9,500,400
Univision Communications, Inc. 6.75%, 9/15/2022 (a)	993,000	1,024,031
Urban One, Inc. 7.38%, 4/15/2022 (a)	2,331,000	2,307,690
Videotron, Ltd. 5.00%, 7/15/2022	6,463,500	6,560,453
Virgin Media Secured Finance PLC 5.25%, 1/15/2021	4,760,000	4,861,150

		370,804,699

MINING — 3.0%
Aleris International, Inc.:
7.88%, 11/1/2020	3,187,000	3,131,228
9.50%, 4/1/2021 (a)	6,578,000	6,832,897
Barminco Finance Pty, Ltd. 6.63%, 5/15/2022 (a) (b)	3,009,000	2,952,581

Security Description	Principal Amount	Value

Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	$5,102,000	$4,872,410
Ferroglobe PLC/Globe Specialty Metals, Inc. 9.38%, 3/1/2022 (a)	2,665,000	2,771,600
FMG Resources August 2006 Pty, Ltd.:
4.75%, 5/15/2022 (a)	6,541,000	6,475,590
5.13%, 3/15/2023 (a)	3,715,000	3,689,738
Freeport-McMoRan, Inc.:
3.10%, 3/15/2020	8,121,000	8,029,639
3.55%, 3/1/2022 (b)	21,542,000	20,814,957
3.88%, 3/15/2023	12,285,000	11,872,224
4.00%, 11/14/2021	3,757,000	3,742,911
6.75%, 2/1/2022	5,741,000	5,934,472
6.88%, 2/15/2023 (b)	2,036,000	2,183,610
Hecla Mining Co. 6.88%, 5/1/2021	3,897,000	3,955,455
Hudbay Minerals, Inc. 7.25%, 1/15/2023 (a)	1,982,000	2,058,803
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	7,937,000	8,750,542
Kinross Gold Corp. 5.13%, 9/1/2021	2,177,000	2,258,855
Lundin Mining Corp. 7.88%, 11/1/2022 (a)	3,548,000	3,747,575
New Gold, Inc. 6.25%, 11/15/2022 (a)	3,151,000	3,217,959
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a)	4,897,000	4,994,940
Teck Resources, Ltd.:
3.75%, 2/1/2023 (b)	5,082,000	4,878,720
4.75%, 1/15/2022 (b)	6,373,000	6,436,730

		123,603,436

MISCELLANEOUS MANUFACTURER — 1.6%
Amsted Industries, Inc. 5.00%, 3/15/2022 (a)	6,286,000	6,301,715
Bombardier, Inc.:
5.75%, 3/15/2022 (a) (b)	7,677,000	7,595,432
6.00%, 10/15/2022 (a) (b)	10,917,000	10,807,830
6.13%, 1/15/2023 (a)	11,453,000	11,395,735
7.75%, 3/15/2020 (a) (b)	5,415,000	5,780,513
8.75%, 12/1/2021 (a)	9,196,000	10,104,565
EnPro Industries, Inc. 5.88%, 9/15/2022	4,488,000	4,650,690
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)	6,075,000	6,174,022
LSB Industries, Inc. 8.50%, 8/1/2019 (b) (f)	3,657,000	3,620,430

		66,430,932

OIL & GAS — 8.6%
Aker BP ASA 6.00%, 7/1/2022 (a)	3,036,000	3,134,670
Antero Resources Corp.:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

5.13%, 12/1/2022	$9,317,000	$9,410,170
5.38%, 11/1/2021	9,025,000	9,171,656
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 10.00%, 4/1/2022 (a) (b)	13,632,000	14,740,282
Athabasca Oil Corp. 9.88%, 2/24/2022 (a)	4,398,000	4,387,005
Baytex Energy Corp.:
5.13%, 6/1/2021 (a)	757,000	707,795
5.63%, 6/1/2024 (a)	1,881,000	1,662,334
Bill Barrett Corp. 7.00%, 10/15/2022 (b)	216,000	217,080
California Resources Corp.:
5.00%, 1/15/2020	1,801,000	1,620,900
8.00%, 12/15/2022 (a) (b)	16,303,000	12,819,049
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
6.50%, 4/15/2021 (b)	6,137,000	6,014,260
7.63%, 1/15/2022	4,364,000	4,320,360
11.50%, 1/15/2021 (a)	5,446,000	6,085,905
Canbriam Energy, Inc. 9.75%, 11/15/2019 (a)	3,925,000	3,991,234
Carrizo Oil & Gas, Inc. 7.50%, 9/15/2020 (b)	3,820,000	3,877,300
Chesapeake Energy Corp.:
4.88%, 4/15/2022 (b)	3,445,000	3,212,463
6.13%, 2/15/2021 (b)	1,916,000	1,925,580
6.63%, 8/15/2020 (b)	7,302,000	7,521,060
8.00%, 12/15/2022 (a) (b)	12,205,000	12,876,275
8.00%, 6/15/2027 (a) (b)	157,000	149,935
Comstock Resources, Inc. 10.00%, 3/15/2020	3,840,000	3,945,600
Continental Resources, Inc. 5.00%, 9/15/2022	22,452,000	22,816,845
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022	2,237,000	2,281,740
Denbury Resources, Inc.:
9.00%, 5/15/2021 (a) (b)	2,079,000	2,130,975
9.25%, 3/31/2022 (a)	8,065,000	8,201,097
Energen Corp. 4.63%, 9/1/2021	3,351,000	3,292,357
EP Energy LLC/Everest Acquisition Finance, Inc. 9.38%, 5/1/2020	2,353,000	2,194,173
Jones Energy Holdings LLC/Jones Energy Finance Corp.:
6.75%, 4/1/2022 (b)	3,303,000	1,833,165
9.25%, 3/15/2023 (a)	4,333,000	4,121,983
Jupiter Resources, Inc. 8.50%, 10/1/2022 (a) (b)	10,994,000	5,160,309
Laredo Petroleum, Inc.:
5.63%, 1/15/2022	5,158,000	5,106,420
6.25%, 3/15/2023	2,940,000	2,951,025

Security Description	Principal Amount	Value

MEG Energy Corp. 6.38%, 1/30/2023 (a)	$6,831,000	$5,703,885
Murphy Oil Corp.:
4.00%, 6/1/2022 (b)	3,416,000	3,330,600
4.45%, 12/1/2022 (b)	5,438,000	5,237,882
Nabors Industries, Inc.:
4.63%, 9/15/2021 (b)	5,897,000	5,691,784
5.00%, 9/15/2020	4,245,000	4,266,225
5.50%, 1/15/2023 (b)	5,883,000	5,735,925
Newfield Exploration Co. 5.75%, 1/30/2022	4,883,000	5,114,942
Northern Oil and Gas, Inc. 8.00%, 6/1/2020	4,653,000	4,350,555
Oasis Petroleum, Inc.:
6.50%, 11/1/2021 (b)	2,464,000	2,504,040
6.88%, 3/15/2022 (b)	8,389,000	8,508,124
6.88%, 1/15/2023 (b)	558,000	566,370
Parker Drilling Co. 6.75%, 7/15/2022	2,881,000	2,218,370
QEP Resources, Inc.:
5.38%, 10/1/2022	1,340,000	1,341,742
5.63%, 3/1/2026	2,274,000	2,148,930
6.88%, 3/1/2021 (b)	1,338,000	1,409,918
Range Resources Corp.:
5.00%, 8/15/2022	2,716,000	2,634,520
5.00%, 3/15/2023 (b)	7,346,000	7,043,345
5.75%, 6/1/2021	3,461,000	3,521,567
Resolute Energy Corp. 8.50%, 5/1/2020	4,234,000	4,218,122
Rowan Cos., Inc. 4.88%, 6/1/2022	3,865,000	3,526,812
RSP Permian, Inc. 6.63%, 10/1/2022	6,323,750	6,608,319
Sable Permian Resources Land LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (a)	5,763,000	4,307,842
7.38%, 11/1/2021 (a)	4,203,000	3,120,728
13.00%, 11/30/2020 (a)	3,354,000	3,840,330
Sanchez Energy Corp.:
6.13%, 1/15/2023 (b)	13,836,000	10,091,978
7.25%, 2/15/2023 (a) (b)	2,179,000	2,200,790
7.75%, 6/15/2021 (b)	2,488,000	2,301,400
SM Energy Co.:
6.13%, 11/15/2022 (b)	4,384,000	4,384,000
6.50%, 1/1/2023 (b)	2,283,000	2,271,585
Southwestern Energy Co. 4.10%, 3/15/2022 (b)	9,260,000	8,831,725
Sunoco L.P./Sunoco Finance Corp. 4.88%, 1/15/2023 (a)	9,336,000	9,020,910
Teine Energy, Ltd. 6.88%, 9/30/2022 (a)	2,410,000	2,458,200
Transocean, Inc.:
5.80%, 10/15/2022 (b)	1,698,000	1,630,080
9.00%, 7/15/2023 (a)	3,172,000	3,370,250
Tullow Oil PLC 6.25%, 4/15/2022 (a) (b)	3,657,000	3,688,999

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Ultra Resources, Inc. 6.88%, 4/15/2022 (a) (b)	$7,524,000	$6,545,880
Unit Corp. 6.63%, 5/15/2021	4,965,000	4,965,000
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	4,087,000	3,821,345
Whiting Petroleum Corp. 5.75%, 3/15/2021 (b)	9,405,000	9,499,050
WPX Energy, Inc.:
6.00%, 1/15/2022	10,573,000	10,890,190
7.50%, 8/1/2020 (b)	3,719,000	3,988,627

		358,791,888

OIL & GAS SERVICES — 1.4%
Archrock Partners L.P./Archrock Partners Finance Corp. 6.00%, 4/1/2021	5,763,000	5,748,592
Bristow Group, Inc.:
6.25%, 10/15/2022	2,029,000	1,651,200
8.75%, 3/1/2023 (a)	3,445,000	3,470,838
Calfrac Holdings L.P. 7.50%, 12/1/2020 (a)	4,363,000	4,286,647
Forum Energy Technologies, Inc. 6.25%, 10/1/2021	1,904,000	1,884,960
KCA Deutag UK Finance PLC:
7.25%, 5/15/2021 (a)	3,557,000	3,459,183
9.63%, 4/1/2023 (a) (g)	3,493,000	3,515,006
9.88%, 4/1/2022 (a)	2,862,000	2,983,635
McDermott International, Inc. 8.00%, 5/1/2021 (a)	3,006,000	3,069,878
Petrofac, Ltd. 3.40%, 10/10/2018 (a) (b)	4,294,000	4,259,493
PHI, Inc. 5.25%, 3/15/2019	2,363,000	2,309,833
SESI LLC 7.13%, 12/15/2021	8,883,000	9,049,556
Weatherford International, Ltd.:
4.50%, 4/15/2022 (b)	3,951,000	3,225,004
5.13%, 9/15/2020	3,140,000	3,014,400
7.75%, 6/15/2021 (b)	8,247,000	7,741,871

		59,670,096

PACKAGING & CONTAINERS — 2.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 9/15/2022 (a)	4,742,000	4,718,290
6.00%, 6/30/2021 (a) (b)	2,372,000	2,419,440
7.25%, 5/15/2024 (a)	3,842,000	4,087,120
Ball Corp.:
4.00%, 11/15/2023	1,890,000	1,847,475
4.38%, 12/15/2020	6,715,000	6,832,512
5.00%, 3/15/2022	6,659,000	6,892,065
Berry Global, Inc.:
5.50%, 5/15/2022	5,019,000	5,151,000
6.00%, 10/15/2022	3,004,000	3,112,895

Security Description	Principal Amount	Value

Coveris Holdings SA 7.88%, 11/1/2019 (a) (b)	$6,009,000	$6,024,022
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	9,209,000	9,128,421
Graphic Packaging International, Inc. 4.75%, 4/15/2021	2,018,000	2,050,793
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/2022 (a) (b)	5,078,000	5,127,257
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/2020	31,577,843	31,953,620
6.88%, 2/15/2021	20,792	21,027
Sealed Air Corp.:
4.88%, 12/1/2022 (a)	4,704,000	4,768,680
6.50%, 12/1/2020 (a)	3,560,000	3,773,600

		97,908,217

PHARMACEUTICALS — 1.7%
Endo Finance LLC 5.75%, 1/15/2022 (a)	3,136,000	2,575,597
Endo Finance LLC/Endo Finco, Inc.:
5.38%, 1/15/2023 (a)	8,910,000	6,749,325
7.25%, 1/15/2022 (a)	5,096,000	4,395,300
Valeant Pharmaceuticals International:
6.75%, 8/15/2021 (a) (b)	12,929,000	12,961,322
7.25%, 7/15/2022 (a) (b)	8,005,000	8,045,025
Valeant Pharmaceuticals International, Inc.:
5.50%, 3/1/2023 (a)	5,769,000	5,062,298
5.50%, 11/1/2025 (a)	2,540,000	2,472,690
5.63%, 12/1/2021 (a) (b)	7,275,000	6,938,895
6.50%, 3/15/2022 (a)	10,516,000	10,844,625
7.50%, 7/15/2021 (a)	10,869,000	10,910,302

		70,955,379

PIPELINES — 2.5%
American Midstream Partners L.P./American Midstream Finance Corp. 8.50%, 12/15/2021 (a)	3,905,000	3,926,966
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	7,304,000	7,431,820
DCP Midstream Operating L.P.:
3.88%, 3/15/2023 (b)	5,059,000	4,875,611
4.75%, 9/30/2021 (a)	9,550,000	9,633,562
4.95%, 4/1/2022	389,000	391,918
5.35%, 3/15/2020 (a)	1,912,000	1,950,240
9.75%, 3/15/2019 (a)	4,404,000	4,646,220
Energy Transfer Equity L.P.:
4.25%, 3/15/2023 (b)	7,529,000	7,303,130

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

7.50%, 10/15/2020	$10,395,000	$11,194,375
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.00%, 5/15/2023	2,168,000	2,138,190
6.50%, 10/1/2025	647,000	634,060
6.75%, 8/1/2022	1,934,000	1,977,515
Martin Midstream Partners L.P./Martin Midstream Finance Corp. 7.25%, 2/15/2021	3,017,000	3,017,000
NGPL PipeCo LLC 4.38%, 8/15/2022 (a)	4,544,000	4,515,827
NuStar Logistics L.P.:
4.80%, 9/1/2020	6,301,000	6,293,124
8.40%, 4/15/2018	3,726,000	3,729,726
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)	5,820,000	6,023,700
6.00%, 1/15/2019 (a) (b)	1,417,000	1,445,340
6.85%, 7/15/2018 (a)	6,226,000	6,265,846
SemGroup Corp./Rose Rock Finance Corp. 5.63%, 7/15/2022	2,489,000	2,403,627
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 4.13%, 11/15/2019	5,216,500	5,223,021
Williams Cos., Inc.:
3.70%, 1/15/2023	5,933,000	5,769,843
7.88%, 9/1/2021	2,605,000	2,927,369

		103,718,030

REAL ESTATE — 0.3%
Crescent Communities LLC/Crescent Ventures, Inc. 8.88%, 10/15/2021 (a)	1,841,000	1,933,050
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/2019 (a)	3,606,000	3,619,522
5.25%, 12/1/2021 (a) (b)	5,553,000	5,582,431

		11,135,003

REAL ESTATE INVESTMENT TRUSTS — 1.4%
Equinix, Inc. 5.38%, 1/1/2022	10,651,000	10,970,530
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a)	5,475,000	5,502,375
5.75%, 8/15/2024 (b)	216,000	209,790
iStar, Inc.:
4.63%, 9/15/2020 (b)	5,518,450	5,518,450
5.00%, 7/1/2019	4,137,675	4,142,226
5.25%, 9/15/2022 (b)	5,417,000	5,261,261
6.00%, 4/1/2022	2,324,000	2,324,000
RHP Hotel Properties L.P./RHP Finance Corp. 5.00%, 4/15/2021	2,232,000	2,248,740
SBA Communications Corp.:

Security Description	Principal Amount	Value

4.00%, 10/1/2022 (a)	$2,951,000	$2,825,583
4.88%, 7/15/2022	9,272,000	9,341,540
Starwood Property Trust, Inc.:
3.63%, 2/1/2021 (a)	2,330,000	2,296,506
5.00%, 12/15/2021	8,316,000	8,482,320

		59,123,321

RETAIL — 3.1%
1011778 BC ULC/New Red Finance, Inc. 4.63%, 1/15/2022 (a)	10,826,000	10,853,065
Bon-Ton Department Stores, Inc. 8.00%, 6/15/2021 (d)	2,869,167	401,683
Dollar Tree, Inc. 5.75%, 3/1/2023	7,040,000	7,326,528
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp. 8.00%, 6/1/2021 (a) (b)	2,082,000	2,069,092
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.50%, 5/1/2021 (b)	6,654,000	6,379,855
6.75%, 1/15/2022 (b)	1,147,000	1,089,650
GameStop Corp.:
5.50%, 10/1/2019 (a)	151,000	151,951
6.75%, 3/15/2021 (a) (b)	4,954,000	4,948,055
Gap, Inc. 5.95%, 4/12/2021 (b)	9,265,000	9,732,847
Group 1 Automotive, Inc. 5.00%, 6/1/2022 (b)	3,747,000	3,776,227
Guitar Center Escrow Issuer, Inc. 9.50%, 10/15/2021 (a) (b)	5,725,000	5,510,885
Guitar Center, Inc. 6.50%, 4/15/2019 (a)	4,241,000	4,234,639
Hot Topic, Inc. 9.25%, 6/15/2021 (a)	3,235,000	3,190,519
JC Penney Corp., Inc.:
5.65%, 6/1/2020 (b)	190,000	195,700
8.13%, 10/1/2019	125,000	132,500
8.63%, 3/15/2025 (a)	1,442,000	1,357,355
L Brands, Inc.:
5.63%, 2/15/2022	7,820,000	8,093,700
6.63%, 4/1/2021	8,977,000	9,538,062
7.00%, 5/1/2020	4,357,000	4,607,527
Men’s Wearhouse, Inc. 7.00%, 7/1/2022 (b)	4,202,000	4,307,050
Michaels Stores, Inc. 5.88%, 12/15/2020 (a)	3,183,000	3,214,830
Neiman Marcus Group, Ltd. LLC:
8.00%, 10/15/2021 (a) (b)	4,620,000	2,922,150
8.75%, 10/15/2021 (a)	3,557,500	2,254,566
Penske Automotive Group, Inc. 5.75%, 10/1/2022	901,000	920,146
PetSmart, Inc. 7.13%, 3/15/2023 (a) (b)	15,096,000	8,604,720
Rite Aid Corp.:
6.75%, 6/15/2021	9,331,000	9,470,965

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

9.25%, 3/15/2020 (b)	$8,780,000	$8,780,000
Tops Holding LLC/Tops Markets II Corp. 8.00%, 6/15/2022 (a) (d)	3,000,000	1,350,000
TRU Taj LLC/TRU Taj Finance, Inc. 12.00%, 8/15/2021 (a) (d)	1,000,000	772,500
Yum! Brands, Inc.:
3.75%, 11/1/2021	1,034,000	1,021,075
3.88%, 11/1/2020	2,700,000	2,711,813

		129,919,655

SEMICONDUCTORS — 1.1%
Amkor Technology, Inc. 6.38%, 10/1/2022	1,362,000	1,399,455
NXP B.V./NXP Funding LLC:
3.75%, 6/1/2018 (a)	6,532,000	6,542,291
3.88%, 9/1/2022 (a)	5,539,000	5,483,610
4.13%, 6/15/2020 (a)	6,942,000	7,028,775
4.13%, 6/1/2021 (a)	11,920,000	12,069,000
4.63%, 6/15/2022 (a)	8,270,000	8,430,231
STATS ChipPAC Pte, Ltd. 8.50%, 11/24/2020 (a)	2,425,000	2,561,406

		43,514,768

SOFTWARE — 1.5%
Blackboard, Inc. 9.75%, 10/15/2021 (a) (b)	2,926,000	2,487,100
BMC Software Finance, Inc. 8.13%, 7/15/2021 (a)	14,277,333	14,205,946
Boxer Parent Co., Inc. 9.00%, 10/15/2019 (a)	3,667,000	3,646,373
CURO Financial Technologies Corp. 12.00%, 3/1/2022 (a)	827,000	920,038
Infor Software Parent LLC/Infor Software Parent, Inc. 7.13%, 5/1/2021 (a)	6,081,000	6,141,810
Infor US, Inc.:
5.75%, 8/15/2020 (a)	4,681,000	4,774,620
6.50%, 5/15/2022 (b)	13,815,000	14,056,762
Nuance Communications, Inc. 5.38%, 8/15/2020 (a)	4,826,000	4,838,065
Open Text Corp. 5.63%, 1/15/2023 (a)	7,041,000	7,313,839
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 2/1/2023 (a)	4,166,000	4,176,415

		62,560,968

STORAGE & WAREHOUSING — 0.1%
Algeco Global Finance PLC 8.00%, 2/15/2023 (a) (b)	3,564,000	3,559,545

TELECOMMUNICATIONS — 8.9%
Anixter, Inc.:
5.13%, 10/1/2021	4,238,000	4,349,459
5.50%, 3/1/2023	1,158,000	1,197,083

Security Description	Principal Amount	Value

5.63%, 5/1/2019	$1,707,000	$1,743,274
Avanti Communications Group PLC:
10.00%, 10/1/2021 (a)	1,388,251	1,101,924
12.00%, 10/1/2023 (a)	2,393,311	526,528
CenturyLink, Inc.:
Series S, 6.45%, 6/15/2021	10,772,000	10,987,440
Series T, 5.80%, 3/15/2022	14,222,000	13,884,939
Series V, 5.63%, 4/1/2020	7,891,000	7,940,319
CommScope, Inc. 5.00%, 6/15/2021 (a)	4,358,000	4,412,475
Consolidated Communications, Inc. 6.50%, 10/1/2022 (b)	3,782,000	3,375,435
Frontier Communications Corp.:
7.13%, 3/15/2019 (b)	2,917,000	2,917,000
7.13%, 1/15/2023 (b)	5,472,000	3,688,675
8.13%, 10/1/2018 (b)	6,133,000	6,188,197
8.50%, 4/1/2026 (a) (b)	2,860,000	2,763,618
8.75%, 4/15/2022 (b)	3,543,000	2,777,003
10.50%, 9/15/2022 (b)	19,209,000	16,064,487
11.00%, 9/15/2025 (b)	4,040,000	3,035,252
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.50%, 7/1/2022 (a) (b)	5,720,000	6,435,000
HC2 Holdings, Inc. 11.00%, 12/1/2019 (a)	1,822,000	1,874,109
Hughes Satellite Systems Corp.:
6.50%, 6/15/2019	9,894,000	10,215,555
7.63%, 6/15/2021	8,263,350	8,868,227
Inmarsat Finance PLC 4.88%, 5/15/2022 (a) (b)	11,094,000	10,851,319
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020 (b)	18,382,000	17,003,350
7.50%, 4/1/2021 (b)	11,750,000	10,575,000
9.50%, 9/30/2022 (a)	5,540,000	6,315,600
Intelsat Luxembourg SA 7.75%, 6/1/2021 (b)	17,043,000	9,373,650
Iridium Communications, Inc. 10.25%, 4/15/2023 (a) (b)	2,265,000	2,323,041
Level 3 Financing, Inc.:
5.38%, 8/15/2022	8,192,000	8,192,000
5.63%, 2/1/2023	4,475,000	4,473,657
6.13%, 1/15/2021	5,963,775	6,030,867
Level 3 Parent LLC 5.75%, 12/1/2022	5,809,000	5,787,507
Nokia Oyj:
3.38%, 6/12/2022 (b)	4,283,000	4,133,095
5.38%, 5/15/2019	6,557,000	6,688,140
Qwest Corp. 6.75%, 12/1/2021	8,016,000	8,592,150
Sable International Finance, Ltd. 6.88%, 8/1/2022 (a)	7,015,000	7,352,597
SoftBank Group Corp. 4.50%, 4/15/2020 (a)	18,701,000	19,071,280
Sprint Capital Corp. 6.90%, 5/1/2019	10,087,000	10,389,610

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Sprint Communications, Inc.:
6.00%, 11/15/2022 (b)	$15,925,000	$15,666,219
7.00%, 3/1/2020 (a)	8,308,000	8,723,400
7.00%, 8/15/2020 (b)	10,608,000	11,082,178
9.00%, 11/15/2018 (a)	15,946,000	16,494,144
11.50%, 11/15/2021	7,275,000	8,479,922
Sprint Corp. 7.25%, 9/15/2021	16,611,000	17,213,979
Telecom Italia Capital SA:
7.00%, 6/4/2018	11,014,000	11,069,070
7.18%, 6/18/2019	3,419,000	3,579,266
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	8,149,000	8,047,137
T-Mobile USA, Inc. 4.00%, 4/15/2022	5,568,000	5,533,478
Trilogy International Partners LLC/Trilogy International Finance, Inc. 8.88%, 5/1/2022 (a) (b)	4,025,000	4,125,625
Windstream Services LLC/Windstream Finance Corp.:
6.38%, 8/1/2023 (a) (b)	4,550,000	2,593,500
7.75%, 10/15/2020 (b)	1,821,000	1,525,088
8.63%, 10/31/2025 (a)	4,277,000	3,956,225
8.75%, 12/15/2024 (a) (b)	79,000	46,910

		369,635,003

TEXTILES — 0.1%
Springs Industries, Inc. 6.25%, 6/1/2021	5,599,000	5,647,991

TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc.:
2.35%, 5/6/2019	4,076,000	3,989,589
2.35%, 8/15/2021	2,291,000	2,024,786

		6,014,375

TRANSPORTATION — 0.9%
Global Ship Lease, Inc. 9.88%, 11/15/2022 (a)	3,508,000	3,508,000
Hornbeck Offshore Services, Inc.:
5.00%, 3/1/2021 (b)	3,398,000	1,877,395
5.88%, 4/1/2020	3,051,000	2,013,660
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	6,021,000	4,922,168
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	3,990,000	3,157,287
Neovia Logistics Services LLC/SPL Logistics Finance Corp. 8.88%, 8/1/2020 (a) (b)	4,943,000	3,874,076
Teekay Corp. 8.50%, 1/15/2020 (b)	3,600,000	3,723,750

Security Description	Principal Amount	Value

XPO Logistics, Inc. 6.50%, 6/15/2022 (a) (b)	$12,369,000	$12,770,992

		35,847,328

TRUCKING & LEASING — 0.8%
Avolon Holdings Funding, Ltd. 5.50%, 1/15/2023 (a)	1,590,000	1,566,150
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022 (a)	6,090,000	6,166,125
Park Aerospace Holdings, Ltd.:
3.63%, 3/15/2021 (a) (b)	2,809,000	2,703,663
4.50%, 3/15/2023 (a)	7,530,000	7,125,639
5.25%, 8/15/2022 (a)	15,983,000	15,658,545

		33,220,122

TOTAL CORPORATE BONDS & NOTES (Cost $4,148,116,037)		4,030,023,615

	Shares
COMMON STOCKS — 0.1%
CONSTRUCTION & ENGINEERING — 0.0% (e)
Abengoa SA	10,518,618	129,363
Abengoa SA Class A	1,017,249	16,264

		145,627

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (e)
Mood Media Corp. PIK (h) (i)	822,357	690,780

OIL, GAS & CONSUMABLE FUELS — 0.1%
Amplify Energy Corp. (i)	57,652	586,321
Vanguard Natural Resources, Inc. (i)	12,052	112,686
VNR Finance Corp. (h)	67,569	631,770

		1,330,777

TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
Erickson, Inc. (h)	7,423	255,070

TOTAL COMMON STOCKS (Cost $14,224,057)		2,422,254

WARRANTS — 0.0% (e)
ADVERTISING SERVICES — 0.0% (e)
Affinion Group, Inc. (expiring 11/20/22) (b) (j)	11,802	—

OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Comstock Resources, Inc. (expiring 9/6/18) (h) (i)	14,438	105,397

TOTAL WARRANTS (Cost $0)		105,397

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

CONVERTIBLE PREFERRED STOCKS — 0.0%
DIVERSIFIED FINANCIAL SERVICES — 0.0% (e)
Ditech Holding Corp. Zero Coupon,	608	$653,600

SHORT-TERM INVESTMENTS — 11.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (k) (l)	63,180,703	63,180,703
State Street Navigator Securities Lending Government Money Market Portfolio (k) (m)	401,185,764	401,185,764

TOTAL SHORT-TERM INVESTMENTS (Cost $464,366,467)		464,366,467

TOTAL INVESTMENTS — 108.4% (Cost $4,627,638,730)		4,497,571,333

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.4)%		(348,470,397)

NET ASSETS — 100.0%		$4,149,100,936

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 37.0% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Variable rate security - Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Amount is less than 0.05% of net assets.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2018. Maturity date shown is the final maturity.
(g)	When-issued security.
(h)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $1,683,017 representing 0.1% of net assets.
(i)	Non-income producing security.
(j)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the securities is $0, representing less than 0.05% of the Fund’s net assets.
(k)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(l)	The rate shown is the annualized seven-day yield at March 31, 2018.
(m)	Investment of cash collateral for securities loaned.

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

PIK = Payment in Kind

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Corporate Bonds & Notes
Advertising	$—	$19,214,905	$—	$19,214,905
Aerospace & Defense	—	56,009,782	—	56,009,782
Agriculture	—	5,932,978	—	5,932,978
Airlines	—	31,840,035	—	31,840,035
Apparel	—	2,667,875	—	2,667,875
Auto Manufacturers	—	39,119,595	—	39,119,595
Auto Parts & Equipment	—	19,486,786	—	19,486,786
Banks	—	58,470,201	—	58,470,201
Beverages	—	4,715,089	—	4,715,089
Biotechnology	—	8,334,270	—	8,334,270
Chemicals	—	121,092,614	—	121,092,614
Coal	—	27,631,581	—	27,631,581

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Commercial Services	$—	$154,145,370	$—	$154,145,370
Construction Materials	—	19,143,093	—	19,143,093
Distribution & Wholesale	—	12,648,385	—	12,648,385
Diversified Financial Services	—	348,565,035	—	348,565,035
Electric	—	74,815,672	—	74,815,672
Electrical Components & Equipment	—	7,573,639	—	7,573,639
Electronics	—	1,730,836	—	1,730,836
Energy-Alternate Sources	—	9,853,089	—	9,853,089
Engineering & Construction	—	4,157,412	—	4,157,412
Entertainment	—	66,160,474	—	66,160,474
Environmental Control	—	27,359,736	—	27,359,736
Food	—	42,357,365	—	42,357,365
Forest Products & Paper	—	5,332,297	—	5,332,297
Gas	—	7,985,375	—	7,985,375
Health Care Products	—	53,134,304	—	53,134,304
Health Care Services	—	322,399,362	—	322,399,362
Holding Companies-Divers	—	11,874,988	—	11,874,988
Home Builders	—	90,842,318	—	90,842,318
Household Products	—	28,216,989	—	28,216,989
Household Products & Wares	—	3,146,489	—	3,146,489
Insurance	—	33,393,305	—	33,393,305
Internet	—	27,878,873	—	27,878,873
Iron/Steel	—	51,142,532	—	51,142,532
IT Services	—	117,009,276	—	117,009,276
Leisure Time	—	12,791,412	—	12,791,412
Lodging	—	72,252,815	—	72,252,815
Machinery, Construction & Mining	—	9,457,262	—	9,457,262
Machinery-Diversified	—	8,079,445	—	8,079,445
Media	—	370,804,699	—	370,804,699
Mining	—	123,603,436	—	123,603,436
Miscellaneous Manufacturer	—	66,430,932	—	66,430,932
Oil & Gas	—	358,791,888	—	358,791,888
Oil & Gas Services	—	59,670,096	—	59,670,096
Packaging & Containers	—	97,908,217	—	97,908,217
Pharmaceuticals	—	70,955,379	—	70,955,379
Pipelines	—	103,718,030	—	103,718,030
Real Estate	—	11,135,003	—	11,135,003
Real Estate Investment Trusts	—	59,123,321	—	59,123,321
Retail	—	129,919,655	—	129,919,655
Semiconductors	—	43,514,768	—	43,514,768
Software	—	62,560,968	—	62,560,968
Storage & Warehousing	—	3,559,545	—	3,559,545
Telecommunications	—	369,635,003	—	369,635,003
Textiles	—	5,647,991	—	5,647,991
Toys/Games/Hobbies	—	6,014,375	—	6,014,375
Transportation	—	35,847,328	—	35,847,328
Trucking & Leasing	—	33,220,122	—	33,220,122
Common Stocks
Construction & Engineering	145,627	—	—	145,627
Electronic Equipment, Instruments & Components	—	690,780	—	690,780
Oil, Gas & Consumable Fuels	699,007	631,770	—	1,330,777

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Transportation Infrastructure	$—	$255,070	$—		$255,070
Convertible Preferred Stocks
Diversified Financial Services	653,600	—	—		653,600
Warrants
Oil, Gas & Consumable Fuels	—	105,397	—		105,397
Advertising Services	—	—	0	(a)	—
Short-Term Investments	464,366,467	—	—		464,366,467

TOTAL INVESTMENTS	$465,864,701	$4,031,706,632	$0		$4,497,571,333

(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2018.

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	88,095,378	$88,095,378	$909,716,502	$934,631,177	$—	$—	63,180,703	$63,180,703	$393,764	$—
State Street Navigator Securities Lending Government Money Market Portfolio	259,642,925	259,642,925	860,832,045	719,289,206	—	—	401,185,764	401,185,764	2,612,970	—

Total		$347,738,303	$1,770,548,547	$1,653,920,383	$—	$—		$464,366,467	$3,006,734	$—

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description		Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.7%
AUSTRALIA — 4.2%
Australia Government Bond:
Series 146, 1.75%, 11/21/2020	AUD	6,705,000	$5,101,658
Series 143, 2.75%, 10/21/2019	AUD	3,530,000	2,740,823
Series 126, 4.50%, 4/15/2020	AUD	4,320,000	3,476,121

			11,318,602

AUSTRIA — 2.8%
Austria Government Bond:
0.25%, 10/18/2019 (a)	EUR	1,320,000	1,644,296
1.95%, 6/18/2019 (a)	EUR	1,405,000	1,780,573
3.90%, 7/15/2020 (a)	EUR	2,930,000	3,962,330

			7,387,199

BELGIUM — 3.1%
Belgium Government Bond:
Series 67, 3.00%, 9/28/2019	EUR	2,370,000	3,069,807
Series 58, 3.75%, 9/28/2020 (a)	EUR	3,810,000	5,176,851

			8,246,658

CANADA — 4.6%
Canadian Government Bond:
0.75%, 5/1/2019	CAD	1,605,000	1,233,407
0.75%, 8/1/2019	CAD	1,315,000	1,007,345
0.75%, 9/1/2020	CAD	2,205,000	1,666,444
0.75%, 3/1/2021	CAD	1,240,000	930,829
1.25%, 11/1/2019	CAD	1,305,000	1,004,787
1.25%, 2/1/2020	CAD	1,670,000	1,283,086
1.50%, 3/1/2020	CAD	2,030,000	1,565,883
1.75%, 9/1/2019	CAD	1,390,000	1,078,664
1.75%, 5/1/2020	CAD	1,490,000	1,153,989
3.50%, 6/1/2020	CAD	450,000	361,365
3.75%, 6/1/2019	CAD	1,300,000	1,032,619

			12,318,418

CHILE — 0.3%
Bonos del Banco Central de Chile en Pesos:
Series 5YR, 4.50%, 4/1/2020	CLP	95,000,000	160,958
4.50%, 6/1/2020	CLP	205,000,000	347,947
Series 10YR, 6.00%, 2/1/2021	CLP	90,000,000	158,656
Chile Government International Bond
5.50%, 8/5/2020	CLP	50,000,000	86,267

			753,828

Security Description		Principal Amount	Value

CZECH REPUBLIC — 1.3%
Czech Republic Government Bond:
Series 98, 0.01%, 7/17/2019	CZK	19,400,000	$933,321
Series 101., 0.01%, 2/10/2020	CZK	8,770,000	421,235
Series 76, 1.50%, 10/29/2019	CZK	14,550,000	714,646
Series 46, 3.75%, 9/12/2020	CZK	13,720,000	712,990
Series 56, 5.00%, 4/11/2019	CZK	12,940,000	655,574

			3,437,766

DENMARK — 1.5%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2020	DKK	6,840,000	1,149,505
4.00%, 11/15/2019	DKK	15,595,000	2,765,926

			3,915,431

FINLAND — 1.7%
Finland Government Bond:
0.38%, 9/15/2020 (a)	EUR	1,110,000	1,392,191
3.38%, 4/15/2020 (a)	EUR	1,465,000	1,945,116
4.38%, 7/4/2019 (a)	EUR	825,000	1,078,065

			4,415,372

FRANCE — 5.9%
France Government Bond OAT:
0.01%, 2/25/2020	EUR	1,375,000	1,707,209
0.01%, 5/25/2020	EUR	1,000,000	1,242,495
0.01%, 2/25/2021	EUR	850,000	1,055,973
0.25%, 11/25/2020	EUR	1,050,000	1,313,459
0.50%, 11/25/2019	EUR	1,288,000	1,612,085
1.00%, 5/25/2019	EUR	830,000	1,039,189
2.50%, 10/25/2020	EUR	1,600,000	2,116,279
3.50%, 4/25/2020	EUR	1,480,000	1,971,053
3.75%, 10/25/2019	EUR	1,250,000	1,641,687
4.25%, 4/25/2019	EUR	1,120,000	1,447,961
8.50%, 10/25/2019	EUR	505,000	709,744

			15,857,134

GERMANY — 4.7%
Bundesrepublik Deutschland:
0.01%, 6/14/2019	EUR	550,000	681,764
0.01%, 9/13/2019	EUR	825,000	1,024,266
0.01%, 12/13/2019	EUR	870,000	1,081,700
0.01%, 3/13/2020	EUR	100,000	124,452
Federal Republic of Germany:
Series 171, 0.01%, 4/17/2020	EUR	1,000,000	1,244,852
Series 170, 0.25%, 10/11/2019	EUR	630,000	785,449

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description		Principal Amount	Value

Series 172, 0.25%, 10/16/2020	EUR	1,350,000	$1,694,115
Series 169, 0.50%, 4/12/2019	EUR	700,000	871,347
2.25%, 9/4/2020	EUR	485,000	637,362
2.50%, 1/4/2021	EUR	800,000	1,066,217
3.00%, 7/4/2020	EUR	850,000	1,130,142
Series 09, 3.25%, 1/4/2020	EUR	950,000	1,248,969
Series 09, 3.50%, 7/4/2019	EUR	765,000	990,135

			12,580,770

HONG KONG — 0.2%
Hong Kong Government Bond Programme:
0.91%, 11/5/2020	HKD	1,650,000	206,827
1.06%, 2/5/2020	HKD	2,300,000	291,197
2.93%, 1/13/2020	HKD	1,100,000	143,781

			641,805

HUNGARY — 1.0%
Hungary Government Bond:
Series 20/C, 1.00%, 9/23/2020	HUF	119,550,000	477,320
Series 19/C, 2.00%, 10/30/2019	HUF	87,800,000	356,228
Series 20/B, 3.50%, 6/24/2020	HUF	139,500,000	588,334
Series 19/A, 6.50%, 6/24/2019	HUF	119,000,000	505,421
Series 20/A, 7.50%, 11/12/2020	HUF	146,500,000	681,088

			2,608,391

IRELAND — 3.0%
Ireland Government Bond:
4.40%, 6/18/2019	EUR	1,170,000	1,524,553
4.50%, 4/18/2020	EUR	2,460,000	3,334,906
5.00%, 10/18/2020	EUR	1,320,000	1,849,724
5.90%, 10/18/2019	EUR	1,020,000	1,379,629

			8,088,812

ISRAEL — 0.9%
Israel Government Bond:
Series 0121, 0.50%, 1/31/2021	ILS	860,000	245,265
Series 0519, 2.25%, 5/31/2019	ILS	3,675,000	1,071,956
Series 0120, 5.00%, 1/31/2020	ILS	3,480,000	1,077,492

			2,394,713

ITALY — 6.1%
Italy Buoni Poliennali Del Tesoro:
0.05%, 10/15/2019	EUR	930,000	1,150,491
0.35%, 6/15/2020	EUR	1,020,000	1,269,626
Italy Certificati di Credito del Tesoro:

Security Description		Principal Amount	Value

0.01%, 5/30/2019	EUR	390,000	$481,559
0.01%, 10/30/2019	EUR	1,175,000	1,451,739
0.01%, 3/30/2020	EUR	270,000	333,412
Republic of Italy:
0.10%, 4/15/2019	EUR	825,000	1,019,870
0.20%, 10/15/2020	EUR	815,000	1,010,051
0.65%, 11/1/2020	EUR	650,000	815,151
0.70%, 5/1/2020	EUR	630,000	789,713
1.05%, 12/1/2019	EUR	650,000	817,469
1.50%, 8/1/2019	EUR	600,000	756,466
2.50%, 5/1/2019	EUR	620,000	786,211
3.75%, 3/1/2021	EUR	1,000,000	1,364,888
4.00%, 9/1/2020	EUR	850,000	1,150,441
4.25%, 9/1/2019	EUR	700,000	917,198
4.25%, 3/1/2020	EUR	700,000	935,377
4.50%, 2/1/2020	EUR	850,000	1,137,378

			16,187,040

JAPAN — 23.0%
Government of Japan 2 Year Bond:
Series 375, 0.10%, 4/15/2019	JPY	55,000,000	518,443
Series 377, 0.10%, 6/15/2019	JPY	248,000,000	2,338,522
Series 378, 0.10%, 7/15/2019	JPY	185,000,000	1,744,793
Series 379, 0.10%, 8/15/2019	JPY	85,000,000	801,829
Series 380, 0.10%, 9/15/2019	JPY	171,000,000	1,613,462
Series 381, 0.10%, 10/15/2019	JPY	344,500,000	3,251,160
Series 382, 0.10%, 11/15/2019	JPY	113,500,000	1,071,350
Series 383, 0.10%, 12/15/2019	JPY	160,000,000	1,510,575
Series 376, 0.10%, 5/15/2019	JPY	174,000,000	1,640,410
Government of Japan 5 Year Bond:
Series 119, 0.10%, 6/20/2019	JPY	100,000,000	942,859
Series 121, 0.10%, 9/20/2019	JPY	70,000,000	660,435
Series 122, 0.10%, 12/20/2019	JPY	610,000,000	5,758,836
Series 123, 0.10%, 3/20/2020	JPY	457,000,000	4,317,071
Series 124, 0.10%, 6/20/2020	JPY	375,000,000	3,544,076
Series 125, 0.10%, 9/20/2020	JPY	400,000,000	3,782,078
Series 126, 0.10%, 12/20/2020	JPY	448,000,000	4,237,823
Series 127, 0.10%, 3/20/2021	JPY	606,000,000	5,735,888

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description		Principal Amount	Value

Series 118, 0.20%, 6/20/2019	JPY	150,000,000	$1,416,037
Series 120, 0.20%, 9/20/2019	JPY	178,000,000	1,681,853
Government of Japan 10 Year Bond:
Series 311, 0.80%, 9/20/2020	JPY	125,000,000	1,202,280
Series 310, 1.00%, 9/20/2020	JPY	150,000,000	1,449,718
Series 309, 1.10%, 6/20/2020	JPY	98,000,000	946,725
Series 312, 1.20%, 12/20/2020	JPY	300,000,000	2,922,454
Series 304, 1.30%, 9/20/2019	JPY	70,000,000	672,132
Series 305, 1.30%, 12/20/2019	JPY	175,000,000	1,686,072
Series 307, 1.30%, 3/20/2020	JPY	85,000,000	821,755
Series 302, 1.40%, 6/20/2019	JPY	25,000,000	239,483
Series 303, 1.40%, 9/20/2019	JPY	100,000,000	961,570
Series 306, 1.40%, 3/20/2020	JPY	175,000,000	1,695,089
Series 301, 1.50%, 6/20/2019	JPY	100,000,000	959,050
Government of Japan 20 Year Bond:
Series 45, 2.40%, 3/20/2020	JPY	50,000,000	493,536
Series 48, 2.50%, 12/21/2020	JPY	50,000,000	503,756
Series 43, 2.90%, 9/20/2019	JPY	30,000,000	294,643

			61,415,763

LATVIA — 0.1%
Republic of Latvia Series REGS, 2.63%, 1/21/2021	EUR	280,000	370,013

MALAYSIA — 2.2%
Malaysia Government Bond:
Series 0517, 3.44%, 2/15/2021	MYR	1,100,000	284,345
Series 0612, 3.49%, 3/31/2020	MYR	1,000,000	258,807
Series 0414, 3.65%, 10/31/2019	MYR	3,200,000	831,999
Series 0315, 3.66%, 10/15/2020	MYR	2,900,000	754,576
Series 0613, 3.89%, 7/31/2020	MYR	1,550,000	405,176
Series 0902, 4.38%, 11/29/2019	MYR	2,000,000	525,903
Series 3/04, 5.73%, 7/30/2019	MYR	700,000	186,894

Security Description		Principal Amount	Value

Malaysia Government Investment Issue:
Series 0416, 3.23%, 4/15/2020	MYR	2,985,000	$766,118
Series 0713, 3.56%, 4/30/2019	MYR	2,000,000	518,126
Series 0712, 3.58%, 5/15/2020	MYR	1,550,000	400,341
Series 0312, 3.70%, 9/30/2019	MYR	430,000	111,554
Series 0215, 3.80%, 8/27/2020	MYR	1,710,000	444,019
Series 0109, 3.91%, 8/13/2019	MYR	800,000	208,179
Series 0610, 4.00%, 11/30/2020	MYR	650,000	169,292

			5,865,329

MEXICO — 2.0%
Mexican Bonos:
Series M, 5.00%, 12/11/2019	MXN	39,330,000	2,074,136
Series M, 8.00%, 6/11/2020	MXN	56,500,000	3,144,295

			5,218,431

NETHERLANDS — 4.3%
Kingdom of Netherlands:
0.25%, 1/15/2020	EUR	3,790,000	4,735,058
3.50%, 7/15/2020 (a)	EUR	2,578,000	3,466,437
4.00%, 7/15/2019 (a)	EUR	2,430,000	3,168,118

			11,369,613

NEW ZEALAND — 0.4%
New Zealand Government Bond Series 0420, 3.00%, 4/15/2020	NZD	1,450,000	1,069,256

NORWAY — 0.8%
Norway Government Bond Series 473, 4.50%, 5/22/2019 (a)	NOK	16,195,000	2,148,414

POLAND — 2.6%
Poland Government Bond:
Series 0419, 0.01%, 4/25/2019	PLN	3,190,000	918,360
Series 0720, 0.01%, 7/25/2020	PLN	2,520,000	709,437
Series 0420, 1.50%, 4/25/2020	PLN	7,075,000	2,064,893
Series 0719, 3.25%, 7/25/2019	PLN	4,100,000	1,226,182
Series 1020, 5.25%, 10/25/2020	PLN	2,800,000	892,080
Series 1019, 5.50%, 10/25/2019	PLN	3,335,000	1,035,463

			6,846,415

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description		Principal Amount	Value

PORTUGAL — 1.8%
Portugal Obrigacoes do Tesouro OT:
4.75%, 6/14/2019 (a)	EUR	1,555,000	$2,027,206
4.80%, 6/15/2020 (a)	EUR	2,135,000	2,915,853

			4,943,059

RUSSIA — 0.8%
Russian Federal Bond - OFZ:
Series 6214, 6.40%, 5/27/2020	RUB	44,040,000	768,594
Series 6216, 6.70%, 5/15/2019	RUB	45,800,000	801,149
Series 6210, 6.80%, 12/11/2019	RUB	30,800,000	540,784

			2,110,527

SINGAPORE — 1.2%
Singapore Government Bond:
1.63%, 10/1/2019	SGD	1,285,000	977,554
2.00%, 7/1/2020	SGD	515,000	393,604
2.50%, 6/1/2019	SGD	1,400,000	1,076,451
3.25%, 9/1/2020	SGD	960,000	755,013

			3,202,622

SLOVAKIA — 0.5%
Slovakia Government Bond:
Series 214, 4.00%, 4/27/2020	EUR	750,000	1,006,462
Series 204, 5.30%, 5/12/2019	EUR	50,000	65,406
Slovakia Government International Bond Series EMTN, 4.00%, 3/26/2021	EUR	250,000	347,833

			1,419,701

SLOVENIA — 0.3%
Slovenia Government Bond:
Series RS67, 4.13%, 1/26/2020	EUR	350,000	466,156
Series RS69, 4.38%, 1/18/2021	EUR	320,000	444,538

			910,694

SOUTH KOREA — 4.5%
Korea Treasury Bond:
Series 1912, 1.25%, 12/10/2019	KRW	1,563,000,000	1,446,223
Series 1906, 1.50%, 6/10/2019	KRW	1,800,000,000	1,679,512
Series 2003, 2.00%, 3/10/2020	KRW	7,152,000,000	6,693,343
Series 1909, 2.75%, 9/10/2019	KRW	2,260,000,000	2,141,971

			11,961,049

Security Description		Principal Amount	Value

SPAIN — 4.5%
Kingdom of Spain:
0.05%, 1/31/2021	EUR	550,000	$681,726
1.15%, 7/30/2020	EUR	1,125,000	1,430,613
1.40%, 1/31/2020	EUR	1,350,000	1,713,590
2.75%, 4/30/2019	EUR	1,210,000	1,538,282
4.00%, 4/30/2020 (a)	EUR	1,400,000	1,876,745
4.30%, 10/31/2019 (a)	EUR	1,300,000	1,716,542
4.60%, 7/30/2019 (a)	EUR	1,225,000	1,606,000
4.85%, 10/31/2020 (a)	EUR	1,090,000	1,517,863

			12,081,361

SWEDEN — 0.9%
Kingdom of Sweden Series 1047, 5.00%, 12/1/2020	SEK	18,520,000	2,535,896

SWITZERLAND — 0.8%
Switzerland Government Bond:
2.25%, 7/6/2020	CHF	1,010,000	1,129,922
3.00%, 5/12/2019	CHF	1,045,000	1,137,867

			2,267,789

THAILAND — 1.1%
Thailand Government Bond:
2.55%, 6/26/2020	THB	34,350,000	1,124,982
3.88%, 6/13/2019	THB	42,250,000	1,392,951
Series 05-3, 5.38%, 12/3/2019	THB	1,500,000	51,094
Series 04-5, 5.50%, 8/13/2019	THB	10,700,000	361,015

			2,930,042

UNITED KINGDOM — 4.6%
United Kingdom Treasury Bond:
1.50%, 1/22/2021	GBP	1,565,000	2,233,362
1.75%, 7/22/2019	GBP	1,495,000	2,124,655
2.00%, 7/22/2020	GBP	1,445,000	2,081,344
3.75%, 9/7/2019	GBP	1,375,000	2,011,374
3.75%, 9/7/2020	GBP	1,115,000	1,674,440
4.75%, 3/7/2020	GBP	1,395,000	2,106,412

			12,231,587

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $249,794,137)			261,049,500

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d) (Cost $7,130)	7,130	$7,130

TOTAL INVESTMENTS — 97.7% (Cost $249,801,267)		261,056,630

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%		6,190,127

NET ASSETS — 100.0%		$267,246,757

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 14.0% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.

        EMTN = Euro Medium Term Note

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

HUF — Hungary Forint

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Foreign Government Obligations
Australia	$—	$11,318,602	$—	$11,318,602
Austria	—	7,387,199	—	7,387,199
Belgium	—	8,246,658	—	8,246,658
Canada	—	12,318,418	—	12,318,418
Chile	—	753,828	—	753,828
Czech Republic	—	3,437,766	—	3,437,766
Denmark	—	3,915,431	—	3,915,431
Finland	—	4,415,372	—	4,415,372
France.	—	15,857,134	—	15,857,134
Germany	—	12,580,770	—	12,580,770
Hong Kong	—	641,805	—	641,805
Hungary	—	2,608,391	—	2,608,391
Ireland	—	8,088,812	—	8,088,812
Israel	—	2,394,713	—	2,394,713
Italy	—	16,187,040	—	16,187,040
Japan	—	61,415,763	—	61,415,763
Latvia	—	370,013	—	370,013
Malaysia	—	5,865,329	—	5,865,329
Mexico	—	5,218,431	—	5,218,431
Netherlands	—	11,369,613	—	11,369,613
New Zealand	—	1,069,256	—	1,069,256
Norway	—	2,148,414	—	2,148,414
Poland	—	6,846,415	—	6,846,415

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Portugal	$—	$4,943,059	$—	$4,943,059
Russia	—	2,110,527	—	2,110,527
Singapore	—	3,202,622	—	3,202,622
Slovakia	—	1,419,701	—	1,419,701
Slovenia	—	910,694	—	910,694
South Korea	—	11,961,049	—	11,961,049
Spain	—	12,081,361	—	12,081,361
Sweden	—	2,535,896	—	2,535,896
Switzerland	—	2,267,789	—	2,267,789
Thailand	—	2,930,042	—	2,930,042
United Kingdom	—	12,231,587	—	12,231,587
Short-Term Investment	7,130	—	—	7,130

TOTAL INVESTMENTS	$7,130	$261,049,500	$—	$261,056,630

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	93,298	$93,298	$24,789,662	$24,875,830	$—	$—	7,130	$7,130	$1,645	$—

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS TIPS ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 99.3%
Treasury Inflation Protected Indexed Bonds:
0.63%, 2/15/2043	$22,973,174	$21,678,865
0.75%, 2/15/2042	23,505,529	22,912,720
0.75%, 2/15/2045	22,429,808	21,647,008
0.88%, 2/15/2047	17,737,780	17,620,888
1.00%, 2/15/2046	19,749,596	20,243,534
1.00%, 2/15/2048	8,184,457	8,402,163
1.38%, 2/15/2044	22,687,850	25,249,308
1.75%, 1/15/2028	17,139,226	18,850,578
2.00%, 1/15/2026	23,140,539	25,557,337
2.13%, 2/15/2040	16,096,884	20,330,525
2.13%, 2/15/2041	25,153,515	31,961,817
2.38%, 1/15/2025	34,112,857	38,203,330
2.38%, 1/15/2027	18,768,967	21,507,547
2.50%, 1/15/2029	15,135,555	17,938,811
3.38%, 4/15/2032	6,566,832	8,844,012
3.63%, 4/15/2028	23,828,950	30,561,582
3.88%, 4/15/2029	27,204,047	36,224,365
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2019	48,954,462	48,927,537
0.13%, 4/15/2020	49,096,396	48,917,194
0.13%, 4/15/2021	43,562,416	43,201,719
0.13%, 1/15/2022	41,886,953	41,447,140
0.13%, 4/15/2022	41,963,462	41,377,233
0.13%, 7/15/2022	40,943,620	40,540,735
0.13%, 1/15/2023	40,790,838	40,114,118
0.13%, 7/15/2024	39,657,874	38,750,501
0.13%, 7/15/2026	35,295,963	33,930,362
0.25%, 1/15/2025	39,752,064	38,880,301
0.38%, 7/15/2023	40,458,723	40,334,110
0.38%, 7/15/2025	39,704,027	39,206,536

Security Description	Principal Amount	Value

0.38%, 1/15/2027	$36,580,186	$35,658,731
0.38%, 7/15/2027	34,659,212	33,825,311
0.50%, 1/15/2028 (a)	24,174,449	23,748,737
0.63%, 7/15/2021	36,518,635	36,966,719
0.63%, 1/15/2024	40,352,941	40,574,075
0.63%, 1/15/2026	41,003,845	41,005,895
1.13%, 1/15/2021	38,504,947	39,390,945
1.25%, 7/15/2020	34,096,323	35,013,174
1.38%, 1/15/2020	20,149,868	20,590,143
1.88%, 7/15/2019	15,976,275	16,408,274

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,211,959,075)		1,206,543,880

	Shares
SHORT-TERM INVESTMENT — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio (b) (c) (Cost $12,552,000)	12,552,000	12,552,000

TOTAL INVESTMENTS — 100.3% (Cost $1,224,511,075)		1,219,095,880

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(3,382,910)

NET ASSETS — 100.0%		$1,215,712,970

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

U.S. Treasury Obligations	$—	$1,207,311,419	$—	$1,207,311,419
Short-Term Investment	12,552,000	—	—	12,552,000

TOTAL INVESTMENTS	$12,552,000	$1,207,311,419	$—	$1,219,863,419

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS TIPS ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	75,605	$75,605	$38,922,605	$38,998,210	$—	$—	—	$—	$8,767	$—
State Street Navigator Securities Lending Government Money Market Portfolio	36,630	36,630	66,707,724	54,192,354	—	—	12,552,000	12,552,000	1,968	—

Total		$112,235	$105,630,329	$93,190,564	$—	$—		$12,552,000	$10,735	$—

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 99.1%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc. 4.00%, 3/15/2022	$25,000	$25,366
Lamar Media Corp.:
5.00%, 5/1/2023	11,000	11,055
5.75%, 2/1/2026	75,000	77,531
Omnicom Group, Inc. 6.25%, 7/15/2019	25,000	26,048
WPP Finance 2010 3.63%, 9/7/2022	28,000	28,018

		168,018

AEROSPACE & DEFENSE — 1.3%
Arconic, Inc.:
5.13%, 10/1/2024	50,000	50,844
5.87%, 2/23/2022	75,000	79,222
5.95%, 2/1/2037	75,000	77,670
6.15%, 8/15/2020	25,000	26,281
6.75%, 1/15/2028	50,000	55,500
BAE Systems Holdings, Inc.:
2.85%, 12/15/2020 (a)	9,000	8,915
6.38%, 6/1/2019 (a)	50,000	52,040
Harris Corp.:
3.83%, 4/27/2025	20,000	20,117
5.05%, 4/27/2045	50,000	55,140
5.55%, 10/1/2021	40,000	42,835
L3 Technologies, Inc.:
4.75%, 7/15/2020	25,000	25,793
5.20%, 10/15/2019	25,000	25,771
Lockheed Martin Corp.:
2.50%, 11/23/2020	50,000	49,543
3.35%, 9/15/2021	15,000	15,098
3.55%, 1/15/2026	20,000	19,833
4.50%, 5/15/2036	25,000	26,523
4.70%, 5/15/2046	50,000	54,260
Meccanica Holdings USA, Inc. 6.25%, 1/15/2040 (a)	50,000	55,250
Northrop Grumman Corp.:
2.08%, 10/15/2020	5,000	4,893
3.25%, 8/1/2023	25,000	24,833
4.75%, 6/1/2043	25,000	26,779
Orbital ATK, Inc. 5.25%, 10/1/2021	25,000	25,469
Rockwell Collins, Inc.:
2.80%, 3/15/2022	11,000	10,723
3.10%, 11/15/2021	50,000	49,878

		883,210

AGRICULTURE — 0.9%
Bunge, Ltd. Finance Corp.:
3.25%, 8/15/2026	25,000	23,504
3.75%, 9/25/2027	35,000	33,825
8.50%, 6/15/2019	75,000	79,688
Reynolds American, Inc.:
3.25%, 6/12/2020	100,000	100,010

Security Description	Principal Amount	Value

4.45%, 6/12/2025	$50,000	$51,434
5.85%, 8/15/2045	125,000	146,230
6.88%, 5/1/2020	112,000	120,117
Vector Group, Ltd. 6.13%, 2/1/2025 (a)	65,000	65,000

		619,808

AIRLINES — 0.3%
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a)	50,000	50,500
5.50%, 10/1/2019 (a)	50,000	51,160
Southwest Airlines Co.:
2.75%, 11/6/2019	20,000	19,964
3.00%, 11/15/2026	20,000	18,814
United Continental Holdings, Inc.:
5.00%, 2/1/2024	50,000	49,375
6.38%, 6/1/2018	43,000	43,107

		232,920

APPAREL — 0.1%
Hanesbrands, Inc. 4.63%, 5/15/2024 (a)	81,000	79,380
Under Armour, Inc. 3.25%, 6/15/2026	10,000	8,834

		88,214

AUTO MANUFACTURERS — 2.0%
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023	200,000	204,000
Ford Holdings LLC 9.30%, 3/1/2030	75,000	102,141
Ford Motor Co.:
6.38%, 2/1/2029	30,000	33,580
7.45%, 7/16/2031	75,000	90,871
Ford Motor Credit Co. LLC:
3.20%, 1/15/2021	200,000	198,353
3.34%, 3/18/2021	85,000	84,496
General Motors Co.:
6.60%, 4/1/2036	50,000	57,303
6.75%, 4/1/2046	47,000	54,561
General Motors Financial Co., Inc.:
2.45%, 11/6/2020	100,000	97,743
3.20%, 7/6/2021	25,000	24,721
3.95%, 4/13/2024	50,000	49,576
4.00%, 10/6/2026	50,000	48,523
4.20%, 3/1/2021	50,000	50,934
4.38%, 9/25/2021	25,000	25,697
5.25%, 3/1/2026	72,000	76,047
Hyundai Capital America:
2.00%, 7/1/2019 (a)	3,000	2,958
2.60%, 3/19/2020 (a)	39,000	38,454
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)	100,000	102,000

		1,341,958

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

AUTO PARTS & EQUIPMENT — 1.0%
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	$50,000	$49,565
Aptiv PLC:
4.25%, 1/15/2026	70,000	71,485
4.40%, 10/1/2046	13,000	12,540
BorgWarner, Inc. 4.63%, 9/15/2020	10,000	10,349
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	20,000	20,375
Dana, Inc. 5.50%, 12/15/2024	25,000	25,344
Delphi Technologies PLC 5.00%, 10/1/2025 (a)	153,000	146,497
Goodyear Tire & Rubber Co.:
5.00%, 5/31/2026	45,000	43,763
5.13%, 11/15/2023	25,000	25,158
Lear Corp. 5.25%, 1/15/2025	12,000	12,721
Tenneco, Inc. 5.00%, 7/15/2026	55,000	53,367
ZF North America Capital, Inc.:
4.50%, 4/29/2022 (a)	100,000	101,000
4.75%, 4/29/2025 (a)	75,000	75,937

		648,101

BANKS — 6.5%
Bank of America Corp.:
7.75%, 5/14/2038	50,000	69,227
Series MTN, 4.20%, 8/26/2024	75,000	76,176
Series MTN, 4.25%, 10/22/2026	75,000	75,526
Series MTN, 4.45%, 3/3/2026	61,000	62,314
Barclays PLC:
2.88%, 6/8/2020	30,000	29,680
4.38%, 1/12/2026	200,000	200,207
4.95%, 1/10/2047	30,000	30,769
BPCE SA 4.50%, 3/15/2025 (a)	50,000	50,206
Capital One Financial Corp.:
3.75%, 4/24/2024	50,000	49,635
4.20%, 10/29/2025	50,000	49,543
Capital One NA 2.35%, 1/31/2020	100,000	98,380
CIT Group, Inc.:
3.88%, 2/19/2019	100,000	100,375
4.13%, 3/9/2021	45,000	45,225
5.00%, 8/15/2022	62,000	63,395
5.25%, 3/7/2025	85,000	87,023
Citigroup, Inc.:
3.50%, 5/15/2023	20,000	19,761
4.60%, 3/9/2026	70,000	71,802
4.75%, 5/18/2046	50,000	50,807
5.30%, 5/6/2044	25,000	27,420
5.50%, 9/13/2025	25,000	27,068
6.13%, 8/25/2036	50,000	59,161
Citizens Bank NA/Providence RI Series BKNT, 2.55%, 5/13/2021	105,000	102,501

Security Description	Principal Amount	Value

Citizens Financial Group, Inc. 4.30%, 12/3/2025	$50,000	$50,568
Comerica, Inc. 3.80%, 7/22/2026	25,000	24,572
Credit Suisse AG 5.40%, 1/14/2020	150,000	155,366
Credit Suisse Group AG:
3.57%, 1/9/2023 (a)	100,000	99,408
4.28%, 1/9/2028 (a)	25,000	25,059
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 6/9/2023	75,000	75,142
Deutsche Bank AG:
2.70%, 7/13/2020	100,000	97,881
3.70%, 5/30/2024	125,000	120,661
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (b)	100,000	92,750
Series GMTN, 3.38%, 5/12/2021	96,000	94,886
Discover Bank 3.35%, 2/6/2023	250,000	246,032
Fifth Third Bancorp 2.30%, 3/1/2019	45,000	44,816
Goldman Sachs Group, Inc.:
6.45%, 5/1/2036	91,000	110,568
6.75%, 10/1/2037	125,000	156,589
Huntington Bancshares, Inc. 2.30%, 1/14/2022	40,000	38,319
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (a)	200,000	201,200
KeyCorp. Series MTN, 5.10%, 3/24/2021	50,000	52,761
Lloyds Bank PLC 6.50%, 9/14/2020 (a)	75,000	80,012
Macquarie Group, Ltd. 7.63%, 8/13/2019 (a)	50,000	52,961
Morgan Stanley:
3.95%, 4/23/2027	50,000	48,684
4.88%, 11/1/2022	74,000	77,542
Regions Financial Corp. 7.38%, 12/10/2037	25,000	32,916
Royal Bank of Scotland Group PLC:
5.13%, 5/28/2024	150,000	152,730
6.00%, 12/19/2023	100,000	106,410
6.13%, 12/15/2022	250,000	265,475
Santander Holdings USA, Inc. 3.70%, 3/28/2022	80,000	80,169
Santander UK Group Holdings PLC 3.13%, 1/8/2021	50,000	49,589
Santander UK PLC 5.00%, 11/7/2023 (a)	35,000	36,202
UniCredit SpA 5 Year USD ICE Swap + 3.70% 5.86%, 6/19/2032 (a) (b)	200,000	203,220

		4,318,689

BEVERAGES — 1.6%
Anheuser-Busch InBev Finance, Inc.:

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

1.90%, 2/1/2019	$50,000	$49,854
3.30%, 2/1/2023	68,000	68,050
4.63%, 2/1/2044	100,000	103,529
4.90%, 2/1/2046	250,000	269,628
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 1/15/2022	50,000	50,999
8.20%, 1/15/2039	150,000	224,222
Beam Suntory, Inc. 3.25%, 5/15/2022	20,000	20,014
Coca-Cola European Partners US LLC 3.25%, 8/19/2021	10,000	10,004
Constellation Brands, Inc. 4.10%, 2/15/2048	50,000	46,456
Dr Pepper Snapple Group, Inc.:
2.53%, 11/15/2021	20,000	19,413
2.70%, 11/15/2022	20,000	19,225
3.20%, 11/15/2021	50,000	49,828
Molson Coors Brewing Co.:
1.45%, 7/15/2019	40,000	39,261
3.50%, 5/1/2022	2,000	2,012
4.20%, 7/15/2046	40,000	37,808
Pernod Ricard SA 5.50%, 1/15/2042 (a)	25,000	28,929

		1,039,232

BIOTECHNOLOGY — 1.1%
AMAG Pharmaceuticals, Inc. 7.88%, 9/1/2023 (a)	25,000	24,688
Amgen, Inc.:
2.13%, 5/1/2020	65,000	63,864
3.63%, 5/15/2022	50,000	50,586
5.15%, 11/15/2041	101,000	112,263
6.40%, 2/1/2039	100,000	126,118
Baxalta, Inc. 2.00%, 6/22/2018	50,000	49,925
Biogen, Inc. 2.90%, 9/15/2020	25,000	24,847
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	20,000	20,699
Celgene Corp.:
2.25%, 5/15/2019	142,000	140,951
3.25%, 8/15/2022	50,000	49,249
3.88%, 8/15/2025	50,000	49,536
4.63%, 5/15/2044	25,000	24,932

		737,658

CHEMICALS — 2.5%
Agrium, Inc. 4.90%, 6/1/2043	45,000	46,810
Albemarle Corp. 4.15%, 12/1/2024	25,000	25,657
Ashland LLC:
4.75%, 8/15/2022	25,000	25,375
6.88%, 5/15/2043	50,000	54,000
Blue Cube Spinco, Inc.:
9.75%, 10/15/2023	25,000	28,727

Security Description	Principal Amount	Value

10.00%, 10/15/2025	$25,000	$29,375
Cabot Corp. 3.40%, 9/15/2026	30,000	28,729
Celanese US Holdings LLC 4.63%, 11/15/2022	50,000	52,175
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	24,062
4.95%, 6/1/2043	25,000	21,875
5.15%, 3/15/2034	50,000	47,625
7.13%, 5/1/2020	47,000	50,114
Chemours Co.:
6.63%, 5/15/2023	120,000	126,000
7.00%, 5/15/2025	10,000	10,806
Dow Chemical Co.:
4.25%, 11/15/2020	50,000	51,295
4.38%, 11/15/2042	25,000	24,889
Eastman Chemical Co.:
3.60%, 8/15/2022	25,000	25,162
5.50%, 11/15/2019	25,000	26,002
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	50,000	50,114
LYB International Finance B.V. 5.25%, 7/15/2043	25,000	27,408
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	24,409
6.00%, 11/15/2021	71,000	76,644
Monsanto Co.:
2.20%, 7/15/2022	40,000	38,094
5.88%, 4/15/2038	25,000	28,970
Mosaic Co.:
3.25%, 11/15/2022	100,000	97,907
5.63%, 11/15/2043	50,000	52,278
NOVA Chemicals Corp.:
5.00%, 5/1/2025 (a)	100,000	95,970
5.25%, 8/1/2023 (a)	50,000	50,312
Olin Corp. 5.00%, 2/1/2030	25,000	23,938
PolyOne Corp. 5.25%, 3/15/2023	25,000	25,625
Potash Corp. of Saskatchewan, Inc. 4.00%, 12/15/2026	5,000	4,994
Rohm & Haas Co. 7.85%, 7/15/2029	75,000	100,848
RPM International, Inc. 3.45%, 11/15/2022	10,000	10,012
Sherwin-Williams Co.:
2.75%, 6/1/2022	3,000	2,922
4.40%, 2/1/2045	25,000	24,890
4.50%, 6/1/2047	50,000	49,771
SPCM SA 4.88%, 9/15/2025 (a)	35,000	33,995
Syngenta Finance NV 3.13%, 3/28/2022	45,000	43,476
Westlake Chemical Corp.:
3.60%, 7/15/2022	28,000	27,976
3.60%, 8/15/2026	25,000	24,142
5.00%, 8/15/2046	25,000	26,348

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	$50,000	$51,125

		1,690,846

COMMERCIAL SERVICES — 2.3%
Adani Abbot Point Terminal Pty, Ltd. 4.45%, 12/15/2022 (a)	200,000	188,260
ADT Corp.:
3.50%, 7/15/2022	75,000	69,712
4.88%, 7/15/2032 (a)	75,000	65,109
6.25%, 10/15/2021	100,000	103,750
Block Financial LLC 4.13%, 10/1/2020	20,000	20,311
Ecolab, Inc.:
2.25%, 1/12/2020	10,000	9,889
3.95%, 12/1/2047 (a)	50,000	48,613
ERAC USA Finance LLC:
2.35%, 10/15/2019 (a)	25,000	24,749
7.00%, 10/15/2037 (a)	50,000	65,167
FTI Consulting, Inc. 6.00%, 11/15/2022	100,000	102,750
Moody’s Corp.:
2.75%, 7/15/2019	50,000	49,837
2.75%, 12/15/2021	9,000	8,837
4.88%, 2/15/2024	20,000	21,219
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	50,000	50,063
5.00%, 4/15/2022 (a)	150,000	149,880
S&P Global, Inc. 2.95%, 1/22/2027	100,000	95,029
Service Corp. International/US 5.38%, 1/15/2022	50,000	50,938
Total System Services, Inc. 3.80%, 4/1/2021	10,000	10,104
United Rentals North America, Inc.:
4.63%, 7/15/2023	50,000	50,750
4.63%, 10/15/2025	100,000	97,125
5.50%, 7/15/2025	100,000	102,375
5.88%, 9/15/2026	100,000	103,750
Western Union Co. 6.20%, 6/21/2040	25,000	26,115

		1,514,332

CONSTRUCTION MATERIALS — 1.1%
Johnson Controls International PLC:
4.63%, 7/2/2044 (c)	25,000	25,844
5.70%, 3/1/2041	25,000	28,580
Lafarge SA 7.13%, 7/15/2036	35,000	44,445
Lennox International, Inc. 3.00%, 11/15/2023	50,000	48,718
Louisiana-Pacific Corp. 4.88%, 9/15/2024	25,000	25,063
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	50,000	46,230
Masco Corp.:

Security Description	Principal Amount	Value

4.38%, 4/1/2026	$37,000	$37,694
5.95%, 3/15/2022	19,000	20,508
Masonite International Corp. 5.63%, 3/15/2023 (a)	45,000	46,296
Owens Corning:
3.40%, 8/15/2026	30,000	28,893
4.20%, 12/15/2022	50,000	51,147
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	38,000	35,758
5.00%, 2/15/2027 (a)	50,000	48,563
5.38%, 11/15/2024 (a)	50,000	50,625
5.50%, 2/15/2023 (a)	20,000	20,625
6.00%, 10/15/2025 (a)	200,000	205,500

		764,489

DIVERSIFIED FINANCIAL SERVICES — 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 1/15/2025	15,000	14,463
3.75%, 5/15/2019	30,000	30,228
4.50%, 5/15/2021	40,000	41,044
Air Lease Corp.:
3.00%, 9/15/2023	10,000	9,579
3.25%, 3/1/2025	75,000	71,552
3.88%, 4/1/2021	25,000	25,376
Aircastle, Ltd.:
4.63%, 12/15/2018	15,000	15,113
5.00%, 4/1/2023	70,000	72,191
5.13%, 3/15/2021	25,000	25,625
6.25%, 12/1/2019	70,000	72,713
Ally Financial, Inc.:
3.25%, 11/5/2018	148,000	147,822
3.50%, 1/27/2019	5,000	5,000
3.60%, 5/21/2018	100,000	99,875
3.75%, 11/18/2019	100,000	100,270
5.75%, 11/20/2025	325,000	334,847
8.00%, 11/1/2031	150,000	183,195
Credit Acceptance Corp. 6.13%, 2/15/2021	25,000	25,188
Discover Financial Services 3.95%, 11/6/2024	50,000	49,462
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.88%, 2/1/2022	75,000	75,285
6.00%, 8/1/2020	50,000	51,031
6.25%, 2/1/2022	150,000	152,625
International Lease Finance Corp.:
4.63%, 4/15/2021	88,000	90,707
5.88%, 4/1/2019	75,000	77,093
5.88%, 8/15/2022	25,000	26,830
Janus Capital Group, Inc. 4.88%, 8/1/2025	20,000	20,901
Jefferies Group LLC:
5.13%, 4/13/2018	10,000	10,006
6.50%, 1/20/2043	73,000	80,960

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.88%, 8/1/2021 (a)	$50,000	$50,873
Legg Mason, Inc. 4.75%, 3/15/2026	50,000	52,282
Lincoln Finance, Ltd. 7.38%, 4/15/2021 (a)	100,000	103,250
Nasdaq, Inc.:
3.85%, 6/30/2026	5,000	4,932
5.55%, 1/15/2020	60,000	62,576
Navient Corp.:
5.50%, 1/25/2023	100,000	98,000
6.63%, 7/26/2021	85,000	88,294
6.75%, 6/25/2025	100,000	102,000
Series MTN, 5.50%, 1/15/2019	50,000	50,500
Series MTN, 6.13%, 3/25/2024	110,000	109,725
Series MTN, 7.25%, 1/25/2022	10,000	10,563
Series MTN, 8.00%, 3/25/2020	200,000	213,000
Series MTN, 8.45%, 6/15/2018	50,000	50,500
Nomura Holdings, Inc.:
6.70%, 3/4/2020	50,000	53,301
Series GMTN, 2.75%, 3/19/2019	12,000	11,990
Och-Ziff Finance Co. LLC 4.50%, 11/20/2019 (a)	50,000	49,105
Quicken Loans, Inc. 5.75%, 5/1/2025 (a)	50,000	50,125
Raymond James Financial, Inc. 4.95%, 7/15/2046	50,000	54,067
Springleaf Finance Corp. 6.88%, 3/15/2025	70,000	70,175
Synchrony Financial:
2.60%, 1/15/2019	50,000	49,889
3.75%, 8/15/2021	15,000	15,125
4.25%, 8/15/2024	175,000	173,955

		3,433,208

ELECTRIC — 3.7%
AES Corp. 6.00%, 5/15/2026	300,000	316,140
Black Hills Corp. 4.20%, 9/15/2046	4,000	3,939
Calpine Corp.:
5.25%, 6/1/2026 (a)	30,000	28,950
5.88%, 1/15/2024 (a)	69,000	69,676
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	10,000	9,518
Cleveland Electric Illuminating Co. 8.88%, 11/15/2018	5,000	5,182
CMS Energy Corp.:
3.60%, 11/15/2025	25,000	24,735
4.70%, 3/31/2043	25,000	26,255
Dominion Energy, Inc.:
1.90%, 6/15/2018	10,000	9,988
3.63%, 12/1/2024	3,000	2,973
4.10%, 4/1/2021 (c)	130,000	132,771
DPL, Inc. 7.25%, 10/15/2021	50,000	54,190

Security Description	Principal Amount	Value

DTE Energy Co.:
1.50%, 10/1/2019	$20,000	$19,543
Series B, 3.30%, 6/15/2022	20,000	19,994
Duke Energy Corp. 2.10%, 6/15/2018	25,000	24,975
Edison International 2.40%, 9/15/2022	15,000	14,302
EDP Finance B.V. 4.13%, 1/15/2020 (a)	50,000	50,780
Emera, Inc. Series 16-A, 3 Month USD LIBOR + 5.440% 6.75%, 6/15/2076 (b)	50,000	54,000
Enel Finance International NV:
6.00%, 10/7/2039 (a)	50,000	58,721
6.80%, 9/15/2037 (a)	50,000	63,328
Exelon Corp.:
3.50%, 6/1/2022	50,000	49,520
4.45%, 4/15/2046	25,000	25,502
Exelon Generation Co. LLC:
5.60%, 6/15/2042	50,000	51,374
6.25%, 10/1/2039	50,000	54,531
FirstEnergy Corp. Series B, 4.25%, 3/15/2023	37,000	37,519
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (a)	25,000	28,691
Great Plains Energy, Inc.:
4.85%, 6/1/2021	6,000	6,212
5.29%, 6/15/2022 (c)	25,000	26,641
Indiana Michigan Power Co.
Series J, 3.20%, 3/15/2023	30,000	29,663
Integrys Holding, Inc. 4.17%, 11/1/2020	50,000	51,271
Jersey Central Power & Light Co. 6.15%, 6/1/2037	30,000	37,172
Kansas City Power & Light Co.:
3.15%, 3/15/2023	25,000	24,685
4.20%, 6/15/2047	15,000	15,013
LG&E & KU Energy LLC 4.38%, 10/1/2021	25,000	25,924
NextEra Energy Capital Holdings, Inc. 2.30%, 4/1/2019	100,000	99,465
NextEra Energy Operating Partners L.P.:
4.25%, 9/15/2024 (a)	24,000	23,250
4.50%, 9/15/2027 (a)	38,000	35,910
NRG Yield Operating LLC 5.38%, 8/15/2024	50,000	50,000
NV Energy, Inc. 6.25%, 11/15/2020	25,000	26,981
Pennsylvania Electric Co. 6.15%, 10/1/2038	75,000	91,744
PPL Capital Funding, Inc. 4.20%, 6/15/2022	40,000	41,206
Progress Energy, Inc.:
4.40%, 1/15/2021	22,000	22,604
7.05%, 3/15/2019	100,000	103,778

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

7.75%, 3/1/2031	$105,000	$143,555
PSEG Power LLC 3.00%, 6/15/2021	15,000	14,947
Public Service Co. of New Mexico 3.85%, 8/1/2025	35,000	35,490
Public Service Enterprise Group, Inc. 1.60%, 11/15/2019	20,000	19,541
Puget Energy, Inc. 5.63%, 7/15/2022	25,000	26,872
SCANA Corp. Series MTN, 6.25%, 4/1/2020	50,000	52,063
Southern Co. 2.95%, 7/1/2023	50,000	48,565
Southern Power Co.:
5.15%, 9/15/2041	50,000	53,752
5.25%, 7/15/2043	25,000	27,197
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	20,000	18,703
Tampa Electric Co.:
2.60%, 9/15/2022	25,000	24,310
4.20%, 5/15/2045	25,000	24,985
TransAlta Corp. 6.50%, 3/15/2040	6,000	5,910
Xcel Energy, Inc.:
2.40%, 3/15/2021	1,000	981
3.30%, 6/1/2025	50,000	49,074

		2,494,561

ELECTRICAL COMPONENTS &EQUIPMENT — 0.0% (d)
Energizer Holdings, Inc. 5.50%, 6/15/2025 (a)	25,000	25,188

ELECTRONICS — 0.8%
Agilent Technologies, Inc. 3.88%, 7/15/2023	85,000	86,230
Arrow Electronics, Inc.:
3.50%, 4/1/2022	25,000	24,808
3.88%, 1/12/2028	50,000	48,439
Avnet, Inc. 4.63%, 4/15/2026	25,000	24,940
Corning, Inc.:
3.70%, 11/15/2023	25,000	25,187
6.63%, 5/15/2019	50,000	52,020
Flex, Ltd.:
4.63%, 2/15/2020	25,000	25,572
5.00%, 2/15/2023	100,000	104,957
Fortive Corp. 3.15%, 6/15/2026	20,000	19,164
Ingram Micro, Inc.:
5.00%, 8/10/2022 (e)	50,000	48,687
5.45%, 12/15/2024	25,000	24,125
Jabil, Inc. 4.70%, 9/15/2022	50,000	51,650
Koninklijke Philips NV 3.75%, 3/15/2022	1,000	1,024

		536,803

Security Description	Principal Amount	Value

ENERGY-ALTERNATE SOURCES — 0.1%
Pattern Energy Group, Inc. 5.88%, 2/1/2024 (a)	$50,000	$51,125

ENGINEERING & CONSTRUCTION — 0.4%
AECOM 5.88%, 10/15/2024	188,000	196,460
MasTec, Inc. 4.88%, 3/15/2023	25,000	24,750
Sydney Airport Finance Co. Pty, Ltd. 3.90%, 3/22/2023 (a)	25,000	25,109
Tutor Perini Corp. 6.88%, 5/1/2025 (a)	40,000	41,200

		287,519

ENTERTAINMENT — 0.5%
GLP Capital L.P./GLP Financing II, Inc.:
4.88%, 11/1/2020	50,000	50,815
5.38%, 11/1/2023	6,000	6,248
5.38%, 4/15/2026	100,000	101,750
International Game Technology PLC 6.50%, 2/15/2025 (a)	150,000	161,437
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp. 5.00%, 8/1/2018 (a)	24,000	23,988

		344,238

ENVIRONMENTAL CONTROL — 0.2%
Clean Harbors, Inc. 5.25%, 8/1/2020	40,000	40,250
Republic Services, Inc.:
3.55%, 6/1/2022	25,000	25,251
3.80%, 5/15/2018	15,000	15,015
5.25%, 11/15/2021	2,000	2,134
Waste Management, Inc.:
3.50%, 5/15/2024	25,000	25,055
4.10%, 3/1/2045	50,000	50,203

		157,908

FOOD — 1.8%
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a) (e)	25,000	23,560
Campbell Soup Co. 4.25%, 4/15/2021	25,000	25,694
Conagra Brands, Inc.:
3.20%, 1/25/2023	33,000	32,624
3.25%, 9/15/2022	20,000	19,839
Darling Ingredients, Inc. 5.38%, 1/15/2022	50,000	50,875
Flowers Foods, Inc. 3.50%, 10/1/2026 (e)	70,000	67,208
General Mills, Inc.:
5.40%, 6/15/2040	25,000	27,690
5.65%, 2/15/2019	50,000	51,201

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Ingredion, Inc. 3.20%, 10/1/2026	$80,000	$76,614
JM Smucker Co. 4.25%, 3/15/2035	50,000	49,972
Kellogg Co. 4.50%, 4/1/2046	25,000	24,568
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	5,000	4,965
3.00%, 6/1/2026	55,000	50,767
3.50%, 6/6/2022	25,000	24,964
4.38%, 6/1/2046	90,000	82,529
4.88%, 2/15/2025 (a)	85,000	88,622
6.13%, 8/23/2018	25,000	25,346
Kroger Co.:
2.00%, 1/15/2019	25,000	24,823
2.60%, 2/1/2021	10,000	9,842
3.50%, 2/1/2026	50,000	48,105
3.85%, 8/1/2023	20,000	20,315
4.45%, 2/1/2047	25,000	23,636
5.15%, 8/1/2043	25,000	25,659
Series GMTN, 1.50%, 9/30/2019	40,000	39,064
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (a)	65,000	64,431
Sysco Corp.:
3.30%, 7/15/2026	25,000	24,127
4.85%, 10/1/2045	12,000	12,742
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	85,000	85,536
Tyson Foods, Inc.:
2.65%, 8/15/2019	50,000	49,717
4.55%, 6/2/2047	35,000	35,099
4.88%, 8/15/2034	2,000	2,119

		1,192,253

FOOD SERVICE — 0.4%
Aramark Services, Inc.:
4.75%, 6/1/2026	20,000	19,350
5.00%, 4/1/2025 (a)	200,000	201,560
5.13%, 1/15/2024	20,000	20,400

		241,310

FOREST PRODUCTS & PAPER — 0.4%
Cascades, Inc. 5.50%, 7/15/2022 (a)	50,000	50,125
Clearwater Paper Corp. 5.38%, 2/1/2025 (a)	25,000	23,750
Domtar Corp. 6.25%, 9/1/2042	25,000	26,429
International Paper Co. 8.70%, 6/15/2038	100,000	144,833

		245,137

GAS — 0.7%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.63%, 5/20/2024	60,000	59,628
5.75%, 5/20/2027	25,000	23,875
5.88%, 8/20/2026	60,000	58,800

Security Description	Principal Amount	Value

CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	$50,000	$51,583
National Fuel Gas Co.:
3.95%, 9/15/2027	5,000	4,849
4.90%, 12/1/2021	25,000	25,952
8.75%, 5/1/2019	25,000	26,478
NiSource, Inc. 5.80%, 2/1/2042	25,000	29,205
Sempra Energy 9.80%, 2/15/2019	40,000	42,350
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	100,000	94,945
4.40%, 6/1/2043	25,000	25,094

		442,759

HAND & MACHINE TOOLS — 0.0% (d)
Stanley Black & Decker, Inc. 2.45%, 11/17/2018	15,000	14,970

HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories:
2.00%, 3/15/2020	3,000	2,948
3.25%, 4/15/2023	13,000	12,908
4.90%, 11/30/2046	100,000	109,646
Becton Dickinson and Co.:
3.13%, 11/8/2021	50,000	49,197
4.67%, 6/6/2047	25,000	25,267
4.88%, 5/15/2044	50,000	50,001
6.00%, 5/15/2039	80,000	91,313
Boston Scientific Corp. 3.38%, 5/15/2022	6,000	5,981
DENTSPLY SIRONA, Inc. 4.13%, 8/15/2021	25,000	25,438
Fresenius US Finance II, Inc. 4.50%, 1/15/2023 (a)	50,000	51,434
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023 (a)	50,000	51,750
Hologic, Inc. 4.38%, 10/15/2025 (a)	65,000	62,725
Life Technologies Corp. 6.00%, 3/1/2020	25,000	26,274
Teleflex, Inc. 4.88%, 6/1/2026	35,000	34,650
Thermo Fisher Scientific, Inc.:
3.60%, 8/15/2021	41,000	41,371
5.30%, 2/1/2044	25,000	28,341
Zimmer Biomet Holdings, Inc.:
3.55%, 4/1/2025	16,000	15,525
3.70%, 3/19/2023	40,000	40,079
4.25%, 8/15/2035	54,000	51,432

		776,280

HEALTH CARE SERVICES — 4.3%
Anthem, Inc.:
2.25%, 8/15/2019	114,000	112,905
4.65%, 1/15/2043	50,000	50,363

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

4.65%, 8/15/2044	$25,000	$25,286
Centene Corp.:
4.75%, 5/15/2022	60,000	60,750
5.63%, 2/15/2021	50,000	51,375
6.13%, 2/15/2024	147,000	152,983
Charles River Laboratories International, Inc. 5.50%, 4/1/2026 (a) (f)	40,000	40,550
Fresenius Medical Care US Finance II, Inc.:
4.75%, 10/15/2024 (a)	70,000	73,405
5.63%, 7/31/2019 (a)	25,000	25,792
HCA, Inc.:
5.25%, 6/15/2026	150,000	151,770
5.38%, 2/1/2025	300,000	300,750
5.50%, 6/15/2047	75,000	72,469
5.88%, 3/15/2022	200,000	210,500
5.88%, 5/1/2023	268,000	276,710
5.88%, 2/15/2026	100,000	101,630
6.50%, 2/15/2020	100,000	104,750
7.50%, 2/15/2022	150,000	164,812
Humana, Inc.:
2.63%, 10/1/2019	25,000	24,867
4.80%, 3/15/2047	12,000	12,378
4.95%, 10/1/2044	25,000	26,341
8.15%, 6/15/2038	2,000	2,836
Laboratory Corp. of America Holdings 3.75%, 8/23/2022	50,000	50,848
LifePoint Health, Inc.:
5.38%, 5/1/2024 (e)	120,000	117,300
5.50%, 12/1/2021	75,000	75,844
Magellan Health, Inc. 4.40%, 9/22/2024	100,000	99,380
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	60,000	60,300
Quest Diagnostics, Inc. 4.70%, 4/1/2021	25,000	26,041
Tenet Healthcare Corp.:
4.38%, 10/1/2021	50,000	49,250
4.63%, 7/15/2024 (a)	150,000	144,195
4.75%, 6/1/2020	25,000	25,187
6.00%, 10/1/2020	125,000	129,225
Universal Health Services, Inc.:
3.75%, 8/1/2019 (a)	25,000	25,125
5.00%, 6/1/2026 (a)	50,000	50,250

		2,896,167

HOLDING COMPANIES-DIVERS — 0.1%
Leucadia National Corp. 6.63%, 10/23/2043	75,000	81,382

HOME BUILDERS — 1.9%
DR Horton, Inc.:
3.75%, 3/1/2019	50,000	50,194
4.75%, 2/15/2023	50,000	52,465
KB Home 7.00%, 12/15/2021	150,000	159,750

Security Description	Principal Amount	Value

Lennar Corp.:
2.95%, 11/29/2020 (a)	$50,000	$48,625
4.13%, 1/15/2022	100,000	98,350
4.50%, 11/15/2019	90,000	91,125
4.50%, 4/30/2024	50,000	49,000
4.75%, 11/15/2022	20,000	20,150
4.88%, 12/15/2023	10,000	10,038
5.38%, 10/1/2022 (a)	50,000	51,375
M/I Homes, Inc. 6.75%, 1/15/2021	61,000	62,754
Mattamy Group Corp. 6.50%, 10/1/2025 (a)	100,000	101,000
MDC Holdings, Inc. 5.50%, 1/15/2024	25,000	25,375
PulteGroup, Inc.:
4.25%, 3/1/2021	107,143	107,947
5.00%, 1/15/2027	100,000	97,187
5.50%, 3/1/2026	50,000	51,656
6.38%, 5/15/2033	50,000	52,250
Toll Brothers Finance Corp.:
5.63%, 1/15/2024	50,000	52,000
6.75%, 11/1/2019	50,000	52,125
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	60,000	60,900

		1,294,266

HOME FURNISHINGS — 0.2%
Leggett & Platt, Inc. 3.50%, 11/15/2027	30,000	28,858
Tempur Sealy International, Inc. 5.50%, 6/15/2026	64,000	61,520
Whirlpool Corp.:
2.40%, 3/1/2019	30,000	29,905
4.00%, 3/1/2024	25,000	25,651
Series MTN, 4.85%, 6/15/2021	10,000	10,514

		156,448

HOUSEHOLD PRODUCTS — 0.1%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	25,000	25,500
Edgewell Personal Care Co. 4.70%, 5/19/2021	50,000	49,188

		74,688

HOUSEHOLD PRODUCTS & WARES — 0.3%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	50,000	50,250
Clorox Co. 3.50%, 12/15/2024	25,000	25,056
Spectrum Brands, Inc. 6.13%, 12/15/2024	100,000	103,000

		178,306

HOUSEWARES — 0.2%
Newell Brands, Inc.:
2.88%, 12/1/2019	82,000	81,551

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

3.85%, 4/1/2023	$10,000	$9,980
4.00%, 6/15/2022	25,000	25,065
4.00%, 12/1/2024	50,000	49,379

		165,975

INSURANCE — 2.2%
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	25,000	24,680
Allstate Corp. Series B, 3 Month USD LIBOR + 2.94% 5.75%, 8/15/2053 (b)	50,000	52,375
American International Group, Inc.:
3.30%, 3/1/2021	57,000	57,059
3.75%, 7/10/2025	15,000	14,770
3.88%, 1/15/2035	45,000	41,970
4.13%, 2/15/2024	50,000	50,737
4.50%, 7/16/2044	50,000	49,352
Aon PLC:
4.25%, 12/12/2042	25,000	23,766
4.45%, 5/24/2043	25,000	24,749
Aspen Insurance Holdings, Ltd. 6.00%, 12/15/2020	25,000	26,671
AXA SA 8.60%, 12/15/2030	50,000	68,000
Brighthouse Financial, Inc. 4.70%, 6/22/2047 (a)	50,000	45,824
CNA Financial Corp.:
3.95%, 5/15/2024	25,000	25,260
4.50%, 3/1/2026	20,000	20,732
Enstar Group, Ltd. 4.50%, 3/10/2022	75,000	75,338
Fidelity & Guaranty Life Holdings, Inc. 6.38%, 4/1/2021 (a)	21,000	21,236
Hartford Financial Services Group Inc 3 Month USD LIBOR + 4.603% 8.13%, 6/15/2068 (b)	84,000	84,840
Hartford Financial Services Group, Inc. 4.30%, 4/15/2043	25,000	24,906
Kemper Corp. 4.35%, 2/15/2025	70,000	70,053
Liberty Mutual Group, Inc.:
4.95%, 5/1/2022 (a)	75,000	79,193
5.00%, 6/1/2021 (a)	3,000	3,154
Lincoln National Corp. 6.15%, 4/7/2036	50,000	58,915
Markel Corp. 5.35%, 6/1/2021	20,000	21,196
MetLife, Inc. 6.40%, 12/15/2066	50,000	54,813
Nationwide Financial Services, Inc. Series SR, 5.38%, 3/25/2021 (a)	25,000	26,345
Principal Financial Group, Inc.:
3.10%, 11/15/2026	30,000	28,440
3.30%, 9/15/2022	50,000	49,810

Security Description	Principal Amount	Value

Prudential Financial, Inc. 3 Month USD LIBOR + 3.04% 5.20%, 3/15/2044 (b)	$50,000	$50,875
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	25,000	26,136
Trinity Acquisition PLC:
4.63%, 8/15/2023	70,000	72,576
6.13%, 8/15/2043	25,000	29,603
Voya Financial, Inc.:
3.13%, 7/15/2024	100,000	96,252
3 Month USD LIBOR + 3.58%, 5.65%, 5/15/2053 (b)	10,000	10,275
XLIT, Ltd. 5.75%, 10/1/2021	40,000	43,179

		1,453,080

INTERNET — 0.6%
eBay, Inc.:
2.20%, 8/1/2019	45,000	44,621
3.80%, 3/9/2022	50,000	50,753
Expedia Group, Inc. 5.00%, 2/15/2026	50,000	51,589
Symantec Corp.:
3.95%, 6/15/2022	25,000	24,963
5.00%, 4/15/2025 (a)	100,000	100,938
VeriSign, Inc.:
4.63%, 5/1/2023	50,000	49,906
5.25%, 4/1/2025	50,000	50,906

		373,676

INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp. 4.25%, 3/1/2025	75,000	73,064
FS Investment Corp. 4.00%, 7/15/2019	25,000	25,125
Prospect Capital Corp. 5.88%, 3/15/2023	25,000	25,935

		124,124

IRON/STEEL — 0.8%
ArcelorMittal:
5.13%, 6/1/2020	40,000	41,200
5.50%, 8/5/2020 (e)	50,000	52,062
6.50%, 2/25/2022	65,000	70,444
7.25%, 10/15/2039	77,000	90,960
BlueScope Steel Finance, Ltd./BlueScope Steel Finance USA LLC 6.50%, 5/15/2021 (a)	40,000	41,475
Carpenter Technology Corp. 4.45%, 3/1/2023	100,000	100,000
Commercial Metals Co. 4.88%, 5/15/2023	50,000	49,740
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	4,000	4,717
Steel Dynamics, Inc.:
4.13%, 9/15/2025	50,000	47,625

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

5.25%, 4/15/2023	$35,000	$35,438

		533,661

IT SERVICES — 2.6%
Dell International LLC/EMC Corp.:
3.48%, 6/1/2019 (a)	100,000	100,452
4.42%, 6/15/2021 (a)	200,000	205,164
5.45%, 6/15/2023 (a)	135,000	143,103
5.88%, 6/15/2021 (a)	113,000	116,107
6.02%, 6/15/2026 (a)	20,000	21,538
7.13%, 6/15/2024 (a)	50,000	53,305
8.10%, 7/15/2036 (a)	43,000	52,278
8.35%, 7/15/2046 (a)	35,000	44,456
Dell, Inc. 6.50%, 4/15/2038	25,000	24,969
EMC Corp. 2.65%, 6/1/2020	200,000	192,420
Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018	94,000	94,097
4.90%, 10/15/2025	51,000	52,951
6.20%, 10/15/2035	80,000	85,918
6.35%, 10/15/2045	25,000	26,710
HP, Inc.:
4.05%, 9/15/2022	25,000	25,776
6.00%, 9/15/2041	25,000	26,654
Leidos Holdings, Inc. 4.45%, 12/1/2020	50,000	50,688
NCR Corp.:
5.00%, 7/15/2022	50,000	50,000
5.88%, 12/15/2021	6,000	6,105
NetApp, Inc.:
3.25%, 12/15/2022	50,000	49,188
3.38%, 6/15/2021	20,000	19,990
Seagate HDD Cayman:
4.75%, 6/1/2023	30,000	30,029
4.75%, 1/1/2025 (e)	50,000	48,701
4.88%, 3/1/2024 (a)	50,000	49,974
Western Digital Corp. 4.75%, 2/15/2026	180,000	180,098

		1,750,671

LEISURE TIME — 0.2%
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	50,000	53,663
Sabre GLBL, Inc. 5.25%, 11/15/2023 (a)	100,000	100,910

		154,573

LODGING — 1.5%
Choice Hotels International, Inc. 5.75%, 7/1/2022	125,000	133,682
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	35,000	33,863
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.13%, 12/1/2024	4,000	4,250
Hyatt Hotels Corp. 4.85%, 3/15/2026	25,000	26,154

Security Description	Principal Amount	Value

Marriott International, Inc.:
3.13%, 2/15/2023	$50,000	$49,192
3.38%, 10/15/2020	82,000	82,415
3.75%, 3/15/2025	25,000	24,961
4.50%, 10/1/2034	25,000	25,503
MGM Resorts International:
4.63%, 9/1/2026	150,000	143,250
6.00%, 3/15/2023	120,000	126,000
7.75%, 3/15/2022	150,000	166,500
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (a) (f)	140,000	140,000
Wyndham Worldwide Corp.:
4.25%, 3/1/2022	8,000	7,980
5.10%, 10/1/2025 (e)	25,000	25,851
5.63%, 3/1/2021	10,000	10,483

		1,000,084

MACHINERY, CONSTRUCTION & MINING — 0.2%
Oshkosh Corp. 5.38%, 3/1/2022	100,000	102,563

MACHINERY-DIVERSIFIED — 0.4%
CNH Industrial Capital LLC:
4.38%, 11/6/2020	25,000	25,422
4.88%, 4/1/2021	50,000	51,465
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	70,000	67,816
Roper Technologies, Inc. 2.05%, 10/1/2018	50,000	49,881
Wabtec Corp. 3.45%, 11/15/2026	20,000	19,167
Xylem, Inc. 3.25%, 11/1/2026	30,000	28,921

		242,672

MEDIA — 7.2%
21st Century Fox America, Inc.:
5.40%, 10/1/2043	25,000	29,324
6.20%, 12/15/2034	25,000	31,061
6.40%, 12/15/2035	50,000	63,170
7.25%, 5/18/2018	20,000	20,116
8.25%, 8/10/2018	20,000	20,383
Altice US Finance I Corp. 5.38%, 7/15/2023 (a)	200,000	202,220
AMC Networks, Inc. 5.00%, 4/1/2024	100,000	98,500
Block Communications, Inc. 6.88%, 2/15/2025 (a)	50,000	49,875
CBS Corp.:
3.38%, 3/1/2022	50,000	49,784
3.38%, 2/15/2028	58,000	53,921
7.88%, 7/30/2030	50,000	64,307
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	75,000	72,000
5.00%, 2/1/2028 (a)	45,000	42,133
5.13%, 2/15/2023	36,000	36,045

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

5.13%, 5/1/2023 (a)	$150,000	$150,000
5.50%, 5/1/2026 (a)	75,000	73,219
5.75%, 9/1/2023	200,000	203,000
5.75%, 1/15/2024	25,000	25,344
5.75%, 2/15/2026 (a)	90,000	89,550
5.88%, 4/1/2024 (a)	100,000	101,750
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.20%, 3/15/2028	230,000	220,163
4.91%, 7/23/2025	50,000	51,095
5.38%, 5/1/2047	90,000	87,051
6.38%, 10/23/2035	25,000	27,926
6.83%, 10/23/2055	50,000	57,816
Cox Communications, Inc.:
3.25%, 12/15/2022 (a)	75,000	73,629
4.80%, 2/1/2035 (a)	50,000	49,066
CSC Holdings LLC 6.63%, 10/15/2025 (a)	200,000	206,250
Discovery Communications LLC:
4.90%, 3/11/2026	50,000	51,827
5.00%, 9/20/2037	50,000	49,831
5.20%, 9/20/2047	50,000	49,893
DISH DBS Corp.:
4.25%, 4/1/2018	50,000	49,875
5.00%, 3/15/2023	50,000	45,062
5.13%, 5/1/2020	75,000	74,820
5.88%, 7/15/2022 (e)	100,000	95,500
5.88%, 11/15/2024	100,000	89,250
6.75%, 6/1/2021	100,000	100,625
7.75%, 7/1/2026	129,000	120,976
7.88%, 9/1/2019	100,000	104,687
Historic TW, Inc. 6.63%, 5/15/2029	25,000	30,124
Liberty Interactive LLC 8.25%, 2/1/2030	25,000	26,891
Sirius XM Radio, Inc.:
5.00%, 8/1/2027 (a)	190,000	178,600
5.38%, 4/15/2025 (a)	100,000	99,250
6.00%, 7/15/2024 (a)	25,000	25,703
TEGNA, Inc.:
5.13%, 10/15/2019	27,000	27,202
5.13%, 7/15/2020	50,000	50,665
6.38%, 10/15/2023	25,000	25,969
Thomson Reuters Corp.:
4.30%, 11/23/2023	25,000	25,585
5.85%, 4/15/2040	60,000	69,183
Time Warner Cable LLC:
4.00%, 9/1/2021	75,000	75,299
5.88%, 11/15/2040	50,000	52,222
6.75%, 7/1/2018	75,000	75,707
6.75%, 6/15/2039	25,000	28,461
8.25%, 4/1/2019	60,000	62,967
Time Warner, Inc.:
4.65%, 6/1/2044	25,000	24,039
4.88%, 3/15/2020	50,000	51,699

Security Description	Principal Amount	Value

6.25%, 3/29/2041	$35,000	$40,867
7.63%, 4/15/2031	50,000	64,853
Viacom, Inc.:
3.45%, 10/4/2026	25,000	23,632
4.38%, 3/15/2043	20,000	17,922
5.25%, 4/1/2044	50,000	50,607
6.88%, 4/30/2036	25,000	29,720
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (b)	50,000	50,065
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (b)	25,000	25,375
Videotron, Ltd.:
5.00%, 7/15/2022	100,000	101,500
5.38%, 6/15/2024 (a)	100,000	103,125
Virgin Media Secured Finance PLC 5.25%, 1/15/2026 (a)	200,000	192,000
Ziggo Secured Finance B.V. 5.50%, 1/15/2027 (a)	150,000	140,955

		4,851,231

MINING — 2.5%
Anglo American Capital PLC:
3.75%, 4/10/2022 (a)	50,000	49,840
4.13%, 9/27/2022 (a)	25,000	25,215
Barrick North America Finance LLC:
4.40%, 5/30/2021	20,000	20,659
5.75%, 5/1/2043	50,000	58,223
7.50%, 9/15/2038	25,000	32,723
BHP Billiton Finance USA, Ltd. USD 5 year swap rate + 4.971% 6.25%, 10/19/2075 (a) (b)	50,000	52,625
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	30,000	28,650
FMG Resources August 2006 Pty, Ltd. 9.75%, 3/1/2022 (a)	100,000	109,563
Freeport-McMoRan, Inc.:
3.10%, 3/15/2020	100,000	98,875
3.55%, 3/1/2022	100,000	96,625
3.88%, 3/15/2023	100,000	96,640
4.00%, 11/14/2021	25,000	24,906
5.45%, 3/15/2043	75,000	68,978
6.88%, 2/15/2023	100,000	107,250
Glencore Finance Canada, Ltd.:
4.25%, 10/25/2022 (a)	25,000	25,362
4.95%, 11/15/2021 (a)	75,000	78,135
Glencore Funding LLC 4.13%, 5/30/2023 (a)	25,000	25,163
Goldcorp, Inc.:
3.63%, 6/9/2021	50,000	50,407
3.70%, 3/15/2023	25,000	24,861
Kinross Gold Corp. 5.13%, 9/1/2021	90,000	93,384
Lundin Mining Corp. 7.88%, 11/1/2022 (a)	25,000	26,406
Newmont Mining Corp.:
3.50%, 3/15/2022	33,000	33,048

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

4.88%, 3/15/2042	$25,000	$26,208
6.25%, 10/1/2039	45,000	54,610
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a)	100,000	102,000
Teck Resources, Ltd.:
4.75%, 1/15/2022	2,000	2,020
6.25%, 7/15/2041	100,000	106,380
8.50%, 6/1/2024 (a)	50,000	55,625
Yamana Gold, Inc. 4.63%, 12/15/2027 (a)	100,000	98,472

		1,672,853

MISCELLANEOUS MANUFACTURER — 0.5%
Amsted Industries, Inc.:
5.00%, 3/15/2022 (a)	100,000	100,250
5.38%, 9/15/2024 (a)	50,000	50,000
Eaton Corp. 2.75%, 11/2/2022	65,000	63,494
Pentair Finance Sarl 2.65%, 12/1/2019	62,000	61,428
Textron, Inc.:
3.38%, 3/1/2028	50,000	47,897
4.00%, 3/15/2026	25,000	25,308

		348,377

OFFICE & BUSINESS EQUIPMENT — 0.6%
CDW LLC/CDW Finance Corp.:
5.00%, 9/1/2023	100,000	101,250
5.50%, 12/1/2024	50,000	52,140
Pitney Bowes, Inc.:
3.63%, 10/1/2021	65,000	61,913
4.13%, 5/15/2022	50,000	47,250
Xerox Corp.:
3.63%, 3/15/2023	50,000	48,821
4.50%, 5/15/2021	50,000	51,217
4.80%, 3/1/2035	30,000	27,444
6.35%, 5/15/2018	9,000	9,033

		399,068

OIL & GAS — 5.0%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	50,000	51,962
5.55%, 3/15/2026	25,000	27,291
Andeavor 4.75%, 12/15/2023	50,000	51,949
Antero Resources Corp.:
5.00%, 3/1/2025	25,000	25,063
5.13%, 12/1/2022	100,000	101,000
5.38%, 11/1/2021	100,000	101,625
Apache Corp. 3.25%, 4/15/2022	75,000	74,143
Canadian Natural Resources, Ltd. 6.25%, 3/15/2038	50,000	60,374
Cenovus Energy, Inc.:
4.25%, 4/15/2027 (e)	25,000	24,369
5.40%, 6/15/2047 (e)	50,000	50,327

Security Description	Principal Amount	Value

5.70%, 10/15/2019	$50,000	$51,719
6.75%, 11/15/2039	50,000	57,562
Cimarex Energy Co. 4.38%, 6/1/2024	25,000	25,727
Concho Resources, Inc. 4.88%, 10/1/2047	23,000	24,412
Continental Resources, Inc.:
3.80%, 6/1/2024	100,000	96,500
4.38%, 1/15/2028 (a)	100,000	97,440
4.50%, 4/15/2023	50,000	50,595
5.00%, 9/15/2022	50,000	50,812
Devon Energy Corp.:
3.25%, 5/15/2022	50,000	49,397
5.00%, 6/15/2045	25,000	26,571
Diamondback Energy, Inc. 5.38%, 5/31/2025 (a)	30,000	30,375
Encana Corp.:
6.50%, 5/15/2019	50,000	51,844
6.50%, 8/15/2034	25,000	29,764
6.50%, 2/1/2038	25,000	30,188
EOG Resources, Inc.:
2.63%, 3/15/2023	55,000	52,985
4.15%, 1/15/2026	10,000	10,331
EQT Corp. 3.00%, 10/1/2022	70,000	68,017
Hess Corp.:
4.30%, 4/1/2027	25,000	24,468
5.60%, 2/15/2041	4,000	4,086
5.80%, 4/1/2047	50,000	52,558
7.13%, 3/15/2033	25,000	29,993
Hilcorp Energy I L.P./Hilcorp Finance Co. 5.00%, 12/1/2024 (a)	50,000	49,250
HollyFrontier Corp. 5.88%, 4/1/2026	50,000	53,800
Husky Energy, Inc. 3.95%, 4/15/2022	50,000	50,955
Kerr-McGee Corp. 6.95%, 7/1/2024	75,000	86,628
Marathon Oil Corp.:
4.40%, 7/15/2027	25,000	25,384
6.60%, 10/1/2037	30,000	36,187
Marathon Petroleum Corp.:
5.13%, 3/1/2021	40,000	42,231
5.85%, 12/15/2045	40,000	44,041
6.50%, 3/1/2041	25,000	30,514
MEG Energy Corp. 6.50%, 1/15/2025 (a) (e)	50,000	48,500
Motiva Enterprises LLC 5.75%, 1/15/2020 (a)	14,000	14,564
Murphy Oil Corp.:
4.00%, 6/1/2022	30,000	29,250
5.88%, 12/1/2042	5,000	4,575
Murphy Oil USA, Inc. 6.00%, 8/15/2023	25,000	25,719
Nabors Industries, Inc.:
4.63%, 9/15/2021	50,000	48,260
5.00%, 9/15/2020	50,000	50,250

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

5.50%, 1/15/2023	$25,000	$24,375
5.75%, 2/1/2025 (a)	85,000	80,112
9.25%, 1/15/2019	50,000	52,000
Newfield Exploration Co. 5.63%, 7/1/2024	100,000	105,500
Noble Energy, Inc.:
4.15%, 12/15/2021	25,000	25,547
6.00%, 3/1/2041	25,000	28,623
Noble Holding International, Ltd. 3.95%, 3/15/2022	25,000	22,875
PBF Holding Co. LLC/PBF Finance Corp. 7.00%, 11/15/2023	60,000	62,212
Phillips 66:
4.30%, 4/1/2022	25,000	25,994
4.88%, 11/15/2044	25,000	26,658
Pioneer Natural Resources Co. 3.95%, 7/15/2022	40,000	40,659
QEP Resources, Inc.:
5.25%, 5/1/2023	25,000	24,088
5.38%, 10/1/2022	75,000	75,097
Range Resources Corp.:
5.00%, 8/15/2022	100,000	97,000
5.75%, 6/1/2021	50,000	50,875
5.88%, 7/1/2022	50,000	50,250
Southwestern Energy Co.:
4.10%, 3/15/2022 (e)	50,000	47,688
7.75%, 10/1/2027	100,000	101,750
Tecpetrol SA 4.88%, 12/12/2022 (a)	25,000	24,344
Transocean, Inc. 9.00%, 7/15/2023 (a)	50,000	53,125
Ultra Resources, Inc.:
6.88%, 4/15/2022 (a) (e)	50,000	43,500
7.13%, 4/15/2025 (a) (e)	65,000	53,300
Valero Energy Corp.:
3.40%, 9/15/2026	20,000	19,190
6.63%, 6/15/2037	50,000	63,131
Woodside Finance, Ltd. 3.65%, 3/5/2025 (a)	15,000	14,853

		3,336,301

OIL & GAS SERVICES — 0.4%
Halliburton Co. 3.80%, 11/15/2025	169,000	169,765
National Oilwell Varco, Inc. 2.60%, 12/1/2022	25,000	23,875
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	45,000	47,925
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	45,000	45,900

		287,465

PACKAGING & CONTAINERS — 0.6%
Ball Corp.:
4.38%, 12/15/2020	60,000	61,050
4.88%, 3/15/2026	85,000	85,068

Security Description	Principal Amount	Value

5.00%, 3/15/2022	$25,000	$25,875
Graphic Packaging International, Inc. 4.88%, 11/15/2022	50,000	51,000
Packaging Corp. of America 4.50%, 11/1/2023	25,000	26,089
Sealed Air Corp. 6.50%, 12/1/2020 (a)	66,000	69,960
Silgan Holdings, Inc. 5.50%, 2/1/2022	25,000	25,406
Sonoco Products Co. 4.38%, 11/1/2021	15,000	15,462
WestRock RKT Co. 4.90%, 3/1/2022	50,000	52,617

		412,527

PHARMACEUTICALS — 2.6%
AbbVie, Inc.:
2.90%, 11/6/2022	100,000	97,682
3.20%, 11/6/2022	15,000	14,808
3.60%, 5/14/2025	100,000	98,552
4.50%, 5/14/2035	100,000	102,420
4.70%, 5/14/2045	25,000	25,780
Allergan Finance LLC 3.25%, 10/1/2022	50,000	48,958
Allergan Funding SCS:
3.45%, 3/15/2022	65,000	64,444
3.80%, 3/15/2025	190,000	186,653
4.55%, 3/15/2035	50,000	48,949
Cardinal Health, Inc.:
1.95%, 6/15/2018	15,000	14,983
3.20%, 6/15/2022	25,000	24,710
4.37%, 6/15/2047	50,000	47,145
Express Scripts Holding Co.:
4.50%, 2/25/2026	50,000	50,908
4.80%, 7/15/2046	50,000	50,756
Mylan NV 5.25%, 6/15/2046	50,000	50,993
Mylan, Inc.:
2.60%, 6/24/2018	25,000	24,977
4.55%, 4/15/2028 (a) (f)	100,000	100,163
5.20%, 4/15/2048 (a) (f)	100,000	100,905
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	20,000	19,670
2.40%, 9/23/2021	45,000	43,455
Valeant Pharmaceuticals International, Inc.:
5.50%, 11/1/2025 (a)	34,000	33,099
6.50%, 3/15/2022 (a)	250,000	257,812
7.00%, 3/15/2024 (a)	125,000	130,313
Zoetis, Inc. 4.50%, 11/13/2025	83,000	87,500

		1,725,635

PIPELINES — 6.6%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

3.50%, 12/1/2022	$50,000	$48,906
4.25%, 12/1/2027	35,000	34,121
5.20%, 12/1/2047	25,000	24,614
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.38%, 9/15/2024	25,000	25,062
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	25,000	24,150
5.95%, 6/1/2026	50,000	53,584
Buckeye Partners L.P.:
2.65%, 11/15/2018	25,000	24,938
3.95%, 12/1/2026	35,000	33,043
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	195,000	204,019
Cheniere Energy Partners L.P. 5.25%, 10/1/2025 (a)	100,000	98,630
Columbia Pipeline Group, Inc. 2.45%, 6/1/2018	20,000	19,987
DCP Midstream Operating L.P.:
2.70%, 4/1/2019	25,000	24,750
4.75%, 9/30/2021 (a)	50,000	50,437
4.95%, 4/1/2022	75,000	75,562
5.35%, 3/15/2020 (a)	25,000	25,500
El Paso Natural Gas Co. LLC 8.63%, 1/15/2022	50,000	58,325
Enable Midstream Partners L.P.:
2.40%, 5/15/2019	25,000	24,735
5.00%, 5/15/2044	6,000	5,622
Enbridge, Inc.:
3.50%, 6/10/2024	50,000	48,538
Series 16-A, 3 Month USD LIBOR + 3.890%, 6.00%, 1/15/2077 (b)	100,000	98,500
Energy Transfer Equity L.P.:
4.25%, 3/15/2023	49,000	47,530
5.88%, 1/15/2024	50,000	51,625
7.50%, 10/15/2020	100,000	107,690
Energy Transfer L.P.:
6.50%, 2/1/2042	50,000	54,006
6.63%, 10/15/2036	1,000	1,107
6.70%, 7/1/2018	6,000	6,063
7.50%, 7/1/2038	25,000	30,209
Energy Transfer Partners L.P.:
4.05%, 3/15/2025	25,000	24,519
4.15%, 10/1/2020	50,000	50,695
7.60%, 2/1/2024	50,000	56,889
9.00%, 4/15/2019	95,000	100,511
EnLink Midstream Partners L.P.:
2.70%, 4/1/2019	60,000	59,671
5.45%, 6/1/2047	100,000	98,207
5.60%, 4/1/2044	12,000	11,993
Enterprise Products Operating LLC:
2.55%, 10/15/2019	2,000	1,988
3.35%, 3/15/2023	150,000	149,467
4.85%, 3/15/2044	50,000	52,366
4.90%, 5/15/2046	30,000	31,863

Security Description	Principal Amount	Value

4.95%, 10/15/2054	$13,000	$13,368
EQT Midstream Partners L.P. 4.13%, 12/1/2026	65,000	62,390
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	27,000	26,989
4.15%, 2/1/2024	27,000	27,085
5.00%, 3/1/2043	25,000	24,130
6.50%, 9/1/2039	50,000	57,023
Kinder Morgan, Inc.:
3.05%, 12/1/2019	25,000	24,935
5.00%, 2/15/2021 (a)	4,000	4,153
Series GMTN, 7.75%, 1/15/2032	77,000	98,389
Magellan Midstream Partners L.P.:
3.20%, 3/15/2025	25,000	23,978
5.00%, 3/1/2026	50,000	53,668
6.40%, 5/1/2037	30,000	36,658
MPLX L.P. 5.50%, 2/15/2023	100,000	102,500
NGPL PipeCo LLC:
4.38%, 8/15/2022 (a)	50,000	49,690
7.77%, 12/15/2037 (a)	25,000	30,250
NuStar Logistics L.P.:
4.80%, 9/1/2020	50,000	49,937
5.63%, 4/28/2027 (e)	80,000	77,500
ONEOK Partners L.P.:
3.20%, 9/15/2018	42,000	42,157
3.38%, 10/1/2022	34,000	33,466
ONEOK, Inc. 7.50%, 9/1/2023	50,000	58,570
Phillips 66 Partners L.P.:
4.90%, 10/1/2046	25,000	25,097
3.75%, 3/1/2028	50,000	48,299
Plains All American Pipeline L.P./PAA Finance Corp.:
3.65%, 6/1/2022	25,000	24,659
3.85%, 10/15/2023	6,000	5,851
4.50%, 12/15/2026	25,000	24,797
5.15%, 6/1/2042	55,000	51,917
5.75%, 1/15/2020	55,000	57,191
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)	50,000	51,750
6.85%, 7/15/2018 (a)	50,000	50,320
7.50%, 7/15/2038 (a)	50,000	59,875
Sabine Pass Liquefaction LLC:
5.63%, 4/15/2023	100,000	106,777
5.63%, 3/1/2025	50,000	53,770
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	150,000	196,111
Spectra Energy Partners L.P. 3.38%, 10/15/2026	40,000	37,753
Sunoco Logistics Partners Operations L.P.:
5.40%, 10/1/2047	70,000	66,687
5.95%, 12/1/2025	25,000	27,060
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019	50,000	50,062
5.00%, 1/15/2028 (a)	100,000	95,380

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

5.13%, 2/1/2025	$50,000	$49,375
5.25%, 5/1/2023	50,000	50,250
Tennessee Gas Pipeline Co. LLC 7.00%, 3/15/2027	50,000	58,728
Transcontinental Gas Pipe Line Co. LLC 6.05%, 6/15/2018	20,000	20,128
Valero Energy Partners L.P. 4.38%, 12/15/2026	45,000	44,937
Western Gas Partners L.P.:
3.95%, 6/1/2025	60,000	58,484
5.38%, 6/1/2021	50,000	52,165
Williams Cos., Inc.:
4.55%, 6/24/2024	50,000	50,344
7.88%, 9/1/2021	50,000	56,187
8.75%, 3/15/2032	50,000	66,250
Williams Partners L.P.:
4.00%, 9/15/2025	20,000	19,678
4.30%, 3/4/2024	20,000	20,273
4.90%, 1/15/2045	25,000	24,651

		4,441,064

REAL ESTATE INVESTMENT TRUSTS — 4.5%
Alexandria Real Estate Equities, Inc. 3.90%, 6/15/2023	25,000	25,276
American Homes 4 Rent L.P. 4.25%, 2/15/2028	50,000	48,997
American Tower Corp.:
3.13%, 1/15/2027	50,000	45,819
3.50%, 1/31/2023	25,000	24,856
4.40%, 2/15/2026	50,000	50,527
Boston Properties L.P.:
3.85%, 2/1/2023	50,000	50,950
5.88%, 10/15/2019	32,000	33,233
Brandywine Operating Partnership L.P. 4.55%, 10/1/2029	25,000	25,010
Brixmor Operating Partnership L.P. 4.13%, 6/15/2026	60,000	58,845
CBL & Associates L.P.:
4.60%, 10/15/2024	25,000	20,484
5.95%, 12/15/2026 (e)	40,000	33,600
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	100,000	100,430
Corporate Office Properties L.P. 5.25%, 2/15/2024	25,000	26,291
Crown Castle International Corp.:
3.70%, 6/15/2026	35,000	33,683
4.88%, 4/15/2022	25,000	26,266
CubeSmart L.P. 3.13%, 9/1/2026	20,000	18,592
Digital Realty Trust L.P. 5.25%, 3/15/2021	25,000	26,310
Duke Realty L.P. 3.63%, 4/15/2023	40,000	40,260

Security Description	Principal Amount	Value

EPR Properties 5.75%, 8/15/2022	$25,000	$26,711
Equinix, Inc.:
5.38%, 4/1/2023	75,000	76,785
5.38%, 5/15/2027	75,000	76,031
5.75%, 1/1/2025	10,000	10,425
5.88%, 1/15/2026	65,000	67,762
Essex Portfolio L.P. 5.20%, 3/15/2021	50,000	52,582
Government Properties Income Trust 4.00%, 7/15/2022	50,000	49,855
HCP, Inc.:
3.88%, 8/15/2024	50,000	49,572
4.00%, 6/1/2025	50,000	50,075
Highwoods Realty L.P. 3.63%, 1/15/2023	25,000	24,734
Hospitality Properties Trust:
3.95%, 1/15/2028	60,000	56,261
4.95%, 2/15/2027	20,000	20,342
Host Hotels & Resorts L.P. Series F, 4.50%, 2/1/2026	50,000	50,619
Hudson Pacific Properties L.P. 3.95%, 11/1/2027	50,000	47,925
Iron Mountain, Inc.:
5.25%, 3/15/2028 (a)	87,000	81,889
6.00%, 8/15/2023	75,000	77,520
iStar, Inc.:
4.63%, 9/15/2020	20,000	20,000
6.00%, 4/1/2022	100,000	100,000
Kimco Realty Corp.:
3.20%, 5/1/2021	25,000	24,987
3.30%, 2/1/2025	55,000	52,929
Mack-Cali Realty L.P. 3.15%, 5/15/2023	79,000	71,444
Mid-America Apartments L.P. 3.60%, 6/1/2027	25,000	24,197
MPT Operating Partnership L.P./MPT Finance Corp. 5.00%, 10/15/2027	75,000	73,432
Omega Healthcare Investors, Inc.:
4.38%, 8/1/2023	25,000	24,894
4.50%, 4/1/2027 (e)	40,000	38,500
Realty Income Corp.:
3.88%, 7/15/2024	25,000	25,095
4.65%, 3/15/2047	50,000	51,403
Regency Centers L.P. 3.75%, 6/15/2024	25,000	24,783
Select Income REIT 4.50%, 2/1/2025	75,000	74,124
Senior Housing Properties Trust:
4.75%, 5/1/2024	60,000	60,559
4.75%, 2/15/2028	100,000	97,976
Starwood Property Trust, Inc. 5.00%, 12/15/2021	55,000	56,100
STORE Capital Corp. 4.50%, 3/15/2028	100,000	99,328
Tanger Properties L.P. 3.88%, 12/1/2023	20,000	19,875

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

UDR, Inc.
Series MTN, 2.95%, 9/1/2026	$80,000	$73,657
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC 6.00%, 4/15/2023 (a)	13,000	12,512
Ventas Realty L.P. 4.13%, 1/15/2026	10,000	10,078
Ventas Realty L.P./Ventas Capital Corp.:
2.70%, 4/1/2020	53,000	52,567
3.25%, 8/15/2022	25,000	24,780
VEREIT Operating Partnership L.P.:
3.00%, 2/6/2019	50,000	49,989
4.88%, 6/1/2026	38,000	38,230
Washington Real Estate Investment Trust 4.95%, 10/1/2020	20,000	20,669
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.75%, 9/17/2024 (a)	25,000	25,030
Weingarten Realty Investors 3.25%, 8/15/2026	20,000	18,991
Welltower, Inc.:
4.13%, 4/1/2019	57,000	57,678
4.25%, 4/1/2026	50,000	50,621
5.13%, 3/15/2043	2,000	2,152
Weyerhaeuser Co.:
3.25%, 3/15/2023	45,000	44,576
6.88%, 12/15/2033	50,000	63,959
7.38%, 10/1/2019	25,000	26,597

		3,020,229

RETAIL — 3.5%
AutoNation, Inc. 4.50%, 10/1/2025	20,000	20,356
AutoZone, Inc.:
3.13%, 4/21/2026	25,000	23,772
7.13%, 8/1/2018	30,000	30,428
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	25,000	21,795
Brinker International, Inc. 2.60%, 5/15/2018	25,000	24,950
CVS Health Corp.:
2.75%, 12/1/2022	2,000	1,925
3.88%, 7/20/2025	155,000	153,654
5.00%, 12/1/2024	25,000	26,387
5.13%, 7/20/2045	52,000	55,155
Dollar General Corp. 1.88%, 4/15/2018	20,000	19,991
Dollar Tree, Inc. 5.75%, 3/1/2023	175,000	182,122
GameStop Corp. 5.50%, 10/1/2019 (a)	25,000	25,158
Gap, Inc. 5.95%, 4/12/2021 (e)	26,000	27,313
Group 1 Automotive, Inc. 5.00%, 6/1/2022	25,000	25,195

Security Description	Principal Amount	Value

JC Penney Corp., Inc. 5.88%, 7/1/2023 (a) (e)	$50,000	$47,875
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/1/2024 (a)	225,000	223,875
5.25%, 6/1/2026 (a)	50,000	49,815
Kohl’s Corp. 4.75%, 12/15/2023	25,000	26,249
L Brands, Inc.:
5.25%, 2/1/2028	55,000	51,634
6.75%, 7/1/2036	60,000	57,637
6.88%, 11/1/2035	122,000	118,340
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023 (e)	15,000	14,141
3.45%, 1/15/2021	20,000	19,978
3.88%, 1/15/2022	140,000	140,119
4.30%, 2/15/2043	30,000	24,436
6.38%, 3/15/2037	14,000	14,354
6.65%, 7/15/2024	20,000	21,900
McDonald’s Corp.:
Series MTN, 3.63%, 5/20/2021	10,000	10,194
Series MTN, 3.70%, 1/30/2026	50,000	50,282
Series MTN, 4.70%, 12/9/2035	125,000	133,529
Series MTN, 4.88%, 12/9/2045	25,000	27,204
Nordstrom, Inc. 4.00%, 3/15/2027	16,000	15,589
O’Reilly Automotive, Inc. 3.55%, 3/15/2026	60,000	58,680
QVC, Inc.:
4.38%, 3/15/2023	75,000	75,064
4.45%, 2/15/2025	25,000	24,660
4.85%, 4/1/2024	50,000	50,892
5.13%, 7/2/2022	120,000	123,772
Reliance Intermediate Holdings L.P. 6.50%, 4/1/2023 (a)	50,000	51,935
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	25,000	24,720
Tapestry, Inc. 4.13%, 7/15/2027	100,000	98,147
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	75,000	73,863
4.65%, 6/1/2046	50,000	48,525

		2,315,610

SEMICONDUCTORS — 0.9%
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.50%, 1/15/2028	150,000	140,990
Entegris, Inc. 4.63%, 2/10/2026 (a)	25,000	24,375
KLA-Tencor Corp.:
4.65%, 11/1/2024	50,000	52,221
5.65%, 11/1/2034	25,000	27,810
NXP B.V./NXP Funding LLC 4.63%, 6/1/2023 (a)	200,000	203,560
Qorvo, Inc.:

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

6.75%, 12/1/2023	$75,000	$79,969
7.00%, 12/1/2025	40,000	43,450
Sensata Technologies B.V. 4.88%, 10/15/2023 (a)	50,000	50,000

		622,375

SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
3.48%, 12/1/2027 (a)	35,000	33,642
5.00%, 11/15/2025 (a)	30,000	31,595

		65,237

SOFTWARE — 1.4%
Activision Blizzard, Inc.:
3.40%, 9/15/2026	10,000	9,749
6.13%, 9/15/2023 (a)	55,000	57,773
CA, Inc. 4.70%, 3/15/2027	50,000	51,156
CDK Global, Inc. 5.00%, 10/15/2024	100,000	101,750
Fidelity National Information Services, Inc.:
3.50%, 4/15/2023	14,000	13,995
4.50%, 8/15/2046	75,000	74,726
First Data Corp.:
5.00%, 1/15/2024 (a)	50,000	50,000
5.38%, 8/15/2023 (a)	72,000	72,990
Fiserv, Inc.:
2.70%, 6/1/2020	17,000	16,892
3.50%, 10/1/2022	25,000	25,170
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	50,000	51,062
MSCI, Inc.:
5.25%, 11/15/2024 (a)	50,000	51,175
5.75%, 8/15/2025 (a)	100,000	104,470
Nuance Communications, Inc. 5.63%, 12/15/2026	40,000	39,300
Open Text Corp. 5.88%, 6/1/2026 (a)	73,000	74,734
PTC, Inc. 6.00%, 5/15/2024	15,000	15,731
Quintiles IMS, Inc. 4.88%, 5/15/2023 (a)	100,000	102,000

		912,673

TELECOMMUNICATIONS — 8.9%
Anixter, Inc. 5.13%, 10/1/2021	100,000	102,630
AT&T, Inc.:
2.45%, 6/30/2020	95,000	93,909
3.20%, 3/1/2022	163,000	162,134
3.40%, 5/15/2025	150,000	144,532
3.90%, 3/11/2024 (e)	100,000	100,718
4.13%, 2/17/2026	100,000	100,242
4.30%, 2/15/2030 (a)	52,000	51,703
4.75%, 5/15/2046	155,000	150,543
5.15%, 3/15/2042	50,000	51,513

Security Description	Principal Amount	Value

5.15%, 2/14/2050	$73,000	$73,743
5.55%, 8/15/2041	50,000	53,802
5.70%, 3/1/2057	100,000	107,554
6.00%, 8/15/2040	142,000	160,382
6.38%, 3/1/2041	8,000	9,292
British Telecommunications PLC 9.13%, 12/15/2030	50,000	73,058
CenturyLink, Inc.:
Series T, 5.80%, 3/15/2022	50,000	48,815
Series U, 7.65%, 3/15/2042	100,000	84,750
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	100,000	95,250
CommScope, Inc.:
5.00%, 6/15/2021 (a)	5,000	5,063
5.50%, 6/15/2024 (a)	100,000	102,000
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	75,000	106,227
Embarq Corp. 8.00%, 6/1/2036	65,000	61,185
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	50,000	49,000
6.50%, 6/15/2019	50,000	51,625
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	50,000	48,906
Koninklijke KPN NV USD 10 year swap rate + 5.33% 7.00%, 3/28/2073 (a) (b)	50,000	54,000
Level 3 Financing, Inc.:
5.25%, 3/15/2026	50,000	47,065
5.38%, 8/15/2022	125,000	125,000
5.38%, 1/15/2024	75,000	73,080
5.63%, 2/1/2023	87,000	86,974
Millicom International Cellular SA 6.00%, 3/15/2025 (a)	25,000	25,719
Motorola Solutions, Inc.:
3.75%, 5/15/2022	6,000	5,992
4.00%, 9/1/2024	50,000	49,947
Nokia Oyj 5.38%, 5/15/2019	149,000	151,980
Orange SA 9.00%, 3/1/2031	50,000	73,173
Plantronics, Inc. 5.50%, 5/31/2023 (a)	25,000	24,783
Qualitytech LP/QTS Finance Corp. 4.75%, 11/15/2025 (a)	50,000	46,940
Qwest Corp. 7.13%, 11/15/2043	50,000	49,283
Rogers Communications, Inc.:
2.90%, 11/15/2026	20,000	18,835
6.80%, 8/15/2018	50,000	50,785
SoftBank Group Corp. 4.50%, 4/15/2020 (a)	100,000	101,980
Sprint Communications, Inc.:
7.00%, 3/1/2020 (a)	100,000	105,000
9.00%, 11/15/2018 (a)	137,000	141,709
Telecom Italia Capital SA:
6.00%, 9/30/2034	50,000	51,860

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

6.38%, 11/15/2033	$100,000	$108,500
7.20%, 7/18/2036	100,000	117,625
7.72%, 6/4/2038	50,000	61,135
Telecom Italia SpA/Milano 5.30%, 5/30/2024 (a)	100,000	102,125
Telefonica Emisiones SAU:
5.13%, 4/27/2020	100,000	103,871
7.05%, 6/20/2036	50,000	63,430
T-Mobile USA, Inc.:
4.75%, 2/1/2028	95,000	91,324
5.38%, 4/15/2027	125,000	125,859
6.00%, 3/1/2023	56,000	58,240
6.38%, 3/1/2025	100,000	104,970
6.50%, 1/15/2024	50,000	52,250
6.50%, 1/15/2026	100,000	105,750
6.63%, 4/1/2023	87,000	89,880
6.84%, 4/28/2023	100,000	103,625
Verizon Communications, Inc.:
1.75%, 8/15/2021	108,000	103,075
2.95%, 3/15/2022	100,000	98,319
4.13%, 8/15/2046	6,000	5,400
4.27%, 1/15/2036	190,000	181,880
4.52%, 9/15/2048	50,000	48,177
4.67%, 3/15/2055	91,000	86,557
4.86%, 8/21/2046	100,000	100,918
5.01%, 4/15/2049	88,000	90,590
5.01%, 8/21/2054	75,000	74,989
5.15%, 9/15/2023	200,000	215,778
Vodafone Group PLC:
2.50%, 9/26/2022	5,000	4,805
2.95%, 2/19/2023	100,000	97,340
Wind Tre SpA 5.00%, 1/20/2026 (a)	200,000	169,940

		5,939,033

TEXTILES — 0.0% (d)
Cintas Corp. No. 2 6.15%, 8/15/2036	2,000	2,431
Mohawk Industries, Inc. 3.85%, 2/1/2023	2,000	2,028

		4,459

TOYS/GAMES/HOBBIES — 0.3%
Mattel, Inc.:
2.35%, 5/6/2019	100,000	97,880
3.15%, 3/15/2023	25,000	21,187
4.35%, 10/1/2020 (e)	50,000	48,125

		167,192

TRANSPORTATION — 1.0%
AP Moller - Maersk A/S:
2.55%, 9/22/2019 (a)	51,000	50,728
3.75%, 9/22/2024 (a)	25,000	24,565
Canadian Pacific Railway Co.:
4.50%, 1/15/2022	25,000	26,017
4.80%, 9/15/2035	50,000	55,195

Security Description	Principal Amount	Value

CSX Corp.:
2.60%, 11/1/2026	$53,000	$48,374
4.25%, 11/1/2066	4,000	3,631
4.40%, 3/1/2043	25,000	25,159
6.22%, 4/30/2040	25,000	31,234
FedEx Corp.:
2.63%, 8/1/2022	10,000	9,767
3.90%, 2/1/2035	25,000	24,173
4.55%, 4/1/2046	25,000	25,218
4.90%, 1/15/2034	50,000	53,949
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	20,000	20,145
Kansas City Southern:
3.13%, 6/1/2026	30,000	28,480
4.30%, 5/15/2043	6,000	5,887
Norfolk Southern Corp.:
2.90%, 6/15/2026	10,000	9,517
3.00%, 4/1/2022	15,000	14,892
3.25%, 12/1/2021	10,000	10,062
3.94%, 11/1/2047 (a)	31,000	29,841
4.80%, 8/15/2043	39,000	41,782
5.75%, 4/1/2018	25,000	25,000
Penske Truck Leasing Co. L.P./PTL Finance Corp.:
2.88%, 7/17/2018 (a)	3,000	3,001
3.38%, 2/1/2022 (a)	5,000	4,973
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	40,000	38,631
Series MTN, 2.45%, 9/3/2019	50,000	49,633
Series MTN, 2.50%, 9/1/2022	8,000	7,692

		667,546

TRUCKING & LEASING — 0.4%
GATX Corp.:
2.50%, 7/30/2019	25,000	24,814
3.90%, 3/30/2023	25,000	25,273
4.75%, 6/15/2022	35,000	36,654
Park Aerospace Holdings, Ltd.:
5.25%, 8/15/2022 (a)	100,000	97,970
5.50%, 2/15/2024 (a)	100,000	97,000

		281,711

TOTAL CORPORATE BONDS & NOTES (Cost $66,842,389)		66,343,656

	Shares
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (g) (h)	140,274	140,274

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	1,018,960	$1,018,960

TOTAL SHORT-TERM INVESTMENTS (Cost $1,159,234)		1,159,234

TOTAL INVESTMENTS — 100.8% (Cost $68,001,623)		67,502,890

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(555,437)

NET ASSETS — 100.0%		$66,947,453

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.7% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security - Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2018. Maturity date shown is the final maturity.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	All or a portion of the shares of the security are on loan at March 31, 2018.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2018.
(i)	Investment of cash collateral for securities loaned.

BKNT = Bank Notes

GMTN = Global Medium Term Note

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Corporate Bonds & Notes
Advertising	$—	$168,018	$—	$168,018
Aerospace & Defense.	—	883,210	—	883,210
Agriculture	—	619,808	—	619,808
Airlines	—	232,920	—	232,920
Apparel	—	88,214	—	88,214
Auto Manufacturers	—	1,341,958	—	1,341,958
Auto Parts & Equipment	—	648,101	—	648,101
Banks	—	4,318,689	—	4,318,689
Beverages	—	1,039,232	—	1,039,232
Biotechnology	—	737,658	—	737,658
Chemicals	—	1,690,846	—	1,690,846
Commercial Services	—	1,514,332	—	1,514,332
Construction Materials	—	764,489	—	764,489
Diversified Financial Services	—	3,433,208	—	3,433,208

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Electric	$—	$2,494,561	$—	$2,494,561
Electrical Components & Equipment	—	25,188	—	25,188
Electronics	—	536,803	—	536,803
Energy-Alternate Sources	—	51,125	—	51,125
Engineering & Construction	—	287,519	—	287,519
Entertainment	—	344,238	—	344,238
Environmental Control	—	157,908	—	157,908
Food	—	1,192,253	—	1,192,253
Food Service	—	241,310	—	241,310
Forest Products & Paper	—	245,137	—	245,137
Gas	—	442,759	—	442,759
Hand & Machine Tools	—	14,970	—	14,970
Health Care Products	—	776,280	—	776,280
Health Care Services	—	2,896,167	—	2,896,167
Holding Companies-Divers	—	81,382	—	81,382
Home Builders	—	1,294,266	—	1,294,266
Home Furnishings	—	156,448	—	156,448
Household Products	—	74,688	—	74,688
Household Products & Wares	—	178,306	—	178,306
Housewares	—	165,975	—	165,975
Insurance	—	1,453,080	—	1,453,080
Internet	—	373,676	—	373,676
Investment Company Security	—	124,124	—	124,124
Iron/Steel	—	533,661	—	533,661
IT Services	—	1,750,671	—	1,750,671
Leisure Time	—	154,573	—	154,573
Lodging	—	1,000,084	—	1,000,084
Machinery, Construction & Mining	—	102,563	—	102,563
Machinery-Diversified	—	242,672	—	242,672
Media	—	4,851,231	—	4,851,231
Mining	—	1,672,853	—	1,672,853
Miscellaneous Manufacturer	—	348,377	—	348,377
Office & Business Equipment	—	399,068	—	399,068
Oil & Gas	—	3,336,301	—	3,336,301
Oil & Gas Services	—	287,465	—	287,465
Packaging & Containers	—	412,527	—	412,527
Pharmaceuticals	—	1,725,635	—	1,725,635
Pipelines	—	4,441,064	—	4,441,064
Real Estate Investment Trusts	—	3,020,229	—	3,020,229
Retail	—	2,315,610	—	2,315,610
Semiconductors	—	622,375	—	622,375
Shipbuilding	—	65,237	—	65,237
Software	—	912,673	—	912,673
Telecommunications	—	5,939,033	—	5,939,033
Textiles	—	4,459	—	4,459
Toys/Games/Hobbies	—	167,192	—	167,192
Transportation	—	667,546	—	667,546
Trucking & Leasing	—	281,711	—	281,711
Short-Term Investments	1,159,234	—	—	1,159,234

TOTAL INVESTMENTS	$1,159,234	$66,343,656	$—	$67,502,890

See accompanying notes to schedule of investments.

SPDR ICE BOFAML CROSSOVER CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	614,316	$614,316	$8,005,591	$8,479,633	$—	$—	140,274	$140,274	$3,538	$—

State Street Navigator Securities Lending Government Money Market Portfolio	630,630	630,630	5,178,000	4,789,670	—	—	1,018,960	1,018,960	4,357	—

Total		$1,244,946	$13,183,591	$13,269,303	$—	$—		$1,159,234	$7,895	$—

See accompanying notes to schedule of investments.

SPDR CITI INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description		Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS — 99.4%
AUSTRALIA — 4.0%
Australia Government Bond:
0.75%, 11/21/2027	AUD	4,034,128	$3,117,488
1.25%, 2/21/2022	AUD	5,809,455	4,583,357
1.25%, 8/21/2040	AUD	2,465,385	1,996,579
2.00%, 8/21/2035	AUD	2,623,920	2,367,091
2.50%, 9/20/2030	AUD	4,222,968	3,918,020
3.00%, 9/20/2025	AUD	6,221,334	5,597,307
4.00%, 8/20/2020	AUD	5,389,464	4,485,083

			26,064,925

BRAZIL — 8.1%
Brazil Notas do Tesouro Nacional Serie B:
6.00%, 5/15/2019	BRL	11,495,494	3,602,475
6.00%, 8/15/2020	BRL	8,276,755	2,639,503
6.00%, 5/15/2021	BRL	14,177,776	4,561,108
6.00%, 8/15/2022	BRL	22,623,132	7,315,551
6.00%, 5/15/2023	BRL	14,468,995	4,686,794
6.00%, 8/15/2024	BRL	7,510,389	2,464,084
6.00%, 8/15/2026	BRL	9,656,215	3,181,444
6.00%, 8/15/2030	BRL	7,939,554	2,617,817
6.00%, 5/15/2035	BRL	12,261,858	4,086,704
6.00%, 8/15/2040	BRL	10,116,034	3,401,692
6.00%, 5/15/2045	BRL	12,108,587	4,070,927
6.00%, 8/15/2050	BRL	22,837,961	7,730,833
6.00%, 5/15/2055	BRL	5,640,456	1,920,270

			52,279,202

CANADA — 4.6%
Canadian Government Real Return Bond:
0.50%, 12/1/2050	CAD	1,165,076	898,797
1.25%, 12/1/2047	CAD	4,325,278	3,988,717
1.50%, 12/1/2044	CAD	3,855,796	3,712,809
2.00%, 12/1/2041	CAD	4,001,549	4,118,747
3.00%, 12/1/2036	CAD	3,944,049	4,435,048
4.00%, 12/1/2031	CAD	4,344,254	4,974,099
4.25%, 12/1/2021	CAD	4,009,848	3,569,316
4.25%, 12/1/2026	CAD	3,680,610	3,813,132

			29,510,665

CHILE — 4.6%
Bonos de la Tesoreria de la Republica:
1.50%, 3/1/2021	CLP	2,480,953,880	4,169,610
1.50%, 3/1/2026	CLP	3,451,761,920	5,634,426
2.00%, 3/1/2035	CLP	3,074,225,460	4,978,337
3.00%, 1/1/2020	CLP	674,172,250	1,164,888
3.00%, 1/1/2030	CLP	1,213,510,049	2,265,413
3.00%, 1/1/2042	CLP	350,569,570	658,398
3.00%, 1/1/2044	CLP	3,141,642,685	5,856,383
Bonos del Banco Central de Chile en UF:
3.00%, 2/1/2021	CLP	970,808,040	1,699,520
3.00%, 3/1/2022	CLP	134,834,450	239,394

Security Description		Principal Amount	Value

3.00%, 3/1/2023	CLP	728,106,030	$1,312,314
3.00%, 1/1/2040	CLP	485,404,020	906,115
3.00%, 2/1/2041	CLP	539,337,800	1,007,709

			29,892,507

COLOMBIA — 3.5%
Colombian TES:
3.00%, 3/25/2033	COP	7,682,616,000	2,523,456
3.30%, 3/17/2027	COP	5,070,526,560	1,835,071
3.50%, 4/17/2019	COP	7,810,659,600	2,870,253
3.50%, 3/10/2021	COP	15,595,710,480	5,765,483
3.50%, 5/7/2025	COP	7,349,702,640	2,724,827
4.75%, 2/23/2023	COP	9,884,965,920	3,861,725
4.75%, 4/4/2035	COP	6,594,245,400	2,656,497

			22,237,312

FRANCE — 8.4%
French Republic Government Bond OAT:
0.10%, 3/1/2021	EUR	1,669,807	2,175,955
0.10%, 7/25/2021	EUR	1,273,207	1,652,727
0.10%, 3/1/2025	EUR	1,781,171	2,361,053
0.10%, 3/1/2028	EUR	1,219,584	1,623,621
0.10%, 7/25/2047 (a)	EUR	1,468,502	1,986,185
0.25%, 7/25/2024	EUR	3,118,200	4,222,041
0.70%, 7/25/2030 (a)	EUR	2,060,579	2,971,657
1.10%, 7/25/2022	EUR	3,357,318	4,639,884
1.30%, 7/25/2019	EUR	2,764,710	3,548,712
1.80%, 7/25/2040	EUR	2,382,407	4,409,631
1.85%, 7/25/2027	EUR	3,362,756	5,259,847
2.10%, 7/25/2023	EUR	3,797,324	5,528,843
2.25%, 7/25/2020	EUR	4,420,535	6,008,515
3.15%, 7/25/2032	EUR	2,126,530	4,088,129
3.40%, 7/25/2029	EUR	2,108,130	3,858,113

			54,334,913

GERMANY — 4.6%
Deutsche Bundesrepublik Inflation Linked Bond:
0.10%, 4/15/2023	EUR	5,889,181	7,819,825
0.10%, 4/15/2026	EUR	4,213,277	5,714,205
0.10%, 4/15/2046	EUR	2,606,710	3,787,831
0.50%, 4/15/2030	EUR	3,306,754	4,725,562
1.75%, 4/15/2020	EUR	5,580,583	7,369,859

			29,417,282

ISRAEL — 4.5%
Israel Government Bond - CPI Linked:
0.10%, 10/30/2020	ILS	9,899,972	2,883,792
0.75%, 10/31/2025	ILS	9,036,045	2,721,459
0.75%, 5/31/2027	ILS	3,096,903	926,472
1.00%, 5/31/2045	ILS	4,586,090	1,212,608
1.75%, 9/29/2023	ILS	8,589,216	2,720,034
2.75%, 9/30/2022	ILS	7,785,136	2,545,609
2.75%, 8/30/2041	ILS	11,111,379	4,247,830
3.00%, 10/31/2019	ILS	7,148,944	2,165,298
4.00%, 5/30/2036	ILS	9,521,307	4,142,089

See accompanying notes to schedule of investments.

SPDR CITI INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description		Principal Amount	Value

Israel Government Bond - Galil:
4.00%, 7/30/2021	ILS	9,416,744	$3,107,115
4.00%, 7/31/2024	ILS	5,494,675	1,978,432

			28,650,738

ITALY — 5.6%
Italy Buoni Poliennali Del Tesoro:
0.10%, 5/15/2022 (a)	EUR	1,585,557	2,027,434
1.25%, 9/15/2032 (a)	EUR	1,723,188	2,252,484
1.30%, 5/15/2028 (a)	EUR	1,520,085	2,013,742
2.10%, 9/15/2021	EUR	3,221,184	4,426,737
2.35%, 9/15/2019	EUR	3,841,720	5,038,116
2.35%, 9/15/2024 (a)	EUR	2,855,356	4,099,442
2.35%, 9/15/2035	EUR	3,032,650	4,677,903
2.55%, 9/15/2041	EUR	1,741,950	2,752,009
2.60%, 9/15/2023	EUR	3,591,381	5,185,750
3.10%, 9/15/2026	EUR	2,448,196	3,751,232

			36,224,849

JAPAN — 4.5%
Japanese Government CPI Linked Bond:
0.10%, 9/10/2023	JPY	181,475,000	1,785,741
0.10%, 3/10/2024	JPY	313,733,300	3,094,558
0.10%, 9/10/2024	JPY	434,299,000	4,302,153
0.10%, 3/10/2025	JPY	847,215,000	8,396,470
0.10%, 3/10/2026	JPY	691,797,340	6,888,702
0.10%, 3/10/2027	JPY	474,287,580	4,742,876

			29,210,500

MEXICO — 4.7%
Mexican Udibonos:
2.00%, 6/9/2022	MXN	54,643,422	2,802,924
2.50%, 12/10/2020	MXN	66,950,228	3,555,861
4.00%, 6/13/2019	MXN	66,197,978	3,607,406
4.00%, 11/30/2028	MXN	39,116,987	2,200,932
4.00%, 11/15/2040	MXN	101,854,616	5,700,868
4.00%, 11/8/2046	MXN	63,790,779	3,557,445
4.50%, 12/4/2025	MXN	93,218,789	5,414,182
4.50%, 11/22/2035	MXN	52,145,952	3,116,587

			29,956,205

NEW ZEALAND — 1.5%
New Zealand Government Bond:
2.00%, 9/20/2025	NZD	4,011,714	3,020,236
2.50%, 9/20/2035	NZD	2,915,495	2,293,797
2.50%, 9/20/2040	NZD	1,742,670	1,352,938
3.00%, 9/20/2030	NZD	3,739,860	3,088,185

			9,755,156

SOUTH AFRICA — 4.7%
South Africa Government Bond - CPI Linked:
1.88%, 3/31/2029	ZAR	13,049,898	1,059,218
1.88%, 2/28/2033	ZAR	13,047,791	1,033,002
2.00%, 1/31/2025	ZAR	35,628,189	2,989,789

Security Description		Principal Amount	Value

2.25%, 1/31/2038	ZAR	34,792,100	$2,894,639
2.50%, 3/31/2046	ZAR	35,206,949	3,001,344
2.50%, 12/31/2050	ZAR	37,050,502	3,162,125
2.60%, 3/31/2028	ZAR	40,758,256	3,547,207
2.75%, 1/31/2022	ZAR	35,438,629	3,091,509
3.45%, 12/7/2033	ZAR	47,687,842	4,580,256
5.50%, 12/7/2023	ZAR	46,783,288	4,714,253

			30,073,342

SOUTH KOREA — 1.1%
Inflation Linked Korea Treasury Bond:
1.00%, 6/10/2026	KRW	2,635,486,200	2,322,874
1.50%, 6/10/2021	KRW	2,765,217,350	2,656,740
1.75%, 6/10/2025	KRW	1,214,179,200	1,170,658
2.75%, 6/10/2020	KRW	944,626,107	929,804

			7,080,076

SPAIN — 4.6%
Spain Government Inflation Linked Bond:
0.30%, 11/30/2021	EUR	2,847,002	3,752,138
0.55%, 11/30/2019 (a)	EUR	4,216,856	5,413,917
0.65%, 11/30/2027 (a)	EUR	3,843,206	5,172,078
1.00%, 11/30/2030 (a)	EUR	3,875,949	5,368,104
1.80%, 11/30/2024 (a)	EUR	6,990,837	10,166,145

			29,872,382

SWEDEN — 3.3%
Sweden Inflation Linked Bond:
0.13%, 6/1/2019	SEK	18,081,723	2,233,869
0.13%, 6/1/2026	SEK	16,091,471	2,198,397
0.13%, 6/1/2032	SEK	10,796,614	1,476,488
0.25%, 6/1/2022	SEK	27,774,662	3,677,129
1.00%, 6/1/2025	SEK	19,882,762	2,861,860
3.50%, 12/1/2028	SEK	22,413,409	4,108,895
4.00%, 12/1/2020	SEK	33,102,430	4,671,023

			21,227,661

TURKEY — 4.6%
Turkey Government Bond:
1.00%, 5/3/2023	TRY	10,978,931	2,496,824
2.00%, 10/26/2022	TRY	10,721,372	2,577,903
2.00%, 9/18/2024	TRY	12,475,394	2,949,262
2.00%, 4/16/2025	TRY	9,576,211	2,249,614
2.40%, 5/8/2024	TRY	6,857,962	1,664,892
2.70%, 1/14/2026	TRY	11,161,161	2,741,407
2.80%, 11/8/2023	TRY	5,701,068	1,417,280
2.90%, 7/7/2027	TRY	5,225,752	1,312,572
3.00%, 1/6/2021	TRY	7,433,054	1,866,989
3.00%, 7/21/2021	TRY	10,406,616	2,613,870
3.00%, 2/23/2022	TRY	9,866,544	2,478,467
3.00%, 8/2/2023	TRY	9,212,723	2,318,646
4.00%, 4/1/2020	TRY	10,617,782	2,712,742

			29,400,468

See accompanying notes to schedule of investments.

SPDR CITI INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description		Principal Amount	Value

UNITED KINGDOM — 22.5%
United Kingdom Gilt Inflation Linked:
0.13%, 11/22/2019	GBP	2,403,659	$3,529,577
0.13%, 3/22/2024	GBP	4,199,889	6,629,049
0.13%, 3/22/2026	GBP	3,827,127	6,216,309
0.13%, 3/22/2029	GBP	3,279,040	5,599,556
0.13%, 11/22/2036	GBP	2,601,207	5,102,770
0.13%, 3/22/2044	GBP	3,017,793	6,697,726
0.13%, 3/22/2046	GBP	1,927,620	4,401,150
0.13%, 8/10/2048	GBP	391,810	930,374
0.13%, 11/22/2056	GBP	1,005,742	2,751,435
0.13%, 3/22/2058	GBP	2,012,093	5,651,941
0.13%, 11/22/2065	GBP	1,325,035	4,306,681
0.13%, 3/22/2068	GBP	2,211,200	7,582,073
0.25%, 3/22/2052	GBP	2,281,080	5,982,399
0.38%, 3/22/2062	GBP	2,897,309	9,459,938
0.50%, 3/22/2050	GBP	2,134,539	5,717,695
0.63%, 3/22/2040	GBP	3,442,527	7,815,186
0.63%, 11/22/2042	GBP	2,078,982	4,990,971
0.75%, 3/22/2034	GBP	2,502,361	5,082,965
0.75%, 11/22/2047	GBP	1,893,454	5,089,465
1.13%, 11/22/2037	GBP	2,347,862	5,464,526
1.25%, 11/22/2027	GBP	2,631,694	4,845,638
1.25%, 11/22/2032	GBP	2,097,697	4,394,074
1.25%, 11/22/2055	GBP	1,795,451	6,331,586
1.88%, 11/22/2022	GBP	2,980,039	4,976,043
2.00%, 1/26/2035	GBP	2,025,605	4,863,906
2.50%, 4/16/2020	GBP	2,979,904	4,600,855
2.50%, 7/17/2024	GBP	1,200,138	2,165,338
4.13%, 7/22/2030	GBP	1,490,259	3,738,510

			144,917,736

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $594,762,886)			640,105,919

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d) (Cost $280,893)	280,893	$280,893

TOTAL INVESTMENTS — 99.4% (Cost $595,043,779)		640,386,812

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		3,584,793

NET ASSETS — 100.0%		$643,971,605

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.4% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CLP  —  Chilean Peso

COP  —  Colombian Peso

EUR  —  Euro

GBP  —  British Pound

ILS  —  Israeli New Shekel

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

NZD  —  New Zealand Dollar

SEK  —  Swedish Krona

ZAR  —  South African Rand

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Foreign Government Obligations
Australia	$—	$26,064,925	$—	$26,064,925
Brazil	—	52,279,202	—	52,279,202
Canada	—	29,510,665	—	29,510,665
Chile	—	29,892,507	—	29,892,507
Colombia.	—	22,237,312	—	22,237,312
France.	—	54,334,913	—	54,334,913
Germany	—	29,417,282	—	29,417,282
Israel	—	28,650,738	—	28,650,738
Italy	—	36,224,849	—	36,224,849

See accompanying notes to schedule of investments.

SPDR CITI INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Japan	$—	$29,210,500	$—	$29,210,500
Mexico	—	29,956,205	—	29,956,205
New Zealand	—	9,755,156	—	9,755,156
South Africa	—	30,073,342	—	30,073,342
South Korea	—	7,080,076	—	7,080,076
Spain	—	29,872,382	—	29,872,382
Sweden	—	21,227,661	—	21,227,661
Turkey	—	29,400,468	—	29,400,468
United Kingdom	—	144,917,736	—	144,917,736
Short-Term Investment	280,893	—	—	280,893

TOTAL INVESTMENTS	$280,893	$640,105,919	$—	$640,386,812

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	87,113	$87,113	$82,296,907	$82,103,127	$—	$—	280,893	$280,893	$10,495	$—

See accompanying notes to schedule of investments.

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
DOMESTIC FIXED INCOME — 25.2%
SPDR Bloomberg Barclays Convertible Securities ETF (a) (b)	766,133	$39,578,431

INFLATION LINKED — 25.1%
SPDR Citi International Government Inflation-Protected Bond ETF (a)	662,958	39,479,149

INTERNATIONAL FIXED INCOME — 49.6%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a) (b)	1,293,196	39,287,294
SPDR Bloomberg Barclays International Corporate Bond ETF (a) (b)	1,073,182	38,645,284

		77,932,578

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS
(Cost $155,086,991)		156,990,158

SHORT-TERM INVESTMENTS — 19.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c)(d)	111,396	111,396

Security Description	Shares	Value

State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	29,742,525	$29,742,525

TOTAL SHORT-TERM INVESTMENTS
(Cost $ 29,853,921)		$29,853,921

TOTAL INVESTMENTS — 118.9%
(Cost $ 184,940,912)		186,844,079

LIABILITIES IN EXCESS OF OTHER ASSETS — (18.9)%		(29,756,027)

NET ASSETS — 100.0%		$157,088,052

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Mutual Funds and Exchange Traded Products
Domestic Fixed Income	$39,578,431	$—	$—	$39,578,431
Inflation Linked	39,479,149	—	—	39,479,149
International Fixed Income	77,932,578	—	—	77,932,578
Short-Term Investments	29,853,921	—	—	29,853,921

TOTAL INVESTMENTS	$186,844,079	$—	$—	$186,844,079

See accompanying notes to schedule of investments.

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

SPDR Bloomberg Barclays Convertible Securities ETF	303,757	$15,072,422	$29,329,653	$5,521,874	$195,946	$502,285	766,133	$39,578,431	$925,220	$—

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	—	—	42,360,917	3,454,810	30,356	350,831	1,293,196	39,287,294	602,840	—

SPDR Bloomberg Barclays High Yield Bond ETF	381,354	14,186,369	24,812,919	37,716,606	(1,116,955)	(165,727)	—	—	840,385	—

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	399,632	13,751,337	4,862,462	18,699,414	214,388	(128,773)	—	—	104,308	—

SPDR Citi International Government Inflation-Protected Bond ETF	—	—	39,201,669	157,986	3,634	431,832	662,958	39,479,149	119,785	—

SPDR Wells Fargo Preferred Stock ETF	316,560	14,235,703	19,577,149	32,884,883	(803,234)	(124,735)	—	—	725,412	—

State Street Institutional U.S. Government Money Market Fund, Class G Shares	254,192	254,192	2,149,770	2,292,566	—	—	111,396	111,396	869	—

State Street Navigator Securities Lending Government Money Market Portfolio	—	—	199,085,369	169,342,844	—	—	29,742,525	29,742,525	20,024	—

Total		$57,500,023	$361,379,908	$270,070,983	$(1,475,865)	$865,713		$148,198,795	$3,338,843	$—

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES —99.1%
ALABAMA — 0.7%
Alabama, Federal Aid Highway Finance Authority Revenue:
5.00%, 9/1/2025	$330,000	$381,757
5.00%, 9/1/2027	225,000	258,413
Series A, 4.00%, 6/1/2037	500,000	529,770
Series A, 5.00%, 9/1/2030	115,000	137,060
Series A, 5.00%, 9/1/2032	950,000	1,113,440
Series A, 5.00%, 9/1/2033	945,000	1,102,125
Series A, 5.00%, 9/1/2034	1,095,000	1,273,496
Series B, 5.00%, 9/1/2025	265,000	312,109
Series B, 5.00%, 9/1/2026	335,000	399,568
Alabama, Public School & College Authority Revenue:
Series A, 5.00%, 2/1/2025	275,000	314,628
Series B, 5.00%, 1/1/2019	125,000	128,139
Series B, 5.00%, 1/1/2021	665,000	721,532
Series B, 5.00%, 1/1/2022	235,000	260,483
Series B, 5.00%, 1/1/2024	210,000	241,561
Series B, 5.00%, 1/1/2025	435,000	502,121
Series B, 5.00%, 1/1/2026	270,000	310,643
Series C, 5.00%, 9/1/2020	100,000	107,639
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2019	100,000	104,393
Series A, 5.00%, 8/1/2022	425,000	477,972
Series A, 5.00%, 8/1/2024	615,000	714,999
Series A, 5.00%, 8/1/2025	170,000	197,970
Series C, 5.00%, 8/1/2027	100,000	118,687
Auburn, AL, University Revenue:
Series A, 4.00%, 6/1/2032	300,000	319,104
Series A, 5.00%, 6/1/2028	230,000	270,717
Baldwin County, AL, Board of Education Revenue 3.13%, 6/1/2033	110,000	107,073
Birmingham, AL, Waterworks Board Revenue:
Series A, 3.75%, 1/1/2043	290,000	290,989
Series A, 4.00%, 1/1/2037	235,000	244,134
Series A, 4.00%, 1/1/2038	145,000	150,414
Series A, 4.00%, 1/1/2041	1,190,000	1,229,901
Series A, 5.00%, 1/1/2028	125,000	147,681
Series A, 5.00%, 1/1/2032	100,000	116,113
Series A, 5.00%, 1/1/2042	255,000	284,929
Series B, 4.00%, 1/1/2036	250,000	260,293
Series B, 5.00%, 1/1/2036	1,000,000	1,146,160
Series B, 5.00%, 1/1/2043	750,000	851,002
City of Homewood, AL, General Obligation 5.00%, 9/1/2041	315,000	358,757
Mobile County, AL, Board of Water & Sewer Commissioners Revenue 5.00%, 1/1/2028	730,000	814,950
Tuscaloosa, AL, Board of Education Revenue:

Security Description	Principal Amount	Value

4.00%, 8/1/2041	$705,000	$725,107
5.00%, 8/1/2041	185,000	209,890
University of Alabama, AL, General Revenue:
Series B, 3.00%, 7/1/2034	1,050,000	1,001,668
Series B, 5.00%, 7/1/2025	120,000	137,989
Series D-2, 5.00%, 10/1/2037	240,000	266,587

		18,641,963

ALASKA — 0.1%
Alaska, State General Obligation:
Series A, 5.00%, 8/1/2031	590,000	673,332
Series B, 5.00%, 8/1/2026	645,000	749,993
Anchorage, AK, General Obligation Series B, 5.00%, 9/1/2019	235,000	246,000
Anchorage, AK, Water Revenue:
Series B, 5.00%, 5/1/2036	250,000	288,398
Series B, 5.00%, 5/1/2037	500,000	575,510
Borough of Matanuska-Susitna, AK, Lease Revenue 5.25%, 9/1/2028	520,000	607,370
Borough of North Slope, AK, General Obligation Series A, 5.00%, 6/30/2019	265,000	275,960

		3,416,563

ARIZONA — 1.8%
Arizona, Board of Regents, University System Revenue:
5.00%, 6/1/2026	300,000	356,511
5.00%, 6/1/2027	2,270,000	2,682,868
5.00%, 6/1/2028	205,000	241,127
5.00%, 6/1/2029	395,000	463,023
5.00%, 6/1/2032	885,000	1,027,538
5.00%, 6/1/2038	205,000	233,997
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
Series B, 5.00%, 7/1/2020	705,000	754,547
Series B, 5.00%, 7/1/2021	100,000	109,872
Arizona, Salt River Project Agricultural Improvement & Power District:
Series A, 5.00%, 1/1/2027	375,000	450,169
Series A, 5.00%, 1/1/2028	100,000	119,697
Series A, 5.00%, 1/1/2029	125,000	148,971
Arizona, Salt River Project Agricultural Improvement & Power District Revenue 5.00%, 1/1/2024	140,000	161,286
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue Series A, 5.00%, 12/1/2045	140,000	157,725

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Arizona, Salt River, AZ, Project Agricultural Improvement & Power District Revenue 5.00%, 1/1/2022	$200,000	$221,842
Arizona, State :
COPs, 5.00%, 9/1/2022	100,000	111,842
COPs, 5.00%, 10/1/2022	145,000	162,416
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2024	120,000	139,424
5.00%, 7/1/2025	265,000	306,555
5.00%, 7/1/2026	435,000	501,846
5.00%, 7/1/2027	290,000	346,086
5.00%, 7/1/2028	375,000	444,443
5.00%, 7/1/2030	140,000	159,419
5.00%, 7/1/2031	310,000	352,042
5.00%, 7/1/2035	5,000,000	5,796,650
Series A, 5.00%, 7/1/2022	125,000	139,913
Series A, 5.00%, 7/1/2024	145,000	161,674
Series A, 5.00%, 7/1/2034	225,000	252,135
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2020	210,000	225,143
5.00%, 7/1/2023	395,000	450,537
5.00%, 7/1/2024	125,000	144,996
Arizona, State University Revenue:
Series B, 5.00%, 7/1/2022	890,000	996,951
Series B, 5.00%, 7/1/2042	2,990,000	3,440,862
Series C, 5.00%, 7/1/2042	790,000	899,044
Arizona, Transportation Board Revenue:
5.00%, 7/1/2025	150,000	176,004
5.00%, 7/1/2026	150,000	178,269
Arizona, Water Infrastructure Finance Authority Revenue Series A, 5.00%, 10/1/2029	150,000	172,352
Chandler, AZ, General Obligation:
3.00%, 7/1/2019	100,000	101,717
4.00%, 7/1/2021	125,000	133,545
4.00%, 7/1/2022	1,190,000	1,286,354
5.00%, 7/1/2026	130,000	150,878
Maricopa, AZ, Community College District, General Obligation:
5.00%, 7/1/2023	230,000	262,584
5.00%, 7/1/2024	475,000	551,888
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2024	160,000	185,392
5.00%, 7/1/2029	455,000	535,549
5.00%, 7/1/2033	150,000	174,258
Series A, 5.00%, 7/1/2025	140,000	164,475
Series A, 5.00%, 7/1/2026	155,000	181,421
Series A, 5.00%, 7/1/2039	1,565,000	1,759,029
Series B, 5.00%, 7/1/2024	130,000	150,631

Security Description	Principal Amount	Value

Series B, 5.00%, 7/1/2026	7,710,000	$9,114,162
Series B, 5.00%, 7/1/2027	$1,420,000	1,633,753
Series B, 5.00%, 7/1/2037	1,000,000	1,150,790
Phoenix, AZ, General Obligation:
4.00%, 7/1/2022	755,000	816,132
5.00%, 7/1/2025	140,000	164,576
Pima County, Regional Transportation Authority Revenue:
5.00%, 6/1/2022	100,000	111,748
5.00%, 6/1/2025	375,000	424,193
Pima, AZ, Sewer System Revenue:
5.00%, 7/1/2023	2,835,000	3,232,098
5.00%, 7/1/2026	200,000	236,546
Regional, CO, Public Transportation Authority Revenue 5.25%, 7/1/2021	110,000	121,684
Scottsdale, AZ, General Obligation:
3.00%, 7/1/2022	170,000	177,235
4.00%, 7/1/2019	215,000	221,274
4.00%, 7/1/2024	200,000	221,138
Town of Gilbert, AZ, General Obligation 5.00%, 7/1/2019	185,000	192,644

		46,143,470

ARKANSAS — 0.2%
Arkansas, State General Obligation:
3.25%, 6/15/2022	360,000	374,101
4.00%, 4/1/2025	500,000	545,255
5.00%, 10/1/2019	125,000	131,099
5.00%, 4/1/2020	1,290,000	1,372,340
5.00%, 6/15/2021	125,000	137,176
5.00%, 10/1/2021	275,000	303,790
5.00%, 4/1/2024	100,000	115,523
5.00%, 4/1/2026	270,000	314,099
Little Rock, AR, School District, General Obligation 3.00%, 2/1/2024	2,105,000	2,128,913
North Little Rock School District No. 1, General Obligation Series B, 4.25%, 2/1/2040	570,000	591,877

		6,014,173

CALIFORNIA — 19.9%
Alameda County, CA, Joint Powers Authority Revenue:
Series A, 5.00%, 12/1/2030	135,000	152,861
Series A, 5.00%, 12/1/2031	150,000	169,676
Series A, 5.25%, 12/1/2025	345,000	401,311

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Alameda County, CA, Transportation Authority Sales Tax Revenue 5.00%, 3/1/2020	$125,000	$132,941
Anaheim, Housing & Public Improvements Authority Revenue:
5.00%, 10/1/2031	700,000	771,937
5.00%, 10/1/2032	1,025,000	1,129,663
5.00%, 10/1/2034	1,100,000	1,210,284
5.00%, 10/1/2035	1,625,000	1,786,566
5.00%, 10/1/2036	675,000	741,787
5.00%, 10/1/2041	2,260,000	2,478,859
Anaheim, Public Financing Authority Revenue:
Series A, 5.00%, 5/1/2034	245,000	277,414
Series A, 5.00%, 5/1/2039	2,870,000	3,227,401
Anaheim, Redevelopment Successor Agency, Tax Allocation Series A, 5.00%, 2/1/2029	2,015,000	2,441,696
Arcadia, CA, Unified School District, General Obligation:
3.25%, 8/1/2036	365,000	360,021
3.25%, 8/1/2037	240,000	235,591
Bakersfield, CA, Wastewater Revenue:
Series A, 5.00%, 9/15/2025	150,000	178,034
Series A, 5.00%, 9/15/2029	2,750,000	3,216,675
Series A, 5.00%, 9/15/2031	1,000,000	1,077,100
Series A, 5.00%, 9/15/2032	2,100,000	2,260,335
Brea, CA, Redevelopment Successor Agency, Tax Allocation 5.00%, 8/1/2020	100,000	107,546
California, Bay Area Toll Authority Revenue:
2.00%, 4/1/2053 (a)	350,000	340,886
2.13%, 4/1/2053 (a)	575,000	562,327
5.00%, 4/1/2019	130,000	134,462
Series F-1, 5.00%, 4/1/2054	1,645,000	1,809,105
California, Bay Area Toll Authority, Toll Bridge Revenue 5.00%, 4/1/2019	200,000	206,864
California, Bay Area Water Supply & Conservation Agency Revenue Series A, 4.00%, 10/1/2019	120,000	124,363
California, East Bay Municipal Utility District, Water System Revenue Series B, 5.00%, 6/1/2022	195,000	220,071
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2025	170,000	203,891
5.00%, 10/1/2026	275,000	332,505

Security Description	Principal Amount	Value

5.00%, 10/1/2027	$285,000	$343,208
5.00%, 10/1/2028	455,000	546,082
5.00%, 10/1/2032	3,180,000	3,762,958
5.00%, 10/1/2033	3,810,000	4,487,266
5.00%, 10/1/2034	2,400,000	2,819,040
5.00%, 10/1/2035	2,225,000	2,606,454
Series A, 4.00%, 10/1/2045	3,325,000	3,491,150
California, Municipal Finance Authority Revenue:
4.00%, 1/1/2043	4,750,000	4,980,517
Series A, 4.00%, 10/1/2040	4,000,000	4,163,440
Series A, 5.00%, 10/1/2025	145,000	171,592
Series A, 5.00%, 6/1/2042	250,000	289,348
California, State Department of Water Resources Center Valley Project, Revenue:
Series AM, 5.00%, 12/1/2020	130,000	141,361
Series AM, 5.00%, 12/1/2025	105,000	120,371
Series AQ, 4.00%, 12/1/2033	900,000	988,290
Series AS, 5.00%, 12/1/2024	335,000	396,459
Series AW, 4.00%, 12/1/2020	2,790,000	2,961,473
Series AW, 5.00%, 12/1/2028	285,000	343,864
Series AW, 5.00%, 12/1/2029	670,000	804,898
California, State Department of Water Resources Power Supply Revenue:
Series AR, 5.00%, 12/1/2023	120,000	139,454
Series AS, 5.00%, 12/1/2019	375,000	396,255
Series AS, 5.00%, 12/1/2029	185,000	216,302
Series O, 5.00%, 5/1/2022	420,000	472,609
California, State Educational Facilities, Authority Revenue:
Series U-3, 5.00%, 6/1/2043	875,000	1,133,204
Series U-6, 5.00%, 5/1/2045	100,000	130,492
Series U-7, 5.00%, 6/1/2046	100,000	131,016
California, State General Obligation:
3.00%, 12/1/2019	100,000	102,401
3.00%, 10/1/2027	100,000	102,738
3.25%, 3/1/2032	250,000	252,468
3.63%, 10/1/2047	100,000	99,730
3.75%, 12/1/2034	100,000	103,638
4.00%, 5/1/2023	225,000	245,826
4.00%, 12/1/2032	305,000	322,226
4.00%, 9/1/2033	1,005,000	1,073,028
4.00%, 11/1/2036	30,000	31,813
4.00%, 12/1/2040	500,000	517,430
4.00%, 11/1/2044	200,000	209,540
4.00%, 8/1/2045	750,000	779,932
4.50%, 12/1/2043	1,410,000	1,532,332
5.00%, 10/1/2018	275,000	279,876
5.00%, 9/1/2019	170,000	178,276
5.00%, 10/1/2019	490,000	515,176
5.00%, 8/1/2020	1,215,000	1,307,547
5.00%, 8/1/2021	4,000,000	4,415,640
5.00%, 9/1/2021	1,100,000	1,216,710

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 12/1/2021	$175,000	$194,686
5.00%, 8/1/2022	375,000	422,239
5.00%, 9/1/2022	2,025,000	2,283,897
5.00%, 10/1/2022	4,480,000	5,061,145
5.00%, 11/1/2022	100,000	113,153
5.00%, 3/1/2023	300,000	340,992
5.00%, 9/1/2023	1,035,000	1,188,326
5.00%, 10/1/2023	640,000	735,840
5.00%, 11/1/2023	3,725,000	4,290,715
5.00%, 3/1/2024	1,905,000	2,204,828
5.00%, 8/1/2024	3,875,000	4,517,513
5.00%, 9/1/2024	950,000	1,103,828
5.00%, 12/1/2024	3,875,000	4,462,798
5.00%, 3/1/2025	410,000	481,213
5.00%, 9/1/2025	235,000	278,003
5.00%, 10/1/2025	650,000	715,915
5.00%, 11/1/2025	470,000	540,044
5.00%, 12/1/2025	600,000	690,672
5.00%, 3/1/2026	1,225,000	1,429,244
5.00%, 8/1/2026	2,680,000	3,205,280
5.00%, 10/1/2026	275,000	315,346
5.00%, 11/1/2026	320,000	368,749
5.00%, 8/1/2027	4,265,000	4,987,192
5.00%, 9/1/2027	315,000	353,416
5.00%, 10/1/2027	100,000	118,014
5.00%, 11/1/2027	220,000	251,667
5.00%, 12/1/2027	355,000	406,812
5.00%, 8/1/2028	1,545,000	1,809,164
5.00%, 9/1/2028	2,010,000	2,226,703
5.00%, 10/1/2028	650,000	748,410
5.00%, 8/1/2029	765,000	897,938
5.00%, 9/1/2029	1,475,000	1,623,252
5.00%, 10/1/2029	2,925,000	2,963,392
5.00%, 8/1/2030	1,930,000	2,234,380
5.00%, 9/1/2030	855,000	972,392
5.00%, 11/1/2030	500,000	596,940
5.00%, 9/1/2031	1,890,000	2,198,895
5.00%, 3/1/2032	280,000	320,538
5.00%, 8/1/2032	1,630,000	1,852,756
5.00%, 10/1/2032	850,000	969,544
5.00%, 11/1/2032	455,000	513,367
5.00%, 8/1/2033	3,760,000	4,262,148
5.00%, 10/1/2033	570,000	649,800
5.00%, 8/1/2034	2,350,000	2,696,977
5.00%, 9/1/2034	290,000	337,038
5.00%, 10/1/2034	155,000	176,303
5.00%, 8/1/2035	2,950,000	3,374,930
5.00%, 9/1/2035	130,000	150,665
5.00%, 9/1/2036	1,390,000	1,607,577
5.00%, 4/1/2037	285,000	315,857
5.00%, 10/1/2037	590,000	668,836
5.00%, 10/1/2039	490,000	555,160
5.00%, 4/1/2043	730,000	804,730
5.00%, 10/1/2044	2,240,000	2,518,051
5.00%, 3/1/2045	1,420,000	1,599,815
5.00%, 8/1/2045	3,530,000	4,003,620
5.00%, 9/1/2045	600,000	687,168

Security Description	Principal Amount	Value

5.25%, 9/1/2029	$150,000	$172,308
3.00%, 12/1/2032 (a)	360,000	365,519
4.00%, 12/1/2030 (a)	335,000	356,902
Series A, 5.00%, 9/1/2022	4,000,000	4,511,400
Series B, 5.00%, 9/1/2021	705,000	779,800
Series B, 5.00%, 9/1/2023	3,400,000	3,903,676
Series B, 5.00%, 9/1/2025	100,000	118,299
Series C, 5.00%, 9/1/2032	1,350,000	1,559,223
Series C, 5.00%, 9/1/2034	125,000	143,648
California, State Infrastructure & Economic Development Bank Revenue Series A, 5.00%, 10/1/2041	400,000	467,432
California, State Public Works Board, Lease Revenue
Series C, 5.00%, 3/1/2038	250,000	284,660
Series A, 5.00%, 11/1/2021	2,600,000	2,898,480
Capistrano, Unified School District, Special Tax 3.00%, 9/1/2025	110,000	111,108
Centinela Valley, CA, Union High School District, General Obligation:
Series B, 4.00%, 8/1/2047 (b)	375,000	389,527
Series B, 4.00%, 8/1/2050 (b)	100,000	103,289
Chabot-Las Positas, CA, Community College District, General Obligation:
4.00%, 8/1/2033	1,015,000	1,082,325
5.00%, 8/1/2026	105,000	120,555
5.00%, 8/1/2029	110,000	125,342
Chaffey, Joint Union High School District, General Obligation Series A, 5.00%, 8/1/2037	225,000	252,173
City & County of San Francisco, CA COPs, 4.00%, 4/1/2045	100,000	103,013
City & County of San Francisco, CA, General Obligation Series R1, 5.00%, 6/15/2020 ..	400,000	429,636
Coast, CA, Community College District, General Obligation:
5.00%, 8/1/2029	355,000	413,302
Series A, 5.00%, 8/1/2020	575,000	620,442
Coast, CA, Community College District, General Obligation, Election of 2012 Series A, 4.00%, 8/1/2032	2,530,000	2,671,503
Contra Costa, CA, Community College District, General Obligation 5.00%, 8/1/2038	2,180,000	2,437,502

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Contra Costa, CA, Transportation Authority Sales Tax Revenue Series A, 5.00%, 3/1/2032	$270,000	$310,559
Contra Costa, CA, Water District Revenue Series R, 5.00%, 10/1/2019	160,000	168,221
Cupertino, CA, Union School District, General Obligation:
Series B, 4.00%, 8/1/2037	100,000	105,840
Series B, 5.00%, 8/1/2035	175,000	199,134
Series B, 5.00%, 8/1/2036	300,000	340,437
Desert Sands, CA, Unified School District, General Obligation 5.00%, 8/1/2042	3,300,000	3,724,182
Desert, CA, Community College District, General Obligation 5.00%, 8/1/2035	360,000	418,057
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 5.00%, 6/1/2028	1,725,000	2,032,084
Series A, 5.00%, 6/1/2033	820,000	943,435
Series A, 5.00%, 6/1/2035	225,000	257,481
Series A, 5.00%, 6/1/2037	2,030,000	2,322,137
Series B, 5.00%, 6/1/2029	1,445,000	1,810,903
Series B, 5.00%, 6/1/2030	160,000	185,277
Eastern, CA, Municipal Water District Financing Authority Revenue:
Series B, 5.00%, 7/1/2032	230,000	269,785
Series D, 5.00%, 7/1/2047	2,500,000	2,887,850
Eastern, CA, Municipal Water District Revenue Series A, 5.00%, 7/1/2042	650,000	745,322
El Dorado, CA, Irrigation District, Water Agency Revenue:
Series C, 5.00%, 3/1/2032	390,000	457,138
Series C, 5.00%, 3/1/2035	570,000	657,985
Elk Grove, Unified School District COPs, 3.00%, 2/1/2034	100,000	94,096
Emeryville, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023 (b)	100,000	114,483
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 10/1/2029	100,000	120,077
Series A, 5.00%, 10/1/2031	340,000	404,481
Foothill-De Anza Community College District, General Obligation: 2.13%, 8/1/2040 (a)	235,000	223,605

Security Description	Principal Amount	Value

5.00%, 8/1/2027	$230,000	$273,700
5.00%, 8/1/2028	140,000	166,079
5.00%, 8/1/2035	1,005,000	1,148,011
Fremont, CA, Union High School District, General Obligation:
5.00%, 8/1/2022	175,000	197,978
5.00%, 8/1/2040	780,000	886,111
Fremont, CA, Union High School District, Santa Clara County, General Obligation 5.00%, 8/1/2021	340,000	376,492
Garden Grove, CA, Unified School District, General Obligation Series C, 5.00%, 8/1/2035	250,000	281,785
Grossmont, CA, Community College District, General Obligation Series A, 5.25%, 8/1/2038	3,735,000	4,270,300
Huntington Beach, CA, Union High School District, General Obligation:
5.00%, 8/1/2021	100,000	110,665
5.00%, 8/1/2022	100,000	113,041
Imperial, CA, Irrigation District Electric System Revenue:
Series B-1, 5.00%, 11/1/2046	4,410,000	4,990,621
Series C, 5.00%, 11/1/2030	135,000	157,397
Series C, 5.00%, 11/1/2036	100,000	114,250
Irvine Ranch, CA, Water District 5.25%, 2/1/2046	1,500,000	1,773,690
Livermore Valley, CA, Joint Unified School District, General Obligation:
3.00%, 8/1/2046	240,000	218,537
4.00%, 8/1/2041	4,190,000	4,333,926
Long Beach, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2041	4,640,000	4,857,430
Long Beach, CA, Harbor Revenue Series C, 5.00%, 5/15/2047	100,000	115,157
Los Angeles, CA, Community College District, General Obligation:
4.00%, 8/1/2038	500,000	527,150
5.00%, 8/1/2036	430,000	499,127
Series A, 5.00%, 8/1/2019	1,000,000	1,045,820
Series A, 5.00%, 8/1/2021	100,000	110,699
Series A, 5.00%, 8/1/2023	205,000	236,377
Series A, 5.00%, 8/1/2026	150,000	175,259
Series A, 5.00%, 8/1/2028	380,000	442,031
Series A, 5.00%, 8/1/2029	325,000	377,429
Series A, 5.00%, 8/1/2030	3,390,000	3,928,196

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.00%, 8/1/2031	$2,830,000	$3,270,263
Series C, 5.00%, 8/1/2019	100,000	104,582
Series F, 4.00%, 8/1/2032	3,405,000	3,607,563
Series F, 5.00%, 8/1/2027	585,000	671,030
Series G, 4.00%, 8/1/2039	350,000	368,578
Series I, 4.00%, 8/1/2034	170,000	181,405
Series J, 4.00%, 8/1/2025	250,000	281,375
Series J, 4.00%, 8/1/2036	900,000	957,636
Series J, 4.00%, 8/1/2039	480,000	507,955
Los Angeles, CA, Department of Airports Revenue Series C, 5.00%, 5/15/2038	220,000	247,551
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2020	135,000	145,170
Series A, 5.00%, 7/1/2023	115,000	131,322
Series A, 5.00%, 7/1/2026	100,000	113,366
Series A, 5.00%, 7/1/2028	250,000	301,645
Series A, 5.00%, 7/1/2030	515,000	592,708
Series A, 5.00%, 7/1/2031	365,000	433,423
Series A, 5.00%, 7/1/2032	455,000	537,560
Series A, 5.00%, 7/1/2036	3,000,000	3,495,990
Series A, 5.00%, 7/1/2039	1,420,000	1,597,770
Series A, 5.00%, 7/1/2040	1,670,000	1,907,891
Series A, 5.00%, 7/1/2046	2,950,000	3,357,070
Series B, 5.00%, 7/1/2019	370,000	385,991
Series B, 5.00%, 7/1/2025	200,000	226,255
Series B, 5.00%, 7/1/2028	320,000	379,216
Series B, 5.00%, 7/1/2029	100,000	118,039
Series B, 5.00%, 7/1/2030	565,000	645,948
Series B, 5.00%, 7/1/2032	1,020,000	1,162,214
Series B, 5.00%, 7/1/2034	555,000	641,130
Series B, 5.00%, 7/1/2042	180,000	205,373
Series B, 5.00%, 7/1/2043	210,000	233,759
Series B, 5.00%, 7/1/2045	2,445,000	2,784,219
Series C, 5.00%, 7/1/2027	155,000	179,991
Series C, 5.00%, 7/1/2042	595,000	692,515
Series D, 5.00%, 7/1/2022	300,000	338,790
Series D, 5.00%, 7/1/2029	135,000	156,169
Series D, 5.00%, 7/1/2032	180,000	207,095
Series D, 5.00%, 7/1/2033	1,035,000	1,188,211
Series D, 5.00%, 7/1/2039	2,640,000	2,970,502
Series E, 5.00%, 7/1/2035	145,000	164,487
Series E, 5.00%, 7/1/2039	310,000	348,809
Los Angeles, CA, Department of Water Revenue:
Series A, 5.00%, 7/1/2043	1,000,000	1,168,780
Series A, 5.00%, 7/1/2048	1,000,000	1,164,180
Series B, 5.00%, 7/1/2020	115,000	123,663
Series B, 5.00%, 7/1/2021	140,000	154,567
Series B, 5.00%, 7/1/2026	100,000	114,702
Series B, 5.00%, 7/1/2027	100,000	114,648
Series B, 5.00%, 7/1/2035	1,000,000	1,132,640
Series B, 5.00%, 7/1/2036	100,000	114,992
Los Angeles, CA, Harbor Department Revenue
Series B, 5.00%, 8/1/2039	825,000	928,026

Security Description	Principal Amount	Value

Los Angeles, CA, Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 6/1/2020	$175,000	$187,896
Series A, 5.00%, 7/1/2022	100,000	112,930
Series A, 5.00%, 6/1/2034	195,000	229,679
Series B, 5.00%, 7/1/2019	140,000	146,087
Series B, 5.00%, 7/1/2030	140,000	159,015
Los Angeles, CA, Public Works Financing Authority Revenue:
Series D, 4.00%, 12/1/2036	645,000	684,293
Series D, 4.00%, 12/1/2040	225,000	234,956
Series D, 5.00%, 12/1/2028	1,975,000	2,321,751
Series D, 5.00%, 12/1/2030	330,000	384,186
Series D, 5.00%, 12/1/2045	1,095,000	1,227,145
Los Angeles, CA, Redevelopment Authority, Tax Allocation:
Series C, 5.00%, 12/1/2027 (b)	225,000	259,610
Series C, 5.25%, 12/1/2025 (b)	3,505,000	4,125,876
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.50%, 7/1/2036	160,000	161,835
Series A, 4.00%, 7/1/2040	2,035,000	2,119,371
Series A, 5.00%, 7/1/2020	225,000	241,846
Series A, 5.00%, 7/1/2021	2,560,000	2,825,498
Series A, 5.00%, 7/1/2022	285,000	321,352
Series A, 5.00%, 7/1/2023	4,250,000	4,883,972
Series A, 5.00%, 7/1/2026	155,000	186,648
Series A, 5.00%, 7/1/2028	180,000	197,710
Series A, 5.00%, 7/1/2029	225,000	246,764
Series A, 5.00%, 7/1/2030	835,000	914,116
Series A, 5.00%, 7/1/2031	970,000	1,060,307
Series A, 5.00%, 7/1/2032	460,000	502,219
Series A, 5.00%, 7/1/2040	175,000	199,463
Series B, 3.00%, 7/1/2031	420,000	419,987
Series B, 3.00%, 7/1/2032	885,000	877,867
Series B, 5.00%, 7/1/2019	100,000	104,208
Series B, 5.00%, 7/1/2020	100,000	107,487
Series B, 5.00%, 7/1/2021	2,510,000	2,769,484
Series B, 5.00%, 7/1/2024	130,000	152,200
Series B, 5.00%, 7/1/2028	190,000	227,215
Series B-1, 5.00%, 7/1/2036	1,000,000	1,178,040
Series B-1, 5.00%, 7/1/2037	500,000	587,625
Series C, 5.00%, 7/1/2021	2,530,000	2,792,386
Series C, 5.00%, 7/1/2024	895,000	1,047,839
Series C, 5.00%, 7/1/2025	205,000	239,225
Series C, 5.00%, 7/1/2026	100,000	116,504
Series C, 5.00%, 7/1/2027	175,000	203,548
Series D, 5.00%, 7/1/2021	2,700,000	2,980,017
Los Angeles, CA, Wastewater System Revenue:
Series A, 5.00%, 6/1/2035	955,000	1,069,409
Series A, 5.00%, 6/1/2043	2,410,000	2,666,713

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series B, 5.00%, 6/1/2034	$1,110,000	$1,282,216
Series B, 5.00%, 6/1/2035	340,000	380,732
Los Rios, CA, Community College District, General Obligation:
4.00%, 8/1/2035	250,000	267,678
5.00%, 8/1/2029	1,000,000	1,214,240
Manteca, CA, Unified School District, General Obligation Series A, 4.00%, 8/1/2045	370,000	383,305
Marin, CA, Healthcare District, General Obligation Series A, 4.00%, 8/1/2047	2,500,000	2,606,750
Metropolitan Water District of Southern California Revenue Series A, 4.00%, 7/1/2045	1,500,000	1,563,180
Milpitas, CA, Redevelopment Agency Successor Agency, Tax Allocation:
5.00%, 9/1/2022	145,000	163,538
5.00%, 9/1/2023	440,000	505,182
5.00%, 9/1/2027	385,000	452,013
Montebello, CA, Unified School District, General Obligation Series A, 4.00%, 8/1/2046	375,000	385,695
Monterey Peninsula, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2026	350,000	274,799
Zero Coupon, 8/1/2027	205,000	155,570
Zero Coupon, 8/1/2030	290,000	192,311
Zero Coupon, 8/1/2031	160,000	101,157
Mount San Antonio, CA, Community College District, General Obligation Series 2013A, 5.00%, 8/1/2034	280,000	314,558
Newport Mesa, Unified School District, General Obligation:
Zero Coupon, 8/1/2039	100,000	44,130
Zero Coupon, 8/1/2043	5,000,000	1,845,000
Zero Coupon, 8/1/2044	4,500,000	1,592,055
Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2022 (b)	350,000	395,486
5.00%, 8/1/2025	515,000	613,617
5.00%, 8/1/2025 (b)	150,000	178,724
5.00%, 8/1/2027	615,000	738,111
5.00%, 8/1/2027 (b)	330,000	389,027
6.63%, 8/1/2038	210,000	242,432
Series A, 5.00%, 8/1/2029	325,000	379,795
Series A, 5.00%, 8/1/2030	875,000	1,018,062
Series A, 5.00%, 8/1/2031	150,000	173,765
Series A, 5.00%, 8/1/2032	150,000	172,901
Series A, 5.00%, 8/1/2040	100,000	112,156

Security Description	Principal Amount	Value

Orange County, CA, Sanitation District Wastewater Revenue:
Series A, 5.00%, 2/1/2035	$1,955,000	$2,239,335
Series A, 5.00%, 2/1/2037	100,000	114,293
Orange County, CA, Water District Revenue Series A, 5.00%, 8/15/2034	100,000	117,852
Oxnard, CA, School District, General Obligation Series A, 5.00%, 8/1/2041	350,000	402,272
Peralta, CA, Community College District, General Obligation, Election of 2006 Series D, 4.00%, 8/1/2039	400,000	413,600
Rancho Cucamonga Redevelopment Agency Successor Agency:
5.00%, 9/1/2022 (b)	1,090,000	1,227,874
5.00%, 9/1/2028 (b)	425,000	488,928
Series J, 5.25%, 5/15/2038	100,000	115,300
Riverside County, CA, Transportation Commission, Sales Tax Revenue:
Series A, 2.00%, 6/1/2029	175,000	159,161
Series A, 5.00%, 6/1/2036	4,055,000	4,724,967
Series A, 5.25%, 6/1/2026	250,000	289,780
Series A, 5.25%, 6/1/2031	740,000	857,749
Series A, 5.25%, 6/1/2033	575,000	666,494
Riverside, CA, Community College District Foundation, General Obligation 5.00%, 8/1/2029	1,255,000	1,467,509
Riverside, Unified School District, General Obligation Series A, 5.00%, 8/1/2019	125,000	130,745
Sacramento, CA, County Sanitation Districts Financing Authority Revenue:
Series A, 5.00%, 12/1/2031	375,000	430,057
Series A, 5.00%, 12/1/2032	120,000	137,396
Series A, 5.00%, 12/1/2033	940,000	1,073,386
Sacramento, CA, Municipal Utility District, Electricity Revenue:
5.00%, 7/1/2028	380,000	446,432
5.00%, 7/1/2029	1,000,000	1,169,010
Series A, 5.00%, 8/15/2041	200,000	220,832
Series B, 5.00%, 8/15/2029	630,000	713,021
Series B, 5.00%, 8/15/2030	945,000	1,066,480
Series D, 5.00%, 8/15/2023	3,620,000	4,183,924
Sacramento, CA, Municipal Utility District, Financing Authority Revenue 5.00%, 7/1/2020	105,000	112,934
San Antonio, CA, Community College District, General Obligation Series A, 6.25%, 8/1/2043	2,260,000	1,861,720

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

San Bernardino, CA, Community College District, General Obligation:
Series A, 4.00%, 8/1/2032	$100,000	$105,695
Series A, 4.00%, 8/1/2033	250,000	263,605
Series A, 5.00%, 8/1/2029	1,560,000	1,789,414
San Diego County, CA, Public Facilities Financing Authority, Revenue:
5.00%, 10/15/2027	490,000	572,168
5.00%, 10/15/2028	255,000	296,055
5.00%, 10/15/2031	345,000	396,226
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
4.00%, 5/15/2026	200,000	224,012
5.00%, 5/15/2023	160,000	184,072
Series A, 4.00%, 5/15/2021	125,000	134,005
Series A, 5.00%, 5/15/2027	225,000	270,479
Series A, 5.00%, 5/15/2034	2,820,000	3,307,775
Series A, 5.00%, 5/15/2039	100,000	115,557
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 4.75%, 4/1/2048	355,000	382,988
Series A, 5.00%, 4/1/2026	180,000	209,038
Series A, 5.00%, 4/1/2027	270,000	323,177
Series A, 5.00%, 4/1/2028	125,000	144,480
Series A, 5.00%, 4/1/2029	715,000	824,252
Series A, 5.00%, 4/1/2032	820,000	970,322
Series A, 5.00%, 4/1/2034	100,000	114,316
Series A, 5.00%, 4/1/2037	360,000	409,597
Series A, 5.00%, 4/1/2039	155,000	175,985
Series A, 5.00%, 4/1/2048	3,890,000	4,463,191
San Diego County, CA, Water Authority Financing Corp., Revenue: 5.00%, 5/1/2031	340,000	382,500
Series A-GREEN BOND, 5.00%, 5/1/2031	350,000	413,917
Series B, 5.00%, 5/1/2037	100,000	116,275
San Diego County, CA, Water Authority Revenue:
5.00%, 5/1/2024	165,000	187,244
5.00%, 5/1/2025	160,000	181,346
5.00%, 5/1/2028	105,000	118,565
Series A, 5.00%, 10/15/2044	215,000	241,641
Series A-GREEN BOND, 5.00%, 5/1/2032	1,520,000	1,792,703
Series A-GREEN BOND, 5.00%, 5/1/2033	1,015,000	1,193,051
San Diego Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 9/1/2021	100,000	110,750
Series A, 5.00%, 9/1/2025	100,000	118,899

Security Description	Principal Amount	Value

San Diego, CA Series A, 5.00%, 10/15/2027	$220,000	$256,276
San Diego, CA, Community College District, General Obligation:
4.00%, 8/1/2032	1,500,000	1,616,640
5.00%, 8/1/2025	710,000	847,548
5.00%, 8/1/2027	160,000	193,645
5.00%, 8/1/2029	100,000	120,270
5.00%, 8/1/2030	1,255,000	1,435,469
5.00%, 8/1/2031	150,000	178,652
5.00%, 8/1/2032	1,260,000	1,437,093
5.00%, 8/1/2043	1,865,000	2,097,155
San Diego, CA, Unified School District, General Obligation:
Series F, 5.00%, 7/1/2045	150,000	171,390
Series H-2, 5.00%, 7/1/2019	100,000	104,348
Series I, Zero Coupon, 7/1/2034	220,000	118,380
Series I, Zero Coupon, 7/1/2036	2,865,000	1,398,235
Series I, Zero Coupon, 7/1/2037	265,000	123,034
Series I, Zero Coupon, 7/1/2039	555,000	234,438
Series I, 4.00%, 7/1/2037	1,000,000	1,061,080
Series I, 4.00%, 7/1/2047	1,000,000	1,046,400
Series I, 5.00%, 7/1/2047	500,000	580,625
Series R-3, 5.00%, 7/1/2022	195,000	220,214
Series R-4, 5.00%, 7/1/2024	225,000	263,999
Series R-4, 5.00%, 7/1/2028	230,000	271,214
Series R-5, 5.00%, 7/1/2029	100,000	119,175
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series A, 5.00%, 7/1/2031	70,000	78,594
Series A, 5.00%, 8/1/2047	105,000	121,972
Series C, 5.00%, 8/1/2029	120,000	136,866
Series C, 5.00%, 8/1/2031	110,000	124,986
Series D, 5.00%, 8/1/2029	160,000	188,266
San Francisco, CA, City & County:
Series B, COPs, 5.00%, 4/1/2019	100,000	103,523
Series R1, 4.00%, 9/1/2039	535,000	555,560
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue Series B, 4.00%, 10/1/2039	140,000	143,004
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
5.00%, 11/1/2032	100,000	115,213
Series B, 4.00%, 10/1/2042	2,500,000	2,547,400
San Francisco, CA, City & County, General Obligation: Series A, 4.00%, 6/15/2033	1,500,000	1,585,110

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series A, 4.00%, 6/15/2034	$1,990,000	$2,098,296
Series A, 4.00%, 6/15/2035	1,350,000	1,420,348
Series A, 5.00%, 6/15/2023	200,000	225,254
Series R1, 4.00%, 6/15/2030	650,000	702,851
San Francisco, CA, Public Utilities Commission, Water Revenue:
5.00%, 11/1/2028	170,000	204,517
Series B, 5.00%, 11/1/2041	1,400,000	1,582,938
Series B, 5.00%, 11/1/2042	700,000	790,125
Series B, 5.00%, 11/1/2043	1,070,000	1,207,078
Series B, 5.00%, 11/1/2044	3,300,000	3,716,427
Series B, 5.00%, 11/1/2045	1,500,000	1,688,325
San Francisco, CA, Unified School District, General Obligation Series F&C, 5.00%, 6/15/2028	100,000	115,577
San Joaquin, CA COPs, 4.00%, 11/15/2030 (b)	125,000	135,046
San Joaquin, CA, Delta Community College District, General Obligation:
Series A, 5.00%, 8/1/2026	125,000	147,451
Series A, 5.00%, 8/1/2027	270,000	316,510
San Jose, CA, Evergreen Community College District, General Obligation:
Series A, 5.00%, 9/1/2028	220,000	255,072
Series B, 5.00%, 9/1/2018	275,000	279,062
San Jose, CA, Financing Authority Revenue:
Series A, 5.00%, 6/1/2019	350,000	364,165
Series A, 5.00%, 6/1/2028	1,435,000	1,624,736
Series A, 5.00%, 6/1/2039	575,000	635,668
San Jose, Redevelopment Agency Successor Agency, Tax Allocation:
Series B, 5.00%, 8/1/2026	3,755,000	4,531,909
Series B, 5.00%, 8/1/2027	1,030,000	1,257,403
San Marcos, CA, Unified School District, General Obligation:
5.00%, 8/1/2035	350,000	409,367
5.00%, 8/1/2036	350,000	408,121
Series C, 5.00%, 8/1/2040	150,000	165,167
San Mateo County, CA, Community College District, General Obligation:
5.00%, 9/1/2029	130,000	151,483
5.00%, 9/1/2033	300,000	346,860
5.00%, 9/1/2034	100,000	115,363
Series A, 2.50%, 9/1/2040 (a)	100,000	100,833

Security Description	Principal Amount	Value

San Mateo County, CA, Joint Powers Financing Authority Revenue 5.00%, 6/15/2024	$280,000	$327,144
San Mateo County, CA, Transportation Authority Revenue:
Series A, 5.00%, 6/1/2022	775,000	873,975
Series A, 5.00%, 6/1/2027	145,000	170,500
Series A, 5.00%, 6/1/2029	130,000	151,741
Series A, 5.00%, 6/1/2030	160,000	186,187
San Mateo County, CA, Transportation Authority, General Obligation Series A, 5.00%, 9/1/2041	760,000	850,683
Santa Clara County, CA, Financing Authority Revenue:
Series Q, 2.50%, 5/15/2029	140,000	131,751
Series Q, 4.00%, 5/15/2031	1,815,000	1,936,478
Series Q, 4.00%, 5/15/2033	300,000	317,313
Santa Clara County, CA, General Obligation:
Series B, 3.25%, 8/1/2035	780,000	780,289
Series C, 3.00%, 8/1/2035	250,000	241,118
Santa Monica Community College District, General Obligation Series A, 5.00%, 8/1/2027	100,000	114,109
Sequoia, CA, Union High School District, General Obligation 5.00%, 7/1/2027	150,000	180,252
Solano County, CA, Community College District, General Obligation Series A, 4.38%, 8/1/2047	1,925,000	2,033,955
Solano County, CA, Junior College District, General Obligation 5.00%, 8/1/2028	260,000	296,403
Southern California Water Replenishment District Financing Authority Revenue 5.00%, 8/1/2041	260,000	294,333
Southern, CA, Public Power Authority Revenue:
Series A, 5.00%, 7/1/2021	435,000	479,827
Series A, 5.00%, 7/1/2023	3,725,000	4,103,870
Series A, 5.00%, 7/1/2025	545,000	599,707
Series A, 5.00%, 7/1/2027	130,000	142,877
Series A, 5.00%, 7/1/2032	480,000	550,157
Series C, 5.00%, 7/1/2027	110,000	128,080
Southwestern, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2047	130,000	134,189

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Sweetwater, CA, Union High School District, General Obligation Series B, 3.38%, 8/1/2040 (b)	$125,000	$119,593
Torrance, CA, Unified School District, General Obligation 5.00%, 8/1/2038	600,000	672,144
University of California, Revenue:
Series A, 3.00%, 11/1/2033	250,000	242,703
Series A, 3.13%, 11/1/2036	625,000	605,656
Series A, 4.00%, 11/1/2035	100,000	105,872
Series A, 4.00%, 11/1/2037	250,000	263,585
Series A, 4.00%, 11/1/2038	1,080,000	1,137,121
Series A, 4.00%, 11/1/2043	300,000	313,563
Series A, 4.00%, 11/1/2045	1,240,000	1,293,035
Series A, 5.00%, 11/1/2019	1,710,000	1,801,861
Series A, 5.00%, 11/1/2020	460,000	499,703
Series A, 5.00%, 11/1/2023	110,000	127,459
Series A, 5.00%, 11/1/2028	100,000	119,311
Series A, 5.00%, 11/1/2029	240,000	279,182
Series A, 5.00%, 11/1/2030	3,040,000	3,552,236
Series A, 5.00%, 11/1/2031	205,000	245,285
Series A, 5.00%, 11/1/2032	1,265,000	1,462,339
Series A, 5.00%, 11/1/2033	350,000	403,221
Series A, 5.00%, 11/1/2034	210,000	241,382
Series A, 5.00%, 11/1/2035	150,000	173,385
Series A, 5.00%, 11/1/2036	1,315,000	1,536,626
Series A, 5.00%, 11/1/2041	1,940,000	2,216,450
Series A, 5.00%, 11/1/2043	120,000	136,943
Series A, 5.00%, 11/1/2045	3,075,000	3,503,747
Series AF, 4.00%, 5/15/2019	115,000	118,131
Series AF, 5.00%, 5/15/2019	3,365,000	3,493,745
Series AF, 5.00%, 5/15/2026	100,000	114,397
Series AF, 5.00%, 5/15/2029	290,000	330,193
Series AI, 5.00%, 5/15/2032	295,000	333,385
Series AI, 5.00%, 5/15/2033	2,930,000	3,305,216
Series AI, 5.00%, 5/15/2034	740,000	833,240
Series AI, 5.00%, 5/15/2038	1,215,000	1,358,151
Series AK, 5.00%, 5/15/2048 (a)	605,000	694,110
Series AM, 5.00%, 5/15/2025	250,000	291,563
Series AM, 5.00%, 5/15/2026	450,000	523,129
Series AM, 5.00%, 5/15/2027	600,000	696,384
Series AM, 5.00%, 5/15/2028	655,000	757,783
Series AM, 5.00%, 5/15/2029	210,000	242,174
Series AM, 5.00%, 5/15/2049	1,000,000	1,119,870
Series AM, 5.25%, 5/15/2030	100,000	116,554
Series AM, 5.25%, 5/15/2031	150,000	174,366

Security Description	Principal Amount	Value

Series AO, 5.00%, 5/15/2025	$3,925,000	$4,682,289
Series AO, 5.00%, 5/15/2026	100,000	118,567
Series AO, 5.00%, 5/15/2028	405,000	477,272
Series AO, 5.00%, 5/15/2032	100,000	116,843
Series AR, 4.00%, 5/15/2037	755,000	796,193
Series AR, 5.00%, 5/15/2030	580,000	691,546
Series AR, 5.00%, 5/15/2032	100,000	118,745
Series AR, 5.00%, 5/15/2041	320,000	370,787
Series AR, 5.00%, 5/15/2046	620,000	715,480
Series AT, 1.40%, 5/15/2046 (a)	815,000	800,289
Series AV, 4.00%, 5/15/2045	2,030,000	2,116,640
Series AV, 5.00%, 5/15/2026	1,000,000	1,211,200
Series AV, 5.25%, 5/15/2047	2,500,000	2,976,450
Series B-2, 4.00%, 11/1/2049 (a)	100,000	106,526
Series B-3, 4.00%, 11/1/2051 (a)	350,000	380,457
Series I, 4.00%, 5/15/2045	200,000	207,652
Series I, 5.00%, 5/15/2019	125,000	129,783
Series I, 5.00%, 5/15/2022	605,000	681,218
Series I, 5.00%, 5/15/2027	100,000	117,629
Series I, 5.00%, 5/15/2028	500,000	587,430
Series I, 5.00%, 5/15/2030	155,000	181,437
Series I, 5.00%, 5/15/2031	325,000	379,506
Series I, 5.00%, 5/15/2032	145,000	168,906
Series K, 4.00%, 5/15/2036	260,000	272,860
Series K, 4.00%, 5/15/2037	1,000,000	1,047,280
Series K, 4.00%, 5/15/2046	315,000	325,584
Series K, 5.00%, 5/15/2031	460,000	546,227
Series K, 5.00%, 5/15/2033	300,000	353,574
Series K, 5.00%, 5/15/2051	645,000	738,802
Series M, 5.00%, 5/15/2032	220,000	263,395
Series M, 5.00%, 5/15/2036	250,000	294,858
Series M, 5.00%, 5/15/2042	500,000	584,010
Series M, 5.00%, 5/15/2047	260,000	302,099
Series M, 5.00%, 5/15/2052	250,000	289,400
Ventura County, CA, Community College District, General Obligation 3.13%, 8/1/2031	255,000	255,408
Ventura County, CA, Public Financing Authority, Lease Revenue:
Series A, 4.00%, 11/1/2043	370,000	376,971
Series A, 5.00%, 11/1/2026	100,000	112,919
Series A, 5.00%, 11/1/2030	765,000	859,554
Series A, 5.00%, 11/1/2038	3,755,000	4,187,876
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	450,000	479,169
Washington CA, Township Health Care District, General Obligation Series B, 3.75%, 8/1/2040	275,000	281,188

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

West Basin, CA, Municipal Water District Revenue Series A, 5.00%, 8/1/2029	$130,000	$153,072
West Contra, CA, Costa Unified School District, General Obligation:
Series A, 5.00%, 8/1/2030	200,000	231,830
Series A, 5.00%, 8/1/2031	165,000	190,547
Series A, 5.00%, 8/1/2042	100,000	112,183
Series C, 4.00%, 8/1/2054	100,000	102,747
West Hollywood, CA, Public Financing Authority Revenue 4.00%, 4/1/2046	1,780,000	1,860,563
West Valley-Mission Community College District, CA, General Obligation:
Series B, 4.00%, 8/1/2034	250,000	267,178
Series C, 4.00%, 8/1/2032	5,000,000	5,415,700
Series C, 4.00%, 8/1/2034	3,065,000	3,277,619
Yosemite, CA, Community College District, General Obligation 5.00%, 8/1/2028	195,000	229,162

		518,504,022

COLORADO — 1.5%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation:
Series A, 5.00%, 12/1/2030	1,145,000	1,350,035
Series A, 5.00%, 12/1/2031	485,000	570,210
Adams & Weld Counties, CO, School District No. 27J, General Obligation 5.00%, 12/1/2033	250,000	286,195
Adams, CO, 12 Five Star Schools, General Obligation Series B, 5.00%, 12/15/2027 .	1,920,000	2,281,594
Adams, CO, County School District No.1, General Obligation 5.00%, 12/1/2036	350,000	403,028
Aurora, CO, Water Revenue:
2.00%, 8/1/2046 (a)	1,150,000	1,034,344
5.00%, 8/1/2046	920,000	1,043,777
Board of Water Commissioners City & County of Denver Revenue:
Series A, 4.00%, 9/15/2042	1,500,000	1,583,385
Series A, 5.00%, 9/15/2047	800,000	930,080
Boulder Larimer & Weld Counties, State Vrain Valley School District Re1J, General Obligation:
5.00%, 12/15/2028	1,800,000	2,138,994
Series A, 5.00%, 12/15/2028 .	140,000	163,624
Boulder Valley, School District No Re-2 Boulder, General Obligation:

Security Description	Principal Amount	Value

5.00%, 12/1/2041	$745,000	$841,887
Series A, 5.00%, 12/1/2038	1,195,000	1,390,359
Series A, 5.00%, 12/1/2042	245,000	283,774
Series B, 4.00%, 12/1/2027	130,000	146,215
Colorado Springs, CO, Utilities System Revenue Series A, 5.00%, 11/15/2044	110,000	124,379
Colorado, Higher Education Series A, 5.00%, 11/1/2025	505,000	588,997
Colorado, State Board of Governors University Enterprise System Revenue:
Series A, 4.00%, 3/1/2040	1,150,000	1,202,313
Series A, 4.00%, 3/1/2044	500,000	520,700
Series A, 5.00%, 3/1/2031	2,000,000	2,447,160
Series A, 5.00%, 3/1/2033	1,035,000	1,268,610
Series E, 5.00%, 3/1/2038	320,000	362,765
Colorado, State Building Excellent Schools Today Series J, COPs, 5.25%, 3/15/2042	945,000	1,097,910
Colorado, State Higher Education Capital Construction Lease Purchase Program:
Series A, 5.00%, 11/1/2024	190,000	218,766
Series A, COPs, 5.00%, 11/1/2020	125,000	134,767
Danver, CO, City & County, Revenue:
Series A, 4.00%, 8/1/2046	100,000	103,581
Series A, 5.00%, 8/1/2022	300,000	336,333
Series A, 5.00%, 8/1/2024	360,000	416,466
Series A, 5.00%, 8/1/2027	150,000	176,181
Series A, 5.00%, 8/1/2042	1,025,000	1,166,122
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2025	1,225,000	1,453,230
5.00%, 12/1/2029	255,000	301,747
Series A, 5.50%, 12/1/2024	260,000	311,992
Series A, 5.50%, 12/1/2028	100,000	125,409
Series B, 5.00%, 12/1/2027	820,000	944,501
El Paso, CO, County School District No. 20 Academy, General Obligation:
5.00%, 12/15/2029	115,000	136,166
5.00%, 12/15/2031	1,130,000	1,329,321
Mesa County, CO, Valley School District No. 51 Grand Junction, General Obligation:
5.00%, 12/1/2029	200,000	239,446
5.00%, 12/1/2030	150,000	178,177
5.25%, 12/1/2033	250,000	300,585
Platte River Power Authority Revenue
Series JJ, 4.00%, 6/1/2026	355,000	393,528

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Regional, CO, Transportation District:
COPs, 4.00%, 6/1/2040	$130,000	$134,164
Series A, 5.00%, 6/1/2025	130,000	145,440
Series A, 5.00%, 6/1/2032	205,000	226,318
Series A, 5.00%, 6/1/2039	185,000	202,470
Series A, COPs, 5.00%, 6/1/2025	140,000	156,628
Regional, CO, Transportation District, Revenue:
Series A, 5.00%, 11/1/2028	1,780,000	2,169,144
Series B, 4.00%, 11/1/2036	300,000	317,118
Series B, 5.00%, 11/1/2034	915,000	1,076,342
University of Colorado, Enterprise System Revenue:
Series A, 5.00%, 6/1/2035	250,000	289,807
Series B, 5.00%, 6/1/2037	125,000	139,580
Series B-1, 4.00%, 6/1/2036	105,000	111,142
University of Colorado, Revenue:
Series A, 5.00%, 6/1/2038	250,000	289,807
Series A, 5.00%, 6/1/2039	220,000	255,031
Series A-2, 3.00%, 6/1/2033	700,000	679,980
Series A-2, 5.00%, 6/1/2023	250,000	285,017
Series A-2, 5.00%, 6/1/2026	260,000	309,611
Series A-2, 5.00%, 6/1/2027	250,000	301,337
Series B-1, 2.25%, 6/1/2027	2,000,000	1,921,040
Series B-1, 2.50%, 6/1/2028	150,000	144,748
Series B-1, 2.75%, 6/1/2029	320,000	313,946
Weld County, CO, School District No. RE-4, General Obligation 5.25%, 12/1/2041	100,000	117,046

		39,912,369

CONNECTICUT — 0.5%
Connecticut, State Clean Water Fund, Revenue:
Series A, 5.00%, 3/1/2028	115,000	129,282
Series B, 5.00%, 6/1/2026	1,835,000	2,195,651
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-1, 1.00%, 7/1/2042 (a)	545,000	540,253
Series A-2, 2.00%, 7/1/2042 (a)	430,000	413,441
Series A-2, 5.00%, 7/1/2042 (a)	510,000	572,388
Series B-1, VRN, 5.00%, 7/1/2029 (a)	985,000	1,058,067
Hartford County, CT, General Obligation Series C, 4.00%, 11/1/2034 (b)	900,000	922,995
Hartford County, CT, Metropolitan District Clean Water Project Revenue:

Security Description	Principal Amount	Value

Series A, 4.00%, 4/1/2039	$180,000	$181,123
Series A, 5.00%, 4/1/2033	1,750,000	1,751,855
Series A, 5.00%, 4/1/2036	905,000	983,672
Series A, 5.00%, 11/1/2042	1,000,000	1,102,860
South Central Connecticut Regional Water Authority Revenue:
Series A, 5.00%, 8/1/2043	180,000	197,259
Series B, 4.00%, 8/1/2026	600,000	658,746
Series B, 4.00%, 8/1/2035	175,000	186,079
Series B, 4.00%, 8/1/2036	245,000	259,957
Series B, 5.00%, 8/1/2029	500,000	592,195
University of Connecticut, Revenue:
Series A, 5.00%, 11/15/2025	125,000	139,235
Series A, 5.00%, 11/15/2028	135,000	149,874

		12,034,932

DELAWARE — 0.4%
Delaware, State General Obligation:
3.00%, 3/1/2031	1,035,000	1,030,591
3.00%, 3/1/2032	50,000	49,104
3.13%, 3/1/2033	345,000	341,540
3.25%, 3/1/2035	385,000	383,006
3.25%, 3/1/2037	135,000	133,118
5.00%, 3/1/2020	370,000	393,147
5.00%, 3/1/2022	100,000	111,550
Series A, 5.00%, 3/1/2022	150,000	167,325
Series A, 5.00%, 2/1/2029	485,000	591,002
Series A, 5.00%, 2/1/2032	2,500,000	3,007,700
Series B, 5.00%, 7/1/2024	400,000	466,016
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2022	725,000	812,123
New Castle County, DE, General Obligation:
4.00%, 4/1/2047	100,000	104,695
5.00%, 10/1/2021	1,030,000	1,140,035
5.00%, 10/1/2027	100,000	117,887
5.00%, 10/1/2038	840,000	965,378

		9,814,217

DISTRICT OF COLUMBIA — 1.2%
District of Columbia, General Obligation:
Series A, 4.00%, 6/1/2035	100,000	105,703
Series A, 4.00%, 6/1/2037	705,000	743,148
Series A, 4.00%, 6/1/2041	325,000	340,437
Series A, 5.00%, 6/1/2020	800,000	855,240
Series A, 5.00%, 6/1/2022	235,000	262,909
Series A, 5.00%, 6/1/2023	1,125,000	1,281,397
Series A, 5.00%, 6/1/2024	185,000	210,136
Series A, 5.00%, 6/1/2025	195,000	221,190
Series A, 5.00%, 6/1/2033	300,000	351,936
Series A, 5.00%, 6/1/2035	1,250,000	1,457,625
Series A, 5.00%, 6/1/2037	170,000	193,283

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.00%, 6/1/2038	$500,000	$566,750
Series A, 5.00%, 6/1/2041	640,000	730,528
Series C, 5.00%, 6/1/2033	640,000	721,850
Series C, 5.00%, 6/1/2038	680,000	762,865
Series D, 5.00%, 6/1/2021	295,000	323,302
Series D, 5.00%, 6/1/2022	320,000	358,003
Series D, 5.00%, 6/1/2023	100,000	113,902
Series D, 5.00%, 6/1/2035	1,000,000	1,166,100
Series D, 5.00%, 6/1/2036	3,055,000	3,549,448
Series D, 5.00%, 6/1/2038	1,000,000	1,159,130
Series D, 5.00%, 6/1/2041	1,200,000	1,378,860
Series D, 5.00%, 6/1/2042	750,000	865,447
Series E, 5.00%, 6/1/2021	190,000	208,229
Series E, 5.00%, 6/1/2025	135,000	158,545
Series E, 5.00%, 6/1/2032	125,000	146,435
District of Columbia, Income Tax Secured Revenue Series C, 5.00%, 12/1/2023	155,000	174,856
District of Columbia, Water & Sewer Authority Revenue:
Series A, 3.25%, 10/1/2037	180,000	174,175
Series A, 5.00%, 10/1/2032	260,000	300,316
Series A, 5.00%, 10/1/2034	105,000	120,553
Series A, 5.00%, 10/1/2036	750,000	856,492
Series A, 5.00%, 10/1/2039	275,000	312,582
Series A, 5.00%, 10/1/2045	975,000	1,106,410
Series A, 5.00%, 10/1/2048	1,150,000	1,262,044
Series B, 5.00%, 10/1/2034	290,000	333,709
Series B, 5.25%, 10/1/2044	120,000	139,576
Series C, 5.00%, 10/1/2022	125,000	140,584
Series C, 5.00%, 10/1/2031	300,000	342,771
Series C, 5.00%, 10/1/2039	425,000	477,220
Washington Metropolitan Area Transit Authority, Revenue:
Series A-1, 5.00%, 7/1/2020	225,000	240,608
Series A-1, 5.00%, 7/1/2026	135,000	160,110
Series A-2, 5.00%, 7/1/2033	1,100,000	1,289,992
Series A-2, 5.00%, 7/1/2034	1,000,000	1,168,290
Series B, 5.00%, 7/1/2024	270,000	311,999
Series B, 5.00%, 7/1/2033	950,000	1,114,084
Series B, 5.00%, 7/1/2035	2,380,000	2,772,153

		31,030,922

FLORIDA — 3.3%
Brevard County, FL, School District Series A, 5.00%, 7/1/2023	200,000	226,740
Florida, State Board of Education, Capital Outlay, General Obligation:
Series A, 5.00%, 6/1/2024	170,000	197,387
Series B, 5.00%, 6/1/2025	300,000	333,978
Florida, State Board of Education, General Obligation:
Series A, 3.00%, 6/1/2026	100,000	102,262
Series A, 5.00%, 6/1/2020	150,000	160,325
Series B, 3.00%, 6/1/2034	100,000	97,119

Security Description	Principal Amount	Value

Series B, 5.00%, 6/1/2018	$110,000	$110,629
Series B, 5.00%, 6/1/2024	550,000	638,605
Series C, 2.63%, 6/1/2037	300,000	256,680
Series C, 4.00%, 6/1/2031	310,000	335,318
Series D, 5.00%, 6/1/2019	130,000	134,970
Series E, 5.00%, 6/1/2019	3,100,000	3,218,513
Series E, 5.00%, 6/1/2021	460,000	504,280
Series E, 5.00%, 6/1/2022	100,000	112,046
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2019	105,000	109,233
Series A, 5.00%, 7/1/2020	100,000	107,143
Series A, 5.00%, 7/1/2021	385,000	422,626
Series B, 5.00%, 7/1/2019	755,000	785,434
Series B, 5.00%, 7/1/2021	300,000	329,319
Florida, State Department of Environmental Protection Revenue:
Series A, 5.00%, 7/1/2019	685,000	712,962
Series A, 5.00%, 7/1/2023	145,000	165,001
Series A, 5.00%, 7/1/2025	105,000	123,127
Series A, 5.00%, 7/1/2026	300,000	350,052
Series A, 5.00%, 7/1/2027	465,000	558,279
Florida, State Department of Management Services:
Series A, 5.00%, 8/1/2021	285,000	312,967
Series A, 5.00%, 8/1/2023	195,000	221,567
Series A, 5.00%, 8/1/2025	170,000	197,673
Florida, State General Obligation:
5.00%, 7/1/2021	565,000	620,777
Series A, 3.00%, 6/1/2026	265,000	271,530
Series A, 3.50%, 7/1/2043	160,000	158,931
Series A, 3.50%, 7/1/2044	700,000	694,029
Series A, 5.00%, 7/1/2020	200,000	214,422
Series A, 5.00%, 6/1/2022	105,000	117,648
Series A, 5.00%, 6/1/2023	120,000	136,934
Series A, 5.00%, 7/1/2023	340,000	388,168
Series B, 5.00%, 6/1/2019	100,000	103,823
Series B, 5.00%, 6/1/2020	150,000	160,325
Series B, 5.00%, 6/1/2022	307,000	343,981
Series B, 5.00%, 6/1/2023	195,000	222,518
Series B, 5.00%, 7/1/2025	265,000	295,814
Series B, 5.00%, 6/1/2027	100,000	114,991
Series B, 5.00%, 6/1/2028	170,000	195,168
Series C, 3.00%, 6/1/2031	110,000	109,405
Series C, 4.00%, 6/1/2025	10,000	10,757
Series C, 5.00%, 6/1/2019	225,000	233,602
Series C, 5.00%, 6/1/2023	100,000	114,112
Series C, 5.00%, 6/1/2026	175,000	201,558
Series E, 2.38%, 6/1/2031	295,000	266,078
Series E, 5.00%, 6/1/2024	215,000	249,636
Series F, 5.00%, 6/1/2024	110,000	127,721
Florida, State Lottery Revenue:
Series A, 5.00%, 7/1/2023	335,000	381,923
Series A, 5.00%, 7/1/2024	295,000	342,191
Series A, 5.00%, 7/1/2026	830,000	988,463

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series B, 5.00%, 7/1/2023	$485,000	$552,934
Series B, 5.00%, 7/1/2025	190,000	223,630
Florida, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2021	185,000	203,324
Florida’s Turnpike Enterprise Revenue:
Series A, 5.00%, 7/1/2022	255,000	286,084
Series A, 5.00%, 7/1/2023	220,000	246,057
Series A-DEPT TRANSPRTN, 5.00%, 7/1/2024	210,000	239,190
Series C, 5.00%, 7/1/2020	1,010,000	1,082,377
Series C, 5.00%, 7/1/2024	205,000	233,495
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2024	125,000	145,170
Series A, 5.00%, 10/1/2026	250,000	296,935
Series A, 5.00%, 10/1/2027	2,590,000	3,112,403
Series A, 5.00%, 10/1/2031	130,000	153,462
Series A, 5.00%, 10/1/2032	270,000	317,990
Series A, 5.00%, 10/1/2034	250,000	292,395
Series A, 5.00%, 10/1/2035	500,000	582,985
Series A, 5.00%, 10/1/2036	500,000	581,640
Series A, 5.00%, 10/1/2037	500,000	580,295
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042	3,290,000	3,724,806
Jacksonville, FL, Special Revenue:
Series A, 5.25%, 10/1/2047	280,000	329,689
Series B, 5.00%, 10/1/2024	315,000	363,775
Series B, 5.00%, 10/1/2025	245,000	286,623
Series C, 5.00%, 10/1/2019	125,000	131,099
Series C, 5.00%, 10/1/2021	235,000	258,848
Series C, 5.00%, 10/1/2026	100,000	111,512
Series C, 5.25%, 10/1/2030	240,000	273,554
Jacksonville, FL, Transit Revenue:
3.00%, 10/1/2031	265,000	256,117
3.25%, 10/1/2032	315,000	309,982
5.00%, 10/1/2024	150,000	172,836
5.00%, 10/1/2027	395,000	453,093
5.00%, 10/1/2029	365,000	415,246
Jacksonville, FL, Transportation Authority Revenue 5.00%, 8/1/2036	295,000	334,787
JEA, FL, Electric System Revenue:
Series 3-A, 5.00%, 10/1/2023	315,000	353,183
Series A, 3.75%, 10/1/2041	290,000	291,218
Series A, 4.00%, 10/1/2020	240,000	253,306
Series A, 5.00%, 10/1/2018	125,000	127,035
Series A, 5.00%, 10/1/2019	1,450,000	1,522,093
Series A, 5.00%, 10/1/2028	125,000	150,680
Series A, 5.00%, 10/1/2033	100,000	113,250

Security Description	Principal Amount	Value

Series D, 5.00%, 10/1/2018	$110,000	$111,879
Series III B, 5.00%, 10/1/2026	250,000	295,675
JEA, FL, State Johns River Power Park Revenue
Series 7, 3.25%, 10/1/2027	125,000	126,129
Series A, 5.00%, 10/1/2023	140,000	157,375
Lakeland, FL, Department of Electric Utilities Revenue:
2.88%, 10/1/2029	100,000	96,519
5.00%, 10/1/2021	230,000	253,586
5.00%, 10/1/2025	100,000	117,287
Miami Beach, FL, Resort Tax Revenue 4.00%, 9/1/2045	395,000	405,448
Miami Beach, FL, Water & Sewer Revenue 5.00%, 9/1/2047	2,000,000	2,281,760
Miami-Dade County, FL, General Obligation: 5.00%, 7/1/2045	100,000	113,258
Series A, 5.00%, 7/1/2019	505,000	525,932
Series A, 5.00%, 7/1/2024	510,000	588,372
Series A, 5.00%, 7/1/2025	550,000	643,357
Series A, 5.00%, 7/1/2029	600,000	701,850
Series B, 4.00%, 7/1/2035	100,000	104,954
Series B, 5.00%, 4/1/2020	250,000	265,552
Series B, 5.00%, 7/1/2020	215,000	229,915
Series B, 5.00%, 7/1/2025	625,000	721,044
Series B, 5.00%, 7/1/2026	830,000	961,721
Series B, 5.00%, 7/1/2027	1,125,000	1,299,285
Series B, 5.00%, 7/1/2028	450,000	521,415
Series D, 5.00%, 7/1/2034	830,000	952,375
Miami-Dade County, FL, Revenue:
Series B, 5.00%, 4/1/2022	250,000	277,942
Series B, 5.00%, 4/1/2024	905,000	1,038,913
Series B, 5.00%, 4/1/2028	530,000	619,199
Series B, 5.00%, 4/1/2029	450,000	522,922
Miami-Dade County, FL, School Board, General Obligation:
3.25%, 3/15/2033	270,000	270,205
5.00%, 3/15/2036	195,000	221,514
5.00%, 3/15/2041	115,000	129,771
5.00%, 3/15/2046	800,000	896,784
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
3.00%, 7/1/2028	150,000	150,542
4.00%, 7/1/2036	125,000	131,004
4.00%, 7/1/2038	1,255,000	1,310,534
5.00%, 7/1/2024	290,000	335,658
5.00%, 7/1/2031	265,000	292,298
Orange County, FL, School Board, General Obligation:
Series C, 3.38%, 8/1/2034	360,000	361,159

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series C, COPs, 5.00%, 8/1/2034	$115,000	$132,015
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2020	360,000	387,885
5.00%, 10/1/2021	515,000	567,299
5.00%, 10/1/2022	2,035,000	2,284,064
5.00%, 10/1/2029	275,000	333,206
Series A, 4.00%, 10/1/2033	4,250,000	4,510,865
Orlando County, FL, Contract Tourist Development Revenue Series A, 5.00%, 11/1/2044	1,375,000	1,591,191
Orlando County, FL, Contract Tourist Development Tax Payments Revenue:
Series A, 5.25%, 11/1/2029	310,000	363,125
Series A, 5.25%, 11/1/2030	250,000	292,842
Series A, 5.25%, 11/1/2031	700,000	819,959
Series A, 5.25%, 11/1/2033	215,000	251,845
Series A, 5.25%, 11/1/2034	385,000	450,977
Series B, 5.00%, 10/1/2041	455,000	515,219
Series B, 5.00%, 10/1/2046	215,000	242,774
Orlando County, FL, Utilities Commission Revenue Series A, 5.00%, 10/1/2019	100,000	104,925
Palm Beach County, FL, School Board:
Series A, COPs, 5.00%, 8/1/2026	150,000	176,919
Series A, COPs, 5.00%, 8/1/2027	230,000	274,192
Series B, 5.00%, 8/1/2021	160,000	175,104
Series B, 5.00%, 8/1/2022	965,000	1,075,936
Series B, 5.00%, 8/1/2023	115,000	130,358
Series B, 5.00%, 8/1/2024	345,000	397,140
Series C, COPs, 5.00%, 8/1/2029	250,000	299,270
Palm Beach, FL, Revenue:
5.00%, 5/1/2038	450,000	515,169
Series D, 5.00%, 12/1/2045	325,000	367,520
Reedy Creek, FL, Improvement District, General Obligation:
Series A, 4.00%, 6/1/2031	500,000	533,985
Series A, 5.00%, 6/1/2026	100,000	113,535
Series A, 5.00%, 6/1/2033	500,000	578,695
Series A, 5.00%, 6/1/2036	500,000	575,670
Series A, 5.00%, 6/1/2037	450,000	516,942
Series A, 5.00%, 6/1/2038	1,125,000	1,259,190
Series A, 5.25%, 6/1/2031	420,000	478,640
South Florida Water Management District:
COPs, 5.00%, 10/1/2020	250,000	268,730
COPs, 5.00%, 10/1/2022	660,000	737,174
COPs, 5.00%, 10/1/2032	300,000	344,664
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/2031	620,000	697,078

Security Description	Principal Amount	Value

5.00%, 10/1/2032	$170,000	$194,385
Series A, 5.00%, 10/1/2037	1,560,000	1,761,521
Tampa, FL, Bay Water Revenue Series A, 5.00%, 10/1/2037	1,600,000	1,853,984
Tohopekaliga, FL, Water Authority Utility System Revenue:
4.00%, 10/1/2033	500,000	533,380
4.00%, 10/1/2034	110,000	116,668
5.00%, 10/1/2023	125,000	142,811
University of Miami, Revenue 4.00%, 9/1/2039	2,465,000	2,558,128

		84,809,950

GEORGIA — 1.9%
Athens-Clarke County GA Unified Gov’t Water & Sewerage Revenue 5.00%, 1/1/2025	130,000	152,251
Atlanta, GA, Department of Aviation Revenue Series A, 5.00%, 1/1/2027	130,000	147,584
Atlanta, GA, General Obligation:
5.00%, 12/1/2020	125,000	135,448
5.00%, 12/1/2022	1,550,000	1,752,972
5.00%, 12/1/2031	105,000	120,456
Atlanta, GA, Water & Wastewater System Revenue:
5.00%, 11/1/2025	210,000	245,790
5.00%, 11/1/2032	100,000	114,865
Series A, 5.00%, 11/1/2034	830,000	978,636
Series B, 5.00%, 11/1/2023	115,000	131,749
Series B, 5.25%, 11/1/2029	405,000	462,417
DeKalb, GA, Water & Sewerage Revenue 5.00%, 10/1/2023	100,000	113,916
Forsyth, NC, General Obligation 5.00%, 3/1/2027	250,000	302,310
Georgia, State General Obligation:
Series A, 4.00%, 2/1/2031	100,000	108,453
Series A, 5.00%, 1/1/2023	100,000	113,366
Series A, 5.00%, 1/1/2024	125,000	141,526
Series A, 5.00%, 2/1/2025	125,000	146,986
Series A, 5.00%, 2/1/2027	1,910,000	2,248,868
Series A-1, 5.00%, 2/1/2019	100,000	102,833
Series A-1, 5.00%, 2/1/2022	1,000,000	1,113,900
Series A-1, 5.00%, 2/1/2026	215,000	256,532
Series A-2, 5.00%, 2/1/2025	250,000	288,972
Series C, 4.00%, 10/1/2024	175,000	189,268
Series C, 5.00%, 7/1/2019	2,850,000	2,968,845
Series C, 5.00%, 7/1/2021	385,000	423,777
Series C, 5.00%, 10/1/2021	170,000	188,222
Series C, 5.00%, 7/1/2025	2,800,000	3,314,052
Series C-1, 4.00%, 7/1/2025	1,060,000	1,183,342
Series C-1, 5.00%, 1/1/2024	920,000	1,063,097
Series D, 5.00%, 2/1/2022	125,000	139,237

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series D, 5.00%, 2/1/2026	$225,000	$254,140
Series E, 5.00%, 12/1/2024	700,000	821,282
Series F, 5.00%, 1/1/2024	545,000	629,769
Series F, 5.00%, 1/1/2027	1,005,000	1,214,372
Series F, 5.00%, 7/1/2027	430,000	518,073
Series F, 5.00%, 1/1/2028	4,000,000	4,812,280
Georgia, State Private Colleges & Universities Authority Revenue:
Series A, 5.00%, 10/1/2046	3,875,000	4,436,720
Series B, 4.00%, 10/1/2038	315,000	333,374
Series B, 5.00%, 10/1/2038	2,450,000	2,826,932
Gwinnett County, GA, School District, General Obligation:
3.00%, 8/1/2019	500,000	509,220
4.00%, 2/1/2020	825,000	859,749
5.00%, 8/1/2020	1,000,000	1,074,980
5.00%, 8/1/2021	350,000	385,892
5.00%, 8/1/2022	2,115,000	2,380,475
5.00%, 2/1/2031	2,455,000	2,859,977
5.00%, 2/1/2035	3,365,000	3,876,312
Henry County, GA, School District, General Obligation 4.00%, 8/1/2029	200,000	217,556
Metropolitan Atlanta, GA, Rapid Transit Authority Revenue Series A, 5.00%, 7/1/2024	100,000	114,274
Sandy Springs, GA, Public Facilities Authority Revenue:
4.00%, 5/1/2047	775,000	808,705
5.00%, 5/1/2041	2,175,000	2,495,029

		50,078,781

HAWAII — 1.3%
City & County of Honolulu, HI, General Obligation Series A, 5.00%, 10/1/2019	125,000	131,175
Hawaii, State General Obligation:
Series DZ, 5.00%, 12/1/2024 .	35,000	38,727
Series DZ, 5.00%, 12/1/2026 .	85,000	93,735
Series DZ-2016, 5.00%, 12/1/2024	65,000	72,072
Series DZ-2016, 5.00%, 12/1/2026	115,000	127,528
Series EE, 5.00%, 11/1/2025 .	115,000	129,243
Series EE-2017, 5.00%, 11/1/2029	10,000	11,278
Series EF, 5.00%, 11/1/2024	155,000	174,446
Series EH, 5.00%, 8/1/2019	2,000,000	2,087,600
Series EH, 5.00%, 8/1/2020	105,000	112,748
Series EH, 5.00%, 8/1/2030	285,000	323,663
Series EO, 5.00%, 8/1/2019	100,000	104,380
Series EO, 5.00%, 8/1/2026	115,000	132,745
Series EO, 5.00%, 8/1/2030	215,000	245,594
Series EO, 5.00%, 8/1/2032	100,000	113,666
Series EP, 5.00%, 8/1/2021	110,000	121,018

Security Description	Principal Amount	Value

Series EP, 5.00%, 8/1/2025	$815,000	$942,833
Series ET, 4.00%, 10/1/2021	100,000	107,068
Series EY, 5.00%, 10/1/2020	190,000	204,911
Series EY, 5.00%, 10/1/2022	185,000	208,234
Series EY, 5.00%, 10/1/2026	280,000	327,779
Series EY, 5.00%, 10/1/2027	250,000	291,542
Series EZ, 5.00%, 10/1/2024	1,035,000	1,204,047
Series FB, 3.00%, 4/1/2036	250,000	236,623
Series FB, 4.00%, 4/1/2029	495,000	537,654
Series FE, 5.00%, 10/1/2019	190,000	199,301
Series FE, 5.00%, 10/1/2026	430,000	511,812
Series FG, 4.00%, 10/1/2032	300,000	320,259
Series FG, 4.00%, 10/1/2036	890,000	939,199
Series FG, 5.00%, 10/1/2022	100,000	112,559
Series FH, 5.00%, 10/1/2023	2,050,000	2,347,824
Series FH, 5.00%, 10/1/2027	100,000	118,942
Series FH, 5.00%, 10/1/2029	790,000	933,014
Series FK, 5.00%, 5/1/2027	160,000	191,728
Series FT, 4.00%, 1/1/2037	100,000	105,960
Series FT, 5.00%, 1/1/2029	4,000,000	4,821,520
Series FT, 5.00%, 1/1/2031	100,000	119,492
Series FT, 5.00%, 1/1/2036	250,000	293,580
Hawaii, State Highway Revenue:
Series A, 5.00%, 1/1/2032	125,000	142,184
Series A, 5.00%, 1/1/2034	525,000	595,229
Series B, 5.00%, 1/1/2025	200,000	233,414
Series B, 5.00%, 1/1/2027	100,000	118,764
Series B, 5.00%, 1/1/2029	250,000	294,867
Honolulu, HI, City & County Wastewater System Revenue:
Series A, 4.00%, 7/1/2038	690,000	726,998
Series A, 5.00%, 7/1/2037	1,800,000	2,097,180
Series A, 5.00%, 7/1/2040	525,000	589,979
Series B, 4.00%, 7/1/2032	285,000	304,810
Series B, 4.00%, 7/1/2033	1,810,000	1,929,007
Series B, 4.00%, 7/1/2034	100,000	105,902
Series B, 5.00%, 7/1/2022	100,000	112,017
Series B, 5.00%, 7/1/2024	120,000	139,044
Honolulu, HI, City & County, General Obligation:
Series A, 5.00%, 10/1/2021	335,000	370,188
Series A, 5.00%, 11/1/2022	100,000	113,013
Series A, 5.00%, 10/1/2025	195,000	230,026
Series A, 5.00%, 10/1/2029	505,000	585,184
Series A, 5.00%, 10/1/2032	185,000	212,478
Series A, 5.00%, 10/1/2036	590,000	671,644
Series A, 5.00%, 10/1/2037	700,000	795,354
Series A, 5.00%, 10/1/2038	440,000	499,303
Series B, 5.00%, 10/1/2029	520,000	602,566
Series B, 5.00%, 10/1/2030	210,000	242,418
Series C, 5.00%, 10/1/2021	165,000	182,332
Series C, 5.00%, 10/1/2029	205,000	250,645
Series D, 5.00%, 9/1/2023	295,000	337,076
Series D, 5.00%, 9/1/2026	1,500,000	1,790,370

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

University of Hawaii, Revenue Series E, 5.00%, 10/1/2030	$345,000	$403,446

		33,770,937

IDAHO — 0.0% (c)
Ada & Boise Counties, Independent School District Boise, General Obligation:
5.00%, 8/1/2029	80,000	94,986
5.00%, 8/1/2032	750,000	882,082

		977,068

ILLINOIS — 2.1%
Champaign County, IL, Community Unit School District No. 4, General Obligation 5.00%, 1/1/2021	100,000	107,691
Chicago, IL, Park District, General Obligation:
Series A, 5.00%, 1/1/2039	365,000	394,492
Series B, 5.00%, 1/1/2024	300,000	335,457
Chicago, IL, Wastewater Transmission Revenue Series A, 4.00%, 1/1/2052 (b)	1,000,000	1,006,560
Chicago, IL, Waterworks Revenue 5.25%, 11/1/2034 (b)	180,000	208,138
Cook County, IL, Revenue 4.00%, 11/15/2039	300,000	308,442
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation 5.00%, 12/1/2025	975,000	1,149,164
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2025	795,000	871,670
4.00%, 7/1/2025	375,000	412,571
4.00%, 7/1/2026	710,000	777,209
5.00%, 7/1/2020	285,000	305,030
5.00%, 1/1/2021	450,000	486,868
5.00%, 1/1/2022	85,000	93,958
5.00%, 7/1/2022	275,000	307,213
5.00%, 7/1/2023	155,000	176,052
5.00%, 1/1/2024	445,000	509,294
5.00%, 7/1/2024	1,135,000	1,309,415
5.00%, 7/15/2024	110,000	126,931
5.00%, 1/1/2025	500,000	579,810
5.00%, 7/1/2025	140,000	163,460
5.00%, 1/1/2026	545,000	640,370
5.00%, 7/1/2026	295,000	348,663
5.00%, 1/1/2027	1,450,000	1,719,143
5.00%, 7/1/2027	565,000	668,491
5.00%, 1/1/2028	125,000	147,681
5.00%, 7/1/2028	255,000	300,617
5.00%, 7/1/2029	850,000	985,762
5.00%, 1/1/2030	250,000	289,553

Security Description	Principal Amount	Value

5.00%, 7/1/2033	$145,000	$167,636
5.00%, 7/1/2036	1,525,000	1,749,144
Series A, 5.00%, 10/1/2022	200,000	224,568
Series A, 5.00%, 10/1/2026	215,000	248,430
Series A, 5.00%, 10/1/2029	125,000	143,384
Series A, 5.00%, 10/1/2033	100,000	114,064
Illinois, State Revenue Series C, 4.00%, 6/15/2021	130,000	136,982
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2019	275,000	284,925
5.00%, 6/15/2020	1,060,000	1,126,186
5.00%, 6/15/2022	150,000	165,236
5.00%, 6/15/2023	1,025,000	1,143,357
5.00%, 6/15/2024	805,000	895,474
5.00%, 6/15/2025	1,075,000	1,190,304
5.00%, 6/15/2026	155,000	173,059
Series A, 3.00%, 6/15/2033	520,000	468,390
Series A, 3.00%, 6/15/2034	590,000	523,460
Series C, 4.00%, 6/15/2025	1,000,000	1,073,000
Series C, 4.00%, 6/15/2027	1,225,000	1,287,022
Series C, 5.00%, 6/15/2022	1,075,000	1,184,188
Series D, 5.00%, 6/15/2023	1,005,000	1,121,047
Series D, 5.00%, 6/15/2024	880,000	994,268
Series D, 5.00%, 6/15/2027	25,000	28,571
Illinois, State Toll Highway Authority Revenue:
Series A, 5.00%, 12/1/2019	160,000	168,365
Series A, 5.00%, 12/1/2020	325,000	351,104
Series A, 5.00%, 12/1/2021	220,000	242,772
Series A, 5.00%, 12/1/2022	285,000	319,622
Series A, 5.00%, 12/1/2031	320,000	366,061
Series A, 5.00%, 12/1/2032	665,000	757,262
Series A, 5.00%, 1/1/2033	855,000	942,791
Series A, 5.00%, 1/1/2035	2,125,000	2,367,070
Series A, 5.00%, 1/1/2038	1,830,000	2,008,480
Series B, 5.00%, 1/1/2032	585,000	654,475
Series B, 5.00%, 1/1/2036	420,000	475,570
Series B, 5.00%, 1/1/2037	395,000	438,882
Series B, 5.00%, 1/1/2038	1,475,000	1,643,292
Series B, 5.00%, 1/1/2039	655,000	722,897
Series B, 5.00%, 1/1/2040	335,000	376,547
Series C, 5.00%, 1/1/2028	315,000	359,179
Series C, 5.00%, 1/1/2036	135,000	150,497
Series D, 5.00%, 1/1/2021	100,000	108,053
Series D, 5.00%, 1/1/2022	165,000	181,950
Series D, 5.00%, 1/1/2024	515,000	587,321
Kane, Cook & DuPage Counties School District No. U-46 Elgin, General Obligation Series D, 5.00%, 1/1/2032	200,000	222,852
Kane, McHenry Cook & De Kalb Counties Unit School District No. 300, General Obligation:
5.00%, 1/1/2024	435,000	491,102
5.00%, 1/1/2027	555,000	631,374

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation:
4.00%, 2/1/2032	$510,000	$523,790
5.00%, 2/1/2031	165,000	186,391
Metropolitan Water Reclamation District of Greater Chicago, General Obligation:
Series A, 5.00%, 12/1/2024	435,000	499,893
Series A, 5.00%, 12/1/2025	175,000	203,075
Series A, 5.00%, 12/1/2027	780,000	909,176
Series A, 5.00%, 12/1/2028	610,000	708,484
Series A, 5.00%, 12/1/2029	890,000	1,027,051
Series B, 5.00%, 12/1/2039	190,000	209,285
Series D, 5.00%, 12/1/2019	100,000	105,279
Series D, 5.00%, 12/1/2020	255,000	275,066
Sales Tax Securitization Corp., Revenue:
5.00%, 1/1/2028	1,000,000	1,168,780
5.00%, 1/1/2030	750,000	866,295
Series A, 5.00%, 1/1/2029	900,000	1,044,468
Series A, 5.00%, 1/1/2036	500,000	562,765
Schaumburg, IL, General Obligation Series A, 4.00%, 12/1/2032	850,000	879,631
University of Illinois Revenue Series A, 4.00%, 4/1/2035	250,000	253,593

		53,162,940

INDIANA — 0.4%
Indiana, Finance Authority Revenue:
Series B, 5.00%, 2/1/2021	115,000	125,098
Series C, 5.00%, 12/1/2023	145,000	166,579
Series C, 5.00%, 12/1/2024	245,000	285,631
Series C, 5.00%, 12/1/2025	310,000	366,563
Series C, 5.00%, 6/1/2028	150,000	178,521
Series C, 5.00%, 2/1/2029	400,000	486,256
Series C, 5.00%, 6/1/2029	1,600,000	1,952,528
Series C, 5.00%, 2/1/2030	2,310,000	2,796,925
Indiana, State Finance Authority Revenue 5.00%, 2/1/2022	100,000	111,155
Indiana, University Revenue:
Series A, 4.00%, 6/1/2019	100,000	102,760
Series A, 4.00%, 6/1/2042	1,525,000	1,592,542
Series A, 5.00%, 6/1/2041	2,360,000	2,703,002
Series W-2, 5.00%, 8/1/2026 .	285,000	332,073

		11,199,633

IOWA — 0.2%
Iowa, Finance Authority Revenue:
5.00%, 8/1/2023	90,000	103,089
5.00%, 8/1/2024	625,000	728,231
5.00%, 8/1/2032	835,000	980,065
5.00%, 8/1/2034	100,000	115,627

Security Description	Principal Amount	Value

5.00%, 8/1/2037	$700,000	$820,603
Iowa, Higher Education Loan Authority Revenue:
5.00%, 12/1/2041	400,000	461,596
5.00%, 12/1/2046	1,365,000	1,568,453
Iowa, State Revenue:
5.00%, 6/15/2023	100,000	113,579
Series A, 5.00%, 6/1/2021	615,000	672,810
Series A, 5.00%, 6/1/2028	100,000	117,945

		5,681,998

KANSAS — 0.6%
Butler County, KS, Unified School District No. 385 Andover, General Obligation 5.00%, 9/1/2034	350,000	409,521
Johnson & Miami Counties, KS, Unified School District No. 230 Spring Hills, General Obligation:
Series B, 4.00%, 9/1/2034	210,000	225,666
Series B, 4.00%, 9/1/2035	2,200,000	2,357,344
Series B, 4.00%, 9/1/2036	1,075,000	1,149,412
Johnson County, KS, Unified School District No. 233 Olathe, General Obligation:
Series A, 5.00%, 9/1/2020	150,000	161,421
Series B, 5.00%, 9/1/2023	200,000	228,746
Series C, 5.00%, 9/1/2027	125,000	137,216
Johnson County, KS, Unified School District No. 512 Shawnee Mission, General Obligation Series A, 4.00%, 10/1/2035	200,000	212,368
Kansas, Development Finance Authority Revenue:
Series D-2, 4.00%, 4/1/2038 .	275,000	280,393
Series G, 5.00%, 4/1/2025	380,000	426,432
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2025	435,000	513,626
5.00%, 9/1/2030	330,000	383,793
5.00%, 9/1/2034	100,000	114,846
5.00%, 9/1/2035	480,000	549,528
Series A, 3.00%, 9/1/2024	150,000	156,680
Series A, 5.00%, 9/1/2021	265,000	292,096
Series A, 5.00%, 9/1/2027	825,000	998,531
Series A, 5.00%, 9/1/2028	300,000	361,425
Series A, 5.00%, 9/1/2030	250,000	298,875
Series A, 5.00%, 9/1/2035	1,280,000	1,505,741
Series A, 5.00%, 9/1/2037	275,000	322,011
Kansas, State Department of Transportation, Sales Tax Revenue Series A, 5.00%, 9/1/2025	440,000	510,717

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Leavenworth County, KS, Unified School District No. 469, General Obligation 4.00%, 9/1/2035	$150,000	$155,085
Shawnee County, KS, Unified School District No. 501 Topeka, General Obligation Series A, 4.00%, 8/1/2044	745,000	776,543
Wyandotte, County Unified School District No 500 Kansas City, General Obligation:
Series A, 4.00%, 9/1/2034	510,000	539,483
Series A, 4.13%, 9/1/2037	1,160,000	1,231,514

		14,299,013

KENTUCKY — 0.3%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2021	140,000	153,357
Series A, 5.00%, 7/1/2025	140,000	162,854
Series A, 5.00%, 7/1/2031	100,000	111,328
Series B, 5.00%, 7/1/2022	1,355,000	1,511,394
Series B, 5.00%, 7/1/2025	125,000	145,405
Kentucky, State Turnpike Authority, Economic Development Road Revenue:
Series A, 5.00%, 7/1/2020	220,000	235,211
Series A, 5.00%, 7/1/2021	150,000	164,311
Series A, 5.00%, 7/1/2023	355,000	401,899
Series A, 5.00%, 7/1/2024	160,000	183,685
Series A, 5.00%, 7/1/2025	145,000	168,670
Series A, 5.00%, 7/1/2026	325,000	382,535
Series A, 5.00%, 7/1/2029	145,000	167,756
Series B, 5.00%, 7/1/2023	115,000	130,193
Series B, 5.00%, 7/1/2024	125,000	143,504
Series B, 5.00%, 7/1/2026	820,000	965,164
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue:
Series A, 3.00%, 5/15/2046	555,000	501,892
Series B, 4.00%, 5/15/2037	650,000	669,077
University of Kentucky, General Receipts Revenue:
Series A, 4.00%, 4/1/2044	940,000	968,294
Series B, 5.00%, 10/1/2021	1,305,000	1,441,151

		8,607,680

LOUISIANA — 0.8%
East Baton Rouge, LA, Sewer Commission Revenue Series B, 5.00%, 2/1/2039	1,860,000	2,078,308
Greater New Orleans, Expressway Commission Revenue 5.00%, 11/1/2047 (b)	805,000	894,363

Security Description	Principal Amount	Value

Louisiana State, Local Government Environmental Facilities & Community Development Authority Revenue 5.00%, 10/1/2035	$125,000	$140,201
Louisiana, State Gas & Fuels Tax Revenue:
Series A, 4.50%, 5/1/2039	185,000	198,063
Series B, 5.00%, 5/1/2023	265,000	300,870
Series B, 5.00%, 5/1/2025	365,000	426,910
Series B, 5.00%, 5/1/2027	140,000	160,042
Series B, 5.00%, 5/1/2028	100,000	114,013
Series B, 5.00%, 5/1/2033	115,000	130,077
Series B, 5.00%, 5/1/2036	135,000	152,214
Series C, 5.00%, 5/1/2028	250,000	297,075
Series C, 5.00%, 5/1/2030	140,000	164,686
Series C, 5.00%, 5/1/2034	1,595,000	1,850,168
Series C, 5.00%, 5/1/2037	725,000	834,490
Louisiana, State General Obligation:
Series A, 4.00%, 2/1/2029	750,000	796,403
Series A, 5.00%, 2/1/2027	250,000	282,100
Series B, 4.00%, 10/1/2035	230,000	240,736
Series B, 4.00%, 10/1/2036	250,000	261,053
Series B, 5.00%, 8/1/2027	680,000	794,260
Series B, 5.00%, 8/1/2029	1,380,000	1,600,745
Series C, 5.00%, 7/15/2023	185,000	210,006
Series C, 5.00%, 8/1/2024	1,165,000	1,336,651
Series C, 5.00%, 8/1/2025	860,000	985,620
Series C, 5.00%, 7/15/2026	165,000	185,117
Series D-1, 5.00%, 12/1/2024	2,050,000	2,362,604
Series D-1, 5.00%, 12/1/2028	850,000	964,546
Louisiana, State Highway Improvement Revenue:
Series A, 5.00%, 6/15/2019	900,000	933,903
Series A, 5.00%, 6/15/2022	180,000	199,422
Series A, 5.00%, 6/15/2025	480,000	551,482
Louisiana, State Highway Improvement, General Obligation Series A, 4.00%, 9/1/2021	570,000	607,791

		20,053,919

MAINE — 0.1%
Maine, Municipal Bond Bank Revenue Series C, 5.00%, 11/1/2020	130,000	140,534
Maine, State Turnpike Authority Revenue:
5.00%, 7/1/2026	590,000	685,462
5.00%, 7/1/2047	1,330,000	1,531,362
Series C, 5.00%, 11/1/2037	155,000	180,076

		2,537,434

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

MARYLAND — 3.3%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2018	$90,000	$90,000
Baltimore County, MD, General Obligation 5.00%, 8/1/2023	260,000	291,603
Baltimore, MD, General Obligation Series B, 5.00%, 10/15/2019	280,000	294,230
Baltimore, MD, Revenue:
Series A, 5.00%, 7/1/2046	230,000	259,665
Series D, 5.00%, 7/1/2042	355,000	395,761
Baltimore, MD, State General Obligation:
Series B, 5.00%, 10/15/2023	1,000,000	1,143,440
Series B, 5.00%, 10/15/2024	250,000	290,563
Series B, 5.00%, 10/15/2025	2,290,000	2,698,078
Series B, 5.00%, 10/15/2026	500,000	596,365
Series B, 5.00%, 10/15/2027	100,000	120,712
Howard County, MD, General Obligation:
Series A, 5.00%, 2/15/2021	105,000	114,314
Series A, 5.00%, 2/15/2024	280,000	323,422
Series B, 5.00%, 2/15/2028	120,000	144,040
Series D, 5.00%, 2/15/2029	500,000	607,710
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2025	180,000	208,769
5.00%, 5/1/2031	4,500,000	5,294,745
5.00%, 5/1/2038	600,000	691,836
5.00%, 5/1/2041	910,000	1,024,387
Maryland, State Department of Transportation 5.00%, 2/1/2021	500,000	544,050
Maryland, State Department of Transportation Revenue:
2.80%, 2/1/2026	3,140,000	3,178,245
3.13%, 5/1/2031	500,000	498,130
4.00%, 9/1/2025	445,000	493,710
4.00%, 12/15/2025	290,000	315,381
4.00%, 5/1/2028	1,225,000	1,330,240
4.00%, 11/1/2029	1,020,000	1,094,317
5.00%, 6/1/2018	120,000	120,680
5.00%, 9/1/2020	500,000	538,440
5.00%, 2/15/2023	3,280,000	3,716,174
5.00%, 12/15/2023	175,000	201,413
5.00%, 6/1/2024	150,000	167,369
5.00%, 11/1/2026	105,000	121,449
Maryland, State Department of Transportation, Consolidated Transportation Revenue 3.00%, 12/15/2030	2,365,000	2,328,035
Maryland, State General Obligation:
4.00%, 6/1/2025	100,000	109,711
4.00%, 6/1/2027	1,035,000	1,129,288
4.00%, 6/1/2028	1,245,000	1,353,962

Security Description	Principal Amount	Value

4.00%, 6/1/2030	$100,000	$108,157
5.00%, 6/1/2019	250,000	259,735
5.00%, 6/1/2026	2,075,000	2,404,095
Series A, 3.00%, 3/1/2026	565,000	579,707
Series A, 4.00%, 3/1/2027	2,900,000	3,152,967
Series A, 4.00%, 3/15/2030	1,250,000	1,369,050
Series A, 5.00%, 3/1/2022	180,000	196,263
Series A, 5.00%, 3/1/2023	450,000	510,588
Series A, 5.00%, 8/1/2023	1,225,000	1,397,182
Series A, 5.00%, 3/1/2024	1,695,000	1,871,736
Series A, 5.00%, 8/1/2024	1,115,000	1,286,440
Series A, 5.00%, 3/1/2025	200,000	226,728
Series A, 5.00%, 3/15/2025	305,000	358,253
Series A, 5.00%, 8/1/2025	820,000	969,101
Series A, 5.00%, 3/1/2026	205,000	232,396
Series A, 5.00%, 8/1/2027	4,335,000	5,231,581
Series B, 3.00%, 8/1/2028	1,410,000	1,427,131
Series B, 4.00%, 8/1/2025	180,000	200,394
Series B, 4.50%, 8/1/2019	1,180,000	1,224,439
Series B, 4.50%, 8/1/2021	2,035,000	2,208,219
Series B, 5.00%, 8/1/2020	100,000	107,450
Series B, 5.00%, 8/1/2021	215,000	236,754
Series B, 5.00%, 8/1/2022	650,000	730,438
Series B, 5.00%, 8/1/2026	2,030,000	2,283,019
Series C, 5.00%, 8/1/2020	335,000	359,958
Series C, 5.00%, 8/1/2021	1,605,000	1,767,394
Series C, 5.00%, 8/1/2022	120,000	134,850
Series C, 5.00%, 8/1/2023	215,000	246,033
Maryland, State Health & Higher Educational Facilities Authority Revenue:
Series B, 4.25%, 7/1/2041	3,200,000	3,368,800
Series B, 5.00%, 7/1/2022	100,000	111,887
Maryland, State Transportation Authority 3.25%, 7/1/2036	150,000	144,969
Maryland, State Water Quality Financing Admin Bay Restoration Fund Revenue 3.00%, 3/1/2027	1,000,000	1,024,530
Montgomery, MD, State General Obligation:
Series A, 5.00%, 11/1/2022	3,100,000	3,500,489
Series A, 5.00%, 11/1/2025	1,660,000	1,966,991
Series A, 5.00%, 11/1/2028	125,000	144,418
Series A, 5.00%, 11/1/2029	175,000	202,069
Series B, 4.00%, 12/1/2025	855,000	929,821
Series B, 5.00%, 12/1/2020	170,000	184,255
Series B, 5.00%, 12/1/2024	105,000	120,505
Series B, 5.00%, 6/1/2025	500,000	589,370
Series B, 5.00%, 11/1/2025	1,090,000	1,267,953
Series B, 5.00%, 11/1/2027	305,000	352,781
Prince George’s County, MD, General Obligation:
Series A, 4.00%, 9/1/2025	115,000	126,302
Series A, 4.00%, 9/1/2026	1,500,000	1,639,005
Series A, 5.00%, 7/1/2023	500,000	571,100
Series A, 5.00%, 7/1/2024	1,015,000	1,179,937

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.00%, 9/15/2026	$140,000	$167,926
University System of Maryland Revenue Series A, 3.00%, 4/1/2035	500,000	475,590
Washington, MD, Suburban Sanitary Commission, General Obligation:
2.65%, 6/1/2026	500,000	500,840
3.00%, 6/1/2029	1,310,000	1,318,043
3.00%, 6/15/2034	285,000	275,025
4.00%, 6/1/2020	1,900,000	1,992,302
5.00%, 6/1/2020	175,000	187,199

		85,252,399

MASSACHUSETTS — 4.8%
Boston, MA, Water & Sewer Commission Revenue Series A, 3.63%, 11/1/2044	660,000	660,561
Commonwealth of Massachusetts Transportation Fund Revenue:
Series A, 5.00%, 6/1/2022	1,650,000	1,850,161
Series A, 5.00%, 6/1/2023	335,000	382,627
Series A, 5.00%, 6/1/2024	100,000	116,236
Series A, 5.00%, 6/1/2026	105,000	125,637
Series A, 5.00%, 6/1/2043	105,000	121,826
Series B, 4.00%, 6/1/2046	450,000	466,160
Massachusetts, Bay Transportation Authority, Revenue:
Series A, 2.00%, 7/1/2028	140,000	128,045
Series A, 4.00%, 7/1/2035	380,000	398,749
Series A, 5.00%, 7/1/2045	295,000	334,586
Series A1, 5.00%, 7/1/2044	5,000,000	5,740,950
Series A-2, 5.00%, 7/1/2042	2,295,000	2,639,066
Series A-2, 5.00%, 7/1/2044	2,400,000	2,755,656
Series A-2, 5.00%, 7/1/2045	200,000	229,466
Series B, 5.00%, 7/1/2025	1,760,000	2,072,805
Series B, 5.00%, 7/1/2030	145,000	168,149
Massachusetts, Federal Highway Grant Anticipation Note Revenue:
Series A, 5.00%, 6/15/2019	100,000	104,011
Series A, 5.00%, 6/15/2023	425,000	476,289
Series A, 5.00%, 6/15/2024	225,000	261,036
Massachusetts, State Clean Water Trust Revenue:
5.00%, 2/1/2024	175,000	202,384
5.00%, 8/1/2024	20,000	21,462
5.00%, 8/1/2025	1,055,000	1,249,953
5.00%, 2/1/2026	170,000	192,183
5.00%, 2/1/2031	250,000	293,205
Massachusetts, State College Building Authority Revenue:
Series A, 4.00%, 5/1/2027	1,200,000	1,307,952
Series A, 4.00%, 5/1/2028	1,525,000	1,652,947
Series A, 4.00%, 5/1/2029	1,975,000	2,132,763
Series A, 5.00%, 5/1/2033	1,955,000	2,180,744

Security Description	Principal Amount	Value

Series A, 5.00%, 5/1/2037	$250,000	$284,570
Series B, 5.00%, 5/1/2039	400,000	448,384
Massachusetts, State Development Finance Agency Revenue:
5.00%, 4/1/2032	130,000	153,581
Series A, 5.00%, 7/15/2028	100,000	119,422
Series A, 5.00%, 7/15/2030	140,000	166,613
Series A, 5.00%, 7/15/2033	210,000	248,018
Series P, 5.00%, 7/1/2043	2,300,000	2,556,979
Massachusetts, State General Obligation:
3.50%, 5/1/2036	1,450,000	1,455,336
4.00%, 5/1/2045	300,000	309,879
Series A, 4.00%, 12/1/2032	2,465,000	2,585,588
Series A, 4.00%, 3/1/2041	800,000	825,488
Series A, 4.00%, 4/1/2042	340,000	347,806
Series A, 4.25%, 12/1/2039	4,300,000	4,519,988
Series A, 4.50%, 12/1/2043	4,700,000	5,033,606
Series A, 5.00%, 7/1/2026	600,000	713,568
Series A, 5.00%, 7/1/2029	4,250,000	4,995,450
Series A, 5.00%, 12/1/2031	435,000	482,954
Series A, 5.00%, 3/1/2032	1,215,000	1,377,348
Series A, 5.00%, 4/1/2033	1,675,000	1,960,403
Series A, 5.00%, 4/1/2034	100,000	116,693
Series A, 5.00%, 7/1/2035	2,000,000	2,297,920
Series A, 5.00%, 3/1/2036	1,130,000	1,270,436
Series A, 5.00%, 4/1/2036	190,000	220,575
Series A, 5.00%, 4/1/2037	150,000	173,753
Series A, 5.00%, 3/1/2041	1,135,000	1,269,475
Series A, 5.00%, 1/1/2042	135,000	156,670
Series A, 5.00%, 4/1/2042	250,000	287,670
Series A, 5.00%, 3/1/2046	250,000	278,900
Series B, 4.00%, 7/1/2026	100,000	111,504
Series B, 5.00%, 7/1/2025	1,100,000	1,293,094
Series B, 5.00%, 1/1/2028	5,000,000	6,036,450
Series B, 5.00%, 7/1/2029	300,000	352,620
Series B, 5.00%, 4/1/2037	110,000	127,419
Series C, 4.00%, 7/1/2031	525,000	552,395
Series C, 4.00%, 6/1/2043	565,000	577,345
Series C, 5.00%, 8/1/2020	400,000	429,708
Series C, 5.00%, 10/1/2021	2,535,000	2,802,189
Series C, 5.00%, 8/1/2022	665,000	747,001
Series C, 5.00%, 7/1/2024	340,000	381,004
Series C, 5.00%, 7/1/2027	275,000	308,165
Series C, 5.00%, 10/1/2027	350,000	422,233
Series D, 3.13%, 9/1/2034	180,000	175,360
Series D-1-R, 1.05%, 8/1/2043 (a)	510,000	500,152
Series D-GREEN BOND, 4.00%, 8/1/2033	235,000	245,112
Series D-GREEN BOND, 5.00%, 8/1/2033	390,000	429,862
Series E, 3.00%, 4/1/2044	180,000	159,554
Series E, 3.25%, 9/1/2040	1,325,000	1,265,865
Series E, 4.00%, 8/1/2032	200,000	208,930
Series E, 4.00%, 9/1/2037	175,000	182,641

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series E, 4.00%, 9/1/2039	$3,100,000	$3,216,746
Series E, 4.00%, 9/1/2041	4,000,000	4,142,680
Series E, 4.00%, 4/1/2042	1,960,000	2,025,248
Series E, 4.00%, 4/1/2046	3,500,000	3,607,730
Series E, 4.50%, 8/1/2043	300,000	319,431
Series E, 5.00%, 8/1/2023	145,000	159,573
Series E, 5.00%, 9/1/2023	205,000	230,746
Series E, 5.00%, 9/1/2025	110,000	123,666
Series E, 5.00%, 9/1/2027	360,000	404,726
Series E, 5.00%, 11/1/2027	105,000	126,736
Series E, 5.00%, 9/1/2029	380,000	423,643
Series E, 5.00%, 9/1/2030	385,000	428,016
Series E, 5.00%, 8/1/2036	1,100,000	1,199,385
Series F, 3.00%, 11/1/2028	100,000	100,638
Series F, 5.00%, 11/1/2025	100,000	112,779
Series F, 5.00%, 11/1/2026	525,000	592,090
Series H, 5.00%, 12/1/2022	175,000	197,832
Series I, 5.00%, 12/1/2034	395,000	459,428
Series J, 4.00%, 12/1/2045	100,000	103,402
Series J, 5.00%, 12/1/2036	110,000	127,302
Massachusetts, State Port Authority Revenue Series A, 5.00%, 7/1/2040	245,000	278,217
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 2/15/2035	700,000	785,176
Series A, 5.00%, 2/15/2036	1,655,000	1,853,517
Series A, 5.00%, 2/15/2037	1,555,000	1,738,848
Series A, 5.00%, 11/15/2045 .	150,000	170,288
Series A, 5.25%, 2/15/2048	2,000,000	2,361,180
Series B, 5.00%, 8/15/2019	100,000	104,562
Series B, 5.00%, 11/15/2029 .	125,000	147,599
Series C, 5.00%, 8/15/2025	135,000	159,066
Series C, 5.00%, 8/15/2037	1,065,000	1,213,110
Massachusetts, State Water Pollution Abatement Trust Revenue 5.00%, 8/1/2019	3,220,000	3,361,873
Massachusetts, State Water Resources Authority Revenue:
Series C-GREEN BOND, 4.00%, 8/1/2040	425,000	442,404
Series C-GREEN BOND, 5.00%, 8/1/2031	2,050,000	2,436,425
Series C-GREEN BOND, 5.00%, 8/1/2040	3,340,000	3,847,480
Series D, 5.00%, 8/1/2033	1,630,000	1,903,889
Series F, 5.00%, 8/1/2026	2,750,000	3,179,577
Massachusetts, Transportation Fund Revenue:
Series A, 3.00%, 6/1/2030	145,000	144,265
Series A, 5.00%, 6/1/2027	160,000	185,077
Series A, 5.00%, 6/1/2032	275,000	315,205
University of Massachusetts Building Authority Revenue:
5.00%, 11/1/2037	140,000	163,409

Security Description	Principal Amount	Value

Series 1, 5.00%, 11/1/2032	$170,000	$196,755
Series 1, 5.00%, 11/1/2040	130,000	148,450
University of Massachusetts, Building Authority, Project Revenue Series 1, 5.00%, 11/1/2039	1,430,000	1,573,944

		125,043,398

MICHIGAN — 0.8%
Michigan State Building Authority Series I, 5.00%, 4/15/2031	545,000	621,949
Michigan, State Building Authority Revenue:
Series A, 5.00%, 8/15/2038	680,000	757,989
Series A, 5.00%, 8/15/2040	1,300,000	1,466,075
Series I, 5.00%, 4/15/2019	1,250,000	1,293,112
Series I, 5.00%, 10/15/2021	100,000	110,292
Series I, 5.00%, 10/15/2028	100,000	117,175
Series I, 5.00%, 10/15/2030	350,000	407,218
Series I, 5.00%, 10/15/2032	115,000	133,139
Series I, 5.00%, 10/15/2033	235,000	271,108
Series I, 5.00%, 4/15/2036	1,080,000	1,236,298
Series I, 5.00%, 4/15/2041	830,000	935,501
Series I, 5.00%, 10/15/2045	500,000	556,985
Series I, 5.00%, 10/15/2046	1,710,000	1,908,480
Series I, 5.00%, 10/15/2051	1,275,000	1,418,998
Michigan, State Finance Authority Revenue:
5.00%, 10/1/2018	110,000	111,890
5.00%, 10/1/2023	55,000	62,059
5.00%, 10/1/2024	135,000	152,202
Series A, 5.00%, 5/1/2019	975,000	1,009,203
Series B, 5.00%, 10/1/2028	250,000	296,515
Series I, 5.00%, 4/15/2022	180,000	199,863
Michigan, State General Obligation:
Series A, 5.00%, 12/1/2018	100,000	102,272
Series A, 5.00%, 12/1/2020	100,000	108,303
Series A, 5.00%, 12/1/2021	110,000	121,961
Series A, 5.00%, 5/1/2022	910,000	1,016,379
Series B, 5.00%, 11/1/2022	150,000	169,168
Portage, MI, Public School, General Obligation 5.00%, 11/1/2028	145,000	168,484
University of Michigan, Revenue:
4.00%, 4/1/2035	300,000	320,742
5.00%, 4/1/2040	425,000	488,601
Series A, 5.00%, 4/1/2023	1,610,000	1,833,565
Series A, 5.00%, 4/1/2025	175,000	206,232
Series A, 5.00%, 4/1/2034	450,000	530,982
Series A, 5.00%, 4/1/2042	500,000	582,175
Series A, 5.00%, 4/1/2048	2,000,000	2,348,860

		21,063,775

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

MINNESOTA — 1.4%
Duluth, Independent School District No. 709:
Series A, 4.00%, 2/1/2027	$115,000	$123,049
Series A, 4.00%, 2/1/2028	100,000	106,424
Farmington, MN, Independent School District, General Obligation Series A, 3.00%, 2/1/2024	750,000	772,455
Forest Lake, Independent School District No. 831, General Obligation Series A, 3.25%, 2/1/2046	520,000	493,428
Hennepin, MN, General Obligation:
Series A, 5.00%, 12/1/2041	1,420,000	1,650,438
Series C, 5.00%, 12/1/2035	750,000	879,870
Hennepin, MN, Sales Tax Revenue:
5.00%, 12/15/2027	915,000	1,053,101
5.00%, 12/15/2028	300,000	345,105
5.00%, 12/15/2029	210,000	241,210
Minnesota, State General Fund Revenue:
Series A, 5.00%, 6/1/2020	565,000	604,262
Series A, 5.00%, 6/1/2029	1,000,000	1,130,660
Series B, 5.00%, 3/1/2019	260,000	268,008
Series B, 5.00%, 3/1/2020	205,000	217,704
Minnesota, State General Obligation:
Series A, 5.00%, 8/1/2019	100,000	104,393
Series A, 5.00%, 8/1/2020	610,000	655,305
Series A, 5.00%, 10/1/2021	315,000	348,314
Series A, 5.00%, 8/1/2028	150,000	176,058
Series A, 5.00%, 10/1/2028	185,000	223,700
Series B, 3.38%, 8/1/2035	200,000	200,834
Series B, 4.00%, 8/1/2025	760,000	837,072
Series B, 5.00%, 8/1/2022	1,215,000	1,365,903
Series B, 5.00%, 8/1/2023	185,000	211,803
Series B, 5.00%, 8/1/2024	500,000	573,800
Series B, 5.00%, 8/1/2025	140,000	165,353
Series D, 5.00%, 8/1/2022	3,040,000	3,417,568
Series D, 5.00%, 8/1/2023	1,560,000	1,786,013
Series D, 5.00%, 8/1/2025	530,000	625,978
Series E, 3.00%, 8/1/2023	685,000	714,154
Series F, 5.00%, 10/1/2021	1,165,000	1,288,210
Series F, 5.00%, 10/1/2022	125,000	140,985
Minnesota, State Higher Education Facilities Authority Revenue 4.00%, 3/1/2047	1,425,000	1,473,578
Minnesota, State Public Facilities Authority Revenue:
Series B, 3.00%, 3/1/2023	100,000	104,035
Series B, 4.00%, 3/1/2026	130,000	145,003
Minnesota, State Revenue Series A, 5.00%, 6/1/2032	2,070,000	2,336,160

Security Description	Principal Amount	Value

Rochester, MN, Electric Utility Revenue Series A, 5.00%, 12/1/2042	$785,000	$899,429
Rosemount-Apple Valley-Eagan, Independent School District No. 196, General Obligation Series A, 5.00%, 2/1/2025	175,000	204,332
Sartell-St Stephen, MN, Independent School District No. 748 Series A, 5.00%, 2/1/2026	1,500,000	1,745,235
University of Minnesota, Revenue:
Series A, 5.00%, 9/1/2040	485,000	565,306
Series A, 5.00%, 9/1/2041	200,000	232,938
Series B, 4.00%, 1/1/2044	2,635,000	2,760,215
Series B, 5.00%, 12/1/2027	2,965,000	3,608,998
Western Minnesota, Municipal Power Agency Revenue Series A, 5.00%, 1/1/2036	2,000,000	2,244,300

		37,040,686

MISSISSIPPI — 0.3%
Mississippi, State Development Bank Revenue:
5.00%, 1/1/2025	100,000	110,844
5.00%, 8/1/2027	415,000	484,284
Series C, 5.00%, 1/1/2021	200,000	215,328
Series C, 5.00%, 1/1/2023	100,000	111,210
Mississippi, State General Obligation:
Series A, 5.00%, 10/1/2027	280,000	326,528
Series A, 5.00%, 10/1/2032	380,000	448,233
Series A, 5.00%, 10/1/2034	135,000	158,138
Series B, 5.00%, 12/1/2026	110,000	131,293
Series B, 5.00%, 12/1/2028	250,000	295,192
Series B, 5.00%, 12/1/2031	150,000	175,596
Series B, 5.00%, 12/1/2033	120,000	135,470
Series B, 5.00%, 12/1/2034	100,000	116,311
Series B, 5.00%, 12/1/2036	100,000	115,729
Series C, 5.00%, 10/1/2019	795,000	833,550
Series C, 5.00%, 10/1/2026	1,550,000	1,812,182
Series C, 5.00%, 10/1/2027	195,000	227,403
Series F, 5.00%, 11/1/2029	150,000	174,501
Mississippi, State University Educational Building Corp., Revenue:
4.00%, 8/1/2043	1,335,000	1,376,932
Series A, 4.00%, 8/1/2041	100,000	103,041

		7,351,765

MISSOURI — 0.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue Series A, 5.00%, 10/1/2019	260,000	272,607

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Series A, 5.00%, 10/1/2028	$1,045,000	$1,062,692
Kansas City, MO, Sanitary Sewer System Revenue:
Series A, 4.00%, 1/1/2025	190,000	209,942
Series A, 4.00%, 1/1/2040	320,000	334,221
Series A, 5.00%, 1/1/2029	100,000	114,955
Series A, 5.00%, 1/1/2032	100,000	118,457
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series A, 5.00%, 5/1/2028	660,000	790,878
Series A, 5.00%, 5/1/2042	4,865,000	5,645,687
Series B, 5.00%, 5/1/2033	100,000	114,310
Series B, 5.00%, 5/1/2034	220,000	251,027
Series B, 5.00%, 5/1/2036	125,000	142,285
Series B, 5.00%, 5/1/2038	740,000	824,330
Series B, 5.00%, 5/1/2043	450,000	500,148
Series B, 5.00%, 5/1/2045	270,000	305,116
Series C, 4.00%, 5/1/2041	1,790,000	1,871,713
Series C, 5.00%, 5/1/2046	1,050,000	1,198,008
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien: Series A, 5.00%, 5/1/2024	1,075,000	1,247,333
Series A, 5.00%, 5/1/2025	260,000	301,361
North Kansas City, MO, School District No. 74, General Obligation 4.00%, 3/1/2029	525,000	571,363
Springfield, MO, School District No. R-12, General Obligation Series B, 5.00%, 3/1/2022	305,000	339,133
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2023	150,000	170,759

		16,386,325

NEBRASKA — 0.3%
Lancaster County, NE, School District No. 001, General Obligation 4.00%, 1/15/2039	135,000	141,747
Lincoln City, NE, Electric System Revenue:
2.70%, 9/1/2023	140,000	143,552
Series A, 5.00%, 9/1/2033	100,000	114,918
Omaha, NE, Sanitation Sewer Revenue 5.00%, 11/15/2034	1,300,000	1,482,559
Omaha, NE, State Public Power District Electric Revenue:
Series A, 5.00%, 2/1/2024	155,000	178,064
Series A, 5.00%, 2/1/2028	245,000	286,584
Series AA, 4.00%, 2/1/2034 .	110,000	115,477
Series B, 5.00%, 2/1/2021	1,070,000	1,162,726

Security Description	Principal Amount	Value

Series BB, 4.00%, 2/1/2042	$160,000	$162,166
Series CC, 4.00%, 2/1/2038	205,000	213,538
Omaha, NE, State School District, General Obligation:
3.13%, 12/15/2033	170,000	166,576
3.25%, 12/15/2034	315,000	315,366
University of Nebraska Facilities Corp., Revenue Series A, 4.00%, 7/15/2024	2,500,000	2,747,250

		7,230,523

NEVADA — 0.9%
Clark County, NV, General Obligation:
3.00%, 11/1/2029	105,000	104,794
3.00%, 7/1/2035	200,000	186,634
5.00%, 7/1/2021	675,000	741,191
5.00%, 6/1/2022	300,000	335,244
5.00%, 7/1/2024	105,000	121,003
5.00%, 6/1/2026	100,000	118,593
5.00%, 6/1/2030	5,000,000	5,905,400
5.00%, 11/1/2032	1,000,000	1,134,160
5.00%, 7/1/2036	125,000	143,416
Series A, 5.00%, 11/1/2022	290,000	326,653
Series A, 5.00%, 11/1/2023	180,000	206,316
Series A, 5.00%, 11/1/2024	110,000	127,741
Series A, 5.00%, 11/1/2026	420,000	494,680
Series B, 4.00%, 11/1/2031	500,000	541,100
Series B, 4.00%, 11/1/2032	250,000	268,975
Series B, 5.00%, 11/1/2023	100,000	114,620
Series B, 5.00%, 11/1/2024	135,000	156,773
Series B, 5.00%, 11/1/2026	180,000	213,781
Clark County, School District, General Obligation Series A, 5.00%, 6/15/2024	100,000	113,657
Clark County, Water Reclamation District, General Obligation:
5.00%, 7/1/2023	130,000	148,209
5.00%, 7/1/2025	250,000	293,340
5.00%, 7/1/2026	200,000	237,692
5.00%, 7/1/2027	160,000	188,974
Las Vegas Valley, NV, Water District, General Obligation:
5.00%, 6/1/2039	3,100,000	3,479,657
Series A, 5.00%, 6/1/2027	140,000	165,802
Series A, 5.00%, 6/1/2031	125,000	145,430
Series A, 5.00%, 6/1/2037	200,000	229,068
Series A, 5.00%, 6/1/2041	2,665,000	3,027,520
Los Angeles, NV, General Obligation Series C, 4.00%, 9/1/2037	140,000	145,978
Nevada, State Highway Improvement Revenue:
5.00%, 12/1/2021	100,000	110,836
5.00%, 12/1/2022	295,000	333,070
5.00%, 12/1/2026	225,000	267,017
5.00%, 12/1/2028	510,000	600,698

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Truckee Meadows, NV, Water Authority Revenue:
5.00%, 7/1/2021	$125,000	$137,216
5.00%, 7/1/2033	650,000	752,524
5.00%, 7/1/2034	145,000	167,410
5.00%, 7/1/2037	500,000	573,325

		22,358,497

NEW HAMPSHIRE — 0.0% (c)
New Hampshire Municipal Bond Bank, Revenue Series D, 4.00%, 8/15/2039	650,000	683,007

NEW JERSEY — 0.4%
Bergen County, NJ, General Obligation:
4.00%, 10/15/2023	100,000	109,493
5.00%, 10/15/2022	145,000	163,560
Hudson County, NJ, Improvement Authority Revenue 5.00%, 5/1/2041	495,000	560,226
New Brunswick, NJ, Parking Authority Revenue:
Series A, 5.00%, 9/1/2032	120,000	137,530
Series A, 5.00%, 9/1/2036	355,000	402,346
New Jersey, Environmental Infrastructure Trust Revenue:
Series A, 4.00%, 9/1/2022	15,000	15,147
Series A, 4.00%, 9/1/2027	90,000	90,880
New Jersey, State Economic Development Authority Lease Revenue 5.00%, 6/15/2046	715,000	787,687
New Jersey, State Educational Facilities Authority Revenue:
Series A, 4.00%, 7/1/2027	110,000	120,481
Series A, 5.00%, 7/1/2024	540,000	629,807
Series A, 5.00%, 7/1/2026	400,000	463,228
Series B, 4.00%, 7/1/2035	760,000	824,767
Series B, 5.00%, 7/1/2020	250,000	268,258
Series B, 5.00%, 7/1/2030	2,615,000	3,149,140
Series B, 5.00%, 7/1/2031	1,030,000	1,235,681
Series D, 4.00%, 7/1/2045	220,000	231,728
Rutgers, NJ, University Revenue:
Series J, 5.00%, 5/1/2023	345,000	391,344
Series J, 5.00%, 5/1/2025	195,000	220,093
Series J, 5.00%, 5/1/2032	1,110,000	1,233,143
Series L, 5.00%, 5/1/2043	215,000	236,171

		11,270,710

NEW MEXICO — 0.3%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2021	140,000	153,821

Security Description	Principal Amount	Value

5.00%, 7/1/2022	$555,000	$621,694
Series A, 5.00%, 7/1/2020	120,000	128,599
Series A, 5.00%, 7/1/2023	125,000	142,375
Series B, 5.00%, 7/1/2023	165,000	187,498
Albuquerque, NM, Municipal School District No. 12, General Obligation:
5.00%, 8/1/2024	210,000	242,939
5.00%, 8/1/2025	230,000	269,620
5.00%, 8/1/2027	100,000	118,439
Series B, 5.00%, 8/1/2020	115,000	123,486
New Mexico, State General Obligation:
5.00%, 3/1/2022	1,230,000	1,368,129
5.00%, 3/1/2024	230,000	265,234
Series A, 5.00%, 3/1/2021	115,000	125,287
Series A, 5.00%, 3/1/2022	100,000	111,350
New Mexico, State Severance Tax Permanent Fund Series B, 4.00%, 7/1/2022	295,000	318,264
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2018	200,000	201,720
Series A, 5.00%, 7/1/2020	460,000	485,362
Series A, 5.00%, 7/1/2021	140,000	153,588
Series A, 5.00%, 7/1/2022	170,000	177,047
Series A, 5.00%, 7/1/2023	345,000	392,955
Series A, 5.00%, 7/1/2025	550,000	644,550
Series B, 4.00%, 7/1/2020	240,000	251,882
Series B, 4.00%, 7/1/2024	700,000	766,269
University of New Mexico, Revenue:
Series A, 2.25%, 6/1/2027	455,000	434,184
Series A, 4.00%, 6/1/2046	190,000	198,058

		7,882,350

NEW YORK — 18.8%
Battery Park City, NY, Authority Revenue:
Series A, 5.00%, 11/1/2024	290,000	334,703
Series A, 5.00%, 11/1/2028	120,000	137,748
Brookhaven, NY, General Obligation:
5.00%, 5/1/2026	120,000	140,366
Series A, 3.00%, 2/1/2023	100,000	104,532
Series A, 3.00%, 2/1/2025	250,000	260,158
Dutchess County, NY, Local Development Corp. Revenue Series A, 5.00%, 1/1/2049	2,020,000	2,176,005
Erie County, NY, Industrial Development Agency Revenue Series A, 5.00%, 5/1/2027	220,000	259,246
Metropolitan New York, NY, Transportation Authority Revenue:
5.00%, 11/15/2047	100,000	114,974
Series A, 4.00%, 11/15/2026 .	130,000	145,457

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.00%, 11/15/2026	$100,000	$112,413
Series A, 5.00%, 11/15/2045	230,000	254,766
Series B, 5.00%, 11/15/2020	100,000	108,035
Series B, 5.00%, 11/15/2022	215,000	241,688
Series B, 5.00%, 11/15/2025	165,000	193,194
Series B, 5.00%, 11/15/2026	610,000	717,201
Series B, 5.00%, 11/15/2027	390,000	466,795
Series B, 5.00%, 11/15/2034	2,485,000	2,908,767
Series B, 5.25%, 11/15/2037	120,000	136,780
Series B-1, 5.00%, 11/15/2036	350,000	402,794
Series B2, 4.00%, 11/15/2033	330,000	351,978
Series B2, 4.00%, 11/15/2034	230,000	244,534
Series B2, 5.00%, 11/15/2025	2,520,000	3,008,376
Series B2, 5.00%, 11/15/2026	5,010,000	5,983,944
Series C, 5.00%, 11/15/2022	115,000	129,614
Series C, 5.00%, 11/15/2035	260,000	291,819
Series C-1, 5.00%, 11/15/2031	3,400,000	3,986,228
Series C-2, Zero Coupon, 11/15/2032	5,710,000	3,448,497
Series C-2, Zero Coupon, 11/15/2033	8,500,000	4,913,935
Series D, 4.00%, 11/15/2046	1,000,000	1,024,240
Series D, 5.00%, 11/15/2033	5,000,000	5,800,550
Series D, 5.00%, 11/15/2043	110,000	122,373
Series D-1, 5.25%, 11/15/2044	400,000	457,764
Series E, 5.00%, 11/15/2020	110,000	118,839
Series E, 5.00%, 11/15/2022	100,000	112,413
Series F, 5.00%, 11/15/2034	100,000	113,379
Series F, 5.00%, 11/15/2036	785,000	886,610
Metropolitan Transportation Authority Revenue Series C, 5.00%, 11/15/2019	125,000	131,569
Monroe County, NY, Industrial Development Corp., Revenue:
Series A, 3.88%, 7/1/2042	200,000	202,868
Series A, 5.00%, 7/1/2030	205,000	242,050
Series A, 5.00%, 7/1/2031	225,000	257,717
Series A, 5.00%, 7/1/2043	195,000	223,355
Series C, 5.00%, 7/1/2028	600,000	714,912
Nassau County, NY, Sewer & Storm Water Finance Authority Revenue Series A, 5.00%, 10/1/2028	3,570,000	4,120,458
New York & New Jersey, Port Authority Revenue:
3.25%, 12/15/2030	105,000	105,643
4.00%, 12/15/2036	3,770,000	3,964,268
4.00%, 12/15/2038	100,000	104,120
4.00%, 6/15/2044	180,000	186,086
5.00%, 9/1/2031	180,000	205,583

Security Description	Principal Amount	Value

5.00%, 9/1/2033	$230,000	$261,961
5.00%, 9/1/2034	195,000	221,606
5.00%, 10/15/2034	100,000	114,848
5.00%, 9/1/2036	940,000	1,063,516
5.00%, 9/1/2039	1,765,000	1,991,397
5.00%, 10/15/2041	2,955,000	3,357,235
5.00%, 11/15/2047	100,000	115,422
Series 179, 5.00%, 12/1/2038	1,455,000	1,637,675
Series 179, 5.00%, 12/1/2043	1,110,000	1,244,388
Series 189, 5.00%, 5/1/2045	4,055,000	4,563,091
Series 190, 5.00%, 5/1/2031	975,000	1,036,483
Series 190, 5.00%, 5/1/2032	1,075,000	1,141,886
Series 190, 5.00%, 5/1/2035	1,375,000	1,458,806
Series 198, 5.00%, 11/15/2036	145,000	167,347
Series 198, 5.00%, 11/15/2041	145,000	166,160
Series 205, 5.00%, 11/15/2032	5,510,000	6,520,534
Series 205, 5.00%, 11/15/2035	160,000	187,138
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.00%, 6/15/2046	1,765,000	1,977,418
Series A, 3.00%, 6/15/2036	470,000	447,703
Series AA, 3.00%, 6/15/2046	385,000	353,911
Series AA, 4.00%, 6/15/2044	4,310,000	4,470,375
Series AA, 4.00%, 6/15/2046	1,000,000	1,034,900
Series BB, 4.63%, 6/15/2046	3,250,000	3,473,307
Series BB, 5.00%, 6/15/2046	3,490,000	3,846,573
Series BB-2, 5.00%, 6/15/2028	115,000	137,554
Series BB-2, 5.00%, 6/15/2031	500,000	591,770
Series BB-2, 5.00%, 6/15/2032	310,000	364,141
Series CC, 4.00%, 6/15/2045	650,000	673,822
Series CC, 5.00%, 6/15/2023	215,000	238,536
Series CC, 5.00%, 6/15/2047	405,000	446,172
Series CC1, 4.00%, 6/15/2033	1,250,000	1,326,350
Series CC-1, 4.00%, 6/15/2037	250,000	262,360
Series CC-1, 5.00%, 6/15/2047	2,100,000	2,339,694
Series DD, 5.00%, 6/15/2025	140,000	162,775
Series DD, 5.00%, 6/15/2035	1,740,000	1,936,446
Series DD, 5.00%, 6/15/2036	1,105,000	1,245,788
Series DD, 5.00%, 6/15/2038	240,000	265,867
Series DD, 5.00%, 6/15/2039	1,230,000	1,382,237
Series DD, 5.25%, 6/15/2047	265,000	308,582
Series EE, 5.00%, 6/15/2036	440,000	496,060
Series EE, 5.00%, 6/15/2045	4,545,000	5,080,128
Series EE, 5.00%, 6/15/2047	935,000	1,030,052

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series FF, 5.00%, 6/15/2028 .	$195,000	$226,097
Series FF, 5.00%, 6/15/2029	1,710,000	1,798,510
Series FF, 5.00%, 6/15/2031	825,000	948,370
Series GG, 5.00%, 6/15/2037	190,000	215,751
Series GG, 5.00%, 6/15/2039	315,000	356,382
Series HH, 5.00%, 6/15/2037	3,850,000	4,371,790
Series HH, 5.00%, 6/15/2039	115,000	130,108
New York, NY, City Transitional Finance Authority Building Aid Revenue: Series S1, 4.00%, 7/15/2036	725,000	757,531
Series S1, 4.00%, 7/15/2040	1,760,000	1,820,650
Series S1, 5.00%, 7/15/2022	145,000	163,021
Series S1, 5.00%, 7/15/2043	1,885,000	2,123,961
Series S-1, 5.00%, 7/15/2022	100,000	112,428
Series S-1, 5.00%, 7/15/2040	935,000	1,044,704
Series S-1, 5.00%, 7/15/2043	920,000	1,024,963
Series S-2, 4.00%, 7/15/2044	305,000	315,114
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
4.00%, 5/1/2019	545,000	559,034
5.00%, 5/1/2019	190,000	196,914
5.00%, 11/1/2022	150,000	169,169
5.00%, 2/1/2034	155,000	175,024
5.00%, 5/1/2034	250,000	286,977
5.00%, 5/1/2035	125,000	143,103
5.00%, 5/1/2036	245,000	279,912
5.00%, 5/1/2040	3,285,000	3,730,413
5.00%, 11/1/2042	125,000	140,068
Series A-1, 4.00%, 8/1/2039	270,000	283,697
Series A-1, 5.00%, 11/1/2018	100,000	101,993
Series A-1, 5.00%, 8/1/2021	175,000	192,588
Series A-1, 5.00%, 8/1/2027	240,000	277,929
Series A-1, 5.00%, 8/1/2029	520,000	597,445
Series A-1, 5.00%, 8/1/2030	750,000	863,962
Series A-1, 5.00%, 8/1/2031	150,000	170,781
Series A-1, 5.00%, 8/1/2032	840,000	954,794
Series A-1, 5.00%, 8/1/2034	225,000	256,140
Series A-1, 5.00%, 11/1/2034	125,000	140,826
Series A-1, 5.00%, 8/1/2035	975,000	1,107,190
Series A-1, 5.00%, 11/1/2035	455,000	512,102
Series A-1, 5.00%, 11/1/2038	4,000,000	4,488,760
Series A-2, 5.00%, 8/1/2033	1,000,000	1,170,510
Series A-2, 5.00%, 8/1/2036	140,000	162,382
Series B1, 5.00%, 11/1/2029	185,000	214,528
Series B1, 5.00%, 11/1/2034	270,000	304,749
Series B1, 5.00%, 11/1/2037	435,000	490,206
Series B-1, 4.00%, 8/1/2035	115,000	120,942
Series B-1, 4.00%, 8/1/2037	860,000	896,216

Security Description	Principal Amount	Value

Series B-1, 5.00%, 8/1/2029	1,550,000	$1,799,321
Series B-1, 5.00%, 8/1/2030	$295,000	344,330
Series B-1, 5.00%, 8/1/2031	175,000	199,353
Series B-1, 5.00%, 8/1/2032	1,225,000	1,392,408
Series B-1, 5.00%, 8/1/2034	3,970,000	4,516,893
Series B-1, 5.00%, 8/1/2035	515,000	583,459
Series B-1, 5.00%, 11/1/2035	150,000	170,960
Series B-1, 5.00%, 8/1/2036	520,000	588,796
Series B-1, 5.00%, 8/1/2039	4,455,000	5,027,824
Series B-1, 5.00%, 8/1/2040	3,800,000	4,329,188
Series B-1, 5.00%, 8/1/2042	3,105,000	3,473,657
Series B-1, 5.00%, 8/1/2045	100,000	114,760
Series C, 3.50%, 11/1/2034	100,000	100,540
Series C, 5.00%, 11/1/2022	100,000	112,779
Series C, 5.00%, 11/1/2024	150,000	174,326
Series C, 5.00%, 11/1/2025	245,000	287,846
Series C, 5.00%, 11/1/2026	120,000	139,517
Series C, 5.00%, 11/1/2027	150,000	173,553
Series D1, 5.00%, 2/1/2036	1,745,000	1,959,024
Series D1, 5.00%, 2/1/2037	150,000	168,311
Series E-1, 4.00%, 2/1/2041	110,000	113,581
Series E-1, 5.00%, 2/1/2030	3,670,000	4,270,100
Series E-1, 5.00%, 2/1/2040	1,520,000	1,720,427
Series E-1, 5.00%, 2/1/2041	680,000	759,812
Series F-1, 4.00%, 2/1/2040	145,000	150,804
Series F-1, 5.00%, 2/1/2026	150,000	168,255
Series F-1, 5.00%, 2/1/2029	555,000	619,585
Series F-1, 5.00%, 2/1/2030	1,020,000	1,137,718
Series F-1, 5.00%, 2/1/2031	530,000	590,399
Series F-1, 5.00%, 5/1/2032	5,500,000	6,439,840
Series F-1, 5.00%, 2/1/2034	1,450,000	1,610,355
Series F-1, 5.00%, 2/1/2036	525,000	581,301
Series F-1, 5.00%, 5/1/2036	3,500,000	4,046,560
Series F-1, 5.00%, 5/1/2039	115,000	132,268
Series F-3, 3.00%, 2/1/2035	2,775,000	2,678,541
Series I, 4.00%, 5/1/2043	135,000	140,408
Series I, 5.00%, 5/1/2021	100,000	109,381
Series I, 5.00%, 5/1/2024	135,000	152,788
Series I, 5.00%, 5/1/2026	140,000	157,872
Series I, 5.00%, 5/1/2029	145,000	162,697
Series I, 5.00%, 5/1/2030	460,000	515,678
Series I, 5.00%, 5/1/2031	255,000	285,478
Series I, 5.00%, 5/1/2033	300,000	334,944
Series I, 5.00%, 5/1/2034	270,000	301,315
Series I, 5.00%, 5/1/2038	3,695,000	4,108,655
Series I, 5.00%, 5/1/2042	1,055,000	1,171,514
New York, NY, General Obligation:
Series 1-I, 4.00%, 3/1/2039	570,000	592,190
Series 1-I, 5.00%, 3/1/2027	1,560,000	1,774,874
Series 1-I, 5.00%, 3/1/2030	975,000	1,101,857
Series A, 5.00%, 8/1/2020	250,000	268,210
Series A, 5.00%, 8/1/2024	3,500,000	4,044,495
Series A, 5.00%, 8/1/2026	125,000	145,984
Series A1, 5.00%, 8/1/2035	500,000	556,690
Series B, 5.00%, 8/1/2021	1,555,000	1,708,634

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series B, 5.00%, 8/1/2022	$200,000	$223,956
Series B, 5.00%, 8/1/2025	150,000	172,860
Series B, 5.00%, 12/1/2031	160,000	186,632
Series B-1, 5.00%, 10/1/2036	400,000	463,880
Series B-1, 5.00%, 10/1/2037	4,730,000	5,472,705
Series B-1, 5.00%, 12/1/2037	500,000	573,290
Series B-1, 5.00%, 10/1/2038	300,000	346,839
Series C, 5.00%, 8/1/2019	500,000	521,765
Series C, 5.00%, 8/1/2020	125,000	134,105
Series C, 5.00%, 4/15/2023	1,390,000	1,586,574
Series C, 5.00%, 8/1/2025	425,000	495,648
Series C, 5.00%, 8/1/2028	1,460,000	1,727,526
Series C, 5.00%, 8/1/2031	1,500,000	1,774,680
Series C, 5.00%, 8/1/2034	1,500,000	1,699,755
Series D, 5.00%, 8/1/2023	105,000	118,599
Series D-1, 5.00%, 8/1/2027	845,000	956,946
Series D-1, 5.00%, 8/1/2029	3,175,000	3,580,352
Series D-1, 5.00%, 8/1/2033	250,000	280,457
Series E, 5.00%, 8/1/2018	240,000	242,681
Series E, 5.00%, 8/1/2020	915,000	981,649
Series E, 5.00%, 8/1/2021	575,000	631,810
Series E, 5.00%, 8/1/2022	260,000	291,143
Series E, 5.00%, 8/1/2025	20,000	22,463
Series E, 5.00%, 8/1/2030	270,000	314,931
Series E-1, 5.00%, 3/1/2040	10,000,000	11,582,600
Series F-1, 5.00%, 6/1/2025	770,000	899,321
Series G, 4.00%, 8/1/2029	100,000	106,908
Series H, 5.00%, 8/1/2020	630,000	675,889
Series H, 5.00%, 8/1/2024	125,000	142,030
Series I, 5.00%, 8/1/2022	215,000	240,753
Series J, 5.00%, 8/1/2019	5,065,000	5,285,479
Series J, 5.00%, 8/1/2020	2,055,000	2,204,686
New York, NY, Housing Development Corp., Revenue Series A, 5.00%, 7/1/2019	105,000	109,260
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, 5.25%, 11/15/2027 .	140,000	169,795
Series A, 5.25%, 11/15/2033	105,000	124,571
Series A, 5.25%, 11/15/2034	215,000	254,351
Series B2, 4.00%, 11/15/2038	235,000	247,063
New York, NY, Sales Tax Asset Receivables Corp., Revenue: Series A, 5.00%, 10/15/2020	245,000	265,154
Series A, 5.00%, 10/15/2021	1,735,000	1,924,219
Series A, 5.00%, 10/15/2025	865,000	1,010,493
Series A, 5.00%, 10/15/2026	4,420,000	5,145,897
Series A, 5.00%, 10/15/2029	565,000	651,490
Series A, 5.00%, 10/15/2030	1,085,000	1,246,144
Series A, 5.00%, 10/15/2031	1,225,000	1,402,968

Security Description	Principal Amount	Value

New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue:
4.00%, 2/1/2023	$1,430,000	$1,555,454
4.00%, 4/1/2030	400,000	439,236
4.00%, 4/1/2031	230,000	251,100
Series A, 5.00%, 8/1/2033	80,000	89,366
New York, State Convention Center Development Corp., Revenue:
4.00%, 11/15/2045	120,000	123,089
5.00%, 11/15/2022	240,000	270,127
5.00%, 11/15/2029	1,500,000	1,730,460
5.00%, 11/15/2033	3,145,000	3,586,432
5.00%, 11/15/2040	1,000,000	1,123,660
5.00%, 11/15/2045	360,000	402,707
New York, State Dormitory Authority Revenue:
Series A, 5.00%, 3/15/2020	150,000	159,365
Series B, 5.00%, 10/1/2021	225,000	249,361
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2045	3,250,000	4,278,755
Series A, 2.50%, 7/1/2041 (a)	500,000	500,380
Series A, 3.00%, 7/1/2029	315,000	315,400
Series A, 4.00%, 7/1/2043	1,000,000	1,042,780
Series A, 5.00%, 3/15/2025	3,250,000	3,808,317
Series A, 5.00%, 10/1/2028 (b)	905,000	1,081,647
Series A, 5.00%, 10/1/2030 (b)	3,040,000	3,599,786
Series A, 5.00%, 7/1/2034	5,040,000	5,910,509
Series A, 5.00%, 7/1/2035	100,000	116,172
Series A-GROUP C, 5.00%, 3/15/2043	300,000	344,499
Series B, 5.00%, 10/1/2030	260,000	307,663
Series B, 5.00%, 3/15/2031	500,000	566,340
Series B-B, 5.00%, 3/15/2029	20,000	23,394
Series B-B, 5.00%, 3/15/2034	275,000	316,222
Series D, 5.00%, 2/15/2019	150,000	154,461
Series E, 5.00%, 3/15/2036	3,195,000	3,630,127
New York, State Dormitory Authority Revenue, State Supported Debt:
Series A, 2.13%, 7/1/2041 (a)	945,000	920,458
Series A, 5.00%, 10/1/2020 (b)	200,000	215,696
Series A, 5.00%, 10/1/2021 (b)	200,000	220,938
Series A, 5.00%, 10/1/2026 (b)	125,000	143,465
Series A, 5.00%, 7/1/2037	290,000	321,056

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.00%, 7/1/2040	$200,000	$231,376
Series A, 5.00%, 10/1/2047	2,300,000	3,049,340
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 3.25%, 2/15/2040	100,000	99,842
Series A, 5.00%, 2/15/2021	250,000	272,103
Series A, 5.00%, 2/15/2022	3,265,000	3,630,223
Series A, 5.00%, 2/15/2025	3,270,000	3,811,937
Series A, 5.00%, 3/15/2026	210,000	244,318
Series A, 5.00%, 2/15/2029	155,000	172,723
Series A, 5.00%, 3/15/2029	1,380,000	1,585,537
Series A, 5.00%, 2/15/2031	1,205,000	1,336,947
Series A, 5.00%, 3/15/2034	195,000	220,736
Series A, 5.00%, 2/15/2036	5,500,000	6,327,530
Series A, 5.00%, 2/15/2043	2,780,000	3,051,050
Series B, 5.00%, 3/15/2027	110,000	125,703
Series B, 5.00%, 3/15/2028	170,000	193,863
Series B, 5.00%, 3/15/2032	275,000	311,000
Series B, 5.00%, 2/15/2039	200,000	224,254
Series B, 5.00%, 2/15/2041	1,430,000	1,600,585
Series B-B, 5.00%, 2/15/2035	160,000	180,459
Series B-B, 5.00%, 2/15/2038	400,000	462,064
Series C, 5.00%, 3/15/2037	105,000	118,068
Series D, 5.00%, 2/15/2020	195,000	206,696
Series D, 5.00%, 2/15/2021	110,000	119,725
Series D, 5.00%, 2/15/2022	2,250,000	2,501,685
Series D, 5.00%, 2/15/2026	200,000	235,970
Series E, 5.00%, 3/15/2021	395,000	430,795
Series E, 5.00%, 3/15/2022	110,000	122,517
Series E, 5.00%, 3/15/2023	180,000	203,875
Series E, 5.00%, 3/15/2024	415,000	477,719
Series E, 5.00%, 3/15/2026	590,000	693,191
Series E, 5.25%, 3/15/2033	2,300,000	2,673,152
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 4.00%, 3/15/2021	125,000	132,829
Series A, 4.00%, 7/1/2034	100,000	106,275
Series A, 4.13%, 3/15/2033	2,120,000	2,255,023
Series A, 5.00%, 3/15/2019	125,000	129,063
Series A, 5.00%, 3/15/2020	1,375,000	1,460,841
Series A, 5.00%, 3/15/2021	290,000	316,457
Series A, 5.00%, 3/15/2023	2,810,000	3,189,772
Series A, 5.00%, 3/15/2024	475,000	544,370
Series A, 5.00%, 3/15/2025	105,000	118,349
Series A, 5.00%, 3/15/2026	1,100,000	1,264,923
Series A, 5.00%, 3/15/2028	3,535,000	3,965,033
Series A, 5.00%, 3/15/2031	160,000	181,134
Series A, 5.00%, 3/15/2032	1,160,000	1,349,016
Series A, 5.00%, 3/15/2036	1,500,000	1,684,935
Series A, 5.00%, 3/15/2037	2,050,000	2,299,157
Series A, 5.00%, 3/15/2043	770,000	848,155
Series A, 5.00%, 3/15/2044	3,155,000	3,521,958
Series A-GROUP B, 5.00%, 3/15/2030	130,000	153,971

Security Description	Principal Amount	Value

Series A-GROUP B, 5.00%, 3/15/2036	$1,000,000	$1,161,060
Series B-B, 5.00%, 3/15/2027	270,000	317,828
Series B-B, 5.00%, 3/15/2033	740,000	853,612
Series C, 5.00%, 3/15/2042	270,000	305,230
New York, State Dormitory Authority, State Personal Income Tax Revenue Series A, 5.00%, 3/15/2022	690,000	768,515
New York, State Environmental Facilities Corp., Revenue:
4.00%, 6/15/2036	450,000	479,110
4.00%, 6/15/2046	3,740,000	3,923,858
5.00%, 3/15/2026	110,000	129,206
5.00%, 6/15/2028	550,000	652,250
5.00%, 6/15/2031	610,000	697,059
5.00%, 6/15/2033	125,000	142,301
5.00%, 6/15/2035	150,000	176,198
5.00%, 11/15/2039	505,000	569,463
5.00%, 6/15/2041	3,930,000	4,509,754
Series A, 5.00%, 6/15/2031	220,000	248,257
Series A, 5.00%, 6/15/2032	485,000	546,537
Series A, 5.00%, 6/15/2040	270,000	311,715
Series B, 4.00%, 8/15/2046	4,150,000	4,357,666
Series B, 5.00%, 11/15/2038	260,000	290,235
Series B, 5.00%, 8/15/2041	1,210,000	1,391,706
Series C, 5.00%, 8/15/2047	990,000	1,146,222
Series D, 5.00%, 9/15/2019	2,500,000	2,623,175
Series D, 5.00%, 9/15/2025	100,000	117,882
Series E, 5.00%, 6/15/2034	5,675,000	6,686,228
New York, State Thruway Authority, Personal Income Tax Revenue Series A, 5.00%, 3/15/2031	100,000	111,867
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2033	160,000	180,006
5.00%, 3/15/2034	1,845,000	2,073,540
5.00%, 3/15/2044	320,000	356,848
Series A, 5.00%, 3/15/2021	1,580,000	1,723,180
Series A, 5.00%, 3/15/2022	110,000	122,517
Series A, 5.00%, 3/15/2023	2,105,000	2,384,207
Series A, 5.00%, 3/15/2024	4,990,000	5,744,138
Series A, 5.00%, 3/15/2025	285,000	332,566
Series A, 5.00%, 3/15/2026	950,000	1,117,897
Series A, 5.00%, 3/15/2027	565,000	664,480
Series A, 5.00%, 3/15/2028	125,000	145,566
Series A, 5.00%, 3/15/2029	380,000	441,123
Series A, 5.00%, 3/15/2030	140,000	162,007
Series A, 5.00%, 3/15/2032	170,000	195,483
Series A, 5.00%, 3/15/2033	3,550,000	4,071,850
Series A, 5.00%, 3/15/2034	745,000	852,354
Series A, 5.00%, 3/15/2039	530,000	601,423
Series A, 5.00%, 3/15/2042	460,000	521,005
Series A-, 5.00%, 3/15/2038	105,000	119,300

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series A-1, 5.00%, 3/15/2020	$120,000	$127,492
Series A-1, 5.00%, 3/15/2029	215,000	240,622
Series C, 5.00%, 3/15/2020	520,000	552,464
Series C, 5.00%, 3/15/2021	225,000	245,390
Series C, 5.00%, 3/15/2023	1,015,000	1,149,630
Series C, 5.00%, 3/15/2027	4,620,000	5,200,297
Series C, 5.00%, 3/15/2029	285,000	318,963
Series C, 5.00%, 3/15/2030	160,000	178,750
Series C, 5.00%, 3/15/2031	8,025,000	9,449,590
Series C, 5.00%, 3/15/2032	230,000	256,160
Series C, 5.00%, 3/15/2033	770,000	856,440
Series D, 5.00%, 3/15/2020	225,000	239,047
Series D, 5.00%, 3/15/2021	3,180,000	3,468,172
Series D, 5.00%, 3/15/2022	1,905,000	2,121,770
Series E, 5.00%, 3/15/2021	130,000	141,781
Series E, 5.00%, 3/15/2030	130,000	145,235
Series E, 5.00%, 3/15/2033	120,000	133,471
Series E, 5.00%, 3/15/2035	125,000	138,664
Oyster Bay, NY, General Obligation:
4.00%, 8/1/2029 (b)	385,000	404,981
4.00%, 8/1/2031 (b)	255,000	268,339
Series A, 5.00%, 6/1/2037	850,000	986,992
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series A, 5.00%, 11/15/2030.	305,000	345,955
Series A, 5.00%, 11/15/2039	250,000	281,162
Series A, 5.00%, 11/15/2040	335,000	379,243
Series A, 5.00%, 11/15/2050	530,000	587,781
Series B, 5.00%, 11/15/2027	125,000	142,401
Series C, 5.00%, 11/15/2033	125,000	139,983
Series C, 5.00%, 11/15/2038	770,000	861,114
Series C-1, 5.00%, 11/15/2025	1,040,000	1,237,538
Series C-1, 5.00%, 11/15/2027	110,000	134,005
Series C-2, 5.00%, 11/15/2042	2,915,000	3,375,045
Utility Debt Securitization Authority Revenue:
4.00%, 12/15/2037	195,000	209,840
5.00%, 12/15/2024	120,000	135,839
5.00%, 12/15/2025	3,410,000	3,910,895
5.00%, 6/15/2027	425,000	499,494
5.00%, 12/15/2032	575,000	669,409
5.00%, 12/15/2036	100,000	115,214
5.00%, 12/15/2037	4,165,000	4,783,128
5.00%, 12/15/2038	200,000	234,174
5.00%, 12/15/2040	300,000	350,712
Series A, 5.00%, 6/15/2025	140,000	159,158
Series A, 5.00%, 12/15/2026	350,000	408,828
Series A, 5.00%, 6/15/2027	120,000	141,034
Series A, 5.00%, 6/15/2028	245,000	291,349
Series A, 5.00%, 12/15/2032	260,000	304,548
Series A, 5.00%, 12/15/2033	500,000	583,265
Series A, 5.00%, 12/15/2034	2,325,000	2,702,905

Security Description	Principal Amount	Value

Series A, 5.00%, 12/15/2035	$1,965,000	$2,278,142
Series B, 5.00%, 12/15/2020	300,000	307,236
Series B, 5.00%, 12/15/2023	130,000	144,526
Series B, 5.00%, 6/15/2024	215,000	241,039
Series B, 5.00%, 12/15/2024	1,050,000	1,188,589
Series B, 5.00%, 12/15/2025	315,000	361,270
Series B, 5.00%, 12/15/2034	3,200,000	3,720,128
Series TE, 5.00%, 12/15/2027	575,000	657,144
Series TE, 5.00%, 12/15/2029	295,000	336,297
Series TE, 5.00%, 12/15/2030	1,575,000	1,792,791
Series TE, 5.00%, 12/15/2031	555,000	629,842
Series TE, 5.00%, 12/15/2033	900,000	1,017,783
Series TE, 5.00%, 12/15/2034	1,620,000	1,829,255
Series TE, 5.00%, 12/15/2041	1,910,000	2,141,645
Westchester, NY, General Obligation Series A, 5.00%, 1/1/2024	1,520,000	1,758,214

		487,582,724

NORTH CAROLINA — 1.2%
Buncombe County, NC, Limited Obligation Revenue:
5.00%, 6/1/2025	1,940,000	2,276,959
5.00%, 6/1/2026	100,000	117,082
Charlotte, NC Series B, 3.00%, 6/1/2022	100,000	100,070
Charlotte, NC, General Obligation 5.00%, 12/1/2021	100,000	111,136
Charlotte, NC, Water & Sewer System Revenue:
5.00%, 7/1/2022	2,185,000	2,455,153
5.00%, 7/1/2028	165,000	193,604
Durham Capital Financing Corp., Revenue 5.00%, 6/1/2038	375,000	416,663
Durham, NC, General Obligation 4.00%, 10/1/2025	1,230,000	1,370,503
Forsyth, NC, General Obligation Series B, 3.00%, 3/1/2032	1,165,000	1,146,709
Guilford County, NC, General Obligation 5.00%, 3/1/2025	1,050,000	1,236,049
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 9/1/2021	160,000	176,808
Series A, 5.00%, 9/1/2023	110,000	126,356
Series B, 5.00%, 12/1/2023	1,500,000	1,731,000

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Mecklenburg County, NC, Public Facilities Corp., Revenue 5.00%, 2/1/2024	$165,000	$190,136
Mecklenburg County, NC, State Revenue Series A, 5.00%, 10/1/2019	250,000	262,350
North Carolina, Capital Facilities Finance Agency Revenue:
4.00%, 1/1/2037	230,000	244,090
4.00%, 1/1/2038	700,000	741,832
Series B, 4.00%, 10/1/2039	245,000	260,979
Series B, 5.00%, 10/1/2040	1,000,000	1,159,550
Series B, 5.00%, 10/1/2041	1,415,000	1,616,935
Series B, 5.00%, 10/1/2055	3,195,000	3,593,640
North Carolina, State General Obligation:
5.00%, 6/1/2020	150,000	160,589
5.00%, 6/1/2021	1,705,000	1,873,539
Series A, 5.00%, 6/1/2020	100,000	107,059
Series A, 5.00%, 6/1/2021	200,000	219,770
Series C, 3.75%, 5/1/2019	125,000	127,845
Series E, 5.00%, 5/1/2019	1,240,000	1,284,714
North Carolina, State Revenue:
Series B, 5.00%, 5/1/2019	310,000	321,148
Series B, 5.00%, 5/1/2025	2,530,000	2,970,169
Series B, 5.00%, 5/1/2027	215,000	258,600
Series C, 5.00%, 5/1/2021	215,000	235,438
Series C, 5.00%, 5/1/2022	730,000	815,644
Series C, 5.00%, 5/1/2025	240,000	276,262
Series C, 5.00%, 5/1/2027	100,000	114,316
Raleigh, NC, Combined Enterprise System Revenue:
Series A, 4.00%, 12/1/2035	225,000	238,354
Series A, 4.00%, 3/1/2041	100,000	105,364
Wake, NC, Limited Obligation Revenue:
Series A, 5.00%, 12/1/2020	190,000	205,827
Series A, 5.00%, 12/1/2035	2,010,000	2,361,448

		31,203,690

NORTH DAKOTA — 0.1%
North Dakota, Public Finance Authority Revenue Series A, 5.00%, 10/1/2030	1,050,000	1,198,344

OHIO — 2.2%
Cincinnati, OH, General Obligation:
Series A, 4.00%, 12/1/2023	150,000	163,542
Series A, 5.00%, 12/1/2018	100,000	102,245
Series A, 5.00%, 12/1/2020	450,000	487,363
Series A, 5.00%, 12/1/2021	125,000	138,405
Cleveland Heights & University Heights, OH, City School District, General Obligation:
4.50%, 12/1/2047	1,705,000	1,810,454
5.00%, 12/1/2039	2,015,000	2,300,405

Security Description	Principal Amount	Value

Cleveland, OH, Municipal School District, General Obligation Series A, 4.25%, 12/1/2049	$700,000	$727,251
Columbus, OH, General Obligation:
Series 1, 5.00%, 2/15/2019	100,000	102,922
Series 1, 5.00%, 7/1/2025	140,000	164,678
Series 2017-1, 4.00%, 4/1/2023	510,000	554,707
Series 2017-1, 5.00%, 4/1/2024	1,000,000	1,157,050
Series A, 3.00%, 8/15/2023	555,000	576,778
Series A, 3.00%, 7/1/2029	1,400,000	1,409,968
Series A, 3.00%, 8/15/2031	350,000	346,563
Series A, 3.10%, 7/1/2030	535,000	538,793
Series A, 3.20%, 7/1/2031	1,600,000	1,611,296
Series A, 5.00%, 8/15/2022	145,000	163,035
Series A, 5.00%, 8/15/2027	160,000	183,429
Columbus, OH, Sewer Revenue:
5.00%, 6/1/2025	155,000	180,809
5.00%, 6/1/2028	1,815,000	2,084,564
Columbus, School District, General Obligation Series A, 5.00%, 12/1/2026	100,000	115,714
Cuyahoga County, OH, General Obligation:
5.00%, 12/1/2027	400,000	471,780
5.00%, 12/1/2028	300,000	352,626
5.00%, 12/1/2037	600,000	686,274
Cuyahoga County, OH, Sales Tax Revenue 5.00%, 12/1/2034	290,000	331,925
Euclid, OH, School District, General Obligation 4.00%, 1/15/2052	100,000	101,602
Franklin County, OH, Convention Facilities Authority Revenue 5.00%, 12/1/2029	125,000	142,742
Franklin County, OH, General Obligation 5.00%, 6/1/2021	1,780,000	1,953,069
Hamilton County, OH, Sewer System Revenue:
Series A, 5.00%, 12/1/2028	1,250,000	1,420,325
Series A, 5.00%, 12/1/2031	285,000	324,894
Series A, 5.00%, 12/1/2038	195,000	218,174
JobsOhio, Beverage System Statewide Liquor Profits Revenue Series A, 5.00%, 1/1/2020	215,000	226,948
Miami, OH, Valley Career Technology Center, General Obligation 5.00%, 12/1/2044	2,000,000	2,289,560

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

North Olmsted City School District, General Obligation Series A, 5.00%, 12/1/2040	$340,000	$391,772
North Royalton City School District, General Obligation 5.00%, 12/1/2047	665,000	750,566
Northeast Ohio, Regional Sewer District Revenue:
3.25%, 11/15/2040	100,000	95,210
4.00%, 11/15/2049	2,610,000	2,675,537
5.00%, 11/15/2039	430,000	485,655
5.00%, 11/15/2043	260,000	295,987
5.00%, 11/15/2044	245,000	275,610
Ohio, State General Obligation:
Series A, 5.00%, 9/15/2021	145,000	159,992
Series A, 5.00%, 9/15/2022	500,000	562,195
Series A, 5.00%, 12/15/2022	1,410,000	1,592,722
Series A, 5.00%, 9/1/2023	150,000	171,394
Series A, 5.00%, 12/15/2023	320,000	367,558
Series A, 5.00%, 9/15/2024	100,000	116,228
Series A, 5.00%, 9/15/2025	340,000	400,989
Series A, 5.00%, 5/1/2027	100,000	111,857
Series A, 5.00%, 9/1/2027	250,000	301,885
Series A, 5.00%, 5/1/2028	215,000	240,493
Series A, 5.00%, 3/15/2031	375,000	424,976
Series A, 5.00%, 3/15/2035	200,000	225,126
Series A, 5.00%, 10/1/2037	2,685,000	3,089,898
Series B, 5.00%, 6/15/2025	165,000	181,289
Series B, 5.00%, 6/15/2027	200,000	224,392
Series B, 5.00%, 9/1/2032	175,000	196,388
Series B, 5.00%, 9/1/2034	170,000	189,941
Series B, 5.00%, 6/15/2035	200,000	220,482
Series C, 5.00%, 12/1/2028	230,000	270,020
Series C, 5.00%, 11/1/2033	400,000	457,796
Series R, 4.00%, 5/1/2018	130,000	130,254
Series R, 5.00%, 5/1/2019	2,175,000	2,253,670
Series R, 5.00%, 5/1/2020	110,000	117,308
Series R, 5.00%, 5/1/2025	100,000	116,031
Series S, 5.00%, 5/1/2029	1,835,000	2,151,060
Series S, 5.00%, 5/1/2030	1,350,000	1,578,231
Series S, 5.00%, 5/1/2031	1,200,000	1,398,132
Series ST, 5.00%, 9/1/2021	115,000	126,759
Series T, 5.00%, 11/1/2028	400,000	476,460
Series T, 5.00%, 5/1/2030	500,000	591,585
Series T, 5.00%, 5/1/2031	250,000	294,690
Ohio, State Infrastructure Project Revenue:
Series 1A, 5.00%, 12/15/2021	100,000	110,683
Series 1A-GARVEE, 5.00%, 12/15/2020	100,000	108,174
Series 1-GARVEE, 4.00%, 12/15/2019	125,000	129,603
Series 2016-1 GARVEE, 5.00%, 12/15/2021	160,000	177,093
Ohio, State Revenue Series C, 5.00%, 12/1/2030	165,000	191,913

Security Description	Principal Amount	Value

Ohio, State Water Development Authority Revenue Series A, 5.00%, 12/1/2019	$850,000	$896,019
Ohio, Turnpike & Infrastructure Commission, Revenue:
Series A, 5.00%, 2/15/2026	940,000	1,106,850
Series A, 5.00%, 2/15/2028	350,000	414,603
Ohio, Water Development Authority Revenue:
Series A, 5.00%, 12/1/2022	100,000	113,285
Series B, 5.00%, 12/1/2031	730,000	860,721
Series B, 5.00%, 12/1/2033	115,000	134,720
Ohio, Water Development Authority Water Pollution Control Loan Fund Revenue:
5.00%, 6/1/2020	100,000	107,015
5.00%, 6/1/2024	1,060,000	1,230,109
Series A, 5.00%, 12/1/2029	105,000	125,610
Series A, 5.00%, 12/1/2030	695,000	828,294
Series A, 5.00%, 12/1/2031	500,000	593,210
Toledo, OH, Water System Revenue 5.00%, 11/15/2031	150,000	167,367
University of Cincinnati, Revenue:
Series C, 5.00%, 6/1/2036	660,000	736,600
Series C, 5.00%, 6/1/2039	600,000	671,556
Upper Arlington, OH, School District, General Obligation Series A, 5.00%, 12/1/2048	1,000,000	1,153,020
Willoughby-Eastlake, OH, School District, General Obligation 4.00%, 12/1/2050	265,000	270,785

		57,277,258

OKLAHOMA — 0.3%
Edmond, OK, Public Work Authority Revenue:
4.00%, 7/1/2047	250,000	259,188
5.00%, 7/1/2047	1,250,000	1,427,687
Oklahoma, Capital Improvement Authority, State Facilities Revenue:
4.00%, 7/1/2034	755,000	799,560
5.00%, 7/1/2027	150,000	175,704
5.00%, 7/1/2029	2,000,000	2,323,440
Series A, 3.00%, 7/1/2024	135,000	139,431
Series A, 5.00%, 7/1/2025	280,000	322,675
Series A, 5.00%, 7/1/2026	1,000,000	1,145,540
Series A, 5.00%, 7/1/2027	175,000	199,925
Series A, 5.00%, 7/1/2028	200,000	228,362
Series A, 5.00%, 7/1/2030	170,000	192,219
Oklahoma, Development Finance Authority Revenue Series D, 3.00%, 6/1/2046	145,000	125,708
Oklahoma, State Turnpike Authority Revenue:

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series A, 4.00%, 1/1/2033	$260,000	$275,993
Series A, 4.00%, 1/1/2047	165,000	170,661
Tulsa County, OK, Industrial Authority Revenue 5.00%, 9/1/2024	110,000	126,899

		7,912,992

OREGON — 1.5%
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	200,000	231,184
Clackamas County, OR, School District No. 12, General Obligation:
5.00%, 6/15/2023	100,000	113,842
5.00%, 6/15/2027	660,000	761,574
Series B, 5.00%, 6/15/2037	1,770,000	2,055,766
Deschutes County, OR, School District, General Obligation 4.00%, 6/15/2021	415,000	442,722
Linn & Benton Counties, OR, School District No. 8J Greater Albany, General Obligation 5.00%, 6/15/2024	3,235,000	3,747,036
Multnomah & Clackamas Counties, School District No 10JT Gresham-Barlow, General Obligation:
Series B, 5.00%, 6/15/2026	1,500,000	1,782,540
Series B, 5.00%, 6/15/2029	135,000	160,746
Oregon, State Department of Administration Services, Lottery Revenue:
Series A, 5.00%, 4/1/2024	135,000	152,991
Series C, 5.00%, 4/1/2022	485,000	541,381
Series C, 5.00%, 4/1/2025	210,000	245,996
Series C, 5.00%, 4/1/2026	510,000	595,629
Oregon, State Department of Authority Services Lottery Revenue Series B, 5.00%, 4/1/2019	100,000	103,401
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A, 5.00%, 11/15/2024	125,000	146,104
Series A, 5.00%, 11/15/2028	650,000	750,230
Series A, 5.00%, 11/15/2031	120,000	137,478
Oregon, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 11/15/2022	225,000	254,410
Series A, 5.00%, 11/15/2023	665,000	764,757
Series A, 5.00%, 11/15/2029	2,715,000	3,126,513
Series A, 5.00%, 11/15/2030	530,000	608,588
Series B, 5.00%, 11/15/2019	125,000	131,734
Series B, 5.00%, 11/15/2020	150,000	162,413

Security Description	Principal Amount	Value

Oregon, State General Obligation:
Series C, 5.00%, 8/1/2041	$1,065,000	$1,225,123
Series F, 5.00%, 5/1/2028	170,000	200,909
Series F, 5.00%, 5/1/2030	130,000	152,598
Series F, 5.00%, 5/1/2035	100,000	115,648
Series F, 5.00%, 5/1/2039	200,000	226,422
Series I, 5.00%, 8/1/2024	75,000	87,243
Series I, 5.00%, 8/1/2029	150,000	180,194
Series L, 5.00%, 8/1/2029	3,545,000	4,258,573
Series L, 5.00%, 8/1/2030	1,250,000	1,495,875
Series N, 5.00%, 8/1/2043	390,000	434,834
Oregon, State Health & Science University Revenue:
Series B, 5.00%, 7/1/2033	350,000	404,373
Series B, 5.00%, 7/1/2035	2,025,000	2,326,745
Series B, 5.00%, 7/1/2036	125,000	143,331
Series B, 5.00%, 7/1/2037	1,685,000	1,925,483
Series B, 5.00%, 7/1/2038	285,000	324,783
Oregon, State Revenue Series C, 5.00%, 12/1/2029	180,000	210,112
Portland Community College District, General Obligation:
5.00%, 6/15/2020	240,000	257,134
5.00%, 6/15/2027	100,000	118,754
5.00%, 6/15/2027 (d)	1,340,000	1,591,223
Portland, OR, Sewer System Revenue:
4.00%, 10/1/2037	100,000	103,759
Series A, 2.50%, 6/15/2033	325,000	289,481
Series A, 5.00%, 8/1/2020	165,000	177,332
Series A, 5.00%, 6/1/2021	810,000	889,024
Series A, 5.00%, 6/1/2024	125,000	145,060
Series B, 5.00%, 6/15/2023	100,000	114,106
Tri-County Metropolitan Transportation District of Oregon Revenue Series A, 5.00%, 9/1/2041	570,000	658,760
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation Series J, 5.00%, 6/15/2026	650,000	771,368
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation:
5.00%, 6/15/2022	145,000	162,187
5.00%, 6/15/2027	120,000	137,647
Series B, Zero Coupon, 6/15/2029	200,000	135,046
Series B, Zero Coupon, 6/15/2032	200,000	117,164
Series B, Zero Coupon, 6/15/2034	830,000	440,166

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Washington County, OR, School District No. 48J Beaverton, General Obligation 5.00%, 6/15/2028	$2,555,000	$2,925,986

		39,763,478

PENNSYLVANIA — 2.0%
Abington, PA, School District Series A, 4.00%, 10/1/2035	535,000	563,526
Bensalem, PA, Township School District, General Obligation 5.00%, 6/1/2028	115,000	130,215
Chester, PA, General Obligation Series A, 4.00%, 7/15/2029	185,000	201,878
Delaware, State Authority Revenue:
Series A, 3.75%, 10/1/2046	120,000	120,547
Series A, 5.00%, 10/1/2042	235,000	267,244
Series A, 5.00%, 10/1/2046	200,000	226,440
Luzerne, PA, General Obligation Series A, 5.00%, 11/15/2029 (b)	300,000	337,314
Neshaminy, PA, School District, General Obligation Series B, 5.00%, 11/1/2034	1,040,000	1,159,642
Pennsylvania Turnpike Commission Revenue:
Series A, 5.00%, 12/1/2028	105,000	122,565
Series A, 5.00%, 12/1/2030	160,000	185,299
Pennsylvania, State College Area School District, General Obligation 5.00%, 3/15/2040	280,000	313,771
Pennsylvania, State General Obligation:
3.00%, 1/1/2031	700,000	674,303
3.00%, 9/15/2033 (b)	500,000	468,700
4.00%, 2/1/2034 (b)	750,000	786,990
4.00%, 9/15/2034	150,000	156,224
5.00%, 2/1/2019	250,000	256,830
5.00%, 3/15/2020	120,000	127,372
5.00%, 9/15/2020	1,000,000	1,070,870
5.00%, 10/15/2020	100,000	107,297
5.00%, 7/1/2021	1,675,000	1,823,773
5.00%, 9/15/2022	2,500,000	2,777,225
5.00%, 3/15/2023	120,000	133,825
5.00%, 4/1/2023	2,515,000	2,807,243
5.00%, 8/15/2023	1,000,000	1,123,190
5.00%, 9/15/2023	100,000	112,445
5.00%, 10/15/2023	265,000	298,305
5.00%, 4/1/2024	1,490,000	1,696,141
5.00%, 7/1/2024	310,000	351,661
5.00%, 8/15/2024	2,500,000	2,840,475
5.00%, 9/15/2024	150,000	170,580
5.00%, 10/15/2024	100,000	113,230
5.00%, 4/1/2025	395,000	449,648
5.00%, 9/15/2025	260,000	298,407
5.00%, 3/15/2026	800,000	911,528

Security Description	Principal Amount	Value

5.00%, 4/1/2026	$560,000	$637,476
5.00%, 10/15/2026	685,000	770,337
5.00%, 2/1/2027	2,000,000	2,289,140
5.00%, 10/15/2029	125,000	139,548
Series REF, 5.00%, 1/15/2020	195,000	206,004
Series REF, 5.00%, 1/15/2022	175,000	192,020
Series REF, 5.00%, 1/15/2025	1,250,000	1,423,737
Series REF, 5.00%, 1/15/2028	2,965,000	3,404,947
Pennsylvania, State Higher Educational Facilities Authority Revenue:
5.00%, 6/15/2025	3,000,000	3,491,280
Series A, 2.50%, 10/1/2045 (a)	1,025,000	1,002,153
Series A, 4.00%, 8/15/2033	190,000	202,367
Series A, 4.00%, 8/15/2034	145,000	153,999
Series A, 4.00%, 8/15/2035	470,000	497,749
Series AQ, 5.00%, 6/15/2020	575,000	612,829
Series AQ, 5.00%, 6/15/2021	150,000	163,682
Series AT-1, 4.00%, 6/15/2034	3,750,000	3,860,925
Series AT-1, 5.00%, 6/15/2024	150,000	172,245
Series AT-1, 5.00%, 6/15/2025	100,000	116,376
Series AT-1, 5.00%, 6/15/2030	100,000	115,145
Series B, 4.00%, 10/1/2038	210,000	220,116
Series B, 5.00%, 10/1/2025	200,000	236,678
Series B, 5.00%, 10/1/2035	1,150,000	1,312,460
Pennsylvania, State University, Revenue:
Series A, 5.00%, 9/1/2042	270,000	312,066
Series A, 5.00%, 9/1/2047	500,000	575,695
Series B, 4.00%, 9/1/2036	490,000	517,954
Series B, 5.00%, 9/1/2019	220,000	230,298
Series B, 5.00%, 9/1/2020	2,440,000	2,625,782
Series B, 5.00%, 9/1/2023	1,385,000	1,584,828
West View, PA, Municipal Authority Water Revenue 4.00%, 11/15/2043	895,000	923,873

		51,176,412

RHODE ISLAND — 0.1%
Rhode Island Health & Educational Building Corp., Revenue:
Series A, 4.00%, 5/15/2028	485,000	519,697
Series A, 5.00%, 5/15/2027	270,000	313,278
Rhode Island, State & Providence Plantations, Consolidated Capital Development, General Obligation Series D, 5.00%, 8/1/2024	250,000	289,053

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Rhode Island, State & Providence Plantations, General Obligation:
Series A, 5.00%, 11/1/2019	$265,000	$278,597
Series B, 5.00%, 8/1/2031	795,000	936,963
Series D, 5.00%, 8/1/2020	115,000	123,350
Rhode Island, State General Obligation Series D, 5.00%, 8/1/2027	250,000	286,045

		2,746,983

SOUTH CAROLINA — 0.3%
Aiken County, SC, Consolidated School District, General Obligation Series A, 5.00%, 3/1/2026	450,000	533,480
Beaufort County, SC, School District, General Obligation Series A, 5.00%, 3/1/2020	1,000,000	1,061,970
Charleston, SC, Educational Excellence Finance Corp. Revenue 5.00%, 12/1/2023	100,000	114,138
Clemson University, SC, Revenue Series B, 4.00%, 5/1/2038	100,000	105,507
Columbia, SC, Waterworks & Sewer System Revenue 5.00%, 2/1/2038	100,000	110,199
Lexington, SC, School District No. 2, General Obligation 3.00%, 3/1/2038	125,000	116,601
Mount Pleasent, SC, Water & Sewer Revenue Series A, 5.00%, 6/1/2046	2,750,000	3,166,185
South Carolina, General Obligation Series A, 4.00%, 4/1/2031	2,585,000	2,862,500

		8,070,580

SOUTH DAKOTA — 0.0% (c)
South Dakota, State Building Authority Revenue Series B, 5.00%, 6/1/2038	500,000	549,475

TENNESSEE — 0.9%
Chattanooga, TN, Electric Revenue Series A, 5.00%, 9/1/2024	390,000	453,691
City of Clarksville, TN, Water Sewer & Gas Revenue 5.00%, 2/1/2041	2,075,000	2,379,672
Knoxville, TN, Wastewater System Revenue Series A, 3.50%, 4/1/2040	100,000	98,789
Memphis, TN, General Obligation:
Series A, 5.00%, 11/1/2023	1,250,000	1,434,162
Series A, 5.00%, 4/1/2026	295,000	343,292

Security Description	Principal Amount	Value

Memphis-Shelby County, TN, Industrial Development Board, Revenue Series B, 5.00%, 11/1/2028	$880,000	$1,032,566
Metropolitan Government Nashville & Davidson County, TN, Electric Revenue:
5.00%, 7/1/2031	150,000	168,791
Series A, 5.00%, 5/15/2042	750,000	868,845
Series A, 5.00%, 7/1/2042	515,000	593,996
Series A, 5.00%, 7/1/2046	250,000	287,480
Series B, 5.00%, 5/15/2024	675,000	782,595
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
4.00%, 7/1/2033	610,000	650,778
5.00%, 7/1/2021	135,000	148,238
5.00%, 1/1/2024	105,000	120,658
5.00%, 1/1/2025	410,000	478,499
5.00%, 1/1/2026	170,000	201,193
Series A, 5.00%, 1/1/2020	100,000	105,646
Series A, 5.00%, 7/1/2024	530,000	614,111
Series C, 5.00%, 7/1/2020	200,000	214,286
Series C, 5.00%, 7/1/2023	115,000	131,108
Series C, 5.00%, 7/1/2027	1,530,000	1,783,062
Shelby, TN, General Obligation Series A, 5.00%, 4/1/2021	200,000	218,392
Sullivan County, TN, General Obligation 4.00%, 5/1/2045	2,170,000	2,250,377
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2022	150,000	168,828
Series A, 5.00%, 8/1/2027	245,000	294,250
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2018	250,000	255,055
5.00%, 11/1/2021	295,000	326,698
5.00%, 11/1/2026	250,000	289,330
5.00%, 11/1/2027	140,000	169,777
Series A, 5.00%, 11/1/2029	805,000	968,608
Series A, 5.00%, 11/1/2034	3,330,000	3,941,654
Series A, 5.00%, 11/1/2035	510,000	601,800
Series A, 5.00%, 11/1/2037	435,000	510,111
Series B, 5.00%, 11/1/2045	530,000	605,604

		23,491,942

TEXAS — 12.2%
Alamo, TX, Community College District, General Obligation:
5.00%, 8/15/2027	535,000	644,076
5.00%, 8/15/2028	640,000	766,355
5.00%, 8/15/2038	1,000,000	1,163,110
Alamo, TX, Regional Mobility Authority Revenue:

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 6/15/2039	$800,000	$894,096
5.00%, 6/15/2041	1,180,000	1,317,175
Aldine, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (b)	255,000	277,172
5.00%, 2/15/2022 (b)	2,865,000	3,179,835
5.00%, 2/15/2023 (b)	100,000	113,001
5.00%, 2/15/2024 (b)	220,000	252,811
5.00%, 2/15/2026 (b)	150,000	174,138
5.00%, 2/15/2029 (b)	300,000	345,612
Allen, TX, Independent School District, General Obligation:
4.00%, 2/15/2034 (b)	185,000	197,338
5.00%, 2/15/2027 (b)	285,000	336,035
Alvin, TX, Independent School District, General Obligation:
Series A, 4.00%, 2/15/2039 (b)	255,000	266,911
Series A, 5.00%, 2/15/2030 (b)	145,000	168,713
Series C, 5.00%, 2/15/2025 (b)	750,000	860,077
Series C, 5.00%, 2/15/2028 (b)	3,000,000	3,410,310
Arlington, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2026 (b)	925,000	1,041,615
Austin, TX, Community College District, General Obligation 5.00%, 8/1/2035	550,000	626,510
Austin, TX, Electric Utility System Revenue:
5.00%, 11/15/2033	250,000	289,560
Series A, 5.00%, 11/15/2021	100,000	110,599
Austin, TX, General Obligation:
5.00%, 9/1/2020	3,400,000	3,656,360
5.00%, 9/1/2021	115,000	126,720
5.00%, 9/1/2022	300,000	337,002
5.00%, 9/1/2023	1,000,000	1,142,090
5.00%, 9/1/2034	415,000	471,884
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2028 (b)	1,000,000	1,180,280
Series B, 5.00%, 8/1/2031 (b)	125,000	145,801
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2031	240,000	275,423
5.00%, 11/15/2033	115,000	129,060
5.00%, 11/15/2034	375,000	419,730
5.00%, 11/15/2039	2,565,000	2,849,664
Series A, 5.00%, 5/15/2021	145,000	158,768
Series A, 5.00%, 5/15/2022	250,000	279,388
Bexar County, TX, General Obligation: 4.00%, 6/15/2031	300,000	319,686

Security Description	Principal Amount	Value

4.00%, 6/15/2034	$750,000	$789,270
5.00%, 6/15/2027	355,000	414,661
Series B, 5.00%, 6/15/2028	100,000	113,737
Bexar County, TX, Hospital District, General Obligation:
5.00%, 2/15/2021	250,000	270,715
5.00%, 2/15/2023	125,000	139,963
5.00%, 2/15/2026	140,000	162,788
5.00%, 2/15/2027	165,000	190,464
Birdville, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2030 (b)	150,000	173,625
Cleburne, TX, Independent School District, General Obligation 5.00%, 2/15/2041 (b)	955,000	1,089,359
Clint, TX, Independent School District, General Obligation 5.00%, 8/15/2045 (b)	250,000	281,938
Collin County, TX, Community College District, General Obligation 4.00%, 8/15/2020	1,140,000	1,198,915
Comal, TX, Independent School District, General Obligation Series B, 5.00%, 2/1/2024 (b)	185,000	212,419
Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (b)	320,000	372,374
5.00%, 2/15/2033 (b)	745,000	881,193
Series A, 5.00%, 2/15/2025 (b)	185,000	215,279
Series A, 5.00%, 2/15/2027 (b)	45,000	48,939
Crowley, Independent School District, General Obligation:
Series B, 4.00%, 8/1/2037 (b)	140,000	147,916
Series B, 5.00%, 8/1/2036 (b)	100,000	114,266
Cypress-Fairbanks, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (b)	235,000	246,642
4.00%, 2/15/2041 (b)	100,000	104,108
5.00%, 2/15/2020 (b)	1,530,000	1,622,351
5.00%, 2/15/2021 (b)	310,000	337,134
5.00%, 2/15/2028 (b)	435,000	505,300
Series B1, VRN, 3.00%, 2/15/2036 (a) (b)	170,000	172,671
Series C, 5.00%, 2/15/2023 (b)	450,000	508,725
Series C, 5.00%, 2/15/2024 (b)	120,000	137,968

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series C, 5.00%, 2/15/2028 (b)	$120,000	$136,132
Series C, 5.00%, 2/15/2044 (b)	1,445,000	1,601,811
Dallas County, TX, General Obligation 5.00%, 8/15/2025	100,000	117,457
Dallas, TX, Area Rapid Transit Revenue Series A, 5.00%, 12/1/2020	175,000	189,389
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, 5.00%, 12/1/2021	230,000	254,750
Series A, 5.00%, 12/1/2026	585,000	676,149
Series A, 5.00%, 12/1/2028	275,000	319,533
Series A, 5.00%, 12/1/2030	105,000	121,216
Series A, 5.00%, 12/1/2033	100,000	113,737
Series A, 5.00%, 12/1/2034	175,000	199,432
Series A, 5.00%, 12/1/2035	200,000	227,336
Series A, 5.00%, 12/1/2036	215,000	243,756
Series A, 5.00%, 12/1/2041	1,025,000	1,154,621
Series A, 5.00%, 12/1/2046	2,200,000	2,470,248
Dallas, TX, General Obligation:
5.00%, 2/15/2021	110,000	118,828
5.00%, 2/15/2022	4,850,000	5,339,268
5.00%, 2/15/2024	1,610,000	1,827,382
5.00%, 2/15/2025	580,000	664,803
5.00%, 2/15/2026	1,000,000	1,133,850
5.00%, 2/15/2027	950,000	1,071,087
5.00%, 2/15/2029	705,000	798,899
5.00%, 2/15/2030	250,000	282,467
Series A, 4.00%, 2/15/2032	4,290,000	4,577,473
Dallas, TX, Independent School District, General Obligation:
1.50%, 2/15/2034 (a)	250,000	249,878
4.00%, 2/15/2032 (b)	160,000	171,190
5.00%, 8/15/2020 (b)	110,000	118,197
Series A, 4.00%, 2/15/2030 (b)	2,965,000	3,193,483
Series A, 4.00%, 2/15/2031 (b)	255,000	273,824
Series A, 5.00%, 8/15/2021 (b)	355,000	390,961
Series A, 5.00%, 8/15/2024 (b)	170,000	197,144
Series A, 5.00%, 2/15/2026 (b)	1,045,000	1,212,440
Series A, 5.00%, 8/15/2032 (b)	1,000,000	1,141,850
Series B-5, 5.00%, 2/15/2036 (a) (b)	700,000	758,408
Dallas, TX, Waterworks & Sewer System Revenue:
Series A, 5.00%, 10/1/2019	100,000	104,971
Series A, 5.00%, 10/1/2027	100,000	116,766
Series A, 5.00%, 10/1/2029	100,000	117,520
Series A, 5.00%, 10/1/2033	395,000	458,346

Security Description	Principal Amount	Value

Denton, TX, General Obligation:
4.00%, 2/15/2039	$360,000	$374,911
4.00%, 2/15/2045	345,000	357,786
Denton, TX, Independent School District, General Obligation:
5.00%, 8/15/2025 (b)	250,000	291,950
5.00%, 8/15/2028 (b)	175,000	202,442
Dripping Springs, TX, Independent School District, General Obligation:
5.00%, 2/15/2026 (b)	270,000	311,229
5.00%, 2/15/2027 (b)	155,000	178,669
El Paso, TX, General Obligation:
4.00%, 8/15/2042	190,000	198,094
5.00%, 8/15/2023	1,000,000	1,133,930
El Paso, TX, Water & Sewer Revenue:
4.00%, 3/1/2019	190,000	194,193
5.00%, 3/1/2026	135,000	153,914
Fort Bend County, TX, General Obligation:
Series B, 4.00%, 3/1/2029	150,000	162,803
Series B, 5.00%, 3/1/2028	520,000	608,707
Series C-GREEN BOND, 1.35%, 8/1/2042 (a) (b)	200,000	197,012
Fort Worth, TX, Independent School District, General Obligation:
4.00%, 2/15/2035 (b)	4,000,000	4,187,280
5.00%, 2/15/2019 (b)	200,000	205,896
5.00%, 2/15/2020 (b)	100,000	106,036
5.00%, 2/15/2021 (b)	355,000	385,658
5.00%, 2/15/2022 (b)	625,000	693,187
5.00%, 2/15/2025 (b)	125,000	145,716
Fort Worth, TX, Water & Sewer System Revenue:
5.00%, 2/15/2028	100,000	113,911
5.00%, 2/15/2029	740,000	839,915
Series A, 5.00%, 2/15/2023	3,610,000	4,081,105
Series A, 5.00%, 2/15/2027	125,000	144,601
Frisco, TX, General Obligation:
5.00%, 2/15/2024	125,000	143,199
Series A, 5.00%, 2/15/2021	130,000	141,189
Series A, 5.00%, 2/15/2024	150,000	171,839
Series A, 5.00%, 2/15/2026	195,000	225,978
Garland, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (b)	220,000	253,598
5.00%, 2/15/2030 (b)	260,000	298,649
Grand Parkway, Transportation Corp. Revenue:
Series B, 5.00%, 4/1/2053	785,000	859,818
Series B, 5.25%, 10/1/2051	390,000	432,479
Series B, 5.85%, 10/1/2047	735,000	678,317

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Grand Prairie, TX, Independent School District, General Obligation 4.00%, 8/15/2030 (b)	$100,000	$108,124
Harris County, TX, Flood Control District Revenue:
5.00%, 10/1/2029	530,000	631,983
5.00%, 10/1/2030	1,000,000	1,188,730
Series A, 5.00%, 10/1/2032	440,000	520,617
Series A, 5.00%, 10/1/2033	250,000	294,890
Series A, 5.00%, 10/1/2034	500,000	587,960
Harris County, TX, Flood Control District, General Obligation Series A, 5.00%, 10/1/2027	915,000	1,078,666
Harris County, TX, General Obligation:
5.00%, 8/15/2022	100,000	112,126
5.00%, 8/15/2026	160,000	179,118
5.00%, 8/15/2034	145,000	165,786
Series A, 5.00%, 10/1/2025	1,210,000	1,424,336
Series A, 5.00%, 8/15/2026	160,000	189,893
Series A, 5.00%, 8/15/2027	175,000	206,537
Series A, 5.00%, 10/1/2027	455,000	532,300
Series A, 5.00%, 10/1/2029	2,765,000	3,214,230
Series A, 5.00%, 10/1/2031	445,000	511,594
Series A, 5.00%, 10/1/2035	155,000	178,135
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2020	115,000	124,107
5.00%, 11/1/2026	150,000	174,987
5.00%, 11/1/2027	130,000	151,655
Series A, 5.00%, 11/1/2024	245,000	284,514
Series A, 5.00%, 11/1/2026	305,000	361,980
Series A, 5.00%, 11/1/2028	170,000	199,757
Series B, 5.00%, 11/1/2024	225,000	261,288
Harris County, TX, Revenue:
5.00%, 8/15/2025	225,000	264,112
5.00%, 8/15/2028	175,000	203,114
5.00%, 8/15/2033	160,000	183,394
Series A, 5.00%, 8/15/2022	760,000	852,834
Series A, 5.00%, 8/15/2024	325,000	376,477
Series A, 5.00%, 8/15/2035	490,000	563,583
Series A, 5.00%, 8/15/2036	215,000	246,773
Series A, 5.00%, 8/15/2047	1,370,000	1,555,087
Harris County, TX, Toll Road Authority Revenue Series A, 5.00%, 8/15/2032	1,550,000	1,831,883
Houston, TX, Community College, General Obligation:
5.00%, 2/15/2030	100,000	112,214
5.00%, 2/15/2032	520,000	582,244
5.00%, 2/15/2034	450,000	502,767
Houston, TX, General Obligation:
Series A, 4.00%, 3/1/2036	395,000	416,922

Security Description	Principal Amount	Value

Series A, 5.00%, 3/1/2019	$170,000	$175,080
Series A, 5.00%, 3/1/2020	4,225,000	4,475,332
Series A, 5.00%, 3/1/2021	1,130,000	1,228,728
Series A, 5.00%, 3/1/2022	185,000	204,967
Series A, 5.00%, 3/1/2024	1,300,000	1,487,525
Series A, 5.00%, 3/1/2025	2,355,000	2,668,265
Series A, 5.00%, 3/1/2026	385,000	451,578
Series A, 5.00%, 3/1/2029	835,000	938,774
Series A, 5.00%, 3/1/2030	250,000	289,550
Series A, 5.00%, 3/1/2031	100,000	115,436
Series A, 5.00%, 3/1/2038	320,000	354,720
Series A, 5.00%, 3/1/2043	480,000	530,683
Houston, TX, Independent School District Public Facility Corp.:
5.00%, 9/15/2019	450,000	471,307
5.00%, 9/15/2020	2,730,000	2,937,753
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (b)	605,000	641,518
5.00%, 2/15/2023 (b)	655,000	738,866
5.00%, 2/15/2024 (b)	620,000	711,363
5.00%, 2/15/2025 (b)	3,020,000	3,514,283
5.00%, 2/15/2026 (b)	3,180,000	3,749,443
5.00%, 2/15/2027 (b)	500,000	596,650
5.00%, 2/15/2042 (b)	315,000	361,866
Series A, 4.00%, 2/15/2040 (b)	130,000	135,797
Series A, 5.00%, 2/15/2020 (b)	195,000	206,770
Series A, 5.00%, 2/15/2022 (b)	350,000	388,048
Series A, 5.00%, 2/15/2027 (b)	450,000	529,173
Series A, 5.00%, 2/15/2030 (b)	395,000	460,511
Series A, 5.00%, 2/15/2031 (b)	415,000	482,230
Series A-2-REMK 06/01, 3.00%, 6/1/2039 (a) (b)	105,000	106,464
Series C, 5.00%, 2/15/2019	50,000	51,483
VRN, 3.00%, 6/1/2039 (a) (b)	140,000	140,309
Houston, TX, Utilities System Revenue:
Series B, 4.00%, 11/15/2037	250,000	261,115
Series B, 5.00%, 11/15/2019	240,000	252,298
Series B, 5.00%, 11/15/2025	200,000	234,628
Series B, 5.00%, 11/15/2026	230,000	272,362
Series B, 5.00%, 11/15/2029	1,085,000	1,291,041
Series B, 5.00%, 11/15/2032	120,000	139,685
Series B, 5.00%, 11/15/2034	840,000	970,150
Series B, 5.00%, 11/15/2035	1,020,000	1,174,693
Series B, 5.00%, 11/15/2036	555,000	637,806
Series C, 4.00%, 5/15/2021	200,000	212,586
Series C, 5.00%, 5/15/2020	235,000	250,545
Series C, 5.00%, 5/15/2022	345,000	384,251

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series C, 5.00%, 5/15/2026	$370,000	$422,607
Series C, 5.00%, 5/15/2028	275,000	312,760
Series D, 5.00%, 11/15/2020	2,775,000	2,997,222
Series D, 5.00%, 11/15/2022	200,000	224,826
Hutto, TX, General Obligation 4.00%, 8/1/2043	250,000	258,455
Judson, TX, Independent School District, General Obligation:
4.00%, 2/1/2041 (b)	300,000	313,740
5.00%, 2/1/2025 (b)	185,000	215,499
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (b)	185,000	195,608
5.00%, 2/15/2042 (b)	230,000	264,413
Series A, 5.00%, 8/1/2025 (b)	125,000	146,258
Series A, 5.00%, 2/15/2028 (b)	960,000	1,118,438
Series D, 5.00%, 2/15/2024 (b)	3,065,000	3,520,275
Keller, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (b)	540,000	567,772
Series A, 5.00%, 8/15/2027 (b)	145,000	170,398
Klein, TX, Independent School District, General Obligation 4.00%, 8/1/2046 (b)	100,000	103,654
La Joya, TX, Independent School District, General Obligation 5.00%, 2/15/2031 (b)	150,000	177,705
Lake Travis, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2043 (b) (d)	5,095,000	5,840,297
Lamar, TX, Consolidated Independent School District, General Obligation: 5.00%, 2/15/2021 (b)	400,000	434,780
5.00%, 2/15/2022 (b)	110,000	122,088
Series A, 4.00%, 2/15/2029 (b)	1,700,000	1,838,737
Leander, TX, Independent School District, General Obligation: Zero Coupon, 8/15/2036 (b)	335,000	158,951
Series A, Zero Coupon, 8/15/2023 (b)	780,000	686,993
Series A, 2.25%, 8/15/2045 (a) (b)	150,000	141,923
Series A, 5.00%, 8/15/2026 (b)	945,000	1,114,164
Series A, 5.00%, 8/15/2040 (b)	355,000	406,141
Series C, Zero Coupon, 8/15/2047 (b)	140,000	33,883

Security Description	Principal Amount	Value

Series D, Zero Coupon, 8/15/2020 (b)	$335,000	$320,712
Series D, Zero Coupon, 8/15/2023 (b)	100,000	88,076
Series D, Zero Coupon, 8/15/2024 (b)	130,000	110,286
Series D, 0.00%, 8/15/2037 (b)	150,000	65,718
Series D, Zero Coupon, 8/15/2039 (b)	585,000	228,203
Series D, Zero Coupon, 8/15/2040 (b)	515,000	190,318
Series D, Zero Coupon, 8/15/2041 (b)	220,000	77,119
Lewisville, TX, Independent School District, General Obligation:
3.25%, 8/15/2036 (b)	100,000	96,368
5.00%, 8/15/2023 (b)	300,000	342,456
5.00%, 8/15/2024 (b)	125,000	145,040
Series A, 5.00%, 8/15/2021 (b)	105,000	115,564
Series B, 5.00%, 8/15/2028	485,000	563,623
Lone Star, TX, College System, General Obligation:
5.00%, 2/15/2033	400,000	459,604
Series B, 5.00%, 2/15/2021	450,000	489,127
Series B, 5.00%, 2/15/2023	290,000	327,132
Series B, 5.00%, 2/15/2024	920,000	1,055,571
Series B, 5.00%, 2/15/2025	270,000	314,191
Lubbock, TX, General Obligation:
5.00%, 2/15/2020	185,000	196,272
5.00%, 2/15/2024	410,000	468,482
Montgomery, TX, State General Obligation Series A, 4.00%, 3/1/2042	405,000	420,013
North East, TX, Independent School District, General Obligation:
4.00%, 8/1/2032 (b)	230,000	245,178
5.00%, 8/1/2024 (b)	250,000	289,212
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	625,000	719,447
5.00%, 9/1/2027	1,300,000	1,529,670
5.00%, 9/1/2028	4,020,000	4,648,849
Northside, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (b)	190,000	198,755
4.00%, 8/15/2045 (b)	275,000	286,756
5.00%, 8/1/2021 (b)	250,000	274,700
VRN, 1.45%, 6/1/2047 (a) (b)	135,000	133,634

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Northwest, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (b)	$225,000	$259,823
5.00%, 2/15/2042 (b)	380,000	430,331
Series A, 5.00%, 2/15/2023 (b)	500,000	565,250
Series B, 5.00%, 2/15/2023 (b)	230,000	260,015
Pasadena, TX, Independent School District, General Obligation Series B, 3.00%, 2/15/2044 (a) (b)	800,000	812,568
Pearland, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2030 (b)	490,000	569,003
Pflugerville, TX, Independent School District, General Obligation 5.00%, 2/15/2028 (b)	115,000	131,539
Plano, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (b)	600,000	651,816
Series A, 5.00%, 2/15/2022 (b)	115,000	127,593
Series B, 5.00%, 2/15/2019 (b)	150,000	154,515
Series B, 5.00%, 2/15/2021 (b)	525,000	570,339
Port Arthur, TX, Independent School District, General Obligation:
Series A, 4.00%, 2/15/2045 (b)	1,180,000	1,234,280
Series A, 5.00%, 2/15/2045 (b)	165,000	186,099
Round Rock, TX, Independent School District, General Obligation 5.00%, 8/1/2026	150,000	178,776
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2019	240,000	246,799
5.00%, 2/1/2020	3,995,000	4,228,658
5.00%, 2/1/2024	235,000	270,659
5.00%, 2/1/2025	100,000	116,830
5.00%, 2/1/2026	2,390,000	2,827,227
5.00%, 2/1/2027	275,000	326,389
5.00%, 2/1/2028	100,000	118,274
5.00%, 2/1/2031	100,000	116,885
5.00%, 2/1/2038	300,000	328,179
5.00%, 2/1/2041	260,000	300,196
5.00%, 2/1/2043	475,000	516,938
Series C, 3.00%, 12/1/2045 (a)	345,000	351,627

Security Description	Principal Amount	Value

Series D, VRN, 3.00%, 12/1/2045 (a)	$1,675,000	$1,713,357
San Antonio, TX, General Obligation:
5.00%, 2/1/2020	250,000	264,873
5.00%, 2/1/2021	755,000	821,085
5.00%, 2/1/2025	170,000	195,796
5.00%, 2/1/2028	3,525,000	4,189,533
San Antonio, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (b)	260,000	267,597
5.00%, 2/15/2022 (b)	305,000	338,757
5.00%, 2/15/2023 (b)	2,055,000	2,322,171
5.00%, 2/15/2024 (b)	315,000	361,979
5.00%, 2/15/2027 (b)	225,000	260,744
San Antonio, TX, Water System Revenue:
Series A, 5.00%, 5/15/2020	285,000	303,853
Series A, 5.00%, 5/15/2024	250,000	286,362
Series A, 5.00%, 5/15/2029	210,000	245,322
Series A, 5.00%, 5/15/2030	500,000	581,720
Series B, 5.00%, 5/15/2035	200,000	226,826
Series C, 4.00%, 5/15/2037	130,000	135,681
Series C, 5.00%, 5/15/2026	200,000	236,358
Series C, 5.00%, 5/15/2030	160,000	187,581
San Jacinto, TX, Community College District, General Obligation
Series A, 4.00%, 2/15/2041	515,000	530,769
Schertz-Cibolo-Universal City Independent School District, General Obligation:
4.00%, 2/1/2035 (b)	1,000,000	1,045,980
4.00%, 2/1/2036 (b)	110,000	114,819
Sherman, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2039 (b)	1,000,000	1,170,610
Series A, 5.00%, 2/15/2041 (b)	120,000	139,915
Spring Independent School District, General Obligation:
5.00%, 8/15/2022 (b)	200,000	224,252
5.00%, 8/15/2026 (b)	415,000	487,447
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2020	130,000	137,981
5.00%, 3/1/2024	200,000	229,802
5.00%, 3/1/2025	175,000	204,055
5.00%, 3/1/2026	540,000	627,788
Texas, State A&M University Revenue:
Series B, 4.00%, 5/15/2044	265,000	276,708
Series B, 5.00%, 5/15/2024	2,000,000	2,282,020
Series B, 5.00%, 5/15/2029	150,000	171,152
Series D, 5.00%, 5/15/2024	235,000	268,137

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series D, 5.00%, 5/15/2026	$140,000	$159,741
Series E, 4.00%, 5/15/2057	550,000	567,814
Series E, 5.00%, 5/15/2028	1,000,000	1,199,950
Texas, State General Obligation:
5.00%, 4/1/2019	150,000	154,982
5.00%, 10/1/2019	100,000	104,864
5.00%, 4/1/2020	695,000	739,508
5.00%, 10/1/2020	1,820,000	1,962,834
5.00%, 10/1/2023	510,000	584,659
5.00%, 4/1/2025	580,000	678,600
5.00%, 10/1/2025	630,000	721,325
5.00%, 4/1/2043	1,450,000	1,654,769
Series A, 4.00%, 10/1/2033	130,000	139,669
Series A, 5.00%, 10/1/2019	185,000	193,998
Series A, 5.00%, 10/1/2021	200,000	221,008
Series A, 5.00%, 10/1/2022	545,000	613,942
Series A, 5.00%, 10/1/2023	1,350,000	1,547,626
Series A, 5.00%, 10/1/2024	985,000	1,146,521
Series A, 5.00%, 4/1/2025	160,000	187,200
Series A, 5.00%, 10/1/2025	1,065,000	1,231,289
Series A, 5.00%, 10/1/2026	195,000	224,562
Series A, 5.00%, 10/1/2027	280,000	329,034
Series A, 5.00%, 10/1/2028	385,000	440,382
Series A, 5.00%, 4/1/2029	100,000	117,697
Series A, 5.00%, 10/1/2030	2,890,000	3,289,051
Series A, 5.00%, 10/1/2032	100,000	118,689
Series A, 5.00%, 4/1/2044	500,000	570,230
Series A, 5.00%, 10/1/2044	3,590,000	4,033,365
Series B, 5.00%, 10/1/2032	1,500,000	1,780,335
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2021	230,000	253,750
5.00%, 10/1/2022	1,470,000	1,652,589
5.00%, 10/1/2024	245,000	284,533
5.00%, 10/1/2025	2,125,000	2,500,317
Series A, 5.00%, 4/1/2019	425,000	439,327
Series A, 5.00%, 4/1/2020	310,000	329,663
Series A, 5.00%, 4/1/2021	915,000	997,743
Series A, 5.00%, 4/1/2022	350,000	389,546
Series A, 5.00%, 4/1/2023	150,000	169,914
Series A, 5.00%, 10/1/2024	190,000	220,658
Series A, 5.00%, 4/1/2025	1,060,000	1,225,190
Series A, 5.00%, 10/1/2025	515,000	605,959
Series A, 5.00%, 10/1/2026	250,000	297,565
Series A, 5.00%, 4/1/2033	225,000	255,866
Texas, State University System Revenue
Series A, 5.00%, 3/15/2022	250,000	277,843
Texas, State Water Development
Board Revenue:
5.00%, 4/15/2024	205,000	236,513
5.00%, 4/15/2027	2,990,000	3,561,180
5.00%, 4/15/2029	100,000	118,176
5.00%, 10/15/2041	1,465,000	1,681,761
5.00%, 10/15/2046	935,000	1,069,556
Series A, 4.00%, 10/15/2033	2,020,000	2,149,664

Security Description	Principal Amount	Value

Series A, 4.00%, 10/15/2047	$970,000	$1,009,013
Series A, 5.00%, 4/15/2026	135,000	158,447
Series A, 5.00%, 4/15/2027	835,000	976,723
Series A, 5.00%, 10/15/2031	575,000	659,956
Series A, 5.00%, 10/15/2040	575,000	648,301
Series A, 5.00%, 10/15/2045	3,050,000	3,427,925
Series A, 5.00%, 10/15/2047	750,000	866,160
Tomball, TX, Independent School District, General Obligation
5.00%, 2/15/2025 (b)	115,000	133,743
Travis County, TX, General Obligation
Series A, 5.00%, 3/1/2023	120,000	135,438
Trinity River, TX, Authority Regional Wastewater System Revenue
5.00%, 8/1/2020	215,000	230,764
Trinity, TX, River Authority Central Regional Wastewater
System Revenue:
5.00%, 8/1/2024	275,000	317,958
5.00%, 8/1/2025	320,000	374,886
5.00%, 8/1/2029	4,000,000	4,761,280
5.00%, 8/1/2037	595,000	690,123
Tyler, TX, Independent School District, General Obligation:
4.00%, 2/15/2047 (b)	500,000	522,395
5.00%, 2/15/2038 (b)	500,000	554,025
United, TX, Independent School District, General Obligation 5.00%, 8/15/2044 (b)	445,000	498,680
University of Houston, Revenue:
Series A, 4.00%, 2/15/2025	205,000	225,373
Series A, 5.00%, 2/15/2024	1,300,000	1,496,963
University of North Texas Revenue:
Series A, 5.00%, 4/15/2027	1,250,000	1,494,575
Series A, 5.00%, 4/15/2029	135,000	160,098
Series A, 5.00%, 4/15/2045	345,000	387,990
University of Texas, Permanent University Fund Revenue:
5.00%, 7/1/2041	590,000	658,977
Series A, 5.50%, 7/1/2026	100,000	120,424
Series B, 5.00%, 7/1/2021	150,000	164,958
Series B, 5.00%, 7/1/2025	165,000	191,916
University of Texas, Revenue:
Series A, 4.00%, 8/15/2042	1,205,000	1,264,346
Series A, 5.00%, 3/15/2021	100,000	108,852
Series A, 5.00%, 3/15/2023	200,000	225,826
Series A, 5.00%, 3/15/2026	465,000	548,337
Series A, 5.00%, 3/15/2027	875,000	1,043,254
Series A, 5.00%, 3/15/2028	1,225,000	1,453,021
Series A, 5.00%, 8/15/2029	1,040,000	1,200,066
Series A, 5.00%, 3/15/2030	2,140,000	2,515,955
Series A, 5.00%, 3/15/2031	3,310,000	3,874,355

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series B, 2.25%, 8/15/2035 (a)	$415,000	$414,610
Series B, 2.50%, 8/15/2036 (a)	535,000	507,661
Series B, 2.50%, 8/15/2046 (a)	455,000	431,991
Series B, 3.38%, 8/15/2044	1,310,000	1,270,923
Series B, 5.00%, 8/15/2027	350,000	405,212
Series C, 3.00%, 8/15/2035	470,000	450,862
Series C, 5.00%, 8/15/2027	100,000	120,388
Series C, 5.00%, 8/15/2028	1,000,000	1,198,350
Series E, 5.00%, 8/15/2026	140,000	167,089
Series E, 5.00%, 8/15/2027	4,130,000	4,972,024
Series F, 2.00%, 8/15/2041 (a)	2,315,000	2,119,869
Series H, 5.00%, 8/15/2019	210,000	219,435
Series H, 5.00%, 8/15/2020	115,000	123,625
Series H, 5.00%, 8/15/2022	255,000	286,487
Series I, 5.00%, 8/15/2023	110,000	125,748
Series I, 5.00%, 8/15/2024	2,700,000	3,136,320
Series J, 5.00%, 8/15/2024	170,000	197,472
Series J, 5.00%, 8/15/2025	250,000	294,567
Series J, 5.00%, 8/15/2026	200,000	238,698
Via, TX, Metropolitan Transit Revenue:
5.00%, 7/15/2025	155,000	182,344
5.00%, 7/15/2026	280,000	333,455
5.00%, 7/15/2028	585,000	695,606
5.00%, 7/15/2029	285,000	337,409
Waco, TX, General Obligation:
5.00%, 2/1/2023	145,000	163,353
5.00%, 2/1/2024	125,000	143,159
Waxahachie, TX, Independent School District, General Obligation 4.00%, 8/15/2045 (b)	110,000	114,556
Ysleta, TX, Independent School District, General Obligation:
5.00%, 8/15/2027 (b)	300,000	346,173
5.00%, 8/15/2029 (b)	1,000,000	1,146,270
5.00%, 8/15/2045 (b)	735,000	838,260
5.00%, 8/15/2047 (b)	2,865,000	3,245,300

		318,277,164

UTAH — 0.6%
Alpine, UT, School District, General Obligation 5.00%, 3/15/2024	100,000	115,595
Central Utah, Water Conservancy District Revenue Series B, 4.00%, 10/1/2037	1,250,000	1,322,912
Jordan, UT, School District, General Obligation 5.00%, 6/15/2019	390,000	405,405
University of Utah, Revenue:
Series A, 5.00%, 8/1/2030	1,590,000	1,891,162
Series B-1, 5.00%, 8/1/2023	170,000	194,354

Security Description	Principal Amount	Value

Series B-1, 5.00%, 8/1/2026	$1,500,000	$1,789,005
Utah, State General Obligation:
5.00%, 7/1/2019	400,000	416,680
5.00%, 7/1/2026	1,850,000	2,216,966
Utah, State Transit Authority, Sales Tax Revenue:
5.00%, 12/15/2033	4,735,000	5,658,183
5.00%, 12/15/2036	1,000,000	1,184,240
Series A, 5.00%, 6/15/2028	160,000	186,546

		15,381,048

VIRGINIA — 2.7%
Arlington County, VA, General Obligation Series B, 5.00%, 8/15/2026	710,000	853,328
Fairfax County, VA, Economic Development Authority Facilities Revenue Series A, 5.00%, 10/1/2020	1,715,000	1,847,844
Fairfax County, VA, Economic Development Authority, Improvement Revenue 5.00%, 4/1/2025	335,000	390,540
Fairfax County, VA, Economic Development Authority, Transportation District, Improvement Revenue 5.00%, 4/1/2027	850,000	999,081
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2027	500,000	553,660
Series A, 4.00%, 10/1/2034	875,000	942,812
Series A, 4.00%, 10/1/2036	300,000	321,540
Series A, 5.00%, 10/1/2025	175,000	203,928
Series A, 5.00%, 10/1/2032	100,000	117,460
Series B, 5.00%, 10/1/2022	240,000	270,691
Series B, 5.00%, 10/1/2025	200,000	236,266
Series C, 5.00%, 10/1/2019	500,000	524,775
Series C, 5.00%, 10/1/2020	100,000	107,975
Fairfax County, VA, Sewer Revenue:
5.00%, 7/15/2044	5,740,000	6,684,173
Series A, 3.50%, 7/15/2036	3,500,000	3,568,075
Fairfax County, VA, Water Authority Revenue 5.00%, 4/1/2041	675,000	785,936
Hampton Roads, VA, Sanitation District, Wastewater Revenue:
Series A, 3.00%, 8/1/2035	150,000	144,093
Series A, 3.00%, 8/1/2036	175,000	167,120
Hampton Roads, VA, Transportation Accountability Commission Revenue:
Series A, 5.00%, 7/1/2033	1,000,000	1,185,510
Series A, 5.00%, 7/1/2036	1,000,000	1,175,250
Series A, 5.00%, 7/1/2038	500,000	585,310
Series A, 5.00%, 7/1/2052	1,000,000	1,151,430

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Loudoun, VA, General Obligation:
Series A, 5.00%, 12/1/2022	$1,000,000	$1,132,380
Series A, 5.00%, 12/1/2024	170,000	191,697
Lynchburg, VA, General Obligation 4.00%, 6/1/2044	160,000	166,464
Richmond, VA, General Obligation:
Series A, 5.00%, 3/1/2025	105,000	119,295
Series B, 5.00%, 7/15/2022	1,500,000	1,682,490
Richmond, VA, Public Utility Revenue:
4.00%, 1/15/2036	300,000	313,671
Series A, 5.00%, 1/15/2019	100,000	102,674
University of Virginia, Revenue:
Series A, 4.00%, 4/1/2045	1,200,000	1,245,996
Series A, 5.00%, 4/1/2038	1,000,000	1,167,800
Series A, 5.00%, 4/1/2042	500,000	580,885
Series A, 5.00%, 6/1/2043	1,025,000	1,136,786
Series A, 5.00%, 4/1/2047	2,225,000	2,575,415
Series B, 5.00%, 4/1/2044	5,000,000	5,800,300
Virginia, Beach General Obligation
Series B, 5.00%, 9/15/2024	375,000	437,812
Virginia, Commonwealth Transportation Board Revenue:
4.00%, 5/15/2034	800,000	850,704
4.00%, 5/15/2038	3,340,000	3,530,781
4.00%, 7/1/2040	245,000	253,026
5.00%, 3/15/2022	150,000	166,947
5.00%, 9/15/2023	1,800,000	2,059,488
5.00%, 3/15/2024	1,580,000	1,808,270
5.00%, 3/15/2025	2,500,000	2,924,225
5.00%, 9/15/2025	200,000	227,434
5.00%, 3/15/2032	130,000	153,956
Series A, 4.00%, 5/15/2035	570,000	606,503
Series A, 5.00%, 5/15/2020	150,000	160,052
Series A, 5.00%, 5/15/2032	100,000	118,711
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2019	165,000	169,661
5.00%, 2/1/2031	400,000	471,132
Series A, 5.00%, 2/1/2020	355,000	375,789
Series A, 5.00%, 2/1/2022	100,000	110,999
Series A, 5.00%, 2/1/2023	130,000	146,836
Series A, 5.00%, 2/1/2024	160,000	183,995
Series A, 5.00%, 2/1/2025	1,735,000	2,025,803
Series A, 5.00%, 9/1/2028	1,835,000	2,167,282
Series A, 5.00%, 2/1/2031	500,000	586,215
Series D, 5.00%, 2/1/2022	330,000	366,297
Series D, 5.00%, 2/1/2024	210,000	241,494
Virginia, State Commonwealth Transportation Board:
3.00%, 5/15/2041	300,000	272,790
5.00%, 3/15/2021	130,000	141,625

Security Description	Principal Amount	Value

Virginia, State Commonwealth Transportation Board General Obligation
Series B, 5.00%, 6/1/2022	$150,000	$168,197
Virginia, State General Obligation
Series B, 5.00%, 6/1/2026	200,000	236,038
Virginia, State Public Building Authority Revenue:
Series A, 3.00%, 8/1/2032	210,000	207,339
Series B, 5.00%, 8/1/2022	450,000	503,901
Series C, 4.00%, 8/1/2025	500,000	548,850
Virginia, State Public School Authority Revenue:
5.00%, 8/1/2025	175,000	206,820
5.00%, 8/1/2027	2,505,000	2,918,225
Series A, 5.00%, 8/1/2021	270,000	296,676
Series A, 5.00%, 8/1/2023	225,000	256,624
Series C, 3.38%, 8/1/2047	150,000	141,315
Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 10/1/2026	250,000	295,092
5.00%, 11/1/2040	2,500,000	2,863,950
5.00%, 11/1/2045	160,000	182,941
Series A, 5.00%, 11/1/2032	30,000	33,764
Series B, 5.00%, 11/1/2023	20,000	22,134
Virginia, State Transportation Board Revenue 4.00%, 3/15/2028	2,500,000	2,725,875

		71,198,218

WASHINGTON — 4.0%
Central Puget Sound, WA, Regional Transit Authority Revenue:
Series P-1, 5.00%, 2/1/2021	155,000	168,745
Series P-1, 5.00%, 2/1/2023	210,000	232,607
Series S1, 5.00%, 11/1/2025	175,000	207,415
Series S1, 5.00%, 11/1/2035	335,000	390,292
Series S1, 5.00%, 11/1/2046	2,005,000	2,606,440
Series S-1, 5.00%, 11/1/2025	160,000	189,637
Series S-1, 5.00%, 11/1/2027	585,000	685,819
Series S-1, 5.00%, 11/1/2030	220,000	254,789
Series S-1, 5.00%, 11/1/2031	745,000	860,594
Central Puget Sound, WA, Regional Transportation Authority, Sales & Use Tax Revenue:
Series S-1, 5.00%, 11/1/2032.	700,000	807,058
Series S-1, 5.00%, 11/1/2036	2,500,000	2,851,150
Series S-1, 5.00%, 11/1/2045	3,270,000	3,693,727
Energy Northwest, WA, Electric Revenue:
5.00%, 7/1/2025	150,000	176,331
5.00%, 7/1/2026	415,000	485,442
Series A, 5.00%, 7/1/2025	145,000	170,453
Series A, 5.00%, 7/1/2026	3,560,000	3,893,786

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.00%, 7/1/2027	480,000	$571,682
Series A, 5.00%, 7/1/2028	1,130,000	1,280,297
Series A, 5.00%, 7/1/2030	$195,000	208,437
Series A, 5.00%, 7/1/2031	235,000	265,571
Series A, 5.00%, 7/1/2033	530,000	622,480
Series A, 5.00%, 7/1/2038	150,000	169,502
Series A, 5.00%, 7/1/2040	1,175,000	1,306,447
Series C, 5.00%, 7/1/2025	120,000	138,516
Series C, 5.00%, 7/1/2026	745,000	857,145
Series C, 5.00%, 7/1/2027	125,000	143,114
Series C-COLUMBIA
GENERATING, 5.00%, 7/1/2031	1,725,000	1,978,299
Series C-PROJ 1 ELEC REV, 5.00%, 7/1/2025	110,000	129,309
Series C-PROJECT 3 ELEC
REV, 5.00%, 7/1/2026	345,000	403,560
Energy Northwest, WA, Electricity Revenue:
Series A, 5.00%, 7/1/2021	325,000	356,545
Series A, 5.00%, 7/1/2022	115,000	128,720
King County, School District No. 401 Highline, General Obligation:
4.00%, 12/1/2035	1,300,000	1,371,032
5.00%, 12/1/2030	735,000	863,515
King County, School District No. 414, Lake Washington, General Obligation:
4.00%, 12/1/2026	110,000	122,024
4.00%, 12/1/2030	2,500,000	2,704,175
5.00%, 12/1/2019	600,000	632,586
5.00%, 12/1/2022	1,040,000	1,175,689
5.00%, 12/1/2030	2,665,000	3,159,437
5.00%, 12/1/2031	2,025,000	2,389,885
King County, WA, General Obligation:
5.00%, 7/1/2022	100,000	112,147
5.00%, 7/1/2025	170,000	199,097
5.00%, 7/1/2027	645,000	746,652
Series E, 5.00%, 12/1/2028	200,000	234,810
Series E, 5.00%, 12/1/2029	100,000	117,025
King County, WA, Sewer Revenue:
5.00%, 7/1/2038	1,770,000	1,991,515
5.00%, 7/1/2047	100,000	111,479
Series A, 4.00%, 7/1/2035	1,765,000	1,864,828
Series B, 5.00%, 7/1/2039	5,275,000	5,886,214
Pierce County, School District No. 10 Tacoma, General Obligation:
5.00%, 12/1/2027	110,000	128,477
5.00%, 12/1/2039	880,000	999,627
5.25%, 12/1/2038	675,000	785,524
Pierce County, School District No. 3 Puyallup, General Obligation 5.00%, 12/1/2030	200,000	236,750

Security Description	Principal Amount	Value

Seattle, WA, Drainage & Wastewater Revenue:
4.00%, 4/1/2033	$775,000	$824,615
4.00%, 4/1/2041	600,000	625,014
4.00%, 7/1/2047	100,000	104,237
Seattle, WA, General Obligation:
5.00%, 1/1/2038	3,790,000	4,384,840
Series A, 5.00%, 6/1/2023	100,000	114,270
Series A, 5.00%, 6/1/2024	225,000	261,812
Series A, 5.00%, 6/1/2025	1,735,000	2,046,380
Seattle, WA, Municipal Light & Power Revenue Series B, 5.00%, 4/1/2028	135,000	158,358
Seattle, WA, Water System Revenue:
4.00%, 8/1/2031	115,000	124,321
5.00%, 5/1/2021	575,000	629,119
5.00%, 5/1/2024	100,000	115,538
Spokane, WA, Water & Wastewater System Revenue 5.00%, 12/1/2023	190,000	218,166
Series A, 5.00%, 1/1/2020	1,640,000	1,731,559
Tacoma, WA, General Obligation:
Series A, 5.00%, 12/1/2031	275,000	321,005
Series A, 5.00%, 12/1/2032	360,000	419,321
University of Washington, Revenue:
Series A, 4.00%, 12/1/2041	300,000	315,699
Series B, 5.00%, 6/1/2037	3,090,000	3,521,766
Washington, State Series C, COPs, 5.00%, 7/1/2021	250,000	274,018
Washington, State General Obligation:
Series 201, 5.00%, 8/1/2040	3,080,000	3,482,402
Series 2016A, 5.00%, 7/1/2024	115,000	133,178
Series A, 5.00%, 8/1/2027	215,000	249,934
Series A, 5.00%, 8/1/2033	1,700,000	1,903,507
Series A, 5.00%, 8/1/2034	1,015,000	1,137,044
Series A, 5.00%, 8/1/2035	830,000	947,572
Series A, 5.00%, 8/1/2037	300,000	348,492
Series A, 5.00%, 8/1/2038	100,000	111,391
Series A, 5.00%, 8/1/2039	1,000,000	1,158,110
Series A-1, 5.00%, 8/1/2024	205,000	237,677
Series A-1, 5.00%, 8/1/2033	120,000	137,204
Series A-1, 5.00%, 8/1/2034	300,000	342,372
Series A-1, 5.00%, 8/1/2036	425,000	483,221
Series A-1, 5.00%, 8/1/2040	650,000	734,922
Series B, 5.00%, 7/1/2023	135,000	153,765
Series B, 5.00%, 7/1/2024	600,000	694,842
Series B, 5.00%, 8/1/2028	555,000	626,745
Series B, 5.00%, 7/1/2029	500,000	581,760
Series B, 5.00%, 7/1/2031	275,000	318,299
Series B, 5.00%, 8/1/2031	430,000	483,526
Series C, 5.00%, 2/1/2020	220,000	233,046

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series C, 5.00%, 2/1/2032	$105,000	$121,452
Series C, 5.00%, 2/1/2035	1,540,000	1,766,118
Series C, 5.00%, 2/1/2039	3,000,000	3,417,960
Series D, 5.00%, 2/1/2021	130,000	141,266
Series D, 5.00%, 2/1/2025	225,000	258,611
Series D, 5.00%, 2/1/2027	170,000	193,999
Series D, 5.00%, 2/1/2031	1,305,000	1,505,023
Series D, 5.00%, 2/1/2033	225,000	253,370
Series D, 5.00%, 2/1/2034	135,000	151,790
Series D, 5.00%, 2/1/2037	100,000	114,232
Series D, 5.00%, 2/1/2038	2,025,000	2,265,246
Series E, 5.00%, 2/1/2026	350,000	400,228
Series E, 5.00%, 2/1/2031	2,185,000	2,468,067
Series E, 5.00%, 2/1/2032	505,000	569,549
Series R-2013A, 5.00%, 7/1/2018	150,000	151,287
Series R-2015-C, 5.00%, 7/1/2021	100,000	109,806
Series R-2015-C, 5.00%, 7/1/2030	780,000	888,880
Series R-2015-D, 5.00%, 7/1/2027	315,000	362,319
Series R-2015E, 5.00%, 7/1/2024	175,000	202,662
Series R-2015E, 5.00%, 7/1/2025	225,000	261,218
Series R-2015E, 5.00%, 7/1/2033	1,645,000	1,862,699
Series R-2017A, 4.00%, 8/1/2019	110,000	113,379
Series R-2017A, 5.00%, 8/1/2022	150,000	168,167
Series R-2017C, 5.00%, 8/1/2022	460,000	515,711
Series R-2017C, 5.00%, 8/1/2024	350,000	405,790
Series R-2017C, 5.00%, 8/1/2025	115,000	134,978
Series R-H, 5.00%, 7/1/2030 .	2,165,000	2,467,212

		104,026,463

WEST VIRGINIA — 0.1%
West Virginia, State General Obligation:
Series A, 5.00%, 6/1/2018	100,000	100,562
Series A, 5.00%, 6/1/2022	225,000	251,530
Series A, 5.00%, 11/1/2022	680,000	766,265
Series A, 5.00%, 6/1/2024	140,000	161,855
Series A, 5.00%, 6/1/2025	230,000	269,454

		1,549,666

WISCONSIN — 1.7%
Madison, WI, General Obligation Series A, 4.00%, 10/1/2023	110,000	120,434
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/1/2022	200,000	214,662
Series N2, 4.00%, 3/1/2025	100,000	110,266

Security Description	Principal Amount	Value

Series N2, 4.00%, 3/1/2026	$125,000	$138,760
Series N4 & B5 CORP, 5.00%, 4/1/2024	125,000	143,874
Public Finance Authority, WI, Lease Development Revenue 5.00%, 3/1/2029	300,000	342,195
Wisconsin, Revenue:
Series B, 5.00%, 5/1/2032	550,000	638,215
Series B, 5.00%, 5/1/2033	115,000	132,995
Series B, 5.00%, 5/1/2034	670,000	772,745
Wisconsin, State Clean Water Revenue:
5.00%, 6/1/2028	1,035,000	1,196,574
5.00%, 6/1/2029	1,600,000	1,849,776
5.00%, 6/1/2030	1,785,000	2,063,656
5.00%, 6/1/2031	1,330,000	1,537,626
Series 1, 5.00%, 6/1/2025	120,000	136,368
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2019	145,000	151,010
Series 1, 5.00%, 7/1/2022	315,000	327,858
Series 1, 5.00%, 7/1/2024	775,000	806,636
Series 1, 5.00%, 7/1/2026	3,020,000	3,596,578
Series 1, 5.00%, 7/1/2030	1,575,000	1,768,363
Series 1, 5.00%, 7/1/2031	235,000	263,851
Series 2, 5.00%, 7/1/2032	120,000	142,118
Wisconsin, State Environmental Improvement Fund Revenue:
Series A, 5.00%, 6/1/2027	260,000	304,413
Series A, 5.00%, 6/1/2029	185,000	215,939
Series A, 5.00%, 6/1/2030	150,000	174,551
Wisconsin, State General Obligation:
5.00%, 5/1/2027	100,000	116,194
5.00%, 11/1/2028	205,000	245,652
Series 1, 5.00%, 5/1/2021	385,000	421,117
Series 1, 5.00%, 5/1/2022	350,000	391,062
Series 1, 5.00%, 11/1/2022	935,000	1,054,923
Series 1, 5.00%, 5/1/2024	100,000	113,690
Series 1, 5.00%, 11/1/2027	255,000	295,757
Series 2, 5.00%, 11/1/2022	500,000	564,130
Series 2, 5.00%, 11/1/2023	1,000,000	1,148,470
Series 2, 5.00%, 11/1/2024	1,050,000	1,224,909
Series 2, 5.00%, 11/1/2025	1,125,000	1,330,819
Series 2, 5.00%, 11/1/2026	1,295,000	1,549,053
Series 2, 5.00%, 11/1/2027	3,015,000	3,626,412
Series 2, 5.00%, 11/1/2028	550,000	659,065
Series 3, 5.00%, 11/1/2022	175,000	197,446
Series 3, 5.00%, 11/1/2023	115,000	129,375
Series 3, 5.00%, 11/1/2025	300,000	335,967
Series 4, 5.00%, 5/1/2025	165,000	192,157
Series 4, 5.00%, 5/1/2026	545,000	633,257
Series A, 5.00%, 6/1/2019	635,000	659,498
Series A, 5.00%, 5/1/2023	190,000	211,738
Series A, 5.00%, 5/1/2024	1,565,000	1,764,890
Series A, 5.00%, 5/1/2025	955,000	1,083,772
Series A, 5.00%, 5/1/2026	335,000	385,411
Series A, 5.00%, 5/1/2027	145,000	168,481

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.00%, 5/1/2035	$130,000	$148,334
Series B, 4.00%, 5/1/2023	355,000	386,787
Series B, 5.00%, 5/1/2023	1,495,000	1,600,874
Series B, 5.00%, 5/1/2025	550,000	587,010
Series B, 5.00%, 5/1/2028	100,000	111,441
Series B, 5.00%, 5/1/2029	160,000	178,306
Series B, 5.00%, 5/1/2030	2,850,000	3,176,068
Series C, 5.00%, 5/1/2029	700,000	807,905
Series D, 4.00%, 5/1/2029	105,000	113,705
Series D, 5.00%, 5/1/2033	1,240,000	1,396,624

		44,159,762

TOTAL MUNICIPAL BONDS & NOTES (Cost $2,599,966,551)		2,577,821,618

	Shares
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (e) (f) (Cost $467,999)	467,999	467,999

TOTAL INVESTMENTS — 99.1% (Cost $2,600,434,550)		2,578,289,617

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		22,604,602

NET ASSETS — 100.0%		$2,600,894,219

(a)	Variable rate security - Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:

% of Net Assets
Permanent School Fund Guaranteed	3.1%
Assured Guaranty Municipal Corp.	0.6%

(c)	Amount shown represents less than 0.05% of net assets. (d) When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2018.

VRN = Variable Rate Note

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Municipal Bonds & Notes
Alabama	$—	$18,641,963	$—	$18,641,963
Alaska	—	3,416,563	—	3,416,563
Arizona	—	46,143,470	—	46,143,470
Arkansas.	—	6,014,173	—	6,014,173
California	—	518,504,022	—	518,504,022
Colorado	—	39,912,369	—	39,912,369
Connecticut	—	12,034,932	—	12,034,932
Delaware	—	9,814,217	—	9,814,217
District of Columbia	—	31,030,922	—	31,030,922
Florida	—	84,809,950	—	84,809,950
Georgia	—	50,078,781	—	50,078,781
Hawaii	—	33,770,937	—	33,770,937
Idaho	—	977,068	—	977,068
Illinois	—	53,162,940	—	53,162,940
Indiana	—	11,199,633	—	11,199,633
Iowa	—	5,681,998	—	5,681,998
Kansas	—	14,299,013	—	14,299,013
Kentucky	—	8,607,680	—	8,607,680
Louisiana	—	20,053,919	—	20,053,919
Maine	—	2,537,434	—	2,537,434
Maryland	—	85,252,399	—	85,252,399
Massachusetts	—	125,043,398	—	125,043,398
Michigan	—	21,063,775	—	21,063,775
Minnesota	—	37,040,686	—	37,040,686
Mississippi	—	7,351,765	—	7,351,765
Missouri	—	16,386,325	—	16,386,325
Nebraska	—	7,230,523	—	7,230,523
Nevada	—	22,358,497	—	22,358,497
New Hampshire	—	683,007	—	683,007
New Jersey	—	11,270,710	—	11,270,710
New Mexico	—	7,882,350	—	7,882,350
New York	—	487,582,724	—	487,582,724
North Carolina	—	31,203,690	—	31,203,690
North Dakota	—	1,198,344	—	1,198,344
Ohio	—	57,277,258	—	57,277,258
Oklahoma	—	7,912,992	—	7,912,992
Oregon	—	39,763,478	—	39,763,478
Pennsylvania	—	51,176,412	—	51,176,412
Rhode Island	—	2,746,983	—	2,746,983
South Carolina	—	8,070,580	—	8,070,580
South Dakota	—	549,475	—	549,475
Tennessee	—	23,491,942	—	23,491,942
Texas	—	318,277,164	—	318,277,164
Utah	—	15,381,048	—	15,381,048
Virginia	—	71,198,218	—	71,198,218
Washington	—	104,026,463	—	104,026,463
West Virginia	—	1,549,666	—	1,549,666
Wisconsin	—	44,159,762	—	44,159,762
Short-Term Investment	467,999	—	—	467,999

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF

SUMMARY SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS	$467,999	$2,577,821,618	$—	$2,578,289,617

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,583,642	$2,583,642	$262,419,608	$264,535,251	$—	$—	467,999	$467,999	$73,492	$—

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 99.2%
ALABAMA — 0.5%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2020	$250,000	$269,158
Series A, 5.00%, 9/1/2022	3,090,000	3,472,511
Alabama, Public School & College Authority Revenue:
Series B, 5.00%, 1/1/2020	6,780,000	7,161,578
Series B, 5.00%, 1/1/2021	385,000	417,729
Series B, 5.00%, 1/1/2022	1,735,000	1,923,143
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2019	3,105,000	3,241,403
Series A, 5.00%, 8/1/2021	210,000	231,393
Series A, 5.00%, 8/1/2022	1,675,000	1,883,772

		18,600,687

ALASKA — 0.2%
Alaska, State General Obligation Series B, 5.00%, 8/1/2022	425,000	475,533
Anchorage, AK, General Obligation:
Series B, 5.00%, 9/1/2019	550,000	575,745
Series B, 5.00%, 9/1/2020	5,100,000	5,488,314
Series C, 5.00%, 9/1/2019	100,000	104,681
Borough of North Slope, AK, General Obligation Series A, 5.00%, 6/30/2019	215,000	223,892

		6,868,165

ARIZONA — 2.4%
Arizona Water Infrastructure Finance Authority Revenue 5.00%, 10/1/2019	125,000	131,194
Arizona, Phoenix Civic Improvement Corp., Lease Revenue Series B, 5.00%, 7/1/2022	2,510,000	2,811,627
Arizona, Phoenix Civic Improvement Corp., Transportation Excise Tax Revenue 5.00%, 7/1/2019	5,650,000	5,877,751
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
Series A, 5.00%, 7/1/2020	250,000	267,570
Series A, 5.00%, 7/1/2021	100,000	109,706
Series B, 5.00%, 7/1/2019	5,030,000	5,235,928
Series B, 5.00%, 7/1/2020	4,675,000	5,005,278
Series B, 5.00%, 7/1/2021	265,000	291,161
Series B, 5.00%, 7/1/2022	485,000	542,860
Arizona, Salt River, AZ, Project Agricultural Improvement & Power District Revenue 5.00%, 1/1/2022	1,000,000	1,109,210

Security Description	Principal Amount	Value

Arizona, School Facilities Board Lease Revenue:
Series A, 5.00%, 9/1/2019	$310,000	$324,111
Series A, 5.00%, 9/1/2020	410,000	440,713
Arizona, State COPs, 5.00%, 9/1/2022	185,000	206,908
Arizona, State Salt River Project Agricultural Improvement & Power District Series A, 5.00%, 1/1/2020	305,000	322,492
Arizona, State Transportation Board, Excise Tax Revenue:
5.00%, 7/1/2019	4,375,000	4,556,912
5.00%, 7/1/2022	4,150,000	4,650,490
Arizona, State Transportation Board, Highway Revenue:
Series A, 3.50%, 7/1/2020	4,450,000	4,621,592
Series A, 5.00%, 7/1/2021	205,000	225,238
Series A, 5.00%, 7/1/2022	2,815,000	3,150,829
Arizona, State Transportation Board, Sales Tax Revenue 5.00%, 7/1/2020	115,000	123,293
Arizona, State University Revenue Series B, 5.00%, 7/1/2022	100,000	112,017
Chandler, AZ, General Obligation:
3.00%, 7/1/2019	885,000	900,195
4.00%, 7/1/2022	1,100,000	1,189,067
Gilbert, AZ, General Obligation 5.00%, 7/1/2022	16,180,000	18,173,376
Maricopa County, AZ, Community College District, General Obligation:
5.00%, 7/1/2019	510,000	531,267
5.00%, 7/1/2020	665,000	713,259
5.00%, 7/1/2021	290,000	318,919
5.00%, 7/1/2022	330,000	370,085
Maricopa County, AZ, Regional Public Transportation Authority, Excise Tax Revenue 5.25%, 7/1/2019	1,550,000	1,617,828
Maricopa County, AZ, Unified School District No. 4 Mesa, General Obligation 4.00%, 7/1/2019	885,000	909,612
Phoenix, AZ, General Obligation:
4.00%, 7/1/2021	365,000	389,594
4.00%, 7/1/2022	115,000	124,312
5.00%, 7/1/2019	635,000	661,403
Pima County, AZ, General Obligation 4.00%, 7/1/2021	6,125,000	6,537,702
Pima County, AZ, Regional Public Transportation Authority, Excise Tax Revenue:

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 6/1/2019	$1,000,000	$1,038,940
5.00%, 6/1/2020	190,000	202,911
Pima County, AZ, Sewer System Revenue:
5.00%, 7/1/2020	175,000	187,500
5.00%, 7/1/2021	2,080,000	2,285,338
Salt River, AZ, Project Agricultural Improvement & Power District Revenue 5.00%, 1/1/2023	210,000	237,460
Scottsdale, AZ, General Obligation:
3.00%, 7/1/2019	7,130,000	7,250,640
4.00%, 7/1/2019	385,000	396,234
Scottsdale, AZ, Municipal Property Corp., Sales Tax Revenue 5.00%, 7/1/2020	170,000	182,337
State of Arizona 5.00%, 10/1/2021	6,015,000	6,625,402
Tucson, AZ, Water System Revenue 5.00%, 7/1/2020	750,000	803,572

		91,763,833

ARKANSAS — 0.5%
Arkansas, State General Obligation:
3.25%, 6/15/2022	4,770,000	4,956,841
4.00%, 6/15/2020	7,135,000	7,481,404
5.00%, 4/1/2019	2,705,000	2,795,104
5.00%, 4/1/2020	650,000	691,490
5.00%, 6/15/2021	2,350,000	2,578,913

		18,503,752

CALIFORNIA — 18.3%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A, 5.00%, 12/1/2019	650,000	686,290
Alameda County, CA, Transportation Authority Sales Tax Revenue:
5.00%, 3/1/2020	400,000	425,412
5.00%, 3/1/2021	320,000	350,342
Bakersfield, CA, Wastewater Revenue:
Series A, 5.00%, 9/15/2020	800,000	864,888
Series A, 5.00%, 9/15/2021	100,000	110,869
Beverly Hills, CA, Unified School District, General Obligation:
3.00%, 8/1/2019	2,000,000	2,039,540
3.00%, 8/1/2020	1,250,000	1,291,850
3.00%, 8/1/2021	3,000,000	3,131,580
California Infrastructure & Economic Development Bank:
5.00%, 10/1/2020	21,050,000	22,825,567

Security Description	Principal Amount	Value

5.00%, 10/1/2021	$8,430,000	$9,385,119
California Infrastructure & Economic Development Bank Revenue:
2.00%, 10/1/2019	1,750,000	1,762,618
5.00%, 10/1/2022	155,000	176,322
California Municipal Finance Authority Revenue:
Series A, 5.00%, 10/1/2020	295,000	319,054
Series A, 5.00%, 10/1/2022	245,000	276,781
California, Bay Area Toll Authority Revenue Series C, 1.88%, 4/1/2047 (a)	26,590,000	26,638,926
California, Bay Area Toll Authority, Toll Bridge Revenue:
4.00%, 4/1/2020	75,000	78,626
5.00%, 4/1/2019	260,000	268,923
2.10%, 4/1/2045 (a)	13,000,000	12,960,350
Series C, 1.38%, 4/1/2053 (a)	11,125,000	11,041,451
California, East Bay Municipal Utility District, Water System Revenue:
Series B, 5.00%, 6/1/2021	165,000	182,061
Series B, 5.00%, 6/1/2022	390,000	440,142
California, State Department of Water Resources Center Valley Project Revenue:
Series AS, 4.00%, 12/1/2018 .	245,000	249,126
Series AS, 5.00%, 12/1/2021 .	1,635,000	1,823,221
Series AW, 5.00%, 12/1/2021.	2,025,000	2,258,118
Series AX, 5.00%, 12/1/2022.	3,000,000	3,417,210
California, State Department of Water Resources Power Supply Revenue:
Series N, 5.00%, 5/1/2020	170,000	181,873
Series O, 5.00%, 5/1/2021	2,700,000	2,967,759
Series O, 5.00%, 5/1/2022	1,105,000	1,243,412
California, State General Obligation:
3.00%, 9/1/2019	1,125,000	1,148,468
4.00%, 5/1/2023	900,000	983,304
5.00%, 11/1/2018	305,000	311,292
5.00%, 8/1/2019	9,000,000	9,413,640
5.00%, 9/1/2019	200,000	209,736
5.00%, 10/1/2019	950,000	998,812
5.00%, 11/1/2019	500,000	527,020
5.00%, 12/1/2019	18,980,000	20,055,786
5.00%, 2/1/2020	255,000	270,550
5.00%, 3/1/2020	175,000	186,118
5.00%, 8/1/2020	53,225,000	57,279,148
5.00%, 9/1/2020	100,000	107,861
5.00%, 10/1/2020	10,000,000	10,810,300
5.00%, 12/1/2020	380,000	412,585
5.00%, 2/1/2021	1,010,000	1,100,738
5.00%, 3/1/2021	345,000	376,785

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 8/1/2021	20,090,000	$22,177,552
5.00%, 9/1/2021	20,540,000	22,719,294
5.00%, 10/1/2021	$110,000	121,910
5.00%, 11/1/2021	105,000	116,591
5.00%, 5/1/2022	380,000	425,691
5.00%, 8/1/2022	3,300,000	3,715,701
5.00%, 9/1/2022	5,280,000	5,955,047
5.00%, 10/1/2022	110,000	124,269
5.00%, 11/1/2022	29,585,000	33,476,315
5.00%, 12/1/2022	1,745,000	1,977,661
4.00%, 12/1/2030 (a)	14,115,000	15,037,839
Series A, 5.00%, 9/1/2022	8,000,000	9,022,800
Series B, 5.00%, 9/1/2019	150,000	157,302
Series B, 5.00%, 9/1/2020	20,875,000	22,515,984
Series B, 5.00%, 9/1/2021	3,400,000	3,760,740
California, State University Revenue:
Series A, 4.00%, 11/1/2019	2,955,000	3,067,851
Series A, 4.00%, 11/1/2020	2,150,000	2,281,451
Series A, 5.00%, 11/1/2018	250,000	255,130
Series A, 5.00%, 11/1/2019	4,465,000	4,704,860
Series A, 5.00%, 11/1/2020	5,985,000	6,501,565
Series A, 5.00%, 11/1/2021	5,050,000	5,629,740
Chabot-Las Positas, CA, Community College District, General Obligation:
Series A, 4.00%, 8/1/2019	4,025,000	4,157,261
Series A, 4.00%, 8/1/2020	2,700,000	2,848,716
City & County of San Francisco, CA, General Obligation:
Series A, 5.00%, 6/15/2019	125,000	130,211
Series A, 5.00%, 6/15/2022	2,030,000	2,291,586
Series R1, 5.00%, 6/15/2019 .	12,225,000	12,734,660
Series R1, 5.00%, 6/15/2020 .	125,000	134,261
Series R1, 5.00%, 6/15/2021 .	340,000	375,578
Series R1, 5.00%, 6/15/2022 .	420,000	474,121
Contra Costa, CA, Transportation Authority Revenue:
Series B, 5.00%, 3/1/2019	250,000	258,048
Series B, 5.00%, 3/1/2025	100,000	106,392
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B, 5.00%, 3/1/2024	100,000	106,392
Contra Costa, CA, Water District Revenue Series T, 5.00%, 10/1/2020	475,000	514,582
Corona-Norca, CA, Unified School District, General Obligation 3.00%, 8/1/2020	955,000	984,977
Culver, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 11/1/2022	2,425,000	2,749,659

Security Description	Principal Amount	Value

Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 4.00%, 10/1/2019	$205,000	$212,454
Series A, 5.00%, 10/1/2022	4,000,000	4,518,880
Fremont, CA, Union High School District, Santa Clara County, General Obligation:
5.00%, 8/1/2019	2,755,000	2,881,234
5.00%, 8/1/2021	175,000	193,783
Los Angeles County, CA, Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 7/1/2018	160,000	161,421
Series A, 5.00%, 7/1/2020	22,035,000	23,715,122
Series A, 5.00%, 6/1/2021	215,000	237,091
Los Angeles, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2019	11,125,000	11,634,747
Series C, 5.00%, 8/1/2019	380,000	397,412
Series C, 5.00%, 8/1/2020	3,040,000	3,277,363
Series I, 3.00%, 8/1/2019	2,800,000	2,854,964
Los Angeles, CA, Department of Water & Power Revenue Series A, 5.00%, 7/1/2019	400,000	417,240
Los Angeles, CA, Department of Water Revenue Series B, 5.00%, 7/1/2020	50,000	53,767
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.00%, 7/1/2020	7,000,000	7,216,650
Series A, 5.00%, 7/1/2019	5,180,000	5,397,974
Series A, 5.00%, 7/1/2020	11,540,000	12,404,000
Series A, 5.00%, 7/1/2021	1,025,000	1,131,303
Series A, 5.00%, 7/1/2022	27,400,000	30,894,871
Series B, 5.00%, 7/1/2019	2,500,000	2,605,200
Series C, 5.00%, 7/1/2019	7,850,000	8,180,328
Series C, 5.00%, 7/1/2021	295,000	325,594
Series D, 5.00%, 7/1/2019	2,500,000	2,605,200
Series D, 5.00%, 7/1/2020	250,000	268,718
Los Angeles, CA, Wastewater System Revenue:
Series A, 5.00%, 6/1/2020	125,000	134,100
Series B, 5.00%, 6/1/2022	1,570,000	1,766,486
Series D, 5.00%, 6/1/2020	3,660,000	3,926,448
Milpitas, CA, Redevelopment Agency Successor 5.00%, 9/1/2020	765,000	824,754
Miracosta, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2019	120,000	123,943
North Orange County, CA, Community College District, General Obligation 4.00%, 8/1/2019	350,000	361,501

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Oakland Alameda County, CA, Unified School District, General Obligation 6.63%, 8/1/2038	$1,055,000	$1,217,934
Oakland, CA, General Obligation Series A, 5.00%, 1/15/2020	3,515,000	3,728,677
Oakland-Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2020	230,000	247,903
5.00%, 8/1/2021	3,090,000	3,417,416
Series A, 5.00%, 8/1/2022	9,965,000	11,260,051
Sacramento, CA, Financing Authority Revenue 5.00%, 12/1/2021	250,000	277,560
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
5.00%, 7/1/2020	2,250,000	2,420,010
Series D, 5.00%, 8/15/2021	2,410,000	2,672,449
Series E, 5.00%, 8/15/2020	15,000	16,198
Series E, 5.00%, 8/15/2022	3,810,000	4,317,987
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue Series A, 4.00%, 5/15/2021	5,270,000	5,649,651
San Diego County, CA, Water Authority Financing Corp., Revenue:
5.00%, 5/1/2019	170,000	176,411
5.00%, 5/1/2020	2,270,000	2,429,967
Series S1, 3.00%, 5/1/2021	3,260,000	3,386,195
Series S1, 5.00%, 5/1/2021	11,945,000	13,092,437
San Diego Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 9/1/2019	150,000	157,259
Series A, 5.00%, 9/1/2020	1,035,000	1,117,127
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue Series A, 5.00%, 5/15/2021	3,310,000	3,648,646
San Diego, CA, Unified School District, General Obligation:
Series H-2, 5.00%, 7/1/2019	100,000	104,348
Series H-2, 5.00%, 7/1/2020	9,100,000	9,789,689
Series R-3, 5.00%, 7/1/2019	3,580,000	3,735,658
San Francisco Unified School District, General Obligation:
Series F&C, 5.00%, 6/15/2019	2,335,000	2,432,346
Series F&C, 5.00%, 6/15/2020	1,035,000	1,111,683
San Francisco, CA, Bay Area Rapid Transit District Series A, 5.00%, 7/1/2020	555,000	597,063

Security Description	Principal Amount	Value

San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series C, 4.00%, 8/1/2019	$285,000	$294,442
Series C, 5.00%, 8/1/2020	100,000	107,832
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
5.00%, 11/1/2019	1,345,000	1,417,684
5.00%, 11/1/2020	135,000	146,615
San Francisco, CA, Public Utilities Commission Water Revenue 5.00%, 11/1/2021	100,000	111,443
San Jose Evergreen Community College District, General Obligation Series B, 5.00%, 9/1/2019	275,000	288,387
San Jose Redevelopment Agency Successor Agency, Tax Allocation Series B, 5.00%, 8/1/2022	3,260,000	3,676,432
San Jose Unified School District, General Obligation 5.00%, 8/1/2020	300,000	323,424
San Jose, CA, Financing Authority Revenue Series A, 5.00%, 6/1/2019	155,000	161,273
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue:
4.00%, 6/15/2019	100,000	102,997
5.00%, 6/15/2019	1,215,000	1,265,799
San Mateo County, CA, Transportation Authority Revenue:
Series A, 4.00%, 6/1/2019	710,000	730,597
Series A, 5.00%, 6/1/2020	750,000	805,103
Santa Rosa, CA, Wastewater Revenue Series A, 5.00%, 9/1/2021	1,330,000	1,473,441
Southern California, Metropolitan Water District Revenue:
Series A, 5.00%, 7/1/2019	7,680,000	8,014,848
Series A, 5.00%, 7/1/2020	715,000	769,519
Series B, 5.00%, 8/1/2022	12,000,000	13,572,600
Series E, 5.00%, 7/1/2021	210,000	232,130
Southern California, State Public Power Authority Revenue:
Series 1, 2.00%, 7/1/2036 (a).	150,000	150,996
Series A, 5.00%, 7/1/2022	415,000	457,488
Southwestern Community College District, General Obligation:
Series A, 4.00%, 8/1/2019	5,150,000	5,317,838
Series A, 4.00%, 8/1/2020	2,550,000	2,690,454

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

State Center, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2019	$480,000	$495,773
Turlock, CA, Unified School District, General Obligation 5.00%, 8/1/2019	1,745,000	1,824,729
University of California, Revenue:
Series A, 5.00%, 11/1/2019	2,320,000	2,444,630
Series A, 5.00%, 11/1/2020	365,000	396,503
Series AF, 4.00%, 5/15/2019 .	3,695,000	3,795,615
Series AK, 5.00%, 5/15/2048 (a)	10,000,000	11,472,900
Series AO, 5.00%, 5/15/2019 .	150,000	155,739
Series AO, 5.00%, 5/15/2020 .	5,370,000	5,758,895
Series AO, 5.00%, 5/15/2021 .	200,000	220,462
Series AT, 1.40%, 5/15/2046 (a)	425,000	417,329
Series B-2, 4.00%, 11/1/2049 (a)	100,000	106,526
Series I, 5.00%, 5/15/2019	230,000	238,800
Series I, 5.00%, 5/15/2020	8,350,000	8,945,605
Series I, 5.00%, 5/15/2021	355,000	390,749
Series I, 5.00%, 5/15/2022	15,000	16,890

		687,721,010

COLORADO — 0.4%
Adams & Arapahoe Joint School District No. 28J Aurora, General Obligation Series A, 5.00%, 12/1/2021	1,260,000	1,397,479
Arapahoe County, CO, School District No. 5 Cherry Creek, General Obligation Series B, 5.00%, 12/15/2019 .	350,000	369,446
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2021	5,720,000	6,344,109
Series B, 4.00%, 12/1/2020	120,000	126,859
Eagle County School District No. Re50J, General Obligation:
5.00%, 12/1/2020	1,700,000	1,841,151
5.00%, 12/1/2021	1,200,000	1,328,688
Illinois, State Regional Transportation District:
5.00%, 6/1/2019	1,300,000	1,349,088
5.00%, 6/1/2020	150,000	160,028
University of Colorado, Revenue:
5.25%, 6/1/2036	100,000	110,520
Series A-2, 5.00%, 6/1/2022 .	600,000	672,018

		13,699,386

Security Description	Principal Amount	Value

CONNECTICUT — 1.8%
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-1, 1.00%, 7/1/2042 (a)	$6,495,000	$6,438,429
Series A-1, 5.00%, 7/1/2042 (a)	1,100,000	1,234,563
Series A-2, 5.00%, 7/1/2042 (a)	13,500,000	15,151,455
Series A-REMK 07/26/17, 1.30%, 7/1/2048 (a)	1,350,000	1,335,461
Series B-1, VRN, 5.00%, 7/1/2029 (a)	105,000	112,789
Series B-2, 5.00%, 7/1/2037 (a)	180,000	193,021
Series C-2, 5.00%, 7/1/2057 (a)	32,000,000	36,238,400
Series U2-REMK 2/3/, 1.00%, 7/1/2033 (a)	4,830,000	4,806,236
Connecticut, State Revolving Funding Revenue Series A, 5.00%, 3/1/2021	3,025,000	3,300,093
South Central, Connecticut Regional Water Authority Revenue Series B, 5.00%, 8/1/2020	125,000	134,224

		68,944,671

DELAWARE — 0.5%
Delaware, State General Obligation:
5.00%, 3/1/2021	380,000	414,557
Series A, 5.00%, 3/1/2022	145,000	161,748
Series A, 5.00%, 2/1/2023	1,750,000	1,986,092
Series B, 5.00%, 2/1/2021	405,000	440,915
Series B, 5.00%, 7/1/2022	3,615,000	4,060,581
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2019	1,930,000	2,010,732
5.00%, 7/1/2020	7,750,000	8,300,018
5.00%, 7/1/2021	1,985,000	2,179,649
5.00%, 7/1/2022	460,000	515,278

		20,069,570

DISTRICT OF COLUMBIA — 0.7%
District of Columbia, General Obligation:
Series A, 5.00%, 6/1/2019	250,000	259,587
Series A, 5.00%, 6/1/2020	2,675,000	2,859,709
Series A, 5.00%, 6/1/2021	2,050,000	2,246,677
Series A, 5.00%, 6/1/2022	370,000	413,941
Series D, 5.00%, 6/1/2019	475,000	493,216
Series D, 5.00%, 6/1/2020	100,000	106,905
Series D, 5.00%, 6/1/2022	3,000,000	3,356,280
Series E, 5.00%, 6/1/2019	300,000	311,505
Series E, 5.00%, 6/1/2020	170,000	181,739

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

District of Columbia, Income Tax Revenue:
Series A, 5.00%, 12/1/2019	$1,550,000	$1,633,126
Series A, 5.00%, 12/1/2022	2,095,000	2,368,335
District of Columbia, Water & Sewer Authority Revenue Series A, 5.00%, 10/1/2022	1,630,000	1,833,212
Washington Metropolitan Area Transit Authority, Revenue Series A-1, 5.00%, 7/1/2020	50,000	53,469
Washington, Convention & Sports Authority Revenue Series A, 5.00%, 10/1/2022	3,000,000	3,360,330
Washington, Metropolitan Area Transit Authority:
Series A-1, 5.00%, 7/1/2021	250,000	273,935
Series A-1, 5.00%, 7/1/2022	2,650,000	2,960,421
Series B, 5.00%, 7/1/2022	2,500,000	2,792,850

		25,505,237

FLORIDA — 3.5%
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2020	290,000	309,961
Series B, 5.00%, 6/1/2019	7,285,000	7,563,506
Series B, 5.00%, 6/1/2020	180,000	192,389
Series B, 5.00%, 6/1/2022	300,000	336,138
Series D, 5.00%, 6/1/2019	1,050,000	1,090,141
Series D, 5.00%, 6/1/2021	175,000	192,015
Series E, 5.00%, 6/1/2019	2,575,000	2,673,442
Series E, 5.00%, 6/1/2021	185,000	202,808
Series E, 5.00%, 6/1/2022	115,000	128,853
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2018	475,000	479,100
Series A, 5.00%, 7/1/2019	1,165,000	1,211,961
Series A, 5.00%, 7/1/2020	780,000	835,715
Series A, 5.00%, 7/1/2021	1,125,000	1,234,946
Series B, 5.00%, 7/1/2019	175,000	182,054
Series B, 5.00%, 7/1/2020	235,000	251,786
Series B, 5.00%, 7/1/2021	9,545,000	10,477,833
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2020	1,605,000	1,718,907
Series A, 5.00%, 7/1/2020	5,395,000	5,777,883
Series A, 5.00%, 7/1/2021	10,515,000	11,535,586
Series A, 5.00%, 7/1/2022	200,000	223,688
Florida, State Department of Environmental Protection, Preservation Revenue 5.00%, 7/1/2019	2,150,000	2,237,763
Florida, State Department of Management Services:
Series A, 5.00%, 8/1/2019	6,755,000	7,054,449
Series A, 5.00%, 9/1/2020	7,000,000	7,531,300
Series A, 5.00%, 8/1/2021	200,000	219,626

Security Description	Principal Amount	Value

Series A, 5.00%, 9/1/2022	$13,315,000	$14,975,247
Florida, State Department of Management Services Revenue Series A, 5.00%, 9/1/2019	100,000	104,724
Florida, State General Obligation:
Series A, 5.00%, 7/1/2020	9,545,000	10,233,290
Series A, 5.00%, 6/1/2022	2,065,000	2,313,750
Series B, 5.00%, 6/1/2022	210,000	235,297
Series C, 5.00%, 6/1/2018	340,000	341,945
Series C, 5.00%, 6/1/2019	1,000,000	1,038,230
Series C, 5.00%, 6/1/2020	450,000	480,973
Series C, 5.00%, 6/1/2021	100,000	109,626
Florida, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2022	3,020,000	3,388,138
Series B, 5.00%, 7/1/2018	240,000	242,016
Series B, 5.00%, 7/1/2019	100,000	104,094
Series B, 5.00%, 7/1/2020	150,000	160,749
Series B, 5.00%, 7/1/2021	125,000	137,381
Series B, 5.00%, 7/1/2022	150,000	168,285
Series C, 5.00%, 7/1/2019	8,500,000	8,847,990
Gainesville, FL, Utilities System Revenue Series A, 5.00%, 10/1/2022	2,600,000	2,925,338
Hillsborough County, FL, Investment Tax Revenue 5.00%, 11/1/2020	250,000	269,600
Jacksonville, FL, Special Revenue Series C, 5.00%, 10/1/2019	100,000	104,879
JEA, FL, Electric System Revenue:
Series A, 3.50%, 10/1/2019	285,000	292,752
Series A, 4.00%, 10/1/2020	145,000	153,039
Series A, 5.00%, 10/1/2018	100,000	101,628
Series A, 5.00%, 10/1/2019	2,460,000	2,574,521
Series D, 5.00%, 10/1/2018	100,000	101,708
Series D, 5.00%, 10/1/2019	360,000	377,564
JEA, FL, Water & Sewer System Revenue:
Series A, 5.00%, 10/1/2019	695,000	729,229
Series A, 5.00%, 10/1/2020	365,000	392,996
Miami-Dade County, FL, General Obligation:
5.00%, 7/1/2019	495,000	515,518
Series A, 5.00%, 7/1/2019	790,000	822,745
Series A, 5.00%, 7/1/2020	200,000	213,874
Series A, 5.00%, 7/1/2021	3,545,000	3,884,398
Series B, 5.00%, 4/1/2020	500,000	531,105
Miami-Dade County, FL, Transit System Revenue 5.00%, 7/1/2020	180,000	192,569
Miami-Dade County, FL, Water & Sewer Revenue 5.00%, 10/1/2019	125,000	131,043

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Orange County, FL, Sales Tax Revenue Series C, 5.00%, 1/1/2019	$180,000	$184,574
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2020	340,000	366,336
5.00%, 10/1/2022	100,000	112,239
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2018	100,000	101,723
Series A, 5.00%, 10/1/2019	220,000	230,835
Series A, 5.00%, 10/1/2021	3,140,000	3,469,826
Palm Beach County, School District:
Series A, COPs, 5.00%, 8/1/2021	345,000	377,568
Series B, COPs, 5.00%, 8/1/2019	1,000,000	1,042,310
Series B, COPs, 5.00%, 8/1/2021	100,000	109,440
Palm Beach County, School District Lease Revenue:
Series B, 5.00%, 8/1/2019	215,000	224,097
Series B, 5.00%, 8/1/2020	890,000	952,514
Reedy Creek, FL, Improvement District, General Obligation Series A, 5.00%, 6/1/2021	405,000	443,592
South Florida Water Management District:
COPs, 5.00%, 10/1/2019	160,000	167,758
COPs, 5.00%, 10/1/2020	2,025,000	2,176,713
State Johns River Power Park
Series 23, 5.00%, 10/1/2018	125,000	127,079

		130,944,695

GEORGIA — 2.4%
City of Atlanta, GA, General Obligation 5.00%, 12/1/2021	3,525,000	3,910,952
City of Atlanta, GA, Water & Wastewater Revenue Series B, 5.00%, 11/1/2020	305,000	329,391
DeKalb County, GA, General Obligation 5.00%, 12/1/2020	4,220,000	4,562,369
Forsyth, GA, School District, General Obligation 5.00%, 2/1/2021	1,400,000	1,524,152
Georgia, State General Obligation:
Series A, 5.00%, 1/1/2020	2,510,000	2,653,948
Series A, 5.00%, 1/1/2021	2,575,000	2,797,506
Series A, 5.00%, 2/1/2022	2,625,000	2,923,987
Series A-1, 5.00%, 2/1/2021	210,000	228,684
Series A-1, 5.00%, 2/1/2022	10,605,000	11,812,910
Series A-1, 5.00%, 2/1/2023	150,000	170,312
Series C, 5.00%, 7/1/2019	1,345,000	1,401,086
Series C, 5.00%, 7/1/2022	11,700,000	13,151,619
Series C-1, 5.00%, 1/1/2023	5,025,000	5,696,641

Security Description	Principal Amount	Value

Gwinnett County, GA, School District, General Obligation:
3.00%, 2/1/2019	$410,000	$414,969
5.00%, 2/1/2020	1,305,000	1,383,365
5.00%, 8/1/2020	305,000	327,869
5.00%, 2/1/2021	8,000,000	8,709,440
5.00%, 8/1/2021	5,000,000	5,512,750
5.00%, 2/1/2022	8,510,000	9,475,970
5.00%, 8/1/2022	2,630,000	2,960,118
Richmond County, GA, Board of Education, General Obligation:
5.00%, 10/1/2019	3,515,000	3,689,168
5.00%, 10/1/2021	4,265,000	4,717,602

		88,354,808

HAWAII — 1.2%
City & County of Honolulu, HI, General Obligation:
Series A, 5.00%, 10/1/2019	250,000	262,350
Series A, 5.00%, 10/1/2022	2,285,000	2,569,871
Series B, 5.00%, 10/1/2018	150,000	152,577
Series B, 5.00%, 11/1/2018	150,000	152,999
Series B, 5.00%, 10/1/2019	3,400,000	3,567,960
Series D, 5.00%, 9/1/2022	4,710,000	5,299,409
Hawaii, State General Obligation:
Series EH, 5.00%, 8/1/2019	150,000	156,570
Series EH, 5.00%, 8/1/2020	305,000	327,506
Series EH-2017, 5.00%, 8/1/2021	120,000	132,019
Series EL, 4.00%, 8/1/2020	125,000	131,385
Series EO, 5.00%, 8/1/2019	3,040,000	3,173,152
Series EP, 5.00%, 8/1/2019	470,000	490,586
Series ET, 4.00%, 10/1/2022 .	1,770,000	1,916,680
Series EY, 5.00%, 10/1/2020 .	5,485,000	5,915,463
Series EY, 5.00%, 10/1/2021 .	125,000	138,041
Series EZ, 5.00%, 10/1/2019 .	140,000	146,853
Series EZ, 5.00%, 10/1/2020 .	6,000,000	6,470,880
Series FB, 5.00%, 4/1/2020	285,000	303,365
Series FB, 5.00%, 4/1/2021	5,050,000	5,511,317
Series FE, 5.00%, 10/1/2019 .	270,000	283,217
Series FH, 3.00%, 10/1/2021 .	3,500,000	3,629,570
Series FK, 4.00%, 5/1/2022	3,250,000	3,501,940

		44,233,710

ILLINOIS — 1.6%
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation 5.00%, 12/1/2021	8,385,000	9,268,527
Illinois, State Finance Authority Revenue:
4.00%, 7/1/2018	105,000	105,617
5.00%, 7/1/2018	110,000	110,913
5.00%, 7/1/2019	5,885,000	6,122,989
5.00%, 1/1/2020	1,435,000	1,514,743

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 7/1/2020	950,000	$1,016,766
5.00%, 1/1/2021	$185,000	200,157
5.00%, 7/1/2021	1,530,000	1,675,977
5.00%, 1/1/2022	330,000	364,779
5.00%, 7/1/2022	2,105,000	2,351,580
Series A, 5.00%, 10/1/2019	1,065,000	1,115,673
Series A, 5.00%, 10/1/2020	380,000	408,952
Series A, 5.00%, 10/1/2021	795,000	875,955
Illinois, State Regional Transportation Authority Revenue Series A, 5.00%, 7/1/2022	12,700,000	14,062,329
Illinois, State Revenue:
Series A, 5.00%, 6/15/2021	7,325,000	7,943,376
Series C, 4.00%, 6/15/2021	2,625,000	2,765,989
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2019	440,000	455,880
5.00%, 6/15/2020	3,505,000	3,723,852
5.00%, 6/15/2021	1,000,000	1,084,420
5.00%, 6/15/2022	150,000	165,236
Series C, 5.00%, 6/15/2022	180,000	198,283
Series D, 5.00%, 6/15/2023	100,000	111,547
Illinois, State Toll Highway Authority Revenue:
Series A, 5.00%, 12/1/2019	250,000	263,070
Series A, 5.00%, 12/1/2020	325,000	351,104
Series A, 5.00%, 12/1/2021	485,000	535,202
Series D, 5.00%, 1/1/2020	165,000	174,052
Metropolitan Water Reclamation District of Greater Chicago, General Obligation
Series D, 5.00%, 12/1/2019	2,100,000	2,210,859
New York, NY, Sales Tax Asset Receivable Corp., Revenue 5.00%, 1/1/2022	825,000	904,448

		60,082,275

INDIANA — 0.3%
Ball State University Revenue
Series R, 5.00%, 7/1/2021	370,000	405,302
Indiana, State Finance Authority Revenue:
5.00%, 2/1/2022	1,205,000	1,339,418
Series B, 5.00%, 2/1/2020	175,000	185,281
Series B, 5.00%, 2/1/2021	3,015,000	3,279,747
Series B, 5.00%, 2/1/2022	1,000,000	1,111,550
Series C, 5.00%, 12/1/2021	3,540,000	3,926,249

		10,247,547

IOWA — 0.2%
Iowa, State Finance Authority Revenue:
5.00%, 8/1/2018	140,000	141,611
5.00%, 8/1/2019	1,130,000	1,180,556
5.00%, 8/1/2022	4,445,000	4,999,025
Iowa, State Revenue:
5.00%, 6/15/2022	210,000	234,444

Security Description	Principal Amount	Value

Series A, 5.00%, 6/1/2021	$1,775,000	$1,941,850

		8,497,486

KANSAS — 0.3%
Johnson County, Unified School District No. 233, General Obligation:
5.00%, 9/1/2021	1,620,000	1,785,094
Series B, 5.00%, 9/1/2022	1,600,000	1,798,064
Kansas, State Department of Transportation, Highway Revenue:
Series A, 5.00%, 9/1/2020	3,500,000	3,765,650
Series A, 5.00%, 9/1/2021	4,075,000	4,491,669
Series B, 5.00%, 9/1/2019	220,000	230,424
Series C, 5.00%, 9/1/2020	350,000	376,565
Kansas, State Department of Transportation, Sales Tax Revenue Series C, 5.00%, 9/1/2018	145,000	147,088

		12,594,554

KENTUCKY — 0.3%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2019	1,065,000	1,108,473
Series A, 5.00%, 7/1/2021	445,000	487,458
Series A, 5.00%, 7/1/2022	6,590,000	7,350,618
Series B, 5.00%, 7/1/2022	200,000	223,084
University of Kentucky, Revenue Series D, 5.25%, 10/1/2020	245,000	265,778

		9,435,411

LOUISIANA — 0.3%
Louisiana, State General Obligation:
5.00%, 5/1/2019	250,000	258,935
Series B, 5.00%, 10/1/2021	7,000,000	7,707,840
Series B, 5.00%, 8/1/2022	160,000	178,885
Series C, 5.00%, 8/1/2019	2,545,000	2,655,784
Louisiana, State Highway Improvement Revenue:
Series A, 5.00%, 6/15/2019	1,000,000	1,037,670
Series A, 5.00%, 6/15/2020	120,000	127,680

		11,966,794

MAINE — 0.2%
Maine, Municipal Bond Bank Revenue Series C, 5.00%, 11/1/2020	175,000	189,180
Maine, State General Obligation:
5.00%, 6/1/2019	1,100,000	1,142,702
5.00%, 6/1/2020	2,705,000	2,893,566
5.00%, 6/1/2021	2,635,000	2,891,201
5.00%, 6/1/2022	175,000	196,005

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Maine, State Turnpike Authority Revenue 5.00%, 7/1/2022	$250,000	$280,043

		7,592,697

MARYLAND — 5.9%
Anne Arundel County, MD, General Obligation:
5.00%, 10/1/2018	200,000	203,376
5.00%, 4/1/2019	6,680,000	6,907,187
5.00%, 4/1/2020	14,775,000	15,733,158
Baltimore County, MD, General Obligation:
5.00%, 8/1/2019	100,000	104,460
5.00%, 2/1/2020	500,000	529,375
Charles, MD, General Obligation 5.00%, 10/1/2022	5,000,000	5,637,100
Howard County, MD, General Obligation 5.00%, 2/15/2020	2,000,000	2,122,240
Maryland Health & Higher Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2021	300,000	329,319
Maryland Water Quality Financing Administration Revolving Loan Fund 5.00%, 3/1/2020	11,205,000	11,897,245
Maryland, State Department of Transportation:
4.00%, 9/1/2021	5,000,000	5,346,850
5.00%, 12/1/2019	115,000	121,246
5.00%, 2/1/2020	240,000	254,323
5.00%, 6/1/2020	155,000	165,805
5.00%, 12/15/2020	16,325,000	17,713,278
5.00%, 2/1/2021	1,625,000	1,768,162
5.00%, 5/1/2022	9,705,000	10,851,646
5.00%, 9/1/2022	15,000,000	16,883,850
Maryland, State Department of Transportation Revenue:
5.00%, 9/1/2020	100,000	107,688
5.00%, 2/15/2023	160,000	181,277
5.00%, 5/1/2023	135,000	153,552
Maryland, State Economic Development Corp. Lease Revenue 5.00%, 6/1/2018	150,000	150,816
Maryland, State General Obligation:
5.00%, 6/1/2022	14,175,000	15,876,425
5.00%, 3/1/2023	100,000	109,035
Series A, 4.00%, 8/1/2019	625,000	644,450
Series A, 5.00%, 8/1/2019	760,000	793,592
Series A, 5.00%, 3/1/2020	1,315,000	1,397,003
Series A, 5.00%, 8/1/2020	135,000	145,058
Series A, 5.00%, 3/1/2021	13,030,000	14,199,442
Series A, 5.00%, 6/1/2021	15,755,000	17,281,817

Security Description	Principal Amount	Value

Series A, 5.00%, 8/1/2021	$1,535,000	$1,690,311
Series A, 5.00%, 3/1/2022	5,075,000	5,653,042
Series A, 5.00%, 3/15/2022	200,000	223,000
Series A, 5.00%, 8/1/2022	5,015,000	5,635,606
Series A, 5.00%, 3/1/2023	1,420,000	1,611,189
Series A, 5.00%, 8/1/2023	450,000	495,995
Series A, 5.00%, 3/1/2024	100,000	109,035
Series B, 4.50%, 8/1/2019	3,170,000	3,289,382
Series B, 4.50%, 8/1/2021	185,000	200,747
Series B, 5.00%, 8/1/2021	605,000	666,214
Series B, 5.00%, 8/1/2022	10,000,000	11,237,500
Series B, 5.00%, 8/1/2024	1,820,000	2,046,845
Series C, 4.00%, 8/15/2018	105,000	105,985
Series C, 5.00%, 8/1/2019	520,000	542,984
Series C, 5.00%, 8/1/2020	4,415,000	4,743,917
Series C, 5.00%, 8/1/2021	755,000	831,391
Series C, 5.00%, 8/1/2022	2,660,000	2,989,175
Series E -REF, 5.00%, 8/1/2019	115,000	120,083
Maryland, State Stadium Authority Revenue 5.00%, 5/1/2023	1,500,000	1,694,565
Montgomery County, MD, General Obligation:
Series A, 5.00%, 11/1/2019	10,900,000	11,467,999
Series A, 5.00%, 11/1/2020	200,000	216,310
Series A, 5.00%, 11/1/2021	2,320,000	2,569,284
Series B, 5.00%, 11/1/2020	4,800,000	5,191,440
Prince George County, MD, General Obligation:
Series A, 5.00%, 9/1/2020	1,070,000	1,152,262
Series A, 5.00%, 9/15/2020	255,000	274,916
Series A, 5.00%, 3/1/2022	180,000	200,502
Series B, 4.00%, 3/1/2019	350,000	357,788
Series B, 4.00%, 7/15/2020	840,000	883,075
Series B, 4.00%, 7/15/2022	905,000	979,310
Washington Suburban Sanitary Commission 5.00%, 6/1/2020	100,000	106,971
Washington, MD, Suburban Sanitary Commission, General Obligation:
3.00%, 6/1/2019	260,000	264,196
4.00%, 6/1/2020	210,000	220,202
5.00%, 6/1/2020	2,790,000	2,984,491
5.00%, 6/1/2022	500,000	560,015
5.00%, 6/1/2023	3,000,000	3,421,770

		222,346,272

MASSACHUSETTS — 4.9%
Boston, MA, General Obligation:
Series A, 5.00%, 3/1/2020	150,000	159,443
Series A, 5.00%, 4/1/2022	1,685,000	1,883,628
Massachusetts, Development Finance Agency Revenue Series A, 5.00%, 7/15/2021	3,700,000	4,076,993

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Massachusetts, State Bay Transportation Authority Revenue 4.00%, 12/1/2021	$170,000	$182,628
Massachusetts, State Clean Water Trust, Revenue:
5.00%, 8/1/2020	775,000	833,110
5.00%, 8/1/2022	13,845,000	15,582,824
Series 16B, 5.00%, 8/1/2018	100,000	101,144
Series 17A, 5.00%, 2/1/2020	3,840,000	4,069,171
Series 20, 5.00%, 2/1/2022	1,050,000	1,169,185
Series 2017, 5.00%, 8/1/2021	100,000	110,255
Series 2017, 5.00%, 8/1/2022	1,535,000	1,727,673
Massachusetts, State Federal Highway Revenue:
Series A, 5.00%, 6/15/2021	13,320,000	14,259,145
Series A, 5.00%, 6/15/2022	10,625,000	11,642,662
Massachusetts, State General Obligation:
Series A, 5.00%, 3/1/2019	150,000	154,704
Series A, 5.00%, 12/1/2019	595,000	627,213
Series A, 5.00%, 3/1/2021	10,135,000	11,044,616
Series A, 5.00%, 7/1/2021	5,000,000	5,495,250
Series A, 5.00%, 3/1/2022	1,625,000	1,809,437
Series A, 5.00%, 7/1/2022	2,875,000	3,224,226
Series B, 5.00%, 8/1/2019	135,000	140,931
Series B, 5.00%, 8/1/2020	385,000	413,594
Series B, 5.00%, 8/1/2022	2,500,000	2,808,275
Series C, 5.00%, 8/1/2019	10,000,000	10,439,300
Series C, 5.00%, 8/1/2020	125,000	134,284
Series C, 5.00%, 10/1/2021	10,000,000	11,054,000
Series C, 5.00%, 8/1/2022	2,710,000	3,044,170
Series C, 5.00%, 10/1/2022	7,920,000	8,925,523
Series C, 5.00%, 2/1/2023	6,725,000	7,615,726
Series D, 5.00%, 4/1/2022	1,780,000	1,985,483
Series D, 5.00%, 4/1/2023	2,160,000	2,454,430
Series D-1-R, 1.05%, 8/1/2043 (a)	830,000	813,973
Series D-2-R, 1.70%, 8/1/2043 (a)	13,400,000	13,092,068
Series E, 4.00%, 9/1/2021	200,000	214,080
Series E, 5.00%, 11/1/2019	200,000	210,326
Series E, 5.00%, 11/1/2022	9,690,000	10,937,394
Series E, 5.00%, 9/1/2028	9,055,000	10,179,993
Massachusetts, State School Building Authority, Sales Tax Revenue Series B, 4.00%, 8/15/2020	125,000	131,550
Massachusetts, State Transportation Fund Revenue:
Series A, 5.00%, 6/1/2020	165,000	176,538
Series A, 5.00%, 6/1/2021	2,290,000	2,514,145

Security Description	Principal Amount	Value

Massachusetts, State Water Pollution Abatement Trust Revenue 5.00%, 8/1/2019	$125,000	$130,508
Massachusetts, State Water Resources Authority Revenue Series C-GREEN BOND, 4.00%, 8/1/2022	8,430,000	9,132,725
University of Massachusetts, Building Authority Revenue:
5.00%, 11/1/2019	125,000	131,414
Series 2, 5.00%, 11/1/2021	6,055,000	6,694,529
Series 2, 5.00%, 11/1/2022	1,735,000	1,953,489

		183,481,755

MICHIGAN — 0.8%
Chippewa Valley Schools, General Obligation 5.00%, 5/1/2020	1,525,000	1,621,807
Michigan, State Building Authority Revenue:
Series I, 5.00%, 4/15/2019	470,000	486,210
Series I, 5.00%, 4/15/2020	3,085,000	3,279,941
Series I, 5.00%, 10/15/2021 .	1,520,000	1,676,438
Series I-A, 5.00%, 10/15/2022	200,000	224,218
Michigan, State Finance Authority Revenue:
5.00%, 10/1/2019	245,000	257,030
Series A, 5.00%, 1/1/2019	275,000	282,051
Series A, 5.00%, 5/1/2019	225,000	232,893
Series B, 5.00%, 10/1/2021	2,575,000	2,850,087
Series I, 5.00%, 4/15/2022	50,000	55,518
Michigan, State General Obligation:
Series A, 5.00%, 12/1/2018	200,000	204,544
Series A, 5.00%, 12/1/2019	120,000	126,558
Series A, 5.00%, 12/1/2020	3,690,000	3,996,381
Series A, 5.00%, 12/1/2021	3,000,000	3,326,220
Michigan, State Trunk Line Revenue:
5.00%, 11/15/2019	2,585,000	2,719,136
5.00%, 11/15/2020	150,000	162,173
Rochester, MI, Community School District, General Obligation Series I, 5.00%, 5/1/2021	780,000	850,231
University of Michigan, Revenue:
5.00%, 4/1/2020	1,345,000	1,433,044
Series A, 4.00%, 4/1/2019	1,540,000	1,577,545
Series A, 5.00%, 4/1/2020	1,735,000	1,848,573
Series A, 5.00%, 4/1/2021	1,930,000	2,111,613
Series A, 5.00%, 4/1/2022	1,405,000	1,570,621

		30,892,832

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

MINNESOTA — 1.9%
Minneapolis, MN, Special School District No. 1 Series D, 5.00%, 2/1/2020	$100,000	$105,763
Minnesota, State 911 Services Revenue 5.00%, 6/1/2021	210,000	230,351
Minnesota, State General Fund Revenue Series A, 5.00%, 6/1/2020	155,000	165,771
Minnesota, State General Obligation:
5.00%, 8/1/2019	370,000	386,254
Series A, 5.00%, 8/1/2019	780,000	814,266
Series A, 5.00%, 8/1/2020	1,100,000	1,181,697
Series A, 5.00%, 10/1/2021	100,000	110,576
Series A, 5.00%, 8/1/2022	13,070,000	14,693,294
Series D, 5.00%, 10/1/2019	330,000	346,203
Series D, 5.00%, 8/1/2020	620,000	666,047
Series D, 5.00%, 8/1/2021	5,060,000	5,573,691
Series D, 5.00%, 8/1/2022	2,470,000	2,776,774
Series E, 2.50%, 8/1/2020	105,000	106,835
Series E, 3.00%, 8/1/2021	125,000	129,576
Series F, 5.00%, 10/1/2020	1,220,000	1,316,368
Series F, 5.00%, 10/1/2021	5,000,000	5,528,800
Minnesota, State Public Facilities Authority:
Series A, 5.00%, 3/1/2022	5,140,000	5,733,670
Series B, 3.00%, 3/1/2021	4,585,000	4,733,737
Rosemount-Apple Valley-Eagan Independent School District No. 196, General Obligation:
Series A, 5.00%, 2/1/2020	3,000,000	3,176,250
Series A, 5.00%, 2/1/2021	5,000,000	5,437,650
Shakopee, MN, Independent School District No. 720, General Obligation:
Series A, 5.00%, 2/1/2020	1,675,000	1,773,088
Series A, 5.00%, 2/1/2021	4,795,000	5,207,754
University of Michigan, Revenue Series B, 5.00%, 12/1/2019	425,000	448,298
University of Minnesota, Revenue Series B, 5.00%, 12/1/2022	8,190,000	9,266,330
Western Minnesota Municipal Power Agency 4.00%, 1/1/2019	265,000	269,842

		70,178,885

MISSISSIPPI — 0.0% (b)
Mississippi, State General Obligation Series C, 5.00%, 10/1/2019	70,000	73,394

Security Description	Principal Amount	Value

MISSOURI — 0.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue:
Series A, 5.00%, 10/1/2019	$435,000	$456,093
Series A, 5.00%, 10/1/2020	140,000	150,809
Missouri, State Highways & Transportation Commission Revenue:
Series A, 5.00%, 5/1/2018	175,000	175,481
Series A, 5.00%, 5/1/2021	6,830,000	7,479,260
Series A, 5.00%, 5/1/2022	300,000	335,694
Series B, 5.00%, 5/1/2023	6,000,000	6,843,120
Springfield, MO, State Public Utility Revenue:
5.00%, 8/1/2019	100,000	104,353
5.00%, 8/1/2020	8,145,000	8,742,192
5.00%, 8/1/2021	195,000	214,399
University of Missouri, Revenue:
Series A, 4.00%, 11/1/2019	355,000	367,599
Series A, 5.00%, 11/1/2019	770,000	809,262
Series A, 5.00%, 11/1/2021	125,000	138,295

		25,816,557

NEBRASKA — 0.2%
Lincoln, NE, Electric System Revenue 5.00%, 9/1/2019	1,150,000	1,203,670
Omaha, NE, Metropolitan Utilities District Revenue 5.00%, 12/1/2021	200,000	221,374
Omaha, NE, State Public Power District Electric Revenue:
Series B, 5.00%, 2/1/2019	475,000	488,419
Series B, 5.00%, 2/1/2020	1,180,000	1,250,635
Series B, 5.00%, 2/1/2021	2,920,000	3,173,047

		6,337,145

NEVADA — 1.0%
Clark County, NV, General Obligation:
5.00%, 6/1/2020	330,000	352,787
5.00%, 11/1/2020	255,000	275,594
5.00%, 7/1/2021	260,000	285,496
5.00%, 11/1/2021	415,000	459,442
5.00%, 6/1/2022	100,000	111,748
Series A, 5.00%, 7/1/2018	130,000	131,112
Clark County, NV, Revenue 5.00%, 7/1/2020	280,000	300,000
Clark County, NV, Water Reclamation District, General Obligation 5.00%, 7/1/2021	8,420,000	9,251,222
Las Vegas Valley, NV, Water District, General Obligation: Series A, 4.00%, 6/1/2020	140,000	146,710

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.00%, 6/1/2020	$2,625,000	$2,806,256
Series A, 5.00%, 6/1/2021	4,490,000	4,916,415
Nevada, State General Obligation:
Series D, 5.00%, 3/1/2020	615,000	652,515
Series D, 5.00%, 4/1/2020	11,410,000	12,136,018
5.00%, 12/1/2020	5,810,000	6,290,836
Truckee Meadows, NV, Water Authority Revenue 4.00%, 7/1/2020	100,000	104,951

		38,221,102

NEW JERSEY — 0.4%
Bergen County, NJ, General Obligation:
4.00%, 10/15/2019	6,670,000	6,908,386
5.00%, 10/15/2020	205,000	221,386
New Jersey, Educational Facilities Authority Revenue:
Series A, 5.00%, 7/1/2020	105,000	112,668
Series B, 4.00%, 7/1/2019	80,000	82,375
Series B, 5.00%, 7/1/2022	5,095,000	5,729,327
Rutgers, NJ, State University Revenue:
Series J, 5.00%, 5/1/2019	695,000	719,916
Series J, 5.00%, 5/1/2020	190,000	202,544
Series J, 5.00%, 5/1/2021	145,000	158,328

		14,134,930

NEW MEXICO — 0.9%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2019	1,010,000	1,051,864
5.00%, 7/1/2021	600,000	659,232
Series A, 5.00%, 7/1/2018	125,000	126,063
Series A, 5.00%, 7/1/2019	1,605,000	1,671,527
Series A, 5.00%, 7/1/2020	95,000	101,808
Albuquerque, NM, Municipal School District No. 12, General Obligation Series B, 5.00%, 8/1/2019	3,940,000	4,111,508
New Mexico, State Finance Authority Revenue:
Series D, 5.00%, 6/1/2019	185,000	192,073
Series D, 5.00%, 6/1/2022	250,000	279,902
New Mexico, State General Obligation:
5.00%, 3/1/2022	1,090,000	1,212,407
Series A, 5.00%, 3/1/2022	2,250,000	2,505,375
Series B, 5.00%, 3/1/2022	6,750,000	7,516,125
New Mexico, State Severance Tax Permanent Fund:
Series A, 5.00%, 7/1/2021	150,000	156,217
Series B, 4.00%, 7/1/2021	125,000	133,219
Series B, 4.00%, 7/1/2022	290,000	312,869
Series B, 4.00%, 7/1/2023	130,000	141,662

Security Description	Principal Amount	Value

New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2018	$345,000	$347,967
Series A, 5.00%, 7/1/2021	1,415,000	1,552,340
Series A, 5.00%, 7/1/2022	8,295,000	9,274,084
Series B, 4.00%, 7/1/2019	560,000	576,274

		31,922,516

NEW YORK — 14.7%
Battery Park City Authority Revenue Series A, 5.00%, 11/1/2020	2,100,000	2,275,686
Erie County, NY, Industrial Development Agency School Facility Revenue:
5.00%, 5/1/2019	100,000	103,716
Series A, 5.00%, 5/1/2021	3,275,000	3,587,369
Metropolitan New York, NY, Transportation Authority Revenue Series B, 5.00%, 11/15/2022	8,000,000	8,993,040
Metropolitan Transportation Authority Revenue:
Series A, 4.00%, 11/15/2018	340,000	345,086
Series A, 5.00%, 11/15/2019	120,000	126,346
Series A, 5.00%, 11/15/2021	200,000	221,790
Series A, 5.00%, 11/15/2022	6,070,000	6,860,496
Series A1, 5.00%, 11/15/2020	210,000	226,874
Series B, 5.00%, 11/15/2019	125,000	131,569
Series B, 5.00%, 11/15/2020	110,000	118,839
Series B, 5.00%, 11/15/2022	7,310,000	8,217,390
Series C, 5.00%, 11/15/2019	265,000	278,926
Series C, 5.00%, 11/15/2020	225,000	243,079
Series C, 5.00%, 11/15/2021	1,385,000	1,529,746
Series D, 5.00%, 11/15/2020	200,000	216,070
Nassau County, NY, Interim Finance Authority Revenue Series A, 5.00%, 11/15/2020	1,315,000	1,426,630
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue
Series A, 5.00%, 10/1/2019	2,500,000	2,621,975
New York & New Jersey, NY, Port Authority Revenue:
5.00%, 10/15/2021	125,000	138,406
Series 179, 5.00%, 12/1/2018	115,000	117,597
Series 179, 5.00%, 12/1/2020	235,000	254,832
Series 180, 5.00%, 6/1/2021	125,000	137,195
Series 189, 5.00%, 5/1/2019	10,995,000	11,385,542
Series 189, 5.00%, 5/1/2020	3,425,000	3,656,187
New York City Transitional Finance Authority, Future Tax Secured Revenue:
Series A-1, 4.00%, 8/1/2019	1,200,000	1,237,188
Series A-1, 5.00%, 8/1/2019	1,275,000	1,331,176

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series A-1, 5.00%, 8/1/2020	$1,125,000	$1,208,554
Series A-1, 5.00%, 11/1/2021	2,305,000	2,550,990
Series A-1, 5.00%, 8/1/2022	100,000	112,243
Series B, 5.00%, 11/1/2018	195,000	198,886
Series B, 5.00%, 11/1/2020	130,000	140,568
Series C, 5.00%, 11/1/2019	15,350,000	16,142,520
Series C, 5.00%, 11/1/2020	8,450,000	9,136,901
Series C, 5.00%, 11/1/2021	4,725,000	5,229,252
Series C, 5.00%, 11/1/2022	3,345,000	3,772,458
Series E, 5.00%, 11/1/2019	150,000	157,745
Series E-1, 5.00%, 2/1/2020	400,000	423,796
Series F-1, 5.00%, 2/1/2021	4,180,000	4,543,451
New York City Water & Sewer System Revenue:
4.00%, 6/15/2021	100,000	106,906
Series DD, 5.00%, 6/15/2023.	200,000	228,848
Series DD-2-BLOCK 1, 5.00%, 6/15/2021	2,000,000	2,200,060
New York State, Thruway Authority, Highway & Bridge Trust Fund Revenue: Series A, 4.00%, 4/1/2020	115,000	120,258
Series A., 5.00%, 4/1/2020	125,000	133,158
New York, NY, City Transitional Finance Authority Building Aid Revenue
Series S-1, 5.00%, 7/15/2022	150,000	168,642
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
Series S-1, 5.00%, 7/15/2018.	325,000	328,260
Series S-1, 5.00%, 7/15/2020.	250,000	268,218
Series S-1, 5.00%, 7/15/2021.	1,450,000	1,595,305
Series S-2, 5.00%, 7/15/2020.	1,500,000	1,610,355
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2019	350,000	368,071
5.00%, 11/1/2020	150,000	162,194
5.00%, 11/1/2022	15,000,000	16,916,850
Series A-1, 5.00%, 8/1/2021	355,000	390,678
Series C, 5.00%, 11/1/2020	315,000	340,606
Series C, 5.00%, 11/1/2022	350,000	394,727
Series F-1, 5.00%, 2/1/2022	1,500,000	1,666,155
Series I, 5.00%, 5/1/2021	290,000	317,205
New York, NY, General Obligation:
5.00%, 8/1/2021	2,315,000	2,543,722
Series A, 2.00%, 8/1/2021	100,000	100,191
Series A, 5.00%, 8/1/2018	365,000	369,077
Series A, 5.00%, 8/1/2019	6,410,000	6,689,027
Series A, 5.00%, 8/1/2020	890,000	954,828
Series A, 5.00%, 8/1/2021	640,000	703,232
Series A, 5.00%, 8/1/2022	16,305,000	18,258,013
Series A-1, 3.00%, 8/1/2020	5,350,000	5,496,857
Series A-1, 4.00%, 8/1/2020	10,525,000	11,052,829
Series A-1, 5.00%, 8/1/2021	3,360,000	3,691,968

Security Description	Principal Amount	Value

Series B, 5.00%, 8/1/2019	$3,575,000	$3,730,620
Series B, 5.00%, 8/1/2020	180,000	193,111
Series B, 5.00%, 8/1/2022	1,130,000	1,265,351
Series C, 3.00%, 8/1/2019	150,000	152,607
Series C, 5.00%, 8/1/2018	285,000	288,183
Series C, 5.00%, 8/1/2020	320,000	343,308
Series C, 5.00%, 8/1/2022	14,345,000	16,063,243
Series D, 5.00%, 8/1/2019	190,000	198,271
Series D, 5.00%, 8/1/2020	180,000	193,111
Series E, 5.00%, 8/1/2020	275,000	295,031
Series E, 5.00%, 8/1/2021	11,180,000	12,284,584
Series E, 5.00%, 8/1/2022	150,000	167,967
Series G, 5.00%, 8/1/2019	2,820,000	2,942,755
Series G, 5.00%, 8/1/2020	100,000	107,284
Series G, 5.00%, 8/1/2022	750,000	839,835
Series I, 5.00%, 8/1/2020	10,190,000	10,932,240
Series I, 5.00%, 3/1/2021	5,480,000	5,960,432
Series J, 5.00%, 8/1/2019	14,095,000	14,708,555
Series J, 5.00%, 8/1/2020	4,195,000	4,500,563
Series J, 5.00%, 8/1/2021	225,000	247,230
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 3.00%, 12/1/2018	235,000	237,230
New York, NY, Sales Tax Asset Receivables Corp., Revenue:
Series A, 4.00%, 10/15/2023	100,000	109,986
Series A, 5.00%, 10/15/2019	385,000	404,747
Series A, 5.00%, 10/15/2020	2,160,000	2,337,682
Series A, 5.00%, 10/15/2021	125,000	138,633
Series A, 5.00%, 10/15/2022	325,000	367,656
New York, State Convention Center Development Corp., Revenue 5.00%, 11/15/2018	130,000	132,724
New York, State Dormitory Authority Revenue:
5.00%, 5/15/2020	175,000	187,030
5.00%, 6/15/2020	6,125,000	6,558,099
5.00%, 10/1/2020	2,790,000	3,013,925
5.00%, 3/15/2021	100,000	109,062
5.00%, 2/15/2022	3,600,000	4,002,696
Series A, 5.00%, 12/15/2018	195,000	199,772
Series A, 5.00%, 2/15/2019	405,000	417,045
Series A, 5.00%, 3/15/2020	295,000	313,417
Series A, 5.00%, 2/15/2021	4,865,000	5,295,115
Series A, 5.00%, 2/15/2022	4,275,000	4,753,201
Series A, 5.00%, 3/15/2022	7,500,000	8,362,500
Series A, 5.00%, 7/1/2022	2,010,000	2,258,516
Series B, 5.00%, 10/1/2019	4,275,000	4,490,075
Series C, 5.00%, 3/15/2020	2,280,000	2,422,340
Series E, 5.00%, 3/15/2020	1,865,000	1,981,432
Series E, 5.00%, 2/15/2022	5,175,000	5,753,875
New York, State Dormitory Authority Revenue, Non State Supported Debt:
Series A, 4.00%, 7/1/2020	3,765,000	3,954,831
Series A, 5.00%, 7/1/2020	1,325,000	1,420,850

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

New York, State Dormitory Authority Revenue, State Supported Debt:
Series A, 5.00%, 10/1/2020	$125,000	$134,810
Series A, 5.00%, 10/1/2021	215,000	237,508
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.00%, 2/15/2022	15,045,000	16,727,934
Series C, 5.00%, 3/15/2019	1,295,000	1,337,087
Series D, 4.00%, 2/15/2021	2,015,000	2,137,129
Series D, 5.00%, 2/15/2020	615,000	651,888
Series D, 5.00%, 2/15/2021	5,255,000	5,719,595
Series D, 5.00%, 2/15/2022	12,975,000	14,426,383
Series E, 5.00%, 3/15/2021	640,000	697,997
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2019	145,000	149,713
Series A, 5.00%, 3/15/2020	7,710,000	8,191,335
Series A, 5.00%, 3/15/2021	21,610,000	23,586,880
Series A, 5.00%, 3/15/2022	1,815,000	2,023,725
Series A, 5.00%, 3/15/2023	125,000	141,894
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.00%, 2/15/2020	370,000	392,193
Series A, 5.00%, 3/15/2020	5,330,000	5,662,752
Series A, 5.00%, 2/15/2021	605,000	658,488
Series A, 5.00%, 3/15/2022	2,950,000	3,285,680
Series A, 5.00%, 3/15/2023	1,900,000	2,152,016
Series D, 4.00%, 2/15/2019	325,000	331,880
Series D, 5.00%, 2/15/2023	1,845,000	2,086,695
Series E, 5.00%, 2/15/2020	5,025,000	5,326,399
Series E, 5.00%, 2/15/2023	5,510,000	6,231,810
New York, State Environmental Facilities Corp., Revenue:
5.00%, 6/15/2020	660,000	707,414
5.00%, 6/15/2021	3,110,000	3,421,093
5.00%, 6/15/2022	6,220,000	6,991,964
Series A, 5.00%, 6/15/2021	470,000	517,014
Series D, 5.00%, 3/15/2020	210,000	223,694
New York, State General Obligation:
Series C, 5.00%, 4/15/2019	2,530,000	2,620,979
Series C, 5.00%, 4/15/2020	8,485,000	9,063,338
Series E, 5.00%, 12/15/2019 .	325,000	343,619
New York, State Urban Development Corp., Revenue:
Series A, 5.00%, 3/15/2019	2,900,000	2,994,250
Series A, 5.00%, 3/15/2020	16,860,000	17,912,570
Series A, 5.00%, 3/15/2021	10,505,000	11,456,963
Series A, 5.00%, 3/15/2022	31,040,000	34,572,041
Series A-1, 5.00%, 3/15/2020	300,000	318,729
Series A-1, 5.00%, 3/15/2022	4,315,000	4,806,004

Security Description	Principal Amount	Value

Series D, 5.00%, 3/15/2020	$7,950,000	$8,446,318
Series D, 5.00%, 3/15/2021	14,650,000	15,977,583
Series D, 5.00%, 3/15/2022	1,520,000	1,692,961
Series D, 5.00%, 3/15/2023	7,850,000	8,891,224
Series E, 5.00%, 3/15/2020	125,000	132,804
Series E, 5.00%, 3/15/2023	125,000	141,580
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series B, 4.00%, 11/15/2020	400,000	423,232
Series B, 5.00%, 11/15/2018	250,000	255,363
Series B, 5.00%, 11/15/2019	200,000	210,674
Series B, 5.00%, 11/15/2021	1,220,000	1,355,176
Utility Debt Securitization Authority Revenue:
Series B, 5.00%, 6/15/2020	495,000	498,455
Series B, 5.00%, 12/15/2020	150,000	153,618
Series B, 5.00%, 6/15/2023	1,000,000	1,099,050
Westchester County, NY, General Obligation Series A, 5.00%, 1/1/2021	3,000,000	3,260,910

		551,993,485

NORTH CAROLINA — 2.1%
Buncombe County, NC, Revenue Series A, 5.00%, 6/1/2019	920,000	955,825
Charlotte, NC, General Obligation 5.00%, 12/1/2021	250,000	277,840
Guilford County, NC, General Obligation:
4.00%, 3/1/2021	3,575,000	3,799,153
Series A, 5.00%, 2/1/2021	2,535,000	2,760,539
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 9/1/2019	200,000	209,390
Series A, 5.00%, 9/1/2022	3,345,000	3,772,658
Mecklenburg County, NC, State Revenue Series A, 5.00%, 10/1/2019	1,120,000	1,175,328
North Carolina, Municipal Power Agency No. 1 Series A, 4.00%, 1/1/2019	355,000	361,408
North Carolina, Revenue:
Series A, 5.00%, 5/1/2019	140,000	145,034
Series A, 5.00%, 5/1/2020	135,000	144,084
Series B, 5.00%, 11/1/2020	150,000	162,273
Series B, 5.00%, 6/1/2021	195,000	214,024
Series B, 5.00%, 6/1/2022	115,000	128,706
Series C, 5.00%, 5/1/2019	300,000	310,788
Series C, 5.00%, 5/1/2020	455,000	485,617
North Carolina, State Eastern Municipal Power Agency, Revenue Series B, 5.00%, 1/1/2021	320,000	347,472
North Carolina, State General Obligation:
5.00%, 6/1/2022	4,000,000	4,490,360

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.00%, 6/1/2019	$3,250,000	$3,375,775
Series A, 5.00%, 6/1/2021	205,000	225,264
Series B, 5.00%, 6/1/2020	2,265,000	2,424,886
Series C, 3.75%, 5/1/2019	125,000	127,845
Series D, 3.00%, 6/1/2019	6,185,000	6,282,723
Series D, 4.00%, 6/1/2021	10,000,000	10,682,400
Series E, 5.00%, 5/1/2019	13,165,000	13,639,730
Series E, 5.00%, 5/1/2020	16,475,000	17,593,982
North Carolina, State Revenue:
Series B, 5.00%, 5/1/2019	120,000	124,315
Series C, 5.00%, 5/1/2021	100,000	109,506
Wake County, NC, Revenue:
5.00%, 9/1/2020	100,000	107,762
Series A, 5.00%, 12/1/2021	2,895,000	3,210,874
Series A, 5.00%, 12/1/2022	100,000	112,952

		77,758,513

OHIO — 2.8%
Cincinnati, OH, General Obligation:
Series A, 5.00%, 12/1/2019	100,000	105,397
Series A, 5.00%, 12/1/2020	250,000	270,758
Columbus, OH, General Obligation:
Series 1, 5.00%, 7/1/2020	275,000	294,643
Series 2012-3, 5.00%, 8/15/2018	320,000	324,083
Series A, 5.00%, 7/1/2019	600,000	624,642
Franklin, OH, General Obligation 5.00%, 6/1/2022	415,000	464,812
Hamilton County, OH, Sewer System Revenue:
Series A, 5.00%, 12/1/2019	1,690,000	1,780,922
Series A, 5.00%, 12/1/2022	100,000	112,810
Miami University, OH, Revenue 5.00%, 9/1/2022	1,250,000	1,401,375
Ohio, State General Obligation:
5.00%, 9/1/2020	6,380,000	6,865,773
Series A, 3.00%, 5/1/2020	700,000	718,060
Series A, 4.00%, 5/1/2021	5,540,000	5,893,009
Series A, 4.00%, 5/1/2022	250,000	266,315
Series A, 5.00%, 9/15/2019	4,245,000	4,449,779
Series A, 5.00%, 5/1/2020	145,000	154,634
Series A, 5.00%, 9/15/2020	870,000	937,295
Series A, 5.00%, 9/15/2021	7,695,000	8,490,586
Series A, 5.00%, 3/15/2022	5,535,000	6,160,344
Series A, 5.00%, 5/1/2025	270,000	302,014
Series B, 5.00%, 6/15/2019	120,000	124,842
Series B, 5.00%, 9/15/2019	20,000	20,965
Series B, 5.00%, 6/15/2026	4,415,000	4,953,453
Series C, 3.00%, 11/1/2020	8,460,000	8,718,876
Series C, 4.00%, 11/1/2021	1,575,000	1,688,290
Series C, 5.00%, 11/1/2022	6,475,000	7,296,418
Series R, 5.00%, 5/1/2019	2,075,000	2,150,053
Series R, 5.00%, 5/1/2022	9,315,000	10,396,192
Series S, 5.00%, 5/1/2021	2,260,000	2,471,287
Series S, 5.00%, 5/1/2022	185,000	206,473

Security Description	Principal Amount	Value
Series ST, 5.00%, 9/1/2021	$200,000	$220,450
Ohio, State Infrastructure Project Revenue:
Series 1A-GARVEE, 5.00%, 12/15/2019	2,755,000	2,902,365
Series 1A-GARVEE, 5.00%, 12/15/2020	320,000	346,157
Series 1-GARVEE, 4.00%, 12/15/2019	125,000	129,603
Series 2016-1 GARVEE, 5.00%, 12/15/2021	2,550,000	2,822,416
Ohio, State Turnpike & Infrastructure Commission Revenue Series A, 3.00%, 2/15/2022	6,495,000	6,720,701
Ohio, State Water Development Authority Revenue:
Series A, 5.00%, 6/1/2019	125,000	129,838
Series A, 5.00%, 12/1/2019	1,500,000	1,581,210
Series A, 5.00%, 6/1/2020	100,000	107,015
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 6/1/2019	250,000	259,675
5.00%, 12/1/2022	2,635,000	2,985,060
Series B, 5.00%, 12/1/2020	315,000	341,583
Series B, 5.00%, 6/1/2022	7,070,000	7,930,631

		104,120,804

OKLAHOMA — 0.2%
Oklahoma, State Capitol Improvement Authority Revenue Series A, 5.00%, 7/1/2022	150,000	167,055
Oklahoma, State Turnpike Authority Revenue Series D, 4.00%, 1/1/2020	100,000	103,952
Oklahoma, State Water Resources Board Revenue:
5.00%, 4/1/2022	3,800,000	4,247,944
5.00%, 4/1/2023	1,815,000	2,066,105
Oklahoma, State Water Utilities Trust, Water & Sewer Revenue 5.00%, 7/1/2019	330,000	343,761
Tulsa, OK, Public Facilities Authority Revenue 3.00%, 6/1/2022	205,000	211,814

		7,140,631

OREGON — 1.4%
Deschutes County, OR, State Administrative School District No. 1 Bend-La Pine, General Obligation: 5.00%, 6/15/2019	195,000	202,845
Series B, 4.00%, 6/15/2019	325,000	334,227

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Oregon, State Department of Authority Services Lottery Revenue:
Series B, 5.00%, 4/1/2019	$500,000	$517,005
Series C, 5.00%, 4/1/2023	1,315,000	1,494,247
Series D, 5.00%, 4/1/2020	885,000	942,392
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A, 5.00%, 11/15/2019 .	140,000	147,542
Series A, 5.00%, 11/15/2021 .	125,000	138,619
Series A, 5.00%, 11/15/2022 .	2,890,000	3,267,752
Oregon, State General Obligation:
5.00%, 5/1/2020	1,185,000	1,264,490
Series A, 5.00%, 5/1/2022	8,830,000	9,876,973
Series D, 4.00%, 5/1/2021	6,085,000	6,480,221
Portland, OR, Sewer System Revenue:
Series A, 5.00%, 8/1/2018	155,000	156,778
Series A, 5.00%, 6/1/2019	150,000	155,911
Series A, 5.00%, 10/1/2019	1,245,000	1,307,262
Series A, 5.00%, 4/1/2020	9,205,000	9,805,718
Series A, 5.00%, 6/1/2021	8,105,000	8,895,724
Series A, 5.00%, 6/15/2021	100,000	109,872
Series B, 5.00%, 6/15/2022	4,250,000	4,762,890
Washington County, OR, General Obligation 5.00%, 3/1/2020	125,000	132,820
Washington County, OR, School District No. 48J Beaverton, General Obligation Series B, 4.00%, 6/15/2019	1,300,000	1,336,907

		51,330,195

PENNSYLVANIA — 2.1%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue Series B, 5.00%, 1/1/2020	330,000	343,679
Pennsylvania, State General Obligation:
5.00%, 2/1/2019	325,000	333,879
5.00%, 3/15/2019	8,600,000	8,868,750
5.00%, 4/1/2019	100,000	103,260
5.00%, 7/1/2019	275,000	286,052
5.00%, 10/15/2019	5,995,000	6,288,455
5.00%, 4/1/2020	800,000	847,016
5.00%, 10/15/2020	10,000	10,730
5.00%, 1/15/2021	12,620,000	13,596,914
5.00%, 3/15/2021	230,000	248,775
5.00%, 7/1/2021	10,255,000	11,165,849
5.00%, 9/15/2021	15,565,000	17,021,417
5.00%, 8/15/2022	7,070,000	7,843,034
5.00%, 1/15/2023	1,300,000	1,446,237
5.00%, 4/1/2028	5,000,000	5,691,750
Series D, 5.00%, 8/15/2019	125,000	130,495

Security Description	Principal Amount	Value

Series D, 5.00%, 8/15/2022	$200,000	$221,868
Pennsylvania, State Higher Educational Facilities Authority Revenue:
5.00%, 6/15/2023	275,000	310,753
Series AN, 5.00%, 6/15/2018.	275,000	276,900
Series AQ, 5.00%, 6/15/2019 .	2,510,000	2,606,384
Pennsylvania, State University Revenue Series B, 5.00%, 9/1/2021	1,375,000	1,516,556

		79,158,753

RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue Series A, 4.00%, 5/15/2021	3,070,000	3,239,311
Rhode Island, State General Obligation:
5.00%, 8/1/2019	270,000	281,788
5.00%, 8/1/2021	4,000,000	4,395,200
Series A, 5.00%, 11/1/2018	115,000	117,278

		8,033,577

SOUTH CAROLINA — 0.3%
Beaufort County, SC, School District, General Obligation:
Series A, 5.00%, 3/1/2020	2,225,000	2,362,883
Series A, 5.00%, 3/1/2021	205,000	223,337
Series A, 5.00%, 3/1/2023	1,000,000	1,132,640
Charleston Educational Excellence Finance Corp., Revenue 5.00%, 12/1/2019	100,000	105,211
Florence County, SC, General Obligation:
4.00%, 6/1/2019	1,130,000	1,161,324
4.00%, 6/1/2021	550,000	585,613
Horry County, SC, School District, General Obligation 5.00%, 3/1/2021	2,435,000	2,653,541
South Carolina, State General Obligation Series A, 5.00%, 10/1/2019	2,695,000	2,829,777

		11,054,326

TENNESSEE — 1.2%
Chattanooga, TN, Electric Revenue Series A, 5.00%, 9/1/2022	1,575,000	1,774,222
Hamilton, TN, General Obligation Series A, 5.00%, 4/1/2023	3,500,000	3,986,010
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2020	5,000,000	5,357,150
5.00%, 7/1/2022	4,665,000	5,225,593

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/2021	$165,000	$178,888
Series A, 5.00%, 7/1/2021	100,000	109,806
Series C, 5.00%, 7/1/2021	120,000	131,767
Series C, 5.00%, 7/1/2022	2,500,000	2,800,425
Nashville & Davidson County, TN, Metropolitan Government Revenue Series B, 5.00%, 5/15/2023	2,000,000	2,277,860
Shelby, TN, General Obligation Series A, 5.00%, 4/1/2021	215,000	234,771
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2021	3,735,000	4,118,024
Series A, 5.00%, 8/1/2022	6,415,000	7,220,211
Series B, 5.00%, 8/1/2022	1,500,000	1,688,280
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2018	300,000	306,066
5.00%, 11/1/2019	3,380,000	3,556,673
5.00%, 11/1/2021	25,000	27,686
5.00%, 11/1/2022	1,125,000	1,269,292
Series B, 5.00%, 11/1/2019	165,000	173,625
Series B, 5.00%, 11/1/2020	3,025,000	3,270,116

		43,706,465

TEXAS — 12.5%
5.00%, 2/15/2021 (c)	2,005,000	2,179,335
Alvin, TX, Independent School District, General Obligation:
Series B, 3.00%, 2/15/2033 (a) (c)	1,050,000	1,066,464
Series C, 3.00%, 2/15/2020 (c)	3,750,000	3,839,137
Series C, 5.00%, 2/15/2021 (c)	2,400,000	2,608,680
Austin, TX, Electric Utility System Revenue
Series A, 5.00%, 11/15/2021 .	125,000	138,249
Austin, TX, General Obligation:
5.00%, 9/1/2020	2,980,000	3,204,692
5.00%, 9/1/2021	1,375,000	1,515,126
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2019 (c)	280,000	292,225
5.00%, 8/1/2020 (c)	4,095,000	4,390,372
Series B, 5.00%, 8/1/2019	3,760,000	3,931,794
Series B, 5.00%, 8/1/2022 (c)	4,500,000	5,037,030
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2021	165,000	182,794
Series A, 5.00%, 11/15/2020 .	1,660,000	1,796,917
Bexar County, TX, Hospital District, General Obligation 5.00%, 2/15/2021	500,000	541,430
Birdville, Independent School District, General Obligation:

Security Description	Principal Amount	Value
Series A, 5.00%, 2/15/2022 (c)	$245,000	$272,019
Series A, 5.00%, 2/15/2023 (c)	5,000,000	5,652,500
Clear Creek, TX, Independent School District, General Obligation Series B, 3.00%, 2/15/2032 (a) (c)	250,000	253,920
Collin County, TX, Community College District, General Obligation 5.00%, 8/15/2023 (d)	8,955,000	10,232,073
County of Dallas, TX, General Obligation:
5.00%, 8/15/2019	560,000	585,547
5.00%, 8/15/2021	5,025,000	5,527,148
Cypress-Fairbanks, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (c)	260,000	275,694
5.00%, 2/15/2021 (c)	510,000	554,640
5.00%, 2/15/2022 (c)	420,000	466,649
Series B-2, 1.40%, 2/15/2040 (a) (c)	200,000	197,552
Series B-3, 4.00%, 2/15/2040 (a) (c)	150,000	154,371
Series C, 5.00%, 2/15/2020 (c)	1,335,000	1,415,581
Series C, 5.00%, 2/15/2021 (c)	460,000	500,264
Series C, 5.00%, 2/15/2023 (c)	1,380,000	1,560,090
Dallas County, TX, Community College District, General Obligation 5.00%, 2/15/2020	5,000,000	5,302,750
Dallas, TX, Area Rapid Transit Revenue:
Series A, 5.00%, 12/1/2019	3,105,000	3,273,633
Series A, 5.00%, 12/1/2020	3,025,000	3,273,715
Series B, 5.00%, 12/1/2021	2,840,000	3,145,612
Series B, 5.00%, 12/1/2022	1,200,000	1,353,156
Dallas, TX, General Obligation:
5.00%, 2/15/2020	7,900,000	8,363,335
5.00%, 2/15/2021	4,475,000	4,834,119
Series A, 5.00%, 2/15/2020	1,300,000	1,376,245
Dallas, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2021 (c)	35,000	38,546
Denton, TX, Independent School District, General Obligation Zero Coupon, 8/15/2022 (c) ..	100,000	89,977
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2023	250,000	282,910

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Fort Bend, TX, Independent School District, General Obligation Series E, 5.00%, 2/15/2022 (c)	$4,265,000	$4,728,648
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (c)	265,000	280,995
5.00%, 2/15/2022 (c)	2,540,000	2,817,114
Fort Worth, TX, Water & Sewer System Revenue:
Series A, 5.00%, 2/15/2019	165,000	169,879
Series A, 5.00%, 2/15/2021	3,640,000	3,959,665
Series A, 5.00%, 2/15/2023	1,000,000	1,130,500
Frisco, TX, General Obligation:
4.00%, 2/15/2019	100,000	102,082
Series A, 5.00%, 2/15/2023	2,650,000	2,985,384
Frisco, TX, Independent School District, General Obligation:
Series A, 5.00%, 8/15/2021 (c)	3,350,000	3,683,593
Series A, 5.00%, 8/15/2022 (c)	430,000	481,953
Grapevine-Colleyville, TX, Independent School District, General Obligation 5.00%, 8/15/2019 (c)	1,355,000	1,415,880
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue 5.00%, 11/15/2022	665,000	746,609
Harris County, TX, General Obligation:
Series A, 5.00%, 10/1/2019	2,280,000	2,391,606
Series A, 5.00%, 10/1/2020	450,000	484,857
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2019	360,000	378,112
5.00%, 11/1/2020	275,000	296,777
5.00%, 11/1/2021	100,000	110,453
Harris County, TX, Toll Road Authority Revenue Series A, 5.00%, 8/15/2019	325,000	339,693
Houston of Harris County, TX, Port Authority General Obligation:
Series A, 5.00%, 10/1/2020	310,000	333,148
Series A, 5.00%, 10/1/2022	2,700,000	3,018,168
Houston, TX, General Obligation:
Series A, 5.00%, 3/1/2020	5,640,000	5,974,169
Series A, 5.00%, 3/1/2021	12,640,000	13,744,357
Series A, 5.00%, 3/1/2022	385,000	426,553
Series A, 5.00%, 3/1/2023	5,605,000	6,317,788

Security Description	Principal Amount	Value

Houston, TX, Independent School District Public Facility Corp.:
5.00%, 9/15/2019	$4,800,000	$5,027,280
5.00%, 9/15/2020	2,825,000	3,039,982
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (c)	14,950,000	15,852,382
5.00%, 2/15/2022 (c)	10,720,000	11,885,371
5.00%, 2/15/2023 (c)	10,080,000	11,370,643
Series A, 5.00%, 2/15/2021 (c)	4,240,000	4,606,166
Series A, 5.00%, 2/15/2022 (c)	3,035,000	3,364,935
Series C, 5.00%, 2/15/2019	480,000	494,237
Houston, TX, Utilities System Revenue:
Series B, 5.00%, 11/15/2019 .	20,000	21,025
Series B, 5.00%, 11/15/2020 .	115,000	124,117
Series C, 5.00%, 5/15/2020	930,000	991,519
Series D, 5.00%, 11/15/2019 .	110,000	115,636
Series D, 5.00%, 11/15/2020 .	175,000	189,014
Irving, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2022 (c)	145,000	160,934
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2019 (c)	230,000	234,809
5.00%, 2/15/2020 (c)	100,000	106,093
Series A, 5.00%, 2/15/2020 (c)	3,000,000	3,182,790
Series A, 5.00%, 2/15/2021 (c)	330,000	358,694
Series A, 5.00%, 2/15/2022 (c)	3,130,000	3,473,956
Series D, 5.00%, 2/15/2020 (c)	150,000	159,140
Lake Travis, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2021 (c) (d)	2,000,000	2,176,240
Lamar, TX, Consolidated Independent School District, General Obligation:
5.00%, 2/15/2020 (c)	2,845,000	3,016,724
5.00%, 2/15/2022 (c)	170,000	188,681
5.00%, 2/15/2023 (c)	4,000,000	4,518,080
Lewisville, TX, Independent School District, General Obligation:
3.00%, 8/15/2019 (c)	325,000	330,857
Series A, 4.00%, 8/15/2018 (c)	200,000	201,824
Series A, 5.00%, 8/15/2019 (c)	290,000	303,030

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series A, 5.00%, 8/15/2021 (c)	$210,000	$231,128
5.00%, 2/15/2020	730,000	774,479
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2019	3,505,000	3,667,562
5.00%, 9/1/2020	300,000	322,842
5.00%, 9/1/2021	130,000	142,931
Northside, TX, Independent School District, General Obligation:
2.00%, 8/1/2044 (a) (c)	17,265,000	17,303,156
5.00%, 8/1/2021 (c)	2,670,000	2,933,796
Series A, 5.00%, 8/1/2018 (c)	300,000	303,423
Northwest, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2021 (c)	2,120,000	2,304,949
Pasadena, TX, Independent School District, General Obligation Series B, 3.00%, 2/15/2044 (a) (c)	910,000	924,296
Plano, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (c)	385,000	409,705
5.00%, 2/15/2021 (c)	310,000	336,772
Series A, 5.00%, 2/15/2022 (c)	6,355,000	7,050,872
Series B, 5.00%, 2/15/2020 (c)	11,035,000	11,743,116
Series B, 5.00%, 2/15/2021 (c)	300,000	325,908
San Antonio, TX General Obligation 5.00%, 2/1/2019	185,000	190,195
San Antonio, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (c)	695,000	736,950
5.00%, 2/15/2021 (c)	2,930,000	3,185,613
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2020	2,310,000	2,446,018
5.00%, 2/1/2021	135,000	146,738
5.00%, 2/1/2022	4,360,000	4,842,957
Series A, 2.25%, 2/1/2033 (a)	7,500,000	7,552,425
Series B, 2.00%, 2/1/2033 (a)	225,000	224,998
Series D, VRN, 3.00%, 12/1/2045 (a)	375,000	383,588
San Antonio, TX, General Obligation: 5.00%, 2/1/2021	340,000	369,760

Security Description	Principal Amount	Value

5.00%, 2/1/2022	$4,000,000	$4,444,640
San Antonio, TX, Water Revenue:
Series A, 5.00%, 5/15/2019	2,275,000	2,359,721
Series A, 5.00%, 5/15/2020	1,125,000	1,199,419
Southwest Higher Education Authority, Inc. Revenue 5.00%, 10/1/2020	300,000	323,010
Spring Branch Independent School District, General Obligation:
Series A, 5.00%, 2/1/2020 (c)	750,000	794,340
Series A, 5.00%, 2/1/2021 (c)	450,000	488,736
Spring Independent School District, General Obligation 5.00%, 8/15/2020 (c)	2,075,000	2,228,135
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2021	525,000	571,184
5.00%, 3/1/2022	135,000	149,892
Texas Transportation Commission State Highway Fund
Series A, 5.00%, 10/1/2020	100,000	107,771
Texas, State A&M University Revenue:
Series C, 5.00%, 5/15/2020	315,000	336,448
Series C, 5.00%, 5/15/2022	6,795,000	7,602,314
Series D, 5.00%, 5/15/2021	160,000	175,294
Texas, State General Obligation:
5.00%, 4/1/2019	630,000	650,923
5.00%, 4/1/2020	12,745,000	13,561,189
5.00%, 10/1/2020	1,275,000	1,375,062
5.00%, 4/1/2021	7,805,000	8,522,748
5.00%, 10/1/2021	8,150,000	9,006,076
5.00%, 4/1/2022	50,000	55,752
5.00%, 4/1/2023	1,050,000	1,192,590
Series A, 4.00%, 10/1/2019	230,000	237,809
Series A, 4.00%, 10/1/2021	7,125,000	7,633,582
Series A, 5.00%, 10/1/2019	5,020,000	5,264,173
Series A, 5.00%, 10/1/2020	100,000	107,848
Series A, 5.00%, 10/1/2021	1,630,000	1,801,215
Series A, 5.00%, 10/1/2022	1,360,000	1,532,040
Texas, State Transportation Commission, Highway Fund Revenue:
3.00%, 10/1/2021	3,000,000	3,107,970
5.00%, 10/1/2019	7,210,000	7,566,174
5.00%, 10/1/2020	540,000	581,963
5.00%, 10/1/2021	9,115,000	10,056,215
Series A, 5.00%, 4/1/2019	6,645,000	6,869,003
Series A, 5.00%, 4/1/2020	5,870,000	6,242,334
Series A, 5.00%, 4/1/2021	830,000	905,057
Series A, 5.00%, 4/1/2022	175,000	194,773
Series A, 5.00%, 4/1/2023	4,710,000	5,335,300

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series B, 4.00%, 4/1/2026 (a)	$3,010,000	$3,203,814
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2019	1,390,000	1,434,911
Series A, 5.00%, 3/15/2020	1,630,000	1,733,701
Series A, 5.00%, 3/15/2022	2,135,000	2,372,774
Texas, State Water Development Board Revenue:
4.00%, 4/15/2020	2,350,000	2,456,126
5.00%, 10/15/2020	2,020,000	2,180,408
5.00%, 4/15/2021	525,000	573,237
Series A, 4.00%, 10/15/2019	500,000	517,560
Series A, 5.00%, 4/15/2021	360,000	393,077
Series A, 5.00%, 4/15/2023	1,000,000	1,134,240
Trinity River, TX, Authority Regional Wastewater System Revenue:
5.00%, 8/1/2019	350,000	365,516
5.00%, 8/1/2020	410,000	440,061
5.00%, 8/1/2021	240,000	263,794
5.00%, 8/1/2022	160,000	179,235
University of North Texas, Revenue:
Series A, 5.00%, 4/15/2020	1,685,000	1,792,874
Series A, 5.00%, 4/15/2022	1,295,000	1,440,558
University of Texas, Permanent University Fund Revenue:
5.00%, 7/1/2022	200,000	224,294
Series B, 5.00%, 7/1/2021	1,740,000	1,913,513
University of Texas, Revenue:
5.00%, 8/15/2019	8,285,000	8,657,245
5.00%, 8/15/2020	3,090,000	3,321,750
5.00%, 7/1/2022	1,940,000	2,175,652
5.00%, 8/15/2022	415,000	466,244
Series C, 5.00%, 8/15/2021	5,050,000	5,563,332
Series D, 5.00%, 8/15/2020	120,000	129,000
Series D, 5.00%, 8/15/2021	135,000	148,723
Series D, 5.00%, 8/15/2022	1,705,000	1,915,533
Series E, 5.00%, 8/15/2020	195,000	209,625
Series H, 5.00%, 8/15/2020	2,960,000	3,182,000
Series H, 5.00%, 8/15/2021	2,500,000	2,754,125
Series H, 5.00%, 8/15/2022	5,770,000	6,482,480
Series I, 5.00%, 8/15/2021	7,075,000	7,794,174

		468,372,886

UTAH — 0.6%
Jordan, UT, School District, General Obligation:
5.00%, 6/15/2019	1,350,000	1,403,325
5.00%, 6/15/2021	365,000	400,912
Utah, State General Obligation:
5.00%, 7/1/2019	3,100,000	3,229,270
5.00%, 7/1/2021	3,000,000	3,301,140
5.00%, 7/1/2022	12,400,000	13,933,136

Security Description	Principal Amount	Value

Utah, Transit Authority Sales Tax Revenue Series A, 5.00%, 6/15/2020	$160,000	$171,242

		22,439,025

VIRGINIA — 3.2%
Arlington County, VA, General Obligation 5.00%, 8/15/2021	5,570,000	6,147,665
Fairfax County, VA, Economic Development Authority, Transportation District, Improvement Revenue:
5.00%, 4/1/2021	6,360,000	6,931,255
Series A, 5.00%, 10/1/2019	2,175,000	2,282,445
Fairfax County, VA, General Obligation:
5.00%, 10/1/2019	1,000,000	1,049,550
5.00%, 10/1/2021	9,435,000	10,442,940
Series A, 4.00%, 10/1/2019	100,000	103,485
Series A, 4.00%, 10/1/2020	7,105,000	7,498,901
Series B, 4.00%, 10/1/2021	105,000	112,679
Series B, 5.00%, 10/1/2022	1,500,000	1,691,820
Series C, 5.00%, 10/1/2020	755,000	815,211
Series C, 5.00%, 10/1/2021	175,000	193,695
Hampton Roads, VA, Sanitation District Wastewater Revenue Series A, 5.00%, 7/1/2023	1,830,000	2,088,268
Loudoun, VA, General Obligation:
Series A, 5.00%, 12/1/2020	200,000	216,824
Series A, 5.00%, 12/1/2022	4,620,000	5,231,596
Richmond, VA, General Obligation Series B, 5.00%, 7/15/2022	11,965,000	13,420,662
Richmond, VA, Public Utility Revenue:
5.00%, 1/15/2023	100,000	113,080
Series A, 5.00%, 1/15/2020	3,000,000	3,174,720
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2020	5,205,000	5,509,805
5.00%, 2/1/2021	235,000	255,229
5.00%, 2/1/2022	12,925,000	14,346,621
5.00%, 2/1/2023	105,000	118,598
Series A, 5.00%, 2/1/2019	195,000	200,509
Series A, 5.00%, 2/1/2020	4,950,000	5,239,872
Series A, 5.00%, 2/1/2022	10,000	11,100
Series D, 5.00%, 2/1/2022	110,000	122,099
Series E, 5.00%, 2/1/2023	5,000,000	5,647,550
Virginia, State Commonwealth Transportation Board:
5.00%, 9/15/2019	1,010,000	1,058,571
5.00%, 3/15/2021	1,090,000	1,187,468
5.00%, 5/15/2021	2,085,000	2,280,990

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Virginia, State Commonwealth Transportation Board General Obligation:
Series B, 5.00%, 6/1/2021	$5,000,000	$5,489,400
Series B, 5.00%, 6/1/2022	9,055,000	10,153,462
Virginia, State Commonwealth Transportation Board Revenue:
5.00%, 5/15/2020	140,000	149,381
5.00%, 9/15/2020	2,940,000	3,165,204
Virginia, State Public Building Authority Revenue
Series B, 5.00%, 8/1/2022	100,000	111,978
Virginia, State Public School Authority Revenue:
4.00%, 8/1/2019	1,930,000	1,989,811
5.00%, 8/1/2021	330,000	362,604
Series A, 5.00%, 8/1/2022	1,000,000	1,119,780
Virginia, State Resources Authority Revenue 5.00%, 10/1/2022	260,000	293,129

		120,327,957

WASHINGTON — 2.9%
Central Puget Sound, WA, Regional Transit Authority Revenue Series P-1, 5.00%, 2/1/2021	210,000	228,623
Energy Northwest, WA, Electricity Revenue:
4.00%, 7/1/2018	105,000	105,635
5.00%, 7/1/2020	150,000	160,715
5.00%, 7/1/2022	385,000	430,931
Series A, 5.00%, 7/1/2018	175,000	176,484
Series A, 5.00%, 7/1/2021	6,925,000	7,597,140
Series A, 5.00%, 7/1/2022	3,015,000	3,374,689
King County, WA, School District No. 414, General Obligation:
5.00%, 12/1/2019	255,000	268,849
5.00%, 12/1/2021	7,215,000	8,007,640
Pierce County, WA, School District No. 10, General Obligation:
5.00%, 12/1/2019	200,000	210,828
5.00%, 12/1/2020	3,650,000	3,953,059
Port of Seattle, WA, Revenue Series A, 5.00%, 10/1/2018	200,000	203,456
Seattle, WA, Drainage & Wastewater Revenue 4.00%, 7/1/2019	400,000	411,772
Seattle, WA, General Obligation Series A, 5.00%, 6/1/2020	2,000,000	2,140,300
Seattle, WA, Municipal Light & Power Revenue Series B, 5.00%, 4/1/2021	8,825,000	9,633,811
Seattle, WA, Water System Revenue 5.00%, 5/1/2021	2,715,000	2,970,536

Security Description	Principal Amount	Value

Tacoma, WA, Electric System Revenue
Series A, 4.00%, 1/1/2020	$265,000	$275,566
Washington, State:
5.00%, 7/1/2020	8,490,000	9,086,677
Series C, COPs, 5.00%, 7/1/2021	1,110,000	1,216,638
Washington, State General Obligation:
4.00%, 7/1/2018	100,000	100,615
4.00%, 7/1/2019	6,620,000	6,811,517
5.00%, 2/1/2021	365,000	396,631
5.00%, 7/1/2021	285,000	312,947
5.00%, 7/1/2022	100,000	111,930
Series 2016A, 5.00%, 7/1/2021	8,030,000	8,817,422
Series B, 5.00%, 8/1/2021	1,465,000	1,611,734
Series B, 5.00%, 8/1/2022	2,225,000	2,494,470
Series C, 5.00%, 2/1/2020	130,000	137,709
Series D, 5.00%, 2/1/2021	40,000	43,466
Series D, 5.00%, 2/1/2022	2,255,000	2,502,148
Series E, 5.00%, 2/1/2022	100,000	110,960
Series R, 4.00%, 7/1/2019	450,000	463,018
Series R-2015, 5.00%, 7/1/2019	4,375,000	4,555,250
Series R-2015, 5.00%, 7/1/2020	345,000	369,485
Series R-2015, 5.00%, 7/1/2021	1,250,000	1,372,575
Series R-2015-C, 5.00%, 7/1/2021	200,000	219,612
Series R-2015E, 5.00%, 7/1/2019	15,845,000	16,497,814
Series R-2015E, 5.00%, 7/1/2020	210,000	224,904
Series R-2017A, 5.00%, 8/1/2022	2,140,000	2,399,175
Series R-2017C, 5.00%, 8/1/2019	8,350,000	8,715,730
Series R-C, 5.00%, 7/1/2019 .	235,000	244,682
Series R-C, 5.00%, 7/1/2020 .	210,000	224,904

		109,192,047

WEST VIRGINIA — 0.0% (b)
West Virginia, State General Obligation Series A, 5.00%, 6/1/2020	1,650,000	1,763,570
WISCONSIN — 2.7%
Madison, WI, General Obligation:
Series A, 1.25%, 10/1/2019	100,000	99,108
Series A, 3.00%, 10/1/2019	100,000	101,985
Wisconsin, State Clean Water Fund Leveraged Loan Portfolio Revenue
Series 1, 5.00%, 6/1/2019	150,000	155,734
Wisconsin, State Clean Water Revenue:

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series 1, 5.00%, 6/1/2020	$290,000	$309,961
Series 1, 5.00%, 6/1/2022	2,795,000	3,121,009
Wisconsin, State Department of Transportation Revenue:
5.00%, 7/1/2020	100,000	107,143
5.00%, 7/1/2022	4,525,000	5,070,715
Series 1, 5.00%, 7/1/2021	1,685,000	1,753,782
Series 1, 5.00%, 7/1/2022	100,000	104,082
Series 1, 5.00%, 7/1/2025	530,000	551,635
Series 1, 5.00%, 7/1/2028	100,000	112,277
Series 2, 5.00%, 7/1/2019	1,525,000	1,588,211
Series 2, 5.00%, 7/1/2020	275,000	294,830
Series 2, 5.00%, 7/1/2021	135,000	148,283
Series 2, 5.00%, 7/1/2022	40,000	44,824
Wisconsin, State General Obligation:
5.00%, 5/1/2019	11,500,000	11,917,220
5.00%, 5/1/2020	5,045,000	5,379,130
5.00%, 5/1/2021	13,055,000	14,279,689
5.00%, 5/1/2027	2,500,000	2,786,025
Series 1, 5.00%, 5/1/2019	475,000	492,233
Series 1, 5.00%, 11/1/2020	395,000	426,797
Series 1, 5.00%, 5/1/2021	65,000	71,098
Series 1, 5.00%, 11/1/2021	935,000	1,034,783
Series 2, 5.00%, 5/1/2018	100,000	100,275
Series 2, 5.00%, 5/1/2019	4,750,000	4,922,330
Series 2, 5.00%, 5/1/2020	225,000	239,902
Series 2, 5.00%, 11/1/2021	5,225,000	5,782,612
Series 2, 5.00%, 11/1/2022	13,010,000	14,678,663
Series 3, 5.00%, 11/1/2020	2,025,000	2,188,012
Series 3, 5.00%, 11/1/2021	5,385,000	5,959,687
Series 3, 5.00%, 11/1/2022	5,620,000	6,340,821
Series 4, 5.00%, 5/1/2019	8,435,000	8,741,022
Series A, 5.00%, 6/1/2019	340,000	353,117
Series A, 5.00%, 5/1/2022	125,000	139,665
Series A, 5.00%, 5/1/2023	185,000	206,166
Series A, 5.00%, 5/1/2024	115,000	128,157
Series B, 5.00%, 5/1/2021	155,000	169,541
Series B, 5.00%, 5/1/2022	520,000	554,991
Series B, 5.00%, 5/1/2023	130,000	142,358
Series B, 5.00%, 5/1/2025	515,000	549,654

Security Description	Principal Amount	Value

Series B, 5.00%, 5/1/2026	$195,000	$208,122
Series B, 5.00%, 5/1/2028	125,000	139,301
Series B, 5.00%, 5/1/2030	580,000	646,358

		102,141,308

TOTAL MUNICIPAL BONDS & NOTES (Cost $3,770,024,316)		3,717,565,218

	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (e) (f) (Cost $979,780)	979,780	979,780

TOTAL INVESTMENTS — 99.2% (Cost $3,771,004,096)		3,718,544,998

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		29,842,890

NET ASSETS — 100.0%		$3,748,387,888

(a)	Variable rate security - Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Bond is insured by the following:

%of Net Assets
Permanent School Fund Guaranteed	4.2%

(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2018.

VRN = Variable Rate Note

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Municipal Bonds & Notes
Alabama	$—	$18,600,687	$—	$18,600,687
Alaska	—	6,868,165	—	6,868,165
Arizona	—	91,763,833	—	91,763,833
Arkansas.	—	18,503,752	—	18,503,752
California	—	687,721,010	—	687,721,010
Colorado	—	13,699,386	—	13,699,386
Connecticut	—	68,944,671	—	68,944,671
Delaware	—	20,069,570	—	20,069,570
District of Columbia	—	25,505,237	—	25,505,237
Florida	—	130,944,695	—	130,944,695
Georgia	—	88,354,808	—	88,354,808
Hawaii	—	44,233,710	—	44,233,710
Illinois	—	60,082,275	—	60,082,275
Indiana	—	10,247,547	—	10,247,547
Iowa	—	8,497,486	—	8,497,486
Kansas	—	12,594,554	—	12,594,554
Kentucky	—	9,435,411	—	9,435,411
Louisiana	—	11,966,794	—	11,966,794
Maine	—	7,592,697	—	7,592,697
Maryland	—	222,346,272	—	222,346,272
Massachusetts	—	183,481,755	—	183,481,755
Michigan	—	30,892,832	—	30,892,832
Minnesota	—	70,178,885	—	70,178,885
Mississippi	—	73,394	—	73,394
Missouri	—	25,816,557	—	25,816,557
Nebraska	—	6,337,145	—	6,337,145
Nevada	—	38,221,102	—	38,221,102
New Jersey	—	14,134,930	—	14,134,930
New Mexico	—	31,922,516	—	31,922,516
New York	—	551,993,485	—	551,993,485
North Carolina	—	77,758,513	—	77,758,513
Ohio	—	104,120,804	—	104,120,804
Oklahoma	—	7,140,631	—	7,140,631
Oregon	—	51,330,195	—	51,330,195
Pennsylvania	—	79,158,753	—	79,158,753
Rhode Island	—	8,033,577	—	8,033,577
South Carolina	—	11,054,326	—	11,054,326
Tennessee	—	43,706,465	—	43,706,465
Texas	—	468,372,886	—	468,372,886
Utah	—	22,439,025	—	22,439,025
Virginia	—	120,327,957	—	120,327,957
Washington	—	109,192,047	—	109,192,047
West Virginia	—	1,763,570	—	1,763,570
Wisconsin	—	102,141,308	—	102,141,308
Short-Term Investment	979,780	—	—	979,780

TOTAL INVESTMENTS	$979,780	$3,717,565,218	$—	$3,718,544,998

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions

State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,682,799	$1,682,799	$593,478,305	$594,181,324	$—	$—	979,780	$979,780	$105,685	$—

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 98.4%
ALABAMA — 1.9%
County of Jefferson, AL, Revene:
5.00%, 9/15/2031	$250,000	$287,717
5.00%, 9/15/2032	250,000	287,083
5.00%, 9/15/2034	250,000	285,195
5.00%, 9/15/2035	250,000	284,360
County of Jefferson, AL, Subordinate Lien Sewer Warrant Revenue:
Series A, 5.25%, 10/1/2048 (a)	240,000	265,814
Series D, 6.00%, 10/1/2042	1,960,000	2,269,935
Series D, 6.50%, 10/1/2053	2,400,000	2,838,792
Phenix, AL, Industrial Development Board, Environmental Improvement Revenue Series A, 4.13%, 5/15/2035	655,000	664,190
Selma Industrial Development Board, Environmental Improvement Revenue 7.50%, 5/1/2025 (b) (c)	300,000	216,000
Shelby County Board of Education Revenue 4.50%, 2/1/2041	235,000	242,802
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,594,592

		9,236,480

ALASKA — 0.5%
Alaska Industrial Development & Export Authority Revenue:
5.00%, 1/1/2023	590,000	660,068
5.00%, 1/1/2030	150,000	164,180
5.00%, 1/1/2031	200,000	218,104
Northern, AK, Tobacco Securitization Corp., Revenue Series B, Zero Coupon, 6/1/2046.	500,000	47,700
Northern, AK, Tobacco Securitization Corp., Tobacco Settlement Revenue Asset Backed Bonds:
Series A, 5.00%, 6/1/2032	500,000	500,005
Series A, 5.00%, 6/1/2046	645,000	642,091

		2,232,148

ARIZONA — 2.0%
Arizona Industrial Development Authority Revenue:
Series A, 5.25%, 7/1/2047 (b)	240,000	240,233
Series A, 5.38%, 7/1/2050 (b)	500,000	522,115
Series B, 5.00%, 3/1/2037 (b)	75,000	75,557
Series B, 5.00%, 3/1/2042 (b)	70,000	70,153
Series D, 5.00%, 7/1/2051 (b)	185,000	188,693
Series G, 5.00%, 7/1/2047 (b)	100,000	102,750
Maricopa County Industrial Development Authority, Revenue 5.00%, 7/1/2036	225,000	236,939

Security Description	Principal Amount	Value
Phoenix, AZ, Industrial Development Authority Education Revenue:
3.63%, 12/1/2032	$260,000	$260,933
4.00%, 10/1/2041	30,000	30,323
4.00%, 10/1/2047	185,000	185,529
5.00%, 7/1/2022	250,000	264,455
5.00%, 7/1/2035 (b)	1,325,000	1,366,300
6.00%, 7/1/2032	250,000	281,927
Series A, 4.00%, 7/1/2022 (b)	750,000	735,045
Pima County, AZ, Industrial Development Authority Education Revenue:
5.00%, 6/15/2047 (b)	1,000,000	1,000,450
5.25%, 7/1/2036	315,000	282,672
5.70%, 7/1/2035	75,000	67,485
6.00%, 7/1/2048	1,070,000	956,548
6.75%, 2/1/2050 (b)	310,000	302,830
Series A, 7.38%, 7/1/2049	100,000	95,594
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A, 9.75%, 5/1/2025	1,100,000	1,244,199
Salt Verde Financial Corp.:
5.00%, 12/1/2032	115,000	134,935
5.00%, 12/1/2037	320,000	379,222
5.25%, 12/1/2027	185,000	216,128
5.25%, 12/1/2028	105,000	123,478
Watson Road Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	500,000	500,035
Yuma, AZ, Industrial Development Authority Revenue Series A, 5.00%, 8/1/2024	100,000	113,542

		9,978,070

ARKANSAS — 0.5%
Arkansas, State Development Finance Authority Revenue Series A, 5.00%, 2/1/2035	305,000	333,719
Baxter, AR, Hospital Revenue:
Series A, 5.00%, 9/1/2023	500,000	546,455
Series A, 5.00%, 9/1/2024	360,000	397,062
Pulaski County Public Facilities Board:
5.25%, 7/1/2033	510,000	501,554
5.50%, 7/1/2043	830,000	804,610

		2,583,400

CALIFORNIA — 12.9%
Antelope Valley, CA, Health Care District Revenue:
Series A, 5.00%, 3/1/2026	450,000	484,038
Series A, 5.25%, 3/1/2036	750,000	802,515
Brentwood Infrastructure Financing Authority Revenue Series B, 4.00%, 9/2/2030	145,000	152,018

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue:
5.45%, 6/1/2028	$1,000,000	$1,013,190
Series A, 5.25%, 6/1/2045	175,000	175,200
California Municipal Finance Authority Revenue Series A, 5.50%, 6/1/2048 (b)	105,000	107,591
California, Golden State Tobacco Securitization Corp., Revenue:
Series A, 5.00%, 6/1/2045	320,000	358,982
Series A-1, 5.00%, 6/1/2033	3,340,000	3,343,307
Series A-1, 5.13%, 6/1/2047	1,330,000	1,330,000
Series A-2, 5.30%, 6/1/2037	2,100,000	2,160,585
Series B, Zero Coupon, 6/1/2047.	2,190,000	305,242
California, Health Facilities Financing Authority Revenue:
Series A, 4.00%, 3/1/2027	100,000	108,165
Series A, 4.00%, 3/1/2039	375,000	386,018
Series G, 5.50%, 7/1/2025	100,000	101,006
California, Infrastructure & Economic Development Bank Revenue 5.00%, 7/1/2026	350,000	412,815
California, Municipal Finance Authority Revenue:
5.00%, 10/1/2037	400,000	455,740
5.00%, 7/1/2046 (b)	500,000	512,525
Series A, 5.00%, 7/1/2029	100,000	115,079
Series A, 5.00%, 11/1/2030	150,000	165,725
Series A, 5.25%, 11/1/2041	500,000	544,990
Series B, 5.88%, 8/15/2049	490,000	533,394
California, Pollution Control Financing Authority Revenue:
4.30%, 7/1/2040	350,000	366,394
5.00%, 11/21/2045 (b)	500,000	532,365
7.00%, 7/1/2022 (b)	250,000	252,700
8.00%, 7/1/2039 (b)	1,000,000	1,028,710
California, School Finance Authority Revenue:
5.00%, 6/1/2054 (b)	250,000	254,025
Series A, 5.00%, 7/1/2045 (b)	600,000	646,764
Series A, 5.00%, 8/1/2045 (b)	500,000	536,715
Series A, 5.00%, 7/1/2047 (b)	250,000	257,255
Series A, 5.13%, 7/1/2044	60,000	65,073
Series A, 6.00%, 10/1/2049	200,000	214,176
California, State Public Works Board, Lease Revenue:
2.50%, 10/1/2029	200,000	184,276
Series I-1, 6.63%, 11/1/2034	55,000	53,834
California, Statewide Communities Development Authority Revenue:
5.00%, 5/15/2033	115,000	129,428
5.25%, 12/1/2029	1,000,000	1,104,380
5.25%, 12/1/2044	375,000	401,475
7.00%, 7/1/2046	160,000	175,170
Series A, 3.50%, 11/1/2027 (b)	285,000	285,371
Series A, 4.13%, 3/1/2034	285,000	301,450

Security Description	Principal Amount	Value

Series A, 5.00%, 12/1/2029 (b)	$1,000,000	$1,098,190
Series A, 5.00%, 12/1/2036 (b)	905,000	970,042
Series A, 5.00%, 12/1/2041 (b)	1,285,000	1,364,464
Series A, 5.00%, 12/1/2046 (b)	500,000	528,430
Series A, 5.25%, 11/1/2044 (b)	300,000	318,639
Series A, 5.75%, 7/1/2030	805,000	805,250
Series A, 6.00%, 10/1/2047	1,000,000	1,084,950
California, Statewide Financing Authority Revenue Zero Coupon, 6/1/2055	7,500,000	276,300
Capistrano, CA, Unified School District, Special Tax Revenue Series 2005-1, 4.00%, 9/1/2028	125,000	130,290
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	107,475
City of Irvine, CA, Special Tax Revenue 4.00%, 9/1/2049	1,000,000	1,005,660
City of Marysville, CA, Revenue 5.00%, 1/1/2031	250,000	261,320
City of Sacramento, CA, Special Tax Revenue 5.00%, 9/1/2032 (b)	300,000	321,864
City of San Buenaventura, CA, Communities Development Authority Revenue:
7.50%, 12/1/2041	730,000	817,739
8.00%, 12/1/2026	500,000	586,040
City of San Clemente, CA, Special Tax Revenue:
5.00%, 9/1/2031	195,000	215,147
5.00%, 9/1/2032	195,000	214,077
Corona-Norco, CA, Unified School District, Special Tax Revenue:
Series 2005-1, 4.00%, 9/1/2019	400,000	412,372
Series 2005-1, 4.00%, 9/1/2020	420,000	439,064
County of Sacramento, CA, Special Tax Revenue:
5.00%, 9/1/2040	990,000	1,086,772
5.00%, 9/1/2045	100,000	110,079
5.00%, 9/1/2046	830,000	901,729
Dublin Community Facilities District Improvement Area No 1, Special Tax Revenue 5.00%, 9/1/2037	175,000	194,997
Elk Grove Finance Authority, Special Tax Revenue:
4.00%, 9/1/2020	750,000	785,490
5.00%, 9/1/2046	800,000	880,024
Folsom Ranch Financing Authority, Special Tax Revenue 5.00%, 9/1/2032	1,100,000	1,221,979
Foothill-Eastern Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2042 (a)	255,000	279,753
Series A, 5.75%, 1/15/2046	775,000	886,902
Series B1, 3.95%, 1/15/2053 (d) .	500,000	498,100

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series C, 6.25%, 1/15/2033	$500,000	$588,565
Hesperia, CA, Public Financing Authority, Tax Allocation Series A, 5.50%, 9/1/2022	750,000	751,935
Independent Cities Finance Authority Revenue 5.00%, 10/15/2047	600,000	635,094
Inland Empire Tobacco Securitization Authority Revenue:
Series A, 4.63%, 6/1/2021	905,000	905,217
Series B, 5.75%, 6/1/2026	545,000	565,318
Lake Elsinore Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	1,000,000	1,105,390
Long Beach Bond Finance Authority Revenue:
Series A, 5.00%, 11/15/2029	100,000	116,922
Series A, 5.50%, 11/15/2037	270,000	342,160
Long Beach Bond Finance Authority, Tax Allocation Series C, 5.50%, 8/1/2031 (a)	220,000	268,642
Los Angeles, CA, Municipal Improvement Corp.
Series B, 5.00%, 11/1/2027	300,000	360,138
Menifee, CA, Union School District Public Financing Authority, Special Tax Revenue:
Series A, 4.00%, 9/1/2020	750,000	788,932
Series A, 4.00%, 9/1/2022	250,000	270,238
M-S-R Energy Authority Revenue:
Series A, 6.50%, 11/1/2039	460,000	645,996
Series B, 6.50%, 11/1/2039	570,000	800,474
Series B, 7.00%, 11/1/2034	325,000	460,518
Orange County Community Facilities District, Special Tax Revenue:
Series A, 5.00%, 8/15/2042	500,000	556,435
Series A, 5.00%, 8/15/2046	550,000	601,436
Palomar Pomerado, CA, Revenue 5.00%, 11/1/2022	1,000,000	1,090,290
Port of Oakland, CA, Revenue Series P, 5.00%, 5/1/2029	370,000	405,039
Poway, Unified School District
Public Financing Authority, Special Tax Series A, 5.00%, 9/1/2027	250,000	292,795
Rancho Cordova, CA, Community Facilities District, Special Tax Revenue:
4.00%, 9/1/2019	425,000	437,304
4.00%, 9/1/2021	675,000	715,851
4.00%, 9/1/2022	380,000	407,276
Riverside County, CA, Community Facilities Districts, Special Tax Revenue 5.00%, 9/1/2030	385,000	425,575

Security Description	Principal Amount	Value

Riverside County, CA, Public Financing Authority Revenue 4.13%, 11/1/2040	$125,000	$130,666
Romoland School District, Special Tax Revenue 5.00%, 9/1/2041	445,000	494,720
Roseville, CA, Natural Gas Financing Authority Revenue:
5.00%, 2/15/2024	200,000	223,876
5.00%, 2/15/2026	155,000	177,041
Roseville, CA, Special Tax Revenue:
5.00%, 9/1/2044	255,000	270,619
5.00%, 9/1/2047 (b)	1,000,000	1,064,830
Sacramento, CA, Sanitation Districts Financing Authority Revenue 5.25%, 12/1/2030 (a)	310,000	372,136
San Diego County Regional Airport Authority Revenue Series B, 5.00%, 7/1/2042	190,000	214,094
San Joaquin Hills Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2044	500,000	543,970
Series B, 5.25%, 1/15/2049	400,000	434,872
Saugus/Hart School Facilities Financing Authority, Special Tax Revenue:
4.00%, 9/1/2019	430,000	441,717
4.00%, 9/1/2020	350,000	364,795
4.00%, 9/1/2021	415,000	437,451
4.00%, 9/1/2022	385,000	409,301
Southern California Public Power Authority Revenue Series A, 5.00%, 11/1/2033	295,000	349,737
Sulphur Springs Union School District Special Tax Revenue 5.00%, 9/1/2043	75,000	82,341
Temecula Public Financing Authority, Special Tax 6.25%, 9/1/2047 (b)	100,000	101,412
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2046	750,000	118,523
Series A-1, 5.00%, 6/1/2037	1,105,000	1,107,519
Series A-1, 5.13%, 6/1/2046	1,070,000	1,071,466
Series A-1, 5.50%, 6/1/2045	745,000	745,000
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	750,000	487,500
Turlock, CA, Irrigation District Revenue 5.00%, 1/1/2041	235,000	267,416
Tustin Community Facilities District, Special Tax Revenue:
Series A, 5.00%, 9/1/2030	635,000	702,361
Series A, 5.00%, 9/1/2037	105,000	114,699

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

West Sacramento Financing Authority, Special Tax:
5.00%, 9/1/2025	$550,000	$614,971
Series A, 5.00%, 9/1/2026	275,000	312,329

		63,353,726

COLORADO — 3.7%
Belleview Station Metropolitan District No. 2, General Obligation 4.50%, 12/1/2029	1,295,000	1,309,802
Colorado International Center Metropolitan District No. 14, General Obligation 5.88%, 12/1/2046 (e)	500,000	509,710
Colorado, Educational & Cultural Facilities Authority Revenue:
3.75%, 7/1/2026 (b)	1,195,000	1,158,600
4.13%, 11/15/2044	225,000	227,005
5.00%, 10/1/2032	405,000	448,683
Series A, 4.00%, 3/1/2037	250,000	262,030
Colorado, Health Facilities Authority Revenue:
5.00%, 6/1/2026	100,000	112,046
5.50%, 6/1/2033	200,000	225,570
Series A, 4.50%, 9/1/2038	580,000	580,644
Series A, 4.75%, 9/1/2040	45,000	45,004
Series A, 5.30%, 7/1/2037	500,000	500,005
Series A, 7.75%, 8/1/2039	485,000	522,811
Series B, 4.00%, 12/1/2026	505,000	525,907
Series B, 5.00%, 5/15/2048	1,070,000	1,114,501
Colorado, High Performance Transportation Enterprise Revenue 5.75%, 1/1/2044	750,000	830,737
Denver, CO, City & County Special Facilities Revenue 5.00%, 10/1/2032	1,335,000	1,443,309
Denver, CO, City & County Special Facilities, Airport System Revenue:
Series A, 5.50%, 11/15/2029	400,000	452,868
Series A, 5.50%, 11/15/2030	270,000	304,792
Denver, Health & Hospital Authority Revenue:
Series A, 5.00%, 12/1/2039	40,000	42,653
Series A, 5.25%, 12/1/2045	370,000	397,661
Denver, International Business Center Metropolitan District No. 1, General Obligation 5.38%, 12/1/2035	115,000	118,742
E-470 Public Highway Authority Revenue Series B, Zero Coupon, 9/1/2037 (a)	475,000	201,514
Foothills Metropolitan District, CO, Special Revenue 6.00%, 12/1/2038	1,000,000	1,025,240

Security Description	Principal Amount	Value

Granby Ranch, CO, Metropolitan District, General Obligation 6.75%, 12/1/2036	$500,000	$497,315
Great Western, CO, Metropolitan District, General Obligation Series A-1, 9.00%, 8/1/2039	1,000,000	990,720
Metropolitan District, CO, Compark Business Campus, General Obligation Series A, 6.75%, 12/1/2039	1,000,000	1,042,760
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	1,019,860
Public Authority for Colorado Energy Revenue 6.50%, 11/15/2038	230,000	319,424
Regional, CO, Transportation District, Private Activity Revenue 6.00%, 1/15/2034	300,000	323,913
Southglenn Metropolitan District, General Obligation 3.50%, 12/1/2026	1,500,000	1,463,745
STC, CO, Metropolitan District No. 2, General Obligation 6.00%, 12/1/2038	215,000	221,482
Tallyns Reach, CO, Metropolitan District No. 3, General Obligation 5.13%, 11/1/2038	135,000	142,829

		18,381,882

CONNECTICUT — 1.7%
Connecticut, State Development Authority, Airport Facilities Revenue 7.95%, 4/1/2026	300,000	290,229
Connecticut, State General Obligation:
5.00%, 11/15/2025	100,000	111,982
Series A, 5.00%, 10/15/2026	285,000	304,337
Series B, 5.00%, 4/15/2029	400,000	427,348
Series B, 5.00%, 4/15/2032	130,000	138,029
Series D, 5.00%, 11/1/2023	130,000	140,776
Connecticut, State Health & Educational Facilities Authority Revenue:
3.25%, 9/1/2021 (b)	450,000	450,423
Series A, 5.00%, 9/1/2046 (b)	110,000	113,036
Series A, 5.00%, 9/1/2053 (b)	500,000	511,350
Series B, 4.00%, 7/1/2034	100,000	101,605
Series F, 3.50%, 7/1/2026	5,000	5,086
Series I, 5.00%, 7/1/2030	255,000	268,477
Series J, 5.00%, 7/1/2034	260,000	278,957
Series L, 4.00%, 7/1/2034	250,000	258,575
Series M, 5.00%, 7/1/2020	175,000	186,660
Series M, 5.00%, 11/1/2027	325,000	351,734
Series P1, 5.00%, 11/1/2028	105,000	121,464

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Connecticut, State Special Tax Revenue:
Series A, 5.00%, 10/1/2024	$320,000	$355,795
Series A, 5.00%, 9/1/2025	205,000	230,143
Series A, 5.00%, 9/1/2029	235,000	259,910
Harbor Point, CT, Special Obligation Revenue:
5.00%, 4/1/2039 (b)	1,000,000	1,067,090
Series A, 7.88%, 4/1/2039	500,000	558,825
Hartford, CT, General Obligation:
Series A, 5.00%, 4/1/2028	100,000	99,605
Series A, 5.00%, 4/1/2031	220,000	218,513
Series B, 4.00%, 4/1/2021	100,000	98,913
Series B, 5.00%, 4/1/2025	470,000	468,905
University of Connecticut, Revenue:
Series A, 5.00%, 8/15/2025	190,000	213,001
Series A, 5.00%, 2/15/2026	385,000	436,536
Series A, 5.00%, 8/15/2026	220,000	246,048
Series A, 5.00%, 8/15/2027	100,000	111,628

		8,424,980

DELAWARE — 0.1%
Delaware, State Economic Development Authority Revenue 3.25%, 6/1/2026	800,000	743,712

DISTRICT OF COLUMBIA — 0.4%
District of Columbia, Health facilities Revenue:
Series A, 5.00%, 7/1/2032	150,000	158,634
Series A, 5.00%, 7/1/2052	100,000	103,282
District of Columbia, Howard University Revenue:
Series A, 6.25%, 10/1/2023	120,000	130,695
Series A, 6.25%, 10/1/2032	465,000	498,866
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Series A, 5.00%, 10/1/2053	400,000	425,868
Tobacco Settlement Financing Corp., DC, Revenue 6.50%, 5/15/2033	480,000	543,115

		1,860,460

FLORIDA — 7.1%
Alachua County, FL, Health
Facilities Authority Revenue 5.00%, 11/15/2024	50,000	53,148
Ave Maria, FL, Stewardship
Community District, Special
Assessment 6.70%, 5/1/2042	935,000	959,665
Bexley Community Development
District, Special Assessment:
3.50%, 5/1/2021	180,000	180,617
4.70%, 5/1/2036	100,000	102,037

Security Description	Principal Amount	Value

Broward, FL, Airport System Revenue Series Q-1, 4.00%, 10/1/2042	$140,000	$144,003
Capital Trust Agency, Inc., Revenue:
5.00%, 7/1/2037 (b)	1,750,000	1,806,105
5.63%, 8/1/2037 (b)	115,000	117,544
5.88%, 8/1/2052 (b)	610,000	624,677
6.10%, 8/15/2038 (b)	215,000	215,963
Series A, 5.13%, 6/15/2037 (b)	450,000	429,593
Central Florida Expressway Authority Revenue Series A, 4.00%, 7/1/2037	250,000	258,693
Collier County, FL, Industrial Development Authority Revenue Series A, 8.13%, 5/15/2044 (b)	400,000	449,464
Corkscrew Farms Community Development District Revenue 5.00%, 11/1/2038 (b)	280,000	278,874
County of Bay, FL, Water and Sewer System Revenue 4.00%, 9/1/2045	215,000	221,818
County of Miami-Dade Seaport Department Revenue Series B, 5.00%, 10/1/2023	250,000	277,830
Crossings At Fleming Island Community Development District, Special Assessment Series A-1, 4.50%, 5/1/2030	730,000	754,594
Florida Development Finance Corp., Educational Facilities Revenue:
5.63%, 1/1/2047 (b) (d)	2,035,000	2,093,974
Series A, 4.00%, 7/15/2026 (b)	190,000	185,406
Series A, 6.00%, 6/15/2035 (b)	505,000	531,765
Series A, 6.00%, 6/15/2044 (b)	575,000	538,298
Series A, 6.13%, 6/15/2043	500,000	522,140
Series A, 6.13%, 6/15/2044	555,000	577,910
Series A, 6.50%, 7/1/2044	925,000	942,908
Series A, 7.50%, 6/15/2033	500,000	549,980
Series A, 7.63%, 6/15/2041	220,000	241,494
Florida Higher Educational Facilities Financial Authority Revenue 5.00%, 4/1/2032	100,000	106,854
Greater Orlando, FL, Aviation Authority Revenue 5.00%, 11/15/2036	350,000	366,034
Grove Resort, FL, Community Development District, Special Assessment:
Series A, 5.88%, 11/1/2047	550,000	565,070
Series B, 5.75%, 11/1/2029	235,000	236,478
Series B, 6.00%, 11/1/2029	450,000	461,623
Hacienda Lakes Community Development District, Special Assesment 3.38%, 5/1/2021	375,000	372,885

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Halifax, FL, Hospital Medical Center Revenue 4.00%, 6/1/2046	$125,000	$125,340
Heights Community Development District, Special Assesment 5.00%, 1/1/2038	300,000	306,804
Hillsborough County Industrial Development Authority Revenue:
Series A, 5.00%, 10/1/2024	255,000	287,819
Series A, 5.00%, 10/1/2031	270,000	296,449
Isles Bartram Park Community Development District, Special Assessment 5.00%, 11/1/2035	100,000	103,176
Jacksonville, FL, Health Facilities Revenue 4.00%, 11/1/2040	415,000	421,474
Lakeland, FL, Health Facilities Revenue 5.00%, 11/15/2045	250,000	271,355
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	508,970
5.75%, 11/1/2042	500,000	520,555
Lakewood Ranch, FL, Stewardship District, Special Assessment 4.00%, 5/1/2021	370,000	374,118
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	500,505
Lee, FL, Solid Waste System Revenue 5.00%, 10/1/2026	100,000	113,296
Martin County Industrial Development Authority Revenue 4.20%, 12/15/2025 (b)	1,000,000	1,019,550
Miami Health Facilities Authority Revenue 5.13%, 7/1/2046	120,000	131,116
Miami World Center Community Development District, Special Assessment 5.13%, 11/1/2039	1,000,000	1,047,370
Miami-Dade County Industrial Development Authority 5.25%, 9/15/2044	250,000	263,248
Miami-Dade County, Industrial Development Authority Revenue 5.25%, 7/1/2027 (b)	350,000	344,939
Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	695,000	731,265
Series B, 5.00%, 5/1/2037	925,000	973,266
Northern Palm Beach County Improvement District, Special Assessment:
4.65%, 8/1/2025	145,000	152,968

Security Description	Principal Amount	Value

5.13%, 8/1/2022	$565,000	$590,148
5.35%, 8/1/2035	360,000	387,245
Orange County, FL, Health Facilities Authority Revenue:
Series A, 5.00%, 10/1/2028	280,000	322,171
Series A, 5.00%, 10/1/2036	260,000	289,858
Palm Beach County, FL, Health Facilities Authority Revenue:
Series C, 4.00%, 5/15/2019	300,000	307,461
Series C, 4.00%, 5/15/2035	405,000	410,249
Pinellas County, FL, Educational Facilities Authority Revenue:
4.00%, 10/1/2022	465,000	483,023
6.00%, 10/1/2041	100,000	108,224
6.50%, 10/1/2031	220,000	242,827
Pompano Beach County, FL, Revenue 5.00%, 9/1/2044	1,110,000	1,187,733
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	509,640
School Board of Miami-Dade County:
Series A, 5.00%, 5/1/2029	105,000	118,371
Series A, 5.00%, 5/1/2031 (d)	125,000	142,516
Seven Oaks, FL, Community Development District, Special Assessment Series A2, 6.50%, 5/1/2033	750,000	805,432
Stoneybrook South, FL, Community Development District, Special Assessment:
4.75%, 11/1/2024	190,000	200,026
5.13%, 11/1/2034	250,000	270,308
Tallahassee, FL, Health Facilities Revenue:
Series A, 5.00%, 12/1/2036	90,000	98,429
Series A, 5.00%, 12/1/2041	225,000	243,722
Series A, 5.00%, 12/1/2055	440,000	470,263
Tolomato, FL, Community Development District, Special Assessment:
Series 1, 6.65%, 5/1/2040 (c)	10,000	9,740
Series 2015-1, 6.61%, 5/1/2040 (f)	290,000	231,278
Series 2015-2, 6.61%, 5/1/2040 (f)	180,000	118,132
Series 2015-3, 6.61%, 5/1/2040 (c) (g)	195,000	—
Series 3, 6.65%, 5/1/2040 (c) (g) .	120,000	—
Series A-1, 6.65%, 5/1/2040	190,000	190,713
Series A2, 6.61%, 5/1/2039	65,000	65,242
Series A3, 6.61%, 5/1/2040 (f)	195,000	183,809
Series A4, 6.61%, 5/1/2040 (f)	85,000	67,296

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Village Community Development District No. 12 Special Assessment Revenue 4.25%, 5/1/2043 (b)	$2,000,000	$2,013,000
West Villages Improvement District, Special Assesment 5.00%, 5/1/2032	635,000	667,118
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	712,625

		35,107,626

GEORGIA — 0.6%
Atlanta, Development Authority Revenue:
Series A1, 6.75%, 1/1/2035	500,000	514,300
Series A1, 7.00%, 1/1/2040	500,000	517,405
DeKalb County Hospital Authority Revenue 6.13%, 9/1/2040	135,000	144,608
Fulton County Development Authority Revenue 5.00%, 6/1/2027	225,000	259,274
Gainesville & Hall County Hospital Authority Revenue Series A, 5.00%, 2/15/2036	350,000	391,692
Macon-Bibb County, GA, Urban Development Authority Revenue Series A, 5.75%, 6/15/2037 (b)	250,000	257,535
Marietta, GA, Development Authority Revenue Series A, 5.00%, 11/1/2047 (b)	500,000	523,620
Municipal Electric Authority of Georgia Revenue:
Series A, 5.00%, 7/1/2060	145,000	154,785
Series A, 5.50%, 7/1/2060	170,000	185,890

		2,949,109

GUAM—0.5%
Guam Power Authority:
Series A, 5.00%, 10/1/2021 (a)	330,000	358,479
Series A, 5.00%, 10/1/2024 (a)	250,000	272,627
Series A, 5.00%, 10/1/2034 (a)	140,000	152,750
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.00%, 7/1/2022	250,000	270,710
5.25%, 7/1/2022	525,000	573,699
Series A, 5.00%, 7/1/2029	315,000	342,336
Territory of Guam Revenue:
Series A, 5.00%, 12/1/2021	250,000	268,832
Series A, 6.50%, 11/1/2040	155,000	170,869
Series B1, 5.00%, 1/1/2042	300,000	306,111

		2,716,413

Security Description	Principal Amount	Value

HAWAII — 0.1%
State of Hawaii Department of Budget & Finance Revenue 6.00%, 7/1/2028 (b)	$350,000	$350,945

IDAHO — 0.1%
Idaho, State Health Facility Revenue:
3.50%, 9/1/2033	670,000	589,252
5.00%, 9/1/2027	100,000	109,623

		698,875

ILLINOIS — 10.3%
Chicago Board of Education, General Obligation:
Series A, Zero Coupon, 12/1/2031 (a)	210,000	111,178
Series A, 5.00%, 12/1/2041	2,265,000	2,188,624
Series A, 5.00%, 12/1/2042	530,000	513,178
Series A, 5.50%, 12/1/2039	415,000	419,345
Series A, 7.00%, 12/1/2026	1,100,000	1,292,808
Series A, 7.00%, 12/1/2044	2,650,000	3,058,391
Series A, 7.00%, 12/1/2046 (b)	1,950,000	2,309,911
Series B, 5.00%, 12/1/2033	200,000	201,142
Series C, 5.00%, 12/1/2021	100,000	100,745
Series C, 5.00%, 12/1/2028	50,000	50,155
Series C, 5.00%, 12/1/2029	330,000	330,937
Series C, 5.25%, 12/1/2023	625,000	629,606
Series C, 5.25%, 12/1/2024	505,000	508,424
Series C, 5.25%, 12/1/2026	2,180,000	2,192,382
Series C, 5.25%, 12/1/2035	380,000	385,084
Series E, 5.13%, 12/1/2032	410,000	417,027
Series F, 5.00%, 12/1/2031	300,000	301,170
Chicago Board of Education, Special Tax:
6.00%, 4/1/2046	350,000	409,797
6.10%, 4/1/2036	25,000	29,637
Chicago Midway International Airport Revenue
Series A, 5.50%, 1/1/2030	200,000	222,604
Chicago O’Hare International Airport Revenue:
Series A, 5.00%, 1/1/2019	345,000	353,094
Series B, 5.00%, 1/1/2029	315,000	356,482
Series B, 5.00%, 1/1/2038	150,000	166,970
Chicago, IL, General Obligation:
Zero Coupon, 1/1/2019 (a)	325,000	319,091
Series A, 4.00%, 1/1/2023	175,000	176,402
Series A, 5.00%, 1/1/2020	500,000	517,195
Series A, 5.00%, 12/1/2021	515,000	539,653
Series A, 5.00%, 1/1/2023	335,000	343,301
Series A, 5.00%, 1/1/2026	345,000	366,714
Series C, 4.00%, 1/1/2020	390,000	396,833
Series C, 5.00%, 1/1/2024	65,000	69,751
Series C, 5.00%, 1/1/2029	475,000	501,476
Series C, 5.00%, 1/1/2035	470,000	486,126
Series C, 5.00%, 1/1/2038	275,000	282,983
Chicago, IL, Motor Fuel Tax Revenue:

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

5.00%, 1/1/2026	$250,000	$265,735
5.00%, 1/1/2029	100,000	104,247
City of Chicago IL Waterworks Revenue 5.00%, 11/1/2021	295,000	320,718
Cook County, IL, Revenue 6.75%, 10/15/2040 (d)	1,000,000	1,065,850
Cook County,IL, Community College District No. 508, General Obligation:
5.00%, 12/1/2021	265,000	282,856
5.13%, 12/1/2038	185,000	192,776
5.25%, 12/1/2025	240,000	261,775
5.25%, 12/1/2043	205,000	214,157
Governors, IL, State University Facilities System Revenue 4.65%, 10/1/2042	310,000	277,456
Illinois, State Finance Authority Revenue:
4.00%, 9/1/2032	930,000	908,052
4.00%, 12/1/2040	250,000	248,148
4.13%, 12/1/2030	250,000	250,573
4.25%, 5/15/2043	430,000	433,866
5.00%, 5/15/2043	525,000	551,843
5.00%, 12/1/2046	100,000	108,275
5.50%, 8/15/2030	535,000	540,125
5.50%, 4/1/2032	500,000	483,895
5.75%, 5/15/2046	1,000,000	1,052,970
6.13%, 5/15/2027	645,000	685,738
7.13%, 2/1/2034	1,000,000	1,018,880
Series A, 3.00%, 10/1/2037	240,000	210,142
Series A, 4.25%, 5/15/2041	175,000	178,236
Series A, 4.63%, 9/1/2039	280,000	286,776
Series A, 5.00%, 11/15/2026	290,000	329,011
Series A, 5.25%, 5/15/2047	150,000	158,237
Series A, 5.75%, 12/1/2035 (b)	385,000	392,846
Series A, 6.00%, 7/1/2043	200,000	222,842
Series C, 5.00%, 2/15/2025	150,000	169,380
Series C, 5.00%, 2/15/2029	365,000	416,567
Illinois, State Sports Facilities Authority Revenue:
Zero Coupon, 6/15/2025 (a)	385,000	286,633
5.00%, 6/15/2023	10,000	10,513
Metropolitan Pier & Exposition Authority Revenue:
Series A, 5.50%, 6/15/2029 (a)	200,000	222,756
Series A, 5.50%, 6/15/2053	850,000	907,018
Series B, Zero Coupon, 12/15/2050	100,000	19,390
Series B, 4.25%, 6/15/2042	4,005,000	3,734,903
Series B, 5.00%, 12/15/2026	100,000	104,061
Series B, 5.00%, 12/15/2028	125,000	129,293
Series B, 5.00%, 12/15/2040	100,000	104,341
Series B2, 5.00%, 6/15/2050	540,000	544,207
Series B2, 5.25%, 6/15/2050	755,000	764,785
Northeastern Illinois University 4.10%, 10/1/2041	245,000	187,013

Security Description	Principal Amount	Value

Plano, IL, Special Service Areas No. 3 & 4, Special Tax Refunding 4.00%, 3/1/2035	$915,000	$873,743
Southern Illinois University Series A, 4.00%, 4/1/2028	305,000	296,420
Springfield, IL, Electric Revenue 5.00%, 3/1/2027	175,000	196,928
State of Illinois, General Obligation:
5.00%, 1/1/2019	225,000	228,814
5.00%, 1/1/2021	1,355,000	1,407,669
5.00%, 2/1/2022	900,000	934,839
5.00%, 5/1/2023	230,000	240,037
5.00%, 5/1/2028	700,000	715,043
5.00%, 2/1/2029	175,000	180,534
5.00%, 3/1/2031	100,000	101,592
5.00%, 5/1/2035	140,000	141,456
5.00%, 5/1/2036	125,000	126,234
5.00%, 2/1/2039	445,000	447,203
5.00%, 5/1/2039	100,000	100,516
5.25%, 2/1/2028	300,000	301,860
5.25%, 7/1/2028	500,000	516,840
5.25%, 7/1/2029	100,000	103,179
5.50%, 7/1/2024	310,000	332,844
5.50%, 7/1/2033	200,000	206,876
Series A, 4.00%, 1/1/2029	430,000	407,244
Series A, 4.00%, 1/1/2030	395,000	371,600
Series A, 5.00%, 4/1/2027 (a)	100,000	108,584
Series D, 5.00%, 11/1/2027	2,500,000	2,600,250
University of Illinois Revenue Series C-REF, 3.63%, 4/1/2027	125,000	126,001
Village of Bridgeview, IL, General Obligation Series A, 5.50%, 12/1/2043	115,000	108,946
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation:
Series B, Zero Coupon, 1/1/2028.	190,000	117,536
Series B, Zero Coupon, 1/1/2033.	340,000	150,501

		50,638,390

INDIANA — 1.4%
Crown Point, IN, Economic Development Authority Revenue Series A, 8.00%, 11/15/2029	200,000	209,952
Indiana Finance Authority Revenue:
5.00%, 10/1/2026	285,000	332,108
5.50%, 8/15/2045	640,000	668,058
Series A, 5.00%, 6/1/2032	570,000	582,055
Series A, 5.00%, 6/1/2039	420,000	425,317
Series A, 5.25%, 11/15/2046	170,000	184,965
Indiana, State Bond Bank, Special Program Gas Revenue Series A, 5.25%, 10/15/2021	390,000	430,080
Indiana, State Finance Authority, Environmental Revenue:
6.00%, 12/1/2019	1,005,000	1,043,502

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

6.00%, 12/1/2026	$550,000	$566,429
Indiana, State Finance Authority, Hospital Revenue 5.50%, 8/15/2040	300,000	313,431
Indianapolis Local Public Improvement Bond Bank Series I, 5.00%, 1/1/2023	260,000	289,024
Knox County, IN, Economic Development Authority Series A, 5.00%, 4/1/2027	145,000	153,208
Terre Haute, IN, Economic Development Authority Revenue Series A, 7.25%, 12/1/2028	1,000,000	997,660
Valparaiso City, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	750,000	881,340

		7,077,129

IOWA — 1.1%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
4.75%, 8/1/2042	865,000	886,694
5.00%, 5/15/2041	140,000	153,271
5.25%, 12/1/2025	420,000	446,775
5.88%, 12/1/2027 (b)	820,000	874,423
Series A, 5.25%, 12/1/2050 (d)	1,295,000	1,355,153
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C, 5.50%, 6/1/2042	1,555,000	1,560,567

		5,276,883

KANSAS — 0.7%
City of Overland Park KS 6.00%, 12/15/2032	200,000	172,092
KS Independent College Finance Authority & Educational Facilities Revenue Series A, 5.80%, 3/1/2037	405,000	433,609
Lenexa, KS, Health Facility Revenue 5.25%, 5/15/2022	600,000	600,690
Overland Park, KS, Development Corp., Revenue Series B, 5.13%, 1/1/2032 (a)	600,000	600,864
Wichita City, KS, Health Care Facilities Revenue:
Series IV-A, 5.63%, 5/15/2044	885,000	901,187
Series IV-A, 6.25%, 5/15/2034	500,000	500,790

		3,209,232

KENTUCKY — 0.8%
Ashland, KY, Medical Center Revenue Series A, 4.00%, 2/1/2036	215,000	213,635
Kentucky, Economic Development Finance Authority Revenue:
5.25%, 8/15/2046	230,000	244,623
6.25%, 11/15/2046	220,000	220,271
6.38%, 11/15/2051	940,000	945,790

Security Description	Principal Amount	Value

Series A, 4.00%, 7/1/2029	$310,000	$319,077
Series A, 4.25%, 7/1/2035	200,000	205,420
Series A, 5.00%, 7/1/2026	95,000	107,993
Kentucky, State Asset Liability Commission Revenue Series A, 5.00%, 9/1/2026	120,000	136,828
Louisville/Jefferson County Metropolitan Government Revenue:
Series A, 5.00%, 12/1/2020	250,000	266,253
Series A, 5.75%, 10/1/2042	105,000	118,336
Ohio, KY, Pollution Control Revenue Series A, 6.00%, 7/15/2031	1,125,000	1,143,067
Oldham County School District Finance Corp., Revenue 3.13%, 3/1/2030	170,000	169,410
Taylor County School District Finance Corp., Revenue 3.00%, 2/1/2027	100,000	100,613

		4,191,316

LOUISIANA — 1.0%
City of New Orleans, LA, Sewerage Service Revenue 5.00%, 6/1/2040	290,000	318,487
City of Shreveport, LA, Water & Sewer Revenue:
5.00%, 12/1/2040	250,000	277,838
Series A, 5.00%, 12/1/2036 (a)	260,000	296,299
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,075,000	1,099,929
Louisiana Local Government Environmental Facilities & Community Development Auth 5.00%, 10/1/2037	300,000	335,355
Louisiana Public Facilities Authority Revenue:
4.00%, 5/15/2041	5,000	5,571
Series A, 5.00%, 11/1/2041	325,000	353,135
Series A, 5.00%, 11/1/2045	420,000	455,204
Louisiana, State Environmental Facilities & Community Development Authority Revenue Series A-2, 6.50%, 11/1/2035	600,000	663,822
New Orleans, LA, Aviation Board Revenue:
Series B, 5.00%, 1/1/2024	240,000	270,542
Series B, 5.00%, 1/1/2028	250,000	288,405
Series B, 5.00%, 1/1/2029	150,000	172,296
Series B, 5.00%, 1/1/2036	125,000	139,713
St. Tammany Parish Finance Authority Revenue 5.25%, 11/15/2037	250,000	267,250

		4,943,846

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
MAINE — 0.6%

Finance Authority of Maine Revenue 5.38%, 12/15/2033 (b)	$100,000	$104,214
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2025	120,000	129,145
5.00%, 7/1/2033	545,000	566,075
5.00%, 7/1/2043	200,000	205,176
6.75%, 7/1/2036	500,000	544,905
7.50%, 7/1/2032	500,000	560,800
Series A, 4.00%, 7/1/2041	100,000	88,605
Series A, 4.00%, 7/1/2046	275,000	238,098
Series A, 5.00%, 7/1/2046	35,000	36,071
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	524,963

		2,998,052

MARYLAND — 1.1%
Anne Arundel County Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	313,109
Baltimore, MD, Special Obligation Bond Revenue Series A, 4.50%, 9/1/2033	1,325,000	1,379,656
City of Rockville, MD, Health Facilities Authority Revenue Series B, 5.00%, 11/1/2042	400,000	436,816
Frederick County, MD, Special Obligation Bond, Special Tax Revenue Series A, 5.00%, 7/1/2040	320,000	337,056
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	436,747
Maryland Economic Development Corp., Revenue:
5.00%, 3/31/2024	105,000	114,388
5.00%, 3/31/2030	145,000	164,504
5.00%, 3/31/2051	100,000	109,247
5.75%, 9/1/2025	525,000	549,591
Maryland Economic Development Corp., Tax Alloacation 4.38%, 7/1/2036	225,000	230,661
Maryland Health & Higher Educational Facilities Authority Revenue:
3.50%, 7/1/2026	100,000	99,996
5.00%, 7/1/2024	100,000	112,947
5.00%, 7/1/2027	170,000	192,428
5.00%, 10/1/2042	310,000	328,920
5.00%, 7/1/2045	90,000	96,190
Series A, 5.00%, 7/1/2038	100,000	109,159
Series A, 5.00%, 8/15/2041	235,000	257,640

		5,269,055

Security Description	Principal Amount	Value

MASSACHUSETTS — 1.1%
Massachusetts Health & Educational Facilities Authority Revenue
Series C, 5.38%, 7/1/2035	$500,000	$522,905
Massachusetts, Development Finance Agency Revenue:
4.00%, 7/1/2039	100,000	101,075
5.00%, 4/15/2040	200,000	212,532
5.13%, 7/1/2040	100,000	104,508
5.25%, 7/1/2023	500,000	556,305
Series B, 4.88%, 11/1/2042 (b)	500,000	500,130
Series D, 4.00%, 7/1/2045	350,000	345,405
Series F, 5.63%, 7/15/2036	120,000	130,386
Series G, 5.00%, 7/1/2044	210,000	222,585
Series I, 5.00%, 7/1/2038	250,000	275,888
Massachusetts, Development Finance Agency, First Mortgage Revenue 5.00%, 7/1/2025	240,000	276,602
Massachusetts, Development Finance Agency, Hospital Revenue:
5.00%, 10/1/2057 (b)	920,000	968,300
5.25%, 11/15/2041	105,000	115,812
Massachusetts, Educational Financing Authority Revenue Series J, 5.63%, 7/1/2029	255,000	272,600
Massachusetts, Port Authority Facilities Revenue Series A, 5.00%, 1/1/2027 (a)	690,000	699,522

		5,304,555

MICHIGAN — 2.0%
Conner Creek Academy, MI, Public School Revenue 5.00%, 11/1/2026	800,000	737,336
Detroit Community High School Revenue:
5.65%, 11/1/2025	775,000	531,952
5.75%, 11/1/2035	500,000	305,100
Detroit, MI, Sewage Disposal System Revenue:
Series A, 5.00%, 7/1/2021	270,000	292,129
Series B, 5.50%, 7/1/2029 (a)	155,000	181,243
Detroit, MI, Water Supply System Revenue Series A, 5.25%, 7/1/2041	120,000	129,828
Grand Rapids Economic Development Corp., Revenue 5.00%, 11/1/2047	1,000,000	1,044,860
Michigan Finance Authority 4.00%, 11/15/2046	300,000	297,462
Michigan Finance Authority Ltd., Miscellaneous Revenue 8.13%, 4/1/2041	470,000	398,231
Michigan Strategic Fund, Tax Allocation Series A, 4.13%, 7/1/2045 (d)	1,805,000	1,813,610

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Michigan Tobacco Settlement Finance Authority Series A, 6.00%, 6/1/2048	$1,430,000	$1,431,416
Michigan, State Finance Authority Revenue Series D-2, 5.00%, 7/1/2034	400,000	439,424
Michigan, State Tobacco Settlement Finance Authority Revenue Series A, 6.88%, 6/1/2042	1,000,000	1,009,400
Saline, MI, Economic Development Corp., Revenue 5.50%, 6/1/2047	1,000,000	1,039,810
Wayne County, MI, Airport Authority Revenue 5.38%, 12/1/2032 (a)	350,000	357,291

		10,009,092

MINNESOTA — 1.4%
Baytown Township, MN, Lease
Revenue:
3.00%, 8/1/2019	200,000	200,462
3.00%, 8/1/2020	215,000	214,946
3.00%, 8/1/2021	210,000	208,744
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	170,000	190,199
City of Brooklyn, MN, Revenue Series A, 4.75%, 7/1/2025	80,000	79,607
City of Cloud, MN, Revenue:
Series A, 4.00%, 5/1/2037	355,000	371,206
Series A, 5.00%, 4/1/2046	150,000	90,987
City of Independence, MN, Revenue Series A, 4.25%, 7/1/2026	1,000,000	957,590
City of Minneapolis, MN, Revenue 5.00%, 12/1/2047 (b)	300,000	281,910
City of Rochester, MN, Revenue Series A, 4.50%, 8/1/2042	1,100,000	1,098,328
Maple Grove, MN, Revenue:
5.00%, 9/1/2027	230,000	258,568
5.00%, 5/1/2028	150,000	173,940
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	1,014,420
St. Paul Housing & Redevelopment Authority Revenue:
5.13%, 12/1/2038	390,000	403,436
Series A, 5.75%, 7/1/2047 (b)	1,000,000	929,330
Woodbury Housing & Redevelopment Authority Revenue 5.25%, 12/1/2049	340,000	354,515

		6,828,188

MISSISSIPPI — 0.2%
Gulfport, MS, Hospital Facilities
Revenue 5.00%, 7/1/2027	235,000	261,111

Security Description	Principal Amount	Value

Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue 6.70%, 4/1/2022 (d)	$210,000	$239,723
Mississippi Business Finance Corp., Revenue 4.55%, 12/1/2028	320,000	320,061
Mississippi Development Bank, Revenue 3.50%, 9/1/2034 (a)	155,000	153,089
Mississippi, State Revenue 5.00%, 10/15/2027	175,000	201,624

		1,175,608

MISSOURI — 0.9%
Boone County, MO, Hospital Revenue 5.00%, 8/1/2029	70,000	76,995
City of State Louis MO Airport Revenue 5.50%, 7/1/2031 (a)	120,000	152,887
County of Putnam, MO, Revenue 5.00%, 9/1/2032	335,000	250,382
Grandview Industrial Development Authority, General Obligation Series A, 5.00%, 5/1/2042 (b)	245,000	240,649
Jennings City, MO, Revenue 5.00%, 11/1/2023	345,000	312,994
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue: 5.00%, 5/1/2035	220,000	220,680
6.00%, 5/1/2042	435,000	436,570
Missouri State Industrial Development Authority Revenue Series A, 4.75%, 11/15/2047	1,000,000	1,024,830
Missouri, State Health & Educational Facilities Authority Revenue:
4.25%, 8/1/2035	280,000	281,532
5.25%, 2/1/2026	205,000	217,923
Series A, 5.00%, 2/1/2036	500,000	545,930
Raymore, MO, Tax Increment Limited Obligation, Tax Allocation Series A, 4.00%, 5/1/2020	340,000	342,047
State Louis County Industrial Development Authority Revenue 5.00%, 12/1/2025	295,000	315,078

		4,418,497

MONTANA — 0.1%
Cascade County Elementary School District No 1 Great Falls Revenue 4.00%, 7/1/2034	300,000	319,557

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

City of Kalispell, MT, Hospital Authority Revenue Series A, 5.25%, 5/15/2047	$100,000	$104,563

		424,120

NEBRASKA — 0.1%
Central Plains Energy Project Revenue Series A, 5.25%, 12/1/2021	325,000	358,949

NEVADA — 0.6%
Las Vegas, NV, Special Assessment 5.00%, 6/1/2025	470,000	500,432
Las Vegas, Redevelopment Agency 3.38%, 6/15/2036	125,000	114,355
North Las Vegas, NV, Wastewater Reclamation, General Obligation 4.50%, 10/1/2036 (a)	160,000	160,069
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A, 6.75%, 6/15/2028 (b)	1,000,000	1,005,190
State of Nevada Department of Business & Industry Revenue:
5.88%, 12/15/2027 (b)	250,000	267,253
6.25%, 12/15/2037 (b)	280,000	305,942
Washoe County, NV, Revenue:
5.00%, 2/1/2043	110,000	112,555
Series B, 3.00%, 3/1/2036 (d)	255,000	260,105

		2,725,901

NEW HAMPSHIRE — 0.3%
New Hampshire Business Finance Authority Revenue 4.00%, 4/1/2029 (b) (d)	320,000	320,150
New Hampshire Health and Education Facilities Authority Revenue:
3.50%, 8/1/2041	200,000	189,872
5.00%, 7/1/2042	485,000	513,242
Series A, 6.13%, 7/1/2052 (b)	350,000	369,806

		1,393,070

NEW JERSEY — 7.2%
Bayonne, NJ, Redevelopment Agency Revenue Series A, 5.38%, 11/1/2035	520,000	520,005
Camden County, Improvement Authority Revenue 5.00%, 2/15/2033	200,000	215,558
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	500,000	533,140
Garden State Preservation Trust Revenue Series A, 4.00%, 11/1/2018	200,000	202,586
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, 5.00%, 12/1/2024	790,000	854,464

Security Description	Principal Amount	Value

New Jersey, Economic Development Authority Revenue:
4.25%, 6/15/2027	$570,000	$592,868
5.00%, 3/1/2024	100,000	107,553
5.00%, 6/15/2024	775,000	840,805
5.00%, 3/1/2026	815,000	868,937
5.00%, 6/15/2030	500,000	542,955
5.00%, 6/1/2032	165,000	184,595
5.13%, 1/1/2034	1,000,000	1,094,740
5.25%, 9/15/2029	50,000	54,549
5.25%, 1/1/2044	750,000	769,358
5.50%, 9/1/2021	700,000	751,856
5.75%, 9/15/2027	1,000,000	1,108,470
7.10%, 11/1/2031 (g)	1,000,000	0
Series A, 5.00%, 7/1/2029	165,000	177,903
Series A, 5.00%, 6/1/2036	390,000	401,829
Series A, 5.00%, 6/15/2037	220,000	228,243
Series A, 5.13%, 6/15/2043	100,000	103,990
Series B, Zero Coupon, 7/1/2027.	160,000	113,078
Series EE, 5.25%, 9/1/2024	200,000	212,794
Series II, 5.00%, 3/1/2025	1,000,000	1,066,030
Series N-1, 5.50%, 9/1/2023 (a) .	100,000	113,736
Series PP, 5.00%, 6/15/2019	300,000	309,813
Series PP, 5.00%, 6/15/2031	145,000	154,276
Series XX, 4.25%, 6/15/2026	550,000	566,836
Series XX, 5.00%, 6/15/2021	350,000	373,398
New Jersey, Educational Facilities Authority Revenue:
Series A, 5.00%, 7/1/2025 (a)	100,000	115,536
Series D, 3.50%, 7/1/2044	370,000	358,837
Series D, 5.25%, 7/1/2037	170,000	170,364
Series E, 5.00%, 7/1/2024	100,000	113,377
Series G, 3.50%, 7/1/2031	355,000	354,240
New Jersey, Health Care Facilities Financing Authority Revenue:
3.88%, 7/1/2039	630,000	617,885
5.00%, 7/1/2025	360,000	388,380
5.00%, 7/1/2026	555,000	622,166
5.00%, 9/15/2027	100,000	106,666
5.00%, 7/1/2029	300,000	331,743
5.75%, 7/1/2037	970,000	977,401
Series A, 5.25%, 10/1/2024	110,000	115,005
New Jersey, Higher Education Student Assistance Authority Revenue Series 1, 5.00%, 12/1/2022	370,000	391,771
New Jersey, Transportation Trust Fund Authority Revenue:
Series A, Zero Coupon, 12/15/2025	460,000	335,529
Series A, Zero Coupon, 12/15/2031	500,000	269,590
Series A, Zero Coupon, 12/15/2040	755,000	254,397
Series A, 5.50%, 12/15/2022	1,085,000	1,197,525
Series A, 5.50%, 12/15/2023	2,400,000	2,688,072
Series AA, 5.00%, 6/15/2036	400,000	418,972
Series B, 3.15%, 6/15/2019	320,000	323,498

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series B, 5.25%, 12/15/2023 (a)	$150,000	$168,558
Series C, Zero Coupon, 12/15/2025 (a)	190,000	139,110
Series D, 5.00%, 6/15/2032	520,000	555,308
New Jersey, Turnpike Authority Revenue Series E, 5.00%, 1/1/2034	400,000	447,464
South Jersey Transportation Authority LLC, Revenue Series A, 5.00%, 11/1/2034	150,000	164,592
Tobacco Settlement Financing Corp., NJ, Revenue:
Series 1A, 4.63%, 6/1/2026	2,000,000	2,001,720
Series 1A, 4.75%, 6/1/2034	4,090,000	4,088,855
Series 1A, 5.00%, 6/1/2029	1,355,000	1,359,377
Series 1A, 5.00%, 6/1/2041	3,495,000	3,490,946

		35,631,249

NEW MEXICO — 0.2%
Farmington, NM, Pollution Control Revenue Series D, 5.90%, 6/1/2040	50,000	53,662
Mariposa East Public Improvement District, Special Assessment:
Series A, 5.90%, 9/1/2032	35,000	35,041
Series B, 5.90%, 9/1/2032	135,000	134,750
Series C, 5.90%, 9/1/2032	220,000	210,511
Series D, Zero Coupon, 3/1/2032.	190,000	28,500
Winrock Town Center, NM, Tax Increment Development District No. 1,Tax Allocation 6.00%, 5/1/2040 (b)	575,000	583,493

		1,045,957

NEW YORK — 5.9%
Albany Capital Resource Corp., Revenue Series A, 5.00%, 5/1/2026	100,000	115,726
Buffalo & Erie County, NY, Industrial Land Development Corp., Revenue 5.00%, 11/15/2037	1,000,000	1,084,180
Build NYC Resource Corp., Revenue:
5.00%, 1/1/2035 (b)	265,000	284,562
5.25%, 11/1/2034	250,000	261,722
5.50%, 11/1/2044	500,000	520,380
Series A, 5.00%, 4/1/2033	120,000	125,827
Series A, 5.00%, 6/1/2047 (b)	150,000	156,942
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	600,000	623,796
Dutchess County, Local Development Corp., Revenue Series A, 5.00%, 7/1/2045	135,000	149,950
Erie Tobacco Asset Securitization Corp., Revenue Series A, 5.00%, 6/1/2045	615,000	595,431

Security Description	Principal Amount	Value

Glen Cove Local Economic Assistance Corp., Revenue Series C, 5.63%, 1/1/2055 (f)	$620,000	$512,219
Hempstead Town, NY, Local Development Corp., Revenue 5.00%, 9/1/2038	250,000	272,577
Jefferson County Industrial Development Agency Revenue 5.25%, 1/1/2024 (b)	215,000	204,435
Long Island, NY, Power Authority Electric Systems Revenue Series B, 5.00%, 9/1/2038	320,000	357,280
Nassau County Tobacco Settlement Corp., Revenue:
Series A-2, 5.25%, 6/1/2026	610,000	610,079
Series A-3, 5.00%, 6/1/2035	965,000	952,716
Series A-3, 5.13%, 6/1/2046	635,000	620,173
Nassau County, NY, General Obligation Series B, 5.00%, 4/1/2039	290,000	317,985
Nassau County, NY, Local Economic Assistance Corp., Revenue:
5.00%, 7/1/2023	100,000	111,743
5.00%, 7/1/2033	225,000	246,148
New Rochelle, NY, Industrial Development Agency Revenue 5.25%, 7/1/2027	765,000	599,179
New York Counties Tobacco Trust IV Revenue:
Series A, 5.00%, 6/1/2042	430,000	417,642
Series A, 5.00%, 6/1/2045	740,000	710,230
New York Liberty Development Corp., Revenue:
5.50%, 10/1/2037	145,000	185,968
Series 1, 5.00%, 11/15/2044 (b)	3,500,000	3,709,895
Series 2, 5.00%, 9/15/2043	150,000	162,491
Series 2, 5.38%, 11/15/2040 (b)	1,295,000	1,419,631
New York State Dormitory Authority Revenue:
5.00%, 12/1/2029 (b)	300,000	332,268
5.25%, 7/1/2035	275,000	282,835
Series A, 4.25%, 5/1/2042	145,000	146,979
Series A, 5.50%, 1/1/2039	100,000	111,126
New York State Thruway Authority Revenue:
Series I, 5.00%, 1/1/2023	200,000	219,562
Series I, 5.00%, 1/1/2024	110,000	121,176
New York Transportation Development Corp., Revenue:
5.00%, 1/1/2023	110,000	120,934
5.00%, 8/1/2026	1,360,000	1,444,592
5.00%, 8/1/2031	930,000	979,997
Series A, 5.00%, 7/1/2041	1,265,000	1,374,233
New York, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2023 (a)	550,000	551,364
5.00%, 1/1/2031 (a)	50,000	50,119

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

5.75%, 10/1/2037 (c)	$1,000,000	$310,000
7.00%, 3/1/2049 (a)	200,000	209,334
New York, NY, State Convention Center Development Corp., Revenue Series B, Zero Coupon, 11/15/2033	175,000	98,716
New York, State Dormitory Authority Revenue, Non State Supported Debt Series A, 5.00%, 7/1/2026	200,000	231,358
Niagara Area Development Corp., Revenue 5.25%, 11/1/2042 (b)	500,000	500,300
Niagara Frontier Transportation Authority Revenue Series A, 5.00%, 4/1/2028	425,000	472,549
Ramapo, NY, Local Development Corp., Revenue:
5.00%, 3/15/2028	295,000	307,853
5.00%, 3/15/2041	285,000	291,888
Suffolk Tobacco Asset Securitization Corp., Revenue Series C, 6.63%, 6/1/2044	500,000	525,080
Town of Oyster Bay NY, General Obligation Series A, 5.00%, 3/15/2020	365,000	376,132
Troy, NY, Capital Resource Corp., Revenue Series A, 5.13%, 9/1/2040	495,000	519,983
TSASC, Inc., NY, Revenue:
Series A, 5.00%, 6/1/2041	225,000	243,360
Series B, 5.00%, 6/1/2045	905,000	906,258
Series B, 5.00%, 6/1/2048	1,200,000	1,197,000
Westchester County, NY, Industrial Development Agency Revenue 7.00%, 6/1/2046 (b)	700,000	707,896
Westchester County, NY, Local Development Corp., Revenue:
3.75%, 11/1/2037	275,000	263,554
Series A, 5.00%, 6/1/2025 (b)	1,000,000	1,035,210

		29,260,563

NORTH CAROLINA — 0.4%
North Carolina Capital Facilities Finance Agency Revenue 5.00%, 3/1/2034	500,000	529,990
North Carolina Medical Care Commission Revenue:
5.00%, 10/1/2030	150,000	169,944
5.00%, 7/1/2045	500,000	529,215
North Carolina, Department of Transportation Revenue:
5.00%, 12/31/2037	250,000	271,793
5.00%, 6/30/2054	575,000	617,912

		2,118,854

Security Description	Principal Amount	Value

NORTH DAKOTA — 0.1%
Williston Parks & Recreation District Revenue:
Series A, 4.00%, 3/1/2023	$355,000	$349,086
Series A, 4.00%, 3/1/2032	190,000	164,713

		513,799

OHIO — 5.0%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Series A-2, 5.13%, 6/1/2024	3,340,000	3,269,058
Series A-2, 5.38%, 6/1/2024	2,605,000	2,573,271
Series A-2, 5.75%, 6/1/2034	2,665,000	2,610,234
Series A-2, 5.88%, 6/1/2030	150,000	148,895
Series A-2, 5.88%, 6/1/2047	3,560,000	3,505,425
Series A-2, 6.00%, 6/1/2042	2,235,000	2,212,650
Series A-2, 6.50%, 6/1/2047	2,405,000	2,420,031
Series A-3, 6.25%, 6/1/2037	1,000,000	1,003,880
Series B, Zero Coupon, 6/1/2047.	995,000	66,058
Series C, Zero Coupon, 6/1/2052.	1,800,000	53,118
Butler County, OH, Port Authority Revenue Series A1, 6.38%, 1/15/2043 (b) .	175,000	182,073
City of Middleburg Heights, OH, Health Care Facilities Revenue 4.00%, 8/1/2047	395,000	398,294
County of Cuyahoga, OH, Hospital Revenue:
5.00%, 2/15/2028	50,000	55,472
5.25%, 2/15/2047	100,000	106,861
5.50%, 2/15/2052	100,000	109,458
County of Hamilton, OH, Hospital Revenue 5.00%, 6/1/2042	310,000	335,206
County of Licking, OH, Hospital Revenue Series A, 6.00%, 7/1/2050	200,000	212,636
County of Montgomery, OH, Hospital Revenue 5.45%, 10/1/2038	175,000	192,327
Muskingum, OH, Hospital Revenue:
5.00%, 2/15/2033	1,000,000	1,057,830
5.00%, 2/15/2044	200,000	209,296
Ohio, State Air Quality Development Authority Revenue:
4.25%, 1/15/2038 (b)	215,000	215,501
5.63%, 6/1/2018	555,000	488,267
6.75%, 6/1/2024	500,000	517,255
Series B, 3.63%, 10/1/2033 (d)	250,000	79,063
Series E, 5.63%, 10/1/2019	610,000	627,812
Ohio, State Water Development Authority Revenue:
Series A, 3.00%, 5/15/2019	250,000	79,063
Series B, 3.63%, 10/1/2033 (d)	325,000	102,781
Series B, 4.00%, 12/1/2033 (d)	375,000	118,594
Series B, 4.00%, 1/1/2034 (d)	570,000	180,263
Series C, 3.95%, 11/1/2032 (d)	125,000	39,531

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Port of Greater Cincinnati Development Authority Revenue Series B, 5.00%, 12/1/2046	$240,000	$240,989
Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	475,000	490,993
Southeastern Ohio Port Authority, Hospital Facilities Revenue:
5.75%, 12/1/2032	100,000	108,341
6.00%, 12/1/2042	550,000	595,831

		24,606,357

OKLAHOMA — 0.7%
Comanche County Hospital Authority Revenue Series A, 5.00%, 7/1/2032	450,000	464,895
Oklahoma Development Finance Authority Revenue Series B, 5.50%, 8/15/2057 (e)	415,000	459,567
Payne County, OK, Economic Development Authority Revenue:
4.75%, 11/1/2023	300,000	150,000
Series A, 6.88%, 11/1/2046	50,000	25,000
Rogers County, OK, Educational Facilities Authority, Educational Facilities Lease Revenue Series A-REF, 5.00%, 9/1/2020	375,000	401,164
Tulsa Airports Improvement Trust Revenue:
5.00%, 6/1/2035 (d)	1,000,000	1,076,520
Series B, 5.50%, 12/1/2035	600,000	645,036

		3,222,182

OREGON — 0.6%
Hospital Facilities Authority of Multnomah County Oregon Revenue:
5.00%, 12/1/2036	400,000	443,216
Series A, 5.50%, 10/1/2049	1,000,000	1,072,050
Oregon, State Facilities Authority Revenue Series A, 6.38%, 9/1/2040 (b)	750,000	829,275
Salem Hospital Facility Authority Revenue Series A, 4.00%, 5/15/2041	385,000	391,129
Yamhill County Hospital Authority Revenue Series A, 4.00%, 11/15/2026	65,000	67,150

		2,802,820

PENNSYLVANIA — 3.7%
Allegheny County Hospital Development Authority Revenue:
Series A, 5.00%, 4/1/2025	325,000	321,604
Series A, 5.13%, 4/1/2035	500,000	461,795
Allegheny, PA, Industrial Development Authority Revenue 5.75%, 8/1/2042	250,000	252,355

Security Description	Principal Amount	Value

Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue 5.00%, 5/1/2042 (b)	$500,000	$530,305
Beaver County Industrial Development Authority Revenue Series B, 3.50%, 12/1/2035 (d)	270,000	85,388
Centre County Hospital Authority Revenue:
Series A, 3.00%, 11/15/2031	120,000	113,918
Series A, 3.75%, 11/15/2041	385,000	382,598
Series A, 4.00%, 11/15/2035	200,000	205,416
Chester County Industrial Development Authority Revenue:
5.00%, 10/1/2034	250,000	265,937
5.00%, 10/1/2044	215,000	225,062
City of Philadelphia PA, General Obligation:
Series A, 5.00%, 7/15/2038	100,000	108,824
Series B, 5.00%, 8/1/2033	110,000	123,372
Cumberland County Municipal Authority Revenue:
5.00%, 1/1/2031	1,000,000	1,109,520
5.00%, 1/1/2038	295,000	319,703
Delaware County, Authority Revenue:
4.00%, 10/1/2019	130,000	130,243
5.25%, 10/1/2032	115,000	111,483
Delaware County, Industrial Development Authority Revenue Series A, 6.13%, 8/15/2040	625,000	555,219
Delaware Valley Regional Finance Authority Revenue 5.75%, 7/1/2032	100,000	124,170
East Hempfield Township Industrial Development Authority Revenue 5.00%, 12/1/2030	100,000	112,284
Fulton County Industrial Development Authority Revenue:
4.00%, 7/1/2028	300,000	290,412
5.00%, 7/1/2040	945,000	953,193
Lancaster County, PA, Hospital Authority:
2.88%, 7/1/2021	250,000	252,898
5.00%, 4/1/2027	420,000	437,094
Lehigh County, PA, General Purpose Authority Revenue 4.00%, 11/1/2041	250,000	251,368
Monroe County, PA, Industrial Development Authority Tax Allocation 6.88%, 7/1/2033 (b)	370,000	376,408
Montgomery County, PA, Industrial Development Authority Revenue:
4.00%, 12/1/2039	100,000	98,569
5.00%, 11/15/2036	475,000	529,083
5.25%, 1/1/2040	205,000	207,653

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Moon Industrial Development Authority Revenue 6.00%, 7/1/2045	$1,060,000	$1,121,681
Northampton County, General Purpose Authority Revenue 3.88%, 10/1/2045	245,000	236,744
Pennsylvania Economic Development Financing Authority:
5.00%, 12/31/2034	400,000	436,032
6.00%, 6/1/2031	515,000	515,927
Pennsylvania, Commonwealth Financing Authority Revenue Series B, 5.00%, 6/1/2042	280,000	300,493
Pennsylvania, Housing Finance Agency Revenue Series A, 4.25%, 10/1/2035	100,000	101,735
Pennsylvania, State Higher Educational Facilities Authority Revenue:
4.00%, 11/1/2032	170,000	155,684
5.00%, 11/1/2027	755,000	771,685
5.00%, 11/1/2042	140,000	132,605
Series A, 6.50%, 9/1/2038	190,000	206,351
Pennsylvania, Turnpike Commission Highway Revenue:
Series A-1, 5.00%, 12/1/2037	380,000	430,700
Series C, 5.00%, 12/1/2044	235,000	258,263
Philadelphia Authority for Industrial Development 5.00%, 7/1/2037	290,000	308,519
Philadelphia, PA, Airport System Revenue:
Series A, 5.00%, 6/15/2020	295,000	313,420
Series A, 5.00%, 6/15/2022	165,000	178,609
Philadelphia, PA, Authority for Industrial Development Revenue Series A, 4.00%, 9/1/2047	385,000	386,709
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue:
5.00%, 7/1/2032	1,610,000	1,761,952
Series A, 5.63%, 7/1/2042	410,000	445,920
Philadelphia, PA, School District, General Obligation Series E, 5.25%, 9/1/2023	200,000	212,594
Scranton Redevelopment Authority Series A, 5.00%, 11/15/2028	195,000	198,173
Scranton, PA, General Obligation 5.00%, 11/15/2032	380,000	398,734
State Public School Building Authority 5.00%, 4/1/2029	150,000	159,182
Wilkes-Barre, PA, Finance Authority Revenue 5.00%, 11/1/2040	300,000	324,624

		18,292,210

Security Description	Principal Amount	Value

PUERTO RICO — 4.6%
Children’s Trust Fund, Tobacco Settlement Revenue:
5.50%, 5/15/2039	$720,000	$690,458
5.63%, 5/15/2043	4,840,000	4,605,647
Puerto Rico College and University Revenue
Series P, 5.00%, 6/1/2022	205,000	138,477
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Series A, 4.25%, 7/1/2025	315,000	249,244
Series A, 5.00%, 7/1/2033	3,085,000	2,441,006
Series A, 5.13%, 7/1/2037	475,000	375,844
Series A, 5.25%, 7/1/2029	1,250,000	989,062
Series A, 5.25%, 7/1/2042	1,120,000	886,200
Series A, 6.00%, 7/1/2038	2,610,000	2,110,837
Series A, 6.00%, 7/1/2044	1,865,000	1,508,319
Series A, 6.00%, 7/1/2047	100,000	79,125
Puerto Rico Commonwealth, General Obligation:
Zero Coupon, 7/1/2018 (c)	535,000	232,056
Series A, 5.50%, 7/1/2019 (a)	880,000	895,814
Puerto Rico Electric Power Authority Revenue:
Series LL, 5.50%, 7/1/2018 (a)	400,000	401,004
Series RR, 5.00%, 7/1/2022 (a)	135,000	134,919
Series RR, 5.00%, 7/1/2026	140,000	126,875
Series V V, 5.25%, 7/1/2025 (a)	175,000	175,619
Series V V, 5.25%, 7/1/2027 (a)	405,000	433,107
Series V V, 5.25%, 7/1/2030 (a)	125,000	122,558
Puerto Rico Highways & Transportation Authority Revenue:
5.00%, 7/1/2028 (c)	310,000	13,718
Series A, 4.75%, 7/1/2038 (c)	185,000	35,150
Series AA, 5.00%, 7/1/2035 (c)	180,000	108,900
Series CC, 5.50%, 7/1/2030 (c)	100,000	60,500
Series G, 5.00%, 7/1/2033 (c)	105,000	19,950
Series G, 5.00%, 7/1/2042 (c)	755,000	143,450
Series I, 5.00%, 7/1/2026 (c)	185,000	135,512
Series L, 5.25%, 7/1/2022 (c)	140,000	102,550
Series L, 5.25%, 7/1/2038 (a)	250,000	242,405
Series L, 5.25%, 7/1/2041 (a)	125,000	133,554
Series M, 5.00%, 7/1/2046 (c)	285,000	54,150
Series N, 5.25%, 7/1/2030 (a)	615,000	613,309
Series N, 5.25%, 7/1/2031 (a)	675,000	669,235
Series N, 5.25%, 7/1/2039 (c)	350,000	256,375
Series N, 5.50%, 7/1/2023 (c)	110,000	20,900
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue:
Series A, 5.00%, 7/1/2033 (a)	260,000	243,667
Series A, 6.00%, 7/1/2033	100,000	101,441
Puerto Rico Infrastructure Financing Authority Revenue:
Series B, 5.00%, 7/1/2021 (c)	1,000,000	73,750

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Series B, 5.00%, 7/1/2022 (c)	$140,000	$10,325
Series B, 5.00%, 7/1/2037 (c)	510,000	37,613
Series B, 5.00%, 7/1/2041 (c)	330,000	24,338
Series B, 5.00%, 7/1/2046 (c)	555,000	40,931
Series C, 5.50%, 7/1/2020 (c)	160,000	123,200
Series C, 5.50%, 7/1/2021 (c)	110,000	84,700
Series C, 5.50%, 7/1/2023 (a)	115,000	118,683
Series C, 5.50%, 7/1/2024 (a)	415,000	428,674
Series C, 5.50%, 7/1/2026 (a)	290,000	299,283
Series C, 5.50%, 7/1/2027 (a)	470,000	484,044
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
Series A, Zero Coupon, 8/1/2030.	145,000	14,177
Series A, 0.00%, 8/1/2031	780,000	72,030
Series A, Zero Coupon, 8/1/2033.	240,000	19,574
Series A, Zero Coupon, 8/1/2034.	210,000	16,006
Series A, Zero Coupon, 8/1/2036.	150,000	9,960
Series A, 3.88%, 8/1/2018 (c)	255,000	59,925
Series A, 4.88%, 8/1/2024 (c)	100,000	23,500
Series A, 5.00%, 8/1/2018 (c)	210,000	49,350
Series A, 5.00%, 8/1/2019 (c)	100,000	23,500
Series A, 5.00%, 8/1/2024 (c)	400,000	94,000
Series A, 5.00%, 8/1/2040 (a)	240,000	243,089
Series A, 5.63%, 8/1/2030 (c)	150,000	35,250
Series A, 6.13%, 8/1/2029 (c)	100,000	23,500
Series A-1, Zero Coupon, 8/1/2023	620,000	105,828
Series A-1, 5.00%, 8/1/2043 (c) .	420,000	98,700
Series C, Zero Coupon, 8/1/2038.	725,000	43,355
Series C, 4.00%, 8/1/2027 (c)	435,000	254,475
Series D, 3.80%, 8/1/2023 (c)	200,000	110,000

		22,572,697

RHODE ISLAND — 0.1%
Rhode Island, State Health & Educational Building Corp., Revenue 5.00%, 5/15/2028	250,000	280,037

SOUTH CAROLINA — 0.6%
South Carolina Jobs - Economic Development Authority Revenue:
Series A, 5.25%, 8/1/2030	350,000	376,523
Series A, 7.00%, 11/1/2033	270,000	286,735
South Carolina Ports Authority Revenue 4.00%, 7/1/2040	245,000	249,466
South Carolina Public Service Authority Revenue:
5.25%, 12/1/2055	305,000	333,929
Series A, 5.00%, 12/1/2055	240,000	256,500
Series A, 5.50%, 12/1/2054	320,000	352,570
Series B, 5.13%, 12/1/2043	340,000	364,704
Series E, 5.00%, 12/1/2048	505,000	535,583

		2,756,010

Security Description	Principal Amount	Value

TENNESSEE — 0.5%
Bristol Industrial Development Board Revenue Series A, 5.13%, 12/1/2042 (b)	$400,000	$389,084
Chattanooga-Hamilton County Hospital Authority Revenue 5.00%, 10/1/2039	75,000	80,762
Johnson City Health & Educational Facilities Board Revenue 5.00%, 8/15/2042	415,000	437,236
Knox County, TN, Health Educational & Housing Facility Board Revenue 5.00%, 4/1/2031	240,000	265,428
Memphis-Shelby County Industrial Development Board Revenue Series A, 5.50%, 7/1/2037	100,000	104,561
Metropolitan Government Nashville & Davidson County Health & Educational Facility Revenue Series A, 5.63%, 6/15/2047 (b)	370,000	358,123
Shelby County Health Educational & Housing Facilities Board Revenue Series A, 5.50%, 9/1/2047	400,000	374,592
Tennessee Energy Acquisition Corp., Gas Revenue:
5.00%, 2/1/2024	100,000	112,150
5.00%, 2/1/2027	245,000	281,311
5.25%, 9/1/2022	190,000	211,607

		2,614,854

TEXAS — 5.5%
Arlington Higher Education Finance Corp., Revenue Series A, 5.00%, 8/15/2048	15,000	14,678
Austin Community College District Revenue 3.25%, 2/1/2037	110,000	107,566
Austin Convention Enterprises, Inc., Revenue Series A, 5.00%, 1/1/2034	400,000	451,600
Bexar County, TX, Health Facilities Development Corp., Revenue 4.00%, 7/15/2036	500,000	500,325
Celina, TX, Special Assessment 5.50%, 9/1/2032	400,000	400,904
Central Texas Regional Mobility Authority Revenue 5.00%, 1/1/2022	350,000	383,705
Central Texas, Turnpike System Revenue:
Series C, 5.00%, 8/15/2034	500,000	547,830
Series C, 5.00%, 8/15/2037	500,000	544,835
Clifton Higher Education Finance Corp., Revenue:
Series A, 3.95%, 12/1/2032	115,000	115,238
Series A, 4.35%, 12/1/2042	290,000	292,421

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Corpus Christi, TX, Utility System Revenue 3.13%, 7/15/2032	$100,000	$98,690
Dallas County Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (b)	500,000	522,895
Dallas/Fort Worth International Airport Revenue Series H, 5.00%, 11/1/2027	140,000	152,355
Decatur Hospital, TX, Authority Revenue Series A-REF, 5.25%, 9/1/2029	335,000	362,594
Flower Mound Town, TX, Special Assessment 6.13%, 9/1/2028	500,000	508,855
Fort Bend County Industrial Development Corp., Revenue Series B, 4.75%, 11/1/2042	385,000	394,367
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	250,000	258,812
Hale Center Education Facilities Corp., Revenue 5.00%, 3/1/2035	150,000	160,332
Harris County Cultural Education Facilities Finance Corp., Revenue Series A, 5.13%, 1/1/2048	120,000	123,215
Harris County Municipal Utility District No. 165, General Obligation 3.25%, 3/1/2029	100,000	101,236
Houston, TX, Airport System Revenue:
4.50%, 7/1/2020	1,150,000	1,202,164
Series A, 5.00%, 7/1/2024	100,000	108,424
Series A, 6.50%, 7/15/2030	300,000	330,606
Series B-2, 5.00%, 7/15/2020	1,500,000	1,585,065
Series C, 5.00%, 7/15/2020	500,000	528,470
Love Field, TX, Airport Modernization Corp., Revenue 5.25%, 11/1/2040	60,000	64,311
Lower Colorado River Authority Revenue Series A, 5.00%, 5/15/2024	110,000	121,691
Matagorda County Navigation District No. 1, Revenue Series A, 4.40%, 5/1/2030 (a)	235,000	251,135
Mesquite Health Facility Development Corp., Revenue 5.13%, 2/15/2042	1,000,000	1,038,120
Mission Economic Development Corp., Revenue:
6.50%, 12/1/2033 (b)	665,000	655,943
7.75%, 1/1/2045 (b)	940,000	796,923
New Hope, Cultural Education Facilities Corp., Revenue:
5.00%, 1/1/2047	500,000	528,240
5.00%, 7/1/2047	1,000,000	834,130

Security Description	Principal Amount	Value

5.50%, 1/1/2049	$1,000,000	$1,064,720
Series A, 4.25%, 8/15/2027 (b)	250,000	245,255
Series A, 5.00%, 4/1/2046	335,000	356,001
North East Texas Regional Mobility Authority Revenue 5.00%, 1/1/2030	225,000	253,892
North Harris County Regional Water Authority Revenue 3.00%, 12/15/2036	180,000	162,293
North Texas Tollway Authority Series I, 6.20%, 1/1/2042 (a)	180,000	216,018
Port Freeport, TX, Revenue Series B-2, 4.95%, 5/15/2033	145,000	148,268
Red River Education Finance Corp., Revenue 5.00%, 6/1/2046	120,000	132,408
Red River Health Facilities Development Corp., Revenue:
7.25%, 12/15/2047 (c)	200,000	116,000
Series A, 7.50%, 11/15/2034	1,000,000	1,149,610
SA Energy Acquisition Public Facility Corp., Revenue:
5.50%, 8/1/2025	105,000	122,449
5.50%, 8/1/2027	110,000	131,041
Tarrant County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.00%, 5/15/2027	500,000	503,090
4.50%, 11/15/2021	1,220,000	1,218,329
5.00%, 10/1/2044	200,000	211,692
5.63%, 11/15/2041	500,000	514,555
6.75%, 11/15/2052	300,000	332,250
Series B, 4.50%, 11/15/2036	150,000	151,614
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue
Series D, 6.25%, 12/15/2026	285,000	333,718
Texas Private Activity Bond Surface Transportation Corp., Revenue:
5.00%, 12/31/2045	350,000	380,376
5.00%, 12/31/2055	490,000	529,440
7.00%, 6/30/2040	475,000	523,920
Texas, Municipal Gas Acquisition & Supply Corp. III, Revenue:
5.00%, 12/15/2022	75,000	83,439
5.00%, 12/15/2026	25,000	27,568
5.00%, 12/15/2030	330,000	361,142
5.00%, 12/15/2031	500,000	546,265
Travis County, TX, Health Facilities Development Corp., Revenue 7.13%, 1/1/2046	180,000	204,871
Tyler Health Facilities Development Corp., Revenue:
Series A, 5.25%, 11/1/2021	100,000	100,019
Series A, 5.38%, 11/1/2037	1,040,000	1,040,208
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	397,425
6.25%, 9/1/2040	370,000	373,027

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

6.38%, 9/1/2045	$505,000	$509,853
Wood County Central Hospital District Revenue 6.00%, 11/1/2041	575,000	648,715

		27,177,146

U. S. VIRGIN ISLANDS — 1.0%
Virgin Islands Public Finance Authority, Revenue:
Series A, 4.00%, 10/1/2022	110,000	75,900
Series A, 5.00%, 10/1/2024	100,000	67,500
Series A, 5.00%, 10/1/2025	10,000	7,525
Series A, 5.00%, 10/1/2029	1,080,000	801,900
Series A, 5.00%, 10/1/2032	1,125,000	773,187
Series A, 6.00%, 10/1/2039	500,000	318,750
Series A1, 4.50%, 10/1/2024	350,000	263,375
Series A1, 5.00%, 10/1/2029	100,000	74,250
Series A1, 5.00%, 10/1/2039	155,000	113,537
Series B, 5.00%, 10/1/2025	420,000	296,100
Series B, 5.25%, 10/1/2029	695,000	486,500
Series B, 6.63%, 10/1/2029	750,000	513,750
Series C, 5.00%, 10/1/2030	1,000,000	655,000
Virgin Islands Water & Power Authority, Revenue:
Series A, 4.00%, 7/1/2021	115,000	77,338
Series A, 5.00%, 7/1/2031	820,000	459,200

		4,983,812

UTAH — 0.4%
County of Box Elder UT Series A, 8.00%, 12/1/2039 (b)	320,000	308,070
County of Salt Lake UT Series A-1, 5.00%, 12/1/2033 (d).	1,000,000	1,023,520
Utah, State Charter School Finance Authority Revenue:
Series A, 5.80%, 6/15/2038	600,000	601,020
Series A, 7.00%, 7/15/2045	110,000	116,951

		2,049,561

VERMONT — 0.3%
University of Vermont & State Agricultural College Revenue 4.00%, 10/1/2037	105,000	108,582
Vermont Economic Development Authority Revenue Series A, 5.00%, 5/1/2047	1,000,000	1,048,290
Vermont, State Student Assistance Corp., Revenue Series B, 4.50%, 6/15/2045	115,000	115,079

		1,271,951

VIRGINIA — 1.7%
Amherst Industrial Development Authority Revenue 5.00%, 9/1/2026	140,000	132,888
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (b)	335,000	343,914

Security Description	Principal Amount	Value

City of Chesapeake VA Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	$50,000	$53,906
Fairfax County Economic Development Authority Revenue Series A, 5.00%, 10/1/2036	600,000	667,398
Henrico County Economic Development Authority Revenue Series C, 5.00%, 12/1/2047	1,000,000	1,060,490
Lexington, Industrial Development Authority Revenue:
4.00%, 1/1/2031	110,000	113,521
Series A, 5.00%, 1/1/2048	155,000	167,028
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (b)	980,000	1,000,619
Newport News Economic Development Authority Revenue 5.00%, 12/1/2038	500,000	523,940
Norfolk Redevelopment & Housing Authority Revenue 5.38%, 1/1/2035	250,000	264,373
Stafford County Economic Development Authority Revenue 4.00%, 6/15/2037	300,000	301,029
Tobacco Settlement Financing Corp., VA, Revenue:
Series B1, 5.00%, 6/1/2047	1,600,000	1,580,048
Series C, Zero Coupon, 6/1/2047.	500,000	45,030
Virginia College Building Authority, Revenue Series A, 5.00%, 7/1/2030 (b)	875,000	942,620
Virginia, Small Business Financing Authority Revenue:
5.00%, 10/1/2024	400,000	457,540
5.00%, 7/1/2034	500,000	536,245
Series SR, 5.50%, 1/1/2042	250,000	273,158

		8,463,747

WASHINGTON — 0.8%
Port of Seattle Industrial Development Corp., Revenue 5.00%, 4/1/2030	100,000	109,406
Port of Seattle, WA, Airport Authority Revenue Series C, 5.00%, 5/1/2031	130,000	150,189
Tacoma Consolidated Local Improvement Districts Revenue 5.75%, 4/1/2043	320,000	321,325
Washington Economic Development Finance Authority Revenue 7.50%, 1/1/2032 (b)	535,000	632,579
Washington, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	480,000	480,274
Series A, 5.00%, 2/1/2041	350,000	364,192

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value

Washington, State Housing Finance Commission Revenue:
Series A, 6.00%, 7/1/2025 (b)	$475,000	$502,051
Series A, 6.75%, 7/1/2035 (b)	640,000	680,915
Series A, 7.00%, 7/1/2045 (b)	345,000	369,164
Series B, 2.80%, 7/1/2021 (b)	395,000	394,502

		4,004,597

WEST VIRGINIA — 0.2%
County of Pleasants, WV, Utility Revenue Series F, 5.25%, 10/15/2037	500,000	497,945
Monongalia County Commission Special District Revenue Series A, 5.50%, 6/1/2037 (b)	225,000	232,504
West Virginia Economic Development Authority Revenue Series A, 5.38%, 12/1/2038	140,000	150,671
West Virginia Hospital Finance Authority Revenue Series A, 5.00%, 9/1/2026	100,000	110,539

		991,659

WISCONSIN — 3.1%
Platteville Redevelopment Authority, Revenue 5.00%, 7/1/2042	335,000	345,298
Public Finance Authority Revenue:
4.00%, 8/1/2035	940,000	918,107
5.00%, 9/1/2030 (b)	400,000	419,184
5.25%, 4/1/2030	775,000	831,908
5.25%, 3/1/2035 (b)	750,000	771,840
5.25%, 5/15/2052 (b)	1,300,000	1,400,399
5.88%, 4/1/2045	530,000	571,669
5.88%, 6/15/2047 (b)	800,000	770,240
6.25%, 10/1/2031 (b)	200,000	195,902
6.75%, 12/1/2042 (b)	3,000,000	3,470,400
Series A, 5.00%, 6/15/2037 (b)	100,000	97,140
Series A, 5.13%, 10/1/2045	415,000	418,225
Series A, 5.13%, 6/1/2048 (b)	350,000	353,815
Series A, 5.38%, 7/15/2047 (b)	500,000	505,235
Series A, 6.20%, 10/1/2042	325,000	344,409
Series A, 6.50%, 9/1/2048	480,000	482,486
Series A, 8.63%, 6/1/2047 (b)	600,000	746,400
Series A-, 5.20%, 6/1/2037	1,000,000	989,170
Wisconsin Health & Educational Facilities Authority Revenue:
4.00%, 8/15/2038	110,000	112,613
5.00%, 8/1/2037	150,000	152,563
5.50%, 5/1/2034	350,000	358,141
3.50%, 7/1/2040	625,000	560,456
4.00%, 7/1/2046	335,000	333,298

		15,148,898

TOTAL MUNICIPAL BONDS & NOTES (Cost $479,305,670)		484,668,669

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (h) (i) (Cost $1,459,465)	1,459,465	$1,459,465

TOTAL INVESTMENTS — 98.7% (Cost $480,765,135)		486,128,134

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		6,238,680

NET ASSETS — 100.0%		$492,366,814

(a)	Bond is insured by the following:

%of Net Assets
National Public Finance Guaranty Corp.	0.4%
Assured Guaranty Municipal Corp.	0.6%
Ambac Financial Group	1.6%
Assured Guaranty Corp.	0.2%

(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 13.6% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	Variable rate security - Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	When-issued security.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2018. Maturity date shown is the final maturity.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2018.

UT = Unlimited Tax

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

		Level 2 –	Level 3 –
	Level 1 –	Other Significant	Significant
Description	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Municipal Bonds & Notes
Alabama	$—	$9,236,480	$—	$9,236,480
Alaska	—	2,232,148	—	2,232,148
Arizona.	—	9,978,070	—	9,978,070
Arkansas	—	2,583,400	—	2,583,400
California	—	63,353,726	—	63,353,726
Colorado	—	18,381,882	—	18,381,882
Connecticut	—	8,424,980	—	8,424,980
Delaware	—	743,712	—	743,712
District of Columbia	—	1,860,460	—	1,860,460
Florida	—	35,107,626	0 (a)	35,107,626
Georgia.	—	2,949,109	—	2,949,109
Guam	—	2,716,413	—	2,716,413
Hawaii	—	350,945	—	350,945
Idaho	—	698,875	—	698,875
Illinois	—	50,638,390	—	50,638,390
Indiana	—	7,077,129	—	7,077,129
Iowa.	—	5,276,883	—	5,276,883
Kansas	—	3,209,232	—	3,209,232
Kentucky	—	4,191,316	—	4,191,316
Louisiana	—	4,943,846	—	4,943,846
Maine.	—	2,998,052	—	2,998,052
Maryland	—	5,269,055	—	5,269,055
Massachusetts	—	5,304,555	—	5,304,555
Michigan	—	10,009,092	—	10,009,092
Minnesota	—	6,828,188	—	6,828,188
Mississippi	—	1,175,608	—	1,175,608
Missouri	—	4,418,497	—	4,418,497
Montana	—	424,120	—	424,120
Nebraska.	—	358,949	—	358,949
Nevada	—	2,725,901	—	2,725,901
New Hampshire	—	1,393,070	—	1,393,070
New Jersey	—	35,631,249	0 (a)	35,631,249
New Mexico	—	1,045,957	—	1,045,957
New York	—	29,260,563	—	29,260,563
North Carolina	—	2,118,854	—	2,118,854
North Dakota	—	513,799	—	513,799
Ohio	—	24,606,357	—	24,606,357
Oklahoma	—	3,222,182	—	3,222,182
Oregon	—	2,802,820	—	2,802,820
Pennsylvania	—	18,292,210	—	18,292,210
Puerto Rico	—	22,572,697	—	22,572,697
Rhode Island	—	280,037	—	280,037
South Carolina	—	2,756,010	—	2,756,010
Tennessee	—	2,614,854	—	2,614,854
Texas	—	27,177,146	—	27,177,146
U. S. Virgin Islands	—	4,983,812	—	4,983,812
Utah.	—	2,049,561	—	2,049,561
Vermont	—	1,271,951	—	1,271,951
Virginia	—	8,463,747	—	8,463,747

See accompanying notes to schedule of investments.

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

		Level 2 –	Level 3 –
	Level 1 –	Other Significant	Significant
Description	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Washington	$—	$4,004,597	$—	$4,004,597
West Virginia	—	991,659	—	991,659
Wisconsin	—	15,148,898	—	15,148,898
Short-Term Investment	1,459,465	—	—	1,459,465

TOTAL INVESTMENTS	$1,459,465	$484,668,669	$0	$486,128,134

(a)	Fund held Level 3 securities that were valued at $ 0 at March 31, 2018

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,784,869	$1,784,869	$70,165,161	$70,490,565	$—	$—	1,459,465	$1,459,465	$36,739	$—

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 26.7%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc. 3.75%, 2/15/2023	$125,000	$125,474
Omnicom Group, Inc.:
3.60%, 4/15/2026	143,000	138,514
3.63%, 5/1/2022	150,000	151,240
4.45%, 8/15/2020	192,000	197,739
WPP Finance 2010 3.75%, 9/19/2024	250,000	246,380

		859,347

AEROSPACE & DEFENSE — 0.4%
Boeing Co.:
1.65%, 10/30/2020	150,000	146,145
2.13%, 3/1/2022	100,000	97,402
2.80%, 3/1/2023 (b)	100,000	98,967
2.80%, 3/1/2027	188,000	180,143
2.85%, 10/30/2024	145,000	141,954
3.25%, 3/1/2028 (b)	95,000	94,019
3.55%, 3/1/2038	65,000	63,407
3.63%, 3/1/2048	35,000	33,768
3.65%, 3/1/2047	100,000	96,339
6.13%, 2/15/2033	15,000	19,203
Embraer Netherlands Finance B.V. 5.40%, 2/1/2027	135,000	142,810
General Dynamics Corp.:
1.88%, 8/15/2023	50,000	46,725
2.13%, 8/15/2026	50,000	45,235
2.25%, 11/15/2022	154,000	148,282
2.38%, 11/15/2024	150,000	141,888
Harris Corp.:
2.70%, 4/27/2020	302,000	299,243
5.05%, 4/27/2045	400,000	443,340
L3 Technologies, Inc.:
3.95%, 5/28/2024	124,000	124,812
4.95%, 2/15/2021	121,000	126,088
5.20%, 10/15/2019	195,000	201,314
Lockheed Martin Corp.:
2.50%, 11/23/2020	304,000	301,103
2.90%, 3/1/2025	350,000	334,663
3.10%, 1/15/2023	100,000	99,527
3.35%, 9/15/2021	113,000	114,135
3.55%, 1/15/2026	715,000	710,817
3.60%, 3/1/2035	25,000	23,877
4.07%, 12/15/2042	125,000	123,657
4.25%, 11/15/2019	100,000	102,338
Northrop Grumman Corp.:
2.93%, 1/15/2025	250,000	239,735
3.20%, 2/1/2027	577,000	552,264
3.25%, 8/1/2023 (b)	200,000	198,854
3.25%, 1/15/2028	224,000	213,904
3.85%, 4/15/2045	150,000	140,757
4.03%, 10/15/2047	460,000	442,704
4.75%, 6/1/2043	100,000	107,439

Security Description	Principal Amount	Value
5.05%, 11/15/2040	$20,000	$22,255
Raytheon Co.:
2.50%, 12/15/2022	234,000	228,524
3.13%, 10/15/2020	113,000	113,620
4.20%, 12/15/2044	20,000	21,355
4.40%, 2/15/2020	10,000	10,293
Rockwell Collins, Inc.:
2.80%, 3/15/2022	50,000	48,733
3.50%, 3/15/2027	296,000	285,439
3.70%, 12/15/2023	100,000	101,627
4.35%, 4/15/2047	250,000	247,367
4.80%, 12/15/2043	110,000	120,948
Spirit AeroSystems, Inc. 3.85%, 6/15/2026	25,000	24,713
United Technologies Corp.:
1.50%, 11/1/2019	160,000	156,867
1.95%, 11/1/2021	335,000	321,285
2.30%, 5/4/2022	100,000	96,200
2.65%, 11/1/2026	350,000	321,762
3.13%, 5/4/2027 (b)	250,000	236,050
3.75%, 11/1/2046	225,000	202,995
4.05%, 5/4/2047	200,000	190,242
4.15%, 5/15/2045	280,000	270,847
4.50%, 4/15/2020	363,000	375,077
4.50%, 6/1/2042	213,000	216,436
5.70%, 4/15/2040	60,000	70,907
6.05%, 6/1/2036	100,000	121,886
7.50%, 9/15/2029	85,000	111,343

		10,313,629

AGRICULTURE — 0.3%
Altria Group, Inc.:
2.63%, 1/14/2020	150,000	149,107
2.85%, 8/9/2022	758,000	742,218
2.95%, 5/2/2023	100,000	97,542
4.00%, 1/31/2024	236,000	241,227
4.75%, 5/5/2021	110,000	114,866
5.38%, 1/31/2044	275,000	316,698
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	320,000	294,957
3.75%, 9/15/2047	100,000	94,037
4.54%, 3/26/2042	50,000	52,675
BAT Capital Corp.:
2.30%, 8/14/2020 (c)	139,000	136,270
2.76%, 8/15/2022 (c)	100,000	96,791
3.22%, 8/15/2024 (c)	270,000	260,040
3.56%, 8/15/2027 (c)	452,000	433,423
4.39%, 8/15/2037 (c)	413,000	409,271
4.54%, 8/15/2047 (c)	654,000	643,595
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	122,000	117,560
3.25%, 8/15/2026	40,000	37,528
3.50%, 11/24/2020	75,000	75,385
3.75%, 9/25/2027	38,000	36,724
Philip Morris International, Inc.:
1.88%, 11/1/2019	50,000	49,311
1.88%, 2/25/2021	231,000	223,354
2.13%, 5/10/2023	75,000	70,458

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.38%, 8/17/2022	$179,000	$172,366
2.50%, 11/2/2022	158,000	152,622
2.63%, 2/18/2022	50,000	48,971
2.75%, 2/25/2026 (b)	61,000	57,387
2.90%, 11/15/2021	315,000	311,938
3.13%, 3/2/2028	150,000	143,952
3.38%, 8/11/2025	470,000	463,509
4.13%, 3/4/2043	100,000	98,966
4.25%, 11/10/2044	245,000	246,073
4.50%, 3/26/2020	18,000	18,534
Reynolds American, Inc.:
3.25%, 6/12/2020	133,000	133,250
4.00%, 6/12/2022	100,000	101,756
4.45%, 6/12/2025	758,000	779,580
6.88%, 5/1/2020	155,000	166,379

		7,588,320

AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	122,130	126,725
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	83,070	82,018
American Airlines 2015-2 Pass Through Trust, Class AA 3.60%, 3/22/2029	90,529	89,327
American Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.58%, 7/15/2029	46,406	45,687
American Airlines 2016-2 Pass Through Trust, Class AA Series AA, 3.20%, 12/15/2029	23,700	22,572
American Airlines 2016-3 Pass Through Trust, Class AA 3.00%, 4/15/2030	252,820	238,187
Continental Airlines 2012-1 Pass Through Trust, Class A Series A, 4.15%, 10/11/2025	77,852	79,103
Continental Airlines 2012-2 Pass Through Trust, Class A Series 2-A, 4.00%, 4/29/2026	15,949	16,084
Delta Air Lines, Inc. 2.60%, 12/4/2020	290,000	284,539
Southwest Airlines Co.:
2.65%, 11/5/2020	95,000	94,153
2.75%, 11/6/2019	90,000	89,859
United Airlines 2013-1 Pass Through Trust, Class A Series A, 4.30%, 2/15/2027	82,741	84,730
United Airlines 2015-1 Pass Through Trust, Class AA 3.45%, 6/1/2029	162,308	159,268
United Airlines 2016-1 Pass Through Trust, Class A Series A, 3.45%, 1/7/2030	36,998	35,937

Security Description	Principal Amount	Value
United Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.10%, 1/7/2030	$369,973	$354,775
United Airlines 2018-1 Pass Through Trust, Class AA Series AA, 3.50%, 9/1/2031	45,000	44,074

		1,847,038

APPAREL — 0.0% (a)
NIKE, Inc.:
2.25%, 5/1/2023	160,000	154,665
2.38%, 11/1/2026	156,000	143,798
3.38%, 11/1/2046	50,000	45,437
3.88%, 11/1/2045	57,000	56,558

		400,458

AUTO MANUFACTURERS — 0.6%
American Honda Finance Corp.:
Series GMTN, 1.70%, 9/9/2021	245,000	234,585
Series GMTN, 2.65%, 2/12/2021	100,000	99,356
Series GMTN, 3.50%, 2/15/2028	100,000	100,659
Series MTN, 1.20%, 7/12/2019	210,000	206,207
Series MTN, 2.00%, 11/13/2019	250,000	247,370
Series MTN, 2.00%, 2/14/2020	100,000	98,512
Series MTN, 2.90%, 2/16/2024	100,000	97,970
Daimler Finance North America LLC 8.50%, 1/18/2031	175,000	255,929
Ford Motor Co.:
5.29%, 12/8/2046 (b)	180,000	175,945
7.45%, 7/16/2031	245,000	297,136
Ford Motor Credit Co. LLC:
2.02%, 5/3/2019	100,000	98,926
2.43%, 6/12/2020	200,000	196,214
2.68%, 1/9/2020	320,000	316,982
3.10%, 5/4/2023	279,000	268,019
3.16%, 8/4/2020	170,000	169,051
3.34%, 3/18/2021	264,000	262,413
3.66%, 9/8/2024	100,000	96,438
3.82%, 11/2/2027 (b)	330,000	310,444
4.13%, 8/4/2025	349,000	343,723
4.38%, 8/6/2023	328,000	333,425
5.75%, 2/1/2021	500,000	528,715
5.88%, 8/2/2021	310,000	330,699
Series GMTN, 4.39%, 1/8/2026	248,000	247,023
General Motors Co.:
4.20%, 10/1/2027	100,000	97,987
4.88%, 10/2/2023	200,000	209,034
5.15%, 4/1/2038	165,000	164,614
5.40%, 4/1/2048 (b)	100,000	100,383

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
6.60%, 4/1/2036	$287,000	$329,289
General Motors Financial Co., Inc.:
2.35%, 10/4/2019	240,000	237,377
2.40%, 5/9/2019	220,000	218,501
2.45%, 11/6/2020	100,000	97,680
2.65%, 4/13/2020	85,000	83,925
3.20%, 7/6/2021	250,000	247,210
3.25%, 1/5/2023	1,115,000	1,088,519
3.45%, 1/14/2022	440,000	436,713
3.70%, 11/24/2020	50,000	50,372
3.70%, 5/9/2023	170,000	168,739
3.85%, 1/5/2028	958,000	910,579
3.95%, 4/13/2024	200,000	198,694
4.00%, 1/15/2025	250,000	247,085
4.00%, 10/6/2026	100,000	97,194
4.20%, 3/1/2021	50,000	50,934
4.30%, 7/13/2025	304,000	304,264
4.35%, 1/17/2027	205,000	203,784
PACCAR Financial Corp.:
Series MTN, 1.30%, 5/10/2019	116,000	114,531
Series MTN, 1.95%, 2/27/2020	60,000	59,173
Series MTN, 2.30%, 8/10/2022	150,000	145,275
Series MTN, 2.80%, 3/1/2021	65,000	64,767
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	100,000	98,336
Series GMTN, 1.90%, 4/8/2021	100,000	97,110
Series GMTN, 2.20%, 1/10/2020	650,000	644,241
Series GMTN, 2.70%, 1/11/2023	308,000	302,105
Series GMTN, 2.80%, 7/13/2022	50,000	49,494
Series GMTN, 3.05%, 1/11/2028	508,000	492,537
Series MTN, 1.55%, 10/18/2019	100,000	98,343
Series MTN, 2.15%, 3/12/2020	100,000	98,953
Series MTN, 2.15%, 9/8/2022	125,000	120,315
Series MTN, 2.25%, 10/18/2023	100,000	95,093
Series MTN, 2.60%, 1/11/2022	227,000	223,963
Series MTN, 2.63%, 1/10/2023	134,000	131,059
Series MTN, 2.75%, 5/17/2021	300,000	298,224
Series MTN, 3.20%, 1/11/2027	100,000	98,567
Series MTN, 3.30%, 1/12/2022	86,000	86,986

		14,177,690

Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:
3.15%, 11/19/2020	$50,000	$49,967
4.40%, 10/1/2046	110,000	109,176
Delphi Corp. 4.15%, 3/15/2024	40,000	41,051
Lear Corp. 5.25%, 1/15/2025	100,000	106,010
Magna International, Inc. 3.63%, 6/15/2024	100,000	100,945

		407,149

BANKS — 5.8%
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	305,000	297,893
Series MTN, 1.60%, 7/15/2019	502,000	494,415
Series MTN, 2.25%, 6/13/2019	200,000	198,792
Series MTN, 2.25%, 11/9/2020	250,000	245,053
Series MTN, 2.30%, 6/1/2021	120,000	116,914
Banco Santander SA:
3.80%, 2/23/2028	136,000	131,142
4.25%, 4/11/2027	320,000	318,826
Bancolombia SA 5.95%, 6/3/2021	305,000	323,925
Bank of America Corp.:
4.10%, 7/24/2023	605,000	625,467
5.70%, 1/24/2022	101,000	110,176
6.22%, 9/15/2026	100,000	112,965
7.75%, 5/14/2038	388,000	539,844
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (d)	295,000	290,575
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (d)	300,000	301,329
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (d)	150,000	145,856
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (d)	797,000	779,912
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (d)	360,000	344,783
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (d)	203,000	199,498
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (d)	112,000	114,059
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c) (d)	688,000	674,495

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c) (d)	$330,000	$315,982
Series GMTN, 2.63%, 4/19/2021	353,000	347,733
Series GMTN, 3.30%, 1/11/2023	692,000	690,242
Series GMTN, 3.50%, 4/19/2026	360,000	353,779
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (d)	150,000	147,321
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (d)	569,000	554,337
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (d)	240,000	232,985
Series L, 2.65%, 4/1/2019	60,000	59,976
Series L, 3.95%, 4/21/2025	150,000	148,608
Series L, 4.75%, 4/21/2045	40,000	42,275
Series MTN, 2.15%, 11/9/2020	74,000	72,503
Series MTN, 2.50%, 10/21/2022	527,000	505,909
Series MTN, 3.25%, 10/21/2027	568,000	536,595
Series MTN, 3.88%, 8/1/2025	487,000	490,609
Series MTN, 4.13%, 1/22/2024	250,000	257,660
Series MTN, 4.20%, 8/26/2024	353,000	357,801
Series MTN, 4.25%, 10/22/2026	248,000	249,696
Series MTN, 4.45%, 3/3/2026	350,000	357,052
Series MTN, 4.88%, 4/1/2044	612,000	675,697
Series MTN, 5.88%, 2/7/2042	35,000	43,631
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (d)	352,000	344,249
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (d)	300,000	300,603
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (d)	150,000	144,252
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (d)	305,000	301,984
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (d)	282,000	294,064
Bank of Montreal: 3 Month USD LIBOR + 1.43%, 3.80%, 12/15/2032 (d)	941,000	894,110
Series MTN, 1.50%, 7/18/2019	182,000	178,828

Security Description	Principal Amount	Value
Series MTN, 1.90%, 8/27/2021	$540,000	$518,675
Series MTN, 2.10%, 12/12/2019	65,000	64,162
Series MTN, 2.10%, 6/15/2020	164,000	160,981
Series MTN, 2.35%, 9/11/2022	150,000	144,311
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	235,000	234,817
3.55%, 9/23/2021	125,000	127,010
Series G, 2.15%, 2/24/2020	120,000	118,452
Series G, 2.20%, 5/15/2019	349,000	347,639
Series G, 3.00%, 2/24/2025	214,000	207,105
Series MTN, 2.05%, 5/3/2021	100,000	97,076
Series MTN, 2.20%, 8/16/2023	50,000	47,145
Series MTN, 2.30%, 9/11/2019	259,000	257,171
Series MTN, 2.45%, 11/27/2020	223,000	219,561
Series MTN, 2.45%, 8/17/2026	212,000	193,111
Series MTN, 2.50%, 4/15/2021	164,000	161,276
Series MTN, 2.60%, 8/17/2020	200,000	198,492
Series MTN, 2.80%, 5/4/2026	78,000	73,421
Series MTN, 3.00%, 10/30/2028	119,000	109,848
Series MTN, 3.25%, 9/11/2024	200,000	197,770
Series MTN, 3.30%, 8/23/2029	100,000	93,917
Series MTN, 3.95%, 11/18/2025	150,000	153,652
Bank of Nova Scotia:
1.65%, 6/14/2019	451,000	445,033
1.85%, 4/14/2020	211,000	207,333
2.70%, 3/7/2022 (b)	320,000	314,006
2.80%, 7/21/2021	150,000	148,989
Series BKNT, 2.05%, 6/5/2019	555,000	550,382
Series BKNT, 2.15%, 7/14/2020	100,000	98,173
Series BKNT, 2.45%, 3/22/2021	107,000	105,272
Series BKNT, 2.45%, 9/19/2022	33,000	31,977
Series BKNT, 2.50%, 1/8/2021	650,000	640,458
Barclays PLC:
2.65%, 1/11/2021	540,000	531,306
3.25%, 1/12/2021	370,000	368,120
3.65%, 3/16/2025	184,000	177,508
3.68%, 1/10/2023	279,000	276,506
4.34%, 1/10/2028 (b)	450,000	446,179
4.38%, 9/11/2024	101,000	98,675

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.84%, 5/9/2028 (b)	$290,000	$284,649
4.95%, 1/10/2047	189,000	193,785
5.20%, 5/12/2026	236,000	238,353
5.25%, 8/17/2045	245,000	259,492
BB&T Corp.:
Series MTN, 2.15%, 2/1/2021	50,000	49,015
Series MTN, 2.63%, 6/29/2020	139,000	137,837
Series MTN, 2.75%, 4/1/2022	150,000	146,960
Series MTN, 2.85%, 10/26/2024	207,000	198,561
BNP Paribas SA:
Series BKNT, 5.00%, 1/15/2021	499,000	524,803
Series MTN, 4.25%, 10/15/2024	100,000	101,262
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC Series MTN, 3.25%, 3/3/2023	127,000	126,281
BPCE SA:
4.00%, 4/15/2024	105,000	106,519
Series BKNT, 2.65%, 2/3/2021	250,000	245,907
Series MTN, 2.50%, 7/15/2019	580,000	577,007
Series MTN, 2.75%, 12/2/2021	100,000	97,951
Series MTN, 3.38%, 12/2/2026	108,000	104,634
Branch Banking & Trust Co.:
2.10%, 1/15/2020	279,000	275,016
3.63%, 9/16/2025	100,000	99,569
3.80%, 10/30/2026	250,000	251,522
Series BKNT, 1.45%, 5/10/2019	200,000	197,126
Series BKNT, 2.25%, 6/1/2020 (b)	750,000	737,857
Canadian Imperial Bank of Commerce:
1.60%, 9/6/2019	306,000	300,923
2.55%, 6/16/2022	135,000	131,574
2.70%, 2/2/2021	475,000	468,968
Capital One Financial Corp.:
2.45%, 4/24/2019	191,000	189,923
2.50%, 5/12/2020	97,000	95,478
3.20%, 1/30/2023	250,000	243,770
3.20%, 2/5/2025	108,000	103,519
3.30%, 10/30/2024	113,000	108,966
3.75%, 7/28/2026	483,000	460,014
3.75%, 3/9/2027	415,000	401,052
3.80%, 1/31/2028	250,000	242,173
4.20%, 10/29/2025	130,000	128,677
Capital One NA:
2.35%, 1/31/2020	450,000	442,922
2.40%, 9/5/2019	250,000	247,493
Citibank NA:

Security Description	Principal Amount	Value
Series BKNT, 2.10%, 6/12/2020	$250,000	$245,147
Series BKNT, 2.13%, 10/20/2020	200,000	195,310
Series BKNT, 2.85%, 2/12/2021	700,000	694,995
Citigroup, Inc.:
2.05%, 6/7/2019	332,000	328,975
2.35%, 8/2/2021	136,000	132,128
2.45%, 1/10/2020	930,000	920,970
2.50%, 7/29/2019	350,000	348,407
2.55%, 4/8/2019	182,000	181,772
2.65%, 10/26/2020	209,000	206,507
2.70%, 3/30/2021	250,000	246,373
2.70%, 10/27/2022	105,000	101,756
2.75%, 4/25/2022	458,000	446,660
2.90%, 12/8/2021	539,000	531,066
3.20%, 10/21/2026	200,000	189,930
3.38%, 3/1/2023	100,000	99,142
3.40%, 5/1/2026	391,000	377,847
3.70%, 1/12/2026	200,000	198,080
3.75%, 6/16/2024	100,000	100,658
3.88%, 3/26/2025	208,000	205,512
4.13%, 7/25/2028	218,000	215,382
4.40%, 6/10/2025	254,000	258,397
4.45%, 9/29/2027	229,000	231,844
4.50%, 1/14/2022	178,000	184,919
4.65%, 7/30/2045	120,000	128,166
4.75%, 5/18/2046	176,000	178,740
5.30%, 5/6/2044	248,000	272,009
5.88%, 1/30/2042	181,000	223,866
6.00%, 10/31/2033	100,000	117,764
6.63%, 6/15/2032	100,000	121,778
8.13%, 7/15/2039	440,000	668,791
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (d)	169,000	167,016
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (d)	253,000	246,166
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (d)	540,000	518,168
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (d)	331,000	323,109
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (d)	292,000	290,070
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (d)	825,000	795,044
Citizens Bank NA/Providence RI:
2.65%, 5/26/2022	163,000	158,400
Series BKNT, 2.55%, 5/13/2021	280,000	273,372

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3.70%, 3/29/2023	$250,000	$251,120
Series MTN, 2.45%, 12/4/2019	100,000	98,930
Comerica, Inc.:
2.13%, 5/23/2019	130,000	128,904
Series BKNT, 2.50%, 6/2/2020	103,000	101,743
Commonwealth Bank of Australia 2.30%, 9/6/2019	200,000	198,342
Compass Bank Series BKNT, 2.88%, 6/29/2022	300,000	291,171
Cooperatieve Rabobank UA:
2.75%, 1/10/2023 (b)	715,000	695,559
3.75%, 7/21/2026	250,000	241,208
3.88%, 2/8/2022	523,000	534,124
3.95%, 11/9/2022	186,000	187,672
4.50%, 1/11/2021	105,000	108,846
4.63%, 12/1/2023	208,000	216,210
Series BKTN, 1.38%, 8/9/2019	250,000	245,065
Series GMTN, 2.50%, 1/19/2021	150,000	147,542
Series MTN, 5.25%, 5/24/2041	250,000	297,660
Credit Suisse AG:
3.00%, 10/29/2021	200,000	197,874
5.30%, 8/13/2019	108,000	111,348
5.40%, 1/14/2020	293,000	303,917
Series GMTN, 2.30%, 5/28/2019	250,000	248,372
Series MTN, 3.63%, 9/9/2024	358,000	356,557
Series MTN, 4.38%, 8/5/2020	202,000	207,668
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	250,000	247,595
3.13%, 12/10/2020	250,000	248,983
3.45%, 4/16/2021	333,000	333,529
3.75%, 3/26/2025	312,000	304,702
3.80%, 9/15/2022	255,000	256,851
4.88%, 5/15/2045	378,000	399,520
Deutsche Bank AG:
2.70%, 7/13/2020	222,000	217,402
2.95%, 8/20/2020	160,000	157,424
3.15%, 1/22/2021	209,000	206,045
3.30%, 11/16/2022	206,000	200,415
3.95%, 2/27/2023 (b)	100,000	99,605
Series GMTN, 2.85%, 5/10/2019	425,000	423,525
Series GMTN, 3.13%, 1/13/2021	222,000	218,337
Series GMTN, 3.38%, 5/12/2021	270,000	266,971
Discover Bank:
3.35%, 2/6/2023	200,000	197,196
3.45%, 7/27/2026	140,000	132,224

Security Description	Principal Amount	Value
4.20%, 8/8/2023	$354,000	$361,342
Series BKNT, 3.10%, 6/4/2020	150,000	149,533
Series BKNT, 3.20%, 8/9/2021	290,000	286,711
Fifth Third Bancorp:
2.88%, 7/27/2020	150,000	149,536
3.95%, 3/14/2028	200,000	201,382
4.30%, 1/16/2024	174,000	178,618
8.25%, 3/1/2038	248,000	354,164
Fifth Third Bank Series BKNT, 2.20%, 10/30/2020	200,000	195,464
First Republic Bank 4.63%, 2/13/2047	250,000	257,245
Goldman Sachs Capital I 6.35%, 2/15/2034	150,000	180,706
Goldman Sachs Group, Inc.:
1.95%, 7/23/2019	154,000	152,189
2.00%, 4/25/2019	171,000	169,596
2.30%, 12/13/2019	566,000	559,689
2.35%, 11/15/2021	370,000	357,057
2.55%, 10/23/2019	327,000	325,211
2.60%, 4/23/2020	516,000	511,077
2.60%, 12/27/2020	439,000	432,771
2.63%, 4/25/2021	239,000	233,991
2.75%, 9/15/2020	200,000	197,928
2.88%, 2/25/2021	366,000	361,879
3.00%, 4/26/2022	251,000	246,384
3.50%, 1/23/2025	50,000	49,087
3.50%, 11/16/2026	485,000	466,614
3.63%, 1/22/2023	125,000	125,450
3.75%, 5/22/2025	247,000	244,256
3.75%, 2/25/2026	106,000	104,488
3.85%, 1/26/2027	203,000	200,111
4.00%, 3/3/2024	598,000	607,484
4.25%, 10/21/2025	338,000	339,751
5.15%, 5/22/2045	222,000	239,090
5.25%, 7/27/2021	120,000	127,272
5.75%, 1/24/2022	220,000	237,932
5.95%, 1/15/2027	334,000	373,245
6.75%, 10/1/2037	1,070,000	1,341,117
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (d)	212,000	206,195
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (d)	471,000	458,664
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (d)	150,000	146,801
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (d)	463,000	447,707
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (d)	218,000	211,789

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (d)	$359,000	$351,192
Series GMTN, 5.38%, 3/15/2020	200,000	208,526
Series MTN, 4.80%, 7/8/2044	404,000	434,926
HSBC Holdings PLC:
2.95%, 5/25/2021	752,000	744,751
3.40%, 3/8/2021	226,000	227,101
3.60%, 5/25/2023	161,000	161,143
3.90%, 5/25/2026	205,000	204,449
4.00%, 3/30/2022	319,000	326,685
4.30%, 3/8/2026	465,000	476,248
4.38%, 11/23/2026	550,000	548,009
5.10%, 4/5/2021	468,000	492,476
5.25%, 3/14/2044	267,000	294,493
6.10%, 1/14/2042	237,000	308,015
6.50%, 5/2/2036	319,000	397,471
6.50%, 9/15/2037	688,000	858,727
6.80%, 6/1/2038	441,000	568,930
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (d)	430,000	425,158
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (d)	222,000	216,514
HSBC USA, Inc.:
2.25%, 6/23/2019	122,000	121,148
2.35%, 3/5/2020	100,000	98,674
Huntington Bancshares, Inc. 3.15%, 3/14/2021	315,000	314,115
Huntington National Bank 2.88%, 8/20/2020	150,000	149,119
Industrial & Commercial Bank of China, Ltd. 2.45%, 10/20/2021	250,000	242,208
ING Groep NV:
3.15%, 3/29/2022	170,000	167,771
3.95%, 3/29/2027	120,000	119,152
Intesa Sanpaolo SpA 5.25%, 1/12/2024	150,000	158,452
JPMorgan Chase & Co.:
2.20%, 10/22/2019	150,000	148,511
2.25%, 1/23/2020	595,000	587,771
2.40%, 6/7/2021	333,000	325,178
2.55%, 10/29/2020	218,000	215,199
2.70%, 5/18/2023	255,000	245,677
2.95%, 10/1/2026	465,000	437,584
3.13%, 1/23/2025	449,000	432,338
3.20%, 1/25/2023	214,000	212,042
3.20%, 6/15/2026	143,000	137,193
3.25%, 9/23/2022	173,000	172,356
3.30%, 4/1/2026	620,000	599,639
3.63%, 5/13/2024	138,000	137,437
3.63%, 12/1/2027	87,000	83,457
3.88%, 2/1/2024	250,000	253,805
3.88%, 9/10/2024	68,000	67,815
3.90%, 7/15/2025	169,000	170,484

Security Description	Principal Amount	Value
4.13%, 12/15/2026	$419,000	$421,032
4.25%, 10/15/2020	581,000	597,355
4.25%, 10/1/2027	150,000	152,135
4.35%, 8/15/2021	130,000	134,515
4.50%, 1/24/2022	233,000	242,402
4.85%, 2/1/2044	550,000	609,648
4.95%, 3/25/2020	34,000	35,281
4.95%, 6/1/2045	330,000	355,938
5.50%, 10/15/2040	150,000	179,754
5.60%, 7/15/2041	310,000	374,886
5.63%, 8/16/2043	118,000	137,325
6.30%, 4/23/2019	507,000	526,007
6.40%, 5/15/2038	316,000	411,584
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (d)	468,000	456,146
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (d)	746,000	721,979
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (d)	180,000	170,525
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (d)	125,000	123,973
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (d)	128,000	124,008
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (d)	305,000	298,104
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (d)	512,000	490,015
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (d)	150,000	151,122
Series MTN, 2.30%, 8/15/2021	380,000	369,014
JPMorgan Chase Bank NA:
3 Month USD LIBOR + 0.28%, 2.60%, 2/1/2021 (d)	440,000	437,395
Series BKNT, 1.65%, 9/23/2019	150,000	147,854
KeyBank NA:
Series BKNT, 2.40%, 6/9/2022	250,000	241,505
Series BKNT, 2.50%, 11/22/2021	100,000	97,685
Series BKNT, 3.38%, 3/7/2023	750,000	753,413
Series BKNT, 6.95%, 2/1/2028	130,000	160,278
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	240,000	227,278
Series GMTN, 1.75%, 7/27/2026	200,000	182,792

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Lloyds Banking Group PLC:
3.00%, 1/11/2022	$200,000	$196,976
3.75%, 1/11/2027	275,000	265,908
4.34%, 1/9/2048	625,000	582,044
4.38%, 3/22/2028	300,000	303,771
4.58%, 12/10/2025	292,000	292,169
5.30%, 12/1/2045	285,000	302,892
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (d)	217,000	209,401
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (b) (d)	274,000	258,705
Manufacturers & Traders Trust Co. Series BKNT, 2.25%, 7/25/2019	300,000	297,873
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	200,000	192,862
2.76%, 9/13/2026	150,000	138,576
2.95%, 3/1/2021	218,000	216,624
3.00%, 2/22/2022	103,000	101,707
3.29%, 7/25/2027 (b)	130,000	124,427
3.46%, 3/2/2023	300,000	299,298
3.68%, 2/22/2027	133,000	131,459
3.78%, 3/2/2025	200,000	200,168
3.85%, 3/1/2026	210,000	210,309
3.96%, 3/2/2028	200,000	201,042
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	285,000	279,793
3.17%, 9/11/2027	365,000	343,607
3.55%, 3/5/2023	200,000	199,174
4.02%, 3/5/2028	200,000	200,848
Morgan Stanley:
2.65%, 1/27/2020	609,000	604,993
2.75%, 5/19/2022	532,000	518,620
2.80%, 6/16/2020	441,000	438,111
3.63%, 1/20/2027	178,000	174,175
3.95%, 4/23/2027	446,000	434,600
4.30%, 1/27/2045	218,000	220,666
4.38%, 1/22/2047	285,000	291,615
4.88%, 11/1/2022	323,000	338,210
5.75%, 1/25/2021	650,000	692,822
6.38%, 7/24/2042	220,000	285,234
7.25%, 4/1/2032	193,000	255,403
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (d)	230,000	222,656
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (d)	145,000	141,376
Series F, 3.88%, 4/29/2024	100,000	101,087
Series GMTN, 2.38%, 7/23/2019	542,000	538,201
Series GMTN, 2.50%, 4/21/2021	307,000	300,314

Security Description	Principal Amount	Value
Series GMTN, 3.13%, 1/23/2023	$700,000	$689,934
Series GMTN, 3.70%, 10/23/2024	268,000	266,641
Series GMTN, 3.75%, 2/25/2023	228,000	230,389
Series GMTN, 3.88%, 1/27/2026	499,000	498,431
Series GMTN, 4.00%, 7/23/2025	368,000	371,562
Series GMTN, 4.35%, 9/8/2026	231,000	232,608
Series GMTN, 5.50%, 7/24/2020	372,000	390,775
Series GMTN, 5.50%, 7/28/2021	152,000	162,321
Series GMTN, 7.30%, 5/13/2019	493,000	516,575
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (d)	100,000	98,252
Series MTN, 2.63%, 11/17/2021	339,000	330,637
Series MTN, 3.13%, 7/27/2026	330,000	312,104
Series MTN, 4.10%, 5/22/2023	205,000	208,292
Series MTN, 5.63%, 9/23/2019	173,000	179,527
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	259,000	254,957
MUFG Union Bank NA 2.25%, 5/6/2019	420,000	416,976
National Australia Bank, Ltd.:
2.50%, 1/12/2021	550,000	541,041
2.50%, 7/12/2026	250,000	229,170
2.80%, 1/10/2022	250,000	246,467
2.88%, 4/12/2023	250,000	244,258
Series GMTN, 2.50%, 5/22/2022	317,000	307,515
Series GMTN, 2.63%, 1/14/2021	250,000	246,653
Northern Trust Corp.:
2.38%, 8/2/2022	147,000	142,944
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (d)	63,000	60,197
Oesterreichische Kontrollbank AG 1.13%, 4/26/2019	530,000	523,179
PNC Bank NA:
2.50%, 1/22/2021	270,000	265,877
2.95%, 2/23/2025	118,000	113,666
3.25%, 1/22/2028	258,000	248,552
3.30%, 10/30/2024	200,000	198,054
3.80%, 7/25/2023	100,000	101,216
Series BKNT, 2.15%, 4/29/2021	122,000	118,590

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 2.25%, 7/2/2019	$125,000	$124,140
Series BKNT, 2.40%, 10/18/2019	150,000	149,059
Series BKNT, 2.45%, 7/28/2022	251,000	243,169
Series BKNT, 2.55%, 12/9/2021	125,000	122,034
Series BKNT, 2.70%, 11/1/2022	152,000	146,979
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027 (b)	422,000	405,323
3.90%, 4/29/2024	53,000	53,579
4.38%, 8/11/2020	211,000	216,957
5.13%, 2/8/2020	203,000	210,732
RBC USA Holdco Corp. 5.25%, 9/15/2020	100,000	104,896
Regions Financial Corp.:
2.75%, 8/14/2022	160,000	155,256
3.20%, 2/8/2021	50,000	49,930
Royal Bank of Canada:
1.50%, 7/29/2019	210,000	206,594
1.88%, 2/5/2020	58,000	57,145
2.00%, 10/1/2018	138,000	137,763
2.20%, 9/23/2019	100,000	99,486
2.30%, 3/22/2021	400,000	393,300
Series GMTN, 1.63%, 4/15/2019	457,000	452,055
Series GMTN, 2.15%, 3/6/2020	201,000	198,132
Series GMTN, 4.65%, 1/27/2026	190,000	196,280
Series MTN, 2.35%, 10/30/2020	260,000	255,525
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	300,000	296,256
4.80%, 4/5/2026	200,000	206,328
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (d)	216,000	212,183
Santander Holdings USA, Inc.:
2.70%, 5/24/2019	117,000	116,648
3.40%, 1/18/2023	350,000	342,209
3.70%, 3/28/2022	265,000	265,477
4.40%, 7/13/2027	145,000	143,591
4.50%, 7/17/2025	150,000	152,992
Santander UK Group Holdings PLC 3.57%, 1/10/2023	300,000	296,397
Santander UK PLC:
2.13%, 11/3/2020	200,000	194,970
2.35%, 9/10/2019	103,000	102,105
2.50%, 1/5/2021	550,000	541,222
4.00%, 3/13/2024	253,000	257,379

Security Description	Principal Amount	Value
Shinhan Bank Co., Ltd. Series GMTN, 5 Year CMT + 2.15 3.88%, 12/7/2026 (d)	$260,000	$259,805
Skandinaviska Enskilda Banken AB 1.50%, 9/13/2019	264,000	258,834
Sumitomo Mitsui Banking Corp.:
2.45%, 1/16/2020	250,000	247,230
2.51%, 1/17/2020	358,000	355,093
3.95%, 7/19/2023	250,000	256,395
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	112,000	107,832
2.44%, 10/19/2021	181,000	175,691
2.63%, 7/14/2026	150,000	137,208
2.78%, 7/12/2022	284,000	277,005
2.85%, 1/11/2022	167,000	163,994
2.93%, 3/9/2021	311,000	309,293
3.10%, 1/17/2023	300,000	294,846
3.36%, 7/12/2027	126,000	121,375
3.45%, 1/11/2027	122,000	118,440
3.54%, 1/17/2028	327,000	317,844
3.78%, 3/9/2026	177,000	176,628
SunTrust Bank:
Series BKNT, 2.25%, 1/31/2020	211,000	208,149
Series BKNT, 2.45%, 8/1/2022	100,000	96,379
Series BKNT, 2.75%, 5/1/2023	200,000	193,810
Series BKNT, 3.00%, 2/2/2023	500,000	491,705
Series BKNT, 3 Month USD LIBOR + 0.30%, 2.59%, 1/29/2021 (d)	250,000	248,535
SunTrust Banks, Inc.:
2.70%, 1/27/2022	231,000	225,969
2.90%, 3/3/2021	172,000	170,841
Svenska Handelsbanken AB:
Series BKNT, 1.88%, 9/7/2021	261,000	249,511
Series GMTN, 2.40%, 10/1/2020	200,000	196,628
Series MTN, 2.25%, 6/17/2019	175,000	173,873
Synovus Financial Corp. 3.13%, 11/1/2022	20,000	19,432
Toronto-Dominion Bank:
1.45%, 8/13/2019	110,000	108,131
1.80%, 7/13/2021	136,000	130,457
USD 5 year swap rate + 2.21%, 3.63%, 9/15/2031 (d)	128,000	122,536
Series BKNT, 2.13%, 7/2/2019	370,000	367,466
Series GMTN, 1.85%, 9/11/2020	65,000	63,317

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 2.55%, 1/25/2021	$650,000	$641,765
Series MTN, 2.13%, 4/7/2021	200,000	194,564
Series MTN, 2.25%, 11/5/2019	100,000	99,167
UBS AG:
Series GMTN, 2.35%, 3/26/2020	110,000	108,492
Series GMTN, 2.38%, 8/14/2019	270,000	268,075
US Bancorp:
Series MTN, 2.20%, 4/25/2019	296,000	294,591
Series MTN, 2.35%, 1/29/2021	389,000	383,332
Series MTN, 2.95%, 7/15/2022	154,000	152,160
Series MTN, 3.70%, 1/30/2024	205,000	209,235
Series MTN, 4.13%, 5/24/2021	100,000	103,329
Series V, 2.38%, 7/22/2026	150,000	136,245
Series V, 2.63%, 1/24/2022	311,000	306,344
Series X, 3.15%, 4/27/2027	171,000	164,246
US Bank NA:
Series BKNT, 2.00%, 1/24/2020	375,000	369,855
Series BKNT, 2.35%, 1/23/2020	500,000	496,215
Series BKNT, 2.85%, 1/23/2023	258,000	254,589
Wells Fargo & Co.:
2.10%, 7/26/2021	513,000	494,758
2.13%, 4/22/2019	855,000	849,229
2.50%, 3/4/2021	313,000	307,219
3.00%, 4/22/2026	530,000	498,714
3.00%, 10/23/2026	87,000	81,460
3.07%, 1/24/2023	200,000	196,690
3.90%, 5/1/2045	164,000	160,200
4.13%, 8/15/2023	108,000	109,626
4.48%, 1/16/2024	175,000	180,211
5.38%, 11/2/2043	291,000	321,130
5.61%, 1/15/2044	743,000	849,613
Series GMTN, 2.60%, 7/22/2020	330,000	326,591
Series GMTN, 4.30%, 7/22/2027	265,000	266,863
Series GMTN, 4.90%, 11/17/2045	170,000	178,345
Series M, 3.45%, 2/13/2023	160,000	157,754
Series MTN, 2.55%, 12/7/2020	548,000	539,506
Series MTN, 2.63%, 7/22/2022	321,000	310,503
Series MTN, 3.00%, 2/19/2025	50,000	47,601
Series MTN, 3.50%, 3/8/2022	696,000	698,164

Security Description	Principal Amount	Value
Series MTN, 3.55%, 9/29/2025	$225,000	$220,970
Series MTN, 4.10%, 6/3/2026	980,000	976,129
Series MTN, 4.75%, 12/7/2046	170,000	174,299
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (d)	92,000	89,732
Series N, 2.15%, 1/30/2020	377,000	370,870
Wells Fargo Bank NA:
1.75%, 5/24/2019	276,000	273,072
5.85%, 2/1/2037	207,000	252,209
Series BKNT, 2.15%, 12/6/2019	250,000	247,318
Series BKNT, 2.40%, 1/15/2020	553,000	548,532
Series BKNT, 2.60%, 1/15/2021	250,000	246,540
Wells Fargo Capital 5.95%, 12/1/2086	125,000	135,723
Westpac Banking Corp.:
1.65%, 5/13/2019	114,000	112,594
2.10%, 5/13/2021	74,000	71,742
2.15%, 3/6/2020	100,000	98,469
2.30%, 5/26/2020	260,000	255,908
2.60%, 11/23/2020	208,000	205,487
2.75%, 1/11/2023	968,000	942,454
2.80%, 1/11/2022	150,000	147,922
2.85%, 5/13/2026	130,000	122,499
3.35%, 3/8/2027	150,000	145,260
3.40%, 1/25/2028	250,000	242,488
4.88%, 11/19/2019	237,000	244,463
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (d)	133,000	131,364

		136,734,116

BEVERAGES — 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.63%, 1/17/2023	263,000	255,791
2.65%, 2/1/2021	845,000	837,995
3.30%, 2/1/2023	714,000	714,086
3.65%, 2/1/2026	1,447,000	1,437,276
3.70%, 2/1/2024	138,000	140,042
4.70%, 2/1/2036	801,000	847,410
4.90%, 2/1/2046	935,000	1,005,321
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	556,000	540,082
3.50%, 1/12/2024 (e)	110,000	110,840
3.75%, 7/15/2042	580,000	533,345
4.00%, 4/13/2028 (e)	190,000	192,776
4.38%, 4/15/2038 (e)	65,000	66,431
4.44%, 10/6/2048	209,000	210,281
4.60%, 4/15/2048 (e)	85,000	88,114
4.75%, 4/15/2058 (e)	200,000	205,934
5.38%, 1/15/2020	602,000	629,879

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
6.88%, 11/15/2019	$586,000	$623,375
8.20%, 1/15/2039	105,000	156,788
Brown-Forman Corp.:
3.50%, 4/15/2025	60,000	60,374
4.00%, 4/15/2038	55,000	55,520
4.50%, 7/15/2045	40,000	43,414
Coca-Cola Co.:
1.38%, 5/30/2019	375,000	370,260
1.55%, 9/1/2021	150,000	143,780
2.20%, 5/25/2022	70,000	67,961
2.55%, 6/1/2026	50,000	47,296
2.88%, 10/27/2025	250,000	242,983
2.90%, 5/25/2027	108,000	104,489
3.15%, 11/15/2020	94,000	94,972
3.20%, 11/1/2023	247,000	248,413
3.30%, 9/1/2021	250,000	253,233
Constellation Brands, Inc.:
2.00%, 11/7/2019	250,000	246,127
2.25%, 11/6/2020	100,000	97,759
3.20%, 2/15/2023	100,000	98,220
3.50%, 5/9/2027	23,000	22,108
3.60%, 2/15/2028	450,000	433,944
3.70%, 12/6/2026	220,000	215,664
3.75%, 5/1/2021	30,000	30,447
3.88%, 11/15/2019	25,000	25,363
4.10%, 2/15/2048	100,000	93,525
4.25%, 5/1/2023	115,000	118,098
4.50%, 5/9/2047	20,000	19,970
Diageo Capital PLC:
2.63%, 4/29/2023	469,000	454,677
3.88%, 4/29/2043	100,000	100,312
Diageo Investment Corp. 7.45%, 4/15/2035	180,000	259,421
Dr Pepper Snapple Group, Inc.:
2.55%, 9/15/2026	90,000	80,058
3.43%, 6/15/2027	85,000	80,368
4.42%, 12/15/2046	150,000	140,963
Molson Coors Brewing Co.:
1.45%, 7/15/2019	115,000	112,892
2.10%, 7/15/2021	190,000	182,693
2.25%, 3/15/2020	250,000	246,468
3.00%, 7/15/2026	315,000	291,980
4.20%, 7/15/2046	95,000	89,661
5.00%, 5/1/2042	175,000	185,631
PepsiCo, Inc.:
1.35%, 10/4/2019	45,000	44,208
1.55%, 5/2/2019	110,000	108,951
1.70%, 10/6/2021	195,000	187,262
1.85%, 4/30/2020	125,000	122,935
2.00%, 4/15/2021	124,000	121,071
2.38%, 10/6/2026	130,000	119,803
2.75%, 3/5/2022	261,000	259,476
2.75%, 3/1/2023	238,000	234,713
2.75%, 4/30/2025	118,000	113,627
3.00%, 10/15/2027	125,000	119,836
3.10%, 7/17/2022	71,000	71,320
3.45%, 10/6/2046	325,000	299,107

Security Description	Principal Amount	Value
3.60%, 8/13/2042	$70,000	$66,718
4.25%, 10/22/2044	170,000	176,067
4.45%, 4/14/2046	260,000	279,383
4.50%, 1/15/2020	100,000	103,168
4.60%, 7/17/2045	135,000	147,780
Pepsi-Cola Metropolitan Bottling Co., Inc. Series B, 7.00%, 3/1/2029	110,000	144,131

		16,674,366

BIOTECHNOLOGY — 0.5%
Amgen, Inc.:
1.85%, 8/19/2021	260,000	249,064
2.13%, 5/1/2020	100,000	98,269
2.20%, 5/22/2019	813,000	807,195
2.20%, 5/11/2020	143,000	140,753
2.25%, 8/19/2023 (b)	100,000	94,238
2.60%, 8/19/2026	130,000	118,710
2.65%, 5/11/2022	430,000	419,422
3.13%, 5/1/2025	170,000	164,212
3.45%, 10/1/2020	100,000	101,111
3.63%, 5/22/2024	120,000	120,498
3.88%, 11/15/2021	175,000	178,934
4.10%, 6/15/2021	160,000	164,619
4.40%, 5/1/2045	190,000	190,205
4.50%, 3/15/2020	50,000	51,427
4.56%, 6/15/2048	175,000	178,491
4.66%, 6/15/2051	100,000	103,218
5.65%, 6/15/2042	100,000	118,180
5.75%, 3/15/2040	55,000	65,654
Baxalta, Inc.:
2.88%, 6/23/2020	102,000	101,213
3.60%, 6/23/2022	50,000	49,879
4.00%, 6/23/2025	371,000	369,894
5.25%, 6/23/2045	105,000	114,746
Biogen, Inc.:
2.90%, 9/15/2020	205,000	203,700
3.63%, 9/15/2022	65,000	65,669
4.05%, 9/15/2025	255,000	260,926
5.20%, 9/15/2045	218,000	237,925
Celgene Corp.:
2.75%, 2/15/2023	54,000	51,863
2.88%, 8/15/2020	313,000	311,548
2.88%, 2/19/2021	105,000	104,252
3.25%, 8/15/2022	255,000	251,741
3.25%, 2/20/2023	100,000	98,260
3.45%, 11/15/2027	150,000	142,431
3.63%, 5/15/2024	195,000	192,709
3.88%, 8/15/2025	825,000	817,509
3.90%, 2/20/2028	250,000	245,750
4.35%, 11/15/2047	150,000	142,631
4.55%, 2/20/2048	250,000	245,738
5.00%, 8/15/2045	6,000	6,262
Gilead Sciences, Inc.:
1.95%, 3/1/2022 (b)	45,000	43,050
2.35%, 2/1/2020	214,000	212,222
2.55%, 9/1/2020	1,042,000	1,033,518
3.25%, 9/1/2022	226,000	226,045

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 2/1/2025	$326,000	$325,987
3.65%, 3/1/2026	310,000	311,011
3.70%, 4/1/2024	282,000	286,055
4.50%, 4/1/2021	111,000	115,572
4.50%, 2/1/2045	298,000	308,814
4.60%, 9/1/2035	155,000	166,163
4.75%, 3/1/2046	83,000	89,394
4.80%, 4/1/2044	125,000	134,884

		10,631,561

CHEMICALS — 0.4%
Agrium, Inc.:
3.15%, 10/1/2022	175,000	174,022
4.13%, 3/15/2035	255,000	251,397
6.13%, 1/15/2041	20,000	23,867
Air Products & Chemicals, Inc. 3.35%, 7/31/2024	100,000	100,657
Cabot Corp. 3.70%, 7/15/2022	100,000	101,188
Celanese US Holdings LLC:
4.63%, 11/15/2022	56,000	58,436
5.88%, 6/15/2021	40,000	42,981
Dow Chemical Co.:
4.25%, 11/15/2020	314,000	322,246
4.25%, 10/1/2034	440,000	441,588
5.25%, 11/15/2041	341,000	377,545
8.55%, 5/15/2019	360,000	382,036
Eastman Chemical Co.:
3.60%, 8/15/2022	225,000	226,717
4.65%, 10/15/2044	243,000	250,589
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	193,000	190,356
2.80%, 2/15/2023	208,000	203,424
4.15%, 2/15/2043	164,000	158,132
FMC Corp. 5.20%, 12/15/2019	55,000	56,819
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	155,000	155,428
LYB International Finance B.V. 4.00%, 7/15/2023	405,000	411,063
LYB International Finance II B.V. 3.50%, 3/2/2027	64,000	61,489
LyondellBasell Industries NV:
4.63%, 2/26/2055	155,000	152,215
5.75%, 4/15/2024	275,000	301,997
6.00%, 11/15/2021	108,000	116,653
Methanex Corp. 5.65%, 12/1/2044	100,000	98,835
Monsanto Co.:
2.13%, 7/15/2019	240,000	237,972
3.95%, 4/15/2045	61,000	55,404
4.20%, 7/15/2034	240,000	238,351
4.40%, 7/15/2044	165,000	160,538
Mosaic Co.:
4.05%, 11/15/2027	108,000	105,035
4.25%, 11/15/2023	237,000	241,711
5.63%, 11/15/2043 (b)	210,000	220,620

Security Description	Principal Amount	Value
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025 (b)	$100,000	$94,782
3.63%, 3/15/2024	127,000	126,821
5.88%, 12/1/2036	50,000	58,779
PPG Industries, Inc.:
3.20%, 3/15/2023	100,000	99,731
3.75%, 3/15/2028	100,000	100,508
Praxair, Inc.:
3.00%, 9/1/2021	250,000	250,222
3.20%, 1/30/2026	215,000	213,028
RPM International, Inc.:
3.75%, 3/15/2027	108,000	105,451
4.25%, 1/15/2048	850,000	792,727
5.25%, 6/1/2045	50,000	54,734
6.13%, 10/15/2019	110,000	115,100
Sherwin-Williams Co.:
2.25%, 5/15/2020	205,000	201,509
2.75%, 6/1/2022	338,000	328,969
3.13%, 6/1/2024	25,000	24,201
3.45%, 6/1/2027	206,000	197,453
4.00%, 12/15/2042	88,000	82,206
4.50%, 6/1/2047	29,000	28,952
Syngenta Finance NV 3.13%, 3/28/2022 (b)	154,000	148,761
Westlake Chemical Corp.:
3.60%, 8/15/2026	206,000	199,179
4.38%, 11/15/2047	350,000	337,715
5.00%, 8/15/2046	50,000	52,696

		9,532,835

COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	141,000	139,300
3.38%, 9/15/2025	50,000	50,244
Block Financial LLC:
5.25%, 10/1/2025	200,000	208,430
5.50%, 11/1/2022	100,000	105,842
Board of Trustees of The Leland Stanford Junior University:
3.65%, 5/1/2048	45,000	45,617
4.75%, 5/1/2019	10,000	10,240
Ecolab, Inc.:
2.38%, 8/10/2022	170,000	164,448
2.70%, 11/1/2026	20,000	18,769
3.25%, 12/1/2027 (c)	170,000	164,188
4.35%, 12/8/2021	159,000	166,150
5.50%, 12/8/2041	77,000	91,776
Equifax, Inc. 2.30%, 6/1/2021	170,000	164,970
George Washington University:
Series 2014, 4.30%, 9/15/2044	50,000	52,676
Series 2018, 4.13%, 9/15/2048 (e)	200,000	202,304
Massachusetts Institute of Technology:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.89%, 7/1/2116 (b)	$40,000	$37,319
5.60%, 7/1/2111	119,000	153,322
Moody’s Corp.:
2.63%, 1/15/2023 (c)	200,000	193,182
2.75%, 7/15/2019	80,000	79,850
2.75%, 12/15/2021	50,000	49,067
3.25%, 1/15/2028 (c)	35,000	33,395
4.50%, 9/1/2022	95,000	99,055
4.88%, 2/15/2024	100,000	106,112
Northwestern University Series 2017, 3.66%, 12/1/2057	25,000	24,426
President and Fellows of Harvard College:
3.15%, 7/15/2046 (b)	125,000	115,176
3.30%, 7/15/2056	200,000	185,128
Princeton University 5.70%, 3/1/2039	100,000	129,591
S&P Global, Inc.:
2.95%, 1/22/2027	100,000	94,515
3.30%, 8/14/2020	50,000	50,261
4.00%, 6/15/2025	180,000	184,392
4.40%, 2/15/2026	107,000	112,319
University of Notre Dame du Lac
Series 2017, 3.39%, 2/15/2048	650,000	623,259
University of Southern California:
3.03%, 10/1/2039	100,000	91,116
Series 2017, 3.84%, 10/1/2047	55,000	56,811
Verisk Analytics, Inc.
5.80%, 5/1/2021	100,000	107,059
Western Union Co.:
3.60%, 3/15/2022	50,000	50,139
6.20%, 11/17/2036	105,000	109,567

		4,270,015

CONSTRUCTION MATERIALS — 0.1%
CRH America, Inc. 5.75%, 1/15/2021	175,000	186,436
Johnson Controls International PLC:
4.25%, 3/1/2021	60,000	61,782
4.50%, 2/15/2047	39,000	39,644
5.13%, 9/14/2045	200,000	224,114
Lennox International, Inc. 3.00%, 11/15/2023	25,000	24,278
Martin Marietta Materials, Inc.:
3.50%, 12/15/2027	416,000	397,330
4.25%, 7/2/2024	130,000	133,354
4.25%, 12/15/2047	500,000	463,230
Masco Corp.:
3.50%, 4/1/2021	95,000	95,161
3.50%, 11/15/2027	30,000	28,640
4.38%, 4/1/2026	230,000	234,312
4.50%, 5/15/2047	50,000	47,730

Security Description	Principal Amount	Value
Owens Corning:
4.20%, 12/15/2022	$159,000	$163,315
4.40%, 1/30/2048	350,000	324,755
Vulcan Materials Co.:
3.90%, 4/1/2027	45,000	44,339
4.50%, 4/1/2025	250,000	257,760
4.50%, 6/15/2047	50,000	47,504
4.70%, 3/1/2048 (c)	100,000	97,681

		2,871,365

DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
3.75%, 5/15/2046	100,000	93,313
4.60%, 6/15/2045	70,000	74,220

		167,533

DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.30%, 1/23/2023	484,000	470,937
3.50%, 1/15/2025	400,000	384,472
3.65%, 7/21/2027	170,000	159,798
3.75%, 5/15/2019	355,000	357,699
3.95%, 2/1/2022	237,000	237,664
4.50%, 5/15/2021	415,000	425,832
4.63%, 10/30/2020	86,000	88,485
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	100,000	97,877
Air Lease Corp.:
2.13%, 1/15/2020	242,000	237,956
2.50%, 3/1/2021	460,000	451,035
2.63%, 7/1/2022	136,000	131,032
2.75%, 1/15/2023	100,000	96,259
3.25%, 3/1/2025	300,000	286,377
3.38%, 6/1/2021	171,000	171,323
3.75%, 2/1/2022	125,000	126,314
3.88%, 4/1/2021	75,000	76,175
American Express Co.:
2.20%, 10/30/2020	112,000	109,228
2.50%, 8/1/2022	112,000	108,144
2.65%, 12/2/2022	144,000	139,530
3.00%, 10/30/2024	58,000	55,708
3.40%, 2/27/2023	300,000	299,028
3.63%, 12/5/2024	100,000	99,480
4.05%, 12/3/2042	455,000	455,228
8.13%, 5/20/2019	75,000	79,433
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	150,000	148,185
Series MTN, 1.70%, 10/30/2019	320,000	314,278
Series MTN, 1.88%, 5/3/2019	404,000	400,138
Series MTN, 2.20%, 3/3/2020	165,000	162,510
Series MTN, 2.25%, 5/5/2021	270,000	262,788
Series MTN, 2.70%, 3/3/2022	126,000	123,277
Series MTN, 3.30%, 5/3/2027	245,000	237,501

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	$50,000	$47,181
3.70%, 10/15/2024	150,000	151,866
AXA Financial, Inc.
7.00%, 4/1/2028	100,000	120,426
BlackRock, Inc.:
3.20%, 3/15/2027	56,000	54,492
3.38%, 6/1/2022	523,000	531,415
3.50%, 3/18/2024	225,000	226,890
Brookfield Finance, Inc.:
3.90%, 1/25/2028	608,000	589,748
4.25%, 6/2/2026	300,000	300,573
4.70%, 9/20/2047	150,000	145,908
Capital One Bank USA NA 3.38%, 2/15/2023	586,000	571,789
Cboe Global Markets, Inc. 1.95%, 6/28/2019	207,000	204,644
Charles Schwab Corp.:
3.00%, 3/10/2025	100,000	97,576
3.20%, 3/2/2027	218,000	211,992
3.20%, 1/25/2028	250,000	239,960
3.45%, 2/13/2026	35,000	34,790
4.45%, 7/22/2020	35,000	36,250
CME Group, Inc. 3.00%, 3/15/2025	217,000	211,208
Credit Suisse USA, Inc. 7.13%, 7/15/2032	250,000	332,015
Discover Financial Services:
4.10%, 2/9/2027	95,000	93,804
5.20%, 4/27/2022	100,000	104,860
E*TRADE Financial Corp. 2.95%, 8/24/2022	258,000	251,150
Eaton Vance Corp. 3.50%, 4/6/2027	180,000	178,702
Franklin Resources, Inc. 2.85%, 3/30/2025	100,000	96,793
GE Capital International Funding Co.:
2.34%, 11/15/2020	850,000	830,858
3.37%, 11/15/2025 (b)	251,000	242,501
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	1,026,000	999,457
Genpact Luxembourg Sarl 3.70%, 4/1/2022 (c)	340,000	332,806
Intercontinental Exchange, Inc.:
2.35%, 9/15/2022	300,000	288,576
3.10%, 9/15/2027	100,000	95,770
3.75%, 12/1/2025	90,000	91,653
International Lease Finance Corp. 8.25%, 12/15/2020	122,000	136,118
Invesco Finance PLC 3.75%, 1/15/2026	250,000	251,643
Jefferies Group LLC:
6.25%, 1/15/2036	174,000	189,432
6.45%, 6/8/2027	28,000	31,540
6.50%, 1/20/2043	200,000	223,118

Security Description	Principal Amount	Value
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.15%, 1/23/2030	$300,000	$279,366
Lazard Group LLC:
3.63%, 3/1/2027	50,000	48,541
3.75%, 2/13/2025	105,000	103,238
4.25%, 11/14/2020	28,000	28,775
Legg Mason, Inc. 4.75%, 3/15/2026	110,000	114,840
Mastercard, Inc.:
2.95%, 11/21/2026	100,000	96,783
3.38%, 4/1/2024	121,000	122,177
3.50%, 2/26/2028	30,000	30,300
3.80%, 11/21/2046	130,000	130,891
3.95%, 2/26/2048	30,000	31,018
Nasdaq, Inc.:
3.85%, 6/30/2026	128,000	126,551
5.55%, 1/15/2020	164,000	171,136
National Rural Utilities Cooperative Finance Corp.:
2.00%, 1/27/2020	117,000	115,136
2.30%, 11/1/2020	50,000	49,145
2.70%, 2/15/2023	70,000	68,109
2.85%, 1/27/2025	51,000	49,079
2.95%, 2/7/2024	60,000	58,631
3.40%, 2/7/2028	371,000	364,303
Series C, 8.00%, 3/1/2032	110,000	156,089
Series MTN, 1.50%, 11/1/2019	180,000	176,470
Series MTN, 2.30%, 9/15/2022	150,000	144,852
Series MTN, 2.90%, 3/15/2021	70,000	69,534
Series MTN, 3.25%, 11/1/2025	120,000	117,943
Nomura Holdings, Inc. 6.70%, 3/4/2020	121,000	128,944
ORIX Corp.:
2.90%, 7/18/2022	30,000	29,316
3.25%, 12/4/2024	200,000	193,836
3.70%, 7/18/2027	58,000	56,766
Private Export Funding Corp. Series GG, 2.45%, 7/15/2024	200,000	194,192
Raymond James Financial, Inc. 4.95%, 7/15/2046	100,000	108,242
Stifel Financial Corp. 4.25%, 7/18/2024	108,000	108,847
Synchrony Financial:
2.70%, 2/3/2020	10,000	9,895
3.70%, 8/4/2026	100,000	93,611
3.75%, 8/15/2021	200,000	201,512
3.95%, 12/1/2027	265,000	250,589
4.50%, 7/23/2025	121,000	121,162
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	211,000	209,122
3.30%, 4/1/2027	75,000	73,146
Visa, Inc.:
2.20%, 12/14/2020	612,000	602,294

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 9/15/2027	$65,000	$61,426
2.80%, 12/14/2022	289,000	285,309
3.15%, 12/14/2025	327,000	321,457
4.15%, 12/14/2035	186,000	198,003
4.30%, 12/14/2045	354,000	378,012
Washington Prime Group L.P.
5.95%, 8/15/2024	70,000	66,535

		21,686,318

ELECTRIC — 1.8%
AEP Texas, Inc. 2.40%, 10/1/2022	117,000	112,520
AEP Transmission Co. LLC 3.75%, 12/1/2047 (c)	100,000	95,609
Alabama Power Co.:
4.30%, 1/2/2046	155,000	165,111
6.00%, 3/1/2039	112,000	141,421
Series 17A, 2.45%, 3/30/2022	355,000	345,837
Ameren Illinois Co. 3.70%, 12/1/2047	215,000	207,926
American Electric Power Co., Inc. 2.15%, 11/13/2020	206,000	201,414
Appalachian Power Co. 7.00%, 4/1/2038	26,000	35,746
Arizona Public Service Co.:
2.95%, 9/15/2027	108,000	102,623
3.15%, 5/15/2025	50,000	49,073
3.75%, 5/15/2046	100,000	96,688
Avangrid, Inc. 3.15%, 12/1/2024	50,000	48,621
Baltimore Gas & Electric Co. 3.75%, 8/15/2047	50,000	48,096
Berkshire Hathaway Energy Co.:
2.38%, 1/15/2021 (c)	505,000	496,107
2.80%, 1/15/2023 (c)	235,000	230,197
3.25%, 4/15/2028 (c)	205,000	197,915
3.75%, 11/15/2023	210,000	214,244
3.80%, 7/15/2048 (c)	205,000	195,683
6.13%, 4/1/2036	402,000	513,615
Black Hills Corp.:
3.15%, 1/15/2027	50,000	47,080
4.20%, 9/15/2046	50,000	49,473
4.25%, 11/30/2023	100,000	102,845
CenterPoint Energy Houston Electric LLC:
1.85%, 6/1/2021	150,000	144,825
2.25%, 8/1/2022	100,000	96,619
3.95%, 3/1/2048	100,000	101,088
4.50%, 4/1/2044	100,000	110,000
Series AA, 3.00%, 2/1/2027	100,000	96,147
Series Z, 2.40%, 9/1/2026	50,000	46,152
CenterPoint Energy, Inc. 2.50%, 9/1/2022	100,000	96,822
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	68,000	64,767
CMS Energy Corp.:
3.45%, 8/15/2027	108,000	104,692

Security Description	Principal Amount	Value
4.88%, 3/1/2044	$145,000	$160,073
Commonwealth Edison Co.:
2.55%, 6/15/2026	50,000	46,741
3.65%, 6/15/2046	50,000	47,281
4.00%, 8/1/2020	400,000	409,240
4.00%, 3/1/2048	300,000	301,440
4.35%, 11/15/2045	200,000	211,854
5.90%, 3/15/2036	214,000	270,162
Connecticut Light & Power Co.:
2.50%, 1/15/2023	90,000	87,223
4.00%, 4/1/2048	100,000	102,582
4.30%, 4/15/2044	60,000	63,932
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	50,000	48,668
4.45%, 6/15/2020	100,000	103,492
4.45%, 3/15/2044	105,000	111,793
Series 09-C, 5.50%, 12/1/2039	125,000	150,554
Series 12-A, 4.20%, 3/15/2042	100,000	102,183
Series 2017, 3.88%, 6/15/2047	100,000	98,054
Series B, 3.13%, 11/15/2027	158,000	154,118
Series C, 4.30%, 12/1/2056	50,000	51,289
Consolidated Edison, Inc.:
2.00%, 5/15/2021	68,000	65,649
Series A, 2.00%, 3/15/2020	452,000	443,986
Consumers Energy Co.:
2.85%, 5/15/2022	150,000	148,303
3.25%, 8/15/2046	50,000	44,991
3.95%, 5/15/2043	100,000	101,084
Delmarva Power & Light Co.:
3.50%, 11/15/2023	100,000	100,949
4.15%, 5/15/2045	100,000	103,214
Dominion Energy, Inc.:
2.50%, 12/1/2019	132,000	130,786
2.58%, 7/1/2020	45,000	44,437
2.96%, 7/1/2019 (f)	123,000	122,770
3.63%, 12/1/2024	350,000	348,852
3.90%, 10/1/2025	125,000	124,995
4.10%, 4/1/2021 (f)	80,000	81,302
4.70%, 12/1/2044	100,000	105,819
7.00%, 6/15/2038	260,000	349,209
3 month USD LIBOR + 3.057%, 5.75%, 10/1/2054 (d)	150,000	158,382
Series B, 1.60%, 8/15/2019	390,000	383,284
Series B, 2.75%, 1/15/2022	100,000	97,528
Series C, 2.00%, 8/15/2021	20,000	19,131
Series C, 4.90%, 8/1/2041	150,000	161,622
Series D, 2.85%, 8/15/2026	30,000	27,793
DTE Electric Co.:
3.65%, 3/15/2024	50,000	51,235
3.70%, 6/1/2046	100,000	96,763
3.75%, 8/15/2047	100,000	97,576
DTE Energy Co.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 10/1/2019	$110,000	$107,535
2.40%, 12/1/2019	51,000	50,406
2.85%, 10/1/2026	220,000	202,675
6.38%, 4/15/2033	150,000	186,613
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	50,000	48,548
2.95%, 12/1/2026	200,000	192,600
3.05%, 3/15/2023	100,000	99,655
3.70%, 12/1/2047	300,000	289,212
3.75%, 6/1/2045	100,000	96,762
3.95%, 3/15/2048	100,000	100,893
4.00%, 9/30/2042	231,000	232,441
4.25%, 12/15/2041	270,000	283,152
5.30%, 2/15/2040	61,000	72,869
6.05%, 4/15/2038	150,000	192,795
Duke Energy Corp.:
1.80%, 9/1/2021	231,000	219,854
2.40%, 8/15/2022	256,000	245,683
2.65%, 9/1/2026	386,000	352,179
3.05%, 8/15/2022	318,000	313,745
3.55%, 9/15/2021	56,000	56,506
3.75%, 4/15/2024	123,000	123,200
4.80%, 12/15/2045	100,000	107,996
Duke Energy Florida LLC:
2.10%, 12/15/2019	17,500	17,399
3.20%, 1/15/2027	175,000	171,033
Duke Energy Indiana LLC 6.12%, 10/15/2035	200,000	251,206
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	28,000	26,819
5.45%, 4/1/2019	216,000	221,696
Duke Energy Progress LLC:
3.25%, 8/15/2025	50,000	49,551
3.60%, 9/15/2047	100,000	94,216
4.20%, 8/15/2045	325,000	336,560
El Paso Electric Co. 5.00%, 12/1/2044	50,000	51,642
Emera US Finance L.P.:
2.15%, 6/15/2019	280,000	276,724
3.55%, 6/15/2026	102,000	97,866
4.75%, 6/15/2046	259,000	259,811
Enel Americas SA 4.00%, 10/25/2026	15,000	14,642
Enel Generacion Chile SA 4.25%, 4/15/2024	50,000	50,949
Entergy Arkansas, Inc. 3.50%, 4/1/2026	157,000	156,747
Entergy Corp.:
2.95%, 9/1/2026	30,000	27,934
5.13%, 9/15/2020	155,000	161,357
Entergy Louisiana LLC:
2.40%, 10/1/2026	215,000	197,116
3.12%, 9/1/2027	100,000	96,475
4.00%, 3/15/2033	95,000	97,039
4.95%, 1/15/2045	85,000	86,552
Entergy Mississippi, Inc. 2.85%, 6/1/2028	60,000	56,120

Security Description	Principal Amount	Value
Eversource Energy:
2.50%, 3/15/2021	$300,000	$295,098
2.80%, 5/1/2023	100,000	97,039
Series K, 2.75%, 3/15/2022	125,000	122,362
Series L, 2.90%, 10/1/2024	108,000	103,666
Series M, 3.30%, 1/15/2028	500,000	480,570
Exelon Corp.:
2.45%, 4/15/2021	155,000	151,150
3.40%, 4/15/2026	198,000	191,125
4.45%, 4/15/2046	314,000	321,366
Exelon Generation Co. LLC:
2.95%, 1/15/2020	415,000	413,722
3.40%, 3/15/2022	50,000	49,999
4.00%, 10/1/2020	200,000	203,348
4.25%, 6/15/2022 (b)	130,000	133,458
5.60%, 6/15/2042	161,000	165,824
FirstEnergy Corp.:
Series A, 2.85%, 7/15/2022	170,000	164,664
Series B, 3.90%, 7/15/2027	109,000	106,915
Series B, 4.25%, 3/15/2023	191,000	193,679
Series C, 4.85%, 7/15/2047	73,000	76,520
Series C, 7.38%, 11/15/2031	145,000	190,396
Florida Power & Light Co.:
3.13%, 12/1/2025	100,000	98,747
3.95%, 3/1/2048	85,000	86,436
4.05%, 6/1/2042	25,000	25,810
4.05%, 10/1/2044	145,000	149,472
5.69%, 3/1/2040	65,000	83,273
Fortis, Inc. 2.10%, 10/4/2021	65,000	62,181
Georgia Power Co.:
2.00%, 3/30/2020	102,000	100,357
3.25%, 3/30/2027	125,000	120,670
4.30%, 3/15/2042	355,000	361,479
5.40%, 6/1/2040	100,000	117,502
Great Plains Energy, Inc. 4.85%, 6/1/2021	120,000	124,151
Gulf Power Co. Series A, 3.30%, 5/30/2027	50,000	48,705
Iberdrola International B.V. 6.75%, 7/15/2036	125,000	157,909
Indiana Michigan Power Co. Series K, 4.55%, 3/15/2046	80,000	84,882
Interstate Power & Light Co.:
3.70%, 9/15/2046	60,000	57,475
6.25%, 7/15/2039	50,000	64,427
ITC Holdings Corp.:
2.70%, 11/15/2022 (c)	200,000	193,416
3.25%, 6/30/2026	30,000	28,749
3.35%, 11/15/2027 (c)	108,000	103,137
3.65%, 6/15/2024	25,000	24,976
Kansas City Power & Light Co.:
3.65%, 8/15/2025	50,000	50,139
4.20%, 6/15/2047	250,000	248,345
4.20%, 3/15/2048	100,000	102,324
LG&E & KU Energy LLC
3.75%, 11/15/2020	101,000	102,422

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
MidAmerican Energy Co.:
3.10%, 5/1/2027	$100,000	$96,987
3.50%, 10/15/2024	50,000	50,701
4.25%, 5/1/2046	70,000	74,116
4.80%, 9/15/2043	150,000	170,334
Nevada Power Co.:
Series N, 6.65%, 4/1/2036	100,000	133,540
Series R, 6.75%, 7/1/2037	15,000	20,406
NextEra Energy Capital Holdings, Inc.:
2.30%, 4/1/2019	465,000	462,243
2.40%, 9/15/2019	150,000	148,852
2.80%, 1/15/2023	150,000	145,939
3.55%, 5/1/2027	150,000	146,010
4.50%, 6/1/2021	170,000	175,843
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (d)	325,000	313,352
Northern States Power Co.:
2.15%, 8/15/2022	135,000	129,127
6.25%, 6/1/2036	150,000	195,879
NSTAR Electric Co. 3.20%, 5/15/2027	200,000	195,512
Ohio Power Co. 4.15%, 4/1/2048	100,000	102,207
Oklahoma Gas & Electric Co. 4.15%, 4/1/2047	150,000	155,565
Oncor Electric Delivery Co. LLC:
3.80%, 9/30/2047 (c)	100,000	98,019
5.30%, 6/1/2042	50,000	60,171
7.00%, 5/1/2032	90,000	120,076
Pacific Gas & Electric Co.:
2.45%, 8/15/2022	200,000	191,714
3.25%, 6/15/2023	200,000	197,102
3.30%, 12/1/2027 (b) (c)	986,000	935,635
3.50%, 6/15/2025	95,000	92,690
3.95%, 12/1/2047 (c)	305,000	283,080
4.00%, 12/1/2046	225,000	211,122
4.25%, 3/15/2046	50,000	48,463
4.75%, 2/15/2044	100,000	103,608
6.05%, 3/1/2034 (b)	185,000	220,280
PacifiCorp:
3.85%, 6/15/2021	200,000	205,036
4.10%, 2/1/2042	50,000	51,520
PECO Energy Co.:
3.90%, 3/1/2048	300,000	299,349
4.15%, 10/1/2044	100,000	104,738
PNM Resources, Inc. 3.25%, 3/9/2021	100,000	100,072
Potomac Electric Power Co. 3.60%, 3/15/2024	150,000	152,358
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	150,000	141,898
3.50%, 12/1/2022	200,000	200,482
5.00%, 3/15/2044	170,000	188,081
PPL Electric Utilities Corp.:
4.13%, 6/15/2044	20,000	20,602

Security Description	Principal Amount	Value
4.15%, 10/1/2045	$100,000	$103,282
Progress Energy, Inc. 7.75%, 3/1/2031	175,000	237,701
PSEG Power LLC:
3.00%, 6/15/2021	117,000	116,568
5.13%, 4/15/2020	80,000	83,061
Public Service Co. of Colorado:
3.20%, 11/15/2020	100,000	100,616
3.80%, 6/15/2047	100,000	98,866
4.30%, 3/15/2044	100,000	105,744
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	25,000	24,234
Series MTN, 2.25%, 9/15/2026	167,000	152,812
Series MTN, 2.38%, 5/15/2023	100,000	96,138
Series MTN, 3.00%, 5/15/2027	50,000	48,042
Series MTN, 3.60%, 12/1/2047	600,000	571,656
Series MTN, 3.80%, 3/1/2046	100,000	99,204
Series MTN, 3.95%, 5/1/2042	40,000	40,583
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	155,000	150,088
Puget Energy, Inc.:
3.65%, 5/15/2025	110,000	109,619
5.63%, 7/15/2022	300,000	322,953
6.00%, 9/1/2021	100,000	108,221
Puget Sound Energy, Inc. 5.64%, 4/15/2041	106,000	133,409
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	83,000	77,381
3.00%, 8/15/2021	74,000	73,907
Series RRR, 3.75%, 6/1/2047	160,000	157,650
Sempra Energy:
2.40%, 2/1/2020	295,000	291,894
2.90%, 2/1/2023	535,000	523,674
3.40%, 2/1/2028	298,000	285,785
3.80%, 2/1/2038	150,000	141,439
4.00%, 2/1/2048	159,000	148,754
Sierra Pacific Power Co. 2.60%, 5/1/2026	190,000	176,907
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046 (b)	70,000	67,201
4.35%, 2/1/2042	400,000	396,564
4.50%, 6/1/2064	135,000	130,251
4.60%, 6/15/2043	150,000	154,157
5.45%, 2/1/2041	110,000	124,465
Southern California Edison Co.:
3.88%, 6/1/2021	70,000	71,827
4.00%, 4/1/2047	152,000	151,710
4.65%, 10/1/2043	100,000	109,467
5.50%, 3/15/2040	450,000	545,107

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 05-E, 5.35%, 7/15/2035	$90,000	$105,521
Series 13-A, 3.90%, 3/15/2043	195,000	192,130
Series A, 2.90%, 3/1/2021	100,000	100,093
Series B, 3.65%, 3/1/2028	100,000	100,482
Series C, 3.50%, 10/1/2023	100,000	101,044
Series C, 3.60%, 2/1/2045	145,000	135,927
Series C, 4.13%, 3/1/2048	100,000	102,523
Southern Co.:
1.85%, 7/1/2019	613,000	604,694
2.15%, 9/1/2019	150,000	148,186
2.35%, 7/1/2021	103,000	99,938
2.75%, 6/15/2020	225,000	223,072
2.95%, 7/1/2023	77,000	74,773
3.25%, 7/1/2026	100,000	94,916
4.25%, 7/1/2036	565,000	574,481
4.40%, 7/1/2046	338,000	338,149
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (d)	100,000	103,703
Southern Power Co.:
4.15%, 12/1/2025	100,000	102,688
Series D, 1.95%, 12/15/2019	150,000	147,318
Series E, 2.50%, 12/15/2021	50,000	48,523
Southwestern Electric Power Co.:
Series J, 3.90%, 4/1/2045	200,000	192,078
Series K, 2.75%, 10/1/2026	140,000	129,844
Series L, 3.85%, 2/1/2048	650,000	618,384
Southwestern Public Service Co.:
3.30%, 6/15/2024	50,000	49,701
6.00%, 10/1/2036	50,000	61,935
Tampa Electric Co. 4.10%, 6/15/2042	75,000	74,267
Tucson Electric Power Co. 3.05%, 3/15/2025	150,000	144,879
Union Electric Co.:
2.95%, 6/15/2027	205,000	195,933
3.65%, 4/15/2045	60,000	57,664
Virginia Electric & Power Co.:
2.95%, 1/15/2022	100,000	99,449
6.35%, 11/30/2037	160,000	208,338
Series A, 3.15%, 1/15/2026	176,000	171,185
Series B, 2.95%, 11/15/2026	50,000	47,566
Series B, 3.80%, 9/15/2047	100,000	96,585
Series B, 4.20%, 5/15/2045	150,000	153,789
Series C, 2.75%, 3/15/2023	288,000	281,580
Series C, 4.00%, 11/15/2046	110,000	108,996
Westar Energy, Inc.:
3.10%, 4/1/2027	250,000	243,795
4.10%, 4/1/2043	100,000	102,880
4.25%, 12/1/2045	50,000	52,449
Wisconsin Electric Power Co. 2.95%, 9/15/2021	250,000	249,447
Wisconsin Power & Light Co.:
3.05%, 10/15/2027	200,000	192,472
6.38%, 8/15/2037	100,000	131,514
Xcel Energy, Inc.:

Security Description	Principal Amount	Value
2.40%, 3/15/2021	$100,000	$98,108
4.70%, 5/15/2020	109,000	112,020

		43,268,618

ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
2.63%, 2/15/2023	27,000	26,202
4.88%, 10/15/2019	111,000	114,594
Hubbell, Inc.:
3.15%, 8/15/2027	150,000	143,540
3.35%, 3/1/2026	50,000	49,143

		333,479

ELECTRONICS — 0.2%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	208,356
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	50,000	48,502
3.55%, 10/1/2027	192,000	182,949
Amphenol Corp. 3.20%, 4/1/2024	100,000	97,561
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	47,802
3.88%, 1/12/2028	50,000	48,391
Avnet, Inc.:
4.63%, 4/15/2026	25,000	24,951
4.88%, 12/1/2022	105,000	108,940
Corning, Inc. 4.38%, 11/15/2057	250,000	232,380
Flex, Ltd.:
4.63%, 2/15/2020	165,000	168,774
4.75%, 6/15/2025	50,000	52,186
FLIR Systems, Inc. 3.13%, 6/15/2021	225,000	224,165
Fortive Corp.:
2.35%, 6/15/2021	50,000	48,634
3.15%, 6/15/2026	358,000	342,989
4.30%, 6/15/2046	25,000	24,935
Honeywell International, Inc.:
1.40%, 10/30/2019	277,000	271,997
1.80%, 10/30/2019	200,000	197,356
1.85%, 11/1/2021	281,000	270,684
2.50%, 11/1/2026	250,000	231,192
3.81%, 11/21/2047	100,000	98,683
4.25%, 3/1/2021	64,000	66,973
Jabil, Inc. 3.95%, 1/12/2028	1,463,000	1,417,194
Keysight Technologies, Inc. 3.30%, 10/30/2019	186,000	186,340
Koninklijke Philips NV:
3.75%, 3/15/2022	198,000	204,688
6.88%, 3/11/2038	100,000	134,621
Tech Data Corp.:
3.70%, 2/15/2022	188,000	186,699
4.95%, 2/15/2027	108,000	108,292
Tyco Electronics Group SA:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 8/15/2027	$258,000	$248,196
3.70%, 2/15/2026	148,000	148,759

		5,633,189

ENGINEERING & CONSTRUCTION — 0.0% (a)
ABB Finance USA, Inc.:
2.88%, 5/8/2022	42,000	41,527
4.38%, 5/8/2042	145,000	151,769
Fluor Corp. 3.38%, 9/15/2021	368,000	371,776

		565,072

ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	55,000	51,619
3.20%, 3/15/2025	125,000	122,121
3.38%, 11/15/2027	100,000	96,372
4.75%, 5/15/2023	216,000	228,470
5.00%, 3/1/2020	100,000	103,957
Waste Management, Inc.:
2.40%, 5/15/2023	100,000	95,526
2.90%, 9/15/2022	146,000	144,303
3.15%, 11/15/2027	179,000	170,293
3.50%, 5/15/2024	150,000	150,887
3.90%, 3/1/2035	100,000	99,838
4.10%, 3/1/2045	200,000	201,190

		1,464,576

FOOD — 0.4%
Campbell Soup Co.:
3.30%, 3/15/2021 (b)	100,000	100,700
3.30%, 3/19/2025	50,000	48,349
3.65%, 3/15/2023	150,000	150,190
3.80%, 8/2/2042	50,000	43,690
3.95%, 3/15/2025	100,000	99,699
4.15%, 3/15/2028	150,000	149,284
4.80%, 3/15/2048	40,000	40,227
Conagra Brands, Inc. 3.20%, 1/25/2023	247,000	244,609
Flowers Foods, Inc. 4.38%, 4/1/2022	100,000	103,165
General Mills, Inc.:
3.15%, 12/15/2021	212,000	210,147
3.20%, 2/10/2027 (b)	100,000	92,723
Hershey Co.:
2.30%, 8/15/2026	61,000	55,676
3.38%, 8/15/2046	50,000	45,253
Ingredion, Inc. 4.63%, 11/1/2020	100,000	103,525
JM Smucker Co.:
2.20%, 12/6/2019	166,000	163,986
3.38%, 12/15/2027	200,000	190,954
3.50%, 3/15/2025	273,000	268,408
4.25%, 3/15/2035	100,000	99,587
4.38%, 3/15/2045	25,000	24,543
Kellogg Co.:

Security Description	Principal Amount	Value
3.13%, 5/17/2022	$100,000	$99,323
3.25%, 4/1/2026	30,000	28,543
3.40%, 11/15/2027	408,000	388,457
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	30,000	34,056
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	204,000	202,590
3.00%, 6/1/2026 (b)	240,000	221,705
3.50%, 6/6/2022	926,000	925,454
3.50%, 7/15/2022	248,000	247,559
3.95%, 7/15/2025	170,000	169,279
4.38%, 6/1/2046	110,000	100,659
5.00%, 7/15/2035	20,000	20,790
5.00%, 6/4/2042	367,000	365,602
5.20%, 7/15/2045	307,000	312,388
Kroger Co.:
2.65%, 10/15/2026	221,000	199,475
3.70%, 8/1/2027 (b)	73,000	70,778
3.88%, 10/15/2046	25,000	21,501
4.45%, 2/1/2047 (b)	144,000	135,825
5.40%, 7/15/2040	360,000	383,224
6.15%, 1/15/2020	100,000	105,541
6.90%, 4/15/2038	26,000	32,480
Series GMTN, 1.50%, 9/30/2019	186,000	181,986
McCormick & Co., Inc.:
3.40%, 8/15/2027	108,000	103,348
4.20%, 8/15/2047	150,000	144,696
Sysco Corp.:
1.90%, 4/1/2019	160,000	158,752
2.50%, 7/15/2021	70,000	68,629
2.60%, 10/1/2020	229,000	227,076
2.60%, 6/12/2022	30,000	29,198
3.25%, 7/15/2027	50,000	47,978
3.30%, 7/15/2026	180,000	174,123
3.55%, 3/15/2025	100,000	99,786
3.75%, 10/1/2025	35,000	35,577
4.45%, 3/15/2048	100,000	100,304
4.50%, 4/1/2046	100,000	101,001
4.85%, 10/1/2045	35,000	37,035
Tyson Foods, Inc.:
2.25%, 8/23/2021	35,000	33,724
3.55%, 6/2/2027	153,000	147,627
4.55%, 6/2/2047	185,000	185,559
4.88%, 8/15/2034	50,000	53,068
5.15%, 8/15/2044	200,000	217,886

		8,447,297

FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027 (c)	108,000	103,995
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025	58,000	55,984
5.50%, 1/17/2027 (b)	118,000	122,050
International Paper Co.:
3.00%, 2/15/2027	206,000	190,506

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 1/15/2026	$304,000	$300,568
4.40%, 8/15/2047	127,000	121,065
5.15%, 5/15/2046	175,000	185,369
6.00%, 11/15/2041	20,000	22,954
7.50%, 8/15/2021	102,000	115,763

		1,218,254

GAS — 0.1%
Atmos Energy Corp.:
3.00%, 6/15/2027	245,000	235,759
4.13%, 10/15/2044	130,000	133,901
CenterPoint Energy Resources Corp.:
3.55%, 4/1/2023	100,000	100,404
4.00%, 4/1/2028	100,000	100,815
National Fuel Gas Co.:
3.75%, 3/1/2023	63,000	62,858
5.20%, 7/15/2025	50,000	52,474
NiSource Finance Corp. 4.80%, 2/15/2044	62,000	65,116
NiSource, Inc.:
2.65%, 11/17/2022	170,000	164,422
3.49%, 5/15/2027	52,000	50,242
3.95%, 3/30/2048	205,000	193,612
4.38%, 5/15/2047	445,000	448,404
Piedmont Natural Gas Co., Inc. 3.64%, 11/1/2046	50,000	46,983
Sempra Energy:
1.63%, 10/7/2019	315,000	308,782
2.85%, 11/15/2020	56,000	55,539
2.88%, 10/1/2022	15,000	14,711
3.75%, 11/15/2025	50,000	49,821
6.00%, 10/15/2039	201,000	246,955
Southern California Gas Co. Series TT, 2.60%, 6/15/2026	221,000	207,665
Southern Co. Gas Capital Corp. 2.45%, 10/1/2023	215,000	203,485
Southwest Gas Corp.:
3.70%, 4/1/2028	50,000	50,459
3.80%, 9/29/2046	100,000	96,256
Washington Gas Light Co. Series K, 3.80%, 9/15/2046	35,000	34,001

		2,922,664

HAND & MACHINE TOOLS — 0.0% (a)
Snap-on, Inc.:
3.25%, 3/1/2027	45,000	44,078
4.10%, 3/1/2048	85,000	86,456
Stanley Black & Decker, Inc. 3.40%, 12/1/2021	60,000	60,704

		191,238

HEALTH CARE PRODUCTS — 0.4%
Abbott Laboratories:
2.35%, 11/22/2019	143,000	141,792
2.80%, 9/15/2020	50,000	49,728
2.90%, 11/30/2021	200,000	197,842

Security Description	Principal Amount	Value
3.25%, 4/15/2023	$120,000	$118,982
3.40%, 11/30/2023	106,000	105,312
3.75%, 11/30/2026	357,000	354,854
3.88%, 9/15/2025	40,000	40,416
4.75%, 11/30/2036	575,000	620,408
4.90%, 11/30/2046	200,000	220,064
6.00%, 4/1/2039	275,000	335,057
6.15%, 11/30/2037	165,000	201,904
Baxter International, Inc.:
1.70%, 8/15/2021	50,000	47,698
2.60%, 8/15/2026	50,000	45,557
3.50%, 8/15/2046	210,000	182,713
Becton Dickinson and Co.:
2.13%, 6/6/2019	137,000	135,515
2.40%, 6/5/2020	35,000	34,335
2.68%, 12/15/2019	418,000	415,559
2.89%, 6/6/2022	65,000	63,043
3.36%, 6/6/2024	261,000	251,635
3.70%, 6/6/2027	254,000	244,996
3.73%, 12/15/2024	172,000	169,043
4.67%, 6/6/2047	130,000	131,643
5.00%, 11/12/2040	409,000	429,029
Boston Scientific Corp.:
4.00%, 3/1/2028	300,000	300,642
6.00%, 1/15/2020	130,000	136,596
Covidien International Finance SA 4.20%, 6/15/2020	216,000	221,726
Danaher Corp.:
3.35%, 9/15/2025	65,000	65,497
4.38%, 9/15/2045	110,000	117,404
Life Technologies Corp. 6.00%, 3/1/2020	150,000	157,684
Medtronic Global Holdings SCA 3.35%, 4/1/2027 (b)	305,000	300,965
Medtronic, Inc.:
2.50%, 3/15/2020	231,000	229,600
3.13%, 3/15/2022	210,000	210,244
3.15%, 3/15/2022	650,000	651,073
3.50%, 3/15/2025	565,000	565,452
4.50%, 3/15/2042	280,000	296,820
4.63%, 3/15/2045	381,000	416,010
Stryker Corp.:
2.63%, 3/15/2021	50,000	49,436
3.38%, 11/1/2025	127,000	125,504
3.50%, 3/15/2026	220,000	219,531
3.65%, 3/7/2028	100,000	100,421
4.10%, 4/1/2043	90,000	88,522
4.63%, 3/15/2046	130,000	139,312
Thermo Fisher Scientific, Inc.:
2.95%, 9/19/2026	215,000	200,518
3.00%, 4/15/2023	183,000	178,392
3.15%, 1/15/2023	133,000	131,018
3.20%, 8/15/2027	130,000	123,192
3.65%, 12/15/2025	100,000	99,844
5.30%, 2/1/2044	100,000	113,476
Zimmer Biomet Holdings, Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.70%, 4/1/2020	$238,000	$235,515
3.55%, 4/1/2025	247,000	239,800
3.70%, 3/19/2023	75,000	75,242
4.63%, 11/30/2019	100,000	102,406

		10,428,967

HEALTH CARE SERVICES — 0.5%
Aetna, Inc.:
2.80%, 6/15/2023	87,000	83,548
4.50%, 5/15/2042	141,000	140,635
6.63%, 6/15/2036	151,000	190,955
AHS Hospital Corp. 5.02%, 7/1/2045	25,000	28,812
Anthem, Inc.:
2.50%, 11/21/2020	41,000	40,314
2.95%, 12/1/2022	107,000	104,380
3.35%, 12/1/2024	100,000	97,197
3.50%, 8/15/2024	219,000	214,824
3.65%, 12/1/2027	511,000	495,113
4.10%, 3/1/2028	200,000	200,250
4.38%, 12/1/2047	65,000	63,686
4.55%, 3/1/2048	150,000	151,654
4.63%, 5/15/2042	236,000	239,103
4.65%, 1/15/2043	283,000	285,015
4.65%, 8/15/2044	10,000	10,153
Ascension Health 3.95%, 11/15/2046	155,000	156,421
Baylor Scott & White Holdings:
3.97%, 11/15/2046	50,000	49,695
4.19%, 11/15/2045	65,000	67,300
Catholic Health Initiatives 4.35%, 11/1/2042	275,000	254,232
Children’s Hospital Corp. Series 2017, 4.12%, 1/1/2047	65,000	66,424
Cigna Corp.:
3.05%, 10/15/2027	119,000	109,221
3.25%, 4/15/2025	268,000	256,321
4.00%, 2/15/2022	92,000	93,606
4.50%, 3/15/2021	20,000	20,595
5.38%, 2/15/2042	125,000	138,704
Coventry Health Care, Inc. 5.45%, 6/15/2021	100,000	105,992
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	102,256
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	100,000	101,397
Hackensack Meridian Health,Inc. 4.50%, 7/1/2057	50,000	52,870
Howard Hughes Medical Institute 3.50%, 9/1/2023	50,000	50,964
Humana, Inc.:
2.50%, 12/15/2020	275,000	269,802
2.90%, 12/15/2022	260,000	253,037
3.85%, 10/1/2024	313,000	314,368

Security Description	Principal Amount	Value
3.95%, 3/15/2027	$50,000	$49,788
4.63%, 12/1/2042	260,000	262,371
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	35,000	34,989
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	260,000	251,670
4.15%, 5/1/2047	142,000	147,277
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	16,000	15,877
3.25%, 9/1/2024	100,000	97,419
3.60%, 9/1/2027	208,000	201,567
4.63%, 11/15/2020	206,000	213,412
4.70%, 2/1/2045	200,000	201,526
Mayo Clinic Series 2016, 4.13%, 11/15/2052	50,000	50,610
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	64,000	66,639
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	50,000	48,402
New York and Presbyterian Hospital 4.02%, 8/1/2045	25,000	25,449
Northwell Healthcare, Inc. 3.98%, 11/1/2046	160,000	150,918
NYU Hospitals Center 4.37%, 7/1/2047 (b)	65,000	67,309
Orlando Health Obligated Group 4.09%, 10/1/2048	45,000	45,288
Partners Healthcare System, Inc. Series 2017, 3.77%, 7/1/2048	20,000	19,035
Providence St. Joseph Health Obligated Group:
Series A, 3.93%, 10/1/2048	70,000	68,708
Series H, 2.75%, 10/1/2026	50,000	47,170
Series I, 3.74%, 10/1/2047	50,000	47,275
Quest Diagnostics, Inc.:
2.70%, 4/1/2019	300,000	299,712
4.70%, 4/1/2021	180,000	187,852
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	50,000	48,825
Stanford Health Care Series 2018, 3.80%, 11/15/2048	965,000	953,806
Sutter Health:
Series 2018, 3.70%, 8/15/2028 (e)	100,000	100,663
Series 2018, 4.09%, 8/15/2048 (e)	100,000	101,119
Trinity Health Corp.
4.13%, 12/1/2045	25,000	25,270
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	475,000	463,795
2.13%, 3/15/2021	142,000	138,456

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.38%, 10/15/2022	$129,000	$124,392
2.70%, 7/15/2020	271,000	269,653
2.95%, 10/15/2027	115,000	109,335
3.10%, 3/15/2026	115,000	111,257
3.35%, 7/15/2022	303,000	305,166
3.38%, 4/15/2027	204,000	201,299
3.45%, 1/15/2027	108,000	106,885
3.75%, 7/15/2025	349,000	354,322
3.75%, 10/15/2047	130,000	122,609
3.88%, 10/15/2020	100,000	102,030
4.20%, 1/15/2047	33,000	33,457
4.25%, 4/15/2047	64,000	65,557
4.75%, 7/15/2045	406,000	446,458
5.95%, 2/15/2041	125,000	158,352
6.88%, 2/15/2038	224,000	308,515

		12,060,328

HOLDING COMPANIES-DIVERS — 0.0% (a)
Leucadia National Corp. 5.50%, 10/18/2023	100,000	102,820

HOME BUILDERS — 0.0% (a)
DR Horton, Inc.:
2.55%, 12/1/2020	200,000	197,074
4.00%, 2/15/2020	80,000	81,310

		278,384

HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 3.50%, 11/15/2027	408,000	392,651
Whirlpool Corp.:
3.70%, 5/1/2025	100,000	99,763
4.00%, 3/1/2024	60,000	61,555
4.50%, 6/1/2046 (b)	35,000	34,885
Series MTN, 4.85%, 6/15/2021	200,000	210,208

		799,062

HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	216,000	209,963
Series MTN, 1.95%, 2/1/2023	100,000	95,017
Series MTN, 3.70%, 8/1/2047 (b)	55,000	52,649
Series MTN, 4.00%, 8/15/2045	100,000	101,708
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	20,000	19,277
3.15%, 3/15/2027	113,000	110,541
4.15%, 3/15/2047	65,000	68,182
Procter & Gamble Co.:
1.70%, 11/3/2021	50,000	48,168
1.75%, 10/25/2019	51,000	50,442

Security Description	Principal Amount	Value
1.85%, 2/2/2021	$50,000	$48,826
1.90%, 10/23/2020	235,000	230,852
2.30%, 2/6/2022	225,000	220,570
2.45%, 11/3/2026	103,000	95,759
2.70%, 2/2/2026	50,000	47,809
3.50%, 10/25/2047	300,000	285,492
5.55%, 3/5/2037	144,000	180,847
Unilever Capital Corp.:
1.38%, 7/28/2021	300,000	285,255
2.00%, 7/28/2026	100,000	89,019
2.20%, 5/5/2022	210,000	203,228
2.75%, 3/22/2021	100,000	99,818
3.13%, 3/22/2023	100,000	99,853
3.38%, 3/22/2025	100,000	99,904
3.50%, 3/22/2028 (b)	100,000	99,896
4.25%, 2/10/2021	155,000	160,748
5.90%, 11/15/2032	104,000	130,763

		3,134,586

HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc.:
2.45%, 12/15/2019	50,000	49,720
2.45%, 8/1/2022	120,000	116,146
3.95%, 8/1/2047	200,000	186,996
Clorox Co. 3.50%, 12/15/2024	116,000	116,350
Kimberly-Clark Corp.:
2.40%, 3/1/2022	100,000	97,549
2.75%, 2/15/2026	50,000	47,747
6.63%, 8/1/2037	231,000	315,555

		930,063

HOUSEWARES — 0.1%
Newell Brands, Inc.:
2.88%, 12/1/2019	100,000	99,408
3.15%, 4/1/2021	199,000	197,082
3.85%, 4/1/2023	124,000	123,665
3.90%, 11/1/2025 (b)	50,000	48,673
4.20%, 4/1/2026	252,000	249,646
5.38%, 4/1/2036	280,000	292,244

		1,010,718

INSURANCE — 0.9%
AEGON Funding Co. LLC 5.75%, 12/15/2020	13,000	13,862
Aflac, Inc. 3.63%, 11/15/2024	300,000	301,719
Alleghany Corp. 4.90%, 9/15/2044	125,000	130,142
Allied World Assurance Co. Holdings, Ltd. 5.50%, 11/15/2020	100,000	105,146
Allstate Corp.:
3.28%, 12/15/2026	100,000	98,074
4.20%, 12/15/2046	140,000	141,714
5.95%, 4/1/2036	15,000	18,602
7.45%, 5/16/2019	50,000	52,437
American Financial Group, Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 8/15/2026	$85,000	$81,455
4.50%, 6/15/2047	185,000	182,902
American International Group, Inc.:
2.30%, 7/16/2019	661,000	654,932
3.30%, 3/1/2021	468,000	468,501
3.38%, 8/15/2020	8,000	8,033
3.75%, 7/10/2025	147,000	144,907
3.88%, 1/15/2035	385,000	358,562
4.20%, 4/1/2028	50,000	50,698
4.38%, 1/15/2055	232,000	215,273
4.50%, 7/16/2044	170,000	167,863
4.70%, 7/10/2035	50,000	51,473
4.75%, 4/1/2048	100,000	103,017
4.88%, 6/1/2022	413,000	435,137
Aon PLC:
2.80%, 3/15/2021	130,000	128,433
3.50%, 6/14/2024	100,000	99,442
4.00%, 11/27/2023	100,000	102,556
4.60%, 6/14/2044	50,000	51,189
5.00%, 9/30/2020	22,000	22,955
Arch Capital Finance LLC:
4.01%, 12/15/2026	100,000	100,578
5.03%, 12/15/2046	100,000	110,689
Arch Capital Group US, Inc. 5.14%, 11/1/2043	125,000	138,135
Assurant, Inc.:
4.00%, 3/15/2023	200,000	201,284
4.90%, 3/27/2028	100,000	102,183
Athene Holding, Ltd. 4.13%, 1/12/2028	808,000	775,139
AXA SA 8.60%, 12/15/2030	100,000	136,107
AXIS Specialty Finance PLC 4.00%, 12/6/2027	180,000	173,763
Berkshire Hathaway Finance Corp.:
1.30%, 8/15/2019	110,000	108,202
3.00%, 5/15/2022	243,000	243,270
4.25%, 1/15/2021	112,000	116,519
4.30%, 5/15/2043	150,000	158,301
Berkshire Hathaway, Inc.:
2.10%, 8/14/2019	325,000	323,443
2.20%, 3/15/2021	75,000	73,970
2.75%, 3/15/2023	277,000	272,538
3.13%, 3/15/2026	706,000	688,364
3.75%, 8/15/2021 (b)	112,000	115,417
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (c)	350,000	325,017
4.70%, 6/22/2047 (c)	165,000	151,237
Chubb Corp. 6.00%, 5/11/2037	226,000	288,001
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	100,000	97,649
3.35%, 5/3/2026	150,000	147,714
4.35%, 11/3/2045	425,000	453,105
Cincinnati Financial Corp. 6.13%, 11/1/2034	100,000	122,583

Security Description	Principal Amount	Value
CNA Financial Corp.:
3.45%, 8/15/2027	$340,000	$323,445
4.50%, 3/1/2026	205,000	212,398
5.88%, 8/15/2020	8,000	8,486
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	50,000	50,995
Hartford Financial Services Group, Inc.:
4.40%, 3/15/2048 (b)	300,000	307,590
5.50%, 3/30/2020	10,000	10,479
Kemper Corp. 4.35%, 2/15/2025	70,000	69,812
Lincoln National Corp.:
3.35%, 3/9/2025	50,000	49,084
3.63%, 12/12/2026	110,000	108,435
3.80%, 3/1/2028	170,000	168,526
4.00%, 9/1/2023	230,000	235,580
4.35%, 3/1/2048	145,000	143,019
6.30%, 10/9/2037	100,000	121,604
Loews Corp.:
3.75%, 4/1/2026	60,000	60,543
4.13%, 5/15/2043	200,000	196,920
Manulife Financial Corp.:
4.15%, 3/4/2026	713,000	726,946
4.90%, 9/17/2020	18,000	18,756
5.38%, 3/4/2046	50,000	58,774
USD 5 year swap rate + 1.65%, 4.06%, 2/24/2032 (d)	108,000	105,353
Markel Corp.:
3.50%, 11/1/2027	150,000	144,337
4.30%, 11/1/2047	135,000	129,308
5.00%, 4/5/2046	200,000	211,270
Marsh & McLennan Cos., Inc.:
2.35%, 3/6/2020	8,000	7,919
2.75%, 1/30/2022	90,000	88,575
3.30%, 3/14/2023	100,000	99,667
3.50%, 6/3/2024	75,000	74,766
3.50%, 3/10/2025	85,000	84,339
3.75%, 3/14/2026	161,000	160,924
4.20%, 3/1/2048	100,000	100,952
4.35%, 1/30/2047	50,000	51,688
4.80%, 7/15/2021	193,000	202,308
Mercury General Corp. 4.40%, 3/15/2027	245,000	242,993
MetLife, Inc.:
3.60%, 4/10/2024	132,000	132,239
3.60%, 11/13/2025	100,000	99,732
4.60%, 5/13/2046	159,000	166,230
4.88%, 11/13/2043	203,000	220,348
5.70%, 6/15/2035	160,000	191,853
5.88%, 2/6/2041	279,000	342,107
6.40%, 12/15/2066	150,000	164,629
6.50%, 12/15/2032	243,000	308,080
Series D, 4.37%, 9/15/2023	105,000	109,495
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	100,000	112,023

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Old Republic International Corp. 4.88%, 10/1/2024	$100,000	$105,402
Principal Financial Group, Inc. 3.40%, 5/15/2025	90,000	88,534
Progressive Corp.:
4.13%, 4/15/2047	155,000	156,672
4.20%, 3/15/2048	150,000	153,714
4.35%, 4/25/2044	200,000	206,960
Prudential Financial, Inc.:
3.91%, 12/7/2047 (c)	175,000	165,148
3.94%, 12/7/2049 (c)	83,000	77,829
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b) (d)	310,000	295,712
Series MTN, 3.88%, 3/27/2028	200,000	203,004
Series MTN, 4.42%, 3/27/2048	200,000	206,414
Series MTN, 4.50%, 11/15/2020	15,000	15,545
Series MTN, 4.50%, 11/16/2021	650,000	678,912
Series MTN, 5.38%, 6/21/2020	14,000	14,706
Reinsurance Group of America, Inc.:
3.95%, 9/15/2026	60,000	59,390
Series MTN, 4.70%, 9/15/2023	200,000	209,536
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	78,000	73,843
Travelers Cos., Inc.:
3.90%, 11/1/2020	116,000	118,681
4.00%, 5/30/2047	166,000	165,460
4.05%, 3/7/2048 (b)	300,000	303,474
Trinity Acquisition PLC:
3.50%, 9/15/2021	50,000	49,973
4.40%, 3/15/2026	100,000	101,897
Unum Group:
4.00%, 3/15/2024	100,000	101,308
5.75%, 8/15/2042	50,000	58,207
Voya Financial, Inc.:
3.65%, 6/15/2026	160,000	156,283
4.80%, 6/15/2046	30,000	30,635
5.70%, 7/15/2043	100,000	114,738
Willis North America, Inc. 3.60%, 5/15/2024	50,000	49,179
WR Berkley Corp.:
4.63%, 3/15/2022	250,000	260,678
4.75%, 8/1/2044	50,000	51,665
XLIT, Ltd.:
4.45%, 3/31/2025	130,000	131,118
5.50%, 3/31/2045	320,000	350,064
5.75%, 10/1/2021	100,000	107,958

		20,897,398

INTERNET — 0.4%
Alibaba Group Holding, Ltd.:

Security Description	Principal Amount	Value
2.50%, 11/28/2019	$350,000	$347,592
2.80%, 6/6/2023	250,000	242,048
3.13%, 11/28/2021	100,000	99,769
3.40%, 12/6/2027	216,000	204,915
3.60%, 11/28/2024 (b)	217,000	215,136
4.00%, 12/6/2037	250,000	238,170
4.20%, 12/6/2047	260,000	247,257
4.40%, 12/6/2057	900,000	855,243
Alphabet, Inc.:
2.00%, 8/15/2026	312,000	284,032
3.38%, 2/25/2024	235,000	238,847
3.63%, 5/19/2021	130,000	134,046
Amazon.com, Inc.:
1.90%, 8/21/2020 (c)	175,000	171,428
2.40%, 2/22/2023 (c)	128,000	123,492
3.15%, 8/22/2027 (c)	525,000	506,641
3.30%, 12/5/2021	357,000	361,698
3.80%, 12/5/2024	410,000	420,951
3.88%, 8/22/2037 (c)	158,000	157,240
4.05%, 8/22/2047 (c)	316,000	315,017
4.25%, 8/22/2057 (c)	89,000	89,141
4.80%, 12/5/2034	395,000	437,771
4.95%, 12/5/2044	191,000	216,458
5.20%, 12/3/2025	50,000	55,750
Baidu, Inc.:
3.50%, 11/28/2022	200,000	198,716
3.88%, 9/29/2023	250,000	250,253
4.38%, 3/29/2028	200,000	200,960
Booking Holdings, Inc.:
2.75%, 3/15/2023	100,000	96,550
3.55%, 3/15/2028	100,000	96,770
3.60%, 6/1/2026	100,000	98,248
eBay, Inc.:
2.15%, 6/5/2020	65,000	63,790
2.20%, 8/1/2019	201,000	199,490
2.75%, 1/30/2023	100,000	96,604
3.45%, 8/1/2024	208,000	205,496
3.60%, 6/5/2027	150,000	144,960
3.80%, 3/9/2022	60,000	61,087
4.00%, 7/15/2042	200,000	178,482
Expedia Group, Inc.:
4.50%, 8/15/2024	212,000	214,285
3.80%, 2/15/2028	100,000	92,932
JD.com, Inc. 3.88%, 4/29/2026 (b)	268,000	256,548

		8,417,813

INVESTMENT COMPANY SECURITY — 0.0% (a)
Ares Capital Corp.:
3.50%, 2/10/2023	100,000	97,257
3.63%, 1/19/2022	100,000	98,632
3.88%, 1/15/2020	44,000	44,361
4.25%, 3/1/2025	600,000	584,512
FS Investment Corp. 4.25%, 1/15/2020	61,000	61,410

		886,172

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
IRON/STEEL — 0.1%
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (b)	$175,000	$179,214
6.25%, 8/10/2026	50,000	55,971
6.88%, 11/21/2036	305,000	358,650
6.88%, 11/10/2039 (b)	335,000	396,519
8.25%, 1/17/2034	95,000	122,641

		1,112,995

IT SERVICES — 0.7%
Apple, Inc.:
1.50%, 9/12/2019	120,000	118,386
1.80%, 5/11/2020	100,000	98,350
1.90%, 2/7/2020	118,000	116,596
2.00%, 5/6/2020	280,000	276,542
2.00%, 11/13/2020	300,000	294,735
2.10%, 5/6/2019	444,000	442,641
2.10%, 9/12/2022	183,000	176,229
2.25%, 2/23/2021	899,000	885,470
2.30%, 5/11/2022	237,000	230,971
2.40%, 1/13/2023	299,000	290,299
2.40%, 5/3/2023	383,000	370,480
2.45%, 8/4/2026	214,000	197,959
2.50%, 2/9/2022	315,000	310,404
2.50%, 2/9/2025	335,000	317,423
2.70%, 5/13/2022	201,000	198,970
2.75%, 1/13/2025	282,000	272,226
2.85%, 5/6/2021	250,000	250,108
2.85%, 2/23/2023	190,000	188,379
2.85%, 5/11/2024	92,000	89,691
2.90%, 9/12/2027	161,000	153,185
3.00%, 2/9/2024	95,000	93,817
3.00%, 6/20/2027	65,000	62,579
3.00%, 11/13/2027	225,000	215,597
3.20%, 5/13/2025	155,000	153,142
3.20%, 5/11/2027	72,000	70,305
3.25%, 2/23/2026	155,000	152,917
3.35%, 2/9/2027	316,000	312,211
3.45%, 5/6/2024	358,000	361,018
3.75%, 9/12/2047	103,000	99,490
3.75%, 11/13/2047	193,000	186,251
3.85%, 5/4/2043	290,000	285,824
3.85%, 8/4/2046	215,000	210,244
4.25%, 2/9/2047	126,000	131,511
4.38%, 5/13/2045	105,000	111,090
4.50%, 2/23/2036	275,000	301,612
4.65%, 2/23/2046	364,000	400,782
Dell International LLC/EMC Corp.:
3.48%, 6/1/2019 (c)	440,000	442,112
4.42%, 6/15/2021 (c)	720,000	738,591
5.45%, 6/15/2023 (c)	187,000	198,190
6.02%, 6/15/2026 (c)	370,000	398,253
8.10%, 7/15/2036 (c)	492,000	599,851
8.35%, 7/15/2046 (c)	218,000	276,954
Hewlett Packard Enterprise Co.:
3.60%, 10/15/2020	451,000	454,577
4.40%, 10/15/2022	110,000	113,918

Security Description	Principal Amount	Value
4.90%, 10/15/2025	$190,000	$197,138
6.20%, 10/15/2035	115,000	123,470
6.35%, 10/15/2045	250,000	266,972
HP, Inc. 4.05%, 9/15/2022	264,000	271,160
IBM Credit LLC:
1.80%, 1/20/2021	100,000	97,243
2.20%, 9/8/2022	100,000	96,113
2.65%, 2/5/2021	100,000	99,469
3.00%, 2/6/2023	100,000	98,964
International Business Machines Corp.:
1.80%, 5/17/2019	543,000	538,846
1.90%, 1/27/2020	106,000	104,514
2.25%, 2/19/2021	114,000	112,105
2.50%, 1/27/2022	100,000	98,099
3.45%, 2/19/2026	755,000	753,837
3.63%, 2/12/2024	125,000	127,260
4.00%, 6/20/2042	250,000	254,002
4.70%, 2/19/2046	153,000	172,527
5.88%, 11/29/2032	70,000	87,399
6.22%, 8/1/2027	208,000	252,314
7.00%, 10/30/2025	100,000	122,998
NetApp, Inc. 3.38%, 6/15/2021	60,000	59,956
Seagate HDD Cayman:
4.25%, 3/1/2022 (c)	192,000	189,612
4.75%, 1/1/2025 (b)	150,000	146,130
4.88%, 3/1/2024 (c)	220,000	218,203
5.75%, 12/1/2034 (b)	90,000	85,534

		16,223,745

LEISURE TIME — 0.0% (a)
Carnival Corp. 3.95%, 10/15/2020	67,000	68,630
Harley-Davidson, Inc.:
3.50%, 7/28/2025	50,000	49,617
4.63%, 7/28/2045	50,000	50,973
Royal Caribbean Cruises, Ltd. 3.70%, 3/15/2028	500,000	479,320

		648,540

LODGING — 0.0% (a)
Hyatt Hotels Corp. 4.85%, 3/15/2026	25,000	26,269
Marriott International, Inc.:
3.38%, 10/15/2020	125,000	125,983
3.75%, 10/1/2025	150,000	149,641
Series R, 3.13%, 6/15/2026	200,000	189,942
Wyndham Worldwide Corp.:
4.15%, 4/1/2024	90,000	89,800
4.50%, 4/1/2027	105,000	104,257

		685,892

MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc.:
2.80%, 4/3/2020 (e)	45,000	45,040

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 4/3/2023 (e)	$100,000	$100,443
3.80%, 4/3/2028 (e)	100,000	101,042
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	264,000	252,600
Series MTN, 1.35%, 5/18/2019	150,000	147,954
Series MTN, 2.00%, 11/29/2019	500,000	493,540
Series MTN, 2.00%, 3/5/2020	180,000	177,282
Series MTN, 2.10%, 6/9/2019	205,000	203,727
Series MTN, 2.10%, 1/10/2020	33,000	32,623
Series MTN, 2.40%, 6/6/2022	125,000	121,535
Series MTN, 2.90%, 3/15/2021	100,000	99,774
Series MTN, 3.25%, 12/1/2024	100,000	98,921
Series MTN, 3.30%, 6/9/2024	125,000	124,457
Caterpillar, Inc.:
2.60%, 6/26/2022	140,000	136,989
3.80%, 8/15/2042	250,000	250,185
6.05%, 8/15/2036	165,000	213,218

		2,599,330

MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
3.38%, 7/15/2019	52,000	51,870
3.88%, 10/15/2021	20,000	19,988
4.38%, 11/6/2020	48,000	48,810
4.38%, 4/5/2022	48,000	48,840
4.88%, 4/1/2021	37,000	38,084
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	183,000	177,290
Cummins, Inc. 4.88%, 10/1/2043	100,000	113,511
Deere & Co.:
2.60%, 6/8/2022	185,000	180,936
3.90%, 6/9/2042	100,000	102,277
5.38%, 10/16/2029	75,000	87,913
Flowserve Corp. 4.00%, 11/15/2023	43,000	43,091
John Deere Capital Corp.:
Series DMTN, 2.35%, 1/8/2021	600,000	590,634
Series MTN, 2.05%, 3/10/2020	114,000	112,515
Series MTN, 2.15%, 9/8/2022	50,000	47,917
Series MTN, 2.38%, 7/14/2020	150,000	148,315
Series MTN, 2.65%, 6/24/2024	150,000	144,112
Series MTN, 2.70%, 1/6/2023 (b)	208,000	203,451
Series MTN, 2.80%, 3/4/2021	175,000	174,400
Series MTN, 2.80%, 3/6/2023	259,000	254,128

Security Description	Principal Amount	Value
Series MTN, 2.80%, 9/8/2027	$58,000	$54,656
Series MTN, 3.05%, 1/6/2028 (b)	608,000	582,543
nVent Finance Sarl:
3.95%, 4/15/2023 (c)	50,000	50,133
4.55%, 4/15/2028 (c)	50,000	50,395
Rockwell Automation, Inc. 2.88%, 3/1/2025	100,000	96,438
Roper Technologies, Inc.:
2.80%, 12/15/2021	150,000	147,718
3.00%, 12/15/2020	50,000	49,821
3.80%, 12/15/2026	175,000	174,606
3.85%, 12/15/2025	25,000	25,260
Wabtec Corp. 3.45%, 11/15/2026	50,000	47,876
Xylem, Inc.:
3.25%, 11/1/2026	85,000	82,042
4.38%, 11/1/2046	25,000	25,430

		3,975,000

MEDIA — 0.9%
21st Century Fox America, Inc.:
3.38%, 11/15/2026 (b)	30,000	29,617
3.70%, 9/15/2024	108,000	109,231
3.70%, 10/15/2025	155,000	156,437
4.50%, 2/15/2021	305,000	317,889
4.75%, 9/15/2044	112,000	120,884
4.75%, 11/15/2046	25,000	27,161
4.95%, 10/15/2045	46,000	50,953
6.15%, 3/1/2037	215,000	267,314
6.15%, 2/15/2041	112,000	141,008
6.40%, 12/15/2035	670,000	850,706
6.65%, 11/15/2037	120,000	157,252
CBS Corp.:
2.30%, 8/15/2019	129,000	127,967
2.90%, 6/1/2023 (c)	100,000	96,643
3.38%, 2/15/2028 (b)	150,000	139,363
4.85%, 7/1/2042	120,000	120,510
4.90%, 8/15/2044	454,000	459,162
7.88%, 7/30/2030	254,000	328,234
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	179,000	179,000
4.20%, 3/15/2028	100,000	95,606
4.46%, 7/23/2022	261,000	266,311
4.91%, 7/23/2025	377,000	384,514
5.38%, 5/1/2047	150,000	146,079
6.38%, 10/23/2035	148,000	164,801
6.48%, 10/23/2045	792,000	874,867
6.83%, 10/23/2055	50,000	57,794
Comcast Corp.:
1.63%, 1/15/2022	50,000	47,342
2.35%, 1/15/2027	493,000	442,684
2.75%, 3/1/2023	506,000	492,171
3.00%, 2/1/2024	100,000	97,380
3.13%, 7/15/2022	190,000	189,521

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.15%, 3/1/2026	$492,000	$473,944
3.15%, 2/15/2028	200,000	190,358
3.20%, 7/15/2036	213,000	188,213
3.30%, 2/1/2027	300,000	290,628
3.38%, 8/15/2025	58,000	56,834
3.55%, 5/1/2028	200,000	197,138
3.90%, 3/1/2038	150,000	145,440
3.97%, 11/1/2047	313,000	296,398
4.00%, 8/15/2047 (b)	200,000	189,260
4.00%, 3/1/2048	200,000	189,998
4.00%, 11/1/2049	506,000	475,433
4.05%, 11/1/2052	56,000	52,689
4.20%, 8/15/2034	364,000	367,294
4.25%, 1/15/2033	254,000	262,954
4.40%, 8/15/2035	125,000	128,959
4.50%, 1/15/2043	365,000	373,567
4.60%, 8/15/2045	175,000	181,291
4.65%, 7/15/2042	221,000	231,500
6.40%, 5/15/2038	7,000	8,998
Discovery Communications LLC:
2.20%, 9/20/2019	115,000	113,751
2.95%, 3/20/2023	76,000	73,169
3.80%, 3/13/2024	466,000	461,862
3.95%, 3/20/2028 (b)	75,000	71,914
4.38%, 6/15/2021	128,000	131,809
4.90%, 3/11/2026 (b)	120,000	124,454
5.00%, 9/20/2037	220,000	219,364
5.20%, 9/20/2047 (b)	60,000	59,803
6.35%, 6/1/2040	275,000	309,452
NBCUniversal Media LLC:
2.88%, 1/15/2023	150,000	147,135
4.38%, 4/1/2021	151,000	156,839
5.15%, 4/30/2020	155,000	161,744
5.95%, 4/1/2041	250,000	305,675
6.40%, 4/30/2040	100,000	127,963
RELX Capital, Inc. 3.50%, 3/16/2023	115,000	115,288
Scripps Networks Interactive, Inc.:
3.50%, 6/15/2022	100,000	99,037
3.90%, 11/15/2024	68,000	67,546
Thomson Reuters Corp.:
3.35%, 5/15/2026	215,000	206,004
4.70%, 10/15/2019	100,000	102,690
5.85%, 4/15/2040	160,000	186,435
Time Warner Cable LLC:
4.00%, 9/1/2021	141,000	141,842
4.50%, 9/15/2042	424,000	371,721
5.50%, 9/1/2041	605,000	600,602
5.88%, 11/15/2040	297,000	309,456
6.75%, 6/15/2039	476,000	542,864
7.30%, 7/1/2038	150,000	179,905
Time Warner, Inc.:
2.95%, 7/15/2026	102,000	93,512
3.55%, 6/1/2024	546,000	538,176
3.80%, 2/15/2027	376,000	364,235

Security Description	Principal Amount	Value
3.88%, 1/15/2026	$100,000	$98,057
4.00%, 1/15/2022	188,000	192,664
4.70%, 1/15/2021	100,000	103,937
4.85%, 7/15/2045	400,000	408,964
4.88%, 3/15/2020	387,000	400,077
4.90%, 6/15/2042	100,000	100,000
7.70%, 5/1/2032	60,000	79,686
Viacom, Inc.:
3.45%, 10/4/2026 (b)	200,000	189,270
3.88%, 12/15/2021	359,000	364,191
4.25%, 9/1/2023	97,000	98,460
4.38%, 3/15/2043	195,000	174,751
5.63%, 9/15/2019	200,000	207,524
Walt Disney Co.:
2.75%, 8/16/2021	100,000	99,446
3.00%, 2/13/2026	139,000	135,663
4.38%, 8/16/2041	200,000	214,556
Series GMTN, 1.85%, 5/30/2019	260,000	258,188
Series GMTN, 2.15%, 9/17/2020	145,000	142,826
Series GMTN, 4.13%, 6/1/2044 (b)	200,000	209,854
Series MTN, 0.88%, 7/12/2019	50,000	48,952
Series MTN, 1.85%, 7/30/2026	230,000	204,608
Series MTN, 2.35%, 12/1/2022	137,000	132,563
Series MTN, 2.95%, 6/15/2027 (b)	100,000	96,243
Series MTN, 3.00%, 7/30/2046	120,000	102,505
Series MTN, 3.75%, 6/1/2021	284,000	291,228

		21,977,757

METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp. 2.50%, 1/15/2023	100,000	97,420
Timken Co. 3.88%, 9/1/2024	70,000	68,860

		166,280

MINING — 0.2%
Barrick Gold Corp. 5.25%, 4/1/2042	125,000	137,674
Barrick North America Finance LLC:
4.40%, 5/30/2021	91,000	94,496
5.70%, 5/30/2041	431,000	493,206
5.75%, 5/1/2043	170,000	198,660
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	79,000	78,786
5.00%, 9/30/2043	279,000	322,516
Goldcorp, Inc. 5.45%, 6/9/2044	200,000	223,896
Kinross Gold Corp.:
5.13%, 9/1/2021	100,000	103,760

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 3/15/2024	$500,000	$536,900
Newmont Mining Corp.:
3.50%, 3/15/2022	130,000	130,105
4.88%, 3/15/2042	135,000	141,939
5.88%, 4/1/2035	175,000	204,262
6.25%, 10/1/2039	171,000	208,112
Rio Tinto Finance USA PLC 4.13%, 8/21/2042 (b)	128,000	130,437
Rio Tinto Finance USA, Ltd.:
3.75%, 9/20/2021	550,000	567,100
3.75%, 6/15/2025 (b)	530,000	538,713
7.13%, 7/15/2028	150,000	192,645
Southern Copper Corp.:
3.88%, 4/23/2025	300,000	301,995
5.25%, 11/8/2042	295,000	309,564
5.38%, 4/16/2020	300,000	312,903
Yamana Gold, Inc. 4.63%, 12/15/2027 (c)	158,000	155,082

		5,382,751

MISCELLANEOUS MANUFACTURER — 0.3%
3M Co.:
2.88%, 10/15/2027	108,000	104,095
Series MTN, 2.00%, 8/7/2020	50,000	49,400
Series MTN, 2.00%, 6/26/2022	93,000	89,605
Series MTN, 3.00%, 8/7/2025	150,000	148,677
Series MTN, 3.88%, 6/15/2044	50,000	50,942
Carlisle Cos., Inc.:
3.50%, 12/1/2024	368,000	360,739
3.75%, 11/15/2022	100,000	100,953
Crane Co.:
4.20%, 3/15/2048	100,000	99,500
4.45%, 12/15/2023	50,000	51,549
Dover Corp. 4.30%, 3/1/2021	100,000	103,516
Eaton Corp.:
3.10%, 9/15/2027	358,000	336,946
3.92%, 9/15/2047	50,000	47,673
4.00%, 11/2/2032	140,000	140,533
4.15%, 11/2/2042	115,000	113,788
General Electric Co.:
2.70%, 10/9/2022	517,000	499,215
4.13%, 10/9/2042	302,000	280,340
4.50%, 3/11/2044 (b)	225,000	220,869
5.30%, 2/11/2021	407,000	426,878
Series A, 6.75%, 3/15/2032	505,000	627,286
Series GMTN, 2.20%, 1/9/2020	249,000	245,477
Series GMTN, 3.10%, 1/9/2023 (b)	130,000	127,453
Series GMTN, 4.63%, 1/7/2021	219,000	227,265
Series GMTN, 6.15%, 8/7/2037	253,000	300,453

Security Description	Principal Amount	Value
Series GMTN, 6.88%, 1/10/2039	$95,000	$122,974
Series MTN, 4.65%, 10/17/2021 (b)	522,000	545,224
Series MTN, 5.88%, 1/14/2038	126,000	146,727
Hexcel Corp.:
3.95%, 2/15/2027	100,000	99,263
4.70%, 8/15/2025	25,000	26,119
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	125,000	116,924
3.90%, 9/1/2042	120,000	122,639
4.88%, 9/15/2041	100,000	115,644
Ingersoll-Rand Global Holding Co., Ltd.:
2.90%, 2/21/2021	100,000	99,624
3.75%, 8/21/2028	150,000	148,882
4.30%, 2/21/2048	100,000	100,565
Parker-Hannifin Corp.:
3.25%, 3/1/2027	198,000	193,638
4.10%, 3/1/2047	40,000	40,848
Series MTN, 4.20%, 11/21/2034	71,000	74,336
Textron, Inc.:
3.65%, 3/15/2027	150,000	146,571
3.88%, 3/1/2025	55,000	55,161
4.00%, 3/15/2026	50,000	50,402

		6,958,693

OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
Pitney Bowes, Inc.:
3.63%, 9/15/2020	29,000	28,747
3.63%, 10/1/2021	120,000	114,420
4.13%, 5/15/2022	100,000	94,830
4.70%, 4/1/2023 (b)	250,000	235,325
Xerox Corp. 3.63%, 3/15/2023	410,000	400,328

		873,650

OIL & GAS — 1.9%
Anadarko Finance Co. Series B, 7.50%, 5/1/2031	100,000	127,608
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	50,000	51,953
5.55%, 3/15/2026	390,000	425,158
6.45%, 9/15/2036	155,000	185,718
6.60%, 3/15/2046	380,000	477,079
Andeavor:
3.80%, 4/1/2028 (b)	190,000	182,807
4.50%, 4/1/2048	1,175,000	1,099,471
4.75%, 12/15/2023	80,000	83,277
5.13%, 12/15/2026	50,000	52,834
Apache Corp.:
3.25%, 4/15/2022	361,000	356,968
4.25%, 1/15/2044	200,000	184,104
4.75%, 4/15/2043	211,000	208,105
5.10%, 9/1/2040	120,000	123,374

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 1/15/2037	$180,000	$204,574
BP Capital Markets PLC:
1.68%, 5/3/2019	153,000	151,487
2.11%, 9/16/2021	500,000	484,310
2.24%, 5/10/2019	360,000	358,448
2.32%, 2/13/2020	253,000	250,518
2.75%, 5/10/2023	250,000	243,005
3.12%, 5/4/2026	201,000	194,031
3.22%, 11/28/2023	130,000	128,994
3.25%, 5/6/2022	142,000	142,266
3.28%, 9/19/2027	701,000	681,078
3.51%, 3/17/2025	150,000	150,116
3.54%, 11/4/2024	251,000	251,600
3.56%, 11/1/2021	120,000	121,870
3.72%, 11/28/2028	77,000	77,493
4.74%, 3/11/2021	200,000	209,554
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	50,000	48,586
3.45%, 11/15/2021	170,000	171,046
3.85%, 6/1/2027	180,000	176,542
6.25%, 3/15/2038	115,000	138,703
6.50%, 2/15/2037	250,000	308,008
Series GMTN, 4.95%, 6/1/2047	65,000	67,994
Cenovus Energy, Inc.:
3.00%, 8/15/2022	55,000	52,938
4.25%, 4/15/2027 (b)	130,000	126,572
4.45%, 9/15/2042	125,000	111,016
5.25%, 6/15/2037	138,000	138,802
5.40%, 6/15/2047 (b)	200,000	201,302
5.70%, 10/15/2019	103,000	106,541
Chevron Corp.:
1.56%, 5/16/2019	181,000	179,203
1.96%, 3/3/2020	238,000	234,894
2.10%, 5/16/2021	204,000	199,412
2.41%, 3/3/2022	50,000	49,011
2.42%, 11/17/2020	100,000	99,159
2.43%, 6/24/2020	211,000	209,835
2.57%, 5/16/2023	254,000	246,929
2.90%, 3/3/2024	200,000	195,702
2.95%, 5/16/2026	280,000	269,483
3.19%, 6/24/2023	242,000	242,503
3.33%, 11/17/2025	150,000	149,444
Cimarex EnergyCo. 3.90%, 5/15/2027	88,000	86,883
CNOOC Finance 2013, Ltd. 3.00%, 5/9/2023	360,000	346,691
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045	150,000	145,278
CNOOC Nexen Finance 2014 ULC 4.25%, 4/30/2024	200,000	203,104
Concho Resources, Inc.:
3.75%, 10/1/2027	118,000	115,382
4.38%, 1/15/2025	130,000	130,910
ConocoPhillips Co.:

Security Description	Principal Amount	Value
3.35%, 11/15/2024	$200,000	$198,554
3.35%, 5/15/2025	159,000	157,206
4.15%, 11/15/2034	190,000	193,690
4.95%, 3/15/2026 (b)	375,000	408,746
5.90%, 10/15/2032	100,000	119,641
6.50%, 2/1/2039	465,000	610,875
ConocoPhillips Holding Co. 6.95%, 4/15/2029	195,000	248,916
Devon Energy Corp.:
3.25%, 5/15/2022 (b)	459,000	453,754
4.75%, 5/15/2042	500,000	512,275
Ecopetrol SA:
4.13%, 1/16/2025	370,000	360,361
5.38%, 6/26/2026	350,000	364,983
5.88%, 9/18/2023	500,000	535,525
5.88%, 5/28/2045 (b)	200,000	197,680
7.38%, 9/18/2043	150,000	175,889
7.63%, 7/23/2019	665,000	703,291
Encana Corp.:
3.90%, 11/15/2021	400,000	405,250
6.50%, 8/15/2034	125,000	150,061
7.38%, 11/1/2031	200,000	250,326
EOG Resources, Inc.:
3.90%, 4/1/2035	300,000	295,461
4.10%, 2/1/2021	100,000	102,584
4.15%, 1/15/2026	50,000	51,574
5.63%, 6/1/2019	226,000	232,877
EQT Corp.:
3.00%, 10/1/2022	181,000	175,811
8.13%, 6/1/2019	100,000	105,588
Exxon Mobil Corp.:
1.91%, 3/6/2020	151,000	149,088
2.22%, 3/1/2021	578,000	569,278
2.71%, 3/6/2025	231,000	223,395
2.73%, 3/1/2023	88,000	86,857
3.04%, 3/1/2026	160,000	157,176
3.18%, 3/15/2024	250,000	251,998
3.57%, 3/6/2045	230,000	221,219
4.11%, 3/1/2046	150,000	157,435
Hess Corp.:
4.30%, 4/1/2027 (b)	100,000	97,861
5.60%, 2/15/2041	260,000	265,439
5.80%, 4/1/2047	207,000	216,555
7.88%, 10/1/2029	100,000	122,681
HollyFrontier Corp. 5.88%, 4/1/2026	100,000	107,634
Husky Energy, Inc. 3.95%, 4/15/2022	251,000	255,967
Marathon Oil Corp.:
2.70%, 6/1/2020	100,000	98,693
2.80%, 11/1/2022	117,000	112,637
4.40%, 7/15/2027	100,000	101,620
6.80%, 3/15/2032 (b)	250,000	299,462
Marathon Petroleum Corp.:
5.13%, 3/1/2021	130,000	137,211
6.50%, 3/1/2041	434,000	531,042
Nexen Energy ULC:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 3/10/2035	$200,000	$234,232
6.40%, 5/15/2037	461,000	572,391
7.50%, 7/30/2039	125,000	175,707
Noble Energy, Inc.:
3.90%, 11/15/2024	415,000	417,859
4.95%, 8/15/2047	50,000	52,077
5.25%, 11/15/2043	250,000	267,730
Occidental Petroleum Corp.:
3.00%, 2/15/2027	50,000	47,931
3.13%, 2/15/2022	183,000	183,148
3.40%, 4/15/2026	142,000	140,499
4.10%, 2/15/2047 (b)	230,000	230,214
4.20%, 3/15/2048	300,000	302,637
Series 1, 4.10%, 2/1/2021	250,000	257,512
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028 (c)	858,000	828,759
Petro-Canada:
5.95%, 5/15/2035	105,000	127,010
6.80%, 5/15/2038	220,000	293,066
Petroleos Mexicanos:
2.38%, 4/15/2025	71,250	68,218
3.50%, 7/23/2020 (b)	425,000	424,987
3.50%, 1/30/2023	395,000	378,671
4.25%, 1/15/2025	200,000	193,368
4.50%, 1/23/2026 (b)	275,000	266,021
4.63%, 9/21/2023	150,000	150,251
4.88%, 1/24/2022	570,000	583,885
4.88%, 1/18/2024 (b)	200,000	202,284
5.35%, 2/12/2028 (c)	115,000	113,247
5.50%, 1/21/2021	200,000	208,146
5.50%, 6/27/2044	40,000	35,599
5.63%, 1/23/2046	280,000	249,631
6.00%, 3/5/2020	375,000	391,920
6.35%, 2/12/2048 (c)	260,000	251,209
6.38%, 2/4/2021	220,000	234,214
6.38%, 1/23/2045	100,000	97,151
6.50%, 3/13/2027	290,000	309,720
6.50%, 6/2/2041	150,000	149,186
6.63%, 6/15/2035	228,000	235,964
6.75%, 9/21/2047	329,000	333,234
6.88%, 8/4/2026	700,000	769,118
8.00%, 5/3/2019	637,000	669,493
Phillips 66:
3.90%, 3/15/2028	200,000	199,224
4.30%, 4/1/2022	192,000	199,465
4.88%, 11/15/2044	175,000	186,359
5.88%, 5/1/2042	350,000	420,381
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	156,000	157,078
4.45%, 1/15/2026	50,000	51,996
Shell International Finance B.V.:
1.38%, 5/10/2019	262,000	258,683
1.38%, 9/12/2019	165,000	162,061
1.75%, 9/12/2021	231,000	221,684
1.88%, 5/10/2021	223,000	215,737
2.13%, 5/11/2020	160,000	157,429
2.25%, 11/10/2020	126,000	124,223

Security Description	Principal Amount	Value
2.50%, 9/12/2026	$274,000	$255,801
2.88%, 5/10/2026 (b)	233,000	224,123
3.25%, 5/11/2025	528,000	524,610
3.40%, 8/12/2023	151,000	152,682
3.63%, 8/21/2042	220,000	208,457
3.75%, 9/12/2046	133,000	128,554
4.00%, 5/10/2046	184,000	184,259
4.13%, 5/11/2035	155,000	160,566
4.38%, 5/11/2045	400,000	423,820
4.55%, 8/12/2043	140,000	151,784
6.38%, 12/15/2038	335,000	446,119
Statoil ASA:
2.25%, 11/8/2019	80,000	79,406
2.45%, 1/17/2023	441,000	427,325
2.75%, 11/10/2021	200,000	198,254
2.90%, 11/8/2020	711,000	711,057
3.15%, 1/23/2022	313,000	313,861
3.25%, 11/10/2024	204,000	202,123
3.70%, 3/1/2024	206,000	210,075
5.10%, 8/17/2040	162,000	190,724
7.75%, 6/15/2023	50,000	60,480
Suncor Energy, Inc.:
3.60%, 12/1/2024	233,000	232,431
4.00%, 11/15/2047	405,000	396,515
Total Capital International SA:
2.10%, 6/19/2019	200,000	198,766
2.75%, 6/19/2021	100,000	99,268
2.88%, 2/17/2022	44,000	43,749
3.70%, 1/15/2024	110,000	112,132
3.75%, 4/10/2024	115,000	117,415
Total Capital SA 4.45%, 6/24/2020	522,000	539,247
Valero Energy Corp.:
4.90%, 3/15/2045	100,000	106,363
6.13%, 2/1/2020	631,000	665,402
6.63%, 6/15/2037	150,000	189,723

		43,889,539

OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC:
3.20%, 8/15/2021	43,000	43,116
5.13%, 9/15/2040	101,000	112,395
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	450,000	440,379
3.34%, 12/15/2027	600,000	573,348
4.08%, 12/15/2047	600,000	566,802
Halliburton Co.:
3.50%, 8/1/2023	360,000	361,397
3.80%, 11/15/2025	195,000	195,493
4.85%, 11/15/2035	77,000	82,555
5.00%, 11/15/2045	230,000	250,863
7.45%, 9/15/2039	100,000	138,838
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	243,000	233,494
3.95%, 12/1/2042	125,000	110,124

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Schlumberger Investment SA 3.65%, 12/1/2023	$ 194,000	$197,181

		3,305,985

PACKAGING & CONTAINERS — 0.1%
Bemis Co., Inc. 4.50%, 10/15/2021	100,000	104,176
Packaging Corp. of America:
2.45%, 12/15/2020	35,000	34,433
3.40%, 12/15/2027	185,000	177,256
3.65%, 9/15/2024	100,000	99,918
Sonoco Products Co. 5.75%, 11/1/2040	100,000	114,934
WestRock Co.:
3.00%, 9/15/2024 (c)	100,000	95,594
3.38%, 9/15/2027 (c)	450,000	429,048
3.75%, 3/15/2025 (c)	100,000	99,922
WestRock RKT Co.:
3.50%, 3/1/2020	100,000	100,734
4.90%, 3/1/2022	200,000	210,538

		1,466,553

PHARMACEUTICALS — 1.1%
AbbVie, Inc.:
2.50%, 5/14/2020	999,000	986,672
2.90%, 11/6/2022	213,000	207,924
3.20%, 11/6/2022	104,000	102,764
3.60%, 5/14/2025	430,000	423,825
4.40%, 11/6/2042	375,000	370,567
4.50%, 5/14/2035	741,000	759,569
4.70%, 5/14/2045	349,000	359,676
Allergan Finance LLC 3.25%, 10/1/2022	323,000	316,469
Allergan Funding SCS:
2.45%, 6/15/2019	245,000	243,219
3.00%, 3/12/2020	280,000	278,586
3.80%, 3/15/2025	228,000	223,818
3.85%, 6/15/2024	120,000	118,603
4.55%, 3/15/2035	475,000	466,426
4.75%, 3/15/2045 (b)	244,000	238,861
4.85%, 6/15/2044	225,000	223,522
Allergan, Inc. 2.80%, 3/15/2023	220,000	209,706
AmerisourceBergen Corp.:
3.40%, 5/15/2024	100,000	98,356
3.45%, 12/15/2027	258,000	245,332
4.30%, 12/15/2047	791,000	748,080
AstraZeneca PLC:
1.95%, 9/18/2019	130,000	128,488
2.38%, 11/16/2020	121,000	119,139
2.38%, 6/12/2022	201,000	194,373
3.13%, 6/12/2027	212,000	203,215
3.38%, 11/16/2025	395,000	389,063
4.00%, 9/18/2042	121,000	117,395
4.38%, 11/16/2045 (b)	165,000	168,597
6.45%, 9/15/2037	100,000	129,627

Security Description	Principal Amount	Value
Bristol-Myers Squibb Co.:
3.25%, 11/1/2023	$50,000	$50,305
3.25%, 2/27/2027	116,000	114,740
3.25%, 8/1/2042	105,000	94,721
4.50%, 3/1/2044 (b)	144,000	157,298
Cardinal Health, Inc.:
2.40%, 11/15/2019	400,000	396,388
2.62%, 6/15/2022	95,000	91,804
3.08%, 6/15/2024	180,000	171,812
4.50%, 11/15/2044	115,000	109,965
4.90%, 9/15/2045	200,000	205,040
CVS Health Corp.:
3.35%, 3/9/2021	155,000	155,952
3.70%, 3/9/2023	280,000	281,812
4.10%, 3/25/2025	300,000	302,859
4.30%, 3/25/2028	325,000	327,249
4.78%, 3/25/2038	155,000	157,542
5.05%, 3/25/2048	305,000	321,287
Eli Lilly & Co.:
2.35%, 5/15/2022	96,000	93,644
2.75%, 6/1/2025	110,000	106,120
3.10%, 5/15/2027	280,000	273,395
3.95%, 5/15/2047	51,000	52,073
5.50%, 3/15/2027	100,000	115,886
Express Scripts Holding Co.:
2.25%, 6/15/2019	230,000	228,447
3.00%, 7/15/2023	100,000	95,771
3.05%, 11/30/2022	150,000	146,456
3.40%, 3/1/2027	52,000	48,981
3.90%, 2/15/2022	295,000	298,679
4.50%, 2/25/2026 (b)	199,000	203,151
4.80%, 7/15/2046 (b)	90,000	91,766
GlaxoSmithKline Capital PLC 2.85%, 5/8/2022	160,000	158,346
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	55,000	57,058
6.38%, 5/15/2038	475,000	624,677
Johnson & Johnson:
1.65%, 3/1/2021	100,000	97,265
1.88%, 12/5/2019	100,000	99,188
1.95%, 11/10/2020	221,000	217,342
2.25%, 3/3/2022	134,000	131,205
2.45%, 3/1/2026	150,000	141,686
2.63%, 1/15/2025	150,000	145,019
2.90%, 1/15/2028	50,000	48,067
2.95%, 3/3/2027	211,000	205,225
3.40%, 1/15/2038	383,000	370,510
3.50%, 1/15/2048	430,000	411,635
3.55%, 5/15/2021	250,000	256,500
3.63%, 3/3/2037	153,000	152,526
3.70%, 3/1/2046	141,000	140,495
3.75%, 3/3/2047	100,000	100,037
4.85%, 5/15/2041	100,000	115,700
McKesson Corp.:
2.85%, 3/15/2023	100,000	96,416
3.95%, 2/16/2028	220,000	217,749
Mead Johnson Nutrition Co.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 11/15/2020	$78,000	$77,963
4.13%, 11/15/2025	130,000	133,702
Medco Health Solutions, Inc. 4.13%, 9/15/2020	100,000	102,083
Merck & Co., Inc.:
1.85%, 2/10/2020	100,000	98,715
2.35%, 2/10/2022	130,000	127,384
2.75%, 2/10/2025	188,000	181,349
2.80%, 5/18/2023	500,000	493,785
3.60%, 9/15/2042	50,000	48,360
3.88%, 1/15/2021	260,000	267,413
4.15%, 5/18/2043	100,000	104,770
Merck Sharp & Dohme Corp. 5.00%, 6/30/2019	500,000	514,715
Mylan NV:
2.50%, 6/7/2019	260,000	258,120
3.15%, 6/15/2021	231,000	227,845
3.75%, 12/15/2020	50,000	50,338
3.95%, 6/15/2026	100,000	96,979
5.25%, 6/15/2046	92,000	94,070
Mylan, Inc.:
4.20%, 11/29/2023	106,000	107,400
4.55%, 4/15/2028 (c) (e)	100,000	100,309
5.20%, 4/15/2048 (c) (e)	100,000	101,082
Novartis Capital Corp.:
1.80%, 2/14/2020	111,000	109,260
2.40%, 5/17/2022	180,000	175,851
3.00%, 11/20/2025	116,000	113,192
3.40%, 5/6/2024	700,000	705,705
4.00%, 11/20/2045	100,000	103,514
4.40%, 5/6/2044	435,000	477,191
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	325,000	327,181
Pfizer, Inc.:
1.45%, 6/3/2019	223,000	220,469
1.70%, 12/15/2019	88,000	86,752
1.95%, 6/3/2021	135,000	131,991
2.10%, 5/15/2019	140,000	139,448
2.75%, 6/3/2026	284,000	270,837
3.00%, 12/15/2026	107,000	103,590
3.40%, 5/15/2024	371,000	373,771
4.00%, 12/15/2036	165,000	171,125
4.13%, 12/15/2046	155,000	159,766
4.40%, 5/15/2044	246,000	263,166
7.20%, 3/15/2039	369,000	532,921
Pharmacia LLC 6.60%, 12/1/2028	180,000	226,546
Sanofi 4.00%, 3/29/2021	175,000	180,091
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	290,000	285,354
2.40%, 9/23/2021	455,000	439,376
2.88%, 9/23/2023	242,000	230,979
3.20%, 9/23/2026	500,000	466,720
Wyeth LLC 5.95%, 4/1/2037	365,000	466,149
Zoetis, Inc.:

Security Description	Principal Amount	Value
3.00%, 9/12/2027	$135,000	$126,692
3.25%, 2/1/2023	49,000	48,548
3.45%, 11/13/2020	25,000	25,193
3.95%, 9/12/2047	101,000	96,883
4.50%, 11/13/2025	125,000	131,753
4.70%, 2/1/2043	85,000	90,763

		27,018,820

PIPELINES — 1.0%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022	425,000	415,703
4.25%, 12/1/2027	135,000	131,520
5.20%, 12/1/2047	350,000	344,005
5.25%, 1/15/2025	203,000	206,390
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	70,000	67,752
4.45%, 7/15/2027	78,000	76,038
5.95%, 6/1/2026	85,000	91,134
Buckeye Partners L.P.:
3.95%, 12/1/2026	40,000	38,052
4.15%, 7/1/2023 (b)	75,000	75,359
4.88%, 2/1/2021	18,000	18,511
Columbia Pipeline Group, Inc.:
3.30%, 6/1/2020	56,000	56,035
4.50%, 6/1/2025	195,000	196,968
5.80%, 6/1/2045	50,000	58,474
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	100,000	97,895
4.40%, 3/15/2027	203,000	199,267
Enbridge Energy Partners L.P.:
4.38%, 10/15/2020	140,000	143,343
5.88%, 10/15/2025	315,000	348,308
Series B, 7.50%, 4/15/2038	115,000	145,765
Enbridge, Inc.:
2.90%, 7/15/2022	100,000	97,262
3.70%, 7/15/2027	440,000	422,972
4.25%, 12/1/2026	100,000	100,447
5.50%, 12/1/2046	106,000	119,408
Energy Transfer L.P.:
5.15%, 3/15/2045	305,000	281,015
5.30%, 4/15/2047	250,000	233,925
6.13%, 12/15/2045	372,000	384,079
6.50%, 2/1/2042	128,000	138,451
Energy Transfer Partners L.P.:
4.05%, 3/15/2025	303,000	297,967
4.15%, 10/1/2020	132,000	133,902
4.20%, 4/15/2027	100,000	96,626
4.75%, 1/15/2026	355,000	359,171
Energy Transfer Partners L.P./Regency Energy Finance Corp.
5.88%, 3/1/2022	209,000	223,388
EnLink Midstream Partners L.P.:
2.70%, 4/1/2019	205,000	203,682
4.85%, 7/15/2026 (b)	440,000	445,003
5.45%, 6/1/2047	150,000	147,612

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Enterprise Products Operating LLC:
2.80%, 2/15/2021	$250,000	$247,300
2.85%, 4/15/2021	30,000	29,667
3.35%, 3/15/2023	178,000	177,557
3.70%, 2/15/2026	100,000	99,151
3.75%, 2/15/2025	94,000	94,290
3.95%, 2/15/2027 (b)	20,000	20,135
4.05%, 2/15/2022	161,000	165,039
4.25%, 2/15/2048	45,000	43,822
4.90%, 5/15/2046	181,000	193,062
4.95%, 10/15/2054	364,000	383,681
5.20%, 9/1/2020	162,000	169,517
5.70%, 2/15/2042	50,000	58,165
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (d)	150,000	143,443
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (d)	208,000	204,102
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (d)	400,000	388,760
EQT Midstream Partners L.P. 4.13%, 12/1/2026	65,000	62,541
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021 (b)	146,000	145,984
3.95%, 9/1/2022	501,000	504,928
4.25%, 9/1/2024	250,000	251,138
5.50%, 3/1/2044	22,000	22,634
5.63%, 9/1/2041	50,000	52,018
5.80%, 3/15/2035	175,000	189,098
6.50%, 9/1/2039	175,000	199,544
Series MTN, 6.95%, 1/15/2038	507,000	613,191
Kinder Morgan, Inc.:
3.15%, 1/15/2023	358,000	347,844
4.30%, 6/1/2025	221,000	222,554
4.30%, 3/1/2028	150,000	149,064
5.20%, 3/1/2048	100,000	99,941
5.55%, 6/1/2045	610,000	637,688
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	100,000	96,535
4.25%, 2/1/2021	188,000	192,796
5.00%, 3/1/2026	50,000	53,849
MPLX L.P.:
3.38%, 3/15/2023	50,000	49,495
4.00%, 3/15/2028	140,000	137,959
4.13%, 3/1/2027	65,000	64,524
4.50%, 4/15/2038	60,000	59,226
4.70%, 4/15/2048	70,000	68,523
4.88%, 12/1/2024	730,000	766,099
4.90%, 4/15/2058	25,000	24,055
5.20%, 3/1/2047	230,000	240,458
5.50%, 2/15/2023	82,000	84,162
ONEOK Partners L.P.:

Security Description	Principal Amount	Value
3.80%, 3/15/2020	$50,000	$50,445
4.90%, 3/15/2025	100,000	104,173
6.13%, 2/1/2041	100,000	115,052
ONEOK, Inc.:
4.00%, 7/13/2027	138,000	136,267
4.25%, 2/1/2022	184,000	188,046
7.50%, 9/1/2023	100,000	117,140
Phillips 66 Partners L.P.:
3.55%, 10/1/2026	50,000	47,839
4.90%, 10/1/2046	50,000	50,158
3.75%, 3/1/2028	230,000	222,336
Plains All American Pipeline L.P./PAA Finance Corp.:
2.60%, 12/15/2019	150,000	147,999
2.85%, 1/31/2023	250,000	236,742
4.30%, 1/31/2043	175,000	147,245
4.50%, 12/15/2026	215,000	213,207
4.65%, 10/15/2025	490,000	493,097
5.75%, 1/15/2020	146,000	151,691
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	220,000	216,709
5.00%, 3/15/2027	175,000	181,724
5.63%, 2/1/2021	606,000	636,808
5.63%, 4/15/2023	197,000	210,350
5.63%, 3/1/2025	225,000	241,965
5.75%, 5/15/2024	249,000	266,949
5.88%, 6/30/2026	216,000	236,218
Spectra Energy Partners L.P. 3.38%, 10/15/2026	385,000	362,993
Sunoco Logistics Partners Operations L.P.:
3.90%, 7/15/2026	230,000	218,907
4.25%, 4/1/2024	63,000	62,621
4.40%, 4/1/2021	50,000	51,257
5.30%, 4/1/2044	200,000	187,904
5.35%, 5/15/2045	128,000	119,205
5.95%, 12/1/2025	200,000	217,090
TC PipeLines L.P.:
3.90%, 5/25/2027	40,000	38,536
4.38%, 3/13/2025	50,000	50,481
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	200,000	250,156
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	704,000	683,528
3.80%, 10/1/2020	11,000	11,206
4.63%, 3/1/2034	170,000	180,110
4.88%, 1/15/2026	111,000	120,194
6.10%, 6/1/2040	200,000	244,904
7.63%, 1/15/2039	160,000	223,747
Transcontinental Gas Pipe Line Co. LLC:
4.00%, 3/15/2028 (c)	150,000	147,025
4.60%, 3/15/2048 (c)	150,000	145,549
Valero Energy Partners L.P. 4.38%, 12/15/2026	158,000	157,183
Western Gas Partners L.P.:
4.50%, 3/1/2028	40,000	40,119

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.65%, 7/1/2026	$50,000	$50,811
5.30%, 3/1/2048	100,000	99,004
5.45%, 4/1/2044	150,000	150,985
Williams Partners L.P.:
3.35%, 8/15/2022	502,000	492,808
3.60%, 3/15/2022	117,000	116,608
3.75%, 6/15/2027	110,000	105,214
3.90%, 1/15/2025	69,000	68,080
4.00%, 11/15/2021	75,000	75,975
4.00%, 9/15/2025	160,000	157,326
4.30%, 3/4/2024	117,000	118,575
4.85%, 3/1/2048	115,000	113,809
4.90%, 1/15/2045	120,000	118,849
5.10%, 9/15/2045	279,000	283,732
5.25%, 3/15/2020	88,000	91,238
6.30%, 4/15/2040	42,000	48,334

		24,165,191

REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 4.88%, 3/1/2026	100,000	105,214

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025	158,000	152,718
3.95%, 1/15/2027	50,000	49,111
4.30%, 1/15/2026	50,000	50,813
4.50%, 7/30/2029	65,000	66,362
American Campus Communities Operating Partnership L.P.:
3.63%, 11/15/2027	200,000	190,340
4.13%, 7/1/2024	50,000	50,252
American Tower Corp.:
2.25%, 1/15/2022	50,000	47,777
2.80%, 6/1/2020	190,000	188,681
3.00%, 6/15/2023	750,000	724,958
3.13%, 1/15/2027 (b)	50,000	46,002
3.45%, 9/15/2021	193,000	193,413
3.60%, 1/15/2028 (b)	200,000	189,628
4.00%, 6/1/2025	132,000	131,497
4.70%, 3/15/2022	199,000	207,487
5.00%, 2/15/2024	134,000	141,673
5.90%, 11/1/2021	100,000	108,302
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 5/11/2026	50,000	47,336
Series GMTN, 3.45%, 6/1/2025	100,000	99,107
Series GMTN, 3.50%, 11/15/2024	100,000	99,790
Series MTN, 3.20%, 1/15/2028	140,000	133,144
Series MTN, 3.35%, 5/15/2027	50,000	48,383
Series MTN, 4.15%, 7/1/2047 .	100,000	98,890
Boston Properties L.P.:

Security Description	Principal Amount	Value
2.75%, 10/1/2026	$118,000	$107,553
3.65%, 2/1/2026	127,000	124,423
4.13%, 5/15/2021	200,000	205,240
5.63%, 11/15/2020	296,000	313,349
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	100,000	96,484
3.85%, 2/1/2025	200,000	195,740
3.88%, 8/15/2022	30,000	30,132
3.90%, 3/15/2027	100,000	95,831
4.13%, 6/15/2026	70,000	68,750
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	75,000	75,314
Columbia Property Trust Operating Partnership L.P. 3.65%, 8/15/2026	50,000	47,353
Corporate Office Properties L.P. 3.70%, 6/15/2021	50,000	49,919
Crown Castle International Corp.:
2.25%, 9/1/2021	65,000	62,543
3.15%, 7/15/2023	505,000	489,799
3.20%, 9/1/2024	70,000	67,197
3.40%, 2/15/2021	245,000	246,068
3.65%, 9/1/2027	230,000	219,514
3.70%, 6/15/2026	191,000	184,319
3.80%, 2/15/2028	708,000	682,873
4.00%, 3/1/2027	63,000	61,933
4.45%, 2/15/2026	65,000	66,034
4.75%, 5/15/2047	25,000	25,171
5.25%, 1/15/2023	120,000	127,657
CubeSmart L.P. 4.38%, 12/15/2023	65,000	67,007
DDR Corp. 4.70%, 6/1/2027 (b)	135,000	137,525
Digital Realty Trust L.P.:
2.75%, 2/1/2023	150,000	144,159
3.63%, 10/1/2022	100,000	100,407
3.70%, 8/15/2027	100,000	96,555
5.88%, 2/1/2020	18,000	18,800
Duke Realty L.P.:
3.25%, 6/30/2026	30,000	28,748
3.38%, 12/15/2027	200,000	190,832
3.75%, 12/1/2024	125,000	124,903
EPR Properties:
4.50%, 4/1/2025	100,000	100,172
4.50%, 6/1/2027	100,000	97,637
5.75%, 8/15/2022	100,000	106,888
ERP Operating L.P.:
2.85%, 11/1/2026	105,000	98,636
3.38%, 6/1/2025	100,000	98,930
3.50%, 3/1/2028	200,000	195,860
4.00%, 8/1/2047	100,000	95,815
4.50%, 7/1/2044	200,000	208,406
4.50%, 6/1/2045	110,000	114,560
4.75%, 7/15/2020	124,000	128,449
Essex Portfolio L.P.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 5/1/2027	$100,000	$97,321
3.88%, 5/1/2024	75,000	75,426
4.50%, 3/15/2048	300,000	301,995
Federal Realty Investment Trust:
3.25%, 7/15/2027	158,000	150,296
4.50%, 12/1/2044	160,000	166,437
HCP, Inc.:
2.63%, 2/1/2020	10,000	9,899
3.88%, 8/15/2024	150,000	148,857
4.00%, 6/1/2025	150,000	149,913
4.20%, 3/1/2024	70,000	70,699
4.25%, 11/15/2023	250,000	256,782
5.38%, 2/1/2021	105,000	110,273
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028	300,000	285,486
Healthcare Trust of America Holdings L.P.:
2.95%, 7/1/2022	200,000	195,766
3.38%, 7/15/2021	50,000	50,106
3.50%, 8/1/2026	40,000	38,058
Highwoods Realty L.P.:
3.88%, 3/1/2027	60,000	58,474
4.13%, 3/15/2028	345,000	343,071
Hospitality Properties Trust:
4.25%, 2/15/2021	150,000	152,740
4.38%, 2/15/2030	300,000	288,666
4.50%, 6/15/2023	100,000	102,226
4.50%, 3/15/2025	300,000	302,613
Host Hotels & Resorts L.P.:
Series C, 4.75%, 3/1/2023	50,000	51,816
Series E, 4.00%, 6/15/2025	96,000	94,694
Kilroy Realty L.P.:
3.45%, 12/15/2024	100,000	97,124
3.80%, 1/15/2023	100,000	100,661
Kimco Realty Corp.:
3.20%, 5/1/2021	100,000	100,072
3.80%, 4/1/2027	108,000	103,998
4.45%, 9/1/2047	100,000	94,987
Kite Realty Group L.P. 4.00%, 10/1/2026	50,000	46,541
Liberty Property L.P.:
3.25%, 10/1/2026	50,000	47,613
4.13%, 6/15/2022	100,000	102,745
4.40%, 2/15/2024	63,000	65,389
Life Storage L.P.:
3.50%, 7/1/2026	50,000	47,396
3.88%, 12/15/2027	158,000	152,099
Mid-America Apartments L.P.:
3.60%, 6/1/2027	108,000	104,599
3.75%, 6/15/2024	100,000	99,616
National Retail Properties, Inc.:
3.30%, 4/15/2023	50,000	49,369
3.60%, 12/15/2026	70,000	67,323
4.00%, 11/15/2025	65,000	64,748
Omega Healthcare Investors, Inc.:
4.50%, 1/15/2025	50,000	48,888

Security Description	Principal Amount	Value
4.50%, 4/1/2027 (b)	$158,000	$152,443
4.75%, 1/15/2028 (b)	115,000	112,288
5.25%, 1/15/2026	50,000	50,878
Physicians Realty L.P.:
3.95%, 1/15/2028	150,000	143,700
4.30%, 3/15/2027	58,000	57,556
Public Storage:
2.37%, 9/15/2022	25,000	24,049
3.09%, 9/15/2027	88,000	84,596
Rayonier, Inc. 3.75%, 4/1/2022	170,000	170,218
Realty Income Corp.:
3.25%, 10/15/2022	150,000	148,794
3.65%, 1/15/2028	150,000	145,487
3.88%, 7/15/2024	60,000	60,238
3.88%, 4/15/2025 (e)	100,000	99,802
4.13%, 10/15/2026	120,000	121,416
4.65%, 3/15/2047	215,000	226,335
Regency Centers L.P.:
3.60%, 2/1/2027	240,000	231,523
4.13%, 3/15/2028	100,000	100,377
4.40%, 2/1/2047	135,000	133,014
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	100,000	101,970
Select Income REIT 3.60%, 2/1/2020	214,000	213,476
Senior Housing Properties Trust:
3.25%, 5/1/2019	51,000	51,041
4.75%, 2/15/2028	300,000	294,501
Simon Property Group L.P.:
2.35%, 1/30/2022	274,000	266,199
2.50%, 9/1/2020	150,000	148,383
2.63%, 6/15/2022	100,000	97,474
2.75%, 6/1/2023	150,000	145,726
3.25%, 11/30/2026	110,000	105,650
3.30%, 1/15/2026	150,000	145,632
3.38%, 6/15/2027 (b)	100,000	96,538
3.38%, 12/1/2027 (b)	108,000	103,653
3.50%, 9/1/2025	50,000	49,529
4.13%, 12/1/2021	442,000	456,025
4.25%, 11/30/2046	100,000	98,634
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	35,000	34,150
SL Green Realty Corp. 4.50%, 12/1/2022	100,000	102,667
STORE Capital Corp. 4.50%, 3/15/2028	50,000	49,880
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	700,000	669,564
Series MTN, 2.95%, 9/1/2026.	64,000	59,037
Series MTN, 4.00%, 10/1/2025	100,000	100,681
Ventas Realty L.P.:
3.25%, 10/15/2026	265,000	249,524
3.75%, 5/1/2024	50,000	50,093

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.85%, 4/1/2027	$100,000	$97,937
4.00%, 3/1/2028	100,000	98,494
4.13%, 1/15/2026	63,000	63,536
Ventas Realty L.P./Ventas Capital Corp.:
2.70%, 4/1/2020	284,000	281,515
4.75%, 6/1/2021	205,000	213,505
VEREIT Operating Partnership L.P.:
3.95%, 8/15/2027	295,000	277,365
4.13%, 6/1/2021	25,000	25,504
4.60%, 2/6/2024	30,000	30,386
4.88%, 6/1/2026	115,000	115,695
Vornado Realty L.P. 5.00%, 1/15/2022	200,000	210,462
Welltower, Inc.:
4.25%, 4/1/2026	95,000	96,264
5.25%, 1/15/2022	100,000	106,303
6.50%, 3/15/2041	100,000	125,983
Weyerhaeuser Co.:
3.25%, 3/15/2023	160,000	158,206
4.63%, 9/15/2023	150,000	157,893
7.38%, 3/15/2032	151,000	199,337
WP Carey, Inc. 4.25%, 10/1/2026	275,000	272,921

		22,041,978

RETAIL — 0.8%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	70,000	72,257
AutoNation, Inc.:
3.35%, 1/15/2021	25,000	24,977
3.80%, 11/15/2027	108,000	103,179
4.50%, 10/1/2025 (b)	20,000	20,320
5.50%, 2/1/2020	200,000	207,548
AutoZone, Inc.:
3.13%, 7/15/2023	100,000	98,492
3.13%, 4/21/2026	25,000	23,762
3.75%, 6/1/2027	100,000	98,194
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	155,000	135,512
Costco Wholesale Corp.:
2.30%, 5/18/2022	441,000	429,415
3.00%, 5/18/2027	212,000	204,603
CVS Health Corp.:
2.13%, 6/1/2021	184,000	177,637
2.80%, 7/20/2020	494,000	490,542
3.38%, 8/12/2024	175,000	170,447
3.88%, 7/20/2025	617,000	611,546
4.00%, 12/5/2023	154,000	156,070
4.88%, 7/20/2035	100,000	103,709
5.13%, 7/20/2045	330,000	351,282
5.30%, 12/5/2043	256,000	277,955
Darden Restaurants, Inc. 3.85%, 5/1/2027 (b)	143,000	141,350
Dollar General Corp.:
3.88%, 4/15/2027	108,000	107,061
4.13%, 5/1/2028 (e)	145,000	146,467

Security Description	Principal Amount	Value
Home Depot, Inc.:
2.00%, 6/15/2019	$571,000	$568,054
2.00%, 4/1/2021	125,000	121,989
2.63%, 6/1/2022	508,000	500,817
2.70%, 4/1/2023	316,000	309,939
2.80%, 9/14/2027	368,000	348,231
3.00%, 4/1/2026 (b)	50,000	48,573
3.50%, 9/15/2056	110,000	98,311
4.25%, 4/1/2046	185,000	193,984
4.40%, 3/15/2045	65,000	69,724
4.88%, 2/15/2044	50,000	57,155
5.88%, 12/16/2036	514,000	659,668
5.95%, 4/1/2041	150,000	192,168
Kohl’s Corp.:
3.25%, 2/1/2023	100,000	98,166
4.25%, 7/17/2025	80,000	80,616
5.55%, 7/17/2045	150,000	145,036
Lowe’s Cos., Inc.:
1.15%, 4/15/2019	240,000	236,573
2.50%, 4/15/2026	350,000	324,383
3.10%, 5/3/2027	210,000	202,219
4.05%, 5/3/2047	374,000	369,404
4.38%, 9/15/2045	210,000	218,553
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023 (b)	484,000	455,279
3.45%, 1/15/2021	57,000	56,898
4.38%, 9/1/2023 (b)	115,000	115,590
4.50%, 12/15/2034	100,000	86,687
McDonald’s Corp.:
Series MTN, 2.20%, 5/26/2020	318,000	313,968
Series MTN, 2.63%, 1/15/2022	294,000	289,525
Series MTN, 2.75%, 12/9/2020	315,000	313,494
Series MTN, 3.35%, 4/1/2023	55,000	55,347
Series MTN, 3.38%, 5/26/2025	140,000	138,792
Series MTN, 3.50%, 3/1/2027	100,000	98,830
Series MTN, 3.70%, 1/30/2026	250,000	251,435
Series MTN, 3.80%, 4/1/2028 (b)	100,000	101,445
Series MTN, 4.45%, 3/1/2047	150,000	154,383
Series MTN, 4.70%, 12/9/2035	197,000	211,566
Series MTN, 6.30%, 10/15/2037	100,000	127,944
Series MTN, 6.30%, 3/1/2038	125,000	159,864
Nordstrom, Inc.:
4.00%, 10/15/2021	100,000	101,984
4.00%, 3/15/2027 (b)	310,000	302,169
5.00%, 1/15/2044	100,000	93,764
O’Reilly Automotive, Inc.:
3.55%, 3/15/2026	100,000	97,700
3.60%, 9/1/2027	108,000	104,573
4.63%, 9/15/2021	310,000	323,420
QVC, Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.45%, 2/15/2025	$165,000	$162,565
5.13%, 7/2/2022	125,000	128,935
5.45%, 8/15/2034	25,000	23,941
Starbucks Corp.:
2.10%, 2/4/2021	90,000	88,202
2.20%, 11/22/2020	120,000	118,302
2.45%, 6/15/2026	100,000	93,343
2.70%, 6/15/2022	64,000	63,190
3.10%, 3/1/2023	100,000	100,086
3.50%, 3/1/2028	100,000	99,666
3.75%, 12/1/2047	300,000	289,236
4.30%, 6/15/2045	35,000	36,806
Tapestry, Inc. 4.13%, 7/15/2027	108,000	105,801
Target Corp.:
2.50%, 4/15/2026 (b)	250,000	231,968
2.90%, 1/15/2022	346,000	346,491
3.63%, 4/15/2046	90,000	81,982
4.00%, 7/1/2042	270,000	263,644
TJX Cos., Inc.:
2.25%, 9/15/2026	120,000	108,403
2.50%, 5/15/2023	130,000	125,759
Walgreen Co. 4.40%, 9/15/2042	112,000	105,196
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/2019	115,000	114,474
3.30%, 11/18/2021	100,000	99,565
3.45%, 6/1/2026	192,000	181,908
3.80%, 11/18/2024	462,000	455,250
4.65%, 6/1/2046	120,000	116,645
Walmart, Inc.:
1.75%, 10/9/2019	265,000	262,191
2.35%, 12/15/2022	672,000	654,058
2.55%, 4/11/2023	210,000	205,201
2.65%, 12/15/2024 (b)	601,000	579,683
3.63%, 12/15/2047	237,000	230,727
4.30%, 4/22/2044	400,000	432,216
5.88%, 4/5/2027	145,000	171,995
6.50%, 8/15/2037 (b)	5,000	6,886

		19,034,860

SEMICONDUCTORS — 0.4%
Analog Devices, Inc.:
2.50%, 12/5/2021	30,000	29,237
3.13%, 12/5/2023	70,000	68,601
3.50%, 12/5/2026	650,000	633,789
3.90%, 12/15/2025	35,000	35,274
5.30%, 12/15/2045	50,000	56,785
Applied Materials, Inc.:
2.63%, 10/1/2020	50,000	49,726
3.30%, 4/1/2027	87,000	85,490
3.90%, 10/1/2025	56,000	57,656
4.35%, 4/1/2047	50,000	53,043
5.85%, 6/15/2041	160,000	200,573
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021	100,000	97,097
2.38%, 1/15/2020	240,000	236,700

Security Description	Principal Amount	Value
2.65%, 1/15/2023	$414,000	$393,917
3.00%, 1/15/2022	221,000	216,792
3.13%, 1/15/2025	118,000	111,286
3.50%, 1/15/2028	200,000	187,924
3.63%, 1/15/2024	500,000	491,955
3.88%, 1/15/2027	426,000	414,566
Intel Corp.:
1.70%, 5/19/2021	590,000	570,088
1.85%, 5/11/2020	393,000	386,508
2.45%, 7/29/2020	93,000	92,439
2.60%, 5/19/2026	109,000	102,925
2.70%, 12/15/2022	384,000	378,908
2.88%, 5/11/2024	258,000	252,342
3.30%, 10/1/2021	153,000	155,370
3.70%, 7/29/2025	366,000	374,714
3.73%, 12/8/2047 (c)	126,000	122,458
4.00%, 12/15/2032	86,000	89,326
4.10%, 5/19/2046	106,000	108,797
4.10%, 5/11/2047	114,000	116,943
KLA-Tencor Corp. 4.13%, 11/1/2021	89,000	91,367
Lam Research Corp.:
2.75%, 3/15/2020	13,000	12,945
2.80%, 6/15/2021	50,000	49,424
Maxim Integrated Products, Inc. 3.45%, 6/15/2027	100,000	97,450
NVIDIA Corp.:
2.20%, 9/16/2021	230,000	223,903
3.20%, 9/16/2026	100,000	96,400
QUALCOMM, Inc.:
1.85%, 5/20/2019	460,000	456,757
2.10%, 5/20/2020	90,000	88,987
2.60%, 1/30/2023	118,000	113,058
2.90%, 5/20/2024	76,000	72,674
3.00%, 5/20/2022	335,000	329,895
3.25%, 5/20/2027	450,000	426,825
3.45%, 5/20/2025	200,000	195,344
4.30%, 5/20/2047	153,000	148,191
4.65%, 5/20/2035	208,000	216,168
Texas Instruments, Inc.:
1.65%, 8/3/2019	145,000	143,266
1.75%, 5/1/2020	250,000	245,280
Xilinx, Inc.:
2.95%, 6/1/2024	50,000	48,028
3.00%, 3/15/2021	100,000	99,534

		9,326,725

SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027 (c)	158,000	152,546

SOFTWARE — 0.8%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	30,000	28,999
2.60%, 6/15/2022	33,000	32,004
3.40%, 9/15/2026	110,000	107,172
3.40%, 6/15/2027	65,000	62,966

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 6/15/2047	$30,000	$30,230
Adobe Systems, Inc.:
3.25%, 2/1/2025	65,000	64,706
4.75%, 2/1/2020	37,000	38,353
Autodesk, Inc.:
3.13%, 6/15/2020	100,000	100,250
3.50%, 6/15/2027	153,000	146,404
4.38%, 6/15/2025	200,000	205,142
Broadridge Financial Solutions, Inc. 3.40%, 6/27/2026	83,000	80,239
CA, Inc.:
3.60%, 8/15/2022	20,000	20,140
4.70%, 3/15/2027	100,000	102,238
Citrix Systems, Inc. 4.50%, 12/1/2027	608,000	602,090
Electronic Arts, Inc.:
3.70%, 3/1/2021	50,000	50,737
4.80%, 3/1/2026	50,000	53,547
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	194,000	180,500
3.50%, 4/15/2023	195,000	194,887
3.63%, 10/15/2020	49,000	49,607
4.50%, 10/15/2022	33,000	34,476
5.00%, 10/15/2025	450,000	480,578
Fiserv, Inc.:
2.70%, 6/1/2020	72,000	71,703
3.85%, 6/1/2025	72,000	72,700
Microsoft Corp.:
1.10%, 8/8/2019	340,000	334,203
1.55%, 8/8/2021	574,000	551,339
1.85%, 2/6/2020	202,000	199,796
1.85%, 2/12/2020	176,000	174,022
2.00%, 11/3/2020	671,000	659,929
2.00%, 8/8/2023	131,000	124,175
2.13%, 11/15/2022	166,000	160,255
2.38%, 5/1/2023	100,000	97,046
2.40%, 2/6/2022	395,000	387,953
2.40%, 8/8/2026	150,000	139,617
2.65%, 11/3/2022	290,000	286,807
2.70%, 2/12/2025	263,000	254,234
2.88%, 2/6/2024	209,000	205,343
3.00%, 10/1/2020	444,000	448,165
3.13%, 11/3/2025	520,000	513,682
3.30%, 2/6/2027	205,000	203,419
3.45%, 8/8/2036	585,000	571,691
3.50%, 2/12/2035	164,000	161,911
3.50%, 11/15/2042	115,000	110,231
3.63%, 12/15/2023	218,000	223,825
3.70%, 8/8/2046	224,000	220,532
3.75%, 2/12/2045	199,000	197,776
3.95%, 8/8/2056	210,000	209,897
4.00%, 2/12/2055	227,000	230,128
4.10%, 2/6/2037	324,000	343,553
4.20%, 6/1/2019	138,000	141,013
4.20%, 11/3/2035	162,000	174,022

Security Description	Principal Amount	Value
4.45%, 11/3/2045	$142,000	$157,112
4.50%, 2/6/2057	226,000	249,278
4.75%, 11/3/2055	215,000	246,450
Series 30Y, 4.25%, 2/6/2047	270,000	290,760
Oracle Corp.:
1.90%, 9/15/2021	400,000	386,240
2.40%, 9/15/2023	160,000	153,251
2.50%, 5/15/2022	175,000	171,344
2.50%, 10/15/2022	258,000	251,519
2.63%, 2/15/2023	380,000	371,199
2.65%, 7/15/2026	569,000	531,338
2.95%, 11/15/2024	305,000	296,509
2.95%, 5/15/2025	362,000	350,430
3.25%, 11/15/2027	401,000	390,963
3.40%, 7/8/2024	266,000	266,125
3.80%, 11/15/2037	500,000	493,060
3.85%, 7/15/2036	491,000	487,460
3.90%, 5/15/2035	299,000	298,865
4.00%, 7/15/2046	455,000	450,018
4.00%, 11/15/2047	521,000	515,243
4.13%, 5/15/2045	105,000	105,902
4.30%, 7/8/2034	189,000	199,306
4.38%, 5/15/2055	200,000	207,824
4.50%, 7/8/2044	200,000	213,178
6.13%, 7/8/2039	166,000	215,305
VMware, Inc.:
2.30%, 8/21/2020	60,000	58,364
2.95%, 8/21/2022	88,000	84,621
3.90%, 8/21/2027	179,000	169,425

		17,745,321

TELECOMMUNICATIONS — 1.3%
America Movil SAB de CV:
3.13%, 7/16/2022	166,000	163,722
4.38%, 7/16/2042 (b)	100,000	101,265
5.00%, 3/30/2020	216,000	223,158
6.13%, 11/15/2037	200,000	238,576
AT&T, Inc.:
2.45%, 6/30/2020	363,000	358,753
2.85%, 2/14/2023	251,000	252,295
3.00%, 2/15/2022	153,000	151,040
3.20%, 3/1/2022	725,000	721,136
3.40%, 8/14/2024	102,000	102,717
3.40%, 5/15/2025	140,000	134,974
3.80%, 3/1/2024	100,000	100,191
3.90%, 8/14/2027	150,000	150,869
3.95%, 1/15/2025	121,000	121,243
4.10%, 2/15/2028 (c)	1,813,000	1,805,639
4.13%, 2/17/2026	468,000	470,906
4.25%, 3/1/2027	190,000	191,967
4.30%, 2/15/2030 (c)	884,000	877,927
4.30%, 12/15/2042	232,000	214,359
4.35%, 6/15/2045	523,000	477,954
4.45%, 4/1/2024	303,000	312,923
4.50%, 5/15/2035	362,000	354,673
4.50%, 3/9/2048	75,000	70,111
4.55%, 3/9/2049	243,000	227,217

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 5/15/2046	$128,000	$124,262
4.80%, 6/15/2044	732,000	714,351
4.90%, 8/14/2037	73,000	73,729
5.00%, 3/1/2021	175,000	183,734
5.15%, 3/15/2042	137,000	141,643
5.15%, 11/15/2046 (c)	734,000	749,979
5.15%, 2/14/2050	511,000	515,599
5.25%, 3/1/2037	435,000	460,099
5.30%, 8/14/2058	229,000	231,631
5.35%, 9/1/2040	262,000	274,005
5.45%, 3/1/2047	370,000	393,428
5.70%, 3/1/2057	260,000	279,461
5.88%, 10/1/2019	215,000	224,165
6.00%, 8/15/2040	180,000	203,279
6.38%, 3/1/2041	179,000	210,212
Bell Canada, Inc. 4.46%, 4/1/2048	100,000	102,272
British Telecommunications PLC 9.13%, 12/15/2030	409,000	595,929
Cisco Systems, Inc.:
2.20%, 2/28/2021	300,000	294,486
2.45%, 6/15/2020	686,000	681,959
2.50%, 9/20/2026	200,000	187,278
2.60%, 2/28/2023	50,000	48,842
2.90%, 3/4/2021	100,000	100,065
3.00%, 6/15/2022	151,000	151,002
3.50%, 6/15/2025	45,000	45,567
3.63%, 3/4/2024	178,000	182,067
4.45%, 1/15/2020	330,000	340,250
5.50%, 1/15/2040	156,000	195,785
5.90%, 2/15/2039	175,000	228,590
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	302,000	428,257
Juniper Networks, Inc.:
3.30%, 6/15/2020	50,000	50,029
5.95%, 3/15/2041	120,000	125,681
Koninklijke KPN NV 8.38%, 10/1/2030	75,000	100,484
Motorola Solutions, Inc.:
3.75%, 5/15/2022	342,000	342,811
4.60%, 2/23/2028	200,000	201,434
Orange SA:
4.13%, 9/14/2021	445,000	460,949
5.38%, 7/8/2019	191,000	196,978
9.00%, 3/1/2031	339,000	495,821
Rogers Communications, Inc.:
2.90%, 11/15/2026	140,000	131,705
4.10%, 10/1/2023	166,000	170,653
4.30%, 2/15/2048	235,000	236,011
4.50%, 3/15/2043	50,000	50,881
5.00%, 3/15/2044	38,000	41,862
Telefonica Emisiones SAU:
4.10%, 3/8/2027	100,000	99,731
4.57%, 4/27/2023	168,000	176,345
4.67%, 3/6/2038	150,000	151,121
4.90%, 3/6/2048	150,000	152,048

Security Description	Principal Amount	Value
5.13%, 4/27/2020	$139,000	$144,502
5.21%, 3/8/2047	820,000	865,518
5.46%, 2/16/2021	100,000	106,126
7.05%, 6/20/2036	256,000	323,215
TELUS Corp.:
2.80%, 2/16/2027	50,000	46,386
3.70%, 9/15/2027	100,000	99,595
Verizon Communications, Inc.:
1.75%, 8/15/2021	150,000	143,145
2.45%, 11/1/2022	159,000	152,678
2.63%, 2/21/2020	203,000	202,198
2.63%, 8/15/2026	252,000	230,043
3.00%, 11/1/2021	240,000	237,778
3.13%, 3/16/2022	398,000	393,769
3.38%, 2/15/2025 (c)	85,000	83,548
3.38%, 2/15/2025	244,000	240,045
3.45%, 3/15/2021	139,000	140,428
3.85%, 11/1/2042	353,000	309,638
4.13%, 3/16/2027	287,000	290,565
4.13%, 8/15/2046	104,000	93,542
4.15%, 3/15/2024	201,000	206,546
4.27%, 1/15/2036	205,000	196,265
4.50%, 8/10/2033	560,000	566,787
4.52%, 9/15/2048	525,000	503,454
4.60%, 4/1/2021	740,000	771,361
4.67%, 3/15/2055	174,000	165,385
4.81%, 3/15/2039	304,000	310,694
4.86%, 8/21/2046	306,000	309,029
5.01%, 4/15/2049	668,000	693,451
5.01%, 8/21/2054	920,000	920,800
5.15%, 9/15/2023	1,004,000	1,083,918
5.25%, 3/16/2037	282,000	303,584
5.50%, 3/16/2047 (b)	357,000	394,667
6.55%, 9/15/2043	200,000	245,158
Vodafone Group PLC:
2.95%, 2/19/2023	249,000	242,327
4.38%, 2/19/2043	227,000	214,749
5.45%, 6/10/2019	109,000	112,490
6.15%, 2/27/2037	232,000	269,746
7.88%, 2/15/2030	172,000	225,427

		31,208,642

TEXTILES — 0.0% (a)
Cintas Corp. No. 2:
2.90%, 4/1/2022	50,000	49,236
3.25%, 6/1/2022	125,000	124,952
3.70%, 4/1/2027	58,000	57,928

		232,116

TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.15%, 5/15/2021	50,000	50,038
3.50%, 9/15/2027	30,000	28,044

		78,082

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025	$110,000	$107,277
3.05%, 9/1/2022	95,000	94,767
3.25%, 6/15/2027 (b)	358,000	352,798
3.40%, 9/1/2024	100,000	100,438
3.45%, 9/15/2021	150,000	152,019
3.65%, 9/1/2025	50,000	50,770
3.90%, 8/1/2046	35,000	34,595
4.05%, 6/15/2048	75,000	75,481
4.13%, 6/15/2047	200,000	205,772
4.15%, 4/1/2045	306,000	312,487
4.38%, 9/1/2042	100,000	105,185
4.55%, 9/1/2044	430,000	462,770
4.70%, 9/1/2045	200,000	220,546
4.90%, 4/1/2044	150,000	168,279
4.95%, 9/15/2041	100,000	113,095
7.00%, 12/15/2025	51,000	62,477
Canadian National Railway Co.:
2.40%, 2/3/2020	290,000	288,837
2.75%, 3/1/2026	50,000	47,771
2.85%, 12/15/2021	100,000	99,737
3.20%, 8/2/2046	200,000	180,120
3.65%, 2/3/2048	150,000	144,934
Canadian Pacific Railway Co.:
4.80%, 9/15/2035	70,000	77,391
4.80%, 8/1/2045	50,000	56,310
6.13%, 9/15/2115	71,000	89,032
CSX Corp.:
2.60%, 11/1/2026	150,000	136,965
3.25%, 6/1/2027 (b)	150,000	143,454
3.80%, 3/1/2028	200,000	199,270
3.80%, 11/1/2046	210,000	193,488
3.95%, 5/1/2050	75,000	69,314
4.25%, 6/1/2021	35,000	36,146
4.25%, 11/1/2066	125,000	113,415
4.30%, 3/1/2048	100,000	99,718
4.50%, 8/1/2054	150,000	148,275
4.65%, 3/1/2068	100,000	97,723
6.00%, 10/1/2036	125,000	152,505
6.15%, 5/1/2037	135,000	166,960
FedEx Corp.:
2.63%, 8/1/2022	136,000	133,077
3.20%, 2/1/2025	100,000	97,634
3.25%, 4/1/2026	337,000	327,281
3.40%, 2/15/2028 (b)	100,000	97,285
4.05%, 2/15/2048	100,000	94,076
4.10%, 2/1/2045	150,000	142,956
4.40%, 1/15/2047	80,000	79,231
4.55%, 4/1/2046	250,000	253,452
4.75%, 11/15/2045	210,000	219,091
JB Hunt Transport Services, Inc. 3.30%, 8/15/2022	50,000	49,793
Kansas City Southern 4.95%, 8/15/2045	100,000	106,263

Security Description	Principal Amount	Value
Kirby Corp. 4.20%, 3/1/2028	$200,000	$199,858
Norfolk Southern Corp.:
2.90%, 2/15/2023	104,000	102,643
2.90%, 6/15/2026	310,000	294,881
3.15%, 6/1/2027	433,000	414,390
4.15%, 2/28/2048	100,000	99,170
4.45%, 6/15/2045	241,000	251,486
4.65%, 1/15/2046	50,000	53,472
4.84%, 10/1/2041	100,000	109,210
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	185,000	178,939
Series MTN, 2.50%, 9/1/2022	65,000	62,660
Series MTN, 2.55%, 6/1/2019	100,000	99,534
Series MTN, 2.65%, 3/2/2020	100,000	99,253
Series MTN, 2.80%, 3/1/2022	60,000	58,810
Series MTN, 3.40%, 3/1/2023	100,000	99,740
Series MTN, 3.45%, 11/15/2021	25,000	25,156
Union Pacific Corp.:
2.25%, 6/19/2020	50,000	49,412
2.75%, 3/1/2026	75,000	71,625
3.00%, 4/15/2027	188,000	181,631
3.25%, 8/15/2025	145,000	144,168
3.35%, 8/15/2046	50,000	45,011
3.38%, 2/1/2035	50,000	47,576
3.60%, 9/15/2037	40,000	38,567
3.65%, 2/15/2024	92,000	93,766
3.80%, 10/1/2051	250,000	238,265
4.05%, 11/15/2045	50,000	50,642
4.05%, 3/1/2046	30,000	30,357
4.10%, 9/15/2067	100,000	96,150
4.16%, 7/15/2022	304,000	316,133
4.38%, 11/15/2065	180,000	182,050
United Parcel Service, Inc.:
2.05%, 4/1/2021	300,000	293,283
2.35%, 5/16/2022	50,000	48,778
2.40%, 11/15/2026	50,000	46,002
2.45%, 10/1/2022	151,000	147,012
2.50%, 4/1/2023	400,000	387,932
2.80%, 11/15/2024	143,000	137,675
3.05%, 11/15/2027	200,000	192,356
3.40%, 11/15/2046	50,000	45,348
3.75%, 11/15/2047	450,000	432,144
4.88%, 11/15/2040	20,000	22,676
5.13%, 4/1/2019	409,000	419,323
6.20%, 1/15/2038	100,000	130,539

		12,797,883

TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.50%, 3/15/2028	125,000	118,471
3.85%, 3/30/2027	20,000	19,575
4.85%, 6/1/2021	100,000	105,024

		243,070

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
WATER — 0.1%
American Water Capital Corp.:
2.95%, 9/1/2027	$135,000	$128,681
3.75%, 9/1/2047	318,000	306,838
4.00%, 12/1/2046	40,000	40,335
4.30%, 12/1/2042	185,000	195,680
6.59%, 10/15/2037	195,000	263,180

		934,714

TOTAL CORPORATE BONDS & NOTES (Cost $643,229,728)		635,504,310

ASSET-BACKED SECURITIES — 0.5%
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust 2018-1 Series 2018-1, Class A3, 2.35%, 6/15/2022	250,000	248,090
Ally Master Owner Trust Series 2018-1, Class A2, 2.70%, 1/17/2023	150,000	149,090
AmeriCredit Automobile Receivables Trust 2017-1 Series 2017-1, Class A3, 1.87%, 8/18/2021	700,000	693,981
AmeriCredit Automobile Receivables Trust 2017-3 Series 2017-3, Class A3, 1.90%, 3/18/2022	300,000	295,690
CarMax Auto Owner Trust Series 2015-4, Class A4, 1.83%, 6/15/2021	750,000	740,181
Ford Credit Auto Owner Trust Series 2017-B, Class A3, 1.69%, 11/15/2021	145,000	142,562
Ford Credit Floorplan Master Owner Trust A Series 2017-2, Class A1, 2.16%, 9/15/2022	575,000	566,434
GM Financial Automobile Leasing Trust 2017-2 Series 2017-2, Class A4, 2.18%, 6/21/2021	325,000	321,096
Honda Auto Receivables 2017-4 Owner Trust Series 2017-4, Class A3, 2.05%, 11/22/2021	300,000	297,146
Honda Auto Receivables Owner Trust Series 2018-1I, Class A3, 2.60%, 2/15/2022	225,000	224,727
Mercedes-Benz Auto Lease Trust 2018-A Series 2018-A, Class A3, 2.41%, 2/16/2021	150,000	149,337

Security Description	Principal Amount	Value
Nissan Auto Receivables 2017-B Owner Trust Series 2017-B, Class A3, 1.75%, 10/15/2021	$290,000	$285,493
Santander Drive Auto Receivables Trust 2018-1 Series 2018-1, Class D, 3.32%, 3/15/2024	115,000	113,497
Toyota Auto Receivables 2017-D Owner Trust Series 2017-D, Class A3, 1.93%, 1/18/2022	250,000	246,351
World Omni Auto Receivables Trust Series 2018-A, Class A3, 2.50%, 4/17/2023	270,000	268,459

		4,742,134

CREDIT CARD — 0.3%
American Express Credit Account Master Trust:
Series 2017-4, Class A, 1.64%, 12/15/2021	240,000	237,660
Series 2017-6, Class A, 2.04%, 5/15/2023	500,000	490,985
BA Credit Card Trust:
Series 2017-A1, Class A1, 1.95%, 8/15/2022	200,000	197,236
Series 2018-A1, Class A1, 2.70%, 7/17/2023	300,000	299,159
Capital One Multi-Asset Execution Trust:
Series 2016-A4, Class A4, 1.33%, 6/15/2022	500,000	491,337
Series 2017-A6, Class A6, 2.29%, 7/15/2025	500,000	486,894
Chase Issuance Trust Series 2015-A4, Class A4, 1.84%, 4/15/2022	500,000	491,586
Citibank Credit Card Issuance Trust:
Series 2017-A8, Class A8, 1.86%, 8/8/2022	500,000	489,733
Series 2017-A3, Class A3, 1.92%, 4/7/2022	1,250,000	1,230,640
Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	315,030
Discover Card Execution Note Trust:
Series 2017-A6, Class A6, 1.88%, 2/15/2023	350,000	343,306
Series 2014-A4, Class A4, 2.12%, 12/15/2021	500,000	497,256
Synchrony Credit Card Master Note Trust:
Series 2016-3, Class A, 1.58%, 9/15/2022	500,000	492,110

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-2, Class A, 2.21%, 5/15/2024	$200,000	$195,568

		6,258,500

TOTAL ASSET-BACKED SECURITIES (Cost $11,138,832)		11,000,634

FOREIGN GOVERNMENT OBLIGATIONS — 4.1%
AUSTRIA — 0.1%
Oesterreichische Kontrollbank AG:
1.38%, 02/10/2020	550,000	539,203
1.50%, 10/21/2020	380,000	369,930
1.75%, 01/24/2020	280,000	276,545

		1,185,678

CANADA — 0.3%
Canada Government International Bond 2.00%, 11/15/2022	285,000	276,630
Export Development Canada:
1.63%, 01/17/2020	735,000	724,945
1.75%, 08/19/2019	110,000	109,140
1.75%, 07/21/2020	415,000	408,244
2.50%, 01/24/2023	200,000	197,626
2.75%, 03/15/2023	150,000	149,802
Hydro-Quebec:
Series HH, 8.50%, 12/01/2029	100,000	143,467
Series IO, 8.05%, 07/07/2024	15,000	18,866
Province of Alberta Canada:
2.20%, 07/26/2022	250,000	242,672
3.30%, 03/15/2028	400,000	402,608
Province of Manitoba Canada 1.75%, 5/30/2019	720,000	714,694
Province of Ontario Canada:
1.25%, 06/17/2019	425,000	419,207
1.65%, 09/27/2019	100,000	98,825
1.88%, 05/21/2020	80,000	78,733
2.20%, 10/03/2022	200,000	193,394
2.25%, 05/18/2022	150,000	145,754
2.40%, 02/08/2022	100,000	98,030
2.55%, 02/12/2021	1,750,000	1,739,587
4.00%, 10/07/2019	100,000	102,254
Province of Quebec Canada:
2.50%, 04/20/2026	100,000	95,480
2.75%, 04/12/2027	350,000	338,817
Series PD, 7.50%, 09/15/2029	405,000	561,225
Series QO, 2.88%, 10/16/2024	245,000	242,381

		7,502,381

CHILE — 0.0% (a)
Chile Government International Bond:
2.25%, 10/30/2022	350,000	336,259
3.13%, 03/27/2025	200,000	197,300

Security Description	Principal Amount	Value
3.13%, 01/21/2026	$450,000	$442,755
3.25%, 09/14/2021	100,000	100,716

		1,077,030

COLOMBIA — 0.2%
Colombia Government International Bond:
2.63%, 03/15/2023	350,000	334,600
3.88%, 04/25/2027	200,000	197,456
4.00%, 02/26/2024	725,000	734,179
4.38%, 07/12/2021	300,000	310,800
5.00%, 06/15/2045	361,000	366,000
5.63%, 02/26/2044	300,000	330,822
6.13%, 01/18/2041	400,000	462,516
7.38%, 09/18/2037	150,000	194,163
11.75%, 02/25/2020	625,000	725,606

		3,656,142

GERMANY — 0.7%
FMS Wertmanagement AoeR:
1.38%, 06/08/2021	350,000	336,445
2.75%, 03/06/2023	300,000	299,208
Series MTN, 1.00%, 08/16/2019	500,000	490,945
Kreditanstalt fuer Wiederaufbau:
Zero Coupon%, 04/18/2036	875,000	499,441
Zero Coupon%, 06/29/2037	125,000	68,691
1.00%, 07/15/2019	1,183,000	1,163,433
1.25%, 09/30/2019	830,000	816,322
1.50%, 09/09/2019	750,000	740,813
1.50%, 04/20/2020 (b)	1,255,000	1,230,038
1.50%, 06/15/2021 (b)	550,000	530,893
1.63%, 05/29/2020	600,000	588,918
1.63%, 03/15/2021	750,000	728,925
1.75%, 03/31/2020	650,000	640,894
1.75%, 09/15/2021	200,000	193,934
1.88%, 04/01/2019	625,000	622,544
1.88%, 06/30/2020 (b)	533,000	525,597
2.00%, 11/30/2021	200,000	195,202
2.00%, 09/29/2022	200,000	193,796
2.00%, 10/04/2022	125,000	121,086
2.00%, 05/02/2025	825,000	779,806
2.13%, 03/07/2022	650,000	635,492
2.13%, 01/17/2023	555,000	538,888
2.38%, 08/25/2021	600,000	594,660
2.63%, 04/12/2021 (e)	400,000	399,848
2.63%, 01/25/2022	685,000	682,924
4.00%, 01/27/2020	300,000	308,265
4.88%, 06/17/2019	550,000	566,775
Series GMTN, 2.75%, 09/08/2020	330,000	331,610
Landwirtschaftliche Rentenbank:
1.75%, 04/15/2019	725,000	720,969
2.38%, 06/10/2025	150,000	145,080
Series 37, 2.50%, 11/15/2027	500,000	481,905

		16,173,347

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
HUNGARY — 0.1%
Hungary Government International Bond:
5.38%, 02/21/2023	$170,000	$183,784
5.38%, 03/25/2024	250,000	272,760
6.38%, 03/29/2021	870,000	947,508
7.63%, 03/29/2041	232,000	335,706

		1,739,758

INDONESIA — 0.0% (a)
Indonesia Government International Bond:
2.95%, 01/11/2023	250,000	241,597
3.50%, 01/11/2028	200,000	191,276

		432,873

ISRAEL — 0.0% (a)
Israel Government International Bond:
2.88%, 03/16/2026	200,000	192,562
3.25%, 01/17/2028	400,000	390,008
4.00%, 06/30/2022	100,000	103,595
4.50%, 01/30/2043	225,000	230,258

		916,423

ITALY — 0.0% (a)
Italy Government International Bond 6.88%, 9/27/2023	653,000	763,808

JAPAN — 0.1%
Japan Bank for International Cooperation:
1.88%, 07/21/2026	200,000	181,704
2.13%, 06/01/2020	200,000	197,458
2.13%, 07/21/2020	250,000	246,478
2.13%, 11/16/2020	250,000	245,745
2.38%, 11/16/2022	750,000	729,765
2.75%, 11/16/2027	200,000	193,208
2.88%, 06/01/2027	400,000	391,408
2.88%, 07/21/2027	200,000	195,416
3.38%, 07/31/2023	200,000	203,348
Series DTC, 1.75%, 05/29/2019	200,000	198,216
Series DTC, 2.00%, 11/04/2021	200,000	193,748
Series DTC, 2.13%, 02/10/2025	50,000	46,984
Series DTC, 2.38%, 04/20/2026	80,000	75,706
Japan Finance Organization for Municipalities Series DTC, 4.00%, 1/13/2021	220,000	226,514
Japan International Cooperation Agency 2.75%, 4/27/2027	200,000	192,664

		3,518,362

Security Description	Principal Amount	Value
MEXICO — 0.2%
Mexico Government International Bond:
3.60%, 01/30/2025	$620,000	$611,928
3.63%, 03/15/2022	554,000	563,163
3.75%, 01/11/2028	500,000	483,880
4.00%, 10/02/2023	300,000	307,578
4.13%, 01/21/2026	200,000	202,910
4.15%, 03/28/2027	210,000	211,670
4.60%, 01/23/2046	200,000	189,690
4.60%, 02/10/2048	400,000	380,208
5.55%, 01/21/2045	113,000	122,763
6.05%, 01/11/2040	675,000	762,304
Series GMTN, 3.50%, 01/21/2021	460,000	467,222
Series GMTN, 5.75%, 10/12/2110	420,000	428,211
Series MTN, 4.75%, 03/08/2044	686,000	666,785
Series MTN, 8.30%, 08/15/2031	100,000	148,787
Series MTNA, 6.75%, 09/27/2034	101,000	124,549

		5,671,648

PANAMA — 0.1%
Panama Government International Bond:
3.88%, 03/17/2028	200,000	201,720
4.00%, 09/22/2024	350,000	359,317
5.20%, 01/30/2020	670,000	698,910
6.70%, 01/26/2036	430,000	544,019

		1,803,966

PERU — 0.1%
Peruvian Government International Bond:
4.13%, 08/25/2027	200,000	209,708
5.63%, 11/18/2050	100,000	120,880
6.55%, 03/14/2037	200,000	256,968
7.35%, 07/21/2025	245,000	305,657
8.75%, 11/21/2033	250,000	375,175

		1,268,388

PHILIPPINES — 0.1%
Philippine Government International Bond:
3.00%, 02/01/2028	200,000	190,748
3.70%, 02/02/2042	550,000	529,898
3.95%, 01/20/2040	402,000	403,214
4.00%, 01/15/2021	390,000	399,056
4.20%, 01/21/2024	150,000	156,020
5.00%, 01/13/2037	200,000	226,302
6.38%, 10/23/2034	50,000	64,129
6.50%, 01/20/2020	200,000	212,514
7.75%, 01/14/2031	200,000	274,492
8.38%, 06/17/2019	250,000	267,512
9.50%, 02/02/2030	150,000	228,241

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
10.63%, 03/16/2025	$235,000	$339,382

		3,291,508

POLAND — 0.1%
Poland Government International Bond:
3.00%, 03/17/2023	685,000	679,260
4.00%, 01/22/2024	305,000	317,291
5.00%, 03/23/2022	220,000	235,435
5.13%, 04/21/2021	370,000	393,336
6.38%, 07/15/2019	510,000	534,011

		2,159,333

SOUTH KOREA — 0.2%
Export-Import Bank of Korea:
1.75%, 05/26/2019	450,000	444,168
2.50%, 11/01/2020	200,000	196,736
2.63%, 05/26/2026	200,000	184,752
3.25%, 11/10/2025	100,000	97,070
4.00%, 01/14/2024	300,000	307,113
4.38%, 09/15/2021	450,000	464,827
5.00%, 04/11/2022	200,000	211,798
5.13%, 06/29/2020	25,000	26,056
Korea Development Bank:
2.50%, 01/13/2021	489,000	480,061
3.00%, 09/14/2022	270,000	265,855
3.38%, 09/16/2025	200,000	197,206
3.75%, 01/22/2024	150,000	151,754
Korea International Bond:
2.75%, 01/19/2027	200,000	190,496
3.88%, 09/11/2023	150,000	155,433
7.13%, 04/16/2019	140,000	146,264

		3,519,589

SUPRANATIONAL — 1.6%
African Development Bank:
1.13%, 09/20/2019	290,000	284,870
Series GDIF, 1.00%, 05/15/2019	370,000	364,764
Series GDIF, 1.38%, 02/12/2020	600,000	588,558
Series GDIF, 2.13%, 11/16/2022	200,000	194,458
Series GDIF, 2.38%, 09/23/2021	15,000	14,857
Series GDIF, 2.63%, 03/22/2021	125,000	125,006
Asian Development Bank:
5.82%, 06/16/2028	50,000	61,072
6.22%, 08/15/2027	175,000	212,200
Series GMTN, 1.00%, 08/16/2019	130,000	127,685
Series GMTN, 1.50%, 01/22/2020	1,030,000	1,013,561
Series GMTN, 1.63%, 08/26/2020	550,000	538,840
Series GMTN, 1.63%, 03/16/2021	250,000	243,208

Security Description	Principal Amount	Value
Series GMTN, 1.75%, 01/10/2020	$290,000	$286,726
Series GMTN, 1.75%, 06/08/2021	250,000	243,337
Series GMTN, 1.75%, 09/13/2022	450,000	431,685
Series GMTN, 1.75%, 08/14/2026	100,000	91,484
Series GMTN, 1.88%, 04/12/2019	370,000	368,538
Series GMTN, 2.00%, 02/16/2022	1,125,000	1,096,144
Series GMTN, 2.00%, 04/24/2026	400,000	374,628
Series GMTN, 2.75%, 03/17/2023	255,000	254,633
Corp. Andina de Fomento:
2.00%, 05/10/2019	225,000	223,389
2.13%, 09/27/2021	550,000	533,934
4.38%, 06/15/2022	180,000	188,777
Council Of Europe Development Bank:
1.75%, 11/14/2019	121,000	119,743
1.88%, 01/27/2020	350,000	346,531
2.63%, 02/13/2023	300,000	297,873
European Bank for Reconstruction & Development:
Series EMTN, 1.50%, 03/16/2020	200,000	196,496
Series GMTN, 0.88%, 07/22/2019	300,000	294,381
Series GMTN, 1.13%, 08/24/2020	90,000	87,126
Series GMTN, 1.75%, 06/14/2019	895,000	889,263
Series GMTN, 1.88%, 02/23/2022	440,000	426,650
Series GMTN, 2.13%, 03/07/2022	230,000	225,067
Series GMTN, 2.75%, 03/07/2023	200,000	199,600
European Investment Bank:
1.25%, 12/16/2019 (b)	695,000	681,858
1.38%, 06/15/2020 (b)	770,000	751,558
1.63%, 03/16/2020	600,000	590,592
1.75%, 06/17/2019	1,460,000	1,450,554
1.75%, 05/15/2020 (b)	630,000	620,468
1.88%, 02/10/2025	622,000	583,361
2.00%, 12/15/2022	400,000	386,504
2.13%, 10/15/2021	250,000	245,367
2.25%, 03/15/2022	187,000	183,690
2.25%, 08/15/2022 (b)	1,710,000	1,675,851
2.38%, 06/15/2022	450,000	443,380
2.50%, 04/15/2021	200,000	199,246
2.50%, 03/15/2023	145,000	143,024
2.50%, 10/15/2024	700,000	686,112
3.25%, 01/29/2024	350,000	357,861

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 02/16/2021	$400,000	$415,464
Series DIP, 1.13%, 08/15/2019	475,000	467,424
Series GMTN, 2.38%, 05/13/2021	300,000	297,672
Series MTN, 1.25%, 05/15/2019	780,000	771,295
Inter-American Development Bank:
1.00%, 05/13/2019	725,000	714,814
1.38%, 07/15/2020	400,000	390,324
1.75%, 10/15/2019	100,000	99,086
1.88%, 03/15/2021	805,000	788,916
2.13%, 11/09/2020	250,000	247,430
2.13%, 01/15/2025	250,000	238,970
2.38%, 07/07/2027	240,000	229,757
3.00%, 10/04/2023	325,000	328,302
3.00%, 02/21/2024	255,000	257,315
4.38%, 01/24/2044	100,000	119,740
Series GDP, 1.25%, 10/15/2019	365,000	358,970
Series GMTN, 1.13%, 09/12/2019	250,000	245,687
Series GMTN, 1.63%, 05/12/2020	715,000	702,988
Series GMTN, 1.75%, 04/14/2022	975,000	939,481
Series GMTN, 1.75%, 09/14/2022	250,000	239,863
Series GMTN, 3.88%, 10/28/2041	35,000	38,946
International Bank for Reconstruction & Development:
1.75%, 04/19/2023	250,000	238,353
1.88%, 10/07/2019	200,000	198,642
2.00%, 01/26/2022	670,000	653,304
2.13%, 11/01/2020	200,000	198,068
2.13%, 02/13/2023	285,000	277,048
Series GDIF, 1.13%, 11/27/2019	500,000	490,040
Series GDIF, 1.25%, 07/26/2019	765,000	754,627
Series GDIF, 1.38%, 03/30/2020	900,000	881,874
Series GDIF, 1.38%, 05/24/2021	700,000	674,163
Series GDIF, 1.38%, 09/20/2021	200,000	191,644
Series GDIF, 1.63%, 09/04/2020	365,000	357,543
Series GDIF, 1.63%, 03/09/2021	295,000	287,218
Series GDIF, 1.63%, 02/10/2022	50,000	48,066
Series GDIF, 1.88%, 04/21/2020	830,000	820,945

Security Description	Principal Amount	Value
Series GDIF, 2.13%, 03/03/2025	$350,000	$334,691
Series GDIF, 2.25%, 06/24/2021	815,000	805,815
Series GDIF, 2.50%, 11/25/2024	100,000	97,973
Series GDIF, 2.50%, 07/29/2025	250,000	244,237
Series GMTN, 0.88%, 08/15/2019	975,000	956,407
Series GMTN, 4.75%, 02/15/2035	650,000	801,814
International Finance Corp.:
1.75%, 09/16/2019	500,000	495,760
Series GMTN, 1.13%, 07/20/2021	100,000	95,291
Series GMTN, 1.63%, 07/16/2020	565,000	554,158
Nordic Investment Bank:
2.25%, 02/01/2021 (b)	200,000	198,214
2.25%, 09/30/2021	150,000	147,911
2.50%, 04/28/2020	500,000	499,231

		39,139,991

SWEDEN — 0.1%
Svensk Exportkredit AB:
1.75%, 05/18/2020	250,000	245,903
1.88%, 06/17/2019	200,000	198,808
Series GMTN, 1.25%, 04/12/2019	60,000	59,343
Series GMTN, 1.75%, 08/28/2020	875,000	857,167
Series GMTN, 2.38%, 03/09/2022	100,000	98,397

		1,459,618

UNITED STATES — 0.0% (a)
Iraq Government AID Bond 2.15%, 1/18/2022	580,000	569,143
Ukraine Government AID Bonds:
1.47%, 09/29/2021	200,000	192,498
1.85%, 05/29/2020	376,000	370,604

		1,132,245

URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	200,000	206,962
4.50%, 08/14/2024	380,000	400,052
5.10%, 06/18/2050	356,000	368,631
7.63%, 03/21/2036	200,000	272,620

		1,248,265

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $98,978,765)		97,660,353

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.8%
Federal Home Loan Bank:
1.00%, 9/26/2019	$400,000	$392,772
1.13%, 6/21/2019	1,410,000	1,391,910
1.13%, 7/14/2021 (b)	1,450,000	1,387,795
1.38%, 11/15/2019	400,000	394,304
1.38%, 2/18/2021	500,000	485,405
1.50%, 10/21/2019	560,000	553,073
1.63%, 6/14/2019	250,000	248,305
1.75%, 6/12/2020	275,000	271,057
1.80%, 8/28/2020	400,000	393,612
1.88%, 3/13/2020	600,000	594,456
1.88%, 11/29/2021	250,000	244,373
2.13%, 3/10/2023	205,000	199,779
2.38%, 12/13/2019	600,000	600,510
5.50%, 7/15/2036	765,000	1,019,255
1.38%, 5/28/2019	130,000	128,790
1.38%, 9/28/2020	250,000	243,833
Federal Home Loan Mortgage Corp.:
0.88%, 7/19/2019	400,000	393,148
1.13%, 8/12/2021	45,000	42,989
1.25%, 8/1/2019	500,000	493,570
1.25%, 10/2/2019	230,000	226,596
1.30%, 8/28/2019	500,000	493,385
1.38%, 4/20/2020 (b)	400,000	392,420
1.38%, 5/1/2020	725,000	710,834
1.50%, 1/17/2020	1,750,000	1,724,082
1.63%, 9/29/2020 (b)	1,000,000	980,540
1.75%, 5/30/2019	1,595,000	1,586,913
2.38%, 1/13/2022	2,120,000	2,104,672
2.50%, 9/1/2028	263,456	260,715
2.50%, 10/1/2029	684,446	674,493
2.50%, 1/1/2031	812,516	799,344
2.50%, 5/1/2031	2,517,105	2,466,765
2.50%, 6/1/2031	964,223	944,939
2.50%, 12/1/2032	1,830,016	1,792,661
3.00%, 2/1/2029	470,805	473,249
3.00%, 7/1/2029	488,026	489,492
3.00%, 9/1/2029	776,815	779,149
3.00%, 4/1/2030	727,447	728,697
3.00%, 12/1/2030	1,826,163	1,829,301
3.00%, 5/1/2031	1,501,324	1,502,402
3.00%, 7/1/2035	726,968	724,565
3.00%, 4/1/2036	1,530,692	1,519,849
3.00%, 3/1/2043	1,136,515	1,118,368
3.00% 4/1/2043	2,110,842	2,077,137
3.00% 7/1/2043	767,241	754,990
3.00%, 8/1/2043	340,744	335,303
3.00%, 9/1/2043	421,866	415,130
3.00%, 10/1/2043	345,496	339,980
3.00%, 6/1/2045	1,538,804	1,505,064
3.00%, 8/1/2045	2,127,257	2,080,615
3.00%, 4/1/2046	2,662,369	2,597,857
3.00%, 9/1/2046	1,784,828	1,741,580

Security Description	Principal Amount	Value
3.00%, 11/1/2046	$1,694,549	$1,653,489
3.00% 12/1/2046	7,015,616	6,845,622
3.00%, 2/1/2047	4,548,922	4,438,698
3.00%, 1/1/2048	3,266,803	3,186,796
3.00%, 2/1/2048	7,427,357	7,245,455
3.50%, 5/1/2026	676,110	690,384
3.50%, 1/1/2029	169,410	173,066
3.50%, 11/1/2029	546,580	558,570
3.50%, 2/1/2030	317,029	323,983
3.50%, 3/1/2032	581,068	592,514
3.50%, 5/1/2043	336,713	339,633
3.50% 8/1/2043	1,723,742	1,738,693
3.50%, 6/1/2044	459,273	462,258
3.50%, 8/1/2044	899,426	905,273
3.50%, 10/1/2044	522,888	526,287
3.50%, 11/1/2044	826,787	832,161
3.50%, 12/1/2044	868,912	874,560
3.50%, 1/1/2045	839,734	845,193
3.50%, 2/1/2045	1,159,552	1,167,089
3.50% 7/1/2045	1,940,162	1,949,090
3.50%, 10/1/2045	1,127,673	1,132,863
3.50% 12/1/2045	1,708,833	1,716,698
3.50%, 3/1/2046	2,432,063	2,440,689
3.50%, 5/1/2046	1,137,641	1,141,677
3.50%, 12/1/2046	1,569,916	1,575,485
3.50%, 4/1/2047	228,116	228,742
3.50%, 10/1/2047	1,458,438	1,462,439
3.50%, 11/1/2047	538,115	539,591
3.50%, 12/1/2047	1,270,388	1,273,873
3.50%, 1/1/2048	3,252,637	3,261,560
3.50%, 2/1/2048	8,807,643	8,831,805
4.00%, 4/1/2019	1,908	1,955
4.00%, 4/1/2024	71,751	73,517
4.00%, 5/1/2025	55,109	56,609
4.00%, 6/1/2025	119,191	122,436
4.00%, 8/1/2025	31,873	32,741
4.00%, 9/1/2025	25,261	25,949
4.00%, 6/1/2026	286,234	294,826
4.00%, 10/1/2040	303,706	314,290
4.00%, 12/1/2041	953,965	987,782
4.00%, 4/1/2042	676,393	700,370
4.00%, 6/1/2042	1,298,930	1,344,444
4.00% 5/1/2044	830,591	855,615
4.00%, 7/1/2044	1,265,035	1,303,147
4.00%, 12/1/2044	447,167	460,639
4.00%, 4/1/2045	1,029,118	1,058,578
4.00%, 10/1/2045	1,547,437	1,591,733
4.00%, 1/1/2046	1,107,498	1,139,201
4.00%, 9/1/2047	871,068	894,999
4.00%, 12/1/2047	1,963,339	2,017,278
4.00%, 1/1/2048	3,067,197	3,151,463
4.50%, 5/1/2019	38,475	38,698
4.50%, 9/1/2024	630	651
4.50%, 10/1/2024	56,369	58,276
4.50%, 2/1/2039	2,739	2,894
4.50%, 6/1/2039	231,807	244,966
4.50%, 12/1/2039	171,966	181,728

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 6/1/2040	$4,369	$4,617
4.50%, 12/1/2040	672,988	711,247
4.50%, 4/1/2041	10,916	11,530
4.50%, 7/1/2041	471,693	498,257
4.50%, 8/1/2041	30,981	32,726
4.50%, 9/1/2041	185,309	195,745
4.50%, 10/1/2041	1,312,162	1,386,756
4.50%, 10/1/2043	24,464	25,742
4.50%, 8/1/2044	27,333	28,708
4.50%, 9/1/2044	585,661	615,113
4.50%, 4/1/2047	326,745	343,099
4.50%, 10/1/2047	281,839	295,946
4.50%, 12/1/2047	876,030	919,876
4.50% 1/1/2048	3,070,069	3,223,730
5.00%, 11/1/2035	22,620	24,333
5.00% 12/1/2036	4,948	5,334
5.00% 2/1/2038	356,039	383,892
5.00% 3/1/2038	260,272	280,733
5.00%, 6/1/2038	60,824	65,679
5.00% 11/1/2038	502,624	542,027
5.00%, 1/1/2039	71,688	77,410
5.00%, 2/1/2039	164,749	177,899
5.00%, 3/1/2039	521,921	561,623
5.00%, 10/1/2039	48,317	52,173
5.50%, 2/1/2022	5,806	6,295
5.50%, 11/1/2026	54,610	59,209
5.50%, 6/1/2027	13,971	15,147
5.50%, 4/1/2028	24,167	26,201
5.50%, 7/1/2028	34,410	37,307
5.50%, 7/1/2033	3,107	3,403
5.50% 1/1/2037	153,974	168,534
5.50%, 9/1/2037	1,770	1,937
5.50%, 11/1/2037	9,298	10,178
5.50%, 1/1/2038	78,030	85,423
5.50%, 4/1/2038	274,890	300,808
5.50% 7/1/2038	393,749	430,873
5.50%, 10/1/2038	7,282	7,969
5.50%, 11/1/2038	8,066	8,827
6.00%, 8/1/2031	10,646	11,991
6.00%, 3/1/2036	12,632	13,893
6.00%, 8/1/2036	74,441	81,875
6.00%, 1/1/2037	6,944	7,637
6.00%, 12/1/2037	6,897	7,587
6.00%, 10/1/2038	6,053	6,648
6.00%, 3/1/2040	5,649	6,215
6.00%, 5/1/2040	756,411	832,150
6.25%, 7/15/2032	1,605,000	2,186,058
6.50%, 11/1/2037	84,011	93,132
6.50%, 2/1/2038	10,388	11,515
6.50%, 9/1/2038	215,085	238,437
6.50%, 9/1/2039	102,027	114,900
6.75%, 3/15/2031	406,000	563,792
1.25%, 7/26/2019	615,000	606,894
Series GDIF, 6.75%, 9/15/2029	185,000	250,423
Series GMTN, 1.88%, 11/17/2020	150,000	147,896

Security Description	Principal Amount	Value
Series K005, Class A3, 4.49%, 11/25/2019	$1,000,000	$1,022,087
Series K015, Class A2, 3.23%, 7/25/2021	1,000,000	1,010,416
Series K025, Class A1, 1.88%, 4/25/2022	443,168	433,650
Series K029, Class A1, 2.84%, 10/25/2022	372,971	373,248
Series K037, Class A2, 3.49%, 1/25/2024	1,000,000	1,025,689
Series K040, Class A2, 3.24%, 9/25/2024	700,000	708,161
Series K041, Class A2, 3.17%, 10/25/2024	750,000	755,456
Series K049, Class A2, 3.01%, 7/25/2025	350,000	347,996
Series K053, Class A2, 3.00%, 12/25/2025	350,000	346,815
Series K067, Class AM, 3.28%, 8/25/2027	500,000	496,453
Series K069, Class A2, 3.19%, 9/25/2027 (d)	1,500,000	1,490,860
Series K072, Class A2, 3.44%, 12/25/2027	800,000	811,133
Series K723, Class A2, 2.45%, 8/25/2023	650,000	633,607
Series K730, Class A2, 3.59%, 1/25/2025	1,000,000	1,030,040
TBA 2.50%, 4/1/2033 (g)	6,025,000	5,900,734
TBA 3.00%, 4/1/2033 (g)	7,800,000	7,787,812
TBA 3.00%, 4/1/2048 (g)	3,575,000	3,485,346
TBA 3.50%, 4/1/2033 (g)	2,900,000	2,956,187
TBA 3.50%, 4/1/2048 (g)	20,850,000	20,894,795
TBA 4.00%, 4/1/2048 (g)	14,125,000	14,496,333
TBA 4.50%, 4/1/2048 (g)	1,500,000	1,570,312
Series K030, Class A2, VRN 3.25%, 4/25/2023 (d)	1,000,000	1,013,561
Federal National Mortgage Association:
Zero Coupon, 10/9/2019	300,000	289,356
0.88%, 8/2/2019	975,000	957,508
1.00%, 10/24/2019	700,000	686,406
1.25%, 5/6/2021 (b)	450,000	434,111
1.25%, 8/17/2021	89,000	85,349
1.38%, 2/26/2021	494,000	479,299
1.50%, 6/22/2020	1,200,000	1,177,392
1.50%, 11/30/2020	150,000	146,495
1.63%, 1/21/2020	120,000	118,590
1.75%, 9/12/2019	492,000	488,586
1.88%, 12/28/2020	250,000	246,373
1.88%, 9/24/2026	550,000	506,534
2.00%, 1/5/2022	1,350,000	1,322,068
2.00%, 10/5/2022	1,200,000	1,165,692
2.13%, 4/24/2026	400,000	377,972
2.50%, 7/1/2028	800,920	792,932
2.50% 8/1/2028	1,185,341	1,173,520
2.50%, 10/1/2028	543,780	538,356
2.50%, 3/1/2029	2,039,497	2,020,147

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 2/1/2030	$911,872	$898,440
2.50%, 5/1/2030	1,331,817	1,310,480
2.50%, 7/1/2030	458,505	451,159
2.50%, 2/1/2031	1,579,770	1,554,461
2.50%, 12/1/2032	2,898,482	2,840,456
2.50%, 10/1/2042	481,577	455,899
2.63%, 9/6/2024	2,550,000	2,526,412
3.00%, 8/1/2027	494,697	497,963
3.00%, 11/1/2028	911,047	916,044
3.00%, 6/1/2029	265,550	266,413
3.00% 8/1/2029	1,314,702	1,318,972
3.00%, 9/1/2029	493,909	495,513
3.00%, 6/1/2030	828,446	830,080
3.00%, 9/1/2030	136,356	136,625
3.00%, 11/1/2030	313,292	313,910
3.00%, 12/1/2030	1,095,697	1,097,858
3.00%, 10/1/2032	1,891,013	1,889,234
3.00%, 1/1/2033	1,295,586	1,294,367
3.00%, 2/1/2033	2,952,607	2,949,829
3.00%, 2/1/2035	530,386	528,334
3.00%, 3/1/2035	426,834	425,494
3.00%, 2/1/2036	1,112,219	1,108,726
3.00%, 9/1/2037	670,819	664,435
3.00%, 1/1/2038	3,956,853	3,932,561
3.00%, 12/1/2042	646,940	637,098
3.00%, 1/1/2043	1,216,726	1,198,216
3.00%, 3/1/2043	1,335,892	1,314,790
3.00%, 4/1/2043	334,274	328,994
3.00% 5/1/2043	3,642,337	3,584,803
3.00% 6/1/2043	2,523,436	2,483,575
3.00% 7/1/2043	2,313,403	2,276,860
3.00%, 9/1/2045	1,156,371	1,131,217
3.00% 11/1/2045	2,693,843	2,635,246
3.00%, 5/1/2046	2,683,791	2,619,249
3.00%, 8/1/2046	2,930,283	2,859,813
3.00%, 9/1/2046	2,799,886	2,732,551
3.00% 1/1/2047	8,100,725	7,905,911
3.00%, 2/1/2048	8,780,026	8,566,201
3.50%, 10/1/2025	192,570	196,610
3.50%, 11/1/2025	211,530	215,967
3.50%, 3/1/2026	134,283	137,147
3.50%, 1/1/2027	719,431	734,523
3.50%, 5/1/2029	256,108	261,767
3.50%, 1/1/2030	458,058	468,180
3.50%, 6/1/2034	949,174	969,597
3.50%, 7/1/2034	1,807,765	1,846,662
3.50%, 2/1/2037	893,925	910,355
3.50%, 12/1/2040	987,770	997,673
3.50%, 5/1/2042	2,046,211	2,066,348
3.50%, 8/1/2042	784,151	791,868
3.50%, 10/1/2042	724,945	732,079
3.50%, 1/1/2043	289,418	292,266
3.50%, 5/1/2043	270,371	272,673
3.50%, 7/1/2043	1,008,277	1,016,858
3.50%, 1/1/2044	992,271	1,000,716
3.50%, 10/1/2044	747,347	752,084
3.50% 1/1/2045	1,216,658	1,224,369

Security Description	Principal Amount	Value
3.50%, 4/1/2045	$1,430,103	$1,436,465
3.50% 8/1/2045	2,964,195	2,977,382
3.50%, 11/1/2045	1,125,777	1,130,785
3.50% 12/1/2045	6,396,425	6,424,880
3.50% 2/1/2046	7,164,738	7,194,072
3.50%, 10/1/2047	969,626	972,110
3.50%, 1/1/2048	1,978,042	1,983,110
3.50% 2/1/2048	6,437,490	6,453,984
4.00%, 7/1/2018	7,608	7,827
4.00% 8/1/2018	25,654	26,392
4.00%, 1/1/2020	771	793
4.00%, 4/1/2024	113,192	116,001
4.00%, 1/1/2025	110,965	113,718
4.00%, 3/1/2026	79,801	82,215
4.00%, 12/1/2034	555,828	578,024
4.00% 12/1/2040	1,404,534	1,453,187
4.00%, 3/1/2041	1,083,985	1,122,189
4.00%, 12/1/2041	1,182,474	1,224,149
4.00%, 2/1/2042	355,719	368,256
4.00%, 10/1/2043	799,500	825,068
4.00%, 12/1/2043	108,369	111,835
4.00%, 6/1/2044	752,953	775,500
4.00% 7/1/2044	773,836	797,008
4.00%, 9/1/2044	617,076	635,553
4.00% 10/1/2044	956,992	985,649
4.00%, 12/1/2044	853,461	879,017
4.00%, 3/1/2045	680,853	700,391
4.00%, 5/1/2045	1,150,500	1,183,516
4.00%, 7/1/2045	1,113,149	1,145,093
4.00%, 9/1/2045	1,608,795	1,654,962
4.00%, 12/1/2045	1,031,160	1,060,751
4.00%, 4/1/2046	1,386,324	1,425,103
4.00%, 11/1/2046	865,091	889,290
4.00%, 7/1/2047	458,592	470,957
4.00%, 8/1/2047	1,878,392	1,929,040
4.00%, 1/1/2048	6,702,291	6,883,008
4.00%, 2/1/2048	2,976,343	3,056,595
4.50% 4/1/2023	252,196	260,524
4.50%, 8/1/2023	340	343
4.50%, 4/1/2031	294,159	310,006
4.50%, 4/1/2039	622,029	657,451
4.50%, 4/1/2040	587,684	621,212
4.50%, 10/1/2040	356,280	376,607
4.50%, 2/1/2041	750,574	792,990
4.50%, 5/1/2041	375,419	396,837
4.50%, 1/1/2042	1,257,304	1,328,356
4.50%, 9/1/2043	295,100	310,564
4.50% 12/1/2043	847,675	892,098
4.50%, 1/1/2044	223,029	234,717
4.50%, 2/1/2044	527,665	554,324
4.50% 6/1/2044	1,054,683	1,109,498
4.50%, 9/1/2047	543,016	570,089
4.50%, 11/1/2047	4,000,896	4,200,365
4.50%, 4/1/2048	2,175,000	2,296,205
5.00%, 6/1/2018	1,007	1,022
5.00%, 7/1/2035	574,924	621,099
5.00%, 7/1/2040	263,496	283,757

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 1/1/2042	$821,741	$884,927
5.00%, 3/1/2042	760,502	818,979
5.00%, 12/1/2043	185,276	200,190
5.00%, 7/1/2044	841,011	900,621
5.50%, 7/1/2035	259,539	283,808
5.50% 6/1/2038	98,829	108,194
5.50%, 12/1/2038	262,464	287,411
5.50%, 12/1/2039	427,308	467,799
5.50%, 4/1/2040	506,869	552,295
5.50%, 9/1/2040	36,384	39,832
5.50%, 7/1/2041	470,992	515,742
5.50%, 5/1/2044	5,721,018	6,255,970
6.00%, 2/1/2037	258,687	284,399
6.00%, 10/1/2039	351,742	386,702
6.00%, 4/1/2040	466,512	512,023
6.25%, 5/15/2029	80,000	103,943
6.63%, 11/15/2030	560,000	766,298
7.13%, 1/15/2030	325,000	454,441
7.25%, 5/15/2030	720,000	1,021,781
1.50%, 2/28/2020	1,030,000	1,014,282
Series 2013-M12, Class APT, 2.39%, 3/25/2023 (d)	719,808	704,295
Series 2014-M3, Class A2, 3.47%, 1/25/2024 (d)	400,000	409,609
Series 2016-M4, Class AL, 3.27%, 1/25/2039	292,486	287,663
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (d)	600,000	590,697
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (d)	750,000	727,789
TBA 2.50%, 4/1/2033 (g)	6,550,000	6,417,465
TBA 3.00%, 4/1/2033 (g)	9,025,000	9,013,719
TBA 3.00%, 4/1/2048 (g)	17,875,000	17,432,314
TBA 3.50%, 4/1/2033 (g)	4,900,000	4,994,937
TBA 3.50%, 4/1/2048 (g)	43,725,000	43,813,816
TBA 4.00%, 4/1/2048 (g)	24,850,000	25,498,430
TBA 4.50%, 4/1/2048 (g)	5,375,000	5,627,793
TBA 5.00%, 4/1/2048 (g)	6,500,000	6,941,797
Series 2013-M14, Class APT, VRN 2.52%, 4/25/2023 (d)	768,555	756,017
Series 2014-M2, Class A2, VRN 3.51%, 12/25/2023 (d)	888,000	907,751
Series 2017-M15, Class ATS2, VRN 3.14%, 11/25/2027 (d)	700,000	691,443
Series 2018-M1, Class A2, VRN 2.99%, 12/25/2027 (d)	130,000	127,165
Government National Mortgage Association:
3.00% 12/15/2042	857,021	848,373
3.00% 12/20/2042	1,654,827	1,639,005
3.00%, 2/20/2043	1,521,783	1,507,233
3.00%, 4/20/2043	1,497,072	1,481,624
3.00%, 6/20/2043	1,032,081	1,021,431
3.00%, 12/20/2044	545,470	539,325
3.00%, 3/20/2045	618,794	610,330

Security Description	Principal Amount	Value
3.00%, 4/20/2045	$943,306	$930,404
3.00%, 8/20/2045	1,316,529	1,298,523
3.00%, 1/20/2046	739,975	729,854
3.00%, 4/20/2046	1,482,706	1,460,805
3.00%, 5/20/2046	3,194,231	3,147,049
3.00%, 11/20/2046	1,557,635	1,534,627
3.00%, 1/20/2047	2,679,836	2,640,252
3.00%, 6/20/2047	939,084	924,332
3.00%, 10/20/2047	1,401,904	1,379,882
3.00%, 12/20/2047	3,349,232	3,296,620
3.00%, 1/20/2048	2,489,162	2,450,061
3.00%, 2/20/2048	3,492,534	3,437,672
3.00%, 3/20/2048	5,950,000	5,857,990
3.50%, 2/15/2042	952,344	967,537
3.50%, 6/20/2042	926,796	940,237
3.50%, 4/15/2043	243,007	246,473
3.50%, 4/20/2043	923,862	937,260
3.50%, 7/20/2043	2,297,441	2,332,420
3.50%, 10/20/2043	446,429	453,226
3.50%, 12/20/2043	200,407	203,459
3.50%, 1/20/2044	409,618	415,855
3.50%, 3/20/2044	390,580	396,024
3.50%, 10/20/2044	765,300	775,967
3.50%, 12/20/2044	587,011	595,193
3.50%, 2/20/2045	450,308	456,584
3.50%, 3/20/2045	545,849	552,347
3.50% 4/20/2045	3,426,097	3,466,886
3.50%, 6/20/2045	855,729	865,917
3.50%, 10/20/2045	1,279,097	1,294,325
3.50%, 11/20/2045	314,488	318,232
3.50%, 3/20/2046	2,654,681	2,683,747
3.50%, 4/20/2046	2,314,177	2,339,515
3.50%, 5/20/2046	2,387,115	2,413,251
3.50%, 10/20/2046	1,427,785	1,443,418
3.50%, 6/20/2047	932,227	941,778
3.50%, 8/20/2047	1,352,518	1,366,374
3.50%, 9/20/2047	1,464,441	1,479,444
3.50%, 10/20/2047	934,365	943,937
3.50%, 12/20/2047	6,521,185	6,587,996
3.50%, 1/20/2048	8,135,101	8,218,447
3.50%, 2/20/2048	5,763,023	5,822,067
4.00%, 4/15/2040	860,228	890,449
4.00%, 6/15/2040	56,275	58,252
4.00%, 3/20/2044	150,491	155,717
4.00%, 4/20/2044	224,558	232,357
4.00%, 6/20/2044	324,119	335,376
4.00%, 8/20/2044	334,937	346,569
4.00%, 9/20/2044	334,909	346,540
4.00%, 10/20/2044	307,092	317,757
4.00%, 12/20/2044	747,727	773,696
4.00%, 2/20/2045	529,738	548,137
4.00%, 5/15/2045	797,644	824,570
4.00%, 8/20/2045	549,300	567,801
4.00%, 9/20/2045	850,004	878,633
4.00%, 10/20/2045	784,135	810,545
4.00%, 11/20/2045	2,798,187	2,892,431
4.00%, 5/20/2046	182,530	188,131

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/20/2047	$1,819,573	$1,875,410
4.00%, 4/20/2047	711,372	732,051
4.00%, 6/20/2047	5,074,267	5,221,771
4.00%, 7/20/2047	1,431,901	1,473,525
4.00%, 8/20/2047	2,287,293	2,353,782
4.00%, 9/20/2047	959,853	987,755
4.00%, 2/20/2048	7,710,506	7,934,642
4.50%, 6/15/2039	41,841	43,848
4.50%, 7/15/2039	189,291	198,372
4.50%, 4/15/2040	645,568	675,877
4.50% 6/15/2040	424,993	444,946
4.50%, 3/15/2041	223,886	234,397
4.50%, 6/15/2041	209,511	218,877
4.50%, 9/20/2041	191,590	202,200
4.50%, 12/15/2041	45,119	47,136
4.50%, 1/15/2042	160,838	168,554
4.50%, 10/20/2043	131,509	138,209
4.50%, 4/20/2044	330,708	347,557
4.50%, 11/20/2044	740,371	778,656
4.50%, 12/20/2044	225,050	236,687
4.50%, 8/20/2045	428,770	450,942
4.50%, 9/20/2045	202,900	213,392
4.50%, 10/20/2045	759,651	798,932
4.50%, 4/20/2046	425,008	446,985
4.50%, 9/20/2047	569,472	593,637
4.50%, 11/20/2047	2,445,983	2,549,775
4.50%, 12/20/2047	2,120,416	2,210,393
4.50%, 1/20/2048	2,037,027	2,123,466
5.00%, 12/15/2038	225,365	241,892
5.00% 4/15/2039	474,346	506,384
5.00%, 5/15/2039	72,491	77,387
5.00%, 11/20/2041	1,132,973	1,207,765
5.00%, 5/20/2044	215,179	229,127
5.00%, 11/20/2044	283,939	301,875
5.00%, 4/1/2048 (g)	4,000,000	4,220,625
5.50%, 6/15/2038	318,377	346,213
5.50%, 7/15/2038	335,550	364,888
5.50%, 2/15/2039	58,571	63,692
5.50%, 5/20/2044	346,254	371,269
6.00%, 1/15/2038	34,549	38,448
6.00%, 4/15/2038	106,794	118,073
6.00%, 6/15/2041	157,847	177,089
TBA 3.00%, 4/1/2048 (g)	16,300,000	16,033,851
TBA 3.50%, 4/1/2048 (g)	29,500,000	29,781,172
TBA 4.00%, 4/1/2048 (g)	4,675,000	4,805,754
Tennessee Valley Authority:
2.88%, 9/15/2024	475,000	476,344
4.63%, 9/15/2060	14,000	17,280
5.25%, 9/15/2039	521,000	684,464
5.88%, 4/1/2036	128,000	174,938
7.13%, 5/1/2030	66,000	92,253
Series A, 2.88%, 2/1/2027	236,000	233,635
Series E, 6.75%, 11/1/2025	115,000	144,556

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $719,592,143)		710,294,994

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 37.0%
Treasury Bonds:
2.25%, 8/15/2046	$3,006,000	$2,589,909
2.50%, 2/15/2045	3,399,000	3,103,967
2.50%, 2/15/2046	3,681,800	3,351,727
2.50%, 5/15/2046	2,850,000	2,592,502
2.75%, 8/15/2042	5,251,000	5,075,459
2.75%, 11/15/2042	2,582,000	2,492,818
2.75%, 8/15/2047	7,400,000	7,073,290
2.75%, 11/15/2047 (b)	14,100,000	13,481,151
2.88%, 5/15/2043	1,900,000	1,873,419
2.88%, 8/15/2045	3,700,000	3,634,399
2.88%, 11/15/2046	2,109,700	2,069,468
3.00%, 11/15/2044	1,464,000	1,474,204
3.00%, 5/15/2045	200,000	201,328
3.00%, 11/15/2045	2,900,000	2,917,458
3.00%, 2/15/2047	6,450,000	6,485,604
3.00%, 5/15/2047	10,200,000	10,251,307
3.00%, 2/15/2048	6,550,000	6,587,794
3.13%, 11/15/2041	2,518,000	2,601,799
3.13%, 2/15/2042	2,197,000	2,270,336
3.13%, 2/15/2043	1,240,000	1,278,291
3.13%, 8/15/2044	2,078,000	2,140,444
3.38%, 5/15/2044	2,164,000	2,327,772
3.50%, 2/15/2039	700,000	769,209
3.63%, 8/15/2043	3,950,000	4,423,131
3.63%, 2/15/2044	1,940,000	2,173,828
3.75%, 8/15/2041	150,000	170,970
3.75%, 11/15/2043	3,762,000	4,298,348
3.88%, 8/15/2040	150,000	173,790
4.25%, 11/15/2040	400,000	488,440
4.38%, 2/15/2038	2,235,000	2,750,413
4.38%, 11/15/2039	500,000	619,275
4.38%, 5/15/2040	4,350,000	5,394,479
4.38%, 5/15/2041	1,500,000	1,867,470
4.50%, 2/15/2036	850,000	1,050,498
4.50%, 5/15/2038	5,000,000	6,258,950
4.63%, 2/15/2040	21,470,000	27,477,734
4.75%, 2/15/2037	546,000	698,913
4.75%, 2/15/2041	400,000	522,360
5.25%, 11/15/2028	700,000	860,153
5.25%, 2/15/2029	250,000	308,265
5.38%, 2/15/2031	1,652,000	2,115,816
5.50%, 8/15/2028	452,000	563,658
6.13%, 11/15/2027	1,086,000	1,396,292
6.25%, 8/15/2023	300,000	355,053
6.50%, 11/15/2026	1,054,000	1,360,883
6.88%, 8/15/2025	50,000	64,018
7.13%, 2/15/2023	800,000	967,112
7.50%, 11/15/2024	6,500,000	8,413,730
7.88%, 2/15/2021	172,000	198,380
8.13%, 8/15/2019	170,000	183,716
8.75%, 5/15/2020	38,000	43,138
8.75%, 8/15/2020	345,000	395,946
Treasury Notes:
0.75%, 7/15/2019	500,000	490,865

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
0.75%, 8/15/2019	$200,000	$196,078
0.88%, 7/31/2019	490,000	481,543
1.00%, 9/30/2019	250,000	245,530
1.00%, 10/15/2019	2,100,000	2,061,276
1.00%, 11/15/2019	650,000	637,221
1.00%, 11/30/2019	250,000	244,927
1.13%, 12/31/2019	250,000	245,207
1.13%, 4/30/2020	400,000	390,436
1.13%, 2/28/2021	6,700,000	6,462,150
1.13%, 6/30/2021	400,000	383,764
1.13%, 9/30/2021	999,600	954,938
1.25%, 5/31/2019	1,300,000	1,286,337
1.25%, 8/31/2019	3,200,000	3,156,992
1.25%, 1/31/2020	7,750,000	7,609,337
1.25%, 2/29/2020	1,080,000	1,059,296
1.25%, 3/31/2021	4,105,600	3,969,992
1.25%, 10/31/2021	1,950,000	1,868,958
1.38%, 7/31/2019	7,625,000	7,543,184
1.38%, 9/30/2019	5,300,000	5,232,160
1.38%, 1/15/2020	7,850,000	7,728,561
1.38%, 1/31/2020	16,850,000	16,586,129
1.38%, 2/15/2020	9,100,000	8,949,304
1.38%, 2/29/2020	7,590,000	7,462,412
1.38%, 3/31/2020	3,650,000	3,584,701
1.38%, 4/30/2020	1,015,000	995,745
1.38%, 5/31/2020	400,000	392,008
1.38%, 8/31/2020	4,905,000	4,793,313
1.38%, 9/15/2020	5,850,000	5,715,684
1.38%, 1/31/2021	1,000,000	972,380
1.38%, 4/30/2021	3,624,000	3,513,541
1.38%, 5/31/2021	600,000	580,800
1.38%, 6/30/2023	4,000,000	3,762,960
1.38%, 8/31/2023	3,000,000	2,815,320
1.50%, 5/31/2019	761,400	755,530
1.50%, 10/31/2019	1,000,000	988,390
1.50%, 11/30/2019	2,709,000	2,675,896
1.50%, 4/15/2020	2,600,000	2,558,660
1.50%, 5/15/2020	3,100,000	3,048,292
1.50%, 6/15/2020	3,100,000	3,045,874
1.50%, 7/15/2020	11,250,000	11,042,100
1.50%, 8/15/2020	7,125,000	6,989,198
1.50%, 1/31/2022	850,000	819,213
1.50%, 2/28/2023	5,370,000	5,107,353
1.50%, 3/31/2023	1,796,000	1,706,290
1.50%, 8/15/2026	2,392,000	2,171,697
1.63%, 4/30/2019	640,400	636,769
1.63%, 6/30/2019	5,762,800	5,723,383
1.63%, 7/31/2019	592,000	587,601
1.63%, 8/31/2019	870,600	863,444
1.63%, 12/31/2019	2,700,000	2,670,921
1.63%, 3/15/2020	2,100,000	2,073,498
1.63%, 7/31/2020	250,000	246,015
1.63%, 10/15/2020	9,150,000	8,985,849
1.63%, 11/30/2020	2,000,000	1,961,700
1.63%, 8/15/2022	1,972,000	1,899,056
1.63%, 8/31/2022	9,000,000	8,660,610
1.63%, 11/15/2022	3,964,000	3,805,876

Security Description	Principal Amount	Value
1.63%, 4/30/2023	$1,100,000	$1,050,247
1.63%, 5/31/2023	884,000	843,115
1.63%, 10/31/2023	4,730,000	4,489,432
1.63%, 2/15/2026	4,450,000	4,105,837
1.63%, 5/15/2026	300,000	275,976
1.75%, 9/30/2019	909,600	903,178
1.75%, 11/30/2019	12,950,000	12,842,256
1.75%, 10/31/2020	1,900,000	1,870,797
1.75%, 11/15/2020 (b)	9,825,000	9,672,712
1.75%, 12/31/2020	1,000,000	983,510
1.75%, 3/31/2022	500,000	485,910
1.75%, 5/15/2022	3,432,000	3,330,996
1.75%, 5/31/2022	3,650,000	3,539,697
1.75%, 6/30/2022	8,450,000	8,189,655
1.75%, 9/30/2022	2,470,000	2,387,477
1.75%, 1/31/2023	2,100,000	2,023,203
1.75%, 5/15/2023	3,610,000	3,466,214
1.88%, 12/31/2019	37,100,000	36,854,768
1.88%, 12/15/2020	20,400,000	20,140,307
1.88%, 1/31/2022	5,399,600	5,277,569
1.88%, 2/28/2022	3,750,000	3,662,737
1.88%, 3/31/2022	2,600,000	2,538,068
1.88%, 4/30/2022	4,850,000	4,729,914
1.88%, 7/31/2022	8,200,000	7,980,322
1.88%, 8/31/2022	2,330,000	2,266,368
1.88%, 9/30/2022	14,900,000	14,481,013
1.88%, 10/31/2022	47,000	45,663
1.88%, 8/31/2024	2,150,000	2,051,229
2.00%, 1/31/2020	6,650,000	6,618,745
2.00%, 7/31/2020	634,000	629,302
2.00%, 9/30/2020	400,000	396,620
2.00%, 11/30/2020	3,300,000	3,268,617
2.00%, 1/15/2021	18,300,000	18,114,438
2.00%, 2/28/2021	518,000	512,318
2.00%, 5/31/2021	300,000	296,106
2.00%, 8/31/2021	1,913,600	1,884,972
2.00%, 10/31/2021	2,800,000	2,755,004
2.00%, 11/15/2021	1,103,800	1,086,029
2.00%, 12/31/2021	2,775,000	2,726,410
2.00%, 2/15/2022	780,000	766,202
2.00%, 10/31/2022	34,400,000	33,596,416
2.00%, 11/30/2022	5,045,000	4,924,525
2.00%, 2/15/2023	9,040,000	8,809,209
2.00%, 2/15/2025	456,000	436,378
2.00%, 8/15/2025	200,000	190,612
2.13%, 8/31/2020	994,000	988,791
2.13%, 1/31/2021	650,000	645,378
2.13%, 6/30/2021	1,000,000	990,310
2.13%, 8/15/2021	3,201,600	3,166,895
2.13%, 9/30/2021	475,000	469,585
2.13%, 12/31/2021	809,800	799,734
2.13%, 6/30/2022	500,000	492,110
2.13%, 12/31/2022	3,000,000	2,942,400
2.13%, 11/30/2023	2,000,000	1,948,200
2.13%, 2/29/2024	4,000,000	3,887,920
2.13%, 7/31/2024	2,600,000	2,518,958
2.13%, 9/30/2024	1,550,000	1,499,749

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.13%, 11/30/2024	$7,000,000	$6,764,520
2.13%, 5/15/2025	4,549,000	4,381,279
2.25%, 2/29/2020	5,400,000	5,397,786
2.25%, 3/31/2020 (e)	10,000,000	9,995,600
2.25%, 2/15/2021	6,300,000	6,276,564
2.25%, 3/31/2021	3,083,600	3,070,587
2.25%, 4/30/2021	1,000,000	995,360
2.25%, 7/31/2021	800,000	795,064
2.25%, 12/31/2023	1,854,000	1,817,087
2.25%, 1/31/2024	3,600,000	3,525,948
2.25%, 10/31/2024	10,000,000	9,744,700
2.25%, 11/15/2024	12,344,000	12,024,043
2.25%, 12/31/2024	30,000,000	29,204,999
2.25%, 11/15/2025	1,400,000	1,355,298
2.25%, 2/15/2027	9,176,000	8,821,164
2.25%, 8/15/2027	6,600,000	6,329,070
2.25%, 11/15/2027	19,050,000	18,248,566
2.38%, 12/31/2020	2,542,000	2,542,152
2.38%, 3/15/2021	1,050,000	1,049,632
2.38%, 1/31/2023	14,900,000	14,778,416
2.38%, 8/15/2024	2,955,000	2,905,385
2.38%, 5/15/2027	9,200,000	8,927,588
2.50%, 3/31/2023 (e)	7,300,000	7,277,443
2.50%, 8/15/2023	2,308,000	2,297,314
2.50%, 5/15/2024	9,694,000	9,613,055
2.50%, 1/31/2025	4,150,000	4,103,645
2.63%, 8/15/2020	4,374,000	4,401,906
2.63%, 11/15/2020	11,696,000	11,769,333
2.63%, 2/28/2023	6,550,000	6,570,567
2.75%, 11/15/2023	10,383,000	10,457,758
2.75%, 2/15/2024	4,618,000	4,647,647
2.75%, 2/28/2025	10,000,000	10,042,799
2.75%, 2/15/2028	7,300,000	7,303,942
3.13%, 5/15/2019	3,074,800	3,106,471
3.13%, 5/15/2021	348,400	355,692
3.38%, 11/15/2019	2,142,600	2,180,910
3.50%, 5/15/2020	1,455,000	1,490,211
3.63%, 8/15/2019	68,200	69,484
3.63%, 2/15/2020	1,499,500	1,536,358
3.63%, 2/15/2021	11,356,000	11,746,191

TOTAL U.S. TREASURY OBLIGATIONS (Cost $891,932,513)		879,406,315

MUNICIPAL BONDS & NOTES — 0.5%
CALIFORNIA — 0.2%
California, Bay Area Toll Authority Revenue Series S1-SUB, 7.04%, 4/1/2050	100,000	149,207
California, State General Obligation:
7.30%, 10/1/2039	295,000	430,213
7.35%, 11/1/2039	110,000	160,808
7.50%, 4/1/2034	275,000	396,660
7.55%, 4/1/2039	297,000	452,236
7.63%, 3/1/2040	90,000	137,055
California, State University Series B, 3.90%, 11/1/2047	100,000	101,671

Security Description	Principal Amount	Value
Los Angeles Unified School District/CA 5.75%, 7/1/2034	$150,000	$185,749
Los Angeles, CA, Department of Water & Power Revenue:
6.57%, 7/1/2045	150,000	217,345
6.60%, 7/1/2050	260,000	386,727
Los Angeles, CA, Unified School District, General Obligation Series RY, 6.76%, 7/1/2034	250,000	334,420
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 6.26%, 4/1/2049	235,000	330,119
State of California Department of Water Res. Power Supply Revenue Series P, 2.00%, 5/1/2022	169,000	163,766
University of California:
Series AD, 4.86%, 5/15/2112	200,000	216,864
Series AQ, 4.77%, 5/15/2115	75,000	79,136
Series AX, 3.06%, 7/1/2025	100,000	99,393

		3,841,369

CONNECTICUT — 0.0% (a)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	108,246

GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	175,000	217,383
6.66%, 4/1/2057	100,000	123,104
7.06%, 4/1/2057	300,000	359,793

		700,280

ILLINOIS — 0.1%
Chicago Transit Authority Series B, 6.90%, 12/1/2040	70,000	92,364
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	75,000	94,708
City of Chicago IL:
Series B, 6.31%, 1/1/2044	100,000	100,594
Series B, 7.38%, 1/1/2033	35,000	38,796
Series B, 7.75%, 1/1/2042	50,000	54,443
Sales Tax Securitization Corp. Series B, 3.82%, 1/1/2048	100,000	98,425
State of Illinois:
4.95%, 6/1/2023	150,000	155,049
5.10%, 6/1/2033	420,000	393,679
7.35%, 7/1/2035	500,000	545,735

		1,573,793

KANSAS — 0.0% (a)
Kansas Development Finance Authority Series H, 4.93%, 4/15/2045	50,000	55,021

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts:
4.91%, 5/1/2029	$100,000	$113,353
5.46%, 12/1/2039	50,000	61,625
Commonwealth of Massachusetts Transportation Fund Revenue 5.73%, 6/1/2040	50,000	63,547

		238,525

MISSISSIPPI — 0.0% (a)
Mississippi, State General Obligation 5.25%, 11/1/2034	100,000	118,225

MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri 3.65%, 8/15/2057	15,000	14,505

NEW JERSEY — 0.0% (a)
New Jersey Economic Development Authority:
Series A, 7.43%, 2/15/2029 (h)	275,000	340,059
Series B, 0.01%, 2/15/2020 (h)	120,000	113,556
New Jersey Transportation Trust Revenue Series C, 6.10%, 12/15/2028	100,000	104,540
New Jersey Turnpike Authority Revenue 7.10%, 1/1/2041	325,000	465,202
Rutgers, State University of New Jersey 5.67%, 5/1/2040	205,000	245,879

		1,269,236

NEW YORK — 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	280,257
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	124,087
New York, NY, General Obligation:
5.52%, 10/1/2037	85,000	104,685
Series A2, 5.21%, 10/1/2031	100,000	115,500
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	150,000	203,134
New York, State Dormitory Authority, State Personal Income Tax Revenue 5.63%, 3/15/2039	105,000	127,100
Port Authority of New York & New Jersey:
4.93%, 10/1/2051	50,000	58,404
Series 192, 4.81%, 10/15/2065	150,000	176,672

Security Description	Principal Amount	Value
Series 20, 4.23%, 10/15/2057	$125,000	$131,499

		1,321,338

OHIO — 0.0% (a)
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	100,000	117,185
Ohio, American Municipal Power, Inc. Revenue 8.08%, 2/15/2050	200,000	337,156

		454,341

OREGON — 0.0% (a)
Oregon School Boards Association Series B, 5.68%, 6/30/2028 (h)	100,000	115,132

PENNSYLVANIA — 0.0% (a)
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	94,591
State Public School Building Authority 5.00%, 9/15/2027	95,000	103,374

		197,965

SOUTH CAROLINA — 0.0% (a)
California, State Public Service Authority Series D, 2.39%, 12/1/2023	100,000	94,460

TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue 4.05%, 7/1/2026	10,000	10,373

TEXAS — 0.1%
City of Houston TX:
3.96%, 3/1/2047	700,000	712,663
6.29%, 3/1/2032	100,000	116,738
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	219,978
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	50,000	73,360
San Antonio, TX, Public Service Board Revenue 5.99%, 2/1/2039	75,000	97,610
Texas, State General Obligation 5.52%, 4/1/2039	100,000	128,146
Texas, State Transportation Commission Revenue Series B-BUILD, 5.18%, 4/1/2030	110,000	128,748
University of Texas System Series A, 3.35%, 8/15/2047	100,000	95,362

		1,572,605

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
WASHINGTON — 0.0% (a)
Washington, State General Obligation 5.14%, 8/1/2040	$200,000	$239,692

WISCONSIN — 0.0% (a)
State of Wisconsin Series C, 3.15%, 5/1/2027	100,000	98,429

TOTAL MUNICIPAL BONDS & NOTES (Cost $11,518,992)		12,023,535

MORTGAGE-BACKED SECURITIES — 1.0%
BANK 2017-BNK7 Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	300,000	292,446
BENCHMARK 2018-B2 Mortgage Trust Series 2018-B2, Class A5, 3.88%, 2/15/2051	195,000	200,488
CD 2017-CD6 Mortgage Trust Series 2017-CD6, Class A5, 3.46%, 11/13/2050	255,000	252,689
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, 3.02%, 9/10/2045	500,000	496,936
Series 2014-GC25, Class A3, 3.37%, 10/10/2047	500,000	500,089
Citigroup Commercial Mortgage Trust 2015-GC33 Series 2015-GC33, Class A4, 3.78%, 9/10/2058	1,200,000	1,222,448
Citigroup Commercial Mortgage Trust 2017-P8 Series 2017-P8, Class A4, 3.47%, 9/15/2050	500,000	496,247
COMM 2012-CCRE3 Mortgage Trust Series 2012-CR3, Class A3, 2.82%, 10/15/2045	500,000	492,637
COMM 2015-LC21 Mortgage Trust Series 2015-LC21, Class A3, 3.45%, 7/10/2048	455,000	455,537
COMM 2017-COR2 Mortgage Trust Series 2017-COR2, Class A3, 3.51%, 9/10/2050	650,000	645,378
COMM Mortgage Trust: Series 2012-LC4, Class AM, 4.06%, 12/10/2044	1,500,000	1,533,410
Series 2014-UBS3, Class A4, 3.82%, 6/10/2047	500,000	512,708
Commercial Mortgage Pass Through Certificates Series 2014-CR14, Class A3, 3.96%, 2/10/2047	500,000	516,063
CSAIL 2017-CX10 Commercial Mortgage Trust Series 2017-CX10, Class A5, 3.46%, 11/15/2050	500,000	495,255

Security Description	Principal Amount	Value
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A1, 1.72%, 8/15/2048	$589,985	$583,030
GS Mortgage Securities Corp. II Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,600,000	1,593,754
GS Mortgage Securities Trust 2017-GS7 Series 2017-GS7, Class A4, 3.43%, 8/10/2050	500,000	494,289
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C6, Class ASB, 3.14%, 5/15/2045	202,523	203,297
Series 2013-C10, Class A5, 3.14%, 12/15/2047	500,000	498,950
Series 2014-C20, Class A2, 2.87%, 7/15/2047	900,000	900,062
JPMBB Commercial Mortgage
Securities Trust Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,500,000	1,533,355
JPMBB Commercial Mortgage Securities Trust 2014-C22 Series 2014-C22, Class A3A1, 3.54%, 9/15/2047	500,000	505,291
JPMDB Commercial Mortgage Securities Trust 2017-C7 Series 2017-C7, Class A5, 3.41%, 10/15/2050	500,000	494,816
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C21, Class A2, 2.93%, 3/15/2048	350,000	350,189
Series 2015-C23, Class A3, 3.45%, 7/15/2050	500,000	499,091
Series 2013-C10, Class A3, VRN 3.97%, 7/15/2046 (d).	500,000	517,567
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 Series 2013-C11, Class A3, 3.96%, 8/15/2046	500,000	516,520
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 Series 2015-C26, Class A5, 3.53%, 10/15/2048	1,000,000	1,003,424
Morgan Stanley Capital I 2017-HR2 Series 2017-HR2, Class A4, 3.59%, 12/15/2050	750,000	750,990
Morgan Stanley Capital I Trust 2015-UBS8 Series 2015-UBS8, Class A3, 3.54%, 12/15/2048	500,000	503,721
UBS Commercial Mortgage Trust 2017-C4 Series 2017-C4, Class A4, 3.56%, 10/15/2050	325,000	324,047

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
UBS Commercial Mortgage Trust 2017-C7 Series 2017-C7, Class A4, 3.68%, 12/15/2050	$500,000	$502,590
Wells Fargo Commercial Mortgage Trust Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,335,000	1,363,487
Wells Fargo Commercial Mortgage Trust 2014-LC16 Series 2014-LC16, Class AS, 4.02%, 8/15/2050	500,000	509,933
Wells Fargo Commercial Mortgage Trust 2015-LC22 Series 2015-LC22, Class ASB, 3.57%, 9/15/2058	543,000	551,612
Wells Fargo Commercial Mortgage Trust 2017-C41 Series 2017-C41, Class A4, 3.47%, 11/15/2050	300,000	297,840
WFRBS Commercial Mortgage Trust Series 2012-C9, Class A3, 2.87%, 11/15/2045	198,875	196,189
WFRBS Commercial Mortgage Trust 2014-C19 Series 2014-C19, Class AS, 4.27%, 3/15/2047	638,000	663,319
WFRBS Commercial Mortgage Trust 2014-C20 Series 2014-C20, Class A3, 3.64%, 5/15/2047	500,000	506,737
WFRBS Commercial Mortgage Trust 2014-LC14 Series 2014-LC14, Class B, VRN, 4.91%, 3/15/2047 (d)	500,000	525,778

TOTAL MORTGAGE-BACKED SECURITIES (Cost $25,062,541)		24,502,209

	Shares
SHORT-TERM INVESTMENTS — 11.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (i) (j)	244,459,212	244,459,212
State Street Navigator Securities Lending Government Money Market Portfolio (i) (k)	30,317,640	30,317,640

TOTAL SHORT-TERM INVESTMENTS (Cost $274,776,852)		274,776,852

TOTAL INVESTMENTS — 111.1% (Cost $2,676,230,366)		2,645,169,202

LIABILITIES IN EXCESS OF OTHER ASSETS — (11.1)%		(264,650,092)

NET ASSETS — 100.0%		$2,380,519,110

(a)	Amount shown represents less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable rate security - Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	When-issued security.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2018. Maturity date shown is the final maturity.
(g)	Security, or a portion of the security has been designated as collateral for TBA securities.
(h)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(i)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at March 31, 2018.
(k)	Investment of cash collateral for securities loaned.

BKNT = Bank Notes

CMT = Constant Maturity Treasury

EMTN = Euro Medium Term Note

GMTN = Global Medium Term Note

IO = Interest Only

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

REIT = Real Estate Investment Trust

VRN = Variable Rate Note

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$859,347	$—	$859,347
Aerospace & Defense	—	10,313,629	—	10,313,629
Agriculture	—	7,588,320	—	7,588,320
Airlines	—	1,847,038	—	1,847,038
Apparel	—	400,458	—	400,458
Auto Manufacturers	—	14,177,690	—	14,177,690
Auto Parts & Equipment	—	407,149	—	407,149
Banks	—	136,734,116	—	136,734,116
Beverages	—	16,674,366	—	16,674,366
Biotechnology	—	10,631,561	—	10,631,561
Chemicals	—	9,532,835	—	9,532,835
Commercial Services	—	4,270,015	—	4,270,015
Construction Materials	—	2,871,365	—	2,871,365
Distribution & Wholesale	—	167,533	—	167,533
Diversified Financial Services	—	21,686,318	—	21,686,318
Electric	—	43,268,618	—	43,268,618
Electrical Components & Equipment	—	333,479	—	333,479
Electronics	—	5,633,189	—	5,633,189
Engineering & Construction	—	565,072	—	565,072
Environmental Control	—	1,464,576	—	1,464,576
Food	—	8,447,297	—	8,447,297
Forest Products & Paper	—	1,218,254	—	1,218,254
Gas	—	2,922,664	—	2,922,664
Hand & Machine Tools	—	191,238	—	191,238
Health Care Products	—	10,428,967	—	10,428,967
Health Care Services	—	12,060,328	—	12,060,328
Holding Companies-Divers	—	102,820	—	102,820
Home Builders	—	278,384	—	278,384
Home Furnishings	—	799,062	—	799,062
Household Products	—	3,134,586	—	3,134,586
Household Products & Wares	—	930,063	—	930,063
Housewares	—	1,010,718	—	1,010,718
Insurance	—	20,897,398	—	20,897,398
Internet	—	8,417,813	—	8,417,813
Investment Company Security	—	886,172	—	886,172
Iron/Steel	—	1,112,995	—	1,112,995
IT Services	—	16,223,745	—	16,223,745
Leisure Time	—	648,540	—	648,540
Lodging	—	685,892	—	685,892
Machinery, Construction & Mining	—	2,599,330	—	2,599,330
Machinery-Diversified	—	3,975,000	—	3,975,000
Media	—	21,977,757	—	21,977,757
Metal Fabricate & Hardware	—	166,280	—	166,280
Mining	—	5,382,751	—	5,382,751
Miscellaneous Manufacturer	—	6,958,693	—	6,958,693
Office & Business Equipment	—	873,650	—	873,650
Oil & Gas	—	43,889,539	—	43,889,539
Oil & Gas Services	—	3,305,985	—	3,305,985
Packaging & Containers	—	1,466,553	—	1,466,553

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Pharmaceuticals	$—	$27,018,820	$—	$27,018,820
Pipelines	—	24,165,191	—	24,165,191
Real Estate	—	105,214	—	105,214
Real Estate Investment Trusts	—	22,041,978	—	22,041,978
Retail	—	19,034,860	—	19,034,860
Semiconductors	—	9,326,725	—	9,326,725
Shipbuilding	—	152,546	—	152,546
Software	—	17,745,321	—	17,745,321
Telecommunications	—	31,208,642	—	31,208,642
Textiles	—	232,116	—	232,116
Toys/Games/Hobbies	—	78,082	—	78,082
Transportation	—	12,797,883	—	12,797,883
Trucking & Leasing	—	243,070	—	243,070
Water	—	934,714	—	934,714
Asset-Backed Securities
Automobile	—	4,742,134	—	4,742,134
Credit Card	—	6,258,500	—	6,258,500
Foreign Government Obligations	—	97,660,353	—	97,660,353
U.S. Government Agency Obligations	—	710,294,994	—	710,294,994
U.S. Treasury Obligations	—	879,406,315	—	879,406,315
Municipal Bonds & Notes	—	12,023,535	—	12,023,535
Mortgage-Backed Securities	—	24,502,209	—	24,502,209
Short-Term Investments	274,776,852	—	—	274,776,852

TOTAL INVESTMENTS	$274,776,852	$2,370,392,350	$—	$2,645,169,202

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	13,219,074	$13,219,074	$465,433,975	$234,193,837	$—	$—	244,459,212	$244,459,212	$916,901	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,700,520	2,700,520	390,386,805	362,769,685	—	—	30,317,640	30,317,640	71,034	—

Total		$15,919,594	$855,820,780	$596,963,522	$—	$—		$274,776,852	$987,935	$—

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.1%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc.:
3.75%, 2/15/2023	$529,000	$531,005
4.20%, 4/15/2024	421,000	429,117
Omnicom Group, Inc.:
3.60%, 4/15/2026	1,173,000	1,136,203
3.63%, 5/1/2022	1,662,000	1,675,745
3.65%, 11/1/2024	868,000	860,414
4.45%, 8/15/2020	880,000	906,303
6.25%, 7/15/2019	291,000	303,009
WPP Finance 2010:
3.63%, 9/7/2022 (a)	739,000	739,421
3.75%, 9/19/2024	909,500	896,330
4.75%, 11/21/2021	713,000	743,581

		8,221,128

AEROSPACE & DEFENSE — 1.5%
Boeing Capital Corp. 4.70%, 10/27/2019	50,000	51,638
Boeing Co.:
1.65%, 10/30/2020	294,000	286,444
1.88%, 6/15/2023	450,000	423,396
2.13%, 3/1/2022	272,000	264,933
2.25%, 6/15/2026	255,000	235,699
2.35%, 10/30/2021	260,000	255,954
2.60%, 10/30/2025	250,000	238,598
2.80%, 3/1/2023 (a)	825,000	816,478
2.80%, 3/1/2027	587,000	562,469
2.85%, 10/30/2024	522,000	511,033
3.25%, 3/1/2028	725,000	717,511
4.88%, 2/15/2020	405,000	422,067
Embraer Netherlands Finance B.V.:
5.05%, 6/15/2025	1,312,000	1,355,939
5.40%, 2/1/2027	1,315,000	1,391,073
Embraer SA 5.15%, 6/15/2022	20,000	20,911
General Dynamics Corp.:
1.88%, 8/15/2023	645,000	602,753
2.13%, 8/15/2026	959,000	867,598
2.25%, 11/15/2022	1,406,000	1,353,795
2.38%, 11/15/2024	662,000	626,199
3.88%, 7/15/2021	2,000	2,059
Harris Corp.:
2.70%, 4/27/2020	435,000	431,028
3.83%, 4/27/2025	307,000	310,082
4.40%, 12/15/2020	275,000	283,489
5.55%, 10/1/2021	970,000	1,034,835
L3 Technologies, Inc.:
3.85%, 12/15/2026	770,000	760,660
3.95%, 5/28/2024	258,000	259,690
4.75%, 7/15/2020	821,000	847,789
4.95%, 2/15/2021	561,000	584,590
5.20%, 10/15/2019	1,049,000	1,082,967

Security Description	Principal Amount	Value
Lockheed Martin Corp.:
2.50%, 11/23/2020	$1,339,000	$1,326,239
2.90%, 3/1/2025	425,000	406,377
3.10%, 1/15/2023	457,000	454,838
3.35%, 9/15/2021	1,080,000	1,090,843
3.55%, 1/15/2026	931,000	925,554
4.25%, 11/15/2019	2,236,000	2,288,277
Northrop Grumman Corp.:
2.08%, 10/15/2020	1,915,000	1,873,023
2.55%, 10/15/2022	1,600,000	1,550,720
2.93%, 1/15/2025	1,309,000	1,255,252
3.20%, 2/1/2027	800,000	765,704
3.25%, 8/1/2023	986,000	980,350
3.25%, 1/15/2028	1,219,000	1,164,060
3.50%, 3/15/2021	438,000	443,663
5.05%, 8/1/2019	452,000	466,545
Raytheon Co.:
2.50%, 12/15/2022	2,020,000	1,972,732
3.13%, 10/15/2020	976,000	981,358
3.15%, 12/15/2024	225,000	224,960
4.40%, 2/15/2020	125,000	128,661
7.20%, 8/15/2027	155,000	198,848
Rockwell Collins, Inc.:
1.95%, 7/15/2019	315,000	311,403
2.80%, 3/15/2022	1,321,000	1,287,513
3.20%, 3/15/2024	802,000	780,218
3.50%, 3/15/2027	1,496,000	1,442,623
3.70%, 12/15/2023	542,000	550,818
5.25%, 7/15/2019	117,000	120,463
Spirit AeroSystems, Inc. 3.85%, 6/15/2026	385,000	380,576
United Technologies Corp.:
1.50%, 11/1/2019	651,000	638,253
1.90%, 5/4/2020	885,000	867,495
1.95%, 11/1/2021	1,193,000	1,144,159
2.30%, 5/4/2022	562,000	540,644
2.65%, 11/1/2026	1,205,000	1,107,781
2.80%, 5/4/2024	1,163,000	1,110,793
3.10%, 6/1/2022	1,786,000	1,771,069
3.13%, 5/4/2027 (a)	816,000	770,467
4.50%, 4/15/2020	708,000	731,555

		48,655,511

AGRICULTURE — 1.2%
Altria Group, Inc.:
2.63%, 1/14/2020	1,207,000	1,199,818
2.63%, 9/16/2026	785,000	724,123
2.85%, 8/9/2022	2,333,000	2,284,427
2.95%, 5/2/2023	250,000	243,855
4.00%, 1/31/2024	1,074,000	1,097,789
4.75%, 5/5/2021	991,000	1,034,842
9.25%, 8/6/2019	1,001,000	1,083,843
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (a)	1,527,000	1,407,497
4.48%, 3/1/2021	186,000	193,810
BAT Capital Corp.:
2.30%, 8/14/2020 (b)	2,219,000	2,175,419
2.76%, 8/15/2022 (a) (b)	2,458,000	2,379,123

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.22%, 8/15/2024 (b)	$2,680,000	$2,581,135
3.56%, 8/15/2027 (b)	3,063,000	2,937,111
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	538,000	518,422
3.25%, 8/15/2026	780,000	731,788
3.50%, 11/24/2020	637,000	640,268
3.75%, 9/25/2027	532,000	514,141
8.50%, 6/15/2019	412,000	437,696
Philip Morris International, Inc.:
1.88%, 11/1/2019	888,000	875,754
1.88%, 2/25/2021	1,082,000	1,046,186
2.00%, 2/21/2020	921,000	907,341
2.13%, 5/10/2023	359,000	337,259
2.38%, 8/17/2022	1,018,000	980,273
2.50%, 8/22/2022	768,000	742,618
2.50%, 11/2/2022	993,000	959,198
2.63%, 2/18/2022	492,000	481,870
2.63%, 3/6/2023	274,000	264,700
2.75%, 2/25/2026 (a)	678,000	637,842
2.90%, 11/15/2021	828,000	819,952
3.13%, 8/17/2027	450,000	432,990
3.25%, 11/10/2024	669,000	657,005
3.38%, 8/11/2025	1,038,000	1,023,665
3.60%, 11/15/2023	383,000	387,864
4.13%, 5/17/2021	487,000	501,138
4.50%, 3/26/2020	1,107,000	1,139,834
Reynolds American, Inc.:
3.25%, 6/12/2020	805,000	806,513
4.00%, 6/12/2022	1,204,000	1,225,142
4.45%, 6/12/2025	2,381,000	2,448,787
4.85%, 9/15/2023	480,000	506,184
6.88%, 5/1/2020	630,000	676,248
8.13%, 6/23/2019	842,000	893,455

		40,936,925

AIRLINES — 0.4%
American Airlines 2013-1 Pass Through Trust, Class A 4.00%, 1/15/2027	445,758	448,495
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	1,255,497	1,302,729
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	166,140	164,035
American Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.58%, 7/15/2029	120,657	118,787
American Airlines 2016-3 Pass Through Trust, Class AA 3.00%, 4/15/2030	429,795	404,918
American Airlines 2017-1 Pass Through Trust, Class AA Series AA, 3.65%, 2/15/2029	472,812	467,337
American Airlines 2017-2 Pass Through Trust, Class AA Series AA, 3.35%, 4/15/2031	737,000	709,414

Security Description	Principal Amount	Value
Continental Airlines 2007-1 Pass Through Trust, Class A Series 071A, 5.98%, 10/19/2023	$237,252	$253,466
Continental Airlines 2009-2 Pass Through Trust, Class A Series A, 7.25%, 5/10/2021	190,264	201,314
Continental Airlines 2012-1 Pass Through Trust, Class A Series A, 4.15%, 10/11/2025	98,872	100,460
Continental Airlines 2012-2 Pass Through Trust, Class A Series 2-A, 4.00%, 4/29/2026	950,542	958,593
Delta Air Lines 2007-1 Pass Through Trust, Class A Series 071A, 6.82%, 2/10/2024	138,490	153,533
Delta Air Lines, Inc.:
2.60%, 12/4/2020	1,947,000	1,910,338
2.88%, 3/13/2020	808,000	802,562
3.63%, 3/15/2022	1,091,000	1,088,927
Latam Airlines 2015-1 Pass Through Trust A 4.20%, 8/15/2029	28,287	27,842
Southwest Airlines Co.:
2.65%, 11/5/2020	380,000	376,614
2.75%, 11/6/2019	188,000	187,705
2.75%, 11/16/2022	95,000	93,187
3.00%, 11/15/2026	365,000	345,352
3.45%, 11/16/2027	545,000	528,884
United Airlines 2013-1 Pass Through Trust, Class A Series A, 4.30%, 2/15/2027	129,903	133,026
United Airlines 2014-1 Pass Through Trust, Class A Series A, 4.00%, 10/11/2027	335,517	337,913
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	312,912	310,431
United Airlines 2015-1 Pass Through Trust, Class AA 3.45%, 6/1/2029	35,244	34,584
United Airlines 2016-1 Pass Through Trust, Class A Series A, 3.45%, 1/7/2030	604,618	587,295
US Airways 2013-1 Pass Through Trust, Class A 3.95%, 5/15/2027	132,129	132,908

		12,180,649

APPAREL — 0.1%
NIKE, Inc.:
2.25%, 5/1/2023	637,000	615,762
2.38%, 11/1/2026	865,000	797,340
Ralph Lauren Corp. 2.63%, 8/18/2020	537,000	534,422
VF Corp. 3.50%, 9/1/2021	517,000	525,810

		2,473,334

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 2.5%
American Honda Finance Corp.:
Series A, 2.15%, 3/13/2020	$201,000	$198,560
Series GMTN, 1.70%, 9/9/2021	665,000	636,731
Series GMTN, 2.30%, 9/9/2026 (a)	321,000	295,439
Series GMTN, 2.65%, 2/12/2021	1,200,000	1,192,272
Series GMTN, 3.50%, 2/15/2028	850,000	855,601
Series MTN, 1.20%, 7/12/2019	1,031,000	1,012,380
Series MTN, 1.65%, 7/12/2021	766,000	735,207
Series MTN, 1.95%, 7/20/2020	873,000	855,313
Series MTN, 2.00%, 11/13/2019	535,000	529,372
Series MTN, 2.00%, 2/14/2020	452,000	445,274
Series MTN, 2.25%, 8/15/2019	804,000	799,297
Series MTN, 2.45%, 9/24/2020	887,000	878,210
Series MTN, 2.60%, 11/16/2022	309,000	302,962
Series MTN, 2.90%, 2/16/2024	675,000	661,297
Ford Motor Co. 4.35%, 12/8/2026	1,465,000	1,449,207
Ford Motor Credit Co. LLC:
1.90%, 8/12/2019	897,000	883,025
2.34%, 11/2/2020	1,269,000	1,235,473
2.43%, 6/12/2020	847,000	830,966
2.46%, 3/27/2020	872,000	858,362
2.60%, 11/4/2019	1,490,000	1,477,961
2.68%, 1/9/2020	895,000	886,560
2.98%, 8/3/2022	755,000	731,618
3.10%, 5/4/2023 (a)	993,000	953,916
3.16%, 8/4/2020	1,398,000	1,390,199
3.20%, 1/15/2021	1,459,000	1,448,057
3.22%, 1/9/2022	438,000	430,642
3.34%, 3/18/2021	1,755,000	1,744,452
3.34%, 3/28/2022	676,000	665,421
3.47%, 4/5/2021	405,000	405,085
3.66%, 9/8/2024	744,000	717,499
3.81%, 1/9/2024	882,000	865,348
3.82%, 11/2/2027 (a)	967,000	909,696
4.13%, 8/4/2025	1,367,000	1,346,331
4.25%, 9/20/2022	1,079,000	1,096,965
4.38%, 8/6/2023	1,049,000	1,066,350
5.75%, 2/1/2021	1,229,000	1,299,581
5.88%, 8/2/2021	1,598,000	1,704,699
8.13%, 1/15/2020	1,307,000	1,416,069
Series GMTN, 4.39%, 1/8/2026	1,118,000	1,113,595

Security Description	Principal Amount	Value
General Motors Co.:
4.00%, 4/1/2025	$117,000	$115,198
4.20%, 10/1/2027	456,000	446,821
4.88%, 10/2/2023	203,000	212,169
General Motors Financial Co., Inc.:
2.35%, 10/4/2019	571,000	564,759
2.40%, 5/9/2019	1,035,000	1,027,950
2.45%, 11/6/2020	1,030,000	1,006,104
2.65%, 4/13/2020	1,378,000	1,360,568
3.15%, 1/15/2020	821,000	819,908
3.15%, 6/30/2022	1,369,000	1,336,428
3.20%, 7/13/2020	1,719,000	1,714,049
3.20%, 7/6/2021	1,671,000	1,652,350
3.25%, 1/5/2023	680,000	663,850
3.45%, 1/14/2022	1,401,000	1,390,534
3.45%, 4/10/2022	1,545,000	1,531,528
3.50%, 7/10/2019	480,000	482,549
3.50%, 11/7/2024	806,000	778,016
3.70%, 11/24/2020	904,000	910,726
3.70%, 5/9/2023	2,091,000	2,075,485
3.85%, 1/5/2028	317,000	301,308
3.95%, 4/13/2024	1,350,000	1,341,184
4.00%, 1/15/2025	1,132,000	1,118,801
4.00%, 10/6/2026	707,000	687,162
4.20%, 3/1/2021	956,000	973,866
4.25%, 5/15/2023	451,000	457,855
4.30%, 7/13/2025	1,026,000	1,026,893
4.35%, 1/17/2027	898,000	892,675
4.38%, 9/25/2021	684,000	701,722
5.25%, 3/1/2026	1,266,000	1,337,428
PACCAR Financial Corp.:
Series MTN, 1.95%, 2/27/2020	578,000	570,035
Series MTN, 2.05%, 11/13/2020	696,000	681,767
Series MTN, 2.20%, 9/15/2019	495,000	492,500
Series MTN, 2.30%, 8/10/2022	555,000	537,517
Series MTN, 2.80%, 3/1/2021	900,000	896,769
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	922,000	906,658
Series GMTN, 1.90%, 4/8/2021	946,000	918,661
Series GMTN, 2.20%, 1/10/2020	607,000	601,622
Series GMTN, 2.70%, 1/11/2023 (a)	742,000	727,798
Series GMTN, 2.80%, 7/13/2022	843,000	834,460
Series GMTN, 3.05%, 1/11/2028	642,000	622,458
Series MTN, 1.55%, 10/18/2019	669,000	657,915
Series MTN, 2.13%, 7/18/2019	1,044,000	1,037,506
Series MTN, 2.15%, 9/8/2022	540,000	519,761

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.60%, 1/11/2022	$1,375,000	$1,356,603
Series MTN, 2.63%, 1/10/2023	400,000	391,220
Series MTN, 2.75%, 5/17/2021	762,000	757,489
Series MTN, 2.90%, 4/17/2024	1,100,000	1,078,308
Series MTN, 3.20%, 1/11/2027	590,000	581,545
Series MTN, 3.30%, 1/12/2022	2,439,000	2,466,976
Series MTN, 3.40%, 9/15/2021	714,000	723,475
Series MTN, 4.25%, 1/11/2021	450,000	465,718
Series MTN, 4.50%, 6/17/2020	740,000	766,070

		81,845,709

AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC:
3.15%, 11/19/2020	200,000	199,868
4.25%, 1/15/2026	1,739,000	1,775,536
BorgWarner, Inc. 3.38%, 3/15/2025 (a)	400,000	395,688
Delphi Corp. 4.15%, 3/15/2024	291,000	298,642
Harman International Industries, Inc. 4.15%, 5/15/2025	389,000	393,789
Lear Corp.:
3.80%, 9/15/2027	780,000	749,907
5.25%, 1/15/2025	559,000	592,597
Magna International, Inc.:
3.63%, 6/15/2024	325,000	328,071
4.15%, 10/1/2025	175,000	180,266

		4,914,364

BANKS — 28.3%
Australia & New Zealand Banking Group, Ltd.:
2.05%, 9/23/2019	566,000	559,599
2.55%, 11/23/2021	700,000	683,690
2.63%, 5/19/2022	267,000	260,175
Series MTN, 1.60%, 7/15/2019	904,000	890,341
Series MTN, 2.13%, 8/19/2020	400,000	391,876
Series MTN, 2.25%, 6/13/2019	1,272,000	1,264,317
Series MTN, 2.25%, 11/9/2020	1,387,000	1,359,551
Series MTN, 2.30%, 6/1/2021	2,057,000	2,004,094
Series MTN, 2.63%, 11/9/2022	945,000	917,217
Series MTN, 2.70%, 11/16/2020	879,000	870,764

Security Description	Principal Amount	Value
Series MTN, 3.70%, 11/16/2025 (a)	$353,000	$358,697
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	1,897,000	1,888,995
Banco Santander SA:
3.13%, 2/23/2023	1,111,000	1,076,526
3.50%, 4/11/2022	1,672,000	1,664,861
4.25%, 4/11/2027	964,000	960,462
5.18%, 11/19/2025	1,368,000	1,427,248
Bancolombia SA 5.95%, 6/3/2021	573,000	608,555
Bank of America Corp.:
4.10%, 7/24/2023 (a)	1,053,000	1,088,623
5.70%, 1/24/2022	695,000	758,141
6.22%, 9/15/2026	51,000	57,612
7.63%, 6/1/2019	140,000	147,580
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (c)	2,334,000	2,298,990
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	4,250,000	4,268,828
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	3,900,000	3,792,243
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	1,843,000	1,803,486
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	1,546,000	1,519,332
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (b) (c)	6,000,000	5,882,220
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (b) (c)	4,948,000	4,737,809
Series GMTN, 2.63%, 4/19/2021	2,165,000	2,132,698
Series GMTN, 3.30%, 1/11/2023	4,176,000	4,165,393
Series GMTN, 3.50%, 4/19/2026	2,112,000	2,075,505
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (c)	2,105,000	2,067,405
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (c)	1,255,000	1,222,659
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	2,239,000	2,173,554
Series L, 2.25%, 4/21/2020	2,053,000	2,021,712
Series L, 3.95%, 4/21/2025	2,326,000	2,304,415
Series L, 4.18%, 11/25/2027	1,515,000	1,500,320
Series MTN, 2.15%, 11/9/2020	306,000	299,810

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.50%, 10/21/2022	$2,386,000	$2,290,512
Series MTN, 2.63%, 10/19/2020	2,317,000	2,295,035
Series MTN, 3.25%, 10/21/2027	1,314,000	1,241,349
Series MTN, 3.88%, 8/1/2025	3,943,000	3,972,217
Series MTN, 4.00%, 4/1/2024	3,107,000	3,174,018
Series MTN, 4.00%, 1/22/2025	1,586,000	1,582,035
Series MTN, 4.13%, 1/22/2024	1,820,000	1,875,765
Series MTN, 4.20%, 8/26/2024	2,582,000	2,617,115
Series MTN, 4.25%, 10/22/2026	1,595,000	1,605,910
Series MTN, 4.45%, 3/3/2026	1,667,000	1,700,590
Series MTN, 5.00%, 5/13/2021	2,213,000	2,330,953
Series MTN, 5.63%, 7/1/2020	57,000	60,174
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (c)	2,094,000	2,047,890
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	2,750,000	2,755,527
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	1,651,000	1,587,734
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (c)	1,286,000	1,273,140
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	2,533,000	2,507,949
Bank of Montreal:
3 Month USD LIBOR + 1.43%, 3.80%, 12/15/2032 (a) (c)	1,699,000	1,614,339
Series MTN, 1.50%, 7/18/2019	1,364,000	1,340,226
Series MTN, 1.75%, 9/11/2019	1,005,000	990,277
Series MTN, 1.90%, 8/27/2021	1,479,000	1,420,594
Series MTN, 2.10%, 12/12/2019	563,000	555,743
Series MTN, 2.10%, 6/15/2020	1,344,000	1,319,257
Series MTN, 2.35%, 9/11/2022	774,000	744,642
Series MTN, 2.55%, 11/6/2022	1,088,000	1,054,261
Bank of New York Mellon Corp:
Series MTN, 2.95%, 1/29/2023 (a)	942,000	930,272
Series MTN, 3.40%, 1/29/2028	720,000	703,764
Bank of New York Mellon Corp.:

Security Description	Principal Amount	Value
3.40%, 5/15/2024	$440,000	$439,657
3.55%, 9/23/2021	1,125,000	1,143,090
Series 0012, 3.65%, 2/4/2024	699,000	706,626
Series G, 2.15%, 2/24/2020	935,000	922,938
Series G, 3.00%, 2/24/2025	962,000	931,004
Series MTN, 2.05%, 5/3/2021	932,000	904,748
Series MTN, 2.20%, 8/16/2023	978,000	922,156
Series MTN, 2.30%, 9/11/2019	2,819,000	2,799,098
Series MTN, 2.45%, 11/27/2020	794,000	781,757
Series MTN, 2.45%, 8/17/2026	765,000	696,838
Series MTN, 2.50%, 4/15/2021	487,000	478,911
Series MTN, 2.60%, 8/17/2020	1,792,000	1,778,488
Series MTN, 2.60%, 2/7/2022	1,301,000	1,275,774
Series MTN, 2.80%, 5/4/2026	1,140,000	1,073,071
Series MTN, 3.25%, 9/11/2024	301,000	297,644
Series MTN, 3.25%, 5/16/2027	1,508,000	1,455,235
Series MTN, 3.95%, 11/18/2025	300,000	307,305
Series MTN, 4.15%, 2/1/2021	250,000	256,970
Series MTN, 4.60%, 1/15/2020	184,000	189,494
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (c)	924,000	899,033
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	804,000	787,100
Bank of Nova Scotia:
1.65%, 6/14/2019	1,344,000	1,326,219
2.35%, 10/21/2020	2,709,000	2,665,791
2.70%, 3/7/2022 (a)	1,557,000	1,527,837
2.80%, 7/21/2021	944,000	937,637
4.38%, 1/13/2021	235,000	243,171
4.50%, 12/16/2025	611,000	623,391
Series BKNT, 2.05%, 6/5/2019	426,000	422,456
Series BKNT, 2.15%, 7/14/2020	1,141,000	1,120,154
Series BKNT, 2.45%, 3/22/2021	1,312,000	1,290,811
Series BKNT, 2.45%, 9/19/2022	637,000	617,259
Series BKNT, 2.50%, 1/8/2021	2,402,000	2,366,739
Bank One Corp.:
7.63%, 10/15/2026	604,000	745,789
8.00%, 4/29/2027	457,000	589,663
Barclays Bank PLC:
5.14%, 10/14/2020	781,000	805,539

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3.75%, 5/15/2024	$22,000	$22,066
Series BKNT, 5.13%, 1/8/2020	597,000	617,740
Series BKNT, 6.75%, 5/22/2019	138,000	143,986
Barclays PLC:
2.65%, 1/11/2021	1,879,000	1,848,748
2.75%, 11/8/2019	1,304,000	1,293,724
2.88%, 6/8/2020 (a)	923,000	914,019
3.20%, 8/10/2021	1,967,000	1,942,471
3.25%, 1/12/2021	1,322,000	1,315,284
3.65%, 3/16/2025	1,946,000	1,877,345
3.68%, 1/10/2023	2,208,000	2,188,261
4.34%, 1/10/2028 (a)	104,000	103,117
4.38%, 9/11/2024 (a)	1,228,000	1,199,731
4.38%, 1/12/2026	1,962,000	1,971,928
4.84%, 5/9/2028	2,041,000	2,003,344
5.20%, 5/12/2026	2,117,000	2,138,107
BB&T Corp.:
5.25%, 11/1/2019	255,000	264,208
Series MTN, 2.05%, 5/10/2021 (a)	1,233,000	1,193,754
Series MTN, 2.15%, 2/1/2021	399,000	391,140
Series MTN, 2.45%, 1/15/2020	2,686,000	2,661,154
Series MTN, 2.63%, 6/29/2020	1,142,000	1,132,441
Series MTN, 2.75%, 4/1/2022	728,000	713,243
Series MTN, 2.85%, 10/26/2024	740,000	709,830
Series MTN, 3.95%, 3/22/2022	405,000	413,667
Series MTN, 6.85%, 4/30/2019	4,000	4,167
BNP Paribas SA:
2.38%, 5/21/2020	2,784,000	2,748,309
Series BKNT, 5.00%, 1/15/2021	2,413,000	2,537,776
Series MTN, 4.25%, 10/15/2024	549,000	555,928
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC Series MTN, 3.25%, 3/3/2023	1,131,000	1,124,599
BPCE SA:
4.00%, 4/15/2024	1,314,000	1,333,014
Series BKNT, 2.65%, 2/3/2021	594,000	584,276
Series MTN, 2.25%, 1/27/2020	2,094,000	2,064,370
Series MTN, 2.50%, 7/15/2019	1,402,000	1,394,766
Series MTN, 2.75%, 12/2/2021	1,304,000	1,277,281
Series MTN, 3.38%, 12/2/2026	1,027,000	994,988
Branch Banking & Trust Co.:

Security Description	Principal Amount	Value
2.10%, 1/15/2020	$1,194,000	$1,176,950
2.63%, 1/15/2022	844,000	823,879
3.63%, 9/16/2025	989,000	984,737
3.80%, 10/30/2026	753,000	757,586
Series BKNT, 2.25%, 6/1/2020 (a)	1,766,000	1,737,408
Series BKNT, 2.85%, 4/1/2021	408,000	406,127
Canadian Imperial Bank of Commerce:
1.60%, 9/6/2019	449,000	441,551
2.55%, 6/16/2022	532,000	518,498
2.70%, 2/2/2021	2,250,000	2,221,425
Series BKNT, 2.10%, 10/5/2020	1,023,000	999,962
Capital One Financial Corp.:
2.40%, 10/30/2020	1,624,000	1,591,634
2.50%, 5/12/2020	2,793,000	2,749,178
3.05%, 3/9/2022	633,000	621,169
3.20%, 1/30/2023	2,741,000	2,672,694
3.20%, 2/5/2025	529,000	507,052
3.30%, 10/30/2024	938,000	904,513
3.50%, 6/15/2023	500,000	493,805
3.75%, 4/24/2024	811,000	807,918
3.75%, 7/28/2026	887,000	844,788
3.75%, 3/9/2027	1,009,000	975,088
3.80%, 1/31/2028	1,265,000	1,225,393
4.20%, 10/29/2025	1,507,000	1,491,659
4.75%, 7/15/2021	809,000	843,989
Capital One NA:
2.25%, 9/13/2021	1,044,000	1,003,963
2.35%, 1/31/2020	1,645,000	1,619,124
2.40%, 9/5/2019	1,123,000	1,111,736
Series BKNT, 1.85%, 9/13/2019	1,274,000	1,252,584
Series BKNT, 2.65%, 8/8/2022	1,011,000	973,300
Series BKNT, 2.95%, 7/23/2021	970,000	955,033
Citibank NA:
1.85%, 9/18/2019	1,266,000	1,248,517
Series BKNT, 2.10%, 6/12/2020	1,631,000	1,599,342
Series BKNT, 2.13%, 10/20/2020	2,635,000	2,573,209
Series BKNT, 2.85%, 2/12/2021	2,985,000	2,963,657
Citigroup, Inc.:
2.05%, 6/7/2019	936,000	927,473
2.35%, 8/2/2021	1,273,000	1,236,758
2.40%, 2/18/2020	2,297,000	2,270,447
2.45%, 1/10/2020	1,864,000	1,845,901
2.50%, 7/29/2019	1,204,000	1,198,522
2.65%, 10/26/2020	3,986,000	3,938,447
2.70%, 3/30/2021	2,438,000	2,402,625
2.70%, 10/27/2022	1,614,000	1,564,127
2.75%, 4/25/2022	1,922,000	1,874,411
2.90%, 12/8/2021	3,254,000	3,206,101

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 10/21/2026	$2,174,000	$2,064,539
3.30%, 4/27/2025	1,560,000	1,514,791
3.38%, 3/1/2023	262,000	259,752
3.40%, 5/1/2026	3,162,000	3,055,630
3.50%, 5/15/2023	1,273,000	1,260,066
3.70%, 1/12/2026	1,197,000	1,185,509
3.75%, 6/16/2024	384,000	386,527
3.88%, 10/25/2023	774,000	784,488
3.88%, 3/26/2025	707,000	698,544
4.00%, 8/5/2024	1,241,000	1,244,748
4.05%, 7/30/2022	967,000	987,839
4.30%, 11/20/2026	84,000	84,228
4.40%, 6/10/2025	2,414,000	2,455,786
4.45%, 9/29/2027	2,916,000	2,952,217
4.50%, 1/14/2022	2,557,000	2,656,391
4.60%, 3/9/2026 (a)	1,458,000	1,494,785
5.38%, 8/9/2020	999,000	1,049,290
5.50%, 9/13/2025	1,052,000	1,141,483
6.63%, 1/15/2028	13,000	15,455
8.50%, 5/22/2019	241,000	256,226
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (c)	2,531,000	2,501,286
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	2,439,000	2,373,123
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	2,022,000	1,973,795
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	2,388,000	2,372,215
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (a) (c)	1,930,000	1,859,922
Citizens Bank NA/Providence RI:
2.25%, 3/2/2020	390,000	383,764
2.65%, 5/26/2022	717,000	696,766
Series BKNT, 2.20%, 5/26/2020	270,000	264,549
Series BKNT, 2.25%, 10/30/2020	1,562,000	1,522,684
Series BKNT, 2.55%, 5/13/2021	1,163,000	1,135,472
Series BKNT, 3.70%, 3/29/2023	1,500,000	1,506,720
Series MTN, 2.45%, 12/4/2019	836,000	827,055
Citizens Financial Group, Inc.:
2.38%, 7/28/2021	243,000	235,010
4.30%, 12/3/2025	635,000	644,449
Comerica Bank Series BKNT, 4.00%, 7/27/2025	250,000	251,520
Comerica, Inc.:
2.13%, 5/23/2019	302,000	299,454

Security Description	Principal Amount	Value
Series BKNT, 2.50%, 6/2/2020	$100,000	$98,780
Commonwealth Bank of Australia:
2.30%, 9/6/2019	781,000	774,525
Series GMTN, 2.30%, 3/12/2020	1,121,000	1,105,553
Series GMTN, 2.40%, 11/2/2020	1,007,000	988,844
Series GMTN, 2.55%, 3/15/2021 (a)	1,214,000	1,193,993
Compass Bank:
Series BKNT, 2.75%, 9/29/2019	358,000	356,031
Series BKNT, 2.88%, 6/29/2022	1,171,000	1,136,537
Series BKNT, 3.88%, 4/10/2025	614,000	601,591
Cooperatieve Rabobank UA:
2.75%, 1/10/2022	717,000	704,094
2.75%, 1/10/2023 (a)	1,804,000	1,754,949
3.75%, 7/21/2026	1,046,000	1,009,212
3.88%, 2/8/2022	3,862,000	3,944,145
3.95%, 11/9/2022	1,458,000	1,471,107
4.38%, 8/4/2025	2,088,000	2,108,233
4.50%, 1/11/2021	1,182,000	1,225,297
4.63%, 12/1/2023	1,531,000	1,591,429
Series BKTN, 1.38%, 8/9/2019	450,000	441,117
Series GMTN, 2.50%, 1/19/2021	2,781,000	2,735,419
Series MTN, 2.25%, 1/14/2020	842,000	831,281
Series MTN, 3.38%, 5/21/2025	1,113,000	1,097,674
Credit Suisse AG:
3.00%, 10/29/2021	3,986,000	3,943,629
5.30%, 8/13/2019	1,444,000	1,488,764
5.40%, 1/14/2020	1,112,000	1,153,433
Series GMTN, 2.30%, 5/28/2019	2,415,000	2,399,278
Series MTN, 3.63%, 9/9/2024	3,002,000	2,989,902
Series MTN, 4.38%, 8/5/2020	1,015,000	1,043,481
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	1,194,000	1,182,514
3.13%, 12/10/2020	1,998,000	1,989,868
3.45%, 4/16/2021	2,061,000	2,064,277
3.75%, 3/26/2025	2,370,000	2,314,566
3.80%, 9/15/2022	2,045,000	2,059,847
3.80%, 6/9/2023	1,960,000	1,964,900
4.55%, 4/17/2026	1,960,000	2,004,394
Deutsche Bank AG:
2.70%, 7/13/2020	1,703,000	1,667,731
2.95%, 8/20/2020	966,000	950,447
3.15%, 1/22/2021	1,484,000	1,463,016
3.30%, 11/16/2022	2,154,000	2,095,605
3.70%, 5/30/2024	1,458,000	1,408,020

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 2/27/2023 (a)	$2,250,000	$2,241,113
4.10%, 1/13/2026 (a)	625,000	606,800
4.25%, 10/14/2021	685,000	695,227
Series GMTN, 3.13%, 1/13/2021	1,116,000	1,097,586
Series GMTN, 3.38%, 5/12/2021	1,214,000	1,200,379
Discover Bank:
3.35%, 2/6/2023	500,000	492,990
3.45%, 7/27/2026	703,000	663,955
4.20%, 8/8/2023	1,000,000	1,020,740
7.00%, 4/15/2020	36,000	38,421
Series BKNT, 3.10%, 6/4/2020	1,142,000	1,138,448
Series BKNT, 3.20%, 8/9/2021	702,000	694,039
Series BKNT, 4.25%, 3/13/2026 (a)	384,000	385,597
Fifth Third Bancorp:
2.60%, 6/15/2022	540,000	523,795
2.88%, 7/27/2020	1,227,000	1,223,209
3.50%, 3/15/2022	688,000	690,608
3.95%, 3/14/2028	1,250,000	1,258,637
4.30%, 1/16/2024	632,000	648,773
4.50%, 6/1/2018	12,000	12,031
Fifth Third Bank:
Series BKNT, 1.63%, 9/27/2019	375,000	368,213
Series BKNT, 2.20%, 10/30/2020	1,785,000	1,744,516
Series BKNT, 2.25%, 6/14/2021	1,110,000	1,080,130
Series BKNT, 2.88%, 10/1/2021	983,000	971,695
Series BKNT, 3.85%, 3/15/2026	507,000	500,906
First Horizon National Corp. 3.50%, 12/15/2020	166,000	166,895
First Republic Bank:
2.38%, 6/17/2019	91,000	90,423
2.50%, 6/6/2022	1,375,000	1,330,972
First Tennessee Bank NA Series BKNT, 2.95%, 12/1/2019	100,000	99,735
Goldman Sachs Group, Inc.:
1.95%, 7/23/2019	1,003,000	991,205
2.30%, 12/13/2019	1,676,000	1,657,313
2.35%, 11/15/2021	2,281,000	2,201,211
2.55%, 10/23/2019	1,742,000	1,732,471
2.60%, 4/23/2020	1,481,000	1,466,871
2.60%, 12/27/2020	1,157,000	1,140,582
2.63%, 4/25/2021	1,504,000	1,472,476
2.75%, 9/15/2020	1,335,000	1,321,169
2.88%, 2/25/2021	1,385,000	1,369,405
3.00%, 4/26/2022	3,065,000	3,008,635
3.20%, 2/23/2023 (a)	2,601,000	2,563,155
3.50%, 1/23/2025	2,594,000	2,546,608
3.50%, 11/16/2026	2,833,000	2,725,601

Security Description	Principal Amount	Value
3.63%, 1/22/2023	$2,049,000	$2,056,376
3.75%, 5/22/2025	2,153,000	2,129,080
3.75%, 2/25/2026	2,703,000	2,664,455
3.85%, 1/26/2027	3,084,000	3,040,115
4.00%, 3/3/2024	2,193,000	2,227,781
4.25%, 10/21/2025	3,453,000	3,470,886
5.25%, 7/27/2021	2,561,000	2,716,196
5.75%, 1/24/2022	3,826,000	4,137,858
5.95%, 1/15/2027	245,000	273,787
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	1,644,000	1,598,987
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (c)	2,121,000	2,065,451
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	2,465,000	2,394,772
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (c)	3,073,000	3,006,162
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	3,847,000	3,698,429
Series D, 6.00%, 6/15/2020	1,358,000	1,438,720
Series GMTN, 5.38%,3/15/2020	1,970,000	2,053,981
Series MTN, 3.85%, 7/8/2024	1,388,000	1,394,301
HSBC Bank USA NA Series BKNT, 4.88%, 8/24/2020	888,000	919,444
HSBC Holdings PLC:
2.65%, 1/5/2022	3,821,000	3,716,534
2.95%, 5/25/2021	2,265,000	2,243,165
3.40%, 3/8/2021	3,085,000	3,100,024
3.60%, 5/25/2023	910,000	910,810
3.90%, 5/25/2026	1,710,000	1,705,400
4.00%, 3/30/2022	1,508,000	1,544,328
4.25%, 3/14/2024	1,949,000	1,959,642
4.25%, 8/18/2025	1,454,000	1,448,271
4.30%, 3/8/2026	3,367,000	3,448,447
4.38%, 11/23/2026	3,238,000	3,226,278
4.88%, 1/14/2022	562,000	591,780
5.10%, 4/5/2021	2,295,000	2,415,028
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (c)	2,148,000	2,123,814
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	1,520,000	1,514,999
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	2,051,000	2,000,320
HSBC USA, Inc.:
2.25%, 6/23/2019	403,000	400,187
2.35%, 3/5/2020	1,345,000	1,327,165
2.38%, 11/13/2019	1,248,000	1,236,506
2.75%, 8/7/2020	1,002,000	993,483

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/23/2024	$266,000	$264,473
5.00%, 9/27/2020	395,000	410,642
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	709,000	679,279
3.15%, 3/14/2021	1,131,000	1,127,822
7.00%, 12/15/2020	25,000	27,262
Huntington National Bank:
2.38%, 3/10/2020	1,462,000	1,442,044
2.40%, 4/1/2020	537,000	530,051
2.88%, 8/20/2020	250,000	248,533
Series BKNT, 2.50%, 8/7/2022	695,000	669,438
ING Groep NV:
3.15%, 3/29/2022	2,446,000	2,413,933
3.95%, 3/29/2027	1,167,000	1,158,749
Intesa Sanpaolo SpA 5.25%, 1/12/2024	1,124,000	1,187,337
JPMorgan Chase & Co.:
2.20%, 10/22/2019	6,261,000	6,198,829
2.25%, 1/23/2020	3,558,000	3,514,770
2.40%, 6/7/2021	1,802,000	1,759,671
2.55%, 10/29/2020	2,327,000	2,297,098
2.55%, 3/1/2021	1,668,000	1,640,945
2.70%, 5/18/2023	1,854,000	1,786,218
2.75%, 6/23/2020	2,260,000	2,248,316
2.95%, 10/1/2026	1,385,000	1,303,340
2.97%, 1/15/2023	1,088,000	1,066,349
3.13%, 1/23/2025	2,205,000	2,123,172
3.20%, 1/25/2023	2,825,000	2,799,151
3.20%, 6/15/2026	1,789,000	1,716,349
3.25%, 9/23/2022	2,810,000	2,799,547
3.30%, 4/1/2026	2,363,000	2,285,399
3.38%, 5/1/2023	1,783,000	1,759,304
3.63%, 5/13/2024	1,909,000	1,901,211
3.63%, 12/1/2027	102,000	97,847
3.88%, 2/1/2024	1,523,000	1,546,180
3.88%, 9/10/2024	3,369,000	3,359,836
3.90%, 7/15/2025	2,467,000	2,488,660
4.13%, 12/15/2026	981,000	985,758
4.25%, 10/15/2020	3,013,000	3,097,816
4.25%, 10/1/2027	486,000	492,916
4.35%, 8/15/2021	2,896,000	2,996,578
4.40%, 7/22/2020	5,030,000	5,182,308
4.50%, 1/24/2022	3,041,000	3,163,705
4.63%, 5/10/2021	1,699,000	1,771,242
4.95%, 3/25/2020	1,539,000	1,597,005
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	1,592,000	1,551,675
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	1,970,000	1,906,566
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	1,600,000	1,558,272
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	4,186,000	4,151,591

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	$1,827,000	$1,785,692
Series MTN, 2.30%, 8/15/2021	2,068,000	2,008,214
JPMorgan Chase Bank NA:
3 Month USD LIBOR + 0.28%, 2.60%, 2/1/2021 (c)	1,285,000	1,277,393
Series BKNT, 1.65%, 9/23/2019	472,000	465,246
KeyBank NA:
3.30%, 6/1/2025	147,000	144,869
Series BKNT, 1.60%, 8/22/2019	425,000	418,106
Series BKNT, 2.25%, 3/16/2020	778,000	767,427
Series BKNT, 2.30%, 9/14/2022	905,000	868,592
Series BKNT, 2.40%, 6/9/2022	1,010,000	975,680
Series BKNT, 2.50%, 12/15/2019	300,000	297,804
Series BKNT, 2.50%, 11/22/2021	250,000	244,213
Series BKNT, 3.18%, 10/15/2027	250,000	248,207
Series BKNT, 3.38%, 3/7/2023	1,600,000	1,607,280
Series BKNT, 6.95%, 2/1/2028	75,000	92,468
Series MTN, 3.40%, 5/20/2026	950,000	915,696
KeyCorp.:
Series MTN, 2.90%, 9/15/2020	847,000	843,053
Series MTN, 5.10%, 3/24/2021	1,388,000	1,464,173
Lloyds Bank PLC:
2.35%, 9/5/2019	200,000	198,418
2.40%, 3/17/2020 (a)	2,000	1,975
2.70%, 8/17/2020	2,611,000	2,584,629
6.38%, 1/21/2021	542,000	587,474
Lloyds Banking Group PLC:
3.00%, 1/11/2022	1,504,000	1,481,260
3.10%, 7/6/2021	2,087,000	2,074,875
3.75%, 1/11/2027	1,068,000	1,032,692
4.38%, 3/22/2028	1,500,000	1,518,855
4.50%, 11/4/2024	1,143,000	1,151,424
4.58%, 12/10/2025	1,206,000	1,206,699
4.65%, 3/24/2026	850,000	856,052
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	2,029,000	1,957,944
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (a) (c)	1,800,000	1,699,524

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Manufacturers & Traders Trust Co.:
2.90%, 2/6/2025	$470,000	$454,617
Series BKNT, 2.05%, 8/17/2020	745,000	728,170
Series BKNT, 2.10%, 2/6/2020	766,000	753,621
Series BKNT, 2.25%, 7/25/2019	104,000	103,263
Series BKNT, 2.50%, 5/18/2022	937,000	909,761
Series BKNT, 2.63%, 1/25/2021	2,454,000	2,418,662
Series BKNT, 3.40%, 8/17/2027	365,000	355,163
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	3,492,000	3,367,371
2.53%, 9/13/2023	200,000	190,336
2.67%, 7/25/2022	2,052,000	1,991,322
2.76%, 9/13/2026	684,000	631,907
2.95%, 3/1/2021	1,788,000	1,776,718
3.00%, 2/22/2022	935,000	923,266
3.29%, 7/25/2027 (a)	914,000	874,817
3.46%, 3/2/2023	1,500,000	1,496,490
3.68%, 2/22/2027	743,000	734,389
3.78%, 3/2/2025	1,000,000	1,000,840
3.85%, 3/1/2026	2,142,000	2,145,149
3.96%, 3/2/2028	1,000,000	1,005,210
Mizuho Financial Group, Inc.:
2.27%, 9/13/2021	1,272,000	1,225,674
2.60%, 9/11/2022	1,067,000	1,027,105
2.84%, 9/13/2026	505,000	467,423
2.95%, 2/28/2022	1,133,000	1,112,300
3.17%, 9/11/2027	1,213,000	1,141,906
3.55%, 3/5/2023	1,600,000	1,593,392
3.66%, 2/28/2027	1,145,000	1,125,558
4.02%, 3/5/2028	1,500,000	1,506,360
Morgan Stanley:
2.65%, 1/27/2020	3,312,000	3,290,207
2.75%, 5/19/2022	3,168,000	3,088,325
2.80%, 6/16/2020	2,182,000	2,167,708
3.63%, 1/20/2027	2,149,000	2,102,818
3.95%, 4/23/2027	1,325,000	1,291,133
4.88%, 11/1/2022	3,268,000	3,421,890
5.00%, 11/24/2025	3,452,000	3,623,357
5.75%, 1/25/2021	1,925,000	2,051,819
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	2,765,000	2,676,714
Series F, 3.88%, 4/29/2024	2,446,000	2,472,588
Series GMTN, 2.38%, 7/23/2019	2,611,000	2,592,697
Series GMTN, 2.50%, 4/21/2021	2,115,000	2,068,935
Series GMTN, 3.13%, 1/23/2023 (a)	1,759,000	1,733,706

Security Description	Principal Amount	Value
Series GMTN, 3.70%, 10/23/2024	$1,651,000	$1,642,629
Series GMTN, 3.75%, 2/25/2023	1,954,000	1,974,478
Series GMTN, 3.88%, 1/27/2026	4,252,000	4,247,153
Series GMTN, 4.00%, 7/23/2025	2,363,000	2,385,874
Series GMTN, 4.35%, 9/8/2026	3,407,000	3,430,713
Series GMTN, 5.50%, 1/26/2020	2,482,000	2,589,793
Series GMTN, 5.50%, 7/24/2020	1,410,000	1,481,163
Series GMTN, 5.50%, 7/28/2021	2,012,000	2,148,615
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	3,116,000	3,061,532
Series MTN, 2.63%, 11/17/2021	3,418,000	3,333,678
Series MTN, 3.13%, 7/27/2026	2,259,000	2,136,495
Series MTN, 4.10%, 5/22/2023	1,648,000	1,674,467
Series MTN, 5.63%, 9/23/2019	3,627,000	3,763,847
Series MTN, 6.25%, 8/9/2026	595,000	692,574
MUFG Americas Holdings Corp.:
2.25%, 2/10/2020	438,000	431,163
3.00%, 2/10/2025	100,000	96,393
3.50%, 6/18/2022	120,000	120,092
National Australia Bank, Ltd.:
1.38%, 7/12/2019	1,043,000	1,025,154
1.88%, 7/12/2021	781,000	749,377
2.25%, 1/10/2020	637,000	629,929
2.50%, 1/12/2021	1,422,000	1,398,836
2.50%, 7/12/2026	783,000	717,760
2.80%, 1/10/2022	592,000	583,635
2.88%, 4/12/2023	645,000	630,184
3.00%, 1/20/2023	637,000	627,197
3.38%, 1/14/2026	432,000	423,433
Series GMTN, 2.50%, 5/22/2022	1,070,000	1,037,986
Series GMTN, 2.63%, 7/23/2020	482,000	477,725
Series GMTN, 2.63%, 1/14/2021	1,810,000	1,785,764
Series MTN, 2.13%, 5/22/2020	1,607,000	1,577,094
National Bank of Canada:
2.15%, 6/12/2020	947,000	931,318
2.20%, 11/2/2020	1,880,000	1,837,042
National City Corp. 6.88%, 5/15/2019	100,000	104,416
Northern Trust Corp.:
2.38%, 8/2/2022	32,000	31,117

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 8/23/2021	$165,000	$167,630
3.45%, 11/4/2020	100,000	101,498
3.95%, 10/30/2025	391,000	405,475
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	932,000	890,535
People’s United Bank NA 4.00%, 7/15/2024	15,000	15,155
PNC Bank NA:
2.50%, 1/22/2021	1,833,000	1,805,010
2.95%, 2/23/2025	489,000	471,039
3.25%, 1/22/2028	1,067,000	1,027,926
3.30%, 10/30/2024	369,000	365,410
3.80%, 7/25/2023	541,000	547,579
Series BKNT, 1.45%, 7/29/2019	1,301,000	1,277,907
Series BKNT, 2.00%, 5/19/2020	1,066,000	1,045,245
Series BKNT, 2.15%, 4/29/2021	1,242,000	1,207,286
Series BKNT, 2.25%, 7/2/2019	1,471,000	1,460,879
Series BKNT, 2.30%, 6/1/2020	1,760,000	1,731,506
Series BKNT, 2.40%, 10/18/2019	1,113,000	1,106,022
Series BKNT, 2.45%, 11/5/2020	1,299,000	1,280,801
Series BKNT, 2.45%, 7/28/2022	555,000	537,684
Series BKNT, 2.55%, 12/9/2021	1,915,000	1,869,557
Series BKNT, 2.63%, 2/17/2022	1,099,000	1,073,536
Series BKNT, 2.70%, 11/1/2022	1,114,000	1,077,205
Series BKNT, 2.95%, 1/30/2023	635,000	619,398
Series BKNT, 3.10%, 10/25/2027	965,000	920,620
Series BKNT, 4.20%, 11/1/2025	50,000	51,643
Series MTN, 2.60%, 7/21/2020	557,000	552,249
Series MTN, 3.25%, 6/1/2025	653,000	638,882
PNC Financial Services Group, Inc.:
2.85%, 11/9/2022 (d)	33,000	32,328
3.15%, 5/19/2027 (a)	741,000	711,716
3.30%, 3/8/2022 (a)	492,000	494,721
3.90%, 4/29/2024	383,000	387,186
4.38%, 8/11/2020	1,005,000	1,033,371
5.13%, 2/8/2020	999,000	1,037,052
6.70%, 6/10/2019	261,000	272,659
RBC USA Holdco Corp. 5.25%, 9/15/2020	250,000	262,240
Regions Bank 2.75%, 4/1/2021	1,097,000	1,083,660

Security Description	Principal Amount	Value
Regions Financial Corp.:
2.75%, 8/14/2022	$887,000	$860,700
3.20%, 2/8/2021	572,000	571,199
Royal Bank of Canada:
1.50%, 7/29/2019 (a)	704,000	692,581
2.15%, 10/26/2020	5,618,000	5,493,280
Series GMTN, 2.13%, 3/2/2020	1,341,000	1,321,354
Series GMTN, 2.15%, 3/6/2020	527,000	519,480
Series GMTN, 2.50%, 1/19/2021	602,000	593,259
Series GMTN, 2.75%, 2/1/2022	788,000	777,425
Series GMTN, 4.65%, 1/27/2026	1,394,000	1,440,072
Series MTN, 2.35%, 10/30/2020	837,000	822,595
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	2,416,000	2,385,848
4.80%, 4/5/2026 (a)	1,129,000	1,164,722
6.40%, 10/21/2019	622,000	652,086
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	1,019,000	1,000,994
Royal Bank of Scotland PLC 5.63%, 8/24/2020	523,000	552,429
Santander Holdings USA, Inc.:
2.65%, 4/17/2020	446,000	440,800
2.70%, 5/24/2019	437,000	435,685
3.40%, 1/18/2023	1,195,000	1,168,399
3.70%, 3/28/2022	1,541,000	1,543,774
4.40%, 7/13/2027	973,000	963,542
4.50%, 7/17/2025	1,213,000	1,237,199
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	1,064,000	1,054,328
2.88%, 8/5/2021	1,146,000	1,123,974
3.13%, 1/8/2021	1,144,000	1,137,925
3.57%, 1/10/2023 (a)	1,043,000	1,030,474
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	1,439,000	1,407,155
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	881,000	838,756
Santander UK PLC:
2.13%, 11/3/2020	1,136,000	1,107,430
2.35%, 9/10/2019	450,000	446,089
2.38%, 3/16/2020	767,000	756,607
2.50%, 1/5/2021	867,000	853,163
4.00%, 3/13/2024	719,000	731,446
Shinhan Bank Co., Ltd. Series GMTN, 5 Year CMT + 2.15 3.88%, 12/7/2026 (c)	990,000	989,258
Skandinaviska Enskilda Banken AB:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 9/13/2019	$780,000	$764,735
1.88%, 9/13/2021	889,000	847,804
2.30%, 3/11/2020	256,000	252,554
2.63%, 3/15/2021	1,271,000	1,251,706
2.80%, 3/11/2022 (a)	500,000	491,340
Sumitomo Mitsui Banking Corp.:
2.09%, 10/18/2019	1,936,000	1,910,716
2.45%, 1/16/2020	2,307,000	2,281,438
2.51%, 1/17/2020	1,479,000	1,466,991
3.00%, 1/18/2023	250,000	245,920
3.20%, 7/18/2022	498,000	495,430
3.95%, 7/19/2023	15,000	15,384
3.95%, 1/10/2024	300,000	308,001
Series GMTN, 2.25%, 7/11/2019	544,000	539,376
Series GMTN, 2.45%, 10/20/2020	258,000	253,867
Series GMTN, 2.65%, 7/23/2020	1,411,000	1,397,426
Series GMTN, 3.40%, 7/11/2024	400,000	397,912
Series GMTN, 3.65%, 7/23/2025	250,000	251,752
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	2,561,000	2,465,705
2.44%, 10/19/2021	1,113,000	1,080,356
2.63%, 7/14/2026	1,408,000	1,287,926
2.78%, 7/12/2022	2,733,000	2,665,686
2.78%, 10/18/2022	1,499,000	1,456,114
2.85%, 1/11/2022	592,000	581,344
2.93%, 3/9/2021	3,437,000	3,418,131
3.01%, 10/19/2026	75,000	70,506
3.10%, 1/17/2023	1,495,000	1,469,316
3.35%, 10/18/2027 (a)	359,000	345,049
3.36%, 7/12/2027	1,021,000	983,519
3.45%, 1/11/2027	483,000	468,906
3.54%, 1/17/2028	1,007,000	978,804
3.78%, 3/9/2026	1,373,000	1,370,117
SunTrust Bank:
3.30%, 5/15/2026	146,000	139,236
Series BKNT, 2.25%, 1/31/2020	994,000	980,571
Series BKNT, 2.45%, 8/1/2022	1,043,000	1,005,233
Series BKNT, 2.75%, 5/1/2023	250,000	242,263
Series BKNT, 3.00%, 2/2/2023	970,000	953,908
Series BKNT, 3 Month USD LIBOR + 0.30%, 2.59%, 1/29/2021 (c)	745,000	740,634
SunTrust Banks, Inc.:
2.50%, 5/1/2019	185,000	184,484
2.70%, 1/27/2022	1,114,000	1,089,737
2.90%, 3/3/2021	2,360,000	2,344,094
SVB Financial Group 3.50%, 1/29/2025	735,000	719,587

Security Description	Principal Amount	Value
Svenska Handelsbanken AB:
1.95%, 9/8/2020	$1,090,000	$1,062,815
Series BKNT, 1.50%, 9/6/2019	645,000	632,126
Series BKNT, 1.88%, 9/7/2021	578,000	552,556
Series BKNT, 2.45%, 3/30/2021	2,512,000	2,465,729
Series GMTN, 2.40%, 10/1/2020	1,062,000	1,044,095
Series MTN, 2.25%, 6/17/2019	798,000	792,861
Synchrony Bank 3.00%, 6/15/2022	938,000	907,160
Synovus Financial Corp. 3.13%, 11/1/2022	552,000	536,312
Toronto-Dominion Bank:
1.45%, 8/13/2019	400,000	393,204
1.80%, 7/13/2021	1,800,000	1,726,632
USD 5 year swap rate + 2.21%, 3.63%, 9/15/2031 (a) (c)	901,000	862,536
Series BKNT, 2.13%, 7/2/2019	1,110,000	1,102,397
Series GMTN, 1.85%, 9/11/2020	891,000	867,932
Series GMTN, 2.50%, 12/14/2020	1,450,000	1,430,875
Series GMTN, 2.55%, 1/25/2021	838,000	827,383
Series MTN, 1.90%, 10/24/2019	3,421,000	3,376,048
Series MTN, 2.13%, 4/7/2021	2,951,000	2,870,792
Series MTN, 2.25%, 11/5/2019	1,023,000	1,014,478
UBS AG:
Series GMTN, 2.35%, 3/26/2020	1,508,000	1,487,325
Series GMTN, 2.38%, 8/14/2019	2,622,000	2,603,305
Series GMTN, 4.88%, 8/4/2020	244,000	253,723
US Bancorp:
Series MTN, 2.35%, 1/29/2021	675,000	665,165
Series MTN, 2.95%, 7/15/2022	1,010,000	997,931
Series MTN, 3.00%, 3/15/2022	500,000	498,260
Series MTN, 3.10%, 4/27/2026	689,000	657,044
Series MTN, 3.60%, 9/11/2024	783,000	783,932
Series MTN, 3.70%, 1/30/2024	587,000	599,127
Series MTN, 4.13%, 5/24/2021	788,000	814,233
Series V, 2.38%, 7/22/2026	932,000	846,536

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series V, 2.63%, 1/24/2022	$761,000	$749,608
Series X, 3.15%, 4/27/2027	857,000	823,149
US Bank NA:
Series BKNT, 2.00%, 1/24/2020	4,892,000	4,824,882
Series BKNT, 2.05%, 10/23/2020	1,701,000	1,663,493
Series BKNT, 2.13%, 10/28/2019	2,739,000	2,711,966
Series BKNT, 2.35%, 1/23/2020	1,664,000	1,651,403
Series BKNT, 2.80%, 1/27/2025	399,000	382,023
Series BKNT, 2.85%, 1/23/2023	733,000	723,310
Wachovia Corp. 7.57%, 8/1/2026 (d)	100,000	123,019
Wells Fargo & Co.:
2.10%, 7/26/2021	2,869,000	2,766,978
2.50%, 3/4/2021	3,115,000	3,057,466
3.00%, 4/22/2026	2,950,000	2,775,862
3.00%, 10/23/2026	1,285,000	1,203,171
3.07%, 1/24/2023 (a)	3,806,000	3,743,011
4.13%, 8/15/2023	907,000	920,659
4.48%, 1/16/2024	728,000	749,680
Series GMTN, 2.60%, 7/22/2020	2,317,000	2,293,065
Series GMTN, 4.30%, 7/22/2027	3,901,000	3,928,424
Series M, 3.45%, 2/13/2023	1,705,000	1,681,062
Series MTN, 2.55%, 12/7/2020	2,848,000	2,803,856
Series MTN, 2.63%, 7/22/2022	2,859,000	2,765,511
Series MTN, 3.00%, 1/22/2021 (a)	1,165,000	1,159,431
Series MTN, 3.00%, 2/19/2025	2,159,000	2,055,411
Series MTN, 3.30%, 9/9/2024	1,541,000	1,504,232
Series MTN, 3.50%, 3/8/2022	2,531,000	2,538,871
Series MTN, 3.55%, 9/29/2025	2,011,000	1,974,983
Series MTN, 4.10%, 6/3/2026	3,440,000	3,426,412
Series MTN, 4.60%, 4/1/2021	2,489,000	2,588,062
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (a) (c)	1,723,000	1,680,528
Series N, 2.15%, 1/30/2020	2,629,000	2,586,253
Wells Fargo Bank NA:
1.75%, 5/24/2019	3,453,000	3,416,364
Series BKNT, 2.15%, 12/6/2019	3,326,000	3,290,312
Series BKNT, 2.40%, 1/15/2020	2,851,000	2,827,964
Series BKNT, 2.60%, 1/15/2021	2,226,000	2,195,192
Westpac Banking Corp.:
1.60%, 8/19/2019	1,137,000	1,118,478

Security Description	Principal Amount	Value
1.65%, 5/13/2019	$406,000	$400,994
2.00%, 8/19/2021	737,000	709,635
2.10%, 5/13/2021	1,263,000	1,224,453
2.15%, 3/6/2020	1,939,000	1,909,314
2.30%, 5/26/2020	921,000	906,503
2.50%, 6/28/2022	2,116,000	2,050,658
2.60%, 11/23/2020	1,516,000	1,497,687
2.65%, 1/25/2021	1,278,000	1,263,086
2.70%, 8/19/2026	643,000	597,559
2.75%, 1/11/2023	3,085,000	3,003,587
2.80%, 1/11/2022	760,000	749,474
2.85%, 5/13/2026	167,000	157,364
3.35%, 3/8/2027	455,000	440,622
3.40%, 1/25/2028 (a)	2,206,000	2,139,710
4.88%, 11/19/2019	1,425,000	1,469,873
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (c)	828,000	817,816

		930,901,692

BEVERAGES — 2.6%
Anheuser-Busch Cos. LLC 5.00%, 3/1/2019	101,000	103,264
Anheuser-Busch InBev Finance, Inc.:
2.63%, 1/17/2023	1,356,000	1,318,832
2.65%, 2/1/2021	6,490,000	6,436,198
3.30%, 2/1/2023	7,021,000	7,021,843
3.65%, 2/1/2026	7,052,000	7,004,611
3.70%, 2/1/2024	1,013,000	1,027,993
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	5,201,000	5,052,095
3.50%, 1/12/2024 (e)	2,290,000	2,307,496
3.75%, 1/15/2022	687,000	701,015
4.00%, 4/13/2028 (e)	1,615,000	1,638,595
4.38%, 2/15/2021	111,000	115,302
5.00%, 4/15/2020	997,000	1,039,392
5.38%, 1/15/2020	1,899,000	1,986,943
6.88%, 11/15/2019	755,000	803,154
Beam Suntory, Inc. 3.25%, 5/15/2022	530,000	528,988
Brown-Forman Corp. 3.50%, 4/15/2025	600,000	603,744
Coca-Cola Bottling Co. Consolidated 3.80%, 11/25/2025	376,000	373,090
Coca-Cola Co.:
1.55%, 9/1/2021	377,000	361,366
1.88%, 10/27/2020	3,306,000	3,240,839
2.20%, 5/25/2022	653,000	633,978
2.25%, 9/1/2026	758,000	700,506
2.45%, 11/1/2020	1,301,000	1,295,510
2.50%, 4/1/2023	889,000	868,206
2.55%, 6/1/2026	241,000	227,967
2.88%, 10/27/2025	1,511,000	1,468,586
2.90%, 5/25/2027	492,000	476,005
3.15%, 11/15/2020	440,000	444,550

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 11/1/2023	$1,201,000	$1,207,870
3.30%, 9/1/2021	1,447,000	1,465,710
Coca-Cola European Partners US LLC:
3.50%, 9/15/2020	460,000	464,950
4.50%, 9/1/2021	225,000	232,893
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	327,000	334,982
Constellation Brands, Inc.:
2.00%, 11/7/2019	2,203,000	2,168,875
2.25%, 11/6/2020	914,000	893,517
2.65%, 11/7/2022	450,000	434,723
2.70%, 5/9/2022	752,000	727,305
3.20%, 2/15/2023	800,000	785,760
3.50%, 5/9/2027	654,000	628,625
3.60%, 2/15/2028	795,000	766,634
3.70%, 12/6/2026	636,000	623,464
3.75%, 5/1/2021	250,000	253,729
3.88%, 11/15/2019	217,000	220,148
4.25%, 5/1/2023	946,000	971,487
4.75%, 12/1/2025	180,000	189,781
Diageo Capital PLC:
2.63%, 4/29/2023	1,688,000	1,636,448
4.83%, 7/15/2020	467,000	486,595
Diageo Investment Corp. 2.88%, 5/11/2022	1,119,000	1,106,713
Dr Pepper Snapple Group, Inc.:
2.55%, 9/15/2026	682,000	606,659
3.13%, 12/15/2023	290,000	281,222
3.40%, 11/15/2025	520,000	496,215
3.43%, 6/15/2027 (a)	147,000	138,990
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	250,000	243,515
Molson Coors Brewing Co.:
1.45%, 7/15/2019	527,000	517,340
2.10%, 7/15/2021	1,696,000	1,630,772
2.25%, 3/15/2020	450,000	443,641
3.00%, 7/15/2026	1,730,000	1,603,572
3.50%, 5/1/2022	139,000	139,863
PepsiCo, Inc.:
1.35%, 10/4/2019	633,000	621,859
1.55%, 5/2/2019	748,000	740,864
1.70%, 10/6/2021	622,000	597,319
1.85%, 4/30/2020	120,000	118,018
2.00%, 4/15/2021	2,281,000	2,227,123
2.15%, 10/14/2020	1,696,000	1,671,238
2.25%, 5/2/2022	687,000	668,107
2.38%, 10/6/2026	872,000	803,600
2.75%, 3/5/2022	1,347,000	1,339,134
2.75%, 3/1/2023	693,000	683,430
2.75%, 4/30/2025	93,000	89,553
2.85%, 2/24/2026	764,000	732,470
3.00%, 8/25/2021	674,000	677,619
3.00%, 10/15/2027	648,000	621,231
3.10%, 7/17/2022	278,000	279,254
3.13%, 11/1/2020	976,000	984,765

Security Description	Principal Amount	Value
3.50%, 7/17/2025	$180,000	$181,555
3.60%, 3/1/2024	1,104,000	1,127,339
4.50%, 1/15/2020	773,000	797,489

		84,444,033

BIOTECHNOLOGY — 1.6%
Amgen, Inc.:
1.85%, 8/19/2021	608,000	582,428
2.13%, 5/1/2020	613,000	602,389
2.20%, 5/11/2020	2,958,000	2,911,530
2.25%, 8/19/2023 (a)	671,000	632,337
2.60%, 8/19/2026	1,050,000	958,808
2.65%, 5/11/2022	1,137,000	1,109,030
2.70%, 5/1/2022	126,000	123,207
3.13%, 5/1/2025	1,310,000	1,265,395
3.20%, 11/2/2027	837,000	794,815
3.45%, 10/1/2020	891,000	900,899
3.63%, 5/15/2022	649,000	656,158
3.63%, 5/22/2024	1,182,000	1,186,905
3.88%, 11/15/2021	1,605,000	1,641,080
4.10%, 6/15/2021	682,000	701,689
4.50%, 3/15/2020	550,000	565,691
Baxalta, Inc.:
2.00%, 6/22/2018	35,000	34,948
2.88%, 6/23/2020	1,071,000	1,062,732
3.60%, 6/23/2022	604,000	602,532
4.00%, 6/23/2025	1,769,000	1,763,728
Biogen, Inc.:
2.90%, 9/15/2020	1,338,000	1,329,517
3.63%, 9/15/2022	765,000	772,872
4.05%, 9/15/2025	1,940,000	1,985,086
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	594,000	617,083
Celgene Corp.:
2.25%, 5/15/2019	270,000	268,032
2.75%, 2/15/2023	96,000	92,201
2.88%, 8/15/2020	1,155,000	1,149,641
2.88%, 2/19/2021	520,000	516,298
3.25%, 8/15/2022	701,000	692,041
3.25%, 2/20/2023	1,145,000	1,125,077
3.45%, 11/15/2027	930,000	883,072
3.55%, 8/15/2022	976,000	974,487
3.63%, 5/15/2024	752,000	743,164
3.88%, 8/15/2025	3,516,000	3,484,075
3.90%, 2/20/2028	1,470,000	1,445,010
3.95%, 10/15/2020	318,000	324,134
4.00%, 8/15/2023	752,000	765,333
Genzyme Corp. 5.00%, 6/15/2020	492,000	513,633
Gilead Sciences, Inc.:
1.85%, 9/20/2019	1,260,000	1,244,326
1.95%, 3/1/2022	688,000	658,189
2.35%, 2/1/2020	521,000	516,670
2.50%, 9/1/2023	1,773,000	1,708,002
2.55%, 9/1/2020	1,441,000	1,429,270
2.95%, 3/1/2027 (a)	2,443,000	2,317,576
3.25%, 9/1/2022	790,000	790,158
3.50%, 2/1/2025	1,512,000	1,511,940

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 3/1/2026	$1,654,000	$1,659,392
3.70%, 4/1/2024	1,611,000	1,634,166
4.40%, 12/1/2021	618,000	643,134
4.50%, 4/1/2021	1,202,000	1,251,510

		51,141,390

CHEMICALS — 1.4%
Agrium, Inc.:
3.15%, 10/1/2022	767,000	762,712
3.38%, 3/15/2025	696,000	676,074
3.50%, 6/1/2023	335,000	334,645
Air Products & Chemicals, Inc.:
2.75%, 2/3/2023	15,000	14,794
3.00%, 11/3/2021	61,000	61,001
3.35%, 7/31/2024	492,000	495,232
4.38%, 8/21/2019	100,000	102,317
Airgas, Inc.:
2.38%, 2/15/2020	75,000	74,228
3.65%, 7/15/2024	300,000	304,335
Albemarle Corp. 4.15%, 12/1/2024	100,000	102,721
Braskem Finance, Ltd. 6.45%, 2/3/2024	166,000	180,855
Cabot Corp. 3.70%, 7/15/2022	200,000	202,376
Celanese US Holdings LLC:
4.63%, 11/15/2022	375,000	391,312
5.88%, 6/15/2021	269,000	289,046
Dow Chemical Co.:
3.00%, 11/15/2022	934,000	917,702
3.50%, 10/1/2024	882,000	874,847
4.13%, 11/15/2021	2,390,000	2,459,334
4.25%, 11/15/2020	987,000	1,012,919
8.55%, 5/15/2019	1,658,000	1,759,486
Eastman Chemical Co.:
2.70%, 1/15/2020	1,476,000	1,466,996
3.60%, 8/15/2022	598,000	602,563
3.80%, 3/15/2025	384,000	388,197
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	2,299,000	2,267,504
2.80%, 2/15/2023	415,000	405,870
3.63%, 1/15/2021	1,497,000	1,522,449
4.25%, 4/1/2021	50,000	51,683
4.63%, 1/15/2020	964,000	993,344
FMC Corp.:
4.10%, 2/1/2024 (a)	250,000	253,360
5.20%, 12/15/2019	1,000	1,033
International Flavors & Fragrances, Inc. 3.20%, 5/1/2023	50,000	49,488
LYB International Finance B.V. 4.00%, 7/15/2023	1,209,000	1,227,099
LYB International Finance II B.V. 3.50%, 3/2/2027	986,000	947,309
LyondellBasell Industries NV:
5.75%, 4/15/2024	917,000	1,007,022
6.00%, 11/15/2021	735,000	793,888
Methanex Corp.:

Security Description	Principal Amount	Value
3.25%, 12/15/2019	$100,000	$99,426
4.25%, 12/1/2024	492,000	487,060
Monsanto Co.:
2.13%, 7/15/2019	961,000	952,880
2.75%, 7/15/2021	190,000	187,237
2.85%, 4/15/2025	739,000	701,799
3.38%, 7/15/2024	405,000	399,524
Mosaic Co.:
3.25%, 11/15/2022	213,000	208,827
3.75%, 11/15/2021	450,000	454,050
4.05%, 11/15/2027	817,000	794,573
4.25%, 11/15/2023	1,167,000	1,190,200
NewMarket Corp. 4.10%, 12/15/2022	100,000	102,676
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	595,000	563,953
3.63%, 3/15/2024	709,000	708,000
4.00%, 12/15/2026	2,030,000	2,030,000
4.88%, 3/30/2020	195,000	201,129
6.50%, 5/15/2019	300,000	311,481
PPG Industries, Inc.:
2.30%, 11/15/2019	312,000	310,100
3.20%, 3/15/2023	1,000,000	997,310
3.60%, 11/15/2020	200,000	203,350
3.75%, 3/15/2028	500,000	502,540
Praxair, Inc.:
2.20%, 8/15/2022	195,000	187,994
2.25%, 9/24/2020	1,062,000	1,048,300
2.45%, 2/15/2022	880,000	862,479
2.65%, 2/5/2025	569,000	548,402
2.70%, 2/21/2023	300,000	293,673
3.00%, 9/1/2021	18,000	18,016
3.20%, 1/30/2026	1,079,000	1,069,106
4.05%, 3/15/2021	213,000	219,942
4.50%, 8/15/2019	342,000	350,745
RPM International, Inc.:
3.45%, 11/15/2022	440,000	440,154
3.75%, 3/15/2027	562,000	548,737
6.13%, 10/15/2019	326,000	341,113
Sherwin-Williams Co.:
2.25%, 5/15/2020	2,003,000	1,968,889
2.75%, 6/1/2022	1,682,000	1,637,057
3.13%, 6/1/2024	325,000	314,616
3.45%, 8/1/2025	325,000	318,299
3.45%, 6/1/2027 (a)	402,000	385,321
3.95%, 1/15/2026	400,000	404,068
4.20%, 1/15/2022	90,000	92,374
Syngenta Finance NV 3.13%, 3/28/2022 (a)	568,000	548,677
Westlake Chemical Corp.:
3.60%, 8/15/2026	1,027,000	992,996
4.88%, 5/15/2023	449,000	460,539

		47,451,353

COMMERCIAL SERVICES — 0.5%
Automatic Data Processing, Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 9/15/2020	$1,350,000	$1,333,719
3.38%, 9/15/2025	722,000	725,523
Block Financial LLC:
4.13%, 10/1/2020	520,000	527,914
5.25%, 10/1/2025	365,000	380,385
5.50%, 11/1/2022	526,000	556,729
Board of Trustees of The Leland Stanford Junior University 4.75%, 5/1/2019	250,000	255,993
Ecolab, Inc.:
2.25%, 1/12/2020	458,000	454,002
2.38%, 8/10/2022	533,000	515,592
2.70%, 11/1/2026	679,000	637,194
3.25%, 1/14/2023	375,000	375,551
3.25%, 12/1/2027 (b)	820,000	791,964
4.35%, 12/8/2021	840,000	877,775
Equifax, Inc.:
2.30%, 6/1/2021	289,000	280,449
3.30%, 12/15/2022	425,000	421,018
Moody’s Corp.:
2.63%, 1/15/2023 (b)	845,000	816,194
2.75%, 7/15/2019	489,000	488,086
2.75%, 12/15/2021	379,000	371,932
3.25%, 1/15/2028 (b)	109,000	104,000
4.50%, 9/1/2022	257,000	267,969
4.88%, 2/15/2024	519,000	550,721
5.50%, 9/1/2020	407,000	429,210
S&P Global, Inc.:
2.95%, 1/22/2027	655,000	619,073
3.30%, 8/14/2020	257,000	258,344
4.00%, 6/15/2025	1,481,000	1,517,136
4.40%, 2/15/2026	703,000	737,946
Total System Services, Inc.:
3.75%, 6/1/2023	35,000	34,965
3.80%, 4/1/2021	746,000	754,534
4.80%, 4/1/2026	1,016,000	1,064,605
Verisk Analytics, Inc.:
4.00%, 6/15/2025	175,000	175,963
4.13%, 9/12/2022	200,000	206,182
5.80%, 5/1/2021	456,000	488,189
Western Union Co.:
3.60%, 3/15/2022	265,000	265,739
5.25%, 4/1/2020	452,000	468,494

		17,753,090

CONSTRUCTION MATERIALS — 0.3%
CRH America, Inc. 5.75%, 1/15/2021	150,000	159,802
Eagle Materials, Inc. 4.50%, 8/1/2026	811,000	821,097
Fortune Brands Home & Security, Inc.:
3.00%, 6/15/2020	110,000	109,608
4.00%, 6/15/2025	199,000	203,424
Johnson Controls International PLC:
3.75%, 12/1/2021	12,000	12,165

Security Description	Principal Amount	Value
3.90%, 2/14/2026	$333,000	$334,289
4.25%, 3/1/2021	830,000	854,651
5.00%, 3/30/2020	162,000	168,435
3.63%, 7/2/2024 (d)	50,000	50,125
Lennox International, Inc. 3.00%, 11/15/2023	375,000	364,174
Martin Marietta Materials, Inc.:
3.45%, 6/1/2027	439,000	420,338
3.50%, 12/15/2027	754,000	720,160
4.25%, 7/2/2024	135,000	138,483
Masco Corp.:
3.50%, 4/1/2021	525,000	525,892
3.50%, 11/15/2027	400,000	381,864
4.38%, 4/1/2026	670,000	682,562
4.45%, 4/1/2025	207,000	212,119
5.95%, 3/15/2022	408,000	440,385
7.13%, 3/15/2020	26,000	27,852
Owens Corning:
3.40%, 8/15/2026	630,000	602,110
4.20%, 12/15/2022	476,000	488,919
4.20%, 12/1/2024	479,000	485,807
Vulcan Materials Co.:
3.90%, 4/1/2027	280,000	275,890
4.50%, 4/1/2025	365,000	376,330

		8,856,481

DIVERSIFIED FINANCIAL SERVICES — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.30%, 1/23/2023	595,000	578,941
3.50%, 5/26/2022	490,000	483,155
3.50%, 1/15/2025	795,000	764,138
3.65%, 7/21/2027	1,036,000	973,830
3.88%, 1/23/2028 (a)	995,000	949,190
3.95%, 2/1/2022	1,094,000	1,097,063
4.25%, 7/1/2020	561,000	571,438
4.50%, 5/15/2021	1,272,000	1,305,202
4.63%, 10/30/2020	1,044,000	1,074,161
4.63%, 7/1/2022	202,000	207,242
5.00%, 10/1/2021	1,922,000	1,997,958
Affiliated Managers Group, Inc.:
3.50%, 8/1/2025	324,000	317,121
4.25%, 2/15/2024	100,000	102,856
Air Lease Corp.:
2.13%, 1/15/2020	445,000	437,564
2.50%, 3/1/2021	312,000	305,919
2.63%, 7/1/2022	889,000	856,527
2.75%, 1/15/2023	461,000	443,754
3.00%, 9/15/2023	409,000	391,795
3.25%, 3/1/2025	1,087,000	1,037,639
3.38%, 6/1/2021	1,157,000	1,159,187
3.63%, 4/1/2027	185,000	176,170
3.63%, 12/1/2027	929,000	881,955
3.75%, 2/1/2022	146,000	147,534
3.88%, 4/1/2021	183,000	185,866
4.25%, 9/15/2024	582,000	591,068

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 3/1/2020	$495,000	$509,088
American Express Co.:
2.20%, 10/30/2020	1,597,000	1,557,474
2.50%, 8/1/2022	1,313,000	1,267,793
2.65%, 12/2/2022	926,000	897,257
3.00%, 10/30/2024	1,366,000	1,312,029
3.40%, 2/27/2023	1,450,000	1,445,302
3.63%, 12/5/2024	426,000	423,785
8.13%, 5/20/2019	305,000	323,026
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	2,856,000	2,821,442
Series GMTN, 2.25%, 8/15/2019	1,589,000	1,578,131
Series MTN, 1.70%, 10/30/2019	673,000	660,967
Series MTN, 2.20%, 3/3/2020	2,583,000	2,544,022
Series MTN, 2.25%, 5/5/2021 (a)	1,491,000	1,451,175
Series MTN, 2.38%, 5/26/2020	1,759,000	1,735,095
Series MTN, 2.70%, 3/3/2022	1,641,000	1,605,538
Series MTN, 3.30%, 5/3/2027	609,000	590,359
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	507,000	478,410
3.70%, 10/15/2024	671,000	679,347
4.00%, 10/15/2023	651,000	673,303
5.30%, 3/15/2020	382,000	397,945
7.30%, 6/28/2019	400,000	421,556
BlackRock, Inc.:
3.20%, 3/15/2027	416,000	404,801
3.38%, 6/1/2022	605,000	614,734
3.50%, 3/18/2024	620,000	625,208
4.25%, 5/24/2021	643,000	666,206
Series 2, 5.00%, 12/10/2019	1,480,000	1,536,669
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	255,000	254,023
Brookfield Finance LLC 4.00%, 4/1/2024	900,000	902,142
Brookfield Finance, Inc.:
3.90%, 1/25/2028	1,056,000	1,024,299
4.25%, 6/2/2026	475,000	475,907
Capital One Bank USA NA:
3.38%, 2/15/2023	1,399,000	1,365,074
Series BKNT, 2.30%, 6/5/2019	335,000	332,615
Cboe Global Markets, Inc.:
1.95%, 6/28/2019	507,000	501,230
3.65%, 1/12/2027	389,000	379,119
Charles Schwab Corp.:
2.65%, 1/25/2023	1,129,000	1,102,051
3.00%, 3/10/2025	346,000	337,613
3.20%, 3/2/2027	421,000	409,397
3.20%, 1/25/2028	585,000	561,506
3.45%, 2/13/2026	122,000	121,267
4.45%, 7/22/2020	375,000	388,395
CME Group, Inc.:
3.00%, 9/15/2022 (a)	462,000	458,729

Security Description	Principal Amount	Value
3.00%, 3/15/2025	$1,104,000	$1,074,534
Discover Financial Services:
3.75%, 3/4/2025	325,000	315,081
3.85%, 11/21/2022	907,000	906,791
3.95%, 11/6/2024	1,418,000	1,407,195
4.10%, 2/9/2027	843,000	832,387
5.20%, 4/27/2022	275,000	288,365
E*TRADE Financial Corp.:
2.95%, 8/24/2022	470,000	457,522
3.80%, 8/24/2027 (a)	500,000	486,840
Eaton Vance Corp.
3.50%, 4/6/2027	492,000	488,453
Franklin Resources, Inc.:
2.80%, 9/15/2022	350,000	344,117
2.85%, 3/30/2025	230,000	222,624
4.63%, 5/20/2020	25,000	25,819
GE Capital International Funding Co.:
2.34%, 11/15/2020	3,334,000	3,258,918
3.37%, 11/15/2025 (a)	1,192,000	1,151,639
Genpact Luxembourg Sarl 3.70%, 4/1/2022 (b)	598,000	585,346
HSBC Finance Corp. 6.68%, 1/15/2021	423,000	460,046
Intercontinental Exchange, Inc.:
2.35%, 9/15/2022	904,000	869,576
2.75%, 12/1/2020	822,000	816,304
3.10%, 9/15/2027	300,000	287,310
3.75%, 12/1/2025	3,245,000	3,304,611
4.00%, 10/15/2023	807,000	833,720
International Lease Finance Corp.:
4.63%, 4/15/2021	163,000	168,015
5.88%, 8/15/2022	576,000	618,186
6.25%, 5/15/2019	436,000	450,795
8.25%, 12/15/2020	1,720,000	1,919,039
8.63%, 1/15/2022	574,000	669,399
Invesco Finance PLC:
3.13%, 11/30/2022	222,000	220,886
3.75%, 1/15/2026	568,000	571,732
4.00%, 1/30/2024	215,000	222,306
Janus Capital Group, Inc. 4.88%, 8/1/2025	505,000	531,240
Jefferies Group LLC:
5.13%, 1/20/2023	443,000	468,393
6.45%, 6/8/2027	492,000	554,208
6.88%, 4/15/2021	337,000	367,761
8.50%, 7/15/2019	557,000	593,077
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.85%, 1/15/2027	818,000	835,669
Lazard Group LLC:
3.63%, 3/1/2027	350,000	339,787
3.75%, 2/13/2025	100,000	98,322
4.25%, 11/14/2020	1,073,000	1,102,701
Legg Mason, Inc. 4.75%, 3/15/2026	150,000	156,600
Mastercard, Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 11/21/2021	$370,000	$359,603
2.95%, 11/21/2026	600,000	580,698
3.38%, 4/1/2024 (a)	1,276,000	1,288,415
3.50%, 2/26/2028	290,000	292,900
Nasdaq, Inc.:
3.85%, 6/30/2026	598,000	591,231
4.25%, 6/1/2024	1,208,000	1,232,450
5.55%, 1/15/2020	500,000	521,755
National Rural Utilities Cooperative Finance Corp.:
2.00%, 1/27/2020	200,000	196,814
2.30%, 11/15/2019	415,000	411,834
2.30%, 11/1/2020	286,000	281,107
2.35%, 6/15/2020	322,000	317,849
2.40%, 4/25/2022	470,000	455,016
2.70%, 2/15/2023	250,000	243,248
2.85%, 1/27/2025	103,000	99,121
2.95%, 2/7/2024	587,000	573,611
3.05%, 2/15/2022	369,000	368,317
3.05%, 4/25/2027	300,000	287,649
3.40%, 2/7/2028	945,000	927,943
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	321,000	327,221
3 month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (c)	570,000	599,167
Series MTN, 1.50%, 11/1/2019	355,000	348,038
Series MTN, 2.30%, 9/15/2022	425,000	410,414
Series MTN, 2.90%, 3/15/2021	700,000	695,338
Series MTN, 3.25%, 11/1/2025	225,000	221,144
Nomura Holdings, Inc. 6.70%, 3/4/2020	749,000	798,172
ORIX Corp.:
2.90%, 7/18/2022	480,000	469,051
3.25%, 12/4/2024	1,590,000	1,540,996
3.70%, 7/18/2027	517,000	505,998
Raymond James Financial, Inc. 3.63%, 9/15/2026	262,000	255,791
Stifel Financial Corp.:
3.50%, 12/1/2020	200,000	200,360
4.25%, 7/18/2024	473,000	476,708
Synchrony Financial:
2.70%, 2/3/2020	460,000	455,179
3.00%, 8/15/2019	1,722,000	1,717,110
3.70%, 8/4/2026	1,233,000	1,154,224
3.75%, 8/15/2021	223,000	224,686
3.95%, 12/1/2027	960,000	907,795
4.25%, 8/15/2024	514,000	508,793
4.50%, 7/23/2025	907,000	908,215
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	1,023,000	1,013,895
3.30%, 4/1/2027	1,146,000	1,117,671
5.60%, 12/1/2019	249,000	260,046

Security Description	Principal Amount	Value
Visa, Inc.:
2.15%, 9/15/2022	$1,633,000	$1,572,987
2.20%, 12/14/2020	2,639,000	2,597,145
2.75%, 9/15/2027	898,000	848,628
2.80%, 12/14/2022	1,326,000	1,309,067
3.15%, 12/14/2025	4,056,000	3,987,251
Washington Prime Group L.P. 5.95%, 8/15/2024 (a)	2,719,000	2,584,410

		118,221,677

ELECTRIC — 4.1%
AEP Texas, Inc. 2.40%, 10/1/2022	383,000	368,335
AEP Transmission Co. LLC 3.10%, 12/1/2026	371,000	357,177
Alabama Power Co.:
Series 13-A, 3.55%, 12/1/2023	31,000	31,392
Series 17A, 2.45%, 3/30/2022	400,000	389,676
Ameren Corp.:
2.70%, 11/15/2020	464,000	458,181
3.65%, 2/15/2026	433,000	427,397
Ameren Illinois Co.
2.70%, 9/1/2022	150,000	146,938
American Electric Power Co., Inc.:
2.15%, 11/13/2020	355,000	347,098
3.20%, 11/13/2027 (a)	1,424,000	1,356,688
Series F, 2.95%, 12/15/2022	550,000	542,427
Appalachian Power Co.:
3.40%, 6/1/2025	150,000	148,455
Series X, 3.30%, 6/1/2027	300,000	291,171
Arizona Public Service Co.:
2.95%, 9/15/2027	522,000	496,010
3.15%, 5/15/2025	175,000	171,757
Baltimore Gas & Electric Co.:
2.40%, 8/15/2026	334,000	306,956
3.35%, 7/1/2023	305,000	306,397
3.50%, 11/15/2021	1,119,000	1,134,487
Berkshire Hathaway Energy Co.:
2.38%, 1/15/2021 (b)	758,000	744,652
2.40%, 2/1/2020	482,000	477,951
2.80%, 1/15/2023 (b)	792,000	775,812
3.50%, 2/1/2025	50,000	50,061
3.75%, 11/15/2023	550,000	561,116
Black Hills Corp.:
3.95%, 1/15/2026	425,000	427,397
4.25%, 11/30/2023	145,000	149,125
CenterPoint Energy Houston Electric LLC:
1.85%, 6/1/2021	30,000	28,965
2.25%, 8/1/2022	76,000	73,430
Series AA, 3.00%, 2/1/2027	328,000	315,362
Series Z, 2.40%, 9/1/2026	575,000	530,748
CenterPoint Energy, Inc. 2.50%, 9/1/2022	562,000	544,140
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	457,000	435,270

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CMS Energy Corp.:
3.00%, 5/15/2026	$325,000	$308,181
3.45%, 8/15/2027	707,000	685,345
5.05%, 3/15/2022	200,000	211,648
6.25%, 2/1/2020	110,000	116,280
8.75%, 6/15/2019	91,000	96,809
Commonwealth Edison Co.:
2.55%, 6/15/2026	305,000	285,117
3.40%, 9/1/2021	120,000	121,420
4.00%, 8/1/2020	96,000	98,218
Series 122, 2.95%, 8/15/2027 .	555,000	532,606
Connecticut Light & Power Co. Series A, 3.20%, 3/15/2027	300,000	293,358
Consolidated Edison Co. of New York, Inc.:
4.45%, 6/15/2020	70,000	72,444
6.65%, 4/1/2019	230,000	238,487
Series B, 3.13%, 11/15/2027	737,000	718,892
Consolidated Edison, Inc.:
2.00%, 5/15/2021	408,000	393,891
Series A, 2.00%, 3/15/2020	328,000	322,185
Consumers Energy Co.:
2.85%, 5/15/2022	174,000	172,032
3.38%, 8/15/2023	200,000	201,010
5.65%, 4/15/2020	35,000	36,987
Delmarva Power & Light Co. 3.50%, 11/15/2023	307,000	309,913
Dominion Energy, Inc.:
2.50%, 12/1/2019	3,004,000	2,976,363
2.58%, 7/1/2020	723,000	713,948
2.96%, 7/1/2019 (d)	347,000	346,351
3.63%, 12/1/2024	879,000	876,117
3.90%, 10/1/2025	674,000	673,973
4.10%, 4/1/2021 (d)	699,000	710,380
4.45%, 3/15/2021	426,000	439,227
5.20%, 8/15/2019	201,000	206,929
6.40%, 6/15/2018	191,000	192,432
Series B, 1.60%, 8/15/2019	1,099,000	1,080,075
Series B, 2.75%, 1/15/2022	400,000	390,112
Series B, 2.75%, 9/15/2022	603,000	584,144
Series C, 2.00%, 8/15/2021	200,000	191,308
Series D, 2.85%, 8/15/2026	300,000	277,929
DTE Electric Co.:
3.45%, 10/1/2020	332,000	336,452
3.65%, 3/15/2024	462,000	473,416
DTE Energy Co.:
1.50%, 10/1/2019	701,000	685,291
2.40%, 12/1/2019	547,000	540,633
2.85%, 10/1/2026	680,000	626,450
3.80%, 3/15/2027	310,000	308,726
Series B, 3.30%, 6/15/2022	435,000	433,451
Series F, 3.85%, 12/1/2023	351,000	357,546
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	520,000	504,904
2.95%, 12/1/2026	390,000	375,570
3.05%, 3/15/2023	850,000	847,067
3.90%, 6/15/2021	584,000	600,124

Security Description	Principal Amount	Value
4.30%, 6/15/2020	$19,000	$19,594
Duke Energy Corp.:
1.80%, 9/1/2021	1,024,000	974,592
2.40%, 8/15/2022	957,000	918,433
2.65%, 9/1/2026	3,532,000	3,222,526
3.05%, 8/15/2022	496,000	489,364
3.15%, 8/15/2027	203,000	191,457
3.55%, 9/15/2021	133,000	134,201
3.75%, 4/15/2024	156,000	156,254
3.95%, 10/15/2023	448,000	456,145
5.05%, 9/15/2019	589,000	605,822
Duke Energy Florida LLC:
2.10%, 12/15/2019	364,000	361,896
3.10%, 8/15/2021	229,000	229,879
3.20%, 1/15/2027	493,000	481,824
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	250,000	235,870
Duke Energy Indiana LLC 3.75%, 7/15/2020	342,000	348,997
Duke Energy Ohio, Inc. 3.80%, 9/1/2023	50,000	51,281
Duke Energy Progress LLC:
2.80%, 5/15/2022	230,000	227,256
3.00%, 9/15/2021	39,000	38,996
3.25%, 8/15/2025	193,000	191,267
Edison International:
2.13%, 4/15/2020	521,000	510,929
2.40%, 9/15/2022	450,000	429,255
2.95%, 3/15/2023	215,000	208,387
4.13%, 3/15/2028 (a)	1,000,000	1,009,040
Emera US Finance L.P.:
2.15%, 6/15/2019	519,000	512,928
2.70%, 6/15/2021	656,000	641,050
3.55%, 6/15/2026	1,032,000	990,173
Enel Americas SA 4.00%, 10/25/2026	385,000	375,798
Enel Generacion Chile SA 4.25%, 4/15/2024	50,000	50,950
Entergy Arkansas, Inc.:
3.50%, 4/1/2026	489,000	488,213
3.70%, 6/1/2024	300,000	306,042
3.75%, 2/15/2021	200,000	203,742
Entergy Corp.:
2.95%, 9/1/2026	505,000	470,216
4.00%, 7/15/2022	293,000	299,191
5.13%, 9/15/2020	520,000	541,325
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	15,000	16,916
Entergy Louisiana LLC:
2.40%, 10/1/2026	1,797,000	1,647,526
3.12%, 9/1/2027	335,000	323,191
4.05%, 9/1/2023	276,000	284,694
Eversource Energy:
2.50%, 3/15/2021	1,377,000	1,354,500
2.80%, 5/1/2023	150,000	145,558
4.50%, 11/15/2019	157,000	160,774

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series H, 3.15%, 1/15/2025	$220,000	$215,112
Series K, 2.75%, 3/15/2022	424,000	415,054
Series L, 2.90%, 10/1/2024	312,000	299,479
Series M, 3.30%, 1/15/2028	595,000	571,878
Exelon Corp.:
2.45%, 4/15/2021	375,000	365,685
2.85%, 6/15/2020	564,000	559,031
3.40%, 4/15/2026	663,000	639,981
3.50%, 6/1/2022	1,414,000	1,399,365
3.95%, 6/15/2025	763,000	767,197
5.15%, 12/1/2020	441,000	460,894
Exelon Generation Co. LLC:
2.95%, 1/15/2020	753,000	750,681
3.40%, 3/15/2022	450,000	449,991
4.00%, 10/1/2020	385,000	391,445
4.25%, 6/15/2022 (a)	1,115,000	1,144,659
5.20%, 10/1/2019	416,000	428,842
FirstEnergy Corp.:
Series A, 2.85%, 7/15/2022	1,007,000	975,390
Series B, 3.90%, 7/15/2027	823,000	807,256
Series B, 4.25%, 3/15/2023	601,000	609,429
Florida Power & Light Co.:
2.75%, 6/1/2023	236,000	231,155
3.13%, 12/1/2025	360,000	355,489
3.25%, 6/1/2024	376,000	377,034
Fortis, Inc.:
3.06%, 10/4/2026	957,000	886,517
2.10%, 10/4/2021	559,000	534,755
Georgia Power Co.:
2.00%, 3/30/2020	792,000	779,241
2.40%, 4/1/2021	498,000	488,951
2.85%, 5/15/2022	425,000	417,473
3.25%, 4/1/2026	370,000	360,206
3.25%, 3/30/2027	375,000	362,010
4.25%, 12/1/2019	345,000	352,790
Series C, 2.00%, 9/8/2020	532,000	519,828
Great Plains Energy, Inc. 4.85%, 6/1/2021	300,000	310,377
Gulf Power Co. Series A, 3.30%, 5/30/2027	450,000	438,345
Iberdrola International B.V. 5.81%, 3/15/2025	10,000	11,176
Interstate Power & Light Co. 3.25%, 12/1/2024	1,135,000	1,121,255
ITC Holdings Corp.:
2.70%, 11/15/2022 (b)	547,000	528,993
3.25%, 6/30/2026	300,000	287,493
3.35%, 11/15/2027 (b)	492,000	469,845
3.65%, 6/15/2024	150,000	149,856
Kansas City Power & Light Co.:
3.15%, 3/15/2023	25,000	24,623
3.65%, 8/15/2025	200,000	200,556
Series 09A, 7.15%, 4/1/2019	300,000	311,889
Kentucky Utilities Co. 3.25%, 11/1/2020	4,000	4,042
LG&E & KU Energy LLC 3.75%, 11/15/2020	819,000	830,531

Security Description	Principal Amount	Value
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	$300,000	$297,102
MidAmerican Energy Co.:
3.10%, 5/1/2027	375,000	363,701
3.50%, 10/15/2024	434,000	440,085
Mississippi Power Co. 3.95%, 3/30/2028	950,000	957,172
NextEra Energy Capital Holdings, Inc.:
2.30%, 4/1/2019	321,000	319,096
2.40%, 9/15/2019	380,000	377,093
2.70%, 9/15/2019	119,000	118,519
2.80%, 1/15/2023	557,000	541,922
3.55%, 5/1/2027	1,491,000	1,451,339
4.50%, 6/1/2021	60,000	62,062
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (a) (c)	1,237,000	1,192,666
Northern States Power Co.:
2.15%, 8/15/2022	1,020,000	975,630
2.20%, 8/15/2020	193,000	190,221
2.60%, 5/15/2023	300,000	292,023
NSTAR Electric Co.:
2.38%, 10/15/2022	570,000	551,578
3.20%, 5/15/2027	587,000	573,828
NV Energy, Inc. 6.25%, 11/15/2020	574,000	618,152
Ohio Power Co. Series M, 5.38%, 10/1/2021	468,000	503,259
Oncor Electric Delivery Co. LLC:
2.95%, 4/1/2025	300,000	290,757
4.10%, 6/1/2022	150,000	154,433
7.00%, 9/1/2022	602,000	693,956
Pacific Gas & Electric Co.:
2.45%, 8/15/2022	218,000	208,968
2.95%, 3/1/2026	912,000	851,990
3.25%, 6/15/2023	304,000	299,595
3.30%, 3/15/2027	605,000	576,396
3.30%, 12/1/2027 (a) (b)	946,000	897,678
3.40%, 8/15/2024	1,272,000	1,247,221
3.50%, 10/1/2020	465,000	468,092
3.50%, 6/15/2025	331,000	322,950
3.75%, 2/15/2024	300,000	300,645
3.85%, 11/15/2023	100,000	101,386
4.25%, 5/15/2021	25,000	25,603
PacifiCorp:
2.95%, 2/1/2022	300,000	299,904
3.60%, 4/1/2024	265,000	270,385
3.85%, 6/15/2021	471,000	482,860
PECO Energy Co.:
2.38%, 9/15/2022	125,000	121,684
3.15%, 10/15/2025	355,000	349,345
Pinnacle West Capital Corp. 2.25%, 11/30/2020	341,000	333,092
PNM Resources, Inc. 3.25%, 3/9/2021	1,050,000	1,050,756

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Portland General Electric Co. 6.10%, 4/15/2019	$250,000	$258,647
Potomac Electric Power Co. 3.60%, 3/15/2024	504,000	511,923
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	918,000	868,419
3.40%, 6/1/2023	336,000	333,174
3.50%, 12/1/2022	459,000	460,106
3.95%, 3/15/2024	568,000	578,559
4.20%, 6/15/2022	209,000	215,138
PPL Electric Utilities Corp. 3.00%, 9/15/2021	100,000	99,805
Progress Energy, Inc.:
3.15%, 4/1/2022	1,133,000	1,121,307
4.40%, 1/15/2021	586,000	602,719
4.88%, 12/1/2019	401,000	412,705
PSEG Power LLC:
3.00%, 6/15/2021	547,000	544,982
5.13%, 4/15/2020	130,000	134,974
Public Service Co. of Colorado:
2.25%, 9/15/2022	380,000	365,967
5.13%, 6/1/2019	377,000	387,288
Public Service Co. of New Hampshire 3.50%, 11/1/2023	205,000	205,869
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	250,000	242,342
Series MTN, 2.25%, 9/15/2026	492,000	450,200
Series MTN, 2.38%, 5/15/2023	125,000	120,173
Series MTN, 3.00%, 5/15/2025	615,000	601,495
Series MTN, 3.00%, 5/15/2027	400,000	384,332
Public Service Enterprise Group, Inc.:
1.60%, 11/15/2019	1,107,000	1,081,572
2.00%, 11/15/2021	106,000	101,120
2.65%, 11/15/2022	702,000	679,754
Puget Energy, Inc.:
3.65%, 5/15/2025	768,000	765,343
5.63%, 7/15/2022	150,000	161,476
6.00%, 9/1/2021	398,000	430,720
6.50%, 12/15/2020	300,000	323,796
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	517,000	481,999
3.00%, 8/15/2021	196,000	195,753
Series NNN, 3.60%, 9/1/2023 .	225,000	229,873
Sempra Energy:
2.40%, 2/1/2020	1,166,000	1,153,722
2.90%, 2/1/2023	999,000	977,851
3.40%, 2/1/2028	322,000	308,801
Sierra Pacific Power Co. 2.60%, 5/1/2026	862,000	802,600
Southern California Edison Co.:

Security Description	Principal Amount	Value
1.85%, 2/1/2022	$255,429	$245,352
3.88%, 6/1/2021	425,000	436,092
Series A, 2.90%, 3/1/2021	1,000,000	1,000,930
Series B, 2.40%, 2/1/2022	705,000	686,416
Series B, 3.65%, 3/1/2028	1,000,000	1,004,820
Series C, 3.50%, 10/1/2023	44,000	44,459
Southern Co.:
1.85%, 7/1/2019	889,000	876,954
2.15%, 9/1/2019	100,000	98,791
2.35%, 7/1/2021 (a)	1,297,000	1,258,440
2.75%, 6/15/2020	595,000	589,901
2.95%, 7/1/2023	952,000	924,468
3.25%, 7/1/2026	1,360,000	1,290,858
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (c)	492,000	510,219
Southern Power Co.:
4.15%, 12/1/2025	654,000	671,580
Series 15B, 2.38%, 6/1/2020	202,000	198,897
Series D, 1.95%, 12/15/2019	410,000	402,669
Series E, 2.50%, 12/15/2021	517,000	501,728
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	997,000	924,678
Southwestern Public Service Co. 3.30%, 6/15/2024	167,000	166,001
TECO Finance, Inc. 5.15%, 3/15/2020	521,000	539,558
TransAlta Corp. 4.50%, 11/15/2022	444,000	446,961
Tucson Electric Power Co. 3.05%, 3/15/2025	142,000	137,152
UIL Holdings Corp. 4.63%, 10/1/2020	200,000	207,440
Union Electric Co.:
2.95%, 6/15/2027	830,000	793,289
3.50%, 4/15/2024	175,000	178,288
Virginia Electric & Power Co.:
2.95%, 1/15/2022	20,000	19,890
3.45%, 9/1/2022	39,000	39,296
3.45%, 2/15/2024	403,000	403,931
Series A, 3.10%, 5/15/2025	375,000	364,151
Series A, 3.15%, 1/15/2026	467,000	454,223
Series A, 3.50%, 3/15/2027	699,000	691,129
Series A, 3.80%, 4/1/2028	1,000,000	1,014,050
Series B, 2.95%, 11/15/2026	367,000	349,131
Series C, 2.75%, 3/15/2023	506,000	494,721
WEC Energy Group, Inc.:
2.45%, 6/15/2020	252,000	249,137
3.55%, 6/15/2025	400,000	397,164
Westar Energy, Inc.:
2.55%, 7/1/2026	433,000	405,275
3.10%, 4/1/2027	1,020,000	994,684
Wisconsin Electric Power Co. 2.95%, 9/15/2021	510,000	508,873
Wisconsin Power & Light Co. 3.05%, 10/15/2027	150,000	144,354
Xcel Energy, Inc.:
2.40%, 3/15/2021	481,000	471,899

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.60%, 3/15/2022	$647,000	$633,232
3.30%, 6/1/2025	450,000	440,478
3.35%, 12/1/2026	400,000	390,436
4.70%, 5/15/2020	545,000	560,102

		134,199,908

ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 6.00%, 12/15/2019	117,000	122,576
Emerson Electric Co.:
2.63%, 12/1/2021	832,000	822,266
2.63%, 2/15/2023	588,000	570,630
3.15%, 6/1/2025	200,000	198,256
4.88%, 10/15/2019	401,000	413,984
Hubbell, Inc.:
3.15%, 8/15/2027	557,000	533,010
3.35%, 3/1/2026	375,000	368,573
3.50%, 2/15/2028	995,000	974,523
Legrand France SA 8.50%, 2/15/2025	375,000	475,774

		4,479,592

ELECTRONICS — 0.7%
Agilent Technologies, Inc.:
3.05%, 9/22/2026	280,000	262,886
3.20%, 10/1/2022	127,000	125,744
3.88%, 7/15/2023	502,000	509,063
5.00%, 7/15/2020	559,000	582,355
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	350,000	339,510
3.55%, 10/1/2027	552,000	525,979
Amphenol Corp.:
2.20%, 4/1/2020	520,000	512,658
3.13%, 9/15/2021	420,000	418,816
3.20%, 4/1/2024	340,000	331,707
4.00%, 2/1/2022	157,000	161,120
Arrow Electronics, Inc.:
3.25%, 9/8/2024	1,159,000	1,108,050
3.50%, 4/1/2022	290,000	287,364
4.00%, 4/1/2025	641,000	637,372
4.50%, 3/1/2023	110,000	112,972
Avnet, Inc.:
4.63%, 4/15/2026	537,000	535,937
4.88%, 12/1/2022	575,000	596,574
5.88%, 6/15/2020	38,000	39,854
Corning, Inc.:
2.90%, 5/15/2022	100,000	98,783
4.25%, 8/15/2020	25,000	25,665
Flex, Ltd.:
4.63%, 2/15/2020	606,000	619,860
4.75%, 6/15/2025	456,000	475,941
5.00%, 2/15/2023	459,000	481,822
FLIR Systems, Inc. 3.13%, 6/15/2021	180,000	179,332
Fortive Corp.:
1.80%, 6/15/2019	153,000	151,158

Security Description	Principal Amount	Value
2.35%, 6/15/2021	$603,000	$586,520
3.15%, 6/15/2026	1,332,000	1,276,149
Honeywell International, Inc.:
1.40%, 10/30/2019	1,519,000	1,491,567
1.80%, 10/30/2019	758,000	747,979
1.85%, 11/1/2021	1,563,000	1,505,622
2.50%, 11/1/2026	1,549,000	1,432,469
3.35%, 12/1/2023	118,000	120,166
4.25%, 3/1/2021	589,000	616,365
Jabil, Inc.:
3.95%, 1/12/2028 (a)	498,000	482,408
4.70%, 9/15/2022	792,000	820,243
5.63%, 12/15/2020	20,000	21,105
Keysight Technologies, Inc.:
3.30%, 10/30/2019	275,000	275,503
4.55%, 10/30/2024	380,000	394,242
4.60%, 4/6/2027	615,000	633,622
Koninklijke Philips NV 3.75%, 3/15/2022	1,058,000	1,093,739
PerkinElmer, Inc. 5.00%, 11/15/2021	675,000	709,256
Tech Data Corp.:
3.70%, 2/15/2022	300,000	297,924
4.95%, 2/15/2027	687,000	688,855
Tyco Electronics Group SA:
3.13%, 8/15/2027	477,000	458,874
3.45%, 8/1/2024	557,000	559,345
3.50%, 2/3/2022	122,000	122,925
3.70%, 2/15/2026	815,000	819,181

		24,274,581

ENGINEERING & CONSTRUCTION — 0.1%
ABB Finance USA, Inc. 2.88%, 5/8/2022	1,318,000	1,303,172
Fluor Corp.:
3.38%, 9/15/2021	457,000	461,689
3.50%, 12/15/2024	195,000	195,002

		1,959,863

ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
2.90%, 7/1/2026	275,000	258,093
3.20%, 3/15/2025	1,098,000	1,072,713
3.38%, 11/15/2027	478,000	460,658
3.55%, 6/1/2022	522,000	527,967
4.75%, 5/15/2023	902,000	954,073
5.00%, 3/1/2020	705,000	732,897
5.25%, 11/15/2021	150,000	160,410
5.50%, 9/15/2019	1,044,000	1,083,380
Waste Management, Inc.:
2.40%, 5/15/2023	300,000	286,578
2.90%, 9/15/2022	142,000	140,350
3.13%, 3/1/2025	152,000	147,791
3.15%, 11/15/2027	1,062,000	1,010,344
3.50%, 5/15/2024	200,000	201,182
4.60%, 3/1/2021	210,000	218,450

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 6/30/2020	$1,445,000	$1,500,936

		8,755,822

FOOD — 1.5%
Campbell Soup Co.:
2.50%, 8/2/2022	350,000	335,517
3.30%, 3/15/2021 (a)	665,000	669,655
3.30%, 3/19/2025	550,000	531,839
3.65%, 3/15/2023	1,400,000	1,401,778
3.95%, 3/15/2025	1,000,000	996,990
4.15%, 3/15/2028	1,500,000	1,492,845
4.25%, 4/15/2021	250,000	256,920
Conagra Brands, Inc. 3.20%, 1/25/2023	582,000	576,366
Flowers Foods, Inc.:
3.50%, 10/1/2026	457,000	437,057
4.38%, 4/1/2022	200,000	206,330
General Mills, Inc.:
2.20%, 10/21/2019	323,000	319,269
2.60%, 10/12/2022	1,252,000	1,204,349
3.15%, 12/15/2021	1,123,000	1,113,185
3.20%, 2/10/2027 (a)	271,000	251,279
3.65%, 2/15/2024	146,000	147,472
Hershey Co.:
2.30%, 8/15/2026	393,000	358,699
3.20%, 8/21/2025	525,000	517,351
4.13%, 12/1/2020	100,000	103,666
Ingredion, Inc.:
3.20%, 10/1/2026	330,000	313,134
4.63%, 11/1/2020	100,000	103,525
JM Smucker Co.:
2.20%, 12/6/2019	979,000	967,125
2.50%, 3/15/2020	762,000	753,801
3.00%, 3/15/2022	452,000	447,823
3.38%, 12/15/2027	600,000	572,862
3.50%, 10/15/2021	305,000	308,126
3.50%, 3/15/2025	825,000	811,124
Kellogg Co.:
2.65%, 12/1/2023	732,000	700,275
3.13%, 5/17/2022	287,000	285,057
3.25%, 4/1/2026	930,000	884,821
3.40%, 11/15/2027	742,000	706,458
4.00%, 12/15/2020	828,000	849,371
4.15%, 11/15/2019	225,000	229,246
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	1,366,000	1,356,561
3.00%, 6/1/2026 (a)	1,989,000	1,837,378
3.50%, 6/6/2022	1,428,000	1,427,158
3.50%, 7/15/2022	1,171,000	1,168,916
3.95%, 7/15/2025 (a)	1,745,000	1,737,601
5.38%, 2/10/2020	793,000	825,394
Kroger Co.:
2.60%, 2/1/2021	480,000	472,627
2.65%, 10/15/2026	952,000	859,275
2.80%, 8/1/2022	520,000	506,381
2.95%, 11/1/2021	464,000	459,926
3.30%, 1/15/2021	492,000	494,175
3.40%, 4/15/2022	564,000	563,786

Security Description	Principal Amount	Value
3.50%, 2/1/2026 (a)	$793,000	$765,983
3.70%, 8/1/2027 (a)	422,000	409,154
3.85%, 8/1/2023	601,000	611,542
4.00%, 2/1/2024	186,000	189,993
6.15%, 1/15/2020	550,000	580,475
Series GMTN, 1.50%, 9/30/2019	749,000	732,837
McCormick & Co., Inc.:
2.70%, 8/15/2022	880,000	855,976
3.15%, 8/15/2024	925,000	897,009
3.40%, 8/15/2027	1,083,000	1,036,355
Mondelez International, Inc.:
4.00%, 2/1/2024	318,000	327,391
5.38%, 2/10/2020	650,000	676,208
Sysco Corp.:
2.50%, 7/15/2021	567,000	555,892
2.60%, 10/1/2020	903,000	895,415
2.60%, 6/12/2022	579,000	563,512
3.25%, 7/15/2027	963,000	924,066
3.30%, 7/15/2026	765,000	740,023
3.55%, 3/15/2025 (a)	1,000,000	997,860
3.75%, 10/1/2025	754,000	766,426
Tyson Foods, Inc.:
2.25%, 8/23/2021	1,119,000	1,078,212
2.65%, 8/15/2019	929,000	924,336
3.55%, 6/2/2027	1,315,000	1,268,817
3.95%, 8/15/2024	1,505,000	1,516,588
4.50%, 6/15/2022	460,000	477,034
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	43,019

		48,396,616

FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027 (b)	737,000	709,672
4.50%, 8/1/2024	350,000	358,929
Domtar Corp. 4.40%, 4/1/2022	177,000	182,540
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025 (a)	1,137,000	1,097,478
5.25%, 5/12/2024	200,000	206,532
5.50%, 1/17/2027 (a)	767,000	793,323
Georgia-Pacific LLC 8.00%, 1/15/2024	125,000	154,853
International Paper Co.:
3.00%, 2/15/2027	1,765,000	1,632,254
3.65%, 6/15/2024 (a)	734,000	730,880
4.75%, 2/15/2022	697,000	730,979
7.50%, 8/15/2021	239,000	271,248

		6,868,688

GAS — 0.4%
Atmos Energy Corp. 3.00%, 6/15/2027	690,000	663,973
CenterPoint Energy Resources Corp.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 4/1/2023	$1,250,000	$1,255,050
4.00%, 4/1/2028	1,150,000	1,159,372
4.50%, 1/15/2021	327,000	337,490
Dominion Energy Gas Holdings LLC:
2.50%, 12/15/2019	150,000	148,718
2.80%, 11/15/2020	872,000	864,248
3.60%, 12/15/2024	467,000	465,375
National Fuel Gas Co.:
3.75%, 3/1/2023	554,000	552,748
3.95%, 9/15/2027	300,000	290,955
4.90%, 12/1/2021	400,000	414,392
5.20%, 7/15/2025	325,000	341,084
NiSource, Inc.:
2.65%, 11/17/2022	892,000	862,734
3.49%, 5/15/2027	939,000	907,252
ONE Gas, Inc. 3.61%, 2/1/2024	251,000	254,268
Sempra Energy:
1.63%, 10/7/2019	447,000	438,176
2.40%, 3/15/2020	368,000	363,466
2.85%, 11/15/2020	542,000	537,534
2.88%, 10/1/2022	185,000	181,431
3.25%, 6/15/2027	633,000	602,338
3.55%, 6/15/2024	226,000	224,282
3.75%, 11/15/2025	120,000	119,572
4.05%, 12/1/2023	83,000	85,185
Southern California Gas Co.:
3.15%, 9/15/2024	555,000	550,865
3.20%, 6/15/2025	155,000	153,374
Series TT, 2.60%, 6/15/2026	625,000	587,288
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	423,000	400,344
3.25%, 6/15/2026	357,000	343,331
3.50%, 9/15/2021	368,000	369,822
Southwest Gas Corp. 3.70%, 4/1/2028	1,000,000	1,009,190

		14,483,857

HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 2.65%, 11/1/2019	549,000	544,350
Snap-on, Inc. 3.25%, 3/1/2027	455,000	445,682
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	755,000	745,479
3.40%, 12/1/2021	492,000	497,771

		2,233,282

HEALTH CARE PRODUCTS — 2.0%
Abbott Laboratories:
2.00%, 3/15/2020	588,000	577,698
2.35%, 11/22/2019	1,317,000	1,305,871
2.55%, 3/15/2022	828,000	805,992
2.80%, 9/15/2020	2,943,000	2,927,020
2.90%, 11/30/2021	2,853,000	2,822,216

Security Description	Principal Amount	Value
2.95%, 3/15/2025	$669,000	$640,481
3.25%, 4/15/2023	1,017,000	1,008,376
3.40%, 11/30/2023	1,312,000	1,303,485
3.75%, 11/30/2026	1,244,000	1,236,524
3.88%, 9/15/2025	517,000	522,372
4.13%, 5/27/2020	706,000	722,506
Baxter International, Inc.:
1.70%, 8/15/2021	460,000	438,822
2.60%, 8/15/2026	798,000	727,090
Becton Dickinson and Co.:
2.40%, 6/5/2020	1,093,000	1,072,222
2.68%, 12/15/2019	1,295,000	1,287,437
2.89%, 6/6/2022	1,972,000	1,912,643
3.13%, 11/8/2021	1,071,000	1,054,432
3.25%, 11/12/2020	943,000	940,652
3.36%, 6/6/2024	2,057,000	1,983,195
3.70%, 6/6/2027	1,984,000	1,913,667
3.73%, 12/15/2024	1,462,000	1,436,868
4.40%, 1/15/2021 (b)	15,000	15,316
Boston Scientific Corp.:
2.85%, 5/15/2020	877,000	872,764
3.38%, 5/15/2022	499,000	497,124
3.85%, 5/15/2025	1,042,000	1,047,054
4.00%, 3/1/2028	1,000,000	1,002,140
4.13%, 10/1/2023	425,000	436,229
6.00%, 1/15/2020	939,000	986,645
Covidien International Finance SA:
2.95%, 6/15/2023	33,000	32,433
3.20%, 6/15/2022	544,000	543,793
4.20%, 6/15/2020	575,000	590,243
CR Bard, Inc. 4.40%, 1/15/2021	21,000	21,047
Danaher Corp.:
2.40%, 9/15/2020	514,000	509,271
3.35%, 9/15/2025	486,000	489,713
Life Technologies Corp.:
5.00%, 1/15/2021	330,000	343,589
6.00%, 3/1/2020	1,383,000	1,453,851
Medtronic Global Holdings SCA 3.35%, 4/1/2027 (a)	1,007,000	993,677
Medtronic, Inc.:
2.50%, 3/15/2020	2,944,000	2,926,159
2.75%, 4/1/2023	244,000	238,569
3.13%, 3/15/2022	967,000	968,122
3.15%, 3/15/2022	3,208,000	3,213,293
3.50%, 3/15/2025	3,094,000	3,096,475
3.63%, 3/15/2024	796,000	806,643
4.13%, 3/15/2021	443,000	456,321
4.45%, 3/15/2020	477,000	494,735
Stryker Corp.:
2.63%, 3/15/2021	923,000	912,579
3.38%, 5/15/2024	160,000	159,611
3.38%, 11/1/2025	464,000	458,534
3.50%, 3/15/2026	900,000	898,083
3.65%, 3/7/2028	1,650,000	1,656,946
4.38%, 1/15/2020	170,000	174,257

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Thermo Fisher Scientific, Inc.:
2.95%, 9/19/2026	$818,000	$762,900
3.00%, 4/15/2023	1,151,000	1,122,018
3.15%, 1/15/2023	1,033,000	1,017,608
3.20%, 8/15/2027	955,000	904,987
3.30%, 2/15/2022	331,000	330,285
3.60%, 8/15/2021	1,134,000	1,146,122
3.65%, 12/15/2025	600,000	599,064
4.15%, 2/1/2024	1,267,000	1,300,474
4.50%, 3/1/2021	506,000	526,088
4.70%, 5/1/2020	300,000	310,353
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	1,804,000	1,785,166
3.15%, 4/1/2022	547,000	539,183
3.38%, 11/30/2021	233,000	232,014
3.55%, 4/1/2025	2,075,000	2,014,514
3.70%, 3/19/2023	450,000	451,454
4.63%, 11/30/2019	147,000	150,537

		66,127,552

HEALTH CARE SERVICES — 1.4%
Aetna, Inc.:
2.75%, 11/15/2022	996,000	958,311
2.80%, 6/15/2023	1,389,000	1,333,884
3.50%, 11/15/2024	820,000	805,002
4.13%, 6/1/2021	142,000	145,398
Anthem, Inc.:
2.25%, 8/15/2019	564,000	558,653
2.50%, 11/21/2020	1,930,000	1,897,731
2.95%, 12/1/2022	655,000	638,959
3.13%, 5/15/2022	551,000	544,217
3.30%, 1/15/2023	846,000	836,584
3.35%, 12/1/2024	669,000	650,248
3.50%, 8/15/2024	697,000	683,708
3.65%, 12/1/2027	1,024,000	992,164
3.70%, 8/15/2021	327,000	330,842
4.10%, 3/1/2028	1,225,000	1,226,531
4.35%, 8/15/2020	873,000	898,998
Catholic Health Initiatives 2.95%, 11/1/2022	420,000	409,315
Cigna Corp.:
3.05%, 10/15/2027	935,000	858,162
3.25%, 4/15/2025	1,069,000	1,022,413
4.00%, 2/15/2022	586,000	596,232
4.50%, 3/15/2021	350,000	360,416
5.13%, 6/15/2020	200,000	208,162
Coventry Health Care, Inc. 5.45%, 6/15/2021	839,000	889,273
Dignity Health 2.64%, 11/1/2019	517,000	514,674
Howard Hughes Medical Institute 3.50%, 9/1/2023	628,000	640,114
Humana, Inc.:
2.50%, 12/15/2020	724,000	710,316
2.63%, 10/1/2019	992,000	987,318
2.90%, 12/15/2022	720,000	700,718

Security Description	Principal Amount	Value
3.15%, 12/1/2022	$131,000	$129,220
3.85%, 10/1/2024	592,000	594,587
3.95%, 3/15/2027	250,000	248,940
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	450,000	435,582
3.50%, 4/1/2022	240,000	244,034
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	203,000	201,437
3.20%, 2/1/2022	443,000	440,643
3.25%, 9/1/2024	493,000	480,276
3.60%, 2/1/2025	1,436,000	1,414,647
3.60%, 9/1/2027	592,000	573,689
3.75%, 8/23/2022	952,000	963,967
4.00%, 11/1/2023	375,000	383,235
4.63%, 11/15/2020	52,000	53,871
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	300,000	283,020
Quest Diagnostics, Inc.:
2.50%, 3/30/2020	375,000	371,861
2.70%, 4/1/2019	509,000	508,511
3.45%, 6/1/2026	520,000	504,098
3.50%, 3/30/2025	1,028,000	1,013,680
4.25%, 4/1/2024	10,000	10,378
4.70%, 4/1/2021	279,000	291,170
4.75%, 1/30/2020	285,000	294,368
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	496,000	505,692
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	1,030,000	1,005,702
2.13%, 3/15/2021	347,000	338,339
2.30%, 12/15/2019	504,000	499,560
2.38%, 10/15/2022	457,000	440,676
2.70%, 7/15/2020	1,757,000	1,748,268
2.75%, 2/15/2023	670,000	654,242
2.88%, 12/15/2021	462,000	457,796
2.88%, 3/15/2022	1,209,000	1,194,021
2.88%, 3/15/2023	527,000	518,647
2.95%, 10/15/2027	756,000	718,759
3.10%, 3/15/2026	907,000	877,477
3.35%, 7/15/2022	695,000	699,969
3.38%, 11/15/2021	1,214,000	1,224,586
3.38%, 4/15/2027	10,000	9,868
3.45%, 1/15/2027	429,000	424,573
3.75%, 7/15/2025	2,747,000	2,788,892
3.88%, 10/15/2020	250,000	255,075
4.70%, 2/15/2021	300,000	312,735

		44,514,434

HOLDING COMPANIES- DIVERS — 0.0% (f)
Leucadia National Corp. 5.50%, 10/18/2023	562,000	577,848

HOME BUILDERS — 0.1%
DR Horton, Inc.:
2.55%, 12/1/2020	375,000	369,514

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 2/15/2020	$1,760,000	$1,788,830
4.38%, 9/15/2022	100,000	103,520
4.75%, 2/15/2023	221,000	232,085
5.75%, 8/15/2023	15,000	16,455
NVR, Inc. 3.95%, 9/15/2022	377,000	384,382

		2,894,786

HOME FURNISHINGS — 0.0% (f)
Leggett & Platt, Inc.:
3.40%, 8/15/2022	100,000	98,699
3.50%, 11/15/2027	842,000	810,324
Whirlpool Corp.:
3.70%, 5/1/2025	250,000	249,407
4.00%, 3/1/2024	250,000	256,478
Series MTN, 4.85%, 6/15/2021	80,000	84,083

		1,498,991

HOUSEHOLD PRODUCTS — 0.7%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	1,379,000	1,340,457
Series MTN, 1.95%, 2/1/2023	246,000	233,742
Series MTN, 2.10%, 5/1/2023	410,000	390,820
Series MTN, 2.30%, 5/3/2022	725,000	709,521
Series MTN, 2.45%, 11/15/2021	47,000	46,423
Series MTN, 3.25%, 3/15/2024	14,000	14,052
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	300,000	289,161
1.80%, 2/7/2020	447,000	439,714
3.15%, 3/15/2027	662,000	647,595
Procter & Gamble Co.:
1.70%, 11/3/2021	638,000	614,624
1.75%, 10/25/2019	739,000	730,915
1.85%, 2/2/2021	275,000	268,543
1.90%, 11/1/2019	617,000	612,107
1.90%, 10/23/2020	797,000	782,933
2.15%, 8/11/2022	1,106,000	1,070,597
2.30%, 2/6/2022	668,000	654,847
2.45%, 11/3/2026	1,460,000	1,357,362
2.70%, 2/2/2026	420,000	401,596
2.85%, 8/11/2027	652,000	624,968
3.10%, 8/15/2023	825,000	830,189
Unilever Capital Corp.:
1.38%, 7/28/2021	415,000	394,603
1.80%, 5/5/2020	1,911,000	1,875,436
2.00%, 7/28/2026	355,000	316,017
2.10%, 7/30/2020	205,000	201,763
2.20%, 5/5/2022	1,298,000	1,256,140
2.60%, 5/5/2024	550,000	528,292
2.75%, 3/22/2021	1,000,000	998,180
2.90%, 5/5/2027	734,000	697,784
3.10%, 7/30/2025	492,000	482,165

Security Description	Principal Amount	Value
3.13%, 3/22/2023	$1,250,000	$1,248,162
3.38%, 3/22/2025 (a)	1,000,000	999,040
3.50%, 3/22/2028 (a)	1,250,000	1,248,700
4.25%, 2/10/2021	1,156,000	1,198,865

		23,505,313

HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc.:
2.45%, 12/15/2019	2,000	1,989
2.45%, 8/1/2022	965,000	934,004
3.15%, 8/1/2027	475,000	448,001
Clorox Co.:
3.05%, 9/15/2022	9,000	8,958
3.10%, 10/1/2027	1,000,000	967,910
3.50%, 12/15/2024	125,000	125,377
3.80%, 11/15/2021	275,000	282,067
Kimberly-Clark Corp.:
1.90%, 5/22/2019	505,000	501,248
2.75%, 2/15/2026	50,000	47,747
3.05%, 8/15/2025	395,000	386,804

		3,704,105

HOUSEWARES — 0.2%
Newell Brands, Inc.:
2.88%, 12/1/2019	596,000	592,472
3.15%, 4/1/2021	1,235,000	1,223,095
3.85%, 4/1/2023	1,516,000	1,511,907
3.90%, 11/1/2025	698,000	679,468
4.00%, 12/1/2024	347,000	343,242
4.20%, 4/1/2026	2,208,000	2,187,377
4.70%, 8/15/2020	3,000	3,088
Tupperware Brands Corp. 4.75%, 6/1/2021	374,000	384,749

		6,925,398

INSURANCE — 2.5%
AEGON Funding Co. LLC 5.75%, 12/15/2020	195,000	207,930
Aflac, Inc.:
2.40%, 3/16/2020	445,000	440,203
3.25%, 3/17/2025	350,000	342,961
3.63%, 6/15/2023	522,000	528,222
3.63%, 11/15/2024	953,000	958,461
4.00%, 2/15/2022	69,000	71,068
Alleghany Corp.:
4.95%, 6/27/2022	1,600,000	1,692,592
5.63%, 9/15/2020	15,000	15,828
Allied World Assurance Co. Holdings, Ltd.:
4.35%, 10/29/2025	200,000	197,832
5.50%, 11/15/2020	531,000	558,325
Allstate Corp.:
3.15%, 6/15/2023	52,000	51,829
3.28%, 12/15/2026	962,000	943,472
7.45%, 5/16/2019	100,000	104,873

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	$350,000	$368,463
Alterra Finance LLC 6.25%, 9/30/2020	35,000	37,324
American Financial Group, Inc. 3.50%, 8/15/2026	440,000	421,648
American International Group, Inc.:
2.30%, 7/16/2019	877,000	868,949
3.30%, 3/1/2021	1,188,000	1,189,271
3.38%, 8/15/2020	437,000	438,792
3.75%, 7/10/2025	837,000	825,081
3.90%, 4/1/2026 (a)	1,183,000	1,171,702
4.13%, 2/15/2024	1,017,000	1,031,797
4.20%, 4/1/2028	875,000	887,206
4.88%, 6/1/2022	2,110,000	2,223,096
6.40%, 12/15/2020	445,000	480,097
Aon Corp. 8.21%, 1/1/2027	245,000	311,167
Aon PLC:
3.50%, 6/14/2024	1,005,000	999,392
3.88%, 12/15/2025	565,000	569,509
4.00%, 11/27/2023	637,000	653,282
5.00%, 9/30/2020	2,038,000	2,126,449
Arch Capital Finance LLC 4.01%, 12/15/2026	487,000	489,815
Assurant, Inc.:
4.00%, 3/15/2023	550,000	553,531
4.20%, 9/27/2023	325,000	327,122
4.90%, 3/27/2028	500,000	510,915
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (a)	582,000	618,841
Athene Holding, Ltd. 4.13%, 1/12/2028	1,113,000	1,067,734
AXIS Specialty Finance LLC 5.88%, 6/1/2020	100,000	105,311
AXIS Specialty Finance PLC 4.00%, 12/6/2027	695,000	670,918
Berkshire Hathaway Finance Corp.:
1.30%, 8/15/2019	923,000	907,909
2.90%, 10/15/2020	300,000	301,680
3.00%, 5/15/2022	642,000	642,713
4.25%, 1/15/2021	1,218,000	1,267,146
Berkshire Hathaway, Inc.:
2.10%, 8/14/2019	417,000	415,003
2.20%, 3/15/2021	1,639,000	1,616,496
2.75%, 3/15/2023	1,506,000	1,481,738
3.00%, 2/11/2023	317,000	317,336
3.13%, 3/15/2026	2,565,000	2,500,926
3.40%, 1/31/2022	353,000	359,439
3.75%, 8/15/2021 (a)	160,000	164,882
Brighthouse Financial, Inc. 3.70%, 6/22/2027 (b)	1,118,000	1,038,197
Brown & Brown, Inc. 4.20%, 9/15/2024	512,000	522,737

Security Description	Principal Amount	Value
Chubb INA Holdings, Inc.:
2.30%, 11/3/2020	$1,155,000	$1,136,428
2.70%, 3/13/2023	802,000	783,145
2.88%, 11/3/2022	821,000	812,741
3.15%, 3/15/2025	466,000	455,995
3.35%, 5/15/2024	451,000	450,477
3.35%, 5/3/2026	1,585,000	1,560,845
5.90%, 6/15/2019	642,000	665,722
CNA Financial Corp.:
3.45%, 8/15/2027	500,000	475,655
3.95%, 5/15/2024	456,000	462,010
4.50%, 3/1/2026	1,178,000	1,220,514
5.75%, 8/15/2021	100,000	107,574
5.88%, 8/15/2020	232,000	246,080
Enstar Group, Ltd. 4.50%, 3/10/2022	484,000	486,638
Fidelity National Financial, Inc. 5.50%, 9/1/2022	542,000	585,561
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	229,000	233,557
Hartford Financial Services Group, Inc.:
5.13%, 4/15/2022	634,000	676,129
5.50%, 3/30/2020	375,000	392,966
Kemper Corp. 4.35%, 2/15/2025	275,000	274,263
Lincoln National Corp.:
3.63%, 12/12/2026	967,000	953,240
3.80%, 3/1/2028	180,000	178,439
4.00%, 9/1/2023	675,000	691,376
4.20%, 3/15/2022	75,000	77,383
4.85%, 6/24/2021	155,000	162,742
6.25%, 2/15/2020	5,000	5,287
Loews Corp. 3.75%, 4/1/2026	500,000	504,525
Manulife Financial Corp.:
4.15%, 3/4/2026	978,000	997,130
4.90%, 9/17/2020	56,000	58,351
USD 5 year swap rate + 1.65%, 4.06%, 2/24/2032 (c)	906,000	883,794
Markel Corp. 3.50%, 11/1/2027	617,000	593,708
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	572,000	568,671
2.35%, 3/6/2020	464,000	459,327
2.75%, 1/30/2022	670,000	659,394
3.30%, 3/14/2023	1,043,000	1,039,527
3.50%, 6/3/2024	458,000	456,571
3.50%, 3/10/2025	524,000	519,923
3.75%, 3/14/2026	175,000	174,918
4.80%, 7/15/2021	813,000	852,211
Mercury General Corp. 4.40%, 3/15/2027	495,000	490,946
MetLife, Inc.:
3.00%, 3/1/2025	369,000	355,251
3.05%, 12/15/2022	259,000	256,151
3.60%, 4/10/2024	1,022,000	1,023,850

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.60%, 11/13/2025	$364,000	$363,024
4.75%, 2/8/2021	1,165,000	1,214,256
Series D, 4.37%, 9/15/2023	902,000	940,615
Montpelier Re Holdings, Ltd. 4.70%, 10/15/2022	100,000	103,344
Old Republic International Corp.:
3.88%, 8/26/2026	390,000	383,054
4.88%, 10/1/2024	300,000	316,206
PartnerRe Finance B LLC 5.50%, 6/1/2020	254,000	266,395
Primerica, Inc. 4.75%, 7/15/2022	250,000	262,310
Principal Financial Group, Inc.:
3.10%, 11/15/2026	400,000	379,592
3.30%, 9/15/2022	160,000	159,830
3.40%, 5/15/2025	357,000	351,184
3 Month USD LIBOR + 3.04%, 4.70%, 5/15/2055 (c)	150,000	151,344
Progressive Corp.:
2.45%, 1/15/2027	200,000	183,714
3.75%, 8/23/2021	150,000	153,492
Protective Life Corp. 7.38%, 10/15/2019	185,000	197,064
Prudential Financial, Inc.:
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	966,000	989,619
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	897,000	908,114
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	1,654,000	1,733,822
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (c)	967,000	1,020,794
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (c)	742,000	707,801
Series MTN, 2.35%, 8/15/2019	230,000	228,606
Series MTN, 3.50%, 5/15/2024	631,000	632,742
Series MTN, 3.88%, 3/27/2028	1,000,000	1,015,020
Series MTN, 4.50%, 11/15/2020	587,000	608,337
Series MTN, 4.50%, 11/16/2021	320,000	334,234
Series MTN, 5.38%, 6/21/2020	449,000	471,648
Series MTND, 7.38%, 6/15/2019	758,000	798,303
Reinsurance Group of America, Inc.:
3.95%, 9/15/2026	200,000	197,966

Security Description	Principal Amount	Value
6.45%, 11/15/2019	$285,000	$300,179
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	517,000	489,444
3.70%, 4/1/2025	50,000	49,307
Swiss Re America Holding Corp. 7.00%, 2/15/2026	121,000	144,047
Torchmark Corp. 3.80%, 9/15/2022	75,000	76,053
Travelers Cos., Inc.:
3.90%, 11/1/2020	240,000	245,546
5.90%, 6/2/2019	400,000	414,316
Trinity Acquisition PLC:
3.50%, 9/15/2021	524,000	523,712
4.40%, 3/15/2026	350,000	356,640
Unum Group:
3.00%, 5/15/2021	430,000	426,255
4.00%, 3/15/2024	150,000	151,962
5.63%, 9/15/2020	22,000	23,279
Voya Financial, Inc.:
3.13%, 7/15/2024	500,000	482,060
3.65%, 6/15/2026	840,000	820,487
5.50%, 7/15/2022	5,000	5,402
Willis North America, Inc. 3.60%, 5/15/2024	492,000	483,916
Willis Towers Watson PLC 5.75%, 3/15/2021	33,000	35,147
WR Berkley Corp.:
4.63%, 3/15/2022	165,000	172,047
5.38%, 9/15/2020	10,000	10,495
7.38%, 9/15/2019	150,000	158,806
XLIT, Ltd.:
4.45%, 3/31/2025	300,000	302,580
5.75%, 10/1/2021	455,000	491,209
6.25%, 5/15/2027	324,000	372,817
6.38%, 11/15/2024	169,000	194,647

		81,389,008

INTERNET — 1.3%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	1,808,000	1,795,561
2.80%, 6/6/2023	2,105,000	2,038,040
3.13%, 11/28/2021	1,204,000	1,201,219
3.40%, 12/6/2027	2,009,000	1,905,898
3.60%, 11/28/2024 (a)	986,000	977,530
Alphabet, Inc.:
2.00%, 8/15/2026	1,887,000	1,717,849
3.38%, 2/25/2024	1,032,000	1,048,894
3.63%, 5/19/2021	569,000	586,707
Amazon.com, Inc.:
1.90%, 8/21/2020 (b)	1,485,000	1,454,691
2.40%, 2/22/2023 (a) (b)	1,191,000	1,149,053
2.50%, 11/29/2022	1,119,000	1,093,632
2.60%, 12/5/2019	1,215,000	1,215,024
2.80%, 8/22/2024 (b)	2,167,000	2,100,690
3.15%, 8/22/2027 (b)	1,468,000	1,416,664
3.30%, 12/5/2021	977,000	989,857
3.80%, 12/5/2024	1,429,000	1,467,169
5.20%, 12/3/2025	824,000	918,752

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Baidu, Inc.:
2.75%, 6/9/2019	$1,122,000	$1,118,567
2.88%, 7/6/2022	645,000	626,031
3.00%, 6/30/2020	479,000	476,413
3.50%, 11/28/2022	407,000	404,387
3.63%, 7/6/2027	950,000	906,100
3.88%, 9/29/2023	1,750,000	1,751,767
4.13%, 6/30/2025 (a)	370,000	371,924
4.38%, 3/29/2028	335,000	336,608
Booking Holdings, Inc.:
2.75%, 3/15/2023	722,000	697,091
3.60%, 6/1/2026	916,000	899,952
3.65%, 3/15/2025	517,000	513,552
eBay, Inc.:
2.15%, 6/5/2020	595,000	583,927
2.20%, 8/1/2019	1,387,000	1,376,584
2.60%, 7/15/2022	947,000	916,497
2.75%, 1/30/2023	1,079,000	1,042,357
2.88%, 8/1/2021	484,000	479,397
3.25%, 10/15/2020	391,000	392,670
3.45%, 8/1/2024	653,000	645,138
3.60%, 6/5/2027	920,000	889,088
3.80%, 3/9/2022	620,000	631,234
Expedia Group, Inc.:
4.50%, 8/15/2024	677,000	684,298
5.00%, 2/15/2026	1,044,000	1,074,934
5.95%, 8/15/2020	1,019,000	1,077,287
JD.com, Inc.:
3.13%, 4/29/2021	400,000	392,500
3.88%, 4/29/2026	452,000	432,686

		41,798,219

INVESTMENT COMPANY SECURITY — 0.1%
Apollo Investment Corp. 5.25%, 3/3/2025	100,000	100,431
Ares Capital Corp.:
3.50%, 2/10/2023	676,000	657,457
3.63%, 1/19/2022	1,139,000	1,123,419
3.88%, 1/15/2020	83,000	83,682
4.25%, 3/1/2025	775,000	754,994
FS Investment Corp.:
4.00%, 7/15/2019	227,000	228,092
4.25%, 1/15/2020	356,000	358,392
Prospect Capital Corp. 5.00%, 7/15/2019	374,000	379,563

		3,686,030

IRON/STEEL — 0.1%
Nucor Corp.:
4.00%, 8/1/2023	325,000	336,489
4.13%, 9/15/2022	454,000	470,925
5.85%, 6/1/2018	10,000	10,055
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	456,000	470,528
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (a)	672,000	688,182
4.63%, 9/15/2020	793,000	829,264

Security Description	Principal Amount	Value
6.25%, 8/10/2026	$1,396,000	$1,562,696

		4,368,139

IT SERVICES — 3.1%
Apple, Inc.:
1.10%, 8/2/2019	934,000	917,879
1.50%, 9/12/2019	584,000	576,145
1.55%, 2/7/2020	2,747,000	2,697,444
1.55%, 8/4/2021	1,508,000	1,446,896
1.80%, 11/13/2019	1,308,000	1,294,344
1.80%, 5/11/2020	933,000	917,605
1.90%, 2/7/2020	769,000	759,849
2.00%, 5/6/2020	1,766,000	1,744,190
2.00%, 11/13/2020	937,000	920,556
2.10%, 9/12/2022	1,876,000	1,806,588
2.15%, 2/9/2022	1,091,000	1,061,074
2.25%, 2/23/2021	3,452,000	3,400,047
2.30%, 5/11/2022	574,000	559,397
2.40%, 1/13/2023	638,000	619,434
2.40%, 5/3/2023	2,541,000	2,457,935
2.45%, 8/4/2026	1,459,000	1,349,633
2.50%, 2/9/2022	1,056,000	1,040,593
2.50%, 2/9/2025	1,543,000	1,462,039
2.70%, 5/13/2022	1,135,000	1,123,536
2.75%, 1/13/2025	1,247,000	1,203,779
2.85%, 5/6/2021	4,148,000	4,149,784
2.85%, 2/23/2023	1,283,000	1,272,056
2.85%, 5/11/2024	1,576,000	1,536,442
2.90%, 9/12/2027	2,076,000	1,975,231
3.00%, 2/9/2024 (a)	1,324,000	1,307,516
3.00%, 6/20/2027	805,000	775,014
3.00%, 11/13/2027	1,179,000	1,129,730
3.20%, 5/13/2025	1,824,000	1,802,130
3.20%, 5/11/2027	3,649,000	3,563,103
3.25%, 2/23/2026	3,663,000	3,613,769
3.35%, 2/9/2027	2,243,000	2,216,106
3.45%, 5/6/2024	2,333,000	2,352,667
Dell International LLC/EMC Corp.:
3.48%, 6/1/2019 (b)	3,875,000	3,893,600
4.42%, 6/15/2021 (b)	4,454,000	4,569,005
5.45%, 6/15/2023 (b)	3,657,000	3,875,835
6.02%, 6/15/2026 (b)	4,046,000	4,354,953
DXC Technology Co.:
2.88%, 3/27/2020	407,000	404,705
4.25%, 4/15/2024	444,000	455,841
4.75%, 4/15/2027	235,000	244,076
Hewlett Packard Enterprise Co.:
3.60%, 10/15/2020	2,421,000	2,440,199
4.40%, 10/15/2022	1,055,000	1,092,579
4.90%, 10/15/2025	2,164,000	2,245,302
HP, Inc.:
3.75%, 12/1/2020	556,000	564,051
4.05%, 9/15/2022 (a)	454,000	466,312
IBM Credit LLC:
1.63%, 9/6/2019	1,010,000	996,163
1.80%, 1/20/2021	354,000	344,240
2.20%, 9/8/2022	450,000	432,509

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.65%, 2/5/2021	$1,245,000	$1,238,389
3.00%, 2/6/2023	1,990,000	1,969,384
International Business Machines Corp.:
1.63%, 5/15/2020	714,000	697,649
1.88%, 8/1/2022	1,208,000	1,149,219
1.90%, 1/27/2020	392,000	386,504
2.25%, 2/19/2021	734,000	721,801
2.50%, 1/27/2022	1,245,000	1,221,333
2.88%, 11/9/2022	1,402,000	1,381,587
2.90%, 11/1/2021	411,000	410,104
3.30%, 1/27/2027	556,000	549,812
3.38%, 8/1/2023	1,258,000	1,264,680
3.45%, 2/19/2026	1,319,000	1,316,969
3.63%, 2/12/2024	1,317,000	1,340,811
6.22%, 8/1/2027	502,000	608,951
7.00%, 10/30/2025	906,000	1,114,362
8.38%, 11/1/2019	434,000	471,879
NetApp, Inc.:
2.00%, 9/27/2019	371,000	365,309
3.30%, 9/29/2024	450,000	436,658
3.38%, 6/15/2021	617,000	616,550
Seagate HDD Cayman:
4.25%, 3/1/2022 (b)	911,000	899,667
4.75%, 6/1/2023 (a)	1,308,000	1,312,918
4.75%, 1/1/2025 (a)	1,098,000	1,069,672
4.88%, 3/1/2024 (a) (b)	641,000	635,763
4.88%, 6/1/2027	485,000	458,669
Western Digital Corp. 4.75%, 2/15/2026	1,560,000	1,560,852

		102,631,373

LEISURE TIME — 0.1%
Carnival Corp. 3.95%, 10/15/2020	390,000	399,489
Harley-Davidson, Inc. 3.50%, 7/28/2025	275,000	272,891
Royal Caribbean Cruises, Ltd.:
2.65%, 11/28/2020	668,000	657,927
5.25%, 11/15/2022	2,000	2,146
7.50%, 10/15/2027	544,000	675,169

		2,007,622

LODGING — 0.2%
Hyatt Hotels Corp.:
3.38%, 7/15/2023	125,000	124,061
4.85%, 3/15/2026	281,000	295,266
Marriott International, Inc.:
2.30%, 1/15/2022	925,000	888,629
2.88%, 3/1/2021	260,000	257,660
3.38%, 10/15/2020	742,000	747,832
3.75%, 3/15/2025	600,000	599,460
3.75%, 10/1/2025	50,000	49,881
Series N, 3.13%, 10/15/2021	620,000	614,581
Series R, 3.13%, 6/15/2026	1,043,000	990,548
Wyndham Worldwide Corp.:
3.90%, 3/1/2023	452,000	440,899
4.15%, 4/1/2024	350,000	349,223

Security Description	Principal Amount	Value
4.25%, 3/1/2022	$967,000	$965,066
4.50%, 4/1/2027	325,000	322,699
5.10%, 10/1/2025 (a)	245,000	253,982

		6,899,787

MACHINERY, CONSTRUCTION & MINING — 0.5%
ABB Finance USA, Inc.:
2.80%, 4/3/2020 (e)	340,000	340,299
3.38%, 4/3/2023 (e)	1,000,000	1,004,430
3.80%, 4/3/2028 (e)	1,250,000	1,263,025
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	805,000	770,240
1.93%, 10/1/2021	362,000	348,975
2.40%, 8/9/2026	450,000	417,501
Series GMTN, 1.85%, 9/4/2020	980,000	956,304
Series MTN, 1.35%, 5/18/2019	658,000	649,025
Series MTN, 2.00%, 11/29/2019	999,000	986,093
Series MTN, 2.00%, 3/5/2020	300,000	295,470
Series MTN, 2.10%, 6/9/2019	340,000	337,889
Series MTN, 2.10%, 1/10/2020	452,000	446,838
Series MTN, 2.25%, 12/1/2019	553,000	548,698
Series MTN, 2.40%, 6/6/2022	601,000	584,340
Series MTN, 2.55%, 11/29/2022	847,000	823,394
Series MTN, 2.63%, 3/1/2023	500,000	485,305
Series MTN, 2.85%, 6/1/2022	549,000	543,796
Series MTN, 2.90%, 3/15/2021	1,000,000	997,740
Series MTN, 3.25%, 12/1/2024 (a)	1,050,000	1,038,670
Series MTN, 3.30%, 6/9/2024	347,000	345,494
Series MTN, 3.75%, 11/24/2023	430,000	439,658
Caterpillar, Inc.:
2.60%, 6/26/2022	774,000	757,351
3.40%, 5/15/2024	669,000	670,813
3.90%, 5/27/2021	1,209,000	1,242,223

		16,293,571

MACHINERY-DIVERSIFIED — 0.9%
CNH Industrial Capital LLC:
3.38%, 7/15/2019	461,000	459,847
3.88%, 10/15/2021	950,000	949,430
4.38%, 11/6/2020	443,000	450,476
4.38%, 4/5/2022	1,116,000	1,135,530
4.88%, 4/1/2021	774,000	796,678
CNH Industrial NV:
4.50%, 8/15/2023	398,000	406,209
Series MTN, 3.85%, 11/15/2027	399,000	386,551

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Cummins, Inc. 3.65%, 10/1/2023	$352,000	$362,542
Deere & Co.:
2.60%, 6/8/2022	517,000	505,642
4.38%, 10/16/2019	282,000	289,019
Flowserve Corp.:
3.50%, 9/15/2022	471,000	462,098
4.00%, 11/15/2023	13,000	13,027
IDEX Corp. 4.20%, 12/15/2021	44,000	44,670
John Deere Capital Corp.:
1.70%, 1/15/2020	231,000	226,502
2.55%, 1/8/2021	404,000	400,000
2.80%, 1/27/2023 (a)	331,000	325,171
Series 0014, 2.45%, 9/11/2020	150,000	148,669
Series DMTN, 2.35%, 1/8/2021	767,000	755,027
Series MTN, 1.25%, 10/9/2019	380,000	371,598
Series MTN, 1.95%, 6/22/2020	587,000	575,559
Series MTN, 2.05%, 3/10/2020	271,000	267,469
Series MTN, 2.15%, 9/8/2022	493,000	472,467
Series MTN, 2.20%, 3/13/2020	1,658,000	1,639,662
Series MTN, 2.30%, 9/16/2019	848,000	843,031
Series MTN, 2.38%, 7/14/2020	441,000	436,048
Series MTN, 2.65%, 1/6/2022	798,000	785,104
Series MTN, 2.65%, 6/24/2024	697,000	669,643
Series MTN, 2.65%, 6/10/2026	350,000	330,036
Series MTN, 2.70%, 1/6/2023 .	667,000	652,413
Series MTN, 2.75%, 3/15/2022	537,000	530,438
Series MTN, 2.80%, 3/4/2021 .	375,000	373,714
Series MTN, 2.80%, 3/6/2023 (a)	1,029,000	1,009,645
Series MTN, 2.80%, 9/8/2027 .	667,000	628,541
Series MTN, 2.88%, 3/12/2021	1,225,000	1,223,162
Series MTN, 3.05%, 1/6/2028 .	805,000	771,295
Series MTN, 3.15%, 10/15/2021	542,000	544,201
Series MTN, 3.35%, 6/12/2024	190,000	189,882
Series MTN, 3.40%, 9/11/2025	175,000	174,529
Series MTN, 3.45%, 3/13/2025	1,250,000	1,252,450
Series MTN, 3.90%, 7/12/2021	120,000	123,218
nVent Finance Sarl 3.95%, 4/15/2023 (b)	1,075,000	1,077,860

Security Description	Principal Amount	Value
Rockwell Automation, Inc.:
2.05%, 3/1/2020	$322,000	$317,489
2.88%, 3/1/2025	25,000	24,110
Roper Technologies, Inc.:
2.80%, 12/15/2021	423,000	416,566
3.00%, 12/15/2020	1,438,000	1,432,852
3.13%, 11/15/2022	495,000	488,847
3.80%, 12/15/2026	742,000	740,331
3.85%, 12/15/2025	75,000	75,778
6.25%, 9/1/2019	18,000	18,845
Wabtec Corp. 3.45%, 11/15/2026	587,000	562,058
Xylem, Inc.:
3.25%, 11/1/2026	908,000	876,402
4.88%, 10/1/2021	189,000	199,983

		28,212,314

MEDIA — 2.6%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	814,000	803,679
3.38%, 11/15/2026 (a)	517,000	510,408
3.70%, 9/15/2024	373,000	377,252
3.70%, 10/15/2025	515,000	519,774
4.00%, 10/1/2023	375,000	386,141
4.50%, 2/15/2021	1,469,000	1,531,080
5.65%, 8/15/2020	47,000	49,823
CBS Corp.:
2.30%, 8/15/2019	946,000	938,423
2.50%, 2/15/2023 (a)	467,000	444,248
2.90%, 6/1/2023 (b)	250,000	241,608
2.90%, 1/15/2027	730,000	662,176
3.38%, 3/1/2022	802,000	799,931
3.38%, 2/15/2028 (a)	762,000	707,967
3.50%, 1/15/2025	185,000	179,481
3.70%, 8/15/2024	871,000	865,704
4.00%, 1/15/2026	444,000	438,885
4.30%, 2/15/2021	102,000	104,859
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	3,197,000	3,197,000
4.20%, 3/15/2028	25,000	23,902
4.46%, 7/23/2022	3,367,000	3,435,518
4.91%, 7/23/2025	3,905,000	3,982,827
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	1,050,000	1,323,347
Comcast Corp.:
1.63%, 1/15/2022	576,000	545,380
2.35%, 1/15/2027	1,578,000	1,416,949
2.75%, 3/1/2023	1,284,000	1,248,908
2.85%, 1/15/2023	487,000	476,607
3.00%, 2/1/2024	2,759,000	2,686,714
3.13%, 7/15/2022	1,088,000	1,085,258
3.15%, 3/1/2026	2,247,000	2,164,535
3.15%, 2/15/2028	250,000	237,948
3.30%, 2/1/2027	1,095,000	1,060,792

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 2/15/2025	$760,000	$747,354
3.38%, 8/15/2025	995,000	975,001
3.60%, 3/1/2024	1,036,000	1,042,133
5.15%, 3/1/2020	1,355,000	1,411,530
5.70%, 7/1/2019	1,805,000	1,870,124
Discovery Communications LLC:
2.20%, 9/20/2019	738,000	729,985
2.95%, 3/20/2023	1,037,000	998,372
3.25%, 4/1/2023	1,297,000	1,265,431
3.30%, 5/15/2022	381,000	376,161
3.45%, 3/15/2025	50,000	48,213
3.80%, 3/13/2024	492,000	487,631
4.38%, 6/15/2021	350,000	360,416
4.90%, 3/11/2026 (a)	1,124,000	1,165,723
5.05%, 6/1/2020	500,000	519,165
5.63%, 8/15/2019	263,000	272,113
Grupo Televisa SAB 6.63%, 3/18/2025	250,000	285,433
Historic TW, Inc. 6.88%, 6/15/2018	10,000	10,079
NBCUniversal Media LLC:
2.88%, 1/15/2023	843,000	826,899
4.38%, 4/1/2021	2,181,000	2,265,339
5.15%, 4/30/2020	1,672,000	1,744,749
RELX Capital, Inc.:
3.13%, 10/15/2022	222,000	218,623
3.50%, 3/16/2023	1,310,000	1,313,275
Scripps Networks Interactive, Inc.:
2.75%, 11/15/2019	366,000	363,727
2.80%, 6/15/2020	810,000	803,641
3.50%, 6/15/2022	3,000	2,971
3.90%, 11/15/2024	693,000	688,378
3.95%, 6/15/2025	160,000	158,181
TCI Communications, Inc. 7.88%, 2/15/2026	70,000	89,343
Thomson Reuters Corp.:
3.35%, 5/15/2026	440,000	421,590
3.85%, 9/29/2024	715,000	716,166
3.95%, 9/30/2021	220,000	223,619
4.30%, 11/23/2023	205,000	209,787
4.70%, 10/15/2019	645,000	662,351
Time Warner Cable LLC:
4.00%, 9/1/2021	1,227,000	1,234,325
4.13%, 2/15/2021	506,000	511,723
5.00%, 2/1/2020	1,422,000	1,460,280
8.25%, 4/1/2019	2,309,000	2,423,480
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	737,000	875,350
Time Warner, Inc.:
2.10%, 6/1/2019	573,000	568,112
2.95%, 7/15/2026	481,000	440,971
3.40%, 6/15/2022	442,000	441,120
3.55%, 6/1/2024	705,000	694,897
3.60%, 7/15/2025	1,214,000	1,180,858
3.80%, 2/15/2027	1,410,000	1,365,881

Security Description	Principal Amount	Value
3.88%, 1/15/2026	$449,000	$440,276
4.00%, 1/15/2022	400,000	409,924
4.05%, 12/15/2023	10,000	10,238
4.70%, 1/15/2021	1,138,000	1,182,803
4.75%, 3/29/2021	2,073,000	2,162,409
4.88%, 3/15/2020	1,374,000	1,420,427
Viacom, Inc.:
3.45%, 10/4/2026 (a)	562,000	531,849
3.88%, 12/15/2021	220,000	223,181
3.88%, 4/1/2024 (a)	788,000	780,766
4.25%, 9/1/2023	1,391,000	1,411,934
4.50%, 3/1/2021	362,000	373,783
5.63%, 9/15/2019	37,000	38,392
Walt Disney Co.:
2.30%, 2/12/2021	239,000	235,568
2.75%, 8/16/2021	322,000	320,216
3.00%, 2/13/2026	805,000	785,672
Series GMTN, 2.15%, 9/17/2020	508,000	500,385
Series GMTN, 3.15%, 9/17/2025	728,000	719,613
Series MTN, 0.88%, 7/12/2019	667,000	653,020
Series MTN, 1.80%, 6/5/2020	997,000	977,549
Series MTN, 1.85%, 7/30/2026	1,046,000	930,522
Series MTN, 1.95%, 3/4/2020	567,000	559,102
Series MTN, 2.35%, 12/1/2022	1,981,000	1,916,835
Series MTN, 2.45%, 3/4/2022	405,000	397,078
Series MTN, 2.55%, 2/15/2022	492,000	484,054
Series MTN, 2.95%, 6/15/2027 (a)	593,000	570,721
Series MTN, 3.75%, 6/1/2021	418,000	428,638

		85,382,579

METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
2.25%, 6/15/2020	481,000	476,392
2.50%, 1/15/2023	739,000	719,933
3.25%, 6/15/2025	883,000	876,881
Timken Co. 3.88%, 9/1/2024	166,000	163,296

		2,236,502

MINING — 0.4%
Barrick Gold Corp. 3.85%, 4/1/2022	712,000	728,034
Barrick North America Finance LLC 4.40%, 5/30/2021	1,025,000	1,064,381
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	2,510,000	2,503,198
6.42%, 3/1/2026	55,000	65,138
Goldcorp, Inc.:
3.63%, 6/9/2021	466,000	470,096

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 3/15/2023	$1,139,000	$1,137,109
Newmont Mining Corp.:
3.50%, 3/15/2022	880,000	880,713
5.13%, 10/1/2019	324,000	333,480
Rio Tinto Finance USA PLC 2.88%, 8/21/2022	26,000	26,152
Rio Tinto Finance USA, Ltd.:
3.75%, 9/20/2021	739,000	761,975
3.75%, 6/15/2025 (a)	1,562,000	1,587,679
4.13%, 5/20/2021	11,000	11,483
Southern Copper Corp.:
3.50%, 11/8/2022	804,000	804,748
3.88%, 4/23/2025	148,000	148,984
5.38%, 4/16/2020	370,000	385,914
Yamana Gold, Inc. 4.63%, 12/15/2027 (b)	1,237,000	1,214,153

		12,123,237

MISCELLANEOUS MANUFACTURER — 1.2%
3M Co.:
2.88%, 10/15/2027	997,000	960,948
Series MTN, 1.63%, 9/19/2021	462,000	443,243
Series MTN, 2.00%, 8/7/2020	100,000	98,800
Series MTN, 2.00%, 6/26/2022	930,000	896,055
Series MTN, 2.25%, 3/15/2023	692,000	670,223
Series MTN, 2.25%, 9/19/2026	494,000	452,687
Series MTN, 3.00%, 8/7/2025	276,000	273,566
Carlisle Cos., Inc.:
3.50%, 12/1/2024	1,107,000	1,085,159
3.75%, 11/15/2022	50,000	50,476
3.75%, 12/1/2027	475,000	461,918
Dover Corp.:
3.15%, 11/15/2025	265,000	259,075
4.30%, 3/1/2021	439,000	454,435
Eaton Corp.:
2.75%, 11/2/2022	1,648,000	1,608,811
3.10%, 9/15/2027	787,000	740,717
General Electric Co.:
2.10%, 12/11/2019	572,000	562,230
2.70%, 10/9/2022	4,703,000	4,541,217
3.38%, 3/11/2024	756,000	740,434
5.30%, 2/11/2021	1,156,000	1,212,459
Series GMTN, 2.20%, 1/9/2020	1,152,000	1,135,699
Series GMTN, 3.10%, 1/9/2023 (a)	1,355,000	1,328,456
Series GMTN, 3.15%, 9/7/2022	1,391,000	1,370,052
Series GMTN, 3.45%, 5/15/2024	1,087,000	1,065,749
Series GMTN, 4.63%, 1/7/2021	1,023,000	1,061,608

Security Description	Principal Amount	Value
Series GMTN, 5.50%, 1/8/2020	$530,000	$551,004
Series GMTN, 6.00%, 8/7/2019	1,076,000	1,117,049
Series MTN, 4.38%, 9/16/2020	861,000	883,188
Series MTN, 4.65%, 10/17/2021 (a)	2,394,000	2,500,509
Series MTN, 5.55%, 5/4/2020	984,000	1,029,677
Hexcel Corp.:
3.95%, 2/15/2027	175,000	173,710
4.70%, 8/15/2025	553,000	577,752
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	1,545,000	1,445,178
3.38%, 9/15/2021	445,000	449,530
3.50%, 3/1/2024	162,000	164,430
6.25%, 4/1/2019	715,000	739,117
Ingersoll-Rand Global Holding Co., Ltd.:
2.90%, 2/21/2021	1,125,000	1,120,770
3.75%, 8/21/2028	850,000	843,667
4.25%, 6/15/2023	517,000	536,594
Ingersoll-Rand Luxembourg Finance SA:
2.63%, 5/1/2020	119,000	117,952
3.55%, 11/1/2024	158,000	158,024
Pall Corp. 5.00%, 6/15/2020	11,000	11,500
Parker-Hannifin Corp.:
3.25%, 3/1/2027	300,000	293,391
Series MTN, 3.30%, 11/21/2024	446,000	444,921
Series MTN, 3.50%, 9/15/2022	585,000	591,447
Textron, Inc.:
3.65%, 3/15/2027	654,000	639,049
3.88%, 3/1/2025	1,086,000	1,089,171
4.00%, 3/15/2026	545,000	549,382
4.30%, 3/1/2024	125,000	129,325
Trinity Industries, Inc. 4.55%, 10/1/2024	300,000	298,725

		37,929,079

OFFICE & BUSINESS EQUIPMENT — 0.2%
Pitney Bowes, Inc.:
3.63%, 9/15/2020	1,355,000	1,343,157
3.63%, 10/1/2021	582,000	554,937
4.13%, 5/15/2022	414,000	392,596
4.63%, 3/15/2024 (a)	227,000	211,439
4.70%, 4/1/2023 (a)	445,000	418,879
Xerox Corp.:
2.75%, 9/1/2020	290,000	284,484
2.80%, 5/15/2020	300,000	296,571
3.50%, 8/20/2020	200,000	200,018
3.63%, 3/15/2023	1,683,000	1,643,298
3.80%, 5/15/2024	20,000	19,640
4.07%, 3/17/2022	158,000	158,132

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 5/15/2021	$1,168,000	$1,193,895
5.63%, 12/15/2019	300,000	311,880

		7,028,926

OIL & GAS — 4.4%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024	497,000	481,613
4.85%, 3/15/2021	654,000	679,545
5.55%, 3/15/2026	1,622,000	1,768,223
6.95%, 6/15/2019	445,000	465,884
Andeavor:
3.80%, 4/1/2028 (a)	300,000	288,642
4.75%, 12/15/2023	800,000	832,768
5.13%, 4/1/2024	34,000	35,259
5.13%, 12/15/2026	620,000	655,135
Apache Corp.:
2.63%, 1/15/2023	295,000	282,392
3.25%, 4/15/2022	821,000	811,829
3.63%, 2/1/2021	467,000	472,072
BP Capital Markets PLC:
1.77%, 9/19/2019	477,000	470,680
2.11%, 9/16/2021	1,110,000	1,075,168
2.32%, 2/13/2020	1,953,000	1,933,841
2.50%, 11/6/2022	828,000	801,148
2.52%, 1/15/2020	33,000	32,801
2.52%, 9/19/2022	1,384,000	1,343,435
2.75%, 5/10/2023	1,674,000	1,627,162
3.02%, 1/16/2027	1,090,000	1,040,274
3.06%, 3/17/2022	936,000	933,744
3.12%, 5/4/2026	1,352,000	1,305,126
3.22%, 11/28/2023	1,179,000	1,169,875
3.22%, 4/14/2024	781,000	771,987
3.25%, 5/6/2022	2,988,000	2,993,587
3.28%, 9/19/2027	1,502,000	1,459,313
3.51%, 3/17/2025	894,000	894,688
3.54%, 11/4/2024	857,000	859,048
3.56%, 11/1/2021	1,274,000	1,293,849
3.59%, 4/14/2027	693,000	691,205
3.81%, 2/10/2024	769,000	785,434
3.99%, 9/26/2023	330,000	340,949
4.50%, 10/1/2020	1,673,000	1,734,249
4.74%, 3/11/2021	1,303,000	1,365,244
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	696,000	676,310
3.45%, 11/15/2021	1,760,000	1,770,824
3.80%, 4/15/2024	298,000	297,142
3.85%, 6/1/2027 (a)	673,000	660,072
3.90%, 2/1/2025	520,000	519,002
Cenovus Energy, Inc.:
3.00%, 8/15/2022	425,000	409,063
4.25%, 4/15/2027 (a)	2,147,000	2,090,384
5.70%, 10/15/2019	818,000	846,119
Chevron Corp.:
1.96%, 3/3/2020	2,234,000	2,204,846
1.99%, 3/3/2020	425,000	419,658
2.10%, 5/16/2021	1,938,000	1,894,414
2.19%, 11/15/2019	664,000	659,843

Security Description	Principal Amount	Value
2.36%, 12/5/2022	$1,755,000	$1,704,263
2.41%, 3/3/2022	917,000	898,862
2.42%, 11/17/2020	917,000	909,288
2.43%, 6/24/2020	457,000	454,477
2.50%, 3/3/2022	737,000	724,058
2.57%, 5/16/2023	787,000	765,090
2.90%, 3/3/2024	1,045,000	1,022,543
2.95%, 5/16/2026	2,383,000	2,293,495
3.19%, 6/24/2023	2,259,000	2,263,699
3.33%, 11/17/2025 (a)	645,000	642,607
Cimarex Energy Co.:
3.90%, 5/15/2027	807,000	796,759
4.38%, 6/1/2024	917,000	945,106
Concho Resources, Inc.:
3.75%, 10/1/2027	1,171,000	1,145,015
4.38%, 1/15/2025	413,000	415,891
ConocoPhillips Co.:
2.40%, 12/15/2022	1,317,000	1,267,283
3.35%, 11/15/2024	985,000	977,878
3.35%, 5/15/2025	260,000	257,067
4.95%, 3/15/2026 (a)	1,571,000	1,712,374
Devon Energy Corp.:
3.25%, 5/15/2022 (a)	1,070,000	1,057,770
4.00%, 7/15/2021	357,000	363,469
5.85%, 12/15/2025	557,000	632,964
Encana Corp.:
3.90%, 11/15/2021	590,000	597,744
6.50%, 5/15/2019	688,000	713,370
Eni USA, Inc. 7.30%, 11/15/2027	510,000	629,651
EOG Resources, Inc.:
2.45%, 4/1/2020	791,000	783,327
2.63%, 3/15/2023	1,416,000	1,364,769
3.15%, 4/1/2025	500,000	485,615
4.10%, 2/1/2021	845,000	866,835
4.15%, 1/15/2026	531,000	547,711
4.40%, 6/1/2020	250,000	256,965
5.63%, 6/1/2019	937,000	965,513
EQT Corp.:
2.50%, 10/1/2020	1,493,000	1,460,468
3.00%, 10/1/2022	803,000	779,978
3.90%, 10/1/2027	870,000	834,025
4.88%, 11/15/2021	521,000	542,950
8.13%, 6/1/2019	200,000	211,176
Exxon Mobil Corp.:
1.91%, 3/6/2020	1,850,000	1,826,579
2.22%, 3/1/2021	2,730,000	2,688,804
2.40%, 3/6/2022	1,417,000	1,389,581
2.71%, 3/6/2025	2,034,000	1,967,041
2.73%, 3/1/2023 (a)	743,000	733,348
3.04%, 3/1/2026	1,655,000	1,625,789
3.18%, 3/15/2024	791,000	797,320
Helmerich & Payne International Drilling Co. 4.65%, 3/15/2025	500,000	521,920
Hess Corp.:
3.50%, 7/15/2024	567,000	545,261

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 4/1/2027 (a)	$1,189,000	$1,163,567
HollyFrontier Corp. 5.88%, 4/1/2026	1,178,000	1,267,929
Husky Energy, Inc.:
3.95%, 4/15/2022	581,000	592,498
4.00%, 4/15/2024	629,000	639,976
7.25%, 12/15/2019	1,133,000	1,210,169
Kerr-McGee Corp. 6.95%, 7/1/2024	297,000	343,154
Marathon Oil Corp.:
2.70%, 6/1/2020	298,000	294,105
2.80%, 11/1/2022 (a)	1,135,000	1,092,676
3.85%, 6/1/2025	1,074,000	1,062,293
4.40%, 7/15/2027	1,186,000	1,205,213
Marathon Petroleum Corp.:
3.40%, 12/15/2020	737,000	742,100
3.63%, 9/15/2024	570,000	566,147
5.13%, 3/1/2021	792,000	835,932
Noble Energy, Inc.:
3.85%, 1/15/2028 (a)	587,000	577,297
3.90%, 11/15/2024 (a)	515,000	518,548
4.15%, 12/15/2021	880,000	900,240
5.63%, 5/1/2021	104,000	105,707
Occidental Petroleum Corp.:
2.60%, 4/15/2022	350,000	343,284
2.70%, 2/15/2023	1,116,000	1,090,343
3.00%, 2/15/2027 (a)	777,000	744,848
3.13%, 2/15/2022	921,000	921,746
3.40%, 4/15/2026	1,004,000	993,388
3.50%, 6/15/2025	273,000	273,975
Series 1, 4.10%, 2/1/2021	985,000	1,014,599
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028 (b)	1,007,000	972,681
Phillips 66:
3.90%, 3/15/2028	950,000	946,314
4.30%, 4/1/2022	1,597,000	1,659,091
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	594,000	598,105
3.95%, 7/15/2022	963,000	982,433
4.45%, 1/15/2026	205,000	213,184
7.50%, 1/15/2020	314,000	337,946
Shell International Finance B.V.:
1.38%, 9/12/2019	786,000	772,001
1.75%, 9/12/2021	481,000	461,601
1.88%, 5/10/2021	1,560,000	1,509,191
2.13%, 5/11/2020	3,441,000	3,385,703
2.25%, 11/10/2020	1,141,000	1,124,912
2.25%, 1/6/2023	1,723,000	1,654,562
2.38%, 8/21/2022	1,069,000	1,038,651
2.50%, 9/12/2026	1,114,000	1,040,008
2.88%, 5/10/2026 (a)	1,444,000	1,388,984
3.25%, 5/11/2025	2,851,000	2,832,697
3.40%, 8/12/2023	1,043,000	1,054,619
4.30%, 9/22/2019	1,405,000	1,437,680
4.38%, 3/25/2020	916,000	944,167
Suncor Energy, Inc. 3.60%, 12/1/2024	363,000	362,114

Security Description	Principal Amount	Value
Total Capital Canada, Ltd. 2.75%, 7/15/2023	$1,242,000	$1,209,112
Total Capital International SA:
2.10%, 6/19/2019	341,000	338,896
2.70%, 1/25/2023 (a)	1,014,000	991,276
2.75%, 6/19/2021	788,000	782,232
2.88%, 2/17/2022	1,203,000	1,196,143
3.70%, 1/15/2024	955,000	973,508
3.75%, 4/10/2024	1,291,000	1,318,111
Total Capital SA:
4.13%, 1/28/2021	455,000	470,138
4.25%, 12/15/2021	683,000	712,062
4.45%, 6/24/2020	1,450,000	1,497,908
Valero Energy Corp.:
3.40%, 9/15/2026 (a)	1,500,000	1,439,760
3.65%, 3/15/2025	576,000	572,043
6.13%, 2/1/2020	749,000	789,835

		144,036,946

OIL & GAS SERVICES — 0.3%
Baker Hughes a GE Co. LLC 3.20%, 8/15/2021	332,000	332,893
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	1,313,000	1,284,928
3.34%, 12/15/2027	1,351,000	1,290,989
Halliburton Co.:
3.25%, 11/15/2021	1,151,000	1,155,132
3.50%, 8/1/2023	824,000	827,197
3.80%, 11/15/2025	1,976,000	1,980,999
National Oilwell Varco, Inc. 2.60%, 12/1/2022	1,593,000	1,530,682
Schlumberger Investment SA 3.65%, 12/1/2023	1,469,000	1,493,092
TechnipFMC PLC 3.45%, 10/1/2022 (b)	512,000	498,191

		10,394,103

PACKAGING & CONTAINERS — 0.2%
Bemis Co., Inc.:
3.10%, 9/15/2026	350,000	327,873
4.50%, 10/15/2021	400,000	416,704
Packaging Corp. of America:
2.45%, 12/15/2020	771,000	758,517
3.40%, 12/15/2027	410,000	392,837
3.65%, 9/15/2024	642,000	641,474
4.50%, 11/1/2023	584,000	610,595
WestRock Co.:
3.00%, 9/15/2024 (b)	300,000	286,782
3.38%, 9/15/2027 (b)	250,000	238,360
3.75%, 3/15/2025 (b)	1,350,000	1,348,947
4.00%, 3/15/2028 (b)	1,250,000	1,255,688
WestRock RKT Co.:
3.50%, 3/1/2020	55,000	55,404
4.00%, 3/1/2023	792,000	808,822

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 3/1/2022	$385,000	$405,286

		7,547,289

PHARMACEUTICALS — 4.7%
AbbVie, Inc.:
2.30%, 5/14/2021 (a)	1,809,000	1,762,074
2.50%, 5/14/2020	3,034,000	2,996,560
2.85%, 5/14/2023	600,000	580,512
2.90%, 11/6/2022	2,357,000	2,300,833
3.20%, 11/6/2022	1,470,000	1,452,536
3.20%, 5/14/2026	1,482,000	1,409,308
3.60%, 5/14/2025	4,211,000	4,150,530
Allergan Finance LLC 3.25%, 10/1/2022	1,758,000	1,722,453
Allergan Funding SCS:
2.45%, 6/15/2019	597,000	592,660
3.00%, 3/12/2020	3,158,000	3,142,052
3.45%, 3/15/2022	3,049,000	3,024,364
3.80%, 3/15/2025 (a)	3,461,000	3,397,525
3.85%, 6/15/2024	1,387,000	1,370,855
Allergan, Inc.:
2.80%, 3/15/2023	610,000	581,458
3.38%, 9/15/2020	454,000	454,350
AmerisourceBergen Corp.:
3.25%, 3/1/2025	400,000	384,996
3.40%, 5/15/2024	400,000	393,424
3.45%, 12/15/2027 (a)	837,000	795,903
3.50%, 11/15/2021	170,000	171,249
AstraZeneca PLC:
1.95%, 9/18/2019	748,000	739,301
2.38%, 11/16/2020	1,736,000	1,709,300
2.38%, 6/12/2022	978,000	945,755
3.13%, 6/12/2027	806,000	772,599
3.38%, 11/16/2025	1,473,000	1,450,861
Bristol-Myers Squibb Co.:
2.00%, 8/1/2022	948,000	911,559
3.25%, 11/1/2023	435,000	437,654
3.25%, 2/27/2027	856,000	846,704
7.15%, 6/15/2023	186,000	220,654
Cardinal Health, Inc.:
1.95%, 6/14/2019	763,000	754,325
2.40%, 11/15/2019	457,000	452,873
2.62%, 6/15/2022	1,466,000	1,416,684
3.08%, 6/15/2024	733,000	699,656
3.20%, 3/15/2023 (a)	457,000	450,433
3.41%, 6/15/2027	1,579,000	1,487,481
3.50%, 11/15/2024	587,000	573,834
4.63%, 12/15/2020	562,000	583,418
CVS Health Corp.:
3.13%, 3/9/2020	2,055,000	2,059,418
3.35%, 3/9/2021	1,555,000	1,564,548
3.70%, 3/9/2023	5,935,000	5,973,400
4.10%, 3/25/2025	3,975,000	4,012,882
4.30%, 3/25/2028	7,180,000	7,229,686
Eli Lilly & Co.:
2.35%, 5/15/2022	977,000	953,024
2.75%, 6/1/2025	791,000	763,101

Security Description	Principal Amount	Value
3.10%, 5/15/2027	$926,000	$904,156
Express Scripts Holding Co.:
2.25%, 6/15/2019	1,008,000	1,001,196
2.60%, 11/30/2020	839,000	824,938
3.00%, 7/15/2023	1,913,000	1,832,099
3.05%, 11/30/2022	83,000	81,039
3.30%, 2/25/2021	155,000	154,823
3.40%, 3/1/2027 (a)	563,000	530,318
3.50%, 6/15/2024	320,000	311,114
3.90%, 2/15/2022	802,000	812,001
4.50%, 2/25/2026 (a)	1,246,000	1,271,992
4.75%, 11/15/2021	2,865,000	2,983,009
Express Scripts, Inc. 7.25%, 6/15/2019	60,000	62,990
GlaxoSmithKline Capital PLC 2.85%, 5/8/2022	1,610,000	1,593,353
GlaxoSmithKline Capital, Inc. 2.80%, 3/18/2023	1,346,000	1,316,482
Johnson & Johnson:
1.65%, 3/1/2021	4,715,000	4,586,045
1.88%, 12/5/2019	100,000	99,188
1.95%, 11/10/2020	390,000	383,545
2.05%, 3/1/2023	872,000	839,431
2.25%, 3/3/2022	915,000	895,913
2.45%, 12/5/2021	57,000	56,337
2.45%, 3/1/2026	1,264,000	1,193,936
2.63%, 1/15/2025	789,000	762,797
2.90%, 1/15/2028	22,000	21,149
2.95%, 9/1/2020	345,000	347,960
2.95%, 3/3/2027	620,000	603,031
3.38%, 12/5/2023	406,000	414,364
3.55%, 5/15/2021	100,000	102,600
McKesson Corp.:
2.70%, 12/15/2022	100,000	96,628
2.85%, 3/15/2023	400,000	385,664
3.80%, 3/15/2024	1,416,000	1,408,382
3.95%, 2/16/2028	1,260,000	1,247,110
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	1,069,000	1,068,487
4.13%, 11/15/2025	758,000	779,588
4.90%, 11/1/2019	311,000	320,734
Medco Health Solutions, Inc. 4.13%, 9/15/2020	161,000	164,354
Merck & Co., Inc.:
1.85%, 2/10/2020	586,000	578,470
2.35%, 2/10/2022	1,268,000	1,242,488
2.40%, 9/15/2022	1,659,000	1,620,229
2.75%, 2/10/2025	2,509,000	2,420,232
2.80%, 5/18/2023	1,777,000	1,754,912
3.88%, 1/15/2021 (a)	826,000	849,549
Merck Sharp & Dohme Corp. 5.00%, 6/30/2019	1,338,000	1,377,377
Mylan NV:
2.50%, 6/7/2019	1,280,000	1,270,746
3.15%, 6/15/2021	2,235,000	2,204,470
3.75%, 12/15/2020	577,000	580,895
3.95%, 6/15/2026	1,862,000	1,805,749

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Mylan, Inc.:
4.20%, 11/29/2023	$401,000	$406,297
4.55%, 4/15/2028 (b) (e)	1,150,000	1,153,554
Novartis Capital Corp.:
1.80%, 2/14/2020	1,962,000	1,931,236
2.40%, 5/17/2022	1,495,000	1,460,540
2.40%, 9/21/2022	1,433,000	1,395,255
3.00%, 11/20/2025	1,697,000	1,655,916
3.10%, 5/17/2027	133,000	129,880
3.40%, 5/6/2024	1,784,000	1,798,539
4.40%, 4/24/2020	705,000	728,469
Perrigo Finance Unlimited Co.:
3.50%, 12/15/2021	310,000	310,118
3.90%, 12/15/2024	500,000	496,950
4.38%, 3/15/2026	659,000	668,700
Pfizer, Inc.:
1.45%, 6/3/2019	813,000	803,772
1.70%, 12/15/2019	1,289,000	1,270,722
1.95%, 6/3/2021	1,250,000	1,222,138
2.10%, 5/15/2019	1,010,000	1,006,021
2.20%, 12/15/2021	733,000	717,380
2.75%, 6/3/2026	445,000	424,374
3.00%, 6/15/2023	872,000	868,495
3.00%, 12/15/2026	1,988,000	1,924,643
3.40%, 5/15/2024	1,785,000	1,798,334
5.80%, 8/12/2023	600,000	680,508
Sanofi 4.00%, 3/29/2021	1,793,000	1,845,158
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	2,828,000	2,782,696
2.40%, 9/23/2021	3,300,000	3,186,683
2.88%, 9/23/2023	2,542,000	2,426,237
3.20%, 9/23/2026	3,105,000	2,898,331
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	415,000	393,272
Teva Pharmaceutical Finance Netherlands III B.V. 1.70%, 7/19/2019	1,307,000	1,263,839
Wyeth LLC 6.45%, 2/1/2024	445,000	518,251
Zoetis, Inc.:
3.00%, 9/12/2027	837,000	785,491
3.25%, 2/1/2023	1,452,000	1,438,613
3.45%, 11/13/2020	195,000	196,507
4.50%, 11/13/2025	721,000	759,948

		154,201,529

PIPELINES — 3.5%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022 (a)	384,000	375,600
5.25%, 1/15/2025	1,277,000	1,298,326
5.50%, 10/15/2019	668,000	683,030
6.38%, 5/1/2024	255,000	271,348
Boardwalk Pipelines L.P.:
4.45%, 7/15/2027	587,000	572,231

Security Description	Principal Amount	Value
4.95%, 12/15/2024 (a)	$800,000	$824,936
5.75%, 9/15/2019	648,000	671,490
5.95%, 6/1/2026	510,000	546,802
Buckeye Partners L.P.:
3.95%, 12/1/2026	789,000	750,584
4.13%, 12/1/2027 (a)	50,000	47,884
4.15%, 7/1/2023 (a)	255,000	256,221
4.35%, 10/15/2024	482,000	482,337
4.88%, 2/1/2021	526,000	540,933
Columbia Pipeline Group, Inc.:
3.30%, 6/1/2020	565,000	565,356
4.50%, 6/1/2025	1,389,000	1,403,015
Enable Midstream Partners L.P.:
2.40%, 5/15/2019	444,000	439,112
3.90%, 5/15/2024	292,000	285,853
4.40%, 3/15/2027	1,822,000	1,788,493
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	1,075,000	1,093,501
4.38%, 10/15/2020	460,000	470,985
5.20%, 3/15/2020	492,000	507,803
5.88%, 10/15/2025	90,000	99,517
Enbridge, Inc.:
2.90%, 7/15/2022	395,000	384,185
3.50%, 6/10/2024	270,000	263,218
3.70%, 7/15/2027	856,000	822,873
4.00%, 10/1/2023	634,000	637,639
4.25%, 12/1/2026	952,000	956,255
Energy Transfer Partners L.P.:
3.60%, 2/1/2023	359,000	351,260
4.05%, 3/15/2025 (a)	1,086,000	1,067,962
4.15%, 10/1/2020	1,267,000	1,285,257
4.20%, 4/15/2027 (a)	250,000	241,565
4.65%, 6/1/2021	525,000	539,878
4.75%, 1/15/2026 (a)	377,000	381,430
4.90%, 2/1/2024	531,000	545,640
5.20%, 2/1/2022	1,259,000	1,317,317
9.00%, 4/15/2019	430,000	455,082
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	465,000	470,375
5.00%, 10/1/2022	606,000	632,476
5.75%, 9/1/2020	518,000	542,118
5.88%, 3/1/2022	2,557,000	2,733,024
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	667,000	650,112
4.40%, 4/1/2024 (a)	577,000	578,339
4.85%, 7/15/2026	893,000	903,153
Enterprise Products Operating LLC:
2.55%, 10/15/2019	692,000	687,530
2.80%, 2/15/2021	1,145,000	1,132,634
2.85%, 4/15/2021	486,000	480,610
3.35%, 3/15/2023	1,268,000	1,264,843
3.70%, 2/15/2026	440,000	436,264
3.75%, 2/15/2025	969,000	971,994
3.90%, 2/15/2024	320,000	324,669

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.05%, 2/15/2022	$1,017,000	$1,042,516
5.20%, 9/1/2020	1,132,000	1,184,525
5.25%, 1/31/2020	512,000	531,297
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (c)	1,495,000	1,429,654
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (c)	1,167,000	1,145,130
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	691,000	671,583
EQT Midstream Partners L.P.:
4.00%, 8/1/2024	355,000	346,214
4.13%, 12/1/2026	665,000	639,843
Kinder Morgan Energy Partners L.P.:
3.45%, 2/15/2023	894,000	873,626
3.50%, 3/1/2021 (a)	815,000	814,910
3.50%, 9/1/2023	684,000	667,447
3.95%, 9/1/2022	1,156,000	1,165,063
4.15%, 3/1/2022	152,000	154,484
4.15%, 2/1/2024	29,000	29,091
4.25%, 9/1/2024	807,000	810,672
4.30%, 5/1/2024	696,000	701,039
5.00%, 10/1/2021	1,090,000	1,133,633
5.30%, 9/15/2020	965,000	1,002,896
6.50%, 4/1/2020	1,006,000	1,064,921
6.85%, 2/15/2020	511,000	543,004
Kinder Morgan, Inc.:
3.05%, 12/1/2019	1,098,000	1,095,354
3.15%, 1/15/2023	1,108,000	1,076,566
4.30%, 6/1/2025	1,185,000	1,193,331
4.30%, 3/1/2028	1,500,000	1,490,640
6.50%, 9/15/2020	515,000	551,246
Magellan Midstream Partners L.P.:
4.25%, 2/1/2021	323,000	331,240
5.00%, 3/1/2026	639,000	688,190
6.55%, 7/15/2019	472,000	492,575
MPLX L.P.:
3.38%, 3/15/2023	1,235,000	1,222,526
4.00%, 2/15/2025	492,000	490,549
4.00%, 3/15/2028	385,000	379,387
4.13%, 3/1/2027	1,331,000	1,321,244
4.50%, 7/15/2023 (a)	180,000	186,617
4.88%, 12/1/2024	1,327,000	1,392,620
4.88%, 6/1/2025	1,237,000	1,296,413
5.50%, 2/15/2023	642,000	658,923
ONEOK Partners L.P.:
3.38%, 10/1/2022	686,000	677,631
3.80%, 3/15/2020	50,000	50,445
4.90%, 3/15/2025	1,045,000	1,088,608
ONEOK, Inc.:
4.00%, 7/13/2027	664,000	655,660
4.25%, 2/1/2022	294,000	300,465
7.50%, 9/1/2023	492,000	576,327
Phillips 66 Partners L.P.:

Security Description	Principal Amount	Value
2.65%, 2/15/2020	$75,000	$74,313
3.55%, 10/1/2026	570,000	545,359
3.61%, 2/15/2025	75,000	73,320
3.75%, 3/1/2028 (a)	355,000	343,171
Plains All American Pipeline L.P./PAA Finance Corp.:
2.60%, 12/15/2019	315,000	310,798
2.85%, 1/31/2023	500,000	473,485
3.60%, 11/1/2024	670,000	637,291
3.65%, 6/1/2022	998,000	983,699
3.85%, 10/15/2023	626,000	609,968
4.50%, 12/15/2026 (a)	797,000	790,353
4.65%, 10/15/2025	1,260,000	1,267,963
5.00%, 2/1/2021	521,000	537,912
5.75%, 1/15/2020	462,000	480,009
Sabine Pass Liquefaction LLC:
5.00%, 3/15/2027	1,524,000	1,582,552
5.63%, 2/1/2021	1,877,000	1,972,423
5.63%, 4/15/2023	1,289,000	1,376,352
5.63%, 3/1/2025	2,181,000	2,345,443
5.75%, 5/15/2024	2,032,000	2,178,472
5.88%, 6/30/2026 (a)	2,169,000	2,372,018
6.25%, 3/15/2022	1,160,000	1,258,438
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp. 4.40%, 6/15/2021	353,000	362,337
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	783,000	738,244
3.50%, 3/15/2025	414,000	399,171
4.75%, 3/15/2024	1,244,000	1,289,729
Sunoco Logistics Partners Operations L.P.:
3.45%, 1/15/2023 (a)	310,000	302,588
3.90%, 7/15/2026	1,713,000	1,630,382
4.00%, 10/1/2027 (a)	501,000	475,103
4.25%, 4/1/2024	537,000	533,767
4.40%, 4/1/2021	150,000	153,772
4.65%, 2/15/2022	101,000	104,141
5.95%, 12/1/2025	745,000	808,660
TC PipeLines L.P.:
3.90%, 5/25/2027	950,000	915,240
4.38%, 3/13/2025	350,000	353,370
TransCanada PipeLines, Ltd.:
2.13%, 11/15/2019	743,000	734,834
2.50%, 8/1/2022	1,275,000	1,237,923
3.75%, 10/16/2023	537,000	549,002
3.80%, 10/1/2020	1,543,000	1,571,900
4.88%, 1/15/2026	589,000	637,787
Transcontinental Gas Pipe Line Co. LLC:
4.00%, 3/15/2028 (b)	1,000,000	980,170
7.85%, 2/1/2026	995,000	1,223,303
Valero Energy Partners L.P.:
4.38%, 12/15/2026	475,000	472,544
4.50%, 3/15/2028	750,000	756,540
Western Gas Partners L.P.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 6/1/2025	$620,000	$603,124
4.00%, 7/1/2022	192,000	192,044
4.50%, 3/1/2028	260,000	260,772
4.65%, 7/1/2026	400,000	406,492
5.38%, 6/1/2021	417,000	435,048
Williams Partners L.P.:
3.35%, 8/15/2022	1,019,000	1,000,342
3.60%, 3/15/2022	1,217,000	1,212,923
3.75%, 6/15/2027	1,574,000	1,505,515
3.90%, 1/15/2025	540,000	532,802
4.00%, 11/15/2021	360,000	364,680
4.00%, 9/15/2025	592,000	582,108
4.13%, 11/15/2020	650,000	660,608
4.30%, 3/4/2024	779,000	789,485
4.50%, 11/15/2023	870,000	894,978
5.25%, 3/15/2020	1,473,000	1,527,206

		115,613,137

REAL ESTATE — 0.1%
CBRE Services, Inc.:
4.88%, 3/1/2026	271,000	285,130
5.25%, 3/15/2025	1,111,000	1,190,470
Prologis L.P.:
3.75%, 11/1/2025	269,000	272,876
4.25%, 8/15/2023	625,000	652,038

		2,400,514

REAL ESTATE INVESTMENT TRUSTS — 3.9%
Alexandria Real Estate Equities, Inc.:
2.75%, 1/15/2020	204,000	202,939
3.45%, 4/30/2025	962,000	929,840
3.90%, 6/15/2023	344,000	348,097
3.95%, 1/15/2027	106,000	104,115
3.95%, 1/15/2028	50,000	49,094
4.30%, 1/15/2026	94,000	95,528
4.60%, 4/1/2022	419,000	436,292
American Campus Communities Operating Partnership L.P.:
3.35%, 10/1/2020	355,000	355,593
3.63%, 11/15/2027 (a)	570,000	542,469
3.75%, 4/15/2023	99,000	98,976
4.13%, 7/1/2024	135,000	135,680
American Homes 4 Rent L.P. 4.25%, 2/15/2028	815,000	801,658
American Tower Corp.:
2.25%, 1/15/2022	859,000	820,812
2.80%, 6/1/2020	1,048,000	1,040,727
3.00%, 6/15/2023	734,000	709,492
3.13%, 1/15/2027 (a)	493,000	453,580
3.30%, 2/15/2021	754,000	753,585
3.38%, 10/15/2026	469,000	439,476
3.45%, 9/15/2021	491,000	492,051
3.50%, 1/31/2023	1,106,000	1,099,342
3.55%, 7/15/2027	1,017,000	963,211
4.00%, 6/1/2025 (a)	839,000	835,803

Security Description	Principal Amount	Value
4.40%, 2/15/2026	$293,000	$296,296
4.70%, 3/15/2022	781,000	814,310
5.00%, 2/15/2024	992,000	1,048,802
5.05%, 9/1/2020	887,000	923,456
5.90%, 11/1/2021	279,000	302,163
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	200,000	196,814
Series GMTN, 2.95%, 5/11/2026	620,000	586,966
Series GMTN, 3.45%, 6/1/2025	200,000	198,214
Series GMTN, 3.50%, 11/15/2024	303,000	302,364
Series GMTN, 3.50%, 11/15/2025	200,000	198,562
Series GMTN, 3.63%, 10/1/2020	165,000	167,165
Series GMTN, 4.20%, 12/15/2023	30,000	31,123
Series MTN, 2.90%, 10/15/2026	225,000	211,748
Series MTN, 3.20%, 1/15/2028	415,000	394,677
Series MTN, 3.35%, 5/15/2027	867,000	838,961
Boston Properties L.P.:
2.75%, 10/1/2026 (a)	417,000	380,083
3.13%, 9/1/2023	379,000	372,322
3.20%, 1/15/2025	1,891,000	1,826,063
3.65%, 2/1/2026	689,000	675,020
3.80%, 2/1/2024	239,000	240,549
3.85%, 2/1/2023	887,000	904,421
4.13%, 5/15/2021	1,275,000	1,308,405
5.63%, 11/15/2020	465,000	492,254
5.88%, 10/15/2019	2,273,000	2,361,238
Brandywine Operating Partnership L.P.:
3.95%, 2/15/2023	500,000	503,630
3.95%, 11/15/2027	350,000	338,054
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	492,000	474,701
3.65%, 6/15/2024	1,002,000	977,661
3.85%, 2/1/2025	70,000	68,509
3.88%, 8/15/2022	218,000	218,959
4.13%, 6/15/2026	389,000	382,052
Camden Property Trust 2.95%, 12/15/2022	300,000	294,036
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	1,171,000	1,175,906
Columbia Property Trust Operating Partnership L.P.:
3.65%, 8/15/2026	150,000	142,059
4.15%, 4/1/2025	50,000	49,304
Corporate Office Properties L.P.:
3.60%, 5/15/2023	125,000	122,528

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 6/15/2021	$150,000	$149,756
5.00%, 7/1/2025	200,000	207,716
Crown Castle International Corp.:
2.25%, 9/1/2021	1,093,000	1,051,693
3.15%, 7/15/2023	582,000	564,482
3.20%, 9/1/2024	577,000	553,897
3.40%, 2/15/2021	544,000	546,372
3.65%, 9/1/2027	1,028,000	981,133
3.70%, 6/15/2026	1,140,000	1,100,123
3.80%, 2/15/2028	492,000	474,539
4.00%, 3/1/2027	579,000	569,192
4.45%, 2/15/2026	1,169,000	1,187,599
4.88%, 4/15/2022	991,000	1,044,167
5.25%, 1/15/2023	1,786,000	1,899,965
CubeSmart L.P.:
3.13%, 9/1/2026	395,000	366,856
4.38%, 12/15/2023	290,000	298,955
DCT Industrial Operating Partnership L.P. 4.50%, 10/15/2023	250,000	255,035
DDR Corp.:
3.63%, 2/1/2025	142,000	136,073
4.25%, 2/1/2026 (a)	64,000	63,511
4.63%, 7/15/2022	245,000	254,210
4.70%, 6/1/2027 (a)	335,000	341,265
Digital Realty Trust L.P.:
2.75%, 2/1/2023	545,000	523,778
3.40%, 10/1/2020	150,000	150,894
3.63%, 10/1/2022	304,000	305,237
3.70%, 8/15/2027	880,000	849,684
3.95%, 7/1/2022	125,000	127,178
5.25%, 3/15/2021	467,000	492,059
5.88%, 2/1/2020	54,000	56,401
Duke Realty L.P.:
3.25%, 6/30/2026	350,000	335,391
3.38%, 12/15/2027	500,000	477,080
3.75%, 12/1/2024	351,000	350,726
3.88%, 10/15/2022	200,000	203,606
4.38%, 6/15/2022	250,000	259,028
EPR Properties:
4.50%, 4/1/2025	100,000	100,172
4.50%, 6/1/2027	845,000	825,033
4.75%, 12/15/2026	269,000	269,724
5.75%, 8/15/2022	332,000	354,868
ERP Operating L.P.:
2.38%, 7/1/2019	487,000	484,672
2.85%, 11/1/2026	470,000	441,513
3.00%, 4/15/2023	244,000	240,242
3.25%, 8/1/2027	497,000	479,839
3.38%, 6/1/2025	122,000	120,695
3.50%, 3/1/2028	995,000	974,403
4.63%, 12/15/2021	626,000	654,777
4.75%, 7/15/2020	112,000	116,019
Essex Portfolio L.P.:
3.25%, 5/1/2023	25,000	24,570
3.38%, 4/15/2026	500,000	480,670

Security Description	Principal Amount	Value
3.50%, 4/1/2025	$450,000	$440,014
3.63%, 5/1/2027	100,000	97,321
3.88%, 5/1/2024	577,000	580,277
Federal Realty Investment Trust 3.25%, 7/15/2027 (a)	87,000	82,758
Government Properties Income Trust:
3.75%, 8/15/2019	507,000	508,911
4.00%, 7/15/2022	465,000	464,075
HCP, Inc.:
2.63%, 2/1/2020	462,000	457,343
3.15%, 8/1/2022	375,000	369,795
3.40%, 2/1/2025	427,000	413,165
3.88%, 8/15/2024	1,858,000	1,843,842
4.00%, 12/1/2022	400,000	407,352
4.00%, 6/1/2025	229,000	228,867
4.20%, 3/1/2024	434,000	438,331
4.25%, 11/15/2023	753,000	773,429
5.38%, 2/1/2021	672,000	705,748
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028	500,000	475,810
Healthcare Trust of America Holdings L.P.:
2.95%, 7/1/2022	800,000	783,064
3.38%, 7/15/2021	100,000	100,211
3.50%, 8/1/2026	310,000	294,946
3.75%, 7/1/2027	315,000	303,871
Highwoods Realty L.P.:
3.20%, 6/15/2021	300,000	297,435
3.88%, 3/1/2027	200,000	194,914
4.13%, 3/15/2028	425,000	422,624
Hospitality Properties Trust:
3.95%, 1/15/2028	300,000	281,505
4.25%, 2/15/2021	150,000	152,741
4.38%, 2/15/2030	1,495,000	1,438,519
4.50%, 6/15/2023	565,000	577,577
4.50%, 3/15/2025	250,000	252,178
4.65%, 3/15/2024	190,000	193,656
4.95%, 2/15/2027	320,000	326,102
5.00%, 8/15/2022	363,000	377,480
5.25%, 2/15/2026	375,000	390,814
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	305,000	301,309
Series C, 4.75%, 3/1/2023	412,000	426,964
Series D, 3.75%, 10/15/2023	245,000	241,974
Series E, 4.00%, 6/15/2025	578,000	570,139
Series F, 4.50%, 2/1/2026	89,000	90,464
Hudson Pacific Properties L.P. 3.95%, 11/1/2027	460,000	441,016
Kilroy Realty L.P.:
3.45%, 12/15/2024	937,000	910,052
4.38%, 10/1/2025	100,000	101,866
Kimco Realty Corp.:
2.70%, 3/1/2024	56,000	52,614
2.80%, 10/1/2026	350,000	313,463
3.13%, 6/1/2023 (a)	300,000	292,551
3.20%, 5/1/2021	188,000	188,135

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.30%, 2/1/2025	$381,000	$366,141
3.40%, 11/1/2022	150,000	150,128
3.80%, 4/1/2027	942,000	907,089
6.88%, 10/1/2019	130,000	137,402
Kite Realty Group L.P. 4.00%, 10/1/2026	150,000	139,622
Liberty Property L.P.:
3.25%, 10/1/2026	300,000	285,675
3.75%, 4/1/2025	15,000	14,912
4.13%, 6/15/2022	125,000	128,431
4.40%, 2/15/2024	200,000	207,584
4.75%, 10/1/2020	492,000	509,053
Life Storage L.P.:
3.50%, 7/1/2026	295,000	279,636
3.88%, 12/15/2027	697,000	670,967
Mid-America Apartments L.P.:
3.60%, 6/1/2027	562,000	544,303
3.75%, 6/15/2024	22,000	21,916
4.00%, 11/15/2025	300,000	302,079
4.30%, 10/15/2023	125,000	129,530
National Retail Properties, Inc.:
3.50%, 10/15/2027	500,000	474,830
3.60%, 12/15/2026	180,000	173,115
3.80%, 10/15/2022	100,000	100,474
3.90%, 6/15/2024	219,000	219,425
4.00%, 11/15/2025	335,000	333,704
Omega Healthcare Investors, Inc.:
4.38%, 8/1/2023	708,000	704,986
4.50%, 1/15/2025	935,000	914,206
4.50%, 4/1/2027 (a)	852,000	822,035
4.95%, 4/1/2024	200,000	203,692
5.25%, 1/15/2026	1,151,000	1,171,200
Physicians Realty L.P. 4.30%, 3/15/2027	492,000	488,236
Piedmont Operating Partnership L.P. 4.45%, 3/15/2024	492,000	501,604
Public Storage:
2.37%, 9/15/2022	449,000	431,925
3.09%, 9/15/2027	1,642,000	1,578,488
Rayonier, Inc. 3.75%, 4/1/2022	91,000	91,116
Realty Income Corp.:
3.00%, 1/15/2027	500,000	464,590
3.25%, 10/15/2022	1,092,000	1,083,220
3.65%, 1/15/2028	10,000	9,699
3.88%, 7/15/2024	458,000	459,818
3.88%, 4/15/2025 (e)	1,500,000	1,497,030
4.13%, 10/15/2026	1,180,000	1,193,924
4.65%, 8/1/2023	284,000	297,814
Regency Centers L.P.:
3.60%, 2/1/2027	715,000	689,746
4.13%, 3/15/2028	750,000	752,827
Sabra Health Care L.P. 5.13%, 8/15/2026	2,500,000	2,402,900

Security Description	Principal Amount	Value
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	$574,000	$585,308
Select Income REIT:
3.60%, 2/1/2020	260,000	259,363
4.25%, 5/15/2024	2,700,000	2,626,695
4.50%, 2/1/2025	477,000	472,569
Senior Housing Properties Trust:
3.25%, 5/1/2019	378,000	378,306
4.75%, 2/15/2028	1,495,000	1,467,597
Simon Property Group L.P.:
2.35%, 1/30/2022	350,000	340,035
2.50%, 9/1/2020	489,000	483,729
2.50%, 7/15/2021	267,000	261,818
2.63%, 6/15/2022	638,000	621,884
2.75%, 2/1/2023	375,000	365,902
2.75%, 6/1/2023	892,000	866,587
3.25%, 11/30/2026	456,000	437,965
3.30%, 1/15/2026	501,000	486,411
3.38%, 3/15/2022 (a)	631,000	634,451
3.38%, 10/1/2024	804,000	792,246
3.38%, 6/15/2027	649,000	626,532
3.38%, 12/1/2027	1,162,000	1,115,229
3.50%, 9/1/2025	230,000	227,833
3.75%, 2/1/2024	1,387,000	1,409,123
4.13%, 12/1/2021	442,000	456,025
4.38%, 3/1/2021	965,000	999,142
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	662,000	645,927
SL Green Realty Corp. 4.50%, 12/1/2022	557,000	571,855
STORE Capital Corp. 4.50%, 3/15/2028	1,250,000	1,247,000
Tanger Properties L.P.:
3.13%, 9/1/2026	290,000	264,732
3.88%, 7/15/2027	150,000	144,671
UDR, Inc.:
Series 0001, 4.63%, 1/10/2022	50,000	51,914
Series GMTN, 3.50%, 1/15/2028	350,000	334,782
Series MTN, 2.95%, 9/1/2026	530,000	488,904
Series MTN, 3.50%, 7/1/2027	520,000	502,991
Series MTN, 3.75%, 7/1/2024	25,000	24,955
Series MTN, 4.00%, 10/1/2025	150,000	151,021
Ventas Realty L.P.:
3.10%, 1/15/2023	385,000	378,093
3.13%, 6/15/2023	457,000	447,558
3.25%, 10/15/2026	680,000	640,288
3.50%, 2/1/2025	1,266,000	1,235,110
3.85%, 4/1/2027	350,000	342,779
4.00%, 3/1/2028	750,000	738,705
4.13%, 1/15/2026	455,000	458,872
Ventas Realty L.P./Ventas Capital Corp.:
2.70%, 4/1/2020	225,000	223,031

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 8/15/2022	$10,000	$9,915
4.25%, 3/1/2022	518,000	532,670
4.75%, 6/1/2021	406,000	422,845
VEREIT Operating Partnership L.P.:
3.95%, 8/15/2027	1,420,000	1,335,112
4.13%, 6/1/2021	200,000	204,034
4.60%, 2/6/2024	250,000	253,213
4.88%, 6/1/2026	322,000	323,945
Vornado Realty L.P.:
3.50%, 1/15/2025	845,000	817,960
5.00%, 1/15/2022	430,000	452,493
Washington Real Estate Investment Trust 3.95%, 10/15/2022	100,000	101,591
Weingarten Realty Investors 3.38%, 10/15/2022	250,000	247,427
Welltower, Inc.:
3.75%, 3/15/2023	15,000	15,190
4.00%, 6/1/2025	924,000	923,242
4.13%, 4/1/2019	666,000	671,435
4.25%, 4/1/2026	492,000	498,548
4.50%, 1/15/2024	100,000	103,889
4.95%, 1/15/2021	748,000	779,222
5.25%, 1/15/2022	525,000	558,091
6.13%, 4/15/2020	158,000	167,320
Weyerhaeuser Co.:
3.25%, 3/15/2023	688,000	680,288
4.63%, 9/15/2023	299,000	314,733
4.70%, 3/15/2021	310,000	322,056
6.95%, 10/1/2027	277,000	338,693
7.38%, 10/1/2019	400,000	425,464
WP Carey, Inc.:
4.00%, 2/1/2025	200,000	196,034
4.60%, 4/1/2024	300,000	307,551

		129,543,726

RETAIL — 3.0%
Advance Auto Parts, Inc.:
4.50%, 1/15/2022	450,000	463,716
5.75%, 5/1/2020	150,000	157,713
AutoNation, Inc.:
3.35%, 1/15/2021	127,000	126,881
3.50%, 11/15/2024	500,000	481,510
3.80%, 11/15/2027	892,000	852,181
4.50%, 10/1/2025 (a)	112,000	113,791
5.50%, 2/1/2020	300,000	311,322
AutoZone, Inc.:
2.88%, 1/15/2023	3,000	2,927
3.13%, 7/15/2023	450,000	443,214
3.13%, 4/21/2026	181,000	172,037
3.25%, 4/15/2025	247,000	239,422
3.70%, 4/15/2022	450,000	457,259
3.75%, 6/1/2027	450,000	441,873
4.00%, 11/15/2020	452,000	462,676
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024	375,000	367,834

Security Description	Principal Amount	Value
Best Buy Co., Inc. 5.50%, 3/15/2021	$449,000	$473,592
Costco Wholesale Corp.:
1.70%, 12/15/2019	965,000	950,911
2.15%, 5/18/2021	867,000	850,111
2.25%, 2/15/2022	170,000	165,726
2.30%, 5/18/2022	1,162,000	1,131,474
2.75%, 5/18/2024	1,602,000	1,561,165
3.00%, 5/18/2027	990,000	955,459
CVS Health Corp.:
2.13%, 6/1/2021	1,903,000	1,837,194
2.25%, 8/12/2019	915,000	906,216
2.75%, 12/1/2022	812,000	782,224
2.80%, 7/20/2020	3,287,000	3,263,991
2.88%, 6/1/2026	1,689,000	1,557,275
3.38%, 8/12/2024	799,000	778,210
3.50%, 7/20/2022	1,425,000	1,421,865
3.88%, 7/20/2025	2,970,000	2,943,745
4.00%, 12/5/2023	1,128,000	1,143,160
4.13%, 5/15/2021	451,000	461,129
4.75%, 12/1/2022	381,000	397,916
Darden Restaurants, Inc. 3.85%, 5/1/2027 (a)	497,000	491,265
Dollar General Corp.:
3.25%, 4/15/2023	727,000	719,839
3.88%, 4/15/2027	512,000	507,551
4.13%, 5/1/2028 (e)	355,000	358,593
4.15%, 11/1/2025	635,000	651,694
Home Depot, Inc.:
1.80%, 6/5/2020	830,000	815,251
2.00%, 6/15/2019	1,092,000	1,086,365
2.00%, 4/1/2021	1,626,000	1,586,830
2.13%, 9/15/2026	481,000	435,180
2.63%, 6/1/2022	1,578,000	1,555,687
2.70%, 4/1/2023	957,000	938,645
2.80%, 9/14/2027	908,000	859,222
3.00%, 4/1/2026 (a)	926,000	899,581
3.35%, 9/15/2025	1,068,000	1,064,059
3.75%, 2/15/2024	1,338,000	1,375,732
3.95%, 9/15/2020	200,000	205,222
4.40%, 4/1/2021	748,000	778,212
Kohl’s Corp.:
4.00%, 11/1/2021	562,000	571,796
4.25%, 7/17/2025	529,000	533,073
4.75%, 12/15/2023	450,000	471,168
Lowe’s Cos., Inc.:
1.15%, 4/15/2019	13,000	12,814
2.50%, 4/15/2026	2,438,000	2,259,563
3.10%, 5/3/2027	1,785,000	1,718,866
3.12%, 4/15/2022	740,000	743,064
3.13%, 9/15/2024	518,000	509,717
3.38%, 9/15/2025	529,000	525,112
3.80%, 11/15/2021	664,000	681,317
3.88%, 9/15/2023	391,000	404,544
4.63%, 4/15/2020	136,000	139,929
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023 (a)	941,000	885,161

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.45%, 1/15/2021	$320,000	$319,427
3.63%, 6/1/2024 (a)	732,000	705,150
3.88%, 1/15/2022	749,000	749,382
4.38%, 9/1/2023 (a)	90,000	90,462
McDonald’s Corp.:
Series MTN, 2.20%, 5/26/2020	212,000	209,312
Series MTN, 2.63%, 1/15/2022	1,578,000	1,553,983
Series MTN, 2.75%, 12/9/2020	1,214,000	1,208,197
Series MTN, 3.25%, 6/10/2024	297,000	294,422
Series MTN, 3.35%, 4/1/2023	715,000	719,512
Series MTN, 3.38%, 5/26/2025	988,000	979,474
Series MTN, 3.50%, 7/15/2020	220,000	223,472
Series MTN, 3.50%, 3/1/2027	481,000	475,372
Series MTN, 3.63%, 5/20/2021	317,000	323,105
Series MTN, 3.70%, 1/30/2026	1,418,000	1,426,139
Series MTN, 3.80%, 4/1/2028 (a)	1,500,000	1,521,675
Nordstrom, Inc.:
4.00%, 10/15/2021	150,000	152,976
4.00%, 3/15/2027 (a)	152,000	148,160
4.75%, 5/1/2020	389,000	401,728
O’Reilly Automotive, Inc.:
3.55%, 3/15/2026	449,000	438,673
3.60%, 9/1/2027	742,000	718,456
3.80%, 9/1/2022	73,000	74,727
3.85%, 6/15/2023	152,000	155,531
4.63%, 9/15/2021	355,000	370,368
4.88%, 1/14/2021	37,000	38,593
QVC, Inc.:
3.13%, 4/1/2019	117,000	117,104
4.38%, 3/15/2023	920,000	919,117
4.45%, 2/15/2025	587,000	578,336
4.85%, 4/1/2024	843,000	855,215
5.13%, 7/2/2022	450,000	464,166
Starbucks Corp.:
2.10%, 2/4/2021	1,067,000	1,045,681
2.20%, 11/22/2020	473,000	466,307
2.45%, 6/15/2026	150,000	140,015
2.70%, 6/15/2022	507,000	500,586
3.10%, 3/1/2023 (a)	1,275,000	1,276,096
3.50%, 3/1/2028	950,000	946,827
3.85%, 10/1/2023	465,000	480,433
Tapestry, Inc.:
3.00%, 7/15/2022	728,000	703,772
4.13%, 7/15/2027	492,000	481,983
4.25%, 4/1/2025	693,000	688,073
Target Corp.:
2.30%, 6/26/2019	1,344,000	1,340,371
2.50%, 4/15/2026 (a)	803,000	745,080
2.90%, 1/15/2022 (a)	956,000	957,358

Security Description	Principal Amount	Value
3.50%, 7/1/2024	$878,000	$891,521
3.88%, 7/15/2020	600,000	614,526
TJX Cos., Inc.:
2.25%, 9/15/2026	983,000	888,003
2.50%, 5/15/2023	420,000	406,300
2.75%, 6/15/2021	773,000	769,947
Walgreen Co. 3.10%, 9/15/2022	896,000	877,229
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/2019	2,759,000	2,746,391
3.30%, 11/18/2021	1,133,000	1,128,071
3.45%, 6/1/2026	1,305,000	1,236,409
3.80%, 11/18/2024	1,920,000	1,891,949
Walmart, Inc.:
1.75%, 10/9/2019	1,104,000	1,092,298
1.90%, 12/15/2020	3,439,000	3,367,606
2.35%, 12/15/2022 (a)	1,186,000	1,154,334
2.55%, 4/11/2023	2,051,000	2,004,135
2.65%, 12/15/2024	797,000	768,730
3.30%, 4/22/2024	1,498,000	1,506,419
3.63%, 7/8/2020	19,000	19,418
4.25%, 4/15/2021	8,000	8,356
5.88%, 4/5/2027	720,000	854,042

		98,691,271

SAVINGS & LOANS — 0.0% (f)
People’s United Financial, Inc. 3.65%, 12/6/2022	195,000	197,475

SEMICONDUCTORS — 1.8%
Altera Corp. 4.10%, 11/15/2023	266,000	278,398
Analog Devices, Inc.:
2.50%, 12/5/2021	379,000	369,366
2.85%, 3/12/2020	280,000	279,642
2.88%, 6/1/2023	431,000	419,497
2.95%, 1/12/2021	750,000	747,885
3.13%, 12/5/2023	473,000	463,549
3.50%, 12/5/2026	962,000	938,008
3.90%, 12/15/2025	704,000	709,505
Applied Materials, Inc.:
2.63%, 10/1/2020	593,000	589,750
3.30%, 4/1/2027	1,234,000	1,212,578
3.90%, 10/1/2025	629,000	647,600
4.30%, 6/15/2021	616,000	640,258
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021	1,118,000	1,085,544
2.38%, 1/15/2020	2,811,000	2,772,349
2.65%, 1/15/2023	1,702,000	1,619,436
3.00%, 1/15/2022	3,514,000	3,447,094
3.13%, 1/15/2025	950,000	895,945
3.50%, 1/15/2028	1,030,000	967,809
3.63%, 1/15/2024	3,170,000	3,118,995
3.88%, 1/15/2027	2,052,000	1,996,924
Intel Corp.:
1.70%, 5/19/2021	1,029,000	994,271

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
1.85%, 5/11/2020	$2,148,000	$2,112,515
2.35%, 5/11/2022	587,000	573,323
2.45%, 7/29/2020	1,466,000	1,457,160
2.60%, 5/19/2026	875,000	826,236
2.70%, 12/15/2022	1,721,000	1,698,180
2.88%, 5/11/2024	1,508,000	1,474,930
3.10%, 7/29/2022	368,000	369,424
3.15%, 5/11/2027 (a)	1,370,000	1,338,750
3.30%, 10/1/2021	2,582,000	2,621,995
3.70%, 7/29/2025	702,000	718,715
KLA-Tencor Corp.:
4.13%, 11/1/2021	594,000	609,800
4.65%, 11/1/2024	1,273,000	1,328,363
Lam Research Corp.:
2.75%, 3/15/2020	413,000	411,265
2.80%, 6/15/2021	1,022,000	1,010,216
3.80%, 3/15/2025	104,000	104,937
Maxim Integrated Products, Inc.:
3.38%, 3/15/2023	305,000	302,621
3.45%, 6/15/2027	595,000	579,828
NVIDIA Corp.:
2.20%, 9/16/2021	1,419,000	1,381,382
3.20%, 9/16/2026	610,000	588,040
QUALCOMM, Inc.:
2.10%, 5/20/2020	1,024,000	1,012,470
2.25%, 5/20/2020	1,680,000	1,655,489
2.60%, 1/30/2023	661,000	633,317
2.90%, 5/20/2024	3,381,000	3,233,047
3.00%, 5/20/2022	2,052,000	2,020,728
3.25%, 5/20/2027	1,374,000	1,303,239
3.45%, 5/20/2025	1,548,000	1,511,963
Semiconductor Manufacturing International Corp. 4.13%, 10/7/2019 (a) (b)	250,000	250,948
Texas Instruments, Inc.:
1.65%, 8/3/2019	710,000	701,508
1.75%, 5/1/2020	370,000	363,014
1.85%, 5/15/2022	750,000	719,632
2.25%, 5/1/2023	457,000	438,633
2.63%, 5/15/2024	168,000	162,328
2.75%, 3/12/2021	387,000	386,551
2.90%, 11/3/2027	942,000	897,443
Xilinx, Inc.:
2.95%, 6/1/2024	748,000	718,499
3.00%, 3/15/2021	230,000	228,928

		59,939,820

SHIPBUILDING — 0.0% (f)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027 (b)	662,000	639,148

SOFTWARE — 2.7%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	390,000	376,982
2.60%, 6/15/2022	649,000	629,420
3.40%, 9/15/2026	1,102,000	1,073,668
3.40%, 6/15/2027	235,000	227,645

Security Description	Principal Amount	Value
Adobe Systems, Inc.:
3.25%, 2/1/2025	$944,000	$939,733
4.75%, 2/1/2020	544,000	563,900
Autodesk, Inc.:
3.50%, 6/15/2027	1,026,000	981,769
3.60%, 12/15/2022	202,000	202,553
4.38%, 6/15/2025	395,000	405,155
Broadridge Financial Solutions, Inc.:
3.40%, 6/27/2026	472,000	456,301
3.95%, 9/1/2020	252,000	257,083
CA, Inc.:
3.60%, 8/1/2020	103,000	104,057
3.60%, 8/15/2022	472,000	475,304
4.70%, 3/15/2027	400,000	408,952
5.38%, 12/1/2019	692,000	716,774
Cadence Design Systems, Inc. 4.38%, 10/15/2024	288,000	297,524
Citrix Systems, Inc. 4.50%, 12/1/2027	1,012,000	1,002,163
Electronic Arts, Inc.:
3.70%, 3/1/2021	450,000	456,629
4.80%, 3/1/2026	300,000	321,282
Fidelity National Information Services, Inc.:
2.25%, 8/15/2021	812,000	785,319
3.00%, 8/15/2026	873,000	812,248
3.50%, 4/15/2023	929,000	928,461
3.63%, 10/15/2020	1,223,000	1,238,141
3.88%, 6/5/2024	302,000	305,147
4.50%, 10/15/2022	770,000	804,450
5.00%, 10/15/2025	762,000	813,778
Fiserv, Inc.:
2.70%, 6/1/2020	2,568,000	2,557,394
3.50%, 10/1/2022	284,000	285,701
3.85%, 6/1/2025	798,000	805,757
4.63%, 10/1/2020	358,000	371,640
4.75%, 6/15/2021	400,000	419,328
Microsoft Corp.:
1.10%, 8/8/2019	3,048,000	2,996,032
1.55%, 8/8/2021	2,339,000	2,246,656
1.85%, 2/6/2020	1,112,000	1,099,868
1.85%, 2/12/2020	1,117,000	1,104,445
2.00%, 11/3/2020	2,552,000	2,509,892
2.00%, 8/8/2023	1,717,000	1,627,544
2.13%, 11/15/2022	336,000	324,371
2.38%, 2/12/2022	1,686,000	1,653,292
2.38%, 5/1/2023	695,000	674,470
2.40%, 2/6/2022	2,143,000	2,104,769
2.40%, 8/8/2026	3,996,000	3,719,397
2.65%, 11/3/2022	2,300,000	2,274,677
2.70%, 2/12/2025	1,093,000	1,056,570
2.88%, 2/6/2024	3,609,000	3,545,842
3.00%, 10/1/2020	777,000	784,288
3.13%, 11/3/2025	2,573,000	2,541,738
3.30%, 2/6/2027	1,950,000	1,934,965
3.63%, 12/15/2023	732,000	751,559

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 2/8/2021	$484,000	$501,284
4.20%, 6/1/2019	1,280,000	1,307,942
Oracle Corp.:
1.90%, 9/15/2021	2,885,000	2,785,756
2.25%, 10/8/2019	1,146,000	1,142,046
2.40%, 9/15/2023	2,322,000	2,224,058
2.50%, 5/15/2022	2,507,000	2,454,629
2.50%, 10/15/2022	1,908,000	1,860,071
2.63%, 2/15/2023	1,169,000	1,141,926
2.65%, 7/15/2026	2,459,000	2,296,239
2.80%, 7/8/2021	3,407,000	3,397,665
2.95%, 11/15/2024	2,101,000	2,042,508
2.95%, 5/15/2025	1,312,000	1,270,068
3.25%, 11/15/2027	3,455,000	3,368,521
3.40%, 7/8/2024	1,477,000	1,477,694
3.63%, 7/15/2023	1,019,000	1,041,316
3.88%, 7/15/2020	900,000	923,310
5.00%, 7/8/2019	2,545,000	2,622,826
VMware, Inc.:
2.30%, 8/21/2020	1,530,000	1,488,292
2.95%, 8/21/2022	1,661,000	1,597,218
3.90%, 8/21/2027	1,025,000	970,173

		88,888,175

TELECOMMUNICATIONS — 3.5%
America Movil SAB de CV:
3.13%, 7/16/2022	1,639,000	1,616,513
5.00%, 10/16/2019	406,000	417,766
5.00%, 3/30/2020	2,396,000	2,475,403
AT&T, Inc.:
2.45%, 6/30/2020	1,607,000	1,588,198
2.63%, 12/1/2022	28,000	26,970
2.80%, 2/17/2021	294,000	291,080
2.85%, 2/14/2023	1,103,000	1,108,691
3.00%, 2/15/2022	377,000	372,171
3.00%, 6/30/2022	469,000	460,445
3.20%, 3/1/2022	1,110,000	1,104,084
3.40%, 8/14/2024	3,060,000	3,081,512
3.40%, 5/15/2025	4,285,000	4,131,169
3.60%, 2/17/2023	1,856,000	1,864,890
3.80%, 3/15/2022	940,000	953,620
3.80%, 3/1/2024	697,000	698,331
3.88%, 8/15/2021	1,595,000	1,624,715
3.90%, 3/11/2024	419,000	422,566
3.90%, 8/14/2027	5,468,000	5,499,660
3.95%, 1/15/2025	1,533,000	1,536,081
4.10%, 2/15/2028 (b)	3,573,000	3,558,494
4.13%, 2/17/2026	6,852,000	6,894,550
4.25%, 3/1/2027	2,238,000	2,261,163
4.45%, 5/15/2021	566,000	586,665
4.45%, 4/1/2024	876,000	904,689
5.00%, 3/1/2021	621,000	651,994
5.20%, 3/15/2020	219,000	227,975
5.88%, 10/1/2019	946,000	986,328
7.13%, 3/15/2026 (b)	151,000	180,617
Cisco Systems, Inc.:
1.40%, 9/20/2019	737,000	724,943

Security Description	Principal Amount	Value
1.85%, 9/20/2021	$2,588,000	$2,495,117
2.20%, 2/28/2021	2,620,000	2,571,844
2.20%, 9/20/2023	991,000	944,106
2.45%, 6/15/2020	1,660,000	1,650,223
2.50%, 9/20/2026 (a)	1,580,000	1,479,496
2.60%, 2/28/2023	567,000	553,863
2.90%, 3/4/2021	269,000	269,175
2.95%, 2/28/2026	548,000	531,357
3.00%, 6/15/2022	520,000	520,005
3.50%, 6/15/2025	105,000	106,322
3.63%, 3/4/2024	1,146,000	1,172,186
4.45%, 1/15/2020	2,646,000	2,728,185
Deutsche Telekom International Finance B.V. 6.00%, 7/8/2019	1,008,000	1,047,897
Juniper Networks, Inc.:
3.30%, 6/15/2020	100,000	100,057
4.35%, 6/15/2025	57,000	57,472
4.50%, 3/15/2024	1,685,000	1,730,242
4.60%, 3/15/2021	115,000	118,573
Motorola Solutions, Inc.:
3.50%, 9/1/2021	400,000	400,628
3.50%, 3/1/2023	435,000	428,749
3.75%, 5/15/2022	809,000	810,917
4.00%, 9/1/2024	699,000	696,085
4.60%, 2/23/2028 (a)	735,000	740,270
7.50%, 5/15/2025	100,000	118,992
Orange SA:
1.63%, 11/3/2019	1,854,000	1,816,197
4.13%, 9/14/2021	748,000	774,808
5.38%, 7/8/2019	1,013,000	1,044,707
Rogers Communications, Inc.:
2.90%, 11/15/2026	670,000	630,302
3.00%, 3/15/2023 (a)	281,000	276,883
3.63%, 12/15/2025	810,000	808,753
4.10%, 10/1/2023	862,000	886,162
Telefonica Emisiones SAU:
4.10%, 3/8/2027	1,687,000	1,682,462
4.57%, 4/27/2023	687,000	721,123
5.13%, 4/27/2020	1,303,000	1,354,573
5.46%, 2/16/2021	1,545,000	1,639,647
5.88%, 7/15/2019	774,000	803,002
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	252,000	261,515
TELUS Corp.:
2.80%, 2/16/2027	222,000	205,954
3.70%, 9/15/2027	805,000	801,740
Verizon Communications, Inc.:
1.75%, 8/15/2021	1,127,000	1,075,496
2.45%, 11/1/2022	1,550,000	1,488,372
2.63%, 2/21/2020	132,000	131,479
2.63%, 8/15/2026 (a)	1,564,000	1,427,729
3.00%, 11/1/2021	1,831,000	1,814,045
3.13%, 3/16/2022	2,013,000	1,991,602
3.38%, 2/15/2025	2,183,000	2,147,613
3.45%, 3/15/2021	944,000	953,695
3.50%, 11/1/2021	2,853,000	2,876,765

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 11/1/2024	$3,620,000	$3,583,185
4.13%, 3/16/2027	2,166,000	2,192,902
4.15%, 3/15/2024	1,344,000	1,381,081
4.60%, 4/1/2021	1,978,000	2,061,828
5.15%, 9/15/2023	4,777,000	5,157,249
Vodafone Group PLC:
2.50%, 9/26/2022	1,039,000	1,000,495
2.95%, 2/19/2023	1,543,000	1,501,648
4.38%, 3/16/2021	251,000	259,717
5.45%, 6/10/2019	1,355,000	1,398,387

		113,674,160

TEXTILES — 0.1%
Cintas Corp. No. 2:
2.90%, 4/1/2022	787,000	774,975
3.70%, 4/1/2027	804,000	802,995
Mohawk Industries, Inc. 3.85%, 2/1/2023	218,000	221,756

		1,799,726

TOYS/GAMES/HOBBIES — 0.0% (f)
Hasbro, Inc.:
3.15%, 5/15/2021	400,000	400,304
3.50%, 9/15/2027	460,000	430,013

		830,317

TRANSPORTATION — 1.2%
BNSF Funding Trust I 3 Month USD LIBOR + 2.35% 6.61%, 12/15/2055 (c)	412,000	468,889
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	424,000	420,116
3.00%, 4/1/2025	1,139,000	1,110,810
3.05%, 3/15/2022	387,000	388,687
3.05%, 9/1/2022	1,132,000	1,129,227
3.25%, 6/15/2027 (a)	492,000	484,851
3.40%, 9/1/2024	478,000	480,094
3.45%, 9/15/2021	506,000	512,811
3.65%, 9/1/2025	795,000	807,251
3.75%, 4/1/2024	562,000	575,168
3.85%, 9/1/2023	524,000	539,919
4.70%, 10/1/2019	879,000	903,893
Canadian National Railway Co.:
2.40%, 2/3/2020	1,245,000	1,240,007
2.75%, 3/1/2026	517,000	493,947
2.85%, 12/15/2021	69,000	68,818
2.95%, 11/21/2024	280,000	275,587
Canadian Pacific Railway Co.:
2.90%, 2/1/2025	457,000	439,058
4.45%, 3/15/2023	100,000	104,853
4.50%, 1/15/2022	60,000	62,442
7.25%, 5/15/2019	240,000	251,614
CSX Corp.:
2.60%, 11/1/2026	758,000	692,130
3.25%, 6/1/2027	1,144,000	1,094,076
3.35%, 11/1/2025	682,000	668,360

Security Description	Principal Amount	Value
3.40%, 8/1/2024	$406,000	$404,758
3.70%, 10/30/2020	617,000	627,619
3.70%, 11/1/2023	202,000	204,945
3.80%, 3/1/2028	750,000	747,262
4.25%, 6/1/2021	550,000	568,001
FedEx Corp.:
2.30%, 2/1/2020	274,000	271,085
2.63%, 8/1/2022	520,000	508,825
3.20%, 2/1/2025	570,000	556,514
3.25%, 4/1/2026	336,000	326,310
3.30%, 3/15/2027	360,000	349,661
3.40%, 2/15/2028 (a)	600,000	583,710
4.00%, 1/15/2024	1,430,000	1,482,896
JB Hunt Transport Services, Inc. 3.30%, 8/15/2022	200,000	199,172
Kansas City Southern 3.00%, 5/15/2023	203,000	196,867
Kirby Corp. 4.20%, 3/1/2028	745,000	744,471
Norfolk Southern Corp.:
2.90%, 2/15/2023	629,000	620,791
2.90%, 6/15/2026	652,000	620,202
3.00%, 4/1/2022	432,000	429,814
3.15%, 6/1/2027	492,000	470,854
3.25%, 12/1/2021	1,478,000	1,486,439
3.85%, 1/15/2024	100,000	102,264
5.90%, 6/15/2019	265,000	274,535
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	492,000	475,882
Series MTN, 2.45%, 9/3/2019	292,000	289,889
Series MTN, 2.50%, 5/11/2020	205,000	202,694
Series MTN, 2.50%, 9/1/2022	290,000	279,560
Series MTN, 2.55%, 6/1/2019	205,000	204,045
Series MTN, 2.65%, 3/2/2020	331,000	328,527
Series MTN, 2.80%, 3/1/2022 (a)	590,000	578,294
Series MTN, 2.88%, 9/1/2020	260,000	258,089
Series MTN, 3.40%, 3/1/2023	1,100,000	1,097,140
Union Pacific Corp.:
2.75%, 4/15/2023	420,000	410,479
2.75%, 3/1/2026	604,000	576,820
2.95%, 1/15/2023	380,000	377,142
3.00%, 4/15/2027	662,000	639,571
3.25%, 8/15/2025	657,000	653,229
3.65%, 2/15/2024	365,000	372,008
3.75%, 3/15/2024	723,000	738,848
4.00%, 2/1/2021	202,000	208,018
4.16%, 7/15/2022	1,144,000	1,189,657
United Parcel Service of America, Inc. 8.38%, 4/1/2020	100,000	110,651
United Parcel Service, Inc.:
2.05%, 4/1/2021	1,719,000	1,680,512
2.35%, 5/16/2022	375,000	365,835
2.40%, 11/15/2026	400,000	368,012
2.45%, 10/1/2022	885,000	861,627
2.50%, 4/1/2023	975,000	945,584

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 11/15/2024	$942,000	$906,920
3.05%, 11/15/2027	950,000	913,691
3.13%, 1/15/2021	689,000	694,774
5.13%, 4/1/2019	220,000	225,553

		40,942,654

TRUCKING & LEASING — 0.0% (f)
GATX Corp.:
2.60%, 3/30/2020	179,000	177,487
3.25%, 3/30/2025	200,000	190,770
3.25%, 9/15/2026	250,000	235,318
3.50%, 3/15/2028	35,000	33,172
3.85%, 3/30/2027	155,000	151,703
4.85%, 6/1/2021	175,000	183,792

		972,242

WATER — 0.0% (f)
American Water Capital Corp.:
2.95%, 9/1/2027	430,000	409,872
3.40%, 3/1/2025	505,000	504,757
3.85%, 3/1/2024	150,000	153,210

		1,067,839

TOTAL CORPORATE BONDS & NOTES (Cost $3,320,979,801)		3,256,764,429

	Shares
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (g) (h)	9,866,062	9,866,062
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	16,942,593	16,942,593

TOTAL SHORT-TERM INVESTMENTS (Cost $26,808,655)		26,808,655

TOTAL INVESTMENTS — 99.9% (Cost $3,347,788,456)		3,283,573,084

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,672,566

NET ASSETS — 100.0%		$3,286,245,650

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.0% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable rate security — Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of March 31, 2018. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2018.
(i)	Investment of cash collateral for securities loaned.

BKNT = Bank Notes

CMT = Constant Maturity Treasury

GMTN = Global Medium Term Note

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$8,221,128	$—	$8,221,128
Aerospace&Defense	—	48,655,511	—	48,655,511
Agriculture	—	40,936,925	—	40,936,925

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Airlines	$—	$12,180,649	$—	$12,180,649
Apparel	—	2,473,334	—	2,473,334
Auto Manufacturers	—	81,845,709	—	81,845,709
Auto Parts & Equipment	—	4,914,364	—	4,914,364
Banks	—	930,901,692	—	930,901,692
Beverages	—	84,444,033	—	84,444,033
Biotechnology	—	51,141,390	—	51,141,390
Chemicals	—	47,451,353	—	47,451,353
Commercial Services	—	17,753,090	—	17,753,090
Construction Materials	—	8,856,481	—	8,856,481
Diversified Financial Services	—	118,221,677	—	118,221,677
Electric	—	134,199,908	—	134,199,908
Electrical Components & Equipment	—	4,479,592	—	4,479,592
Electronics	—	24,274,581	—	24,274,581
Engineering & Construction	—	1,959,863	—	1,959,863
Environmental Control	—	8,755,822	—	8,755,822
Food	—	48,396,616	—	48,396,616
Forest Products & Paper	—	6,868,688	—	6,868,688
Gas	—	14,483,857	—	14,483,857
Hand & Machine Tools	—	2,233,282	—	2,233,282
Health Care Products	—	66,127,552	—	66,127,552
Health Care Services	—	44,514,434	—	44,514,434
Holding Companies-Divers	—	577,848	—	577,848
Home Builders	—	2,894,786	—	2,894,786
Home Furnishings	—	1,498,991	—	1,498,991
Household Products	—	23,505,313	—	23,505,313
Household Products & Wares	—	3,704,105	—	3,704,105
Housewares	—	6,925,398	—	6,925,398
Insurance	—	81,389,008	—	81,389,008
Internet	—	41,798,219	—	41,798,219
Investment Company Security	—	3,686,030	—	3,686,030
Iron/Steel	—	4,368,139	—	4,368,139
IT Services	—	102,631,373	—	102,631,373
Leisure Time	—	2,007,622	—	2,007,622
Lodging	—	6,899,787	—	6,899,787
Machinery, Construction & Mining	—	16,293,571	—	16,293,571
Machinery-Diversified	—	28,212,314	—	28,212,314
Media	—	85,382,579	—	85,382,579
Metal Fabricate & Hardware	—	2,236,502	—	2,236,502
Mining	—	12,123,237	—	12,123,237
Miscellaneous Manufacturer	—	37,929,079	—	37,929,079
Office & Business Equipment	—	7,028,926	—	7,028,926
Oil & Gas	—	144,036,946	—	144,036,946
Oil & Gas Services	—	10,394,103	—	10,394,103
Packaging & Containers	—	7,547,289	—	7,547,289
Pharmaceuticals	—	154,201,529	—	154,201,529
Pipelines	—	115,613,137	—	115,613,137
Real Estate	—	2,400,514	—	2,400,514
Real Estate Investment Trusts	—	129,543,726	—	129,543,726
Retail	—	98,691,271	—	98,691,271
Savings & Loans	—	197,475	—	197,475
Semiconductors	—	59,939,820	—	59,939,820
Shipbuilding	—	639,148	—	639,148
Software	—	88,888,175	—	88,888,175

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Telecommunications	$—	$113,674,160	$—	$113,674,160
Textiles	—	1,799,726	—	1,799,726
Toys/Games/Hobbies	—	830,317	—	830,317
Transportation	—	40,942,654	—	40,942,654
Trucking & Leasing	—	972,242	—	972,242
Water	—	1,067,839	—	1,067,839
Short-TermInvestments	26,808,655	—	—	26,808,655

TOTAL INVESTMENTS	$26,808,655	$3,256,764,429	$—	$3,283,573,084

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,605,664	$1,605,664	$203,465,248	$195,204,850	$—	$—	9,866,062	$9,866,062	$32,832	$—
State Street Navigator Securities Lending Government Money Market Portfolio	10,103,000	10,103,000	85,742,304	78,902,711	—	—	16,942,593	16,942,593	62,173	—

Total		$11,708,664	$289,207,552	$274,107,561	$—	$—		$26,808,655	$95,005	$—

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.7%
ADVERTISING — 0.1%
WPP Finance 2010:
5.13%, 9/7/2042	$30,000	$30,772
5.63%, 11/15/2043	148,000	164,493

		195,265

AEROSPACE & DEFENSE — 1.9%
Boeing Co.:
3.38%, 6/15/2046	37,000	34,088
3.55%, 3/1/2038	95,000	92,672
3.63%, 3/1/2048	55,000	53,064
3.65%, 3/1/2047	14,000	13,487
6.13%, 2/15/2033	144,000	184,346
6.63%, 2/15/2038	81,000	110,729
6.88%, 3/15/2039	110,000	156,353
General Dynamics Corp. 3.60%, 11/15/2042 (a)	80,000	77,197
Harris Corp.:
4.85%, 4/27/2035	60,000	64,364
5.05%, 4/27/2045	175,000	193,961
Lockheed Martin Corp.:
3.80%, 3/1/2045	219,000	206,782
4.07%, 12/15/2042	10,000	9,893
4.09%, 9/15/2052	247,000	240,366
4.50%, 5/15/2036	159,000	168,740
4.70%, 5/15/2046	136,000	147,332
5.72%, 6/1/2040	125,000	151,584
Series B, 6.15%, 9/1/2036	286,000	360,068
Northrop Grumman Corp.:
3.85%, 4/15/2045	240,000	225,211
4.03%, 10/15/2047	413,000	397,471
4.75%, 6/1/2043	128,000	137,522
5.05%, 11/15/2040	61,000	67,878
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	30,000	40,725
Raytheon Co.:
4.20%, 12/15/2044	17,000	18,151
4.70%, 12/15/2041	104,000	118,193
4.88%, 10/15/2040	97,000	111,774
7.20%, 8/15/2027	30,000	38,487
Rockwell Collins, Inc.:
4.35%, 4/15/2047	205,000	202,841
4.80%, 12/15/2043	151,000	166,029
United Technologies Corp.:
4.05%, 5/4/2047	110,000	104,633
4.15%, 5/15/2045	239,000	231,187
4.50%, 6/1/2042	567,000	576,146
5.70%, 4/15/2040	195,000	230,447
6.05%, 6/1/2036	293,000	357,126
6.13%, 7/15/2038	162,000	199,623
7.50%, 9/15/2029	160,000	209,587

		5,698,057

AGRICULTURE — 1.6%
Altria Group, Inc.:

Security Description	Principal Amount	Value
3.88%, 9/16/2046	$235,000	$219,203
4.25%, 8/9/2042	207,000	203,866
4.50%, 5/2/2043	101,000	102,391
5.38%, 1/31/2044	383,000	441,074
Archer-Daniels-Midland Co.:
3.75%, 9/15/2047	198,000	186,193
4.02%, 4/16/2043	86,000	84,554
4.54%, 3/26/2042	130,000	136,955
5.38%, 9/15/2035	200,000	232,524
BAT Capital Corp.:
4.39%, 8/15/2037 (b)	315,000	312,156
4.54%, 8/15/2047 (b)	314,000	309,004
Philip Morris International, Inc.:
3.88%, 8/21/2042	117,000	110,391
4.13%, 3/4/2043	215,000	212,777
4.25%, 11/10/2044	179,000	179,784
4.38%, 11/15/2041	165,000	167,726
4.50%, 3/20/2042	261,000	270,284
4.88%, 11/15/2043	76,000	83,029
6.38%, 5/16/2038	273,000	352,342
Reynolds American, Inc.:
5.70%, 8/15/2035	264,000	300,963
5.85%, 8/15/2045	504,000	590,139
6.15%, 9/15/2043	76,000	91,576
7.25%, 6/15/2037	100,000	132,404

		4,719,335

AIRLINES — 0.3%
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	11,630	11,482
American Airlines 2015-2 Pass Through Trust, Class AA 3.60%, 3/22/2029	1,811	1,787
American Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.58%, 7/15/2029	95,597	94,116
American Airlines 2016-2 Pass Through Trust, Class AA Series AA, 3.20%, 12/15/2029	35,076	33,407
American Airlines 2016-3 Pass Through Trust, Class AA 3.00%, 4/15/2030	45,702	43,057
American Airlines 2017-1 Pass Through Trust, Class AA Series AA, 3.65%, 2/15/2029	126,852	125,383
American Airlines 2017-2 Pass Through Trust, Class AA Series AA, 3.35%, 4/15/2031	8,000	7,701
United Airlines 2014-1 Pass Through Trust, Class A Series A, 4.00%, 10/11/2027	62,802	63,250
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	45,437	45,076
United Airlines 2015-1 Pass Through Trust, Class AA 3.45%, 6/1/2029	19,477	19,112

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
United Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.10%, 1/7/2030	$223,931	$214,732
United Airlines 2018-1 Pass Through Trust, Class AA Series AA, 3.50%, 9/1/2031	115,000	112,633
US Airways 2013-1 Pass Through Trust, Class A 3.95%, 5/15/2027	6,954	6,995

		778,731

APPAREL — 0.2%
NIKE, Inc.:
3.38%, 11/1/2046	150,000	136,313
3.63%, 5/1/2043	75,000	71,438
3.88%, 11/1/2045	210,000	208,370
VF Corp. 6.45%, 11/1/2037	51,000	65,247

		481,368

AUTO MANUFACTURERS — 1.0%
Daimler Finance North America LLC 8.50%, 1/18/2031	298,000	435,810
Ford Motor Co.:
4.75%, 1/15/2043	340,000	310,182
5.29%, 12/8/2046 (a)	273,000	266,849
6.63%, 10/1/2028	81,000	93,170
7.40%, 11/1/2046	73,000	90,896
7.45%, 7/16/2031	361,000	437,821
General Motors Co.:
5.00%, 4/1/2035	114,000	113,773
5.15%, 4/1/2038	163,000	162,619
5.20%, 4/1/2045	224,000	219,569
5.40%, 4/1/2048 (a)	138,000	138,529
6.25%, 10/2/2043	271,000	298,531
6.60%, 4/1/2036	290,000	332,731
6.75%, 4/1/2046	119,000	138,163

		3,038,643

AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.40%, 10/1/2046	187,000	185,599
BorgWarner, Inc. 4.38%, 3/15/2045	114,000	112,987

		298,586

BANKS — 9.1%
BAC Capital Trust XI 6.63%, 5/23/2036	150,000	182,016
Bank of America Corp.:
6.11%, 1/29/2037	474,000	570,009
7.75%, 5/14/2038	367,000	510,625
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	20,000	19,155
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	278,000	283,110

Security Description	Principal Amount	Value
Series L, 4.75%, 4/21/2045	$116,000	$122,597
Series MTN, 4.88%, 4/1/2044	157,000	173,341
Series MTN, 5.00%, 1/21/2044	241,000	271,072
Series MTN, 5.88%, 2/7/2042	299,000	372,730
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	226,000	235,668
Bank of America NA 6.00%, 10/15/2036	293,000	365,081
Bank of New York Mellon Corp.:
Series MTN, 3.00%, 10/30/2028	127,000	117,232
Series MTN, 3.30%, 8/23/2029	145,000	136,180
Bank One Capital III 8.75%, 9/1/2030	15,000	21,031
Bank One Corp.:
7.63%, 10/15/2026	51,000	62,972
8.00%, 4/29/2027	146,000	188,382
Barclays PLC:
4.84%, 5/9/2028 (a)	244,000	239,498
4.95%, 1/10/2047	374,000	383,470
5.25%, 8/17/2045	320,000	338,928
Citigroup, Inc.:
4.13%, 7/25/2028	262,000	258,853
4.65%, 7/30/2045	103,000	110,009
4.75%, 5/18/2046	301,000	305,687
5.30%, 5/6/2044	370,000	405,820
5.88%, 2/22/2033	81,000	93,220
5.88%, 1/30/2042	228,000	281,997
6.00%, 10/31/2033	166,000	195,488
6.63%, 1/15/2028	51,000	60,631
6.63%, 6/15/2032	270,000	328,801
6.68%, 9/13/2043	302,000	393,310
8.13%, 7/15/2039	276,000	419,515
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (c)	216,000	207,267
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	127,000	128,123
Cooperatieve Rabobank UA:
5.25%, 8/4/2045	245,000	275,169
5.75%, 12/1/2043	151,000	180,407
Series MTN, 5.25%, 5/24/2041	364,000	433,393
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	368,000	388,950
Fifth Third Bancorp 8.25%, 3/1/2038	270,000	385,582
First Republic Bank 4.38%, 8/1/2046	37,000	36,527
Goldman Sachs Capital I 6.35%, 2/15/2034	482,000	580,670
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	247,000	264,359
5.15%, 5/22/2045	341,000	367,250
6.13%, 2/15/2033	598,000	719,520
6.25%, 2/1/2041	509,000	644,170
6.45%, 5/1/2036	266,000	323,794
6.75%, 10/1/2037	709,000	888,646

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (c)	$330,000	$322,961
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	430,000	415,797
Series MTN, 4.80%, 7/8/2044	315,000	339,113
HSBC Bank USA NA:
5.63%, 8/15/2035	380,000	458,360
5.88%, 11/1/2034	226,000	279,318
HSBC Holdings PLC:
5.25%, 3/14/2044	129,000	142,283
6.10%, 1/14/2042	147,000	191,047
6.50%, 5/2/2036	366,000	456,032
6.50%, 9/15/2037	353,000	440,597
6.80%, 6/1/2038	354,000	456,692
7.63%, 5/17/2032	71,000	91,847
HSBC USA, Inc. 7.20%, 7/15/2097	87,000	122,008
JPMorgan Chase & Co.:
4.85%, 2/1/2044	324,000	359,138
4.95%, 6/1/2045	321,000	346,231
5.40%, 1/6/2042	400,000	473,116
5.50%, 10/15/2040	392,000	469,757
5.60%, 7/15/2041	426,000	515,166
5.63%, 8/16/2043	162,000	188,531
6.40%, 5/15/2038	298,000	388,139
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	214,000	202,735
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	344,000	333,271
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	305,000	291,903
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	137,000	132,860
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	338,000	340,528
Lloyds Banking Group PLC:
4.34%, 1/9/2048	216,000	201,154
5.30%, 12/1/2045	189,000	200,865
Morgan Stanley:
4.30%, 1/27/2045	432,000	437,283
4.38%, 1/22/2047	558,000	570,951
6.38%, 7/24/2042	268,000	347,467
7.25%, 4/1/2032	181,000	239,523
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	333,000	324,678
Regions Bank 6.45%, 6/26/2037	136,000	164,648
Regions Financial Corp. 7.38%, 12/10/2037	87,000	115,507
Wachovia Corp.:
5.50%, 8/1/2035	146,000	163,387
7.50%, 4/15/2035	130,000	171,892
7.57%, 8/1/2026 (d)	75,000	92,264
Wells Fargo & Co.:
3.90%, 5/1/2045	397,000	387,802
5.38%, 2/7/2035	135,000	156,171
5.38%, 11/2/2043	175,000	193,120
5.61%, 1/15/2044	606,000	692,955

Security Description	Principal Amount	Value
Series GMTN, 4.90%, 11/17/2045	$485,000	$508,809
Series MTN, 4.40%, 6/14/2046	204,000	198,386
Series MTN, 4.65%, 11/4/2044	336,000	339,031
Series MTN, 4.75%, 12/7/2046	377,000	386,534
Wells Fargo Bank NA:
5.95%, 8/26/2036	159,000	193,699
6.60%, 1/15/2038	108,000	142,804
Wells Fargo Capital 5.95%, 12/1/2086	413,000	448,427

		27,705,042

BEVERAGES — 3.2%
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	32,000	30,301
4.63%, 2/1/2044	993,000	1,028,033
4.70%, 2/1/2036	845,000	893,959
4.90%, 2/1/2046	1,195,000	1,284,876
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	566,000	520,471
4.38%, 4/15/2038 (e)	835,000	853,378
4.44%, 10/6/2048	534,000	537,273
4.60%, 4/15/2048 (e)	165,000	171,044
4.75%, 4/15/2058 (e)	250,000	257,418
4.95%, 1/15/2042	197,000	213,761
5.88%, 6/15/2035	102,000	121,171
8.00%, 11/15/2039	75,000	110,210
8.20%, 1/15/2039	140,000	209,051
Brown-Forman Corp.:
4.00%, 4/15/2038	55,000	55,520
4.50%, 7/15/2045	114,000	123,731
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	116,000	134,291
Constellation Brands, Inc. 4.10%, 2/15/2048	150,000	140,287
Diageo Capital PLC:
3.88%, 4/29/2043	51,000	51,159
5.88%, 9/30/2036	176,000	222,672
Diageo Investment Corp.:
4.25%, 5/11/2042	154,000	163,927
7.45%, 4/15/2035	63,000	90,797
Dr Pepper Snapple Group, Inc. 4.50%, 11/15/2045 (b)	167,000	160,669
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	73,000	74,466
Molson Coors Brewing Co.:
4.20%, 7/15/2046	235,000	221,793
5.00%, 5/1/2042	216,000	229,122
PepsiCo, Inc.:
3.45%, 10/6/2046	203,000	186,827
4.00%, 3/5/2042	217,000	219,007
4.00%, 5/2/2047	98,000	98,621
4.25%, 10/22/2044	125,000	129,461
4.45%, 4/14/2046	205,000	220,283
4.60%, 7/17/2045	150,000	164,200

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 11/1/2040	$180,000	$207,038
5.50%, 1/15/2040	184,000	226,725
Pepsi-Cola Metropolitan Bottling Co., Inc.:
5.50%, 5/15/2035	51,000	60,945
Series B, 7.00%, 3/1/2029	202,000	264,677

		9,677,164

BIOTECHNOLOGY — 1.9%
Amgen, Inc.:
4.40%, 5/1/2045	481,000	481,519
4.56%, 6/15/2048	243,000	247,848
4.66%, 6/15/2051	698,000	720,462
4.95%, 10/1/2041	111,000	120,202
5.15%, 11/15/2041	155,000	172,121
6.38%, 6/1/2037	109,000	136,067
6.40%, 2/1/2039	51,000	64,294
6.90%, 6/1/2038	81,000	108,655
Baxalta, Inc. 5.25%, 6/23/2045	215,000	234,956
Biogen, Inc. 5.20%, 9/15/2045	285,000	311,049
Celgene Corp.:
4.35%, 11/15/2047	113,000	107,448
4.55%, 2/20/2048	250,000	245,738
4.63%, 5/15/2044	292,000	290,181
5.00%, 8/15/2045	290,000	302,670
5.25%, 8/15/2043	80,000	86,046
Genentech, Inc. 5.25%, 7/15/2035	87,000	102,386
Gilead Sciences, Inc.:
4.00%, 9/1/2036	178,000	177,178
4.15%, 3/1/2047	373,000	368,707
4.50%, 2/1/2045	325,000	336,794
4.60%, 9/1/2035	153,000	164,019
4.75%, 3/1/2046	322,000	346,807
4.80%, 4/1/2044	304,000	328,037
5.65%, 12/1/2041	293,000	349,789

		5,802,973

CHEMICALS — 1.7%
Agrium, Inc.:
4.13%, 3/15/2035	185,000	182,386
4.90%, 6/1/2043	217,000	224,918
5.25%, 1/15/2045	58,000	62,873
7.13%, 5/23/2036	15,000	19,637
Albemarle Corp. 5.45%, 12/1/2044	101,000	109,049
Dow Chemical Co.:
4.38%, 11/15/2042	200,000	199,730
4.63%, 10/1/2044	84,000	86,670
5.25%, 11/15/2041	147,000	162,754
7.38%, 11/1/2029	174,000	226,960
9.40%, 5/15/2039	232,000	373,787
Eastman Chemical Co.:
4.65%, 10/15/2044	236,000	243,370
4.80%, 9/1/2042	5,000	5,295
EI du Pont de Nemours & Co.:

Security Description	Principal Amount	Value
4.15%, 2/15/2043	$123,000	$118,599
4.90%, 1/15/2041	141,000	150,258
5.60%, 12/15/2036	51,000	59,898
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	142,000	142,392
LYB International Finance B.V.:
4.88%, 3/15/2044	185,000	193,469
5.25%, 7/15/2043	154,000	168,228
LyondellBasell Industries NV 4.63%, 2/26/2055	109,000	107,041
Methanex Corp. 5.65%, 12/1/2044	151,000	149,241
Monsanto Co.:
4.40%, 7/15/2044	144,000	140,106
4.65%, 11/15/2043	168,000	168,875
4.70%, 7/15/2064	136,000	130,712
Mosaic Co.:
4.88%, 11/15/2041	24,000	23,125
5.45%, 11/15/2033	34,000	36,326
5.63%, 11/15/2043 (a)	184,000	193,305
Potash Corp. of Saskatchewan, Inc. 5.88%, 12/1/2036	123,000	144,596
Praxair, Inc. 3.55%, 11/7/2042	201,000	193,543
Rohm & Haas Co. 7.85%, 7/15/2029	160,000	214,843
RPM International, Inc.:
4.25%, 1/15/2048	125,000	116,578
5.25%, 6/1/2045	176,000	192,666
Sherwin-Williams Co.:
4.00%, 12/15/2042	77,000	71,930
4.50%, 6/1/2047	280,000	279,538
4.55%, 8/1/2045	37,000	37,258
Westlake Chemical Corp.:
4.38%, 11/15/2047	100,000	96,490
5.00%, 8/15/2046	145,000	152,818

		5,179,264

COMMERCIAL SERVICES — 1.1%
Board of Trustees of The Leland Stanford Junior University 3.65%, 5/1/2048	57,000	57,782
California Institute of Technology:
4.32%, 8/1/2045	60,000	66,086
4.70%, 11/1/2111	84,000	90,688
Cleveland Clinic Foundation 4.86%, 1/1/2114	180,000	189,607
Ecolab, Inc.:
3.95%, 12/1/2047 (b)	115,000	111,783
5.50%, 12/8/2041	176,000	209,773
George Washington University:
4.87%, 9/15/2045	81,000	93,004
Series 2018, 4.13%, 9/15/2048 (e)	200,000	202,304
Johns Hopkins University
Series 2013, 4.08%, 7/1/2053	51,000	52,281

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Massachusetts Institute of Technology:
3.89%, 7/1/2116 (a)	$107,000	$99,829
4.68%, 7/1/2114	51,000	56,901
5.60%, 7/1/2111	201,000	258,972
Moody’s Corp. 5.25%, 7/15/2044	200,000	232,102
Northwestern University:
3.87%, 12/1/2048	101,000	104,910
Series 2017, 3.66%, 12/1/2057	197,000	192,477
President & Fellows of Harvard College 4.88%, 10/15/2040	87,000	103,815
President and Fellows of Harvard College 3.30%, 7/15/2056	169,000	156,433
Princeton University 5.70%, 3/1/2039	151,000	195,682
S&P Global, Inc. 6.55%, 11/15/2037	138,000	176,869
University of Notre Dame du Lac:
Series 2015, 3.44%, 2/15/2045	53,000	51,594
Series 2017, 3.39%, 2/15/2048	196,000	187,937
University of Pennsylvania 4.67%, 9/1/2112	14,000	15,067
University of Southern California:
3.03%, 10/1/2039	259,000	235,990
Series 2017, 3.84%, 10/1/2047	42,000	43,383
Verisk Analytics, Inc. 5.50%, 6/15/2045	101,000	112,390
Western Union Co. 6.20%, 11/17/2036	91,000	94,959
William Marsh Rice University 3.57%, 5/15/2045	104,000	101,446

		3,494,064

CONSTRUCTION MATERIALS — 0.5%
Johnson Controls International PLC:
4.50%, 2/15/2047	92,000	93,518
4.95%, 7/2/2064 (d)	73,000	72,725
5.13%, 9/14/2045	104,000	116,539
6.00%, 1/15/2036	81,000	97,242
Lafarge SA 7.13%, 7/15/2036	274,000	347,750
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	200,000	185,292
Masco Corp.:
4.50%, 5/15/2047	122,000	116,460
7.75%, 8/1/2029	19,000	24,055
Owens Corning:
4.30%, 7/15/2047	72,000	65,810
4.40%, 1/30/2048	200,000	185,574
7.00%, 12/1/2036	94,000	118,208
Vulcan Materials Co.:
4.50%, 6/15/2047	137,000	130,161
4.70%, 3/1/2048 (b)	100,000	97,681

		1,651,015

Security Description	Principal Amount	Value
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	$37,000	$34,526
4.20%, 5/15/2047	100,000	100,513
4.60%, 6/15/2045	119,000	126,173

		261,212

DIVERSIFIED FINANCIAL SERVICES — 1.5%
American Express Co. 4.05%, 12/3/2042	252,000	252,126
AXA Financial, Inc. 7.00%, 4/1/2028	73,000	87,911
Brookfield Finance, Inc. 4.70%, 9/20/2047	237,000	230,535
CME Group, Inc. 5.30%, 9/15/2043	169,000	206,359
Credit Suisse USA, Inc. 7.13%, 7/15/2032	124,000	164,679
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	1,387,000	1,351,118
Invesco Finance PLC 5.38%, 11/30/2043	81,000	94,655
Jefferies Group LLC 6.25%, 1/15/2036	194,000	211,206
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.15%, 1/23/2030	159,000	148,064
Legg Mason, Inc. 5.63%, 1/15/2044	197,000	213,960
Mastercard, Inc.:
3.80%, 11/21/2046	187,000	188,281
3.95%, 2/26/2048	45,000	46,527
National Rural Utilities Cooperative Finance Corp.:
4.02%, 11/1/2032	37,000	37,769
Series C, 8.00%, 3/1/2032	81,000	114,938
Raymond James Financial, Inc. 4.95%, 7/15/2046	129,000	139,632
Visa, Inc.:
3.65%, 9/15/2047	87,000	84,259
4.15%, 12/14/2035	329,000	350,230
4.30%, 12/14/2045	585,000	624,681

		4,546,930

ELECTRIC — 10.9%
AEP Transmission Co. LLC 3.75%, 12/1/2047 (b)	164,000	156,799
Alabama Power Co.:
3.75%, 3/1/2045	51,000	49,489
3.85%, 12/1/2042	239,000	237,021
4.15%, 8/15/2044	190,000	197,258
4.30%, 1/2/2046	30,000	31,957
6.00%, 3/1/2039	51,000	64,397
6.13%, 5/15/2038	73,000	93,177
Series B, 3.70%, 12/1/2047	125,000	120,146
Ameren Illinois Co.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 12/1/2047	$225,000	$217,597
4.15%, 3/15/2046	117,000	121,488
Appalachian Power Co.:
4.40%, 5/15/2044	70,000	73,221
7.00%, 4/1/2038	81,000	111,364
Arizona Public Service Co.:
4.35%, 11/15/2045	112,000	118,589
4.50%, 4/1/2042	34,000	36,844
Baltimore Gas & Electric Co. 3.75%, 8/15/2047	87,000	83,687
Berkshire Hathaway Energy Co.:
3.25%, 4/15/2028 (b)	305,000	294,459
3.80%, 7/15/2048 (b)	70,000	66,818
4.50%, 2/1/2045	84,000	89,782
5.15%, 11/15/2043	90,000	103,571
5.95%, 5/15/2037	75,000	93,355
6.13%, 4/1/2036	400,000	511,060
Black Hills Corp. 4.20%, 9/15/2046	137,000	135,556
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	50,000	50,544
4.50%, 4/1/2044	37,000	40,700
Series K2, 6.95%, 3/15/2033	150,000	200,568
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	35,000	35,967
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	154,000	187,504
CMS Energy Corp.:
4.70%, 3/31/2043	61,000	64,062
4.88%, 3/1/2044	15,000	16,559
Commonwealth Edison Co.:
3.70%, 3/1/2045	30,000	28,603
3.80%, 10/1/2042	61,000	59,673
4.00%, 3/1/2048	250,000	251,200
4.35%, 11/15/2045	110,000	116,520
4.60%, 8/15/2043	54,000	59,037
4.70%, 1/15/2044	51,000	56,525
5.90%, 3/15/2036	226,000	285,311
Connecticut Light & Power Co.:
4.00%, 4/1/2048	50,000	51,291
4.30%, 4/15/2044	266,000	283,431
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	150,000	146,005
4.45%, 3/15/2044	129,000	137,346
4.50%, 12/1/2045	130,000	139,723
4.63%, 12/1/2054	93,000	102,433
5.70%, 6/15/2040	30,000	37,574
Series 05-A, 5.30%, 3/1/2035	236,000	276,075
Series 06-A, 5.85%, 3/15/2036	37,000	45,726
Series 06-B, 6.20%, 6/15/2036	51,000	65,034
Series 07-A, 6.30%, 8/15/2037	10,000	13,120
Series 08-B, 6.75%, 4/1/2038	184,000	251,758
Series 09-C, 5.50%, 12/1/2039	99,000	119,239
Series 12-A, 4.20%, 3/15/2042	194,000	198,235
Series C, 4.00%, 11/15/2057	150,000	146,169

Security Description	Principal Amount	Value
Series C, 4.30%, 12/1/2056	$132,000	$135,404
Consumers Energy Co.:
3.25%, 8/15/2046	124,000	111,578
3.95%, 5/15/2043	51,000	51,553
3.95%, 7/15/2047	137,000	139,926
Delmarva Power & Light Co. 4.15%, 5/15/2045	37,000	38,189
Dominion Energy, Inc.:
7.00%, 6/15/2038	35,000	47,009
Series B, 5.95%, 6/15/2035	174,000	206,514
Series C, 4.05%, 9/15/2042	30,000	28,903
Series C, 4.90%, 8/1/2041	47,000	50,642
Series E, 6.30%, 3/15/2033	112,000	137,106
Series F, 5.25%, 8/1/2033	111,000	125,123
DTE Electric Co.:
3.70%, 3/15/2045	76,000	73,639
3.70%, 6/1/2046	97,000	93,860
3.75%, 8/15/2047	104,000	101,479
4.30%, 7/1/2044	34,000	36,117
Duke Energy Carolinas LLC:
3.70%, 12/1/2047	125,000	120,505
3.75%, 6/1/2045	143,000	138,370
3.95%, 3/15/2048	50,000	50,446
4.00%, 9/30/2042	99,000	99,618
4.25%, 12/15/2041	133,000	139,478
6.00%, 1/15/2038	207,000	265,314
6.05%, 4/15/2038	104,000	133,671
6.45%, 10/15/2032	151,000	192,456
Series A, 6.00%, 12/1/2028	86,000	103,471
Duke Energy Corp.:
3.75%, 9/1/2046	155,000	140,351
3.95%, 8/15/2047	147,000	138,183
4.80%, 12/15/2045	294,000	317,508
Duke Energy Florida LLC:
3.85%, 11/15/2042	90,000	88,515
5.65%, 4/1/2040	46,000	57,067
6.35%, 9/15/2037	181,000	241,327
6.40%, 6/15/2038	47,000	62,911
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	50,000	47,174
Duke Energy Indiana LLC:
3.75%, 5/15/2046	237,000	228,124
6.12%, 10/15/2035	211,000	265,022
6.35%, 8/15/2038	61,000	81,379
6.45%, 4/1/2039	99,000	134,334
Series WWW, 4.90%, 7/15/2043	134,000	151,814
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	14,000	13,409
Duke Energy Progress LLC:
4.10%, 3/15/2043	165,000	168,670
4.15%, 12/1/2044	125,000	128,559
4.20%, 8/15/2045	25,000	25,889
4.38%, 3/30/2044	38,000	40,307
6.30%, 4/1/2038	165,000	217,288
El Paso Electric Co.:
5.00%, 12/1/2044	37,000	38,215

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 5/15/2035	$21,000	$24,654
Emera US Finance L.P. 4.75%, 6/15/2046	254,000	254,795
Entergy Louisiana LLC:
3.05%, 6/1/2031	37,000	34,508
3.25%, 4/1/2028	102,000	98,390
4.00%, 3/15/2033	160,000	163,434
4.95%, 1/15/2045	90,000	91,643
Entergy Mississippi, Inc. 2.85%, 6/1/2028	57,000	53,314
Exelon Corp.:
4.45%, 4/15/2046	371,000	379,704
4.95%, 6/15/2035	17,000	18,582
5.10%, 6/15/2045	110,000	122,748
5.63%, 6/15/2035	111,000	132,654
Exelon Generation Co. LLC:
5.60%, 6/15/2042	128,000	131,835
5.75%, 10/1/2041	250,000	257,707
6.25%, 10/1/2039	174,000	189,397
FirstEnergy Corp.:
Series C, 4.85%, 7/15/2047	153,000	160,378
Series C, 7.38%, 11/15/2031	204,000	267,867
Florida Power & Light Co.:
3.70%, 12/1/2047	170,000	166,260
3.80%, 12/15/2042	135,000	133,781
3.95%, 3/1/2048	165,000	167,787
4.05%, 10/1/2044	175,000	180,397
4.13%, 2/1/2042	228,000	237,045
5.25%, 2/1/2041	111,000	132,936
5.63%, 4/1/2034	15,000	18,298
5.69%, 3/1/2040	134,000	171,671
5.95%, 2/1/2038	217,000	279,937
Georgia Power Co.:
4.30%, 3/15/2042	124,000	126,263
4.30%, 3/15/2043	174,000	176,892
5.40%, 6/1/2040	170,000	199,753
5.95%, 2/1/2039	73,000	90,533
Series 10-C, 4.75%, 9/1/2040	99,000	106,693
Iberdrola International B.V. 6.75%, 7/15/2036	51,000	64,427
Indiana Michigan Power Co.:
6.05%, 3/15/2037	67,000	83,120
Series K, 4.55%, 3/15/2046	82,000	87,004
Series L, 3.75%, 7/1/2047	147,000	139,393
Interstate Power & Light Co. 6.25%, 7/15/2039	30,000	38,656
ITC Holdings Corp. 5.30%, 7/1/2043	150,000	174,300
Jersey Central Power & Light Co. 6.15%, 6/1/2037	71,000	87,975
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	914	969
Kansas City Power & Light Co.:
4.20%, 6/15/2047	150,000	149,007
5.30%, 10/1/2041	57,000	65,609
Series B, 6.05%, 11/15/2035	30,000	36,782

Security Description	Principal Amount	Value
Kentucky Utilities Co. 5.13%, 11/1/2040	$276,000	$324,926
MidAmerican Energy Co.:
3.65%, 8/1/2048	150,000	143,490
3.95%, 8/1/2047	53,000	53,588
4.25%, 5/1/2046	323,000	341,992
4.40%, 10/15/2044	150,000	161,385
4.80%, 9/15/2043	91,000	103,336
6.75%, 12/30/2031	37,000	47,990
Series MTN, 5.75%, 11/1/2035	51,000	62,338
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	266,000	261,422
Nevada Power Co.:
Series N, 6.65%, 4/1/2036	30,000	40,062
Series R, 6.75%, 7/1/2037	174,000	236,704
Northern States Power Co.:
3.60%, 5/15/2046	150,000	144,012
4.00%, 8/15/2045	30,000	30,672
4.13%, 5/15/2044	30,000	31,126
6.20%, 7/1/2037	213,000	276,585
6.25%, 6/1/2036	39,000	50,929
NorthWestern Corp. 4.18%, 11/15/2044	91,000	92,724
NSTAR Electric Co.:
4.40%, 3/1/2044	2,000	2,133
5.50%, 3/15/2040	51,000	61,878
Oglethorpe Power Corp.:
5.38%, 11/1/2040	114,000	131,699
5.95%, 11/1/2039	130,000	158,804
Ohio Edison Co. 6.88%, 7/15/2036	77,000	102,237
Ohio Power Co. 4.15%, 4/1/2048	100,000	102,207
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	37,000	36,483
4.15%, 4/1/2047	137,000	142,083
Oncor Electric Delivery Co. LLC:
3.75%, 4/1/2045	50,000	48,595
3.80%, 9/30/2047 (b)	124,000	121,544
4.55%, 12/1/2041	61,000	66,771
5.25%, 9/30/2040	30,000	35,765
5.30%, 6/1/2042	241,000	290,024
7.25%, 1/15/2033	112,000	153,754
7.50%, 9/1/2038	64,000	92,700
Pacific Gas & Electric Co.:
3.75%, 8/15/2042	18,000	16,329
3.95%, 12/1/2047 (b)	78,000	72,394
4.00%, 12/1/2046	62,000	58,176
4.25%, 3/15/2046	87,000	84,325
4.30%, 3/15/2045	70,000	68,181
4.45%, 4/15/2042	236,000	236,755
4.60%, 6/15/2043	47,000	48,024
4.75%, 2/15/2044	73,000	75,634
5.13%, 11/15/2043 (a)	131,000	142,297
5.40%, 1/15/2040 (a)	118,000	132,586
5.80%, 3/1/2037 (a)	228,000	265,096
6.05%, 3/1/2034 (a)	327,000	389,359

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 3/1/2039 (a)	$175,000	$215,164
6.35%, 2/15/2038	210,000	261,784
PacifiCorp:
4.10%, 2/1/2042	100,000	103,040
5.25%, 6/15/2035	50,000	58,286
6.10%, 8/1/2036	130,000	164,724
6.25%, 10/15/2037	133,000	173,279
PECO Energy Co.:
3.70%, 9/15/2047	52,000	50,038
3.90%, 3/1/2048	100,000	99,783
4.15%, 10/1/2044	30,000	31,421
Potomac Electric Power Co.:
4.15%, 3/15/2043	166,000	171,022
7.90%, 12/15/2038	76,000	113,694
PPL Capital Funding, Inc. 4.70%, 6/1/2043	168,000	178,275
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	174,000	174,672
4.13%, 6/15/2044	10,000	10,301
6.25%, 5/15/2039	30,000	39,287
Progress Energy, Inc.:
6.00%, 12/1/2039	150,000	188,755
7.00%, 10/30/2031	219,000	284,391
7.75%, 3/1/2031	43,000	58,406
Public Service Co. of Colorado:
3.60%, 9/15/2042	161,000	154,921
3.80%, 6/15/2047	137,000	135,446
4.30%, 3/15/2044	25,000	26,436
Series 17, 6.25%, 9/1/2037	51,000	67,648
Public Service Electric & Gas Co.:
Series MTN, 3.60%, 12/1/2047	180,000	171,497
Series MTN, 3.80%, 1/1/2043	50,000	49,417
Series MTN, 3.95%, 5/1/2042	92,000	93,341
Series MTN, 4.15%, 11/1/2045	156,000	161,829
Series MTN, 5.50%, 3/1/2040	30,000	36,558
Series MTN, 5.80%, 5/1/2037	51,000	63,593
Puget Sound Energy, Inc.:
4.30%, 5/20/2045	83,000	88,466
5.64%, 4/15/2041	42,000	52,860
5.76%, 10/1/2039	51,000	63,818
5.80%, 3/15/2040	34,000	42,798
6.27%, 3/15/2037	30,000	38,924
Series MTN, 7.02%, 12/1/2027	51,000	63,556
San Diego Gas & Electric Co.:
4.50%, 8/15/2040	100,000	109,500
6.00%, 6/1/2039	37,000	47,658
Series RRR, 3.75%, 6/1/2047	149,000	146,811
Sempra Energy:
3.80%, 2/1/2038	320,000	301,738
4.00%, 2/1/2048	105,000	98,234
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046 (a)	117,000	112,322
4.35%, 2/1/2042	4,000	3,966
4.60%, 6/15/2043	317,000	325,784
5.10%, 6/1/2065	50,000	53,363
5.45%, 2/1/2041	104,000	117,676
6.63%, 2/1/2032	50,000	61,521

Security Description	Principal Amount	Value
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	$772	$786
Southern California Edison Co.:
4.00%, 4/1/2047	130,000	129,752
4.05%, 3/15/2042	87,000	87,527
4.50%, 9/1/2040	116,000	123,581
4.65%, 10/1/2043	109,000	119,319
5.50%, 3/15/2040	60,000	72,681
6.00%, 1/15/2034	201,000	247,220
6.05%, 3/15/2039	10,000	12,704
6.65%, 4/1/2029	207,000	254,206
Series 05-B, 5.55%, 1/15/2036	55,000	65,835
Series 05-E, 5.35%, 7/15/2035	209,000	245,044
Series 13-A, 3.90%, 3/15/2043	30,000	29,558
Series C, 3.60%, 2/1/2045	116,000	108,742
Series C, 4.13%, 3/1/2048	100,000	102,523
Southern Co. 4.40%, 7/1/2046	280,000	280,123
Southern Power Co.:
5.15%, 9/15/2041	67,000	72,047
Series F, 4.95%, 12/15/2046	260,000	269,714
Southwestern Electric Power Co.:
6.20%, 3/15/2040	155,000	197,544
Series J, 3.90%, 4/1/2045	189,000	181,514
Southwestern Public Service Co.:
3.70%, 8/15/2047	62,000	59,786
4.50%, 8/15/2041	31,000	33,479
Tampa Electric Co.:
4.10%, 6/15/2042	50,000	49,511
4.35%, 5/15/2044	145,000	147,642
TransAlta Corp. 6.50%, 3/15/2040	51,000	50,271
Union Electric Co.:
3.65%, 4/15/2045	47,000	45,170
5.30%, 8/1/2037	51,000	59,112
8.45%, 3/15/2039	54,000	84,604
Virginia Electric & Power Co.:
4.00%, 1/15/2043	191,000	190,014
4.45%, 2/15/2044	40,000	42,538
6.35%, 11/30/2037	96,000	125,003
8.88%, 11/15/2038	113,000	188,614
Series A, 6.00%, 5/15/2037	42,000	52,590
Series B, 3.80%, 9/15/2047	124,000	119,765
Series B, 6.00%, 1/15/2036	112,000	139,140
Series C, 4.00%, 11/15/2046	132,000	130,795
Series D, 4.65%, 8/15/2043	131,000	142,751
Westar Energy, Inc.:
4.10%, 4/1/2043	42,000	43,210
4.13%, 3/1/2042	55,000	56,690
4.25%, 12/1/2045	80,000	83,918
Wisconsin Electric Power Co.:
3.65%, 12/15/2042	30,000	28,483
5.70%, 12/1/2036	152,000	185,464
Wisconsin Power & Light Co. 6.38%, 8/15/2037	180,000	236,725

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Wisconsin Public Service Corp. 4.75%, 11/1/2044	$131,000	$148,186
Xcel Energy, Inc. 6.50%, 7/1/2036	201,000	260,880

		33,086,960

ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (f)
Emerson Electric Co.:
5.25%, 11/15/2039	15,000	17,567
6.13%, 4/15/2039	62,000	76,725

		94,292

ELECTRONICS — 0.4%
Corning, Inc.:
4.75%, 3/15/2042	114,000	121,975
5.75%, 8/15/2040	199,000	236,895
Fortive Corp. 4.30%, 6/15/2046	55,000	54,856
Honeywell International, Inc.:
3.81%, 11/21/2047	248,000	244,734
Series 30, 5.38%, 3/1/2041	100,000	124,160
Koninklijke Philips NV:
5.00%, 3/15/2042	60,000	66,571
6.88%, 3/11/2038	223,000	300,205
Tyco Electronics Group SA 7.13%, 10/1/2037	121,000	167,485

		1,316,881

ENGINEERING & CONSTRUCTION — 0.1%
ABB Finance USA, Inc. 4.38%, 5/8/2042	203,000	212,476

ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
5.70%, 5/15/2041	100,000	119,949
6.20%, 3/1/2040	100,000	125,664
Waste Management, Inc.:
3.90%, 3/1/2035	108,000	107,825
4.10%, 3/1/2045	158,000	158,940
6.13%, 11/30/2039	30,000	37,937

		550,315

FOOD — 1.6%
Ahold Finance USA LLC 6.88%, 5/1/2029	64,000	77,367
Campbell Soup Co.:
3.80%, 8/2/2042	72,000	62,914
4.80%, 3/15/2048	85,000	85,483
Conagra Brands, Inc.:
7.00%, 10/1/2028	154,000	186,148
8.25%, 9/15/2030	68,000	91,297
General Mills, Inc.:
4.15%, 2/15/2043	30,000	28,173
5.40%, 6/15/2040	81,000	89,610
Hershey Co. 3.38%, 8/15/2046	137,000	123,992
JM Smucker Co.:

Security Description	Principal Amount	Value
4.25%, 3/15/2035	$61,000	$60,748
4.38%, 3/15/2045	154,000	151,185
Kellogg Co.:
4.50%, 4/1/2046 (a)	27,000	26,783
Series B, 7.45%, 4/1/2031	3,000	3,879
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	120,000	136,225
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	475,000	434,663
5.00%, 7/15/2035	110,000	114,343
5.00%, 6/4/2042	322,000	320,773
5.20%, 7/15/2045	470,000	478,248
6.50%, 2/9/2040	219,000	260,336
6.88%, 1/26/2039	219,000	270,095
Kroger Co.:
3.88%, 10/15/2046	50,000	43,003
4.45%, 2/1/2047 (a)	230,000	216,943
4.65%, 1/15/2048	150,000	145,773
5.15%, 8/1/2043	50,000	51,681
5.40%, 7/15/2040	130,000	138,386
6.90%, 4/15/2038	108,000	134,918
7.50%, 4/1/2031	107,000	135,789
McCormick & Co., Inc. 4.20%, 8/15/2047	70,000	67,525
Mondelez International, Inc. 6.50%, 2/9/2040	25,000	31,654
Sysco Corp.:
4.45%, 3/15/2048	100,000	100,304
4.85%, 10/1/2045	68,000	71,954
5.38%, 9/21/2035	198,000	227,700
Tyson Foods, Inc.:
4.55%, 6/2/2047	102,000	102,308
4.88%, 8/15/2034	122,000	129,487
5.15%, 8/15/2044	149,000	162,325

		4,762,012

FOREST PRODUCTS & PAPER — 0.4%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047 (b)	150,000	153,180
Georgia-Pacific LLC:
7.75%, 11/15/2029	53,000	72,355
8.88%, 5/15/2031	73,000	110,328
International Paper Co.:
4.35%, 8/15/2048	210,000	198,652
4.40%, 8/15/2047	167,000	159,196
4.80%, 6/15/2044	354,000	356,651
5.15%, 5/15/2046	25,000	26,481
7.30%, 11/15/2039	168,000	220,760

		1,297,603

GAS — 0.9%
Atmos Energy Corp.:
4.13%, 10/15/2044	110,000	113,301
4.15%, 1/15/2043	96,000	98,818
5.50%, 6/15/2041	30,000	35,980
CenterPoint Energy Resources Corp.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.10%, 9/1/2047	$64,000	$62,621
5.85%, 1/15/2041	73,000	89,769
6.63%, 11/1/2037	51,000	65,594
Dominion Energy Gas Holdings LLC:
4.60%, 12/15/2044	150,000	156,910
4.80%, 11/1/2043	190,000	204,305
KeySpan Corp. 5.80%, 4/1/2035	88,000	104,547
NiSource, Inc.:
3.95%, 3/30/2048	162,000	153,001
4.38%, 5/15/2047	286,000	288,188
5.65%, 2/1/2045	193,000	227,570
5.95%, 6/15/2041	111,000	136,196
ONE Gas, Inc. 4.66%, 2/1/2044	74,000	82,135
Piedmont Natural Gas Co., Inc.:
3.64%, 11/1/2046	25,000	23,492
4.65%, 8/1/2043	67,000	73,819
Sempra Energy 6.00%, 10/15/2039	135,000	165,865
Southern California Gas Co. 3.75%, 9/15/2042	30,000	29,503
Southern Co. Gas Capital Corp.:
4.40%, 6/1/2043	21,000	21,178
4.40%, 5/30/2047	37,000	37,613
5.88%, 3/15/2041	164,000	196,060
Southwest Gas Corp.:
3.70%, 4/1/2028	50,000	50,459
3.80%, 9/29/2046	137,000	131,871
Washington Gas Light Co. Series K, 3.80%, 9/15/2046	207,000	201,090

		2,749,885

HAND & MACHINE TOOLS — 0.0% (f)
Snap-on, Inc. 4.10%, 3/1/2048	85,000	86,456
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	30,000	34,026

		120,482

HEALTH CARE PRODUCTS — 1.7%
Abbott Laboratories:
4.75%, 11/30/2036	210,000	226,584
4.75%, 4/15/2043	119,000	127,722
4.90%, 11/30/2046	481,000	529,254
5.30%, 5/27/2040	231,000	263,040
6.00%, 4/1/2039	92,000	112,092
6.15%, 11/30/2037	202,000	247,179
Baxter International, Inc. 3.50%, 8/15/2046	159,000	138,340
Becton Dickinson and Co.:
4.67%, 6/6/2047	197,000	199,490
4.69%, 12/15/2044	211,000	212,133
5.00%, 11/12/2040	158,000	165,737
Boston Scientific Corp.:

Security Description	Principal Amount	Value
7.00%, 11/15/2035	$100,000	$130,817
7.38%, 1/15/2040	82,000	111,019
Covidien International Finance SA 6.55%, 10/15/2037	81,000	106,536
Danaher Corp. 4.38%, 9/15/2045	43,000	45,894
Medtronic, Inc.:
4.00%, 4/1/2043	87,000	85,469
4.38%, 3/15/2035	500,000	530,195
4.50%, 3/15/2042	76,000	80,565
4.63%, 3/15/2044	130,000	140,959
4.63%, 3/15/2045	433,000	472,788
5.55%, 3/15/2040	244,000	292,507
6.50%, 3/15/2039	48,000	63,853
Stryker Corp.:
4.10%, 4/1/2043	164,000	161,307
4.38%, 5/15/2044	10,000	10,205
4.63%, 3/15/2046	252,000	270,051
Thermo Fisher Scientific, Inc.:
4.10%, 8/15/2047	113,000	110,451
5.30%, 2/1/2044	165,000	187,235
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	50,000	47,894
5.75%, 11/30/2039	162,000	184,829

		5,254,145

HEALTH CARE SERVICES — 2.9%
Aetna, Inc.:
4.13%, 11/15/2042	61,000	57,527
4.50%, 5/15/2042	193,000	192,500
4.75%, 3/15/2044	10,000	10,288
6.75%, 12/15/2037	248,000	321,339
AHS Hospital Corp. 5.02%, 7/1/2045	87,000	100,265
Anthem, Inc.:
4.55%, 3/1/2048	225,000	227,482
4.63%, 5/15/2042	182,000	184,393
4.65%, 1/15/2043	290,000	292,065
4.65%, 8/15/2044	119,000	120,818
5.10%, 1/15/2044	170,000	183,187
5.85%, 1/15/2036	2,000	2,326
5.95%, 12/15/2034	150,000	172,216
6.38%, 6/15/2037	150,000	182,902
Ascension Health:
3.95%, 11/15/2046	300,000	302,751
4.85%, 11/15/2053	101,000	116,712
Baylor Scott & White Holdings:
3.97%, 11/15/2046	37,000	36,774
4.19%, 11/15/2045	86,000	89,044
Catholic Health Initiatives 4.35%, 11/1/2042	211,000	195,065
Children’s Hospital Corp. Series 2017, 4.12%, 1/1/2047	52,000	53,139
Children’s Hospital Medical Center 4.27%, 5/15/2044	100,000	106,342
Cigna Corp. 3.88%, 10/15/2047	249,000	222,412

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	$100,000	$102,256
Dignity Health 5.27%, 11/1/2064	146,000	151,767
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	62,000	62,866
Hackensack Meridian Health, Inc. 4.50%, 7/1/2057	37,000	39,124
Humana, Inc.:
4.63%, 12/1/2042	98,000	98,894
4.95%, 10/1/2044	327,000	345,695
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	57,000	56,982
Kaiser Foundation Hospitals:
4.15%, 5/1/2047	219,000	227,138
4.88%, 4/1/2042	114,000	130,039
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	158,000	159,206
Mayo Clinic Series 2013, 4.00%, 11/15/2047	51,000	50,275
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	197,000	205,122
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	50,000	48,402
New York and Presbyterian Hospital:
4.02%, 8/1/2045	121,000	123,173
4.06%, 8/1/2056	187,000	185,326
Northwell Healthcare, Inc.:
3.98%, 11/1/2046	184,000	173,556
4.26%, 11/1/2047	87,000	85,725
NYU Hospitals Center:
4.37%, 7/1/2047 (a)	37,000	38,314
4.78%, 7/1/2044	86,000	95,594
Orlando Health Obligated Group 4.09%, 10/1/2048	65,000	65,415
Partners Healthcare System, Inc.:
Series 2015, 4.12%, 7/1/2055	33,000	33,133
Series 2017, 3.77%, 7/1/2048	40,000	38,070
Providence St. Joseph Health Obligated Group:
Series A, 3.93%, 10/1/2048	70,000	68,708
Series I, 3.74%, 10/1/2047	224,000	211,790
Quest Diagnostics, Inc. 4.70%, 3/30/2045	81,000	83,084
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	37,000	36,130
Stanford Health Care Series 2018, 3.80%, 11/15/2048	95,000	93,898
Sutter Health:
Series 2018, 3.70%, 8/15/2028 (e)	50,000	50,331
Series 2018, 4.09%, 8/15/2048 (e)	50,000	50,559
Texas Health Resources 4.33%, 11/15/2055	43,000	43,562

Security Description	Principal Amount	Value
Trinity Health Corp. 4.13%, 12/1/2045	$50,000	$50,540
UnitedHealth Group, Inc.:
3.75%, 10/15/2047	128,000	120,723
3.95%, 10/15/2042	186,000	182,408
4.25%, 3/15/2043	111,000	114,352
4.25%, 4/15/2047	238,000	243,791
4.38%, 3/15/2042	74,000	77,328
4.63%, 7/15/2035	140,000	153,334
4.63%, 11/15/2041	76,000	82,027
4.75%, 7/15/2045	100,000	109,965
5.70%, 10/15/2040	61,000	74,928
5.80%, 3/15/2036	196,000	240,853
5.95%, 2/15/2041	189,000	239,429
6.50%, 6/15/2037	24,000	31,990
6.63%, 11/15/2037	201,000	271,149
6.88%, 2/15/2038	285,000	392,530

		8,709,028

HOME FURNISHINGS — 0.0% (f)
Whirlpool Corp. 4.50%, 6/1/2046 (a)	98,000	97,680

HOUSEHOLD PRODUCTS — 0.4%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047 (a)	30,000	28,718
Series MTN, 4.00%, 8/15/2045	138,000	140,357
Estee Lauder Cos., Inc.:
4.15%, 3/15/2047	82,000	86,015
4.38%, 6/15/2045	51,000	54,821
6.00%, 5/15/2037	50,000	63,892
Procter & Gamble Co.:
3.50%, 10/25/2047	164,000	156,069
5.50%, 2/1/2034	25,000	30,763
5.55%, 3/5/2037	139,000	174,567
5.80%, 8/15/2034	150,000	190,449
Unilever Capital Corp. 5.90%, 11/15/2032	257,000	323,136

		1,248,787

HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 3.95%, 8/1/2047	62,000	57,969
Kimberly-Clark Corp.:
3.20%, 7/30/2046	40,000	34,900
3.90%, 5/4/2047	87,000	86,536
6.63%, 8/1/2037	101,000	137,970

		317,375

HOUSEWARES — 0.1%
Newell Brands, Inc.:
5.38%, 4/1/2036	154,000	160,734
5.50%, 4/1/2046	197,000	207,837

		368,571

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
INSURANCE — 4.1%
Aflac, Inc. 4.00%, 10/15/2046	$187,000	$182,310
Alleghany Corp. 4.90%, 9/15/2044	139,000	144,718
Allstate Corp 3 month USD LIBOR + 2.12% 6.50%, 5/15/2067 (c)	10,000	11,757
Allstate Corp.:
4.20%, 12/15/2046	87,000	88,065
4.50%, 6/15/2043	146,000	155,454
5.35%, 6/1/2033	104,000	119,049
5.55%, 5/9/2035	86,000	100,083
American Financial Group, Inc. 4.50%, 6/15/2047	177,000	174,993
American International Group, Inc.:
3.88%, 1/15/2035	171,000	159,257
4.38%, 1/15/2055	144,000	133,618
4.50%, 7/16/2044	395,000	390,035
4.70%, 7/10/2035	159,000	163,684
4.75%, 4/1/2048	100,000	103,017
4.80%, 7/10/2045	140,000	144,311
6.25%, 5/1/2036	334,000	399,210
3 month USD LIBOR + 4.20%,
8.18%, 5/15/2068 (c)	20,000	26,601
Aon Corp. 6.25%, 9/30/2040	12,000	15,032
Aon PLC:
4.45%, 5/24/2043	51,000	50,489
4.60%, 6/14/2044	20,000	20,475
4.75%, 5/15/2045	200,000	208,890
Arch Capital Group US, Inc. 5.14%, 11/1/2043	111,000	122,664
Arch Capital Group, Ltd. 7.35%, 5/1/2034	150,000	197,436
Assurant, Inc. 6.75%, 2/15/2034	46,000	55,413
AXA SA 8.60%, 12/15/2030	60,000	81,664
Berkshire Hathaway Finance Corp.:
4.30%, 5/15/2043	81,000	85,483
4.40%, 5/15/2042	148,000	157,133
5.75%, 1/15/2040	198,000	247,494
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	167,000	181,395
Brighthouse Financial, Inc. 4.70%, 6/22/2047 (b)	323,000	296,059
Chubb Corp.:
6.00%, 5/11/2037	126,000	160,567
Series 1, 6.50%, 5/15/2038	224,000	303,213
Chubb INA Holdings, Inc.:
4.35%, 11/3/2045	233,000	248,408
6.70%, 5/15/2036	30,000	40,668
Cincinnati Financial Corp.:
6.13%, 11/1/2034	151,000	185,100
6.92%, 5/15/2028	51,000	63,487
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	205,000	254,932

Security Description	Principal Amount	Value
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	$51,000	$51,805
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	15,000	15,023
4.40%, 3/15/2048 (a)	100,000	102,530
5.95%, 10/15/2036	173,000	209,802
6.10%, 10/1/2041	25,000	31,373
Lincoln National Corp.:
4.35%, 3/1/2048	90,000	88,771
6.30%, 10/9/2037	81,000	98,499
7.00%, 6/15/2040	81,000	106,723
Loews Corp.:
4.13%, 5/15/2043	173,000	170,336
6.00%, 2/1/2035	17,000	20,579
Manulife Financial Corp.
5.38%, 3/4/2046	182,000	213,937
Markel Corp.:
4.30%, 11/1/2047	100,000	95,784
5.00%, 4/5/2046	37,000	39,085
Marsh & McLennan Cos., Inc.:
4.20%, 3/1/2048	100,000	100,952
4.35%, 1/30/2047	32,000	33,080
5.88%, 8/1/2033	245,000	294,073
MetLife, Inc.:
4.05%, 3/1/2045	134,000	128,290
4.60%, 5/13/2046	119,000	124,411
4.72%, 12/15/2044	194,000	206,659
4.88%, 11/13/2043	32,000	34,735
5.70%, 6/15/2035	211,000	253,006
5.88%, 2/6/2041	206,000	252,595
6.38%, 6/15/2034	128,000	161,740
6.40%, 12/15/2066	269,000	295,236
6.50%, 12/15/2032	182,000	230,743
10.75%, 8/1/2069	101,000	159,481
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	87,000	97,460
Principal Financial Group, Inc.:
4.30%, 11/15/2046	37,000	37,116
4.63%, 9/15/2042	60,000	62,752
6.05%, 10/15/2036	81,000	99,044
Progressive Corp.:
4.13%, 4/15/2047	174,000	175,877
4.20%, 3/15/2048	250,000	256,190
4.35%, 4/25/2044	51,000	52,775
6.25%, 12/1/2032	99,000	122,876
6.63%, 3/1/2029	15,000	18,495
Prudential Financial, Inc.:
3.91%, 12/7/2047 (b)	344,000	324,633
3.94%, 12/7/2049 (b)	297,000	278,497
Series MTN, 4.42%, 3/27/2048	100,000	103,207
Series MTN, 4.60%, 5/15/2044	219,000	230,846
Series MTN, 5.70%, 12/14/2036	85,000	103,084
Series MTN, 6.63%, 12/1/2037	20,000	26,566
Series MTN, 6.63%, 6/21/2040	30,000	40,097
Travelers Cos., Inc.:
3.75%, 5/15/2046	157,000	149,948

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 5/30/2047	$184,000	$183,402
4.05%, 3/7/2048 (a)	200,000	202,316
4.30%, 8/25/2045	51,000	52,898
4.60%, 8/1/2043	109,000	118,777
5.35%, 11/1/2040	50,000	59,896
Series MTN, 6.25%, 6/15/2037	208,000	269,861
Travelers Property Casualty Corp. 6.38%, 3/15/2033	34,000	43,191
Unum Group 5.75%, 8/15/2042	30,000	34,924
Voya Financial, Inc. 5.70%, 7/15/2043	76,000	87,201
WR Berkley Corp. 4.75%, 8/1/2044	92,000	95,064
XLIT, Ltd. 5.50%, 3/31/2045	215,000	235,199

		12,553,604

INTERNET — 1.0%
Alibaba Group Holding, Ltd.:
4.00%, 12/6/2037	175,000	166,719
4.20%, 12/6/2047	340,000	323,336
4.40%, 12/6/2057	235,000	223,313
4.50%, 11/28/2034	129,000	133,803
Amazon.com, Inc.:
3.88%, 8/22/2037 (b)	462,000	459,778
4.05%, 8/22/2047 (b)	458,000	456,576
4.25%, 8/22/2057 (b)	409,000	409,646
4.80%, 12/5/2034	456,000	505,376
4.95%, 12/5/2044	243,000	275,389
eBay, Inc. 4.00%, 7/15/2042	107,000	95,488

		3,049,424

IRON/STEEL — 0.6%
Nucor Corp.:
5.20%, 8/1/2043	74,000	85,293
6.40%, 12/1/2037	51,000	66,599
Vale Overseas, Ltd.:
6.88%, 11/21/2036	668,000	785,501
6.88%, 11/10/2039 (a)	450,000	532,638
8.25%, 1/17/2034	81,000	104,568
Vale SA 5.63%, 9/11/2042 (a)	167,000	176,183

		1,750,782

IT SERVICES — 1.9%
Apple, Inc.:
3.45%, 2/9/2045	279,000	257,283
3.75%, 9/12/2047	116,000	112,047
3.75%, 11/13/2047	184,000	177,565
3.85%, 5/4/2043	439,000	432,678
3.85%, 8/4/2046	454,000	443,958
4.25%, 2/9/2047	312,000	325,647
4.38%, 5/13/2045	361,000	381,938
4.45%, 5/6/2044	128,000	137,327
4.50%, 2/23/2036	374,000	410,192
4.65%, 2/23/2046	612,000	673,843
Dell International LLC/EMC Corp.:

Security Description	Principal Amount	Value
8.10%, 7/15/2036 (b)	$246,000	$299,926
8.35%, 7/15/2046 (b)	389,000	494,197
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	152,000	163,195
6.35%, 10/15/2045	222,000	237,072
HP, Inc. 6.00%, 9/15/2041	253,000	270,986
International Business Machines Corp.:
4.00%, 6/20/2042	162,000	164,594
4.70%, 2/19/2046 (a)	89,000	100,359
5.60%, 11/30/2039	215,000	267,600
5.88%, 11/29/2032	188,000	234,729
6.22%, 8/1/2027	30,000	36,391
6.50%, 1/15/2028	30,000	37,164
Seagate HDD Cayman
5.75%, 12/1/2034 (a)	125,000	118,797

		5,777,488

LEISURE TIME — 0.0% (f)
Harley-Davidson, Inc. 4.63%, 7/28/2045	51,000	51,993

MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar, Inc.:
3.80%, 8/15/2042	317,000	317,235
4.75%, 5/15/2064	129,000	145,148
5.20%, 5/27/2041	172,000	206,742
6.05%, 8/15/2036	130,000	167,990

		837,115

MACHINERY-DIVERSIFIED — 0.2%
Cummins, Inc. 4.88%, 10/1/2043	46,000	52,215
Deere & Co.:
3.90%, 6/9/2042	273,000	279,216
5.38%, 10/16/2029	52,000	60,953
7.13%, 3/3/2031	51,000	68,064
nVent Finance Sarl 4.55%, 4/15/2028 (b)	100,000	100,790
Xylem, Inc. 4.38%, 11/1/2046	124,000	126,130

		687,368

MEDIA — 5.5%
21st Century Fox America, Inc.:
4.75%, 9/15/2044	174,000	187,802
4.75%, 11/15/2046	101,000	109,728
4.95%, 10/15/2045	108,000	119,628
6.15%, 3/1/2037	274,000	340,670
6.15%, 2/15/2041	187,000	235,433
6.20%, 12/15/2034	176,000	217,972
6.40%, 12/15/2035	292,000	370,755
6.65%, 11/15/2037	217,000	284,363
6.90%, 8/15/2039	64,000	86,094
7.75%, 12/1/2045	100,000	150,550
7.85%, 3/1/2039	132,000	192,048

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
8.15%, 10/17/2036	$87,000	$128,348
CBS Corp.:
3.70%, 6/1/2028 (b)	125,000	118,991
4.60%, 1/15/2045	158,000	152,650
5.90%, 10/15/2040	151,000	172,347
7.88%, 7/30/2030	212,000	273,959
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.20%, 3/15/2028	115,000	109,947
5.38%, 5/1/2047	344,000	335,008
6.38%, 10/23/2035	227,000	252,769
6.48%, 10/23/2045	580,000	640,685
6.83%, 10/23/2055	188,000	217,307
Comcast Corp.:
3.20%, 7/15/2036	400,000	353,452
3.40%, 7/15/2046	235,000	202,013
3.55%, 5/1/2028	250,000	246,423
3.90%, 3/1/2038	125,000	121,200
3.97%, 11/1/2047	332,000	314,391
4.00%, 8/15/2047 (a)	215,000	203,455
4.00%, 3/1/2048	300,000	284,997
4.00%, 11/1/2049	288,000	270,602
4.05%, 11/1/2052	231,000	217,343
4.20%, 8/15/2034	215,000	216,946
4.25%, 1/15/2033	284,000	294,011
4.40%, 8/15/2035	237,000	244,506
4.50%, 1/15/2043	188,000	192,412
4.60%, 8/15/2045	91,000	94,271
4.65%, 7/15/2042	352,000	368,724
4.75%, 3/1/2044	467,000	492,853
5.65%, 6/15/2035	171,000	200,409
6.40%, 5/15/2038	26,000	33,421
6.45%, 3/15/2037	189,000	243,485
6.50%, 11/15/2035	248,000	314,705
6.95%, 8/15/2037	58,000	78,608
7.05%, 3/15/2033	120,000	158,933
Discovery Communications LLC:
4.88%, 4/1/2043	195,000	186,736
4.95%, 5/15/2042	40,000	38,518
5.00%, 9/20/2037	208,000	207,399
5.20%, 9/20/2047 (a)	184,000	183,396
6.35%, 6/1/2040	177,000	199,175
Grupo Televisa SAB:
5.00%, 5/13/2045	157,000	146,269
6.13%, 1/31/2046	283,000	309,226
6.63%, 1/15/2040	86,000	98,605
8.50%, 3/11/2032	2,000	2,581
Historic TW, Inc. 6.63%, 5/15/2029	148,000	178,287
NBCUniversal Media LLC:
4.45%, 1/15/2043	208,000	210,132
5.95%, 4/1/2041	179,000	218,863
Thomson Reuters Corp.:
5.65%, 11/23/2043	50,000	57,069
5.85%, 4/15/2040	215,000	250,522

Security Description	Principal Amount	Value
Time Warner Cable LLC:
4.50%, 9/15/2042	$267,000	$234,079
5.50%, 9/1/2041	197,000	195,568
5.88%, 11/15/2040	217,000	226,101
6.55%, 5/1/2037	312,000	350,176
6.75%, 6/15/2039	280,000	319,332
7.30%, 7/1/2038	268,000	321,431
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	210,000	275,050
Time Warner, Inc.:
4.90%, 6/15/2042	199,000	199,000
5.38%, 10/15/2041	175,000	187,820
6.10%, 7/15/2040	300,000	345,066
6.20%, 3/15/2040	18,000	20,931
6.50%, 11/15/2036	10,000	11,885
7.63%, 4/15/2031	174,000	227,232
7.70%, 5/1/2032	68,000	90,311
Viacom, Inc.:
4.38%, 3/15/2043	292,000	261,679
5.25%, 4/1/2044	51,000	51,801
5.85%, 9/1/2043	166,000	179,532
6.88%, 4/30/2036	232,000	272,187
Walt Disney Co.:
4.38%, 8/16/2041	130,000	139,461
Series B, 7.00%, 3/1/2032	123,000	165,386
Series E, 4.13%, 12/1/2041	172,000	179,986
Series MTN, 3.00%, 7/30/2046	187,000	159,737

		16,544,743

METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	68,000	67,278
4.38%, 6/15/2045	139,000	149,745

		217,023

MINING — 1.5%
Barrick Gold Corp. 6.45%, 10/15/2035	106,000	129,816
Barrick North America Finance LLC:
5.70%, 5/30/2041	150,000	171,650
5.75%, 5/1/2043	138,000	161,265
7.50%, 9/15/2038	237,000	310,216
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	103,000	120,167
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042 (a)	178,000	182,338
5.00%, 9/30/2043	492,000	568,737
Goldcorp, Inc. 5.45%, 6/9/2044	51,000	57,093
Newmont Mining Corp.:
4.88%, 3/15/2042	167,000	175,584
5.88%, 4/1/2035	169,000	197,259
6.25%, 10/1/2039	166,000	202,027
Rio Tinto Alcan, Inc.: 5.75%, 6/1/2035	118,000	143,224

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
6.13%, 12/15/2033	$63,000	$78,597
7.25%, 3/15/2031	51,000	65,927
Rio Tinto Finance USA PLC 4.13%, 8/21/2042 (a)	63,000	64,200
Rio Tinto Finance USA, Ltd.:
5.20%, 11/2/2040	248,000	288,136
7.13%, 7/15/2028	310,000	398,133
Southern Copper Corp.:
5.25%, 11/8/2042	150,000	157,405
5.88%, 4/23/2045	387,000	438,123
6.75%, 4/16/2040	136,000	167,707
7.50%, 7/27/2035	280,000	362,734

		4,440,338

MISCELLANEOUS MANUFACTURER — 1.8%
3M Co.:
Series MTN, 3.13%, 9/19/2046	37,000	32,860
Series MTN, 3.63%, 10/15/2047	137,000	133,116
Series MTN, 3.88%, 6/15/2044	74,000	75,394
Series MTN, 5.70%, 3/15/2037	88,000	110,710
Crane Co. 4.20%, 3/15/2048	100,000	99,500
Dover Corp. 5.38%, 3/1/2041	32,000	37,518
Eaton Corp.:
3.92%, 9/15/2047	87,000	82,951
4.00%, 11/2/2032	81,000	81,309
4.15%, 11/2/2042	164,000	162,272
General Electric Co.:
4.13%, 10/9/2042	501,000	465,068
4.50%, 3/11/2044 (a)	549,000	538,920
Series A, 6.75%, 3/15/2032	749,000	930,370
Series GMTN, 6.15%, 8/7/2037	447,000	530,839
Series GMTN, 6.88%, 1/10/2039	312,000	403,872
Series MTN, 5.88%, 1/14/2038	560,000	652,120
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	267,000	272,871
4.88%, 9/15/2041	37,000	42,788
Ingersoll-Rand Global Holding Co., Ltd.:
3.75%, 8/21/2028	100,000	99,255
4.30%, 2/21/2048	150,000	150,848
5.75%, 6/15/2043	51,000	61,584
Parker-Hannifin Corp.:
4.10%, 3/1/2047	40,000	40,848
Series MTN, 4.20%, 11/21/2034	106,000	110,981
Series MTN, 6.25%, 5/15/2038	167,000	217,269

		5,333,263

OFFICE & BUSINESS EQUIPMENT — 0.0% (f)
Xerox Corp. 6.75%, 12/15/2039	147,000	158,018

OIL & GAS — 5.8%
Anadarko Finance Co.
Series B, 7.50%, 5/1/2031	14,000	17,865
Anadarko Petroleum Corp.:

Security Description	Principal Amount	Value
4.50%, 7/15/2044	$159,000	$152,236
6.20%, 3/15/2040	193,000	228,159
6.45%, 9/15/2036	219,000	262,401
6.60%, 3/15/2046	211,000	264,904
7.95%, 6/15/2039	150,000	204,284
Andeavor 4.50%, 4/1/2048	150,000	140,358
Apache Corp.:
4.25%, 1/15/2044	167,000	153,727
4.75%, 4/15/2043	272,000	268,268
5.10%, 9/1/2040	236,000	242,636
5.25%, 2/1/2042	121,000	125,744
6.00%, 1/15/2037	209,000	237,533
Apache Finance Canada Corp. 7.75%, 12/15/2029	50,000	63,272
BP Capital Markets PLC 3.72%, 11/28/2028	154,000	154,986
Burlington Resources Finance Co. 7.20%, 8/15/2031	68,000	90,628
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	30,000	34,365
6.25%, 3/15/2038	222,000	267,756
6.50%, 2/15/2037	213,000	262,422
7.20%, 1/15/2032	30,000	37,610
Series GMTN, 4.95%, 6/1/2047	119,000	124,481
Cenovus Energy, Inc.:
4.45%, 9/15/2042	210,000	186,506
5.25%, 6/15/2037	178,000	179,034
5.40%, 6/15/2047 (a)	124,000	124,807
6.75%, 11/15/2039	254,000	292,418
Concho Resources, Inc. 4.88%, 10/1/2047	204,000	215,803
Conoco Funding Co. 7.25%, 10/15/2031	172,000	232,105
ConocoPhillips Canada Funding Co. I 5.95%, 10/15/2036	100,000	123,770
ConocoPhillips Co.:
4.15%, 11/15/2034	237,000	241,603
4.30%, 11/15/2044	240,000	248,086
5.90%, 10/15/2032	64,000	76,570
6.50%, 2/1/2039	652,000	856,539
ConocoPhillips Holding Co. 6.95%, 4/15/2029	195,000	248,916
Devon Energy Corp.:
4.75%, 5/15/2042	242,000	247,941
5.00%, 6/15/2045	252,000	267,616
5.60%, 7/15/2041	373,000	422,154
Encana Corp.:
6.50%, 8/15/2034	352,000	422,573
6.50%, 2/1/2038	107,000	129,203
6.63%, 8/15/2037	15,000	18,265
EOG Resources, Inc. 3.90%, 4/1/2035	100,000	98,487
Exxon Mobil Corp.:
3.57%, 3/6/2045	112,000	107,724
4.11%, 3/1/2046	313,000	328,515
Hess Corp.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.60%, 2/15/2041	$135,000	$137,824
5.80%, 4/1/2047	187,000	195,632
6.00%, 1/15/2040	213,000	224,404
7.13%, 3/15/2033	37,000	43,417
7.30%, 8/15/2031	60,000	71,752
7.88%, 10/1/2029	125,000	153,351
Husky Energy, Inc. 6.80%, 9/15/2037	30,000	38,264
Kerr-McGee Corp. 7.88%, 9/15/2031	98,000	128,262
Marathon Oil Corp.:
5.20%, 6/1/2045	81,000	85,018
6.60%, 10/1/2037	161,000	193,794
6.80%, 3/15/2032 (a)	163,000	195,250
Marathon Petroleum Corp.:
4.75%, 9/15/2044	207,000	208,600
5.00%, 9/15/2054	131,000	127,897
6.50%, 3/1/2041	104,000	127,254
Noble Energy, Inc.:
4.95%, 8/15/2047	87,000	90,614
5.05%, 11/15/2044	204,000	212,978
5.25%, 11/15/2043	173,000	185,269
6.00%, 3/1/2041	165,000	190,895
Occidental Petroleum Corp.:
4.10%, 2/15/2047 (a)	148,000	148,138
4.20%, 3/15/2048	200,000	201,758
4.40%, 4/15/2046	134,000	140,051
4.63%, 6/15/2045	141,000	150,777
Petro-Canada:
5.35%, 7/15/2033	51,000	57,893
5.95%, 5/15/2035	104,000	125,801
6.80%, 5/15/2038	256,000	341,023
Phillips 66:
4.65%, 11/15/2034	238,000	250,378
4.88%, 11/15/2044	310,000	330,122
5.88%, 5/1/2042	226,000	271,446
Shell International Finance B.V.:
3.63%, 8/21/2042	94,000	89,068
3.75%, 9/12/2046	168,000	162,384
4.00%, 5/10/2046	402,000	402,567
4.13%, 5/11/2035	315,000	326,312
4.38%, 5/11/2045	397,000	420,641
4.55%, 8/12/2043	183,000	198,403
5.50%, 3/25/2040	403,000	488,887
6.38%, 12/15/2038	610,000	812,337
Suncor Energy, Inc.:
4.00%, 11/15/2047	140,000	137,067
5.95%, 12/1/2034	150,000	182,049
6.50%, 6/15/2038	230,000	297,535
6.85%, 6/1/2039	109,000	146,924
Valero Energy Corp.:
4.90%, 3/15/2045	210,000	223,362
6.63%, 6/15/2037	201,000	254,229
7.50%, 4/15/2032	144,000	188,283
10.50%, 3/15/2039	51,000	84,094

Security Description	Principal Amount	Value
XTO Energy, Inc. 6.75%, 8/1/2037	$162,000	$223,051

		17,667,325

OIL & GAS SERVICES — 0.7%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	197,000	219,225
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047	304,000	287,180
Halliburton Co.:
4.50%, 11/15/2041	56,000	56,734
4.75%, 8/1/2043	281,000	293,836
4.85%, 11/15/2035	302,000	323,786
5.00%, 11/15/2045	255,000	278,131
6.70%, 9/15/2038	121,000	155,923
7.45%, 9/15/2039	116,000	161,052
National Oilwell Varco, Inc. 3.95%, 12/1/2042	291,000	256,368

		2,032,235

PACKAGING & CONTAINERS — 0.1%
Sonoco Products Co. 5.75%, 11/1/2040	64,000	73,558
WestRock MWV LLC 7.95%, 2/15/2031	151,000	206,507

		280,065

PHARMACEUTICALS — 5.5%
AbbVie, Inc.:
4.30%, 5/14/2036	216,000	216,706
4.40%, 11/6/2042	440,000	434,799
4.45%, 5/14/2046	371,000	369,238
4.50%, 5/14/2035	337,000	345,445
4.70%, 5/14/2045	559,000	576,100
Allergan Finance LLC 4.63%, 10/1/2042	190,000	184,173
Allergan Funding SCS:
4.55%, 3/15/2035	310,000	304,404
4.75%, 3/15/2045 (a)	199,000	194,809
4.85%, 6/15/2044	316,000	313,924
AmerisourceBergen Corp.:
4.25%, 3/1/2045	73,000	68,375
4.30%, 12/15/2047	175,000	165,504
AstraZeneca PLC:
4.00%, 9/18/2042	166,000	161,055
4.38%, 11/16/2045 (a)	174,000	177,793
6.45%, 9/15/2037	478,000	619,617
Bristol-Myers Squibb Co.:
3.25%, 8/1/2042	128,000	115,469
4.50%, 3/1/2044	150,000	163,852
Cardinal Health, Inc.:
4.37%, 6/15/2047	187,000	176,893
4.60%, 3/15/2043	139,000	135,549
CVS Health Corp.:
4.78%, 3/25/2038	1,310,000	1,331,484
5.05%, 3/25/2048	1,100,000	1,158,740
Eli Lilly & Co.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 5/15/2047	$166,000	$169,491
5.55%, 3/15/2037	160,000	197,288
Express Scripts Holding Co.:
4.80%, 7/15/2046 (a)	312,000	318,121
6.13%, 11/15/2041	114,000	134,601
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	104,000	107,891
5.38%, 4/15/2034	139,000	161,537
6.38%, 5/15/2038	530,000	697,008
Johnson & Johnson:
3.40%, 1/15/2038	134,000	129,630
3.50%, 1/15/2048	116,000	111,046
3.55%, 3/1/2036	187,000	185,018
3.63%, 3/3/2037	166,000	165,485
3.70%, 3/1/2046	326,000	324,833
3.75%, 3/3/2047	98,000	98,036
4.50%, 9/1/2040	156,000	173,226
4.50%, 12/5/2043	30,000	33,510
4.85%, 5/15/2041	27,000	31,239
4.95%, 5/15/2033	201,000	232,282
5.85%, 7/15/2038	242,000	315,224
5.95%, 8/15/2037	296,000	386,188
6.95%, 9/1/2029	73,000	97,030
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	184,000	190,966
5.90%, 11/1/2039	100,000	122,261
Merck & Co., Inc.:
3.60%, 9/15/2042	150,000	145,079
3.70%, 2/10/2045	578,000	565,839
4.15%, 5/18/2043	318,000	333,169
Mylan NV 5.25%, 6/15/2046	166,000	169,735
Mylan, Inc.:
5.20%, 4/15/2048 (b) (e)	100,000	101,082
5.40%, 11/29/2043	142,000	147,399
Novartis Capital Corp.:
3.70%, 9/21/2042	96,000	94,706
4.00%, 11/20/2045	171,000	177,009
4.40%, 5/6/2044	304,000	333,485
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	203,000	204,362
Pfizer, Inc.:
4.00%, 12/15/2036	338,000	350,547
4.13%, 12/15/2046	147,000	151,520
4.30%, 6/15/2043	204,000	214,514
4.40%, 5/15/2044	94,000	100,559
7.20%, 3/15/2039	587,000	847,763
Pharmacia LLC 6.60%, 12/1/2028	20,000	25,172
Wyeth LLC:
5.95%, 4/1/2037	233,000	297,569
6.00%, 2/15/2036	336,000	425,423
6.50%, 2/1/2034	106,000	138,299
Zoetis, Inc.:
3.95%, 9/12/2047	115,000	110,313
4.70%, 2/1/2043	190,000	202,882

		16,732,266

Security Description	Principal Amount	Value
PIPELINES — 4.6%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 5.20%, 12/1/2047	$155,000	$152,345
Buckeye Partners L.P.:
5.60%, 10/15/2044	87,000	87,037
5.85%, 11/15/2043	111,000	115,368
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	73,000	85,372
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	51,000	66,447
Enable Midstream Partners L.P. 5.00%, 5/15/2044	148,000	140,699
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	81,000	85,219
7.38%, 10/15/2045	150,000	194,872
Series B, 7.50%, 4/15/2038	51,000	64,644
Enbridge, Inc.:
4.50%, 6/10/2044	51,000	50,146
5.50%, 12/1/2046	192,000	216,286
Energy Transfer L.P.:
5.15%, 3/15/2045	171,000	157,553
5.30%, 4/15/2047	188,000	175,912
5.95%, 10/1/2043	201,000	203,794
6.05%, 6/1/2041	220,000	222,741
6.13%, 12/15/2045	182,000	187,910
6.50%, 2/1/2042	122,000	131,961
6.63%, 10/15/2036	30,000	33,764
7.50%, 7/1/2038	288,000	347,610
EnLink Midstream Partners L.P.:
5.05%, 4/1/2045	100,000	93,229
5.45%, 6/1/2047	154,000	151,548
Enterprise Products Operating LLC:
4.25%, 2/15/2048	125,000	121,728
4.45%, 2/15/2043	254,000	252,636
4.85%, 8/15/2042	74,000	77,799
4.85%, 3/15/2044	345,000	363,154
4.90%, 5/15/2046	259,000	276,260
4.95%, 10/15/2054	100,000	105,407
5.10%, 2/15/2045	122,000	132,573
5.70%, 2/15/2042	187,000	217,539
5.95%, 2/1/2041	143,000	170,477
6.13%, 10/15/2039	203,000	243,978
6.45%, 9/1/2040	87,000	109,449
7.55%, 4/15/2038	85,000	115,418
Series D, 6.88%, 3/1/2033	32,000	40,338
Series H, 6.65%, 10/15/2034	51,000	63,765
Kinder Morgan Energy Partners L.P.:
4.70%, 11/1/2042	126,000	117,393
5.00%, 8/15/2042	136,000	132,059
5.00%, 3/1/2043	187,000	180,786
5.40%, 9/1/2044	101,000	102,926
5.50%, 3/1/2044	204,000	209,879
5.63%, 9/1/2041	201,000	209,114
5.80%, 3/15/2035	51,000	55,109
6.38%, 3/1/2041	51,000	57,886
6.50%, 2/1/2037	51,000	58,115

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 9/1/2039	$214,000	$244,013
6.55%, 9/15/2040	30,000	34,298
7.30%, 8/15/2033	138,000	169,817
7.40%, 3/15/2031	94,000	113,677
7.50%, 11/15/2040	201,000	250,665
Series MTN, 6.95%, 1/15/2038	197,000	238,262
Kinder Morgan, Inc.:
5.05%, 2/15/2046	80,000	78,482
5.20%, 3/1/2048	200,000	199,882
5.55%, 6/1/2045	185,000	193,397
Series GMTN, 7.75%, 1/15/2032	111,000	141,755
Magellan Midstream Partners L.P.:
4.20%, 12/1/2042	51,000	47,903
4.20%, 10/3/2047	87,000	83,985
4.25%, 9/15/2046	57,000	55,698
5.15%, 10/15/2043	100,000	109,020
MPLX L.P.:
4.00%, 3/15/2028	0	—
4.50%, 4/15/2038	175,000	172,742
4.70%, 4/15/2048	165,000	161,518
4.90%, 4/15/2058	75,000	72,163
5.20%, 3/1/2047	135,000	141,138
ONEOK Partners L.P.:
6.13%, 2/1/2041	101,000	116,203
6.20%, 9/15/2043	109,000	126,973
6.65%, 10/1/2036	73,000	87,758
6.85%, 10/15/2037	100,000	122,808
ONEOK, Inc.:
4.95%, 7/13/2047	87,000	88,406
6.00%, 6/15/2035	52,000	58,617
Phillips 66 Partners L.P.:
4.68%, 2/15/2045	66,000	64,286
4.90%, 10/1/2046	37,000	37,117
Plains All American Pipeline L.P./PAA Finance Corp.:
4.70%, 6/15/2044	56,000	49,909
4.90%, 2/15/2045	250,000	228,227
5.15%, 6/1/2042	176,000	165,289
6.65%, 1/15/2037	116,000	129,098
Spectra Energy Partners L.P. 5.95%, 9/25/2043	118,000	136,088
Sunoco Logistics Partners Operations L.P.:
4.95%, 1/15/2043	37,000	33,421
5.30%, 4/1/2044	181,000	170,053
5.35%, 5/15/2045	112,000	104,304
5.40%, 10/1/2047	141,000	134,174
6.85%, 2/15/2040	81,000	87,407
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	87,000	112,719
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	76,000	95,059
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	73,000	77,341
5.00%, 10/16/2043	118,000	130,355
5.60%, 3/31/2034	87,000	100,077
5.85%, 3/15/2036	25,000	29,850

Security Description	Principal Amount	Value
6.10%, 6/1/2040	$284,000	$347,764
6.20%, 10/15/2037	259,000	319,363
7.25%, 8/15/2038	86,000	116,489
7.63%, 1/15/2039	301,000	420,924
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	15,000	14,661
4.60%, 3/15/2048 (b)	100,000	97,033
5.40%, 8/15/2041	40,000	44,096
Western Gas Partners L.P.:
5.30%, 3/1/2048	100,000	99,004
5.45%, 4/1/2044	117,000	117,769
Williams Partners L.P.:
4.85%, 3/1/2048	45,000	44,534
4.90%, 1/15/2045	160,000	158,466
5.10%, 9/15/2045	161,000	163,731
5.80%, 11/15/2043	130,000	142,654
6.30%, 4/15/2040	400,000	460,320

		13,919,007

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Alexandria Real Estate Equities, Inc. 4.50%, 7/30/2029	20,000	20,419
AvalonBay Communities, Inc.:
Series MTN, 3.90%, 10/15/2046	37,000	35,205
Series MTN, 4.15%, 7/1/2047	37,000	36,589
Series MTN, 4.35%, 4/15/2048	100,000	102,117
Crown Castle International Corp. 4.75%, 5/15/2047	50,000	50,342
ERP Operating L.P.:
4.00%, 8/1/2047	37,000	35,452
4.50%, 7/1/2044	126,000	131,296
4.50%, 6/1/2045	37,000	38,534
Essex Portfolio L.P. 4.50%, 3/15/2048	100,000	100,665
Federal Realty Investment Trust 4.50%, 12/1/2044	116,000	120,667
HCP, Inc. 6.75%, 2/1/2041	30,000	38,343
Hospitality Properties Trust 4.38%, 2/15/2030	100,000	96,222
Kilroy Realty L.P. 4.25%, 8/15/2029	173,000	171,799
Kimco Realty Corp.:
4.13%, 12/1/2046	37,000	33,557
4.45%, 9/1/2047	187,000	177,626
Realty Income Corp. 4.65%, 3/15/2047	152,000	160,013
Regency Centers L.P. 4.40%, 2/1/2047	52,000	51,235
Simon Property Group L.P.:
4.25%, 10/1/2044 (a)	38,000	37,543
4.25%, 11/30/2046	174,000	171,623
6.75%, 2/1/2040	232,000	309,196
Ventas Realty L.P.:
4.38%, 2/1/2045	16,000	15,658
5.70%, 9/30/2043	51,000	59,521

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Welltower, Inc. 6.50%, 3/15/2041	$129,000	$162,518
Weyerhaeuser Co. 7.38%, 3/15/2032	250,000	330,028

		2,486,168

RETAIL — 3.3%
Bed Bath & Beyond, Inc. 5.17%, 8/1/2044	199,000	164,891
CVS Health Corp.:
4.88%, 7/20/2035	161,000	166,972
5.13%, 7/20/2045	461,000	490,730
5.30%, 12/5/2043	320,000	347,443
Darden Restaurants, Inc. 4.55%, 2/15/2048	35,000	34,823
Dollar General Corp. 4.13%, 5/1/2028 (e)	70,000	70,708
Home Depot, Inc.:
3.50%, 9/15/2056	157,000	140,317
3.90%, 6/15/2047	100,000	99,251
4.20%, 4/1/2043	286,000	296,857
4.25%, 4/1/2046	314,000	329,248
4.40%, 3/15/2045	220,000	235,987
5.40%, 9/15/2040	137,000	166,065
5.88%, 12/16/2036	684,000	877,846
5.95%, 4/1/2041	55,000	70,462
Kohl’s Corp. 5.55%, 7/17/2045	155,000	149,871
Lowe’s Cos., Inc.:
3.70%, 4/15/2046	245,000	228,183
4.05%, 5/3/2047	417,000	411,875
4.25%, 9/15/2044	136,000	138,222
5.50%, 10/15/2035	74,000	87,108
Macy’s Retail Holdings, Inc. 6.90%, 4/1/2029	100,000	107,571
McDonald’s Corp.:
Series MTN, 3.63%, 5/1/2043	24,000	21,634
Series MTN, 3.70%, 2/15/2042	179,000	165,668
Series MTN, 4.45%, 3/1/2047	284,000	292,299
Series MTN, 4.60%, 5/26/2045	106,000	110,922
Series MTN, 4.70%, 12/9/2035	310,000	332,921
Series MTN, 4.88%, 7/15/2040	37,000	40,351
Series MTN, 4.88%, 12/9/2045	55,000	59,793
Series MTN, 5.70%, 2/1/2039	37,000	44,595
Series MTN, 6.30%, 10/15/2037	196,000	250,770
Series MTN, 6.30%, 3/1/2038	190,000	242,993
Nordstrom, Inc.:
5.00%, 1/15/2044	101,000	94,702
6.95%, 3/15/2028	27,000	31,069
QVC, Inc. 5.45%, 8/15/2034	99,000	94,805
Starbucks Corp.:
3.75%, 12/1/2047	170,000	163,900
4.30%, 6/15/2045	68,000	71,510
Target Corp.:
3.63%, 4/15/2046	320,000	291,491
3.90%, 11/15/2047	289,000	274,371
4.00%, 7/1/2042	240,000	234,350

Security Description	Principal Amount	Value
6.50%, 10/15/2037	$135,000	$176,445
Walgreen Co. 4.40%, 9/15/2042	150,000	140,888
Walgreens Boots Alliance, Inc.:
4.50%, 11/18/2034	135,000	133,439
4.65%, 6/1/2046	20,000	19,441
4.80%, 11/18/2044	260,000	256,734
Walmart, Inc.:
3.63%, 12/15/2047	413,000	402,068
4.00%, 4/11/2043	669,000	691,786
4.30%, 4/22/2044	443,000	478,679
4.88%, 7/8/2040	150,000	174,917
5.25%, 9/1/2035	100,000	120,807
5.63%, 4/1/2040	5,000	6,358
5.63%, 4/15/2041	25,000	32,016
6.50%, 8/15/2037 (a)	10,000	13,772
7.55%, 2/15/2030	15,000	20,851

		10,100,775

SEMICONDUCTORS — 0.9%
Analog Devices, Inc. 5.30%, 12/15/2045	253,000	287,330
Applied Materials, Inc.:
4.35%, 4/1/2047	215,000	228,083
5.10%, 10/1/2035	144,000	168,108
5.85%, 6/15/2041	61,000	76,468
Intel Corp.:
3.73%, 12/8/2047 (b)	217,000	210,900
4.00%, 12/15/2032	303,000	314,720
4.10%, 5/19/2046	270,000	277,125
4.10%, 5/11/2047	200,000	205,164
4.80%, 10/1/2041	243,000	277,110
QUALCOMM, Inc.:
4.30%, 5/20/2047	247,000	239,237
4.65%, 5/20/2035	192,000	199,540
4.80%, 5/20/2045	288,000	299,797

		2,783,582

SOFTWARE — 3.4%
Activision Blizzard, Inc. 4.50%, 6/15/2047	197,000	198,511
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	75,000	75,125
Microsoft Corp.:
3.45%, 8/8/2036	168,000	164,178
3.50%, 2/12/2035	89,000	87,866
3.50%, 11/15/2042	299,000	286,600
3.70%, 8/8/2046	458,000	450,910
3.75%, 5/1/2043	69,000	68,663
3.75%, 2/12/2045	307,000	305,112
3.95%, 8/8/2056	399,000	398,805
4.00%, 2/12/2055	510,000	517,028
4.10%, 2/6/2037	422,000	447,468
4.20%, 11/3/2035	380,000	408,200
4.45%, 11/3/2045	447,000	494,570
4.50%, 10/1/2040	160,000	177,120
4.50%, 2/6/2057	378,000	416,934

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 11/3/2055	$381,000	$436,733
4.88%, 12/15/2043	223,000	260,250
5.20%, 6/1/2039	187,000	225,019
5.30%, 2/8/2041	270,000	331,838
Series 30Y, 4.25%, 2/6/2047	494,000	531,984
Oracle Corp.:
3.25%, 5/15/2030	230,000	222,757
3.80%, 11/15/2037	200,000	197,224
3.85%, 7/15/2036	241,000	239,262
3.90%, 5/15/2035	204,000	203,908
4.00%, 7/15/2046	548,000	541,999
4.00%, 11/15/2047	298,000	294,707
4.13%, 5/15/2045	139,000	140,194
4.30%, 7/8/2034	275,000	289,996
4.38%, 5/15/2055	284,000	295,110
4.50%, 7/8/2044	256,000	272,868
5.38%, 7/15/2040	378,000	453,124
6.13%, 7/8/2039	396,000	513,620
6.50%, 4/15/2038	245,000	326,541

		10,274,224

TELECOMMUNICATIONS — 8.9%
America Movil SAB de CV:
4.38%, 7/16/2042 (a)	418,000	423,288
6.13%, 3/30/2040	285,000	343,909
6.38%, 3/1/2035	107,000	130,140
AT&T, Inc.:
4.30%, 2/15/2030 (b)	824,000	818,339
4.30%, 12/15/2042	413,000	381,595
4.35%, 6/15/2045	534,000	488,007
4.50%, 5/15/2035	359,000	351,734
4.50%, 3/9/2048	633,000	591,735
4.55%, 3/9/2049	435,000	406,747
4.75%, 5/15/2046	512,000	497,050
4.80%, 6/15/2044	420,000	409,874
4.90%, 8/14/2037	245,000	247,445
5.15%, 3/15/2042	438,000	452,844
5.15%, 11/15/2046 (b)	424,000	433,230
5.15%, 2/14/2050	888,000	895,992
5.25%, 3/1/2037	610,000	645,197
5.30%, 8/14/2058	394,000	398,527
5.35%, 9/1/2040	689,000	720,570
5.45%, 3/1/2047	386,000	410,442
5.55%, 8/15/2041	382,000	407,720
5.65%, 2/15/2047	436,000	476,064
5.70%, 3/1/2057	279,000	299,883
6.00%, 8/15/2040	249,000	281,203
6.15%, 9/15/2034	130,000	147,745
6.35%, 3/15/2040	87,000	101,418
6.38%, 3/1/2041	238,000	279,500
Bell Canada, Inc. 4.46%, 4/1/2048	100,000	102,272
British Telecommunications PLC 9.13%, 12/15/2030	480,000	699,379
Cisco Systems, Inc.:
5.50%, 1/15/2040	271,000	340,113
5.90%, 2/15/2039	384,000	501,592

Security Description	Principal Amount	Value
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	$743,000	$1,053,626
9.25%, 6/1/2032	86,000	130,035
Juniper Networks, Inc. 5.95%, 3/15/2041	151,000	158,148
Koninklijke KPN NV 8.38%, 10/1/2030	136,000	182,211
Motorola Solutions, Inc. 5.50%, 9/1/2044	110,000	111,336
Orange SA:
5.38%, 1/13/2042	153,000	175,818
5.50%, 2/6/2044	212,000	248,023
9.00%, 3/1/2031	445,000	650,857
Rogers Communications, Inc.:
4.30%, 2/15/2048	210,000	210,903
4.50%, 3/15/2043	88,000	89,551
5.00%, 3/15/2044	42,000	46,268
5.45%, 10/1/2043	111,000	128,698
7.50%, 8/15/2038	30,000	41,058
Telefonica Emisiones SAU:
4.67%, 3/6/2038	150,000	151,120
4.90%, 3/6/2048	200,000	202,730
5.21%, 3/8/2047	525,000	554,143
7.05%, 6/20/2036	450,000	568,152
Telefonica Europe B.V.
8.25%, 9/15/2030	154,000	207,922
Verizon Communications, Inc.:
3.85%, 11/1/2042	635,000	556,997
4.13%, 8/15/2046	329,000	295,916
4.27%, 1/15/2036	474,000	453,803
4.40%, 11/1/2034	322,000	317,589
4.50%, 8/10/2033	395,000	399,787
4.52%, 9/15/2048	710,000	680,862
4.67%, 3/15/2055	829,000	787,956
4.75%, 11/1/2041	364,000	365,052
4.81%, 3/15/2039	486,000	496,702
4.86%, 8/21/2046	961,000	970,514
5.01%, 4/15/2049	624,000	647,774
5.01%, 8/21/2054	915,000	915,796
5.25%, 3/16/2037	372,000	400,473
5.50%, 3/16/2047 (a)	628,000	694,260
5.85%, 9/15/2035	150,000	172,023
6.40%, 2/15/2038	100,000	121,249
6.55%, 9/15/2043	125,000	153,224
Vodafone Group PLC:
4.38%, 2/19/2043	312,000	295,161
6.15%, 2/27/2037	234,000	272,072
6.25%, 11/30/2032	201,000	233,926
7.88%, 2/15/2030	119,000	155,964

		26,981,253

TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	51,000	50,538

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
6.35%, 3/15/2040	$177,000	$205,024

		255,562

TRANSPORTATION — 3.3%
Burlington Northern Santa Fe LLC:
3.90%, 8/1/2046	206,000	203,619
4.05%, 6/15/2048	115,000	115,737
4.15%, 4/1/2045	248,000	253,258
4.40%, 3/15/2042	301,000	316,818
4.45%, 3/15/2043	115,000	122,403
4.55%, 9/1/2044	270,000	290,577
4.70%, 9/1/2045	54,000	59,547
4.90%, 4/1/2044	173,000	194,082
5.05%, 3/1/2041	61,000	69,744
5.15%, 9/1/2043	114,000	131,994
5.40%, 6/1/2041	132,000	157,271
5.75%, 5/1/2040	15,000	18,480
6.15%, 5/1/2037	70,000	89,704
6.20%, 8/15/2036	247,000	317,716
Canadian National Railway Co.:
3.20%, 8/2/2046	130,000	117,078
3.65%, 2/3/2048	150,000	144,934
6.20%, 6/1/2036	57,000	73,923
6.25%, 8/1/2034	201,000	261,405
6.38%, 11/15/2037	10,000	13,423
6.90%, 7/15/2028	124,000	157,683
Canadian Pacific Railway Co.:
4.80%, 9/15/2035	78,000	86,235
4.80%, 8/1/2045	220,000	247,766
5.75%, 3/15/2033	30,000	34,497
5.75%, 1/15/2042	61,000	75,835
5.95%, 5/15/2037	34,000	42,491
6.13%, 9/15/2115	95,000	119,127
CSX Corp.:
3.80%, 11/1/2046	199,000	183,353
4.10%, 3/15/2044	132,000	128,404
4.25%, 11/1/2066	213,000	193,259
4.30%, 3/1/2048	150,000	149,577
4.40%, 3/1/2043	51,000	51,573
4.50%, 8/1/2054	112,000	110,712
4.65%, 3/1/2068	100,000	97,723
4.75%, 5/30/2042	117,000	124,417
6.00%, 10/1/2036	214,000	261,089
6.15%, 5/1/2037	161,000	199,115
6.22%, 4/30/2040	60,000	75,547
FedEx Corp.:
3.88%, 8/1/2042	194,000	181,861
3.90%, 2/1/2035	192,000	185,942
4.05%, 2/15/2048	100,000	94,076
4.10%, 4/15/2043	156,000	150,131
4.10%, 2/1/2045	89,000	84,821
4.40%, 1/15/2047	307,000	304,050
4.55%, 4/1/2046	168,000	170,320
4.75%, 11/15/2045	223,000	232,654
Kansas City Southern 4.95%, 8/15/2045	150,000	159,395
Norfolk Southern Corp.:
3.94%, 11/1/2047 (b)	90,000	86,587

Security Description	Principal Amount	Value
3.95%, 10/1/2042	$37,000	$35,943
4.05%, 8/15/2052 (b)	105,000	101,309
4.15%, 2/28/2048	250,000	247,925
4.65%, 1/15/2046	130,000	139,027
4.84%, 10/1/2041	187,000	204,223
7.80%, 5/15/2027	51,000	66,871
Union Pacific Corp.:
3.35%, 8/15/2046	113,000	101,725
3.38%, 2/1/2035	95,000	90,394
3.60%, 9/15/2037	207,000	199,583
3.80%, 10/1/2051	169,000	161,067
4.00%, 4/15/2047 (a)	124,000	124,986
4.05%, 11/15/2045	269,000	272,451
4.10%, 9/15/2067	52,000	49,998
4.25%, 4/15/2043	10,000	10,306
4.30%, 6/15/2042	199,000	207,061
4.38%, 11/15/2065	164,000	165,868
4.82%, 2/1/2044	12,000	13,440
United Parcel Service, Inc.:
3.40%, 11/15/2046	62,000	56,231
3.63%, 10/1/2042	52,000	49,823
3.75%, 11/15/2047	468,000	449,430
4.88%, 11/15/2040	56,000	63,493
6.20%, 1/15/2038	155,000	202,335

		9,953,442

TRUCKING & LEASING — 0.0% (f)
GATX Corp. 5.20%, 3/15/2044	81,000	87,796

WATER — 0.3%
American Water Capital Corp.:
3.75%, 9/1/2047	96,000	92,630
4.00%, 12/1/2046	62,000	62,520
4.30%, 12/1/2042	203,000	214,719
4.30%, 9/1/2045	150,000	158,161
United Utilities PLC 6.88%, 8/15/2028	71,000	86,078
Veolia Environnement SA 6.75%, 6/1/2038	150,000	190,896

		805,004

TOTAL CORPORATE BONDS & NOTES (Cost $307,380,580)		299,474,004

	Shares

SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (g) (h)	135,825	135,825

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	1,255,933	$1,255,933

TOTAL SHORT-TERM INVESTMENTS (Cost $1,391,759)		1,391,758

TOTAL INVESTMENTS — 99.2% (Cost $308,772,339)		300,865,762

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		2,497,405

NET ASSETS — 100.0%		$303,363,167

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.3% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable rate security — Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of March 31, 2018. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2018.
(i)	Investment of cash collateral for securities loaned.

GMTN = Global Medium Term Note

LIBOR = London Interbank Offered Rate

MTN    = Medium Term Note

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$195,265	$—	$195,265
Aerospace & Defense	—	5,698,057	—	5,698,057
Agriculture	—	4,719,335	—	4,719,335
Airlines	—	778,731	—	778,731
Apparel	—	481,368	—	481,368
Auto Manufacturers	—	3,038,643	—	3,038,643
Auto Parts & Equipment	—	298,586	—	298,586
Banks	—	27,705,042	—	27,705,042
Beverages	—	9,677,164	—	9,677,164
Biotechnology	—	5,802,973	—	5,802,973
Chemicals	—	5,179,264	—	5,179,264
Commercial Services	—	3,494,064	—	3,494,064
Construction Materials	—	1,651,015	—	1,651,015
Distribution & Wholesale	—	261,212	—	261,212

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified Financial Services	$—	$4,546,930	$—	$4,546,930
Electric	—	33,086,960	—	33,086,960
Electrical Components & Equipment	—	94,292	—	94,292
Electronics	—	1,316,881	—	1,316,881
Engineering & Construction	—	212,476	—	212,476
Environmental Control	—	550,315	—	550,315
Food	—	4,762,012	—	4,762,012
Forest Products & Paper	—	1,297,603	—	1,297,603
Gas	—	2,749,885	—	2,749,885
Hand & Machine Tools	—	120,482	—	120,482
Health Care Products	—	5,254,145	—	5,254,145
Health Care Services	—	8,709,028	—	8,709,028
Home Furnishings	—	97,680	—	97,680
Household Products	—	1,248,787	—	1,248,787
Household Products & Wares	—	317,375	—	317,375
Housewares	—	368,571	—	368,571
Insurance	—	12,553,604	—	12,553,604
Internet	—	3,049,424	—	3,049,424
Iron/Steel	—	1,750,782	—	1,750,782
IT Services	—	5,777,488	—	5,777,488
Leisure Time	—	51,993	—	51,993
Machinery, Construction & Mining	—	837,115	—	837,115
Machinery-Diversified	—	687,368	—	687,368
Media	—	16,544,743	—	16,544,743
Metal Fabricate & Hardware	—	217,023	—	217,023
Mining	—	4,440,338	—	4,440,338
Miscellaneous Manufacturer	—	5,333,263	—	5,333,263
Office & Business Equipment	—	158,018	—	158,018
Oil & Gas	—	17,667,325	—	17,667,325
Oil & Gas Services	—	2,032,235	—	2,032,235
Packaging & Containers	—	280,065	—	280,065
Pharmaceuticals	—	16,732,266	—	16,732,266
Pipelines	—	13,919,007	—	13,919,007
Real Estate Investment Trusts	—	2,486,168	—	2,486,168
Retail	—	10,100,775	—	10,100,775
Semiconductors	—	2,783,582	—	2,783,582
Software	—	10,274,224	—	10,274,224
Telecommunications.	—	26,981,253	—	26,981,253
Toys/Games/Hobbies	—	255,562	—	255,562
Transportation	—	9,953,442	—	9,953,442
Trucking & Leasing	—	87,796	—	87,796
Water	—	805,004	—	805,004
Short-Term Investments	1,391,758	—	—	1,391,758

TOTAL INVESTMENTS	$1,391,758	$299,474,004	$—	$300,865,762

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	280,058	$280,058	$23,095,253	$23,239,486	$—	$—	135,825	$135,825	$6,360	$—
State Street Navigator Securities Lending Government Money Market Portfolio	627,463	627,463	7,069,401	6,440,931	—	—	1,255,933	1,255,933	4,289	—

Total		$907,521	$30,164,654	$29,680,417	$—	$—		$1,391,758	$10,649	$—

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.0%
Treasury Bonds:
2.25%, 8/15/2046	$23,795,200	$20,501,468
2.50%, 2/15/2045	25,850,100	23,606,311
2.50%, 2/15/2046	24,283,600	22,106,576
2.50%, 5/15/2046	24,325,100	22,127,326
2.75%, 8/15/2042	13,931,800	13,466,060
2.75%, 11/15/2042	17,730,300	17,117,895
2.75%, 8/15/2047	24,329,200	23,255,066
2.75%, 11/15/2047 (a)	23,319,600	22,296,103
2.88%, 5/15/2043	25,974,000	25,610,623
2.88%, 8/15/2045	25,586,800	25,133,145
2.88%, 11/15/2046	23,292,000	22,847,822
3.00%, 5/15/2042	9,434,900	9,539,155
3.00%, 11/15/2044	25,405,100	25,582,171
3.00%, 5/15/2045	26,287,500	26,462,047
3.00%, 11/15/2045	26,141,000	26,298,368
3.00%, 2/15/2047	23,487,700	23,617,353
3.00%, 5/15/2047	24,510,700	24,633,990
3.00%, 2/15/2048	14,179,600	14,261,418
3.13%, 11/15/2041	8,906,200	9,202,599
3.13%, 2/15/2042	11,072,000	11,441,584
3.13%, 2/15/2043	17,451,100	17,989,990
3.13%, 8/15/2044	26,419,000	27,212,888
3.38%, 5/15/2044	25,252,400	27,163,502
3.50%, 2/15/2039	7,533,600	8,278,447
3.63%, 8/15/2043	21,681,300	24,278,286
3.63%, 2/15/2044	26,006,100	29,140,616
3.75%, 8/15/2041	9,464,500	10,787,638
3.75%, 11/15/2043	25,536,000	29,176,669
3.88%, 8/15/2040	10,083,400	11,682,627
4.25%, 5/15/2039	6,328,700	7,701,458
4.25%, 11/15/2040	10,072,800	12,299,896
4.38%, 2/15/2038	3,586,600	4,413,706
4.38%, 11/15/2039	8,864,000	10,978,508
4.38%, 5/15/2040	10,658,800	13,218,085
4.38%, 5/15/2041	8,681,700	10,808,543
4.50%, 2/15/2036	8,858,400	10,947,920
4.50%, 5/15/2038	4,464,400	5,588,491
4.50%, 8/15/2039	8,055,600	10,133,703

Security Description	Principal Amount	Value
4.63%, 2/15/2040	$14,072,600	$18,010,394
4.75%, 2/15/2037	2,888,800	3,697,837
4.75%, 2/15/2041	11,123,700	14,526,439
5.00%, 5/15/2037	3,696,400	4,873,075
5.25%, 11/15/2028	5,510,100	6,770,755
5.25%, 2/15/2029	3,600,400	4,439,509
5.38%, 2/15/2031	8,038,900	10,295,902
5.50%, 8/15/2028	4,175,600	5,207,099
6.13%, 8/15/2029	2,545,500	3,378,515
6.25%, 5/15/2030	5,155,100	6,994,955

TOTAL U.S. TREASURY OBLIGATIONS (Cost $798,485,977)		759,102,533

	Shares
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b) (c)	120,903	120,903
State Street Navigator Securities Lending Government Money Market Portfolio (b) (d)	16,677,128	16,677,128

TOTAL SHORT-TERM INVESTMENTS (Cost $16,798,031)		16,798,031

TOTAL INVESTMENTS — 101.2% (Cost $815,284,008)		775,900,564

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(9,092,613)

NET ASSETS — 100.0%		$766,807,951

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.
(d)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$759,102,533	$—	$759,102,533
Short-Term Investments	16,798,031	—	—	16,798,031

TOTAL INVESTMENTS	$16,798,031	$759,102,533	$—	$775,900,564

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	177,007	$177,007	$27,203,836	$27,259,940	$—	$—	120,903	$120,903	$10,816	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	99,604,921	82,927,793	—	—	16,677,128	16,677,128	6,725	—

Total		$177,007	$126,808,757	$110,187,733	$—	$—		$16,798,031	$17,541	$—

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.3%
ADVERTISING — 0.2%
Omnicom Group, Inc.:
4.45%, 8/15/2020	$3,865,000	$3,980,525
6.25%, 7/15/2019	2,461,000	2,562,565

		6,543,090

AEROSPACE & DEFENSE — 1.6%
Boeing Capital Corp. 4.70%, 10/27/2019	148,000	152,848
Boeing Co.:
1.65%, 10/30/2020	285,000	277,675
4.88%, 2/15/2020	3,921,000	4,086,231
Harris Corp.:
2.70%, 4/27/2020	3,562,000	3,529,479
4.40%, 12/15/2020	50,000	51,543
L3 Technologies, Inc.:
4.75%, 7/15/2020	2,614,000	2,699,295
4.95%, 2/15/2021	556,000	579,380
5.20%, 10/15/2019	4,170,000	4,305,025
Lockheed Martin Corp.:
2.50%, 11/23/2020	9,919,000	9,824,472
4.25%, 11/15/2019	4,096,000	4,191,764
Northrop Grumman Corp.:
2.08%, 10/15/2020	8,895,000	8,700,022
3.50%, 3/15/2021	604,000	611,810
5.05%, 8/1/2019	2,653,000	2,738,374
Raytheon Co. 3.13%, 10/15/2020	5,705,000	5,736,321
Rockwell Collins, Inc.:
1.95%, 7/15/2019	1,297,000	1,282,188
5.25%, 7/15/2019	1,194,000	1,229,342
United Technologies Corp.:
1.50%, 11/1/2019	3,393,000	3,326,565
1.90%, 5/4/2020	4,686,000	4,593,311
4.50%, 4/15/2020	2,873,000	2,968,585

		60,884,230

AGRICULTURE — 1.3%
Altria Group, Inc.:
2.63%, 1/14/2020	6,621,000	6,581,605
9.25%, 8/6/2019	3,999,000	4,329,957
BAT Capital Corp. 2.30%, 8/14/2020 (a)	8,356,000	8,191,888
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	1,429,000	1,376,999
8.50%, 6/15/2019	3,678,000	3,907,397
Philip Morris International, Inc.:
1.88%, 11/1/2019	3,270,000	3,224,907
1.88%, 2/25/2021	110,000	106,359
2.00%, 2/21/2020	4,414,000	4,348,540
4.50%, 3/26/2020	6,558,000	6,752,510
Reynolds American, Inc.:
3.25%, 6/12/2020	3,830,000	3,837,200
6.88%, 5/1/2020	2,860,000	3,069,953

Security Description	Principal Amount	Value
8.13%, 6/23/2019	$3,136,000	$3,327,641

		49,054,956

AIRLINES — 0.3%
Continental Airlines 2009-2 Pass Through Trust, Class A Series A, 7.25%, 5/10/2021	1,667,260	1,764,094
Delta Air Lines, Inc.:
2.60%, 12/4/2020	846,000	830,070
2.88%, 3/13/2020	3,254,000	3,232,101
Southwest Airlines Co.:
2.65%, 11/5/2020	304,000	301,291
2.75%, 11/6/2019	3,881,000	3,874,907

		10,002,463

APPAREL — 0.0% (b)
Ralph Lauren Corp. 2.63%, 8/18/2020	1,909,000	1,899,837

AUTO MANUFACTURERS — 4.2%
American Honda Finance Corp.:
Series A, 2.15%, 3/13/2020	757,000	747,810
Series GMTN, 2.65%, 2/12/2021	5,196,000	5,162,538
Series MTN, 1.20%, 7/12/2019	5,139,000	5,046,190
Series MTN, 1.95%, 7/20/2020	2,033,000	1,991,811
Series MTN, 2.00%, 11/13/2019	3,469,000	3,432,506
Series MTN, 2.00%, 2/14/2020	3,047,000	3,001,661
Series MTN, 2.25%, 8/15/2019	3,117,000	3,098,766
Series MTN, 2.45%, 9/24/2020	3,689,000	3,652,442
Ford Motor Credit Co. LLC:
1.90%, 8/12/2019	3,893,000	3,832,347
2.02%, 5/3/2019	5,457,000	5,398,392
2.34%, 11/2/2020	8,346,000	8,125,499
2.38%, 3/12/2019	2,628,000	2,613,782
2.43%, 6/12/2020	3,588,000	3,520,079
2.46%, 3/27/2020	4,284,000	4,216,998
2.60%, 11/4/2019	4,946,000	4,906,036
2.68%, 1/9/2020	7,001,000	6,934,980
3.16%, 8/4/2020	363,000	360,974
3.20%, 1/15/2021 (c)	4,377,000	4,344,172
3.34%, 3/18/2021	5,978,000	5,942,072
3.47%, 4/5/2021	1,305,000	1,305,274
8.13%, 1/15/2020	3,687,000	3,994,680
General Motors Financial Co., Inc.:
2.35%, 10/4/2019	5,886,000	5,821,666
2.40%, 5/9/2019	4,015,000	3,987,652
2.45%, 11/6/2020	5,424,000	5,298,163
2.65%, 4/13/2020	3,942,000	3,892,134
3.15%, 1/15/2020	10,041,000	10,027,645
3.20%, 7/13/2020	6,920,000	6,900,070

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 7/10/2019	$497,000	$499,639
3.70%, 11/24/2020	5,921,000	5,965,053
PACCAR Financial Corp.:
Series MTN, 1.20%, 8/12/2019	370,000	363,153
Series MTN, 1.30%, 5/10/2019	1,575,000	1,555,061
Series MTN, 1.95%, 2/27/2020	1,674,000	1,650,932
Series MTN, 2.05%, 11/13/2020	2,783,000	2,726,088
Series MTN, 2.25%, 2/25/2021	165,000	161,861
Series MTN, 2.80%, 3/1/2021	3,290,000	3,278,189
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	3,599,000	3,539,113
Series GMTN, 2.20%, 1/10/2020	2,383,000	2,361,887
Series MTN, 1.40%, 5/20/2019	4,266,000	4,208,239
Series MTN, 1.55%, 10/18/2019	4,053,000	3,985,842
Series MTN, 2.13%, 7/18/2019	4,960,000	4,929,149
Series MTN, 2.15%, 3/12/2020	4,092,000	4,049,157
Series MTN, 4.25%, 1/11/2021	201,000	208,021
Series MTN, 4.50%, 6/17/2020	3,929,000	4,067,419

		161,105,142

BANKS — 35.5%
Associated Banc-Corp 2.75%, 11/15/2019	400,000	397,994
Australia & New Zealand Banking Group, Ltd.:
2.05%, 9/23/2019	3,952,000	3,907,303
Series MTN, 1.60%, 7/15/2019	3,402,000	3,350,596
Series MTN, 2.13%, 8/19/2020	3,350,000	3,281,962
Series MTN, 2.25%, 6/13/2019	4,313,000	4,286,950
Series MTN, 2.25%, 11/9/2020	3,568,000	3,497,389
Series MTN, 2.70%, 11/16/2020	4,805,000	4,759,977
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	4,344,000	4,325,668
Bank of America Corp.:
7.63%, 6/1/2019	6,447,000	6,796,040
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (d)	4,484,000	4,416,740
Series GMTN, 2.63%, 4/19/2021	254,000	250,210

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (d)	$13,925,000	$13,676,299
Series L, 2.25%, 4/21/2020	7,479,000	7,365,020
Series L, 2.65%, 4/1/2019	9,248,000	9,244,301
Series MTN, 2.15%, 11/9/2020	10,210,000	10,003,451
Series MTN, 2.63%, 10/19/2020	554,000	548,748
Series MTN, 5.63%, 7/1/2020	8,336,000	8,800,149
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (d)	7,581,000	7,414,066
Bank of Montreal:
Series MTN, 1.50%, 7/18/2019	4,176,000	4,103,212
Series MTN, 1.75%, 9/11/2019	2,337,000	2,302,763
Series MTN, 2.10%, 12/12/2019	3,565,000	3,519,047
Series MTN, 2.10%, 6/15/2020	4,864,000	4,774,454
Bank of New York Mellon Corp.:
5.45%, 5/15/2019 (c)	1,227,000	1,263,945
Series G, 2.15%, 2/24/2020	6,073,000	5,994,658
Series G, 2.20%, 5/15/2019	731,000	728,149
Series MTN, 2.30%, 9/11/2019	7,947,000	7,890,894
Series MTN, 2.45%, 11/27/2020	5,103,000	5,024,312
Series MTN, 2.60%, 8/17/2020	7,160,000	7,106,014
Series MTN, 4.15%, 2/1/2021	500,000	513,940
Series MTN, 4.60%, 1/15/2020	20,000	20,597
Bank of Nova Scotia:
1.65%, 6/14/2019	6,574,000	6,487,026
2.35%, 10/21/2020	4,162,000	4,095,616
Series BKNT, 2.05%, 6/5/2019	801,000	794,336
Series BKNT, 2.15%, 7/14/2020	8,544,000	8,387,901
Series BKNT, 2.45%, 3/22/2021	8,000,000	7,870,800
Series BKNT, 2.50%, 1/8/2021	4,804,000	4,733,477
Barclays Bank PLC 5.14%, 10/14/2020	3,482,000	3,591,404
Barclays PLC:
2.65%, 1/11/2021	17,307,000	17,028,357
2.75%, 11/8/2019	8,989,000	8,918,167
2.88%, 6/8/2020 (c)	1,103,000	1,092,268
3.25%, 1/12/2021	4,719,000	4,695,027
BB&T Corp.:
5.25%, 11/1/2019	1,463,000	1,515,829
Series MTN, 2.15%, 2/1/2021	3,200,000	3,136,960
Series MTN, 2.45%, 1/15/2020	7,373,000	7,304,800

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.63%, 6/29/2020	$3,160,000	$3,133,551
Series MTN, 6.85%, 4/30/2019	2,477,000	2,580,291
BNP Paribas SA:
2.38%, 5/21/2020	4,662,000	4,602,233
Series BKNT, 5.00%, 1/15/2021	10,936,000	11,501,500
Series MTN, 2.45%, 3/17/2019	3,846,000	3,834,423
BPCE SA:
Series BKNT, 2.65%, 2/3/2021	97,000	95,412
Series MTN, 2.25%, 1/27/2020	7,892,000	7,780,328
Series MTN, 2.50%, 7/15/2019	7,845,000	7,804,520
Branch Banking & Trust Co.:
2.10%, 1/15/2020	4,706,000	4,638,798
Series BKNT, 1.45%, 5/10/2019	6,511,000	6,417,437
Series BKNT, 2.25%, 6/1/2020	2,672,000	2,628,740
Canadian Imperial Bank of Commerce:
1.60%, 9/6/2019	3,941,000	3,875,619
2.70%, 2/2/2021 (c)	8,396,000	8,289,371
Series BKNT, 2.10%, 10/5/2020	5,015,000	4,902,062
Capital One Financial Corp.:
2.40%, 10/30/2020	2,150,000	2,107,151
2.45%, 4/24/2019	3,653,000	3,632,397
2.50%, 5/12/2020	8,529,000	8,395,180
Capital One NA:
2.35%, 1/31/2020	5,657,000	5,568,016
2.40%, 9/5/2019	1,234,000	1,221,623
Series BKNT, 1.85%, 9/13/2019	9,311,000	9,154,482
Citibank NA:
1.85%, 9/18/2019	3,084,000	3,041,410
Series BKNT, 2.10%, 6/12/2020	7,919,000	7,765,292
Series BKNT, 2.13%, 10/20/2020	12,598,000	12,302,577
Series BKNT, 2.85%, 2/12/2021	6,215,000	6,170,563
Citigroup, Inc.:
2.05%, 6/7/2019	3,626,000	3,592,967
2.40%, 2/18/2020	8,268,000	8,172,422
2.45%, 1/10/2020	7,671,000	7,596,515
2.50%, 7/29/2019	4,040,000	4,021,618
2.55%, 4/8/2019	5,111,000	5,104,611
2.65%, 10/26/2020	13,759,000	13,594,855
5.38%, 8/9/2020	2,935,000	3,082,748
8.50%, 5/22/2019	3,659,000	3,890,175
Citizens Bank NA/Providence RI:
2.25%, 3/2/2020	2,549,000	2,508,242

Security Description	Principal Amount	Value
Series BKNT, 2.20%, 5/26/2020	$1,946,000	$1,906,710
Series BKNT, 2.25%, 10/30/2020	3,438,000	3,351,466
Series MTN, 2.45%, 12/4/2019	3,378,000	3,341,855
Comerica, Inc.:
2.13%, 5/23/2019	2,294,000	2,274,662
Series BKNT, 2.50%, 6/2/2020	52,000	51,366
Commonwealth Bank of Australia:
2.30%, 9/6/2019	3,995,000	3,961,881
Series GMTN, 2.05%, 3/15/2019	4,178,000	4,153,809
Series GMTN, 2.30%, 3/12/2020	3,838,000	3,785,112
Series GMTN, 2.40%, 11/2/2020	3,847,000	3,777,639
Series GMTN, 2.55%, 3/15/2021	3,250,000	3,196,440
Compass Bank Series BKNT, 2.75%, 9/29/2019	1,302,000	1,294,839
Cooperatieve Rabobank UA:
4.50%, 1/11/2021	6,992,000	7,248,117
Series BKTN, 1.38%, 8/9/2019	4,108,000	4,026,908
Series GMTN, 2.50%, 1/19/2021	6,047,000	5,947,890
Series MTN, 2.25%, 1/14/2020	3,513,000	3,468,279
Credit Suisse AG:
5.30%, 8/13/2019	4,645,000	4,788,995
5.40%, 1/14/2020	5,784,000	5,999,511
Series GMTN, 2.30%, 5/28/2019	10,674,000	10,604,512
Series MTN, 4.38%, 8/5/2020	4,108,000	4,223,270
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	4,178,000	4,137,808
3.13%, 12/10/2020	9,122,000	9,084,874
Deutsche Bank AG:
2.70%, 7/13/2020	4,432,000	4,340,213
2.95%, 8/20/2020	55,000	54,115
3.15%, 1/22/2021	10,957,000	10,802,068
Series GMTN, 2.85%, 5/10/2019	9,010,000	8,978,735
Series GMTN, 3.13%, 1/13/2021	1,680,000	1,652,280
Discover Bank:
7.00%, 4/15/2020	1,592,000	1,699,078
Series BKNT, 3.10%, 6/4/2020	7,778,000	7,753,811
Fifth Third Bancorp 2.88%, 7/27/2020	8,100,000	8,074,971
Fifth Third Bank:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 1.63%, 9/27/2019	$3,728,000	$3,660,523
Series BKNT, 2.20%, 10/30/2020	3,965,000	3,875,074
Series BKNT, 2.38%, 4/25/2019	3,667,000	3,653,139
First Republic Bank 2.38%, 6/17/2019	1,109,000	1,101,969
First Tennessee Bank NA Series BKNT, 2.95%, 12/1/2019	3,367,000	3,358,077
Goldman Sachs Group, Inc.:
1.95%, 7/23/2019	1,856,000	1,834,173
2.00%, 4/25/2019	2,278,000	2,259,298
2.30%, 12/13/2019	7,386,000	7,303,646
2.55%, 10/23/2019	9,834,000	9,780,208
2.60%, 4/23/2020	7,512,000	7,440,335
2.60%, 12/27/2020	10,961,000	10,805,464
2.75%, 9/15/2020	2,899,000	2,868,966
2.88%, 2/25/2021	4,367,000	4,317,828
Series D, 6.00%, 6/15/2020	8,677,000	9,192,761
Series GMTN, 5.38%, 3/15/2020	9,962,000	10,386,679
HSBC Bank USA NA Series BKNT, 4.88%, 8/24/2020	3,946,000	4,085,728
HSBC Holdings PLC 3.40%, 3/8/2021	16,840,000	16,922,009
HSBC USA, Inc.:
2.25%, 6/23/2019	1,634,000	1,622,595
2.35%, 3/5/2020	6,368,000	6,283,561
2.38%, 11/13/2019	6,107,000	6,050,755
2.75%, 8/7/2020	5,102,000	5,058,633
5.00%, 9/27/2020	308,000	320,197
Huntington Bancshares, Inc. 3.15%, 3/14/2021	84,000	83,764
Huntington National Bank:
2.20%, 4/1/2019	2,123,000	2,111,154
2.38%, 3/10/2020	5,327,000	5,254,287
2.40%, 4/1/2020	3,013,000	2,974,012
2.88%, 8/20/2020	732,000	727,703
Intesa Sanpaolo SpA Series MTN, 3.88%, 1/15/2019	3,059,000	3,078,929
JPMorgan Chase & Co.:
2.20%, 10/22/2019	10,631,000	10,525,435
2.25%, 1/23/2020	13,299,000	13,137,418
2.55%, 10/29/2020	16,440,000	16,228,745
2.75%, 6/23/2020	5,346,000	5,318,361
4.25%, 10/15/2020	8,782,000	9,029,214
4.40%, 7/22/2020	19,614,000	20,207,912
4.95%, 3/25/2020	4,619,000	4,793,090
6.30%, 4/23/2019	10,324,000	10,711,047
JPMorgan Chase Bank NA:
3 Month USD LIBOR + 0.28%, 2.60%, 2/1/2021 (d)	2,935,000	2,917,625

Security Description	Principal Amount	Value
Series BKNT, 1.65%, 9/23/2019	$6,654,000	$6,558,781
KeyBank NA:
Series BKNT, 1.60%, 8/22/2019	1,935,000	1,903,614
Series BKNT, 2.25%, 3/16/2020	3,975,000	3,920,980
Series BKNT, 2.35%, 3/8/2019	1,896,000	1,888,681
Series BKNT, 2.50%, 12/15/2019	3,775,000	3,747,367
KeyCorp.:
Series MTN, 2.90%, 9/15/2020	4,097,000	4,077,908
Series MTN, 5.10%, 3/24/2021	3,105,000	3,275,402
Lloyds Bank PLC:
2.40%, 3/17/2020 (c)	1,304,000	1,287,830
2.70%, 8/17/2020	4,142,000	4,100,166
6.38%, 1/21/2021	8,206,000	8,894,483
Manufacturers & Traders Trust Co.:
Series BKNT, 2.05%, 8/17/2020	3,542,000	3,461,986
Series BKNT, 2.10%, 2/6/2020	4,705,000	4,628,967
Series BKNT, 2.25%, 7/25/2019	2,756,000	2,736,460
Series BKNT, 2.63%, 1/25/2021	4,446,000	4,381,978
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	8,000,000	7,714,480
2.95%, 3/1/2021	5,000,000	4,968,450
Morgan Stanley:
2.65%, 1/27/2020	8,736,000	8,678,517
2.80%, 6/16/2020	16,387,000	16,279,665
5.75%, 1/25/2021	270,000	287,788
Series GMTN, 2.38%, 7/23/2019	8,324,000	8,265,649
Series GMTN, 2.50%, 4/21/2021	224,000	219,121
Series GMTN, 5.50%, 1/26/2020	11,710,000	12,218,565
Series GMTN, 5.50%, 7/24/2020	5,306,000	5,573,794
Series GMTN, 5.50%, 7/28/2021	9,799,000	10,464,353
Series GMTN, 7.30%, 5/13/2019	9,856,000	10,327,314
Series MTN, 5.63%, 9/23/2019	9,737,000	10,104,377
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	6,224,000	6,126,844
MUFG Union Bank NA 2.25%, 5/6/2019	3,474,000	3,448,987
National Australia Bank, Ltd.:
1.38%, 7/12/2019	3,919,000	3,851,946

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 1/10/2020	$2,106,000	$2,082,623
2.50%, 1/12/2021	4,083,000	4,016,488
Series GMTN, 2.63%, 7/23/2020	3,926,000	3,891,176
Series GMTN, 2.63%, 1/14/2021	5,006,000	4,938,970
Series MTN, 2.13%, 5/22/2020	4,911,000	4,819,606
National Bank of Canada:
2.15%, 6/12/2020	4,643,000	4,566,112
2.20%, 11/2/2020	4,628,000	4,522,250
National City Corp. 6.88%, 5/15/2019	3,651,000	3,812,228
Northern Trust Corp. 3.45%, 11/4/2020	250,000	253,745
PNC Bank NA:
2.50%, 1/22/2021	6,122,000	6,028,517
Series BKNT, 1.45%, 7/29/2019	4,433,000	4,354,314
Series BKNT, 2.00%, 5/19/2020	3,904,000	3,827,989
Series BKNT, 2.25%, 7/2/2019	3,665,000	3,639,785
Series BKNT, 2.30%, 6/1/2020	6,302,000	6,199,970
Series BKNT, 2.40%, 10/18/2019	7,559,000	7,511,605
Series BKNT, 2.45%, 11/5/2020	9,774,000	9,637,066
Series MTN, 2.60%, 7/21/2020	2,985,000	2,959,538
PNC Financial Services Group, Inc.:
4.38%, 8/11/2020	1,124,000	1,155,731
5.13%, 2/8/2020	1,373,000	1,425,298
6.70%, 6/10/2019	92,000	96,110
RBC USA Holdco Corp. 5.25%, 9/15/2020	119,000	124,826
Regions Bank:
2.75%, 4/1/2021	1,996,000	1,971,729
Series BKNT, 7.50%, 5/15/2018	1,902,000	1,912,576
Royal Bank of Canada:
1.50%, 7/29/2019	5,663,000	5,571,146
1.88%, 2/5/2020	76,000	74,879
2.15%, 10/26/2020	9,305,000	9,098,429
2.20%, 9/23/2019	89,000	88,543
Series GMTN, 1.63%, 4/15/2019	4,432,000	4,384,046
Series GMTN, 2.13%, 3/2/2020 (c)	6,217,000	6,125,921
Series GMTN, 2.15%, 3/6/2020	4,241,000	4,180,481
Series GMTN, 2.50%, 1/19/2021	5,032,000	4,958,935
Series MTN, 2.35%, 10/30/2020	4,891,000	4,806,826

Security Description	Principal Amount	Value
Royal Bank of Scotland Group PLC 6.40%, 10/21/2019	$3,852,000	$4,038,321
Royal Bank of Scotland PLC 5.63%, 8/24/2020	318,000	335,894
Santander Holdings USA, Inc.:
2.65%, 4/17/2020	3,533,000	3,491,805
2.70%, 5/24/2019	2,353,000	2,345,917
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	3,322,000	3,291,803
3.13%, 1/8/2021	3,981,000	3,959,861
Santander UK PLC:
2.13%, 11/3/2020	2,904,000	2,830,964
2.35%, 9/10/2019	3,604,000	3,572,681
2.38%, 3/16/2020	5,330,000	5,257,778
2.50%, 1/5/2021	3,333,000	3,279,805
Skandinaviska Enskilda Banken AB:
1.50%, 9/13/2019	3,020,000	2,960,899
2.30%, 3/11/2020	3,320,000	3,275,313
2.63%, 3/15/2021	5,000,000	4,924,100
Sumitomo Mitsui Banking Corp.:
2.09%, 10/18/2019	2,818,000	2,781,197
2.45%, 1/16/2020	6,163,000	6,094,714
2.51%, 1/17/2020	4,364,000	4,328,564
Series GMTN, 2.25%, 7/11/2019	2,165,000	2,146,598
Series GMTN, 2.65%, 7/23/2020	4,290,000	4,248,730
Sumitomo Mitsui Financial Group, Inc. 2.93%, 3/9/2021	7,000,000	6,961,570
SunTrust Bank:
Series BKNT, 2.25%, 1/31/2020	5,414,000	5,340,857
Series BKNT, 3 Month USD LIBOR + 0.30%, 2.59%, 1/29/2021 (d)	1,749,000	1,738,751
SunTrust Banks, Inc.:
2.50%, 5/1/2019	2,596,000	2,588,757
2.90%, 3/3/2021	4,933,000	4,899,751
Svenska Handelsbanken AB:
1.95%, 9/8/2020	2,780,000	2,710,667
Series BKNT, 1.50%, 9/6/2019	3,980,000	3,900,559
Series BKNT, 2.45%, 3/30/2021	885,000	868,698
Series GMTN, 2.40%, 10/1/2020	4,625,000	4,547,023
Series MTN, 2.25%, 6/17/2019	4,341,000	4,313,044
Toronto-Dominion Bank:
1.45%, 8/13/2019	5,847,000	5,747,660
Series BKNT, 2.13%, 7/2/2019	4,207,000	4,178,182
Series GMTN, 1.85%, 9/11/2020	2,375,000	2,313,511

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 2.50%, 12/14/2020	$7,616,000	$7,515,545
Series GMTN, 2.55%, 1/25/2021	5,202,000	5,136,091
Series MTN, 1.90%, 10/24/2019	4,205,000	4,149,746
Series MTN, 2.13%, 4/7/2021	200,000	194,564
Series MTN, 2.25%, 11/5/2019	4,412,000	4,375,248
UBS AG:
Series GMTN, 2.35%, 3/26/2020	5,073,000	5,003,449
Series GMTN, 2.38%, 8/14/2019	9,795,500	9,725,658
Series GMTN, 4.88%, 8/4/2020	3,185,000	3,311,922
US Bancorp:
Series MTN, 2.20%, 4/25/2019	3,786,000	3,767,979
Series MTN, 2.35%, 1/29/2021	70,000	68,980
US Bank NA:
Series BKNT, 1.40%, 4/26/2019	5,823,000	5,747,418
Series BKNT, 2.00%, 1/24/2020	5,648,000	5,570,509
Series BKNT, 2.05%, 10/23/2020	3,716,000	3,634,062
Series BKNT, 2.13%, 10/28/2019	4,698,000	4,651,631
Series BKNT, 2.35%, 1/23/2020	10,486,000	10,406,621
Wells Fargo & Co.:
2.13%, 4/22/2019	5,385,000	5,348,651
2.50%, 3/4/2021	7,985,000	7,837,517
Series GMTN, 2.60%, 7/22/2020	20,897,000	20,681,135
Series MTN, 2.55%, 12/7/2020	8,224,000	8,096,528
Series MTN, 3.00%, 1/22/2021 (c)	180,000	179,140
Series MTN, 4.60%, 4/1/2021	211,000	219,398
Series N, 2.15%, 1/30/2020	8,388,000	8,251,611
Wells Fargo Bank NA:
1.75%, 5/24/2019	72,000	71,236
Series BKNT, 2.15%, 12/6/2019	7,336,000	7,257,285
Series BKNT, 2.40%, 1/15/2020	9,782,000	9,702,962
Series BKNT, 2.60%, 1/15/2021	11,029,000	10,876,358
Westpac Banking Corp.:
1.60%, 8/19/2019	5,841,000	5,745,850
1.65%, 5/13/2019	3,231,000	3,191,162
2.15%, 3/6/2020	5,370,000	5,287,785
2.30%, 5/26/2020	3,950,000	3,887,827
2.60%, 11/23/2020	6,812,000	6,729,711
2.65%, 1/25/2021	4,063,000	4,015,585

Security Description	Principal Amount	Value
4.88%, 11/19/2019	$6,686,000	$6,896,542

		1,352,727,064

BEVERAGES — 2.8%
Anheuser-Busch Cos. LLC 5.00%, 3/1/2019	615,000	628,788
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/1/2021	30,416,000	30,163,851
Anheuser-Busch InBev Worldwide, Inc.:
4.38%, 2/15/2021 (c)	2,250,000	2,337,210
5.00%, 4/15/2020	2,511,000	2,617,768
5.38%, 1/15/2020	8,659,000	9,059,998
6.88%, 11/15/2019	3,798,000	4,040,236
Coca-Cola Co.:
1.38%, 5/30/2019	3,858,000	3,809,235
1.88%, 10/27/2020	5,212,000	5,109,271
2.45%, 11/1/2020	3,756,000	3,740,150
3.15%, 11/15/2020	5,505,000	5,561,921
Coca-Cola European Partners US LLC 3.50%, 9/15/2020	2,732,000	2,761,396
Coca-Cola Femsa SAB de CV 2.38%, 11/26/2018	1,360,000	1,358,436
Constellation Brands, Inc.:
2.00%, 11/7/2019	3,357,000	3,305,000
2.25%, 11/6/2020	3,364,000	3,288,613
3.88%, 11/15/2019	1,467,000	1,488,283
Diageo Capital PLC 4.83%, 7/15/2020	1,209,000	1,259,730
Dr Pepper Snapple Group, Inc. 2.60%, 1/15/2019	450,000	449,212
Molson Coors Brewing Co.:
1.45%, 7/15/2019	2,882,000	2,829,173
2.25%, 3/15/2020	1,624,000	1,601,053
PepsiCo, Inc.:
1.35%, 10/4/2019	3,548,000	3,485,555
1.55%, 5/2/2019	3,849,000	3,812,280
1.85%, 4/30/2020	4,831,000	4,751,192
2.00%, 4/15/2021	200,000	195,276
2.15%, 10/14/2020	49,000	48,285
3.13%, 11/1/2020	4,875,000	4,918,778
4.50%, 1/15/2020	3,305,000	3,409,702

		106,030,392

BIOTECHNOLOGY — 1.8%
Amgen, Inc.:
1.90%, 5/10/2019	3,191,000	3,162,760
2.13%, 5/1/2020	3,632,000	3,569,130
2.20%, 5/22/2019	5,604,000	5,563,988
2.20%, 5/11/2020 (c)	10,788,000	10,618,521
3.45%, 10/1/2020	539,000	544,988
Baxalta, Inc. 2.88%, 6/23/2020	5,598,000	5,554,783
Biogen, Inc. 2.90%, 9/15/2020	7,887,000	7,836,996

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	$1,757,000	$1,825,277
Celgene Corp.:
2.25%, 5/15/2019	4,002,000	3,972,825
2.88%, 8/15/2020	4,238,000	4,218,336
2.88%, 2/19/2021	2,228,000	2,212,137
3.95%, 10/15/2020	104,000	106,006
Genzyme Corp. 5.00%, 6/15/2020	100,000	104,397
Gilead Sciences, Inc.:
1.85%, 9/20/2019	2,547,000	2,515,315
2.05%, 4/1/2019	5,324,000	5,292,535
2.35%, 2/1/2020	2,121,000	2,103,374
2.55%, 9/1/2020	9,006,000	8,932,691

		68,134,059

CHEMICALS — 1.5%
Air Products & Chemicals, Inc. 4.38%, 8/21/2019	6,000	6,139
Airgas, Inc. 2.38%, 2/15/2020	50,000	49,486
Dow Chemical Co.:
4.13%, 11/15/2021	3,948,000	4,062,532
4.25%, 11/15/2020	1,202,000	1,233,565
8.55%, 5/15/2019	6,849,000	7,268,227
Eastman Chemical Co.:
2.70%, 1/15/2020	3,873,000	3,849,375
5.50%, 11/15/2019	250,000	260,021
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	8,879,000	8,757,358
3.63%, 1/15/2021	432,000	439,344
4.63%, 1/15/2020	2,997,000	3,088,229
FMC Corp. 5.20%, 12/15/2019	791,000	817,158
LyondellBasell Industries NV 5.00%, 4/15/2019	3,950,000	4,009,921
Methanex Corp. 3.25%, 12/15/2019	736,000	731,775
Monsanto Co. 2.13%, 7/15/2019	3,302,000	3,274,098
Potash Corp. of Saskatchewan, Inc.:
4.88%, 3/30/2020	4,000	4,126
6.50%, 5/15/2019	2,265,000	2,351,682
PPG Industries, Inc.:
2.30%, 11/15/2019	2,262,000	2,248,224
3.60%, 11/15/2020	31,000	31,519
Praxair, Inc.:
4.05%, 3/15/2021	4,000,000	4,130,360
4.50%, 8/15/2019	2,933,000	3,007,997
RPM International, Inc. 6.13%, 10/15/2019	2,359,000	2,468,363
Sherwin-Williams Co. 2.25%, 5/15/2020	5,760,000	5,661,907

		57,751,406

Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 0.3%
Automatic Data Processing, Inc. 2.25%, 9/15/2020	$3,584,000	$3,540,777
Block Financial LLC 4.13%, 10/1/2020	2,764,000	2,806,068
Board of Trustees of The Leland Stanford Junior University 4.75%, 5/1/2019	115,000	117,757
Ecolab, Inc. 2.25%, 1/12/2020	135,000	133,821
Moody’s Corp.:
2.75%, 7/15/2019	2,629,000	2,624,084
5.50%, 9/1/2020	1,026,000	1,081,989
S&P Global, Inc. 3.30%, 8/14/2020	111,000	111,580

		10,416,076

CONSTRUCTION MATERIALS — 0.1%
Johnson Controls International PLC:
4.25%, 3/1/2021	1,200,000	1,235,640
5.00%, 3/30/2020	563,000	585,362
Masco Corp. 7.13%, 3/15/2020	464,000	497,060

		2,318,062

DIVERSIFIED FINANCIAL SERVICES — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.75%, 5/15/2019	8,454,000	8,518,263
4.25%, 7/1/2020	1,124,000	1,144,914
4.63%, 10/30/2020	1,438,000	1,479,544
4.63%, 7/1/2022	2,812,000	2,884,971
Air Lease Corp.:
2.13%, 1/15/2020	2,966,000	2,916,438
2.50%, 3/1/2021	1,154,000	1,131,509
4.75%, 3/1/2020 (c)	3,461,000	3,559,500
American Express Co.:
2.20%, 10/30/2020	11,138,000	10,862,335
8.13%, 5/20/2019	3,540,000	3,749,214
American Express Credit Corp.:
Series F, 2.60%, 9/14/2020	228,000	225,241
Series GMTN, 2.25%, 8/15/2019	4,669,000	4,637,064
Series MTN, 1.70%, 10/30/2019	3,519,000	3,456,080
Series MTN, 1.88%, 5/3/2019	4,437,000	4,394,582
Series MTN, 2.20%, 3/3/2020	8,168,000	8,044,745
Series MTN, 2.38%, 5/26/2020	12,452,000	12,282,777
Ameriprise Financial, Inc.:
5.30%, 3/15/2020	2,609,000	2,717,900
7.30%, 6/28/2019	2,105,000	2,218,438
BlackRock, Inc. Series 2, 5.00%, 12/10/2019	3,520,000	3,654,781

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Capital One Bank USA NA:
8.80%, 7/15/2019	$980,000	$1,050,158
Series BKNT, 2.30%, 6/5/2019	685,000	680,123
Cboe Global Markets, Inc. 1.95%, 6/28/2019	1,945,000	1,922,866
Charles Schwab Corp. 4.45%, 7/22/2020	1,808,000	1,872,582
GE Capital International Funding Co. 2.34%, 11/15/2020	26,552,000	25,954,049
Intercontinental Exchange, Inc. 2.75%, 12/1/2020	3,810,000	3,783,597
International Lease Finance Corp.:
5.88%, 4/1/2019	1,230,000	1,264,332
6.25%, 5/15/2019	4,370,000	4,518,287
8.25%, 12/15/2020	226,000	252,153
Jefferies Group LLC 8.50%, 7/15/2019 (c)	1,462,000	1,556,694
Lazard Group LLC 4.25%, 11/14/2020 (c)	4,434,000	4,556,733
Legg Mason, Inc. 2.70%, 7/15/2019	100,000	99,625
Mastercard, Inc. 2.00%, 4/1/2019	1,300,000	1,294,254
Nasdaq, Inc. 5.55%, 1/15/2020	2,259,000	2,357,289
National Rural Utilities Cooperative Finance Corp.:
2.00%, 1/27/2020	3,829,000	3,768,004
2.30%, 11/15/2019	168,000	166,718
2.35%, 6/15/2020	110,000	108,582
Series MTN, 1.50%, 11/1/2019	3,341,000	3,275,483
Series MTN, 2.90%, 3/15/2021	3,035,000	3,014,787
Nomura Holdings, Inc.:
6.70%, 3/4/2020	4,174,000	4,448,023
Series GMTN, 2.75%, 3/19/2019	3,728,000	3,724,719
Synchrony Financial:
2.70%, 2/3/2020	172,000	170,197
3.00%, 8/15/2019	9,684,859	9,657,354
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	2,875,000	3,002,535
Visa, Inc. 2.20%, 12/14/2020	11,171,000	10,993,828

		171,371,268

ELECTRIC — 3.7%
Ameren Corp. 2.70%, 11/15/2020	2,979,000	2,941,643
American Electric Power Co., Inc. 2.15%, 11/13/2020	1,732,000	1,693,446
Arizona Public Service Co. 2.20%, 1/15/2020	136,000	134,506
Berkshire Hathaway Energy Co.:

Security Description	Principal Amount	Value
2.38%, 1/15/2021 (a)	$2,457,000	$2,413,732
2.40%, 2/1/2020	200,000	198,320
Cleveland Electric Illuminating Co. 8.88%, 11/15/2018	1,401,000	1,452,011
CMS Energy Corp. 8.75%, 6/15/2019	564,000	600,001
Consolidated Edison Co. of New York, Inc.:
4.45%, 6/15/2020	1,755,000	1,816,285
6.65%, 4/1/2019	525,000	544,373
Consolidated Edison, Inc. Series A, 2.00%, 3/15/2020	2,080,000	2,043,122
Consumers Energy Co.:
5.65%, 4/15/2020	1,882,000	1,988,841
6.70%, 9/15/2019	223,000	234,859
Dominion Energy, Inc.:
2.50%, 12/1/2019	1,295,000	1,283,086
2.58%, 7/1/2020	3,925,000	3,875,859
2.96%, 7/1/2019 (e)	1,214,000	1,211,730
4.45%, 3/15/2021	2,000	2,062
5.20%, 8/15/2019	725,000	746,387
Series B, 1.60%, 8/15/2019	5,456,000	5,362,048
DTE Energy Co.:
1.50%, 10/1/2019	1,591,000	1,555,346
2.40%, 12/1/2019	2,974,000	2,939,383
Duke Energy Corp. 5.05%, 9/15/2019	1,306,000	1,343,299
Duke Energy Florida LLC:
1.85%, 1/15/2020	3,060,000	3,008,751
2.10%, 12/15/2019	1,090,250	1,083,948
Duke Energy Indiana LLC 3.75%, 7/15/2020	1,007,000	1,027,603
Duke Energy Ohio, Inc. 5.45%, 4/1/2019	761,000	781,068
Edison International 2.13%, 4/15/2020	1,738,000	1,704,404
Emera US Finance L.P. 2.15%, 6/15/2019	3,976,000	3,929,481
Entergy Corp. 4.00%, 7/15/2022	1,914,000	1,954,443
Eversource Energy:
2.50%, 3/15/2021	3,073,000	3,022,787
4.50%, 11/15/2019	2,587,000	2,649,191
Exelon Corp.:
2.85%, 6/15/2020	2,145,000	2,126,103
5.15%, 12/1/2020	2,759,000	2,883,459
Exelon Generation Co. LLC:
2.95%, 1/15/2020	3,975,000	3,962,757
4.00%, 10/1/2020	3,332,000	3,387,778
5.20%, 10/1/2019	3,909,000	4,029,671
Georgia Power Co.:
2.00%, 3/30/2020	2,082,000	2,048,459
4.25%, 12/1/2019	754,000	771,025
Series C, 2.00%, 9/8/2020	4,817,000	4,706,787
Kansas City Power & Light Co. Series 09A, 7.15%, 4/1/2019	217,000	225,600

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Kentucky Utilities Co. 3.25%, 11/1/2020	$1,000	$1,010
LG&E & KU Energy LLC 3.75%, 11/15/2020	614,000	622,645
MidAmerican Energy Co. 2.40%, 3/15/2019	4,782,000	4,767,415
NextEra Energy Capital Holdings, Inc.:
2.30%, 4/1/2019	2,894,000	2,876,839
2.40%, 9/15/2019	3,871,000	3,841,387
2.70%, 9/15/2019	475,000	473,081
Northern States Power Co. 2.20%, 8/15/2020	231,000	227,674
Pacific Gas & Electric Co. 3.50%, 10/1/2020	1,683,000	1,694,192
Pinnacle West Capital Corp. 2.25%, 11/30/2020	1,892,000	1,848,125
PNM Resources, Inc. 3.25%, 3/9/2021	3,250,000	3,252,340
Portland General Electric Co. 6.10%, 4/15/2019	1,000	1,035
Progress Energy, Inc.:
4.88%, 12/1/2019 (c)	744,000	765,717
7.05%, 3/15/2019	3,524,000	3,656,679
Public Service Co. of Colorado:
3.20%, 11/15/2020	240,000	241,478
5.13%, 6/1/2019	829,000	851,623
Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	107,000	105,666
Series MTN, 2.00%, 8/15/2019	588,000	580,971
Public Service Enterprise Group, Inc. 1.60%, 11/15/2019	2,629,000	2,568,612
Sempra Energy 2.40%, 2/1/2020	1,809,000	1,789,951
Southern California Edison Co. Series A, 2.90%, 3/1/2021	3,250,000	3,253,023
Southern Co.:
1.85%, 7/1/2019	5,058,000	4,989,464
2.15%, 9/1/2019	2,673,000	2,640,683
2.75%, 6/15/2020	3,526,000	3,495,782
Southern Power Co. Series D, 1.95%, 12/15/2019	3,145,000	3,088,767
Southwestern Electric Power Co. 6.45%, 1/15/2019	1,942,000	1,997,257
TECO Finance, Inc. 5.15%, 3/15/2020	1,018,000	1,054,261
Virginia Electric & Power Co. 5.00%, 6/30/2019	5,000	5,132
WEC Energy Group, Inc. 2.45%, 6/15/2020	3,132,000	3,096,420
Wisconsin Power & Light Co. 5.00%, 7/15/2019	1,000	1,029
Xcel Energy, Inc.:
2.40%, 3/15/2021	5,000,000	4,905,400

Security Description	Principal Amount	Value
4.70%, 5/15/2020	$3,148,000	$3,235,231

		139,612,543

ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 6.00%, 12/15/2019	1,630,000	1,707,686
Emerson Electric Co.:
4.25%, 11/15/2020	4,000	4,133
4.88%, 10/15/2019	2,168,000	2,238,200
5.00%, 4/15/2019	150,000	153,671

		4,103,690

ELECTRONICS — 0.5%
Agilent Technologies, Inc. 5.00%, 7/15/2020	35,000	36,462
Amphenol Corp. 2.20%, 4/1/2020	1,730,000	1,705,572
Avnet, Inc. 5.88%, 6/15/2020	10,000	10,488
Corning, Inc. 6.63%, 5/15/2019	500,000	520,196
Flex, Ltd. 4.63%, 2/15/2020	2,850,000	2,915,182
Fortive Corp. 1.80%, 6/15/2019	2,338,000	2,309,851
Honeywell International, Inc.:
1.40%, 10/30/2019	5,779,000	5,674,631
1.80%, 10/30/2019	5,073,000	5,005,935
Jabil, Inc. 5.63%, 12/15/2020	1,422,000	1,500,537
Keysight Technologies, Inc. 3.30%, 10/30/2019	1,090,000	1,091,995

		20,770,849

ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
5.00%, 3/1/2020	3,957,000	4,113,578
5.50%, 9/15/2019	2,181,000	2,263,268
Waste Management, Inc. 4.75%, 6/30/2020	3,969,000	4,122,640

		10,499,486

FOOD — 1.1%
Campbell Soup Co. 3.30%, 3/15/2021 (c)	3,005,000	3,026,035
General Mills, Inc. 2.20%, 10/21/2019	1,988,000	1,965,038
Ingredion, Inc. 4.63%, 11/1/2020	175,000	181,169
JM Smucker Co.:
2.20%, 12/6/2019	505,000	498,874
2.50%, 3/15/2020	3,268,000	3,232,836
Kellogg Co.:
4.00%, 12/15/2020	291,000	298,511
4.15%, 11/15/2019	1,164,000	1,185,965
Kraft Heinz Foods Co.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 7/2/2020	$10,055,000	$9,985,520
5.38%, 2/10/2020	2,093,000	2,178,499
Kroger Co.:
3.30%, 1/15/2021	3,707,000	3,723,385
6.15%, 1/15/2020	598,000	631,135
Series GMTN, 1.50%, 9/30/2019	3,878,000	3,794,313
Sysco Corp.:
1.90%, 4/1/2019	2,618,000	2,597,580
2.60%, 10/1/2020	2,060,000	2,042,696
Tyson Foods, Inc.:
2.25%, 8/23/2021	771,000	742,897
2.65%, 8/15/2019	5,766,000	5,737,055

		41,821,508

GAS — 0.4%
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	92,000	94,951
Dominion Energy Gas Holdings LLC:
2.50%, 12/15/2019	3,355,000	3,326,315
2.80%, 11/15/2020	3,911,000	3,876,231
Sempra Energy:
1.63%, 10/7/2019	2,083,000	2,041,881
2.40%, 3/15/2020	2,013,000	1,988,200
2.85%, 11/15/2020	3,263,000	3,236,113
Southern Co. Gas Capital Corp. 5.25%, 8/15/2019	4,000	4,113

		14,567,804

HAND & MACHINE TOOLS — 0.0% (b)
Kennametal, Inc. 2.65%, 11/1/2019	1,468,000	1,455,566

HEALTH CARE PRODUCTS — 2.1%
Abbott Laboratories:
2.00%, 3/15/2020	3,902,000	3,833,637
2.35%, 11/22/2019	6,351,000	6,297,334
2.80%, 9/15/2020	3,000	2,984
4.13%, 5/27/2020	3,735,000	3,822,324
Becton Dickinson and Co.:
2.13%, 6/6/2019	2,980,000	2,947,697
2.40%, 6/5/2020	7,725,000	7,578,148
2.68%, 12/15/2019	6,708,000	6,668,825
3.25%, 11/12/2020	2,053,000	2,047,888
4.40%, 1/15/2021 (a)	200,000	204,212
Boston Scientific Corp.:
2.85%, 5/15/2020	1,155,000	1,149,421
6.00%, 1/15/2020	2,290,000	2,406,194
Covidien International Finance SA 4.20%, 6/15/2020	3,317,000	3,404,934
Danaher Corp. 2.40%, 9/15/2020	155,000	153,574
Life Technologies Corp. 6.00%, 3/1/2020	4,979,000	5,234,074

Security Description	Principal Amount	Value
Medtronic Global Holdings SCA 1.70%, 3/28/2019	$4,675,000	$4,631,242
Medtronic, Inc.:
2.50%, 3/15/2020	10,249,000	10,186,891
4.45%, 3/15/2020	775,000	803,815
5.60%, 3/15/2019	425,000	436,360
Stryker Corp.:
2.00%, 3/8/2019	3,629,000	3,604,867
2.63%, 3/15/2021	260,000	257,065
4.38%, 1/15/2020	2,798,000	2,868,062
Thermo Fisher Scientific, Inc.:
4.50%, 3/1/2021	3,575,000	3,716,927
4.70%, 5/1/2020	1,840,000	1,903,498
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	7,734,000	7,653,257
4.63%, 11/30/2019	1,000	1,024

		81,814,254

HEALTH CARE SERVICES — 1.2%
Anthem, Inc.:
2.25%, 8/15/2019	2,972,000	2,943,826
2.50%, 11/21/2020	4,203,000	4,132,726
4.35%, 8/15/2020	3,472,000	3,575,396
Cigna Corp.:
4.38%, 12/15/2020	250,000	256,944
5.13%, 6/15/2020	1,551,000	1,614,296
Dignity Health 2.64%, 11/1/2019	1,907,000	1,898,419
Humana, Inc.:
2.50%, 12/15/2020	2,002,000	1,964,162
2.63%, 10/1/2019	4,624,000	4,602,175
Laboratory Corp. of America Holdings:
2.50%, 11/1/2018	1,611,000	1,609,634
2.63%, 2/1/2020	1,512,000	1,500,358
4.63%, 11/15/2020	27,000	27,971
Quest Diagnostics, Inc.:
2.50%, 3/30/2020	175,000	173,535
2.70%, 4/1/2019	2,309,000	2,306,783
4.75%, 1/30/2020	2,508,000	2,590,438
UnitedHealth Group, Inc.:
1.70%, 2/15/2019	3,305,000	3,278,867
1.95%, 10/15/2020	5,617,000	5,484,495
2.13%, 3/15/2021	2,008,000	1,957,880
2.30%, 12/15/2019	1,213,000	1,202,314
2.70%, 7/15/2020	4,947,000	4,922,413

		46,042,632

HOME BUILDERS — 0.2%
DR Horton, Inc.:
2.55%, 12/1/2020	4,826,000	4,755,396
4.00%, 2/15/2020	2,386,000	2,425,084

		7,180,480

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS — 0.7%
Estee Lauder Cos., Inc. 1.80%, 2/7/2020	$2,822,000	$2,776,001
Procter & Gamble Co.:
1.75%, 10/25/2019	1,170,000	1,157,200
1.85%, 2/2/2021	5,015,000	4,897,248
1.90%, 11/1/2019	4,071,000	4,038,717
1.90%, 10/23/2020	1,652,000	1,622,842
Unilever Capital Corp.:
1.80%, 5/5/2020	4,992,000	4,899,099
2.10%, 7/30/2020	500,000	492,105
2.75%, 3/22/2021	4,100,000	4,092,538
4.25%, 2/10/2021	1,169,000	1,212,347

		25,188,097

HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 2.45%, 12/15/2019	941,000	935,731
Kimberly-Clark Corp.:
1.85%, 3/1/2020	247,000	242,865
1.90%, 5/22/2019	809,000	802,989

		1,981,585

HOUSEWARES — 0.0% (b)
Newell Brands, Inc.:
2.60%, 3/29/2019	161,000	160,271
2.88%, 12/1/2019	754,000	749,536

		909,807

INSURANCE — 2.0%
AEGON Funding Co. LLC 5.75%, 12/15/2020	1,102,000	1,175,074
Aflac, Inc. 2.40%, 3/16/2020	3,275,000	3,239,695
Alleghany Corp. 5.63%, 9/15/2020	1,565,000	1,651,357
Allied World Assurance Co. Holdings, Ltd. 5.50%, 11/15/2020	3,218,000	3,383,598
Allstate Corp. 7.45%, 5/16/2019	1,098,000	1,151,506
Alterra Finance LLC 6.25%, 9/30/2020	539,000	574,784
American International Group, Inc.:
2.30%, 7/16/2019	5,411,000	5,361,327
3.30%, 3/1/2021	2,445,000	2,447,616
3.38%, 8/15/2020	4,283,000	4,300,561
6.40%, 12/15/2020	1,998,000	2,155,582
Aon PLC 5.00%, 9/30/2020	2,087,000	2,177,576
AXIS Specialty Finance LLC 5.88%, 6/1/2020	2,554,000	2,689,643
Berkshire Hathaway Finance Corp.:
1.30%, 8/15/2019	5,053,000	4,970,383
1.70%, 3/15/2019	6,086,000	6,043,398

Security Description	Principal Amount	Value
2.90%, 10/15/2020	$35,000	$35,196
4.25%, 1/15/2021	126,000	131,084
Berkshire Hathaway, Inc.:
2.10%, 8/14/2019	950,000	945,450
2.20%, 3/15/2021	6,041,000	5,958,057
Chubb INA Holdings, Inc.:
2.30%, 11/3/2020	4,825,000	4,747,414
5.90%, 6/15/2019	1,222,000	1,267,153
Hartford Financial Services Group, Inc. 5.50%, 3/30/2020	1,058,000	1,108,689
Lincoln National Corp. 6.25%, 2/15/2020	250,000	264,335
Manulife Financial Corp. 4.90%, 9/17/2020	225,000	234,446
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	72,000	71,581
2.35%, 3/6/2020	2,325,000	2,301,587
MetLife, Inc.:
4.75%, 2/8/2021	2,000,000	2,084,560
7.72%, 2/15/2019	3,953,000	4,118,941
PartnerRe Finance B LLC 5.50%, 6/1/2020	80,000	83,904
Protective Life Corp. 7.38%, 10/15/2019	2,442,000	2,601,243
Prudential Financial, Inc.:
Series MTN, 2.35%, 8/15/2019	3,314,000	3,293,917
Series MTN, 4.50%, 11/15/2020	106,000	109,853
Series MTN, 5.38%, 6/21/2020	828,000	869,764
Series MTND, 7.38%, 6/15/2019	3,868,000	4,073,661
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	1,119,000	1,178,598
Travelers Cos., Inc.:
3.90%, 11/1/2020	263,000	269,078
5.90%, 6/2/2019	295,000	305,558
WR Berkley Corp. 7.38%, 9/15/2019	50,000	52,935

		77,429,104

INTERNET — 0.9%
Alibaba Group Holding, Ltd. 2.50%, 11/28/2019	7,379,000	7,328,232
Amazon.com, Inc.:
1.90%, 8/21/2020 (a)	4,012,000	3,930,115
2.60%, 12/5/2019	5,863,000	5,863,117
Baidu, Inc.:
2.75%, 6/9/2019	3,922,000	3,909,999
3.00%, 6/30/2020	1,607,000	1,598,322
eBay, Inc.:
2.15%, 6/5/2020	3,959,000	3,885,323
2.20%, 8/1/2019	5,546,000	5,504,350
3.25%, 10/15/2020	7,000	7,030

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Expedia Group, Inc. 5.95%, 8/15/2020	$1,888,000	$1,995,993

		34,022,481

INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp. 3.88%, 1/15/2020	1,791,000	1,805,722
FS Investment Corp.:
4.00%, 7/15/2019	200,000	200,962
4.25%, 1/15/2020	1,297,000	1,305,716
Prospect Capital Corp. 5.00%, 7/15/2019	1,872,000	1,899,843

		5,212,243

IRON/STEEL — 0.0% (b)
Vale Overseas, Ltd. 4.63%, 9/15/2020	646,000	675,542

IT SERVICES — 2.7%
Apple, Inc.:
1.10%, 8/2/2019	3,808,000	3,742,274
1.50%, 9/12/2019	3,941,000	3,887,993
1.55%, 2/7/2020	1,486,000	1,459,193
1.80%, 11/13/2019	4,807,000	4,756,815
1.80%, 5/11/2020	8,062,000	7,928,977
1.90%, 2/7/2020	3,843,000	3,797,268
2.00%, 5/6/2020	5,285,000	5,219,730
2.00%, 11/13/2020	3,875,000	3,806,994
2.10%, 5/6/2019	6,656,000	6,635,633
2.25%, 2/23/2021	9,238,000	9,098,968
Dell International LLC/EMC Corp. 3.48%, 6/1/2019 (a)	13,465,500	13,530,136
DXC Technology Co. 2.88%, 3/27/2020	1,879,000	1,868,402
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	10,142,000	10,222,430
HP, Inc. 3.75%, 12/1/2020	8,000	8,116
IBM Credit LLC:
1.63%, 9/6/2019	3,409,000	3,362,297
1.80%, 1/20/2021	2,406,000	2,339,666
2.65%, 2/5/2021	5,005,000	4,978,423
International Business Machines Corp.:
1.63%, 5/15/2020	3,838,000	3,750,110
1.80%, 5/17/2019	2,014,000	1,998,593
1.88%, 5/15/2019	3,279,000	3,256,408
1.90%, 1/27/2020	3,752,000	3,699,397
2.25%, 2/19/2021	41,000	40,319
8.38%, 11/1/2019	3,019,000	3,282,498
NetApp, Inc. 2.00%, 9/27/2019	1,202,000	1,183,561

		103,854,201

LEISURE TIME — 0.0% (b)
Carnival Corp. 3.95%, 10/15/2020	152,000	155,698

Security Description	Principal Amount	Value
Royal Caribbean Cruises, Ltd. 2.65%, 11/28/2020	$1,209,000	$1,190,768

		1,346,466

LODGING — 0.1%
Marriott International, Inc.:
3.00%, 3/1/2019	2,347,000	2,347,094
3.38%, 10/15/2020	1,196,000	1,205,400

		3,552,494

MACHINERY, CONSTRUCTION & MINING — 0.8%
ABB Finance USA, Inc. 2.80%, 4/3/2020 (f)	1,475,000	1,476,298
Caterpillar Financial Services Corp.:
Series GMTN, 1.85%, 9/4/2020	3,008,000	2,935,267
Series MTN, 1.35%, 5/18/2019	2,793,000	2,754,904
Series MTN, 2.00%, 11/29/2019	1,633,000	1,611,902
Series MTN, 2.00%, 3/5/2020	8,643,000	8,512,490
Series MTN, 2.10%, 6/9/2019	3,608,000	3,585,594
Series MTN, 2.10%, 1/10/2020	3,806,000	3,762,536
Series MTN, 2.25%, 12/1/2019	725,000	719,359
Series MTN, 2.90%, 3/15/2021	3,250,000	3,242,655

		28,601,005

MACHINERY-DIVERSIFIED — 1.1%
CNH Industrial Capital LLC:
3.38%, 7/15/2019	1,827,000	1,822,433
4.38%, 11/6/2020	2,622,000	2,666,246
Deere & Co. 4.38%, 10/16/2019	305,000	312,591
John Deere Capital Corp.:
1.70%, 1/15/2020	3,197,000	3,134,755
2.25%, 4/17/2019	600,000	597,792
Series DMTN, 2.35%, 1/8/2021	3,095,000	3,046,687
Series MTN, 1.25%, 10/9/2019	3,029,000	2,962,029
Series MTN, 1.95%, 6/22/2020	1,902,000	1,864,930
Series MTN, 2.05%, 3/10/2020	250,000	246,743
Series MTN, 2.20%, 3/13/2020	831,000	821,809
Series MTN, 2.30%, 9/16/2019	5,759,000	5,725,252
Series MTN, 2.38%, 7/14/2020	3,094,000	3,059,254
Series MTN, 2.88%, 3/12/2021	6,000,000	5,991,000

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Rockwell Automation, Inc. 2.05%, 3/1/2020	$2,000	$1,972
Roper Technologies, Inc.:
3.00%, 12/15/2020	4,240,000	4,224,821
6.25%, 9/1/2019	5,009,000	5,244,072

		41,722,386

MEDIA — 2.3%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	2,150,000	2,122,738
4.50%, 2/15/2021	369,000	384,594
5.65%, 8/15/2020	1,690,000	1,791,518
CBS Corp. 2.30%, 8/15/2019	1,696,000	1,682,415
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	5,562,000	5,562,000
4.46%, 7/23/2022	2,072,000	2,114,165
Comcast Corp.:
5.15%, 3/1/2020	5,013,000	5,222,142
5.70%, 7/1/2019	4,265,000	4,418,881
Discovery Communications LLC:
2.20%, 9/20/2019	2,942,000	2,910,050
5.05%, 6/1/2020	1,541,000	1,600,066
5.63%, 8/15/2019	443,000	458,350
NBCUniversal Media LLC:
4.38%, 4/1/2021	200,000	207,734
5.15%, 4/30/2020	6,147,000	6,414,456
Scripps Networks Interactive, Inc.:
2.75%, 11/15/2019	2,622,000	2,605,717
2.80%, 6/15/2020	2,650,000	2,629,197
Thomson Reuters Corp. 4.70%, 10/15/2019	289,000	296,774
Time Warner Cable LLC:
4.13%, 2/15/2021	3,273,000	3,310,018
5.00%, 2/1/2020	68,000	69,831
8.25%, 4/1/2019	6,350,000	6,664,833
8.75%, 2/14/2019	4,182,000	4,379,160
Time Warner, Inc.:
2.10%, 6/1/2019	1,979,000	1,962,119
4.70%, 1/15/2021	1,425,000	1,481,102
4.75%, 3/29/2021	4,996,000	5,211,478
4.88%, 3/15/2020	5,704,000	5,896,738
Viacom, Inc. 5.63%, 9/15/2019	3,495,000	3,626,482
Walt Disney Co.:
2.30%, 2/12/2021	200,000	197,128
Series GMTN, 1.85%, 5/30/2019	2,650,000	2,631,530
Series GMTN, 2.15%, 9/17/2020	3,087,000	3,040,726
Series MTN, 0.88%, 7/12/2019	3,924,000	3,841,753
Series MTN, 1.80%, 6/5/2020	3,790,000	3,716,057

Security Description	Principal Amount	Value
Series MTN, 1.95%, 3/4/2020	$2,260,000	$2,228,518

		88,678,270

METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp. 2.25%, 6/15/2020	2,467,000	2,443,366

MINING — 0.1%
BHP Billiton Finance USA, Ltd. 6.50%, 4/1/2019	460,000	477,613
Newmont Mining Corp. 5.13%, 10/1/2019	346,000	356,124
Southern Copper Corp. 5.38%, 4/16/2020	2,166,000	2,259,160

		3,092,897

MISCELLANEOUS MANUFACTURER — 1.0%
3M Co. Series MTN, 1.63%, 6/15/2019	2,258,000	2,233,162
General Electric Co.:
2.10%, 12/11/2019	586,000	575,991
5.30%, 2/11/2021	5,134,000	5,384,745
Series GMTN, 2.20%, 1/9/2020	5,593,000	5,513,859
Series GMTN, 4.63%, 1/7/2021	74,000	76,793
Series GMTN, 5.50%, 1/8/2020	3,441,000	3,577,367
Series GMTN, 6.00%, 8/7/2019	4,889,000	5,075,516
Series MTN, 4.38%, 9/16/2020	5,547,300	5,690,254
Series MTN, 5.55%, 5/4/2020	1,554,000	1,626,137
Illinois Tool Works, Inc. 6.25%, 4/1/2019	3,539,000	3,658,370
Ingersoll-Rand Global Holding Co., Ltd.
2.90%, 2/21/2021	2,575,000	2,565,318
Ingersoll-Rand Luxembourg Finance SA
2.63%, 5/1/2020	1,005,000	996,146
Textron, Inc.
7.25%, 10/1/2019 (c)	1,436,000	1,526,004

		38,499,662

OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc. 3.63%, 9/15/2020	1,561,000	1,547,357
Xerox Corp.:
2.75%, 3/15/2019	2,057,000	2,051,919
2.80%, 5/15/2020	2,014,000	1,990,980
4.50%, 5/15/2021	2,762,000	2,823,234
5.63%, 12/15/2019	226,000	234,950
6.35%, 5/15/2018	876,000	879,241

		9,527,681

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
OIL & GAS — 4.8%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	$500,000	$519,530
6.95%, 6/15/2019	4,013,000	4,201,330
8.70%, 3/15/2019	1,462,000	1,538,038
BP Capital Markets PLC:
1.68%, 5/3/2019	1,397,000	1,383,184
1.77%, 9/19/2019	3,505,000	3,458,559
2.24%, 5/10/2019	3,840,000	3,823,450
2.32%, 2/13/2020	11,273,000	11,162,411
2.52%, 1/15/2020	3,934,000	3,910,278
4.50%, 10/1/2020	6,111,000	6,334,724
4.74%, 3/11/2021	150,000	157,165
Cenovus Energy, Inc. 5.70%, 10/15/2019	4,844,000	5,010,512
Chevron Corp.:
1.56%, 5/16/2019	4,099,000	4,058,297
1.96%, 3/3/2020	6,599,000	6,512,883
1.99%, 3/3/2020	5,693,000	5,621,439
2.19%, 11/15/2019	3,370,000	3,348,904
2.42%, 11/17/2020	5,689,000	5,641,155
2.43%, 6/24/2020	2,156,000	2,144,099
Encana Corp. 6.50%, 5/15/2019	2,042,000	2,117,299
EOG Resources, Inc.:
2.45%, 4/1/2020	2,122,000	2,101,417
4.40%, 6/1/2020	2,354,000	2,419,582
5.63%, 6/1/2019	5,119,000	5,274,771
EQT Corp.:
2.50%, 10/1/2020	3,480,000	3,404,171
8.13%, 6/1/2019	2,103,000	2,220,516
Exxon Mobil Corp.:
1.82%, 3/15/2019 (c)	6,633,000	6,595,922
1.91%, 3/6/2020	4,602,000	4,543,739
2.22%, 3/1/2021	11,685,000	11,508,673
Husky Energy, Inc. 7.25%, 12/15/2019	2,792,000	2,982,163
Marathon Oil Corp. 2.70%, 6/1/2020	2,166,000	2,137,690
Marathon Petroleum Corp. 3.40%, 12/15/2020	100,000	100,692
Noble Energy, Inc. 4.15%, 12/15/2021	2,608,000	2,667,984
Occidental Petroleum Corp. Series 1, 4.10%, 2/1/2021	6,510,000	6,705,625
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	1,998,000	2,011,806
7.50%, 1/15/2020	4,006,000	4,311,497
Shell International Finance B.V.:
1.38%, 5/10/2019	5,352,000	5,284,244
1.38%, 9/12/2019	3,960,500	3,889,964
2.13%, 5/11/2020	12,671,000	12,467,377
2.25%, 11/10/2020	2,561,000	2,524,890
4.30%, 9/22/2019	2,631,000	2,692,197
4.38%, 3/25/2020	10,754,000	11,084,684
Total Capital International SA 2.10%, 6/19/2019	3,864,000	3,840,159

Security Description	Principal Amount	Value
Total Capital SA 4.45%, 6/24/2020	$6,620,000	$6,838,725
Valero Energy Corp. 6.13%, 2/1/2020	3,643,000	3,841,616

		182,393,361

PACKAGING & CONTAINERS — 0.2%
Bemis Co., Inc. 6.80%, 8/1/2019	2,563,000	2,689,100
Packaging Corp. of America 2.45%, 12/15/2020	1,563,000	1,537,695
WestRock RKT Co.:
3.50%, 3/1/2020	359,000	361,635
4.45%, 3/1/2019	3,647,000	3,697,985

		8,286,415

PHARMACEUTICALS — 4.2%
AbbVie, Inc. 2.50%, 5/14/2020	13,975,000	13,802,548
Allergan Funding SCS:
2.45%, 6/15/2019	2,167,000	2,151,246
3.00%, 3/12/2020	19,338,000	19,240,344
Allergan, Inc. 3.38%, 9/15/2020	1,110,000	1,110,855
AstraZeneca PLC:
1.95%, 9/18/2019	4,010,000	3,963,364
2.38%, 11/16/2020	7,563,000	7,446,681
Cardinal Health, Inc.:
1.95%, 6/14/2019	3,866,000	3,822,044
2.40%, 11/15/2019	2,624,000	2,600,305
4.63%, 12/15/2020	33,000	34,258
CVS Health Corp.:
3.13%, 3/9/2020	11,640,000	11,665,026
3.35%, 3/9/2021	11,491,000	11,561,554
Express Scripts Holding Co.:
2.25%, 6/15/2019	4,236,000	4,207,407
2.60%, 11/30/2020	4,485,000	4,409,831
Express Scripts, Inc. 7.25%, 6/15/2019	225,000	236,212
Johnson & Johnson:
1.65%, 3/1/2021	4,041,000	3,930,479
1.88%, 12/5/2019	2,124,000	2,106,753
1.95%, 11/10/2020	3,803,000	3,740,060
McKesson Corp. 2.28%, 3/15/2019	4,823,000	4,795,412
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	2,466,000	2,464,816
4.90%, 11/1/2019	2,477,000	2,554,530
Merck & Co., Inc.:
1.85%, 2/10/2020	6,375,000	6,293,081
3.88%, 1/15/2021	39,000	40,112
Merck Sharp & Dohme Corp. 5.00%, 6/30/2019	4,261,000	4,386,401
Mylan NV:
2.50%, 6/7/2019	4,100,000	4,070,357
3.75%, 12/15/2020	104,000	104,702

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Mylan, Inc. 2.55%, 3/28/2019	$3,018,000	$3,003,453
Novartis Capital Corp.:
1.80%, 2/14/2020	4,003,000	3,940,233
4.40%, 4/24/2020	4,662,000	4,817,198
Pfizer, Inc.:
1.45%, 6/3/2019	3,971,000	3,925,929
1.70%, 12/15/2019	5,182,000	5,108,519
2.10%, 5/15/2019	5,484,000	5,462,393
Shire Acquisitions Investments Ireland DAC 1.90%, 9/23/2019	11,475,000	11,291,171
Teva Pharmaceutical Finance Netherlands III B.V. 1.70%, 7/19/2019	1,992,000	1,926,219
Zoetis, Inc. 3.45%, 11/13/2020	20,000	20,155

		160,233,648

PIPELINES — 2.4%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 5.50%, 10/15/2019	1,436,000	1,468,310
Boardwalk Pipelines L.P. 5.75%, 9/15/2019	1,092,000	1,131,585
Buckeye Partners L.P. 4.88%, 2/1/2021	964,000	991,368
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	3,243,000	3,245,043
Enable Midstream Partners L.P. 2.40%, 5/15/2019	3,500,000	3,461,465
Enbridge Energy Partners L.P.:
4.38%, 10/15/2020	1,571,000	1,608,515
5.20%, 3/15/2020	1,748,000	1,804,146
Series B, 6.50%, 4/15/2018	1,696,000	1,698,156
Energy Transfer Partners L.P.:
4.15%, 10/1/2020	6,378,000	6,469,907
9.00%, 4/15/2019	966,000	1,022,347
Energy Transfer Partners L.P./Regency Energy Finance Corp. 5.75%, 9/1/2020	5,000	5,233
EnLink Midstream Partners L.P. 2.70%, 4/1/2019	3,383,000	3,361,247
Enterprise Products Operating LLC:
2.55%, 10/15/2019	3,696,000	3,672,124
2.80%, 2/15/2021	3,572,000	3,533,422
5.20%, 9/1/2020	2,791,000	2,920,502
5.25%, 1/31/2020	3,493,000	3,624,651
Kinder Morgan Energy Partners L.P.:
2.65%, 2/1/2019	3,716,000	3,704,874
3.50%, 3/1/2021 (c)	86,000	85,991
5.30%, 9/15/2020	3,904,000	4,057,310
5.80%, 3/1/2021	3,423,000	3,635,774
6.50%, 4/1/2020	32,000	33,874
6.85%, 2/15/2020	1,144,000	1,215,649

Security Description	Principal Amount	Value
Kinder Morgan, Inc. 3.05%, 12/1/2019	$3,764,000	$3,754,929
Magellan Midstream Partners L.P. 6.55%, 7/15/2019	3,274,000	3,416,714
ONEOK Partners L.P. 8.63%, 3/1/2019	2,015,000	2,114,541
Phillips 66 Partners L.P. 2.65%, 2/15/2020	500,000	495,420
Plains All American Pipeline L.P./PAA Finance Corp.:
2.60%, 12/15/2019	3,658,000	3,609,202
3.65%, 6/1/2022	2,322,000	2,288,726
5.75%, 1/15/2020	38,000	39,481
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	1,300,000	1,366,090
6.25%, 3/15/2022	3,701,000	4,015,067
Spectra Energy Capital LLC 6.20%, 4/15/2018	1,872,000	1,874,134
TransCanada PipeLines, Ltd.:
2.13%, 11/15/2019	3,983,000	3,939,227
3.80%, 10/1/2020	3,784,000	3,854,874
9.88%, 1/1/2021	200,000	234,800
Williams Partners L.P.:
3.60%, 3/15/2022	936,000	932,864
5.25%, 3/15/2020	5,629,000	5,836,147

		90,523,709

REAL ESTATE INVESTMENT TRUSTS — 1.7%
Alexandria Real Estate Equities, Inc. 2.75%, 1/15/2020	2,209,000	2,197,513
American Campus Communities Operating Partnership L.P. 3.35%, 10/1/2020	3,973,000	3,979,635
American Tower Corp.:
2.80%, 6/1/2020	4,513,000	4,481,680
3.30%, 2/15/2021	2,565,000	2,563,589
3.40%, 2/15/2019	1,729,000	1,735,168
5.05%, 9/1/2020	229,000	238,412
AvalonBay Communities, Inc.:
Series GMTN, 3.63%, 10/1/2020	6,000	6,079
Series GMTN, 3.95%, 1/15/2021	275,000	280,384
Boston Properties L.P.:
5.63%, 11/15/2020	107,000	113,271
5.88%, 10/15/2019	6,198,000	6,438,607
Crown Castle International Corp. 3.40%, 2/15/2021	3,249,000	3,263,166
Digital Realty Trust L.P.:
3.40%, 10/1/2020	2,943,000	2,960,540
5.88%, 2/1/2020	2,002,000	2,091,029
ERP Operating L.P.:
2.38%, 7/1/2019	2,986,000	2,971,727
4.75%, 7/15/2020	5,000	5,179

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Government Properties Income Trust 3.75%, 8/15/2019	$891,000	$894,359
HCP, Inc.:
2.63%, 2/1/2020	6,646,000	6,579,008
5.38%, 2/1/2021	10,000	10,502
Hospitality Properties Trust 4.25%, 2/15/2021	105,000	106,918
Kimco Realty Corp. 6.88%, 10/1/2019	1,989,000	2,102,254
Select Income REIT 3.60%, 2/1/2020	1,856,000	1,851,453
Senior Housing Properties Trust 3.25%, 5/1/2019	1,394,000	1,395,129
Simon Property Group L.P.:
2.50%, 9/1/2020	3,445,000	3,407,863
4.38%, 3/1/2021	3,500,000	3,623,830
Ventas Realty L.P./Ventas Capital Corp. 2.70%, 4/1/2020	4,368,000	4,329,780
Welltower, Inc.:
4.13%, 4/1/2019	1,653,000	1,666,488
6.13%, 4/15/2020	3,213,000	3,402,535
Weyerhaeuser Co. 7.38%, 10/1/2019	151,000	160,613

		62,856,711

RETAIL — 2.1%
AutoNation, Inc. 5.50%, 2/1/2020	3,000,000	3,113,220
AutoZone, Inc. 1.63%, 4/21/2019	893,000	882,506
Best Buy Co., Inc. 5.50%, 3/15/2021	3,077,000	3,245,527
Costco Wholesale Corp.:
1.70%, 12/15/2019	3,821,000	3,765,213
1.75%, 2/15/2020	1,289,000	1,267,474
2.15%, 5/18/2021	3,034,000	2,974,898
CVS Health Corp.:
2.25%, 8/12/2019	6,072,000	6,013,709
2.80%, 7/20/2020	9,438,000	9,371,934
Home Depot, Inc.:
1.80%, 6/5/2020	5,402,000	5,306,006
2.00%, 6/15/2019	3,207,000	3,190,452
Lowe’s Cos., Inc.:
1.15%, 4/15/2019	1,928,000	1,900,468
4.63%, 4/15/2020	200,000	205,778
Macy’s Retail Holdings, Inc. 3.45%, 1/15/2021	2,008,000	2,004,406
McDonald’s Corp.:
Series MTN, 1.88%, 5/29/2019	113,000	111,920
Series MTN, 2.20%, 5/26/2020	4,576,000	4,517,976
Series MTN, 2.75%, 12/9/2020	4,807,000	4,784,023
Series MTN, 3.50%, 7/15/2020	325,000	330,129

Security Description	Principal Amount	Value
Nordstrom, Inc.
4.75%, 5/1/2020	$100,000	$103,272
QVC, Inc. 3.13%, 4/1/2019	1,676,000	1,677,492
Starbucks Corp. 2.20%, 11/22/2020	1,278,000	1,259,916
Target Corp.:
2.30%, 6/26/2019	4,848,000	4,834,911
3.88%, 7/15/2020	3,710,000	3,799,819
Walgreens Boots Alliance, Inc. 2.70%, 11/18/2019	4,124,000	4,105,153
Walmart, Inc.:
1.75%, 10/9/2019	7,573,000	7,492,726
1.90%, 12/15/2020	3,873,000	3,792,597
3.25%, 10/25/2020	50,000	50,792

		80,102,317

SEMICONDUCTORS — 1.5%
Analog Devices, Inc.:
2.85%, 3/12/2020	900,000	898,848
2.95%, 1/12/2021 (c)	3,000,000	2,991,540
Applied Materials, Inc. 2.63%, 10/1/2020	3,272,000	3,254,070
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021	3,229,000	3,135,262
2.38%, 1/15/2020	10,193,000	10,052,846
Intel Corp.:
1.85%, 5/11/2020	6,099,000	5,998,245
2.45%, 7/29/2020	6,472,000	6,432,974
Lam Research Corp. 2.75%, 3/15/2020	3,755,000	3,739,229
QUALCOMM, Inc.:
1.85%, 5/20/2019	4,342,000	4,311,389
2.10%, 5/20/2020	5,697,500	5,633,346
2.25%, 5/20/2020	7,001,000	6,898,855
Texas Instruments, Inc.:
1.65%, 8/3/2019	3,989,000	3,941,292
1.75%, 5/1/2020	350,000	343,392

		57,631,288

SOFTWARE — 2.2%
Adobe Systems, Inc. 4.75%, 2/1/2020	3,226,000	3,344,007
Broadridge Financial Solutions, Inc. 3.95%, 9/1/2020	2,817,000	2,873,819
CA, Inc.:
2.88%, 8/15/2018	500,000	500,980
3.60%, 8/1/2020	1,661,000	1,678,042
5.38%, 12/1/2019	2,069,000	2,143,070
Electronic Arts, Inc. 3.70%, 3/1/2021	3,000,000	3,044,190
Fidelity National Information Services, Inc. 3.63%, 10/15/2020	4,685,000	4,743,000
Fiserv, Inc.:
2.70%, 6/1/2020	6,081,000	6,055,885

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 10/1/2020	$8,000	$8,305
Microsoft Corp.:
1.10%, 8/8/2019	9,248,000	9,090,321
1.85%, 2/6/2020	8,363,000	8,271,759
1.85%, 2/12/2020	1,300,000	1,285,388
2.00%, 11/3/2020	12,199,000	11,997,716
3.00%, 10/1/2020	2,515,000	2,538,591
4.20%, 6/1/2019	3,303,000	3,375,105
Oracle Corp.:
2.25%, 10/8/2019	6,167,000	6,145,724
3.88%, 7/15/2020	3,451,000	3,540,381
5.00%, 7/8/2019	7,539,000	7,769,543
VMware, Inc. 2.30%, 8/21/2020	6,149,500	5,981,865

		84,387,691

TELECOMMUNICATIONS — 3.2%
America Movil SAB de CV:
5.00%, 10/16/2019	2,313,000	2,380,031
5.00%, 3/30/2020	7,073,000	7,307,399
AT&T, Inc.:
2.45%, 6/30/2020	11,683,000	11,546,309
2.80%, 2/17/2021	5,200,000	5,148,364
4.60%, 2/15/2021	3,000,000	3,107,700
5.00%, 3/1/2021	1,246,000	1,308,188
5.20%, 3/15/2020	6,884,000	7,166,106
5.80%, 2/15/2019	1,500,000	1,537,970
5.88%, 10/1/2019	3,145,000	3,279,071
Cisco Systems, Inc.:
1.40%, 9/20/2019	3,881,000	3,817,507
2.20%, 2/28/2021	10,356,000	10,165,657
2.45%, 6/15/2020	7,807,000	7,761,017
4.45%, 1/15/2020	9,652,000	9,951,791
Deutsche Telekom International Finance B.V. 6.00%, 7/8/2019	3,680,000	3,825,654
Juniper Networks, Inc. 3.30%, 6/15/2020	3,675,000	3,677,094
Orange SA:
1.63%, 11/3/2019	6,234,000	6,106,889
5.38%, 7/8/2019	3,877,000	3,998,350
Telefonica Emisiones SAU:
5.13%, 4/27/2020	2,326,000	2,418,063
5.46%, 2/16/2021	8,401,000	8,915,645
5.88%, 7/15/2019	3,914,000	4,060,658
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	3,100,000	3,217,056
Verizon Communications, Inc.:
2.63%, 2/21/2020	3,862,000	3,846,745
3.45%, 3/15/2021	624,000	630,408
Vodafone Group PLC:
4.38%, 3/16/2021	2,000,000	2,069,460
5.45%, 6/10/2019	4,011,000	4,139,433

		121,382,565

Security Description	Principal Amount	Value
TRANSPORTATION — 0.9%
Burlington Northern Santa Fe LLC 4.70%, 10/1/2019	$4,001,000	$4,114,308
Canadian National Railway Co. 2.40%, 2/3/2020	1,870,000	1,862,501
CSX Corp. 3.70%, 10/30/2020	509,000	517,760
FedEx Corp. 2.30%, 2/1/2020	3,841,000	3,800,132
Norfolk Southern Corp. 5.90%, 6/15/2019	1,989,000	2,060,564
Norfolk Southern Railway Co. 9.75%, 6/15/2020	175,000	199,859
Ryder System, Inc.:
Series MTN, 2.45%, 9/3/2019	3,437,000	3,412,150
Series MTN, 2.50%, 5/11/2020	1,713,000	1,693,729
Series MTN, 2.55%, 6/1/2019	2,612,000	2,599,828
Series MTN, 2.65%, 3/2/2020	1,571,000	1,559,265
Union Pacific Corp.:
1.80%, 2/1/2020 (c)	2,452,000	2,410,812
2.25%, 6/19/2020	480,000	474,355
United Parcel Service, Inc.:
2.05%, 4/1/2021	6,023,000	5,888,145
3.13%, 1/15/2021	119,000	119,997
5.13%, 4/1/2019	4,501,000	4,614,606

		35,328,011

TRUCKING & LEASING — 0.1%
GATX Corp.:
2.50%, 7/30/2019	50,000	49,628
2.60%, 3/30/2020	2,865,000	2,840,791

		2,890,419

TOTAL CORPORATE BONDS & NOTES (Cost $3,826,770,630)		3,778,860,279

	Shares

SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (g) (h)	70,429,897	70,429,897
State Street Navigator Securities Lending Government Money Market Portfolio (g)(i)	5,491,453	5,491,453

TOTAL SHORT-TERM INVESTMENTS (Cost $75,921,350)		75,921,350

TOTAL INVESTMENTS — 101.3% (Cost $3,902,691,980)		3,854,781,629

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(49,204,166)

NET ASSETS — 100.0%.		$3,805,577,463

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2018.
(d)	Variable rate security — Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of March 31, 2018. Maturity date shown is the final maturity.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2018.
(i)	Investment of cash collateral for securities loaned.

BKNT = Bank Notes

GMTN = Global Medium Term Note

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$6,543,090	$—	$6,543,090
Aerospace & Defense	—	60,884,230	—	60,884,230
Agriculture	—	49,054,956	—	49,054,956
Airlines	—	10,002,463	—	10,002,463
Apparel	—	1,899,837	—	1,899,837
Auto Manufacturers	—	161,105,142	—	161,105,142
Banks	—	1,352,727,064	—	1,352,727,064
Beverages	—	106,030,392	—	106,030,392
Biotechnology	—	68,134,059	—	68,134,059
Chemicals	—	57,751,406	—	57,751,406
Commercial Services	—	10,416,076	—	10,416,076
Construction Materials	—	2,318,062	—	2,318,062
Diversified Financial Services	—	171,371,268	—	171,371,268
Electric	—	139,612,543	—	139,612,543
Electrical Components & Equipment	—	4,103,690	—	4,103,690
Electronics	—	20,770,849	—	20,770,849
Environmental Control	—	10,499,486	—	10,499,486
Food	—	41,821,508	—	41,821,508
Gas	—	14,567,804	—	14,567,804
Hand & Machine Tools	—	1,455,566	—	1,455,566
Health Care Products	—	81,814,254	—	81,814,254
Health Care Services	—	46,042,632	—	46,042,632
Home Builders	—	7,180,480	—	7,180,480
Household Products	—	25,188,097	—	25,188,097
Household Products & Wares	—	1,981,585	—	1,981,585
Housewares	—	909,807	—	909,807
Insurance	—	77,429,104	—	77,429,104

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Internet	$—	$34,022,481	$—	$34,022,481
Investment Company Security	—	5,212,243	—	5,212,243
Iron/Steel	—	675,542	—	675,542
IT Services	—	103,854,201	—	103,854,201
Leisure Time	—	1,346,466	—	1,346,466
Lodging	—	3,552,494	—	3,552,494
Machinery, Construction & Mining	—	28,601,005	—	28,601,005
Machinery-Diversified	—	41,722,386	—	41,722,386
Media	—	88,678,270	—	88,678,270
Metal Fabricate & Hardware	—	2,443,366	—	2,443,366
Mining	—	3,092,897	—	3,092,897
Miscellaneous Manufacturer	—	38,499,662	—	38,499,662
Office & Business Equipment	—	9,527,681	—	9,527,681
Oil & Gas	—	182,393,361	—	182,393,361
Packaging & Containers	—	8,286,415	—	8,286,415
Pharmaceuticals	—	160,233,648	—	160,233,648
Pipelines	—	90,523,709	—	90,523,709
Real Estate Investment Trusts	—	62,856,711	—	62,856,711
Retail	—	80,102,317	—	80,102,317
Semiconductors	—	57,631,288	—	57,631,288
Software	—	84,387,691	—	84,387,691
Telecommunications	—	121,382,565	—	121,382,565
Transportation	—	35,328,011	—	35,328,011
Trucking & Leasing	—	2,890,419	—	2,890,419
Short-Term Investments	75,921,350	—	—	75,921,350

TOTAL INVESTMENTS	$75,921,350	$3,778,860,279	$—	$3,854,781,629

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	93,483,873	$93,483,873	$725,245,335	$748,299,311	$—	$—	70,429,897	$70,429,897	$129,830	$—
State Street Navigator Securities Lending Government Money Market Portfolio	15,693,263	15,693,263	82,134,080	92,335,890	—	—	5,491,453	5,491,453	54,337	—

Total		$109,177,136	$807,379,415	$840,635,201	$—	$—		$75,921,350	$184,167	$—

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds:
7.13%, 2/15/2023	$510,000	$616,534
7.25%, 8/15/2022	196,800	235,493
7.63%, 11/15/2022	297,100	363,240
7.88%, 2/15/2021	107,700	124,218
8.00%, 11/15/2021	520,500	619,988
8.13%, 8/15/2019	112,100	121,144
8.13%, 5/15/2021	439,200	514,369
8.13%, 8/15/2021	182,500	216,027
8.50%, 2/15/2020	764,600	852,927
8.75%, 5/15/2020	241,700	274,378
8.75%, 8/15/2020	347,200	398,471
Treasury Notes:
0.75%, 7/15/2019	2,254,400	2,213,212
0.75%, 8/15/2019	908,500	890,684
0.88%, 4/15/2019	2,487,000	2,454,570
0.88%, 5/15/2019	1,548,600	1,526,517
0.88%, 6/15/2019	1,178,400	1,160,182
0.88%, 7/31/2019	530,000	520,852
0.88%, 9/15/2019	811,600	795,782
1.00%, 6/30/2019	1,566,500	1,543,379
1.00%, 8/31/2019	2,060,500	2,025,492
1.00%, 9/30/2019	1,021,400	1,003,137
1.00%, 10/15/2019	892,200	875,748
1.00%, 11/15/2019	3,479,700	3,411,289
1.00%, 11/30/2019	749,700	734,489
1.13%, 5/31/2019	903,600	892,657
1.13%, 12/31/2019	1,058,600	1,038,307
1.13%, 3/31/2020	1,298,400	1,268,810
1.13%, 4/30/2020	1,458,300	1,423,432
1.13%, 2/28/2021	1,992,800	1,922,056
1.13%, 6/30/2021	3,051,800	2,927,928
1.13%, 7/31/2021	1,409,500	1,350,259
1.13%, 8/31/2021	1,877,500	1,795,923
1.13%, 9/30/2021	2,680,300	2,560,544
1.25%, 4/30/2019	2,904,400	2,876,256
1.25%, 5/31/2019	2,515,700	2,489,260
1.25%, 6/30/2019	1,614,400	1,595,867
1.25%, 8/31/2019	1,708,800	1,685,834
1.25%, 10/31/2019	378,700	372,902
1.25%, 1/31/2020	2,394,700	2,351,236
1.25%, 2/29/2020	864,100	847,535
1.25%, 3/31/2021	3,411,200	3,298,528
1.25%, 10/31/2021	2,211,400	2,119,494
1.38%, 7/31/2019	1,157,300	1,144,882
1.38%, 9/30/2019	1,287,300	1,270,823
1.38%, 12/15/2019	850,900	838,307
1.38%, 1/15/2020	904,600	890,606
1.38%, 1/31/2020	1,726,900	1,699,857
1.38%, 2/15/2020	1,020,600	1,003,699
1.38%, 2/29/2020	2,539,100	2,496,418
1.38%, 3/31/2020	4,286,300	4,209,618
1.38%, 4/30/2020	3,017,000	2,959,767
1.38%, 5/31/2020	1,495,800	1,465,914
1.38%, 8/31/2020	2,398,700	2,344,082

Security Description	Principal Amount	Value
1.38%, 9/15/2020	$1,519,600	$1,484,710
1.38%, 9/30/2020	2,283,200	2,229,134
1.38%, 10/31/2020	2,070,800	2,019,631
1.38%, 1/31/2021	2,292,600	2,229,278
1.38%, 4/30/2021	2,092,500	2,028,721
1.38%, 5/31/2021	2,283,000	2,209,944
1.50%, 5/31/2019	2,516,000	2,496,602
1.50%, 10/31/2019	3,460,000	3,419,829
1.50%, 11/30/2019	1,989,000	1,964,694
1.50%, 4/15/2020	1,162,700	1,144,213
1.50%, 5/15/2020	1,657,100	1,629,460
1.50%, 5/31/2020	2,445,300	2,402,996
1.50%, 6/15/2020	1,847,700	1,815,439
1.50%, 7/15/2020	1,708,800	1,677,221
1.50%, 8/15/2020	1,708,800	1,676,230
1.50%, 1/31/2022	3,417,600	3,293,814
1.50%, 2/28/2023	1,938,400	1,843,593
1.50%, 3/31/2023	2,000,000	1,900,100
1.63%, 4/30/2019	2,118,100	2,106,090
1.63%, 6/30/2019	1,969,900	1,956,426
1.63%, 7/31/2019	3,432,200	3,406,699
1.63%, 8/31/2019	2,768,100	2,745,346
1.63%, 12/31/2019	2,663,500	2,634,814
1.63%, 3/15/2020	1,267,000	1,251,010
1.63%, 6/30/2020	2,128,100	2,095,646
1.63%, 7/31/2020	3,058,100	3,009,354
1.63%, 10/15/2020	1,716,600	1,685,804
1.63%, 11/30/2020	2,534,300	2,485,768
1.63%, 8/15/2022	1,877,400	1,807,955
1.63%, 8/31/2022	2,628,500	2,529,379
1.63%, 11/15/2022	2,416,200	2,319,818
1.75%, 9/30/2019	3,642,900	3,617,181
1.75%, 11/30/2019	2,329,300	2,309,920
1.75%, 10/31/2020	1,873,100	1,844,310
1.75%, 11/15/2020 (a)	1,592,600	1,567,915
1.75%, 12/31/2020	2,992,000	2,942,662
1.75%, 11/30/2021	2,846,300	2,774,004
1.75%, 2/28/2022	2,072,800	2,015,798
1.75%, 3/31/2022	2,170,600	2,109,433
1.75%, 4/30/2022	2,025,000	1,965,688
1.75%, 5/15/2022	2,213,600	2,148,454
1.75%, 5/31/2022	1,954,500	1,895,435
1.75%, 6/30/2022	2,191,000	2,123,495
1.75%, 9/30/2022	2,213,600	2,139,644
1.75%, 1/31/2023	1,999,600	1,926,475
1.88%, 12/31/2019	2,889,600	2,870,500
1.88%, 6/30/2020	643,600	637,228
1.88%, 12/15/2020	2,049,700	2,023,607
1.88%, 11/30/2021	3,080,200	3,016,840
1.88%, 1/31/2022	2,878,300	2,813,250
1.88%, 2/28/2022	1,531,200	1,495,569
1.88%, 3/31/2022	1,872,900	1,828,287
1.88%, 4/30/2022	3,139,700	3,061,961
1.88%, 5/31/2022	1,313,600	1,280,944
1.88%, 7/31/2022	2,014,200	1,960,240
1.88%, 8/31/2022	2,176,100	2,116,671
1.88%, 9/30/2022	2,122,500	2,062,815

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
1.88%, 10/31/2022	$1,653,800	$1,606,766
2.00%, 1/31/2020	1,899,600	1,890,672
2.00%, 7/31/2020	1,659,400	1,647,104
2.00%, 9/30/2020	1,480,800	1,468,287
2.00%, 11/30/2020	1,945,100	1,926,602
2.00%, 1/15/2021	1,999,600	1,979,324
2.00%, 2/28/2021	1,798,400	1,778,672
2.00%, 5/31/2021	2,383,400	2,352,464
2.00%, 8/31/2021	2,947,700	2,903,602
2.00%, 10/31/2021	1,804,500	1,775,502
2.00%, 11/15/2021	4,357,100	4,286,951
2.00%, 12/31/2021	3,523,000	3,461,312
2.00%, 2/15/2022	2,036,000	1,999,983
2.00%, 7/31/2022	1,889,000	1,848,840
2.00%, 10/31/2022	2,191,000	2,139,818
2.00%, 11/30/2022	3,548,500	3,463,762
2.00%, 2/15/2023	3,494,200	3,404,993
2.13%, 8/31/2020	1,372,800	1,365,607
2.13%, 1/31/2021	1,163,700	1,155,426
2.13%, 6/30/2021	1,291,600	1,279,084
2.13%, 8/15/2021	4,372,600	4,325,201
2.13%, 9/30/2021	2,856,700	2,824,134
2.13%, 12/31/2021	1,489,800	1,471,282
2.13%, 6/30/2022	2,981,400	2,934,353
2.13%, 12/31/2022	3,626,200	3,556,577
2.25%, 2/29/2020	765,200	764,886
2.25%, 3/31/2020	1,250,000	1,249,450
2.25%, 2/15/2021	1,620,200	1,614,173
2.25%, 3/31/2021	2,597,600	2,586,638
2.25%, 4/30/2021	2,932,300	2,918,694
2.25%, 7/31/2021	2,834,000	2,816,514
2.38%, 12/31/2020	1,632,600	1,632,698
2.38%, 3/15/2021	2,000,000	1,999,300
2.38%, 1/31/2023	1,999,600	1,983,283
2.50%, 3/31/2023	2,000,000	1,993,820
2.63%, 8/15/2020	2,763,100	2,780,728
2.63%, 11/15/2020	3,210,200	3,230,328
2.63%, 2/28/2023	2,940,400	2,949,633
3.13%, 5/15/2019	2,986,700	3,017,463

Security Description	Principal Amount	Value
3.13%, 5/15/2021	$2,736,800	$2,794,081
3.38%, 11/15/2019	1,801,500	1,833,711
3.50%, 5/15/2020	1,606,300	1,645,172
3.63%, 8/15/2019	1,652,400	1,683,498
3.63%, 2/15/2020	3,390,900	3,474,248
3.63%, 2/15/2021	3,780,700	3,910,604

TOTAL U.S. TREASURY OBLIGATIONS (Cost $310,654,549)		306,406,207

	Shares
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b) (c)	5,866,620	5,866,620
State Street Navigator Securities Lending Government Money Market Portfolio(b) (d)	1,449,121	1,449,121

TOTAL SHORT-TERM INVESTMENTS (Cost $7,315,741)		7,315,741

TOTAL INVESTMENTS — 101.6% (Cost $317,970,290)		313,721,948

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(5,062,589)

NET ASSETS — 100.0%		$308,659,359

(a)	All or a portion of the shares of the security are on loan at March 31, 2018.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.
(d)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$306,406,207	$—	$306,406,207
Short-Term Investments	7,315,741	—	—	7,315,741

TOTAL INVESTMENTS	$7,315,741	$306,406,207	$—	$313,721,948

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares.	1,369,761	$1,369,761	$29,122,239	$24,625,380	$—	$—	5,866,620	$5,866,620	$4,686	$—
State Street Navigator Securities Lending Government Money Market Portfolio	688,500	688,500	52,343,830	51,583,209	—	—	1,449,121	1,449,121	5,066	—

Total		$2,058,261	$81,466,069	$76,208,589	$—	$—		$7,315,741	$9,752	$—

See accompanying notes to schedule of investments.

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At March 31, 2018, the independent fair value service was used for certain foreign securities in the Fund’s portfolio, and these securities were classified within Level 2 of the fair value hierarchy.

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ underlying benchmarks. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2018, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The SPDR Bloomberg Barclays Convertible Securities ETF had transfers from Level 1 to Level 2 during the period ended March 31, 2018, in the amount of $49,569,806. At March 31, 2018, these investments were valued using alternative valuation policy adopted by the Board. At prior period ended June 30, 2017, these were valued at exchange closing prices in accordance with the Fund’s valuation policy.

Futures Contracts

The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

Forward Foreign Currency Exchange Contracts

Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2018, are disclosed in the Schedules of Investments.

Aggregate Unrealized Appreciation and Depreciation

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones REIT ETF	$2,348,694,077	$223,004,791	$207,463,451	$15,541,340
SPDR FactSet Innovative Technology ETF	12,742,997	1,861,395	319,337	1,542,058
SPDR Global Dow ETF	77,203,564	23,800,871	8,131,751	15,669,120
SPDR Kensho Future Security ETF	6,091,596	466,925	291,813	175,112
SPDR Kensho Intelligent Structures ETF	4,538,400	95,744	235,043	(139,299)
SPDR Kensho Smart Mobility ETF	4,550,885	166,070	277,314	(111,244)
SPDR MSCI USA StrategicFactors ETF	90,438,706	7,382,043	2,799,130	4,582,913
SPDR NYSE Technology ETF	651,133,864	279,183,821	8,977,056	270,206,765
SPDR Portfolio Large Cap ETF	1,101,132,445	45,776,520	37,339,184	8,437,336
SPDR Portfolio Mid Cap ETF	578,651,532	32,649,370	28,420,601	4,228,769
SPDR Portfolio S&P 500 Growth ETF	1,715,029,768	218,078,513	16,367,358	201,711,155
SPDR Portfolio S&P 500 High Dividend ETF	451,612,670	10,435,664	25,043,009	(14,607,345)
SPDR Portfolio S&P 500 Value ETF	1,390,856,170	32,538,929	61,593,344	(29,054,415)
SPDR Portfolio Small Cap ETF	815,701,260	69,136,322	41,842,449	27,293,873
SPDR Portfolio Total Stock Market ETF	1,390,496,803	90,915,465	50,217,973	40,697,492
SPDR Russell 1000 Low Volatility Focus ETF	379,084,111	83,782,755	15,539,238	68,243,517
SPDR Russell 1000 Momentum Focus ETF	503,239,505	80,218,929	8,822,681	71,396,248
SPDR Russell 1000® Yield Focus ETF	341,253,130	67,047,189	20,005,888	47,041,301
SPDR S&P 1500 Momentum Tilt ETF	24,165,110	4,788,301	140,702	4,647,599
SPDR S&P 1500 Value Tilt ETF	13,337,570	2,130,035	545,690	1,584,345
SPDR S&P 400 Mid Cap Growth ETF	1,025,929,235	109,918,149	26,951,804	82,966,345
SPDR S&P 400 Mid Cap Value ETF	716,097,088	38,127,915	41,744,495	(3,616,580)
SPDR S&P 500 Buyback ETF	15,035,295	1,096,047	702,686	393,361
SPDR S&P 500 Fossil Fuel Reserves Free ETF	228,893,330	39,567,779	5,885,627	33,682,152
SPDR S&P 600 Small Cap ETF	837,508,069	158,703,903	67,041,992	91,661,911
SPDR S&P 600 Small Cap Growth ETF	1,245,209,543	218,433,030	39,859,408	178,573,622
SPDR S&P 600 Small Cap Value ETF	1,271,193,744	115,603,657	94,308,689	21,294,968
SPDR S&P Aerospace & Defense ETF	1,101,124,477	210,677,061	11,152,996	199,524,065
SPDR S&P Bank ETF	3,878,880,421	374,805,000	60,585,123	314,219,877
SPDR S&P Biotech ETF	6,120,031,216	310,111,746	738,536,179	(428,424,433)
SPDR S&P Capital Markets ETF	142,348,425	30,588,272	3,643,847	26,944,425
SPDR S&P Dividend ETF	12,476,227,981	3,284,866,496	241,971,516	3,042,894,980
SPDR S&P Health Care Equipment ETF	189,884,570	38,548,283	4,573,979	33,974,304

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Health Care Services ETF	$101,133,783	$13,697,747	$15,754,198	$(2,056,451)
SPDR S&P Homebuilders ETF	1,004,202,908	6,708,014	126,639,973	(119,931,959)
SPDR S&P Insurance ETF	832,566,102	68,451,557	17,323,153	51,128,404
SPDR S&P Internet ETF	3,169,927	1,105,379	141,660	963,719
SPDR S&P Metals & Mining ETF	1,031,919,097	5,612	113,368,298	(113,362,686)
SPDR S&P Oil & Gas Equipment & Services ETF	426,474,768	700,762	93,068,309	(92,367,547)
SPDR S&P Oil & Gas Exploration & Production ETF	2,815,089,117	33,610,808	475,928,666	(442,317,858)
SPDR S&P Pharmaceuticals ETF	459,672,926	34,274,995	94,811,515	(60,536,520)
SPDR S&P Regional Banking ETF	5,292,937,598	86,764,309	132,033,622	(45,269,313)
SPDR S&P Retail ETF	529,692,778	1,746,638	73,747,634	(72,000,996)
SPDR S&P Semiconductor ETF	339,425,645	32,528,845	26,605,889	5,922,956
SPDR S&P Software & Services ETF	50,917,628	16,184,150	1,109,441	15,074,709
SPDR S&P Technology Hardware ETF	3,022,613	917,429	211,063	706,366
SPDR S&P Telecom ETF	121,360,078	4,341,928	12,320,734	(7,978,806)
SPDR S&P Transportation ETF	222,139,186	26,540,454	14,113,716	12,426,738
SPDR SSGA Gender Diversity Index ETF	274,124,954	49,104,961	12,212,482	36,892,479
SPDR SSGA US Large Cap Low Volatility Index ETF	88,951,387	10,030,184	1,168,153	8,862,031
SPDR SSGA US Small Cap Low Volatility Index ETF	195,326,983	5,328,956	6,346,367	(1,017,411)
SPDR Wells Fargo Preferred Stock ETF	569,127,923	2,017,343	14,541,386	(12,524,043)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	238,443,802	—	2,312,123	(2,312,123)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	3,317,524,131	54,806	41,689	13,117
SPDR Bloomberg Barclays Convertible Securities ETF	3,978,330,326	555,849,416	276,806,295	279,043,121
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	705,312,968	20,518,607	11,480,701	9,037,906
SPDR Bloomberg Barclays High Yield Bond ETF	10,346,253,547	2,366,370	477,544,540	(475,178,170)
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	704,704,392	83,453	18,291,181	(18,207,728)
SPDR Bloomberg Barclays International Corporate Bond ETF	327,372,255	10,119,507	1,356,372	8,763,135
SPDR Bloomberg Barclays International Treasury Bond ETF	1,559,927,348	82,878,088	34,876,075	48,002,013
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	2,456,111,943	3,708,807	1,327,440	2,381,367
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	19,132,905	150,881	333,635	(182,754)
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	242,046,583	148,965	6,476,100	(6,327,135)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	4,629,782,810	7,588,348	139,799,825	(132,211,477)
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	249,896,763	11,893,874	734,007	11,159,867
SPDR Bloomberg Barclays TIPS ETF	1,225,756,646	4,623,269	10,516,496	(5,893,227)
SPDR ICE BofAML Crossover Corporate Bond ETF	68,001,623	623,763	1,122,496	(498,733)
SPDR Citi International Government Inflation-Protected Bond ETF	599,819,066	59,654,789	19,087,043	40,567,746
SPDR Dorsey Wright Fixed Income Allocation ETF	184,940,912	1,903,167	—	1,903,167
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	2,600,028,263	13,788,515	35,527,161	(21,738,646)
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	3,771,004,096	75,045	52,534,143	(52,459,098)
SPDR Nuveen S&P High Yield Municipal Bond ETF	482,159,115	14,809,411	10,840,392	3,969,019
SPDR Portfolio Aggregate Bond ETF	2,676,237,472	7,530,630	38,598,900	(31,068,270)
SPDR Portfolio Intermediate Term Corporate Bond ETF	3,347,808,539	2,276,167	66,511,622	(64,235,455)
SPDR Portfolio Long Term Corporate Bond ETF	308,773,301	1,412,178	9,319,717	(7,907,539)
SPDR Portfolio Long Term Treasury ETF	815,284,485	300,350	39,684,271	(39,383,921)
SPDR Portfolio Short Term Corporate Bond ETF	3,902,691,980	312,216	48,222,567	(47,910,351)
SPDR Portfolio Short Term Treasury ETF	317,970,290	43,856	4,292,198	(4,248,342)

SPDR SERIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the N-Q filings were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the N-Q filings.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	May 18, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	May 18, 2018